Due to size constraints, this filing is being made in 2 related submissions.  This submission is the second of 2 related submissions.  The accession number of the previous related submission is as follows:  0000898745-09-000565

Institutional, J & R Share Classes

Annual Report

October 31, 2009

Table of Contents

Economic & Financial Market Review	2
Important Fund Information	4
SAM Portfolios’ Performance and Investment Overview:
SAM Flexible Income Portfolio	5
SAM Conservative Balanced Portfolio	6
SAM Balanced Portfolio	7
SAM Conservative Growth Portfolio	8
SAM Strategic Growth Portfolio	9
Principal LifeTime Funds’ Performance and Investment Overview:
Principal LifeTime 2010 Fund	10
Principal LifeTime 2015 Fund	11
Principal LifeTime 2020 Fund	12
Principal LifeTime 2025 Fund	13
Principal LifeTime 2030 Fund	14
Principal LifeTime 2035 Fund	15
Principal LifeTime 2040 Fund	16
Principal LifeTime 2045 Fund	17
Principal LifeTime 2050 Fund	18
Principal LifeTime 2055 Fund	19
Principal LifeTime Strategic Income Fund	20
Large U.S. Equity Funds’ Performance and Investment Overview:
Capital Appreciation Fund*	21
Disciplined LargeCap Blend Fund	22
Equity Income Fund	23
LargeCap Blend Fund I	24
LargeCap Blend Fund II	25
LargeCap Growth Fund	26
LargeCap Growth Fund I	27
LargeCap Growth Fund II	28
LargeCap S&P 500 Index Fund	29
LargeCap Value Fund	30
LargeCap Value Fund I	31
LargeCap Value Fund III	32

Small/Mid U.S. Equity Funds’ Performance and Investment Overview:

MidCap Blend Fund	33
MidCap Growth Fund	34
MidCap Growth Fund III	35
MidCap S&P 400 Index Fund	36
MidCap Value Fund I	37
MidCap Value Fund III	38
Real Estate Securities Fund	39

*	The full name of this fund is the Principal Capital Appreciation Fund.

Table of Contents

SmallCap Blend Fund	40
SmallCap Growth Fund	41
SmallCap Growth Fund I	42
SmallCap Growth Fund II	43
SmallCap S&P 600 Index Fund	44
SmallCap Value Fund	45
SmallCap Value Fund I	46
SmallCap Value Fund II	47

International Equity Funds’ Performance and Investment Overview:

Diversified International Fund	48
Global Real Estate Securities Fund	49
International Emerging Markets Fund	50
International Fund I	51
International Growth Fund	52
International Value Fund I	53
Specialty Funds’ Performance and Investment Overview:
Global Diversified Income Fund	54
Fixed-Income Funds’ Performance and Investment Overview:
Bond & Mortgage Securities Fund	55
Core Plus Bond Fund I	56
Government & High Quality Bond Fund	57
High Quality Intermediate-Term Bond Fund	58
High Yield Fund	59
High Yield Fund I	60
Income Fund	61
Inflation Protection Fund	62
Preferred Securities Fund	63

Short-Term Fixed-Income Funds’ Performance and Investment Overview:

Short-Term Bond Fund	64
Short-Term Income Fund	65
Ultra Short Bond Fund	66
Money Market Fund	67
Glossary	68
Financial Statements	73
Notes to Financial Statements	178
Schedules of Investments	218
Financial Highlights	670
Report of Registered Independent Public Accounting Firm	830
Shareholder Expense Example	831
Supplemental Information	840

1

Economic & Financial Market Review

For roughly the first half of the 12-month period ended October 31, 2009, economies and markets in nearly every region of the world plummeted and most major asset classes suffered substantial losses. In the U.S., uncertainty about the economy and a general lack of confidence in the markets prevailed as stocks and bonds experienced their worst declines in 75 years.1

The situation improved markedly in the second half of the period, due in large part to the massive monetary and fiscal stimulus undertaken by governments in the U.S. and abroad. Global bond markets started to recover in January 2009, and in March stocks began rallying as well. In fact, most market indices finished the 12-month period in positive territory. The overall U.S. equity market posted a return of 10.8%2 for the fiscal year, as investors responded positively to a stream of more-positive-than-negative economic reports and the Federal Reserve’s commitment to keep the federal funds target interest rate very low (0.00% – 0.25%) for “an extended period.” Meanwhile, developed international equity markets, helped by a falling U.S. dollar, climbed 27.7%.3

Within U.S. equities, every sector achieved a positive return except for financials (which returned -6.6%). Information technology led the way, delivering 31.4% for the period.4 Growth stocks outperformed value, which was not surprising given that most information technology stocks fall within the growth category and financial stocks reside primarily in the value category. In terms of performance by market capitalization, mid-cap stocks posted the strongest returns for the period, outperforming both large caps and small caps.5

For the period, the broad U.S. fixed-income market delivered 13.8%.6 High-yield bonds performed particularly well, soaring 48.1% as investors demonstrated a willingness to take on more risk.7 Meanwhile, with regard to investment-grade bonds, corporates, asset-backed securities, and commercial mortgage-backed securities outperformed duration-adjusted U.S. Treasuries by 23.7%, 17.0%, and 14.6%, respectively.8

Data released primarily in the second and third quarters of 2009 revealed a slowly improving U.S. economy. In particular, the economy appeared to have exited the worst recession in 50 years sometime in the third quarter, when it surged 3.5% following four successive quarters of contraction. Also, home prices continued to improve, with homes in the top 10 and top 20 metro areas showing a monthly price increase of at least 1.2% in August (the seventh consecutive month of improvement in these statistics).9

1	Source for economic data: On the Other Hand: Economic Insights, Third Quarter 2009 and October 2009 editions, by Bob Baur and the Principal Global Investors Economic Committee. Bob Baur is managing director and chief global economist for Principal Global Investors, one of the sub-advisors of the Principal Funds.

2	As measured by the Russell 3000® Index.

3	As measured by the MSCI EAFE Index.

4	As measured by the sector components within the Russell 3000® Index.

But serious challenges remain. The jobs situation is seen by many economists as a critical headwind to economic recovery. While the number of jobs lost per month declined significantly during the period, the total number of jobs lost since December 2007 continued to grow, to a sobering total of 7.3 million by the end of October 2009. The unemployment rate also continued to rise, reaching 10.2% in October. Economists warned that should the unemployment rate deteriorate further, both consumer spending and consumer confidence could suffer as a result.

Meanwhile, concerns remained that ongoing real estate issues could derail the recovery. A round of commercial real estate losses would inhibit new real estate development and create an overhang of potential loan losses for banks, especially regional and community banks. Also, the possibility remains that home prices could again resume their decline, based on expanding mortgage delinquencies and a large supply of distressed properties that need to be liquidated.

However, with signs that the U.S. economy is improving and the world in the midst of a global recovery, it’s very possible the worst is behind us, and it is our opinion that we truly are in the early stages of an economic recovery.

*Indices are unmanaged, and individuals cannot invest directly in an index. Returns shown for indices assume reinvestment of all dividends and distributions. See glossary on page 68 for definitions of indices.

5	As measured by the Russell style indices.

6	As measured by Barclays Capital Aggregate Bond Index.

7	As measured by Barclays Capital U.S. Corporate High Yield Index.

8	As measured by components of Barclays Capital Aggregate Bond Index.

9	As measured by the S&P/Case-Shiller Home Price Index.

Important Fund Information

The following information applies to all funds shown in this annual report:

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each Fund, the illustration is based on performance of the share class indicated.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

See glossary on page 68 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Any extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown.

Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Returns for the benchmark indices assume reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Flexible Income Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

The Portfolio’s fixed-income exposures were the largest positive contributors during the period. In particular, the allocation to investment-grade corporate bonds was favorable, adding to relative performance as this asset class outperformed the Barclays Capital Aggregate Bond Index and its benchmark index. The Portfolio’s allocation to high-yield corporate bonds was also a primary contributor, as they significantly outperformed the Barclays Capital Aggregate Bond Index. Additionally, the Portfolio’s exposure to preferred securities added to relative performance as they outperformed both the Barclays Capital Aggregate Bond Index and their benchmark index.

The Portfolio’s exposure to mortgage- and asset-backed securities proved to be a primary detractor from relative performance, as these holdings continued to underperform the Barclays Capital Aggregate Bond Index over the 12-month period. The Portfolio’s cash holdings also hurt relative returns as cash, on an absolute basis, ended the period ranked as the worst-performing fixed-income asset class held in the Portfolio. Within equities, the Portfolio’s allocation to large-cap value stocks was a primary detractor from relative performance, as they considerably underperformed the S&P 500 as well as their benchmark index.

Were there any changes to the Portfolio’s composition during the fiscal year?

No material changes occurred in the Portfolio’s structure. The Portfolio is actively managed through a continuous, disciplined process designed to benefit from changing investment and economic conditions. This process begins with the development of strategic, long-term asset allocation targets. The managers then develop a financial and economic outlook, use this outlook to assign a risk level to the Portfolio, adjust the Portfolio’s mix of asset classes according to the assigned risk, and repeat this process on a continual basis.

SAM Conservative Balanced Portfolio*

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

The Portfolio’s fixed-income exposures were the largest positive contributors during the period. In particular, the allocation to investment-grade corporate bonds was favorable and benefited relative performance, as this asset class outperformed the Barclays Capital Aggregate Bond Index and its benchmark index. The Portfolio’s allocation to high-yield corporate bonds was also a primary contributor as they significantly outperformed the Barclays Capital Aggregate Bond Index. Additionally, the Portfolio’s exposure to international emerging market securities added to relative performance through strong results versus their domestic counterparts, as measured by the MSCI Emerging Markets Index and the S&P 500.

The Portfolio’s allocation to large-cap value stocks proved to be a primary detractor from relative performance, as they considerably underperformed the S&P 500 as well as the benchmark index. The Portfolio’s small-cap growth holdings consistently underperformed their benchmark index throughout the 12-month period, which hurt relative performance. The Portfolio’s exposure to small-cap value holdings also hindered relative returns, as this asset class underperformed both the S&P 500 and its benchmark index.

Were there any changes to the Portfolio’s composition during the fiscal year?

No material changes occurred in the Portfolio’s structure. The Portfolio is actively managed through a continuous, disciplined process designed to benefit from changing investment and economic conditions. This process begins with the development of strategic, long-term asset allocation targets. The managers then develop a financial and economic outlook, use this outlook to assign a risk level to the portfolio, adjust the Portfolio’s mix of asset classes according to the assigned risk, and repeat this process on a continual basis.

*	As of 8/1/00, the SAM Conservative Balanced Portfolio’s objectives and strategies changed. This information should be considered when reviewing past performance. Please see the prospectus for detailed information.

SAM Balanced Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

The Portfolio’s fixed-income exposures were the largest positive contributors during the period. In particular, the allocation to investment-grade corporate bonds was favorable and added to relative performance, as this asset class outperformed the Barclays Capital Aggregate Bond Index and its benchmark index. The Portfolio’s allocation to high-yield corporate bonds was also a primary contributor, as they significantly outperformed the Barclays Capital Aggregate Bond Index. Additionally, the Portfolio’s exposure to international emerging market securities added to relative performance through strong results versus their domestic counterparts, as measured by the MSCI Emerging Markets Index and the S&P 500.

The Portfolio’s allocation to large-cap value stocks proved to be a primary detractor from relative performance, as this asset class considerably underperformed the S&P 500 as well as its benchmark index. The Portfolio’s small-cap growth holdings consistently underperformed their benchmark index throughout the 12-month period, which hurt relative performance. The Portfolio’s exposure to small-cap value holdings also hindered relative returns, as this asset class underperformed both the S&P 500 and its benchmark index.

Were there any changes to the Portfolio’s composition during the fiscal year?

No material changes occurred in the Portfolio’s structure. The Portfolio is actively managed through a continuous, disciplined process designed to benefit from changing investment and economic conditions. This process begins with the development of strategic, long-term asset allocation targets. The managers then develop a financial and economic outlook, use this outlook to assign a risk level to the Portfolio, adjust the Portfolio’s mix of asset classes according to the assigned risk, and repeat this process on a continual basis.

SAM Conservative Growth Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

The Portfolio’s fixed-income exposures were the largest positive contributor during the period. In particular, the allocation to investment-grade corporate bonds was favorable, adding to relative performance as this asset class outperformed the Barclays Capital Aggregate Bond Index and its benchmark index. The Portfolio’s allocation to high-yield corporate bonds was also a primary contributor, as they significantly outperformed the Barclays Capital Aggregate Bond Index. Additionally, the Portfolio’s exposure to international emerging market securities added to relative performance through strong results versus their domestic counterparts, as measured by the MSCI Emerging Markets Index and the S&P 500.

The Portfolio’s allocation to large-cap value stocks proved to be a primary detractor from relative performance, as this asset class considerably underperformed the S&P 500 as well as its benchmark index. With the Portfolio’s small-cap growth holdings consistently underperforming their benchmark index throughout the prior year, this asset class hurt relative performance. The Portfolio’s exposure to small-cap value holdings also hindered relative returns, as this asset class underperformed both the S&P 500 and its benchmark index.

Were there any changes to the Portfolio’s composition during the fiscal year?

No material changes occurred in the Portfolio’s structure. The Portfolio is actively managed through a continuous, disciplined process designed to benefit from changing investment and economic conditions. This process begins with the development of strategic, long-term asset allocation targets. The managers then develop a financial and economic outlook, use this outlook to assign a risk level to the Portfolio, adjust the Portfolio’s mix of asset classes according to the assigned risk, and repeat this process on a continual basis.

SAM Strategic Growth Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

The Portfolio’s exposure to international emerging market securities added to relative performance through strong results versus their domestic counterparts, as measured by the MSCI Emerging Markets Index and the S&P 500. In an environment where growth holdings in general outperformed the broad market, the Portfolio’s allocation to large-cap growth stocks provided a large positive contribution to relative performance. The Portfolio’s exposure to mid-cap growth stocks was also favorable and added to relative performance, as this asset class significantly outperformed the S&P 500.

The Portfolio’s allocation to large-cap value stocks proved to be a primary detractor from relative performance, as this asset class considerably underperformed the S&P 500 as well as its benchmark index. With the Portfolio’s small-cap growth holdings consistently underperforming their benchmark index throughout the prior 12-month period, this asset class hurt relative performance. The Portfolio’s exposure to small-cap value stocks also hindered relative returns, as this asset class underperformed both the S&P 500 and its benchmark index.

Were there any changes to the Portfolio’s composition during the fiscal year?

No material changes occurred in the Portfolio’s structure. The Portfolio is actively managed through a continuous, disciplined process designed to benefit from changing investment and economic conditions. This process begins with the development of strategic, long-term asset allocation targets. The managers then develop a financial and economic outlook, use this outlook to assign a risk level to the Portfolio, adjust the Portfolio’s mix of asset classes according to the assigned risk, and repeat this process on a continual basis.

Principal LifeTime 2010 Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns, as both of these funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well, outperforming the Russell 2000® Growth Index.

The Ultra Short Bond Fund, sub-advised by Principal Global Investors, significantly underperformed due to out-of-index exposure to non-U.S. government sectors. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance. Also, the international investment options as a whole underperformed the MSCI EAFE Index. The International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), and the International Growth Fund, sub-advised by Principal Global Investors, both detracted from performance.

Were there any changes to the Fund’s composition during the fiscal year?

During the period, the Ultra Short Bond Fund, sub-advised by Principal Global Investors, began transitioning to a composition emphasizing securities that are eligible for inclusion in a money market fund. We anticipate that in December 2009 the transition will be completed, and the Fund is expected to merge into the Money Market Fund, sub-advised by Principal Global Investors. The Principal LifeTime 2010 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalizations, and other characteristics are carefully monitored and neutralized where possible. The Fund is professionally managed to become more conservative over time, as its target date approaches. The target date is the approximate date when the investor starts to take money out of the investment. Each Principal LifeTime Fund is weighted to reflect a targeted level of risk. Over time, the weightings are adjusted based on predetermined formulas to reduce the level of potential risk as the Fund’s maturity date approaches.

Principal LifeTime 2015 Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns, as both funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well, outperforming the Russell 2000® Growth Index.

The Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index but underperformed the broad U.S. equity market. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance. Also, the international investment options as a whole underperformed the MSCI EAFE Index. The International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), and the International Growth Fund, sub-advised by Principal Global Investors, both detracted from performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Principal LifeTime 2015 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalization, and other characteristics are carefully monitored and neutralized where possible. The Fund is professionally managed to become more conservative over time, as its target date approaches. The target date is the approximate date when the investor starts to take money out of the investment. Each Principal LifeTime Fund is weighted to reflect a targeted level of risk. Over time, the weightings are adjusted based on predetermined formulas to reduce the level of potential risk as the Fund’s maturity date approaches.

Principal LifeTime 2020 Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns as both of these funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well, outperforming the Russell 2000® Growth Index.

The Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index but underperformed the broad U.S. equity market. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance. Also, the international investment options as a whole underperformed the MSCI EAFE Index. The International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), and the International Growth Fund, sub-advised by Principal Global Investors, also detracted from performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Principal LifeTime 2020 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalizations, and other characteristics are carefully monitored and neutralized where possible. The Fund is professionally managed to become more conservative over time, as its target date approaches. The target date is the approximate date when the investor starts to take money out of the investment. Each Principal LifeTime Fund is weighted to reflect a targeted level of risk. Over time, the weightings are adjusted based on predetermined formulas to reduce the level of potential risk as the Fund’s maturity date approaches.

Principal LifeTime 2025 Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns as both funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well, outperforming the Russell 2000® Growth Index.

The Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index but underperformed the broad U.S. equity market. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance. Also, the international investment options as a whole underperformed the MSCI EAFE Index. The International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), and the International Growth Fund, sub-advised by Principal Global Investors, both detracted from performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Principal LifeTime 2025 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalization, and other characteristics are carefully monitored and neutralized where possible. The Fund is professionally managed to become more conservative over time, as its target date approaches. The target date is the approximate date when the investor starts to take money out of the investment. Each Principal LifeTime Fund is weighted to reflect a targeted level of risk. Over time, the weightings are adjusted based on predetermined formulas to reduce the level of potential risk as the Fund’s maturity date approaches.

Principal LifeTime 2030 Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns, as both of these funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well, outperforming the Russell 2000® Growth Index.

The Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index but underperformed the broad U.S. equity market. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance. Also, the international investment options as a whole underperformed the MSCI EAFE Index. The International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), and the International Growth Fund, sub-advised by Principal Global Investors, both detracted from performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Principal LifeTime 2030 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalization, and other characteristics are carefully monitored and neutralized where possible. The Fund is professionally managed to become more conservative over time, as its target date approaches. The target date is the approximate date when the investor starts to take money out of the investment. Each Principal LifeTime Fund is weighted to reflect a targeted level of risk. Over time, the weightings are adjusted based on predetermined formulas to reduce the level of potential risk as the Fund’s maturity date approaches.

Principal LifeTime 2035 Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns as both funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well, outperforming the Russell 2000® Growth Index.

The Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index but underperformed the broad U.S. equity market. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance. Also, the international investment options as a whole underperformed the MSCI EAFE Index. The International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), and the International Growth Fund, sub-advised by Principal Global Investors, both detracted from performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Principal LifeTime 2035 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalization, and other characteristics are carefully monitored and neutralized where possible. The Fund is professionally managed to become more conservative over time, as its target date approaches. The target date is the approximate date when the investor starts to take money out of the investment. Each Principal LifeTime Fund is weighted to reflect a targeted level of risk. Over time, the weightings are adjusted based on predetermined formulas to reduce the level of potential risk as the Fund’s maturity date approaches.

Principal LifeTime 2040 Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns as both of these funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well, outperforming the Russell 2000® Growth Index.

The Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index but underperformed the broad U.S. equity market. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance. Also, the international investment options as a whole underperformed the MSCI EAFE Index. The International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), and the International Growth Fund, sub-advised by Principal Global Investors, both detracted from performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Principal LifeTime 2040 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalization, and other characteristics are carefully monitored and neutralized where possible. The Fund is professionally managed to become more conservative over time, as its target date approaches. The target date is the approximate date when the investor starts to take money out of the investment. Each Principal LifeTime Fund is weighted to reflect a targeted level of risk. Over time, the weightings are adjusted based on predetermined formulas to reduce the level of potential risk as the Fund’s maturity date approaches.

Principal LifeTime 2045 Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns as both funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option in the portfolio, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well during the period, outperforming the Russell 2000® Growth Index.

The Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index but underperformed the broad U.S. equity market. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance. Also, the international investment options as a whole underperformed the MSCI EAFE Index. The International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), and the International Growth Fund, sub-advised by Principal Global Investors, both detracted from performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Principal LifeTime 2045 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalization, and other characteristics are carefully monitored and neutralized where possible. The Fund is professionally managed to become more conservative over time, as its target date approaches. The target date is the approximate date when the investor starts to take money out of the investment. Each Principal LifeTime Fund is weighted to reflect a targeted level of risk. Over time, the weightings are adjusted based on predetermined formulas to reduce the level of potential risk as the Fund’s maturity date approaches.

Principal LifeTime 2050 Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns as both of these funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well, outperforming the Russell 2000® Growth Index.

The Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index but underperformed the broad U.S. equity market. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Principal LifeTime 2050 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalization, and other characteristics are carefully monitored and neutralized where possible. The Fund is professionally managed to become more conservative over time, as its target date approaches. The target date is the approximate date when the investor starts to take money out of the investment. Each Principal LifeTime Fund is weighted to reflect a targeted level of risk. Over time, the weightings are adjusted based on predetermined formulas to reduce the level of potential risk as the Fund’s maturity date approaches.

Principal LifeTime 2055 Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns as both funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option in the portfolio, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well during the 12-month period, outperforming the Russell 2000® Growth Index.

The Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index but underperformed the broad U.S. equity market. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance. Also, the international investment options as a whole underperformed the MSCI EAFE Index. The International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), and the International Growth Fund, sub-advised by Principal Global Investors, both detracted from performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Principal LifeTime 2055 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalization, and other characteristics are carefully monitored and neutralized where possible. The Fund is professionally managed to become more conservative over time, as its target date approaches. The target date is the approximate date when the investor starts to take money out of the investment. Each Principal LifeTime Fund is weighted to reflect a targeted level of risk. Over time, the weightings are adjusted based on predetermined formulas to reduce the level of potential risk as the Fund’s maturity date approaches.

Principal LifeTime Strategic Income Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns during the period, as both of these funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well, outperforming the Russell 2000® Growth Index.

The Ultra Short Bond Fund, sub-advised by Principal Global Investors, significantly underperformed due to out-of-index exposure to non-U.S. government sectors. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance. Also, the international investment options as a whole underperformed the MSCI EAFE Index. The International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), and the International Growth Fund, sub-advised by Principal Global Investors, both detracted from performance.

Were there any changes to the Fund’s composition during the fiscal year?

During the period, the Ultra Short Bond Fund, sub-advised by Principal Global Investors, began transitioning to a composition emphasizing securities that are eligible for inclusion in a money market fund. We anticipate that in December 2009 the transition will be completed, and the Fund is expected to merge into the Money Market Fund, sub-advised by Principal Global Investors. The Principal LifeTime Strategic Income Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager.

Capital Appreciation Fund*

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

During the period, individual stock selection was a positive, with Franklin Resources (a global investment management company) and Occidental Petroleum both contributing to the Fund’s performance. Also aiding performance was a slight overweighting in the health care sector.

A small overweighting in banks had a negative impact on performance. (However, an underweighting in the diversified finance industry, which includes banks, had an offsetting effect on performance.) Individual stocks that detracted from performance included Wells Fargo and Charles Schwab (a provider of investment services), which underperformed for the period. The investment industry as a whole was negatively impacted by low interest rates, which hurt interest income.

Were there any changes to the Fund’s composition during the fiscal year?

On June 30, 2009, the West Coast Equity Fund changed its name to the Capital Appreciation Fund and eliminated its geographical focus on companies that resided primarily on the West Coast. The Capital Appreciation Fund possesses the flexibility to invest in companies of any size. Its investment universe consists of stocks of small-, mid-, and large-cap companies located primarily in the United States.

The manager begins the investment process by looking at the more than 6,400 publicly traded companies. This group is then screened for high return on invested capital, attractive free cash flow, growing sales per share, and high inside ownership. Typically, these screens reduce the number of companies to about 1,400, which are subsequently researched to identify “best companies” within specific sectors. The equity research team evaluates each company to identify its individual competitive advantages and to analyze the barriers to entry present in its industry. This further reduces the list to 400 companies, which are then evaluated to identify those firms that offer a good value within the current and anticipated economic environment. From the resulting list of approximately 150-175 companies, securities are considered for purchase when they are trading at the low end of their historical valuation range or at a discount to their enterprise value.

*	The full name of this fund is the Principal Capital Appreciation Fund.

Disciplined LargeCap Blend Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

During the period, the Fund had positive stock selection in the energy, industrial, and materials sectors. Stocks positively affecting relative returns included Citigroup Inc., Flowserve Corp., and Cameron International Corp.

On the negative side, the Fund’s investment strategy, which focuses on stocks with strong fundamentals, struggled during the period as investors bid up deep value, high beta, poor profitability-profile, and early-cyclical stocks. Also, the Fund had weak stock selection in the consumer discretionary, health care, and consumer staples sectors. Individual negative contributors to relative performance included State Street Corp., Amazon.com Inc., and Prudential Financial Inc.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. It focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

Equity Income Fund

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

During the period, the largest positive contributor to the Fund’s performance was stock selection within the financial sector. While volatility was the hallmark of the sector over the period, holdings in HCP, Inc. (a health care real estate investment trust), Bank of Nova Scotia, and Hartford Financial Services performed admirably. The second-largest positive contributor was stock selection within the industrial sector, as some international markets rebounded more quickly than the U.S. market. Holdings with a strong global presence that performed well included Siemens AG, Parker Hannifin, and Deere & Co. The third-largest positive contributor to performance was stock selection within the utility sector. While utilities as a sector slightly underperformed the market, holdings in Sempra Energy, Xcel Energy, and FPL Group outperformed both the sector and the market.

On the negative side, the largest detractor to performance was stock selection within the energy sector. Both Enerplus (a Canadian energy trust) and Valero (a large petroleum refiner) lagged the group. Enerplus fell after reducing its payout in response to lower commodity prices, and Valero suffered as refining margins declined sharply. The second-largest detractor was stock selection within the consumer staples sector. Holdings in WalMart Stores and Cadbury both underperformed the sector. WalMart lagged modestly as investors shied away from large retailers while pursuing smaller, more discretionary retailers. Stock selection within the information technology sector hurt performance as well. While the sector as a whole did well, exposure to Nokia and Applied Materials caused a slight underperformance. Nokia struggled in the competitive cell phone market and was sold during the period.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund focuses on providing investors with conservative, income-oriented exposure to the stock market. Using bottom-up fundamental and quantitative analysis, the portfolio managers seek undervalued large-cap firms that they believe demonstrate strong balance sheets, cash flow, and dividend growth prospects, plus the potential to weather most economic conditions. To enhance diversification and income potential, the Fund may also invest in real estate investment trusts as well as convertible, corporate, and government bonds.

LargeCap Blend Fund I

Sub-Advisor: Goldman Sachs Asset Management, L.P.

What contributed to or detracted from Fund performance during the fiscal year?

During the period, the Fund’s positions held in the telecommunication services and information technology sectors outpaced their peers in the benchmark the most. Specifically, overweighted positions in Microsoft Corp., Harman International Industries, Inc., and Bunge Ltd. were among the most successful selections for the period.

On the negative side, the Fund experienced negative performance across several themes. Quality was by far the worst-performing theme, followed by profitability, management, momentum, valuation, and sentiment. Among sectors, stock selection was negative overall. Holdings in the financial and consumer discretionary sectors were the least successful relative to their peers in the benchmark. With regard to individual stocks, a lack of exposure to Goldman Sachs Group, as well as overweighted positions in Family Dollar Stores, Inc. and Aflac Corp., were the biggest detractors from performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. Goldman Sachs Asset Management, L.P. (GSAM) employs a three-step process. First, they forecast expected returns on over 3,500 stocks on a daily basis using proprietary models developed by the QE team. Models are based on six investment themes — valuation, momentum, analyst sentiment, profitability, earnings quality, and management impact. The team uses computer optimization for portfolio construction. After stocks are assigned alphas by the stock selection model, portfolios are created through an optimization process that maximizes the portfolio’s expected return (net of transaction costs) for a given level of risk. The portfolios are run fully invested, with a targeted beta of 1.0. GSAM believes that to effectively manage portfolio risk, the optimizer must recognize the risk associated with each stock and should respond quickly to changing market conditions. For this reason, they have developed their own proprietary risk models to measure and manage portfolio risk. To better capture the changing risks in the market, they update the proprietary risk models with daily data and place higher weightings on the most recent information. Finally, transaction costs are considered at every step of the process, from weighting the investment themes, to portfolio optimization, to trading. After conducting extensive pre-trade analysis GSAM implements and trades the portfolios in the most efficient manner possible using integrated trading systems and sophisticated transaction cost management techniques. In this way, they assure that all trading results in a net benefit to the Fund.

LargeCap Blend Fund II

Sub-Advisors: T. Rowe Price Associates, Inc., ClearBridge Advisors, and Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection in the financial sector was the largest source of outperformance, with the diversified financial securities industry being the best performer during the period. In particular, the portfolio benefited from an underweighting in Citigroup. Also, stock selection in information technology added value, led by stakes in software firms Red Hat and Salesforce.com. Both companies appreciated significantly during the period. Additionally, stock selection in the health care sector added to relative returns, particularly holdings in biotechnology.

In a period during which the portfolio outperformed the benchmark index, no sector detracted from performance. However, due to stock selection, telecommunications holdings added only fractionally to relative performance. Individual holdings Verizon Communication, AT&T, and Sprint Nextel detracted modestly from returns.

Were there any changes to the Fund’s composition during the fiscal year?

At the end of June 2009, Principal Management Corporation began implementing a core-satellite structure with this Fund. The process of adding a core portfolio was completed in early July, and in October 2009, ClearBridge Asset Management was added as a co-sub-advisor with T. Rowe Price. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

T. Rowe Price keeps sector weightings approximately equal to those of the S&P 500. A team of T. Rowe Price equity analysts selects stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and value of the stock. ClearBridge — while maintaining characteristics similar to the S&P 500 — seeks stocks across the market spectrum and, being more opportunistic, tends to stray more from the index’s sector and industry weightings than T. Rowe Price.

LargeCap Growth Fund

Sub-Advisor: Columbus Circle Investors

What contributed to or detracted from Fund performance during the fiscal year?

The most significant positive contributors to performance during the period were Apple, Amazon, and Goldman Sachs. Apple’s strong performance was based on continued strength in its core PC business and accelerating benefits from its iPhone franchise, which profited from product innovation and geographic expansion. Amazon’s gains were predicated on strong online purchasing trends, as consumers increasingly used the company’s e-commerce site. In addition, the company benefited from the rapid adoption of its innovative Kindle electronic book reading device. Goldman’s success was driven by improved results within its investment banking franchise as banks and other corporations increasingly raised capital to bolster their financial positions and the stable economy prompted an upturn in strategic mergers and acquisitions.

On the negative side, the largest detractors from performance were Devon Energy, Delta Airlines, and Wells Fargo. Devon was hurt by declining energy prices as the global economy plummeted in late 2008 and early 2009. Delta’s traffic and passenger revenue trends were also hindered by the same economic weakness, along with the fears of H1N1 flu that curtailed discretionary travel. Wells Fargo was a victim of increased concerns about the capital adequacy of banks early in 2009.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment strategies are based on the premise that companies doing better than expected will have rising securities prices, while companies producing lower-than-expected results will not. This discipline is referred to as positive momentum and positive surprise. Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, the portfolio management team selects companies that meet the criteria of positive momentum and positive surprise.

LargeCap Growth Fund I

Sub-Advisors: T. Rowe Price Associates, Inc., Brown Advisory, and Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection was strong over the period, particularly within the information technology sector. In fact, the top three individual contributors to positive performance came from this sector, including overweightings in Amazon.com, Inc., Marvell Technology Group, Ltd., and Juniper Networks, Inc. While sector-positioning relative to the Russell 1000® Growth Index contributed less than did stock selection to positive results, it was still positive. In particular, an average underweighting of approximately 10% in the consumer staples sector benefited returns. Additionally, the portfolio had a higher beta than did the Russell 1000® Growth Index, which added significantly to returns in the up market during the period.

Although the materials sector does not have a large weighting in the Russell 1000® Growth Index, the portfolio’s underweighting in this sector of approximately 1.5% detracted from returns because materials outperformed the overall index. Also, stock selection in the materials sector detracted from relative returns during the period. Finally, the portfolio held stocks that in aggregate exhibited higher volatility in their prices than did those held within the index, which also detracted from returns during the period.

Were there any changes to the Fund’s composition during the fiscal year?

At the end of June 2009, Principal Management Corporation began implementing a core-satellite structure with this Fund. The process was completed in early July. Also in July, Brown Advisory was added as a co-sub-advisor with T. Rowe Price on this Fund. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

T. Rowe Price seeks to identify high-quality large-cap growth companies that they believe can generate real, sustainable double-digit earnings growth. T. Rowe Price follows a clearly defined investment process emphasizing fundamental research and active, bottom-up stock selection. Brown Advisory’s process starts with fundamental research conducted by research analysts who take a “private company approach,” in that they seek to own businesses that are industry leaders or hold a proprietary advantage over the competition. Analysts also develop an upside case and a downside case for each stock under consideration.

LargeCap Growth Fund II

Sub-Advisors: American Century Investment Management, Inc., Montag & Caldwell, and Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

Despite having positive stock selection in just four of the 10 sectors, stock selection was positive overall for the period because the positive sectors (led by consumer discretionary) outweighed the negative sectors. Also benefiting returns was a slight (approximately 1%) underweighting in the consumer staples sector, which added to returns because this traditionally defensive sector lagged the overall index during the period. Additionally, during the period the Fund had a slightly higher beta than the benchmark index, which helped performance because returns over the period were positive (when returns are positive, having a higher beta than the index is beneficial).

Stock selection was negative in the energy sector, which included the Fund’s weakest individual performer, Devon Energy Corp. Additionally, although overall sector weighting was generally in line with the Russell 1000® Growth Index, an average underweighting in the energy sector of approximately 1.5% detracted from relative returns, as this sector was the strongest performer in the Russell 1000® Growth Index. Finally, the Fund’s overweighting in price momentum during the period detracted from returns; as the market lacked clear leadership during the period, positive price momentum was not rewarded.

Were there any changes to the Fund’s composition during the fiscal year?

At the end of June 2009, Principal Management Corporation began implementing a core-satellite structure with this Fund. The process was completed in early July. Also in July, Montag & Caldwell was added as a co-sub-advisor with American Century. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

American Century’s portfolio management team uses a disciplined, time-tested accelerated earnings investment philosophy. The team begins with a bottom-up stock-picking approach that relies on a combination of proprietary technology and fundamental analysis to invest primarily in U.S. large-cap companies that exhibit sustainable, accelerating earnings. They then conduct fundamental analysis to further evaluate attractive companies and identify those with sustainable growth. Montag & Caldwell attempts to create a portfolio of reasonably priced stocks having strong earnings momentum characteristics. The backbone of the research analyst process is the valuation analysis, which is performed on each stock. The expected value of a company is determined using a dividend discount model. At the end of the process, a company’s current stock price is compared to what the analysts determine to be its fair value. The firm attempts to buy companies they believe are at 80% of fair value and to sell them as they approach the target price ratio of 120%.

LargeCap S&P 500 Index Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Fund seeks investment performance that corresponds to the performance of the S&P 500. As a result, the holdings in the Fund’s portfolio are closely aligned to the stocks within the index. Nine of the 10 economic sectors in the index posted positive returns during the period, with the information technology and consumer discretionary sectors providing the largest positive returns. The Fund continued to maintain exposures near the index with a goal of replicating index performance. The Fund maintained positions in the underlying securities and used other replicating securities for short-term investments and liquidity. On the negative side, the financial sector provided the lone negative returns for the period.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund uses a passive indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance.

LargeCap Value Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Fund had positive stock selection in the materials, consumer staples, and financial sectors. Stocks positively affecting relative returns included MetLife, Inc., General Electric Co., and Wyndham Worldwide Corp.

On the negative side, the Fund had poor stock selection in the consumer discretionary, health care, and industrial sectors. Negative contributors to relative performance included Wells Fargo & Co., State Street Corp., and Morgan Stanley. The Fund’s investment strategy in general struggled during the period as investors ignored stock-specific fundamentals and focused on macroeconomic issues such as inflation, interest rates, and gross domestic product (GDP) growth.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. It focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.

LargeCap Value Fund I

Sub-Advisors: UBS Global Asset Management (NY) Inc., Thompson, Siegel & Walmsley, and Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

Overall stock selection added value during the period, particularly in the consumer staples and energy sectors. Stock selection was also positive in the information technology sector, which held the Fund’s largest individual contributor, an overweighting in Seagate Technology Inc. Also, an overweighting of approximately 3.5% in the consumer discretionary sector benefited returns as this sector outperformed the overall Russell 1000® Value Index. Finally, an underweighting (relative to the index) in stocks exhibiting positive price momentum added to returns as price momentum was not a positive factor during the period.

Despite strong stock selection overall, stock selection within the financial sector detracted from the Fund’s performance. In fact, the four largest individual detractors were financial stocks: an out-of-index holding in AFLAC Inc., overweightings in underperformers Sun Trust Banks Inc. and Fifth Third Bancorp, and an underweighting in Goldman Sachs (which performed well during the period). Sector-positioning relative to the benchmark index also detracted from returns. In particular, an average underweighting of 2% in health care was detrimental, as health care held up well relative to the overall index returns during the period. Finally, on an aggregate basis, the Fund held stocks that exhibited higher price volatility than stocks held within the index, which also detracted from performance.

Were there any changes to the Fund’s composition during the fiscal year?

At the end of June 2009, Principal Management Corporation began implementing a core-satellite structure with this Fund. The process was completed in early July, and in October 2009, Thompson, Siegel, and Walmsley (TS&W) was added as a co-sub-advisor for this Fund. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

UBS focuses on identifying discrepancies between a security’s fundamental or intrinsic value and its observed market price. For each stock under their analysis, they discount to the present value all future cash flows that they believe will accrue to an investor, incorporating their analyst teams’ considerations of company management, competitive advantage, and each company’s core competencies. The portfolio is constructed by focusing on those stocks that rank in the top 20% and taking into account market sensitivity, common characteristic exposures, and industry weightings. TS&W believes value wins over time, and its disciplined investment process seeks to identify companies with unrealized value. They use a four-factor screening process to narrow the large universe of stocks with market capitalizations greater than $3 billion. The result of the screen is a group of approximately 250 companies. Fundamental analysis is then used to build a portfolio of approximately 50–65 large capitalization stocks.

LargeCap Value Fund III

Sub-Advisors: AllianceBernstein L.P., Westwood Management Corporation, and Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection was positive over the 12-month period, with the financial sector contributing the most to relative returns. Opportunistic holdings in Deutsche Bank AG and Prudential Financial Inc. were two of the largest individual contributors to positive relative returns. During the period the Fund had an average overweighting in the information technology sector of approximately 6%, adding significantly to returns because this sector was the strongest-performing in the Russell 1000® Value Index. In aggregate, the Fund held stocks that exhibited lower volatility in their prices than stocks held within the index, which also benefited returns.

Although stock selection was positive overall for the period, three of the 10 sectors experienced negative stock selection, led by health care. In this sector, an out-of-index holding in Becton Dickinson & Co. was one of the largest individual detractors. Also, though the materials sector is a small part of the Russell 1000® Value Index, the Fund’s average underweighting of approximately 2% in this sector detracted from returns, as materials performed significantly better than did the overall index. Additionally, the Fund, on average, had an overweighting in price momentum, which detracted from returns because the market lacked clear leadership during the period and as a result, positive price momentum was not favored.

Were there any changes to the Fund’s composition during the fiscal year?

At the end of June 2009, Principal Management Corporation began implementing a core-satellite structure with this Fund. The process was completed in early July. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

AllianceBernstein seeks to take advantage of pricing distortions due to short-term events. Value investing requires in-depth research into companies and industries and the discipline to stand by a company while it addresses temporary problems — even when others are avoiding it. AllianceBernstein identifies value by using a dividend discount model, which compares the present value of each company’s projected cash flows to its current stock price to calculate the stock’s long-term expected return. Westwood seeks to capture price anomalies that stem from operational improvements that they believe will result in significantly stronger earnings and long-term outperformance for the stock. Analysts focus on ideas that have limited downside risk and the opportunity to generate earnings and cash flows that are higher than what is implied by the current stock price.

MidCap Blend Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Newmont Mining Corporation (a gold and precious metal mining company) contributed to the Fund’s performance during the period. The company appreciated substantially as gold prices rose and Newmont’s management continued to focus on bringing down mining costs. The Fund also benefited from owning Liberty Media Entertainment Corporation. Liberty’s shares soared in the period as the company started the process of monetizing its ownership position in satellite company DirectTV. Additionally, the Fund benefited from owning O’Reilly Automotive, a leader in the auto parts aftermarket. O’Reilly continued to integrate CSK Auto (an auto part aftermarket company O’Reilly acquired in the second quarter of 2008). O’Reilly was up over 37% in the past year amid a tough retail environment.

On the negative side, Covanta Holding Company detracted from the Fund’s performance. Covanta operates facilities that convert waste to energy throughout the United States, Europe, and Asia. While Covanta’s waste destruction business continued to be stable, the power markets into which Covanta sells energy weakened with the economy. Mercury General Corporation (an automobile insurance underwriter with regional operations throughout the United States) also detracted from performance. Mercury General saw declining margins over the period as underwriting in the auto insurance business became more competitive. Additionally, Williams Companies Inc. (an operator of pipelines, energy infrastructure, and natural gas-producing properties throughout the United States) hurt performance results. Williams declined over the period as the fall in natural gas prices reduced income from the company’s natural gas properties.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s strategy includes superior stock selection combined with disciplined risk management as the key to consistent outperformance. Superior stock selection is achieved through systematic evaluation of company fundamentals to produce in-depth original research. By focusing on fundamental research, four critical drivers of stock selection are emphasized: 1) sustainable competitive advantages, 2) market dominance in niche industries, 3) ability to generate high returns on invested capital consistently, and 4) attractive valuations.

MidCap Growth Fund

Sub-Advisor: Columbus Circle Investors

What contributed to or detracted from Fund performance during the fiscal year?

The biggest positive contributors to performance over the period were Marvell Technology Group, F5 Networks, and Starent Networks. Marvell gained as the semiconductor company’s cost-cutting initiatives bore fruit and improving sales drove earnings beyond expectations. F5 Networks (a manufacturer of gear that accelerates the flow of information within datacenters) rose despite a challenging technology spending environment that pressured revenue growth. F5 Networks exceeded earnings expectations due to its cost-reduction program. Starent Networks gained as demand for its media gateways (which facilitate the processing of data on wireless networks) grew rapidly; Cisco Systems announced its intent to acquire Starent Networks for a premium during the period.

On the negative side, the largest detractors from performance were UAL Corp, NII Holdings, and Warnaco Group. UAL Corp (the parent of United Airlines) was hurt by deteriorating passenger traffic, mainly because of cutbacks in business travel. NII Holdings (an operator of wireless networks in Latin America) fell during the period as the global economic contraction finally took its toll, causing subscriber growth in Mexico and Argentina to deteriorate at a rate that more than offset positively surprising subscriber additions in Brazil. Warnaco (a designer and manufacturer of intimate apparel, sportswear, and swimwear under various brand names) fell as a weaker dollar squeezed profit margins and investors worried about softer retail trends.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment strategies are based on the premise that companies doing better than expected will have rising securities prices, while companies producing less-than-expected results will not. This discipline is referred to as positive momentum and positive surprise. Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, the portfolio management team selects companies that meet the criteria of positive momentum and positive surprise.

MidCap Growth Fund III

Sub-Advisors: Turner Investment Partners, Inc., Mellon Capital Management, Jacobs Levy, and Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

Sector positioning relative to the Russell Midcap Growth Index was a positive contributor during the period. This was led by an underweighting in the health care sector. Though the average underweighting was only 1%, the underweighting made a difference because this traditionally defensive sector lagged the overall index returns. Also, during the second half of the period the Fund had a higher beta than the index, which benefited returns, as the second half of the period experienced strong market returns. Finally, strong stock selection in the consumer staples sector added to performance.

Stock selection was negative overall. The worst stock selection was in the health care sector, as the Fund significantly lagged the index’s performance in this sector. On average, the Fund had an overweighting in price momentum, which detracted from returns as the market lacked clear leadership and positive price momentum was not in favor. Finally, in aggregate, the Fund held stocks that exhibited higher volatility in their prices than the index, which hurt performance as well.

Were there any changes to the Fund’s composition during the fiscal year?

The investment philosophy of Turner is that earnings expectations drive stock prices. The strategy invests in a portfolio of companies that Turner believes have strong earnings prospects. Turner employs a fully invested strategy, with sector weightings that approximate those of the Russell Midcap Growth Index. Mellon Capital employs a structured process that utilizes 18 quantitative models whose respective weightings are rotated over time. The process looks to provide the majority of the returns through stock selection, and will look to minimize certain risks such as beta, sector drift, style drift and market-cap drift. Jacobs Levy believes the market is permeated with inefficiencies that are substantial enough in number and effect to offer opportunities for profitable active investment. They use intensive statistical modeling of a wide range of stocks and a variety of proprietary factors to detect and exploit these opportunities. Jacobs Levy uses a quantitative approach to build a diversified portfolio of mid-cap stocks.

In May 2009, the MidCap Growth Fund II was merged into the MidCap Growth Fund III; through this merger, Jacobs Levy was added as a third sub-advisor of the MidCap Growth Fund III. Also, at the end of June 2009 Principal Management Corporation began implementing a core-satellite structure with this Fund. The process was completed in early July. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

MidCap S&P 400 Index Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Fund seeks investment performance that corresponds to the results of the S&P 400 Index. Within the Fund, the percentage exposure to securities was closely aligned to the stocks within the index. All 10 economic sectors in the index posted positive returns during the 12-month period, with the information technology and consumer discretionary sectors providing the largest positive returns. The Fund continued to maintain exposures near the index, with a goal of replicating index performance. The Fund maintained positions in the underlying securities and used other replicating securities for short-term investments and liquidity. The financial and consumer staples sectors provided the least positive returns for the period.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund employs a passive investment approach.

MidCap Value Fund I

Sub-Advisors: Goldman Sachs Asset Management, L.P., LA Capital Management, and Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection was mildly positive over the 12-month period, with six of 10 sectors producing positive stock selection. Stock selection was strongest in the financial sector. Positioning relative to the financial index contributed to returns as well. The Fund, on average, was underweighted approximately 3.5% in the financial sector, which added to returns as this was the only sector in the index that delivered a negative return for the period. Also, the Fund benefited from holding stocks that, on average, had higher price-to-book ratios than the stocks held in the Russell Midcap Value Index, because deeply discounted stocks (as measured by their price-to-book) lagged over the period.

Although stock selection was positive overall, it was negative in a few sectors, particularly in information technology and health care. On average, the Fund had an overweighting in price momentum, which detracted from returns as the market lacked clear leadership during the period and positive price momentum was not favored. Also, during the period the Fund had a slightly lower beta than the index, which detracted from performance because returns generally were positive (which caused the lower beta to be a negative).

Were there any changes to the Fund’s composition during the fiscal year?

At the end of June 2009, Principal Management Corporation began implementing a core-satellite structure with this Fund. The process was completed in early July. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

Goldman Sachs builds a portfolio using in-depth fundamental research and attempts to invest in good companies opportunistically when they are undervalued. The investment team of 14 investment professionals is organized by industry, with portfolio managers and research analysts focusing on a particular area of expertise. LA Capital uses a quantitative approach to build a diversified portfolio of mid-cap stocks. LA Capital believes that investor preferences for specific risk characteristics evolve with changing market conditions. The firm’s Dynamic Alpha stock selection model calculates expected returns from a universe of mid-capitalization securities.

MidCap Value Fund III

Sub-Advisors: Principal Global Investors, LLC and Barrow, Hanley, Mewhinney & Strauss, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

Overall stock selection was positive during the period, driven primarily by strong stock selection in the financial sector. The two largest individual contributors were holdings in Capital One Financial Corp. and Annaly Capital Management. Sector positioning relative to the Russell Midcap Value Index also was a positive. An average overweighting of approximately 2% in the consumer discretionary sector benefited returns, as did an average underweighting of approximately 3% in the financial sector. Also, the Fund held stocks that on average had higher price-to-book ratios than the stocks held in the index, which helped returns because deeply discounted stocks (as measured by price-to-book ratios) lagged over the period.

Stock selection was negative in six of the 10 sectors. The weakest stock selection occurred in the consumer discretionary sector, where holding names that held up very well in the market downturn of 2008 detracted from returns during the market rally in the second half of the period. Also, an overweighting of approximately 5% in the industrial sector hurt performance; although this sector posted a positive return, it lagged the overall Russell Midcap Value Index. Finally, the Fund’s overweighting in price momentum detracted from returns; because the market lacked clear leadership during the period, positive price momentum was not a positive factor.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. In its investment approach, Principal Global Investors seeks to create a well-diversified portfolio of mid-cap stocks that are not only attractively valued, but also have above-average growth characteristics. This is done through both fundamental and quantitative valuation. Barrow Hanley builds a fairly concentrated portfolio of stocks that favor factors such as low price-to-book, low price-to-earnings, and above-average dividend yield compared to the overall mid-cap market.

Real Estate Securities Fund

Sub-Advisor: Principal Real Estate Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

During the period, the top positive contributor to performance was an overweighted position in SL Green, a New York office owner facing a number of balance sheet concerns. This company benefited from improving credit conditions and economic outlook, which boosted prices in this more economically sensitive sector. Well-timed ownership of industrial owner ProLogis also added value. The avoidance of this stock in its precipitous downfall proved to be favorable, and the stock’s positive impact on the Fund was compounded by subsequently establishing a meaningful position in the stock as it experienced a strong market rebound. Also, stock selection within the retail sector was a contributor to performance. A notable example was regional mall owner Macerich. The Fund held an underweighted position in this company during the market decline of the fourth quarter 2008 and later overweighted it during the market rally.

On the negative side, the main detractor to performance was the timing of owning a position in Alexandria Real Estate Equities. This stock was held as an overweighted position during the market decline, sold near its trough, and then was overweighted after a strong rally. Since that time it underperformed as the general market continued to rally. Another detractor was the avoidance of office owner HRPT Properties Trust. This company significantly outperformed during the market rally, as improvements in credit conditions and the economic outlook were strong catalysts for this high-leveraged, highly economically sensitive company. Additionally, an underweighted allocation to the net lease sector, as well as poor stock selection within the sector, detracted from returns. This underperformance was primarily due to the avoidance of a large index constituent, Realty Income Corporation, which performed exceptionally well during the market collapse of 2008.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s philosophy is that superior returns are achieved by investing in high-quality companies expected to experience favorable trends without overpaying for them. It encompasses a bottom-up, fundamental research-based process that includes index-relative portfolio construction with a quality bias.

SmallCap Blend Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection in the financial, industrial, and utilities sectors contributed positively to performance during the period. In the financial sector, the Fund benefited from its exposure to bank and insurance companies with higher-quality loan and investment portfolios. In the industrial sector, returns were primarily helped by the Fund’s holdings in commercial aerospace companies, which were especially weak performers in the previous year but rebounded as fuel prices declined from their peak and economic weakness appeared to be slowing. In the utilities sector, the Fund’s returns were helped by its holdings in utility operators located where the rate-setting environment was more favorable.

On the negative side, stock selection in the consumer discretionary, materials, and information technology sectors detracted significantly from Fund performance. In the consumer discretionary and materials sectors, weak performance was primarily a result of what was not owned: companies that faced the most distress from the period’s turmoil in the financial markets rebounded sharply as improvements in the financial markets restored investor confidence. The Fund’s holdings in the software and services industry were concentrated in companies with more stable or recurring revenue, which substantially lagged the index as the market recovered and investors shifted their preference to companies with more economically sensitive revenues.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. It focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

SmallCap Growth Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection in the industrial and energy sectors contributed positively to the Fund’s performance. In the industrial sector, returns were primarily helped by the Fund’s holdings in commercial aerospace companies, which were especially weak performers in the previous period but rebounded as fuel prices declined from their peak and economic weakness appeared to be slowing. In the energy sector, returns were primarily helped by the Fund’s limited exposure to natural gas producers, where market prices remained weak for that commodity.

In the consumer discretionary sector, weak performance was primarily a result of what was not owned: companies that faced the most distress from the period’s turmoil in the financial markets rebounded sharply as improvements in the financial markets restored investor confidence. The Fund’s software and services holdings were concentrated in companies with more stable or recurring revenues, which substantially lagged the index as investors shifted their preference to companies with more economically sensitive revenues. In the financial sector, the Fund’s holdings in brokerage firms were a large detractor. These brokerage firms had difficulties adjusting to changes in their competitive environment, which adversely affected their operating performance and stock prices.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Fund focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

SmallCap Growth Fund I

Sub-Advisors: AllianceBernstein L.P, Columbus Circle Investors, and Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

Security selection benefited performance due to favorable results in the industrials, energy, and information technology sectors. Within industrials, overweightings in winners Baldor Electric and Joy Global helped returns. Within the energy sector, performance was enhanced by an out-of-index allocation to Oceaneering International. Within information technology, several significant overweighting and out-of-index positions were rewarded. An overweighting in the consumer discretionary sector, the top performer within the index, was another positive contributor.

Negative security selection within health care dampened results during the period. An overweighting in Psychiatric Solutions and an underweighting and late entry in star performer Human Genome Sciences detracted the most within the sector. An overweighting in stocks exhibiting positive relative strength (upward price movement over the past 12 months) further detracted, as investors favored stocks that had first been performing poorly and then experienced a tremendous surge in the latter half of the period.

Were there any changes to the Fund’s composition during the fiscal year?

In May 2009 the SmallCap Growth Fund III, sub-advised by Columbus Circle Investors, was merged into this Fund and Columbus Circle Investors was added as a co-sub-advisor with AllianceBernstein. At the end of June 2009, Principal Management Corporation began implementing a core-satellite structure with this Fund. The process was completed in early July. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

The Alliance Bernstein U.S. Small-Cap Growth portfolio management team is comprised of four portfolio analyst/managers, a senior portfolio manager, and a dedicated quantitative analyst. Each analyst/manager is responsible for stock selection within their particular sectors of expertise. In selecting stocks for the portfolio, the analyst/managers use fundamental research and a quantitative model to identify faster growing companies with positive earnings estimate revisions. The Columbus Circle investment strategy is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less-than-expected results will not. This discipline is referred to as positive momentum and positive surprise. Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, the portfolio management team selects companies that meet the criteria of positive momentum and positive surprise.

SmallCap Growth Fund II

Sub-Advisors: Emerald Advisers, Inc., Essex Investment Management Company, LLC , and Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

An underweighting in industrials, one of the weaker sectors within the benchmark index, helped returns. Security selection within industrials was also beneficial to performance due to overweightings in Esco Technologies Inc. and EnerSys Inc. An out-of-index position in Bucyrus International was also favorable.

Security selection overall detracted from results, led by weakness in health care and financials. Within health care, an overweighting in Psychiatric Solutions and an underweighting in the star performer Human Genome Sciences hindered results the most. Within financials, overweightings in laggards SVB Financial Group and Private Bancorp, Inc. weighed on performance. An underweighting in beta (which means the Fund generally was positioned to capture less of the upside and downside of the return of the index) hurt results in the up market. An overweighting in stocks exhibiting positive relative strength (upward price movement over the past 12 months) further detracted from performance as investors favored stocks that had first been performing poorly and then experienced a tremendous surge in the latter half of the period.

Were there any changes to the Fund’s composition during the fiscal year?

In July 2009, UBS was terminated as a sub-advisor for this Fund. Concurrently, Principal Management Corporation completed implementation of a core-satellite structure with this Fund. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

Emerald is a small-cap growth stock specialist that uses in-depth research to identify attractive small-cap growth companies. Essex uses a focused and disciplined level of fundamental security analysis. They identify companies in the early stages of positive business and earnings change. Essex focuses on micro-cap stocks in addition to small caps. This micro-cap focus is intended to help reduce the market cap of the overall portfolio.

SmallCap S&P 600 Index Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Fund seeks investment performance that corresponds to the results of the S&P 600 Index. Within the portfolio, the percentage exposure to securities is closely aligned to the stocks within the index. Seven of the 10 economic sectors in the index posted positive returns during the period, with the consumer discretionary and information technology sectors providing the largest positive returns. The Fund continued to maintain exposures near the index, with a goal of replicating index performance. The Fund maintained positions in the underlying securities and used other replicating securities for short-term investments and liquidity. The telecommunications services and financial sectors provided the largest negative returns during the period.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund uses a passive indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance.

SmallCap Value Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Fund’s holdings in the energy sector outperformed during the period, specifically in the oil and gas exploration space. Concho Resources, which operates primarily onshore in Texas and New Mexico, surged during the period. A modest cash position in the Fund during the most volatile portions of the period added modestly to performance as well. The Fund continued to avoid those areas where real estate speculation was most rampant, including Florida and Nevada.

On the negative side, the Fund’s technology holdings were the worst-performing during the period. While these holdings advanced on an aggregate basis by more than 10%, this performance trailed the benchmark index by a wide margin. Stocks that weren’t owned by the Fund advanced wildly, with many moving by multiples off of their low prices in the beginning of the period. Industrials proved equally challenging. While their overall advance was somewhat more muted than holdings in the technology space, the companies that performed well had previously suffered the most distress during the market turmoil that occurred during the period. The financial sector, which makes up about one-third of the index and the Fund, presented perhaps the biggest challenge during the period.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. It focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

SmallCap Value Fund I Sub-Advisors: JP Morgan Investment Management Inc., Mellon Capital Management, and Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

Sector allocation benefited results due to an underweighting in financials and utilities. While security selection overall was negative, results within telecommunications and utilities were favorable. Within telecommunications, an overweighting in Centennial Communications helped results, whereas an underweighting in the laggard Piedmont Natural Gas boosted returns within utilities. From a fundamental factor perspective, an underweighting in price volatility (stocks that experienced the most volatility in price in the prior 52 weeks) helped results, as did having a lower price-to-book profile relative to the index.

Security selection hampered results, due primarily to weak performance within consumer discretionary, where overweightings in JAKKS Pacific and Spartan Motors detracted significantly from performance. An underweighting in beta (which means that the Fund generally was positioned to capture less of the upside and downside of the return of the index) hurt results in the up market. An overweighting in stocks exhibiting positive relative strength (upward price movement over the past 12 months) further detracted from performance, as investors favored stocks that had first been performing poorly and then experienced a tremendous surge in the latter half of the period.

Were there any changes to the Fund’s composition during the fiscal year?

At the end of June 2009, Principal Management Corporation began implementing a core-satellite structure on this Fund. The process was completed in early July. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the Fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

JP Morgan’s investment process starts with a disciplined quantitative ranking methodology that identifies stocks in each economic sector that have positive trends in price momentum with attractive relative valuations. Management then uses a quadratic optimization to create a portfolio of well-diversified, compensated risks that seeks to deliver consistent returns. For each trade suggested by the optimization, the portfolio managers do in-depth fundamental research to ensure that the trade meets the original investment thesis (strong momentum with good relative value). Finally, sophisticated trading techniques ensure that the trades are executed in a cost-effective manner, ensuring that trading costs do not unduly encumber the alpha of the strategy. Mellon Capital employs a structured process that utilizes 18 quantitative models whose respective weightings are rotated over time. Mellon’s research indicates that the breadth of fundamental characteristics included in the quantitative valuation model and the adaptive nature of the valuation model in shifting emphasis among those factors as investor preferences change, provide a framework for consistent outperformance. The majority of the stock characteristics included in the valuation model reflect fundamental health in the underlying company. However, periods of speculative zeal for low quality, fundamentally weak stocks pose a performance challenge. Additionally, the process looks to provide the majority of the returns through stock selection, and will look to minimize certain risks such as beta, sector drift, style drift, and market-cap drift.

SmallCap Value Fund II Sub-Advisors: Dimensional Fund Advisors, Vaughan Nelson, LA Capital Management, and Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

Sector allocation boosted results due to underweightings in the weak-performing financial and utilities sectors and overweightings in the strong-performing information technology and consumer discretionary sectors. Security selection was also favorable, particularly in utilities, where underweighted positions in losing stocks such as Piedmont Natural Gas, LaClede Group, and Nicor, Inc. helped results. Selection within industrials and financials helped performance as well, due to out-of-index allocations that were rewarded. From a fundamental factor perspective, an emphasis on the smallest market-cap segment helped returns, as did an underweighting in stocks exhibiting positive relative strength (upward price movement over the past 12 months). An overweighting in beta (which means that the portfolio generally was positioned to capture more of the upside and downside of the index return) benefited results in the up market.

While security selection overall was favorable, selection within the information technology sector held back results. Underweightings in Rovi Corp. and Perot Systems were the primary culprits. Also, a higher price-to-book profile relative to the index was not rewarded.

Were there any changes to the Fund’s composition during the fiscal year?

In May 2009, the former SmallCap Value Fund III, sub-advised by LA Capital, merged into the SmallCap Value Fund II. As of the merger date, the Fund became co-sub-advised by Dimensional Fund Advisors, Vaughan Nelson, and LA Capital. At the end of June 2009, Principal Management Corporation began implementing a core-satellite structure with this Fund. The process was completed in early July. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the Fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

Dimensional Fund Advisors manages a highly diverse portfolio focusing on the bottom quintile of market capitalization and, within that segment, on stocks that have a low price/book value from an accounting valuations perspective. Vaughan Nelson’s process focuses on identifying the economic value of a firm’s equity through quantitative tools and then utilizing fundamental analysis to make final portfolio construction decisions. This process tends to steer Vaughan Nelson towards stocks with higher traditional price/book ratios relative to the index. LA Capital is a purely quantitative firm that includes a large variety of inputs into its model. Rather than emphasizing a fixed set of weightings, LA Capital’s model emphasizes the factors currently being rewarded in the markets.

Diversified International Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection in the consumer discretionary sector contributed to performance as the Fund benefited from not owning Volkswagen AG, while a position in Honda benefited the Fund. Also, stock selection in the telecommunication services sector was positive. Japanese telecommunications companies Softbank, NTT DoCoMo, and NTT performed well as margins improved, resulting in better profit trends than their counterparts in Europe. Individual stock selection in the utilities sector was positive as the Fund avoided some of the largest underperformers, including Tokyo Electric Power Co. and other Japanese utilities companies.

Stock selection was negative in the financial sector as the Fund was positioned in higher-quality banks and insurance companies with strong balance sheets, which lagged the market during the period. The Fund maintained an exposure to emerging markets of about 15% (in comparison to an index weight of about 19% over the period), which hurt the Fund as emerging markets outperformed international developed markets over the period. Additionally, stock selection was negative in the industrial sector. Capital goods companies (such as Smiths Group PLC) and other less cyclical industrials lagged as the market environment strengthened during the period.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Fund focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

Global Real Estate Securities Fund

Sub-Advisor: Principal Real Estate Investors

What contributed to or detracted from Fund performance during the fiscal year?

The top individual contributor to positive performance was an overweighted position in non-index constituent Macquarie CountryWide. The firm experienced a spectacular rise from near-bankruptcy pricing during the period due to an improved economic and credit forecast. Stock selection within the U.S. retail sector also added value during the period. The most notable examples were well-timed ownership of both shopping center owner Developers Diversified Realty and regional mall owner Macerich; each stock was underweighted in the market decline and overweighted in the strong market rally. Well-timed ownership of U.S. industrial owner ProLogis also contributed to performance. The avoidance of this stock in its precipitous downfall proved to be favorable to performance, and this favorable result was compounded by the Fund’s establishment of a meaningful position in the stock in time to benefit from its strong market rebound.

On the negative side, the top detractor to relative performance was poor selection within Hong Kong, where a number of holdings underperformed. Also, the choice to avoid Chinese developers was unfavorable as they experienced a tremendous rally fueled by strong Chinese government stimulus. In addition, relative performance was constrained by poor stock selection within Singapore, as the Fund was underweighted in Singapore developers during their strong market rally. Another detractor was an underweighted allocation to net lease owners within the United States, which was detrimental because this sector outperformed the benchmark index during the period.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s philosophy is that superior returns are achieved by investing in high-quality companies expected to experience favorable trends without overpaying for them. The Fund’s strategy encompasses a bottom-up, fundamental research-based process that includes index-relative portfolio construction with a quality bias.

International Emerging Markets Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

During the period, the Fund outperformed in the consumer discretionary and financial sectors. An overweighted position in Rossi Residencial led the outperformance in the consumer discretionary sector. Asset allocation was positive on a country basis. On a relative basis, Mexico, Poland, and Hungary contributed positively to performance. In Mexico, the Fund benefited from an overweighted position in Corporacion Geo.

On the negative side, asset allocation detracted from performance on a sector basis, and stock selection was negative on a country and sector basis. The energy and information technology sectors contributed negatively to performance. Within the energy sector, a position in Novatek JT hurt returns. Also detracting from returns were positions in China, Russia, and South Africa. In South Africa, an underweighted position in Gold Fields Inc. detracted from performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. It focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What contributed to or detracted from Fund performance during the fiscal year?

Portfolio performance relative to the benchmark index benefited from an overweighting in the energy sector. In particular, holdings in the oil, gas, and consumable fuels industry added value. Strong stock selection in the auto industry also contributed to positive performance. An underweighting in Volkswagen was especially beneficial. Finally, favorable stock selection in the commercial banks industry — in particular, an overweighting in Deutsche Bank AG — added to results.

Weak stock selection in the industrial sector detracted from performance. In particular, an overweighting in solar cell maker Q-Cells SE dampened results. Also, stock selection in the information technology sector was a detractor, especially weak selection in the communications equipment industry. Finally, the Fund suffered due to its underweighting in commercial banks, which performed well during the period.

Were there any changes to the Fund’s composition during the fiscal year?

At the end of June 2009, Principal Management Corporation began implementing a core-satellite structure with this Fund. The process of adding a core portfolio was completed in early July. (An additional sub-advisor will be selected and added to this Fund in the near future.) In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the Fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

The International Fund I follows an innovative approach that capitalizes on Fidelity’s fundamental research by combining qualitative stock selection with quantitative risk control. The available investment universe is comprised of stocks rated attractive by analysts in Japan, the United Kingdom, Europe (ex-U.K.) and Pacific (ex-Japan). The discipline uses a quantitative model to match the regional weights of the portfolio to the index. This approach diversifies specific risk, reduces tracking error and factor risk, and controls transaction costs.

International Growth Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

During the period, stock selection was the most beneficial in the utilities sector (specifically, in electric utilities). Individual stock selection within the health care equipment and services and automobile manufacturing industries was also favorable. From a country perspective, stock selection was most effective in Germany, Singapore, and Spain. Stocks among the top contributors to performance included Noble Group (a Hong Kong-based global supply chain operator for agricultural and energy products), Tandberg (a Norwegian provider of videoconferencing systems), and Vopak (a Netherlands-based provider of oil storage and transportation services).

On the negative side, the Fund’s focus on companies with growth characteristics demonstrating improving business fundamentals was not rewarded during the period. A majority of the Fund’s underperformance was driven by stock selection within the materials and information technology sectors, and more specifically, in the metals and mining, technology hardware and equipment, and consumer durables industries. The largest individual detractors included Research in Motion (a Canadian provider of wireless communications equipment including the Blackberry), Alpha Bank (a Greek commercial bank), and Rio Tinto (an Australian-listed metals and mining company).

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. It focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.

International Value Fund I

Sub-Advisors: AXA Rosenberg, Causeway Capital, and Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

Strong stock selection in the energy and information technology sectors contributed positively to performance. Within the energy sector, an overweighting in Technip S.A. significantly boosted returns. An overweighting in the industrial sector, particularly to the air freight and logistics industry, also added value. On a geographic level, strong stock selection in France aided results during the period.

On the negative side, weak stock selection in the financial sector detracted from performance. Within the sector, security selection was particularly poor in commercial banks and insurance companies. Also, an underweighting in the financial sector — especially to the capital markets industry — dampened results. On a geographic level, an underweighting in Australia hurt the Fund’s performance.

Were there any changes to the Fund’s composition during the fiscal year?

At the end of June 2009, Principal Management Corporation began implementing a core-satellite structure with this Fund. The process was completed in early July. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the Fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

AXA Rosenberg’s investment process starts with the view that markets are generally, but not perfectly, efficient. It is their conviction that a company’s fundamentals drive its earnings and that the price paid for earnings ultimately drives performance. Therefore, the firm seeks to capture both short-term earnings growth as well as long-term earnings advantage through rigorous comprehensive analysis. AXA Rosenberg has refined a highly disciplined system that leverages proprietary computer software to overcome the natural limitations of human decision making. They create portfolios having similar characteristics to the selected benchmark and aim to outperform using stock selection. Causeway’s investment philosophy follows a fundamentally based, bottom-up approach to stock selection. As such, the portfolio’s sector and country weightings are a residual of its stock selection. Causeway believes companies derive their value from the contribution of yield and profitable reinvestment back into the company.

Global Diversified Income Fund

Sub-Advisors: Principal Real Estate Investors, Principal Global Investors, LLC, Guggenheim Investment Management, LLC, Tortoise Capital Advisors, LLC, Spectrum Asset Management, Inc., and Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

Overall, the Fund provided competitive yields versus its benchmark index. All of the underlying asset-class segments within the Fund delivered positive returns, led by the preferred securities segment, sub-advised by Spectrum Asset Management. This segment also was the only one to outpace its asset-specific benchmark, due in part to the fact that Spectrum took advantage of the market downturn by purchasing securities at a significant discount to par, which then experienced large capital gains as the market rebounded. The volatility and inefficiency within the markets provided trading and swap opportunities that helped total return.

The high-yield and global real estate segments had the biggest negative impact on relative returns. The high-yield segment had a higher average credit quality than that of its index, which caused it to underperform the index because lower-quality high-yield bonds generally outperformed higher-quality high-yield bonds during the period. Also, the global real estate segment underperformed its benchmark during the period, due to its lower exposure to real estate investment trusts experiencing financial stress. While this strategy helped returns early in the period, it hampered results when the market rally took hold later in the year.

Were there any changes to the Fund’s composition during the fiscal year?

Note: As this Fund was incepted on December 15, 2008, this commentary covers the period from the Fund’s inception through October 31, 2009. In September 2009, Guggenheim Investment Management replaced Principal Global Investors as manager of the High Yield segment of the Fund. (Principal Global Investors continues to manage the Global Value and Emerging Market Debt segments of the Fund.) Also in September, an allocation to master limited partnerships (MLPs) was added to the Fund, and Tortoise Capital Advisors was hired to manage the MLP segment. The Fund seeks consistent cash income through a diversified, yield-focused investment strategy. The Fund invests a majority of assets in fixed-income asset classes (such as high-yield bonds, preferred stocks, and emerging-market debt securities) to provide incremental yields over a portfolio of government securities. It may invest about 20% of assets in equity securities of global companies principally engaged in the real estate industry.

Bond & Mortgage Securities Fund

Sub-Advisors: Principal Global Investors, LLC and Spectrum Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

The Fund benefited significantly from positive sector allocations during the period. An out-of-index allocation to below-investment-grade credit was the largest contributor to performance. Also, an overweighted allocation to investment-grade bonds, which varied between 120% and 160% of the index weighting, also contributed to positive performance. In addition, an overweighting in commercial mortgage-backed securities, along with an underweighting in U.S. Treasuries and agencies, had a positive impact. Finally, the Fund was long in duration, which benefited performance as interest rates fell over the period.

Security selection was the main detractor from performance during the period. The majority of the negative security selection impact was attributable to an-out-of index allocation to floating-rate bonds.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research-driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s investment management process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield-curve positioning and individual selection.

Core Plus Bond Fund I

Sub-Advisor: PIMCO

What contributed to or detracted from Fund performance during the fiscal year?

During the period, the Fund’s duration contributed positively to returns. The Fund had a longer duration in the U.S. compared to the benchmark, which was beneficial as interest rates fell worldwide amid a flight to quality during the first part of the period, especially on the short end of the yield curve. Yield curve steepening biases also benefited returns. In the U.S. and the Eurozone, the Fund was positioned for yield-curve steepening, which added to performance as yield curves steepened worldwide over the period. An overweighting in U.S. Treasury Inflation-Protected Securities also contributed to the Fund’s performance. These bonds outperformed their nominal counterparts amid concerns that the Federal Reserve’s (the Fed’s) injection of liquidity into the economy would fuel inflation.

An underweighting in corporate bonds detracted from returns during the period as the sector rallied and spreads narrowed in 2009. The Fund was also underweighted in financial holdings, which was a source of underperformance for the period as financials rallied in 2009 and spreads narrowed significantly. An underweighting in agency mortgage-backed securities (MBS) also detracted from returns. These bonds outperformed U.S. Treasuries, as MBS benefited from the success of the Fed’s MBS Purchase Program.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. PIMCO’s fixed-income philosophy revolves around the principle of diversification. The firm believes no single risk should dominate returns. The firm’s investment process is built around its long-term economic outlook. A secular long-term outlook, updated annually, determines a general maturity/duration range for the Fund in relation to the market. Short-term, cyclical economic considerations determine shifts within this range. PIMCO believes operating within a moderate duration range, typically two years above or below that of the index, increases the opportunity of achieving above-market returns while limiting exposure to drastic swings in interest rates. The firm will make active sector rotations, depending upon changes in relative valuations among the different classes of bonds. PIMCO has developed a proprietary set of quantitative tools designed to more fully understand how securities will react to changes in interest rates and market conditions and to identify relative value opportunities.

Government & High Quality Bond Fund

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

During the period, 30-year agency mortgage-backed securities (MBS) contributed the most to positive performance. Specifically, securities with certain characteristics such as seasoning and lower loan balances outperformed more generic securities. Fifteen-year agency MBS also performed well as they benefited from the steeper interest-rate curve, due to their shorter duration, as well as from increased demand from bank portfolios looking for safety and stability. Although the non-agency collateralized mortgage obligations (CMO) sector underperformed the Citigroup Mortgage Index, several individual non-agency CMOs were among the best-performing securities in the Fund’s portfolio. Those with the best credit managed outsized gains during the period.

Although they were among the best-performing sectors early in the period, safer, more liquid investments like cash and U.S. Treasuries underperformed over the last several months of the period as investors sought better returns from riskier assets. The Fund’s shorter duration relative to the Citigroup Mortgage Index also detracted from returns when the markets rallied dramatically. Finally, the Fund’s exposure to the non-agency CMO sector underperformed the market. Although the sector rallied significantly over the last months of the period, those securities with underlying credit issues could not make up for their earlier underperformance.

Were there any changes to the Fund’s composition during the fiscal year?

In April 2009, the Government & High Quality Bond Fund, sub-advised by Principal Global Investors, merged into the Mortgage Securities Fund, sub-advised by Edge Asset Management. Effective September 30, 2009, the Fund changed its name to the Government & High Quality Bond Fund. The portfolio manager emphasizes a value-based, bottom-up approach to picking individual securities. Mortgage-backed securities and collateralized mortgage obligations comprise the majority of portfolio holdings, while a small allocation to Treasury and agency securities is used to manage liquidity and duration. The manager strives to keep the Fund’s duration close to that of its benchmark to prevent performance from being whipsawed or left behind by large interest-rate movements.

High Quality Intermediate-Term Bond Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

During the period, the Fund’s performance benefited from positive sector allocation. An overweighted allocation to investment-grade bonds (which varied between 120% and 160% of the index weighting) and an overweighted allocation to commercial mortgage-backed securities were the largest performance drivers. An underweighting in U.S. Treasuries and agencies had a positive impact on performance as well.

On the negative side, security selection was the main detractor from performance. The majority of the negative impact was due to an-out-of index allocation to floating-rate bonds. Additionally, the yield curve impact on the Fund was a minor negative over the period.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research-driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield curve positioning and individual selection.

High Yield Fund

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

During the period, the Fund benefited from an overweighting in the financial sector. Bank of America and Wells Fargo were two banks that performed well, especially over the last six months of the period as the financial markets regained some stability. A second positive contributor included bonds issued by the Federal Republic of Brazil, which Moody’s recently upgraded to investment-grade (the last rating agency to do so). The upgrade recognized Brazil’s improved economy and ability to build foreign reserves amid the global financial crisis. Another contributor to performance was an overweighting in CV Therapeutics, a pharmaceutical company that was acquired by Gilead Sciences Inc. during the second quarter of 2009. These convertible bonds were subsequently tendered at a high premium.

On the negative side, the biggest detractor to the Fund’s performance was FU JI Food, which provides food catering services to the business and education sectors within China and also operates a chain of restaurants. The company failed to file its financial statements as scheduled, leading to a technical default on the firm’s bond obligations. Another detractor was an overweighting in the health care sector, which posted solid returns but was unable to match the performance of its index. Also hurting performance were holdings in higher-quality, high-yield bonds. In spite of a record-setting pace of corporate defaults, the recovery in the high-yield segment mostly rewarded the lowest-quality credits, which significantly outperformed the overall high-yield market.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund is constructed with a long-term focus and a value-oriented philosophy. It emphasizes sectors the portfolio manager views as favorable on a long-term basis, such as health care, finance, technology, telecom/media, gaming, and services. Opportunities are also sought among the best companies in out-of-favor sectors. Also, the Fund may utilize alternative investments — such as broken convertibles (i.e., those that are trading below their equity conversion value), emerging market securities, and real estate investment trusts — to enhance diversification and return potential.

High Yield Fund I

Sub-Advisors: JP Morgan Investment Management, Inc. and Neuberger Berman

What contributed to or detracted from Fund performance during the fiscal year?

During the period, the Fund was successful in avoiding some of the losses that the index incurred from exposure to defaulted issuers. For example, underweighting in General Motors and an underweighting and favorable issue selection within Smurfit Stone Container and R.H. Donnelley benefited the Fund’s performance.

Overall, a more conservative portfolio positioning (as evidenced by a lower yield and a high average credit quality relative to the index) helped the Fund’s returns early in the period but detracted substantially once the high-yield rally took hold in early 2009. This was obvious in the financial sector, which surged over 100% during the period. For example, the Fund was underweighted in the financial sector and had weak security selection within it, both of which hurt performance as the sector surged during the period. Also, security selection within consumer cyclicals was a negative due to an out-of-index position in NMH Holdings and an underweighted position in Realogy Corp., which were not rewarded. Finally, security selection within the basic industry segment of the Fund hindered performance.

Were there any changes to the Fund’s composition during the fiscal year?

On May 4, 2009, an employee-led buyout of Lehman Brothers Asset Management was completed. With the buyout, the firm also formally changed its name from Lehman Brothers Asset Management LLC to Neuberger Berman Fixed Income LLC. Neuberger Berman believes that successful high-yield investing is driven by a strict discipline that seeks to avoid credit deterioration, selects securities in which the spread is attractive on a relative value basis, and rotates across credit tiers and industry sectors. JP Morgan’s rigorous fundamental investment process, driven by the portfolio managers working with the large investment staff, seeks to generate positive alpha through the selection of undervalued securities and sectors that offer relatively attractive total return and risk characteristics.

Income Fund

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

The Fund’s corporate bond holdings contributed to performance for the period as the strong returns during the last seven months outweighed the weak returns of the first five months. An overweighting in the gaming sector helped after gaming companies reported operational performances that were better than the worst-case scenarios. Once it became clear the industry could survive the recession, the sector rallied furiously. Individual securities that aided performance included Petro-Canada and Bank of America. Petro-Canada outperformed after the company was acquired by Suncor Energy. Bank of America rebounded sharply after liquidity returned to the financial markets and the firm was able to raise billions of dollars in capital.

On the negative side, mortgages detracted from performance as riskier assets had better returns. In general, the mortgages held in the portfolio were safer, low-coupon, agency-backed pass-through mortgages that tend to perform well during periods of economic stress. However, they underperformed when the economic outlook improved. Long-dated U.S. Treasuries also detracted from performance as investors worried about the effects of government spending to revive the economy. Additionally, an underweighting in the industrial products sector hurt performance as almost every sub-set in this sector (including homebuilders, chemicals, paper and forest products, and metals and mining) did well as the economy improved.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund invests in a diversified pool of fixed-income securities selected with a long-term focus and a value-oriented philosophy. The portfolio manager favors securities and sectors he believes could perform well over one or more economic cycles. He also looks for opportunities among the best companies in out-of-favor sectors and typically keeps the Fund’s duration close to that of its benchmark.

Inflation Protection Fund

Sub-Advisor: BlackRock Financial Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

During the first quarter of 2009, weak economic data and market volatility continued to put pressure on non-agency mortgage-backed securities and commercial mortgage-backed securities. While BlackRock had been reducing exposure to these sectors, the allocations hurt performance during the first three months of the calendar year. However, as investors’ appetite for risk returned and the U.S. government continued to provide support to the credit markets, the remaining spread sector exposure added value during the second half of the period. Yield-curve positioning also benefited the Fund during the period.

On the negative side, the Fund’s duration positioning detracted from performance. Specifically, in the second quarter of 2009, BlackRock held a long-duration stance relative to the Fund’s benchmark as interest rates rose, which hurt performance.

Were there any changes to the Fund’s composition during the fiscal year?

BlackRock became the sub-advisor to the Fund on December 31, 2008. At that time, they began restructuring the Fund’s portfolio to become more in line with the benchmark (the Barclays Capital U.S. Treasury TIPS Index). As part of the restructuring, BlackRock significantly reduced the Fund’s exposure to non-Treasury (spread) sectors, such as credit, asset-backed securities, and mortgage-backed securities. The proceeds of those sales were reinvested into Treasury Inflation-Protected Securities.

Preferred Securities Fund

Sub-Advisor: Spectrum Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

The Fund benefited from participation in the Keycorp and Regions Financial exchanges into common stock, which gave a boost to their preferred stocks prior to the exchange and then was followed by a rally in the common stock after the exchange took place (the common stock positions were closed). Also, a reduction in the Royal Bank of Scotland position (due to significant state ownership) contributed positively to performance. The Fund took advantage of the rising price of the position during the summer (this position is now less than 0.5% of the portfolio). Additionally, strong performance of the diversified real estate investment trust sector of the Fund added value during the period.

On the negative side, the Fund’s Citigroup preferred stock holdings, which declined substantially during the period, detracted from performance. The position in Countrywide Trust preferred stock also hurt returns, as their preferred shares declined due to the pressures of the subprime turmoil and the firm’s subsequent merger into Bank of America. Additionally, the position in Bank of Ireland detracted from performance. Bank of Ireland received significant state aid due to the bank’s exposure to the mortgage market and souring Irish economy, thus making dividend passes likely.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s strategy emphasizes a rigorous credit approach with a primary emphasis on investment-grade hybrid preferred securities offering superior, risk-adjusted yield premiums.

Short-Term Bond Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

During the period, the Fund’s performance benefited from positive sector allocation. The largest drivers of positive sector selection were an overweighting in investment-grade corporate securities and an out-of-index allocation to commercial mortgage-backed securities. An underweighting in U.S. Treasuries also positively affected performance.

On the negative side, exposure to collateralized mortgage obligations and asset-backed securities were detractors from performance.

An allocation to floating-rate securities also negatively affected the Fund’s performance. Portfolio positioning was shorter than that of the index for much of the period, which slightly hindered performance as interest rates fell.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research-driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield-curve positioning and individual selection.

Short-Term Income Fund

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

The real estate investment trust (REIT) sector was the best-performing sector over the 12-month period. Higher-quality REIT bonds came back strongly from very depressed levels at the start of the period. Strong covenants and a better property mix helped REITs outperform. The oil and energy sector also outperformed during the period, which helped the Fund’s performance. This sector rebounded sharply, as investors were encouraged by signs that the world economy was recovering, which led to greater energy demand. The utility sector also contributed substantially to Fund performance. These bonds performed fairly well early in the period as more defensive plays, and they also rallied nicely as the recession began to fade.

The biggest detractors to Fund performance were also the safest. Cash, U.S. Treasuries, and agency bonds were among the worst performers during the period as investors sought greater returns from riskier assets. The mortgage sector also hurt performance. Although some individual bonds did extremely well, a handful of the Fund’s non-agency collateralized mortgage obligations underperformed due to underlying credit issues and rating agency downgrades. Portfolio performance was also hindered by its slight duration barbell. The yield curve steepening over the period hurt the performance of the Fund’s longer bonds, although most of these did experience spread tightening, which helped offset the steepening.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The portfolio manager takes a flexible investment approach by selecting securities from multiple fixed-income asset classes that are arrayed along the front part of the yield curve. The manager also looks for value in lower-rated corporate securities while maintaining the Fund’s high overall credit rating. Comprehensive credit research is also conducted to identify opportunities among out-of-favor sectors and securities.

Ultra Short Bond Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Fund was positioned slightly longer than the index over much of the period, which was beneficial as interest rates fell. As a result of the Fund’s transition to a composition emphasizing securities eligible for inclusion in a money market fund, securities held in the portfolio that were not eligible for inclusion in a money market fund were sold during the period. Proceeds from the sale of these securities were invested in short-duration U.S. Treasuries, which underperformed the Fund’s benchmark index.

Were there any changes to the Fund’s composition during the fiscal year?

Subject to shareholder approval, this Fund will merge into the Money Market Fund, sub-advised by Principal Global Investors, in December 2009.

The Ultra Short Bond Fund's portfolio has been transitioning since January 2009 to a composition resembling that of a money market fund.

Money Market Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

During the period, the Fund’s allocation to Variable Rate Demand Notes (VRDNs)* was a positive contributor to performance, as the rates on VRDNs did not fall as rapidly or as low as other high-quality investments. On the negative side, the Fund maintained a shorter average-days-to-maturity than its Morningstar peer group during the first half of the period, which detracted from performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research-driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process.

*	Variable rate demand notes are debt instruments representing borrowed funds that are payable on demand and accrue interest based on a prevailing money market rate.

Glossary

6-Month LIBOR (London Interbank Offered Rate)	Citigroup Mortgage Index:
Index:	Represents the mortgage-backed securities component of Citigroup’s
An average of the interest rate of U.S. dollar deposits, known as	Broad Investment-Grade Bond Index. It consists of 30- and 15-year
Eurodollars, of a stated maturity.	agency-issued (GNMA, FNMA, and FHLMC) pass-through securities as well as FNMA and FHLMC balloon mortgages.
Barclays Capital 1–3 Year Government/Credit Index:
(Formerly known as Lehman Brothers 1–3 Year Government/	Citigroup U.S. High-Yield Market Capped Index:
Credit Index.) A combination of the Barclays Capital Government	Measures the performance of below-investment-grade debt issued
and Corporate Bond indices with maturities between one year	by corporations domiciled in the U.S. or Canada, with the imposition
and three years.	of a cap on the par amount of each issuer and delayed entry of fallen angels following their downgrade.
Barclays Capital Aggregate Bond Index:
(Formerly known as Lehman Brothers Aggregate Bond Index.)	FTSE EPRA/NAREIT Global Real Estate Index:
A broad-based index intended to represent the U.S. fixed-income	Is designed to represent general trends in eligible real estate
market.	equities worldwide.

Barclays Capital U.S. Corporate High Yield	Morgan Stanley Capital International All Country
2% Issuer Capped Index:	World ex-US Growth Index (MSCI ACWI ex-US
An unmanaged index comprised of fixed rate, non-investment	Index):
grade debt securities that are dollar denominated. The index	A market capitalization-weighted index designed to measure equity
limits the maximum exposure to any one issuer to 2%.	market performance in 47 global developed and emerging markets, excluding the U.S.
Barclays Capital U.S. Treasury TIPS (Treasury
Inflation Protection Securities) Index:	Morgan Stanley Capital International (MSCI) —
(Formerly known as Lehman Brothers U.S. Treasury TIPS (Treasury	EAFE Index NDTR D:
Inflation Protection Securities) Index.) An index of inflation-protected	Is listed for foreign stock funds (EAFE refers to Europe, Australia,
U.S. Treasury securities that will mature in one year or longer.	and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual
Capital Market Benchmark:	country indexes.
A benchmark intended to represent a relevant proxy for market
and Portfolio performance. It is allocated as follows: SAM Flexible	Morgan Stanley Capital International (MSCI)
Income Portfolio: 20% S&P 500 and 80% Barclays Capital	EMF (Emerging Markets Free) Index:
Aggregate Bond Index; SAM Conservative Balanced Portfolio:	Measures the stock returns of companies in 27 developing countries.
40% S&P 500 and 60% Barclays Capital Aggregate Bond Index;
SAM Balanced Portfolio: 60% S&P 500 and 40% Barclays Capital	Morgan Stanley Capital International (MSCI)
Aggregate Bond Index; and SAM Conservative Growth Portfolio:	U.S. REIT Index:
80% S&P 500 and 20% Barclays Capital Aggregate Bond Index.	A total-return index comprised of the most actively traded real estate investment trusts and designed to be a measure of real estate
Citigroup Broad Investment-Grade Bond Index:	equity performance.
Measures the performance of bonds, including U.S. and non-U.S.
corporate securities and non-U.S. sovereign and provincial securities.	Morningstar Conservative Allocation
It includes institutionally traded U.S. Treasury, government-sponsored,	Category Average:
mortgage, asset-backed, and investment-grade securities.
An average of the net asset value (NAV) returns of domestic mutual funds with 20–50% invested in equities and 50–80% invested in
Citigroup Broad Investment-Grade Credit 1–3 Years	fixed income and cash.
Index:
Measures the performance of bonds, including U.S. and non-U.S.	Morningstar Diversified Emerging Markets
corporate securities and non-U.S. sovereign and provincial securities,	Category Average:
with maturities between one and three years.
Diversified emerging-markets portfolios tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These portfolios invest at least 70% of total assets in equities and invest at least 50% of stock assets in emerging markets.

Glossary

Morningstar Foreign Large Blend Category Average:	Morningstar Inflation-Protected Bond Category
Foreign large-blend portfolios invest in a variety of big international	Average:
stocks. Most of these portfolios divide their assets among a dozen	Inflation-protected bond portfolios primarily invest in fixed-income
or more developed markets, including Japan, Britain, France,	securities that increase coupon and/or principal payments at the
and Germany. These portfolios primarily invest in stocks that have	rate of inflation. These bonds can be issued by any organization,
market caps in the top 70% of each economically integrated	but the U.S. Treasury is currently the largest issuer of these types of
market (such as Europe or Asia ex-Japan). The blend style is	securities. Most of these portfolios buy bonds with intermediate- to
assigned to portfolios where neither growth nor value characteristics	long-term maturities
predominate. These portfolios typically will have less than 20% of
assets invested in U.S. stocks.	Morningstar Intermediate-Term Bond Category
Average:
Morningstar Foreign Large Growth Category	Intermediate-term bond portfolios invest primarily in corporate and
Average:	other investment-grade U.S. fixed-income issues and have durations
Foreign large-growth portfolios focus on high-priced growth stocks,	of 3.5 to six years (or, if duration is unavailable, average effective
mainly outside of the United States. Most of these portfolios divide	maturities of four to 10 years). These portfolios are less sensitive to
their assets among a dozen or more developed markets, including	interest rates, and therefore less volatile, than portfolios that have
Japan, Britain, France, and Germany. These portfolios primarily	longer durations.
invest in stocks that have market caps in the top 70% of each
economically integrated market (such as Europe or Asia ex-Japan).	Morningstar Intermediate Government Category
Growth is defined based on fast growth (high growth rates for	Average:
earnings, sales, book value, and cash flow) and high valuations	Intermediate-government portfolios have at least 90% of their
(high price ratios and low dividend yields). These portfolios	bond holdings in bonds backed by the U.S. government or by
typically will have less than 20% of assets invested in U.S. stocks.	government-linked agencies. This backing minimizes the credit risk of these portfolios, as the U.S. government is unlikely to
Morningstar Foreign Large Value Category Average:	default on its debt. These portfolios have durations between
These funds seek capital appreciation by investing in large	3.5 and six years (or, if duration is unavailable, average effective
international stocks that are value-oriented. Large-cap foreign	maturities between four and 10 years). Consequently, the group’s
stocks have market capitalizations greater than $5 billion. Value is	performance — and its level of volatility — tends to fall between
defined based on low price/book and price/cash-flow ratios,	that of the short government and long government bond categories.
relative to the MSCI EAFE Index. These funds typically will have
less than 20% of assets invested in U.S. stocks.	Morningstar Large Blend Category Average:
An average of the net asset value (NAV) returns of domestic
Morningstar Global Real Estate Category Average:	mutual funds that focus on large companies that are fairly
These funds invest primarily in non-U.S. real estate securities, but	representative of the overall stock market in terms of valuation.
may also include U.S. real estate securities. Such securities include	They tend to invest across the spectrum of U.S. industries.
debt and equity securities, convertible securities, and securities
issued by Real Estate Investment Trusts (REITs). At least 40 percent	Morningstar Large Growth Category Average:
of the fund’s holdings must be non-U.S. securities.	An average of the net asset value (NAV) returns of mutual funds that invest in large U.S companies that are projected to grow
Morningstar High Yield Bond Category Average:	faster than other large-cap stocks.
High-yield bond portfolios concentrate on lower-quality bonds,
which are riskier than those of higher-quality companies. These	Morningstar Large Value Category Average:
portfolios generally offer higher yields than other types of portfolios,	An average of the net asset value (NAV) returns of mutual funds
but they are also more vulnerable to economic and credit risk.	that invest primarily in big U.S. companies that are less expensive
These portfolios primarily invest in U.S. high-income debt securities	or growing more slowly than other large-cap stocks.
where at least 65% or more of bond assets are not rated or are
rated by a major agency such as Standard & Poor’s or Moody’s at	Morningstar Mid-Cap Blend Category Average:
the level of BB (considered speculative for taxable bonds) and below.
The typical mid-cap blend portfolio invests in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. Most shy away from high-priced growth stocks, but aren’t so price-conscious that they land in value territory. The U.S. mid-cap range for market capitalization typically falls between $1 billion–$8 billion and represents 20% of the total capitalization of the U.S. equity market.
The blend style is assigned to portfolios where neither growth nor value characteristics predominate.

Glossary

Morningstar Mid-Cap Growth Category Average:	Morningstar Small Growth Category Average:
Some mid-cap growth portfolios invest in stocks of all sizes, thus	Small-growth portfolios focus on faster-growing companies whose
leading to a mid-cap profile, but others focus on midsize companies.	shares are at the lower end of the market-capitalization range.
Mid-cap growth portfolios target U.S. firms that are projected to	These portfolios tend to favor companies in up-and-coming
grow faster than other mid-cap stocks, therefore commanding	industries or young firms in their early growth stages. Because
relatively higher prices. The U.S. mid-cap range for market	these businesses are fast-growing and often richly valued, their
capitalization typically falls between $1 billion–$8 billion and	stocks tend to be volatile. Stocks in the bottom 10% of the
represents 20% of the total capitalization of the U.S. equity	capitalization of the U.S. equity market are defined as small-cap.
market. Growth is defined based on fast growth (high growth	Growth is defined based on fast growth (high growth rates for
rates for earnings, sales, book value, and cash flow) and high	earnings, sales, book value, and cash flow) and high valuations
valuations (high price ratios and low dividend yields).	(high price ratios and low dividend yields).

Morningstar Mid-Cap Value Category Average:	Morningstar Small Value Category Average:
Some mid-cap value portfolios focus on medium-size companies	Small-value portfolios invest in small U.S. companies with
while others land here because they own a mix of small-, mid-,	valuations and growth rates below other small-cap peers. Stocks
and large-cap stocks. All look for U.S. stocks that are less expensive	in the bottom 10% of the capitalization of the U.S. equity market
or growing more slowly than the market. The U.S. mid-cap range for	are defined as small-cap. Value is defined based on low valuations
market capitalization typically falls between $1 billion–$8 billion	(low price ratios and high dividend yields) and slow growth (low
and represents 20% of the total capitalization of the U.S. equity	growth rates for earnings, sales, book value, and cash flow).
market. Value is defined based on low valuations (low price ratios
and high dividend yields) and slow growth (low growth rates for	Morningstar Specialty — Real Estate Category
earnings, sales, book value, and cash flow).	Average:
Specialty-real estate portfolios invest primarily in real-estate
Morningstar Moderate Allocation Category Average:	investment trusts (REITs) of various types. REITs are companies that
An average of the net asset value (NAV) returns of mutual funds	develop and manage real-estate properties. There are several
with 50–70% invested in equities and the remainder invested in	different types of REITs, including apartment, factory-outlet,
fixed income and cash.	health-care, hotel, industrial, mortgage, office, and shopping center REITs. Some portfolios in this category also invest in
Morningstar Retirement Income Category Average:	real-estate operating companies.
Retirement income portfolios provide a mix of stocks, bonds and	Primary Index: Standard & Poor’s 500
cash for those investors already in or entering retirement. These	Secondary Index: Wilshire REIT
portfolios tend to be managed to more of a conservative asset
allocation strategy. These portfolios aim to provide investors with	Morningstar Target-Date 2000–2010 Category
steady income throughout retirement.	Average:
Target-date portfolios provide diversified exposure to stocks,
Morningstar Short-Term Bond Category Average:	bonds, and cash for those investors who have a specific date in
Short-term bond portfolios invest primarily in corporate and other	mind (in this case, the years 2000–2010) for retirement or
investment-grade U.S. fixed-income issues and have durations of	another goal. These portfolios aim to provide investors with an
one to 3.5 years (or, if duration is unavailable, average effective	optimal level of return and risk, based solely on the target date.
maturities of one to four years). These portfolios are attractive to	These portfolios get more conservative as the goal date
fairly conservative investors, because they are less sensitive to	approaches by investing more in bonds and cash. Investment
interest rates than portfolios with longer durations.	managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and
Morningstar Small Blend Category Average:	therefore different levels of return and risk.
Small-blend portfolios favor U.S. firms at the smaller end of the
market-capitalization range. Some aim to own an array of value	Morningstar Target-Date 2011–2015 Category
and growth stocks while others employ a discipline that leads to	Average:
holdings with valuations and growth rates close to the small-cap	Target date portfolios provide a diversified exposure to stocks,
averages. Stocks in the bottom 10% of the capitalization of the	bonds, and cash for those investors who have a specific date in
U.S. equity market are defined as small-cap. The blend style is	mind (in this case, the years 2011–2015) for retirement or
assigned to portfolios where neither growth nor value	another goal. These portfolios aim to provide investors with an
characteristics predominate.	optimal level of return and risk, based solely on the target date.
Over time, management adjusts the allocation among asset
classes to more conservative mixes as the target date approaches.

Glossary

Morningstar Target-Date 2016–2020 Category	Morningstar Target-Date 2041–2045 Category
Average:	Average:
Target date portfolios provide a diversified exposure to stocks,	Target date portfolios provide a diversified exposure to stocks,
bonds, and cash for those investors who have a specific date in	bonds, and cash for those investors who have a specific date in
mind (in this case, the years 2016–2020) for retirement or	mind (in this case, the years 2041–2045) for retirement or
another goal. These portfolios aim to provide investors with an	another goal. These portfolios aim to provide investors with an
optimal level of return and risk, based solely on the target date.	optimal level of return and risk, based solely on the target date.
Over time, management adjusts the allocation among asset	Over time, management adjusts the allocation among asset
classes to more conservative mixes as the target date approaches.	classes to more conservative mixes as the target date approaches.

Morningstar Target-Date 2021–2025 Category	Morningstar Target-Date 2050+ Category Average:
Average:	Target date portfolios provide a diversified exposure to stocks,
Target date portfolios provide a diversified exposure to stocks,	bonds, and cash for those investors who have a specific date in
bonds, and cash for those investors who have a specific date in	mind (in this case, the years 2050 and beyond) for retirement or
mind (in this case, the years 2021–2025) for retirement or	another goal. These portfolios aim to provide investors with an
another goal. These portfolios aim to provide investors with an	optimal level of return and risk, based solely on the target date.
optimal level of return and risk, based solely on the target date.	Over time, management adjusts the allocation among asset
Over time, management adjusts the allocation among asset	classes to more conservative mixes as the target date approaches.
classes to more conservative mixes as the target date approaches.
Morningstar Ultrashort Bond Category Average:
Morningstar Target-Date 2026–2030 Category	Ultrashort bond portfolios invest primarily in investment-grade
Average:	U.S. fixed-income issues and have durations of less than one year
Target date portfolios provide a diversified exposure to stocks,	(or, if duration is unavailable, average effective maturities of less
bonds, and cash for those investors who have a specific date in	than one year). This category can include corporate or
mind (in this case, the years 2026–2030) for retirement or	government ultrashort bond portfolios, but it excludes
another goal. These portfolios aim to provide investors with an	international, convertible, multisector, and high yield bond
optimal level of return and risk, based solely on the target date.	portfolios. Due to their focus on bonds with very short durations,
Over time, management adjusts the allocation among asset	these portfolios offer minimal interest-rate sensitivity and therefore
classes to more conservative mixes as the target date approaches.	low risk and total return potential.

Morningstar Target-Date 2031–2035 Category	Preferreds Blended Index:
Average:	Is composed of 65% Merrill Lynch Fixed Rate Preferred Securities
Target date portfolios provide a diversified exposure to stocks,	Index and 35% Barclays Capital U.S. Tier I Capital Securities Index.
bonds, and cash for those investors who have a specific date in
mind (in this case, the years 2031–2035) for retirement or	Principal LifeTime 2010 Blended Index:
another goal. These portfolios aim to provide investors with an	Composed of underlying indices that represent the target asset
optimal level of return and risk, based solely on the target date.	allocation weightings of the Principal LifeTime 2010 Fund. The
Over time, management adjusts the allocation among asset	index weightings adjust over time as the portfolio changes to
classes to more conservative mixes as the target date approaches.	become gradually more conservative.

Morningstar Target-Date 2036–2040 Category
Average:	Principal LifeTime 2015 Blended Index:
Composed of underlying indices that represent the target
Target date portfolios provide a diversified exposure to stocks,	allocation weightings of the Principal LifeTime 2015 Fund. The
bonds, and cash for those investors who have a specific date in	index weightings adjust over time as the portfolio changes to
mind (in this case, the years 2036–2040) for retirement or	become gradually more conservative.
another goal. These portfolios aim to provide investors with an
optimal level of return and risk, based solely on the target date.	Principal LifeTime 2020 Blended Index:
Over time, management adjusts the allocation among asset	Composed of underlying indices that represent the target asset
classes to more conservative mixes as the target date approaches.	allocation weightings of the Principal LifeTime 2020 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Glossary

Principal LifeTime 2025 Blended Index:	Russell 2000® Index:
Composed of underlying indices that represent the target	Measures the performance of the 2,000 smallest stocks in the
allocation weightings of the Principal LifeTime 2025 Fund. The	Russell 3000® Index.
index weightings adjust over time as the portfolio changes to
become gradually more conservative.	Russell 2000® Growth Index:
Measures the performance of those Russell 2000® Index securities
Principal LifeTime 2030 Blended Index:	with higher price-to-book ratios and higher forecasted growth values.
Composed of underlying indices that represent the target asset
Russell 2000® Value Index:
allocation weightings of the Principal LifeTime 2030 Fund. The
index weightings adjust over time as the portfolio changes to	Measures the performance of those Russell 2000® Index securities
become gradually more conservative.	with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index:
Principal LifeTime 2035 Blended Index:
Measures the performance of the 3,000 largest U.S. companies
Composed of underlying indices that represent the target
based on total market capitalization, which represents
allocation weightings of the Principal LifeTime 2035 Fund. The approximately 98% of the investable U.S. equity market.
index weightings adjust over time as the portfolio changes to become gradually more conservative.
Russell Midcap® Index:
Measures the performance of the 800 smallest stocks in the Russell
Principal LifeTime 2040 Blended Index:	1000® Index.
Composed of underlying indices that represent the target asset
allocation weightings of the Principal LifeTime 2040 Fund. The	Russell Midcap® Growth Index:
index weightings adjust over time as the portfolio changes to	Measures the performance of those Russell Midcap® Index
become gradually more conservative.	securities with higher price-to-book ratios and higher forecasted growth values.
Principal LifeTime 2045 Blended Index:
Composed of underlying indices that represent the target	Russell Midcap® Value Index:
allocation weightings of the Principal LifeTime 2045 Fund. The	Measures the performance of those Russell Midcap® Index
index weightings adjust over time as the portfolio changes to	securities with lower price-to-book ratios and lower forecasted
become gradually more conservative.	growth values.

Principal LifeTime 2050 Blended Index:	S&P 500 Index:
Composed of underlying indices that represent the target asset	A broad-based index intended to represent the U.S. equity market.
allocation weightings of the Principal LifeTime 2050 Fund. The
index weightings adjust over time as the portfolio changes to	S&P 500/Citigroup Value Index:
become gradually more conservative.	A float-adjusted market-capitalization-weighted index comprised of stocks representing approximately half the market capitalization of
Principal LifeTime 2055 Blended Index:	the S&P 500 that have been identified as being on the value end
Composed of underlying indices that represent the target	of the growth-value spectrum.
allocation weightings of the Principal LifeTime 2055 Fund. The
index weightings adjust over time as the portfolio changes to	S&P MidCap 400 Index:
become gradually more conservative.	A weighted index of the common stocks of 400 mid-size companies.

S&P SmallCap 600 Index:
Principal LifeTime Strategic Income Blended Index:
A small cap index that consists of 600 domestic stocks chosen for
Composed of underlying indices that represent the target asset market size, liquidity, and industry group representation.
allocation weightings of the Principal LifeTime Strategic Income Fund.

Russell 1000® Growth Index:
NOTE: S&P 500, S&P MidCap 400, and S&P 600 Index are
Measures the performance of those Russell 1000® Index securities trademarks of The McGraw-Hill Companies, Inc. and have been
with higher price-to-book ratios and higher forecasted growth values.
licensed for use by Principal Life Insurance Company and
Principal Management Corporation. The products are not
Russell 1000® Value Index:
sponsored, endorsed, sold or promoted by Standard & Poor’s
Measures the performance of those Russell 1000® Index securities and Standard & Poor’s makes no representation regarding the
with lower price-to-book ratios and lower forecasted growth values.	advisability of investing in the products.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

			Disciplined
	Bond & Mortgage	Core Plus Bond	LargeCap Blend
Amounts in thousands, except per share amounts	Securities Fund	Fund I	Fund

Investment in securities--at cost	$ 2,515,826	$ 2,017,595	$ 2,225,910

Foreign currency--at cost	$ –	$ 2,958	$ –

Assets
Investment in securities--at value	$ 2,357,189	$ 2,082,892	$ 2,293,402
Foreign currency--at value	–	3,077	–
Cash	2,657	16,233	39
Receivables:
Dividends and interest	16,748	11,039	2,606
Expense reimbursement from Manager	25	–	2
Expense reimbursement from Underwriter	8	–	–
Foreign currency contracts	–	825	–
Fund shares sold	2,635	6,097	257
Investment securities sold	27,921	111,886	–
Swap premiums paid	24,676	1,153	–
Unrealized gain on swap agreements	362	1,671	–
Variation margin on futures contracts	463	3,231	–
Other assets	9	–	5

Total Assets	2,432,693	2,238,104	2,296,311
Liabilities
Accrued management and investment advisory fees	888	999	1,143
Accrued administrative service fees	21	5	2
Accrued distribution fees	136	6	66
Accrued service fees	25	5	2
Accrued transfer agent fees	149	15	173
Accrued directors' expenses	2	2	–
Accrued other expenses	77	8	89
Payables:
Dividends payable	2,174	–	–
Foreign currency contracts	–	371	–
Fund shares redeemed	2,023	993	1,996
Investment securities purchased	384,339	41,674	6,898
Options and swaptions contracts written (premiums received $0, $4,735 and $0)	–	3,246	–
Short sales (proceeds received $0, $92,782 and $0)	–	93,523	–
Swap premiums received	4,700	12	–
Unrealized loss on swap agreements	21,223	23	–
Variation margin on futures contracts	–	–	343

Total Liabilities	415,757	140,882	10,712

Net Assets Applicable to Outstanding Shares	$ 2,016,936	$ 2,097,222	$ 2,285,599

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,373,762	$ 2,003,388	$ 2,960,066
Accumulated undistributed (overdistributed) net investment income (loss)	24,944	7,247	25,460
Accumulated undistributed (overdistributed) net realized gain (loss)	(202,932)	7,098	(767,092)
Net unrealized appreciation (depreciation) of investments	(178,838)	78,887	67,165
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	602	–

Total Net Assets	$ 2,016,936	$ 2,097,222	$ 2,285,599

Capital Stock (par value: $.01 a share):
Shares authorized	715,000	380,000	905,000
Net Asset Value Per Share:
Class A: Net Assets	$ 126,500	N/A	$ 201,464
Shares Issued and Outstanding	13,060		19,335
Net Asset Value per share	$ 9.69		$ 10.42
Maximum Offering Price	$ 10.07(a)		$ 11.03(b)

Class B: Net Assets	$ 12,952	N/A	$ 18,368
Shares Issued and Outstanding	1,335		1,791
Net Asset Value per share	$ 9.70(c)		$ 10.26(c)

Class C: Net Assets	$ 3,944	N/A	$ 1,967
Shares Issued and Outstanding	407		191
Net Asset Value per share	$ 9.69(c)		$ 10.31(c)

Class J: Net Assets	$ 191,259	N/A	N/A
Shares Issued and Outstanding	19,643
Net Asset Value per share	$ 9.74(c)

Institutional: Net Assets	$ 1,512,248	$ 2,058,784	$ 2,048,193
Shares Issued and Outstanding	156,190	186,401	196,805
Net Asset Value per share	$ 9.68	$ 11.04	$ 10.41

R-1: Net Assets	$ 9,763	$ 1,572	$ 1,284
Shares Issued and Outstanding	1,009	143	124
Net Asset Value per share	$ 9.68	$ 11.00	$ 10.34

R-2: Net Assets	$ 29,688	$ 6,139	$ 1,888
Shares Issued and Outstanding	3,090	558	184
Net Asset Value per share	$ 9.61	$ 11.00	$ 10.28

R-3: Net Assets	$ 45,851	$ 14,771	$ 6,741
Shares Issued and Outstanding	4,758	1,341	654
Net Asset Value per share	$ 9.64	$ 11.01	$ 10.31

R-4: Net Assets	$ 25,843	$ 7,675	$ 4,186
Shares Issued and Outstanding	2,642	694	404
Net Asset Value per share	$ 9.78	$ 11.06	$ 10.36

R-5: Net Assets	$ 58,888	$ 8,281	$ 1,508
Shares Issued and Outstanding	6,105	750	145
Net Asset Value per share	$ 9.65	$ 11.04	$ 10.37

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

73

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	Diversified	Equity Income	Global Diversified
Amounts in thousands, except per share amounts	International Fund	Fund	Income Fund

Investment in securities--at cost	$ 1,287,169	$ 1,922,440	$ 72,076

Foreign currency--at cost	$ 884	$ –	$ 12

Assets
Investment in securities--at value	$ 1,443,355	$ 1,949,899	$ 80,930
Foreign currency--at value	847	–	12
Cash	–	12	1,642
Receivables:
Dividends and interest	2,624	4,675	862
Expense reimbursement from Manager	2	–	–
Expense reimbursement from Underwriter	7	–	–
Foreign tax refund	78	–	–
Fund shares sold	412	456	757
Investment securities sold	19,059	3,803	835
Other assets	5	2	–
Prepaid directors' expenses	–	–	3

Total Assets	1,466,389	1,958,847	85,041
Liabilities
Accrued management and investment advisory fees	1,127	878	63
Accrued administrative service fees	29	–	–
Accrued distribution fees	186	346	2
Accrued service fees	35	–	–
Accrued transfer agent fees	282	420	2
Accrued directors' expenses	4	5	–
Accrued other expenses	307	223	46
Cash overdraft	687	–	–
Payables:
Dividends payable	–	–	504
Fund shares redeemed	985	2,813	82
Investment securities purchased	14,958	16,772	2,071
Line of credit	4,625	–	–

Total Liabilities	23,225	21,457	2,770

Net Assets Applicable to Outstanding Shares	$ 1,443,164	$ 1,937,390	$ 82,271

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,993,562	$ 2,588,722	$ 66,153
Accumulated undistributed (overdistributed) net investment income (loss)	18,540	9,511	(38)
Accumulated undistributed (overdistributed) net realized gain (loss)	(725,153)	(688,302)	7,301
Net unrealized appreciation (depreciation) of investments	156,186	27,459	8,854
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	29	–	1

Total Net Assets	$ 1,443,164	$ 1,937,390	$ 82,271

Capital Stock (par value: $.01 a share):
Shares authorized	910,000	650,000	375,000
Net Asset Value Per Share:
Class A: Net Assets	$ 273,110	$ 594,176	$ 8,591
Shares Issued and Outstanding	31,499	41,308	675
Net Asset Value per share	$ 8.67	$ 14.38	$ 12.72
Maximum Offering Price	$ 9.17(a)	$ 15.22(a)	$ 13.22(b)

Class B: Net Assets	$ 23,810	$ 139,115	N/A
Shares Issued and Outstanding	2,751	9,764
Net Asset Value per share	$ 8.66(c)	$ 14.25(c)

Class C: Net Assets	$ 11,339	$ 106,430	$ 999
Shares Issued and Outstanding	1,308	7,543	79
Net Asset Value per share	$ 8.67(c)	$ 14.11(c)	$ 12.68(c)

Class J: Net Assets	$ 166,334	N/A	N/A
Shares Issued and Outstanding	19,360
Net Asset Value per share	$ 8.59(c)

Institutional: Net Assets	$ 736,705	$ 1,097,669	$ 72,681
Shares Issued and Outstanding	85,020	76,248	5,715
Net Asset Value per share	$ 8.67	$ 14.40	$ 12.72

R-1: Net Assets	$ 9,081	N/A	N/A
Shares Issued and Outstanding	1,053
Net Asset Value per share	$ 8.62

R-2: Net Assets	$ 20,324	N/A	N/A
Shares Issued and Outstanding	2,369
Net Asset Value per share	$ 8.58

R-3: Net Assets	$ 69,007	N/A	N/A
Shares Issued and Outstanding	7,990
Net Asset Value per share	$ 8.64

R-4: Net Assets	$ 50,972	N/A	N/A
Shares Issued and Outstanding	5,824
Net Asset Value per share	$ 8.75

R-5: Net Assets	$ 82,482	N/A	N/A
Shares Issued and Outstanding	9,518
Net Asset Value per share	$ 8.67

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

74

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

		Government &	High Quality
	Global Real Estate	High Quality Bond	Intermediate-Term
Amounts in thousands, except per share amounts	Securities Fund	Fund(a)	Bond Fund

Investment in securities--at cost	$ 8,310	$ 1,384,142	$ 61,163

Foreign currency--at cost	$ 98	$ –	$ –

Assets
Investment in securities--at value	$ 8,398	$ 1,414,185	$ 56,966
Foreign currency--at value	98	–	–
Cash	10	35	102
Receivables:
Dividends and interest	11	6,361	247
Expense reimbursement from Manager	10	57	14
Expense reimbursement from Underwriter	–	28	1
Foreign currency contracts	35	–	–
Fund shares sold	207	6,322	65
Investment securities sold	170	1,074	1,599
Variation margin on futures contracts	–	–	15
Other assets	–	19	–
Prepaid directors' expenses	2	–	2

Total Assets	8,941	1,428,081	59,011
Liabilities
Accrued management and investment advisory fees	6	590	15
Accrued administrative service fees	–	5	2
Accrued distribution fees	2	175	13
Accrued service fees	–	6	3
Accrued transfer agent fees	3	198	24
Accrued other expenses	31	84	20
Payables:
Dividends payable	–	4,965	–
Foreign currency contracts	45	–	–
Fund shares redeemed	371	642	45
Investment securities purchased	294	19,634	14,557

Total Liabilities	752	26,299	14,679

Net Assets Applicable to Outstanding Shares	$ 8,189	$ 1,401,782	$ 44,332

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 10,600	$ 1,471,641	$ 73,481
Accumulated undistributed (overdistributed) net investment income (loss)	(102)	(572)	1,764
Accumulated undistributed (overdistributed) net realized gain (loss)	(2,387)	(99,330)	(26,761)
Net unrealized appreciation (depreciation) of investments	88	30,043	(4,152)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(10)	–	–

Total Net Assets	$ 8,189	$ 1,401,782	$ 44,332

Capital Stock (par value: $.01 a share):
Shares authorized	300,000	855,000	305,000
Net Asset Value Per Share:
Class A: Net Assets	$ 5,635	$ 290,408	N/A
Shares Issued and Outstanding	995	26,663
Net Asset Value per share	$ 5.66	$ 10.89
Maximum Offering Price	$ 5.99(b)	$ 11.14(c)

Class B: Net Assets	N/A	$ 56,957	N/A
Shares Issued and Outstanding		5,232
Net Asset Value per share		$ 10.89(d)

Class C: Net Assets	$ 1,420	$ 26,914	N/A
Shares Issued and Outstanding	255	2,474
Net Asset Value per share	$ 5.58(d)	$ 10.88(d)

Class J: Net Assets	N/A	$ 94,354	$ 26,081
Shares Issued and Outstanding		8,653	3,124
Net Asset Value per share		$ 10.90(d)	$ 8.35(d)

Institutional: Net Assets	$ 1,134	$ 893,919	$ 309
Shares Issued and Outstanding	200	82,034	37
Net Asset Value per share	$ 5.67	$ 10.90	$ 8.42

R-1: Net Assets	N/A	$ 2,796	$ 1,619
Shares Issued and Outstanding		257	194
Net Asset Value per share		$ 10.90	$ 8.36

R-2: Net Assets	N/A	$ 8,843	$ 3,426
Shares Issued and Outstanding		811	414
Net Asset Value per share		$ 10.90	$ 8.28

R-3: Net Assets	N/A	$ 11,551	$ 5,878
Shares Issued and Outstanding		1,060	708
Net Asset Value per share		$ 10.90	$ 8.30

R-4: Net Assets	N/A	$ 4,235	$ 2,058
Shares Issued and Outstanding		389	248
Net Asset Value per share		$ 10.90	$ 8.30

R-5: Net Assets	N/A	$ 11,805	$ 4,961
Shares Issued and Outstanding		1,083	595
Net Asset Value per share		$ 10.90	$ 8.33

(a)	Effective September 30, 2009, Mortgage Securities Fund changed its name to Government & High Quality Bond Fund.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

75

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

Amounts in thousands, except per share amounts	High Yield Fund	High Yield Fund I	Income Fund

Investment in securities--at cost	$ 2,648,286	$ 970,622	$ 1,051,406

Investment in affiliated securities--at cost	$ 23,687	$ –	$ –

Foreign currency--at cost	$ 85	$ –	$ –

Assets
Investment in securities--at value	$ 2,715,654	$ 1,018,911	$ 1,070,237
Investment in affiliated securities--at value	22,585	–	–
Foreign currency--at value	85	–	–
Cash	5,579	771	10
Receivables:
Dividends and interest	52,442	22,619	15,367
Expense reimbursement from Manager	–	–	12
Fund shares sold	34,600	150	7,142
Investment securities sold	23,143	10,008	–
Prepaid transfer agent fees	–	14	–
Prepaid expenses	–	11	–

Total Assets	2,854,088	1,052,484	1,092,768
Liabilities
Accrued management and investment advisory fees	1,199	546	457
Accrued distribution fees	669	–	113
Accrued transfer agent fees	224	–	71
Accrued directors' expenses	13	–	–
Accrued other expenses	398	–	50
Payables:
Dividends payable	17,213	–	5,389
Fund shares redeemed	14,918	620	852
Investment securities purchased	64,001	36,242	4,000

Total Liabilities	98,635	37,408	10,932

Net Assets Applicable to Outstanding Shares	$ 2,755,453	$ 1,015,076	$ 1,081,836

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,745,593	$ 948,888	$ 1,093,375
Accumulated undistributed (overdistributed) net investment income (loss)	(3,913)	70,240	(6,544)
Accumulated undistributed (overdistributed) net realized gain (loss)	(52,487)	(52,341)	(23,825)
Net unrealized appreciation (depreciation) of investments	66,266	48,289	18,831
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(6)	–	(1)

Total Net Assets	$ 2,755,453	$ 1,015,076	$ 1,081,836

Capital Stock (par value: $.01 a share):
Shares authorized	650,000	150,000	700,000
Net Asset Value Per Share:
Class A: Net Assets	$ 1,543,091	N/A	$ 180,680
Shares Issued and Outstanding	202,678		19,513
Net Asset Value per share	$ 7.61		$ 9.26
Maximum Offering Price	$ 7.91(a)		$ 9.47(b)

Class B: Net Assets	$ 75,011	N/A	$ 53,887
Shares Issued and Outstanding	9,806		5,800
Net Asset Value per share	$ 7.65(c)		$ 9.29(c)

Class C: Net Assets	$ 336,498	N/A	$ 36,367
Shares Issued and Outstanding	43,944		3,912
Net Asset Value per share	$ 7.66(c)		$ 9.30(c)

Class J: Net Assets	N/A	N/A	$ 1,631
Shares Issued and Outstanding			176
Net Asset Value per share			$ 9.28(c)

Institutional: Net Assets	$ 800,853	$ 1,015,076	$ 809,271
Shares Issued and Outstanding	105,507	95,127	87,208
Net Asset Value per share	$ 7.59	$ 10.67	$ 9.28

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

76

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

		International
	Inflation Protection	Emerging Markets	International
Amounts in thousands, except per share amounts	Fund	Fund	Fund I

Investment in securities--at cost	$ 462,898	$ 1,065,653	$ 1,375,619

Foreign currency--at cost	$ –	$ 2,869	$ 4,847

Assets
Investment in securities--at value	$ 447,459(a)	$ 1,257,105	$ 1,516,910
Foreign currency--at value	–	2,865	4,821
Cash	39,606	487	9,826
Receivables:
Dividends and interest	2,153	2,667	3,352
Expense reimbursement from Manager	7	–	35
Expense reimbursement from Underwriter	–	8	–
Fund shares sold	555	1,024	168
Investment securities sold	–	19,823	4,232
Variation margin on futures contracts	162	–	–
Prepaid directors' expenses	1	–	–

Total Assets	489,943	1,283,979	1,539,344
Liabilities
Accrued management and investment advisory fees	155	1,333	1,446
Accrued administrative service fees	–	14	9
Accrued distribution fees	7	137	9
Accrued service fees	1	17	10
Accrued transfer agent fees	9	149	15
Accrued directors' expenses	–	1	4
Accrued other expenses	18	462	227
Payables:
Dividends payable	481	–	–
Fund shares redeemed	324	2,177	2,155
Investment securities purchased	–	17,036	3,302
Variation margin on futures contracts	–	–	1,262
Collateral obligation on securities loaned, at value	26,927	–	–

Total Liabilities	27,922	21,326	8,439

Net Assets Applicable to Outstanding Shares	$ 462,021	$ 1,262,653	$ 1,530,905

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 569,634	$ 1,479,714	$ 2,023,410
Accumulated undistributed (overdistributed) net investment income (loss)	333	8,794	18,451
Accumulated undistributed (overdistributed) net realized gain (loss)	(92,638)	(417,295)	(650,801)
Net unrealized appreciation (depreciation) of investments	(15,308)	191,452	139,816
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	(12)	29

Total Net Assets	$ 462,021	$ 1,262,653	$ 1,530,905

Capital Stock (par value: $.01 a share):
Shares authorized	680,000	455,000	330,000
Net Asset Value Per Share:
Class A: Net Assets	$ 11,568	$ 111,976	N/A
Shares Issued and Outstanding	1,518	5,402
Net Asset Value per share	$ 7.62	$ 20.73
Maximum Offering Price	$ 7.92(b)	$ 21.94(c)

Class B: Net Assets	N/A	$ 17,515	N/A
Shares Issued and Outstanding		875
Net Asset Value per share		$ 20.01(d)

Class C: Net Assets	$ 1,488	$ 10,583	N/A
Shares Issued and Outstanding	196	520
Net Asset Value per share	$ 7.58(d)	$ 20.36(d)

Class J: Net Assets	$ 6,443	$ 183,286	N/A
Shares Issued and Outstanding	858	9,143
Net Asset Value per share	$ 7.51(d)	$ 20.05(d)

Institutional: Net Assets	$ 439,388	$ 830,134	$ 1,464,299
Shares Issued and Outstanding	58,075	40,183	142,041
Net Asset Value per share	$ 7.57	$ 20.66	$ 10.31

R-1: Net Assets	$ 367	$ 7,457	$ 6,204
Shares Issued and Outstanding	49	364	607
Net Asset Value per share	$ 7.48	$ 20.51	$ 10.23

R-2: Net Assets	$ 732	$ 11,600	$ 11,435
Shares Issued and Outstanding	98	570	1,119
Net Asset Value per share	$ 7.48	$ 20.37	$ 10.22

R-3: Net Assets	$ 1,041	$ 31,084	$ 12,634
Shares Issued and Outstanding	139	1,519	1,235
Net Asset Value per share	$ 7.50	$ 20.46	$ 10.23

R-4: Net Assets	$ 359	$ 25,197	$ 13,714
Shares Issued and Outstanding	48	1,222	1,337
Net Asset Value per share	$ 7.52	$ 20.62	$ 10.26

R-5: Net Assets	$ 635	$ 33,821	$ 22,619
Shares Issued and Outstanding	84	1,636	2,201
Net Asset Value per share	$ 7.54	$ 20.67	$ 10.28

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

77

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	International	International Value	LargeCap Blend
Amounts in thousands, except per share amounts	Growth Fund	Fund I	Fund I

Investment in securities--at cost	$ 1,192,478	$ 787,669	$ 890,167

Foreign currency--at cost	$ 112	$ 1,548	$ –

Assets
Investment in securities--at value	$ 1,288,334	$ 952,522	$ 896,163
Foreign currency--at value	117	1,546	–
Cash	10	8,497	2,791
Receivables:
Dividends and interest	2,218	2,384	1,106
Expense reimbursement from Manager	–	25	7
Expense reimbursement from Underwriter	2	–	1
Fund shares sold	1,520	105	126
Investment securities sold	3,780	2,632	–
Other assets	–	–	2
Prepaid directors' expenses	–	1	2

Total Assets	1,295,981	967,712	900,198
Liabilities
Accrued management and investment advisory fees	1,101	926	345
Accrued administrative service fees	6	–	1
Accrued distribution fees	23	–	36
Accrued service fees	7	–	1
Accrued transfer agent fees	35	–	116
Accrued directors' expenses	1	–	–
Accrued other expenses	112	162	120
Payables:
Fund shares redeemed	2,218	666	1,359
Investment securities purchased	6,935	1,981	–
Variation margin on futures contracts	–	785	719

Total Liabilities	10,438	4,520	2,697

Net Assets Applicable to Outstanding Shares	$ 1,285,543	$ 963,192	$ 897,501

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,077,410	$ 774,337	$ 1,160,035
Accumulated undistributed (overdistributed) net investment income (loss)	18,655	13,745	9,836
Accumulated undistributed (overdistributed) net realized gain (loss)	(906,409)	11,188	(277,741)
Net unrealized appreciation (depreciation) of investments	95,856	163,876	5,371
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	31	46	–

Total Net Assets	$ 1,285,543	$ 963,192	$ 897,501

Capital Stock (par value: $.01 a share):
Shares authorized	590,000	100,000	555,000
Net Asset Value Per Share:
Class A: Net Assets	$ 4,792	N/A	$ 79,710
Shares Issued and Outstanding	616		11,807
Net Asset Value per share	$ 7.78		$ 6.75
Maximum Offering Price	$ 8.23(a)		$ 7.14(a)

Class B: Net Assets	N/A	N/A	$ 4,527
Shares Issued and Outstanding			687
Net Asset Value per share			$ 6.59(b)

Class C: Net Assets	$ 437	N/A	$ 748
Shares Issued and Outstanding	56		111
Net Asset Value per share	$ 7.79(b)		$ 6.73(b)

Class J: Net Assets	$ 38,201	N/A	$ 30,908
Shares Issued and Outstanding	5,039		4,612
Net Asset Value per share	$ 7.58(b)		$ 6.70(b)

Institutional: Net Assets	$ 1,196,275	$ 963,192	$ 773,554
Shares Issued and Outstanding	154,027	90,059	114,303
Net Asset Value per share	$ 7.77	$ 10.70	$ 6.77

R-1: Net Assets	$ 1,253	N/A	$ 980
Shares Issued and Outstanding	162		146
Net Asset Value per share	$ 7.74		$ 6.72

R-2: Net Assets	$ 6,273	N/A	$ 1,681
Shares Issued and Outstanding	830		248
Net Asset Value per share	$ 7.56		$ 6.78

R-3: Net Assets	$ 18,400	N/A	$ 675
Shares Issued and Outstanding	2,294		99
Net Asset Value per share	$ 8.02		$ 6.81

R-4: Net Assets	$ 6,253	N/A	$ 1,292
Shares Issued and Outstanding	814		190
Net Asset Value per share	$ 7.68		$ 6.80

R-5: Net Assets	$ 13,659	N/A	$ 3,426
Shares Issued and Outstanding	1,773		501
Net Asset Value per share	$ 7.70		$ 6.83

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

78

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	LargeCap Blend	LargeCap Growth	LargeCap Growth
Amounts in thousands, except per share amounts	Fund II	Fund	Fund I

Investment in securities--at cost	$ 689,203	$ 2,008,318	$ 1,444,989

Assets
Investment in securities--at value	$ 696,376	$ 2,247,896	$ 1,637,026
Cash	9,986	123	13,163
Receivables:
Dividends and interest	850	139	1,499
Expense reimbursement from Manager	13	–	25
Expense reimbursement from Underwriter	4	2	2
Fund shares sold	108	1,036	1,056
Investment securities sold	2,232	23,020	3,749
Other assets	–	12	1

Total Assets	709,569	2,272,228	1,656,521
Liabilities
Accrued management and investment advisory fees	461	1,252	1,044
Accrued administrative service fees	10	25	6
Accrued distribution fees	69	132	37
Accrued service fees	12	29	7
Accrued transfer agent fees	84	386	70
Accrued directors' expenses	2	3	3
Accrued other expenses	98	134	86
Payables:
Fund shares redeemed	2,048	5,662	725
Investment securities purchased	2,082	37,981	5,060
Variation margin on futures contracts	551	–	1,337

Total Liabilities	5,417	45,604	8,375

Net Assets Applicable to Outstanding Shares	$ 704,152	$ 2,226,624	$ 1,648,146

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 865,813	$ 2,653,158	$ 1,797,538
Accumulated undistributed (overdistributed) net investment income (loss)	6,528	–	1,064
Accumulated undistributed (overdistributed) net realized gain (loss)	(175,064)	(666,112)	(341,343)
Net unrealized appreciation (depreciation) of investments	6,875	239,578	190,887

Total Net Assets	$ 704,152	$ 2,226,624	$ 1,648,146

Capital Stock (par value: $.01 a share):
Shares authorized	490,000	1,120,000	640,000
Net Asset Value Per Share:
Class A: Net Assets	$ 37,739	$ 287,902	$ 39,354
Shares Issued and Outstanding	4,752	45,971	5,809
Net Asset Value per share	$ 7.94	$ 6.26	$ 6.77
Maximum Offering Price	$ 8.40(a)	$ 6.62(a)	$ 7.16(a)

Class B: Net Assets	$ 12,229	$ 22,560	$ 5,317
Shares Issued and Outstanding	1,563	3,743	819
Net Asset Value per share	$ 7.82(b)	$ 6.03(b)	$ 6.49(b)

Class C: Net Assets	$ 1,100	$ 9,067	$ 998
Shares Issued and Outstanding	140	1,480	148
Net Asset Value per share	$ 7.87(b)	$ 6.13(b)	$ 6.76(b)

Class J: Net Assets	$ 94,397	$ 39,852	$ 42,118
Shares Issued and Outstanding	12,219	6,662	6,584
Net Asset Value per share	$ 7.73(b)	$ 5.98(b)	$ 6.40(b)

Institutional: Net Assets	$ 479,632	$ 1,673,544	$ 1,514,796
Shares Issued and Outstanding	60,336	263,759	215,796
Net Asset Value per share	$ 7.95	$ 6.35	$ 7.02

R-1: Net Assets	$ 3,337	$ 10,130	$ 1,717
Shares Issued and Outstanding	422	1,642	255
Net Asset Value per share	$ 7.90	$ 6.17	$ 6.75

R-2: Net Assets	$ 15,413	$ 16,407	$ 9,273
Shares Issued and Outstanding	1,964	2,646	1,407
Net Asset Value per share	$ 7.85	$ 6.20	$ 6.59

R-3: Net Assets	$ 21,135	$ 56,773	$ 13,590
Shares Issued and Outstanding	2,682	8,713	1,990
Net Asset Value per share	$ 7.88	$ 6.52	$ 6.82

R-4: Net Assets	$ 13,463	$ 35,761	$ 4,213
Shares Issued and Outstanding	1,697	5,515	618
Net Asset Value per share	$ 7.93	$ 6.48	$ 6.82

R-5: Net Assets	$ 25,707	$ 74,628	$ 16,770
Shares Issued and Outstanding	3,246	11,644	2,426
Net Asset Value per share	$ 7.92	$ 6.41	$ 6.91

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

79

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	LargeCap Growth	LargeCap S&P 500	LargeCap Value
Amounts in thousands, except per share amounts	Fund II	Index Fund	Fund

Investment in securities--at cost	$ 1,379,821	$ 993,930	$ 798,231

Assets
Investment in securities--at value	$ 1,539,245	$ 912,080	$ 790,122
Cash	25,472	39	86
Receivables:
Dividends and interest	1,270	1,082	1,076
Expense reimbursement from Manager	25	16	2
Expense reimbursement from Underwriter	1	11	2
Foreign currency contracts	13	–	–
Fund shares sold	111	643	386
Investment securities sold	11,195	614	3,878
Other assets	–	–	28

Total Assets	1,577,332	914,485	795,580
Liabilities
Accrued management and investment advisory fees	1,268	120	309
Accrued administrative service fees	5	56	3
Accrued distribution fees	15	167	59
Accrued service fees	7	67	3
Accrued transfer agent fees	14	141	169
Accrued directors' expenses	2	4	–
Accrued other expenses	20	73	46
Payables:
Fund shares redeemed	1,863	2,209	702
Investment securities purchased	3,794	–	4,045
Variation margin on futures contracts	1,630	752	379

Total Liabilities	8,618	3,589	5,715

Net Assets Applicable to Outstanding Shares	$ 1,568,714	$ 910,896	$ 789,865

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,859,425	$ 1,031,797	$ 1,013,701
Accumulated undistributed (overdistributed) net investment income (loss)	3,884	10,990	11,732
Accumulated undistributed (overdistributed) net realized gain (loss)	(452,944)	(49,425)	(227,093)
Net unrealized appreciation (depreciation) of investments	158,336	(82,466)	(8,475)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	13	–	–

Total Net Assets	$ 1,568,714	$ 910,896	$ 789,865

Capital Stock (par value: $.01 a share):
Shares authorized	670,000	585,000	455,000
Net Asset Value Per Share:
Class A: Net Assets	$ 3,188	$ 55,393	$ 152,407
Shares Issued and Outstanding	479	7,579	19,446
Net Asset Value per share	$ 6.66	$ 7.31	$ 7.84
Maximum Offering Price	$ 7.05(a)	$ 7.42(b)	$ 8.30(a)

Class B: Net Assets	N/A	N/A	$ 7,575
Shares Issued and Outstanding			971
Net Asset Value per share			$ 7.80(c)

Class C: Net Assets	$ 531	$ 3,898	$ 1,300
Shares Issued and Outstanding	81	537	167
Net Asset Value per share	$ 6.51(c)	$ 7.25(c)	$ 7.76(c)

Class J: Net Assets	$ 23,413	$ 260,397	$ 37,302
Shares Issued and Outstanding	3,765	35,970	4,822
Net Asset Value per share	$ 6.22(c)	$ 7.24(c)	$ 7.74(c)

Institutional: Net Assets	$ 1,499,432	$ 136,579	$ 571,990
Shares Issued and Outstanding	219,616	18,680	72,908
Net Asset Value per share	$ 6.83	$ 7.31	$ 7.85

R-1: Net Assets	$ 1,472	$ 12,677	$ 1,420
Shares Issued and Outstanding	224	1,740	182
Net Asset Value per share	$ 6.58	$ 7.29	$ 7.79

R-2: Net Assets	$ 7,619	$ 47,447	$ 3,025
Shares Issued and Outstanding	1,195	6,494	388
Net Asset Value per share	$ 6.38	$ 7.31	$ 7.80

R-3: Net Assets	$ 9,327	$ 136,863	$ 5,783
Shares Issued and Outstanding	1,438	18,709	743
Net Asset Value per share	$ 6.49	$ 7.32	$ 7.78

R-4: Net Assets	$ 6,499	$ 83,855	$ 2,009
Shares Issued and Outstanding	980	11,428	258
Net Asset Value per share	$ 6.63	$ 7.34	$ 7.79

R-5: Net Assets	$ 17,233	$ 173,787	$ 7,054
Shares Issued and Outstanding	2,580	23,521	898
Net Asset Value per share	$ 6.68	$ 7.39	$ 7.85

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

80

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	LargeCap Value	LargeCap Value	MidCap Blend
Amounts in thousands, except per share amounts	Fund I	Fund III	Fund

Investment in securities--at cost	$ 1,216,538	$ 1,849,746	$ 1,135,220

Assets
Investment in securities--at value	$ 1,256,764	$ 1,920,703	$ 1,094,603
Cash	17,525	12,023	31
Receivables:
Dividends and interest	1,728	2,945	555
Expense reimbursement from Manager	16	54	–
Expense reimbursement from Underwriter	–	3	6
Fund shares sold	141	150	1,797
Investment securities sold	4,714	11,318	–
Other assets	–	–	6

Total Assets	1,280,888	1,947,196	1,096,998
Liabilities
Accrued management and investment advisory fees	881	1,307	437
Accrued administrative service fees	4	16	5
Accrued distribution fees	5	57	189
Accrued service fees	5	19	6
Accrued transfer agent fees	–	72	363
Accrued directors' expenses	4	5	1
Accrued other expenses	–	97	183
Payables:
Fund shares redeemed	470	12,491	603
Investment securities purchased	4,338	27,242	–
Variation margin on futures contracts	1,215	1,015	–

Total Liabilities	6,922	42,321	1,787

Net Assets Applicable to Outstanding Shares	$ 1,273,966	$ 1,904,875	$ 1,095,211

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,644,318	$ 2,579,150	$ 1,153,964
Accumulated undistributed (overdistributed) net investment income (loss)	13,882	24,972	(19)
Accumulated undistributed (overdistributed) net realized gain (loss)	(423,359)	(769,323)	(18,117)
Net unrealized appreciation (depreciation) of investments	39,125	70,076	(40,617)

Total Net Assets	$ 1,273,966	$ 1,904,875	$ 1,095,211

Capital Stock (par value: $.01 a share):
Shares authorized	380,000	650,000	490,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 30,568	$ 435,797
Shares Issued and Outstanding		3,511	41,718
Net Asset Value per share		$ 8.71	$ 10.45
Maximum Offering Price		$ 9.22(a)	$ 11.06(a)

Class B: Net Assets	N/A	$ 7,596	$ 42,993
Shares Issued and Outstanding		871	4,197
Net Asset Value per share		$ 8.72(b)	$ 10.24(b)

Class C: Net Assets	N/A	$ 866	$ 10,048
Shares Issued and Outstanding		100	987
Net Asset Value per share		$ 8.70(b)	$ 10.18(b)

Class J: Net Assets	N/A	$ 64,656	$ 143,192
Shares Issued and Outstanding		7,563	14,135
Net Asset Value per share		$ 8.55(b)	$ 10.13(b)

Institutional: Net Assets	$ 1,245,238	$ 1,688,856	$ 423,084
Shares Issued and Outstanding	136,558	194,781	40,050
Net Asset Value per share	$ 9.12	$ 8.67	$ 10.56

R-1: Net Assets	$ 4,784	$ 4,470	$ 1,879
Shares Issued and Outstanding	527	519	185
Net Asset Value per share	$ 9.08	$ 8.61	$ 10.17

R-2: Net Assets	$ 5,336	$ 19,786	$ 4,048
Shares Issued and Outstanding	590	2,307	397
Net Asset Value per share	$ 9.04	$ 8.58	$ 10.21

R-3: Net Assets	$ 5,509	$ 34,970	$ 11,000
Shares Issued and Outstanding	607	3,947	1,060
Net Asset Value per share	$ 9.07	$ 8.86	$ 10.38

R-4: Net Assets	$ 3,486	$ 20,289	$ 8,038
Shares Issued and Outstanding	384	2,351	759
Net Asset Value per share	$ 9.08	$ 8.63	$ 10.59

R-5: Net Assets	$ 9,613	$ 32,818	$ 15,132
Shares Issued and Outstanding	1,056	3,783	1,441
Net Asset Value per share	$ 9.10	$ 8.68	$ 10.50

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

81

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	MidCap Growth	MidCap Growth	MidCap S&P 400
Amounts in thousands, except per share amounts	Fund	Fund III	Index Fund

Investment in securities--at cost	$ 78,592	$ 1,021,087	$ 274,847

Assets
Investment in securities--at value	$ 85,245	$ 1,137,629	$ 246,148
Cash	10	17,431	655
Receivables:
Dividends and interest	5	166	114
Expense reimbursement from Manager	–	31	17
Expense reimbursement from Underwriter	1	1	1
Fund shares sold	21	147	293
Investment securities sold	2,065	2,870	4,572
Prepaid directors' expenses	1	–	1

Total Assets	87,348	1,158,275	251,801
Liabilities
Accrued management and investment advisory fees	50	1,006	33
Accrued administrative service fees	4	12	20
Accrued distribution fees	12	36	30
Accrued service fees	5	14	25
Accrued transfer agent fees	13	40	26
Accrued directors' expenses	–	3	–
Accrued other expenses	16	29	22
Payables:
Fund shares redeemed	561	2,536	166
Investment securities purchased	3,246	4,675	6,050
Variation margin on futures contracts	–	1,035	103

Total Liabilities	3,907	9,386	6,475

Net Assets Applicable to Outstanding Shares	$ 83,441	$ 1,148,889	$ 245,326

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 92,344	$ 1,479,295	$ 281,518
Accumulated undistributed (overdistributed) net investment income (loss)	–	–	1,546
Accumulated undistributed (overdistributed) net realized gain (loss)	(15,556)	(444,439)	(8,898)
Net unrealized appreciation (depreciation) of investments	6,653	114,033	(28,840)

Total Net Assets	$ 83,441	$ 1,148,889	$ 245,326

Capital Stock (par value: $.01 a share):
Shares authorized	305,000	560,000	305,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 26,926	N/A
Shares Issued and Outstanding		3,740
Net Asset Value per share		$ 7.20
Maximum Offering Price		$ 7.62(a)

Class B: Net Assets	N/A	$ 5,206	N/A
Shares Issued and Outstanding		747
Net Asset Value per share		$ 6.97(b)

Class C: Net Assets	N/A	$ 1,513	N/A
Shares Issued and Outstanding		214
Net Asset Value per share		$ 7.08(b)

Class J: Net Assets	$ 19,435	$ 24,700	$ 30,980
Shares Issued and Outstanding	3,797	3,580	3,046
Net Asset Value per share	$ 5.12(b)	$ 6.90(b)	$ 10.17(b)

Institutional: Net Assets	$ 34,450	$ 1,000,791	$ 50,551
Shares Issued and Outstanding	6,193	134,493	4,878
Net Asset Value per share	$ 5.56	$ 7.44	$ 10.36

R-1: Net Assets	$ 1,109	$ 4,498	$ 6,267
Shares Issued and Outstanding	209	633	608
Net Asset Value per share	$ 5.31	$ 7.11	$ 10.31

R-2: Net Assets	$ 2,390	$ 10,939	$ 18,523
Shares Issued and Outstanding	438	1,517	1,769
Net Asset Value per share	$ 5.46	$ 7.21	$ 10.47

R-3: Net Assets	$ 10,722	$ 31,998	$ 39,053
Shares Issued and Outstanding	1,926	4,297	3,722
Net Asset Value per share	$ 5.57	$ 7.45	$ 10.49

R-4: Net Assets	$ 6,889	$ 27,501	$ 25,880
Shares Issued and Outstanding	1,219	3,683	2,463
Net Asset Value per share	$ 5.65	$ 7.47	$ 10.51

R-5: Net Assets	$ 8,446	$ 14,817	$ 74,072
Shares Issued and Outstanding	1,477	1,955	7,018
Net Asset Value per share	$ 5.72	$ 7.58	$ 10.55

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

82

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	MidCap Value	MidCap Value	Money Market
Amounts in thousands, except per share amounts	Fund I	Fund III	Fund

Investment in securities--at cost	$ 1,084,550	$ 85,609	$ 2,358,705

Assets
Investment in securities--at value	$ 1,163,483	$ 85,921	$ 2,358,705
Cash	7,503	206	7
Receivables:
Dividends and interest	680	47	376
Expense reimbursement from Manager	71	2	543
Expense reimbursement from Underwriter	2	3	298
Fund shares sold	247	17	3,240
Investment securities sold	12,510	467	451
Other assets	–	–	27
Prepaid directors' expenses	7	1	–

Total Assets	1,184,503	86,664	2,363,647
Liabilities
Accrued management and investment advisory fees	1,027	50	775
Accrued administrative service fees	14	1	33
Accrued distribution fees	37	30	416
Accrued service fees	16	2	77
Accrued transfer agent fees	56	25	392
Accrued directors' expenses	–	–	22
Accrued other expenses	32	25	333
Payables:
Fund shares redeemed	1,768	102	11,537
Investment securities purchased	13,406	217	–
Variation margin on futures contracts	1,373	9	–

Total Liabilities	17,729	461	13,585

Net Assets Applicable to Outstanding Shares	$ 1,166,774	$ 86,203	$ 2,350,062

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,573,972	$ 117,212	$ 2,353,857
Accumulated undistributed (overdistributed) net investment income (loss)	6,450	834	–
Accumulated undistributed (overdistributed) net realized gain (loss)	(490,610)	(32,131)	(3,795)
Net unrealized appreciation (depreciation) of investments	76,962	288	–

Total Net Assets	$ 1,166,774	$ 86,203	$ 2,350,062

Capital Stock (par value: $.01 a share):
Shares authorized	580,000	305,000	17,575,000
Net Asset Value Per Share:
Class A: Net Assets	$ 5,996	N/A	$ 637,007
Shares Issued and Outstanding	621		637,968
Net Asset Value per share	$ 9.66		$ 1.00
Maximum Offering Price	$ 10.22(a)		$ 1.00

Class B: Net Assets	$ 1,063	N/A	$ 66,726
Shares Issued and Outstanding	111		66,797
Net Asset Value per share	$ 9.61(b)		$ 1.00(b)

Class C: Net Assets	$ 1,091	N/A	$ 30,747
Shares Issued and Outstanding	114		30,780
Net Asset Value per share	$ 9.61(b)		$ 1.00(b)

Class J: Net Assets	$ 46,250	$ 72,371	$ 346,703
Shares Issued and Outstanding	4,802	7,880	347,101
Net Asset Value per share	$ 9.63(b)	$ 9.18(b)	$ 1.00(b)

Class S: Net Assets	N/A	N/A	$ 760,076
Shares Issued and Outstanding			761,480
Net Asset Value per share			$ 1.00

Institutional: Net Assets	$ 1,010,989	$ 116	$ 231,887
Shares Issued and Outstanding	104,367	12	232,347
Net Asset Value per share	$ 9.69	$ 9.62	$ 1.00

R-1: Net Assets	$ 5,741	$ 435	$ 10,048
Shares Issued and Outstanding	602	47	10,057
Net Asset Value per share	$ 9.53	$ 9.26	$ 1.00

R-2: Net Assets	$ 15,242	$ 1,325	$ 24,008
Shares Issued and Outstanding	1,598	142	24,053
Net Asset Value per share	$ 9.54	$ 9.31	$ 1.00

R-3: Net Assets	$ 34,211	$ 1,244	$ 68,340
Shares Issued and Outstanding	3,561	134	68,446
Net Asset Value per share	$ 9.61	$ 9.28	$ 1.00

R-4: Net Assets	$ 19,074	$ 1,368	$ 26,260
Shares Issued and Outstanding	1,980	149	26,299
Net Asset Value per share	$ 9.63	$ 9.18	$ 1.00

R-5: Net Assets	$ 27,117	$ 9,344	$ 148,260
Shares Issued and Outstanding	2,808	1,010	148,529
Net Asset Value per share	$ 9.66	$ 9.25	$ 1.00

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

83

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

		Principal Capital
	Preferred	Appreciation	Principal LifeTime
Amounts in thousands, except per share amounts	Securities Fund	Fund(a)	2010 Fund

Investment in securities--at cost	$ 2,222,661	$ 630,769	$ –

Investment in affiliated securities--at cost	$ –	$ –	$ 1,963,999

Assets
Investment in securities--at value	$ 2,395,172	$ 881,603	$ –
Investment in affiliated securities--at value	–	–	1,641,664
Cash	516	56	–
Receivables:
Dividends and interest	20,443	791	1,271
Expense reimbursement from Manager	122	–	6
Expense reimbursement from Underwriter	1	–	8
Fund shares sold	19,210	561	570
Investment securities sold	3,554	1,755	–

Total Assets	2,439,018	884,766	1,643,519
Liabilities
Accrued management and investment advisory fees	1,477	439	43
Accrued administrative service fees	1	–	49
Accrued distribution fees	518	167	125
Accrued service fees	1	–	58
Accrued transfer agent fees	113	236	29
Accrued directors' expenses	5	1	8
Accrued other expenses	154	148	22
Payables:
Dividends payable	13,602	–	–
Fund shares redeemed	8,751	952	1,756
Investment securities purchased	2,321	931	–

Total Liabilities	26,943	2,874	2,090

Net Assets Applicable to Outstanding Shares	$ 2,412,075	$ 881,892	$ 1,641,429

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,445,272	$ 634,459	$ 2,026,691
Accumulated undistributed (overdistributed) net investment income (loss)	979	5,230	21,745
Accumulated undistributed (overdistributed) net realized gain (loss)	(206,687)	(8,631)	(84,672)
Net unrealized appreciation (depreciation) of investments	172,511	250,834	(322,335)

Total Net Assets	$ 2,412,075	$ 881,892	$ 1,641,429

Capital Stock (par value: $.01 a share):
Shares authorized	505,000	600,000	585,000
Net Asset Value Per Share:
Class A: Net Assets	$ 669,875	$ 375,874	$ 32,081
Shares Issued and Outstanding	75,476	11,549	3,241
Net Asset Value per share	$ 8.88	$ 32.55	$ 9.90
Maximum Offering Price	$ 9.23(b)	$ 34.44(c)	$ 10.48(c)

Class B: Net Assets	N/A	$ 80,421	N/A
Shares Issued and Outstanding		2,892
Net Asset Value per share		$ 27.81(d)

Class C: Net Assets	$ 432,896	$ 15,610	N/A
Shares Issued and Outstanding	48,789	558
Net Asset Value per share	$ 8.87(d)	$ 27.94(d)	$

Class J: Net Assets	$ 22,511	N/A	$ 190,177
Shares Issued and Outstanding	2,576		19,379
Net Asset Value per share	$ 8.74(d)		$ 9.81(d)

Institutional: Net Assets	$ 1,279,494	$ 409,987	$ 1,025,862
Shares Issued and Outstanding	144,733	12,451	103,997
Net Asset Value per share	$ 8.84	$ 32.93	$ 9.86

R-1: Net Assets	$ 1,272	N/A	$ 22,134
Shares Issued and Outstanding	144		2,266
Net Asset Value per share	$ 8.82		$ 9.77

R-2: Net Assets	$ 1,054	N/A	$ 41,310
Shares Issued and Outstanding	120		4,238
Net Asset Value per share	$ 8.79		$ 9.75

R-3: Net Assets	$ 1,657	N/A	$ 93,186
Shares Issued and Outstanding	188		9,545
Net Asset Value per share	$ 8.81		$ 9.76

R-4: Net Assets	$ 2,218	N/A	$ 70,260
Shares Issued and Outstanding	252		7,176
Net Asset Value per share	$ 8.80		$ 9.79

R-5: Net Assets	$ 1,098	N/A	$ 166,419
Shares Issued and Outstanding	125		16,957
Net Asset Value per share	$ 8.81		$ 9.81

(a)	Effective June 30, 2009, West Coast Equity Fund changed its name to Principal Capital Appreciation Fund.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

84

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2015 Fund	2020 Fund	2025 Fund

Investment in affiliated securities--at cost	$ 281,544	$ 4,856,895	$ 293,997

Assets
Investment in affiliated securities--at value	$ 314,172	$ 4,056,167	$ 327,329
Receivables:
Dividends and interest	79	2,002	62
Expense reimbursement from Manager	–	11	–
Expense reimbursement from Underwriter	–	20	–
Fund shares sold	373	611	302

Total Assets	314,624	4,058,811	327,693
Liabilities
Accrued management and investment advisory fees	8	105	8
Accrued administrative service fees	11	110	12
Accrued distribution fees	12	304	12
Accrued service fees	13	132	14
Accrued transfer agent fees	–	82	–
Accrued directors' expenses	–	23	–
Accrued other expenses	–	38	–
Payables:
Fund shares redeemed	68	7,370	99

Total Liabilities	112	8,164	145

Net Assets Applicable to Outstanding Shares	$ 314,512	$ 4,050,647	$ 327,548

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 280,478	$ 4,895,061	$ 293,428
Accumulated undistributed (overdistributed) net investment income (loss)	1,949	36,933	1,374
Accumulated undistributed (overdistributed) net realized gain (loss)	(543)	(80,619)	(586)
Net unrealized appreciation (depreciation) of investments	32,628	(800,728)	33,332

Total Net Assets	$ 314,512	$ 4,050,647	$ 327,548

Capital Stock (par value: $.01 a share):
Shares authorized	400,000	785,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 67,298	N/A
Shares Issued and Outstanding		6,672
Net Asset Value per share		$ 10.09
Maximum Offering Price		$ 10.68(a)

Class B: Net Assets	N/A	$ 8,049	N/A
Shares Issued and Outstanding		798
Net Asset Value per share		$ 10.08(b)

Class J: Net Assets	N/A	$ 465,050	N/A
Shares Issued and Outstanding		46,556
Net Asset Value per share		$ 9.99(b)

Institutional: Net Assets	$ 225,418	$ 2,628,327	$ 233,404
Shares Issued and Outstanding	26,594	261,733	28,449
Net Asset Value per share	$ 8.48	$ 10.04	$ 8.20

R-1: Net Assets	$ 8,570	$ 50,924	$ 8,486
Shares Issued and Outstanding	1,028	5,112	1,047
Net Asset Value per share	$ 8.34	$ 9.96	$ 8.10

R-2: Net Assets	$ 7,304	$ 94,161	$ 6,788
Shares Issued and Outstanding	874	9,485	837
Net Asset Value per share	$ 8.35	$ 9.93	$ 8.11

R-3: Net Assets	$ 21,602	$ 212,779	$ 23,811
Shares Issued and Outstanding	2,580	21,372	2,930
Net Asset Value per share	$ 8.37	$ 9.96	$ 8.13

R-4: Net Assets	$ 28,026	$ 167,470	$ 23,462
Shares Issued and Outstanding	3,337	16,788	2,876
Net Asset Value per share	$ 8.40	$ 9.98	$ 8.16

R-5: Net Assets	$ 23,592	$ 356,589	$ 31,597
Shares Issued and Outstanding	2,804	35,659	3,864
Net Asset Value per share	$ 8.41	$ 10.00	$ 8.18

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

85

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2030 Fund	2035 Fund	2040 Fund

Investment in affiliated securities--at cost	$ 4,317,875	$ 182,732	$ 2,437,388

Assets
Investment in affiliated securities--at value	$ 3,596,577	$ 204,899	$ 2,038,668
Receivables:
Dividends and interest	1,356	25	507
Expense reimbursement from Manager	13	–	13
Expense reimbursement from Underwriter	18	–	8
Fund shares sold	1,758	235	1,672
Prepaid directors' expenses	–	1	–

Total Assets	3,599,722	205,160	2,040,868
Liabilities
Accrued management and investment advisory fees	94	5	53
Accrued administrative service fees	99	8	54
Accrued distribution fees	269	8	135
Accrued service fees	119	9	64
Accrued transfer agent fees	88	–	63
Accrued directors' expenses	20	–	10
Accrued other expenses	47	–	34
Payables:
Fund shares redeemed	5,063	17	2,329

Total Liabilities	5,799	47	2,742

Net Assets Applicable to Outstanding Shares	$ 3,593,923	$ 205,113	$ 2,038,126

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 4,343,704	$ 182,804	$ 2,440,103
Accumulated undistributed (overdistributed) net investment income (loss)	20,241	415	5,799
Accumulated undistributed (overdistributed) net realized gain (loss)	(48,724)	(273)	(9,056)
Net unrealized appreciation (depreciation) of investments	(721,298)	22,167	(398,720)

Total Net Assets	$ 3,593,923	$ 205,113	$ 2,038,126

Capital Stock (par value: $.01 a share):
Shares authorized	885,000	400,000	575,000
Net Asset Value Per Share:
Class A: Net Assets	$ 49,349	N/A	$ 30,106
Shares Issued and Outstanding	5,035		3,101
Net Asset Value per share	$ 9.80		$ 9.71
Maximum Offering Price	$ 10.37(a)		$ 10.28(a)

Class B: Net Assets	$ 7,373	N/A	$ 5,463
Shares Issued and Outstanding	750		567
Net Asset Value per share	$ 9.83(b)		$ 9.64(b)

Class J: Net Assets	$ 410,442	N/A	$ 186,499
Shares Issued and Outstanding	42,105		19,114
Net Asset Value per share	$ 9.75(b)		$ 9.76(b)

Institutional: Net Assets	$ 2,333,820	$ 143,330	$ 1,387,751
Shares Issued and Outstanding	238,657	17,800	141,308
Net Asset Value per share	$ 9.78	$ 8.05	$ 9.82

R-1: Net Assets	$ 41,365	$ 6,405	$ 25,814
Shares Issued and Outstanding	4,264	804	2,653
Net Asset Value per share	$ 9.70	$ 7.96	$ 9.73

R-2: Net Assets	$ 88,072	$ 3,378	$ 46,331
Shares Issued and Outstanding	9,082	424	4,763
Net Asset Value per share	$ 9.70	$ 7.96	$ 9.73

R-3: Net Assets	$ 193,474	$ 19,038	$ 104,315
Shares Issued and Outstanding	19,874	2,382	10,725
Net Asset Value per share	$ 9.74	$ 7.99	$ 9.73

R-4: Net Assets	$ 153,804	$ 15,202	$ 86,178
Shares Issued and Outstanding	15,428	1,896	8,846
Net Asset Value per share	$ 9.97	$ 8.02	$ 9.74

R-5: Net Assets	$ 316,224	$ 17,760	$ 165,669
Shares Issued and Outstanding	32,378	2,210	16,927
Net Asset Value per share	$ 9.77	$ 8.04	$ 9.79

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

86

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2045 Fund	2050 Fund	2055 Fund

Investment in affiliated securities--at cost	$ 71,424	$ 1,008,061	$ 9,774

Assets
Investment in affiliated securities--at value	$ 81,440	$ 843,759	$ 10,953
Receivables:
Dividends and interest	5	137	1
Expense reimbursement from Manager	–	10	–
Expense reimbursement from Underwriter	–	1	–
Fund shares sold	186	682	125
Prepaid directors' expenses	2	–	2

Total Assets	81,633	844,589	11,081
Liabilities
Accrued management and investment advisory fees	2	22	3
Accrued administrative service fees	4	20	–
Accrued distribution fees	4	39	1
Accrued service fees	4	24	1
Accrued transfer agent fees	–	24	–
Accrued directors' expenses	–	2	–
Accrued other expenses	–	24	–
Payables:
Fund shares redeemed	–	376	–

Total Liabilities	14	531	5

Net Assets Applicable to Outstanding Shares	$ 81,619	$ 844,058	$ 11,076

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 71,636	$ 1,010,691	$ 9,961
Accumulated undistributed (overdistributed) net investment income (loss)	37	1,258	7
Accumulated undistributed (overdistributed) net realized gain (loss)	(70)	(3,589)	(71)
Net unrealized appreciation (depreciation) of investments	10,016	(164,302)	1,179

Total Net Assets	$ 81,619	$ 844,058	$ 11,076

Capital Stock (par value: $.01 a share):
Shares authorized	400,000	500,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 18,611	N/A
Shares Issued and Outstanding		1,984
Net Asset Value per share		$ 9.38
Maximum Offering Price		$ 9.93(a)

Class B: Net Assets	N/A	$ 1,762	N/A
Shares Issued and Outstanding		189
Net Asset Value per share		$ 9.30(b)

Class J: Net Assets	N/A	$ 37,434	N/A
Shares Issued and Outstanding		4,085
Net Asset Value per share		$ 9.17(b)

Institutional: Net Assets	$ 53,836	$ 629,384	$ 8,036
Shares Issued and Outstanding	6,769	67,375	1,014
Net Asset Value per share	$ 7.95	$ 9.34	$ 7.93

R-1: Net Assets	$ 2,675	$ 9,869	$ 382
Shares Issued and Outstanding	342	1,066	49
Net Asset Value per share	$ 7.82	$ 9.26	$ 7.80

R-2: Net Assets	$ 1,160	$ 20,114	$ 71
Shares Issued and Outstanding	148	2,173	9
Net Asset Value per share	$ 7.83	$ 9.26	$ 7.82

R-3: Net Assets	$ 11,557	$ 35,212	$ 906
Shares Issued and Outstanding	1,472	3,798	115
Net Asset Value per share	$ 7.85	$ 9.27	$ 7.85

R-4: Net Assets	$ 5,832	$ 33,076	$ 764
Shares Issued and Outstanding	740	3,557	97
Net Asset Value per share	$ 7.88	$ 9.30	$ 7.88

R-5: Net Assets	$ 6,559	$ 58,596	$ 917
Shares Issued and Outstanding	831	6,288	116
Net Asset Value per share	$ 7.90	$ 9.32	$ 7.89

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

87

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	Principal LifeTime
	Strategic Income	Real Estate	SAM Balanced
Amounts in thousands, except per share amounts	Fund	Securities Fund	Portfolio

Investment in securities--at cost	$ –	$ 1,343,336	$ –

Investment in affiliated securities--at cost	$ 635,541	$ –	$ 3,141,811

Assets
Investment in securities--at value	$ –	$ 1,432,117	$ –
Investment in affiliated securities--at value	559,567	–	3,016,761
Cash	–	10	–
Receivables:
Dividends and interest	637	685	5,442
Expense reimbursement from Manager	7	22	30
Expense reimbursement from Underwriter	2	4	9
Fund shares sold	113	733	3,580
Investment securities sold	–	19,310	–

Total Assets	560,326	1,452,881	3,025,822
Liabilities
Accrued management and investment advisory fees	14	1,034	899
Accrued administrative service fees	15	14	4
Accrued distribution fees	42	79	1,431
Accrued service fees	18	17	5
Accrued transfer agent fees	19	146	837
Accrued directors' expenses	1	1	20
Accrued other expenses	22	59	174
Payables:
Fund shares redeemed	1,202	1,586	6,935
Investment securities purchased	–	18,892	–

Total Liabilities	1,333	21,828	10,305

Net Assets Applicable to Outstanding Shares	$ 558,993	$ 1,431,053	$ 3,015,517

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 654,936	$ 1,943,002	$ 3,349,183
Accumulated undistributed (overdistributed) net investment income (loss)	9,770	1,299	6,393
Accumulated undistributed (overdistributed) net realized gain (loss)	(29,739)	(602,029)	(215,009)
Net unrealized appreciation (depreciation) of investments	(75,974)	88,781	(125,050)

Total Net Assets	$ 558,993	$ 1,431,053	$ 3,015,517

Capital Stock (par value: $.01 a share):
Shares authorized	500,000	730,000	1,255,000
Net Asset Value Per Share:
Class A: Net Assets	$ 21,341	$ 63,894	$ 1,550,550
Shares Issued and Outstanding	2,144	5,499	140,920
Net Asset Value per share	$ 9.95	$ 11.62	$ 11.00
Maximum Offering Price	$ 10.34(a)	$ 12.30(b)	$ 11.64(b)

Class B: Net Assets	$ 730	$ 11,502	$ 572,722
Shares Issued and Outstanding	74	997	52,206
Net Asset Value per share	$ 9.86(c)	$ 11.53(c)	$ 10.97(c)

Class C: Net Assets	N/A	$ 5,172	$ 575,405
Shares Issued and Outstanding		447	52,820
Net Asset Value per share	$ $	11.56(c)	$ 10.89(c)

Class J: Net Assets	$ 55,434	$ 96,382	$ 217,421
Shares Issued and Outstanding	5,631	8,467	20,214
Net Asset Value per share	$ 9.84(c)	$ 11.38(c)	$ 10.76(c)

Institutional: Net Assets	$ 365,053	$ 1,137,929	$ 65,662
Shares Issued and Outstanding	36,841	97,959	6,033
Net Asset Value per share	$ 9.91	$ 11.62	$ 10.88

R-1: Net Assets	$ 8,850	$ 4,205	$ 3,442
Shares Issued and Outstanding	898	365	317
Net Asset Value per share	$ 9.86	$ 11.52	$ 10.86

R-2: Net Assets	$ 19,416	$ 11,684	$ 907
Shares Issued and Outstanding	1,976	1,040	83
Net Asset Value per share	$ 9.83	$ 11.24	$ 10.86

R-3: Net Assets	$ 26,642	$ 32,669	$ 10,185
Shares Issued and Outstanding	2,715	2,860	937
Net Asset Value per share	$ 9.81	$ 11.42	$ 10.87

R-4: Net Assets	$ 23,304	$ 14,963	$ 5,895
Shares Issued and Outstanding	2,370	1,319	542
Net Asset Value per share	$ 9.83	$ 11.34	$ 10.88

R-5: Net Assets	$ 38,223	$ 52,653	$ 13,328
Shares Issued and Outstanding	3,864	4,637	1,225
Net Asset Value per share	$ 9.89	$ 11.36	$ 10.88

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

88

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands, except per share amounts	Balanced Portfolio	Growth Portfolio	Income Portfolio

Investment in affiliated securities--at cost	$ 675,478	$ 2,419,133	$ 768,337

Assets
Investment in affiliated securities--at value	$ 669,766	$ 2,220,566	$ 781,055
Receivables:
Dividends and interest	1,813	1,849	2,674
Expense reimbursement from Manager	15	12	6
Expense reimbursement from Underwriter	4	4	2
Fund shares sold	1,387	1,755	1,504

Total Assets	672,985	2,224,186	785,241
Liabilities
Accrued management and investment advisory fees	198	669	229
Accrued administrative service fees	1	3	–
Accrued distribution fees	317	1,104	374
Accrued service fees	2	4	1
Accrued transfer agent fees	153	748	165
Accrued directors' expenses	3	15	4
Accrued other expenses	49	153	62
Payables:
Fund shares redeemed	1,005	5,128	1,441

Total Liabilities	1,728	7,824	2,276

Net Assets Applicable to Outstanding Shares	$ 671,257	$ 2,216,362	$ 782,965

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 694,322	$ 2,573,732	$ 791,176
Accumulated undistributed (overdistributed) net investment income (loss)	1,910	15,884	2,994
Accumulated undistributed (overdistributed) net realized gain (loss)	(19,263)	(174,687)	(23,923)
Net unrealized appreciation (depreciation) of investments	(5,712)	(198,567)	12,718

Total Net Assets	$ 671,257	$ 2,216,362	$ 782,965

Capital Stock (par value: $.01 a share):
Shares authorized	855,000	1,255,000	955,000
Net Asset Value Per Share:
Class A: Net Assets	$ 274,740	$ 1,103,246	$ 390,778
Shares Issued and Outstanding	29,005	96,986	37,418
Net Asset Value per share	$ 9.47	$ 11.38	$ 10.44
Maximum Offering Price	$ 10.02(a)	$ 12.04(a)	$ 10.85(b)

Class B: Net Assets	$ 93,923	$ 414,345	$ 143,196
Shares Issued and Outstanding	9,935	37,959	13,727
Net Asset Value per share	$ 9.45(c)	$ 10.92(c)	$ 10.43(c)

Class C: Net Assets	$ 160,228	$ 509,044	$ 171,350
Shares Issued and Outstanding	17,041	47,140	16,533
Net Asset Value per share	$ 9.40(c)	$ 10.80(c)	$ 10.36(c)

Class J: Net Assets	$ 94,045	$ 108,969	$ 52,672
Shares Issued and Outstanding	10,017	9,795	5,071
Net Asset Value per share	$ 9.39(c)	$ 11.12(c)	$ 10.39(c)

Institutional: Net Assets	$ 36,114	$ 54,041	$ 18,965
Shares Issued and Outstanding	3,838	4,816	1,820
Net Asset Value per share	$ 9.41	$ 11.22	$ 10.42

R-1: Net Assets	$ 983	$ 2,213	$ 377
Shares Issued and Outstanding	105	200	36
Net Asset Value per share	$ 9.39	$ 11.09	$ 10.39

R-2: Net Assets	$ 1,167	$ 2,476	$ 332
Shares Issued and Outstanding	124	223	32
Net Asset Value per share	$ 9.42	$ 11.09	$ 10.41

R-3: Net Assets	$ 5,014	$ 7,308	$ 2,547
Shares Issued and Outstanding	533	656	245
Net Asset Value per share	$ 9.40	$ 11.15	$ 10.41

R-4: Net Assets	$ 3,438	$ 6,393	$ 1,065
Shares Issued and Outstanding	366	572	102
Net Asset Value per share	$ 9.40	$ 11.19	$ 10.41

R-5: Net Assets	$ 1,605	$ 8,327	$ 1,683
Shares Issued and Outstanding	171	745	162
Net Asset Value per share	$ 9.41	$ 11.17	$ 10.41

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

89

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	SAM Strategic	Short-Term Bond	Short-Term Income
Amounts in thousands, except per share amounts	Growth Portfolio	Fund	Fund

Investment in securities--at cost	$ –	$ 149,314	$ 453,030

Investment in affiliated securities--at cost	$ 1,583,708	$ –	$ –

Assets
Investment in securities--at value	$ –	$ 134,300	$ 459,024
Investment in affiliated securities--at value	1,407,659	–	–
Cash	–	89	132
Receivables:
Dividends and interest	484	1,064	4,106
Expense reimbursement from Manager	6	16	–
Expense reimbursement from Underwriter	4	2	–
Fund shares sold	764	419	15,178
Investment securities sold	–	1,902	–
Prepaid directors' expenses	–	1	1

Total Assets	1,408,917	137,793	478,441
Liabilities
Accrued management and investment advisory fees	425	46	177
Accrued administrative service fees	2	1	–
Accrued distribution fees	703	30	49
Accrued service fees	2	1	–
Accrued transfer agent fees	584	51	33
Accrued directors' expenses	8	–	–
Accrued other expenses	129	40	17
Payables:
Dividends payable	–	398	1,153
Fund shares redeemed	3,296	11,563	483
Investment securities purchased	–	–	7,158
Variation margin on futures contracts	–	–	216

Total Liabilities	5,149	12,130	9,286

Net Assets Applicable to Outstanding Shares	$ 1,403,768	$ 125,663	$ 469,155

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,699,445	$ 171,997	$ 469,607
Accumulated undistributed (overdistributed) net investment income (loss)	12,889	(369)	91
Accumulated undistributed (overdistributed) net realized gain (loss)	(132,517)	(30,951)	(6,218)
Net unrealized appreciation (depreciation) of investments	(176,049)	(15,014)	5,675

Total Net Assets	$ 1,403,768	$ 125,663	$ 469,155

Capital Stock (par value: $.01 a share):
Shares authorized	1,055,000	655,000	550,000
Net Asset Value Per Share:
Class A: Net Assets	$ 705,912	$ 58,642	$ 135,394
Shares Issued and Outstanding	58,138	6,746	11,436
Net Asset Value per share	$ 12.14	$ 8.69	$ 11.84
Maximum Offering Price	$ 12.85(a)	$ 8.89(b)	$ 12.11(b)

Class B: Net Assets	$ 272,702	N/A	N/A
Shares Issued and Outstanding	24,016
Net Asset Value per share	$ 11.35(c)

Class C: Net Assets	$ 304,256	$ 4,784	$ 42,128
Shares Issued and Outstanding	26,724	550	3,556
Net Asset Value per share	$ 11.39(c)	$ 8.70(c)	$ 11.85(c)

Class J: Net Assets	$ 82,014	$ 45,867	N/A
Shares Issued and Outstanding	6,902	5,266
Net Asset Value per share	$ 11.88(c)	$ 8.71(c)

Institutional: Net Assets	$ 27,844	$ 11,270	$ 291,633
Shares Issued and Outstanding	2,326	1,297	24,642
Net Asset Value per share	$ 11.97	$ 8.70	$ 11.84

R-1: Net Assets	$ 2,477	$ 765	N/A
Shares Issued and Outstanding	209	88
Net Asset Value per share	$ 11.84	$ 8.69

R-2: Net Assets	$ 508	$ 21	N/A
Shares Issued and Outstanding	43	2
Net Asset Value per share	$ 11.88	$ 8.73

R-3: Net Assets	$ 4,093	$ 2,830	N/A
Shares Issued and Outstanding	344	324
Net Asset Value per share	$ 11.89	$ 8.74

R-4: Net Assets	$ 2,638	$ 252	N/A
Shares Issued and Outstanding	221	29
Net Asset Value per share	$ 11.92	$ 8.68

R-5: Net Assets	$ 1,324	$ 1,232	N/A
Shares Issued and Outstanding	111	142
Net Asset Value per share	$ 11.92	$ 8.67

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

90

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	SmallCap Blend	SmallCap Growth	SmallCap Growth
Amounts in thousands, except per share amounts	Fund	Fund	Fund I

Investment in securities--at cost	$ 168,402	$ 209,019	$ 363,878

Assets
Investment in securities--at value	$ 180,612	$ 223,388	$ 395,152
Cash	185	106	3,509
Receivables:
Dividends and interest	106	34	31
Expense reimbursement from Manager	2	11	8
Expense reimbursement from Underwriter	3	1	1
Fund shares sold	10	150	93
Investment securities sold	274	706	6,428
Variation margin on futures contracts	5	3	66
Other assets	1	–	–
Prepaid directors' expenses	1	1	1

Total Assets	181,199	224,400	405,289
Liabilities
Accrued management and investment advisory fees	122	151	395
Accrued administrative service fees	1	1	2
Accrued distribution fees	53	19	7
Accrued service fees	1	1	3
Accrued transfer agent fees	116	78	3
Accrued other expenses	47	41	11
Payables:
Fund shares redeemed	98	171	380
Investment securities purchased	9	–	8,589
Variation margin on futures contracts	53	31	758

Total Liabilities	500	493	10,148

Net Assets Applicable to Outstanding Shares	$ 180,699	$ 223,907	$ 395,141

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 255,747	$ 318,760	$ 574,954
Accumulated undistributed (overdistributed) net investment income (loss)	194	–	–
Accumulated undistributed (overdistributed) net realized gain (loss)	(87,383)	(109,182)	(209,122)
Net unrealized appreciation (depreciation) of investments	12,141	14,329	29,309

Total Net Assets	$ 180,699	$ 223,907	$ 395,141

Capital Stock (par value: $.01 a share):
Shares authorized	455,000	705,000	290,000
Net Asset Value Per Share:
Class A: Net Assets	$ 61,823	$ 28,743	N/A
Shares Issued and Outstanding	5,905	4,978
Net Asset Value per share	$ 10.47	$ 5.77
Maximum Offering Price	$ 11.08(a)	$ 6.11(a)

Class B: Net Assets	$ 7,037	$ 2,337	N/A
Shares Issued and Outstanding	701	416
Net Asset Value per share	$ 10.04(b)	$ 5.62(b)

Class C: Net Assets	$ 940	$ 1,427	N/A
Shares Issued and Outstanding	92	251
Net Asset Value per share	$ 10.27(b)	$ 5.68(b)

Class J: Net Assets	$ 75,770	$ 21,738	$ 10,076
Shares Issued and Outstanding	7,522	3,995	1,607
Net Asset Value per share	$ 10.07(b)	$ 5.44(b)	$ 6.27(b)

Institutional: Net Assets	$ 28,365	$ 164,515	$ 367,233
Shares Issued and Outstanding	2,640	27,832	52,200
Net Asset Value per share	$ 10.74	$ 5.91	$ 7.03

R-1: Net Assets	$ 203	$ 563	$ 1,139
Shares Issued and Outstanding	19	100	170
Net Asset Value per share	$ 10.31	$ 5.64	$ 6.72

R-2: Net Assets	$ 1,091	$ 437	$ 2,280
Shares Issued and Outstanding	106	76	347
Net Asset Value per share	$ 10.30	$ 5.74	$ 6.56

R-3: Net Assets	$ 700	$ 2,182	$ 4,753
Shares Issued and Outstanding	67	375	711
Net Asset Value per share	$ 10.47	$ 5.83	$ 6.69

R-4: Net Assets	$ 1,914	$ 444	$ 3,536
Shares Issued and Outstanding	180	75	519
Net Asset Value per share	$ 10.65	$ 5.97	$ 6.82

R-5: Net Assets	$ 2,856	$ 1,521	$ 6,124
Shares Issued and Outstanding	265	252	886
Net Asset Value per share	$ 10.76	$ 6.03	$ 6.91

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

91

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	SmallCap Growth	SmallCap S&P 600	SmallCap Value
Amounts in thousands, except per share amounts	Fund II	Index Fund	Fund

Investment in securities--at cost	$ 317,682	$ 530,207	$ 420,911

Assets
Investment in securities--at value	$ 338,992	$ 429,017	$ 412,011
Cash	5,852	827	50
Receivables:
Dividends and interest	31	287	348
Expense reimbursement from Manager	21	11	8
Expense reimbursement from Underwriter	1	3	2
Fund shares sold	49	625	493
Investment securities sold	3,049	25	5,554
Variation margin on futures contracts	16	21	–
Prepaid directors' expenses	–	–	2

Total Assets	348,011	430,816	418,468
Liabilities
Accrued management and investment advisory fees	312	59	279
Accrued administrative service fees	5	20	7
Accrued distribution fees	16	44	29
Accrued service fees	6	25	8
Accrued transfer agent fees	36	47	51
Accrued other expenses	28	30	32
Payables:
Fund shares redeemed	3,695	247	162
Investment securities purchased	6,000	352	4,922
Variation margin on futures contracts	182	233	–

Total Liabilities	10,280	1,057	5,490

Net Assets Applicable to Outstanding Shares	$ 337,731	$ 429,759	$ 412,978

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 451,149	$ 567,066	$ 608,155
Accumulated undistributed (overdistributed) net investment income (loss)	–	2,529	2,728
Accumulated undistributed (overdistributed) net realized gain (loss)	(134,277)	(38,036)	(189,005)
Net unrealized appreciation (depreciation) of investments	20,859	(101,800)	(8,900)

Total Net Assets	$ 337,731	$ 429,759	$ 412,978

Capital Stock (par value: $.01 a share):
Shares authorized	440,000	305,000	830,000
Net Asset Value Per Share:
Class A: Net Assets	$ 11,609	N/A	$ 13,392
Shares Issued and Outstanding	2,001		1,154
Net Asset Value per share	$ 5.80		$ 11.61
Maximum Offering Price	$ 6.14(a)		$ 12.29(a)

Class B: Net Assets	$ 3,049	N/A	$ 2,676
Shares Issued and Outstanding	544		237
Net Asset Value per share	$ 5.60(b)		$ 11.31(b)

Class C: Net Assets	$ 759	N/A	$ 3,048
Shares Issued and Outstanding	133		266
Net Asset Value per share	$ 5.70(b)		$ 11.45(b)

Class J: Net Assets	$ 14,907	$ 64,977	$ 36,827
Shares Issued and Outstanding	2,820	5,885	3,280
Net Asset Value per share	$ 5.29(b)	$ 11.04(b)	$ 11.23(b)

Institutional: Net Assets	$ 271,187	$ 201,800	$ 304,482
Shares Issued and Outstanding	44,980	17,586	26,158
Net Asset Value per share	$ 6.03	$ 11.48	$ 11.64

R-1: Net Assets	$ 1,212	$ 5,360	$ 1,637
Shares Issued and Outstanding	211	472	143
Net Asset Value per share	$ 5.76	$ 11.37	$ 11.46

R-2: Net Assets	$ 6,173	$ 16,679	$ 5,538
Shares Issued and Outstanding	1,112	1,445	483
Net Asset Value per share	$ 5.55	$ 11.54	$ 11.48

R-3: Net Assets	$ 6,620	$ 41,150	$ 15,143
Shares Issued and Outstanding	1,159	3,537	1,305
Net Asset Value per share	$ 5.71	$ 11.63	$ 11.60

R-4: Net Assets	$ 5,824	$ 28,218	$ 6,368
Shares Issued and Outstanding	1,005	2,409	546
Net Asset Value per share	$ 5.80	$ 11.71	$ 11.67

R-5: Net Assets	$ 16,391	$ 71,575	$ 23,867
Shares Issued and Outstanding	2,786	6,093	2,034
Net Asset Value per share	$ 5.88	$ 11.75	$ 11.73

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

92

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	SmallCap Value	SmallCap Value	Ultra Short Bond
Amounts in thousands, except per share amounts	Fund I	Fund II	Fund

Investment in securities--at cost	$ 239,954	$ 401,255	$ 141,241

Assets
Investment in securities--at value	$ 226,202	$ 349,316	$ 138,657
Cash	1,649	2,798	12
Receivables:
Dividends and interest	191	141	445
Expense reimbursement from Manager	4	17	2
Fund shares sold	76	81	59
Investment securities sold	47	253	–
Variation margin on futures contracts	11	43	–
Prepaid directors' expenses	–	1	3

Total Assets	228,180	352,650	139,178
Liabilities
Accrued management and investment advisory fees	210	320	45
Accrued administrative service fees	5	3	1
Accrued distribution fees	4	7	–
Accrued service fees	6	4	1
Accrued transfer agent fees	–	3	10
Accrued other expenses	29	27	22
Payables:
Dividends payable	–	–	14
Fund shares redeemed	1,718	1,039	209
Investment securities purchased	76	647	–
Variation margin on futures contracts	129	489	–

Total Liabilities	2,177	2,539	302

Net Assets Applicable to Outstanding Shares	$ 226,003	$ 350,111	$ 138,876

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 370,527	$ 515,893	$ 203,195
Accumulated undistributed (overdistributed) net investment income (loss)	1,863	618	8
Accumulated undistributed (overdistributed) net realized gain (loss)	(132,217)	(113,179)	(61,743)
Net unrealized appreciation (depreciation) of investments	(14,170)	(53,221)	(2,584)

Total Net Assets	$ 226,003	$ 350,111	$ 138,876

Capital Stock (par value: $.01 a share):
Shares authorized	265,000	305,000	695,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	N/A	$ 1,619
Shares Issued and Outstanding			229
Net Asset Value per share			$ 7.06
Maximum Offering Price			$ 7.13(a)

Class C: Net Assets	N/A	N/A	$ 531
Shares Issued and Outstanding			75
Net Asset Value per share			$ 7.06(b)

Class J: Net Assets	N/A	$ 7,791	$ 16,554
Shares Issued and Outstanding		1,139	2,362
Net Asset Value per share		$ 6.84(b)	$ 7.01(b)

Institutional: Net Assets	$ 189,525	$ 319,448	$ 112,989
Shares Issued and Outstanding	17,520	46,475	16,005
Net Asset Value per share	$ 10.82	$ 6.87	$ 7.06

R-1: Net Assets	$ 1,852	$ 741	$ 10
Shares Issued and Outstanding	174	112	1
Net Asset Value per share	$ 10.66	$ 6.64	$ 7.01

R-2: Net Assets	$ 5,528	$ 2,226	$ 5,307
Shares Issued and Outstanding	524	335	757
Net Asset Value per share	$ 10.55	$ 6.65	$ 7.01

R-3: Net Assets	$ 8,191	$ 10,045	$ 1,199
Shares Issued and Outstanding	770	1,490	171
Net Asset Value per share	$ 10.63	$ 6.74	$ 7.03

R-4: Net Assets	$ 6,037	$ 2,456	$ 9
Shares Issued and Outstanding	562	362	1
Net Asset Value per share	$ 10.75	$ 6.78	$ 6.99

R-5: Net Assets	$ 14,870	$ 7,404	$ 658
Shares Issued and Outstanding	1,381	1,085	93
Net Asset Value per share	$ 10.76	$ 6.82	$ 7.05

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 1.00% of the offering price or 1.01% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

93

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

			Disciplined
	Bond & Mortgage	Core Plus Bond	LargeCap Blend
Amounts in thousands	Securities Fund	Fund I	Fund

Net Investment Income (Loss)
Income:
Dividends	$ 4,229	$ 633	$ 45,720
Interest	126,881	41,144	77
Securities lending - net	1,017	–	–

Total Income	132,127	41,777	45,797
Expenses:
Management and investment advisory fees	11,244	6,085	11,380
Distribution fees - Class A	282	N/A	479
Distribution fees - Class B	133	N/A	198
Distribution fees - Class C	28	N/A	18
Distribution fees - Class J	793	N/A	N/A
Distribution fees - R-1	27	2	4
Distribution fees - R-2	80	6	5
Distribution fees - R-3	107	18	16
Distribution fees - R-4	23	5	3
Administrative service fees - R-1	22	2	3
Administrative service fees - R-2	53	4	3
Administrative service fees - R-3	65	10	10
Administrative service fees - R-4	30	7	4
Administrative service fees - R-5	59	7	2
Registration fees - Class A	17	N/A	8
Registration fees - Class B	15	N/A	15
Registration fees - Class C	16	N/A	16
Registration fees - Class J	20	N/A	N/A
Registration fees - Institutional	20	20	20
Service fees - R-1	20	2	3
Service fees - R-2	66	5	4
Service fees - R-3	73	12	11
Service fees - R-4	35	8	5
Service fees - R-5	81	9	2
Shareholder reports - Class A	12	N/A	24
Shareholder reports - Class B	2	N/A	10
Shareholder reports - Class C	1	N/A	1
Shareholder reports - Class J	27	N/A	N/A
Shareholder reports - Institutional	–	11	–
Transfer agent fees - Class A	350	N/A	663
Transfer agent fees - Class B	68	N/A	143
Transfer agent fees - Class C	12	N/A	12
Transfer agent fees - Class J	293	N/A	N/A
Transfer agent fees - Institutional	3	54	2
Custodian fees	25	19	12
Directors' expenses	26	21	12
Professional fees	13	16	22
Other expenses	74	15	19

Total Gross Expenses	14,215	6,338	13,129
Less: Reimbursement from Manager - Class A	192	N/A	–
Less: Reimbursement from Manager - Class B	75	N/A	–
Less: Reimbursement from Manager - Class C	23	N/A	24
Less: Reimbursement from Manager - Institutional	2	–	–
Less: Reimbursement from Underwriter - Class J	88	N/A	N/A

Total Net Expenses	13,835	6,338	13,105

Net Investment Income (Loss)	118,292	35,439	32,692

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(133,138)	26,429	(399,208)
Foreign currency transactions	–	(1,296)	–
Futures contracts	3,872	(12,107)	1,227
Options and swaptions	–	533	–
Short sales	–	(2,480)	–
Swap agreements	2,324	(34)	–
Change in unrealized appreciation/depreciation of:
Investments	385,093	65,970	507,412
Futures contracts	936	10,666	(1,326)
Options and swaptions	–	1,492	–
Short sales	–	(741)	–
Swap agreements	(18,474)	1,648	–
Translation of assets and liabilities in foreign currencies	–	612	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	240,613	90,692	108,105

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 358,905	$ 126,131	$ 140,797

See accompanying notes.

94

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	Diversified		Global Diversified
Amounts in thousands	International Fund	Equity Income Fund	Income Fund(a)

Net Investment Income (Loss)
Income:
Dividends	$ 41,359	$ 73,169	$ 1,638
Withholding tax	(5,262)	–	(72)
Interest	13	1,421	2,641
Securities lending - net	34	5	–

Total Income	36,144	74,595	4,207
Expenses:
Management and investment advisory fees	11,206	9,669	427
Distribution fees - Class A	608	1,466	5
Distribution fees - Class B	236	1,426	N/A
Distribution fees - Class C	103	1,095	2
Distribution fees - Class J	651	N/A	N/A
Distribution fees - R-1	25	N/A	N/A
Distribution fees - R-2	55	N/A	N/A
Distribution fees - R-3	147	N/A	N/A
Distribution fees - R-4	43	N/A	N/A
Administrative service fees - R-1	20	N/A	N/A
Administrative service fees - R-2	37	N/A	N/A
Administrative service fees - R-3	88	N/A	N/A
Administrative service fees - R-4	56	N/A	N/A
Administrative service fees - R-5	74	N/A	N/A
Registration fees - Class A	22	2	25
Registration fees - Class B	15	15	N/A
Registration fees - Class C	16	14	25
Registration fees - Class J	20	N/A	N/A
Registration fees - Institutional	20	20	20
Service fees - R-1	18	N/A	N/A
Service fees - R-2	46	N/A	N/A
Service fees - R-3	100	N/A	N/A
Service fees - R-4	65	N/A	N/A
Service fees - R-5	101	N/A	N/A
Shareholder reports - Class A	62	57	1
Shareholder reports - Class B	10	52	N/A
Shareholder reports - Class C	3	26	–
Shareholder reports - Class J	24	N/A	N/A
Transfer agent fees - Class A	944	1,268	8
Transfer agent fees - Class B	160	538	N/A
Transfer agent fees - Class C	44	229	5
Transfer agent fees - Class J	305	N/A	N/A
Transfer agent fees - Institutional	3	4	1
Custodian fees	191	3	50
Directors' expenses	30	34	–
Professional fees	48	24	10
Other expenses	34	23	1

Total Gross Expenses	15,630	15,965	580
Less: Reimbursement from Manager - Class A	–	–	28
Less: Reimbursement from Manager - Class C	45	–	30
Less: Reimbursement from Manager - Institutional	2	–	31
Less: Reimbursement from Underwriter - Class J	72	N/A	N/A

Total Net Expenses	15,511	15,965	491

Net Investment Income (Loss)	20,633	58,630	3,716

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(470,503)	(401,243)	7,302
Foreign currency transactions	(400)	–	4
Change in unrealized appreciation/depreciation of:
Investments	692,308	453,674	8,854
Translation of assets and liabilities in foreign currencies	5	–	1

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	221,410	52,431	16,161

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 242,043	$ 111,061	$ 19,877

(a)	Period from December 15, 2008, date operations commenced, through October 31, 2009

See accompanying notes.

95

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

			High Quality
	Global Real Estate	Government & High	Intermediate-Term
Amounts in thousands	Securities Fund	Quality Bond Fund(a)	Bond Fund

Net Investment Income (Loss)
Income:
Dividends	$ 194	$ –	$ 117
Withholding tax	(12)	–	–
Interest	1	62,328	2,541
Securities lending - net	–	–	103

Total Income	183	62,328	2,761
Expenses:
Management and investment advisory fees	42	6,075	229
Distribution fees - Class A	7	478	N/A
Distribution fees - Class B	N/A	530	N/A
Distribution fees - Class C	9	174	N/A
Distribution fees - Class J	N/A	234	110
Distribution fees - R-1	N/A	5	5
Distribution fees - R-2	N/A	15	10
Distribution fees - R-3	N/A	15	17
Distribution fees - R-4	N/A	2	2
Administrative service fees - R-1	N/A	4	4
Administrative service fees - R-2	N/A	10	6
Administrative service fees - R-3	N/A	9	10
Administrative service fees - R-4	N/A	3	3
Administrative service fees - R-5	N/A	7	6
Registration fees - Class A	22	21	N/A
Registration fees - Class B	N/A	11	N/A
Registration fees - Class C	22	21	N/A
Registration fees - Class J	N/A	28	15
Registration fees - Institutional	20	20	20
Service fees - R-1	N/A	3	4
Service fees - R-2	N/A	12	8
Service fees - R-3	N/A	11	12
Service fees - R-4	N/A	4	3
Service fees - R-5	N/A	10	7
Shareholder reports - Class A	1	20	N/A
Shareholder reports - Class C	–	4	N/A
Shareholder reports - Class J	N/A	6	5
Shareholder reports - Institutional	–	–	9
Transfer agent fees - Class A	14	402	N/A
Transfer agent fees - Class B	N/A	129	N/A
Transfer agent fees - Class C	7	32	N/A
Transfer agent fees - Class J	N/A	142	69
Transfer agent fees - Institutional	1	1	53
Custodian fees	10	6	9
Directors' expenses	–	16	2
Professional fees	20	15	7
Other expenses	–	19	2

Total Gross Expenses	175	8,494	627
Less: Reimbursement from Manager - Class A	47	37	N/A
Less: Reimbursement from Manager - Class B	N/A	63	N/A
Less: Reimbursement from Manager - Class C	32	34	N/A
Less: Reimbursement from Manager - Class J	N/A	126	–
Less: Reimbursement from Manager - Institutional	26	–	82
Less: Reimbursement from Manager - R-1	N/A	1	–
Less: Reimbursement from Manager - R-2	N/A	5	–
Less: Reimbursement from Manager - R-3	N/A	6	–
Less: Reimbursement from Manager - R-4	N/A	2	–
Less: Reimbursement from Manager - R-5	N/A	7	–
Less: Reimbursement from Underwriter - Class A	–	154	N/A
Less: Reimbursement from Underwriter - Class J	N/A	26	13

Total Net Expenses	70	8,033	532

Net Investment Income (Loss)	113	54,295	2,229

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(1,818)	(135)	(21,397)
Foreign currency transactions	47	–	–
Futures contracts	–	–	(108)
Swap agreements	–	–	203
Change in unrealized appreciation/depreciation of:
Investments	2,559	63,789	18,964
Futures contracts	–	–	45
Swap agreements	–	–	169
Translation of assets and liabilities in foreign currencies	(62)	–	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	726	63,654	(2,124)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 839	$ 117,949	$ 105

(a)	Effective September 30, 2009, Mortgage Securities Fund changed its name to Government & High Quality Bond Fund.

See accompanying notes.

96

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

Amounts in thousands	High Yield Fund	High Yield Fund I	Income Fund

Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 1,837	$ –	$ –
Dividends	5,923	134	288
Withholding tax	(230)	–	–
Interest	204,363	86,661	65,853
Securities lending - net	1	2	2

Total Income	211,894	86,797	66,143
Expenses:
Management and investment advisory fees	10,752	5,072	4,718
Distribution fees - Class A	2,876	N/A	355
Distribution fees - Class B	589	N/A	511
Distribution fees - Class C	2,077	N/A	221
Registration fees - Class A	86	N/A	27
Registration fees - Class B	19	N/A	18
Registration fees - Class C	30	N/A	18
Registration fees - Class J	N/A	N/A	1
Registration fees - Institutional	20	20	20
Shareholder reports - Class A	466	N/A	25
Shareholder reports - Class B	15	N/A	11
Shareholder reports - Class C	50	N/A	5
Shareholder reports - Institutional	22	–	8
Transfer agent fees - Class A	1,516	N/A	195
Transfer agent fees - Class B	101	N/A	95
Transfer agent fees - Class C	249	N/A	33
Transfer agent fees - Class J	N/A	N/A	1
Transfer agent fees - Institutional	93	9	42
Custodian fees	13	9	2
Directors' expenses	69	9	11
Professional fees	19	5	16
Other expenses	48	17	16

Total Gross Expenses	19,110	5,141	6,349
Less: Reimbursement from Manager - Class A	–	N/A	39
Less: Reimbursement from Manager - Class B	–	N/A	53
Less: Reimbursement from Manager - Class C	–	N/A	24
Less: Reimbursement from Manager - Class J	N/A	N/A	3

Total Net Expenses	19,110	5,141	6,230

Net Investment Income (Loss)	192,784	81,656	59,913

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(53,964)	(21,316)	(15,368)
Foreign currency transactions	7,817	–	(1)
Swap agreements	11,027	–	–
Change in unrealized appreciation/depreciation of:
Investments	572,323	237,866	178,569
Investments in affiliated securities	2,463	–	–
Swap agreements	(9)	–	–
Translation of assets and liabilities in foreign currencies	(7,476)	–	(1)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	532,181	216,550	163,199

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 724,965	$ 298,206	$ 223,112

See accompanying notes.

97

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

		International
	Inflation Protection	Emerging Markets
Amounts in thousands	Fund	Fund	International Fund I

Net Investment Income (Loss)
Income:
Dividends	$ –	$ 28,971	$ 37,036
Withholding tax	–	(3,388)	(4,579)
Interest	7,392	23	62
Securities lending - net	422	4	13

Total Income	7,814	25,610	32,532
Expenses:
Management and investment advisory fees	1,590	11,016	12,881
Distribution fees - Class A	19	221	N/A
Distribution fees - Class B	N/A	136	N/A
Distribution fees - Class C	13	75	N/A
Distribution fees - Class J	30	612	N/A
Distribution fees - R-1	1	18	16
Distribution fees - R-2	2	26	27
Distribution fees - R-3	2	51	27
Distribution fees - R-4	1	17	12
Administrative service fees - R-1	1	14	13
Administrative service fees - R-2	1	17	18
Administrative service fees - R-3	1	31	16
Administrative service fees - R-4	1	21	15
Administrative service fees - R-5	1	25	20
Registration fees - Class A	17	22	N/A
Registration fees - Class B	N/A	15	N/A
Registration fees - Class C	15	17	N/A
Registration fees - Class J	16	34	N/A
Registration fees - Institutional	20	20	20
Service fees - R-1	1	12	11
Service fees - R-2	1	22	22
Service fees - R-3	2	35	18
Service fees - R-4	1	25	18
Service fees - R-5	1	33	27
Shareholder reports - Class A	2	33	N/A
Shareholder reports - Class B	N/A	7	N/A
Shareholder reports - Class C	–	4	N/A
Shareholder reports - Class J	1	19	N/A
Shareholder reports - Institutional	–	12	11
Transfer agent fees - Class A	23	371	N/A
Transfer agent fees - Class B	N/A	89	N/A
Transfer agent fees - Class C	9	37	N/A
Transfer agent fees - Class J	24	263	N/A
Transfer agent fees - Institutional	1	65	68
Custodian fees	4	561	369
Directors' expenses	11	17	25
Interest expense and fees	–	–	52
Professional fees	8	48	21
Other expenses	10	19	25

Total Gross Expenses	1,830	14,060	13,732
Less: Reimbursement from Manager	–	–	131
Less: Reimbursement from Manager - Class A	23	–	N/A
Less: Reimbursement from Manager - Class C	22	17	N/A
Less: Reimbursement from Manager - Class J	17	–	N/A
Less: Reimbursement from Manager - Institutional	–	–	55
Less: Reimbursement from Underwriter - Class J	3	68	N/A

Total Net Expenses	1,765	13,975	13,546

Net Investment Income (Loss)	6,049	11,635	18,986

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(76,188)	(223,632)	(307,606)
Foreign currency transactions	–	(2,793)	306
Futures contracts	(2,888)	–	8,381
Swap agreements	(5,031)	–	–
Change in unrealized appreciation/depreciation of:
Investments	94,186	627,133	560,274
Futures contracts	131	–	(3,234)
Swap agreements	12,410	–	–
Translation of assets and liabilities in foreign currencies	–	138	(74)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	22,620	400,846	258,047

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 28,669	$ 412,481	$ 277,033

See accompanying notes.

98

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	International	International Value	LargeCap Blend
Amounts in thousands	Growth Fund	Fund I	Fund I

Net Investment Income (Loss)
Income:
Dividends	$ 36,748	$ 25,931	$ 17,243
Withholding tax	(4,894)	(4,233)	–
Interest	21	22	47
Securities lending - net	4	–	–

Total Income	31,879	21,720	17,290
Expenses:
Management and investment advisory fees	11,995	7,123	3,286
Distribution fees - Class A	6	N/A	185
Distribution fees - Class B	N/A	N/A	48
Distribution fees - Class C	3	N/A	6
Distribution fees - Class J	154	N/A	129
Distribution fees - R-1	5	N/A	2
Distribution fees - R-2	17	N/A	5
Distribution fees - R-3	43	N/A	3
Distribution fees - R-4	7	N/A	2
Administrative service fees - R-1	4	N/A	2
Administrative service fees - R-2	12	N/A	3
Administrative service fees - R-3	26	N/A	2
Administrative service fees - R-4	9	N/A	2
Administrative service fees - R-5	13	N/A	3
Registration fees - Class A	19	N/A	17
Registration fees - Class B	N/A	N/A	16
Registration fees - Class C	18	N/A	15
Registration fees - Class J	15	N/A	15
Registration fees - Institutional	20	20	20
Service fees - R-1	4	N/A	2
Service fees - R-2	14	N/A	4
Service fees - R-3	29	N/A	2
Service fees - R-4	10	N/A	3
Service fees - R-5	19	N/A	3
Shareholder meeting expense - Class A	–	N/A	104
Shareholder meeting expense - Class B	N/A	N/A	8
Shareholder meeting expense - Class C	–	N/A	1
Shareholder reports - Class A	1	N/A	16
Shareholder reports - Class B	N/A	N/A	1
Shareholder reports - Class J	7	N/A	4
Shareholder reports - Institutional	11	–	–
Transfer agent fees - Class A	16	N/A	411
Transfer agent fees - Class B	N/A	N/A	47
Transfer agent fees - Class C	7	N/A	8
Transfer agent fees - Class J	84	N/A	59
Transfer agent fees - Institutional	70	2	2
Custodian fees	90	247	15
Directors' expenses	21	4	5
Professional fees	21	31	4
Other expenses	26	6	7

Total Gross Expenses	12,796	7,433	4,467
Less: Reimbursement from Manager	–	94	18
Less: Reimbursement from Manager - Class A	28	N/A	–
Less: Reimbursement from Manager - Class C	23	N/A	21
Less: Reimbursement from Manager - Institutional	–	73	–
Less: Reimbursement from Underwriter - Class J	17	N/A	14

Total Net Expenses	12,728	7,266	4,414

Net Investment Income (Loss)	19,151	14,454	12,876

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(555,007)	7,503	(161,327)
Foreign currency transactions	506	207	–
Futures contracts	(6,450)	4,934	119
Change in unrealized appreciation/depreciation of:
Investments	698,661	181,828	216,250
Futures contracts	1,195	(977)	1,436
Translation of assets and liabilities in foreign currencies	(177)	53	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	138,728	193,548	56,478

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 157,879	$ 208,002	$ 69,354

See accompanying notes.

99

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	LargeCap Blend	LargeCap Growth	LargeCap Growth
Amounts in thousands	Fund II	Fund	Fund I

Net Investment Income (Loss)
Income:
Dividends	$ 14,829	$ 17,723	$ 11,904
Interest	21	130	44

Total Income	14,850	17,853	11,948
Expenses:
Management and investment advisory fees	4,585	12,786	9,741
Distribution fees - Class A	85	701	79
Distribution fees - Class B	122	238	50
Distribution fees - Class C	9	89	6
Distribution fees - Class J	383	163	144
Distribution fees - R-1	10	31	4
Distribution fees - R-2	41	44	23
Distribution fees - R-3	49	124	30
Distribution fees - R-4	11	34	3
Administrative service fees - R-1	8	25	3
Administrative service fees - R-2	27	29	15
Administrative service fees - R-3	29	74	18
Administrative service fees - R-4	15	45	5
Administrative service fees - R-5	23	74	16
Registration fees - Class A	16	25	15
Registration fees - Class B	16	14	15
Registration fees - Class C	15	17	16
Registration fees - Class J	19	18	15
Registration fees - Institutional	20	20	20
Service fees - R-1	7	22	3
Service fees - R-2	34	36	19
Service fees - R-3	33	84	20
Service fees - R-4	17	52	5
Service fees - R-5	31	101	22
Shareholder meeting expense - Class A	55	–	71
Shareholder meeting expense - Class B	16	–	13
Shareholder meeting expense - Class C	2	–	1
Shareholder reports - Class A	6	108	9
Shareholder reports - Class B	2	–	1
Shareholder reports - Class C	–	3	–
Shareholder reports - Class J	11	7	7
Shareholder reports - Institutional	12	11	–
Transfer agent fees - Class A	150	1,414	208
Transfer agent fees - Class B	60	184	43
Transfer agent fees - Class C	9	28	8
Transfer agent fees - Class J	125	106	103
Transfer agent fees - Institutional	69	70	3
Custodian fees	18	6	8
Directors' expenses	26	30	29
Professional fees	6	23	9
Other expenses	15	37	23

Total Gross Expenses	6,187	16,873	10,823
Less: Reimbursement from Manager	42	–	85
Less: Reimbursement from Manager - Class A	–	177	–
Less: Reimbursement from Manager - Class B	–	40	–
Less: Reimbursement from Manager - Class C	21	4	23
Less: Reimbursement from Underwriter - Class J	43	18	16

Total Net Expenses	6,081	16,634	10,699

Net Investment Income (Loss)	8,769	1,219	1,249

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(127,440)	(576,058)	(251,193)
Futures contracts	4,684	–	10,134
Change in unrealized appreciation/depreciation of:
Investments	185,469	654,424	605,471
Futures contracts	(781)	–	(1,150)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	61,932	78,366	363,262

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 70,701	$ 79,585	$ 364,511

See accompanying notes.

100

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	LargeCap Growth	LargeCap S&P 500	LargeCap Value
Amounts in thousands	Fund II	Index Fund	Fund

Net Investment Income (Loss)
Income:
Dividends	$ 20,672	$ 19,075	$ 19,504
Withholding tax	(127)	–	–
Interest	61	39	29
Securities lending - net	2	–	–

Total Income	20,608	19,114	19,533
Expenses:
Management and investment advisory fees	12,829	1,166	2,952
Distribution fees - Class A	5	73	365
Distribution fees - Class B	N/A	N/A	78
Distribution fees - Class C	4	30	13
Distribution fees - Class J	88	1,040	156
Distribution fees - R-1	4	33	3
Distribution fees - R-2	20	119	7
Distribution fees - R-3	17	287	10
Distribution fees - R-4	6	70	2
Administrative service fees - R-1	3	26	3
Administrative service fees - R-2	13	80	5
Administrative service fees - R-3	10	173	6
Administrative service fees - R-4	8	91	2
Administrative service fees - R-5	18	156	4
Registration fees - Class A	15	17	16
Registration fees - Class B	N/A	N/A	15
Registration fees - Class C	16	16	15
Registration fees - Class J	15	20	16
Registration fees - Institutional	20	20	20
Service fees - R-1	3	23	3
Service fees - R-2	17	100	6
Service fees - R-3	11	196	7
Service fees - R-4	9	105	2
Service fees - R-5	24	213	6
Shareholder meeting expense - Class A	4	–	–
Shareholder meeting expense - Class C	2	–	–
Shareholder reports - Class A	1	8	22
Shareholder reports - Class B	N/A	N/A	2
Shareholder reports - Class C	–	1	1
Shareholder reports - Class J	3	34	6
Shareholder reports - Institutional	–	12	11
Transfer agent fees - Class A	13	207	558
Transfer agent fees - Class B	N/A	N/A	59
Transfer agent fees - Class C	8	14	10
Transfer agent fees - Class J	59	399	97
Transfer agent fees - Institutional	1	70	68
Custodian fees	12	20	11
Directors' expenses	24	33	12
Professional fees	9	6	5
Other expenses	23	27	9

Total Gross Expenses	13,314	4,885	4,583
Less: Reimbursement from Manager	73	–	–
Less: Reimbursement from Manager - Class A	23	–	–
Less: Reimbursement from Manager - Class C	23	27	23
Less: Reimbursement from Manager - Institutional	–	69	–
Less: Reimbursement from Underwriter - Class J	10	115	17

Total Net Expenses	13,185	4,674	4,543

Net Investment Income (Loss)	7,423	14,440	14,990

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(336,575)	(21,248)	(106,544)
Foreign currency transactions	(1,112)	–	–
Futures contracts	8,191	2,749	(1,335)
Change in unrealized appreciation/depreciation of:
Investments	522,653	82,612	119,914
Futures contracts	(2,870)	(1,378)	1,793
Translation of assets and liabilities in foreign currencies	(700)	–	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	189,587	62,735	13,828

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 197,010	$ 77,175	$ 28,818

See accompanying notes.

101

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	LargeCap Value	LargeCap Value
Amounts in thousands	Fund I	Fund III	MidCap Blend Fund

Net Investment Income (Loss)
Income:
Dividends	$ 26,293	$ 48,343	$ 7,315
Interest	42	95	71
Securities lending - net	–	–	1

Total Income	26,335	48,438	7,387
Expenses:
Management and investment advisory fees	7,943	13,316	3,827
Distribution fees - Class A	N/A	71	878
Distribution fees - Class B	N/A	81	315
Distribution fees - Class C	N/A	8	46
Distribution fees - Class J	N/A	268	564
Distribution fees - R-1	13	15	5
Distribution fees - R-2	14	59	9
Distribution fees - R-3	11	121	21
Distribution fees - R-4	3	20	6
Administrative service fees - R-1	10	12	4
Administrative service fees - R-2	10	39	6
Administrative service fees - R-3	7	73	13
Administrative service fees - R-4	3	27	8
Administrative service fees - R-5	7	43	13
Registration fees - Class A	N/A	15	22
Registration fees - Class B	N/A	16	18
Registration fees - Class C	N/A	16	18
Registration fees - Class J	N/A	17	17
Registration fees - Institutional	20	20	20
Service fees - R-1	9	11	3
Service fees - R-2	12	49	7
Service fees - R-3	8	83	15
Service fees - R-4	4	30	9
Service fees - R-5	9	59	18
Shareholder meeting expense - Class A	N/A	58	–
Shareholder meeting expense - Class B	N/A	18	–
Shareholder meeting expense - Class C	N/A	2	–
Shareholder reports - Class A	N/A	7	49
Shareholder reports - Class B	N/A	2	7
Shareholder reports - Class C	N/A	–	2
Shareholder reports - Class J	N/A	11	22
Shareholder reports - Institutional	–	–	1
Transfer agent fees - Class A	N/A	158	1,059
Transfer agent fees - Class B	N/A	57	171
Transfer agent fees - Class C	N/A	9	21
Transfer agent fees - Class J	N/A	122	268
Transfer agent fees - Institutional	3	6	2
Custodian fees	7	10	4
Directors' expenses	24	39	25
Professional fees	–	11	4
Other expenses	21	30	16

Total Gross Expenses	8,138	15,009	7,513
Less: Reimbursement from Manager	58	76	–
Less: Reimbursement from Manager - Class A	N/A	205	1
Less: Reimbursement from Manager - Class B	N/A	83	–
Less: Reimbursement from Manager - Class C	N/A	26	27
Less: Reimbursement from Manager - Institutional	–	–	3
Less: Reimbursement from Underwriter - Class J	N/A	30	63

Total Net Expenses	8,080	14,589	7,419

Net Investment Income (Loss)	18,255	33,849	(32)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(368,437)	(649,029)	(17,852)
Foreign currency transactions	–	–	(1)
Futures contracts	7,616	10,874	–
Change in unrealized appreciation/depreciation of:
Investments	453,606	692,959	93,250
Futures contracts	(1,101)	(4,184)	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	91,684	50,620	75,397

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 109,939	$ 84,469	$ 75,365

See accompanying notes.

102

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	MidCap Growth	MidCap Growth	MidCap S&P 400
Amounts in thousands	Fund	Fund III	Index Fund

Net Investment Income (Loss)
Income:
Dividends	$ 261	$ 7,177	$ 3,095
Interest	3	42	8

Total Income	264	7,219	3,103
Expenses:
Management and investment advisory fees	418	8,617	286
Distribution fees - Class A	N/A	56	N/A
Distribution fees - Class B	N/A	48	N/A
Distribution fees - Class C	N/A	10	N/A
Distribution fees - Class J	82	91	114
Distribution fees - R-1	3	10	17
Distribution fees - R-2	4	27	46
Distribution fees - R-3	14	69	78
Distribution fees - R-4	7	22	19
Administrative service fees - R-1	3	9	13
Administrative service fees - R-2	3	18	31
Administrative service fees - R-3	8	41	47
Administrative service fees - R-4	8	28	25
Administrative service fees - R-5	8	14	60
Registration fees - Class A	N/A	18	N/A
Registration fees - Class B	N/A	16	N/A
Registration fees - Class C	N/A	16	N/A
Registration fees - Class J	16	16	17
Registration fees - Institutional	20	20	20
Service fees - R-1	2	7	12
Service fees - R-2	3	23	39
Service fees - R-3	9	47	53
Service fees - R-4	10	33	29
Service fees - R-5	11	19	82
Shareholder reports - Class A	N/A	6	N/A
Shareholder reports - Class B	N/A	2	N/A
Shareholder reports - Class J	4	4	5
Shareholder reports - Institutional	–	–	11
Transfer agent fees - Class A	N/A	140	N/A
Transfer agent fees - Class B	N/A	39	N/A
Transfer agent fees - Class C	N/A	11	N/A
Transfer agent fees - Class J	55	61	69
Transfer agent fees - Institutional	4	2	68
Custodian fees	8	11	20
Directors' expenses	2	24	8
Professional fees	3	2	4
Other expenses	2	19	7

Total Gross Expenses	707	9,596	1,180
Less: Reimbursement from Manager	–	85	–
Less: Reimbursement from Manager - Class A	N/A	51	N/A
Less: Reimbursement from Manager - Class B	N/A	32	N/A
Less: Reimbursement from Manager - Class C	N/A	22	N/A
Less: Reimbursement from Manager - Institutional	17	–	90
Less: Reimbursement from Underwriter - Class J	9	10	12

Total Net Expenses	681	9,396	1,078

Net Investment Income (Loss)	(417)	(2,177)	2,025

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(12,315)	(177,958)	(4,275)
Futures contracts	–	9,366	68
Change in unrealized appreciation/depreciation of:
Investments	17,799	399,725	39,395
Futures contracts	–	(3,803)	(367)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	5,484	227,330	34,821

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 5,067	$ 225,153	$ 36,846

See accompanying notes.

103

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	MidCap Value Fund	MidCap Value Fund
Amounts in thousands	I	III	Money Market Fund

Net Investment Income (Loss)
Income:
Dividends	$ 18,010	$ 2,149	$ –
Interest	73	1	28,867

Total Income	18,083	2,150	28,867
Expenses:
Management and investment advisory fees	8,492	487	10,398
Distribution fees - Class A	7	N/A	N/A
Distribution fees - Class B	5	N/A	905
Distribution fees - Class C	5	N/A	430
Distribution fees - Class J	99	296	953
Distribution fees - Class S	N/A	N/A	3,150
Distribution fees - R-1	14	1	40
Distribution fees - R-2	29	3	80
Distribution fees - R-3	52	3	214
Distribution fees - R-4	13	1	34
Administrative service fees - R-1	11	1	32
Administrative service fees - R-2	20	2	54
Administrative service fees - R-3	31	2	128
Administrative service fees - R-4	17	2	44
Administrative service fees - R-5	18	5	182
Registration fees - Class A	17	N/A	65
Registration fees - Class B	20	N/A	22
Registration fees - Class C	26	N/A	33
Registration fees - Class J	19	15	79
Registration fees - Class S	N/A	N/A	53
Registration fees - Institutional	20	20	45
Service fees - Class S	N/A	N/A	500
Service fees - R-1	10	1	28
Service fees - R-2	24	3	67
Service fees - R-3	36	2	146
Service fees - R-4	20	2	51
Service fees - R-5	24	8	248
Shareholder reports - Class A	–	N/A	33
Shareholder reports - Class B	–	N/A	15
Shareholder reports - Class C	–	N/A	4
Shareholder reports - Class J	3	12	106
Shareholder reports - Class S	N/A	N/A	322
Shareholder reports - Institutional	25	–	–
Transfer agent fees - Class A	27	N/A	1,087
Transfer agent fees - Class B	9	N/A	137
Transfer agent fees - Class C	8	N/A	52
Transfer agent fees - Class J	79	121	756
Transfer agent fees - Class S	N/A	N/A	182
Transfer agent fees - Institutional	76	1	2
Custodian fees	36	11	8
Directors' expenses	18	3	116
Professional fees	–	3	84
Treasury Temporary Guarantee Program expense	–	–	1,003
Other expenses	12	2	95

Total Gross Expenses	9,322	1,007	21,983
Less: Reimbursement from Manager	77	–	–
Less: Reimbursement from Manager - Class A	42	N/A	264
Less: Reimbursement from Manager - Class B	28	N/A	513
Less: Reimbursement from Manager - Class C	33	N/A	64
Less: Reimbursement from Manager - Class J	37	–	872
Less: Reimbursement from Manager - Class S	N/A	N/A	343
Less: Reimbursement from Manager - Institutional	–	20	41
Less: Reimbursement from Manager - R-1	–	–	33
Less: Reimbursement from Manager - R-2	–	–	56
Less: Reimbursement from Manager - R-3	–	–	99
Less: Reimbursement from Manager - R-4	–	–	27
Less: Reimbursement from Manager - R-5	–	–	135
Less: Reimbursement from Underwriter - Class B	–	N/A	148
Less: Reimbursement from Underwriter - Class C	–	N/A	281
Less: Reimbursement from Underwriter - Class J	11	33	–
Less: Reimbursement from Underwriter - Class S	N/A	N/A	2,300
Less: Reimbursement from Underwriter - R-1	–	–	24
Less: Reimbursement from Underwriter - R-2	–	–	45
Less: Reimbursement from Underwriter - R-3	–	–	124
Less: Reimbursement from Underwriter - R-4	–	–	19

Total Net Expenses	9,094	954	16,595

Net Investment Income (Loss)	8,989	1,196	12,272

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(160,536)	(17,401)	(54)
Futures contracts	16,380	55	–
Change in unrealized appreciation/depreciation of:
Investments	308,247	24,968	–
Futures contracts	(1,971)	(60)	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	162,120	7,562	(54)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 171,109	$ 8,758	$ 12,218

See accompanying notes.

104

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	Preferred Securities	Principal Capital	Principal LifeTime
Amounts in thousands	Fund	Appreciation Fund(a)	2010 Fund(b)

Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ –	$ –	$ 46,047
Dividends	104,467	13,883	–
Interest	49,217	30	–

Total Income	153,684	13,913	46,047
Expenses:
Management and investment advisory fees	12,226	4,682	1,241
Distribution fees - Class A	996	864	67
Distribution fees - Class B	N/A	783	N/A
Distribution fees - Class C	2,498	118	22
Distribution fees - Class J	76	N/A	768
Distribution fees - R-1	3	N/A	66
Distribution fees - R-2	2	N/A	113
Distribution fees - R-3	4	N/A	199
Distribution fees - R-4	2	N/A	57
Administrative service fees - R-1	2	N/A	53
Administrative service fees - R-2	2	N/A	75
Administrative service fees - R-3	2	N/A	120
Administrative service fees - R-4	2	N/A	74
Administrative service fees - R-5	1	N/A	154
Registration fees - Class A	55	9	19
Registration fees - Class B	N/A	16	N/A
Registration fees - Class C	29	17	10
Registration fees - Class J	15	N/A	22
Registration fees - Institutional	20	20	20
Service fees - R-1	2	N/A	47
Service fees - R-2	2	N/A	94
Service fees - R-3	2	N/A	136
Service fees - R-4	3	N/A	86
Service fees - R-5	1	N/A	210
Shareholder reports - Class A	140	68	1
Shareholder reports - Class B	N/A	41	N/A
Shareholder reports - Class C	77	4	–
Shareholder reports - Class J	3	N/A	4
Shareholder reports - Institutional	5	–	–
Transfer agent fees - Class A	388	730	60
Transfer agent fees - Class B	N/A	364	N/A
Transfer agent fees - Class C	253	46	6
Transfer agent fees - Class J	45	N/A	100
Transfer agent fees - Institutional	70	1	5
Custodian fees	11	12	–
Directors' expenses	34	19	56
Professional fees	8	15	6
Other expenses	28	21	35

Total Gross Expenses	17,007	7,830	3,926
Less: Reimbursement from Manager - Class A	498	–	48
Less: Reimbursement from Manager - Class C	304	–	13
Less: Reimbursement from Underwriter - Class J	8	N/A	86

Total Net Expenses	16,197	7,830	3,779

Net Investment Income (Loss)	137,487	6,083	42,268

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(62,021)	13,895	–
Investment transactions in affiliated securities	–	–	(82,659)
Capital gain distribution received from affiliated securities	–	–	774
Change in unrealized appreciation/depreciation of:
Investments	611,107	72,730	–
Investments in affiliated securities	–	–	253,629

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	549,086	86,625	171,744

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 686,573	$ 92,708	$ 214,012

(a)	Effective June 30, 2009, West Coast Equity Fund changed its name to Principal Capital Appreciation Fund.

(b)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

105

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2015 Fund	2020 Fund(a)	2025 Fund

Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 3,587	$ 99,461	$ 3,215

Total Income	3,587	99,461	3,215
Expenses:
Management and investment advisory fees	153	2,847	155
Distribution fees - Class A	N/A	136	N/A
Distribution fees - Class B	N/A	72	N/A
Distribution fees - Class C	N/A	30	N/A
Distribution fees - Class J	N/A	1,796	N/A
Distribution fees - R-1	18	143	17
Distribution fees - R-2	13	248	12
Distribution fees - R-3	37	443	41
Distribution fees - R-4	17	130	15
Administrative service fees - R-1	14	114	14
Administrative service fees - R-2	8	166	8
Administrative service fees - R-3	22	266	25
Administrative service fees - R-4	23	169	19
Administrative service fees - R-5	18	317	24
Registration fees - Class A	N/A	23	N/A
Registration fees - Class B	N/A	17	N/A
Registration fees - Class C	N/A	9	N/A
Registration fees - Class J	N/A	31	N/A
Registration fees - Institutional	20	20	20
Service fees - R-1	13	102	13
Service fees - R-2	11	207	10
Service fees - R-3	25	302	28
Service fees - R-4	26	195	22
Service fees - R-5	24	432	33
Shareholder reports - Class A	N/A	3	N/A
Shareholder reports - Class B	N/A	1	N/A
Shareholder reports - Class J	N/A	15	N/A
Transfer agent fees - Class A	N/A	114	N/A
Transfer agent fees - Class B	N/A	20	N/A
Transfer agent fees - Class C	N/A	9	N/A
Transfer agent fees - Class J	N/A	302	N/A
Transfer agent fees - Institutional	1	10	1
Directors' expenses	8	134	8
Professional fees	3	9	3
Other expenses	4	85	4

Total Gross Expenses	458	8,917	472
Less: Reimbursement from Manager - Class A	N/A	73	N/A
Less: Reimbursement from Manager - Class B	N/A	29	N/A
Less: Reimbursement from Manager - Class C	N/A	14	N/A
Less: Reimbursement from Underwriter - Class J	N/A	200	N/A

Total Net Expenses	458	8,601	472

Net Investment Income (Loss)	3,129	90,860	2,743

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	(181)	(73,801)	(60)
Capital gain distribution received from affiliated securities	63	2,909	52
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	46,956	539,486	51,451

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	46,838	468,594	51,443

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 49,967	$ 559,454	$ 54,186

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

106

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2030 Fund(a)	2035 Fund	2040 Fund(a)

Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 76,791	$ 1,582	$ 36,772

Total Income	76,791	1,582	36,772
Expenses:
Management and investment advisory fees	2,470	93	1,348
Distribution fees - Class A	96	N/A	58
Distribution fees - Class B	62	N/A	47
Distribution fees - Class C	32	N/A	14
Distribution fees - Class J	1,540	N/A	695
Distribution fees - R-1	113	13	68
Distribution fees - R-2	220	6	110
Distribution fees - R-3	392	32	207
Distribution fees - R-4	120	10	63
Administrative service fees - R-1	90	10	54
Administrative service fees - R-2	147	4	74
Administrative service fees - R-3	235	19	124
Administrative service fees - R-4	156	13	83
Administrative service fees - R-5	274	13	136
Registration fees - Class A	21	N/A	21
Registration fees - Class B	17	N/A	16
Registration fees - Class C	9	N/A	10
Registration fees - Class J	33	N/A	21
Registration fees - Institutional	20	20	20
Service fees - R-1	81	9	48
Service fees - R-2	184	5	92
Service fees - R-3	267	22	141
Service fees - R-4	179	16	95
Service fees - R-5	373	17	186
Shareholder reports - Class A	3	N/A	3
Shareholder reports - Class B	1	N/A	1
Shareholder reports - Class J	20	N/A	13
Transfer agent fees - Class A	113	N/A	93
Transfer agent fees - Class B	23	N/A	21
Transfer agent fees - Class C	10	N/A	8
Transfer agent fees - Class J	350	N/A	231
Transfer agent fees - Institutional	3	1	1
Directors' expenses	117	5	65
Professional fees	8	3	5
Other expenses	74	2	41

Total Gross Expenses	7,853	313	4,213
Less: Reimbursement from Manager - Class A	91	N/A	89
Less: Reimbursement from Manager - Class B	33	N/A	32
Less: Reimbursement from Manager - Class C	16	N/A	16
Less: Reimbursement from Manager - Institutional	–	3	–
Less: Reimbursement from Underwriter - Class J	171	N/A	77

Total Net Expenses	7,542	310	3,999

Net Investment Income (Loss)	69,249	1,272	32,773

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	(44,172)	15	(7,933)
Capital gain distribution received from affiliated securities	1,626	24	1,006
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	476,944	32,545	261,794

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	434,398	32,584	254,867

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 503,647	$ 33,856	$ 287,640

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

107

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2045 Fund	2050 Fund(a)	2055 Fund

Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 520	$ 13,797	$ 51

Total Income	520	13,797	51
Expenses:
Management and investment advisory fees	35	549	4
Distribution fees - Class A	N/A	36	N/A
Distribution fees - Class B	N/A	15	N/A
Distribution fees - Class C	N/A	8	N/A
Distribution fees - Class J	N/A	138	N/A
Distribution fees - R-1	5	25	1
Distribution fees - R-2	2	47	–
Distribution fees - R-3	20	68	1
Distribution fees - R-4	4	24	–
Administrative service fees - R-1	4	20	–
Administrative service fees - R-2	1	32	–
Administrative service fees - R-3	12	41	1
Administrative service fees - R-4	5	31	–
Administrative service fees - R-5	5	46	1
Registration fees - Class A	N/A	18	N/A
Registration fees - Class B	N/A	15	N/A
Registration fees - Class C	N/A	10	N/A
Registration fees - Class J	N/A	17	N/A
Registration fees - Institutional	20	20	20
Service fees - R-1	3	18	1
Service fees - R-2	1	39	–
Service fees - R-3	14	46	1
Service fees - R-4	6	36	–
Service fees - R-5	6	63	1
Shareholder reports - Class A	N/A	2	N/A
Shareholder reports - Class B	N/A	1	N/A
Shareholder reports - Class J	N/A	4	N/A
Transfer agent fees - Class A	N/A	69	N/A
Transfer agent fees - Class B	N/A	11	N/A
Transfer agent fees - Class C	N/A	7	N/A
Transfer agent fees - Class J	N/A	68	N/A
Transfer agent fees - Institutional	1	1	1
Directors' expenses	1	27	–
Professional fees	2	5	3
Other expenses	1	16	–

Total Gross Expenses	148	1,573	35
Less: Reimbursement from Manager - Class A	N/A	72	N/A
Less: Reimbursement from Manager - Class B	N/A	26	N/A
Less: Reimbursement from Manager - Class C	N/A	15	N/A
Less: Reimbursement from Manager - Institutional	14	–	22
Less: Reimbursement from Manager - R-3	1	–	1
Less: Reimbursement from Manager - R-4	–	–	1
Less: Reimbursement from Manager - R-5	–	–	1
Less: Reimbursement from Underwriter - Class J	N/A	15	N/A

Total Net Expenses	133	1,445	10

Net Investment Income (Loss)	387	12,352	41

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	10	(2,686)	(39)
Capital gain distribution received from affiliated securities	9	350	1
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	12,910	107,789	1,648

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	12,929	105,453	1,610

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 13,316	$ 117,805	$ 1,651

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

108

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	Principal LifeTime
	Strategic Income	Real Estate	SAM Balanced
Amounts in thousands	Fund(a)	Securities Fund	Portfolio

Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 16,746	$ –	$ 105,910
Dividends	–	44,690	–
Interest	–	1,062	–

Total Income	16,746	45,752	105,910
Expenses:
Management and investment advisory fees	430	9,354	9,988
Distribution fees - Class A	45	130	3,700
Distribution fees - Class B	6	106	6,107
Distribution fees - Class C	17	36	5,533
Distribution fees - Class J	238	373	559
Distribution fees - R-1	24	11	7
Distribution fees - R-2	54	29	1
Distribution fees - R-3	62	65	16
Distribution fees - R-4	20	12	5
Administrative service fees - R-1	19	8	6
Administrative service fees - R-2	36	19	1
Administrative service fees - R-3	37	39	9
Administrative service fees - R-4	26	15	6
Administrative service fees - R-5	37	46	10
Registration fees - Class A	19	17	25
Registration fees - Class B	15	16	14
Registration fees - Class C	9	15	22
Registration fees - Class J	20	20	39
Registration fees - Institutional	20	20	20
Service fees - R-1	17	8	5
Service fees - R-2	45	24	1
Service fees - R-3	42	44	11
Service fees - R-4	30	17	7
Service fees - R-5	50	62	14
Shareholder reports - Class A	1	14	101
Shareholder reports - Class B	–	4	48
Shareholder reports - Class C	–	1	28
Shareholder reports - Class J	2	22	9
Shareholder reports - Institutional	–	14	–
Transfer agent fees - Class A	41	280	1,857
Transfer agent fees - Class B	8	84	955
Transfer agent fees - Class C	5	24	598
Transfer agent fees - Class J	44	216	350
Transfer agent fees - Institutional	1	80	2
Custodian fees	–	5	–
Directors' expenses	20	19	114
Professional fees	5	17	25
Other expenses	12	15	57

Total Gross Expenses	1,457	11,281	30,250
Less: Reimbursement from Manager - Class A	39	213	–
Less: Reimbursement from Manager - Class B	23	79	–
Less: Reimbursement from Manager - Class C	12	35	–
Less: Reimbursement from Manager - Class J	–	–	158
Less: Reimbursement from Manager - Institutional	–	–	9
Less: Reimbursement from Underwriter - Class J	26	42	62

Total Net Expenses	1,357	10,912	30,021

Net Investment Income (Loss)	15,389	34,840	75,889

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	–	(382,695)	–
Investment transactions in affiliated securities	(28,850)	–	(166,009)
Capital gain distribution received from affiliated securities	376	–	8,817
Change in unrealized appreciation/depreciation of:
Investments	–	426,891	–
Investments in affiliated securities	75,099	–	430,870

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	46,625	44,196	273,678

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 62,014	$ 79,036	$ 349,567

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

109

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands	Balanced Portfolio	Growth Portfolio	Income Portfolio

Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 25,899	$ 61,385	$ 35,613

Total Income	25,899	61,385	35,613
Expenses:
Management and investment advisory fees	2,064	7,428	2,476
Distribution fees - Class A	619	2,621	899
Distribution fees - Class B	966	4,386	1,518
Distribution fees - Class C	1,522	5,002	1,525
Distribution fees - Class J	252	305	109
Distribution fees - R-1	2	6	1
Distribution fees - R-2	3	5	–
Distribution fees - R-3	7	9	4
Distribution fees - R-4	2	4	1
Administrative service fees - R-1	2	4	1
Administrative service fees - R-2	2	4	–
Administrative service fees - R-3	4	6	3
Administrative service fees - R-4	3	6	1
Administrative service fees - R-5	1	6	1
Registration fees - Class A	30	20	51
Registration fees - Class B	20	14	15
Registration fees - Class C	24	14	20
Registration fees - Class J	29	31	21
Registration fees - Institutional	20	20	20
Service fees - R-1	1	4	–
Service fees - R-2	3	5	–
Service fees - R-3	4	6	3
Service fees - R-4	4	6	1
Service fees - R-5	2	9	2
Shareholder reports - Class A	13	79	25
Shareholder reports - Class B	7	37	12
Shareholder reports - Class C	7	37	8
Shareholder reports - Class J	4	5	2
Transfer agent fees - Class A	271	1,546	389
Transfer agent fees - Class B	141	793	212
Transfer agent fees - Class C	147	732	137
Transfer agent fees - Class J	150	179	80
Transfer agent fees - Institutional	1	1	1
Directors' expenses	25	85	30
Professional fees	10	21	11
Other expenses	7	38	17

Total Gross Expenses	6,369	23,474	7,596
Less: Reimbursement from Manager - Class J	74	84	56
Less: Reimbursement from Manager - Institutional	13	9	18
Less: Reimbursement from Underwriter - Class J	28	34	12

Total Net Expenses	6,254	23,347	7,510

Net Investment Income (Loss)	19,645	38,038	28,103

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	(11,312)	(155,527)	(11,977)
Capital gain distribution received from affiliated securities	1,200	9,826	734
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	79,319	320,936	97,758

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	69,207	175,235	86,515

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 88,852	$ 213,273	$ 114,618

See accompanying notes.

110

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	SAM Strategic	Short-Term Bond	Short-Term Income
Amounts in thousands	Growth Portfolio	Fund	Fund

Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 33,000	$ –	$ –
Interest	–	8,541	14,159
Securities lending - net	–	115	–

Total Income	33,000	8,656	14,159
Expenses:
Management and investment advisory fees	4,599	567	1,518
Distribution fees - Class A	1,626	83	100
Distribution fees - Class B	2,802	N/A	N/A
Distribution fees - Class C	2,924	29	173
Distribution fees - Class J	250	190	N/A
Distribution fees - R-1	6	2	N/A
Distribution fees - R-2	1	–	N/A
Distribution fees - R-3	6	7	N/A
Distribution fees - R-4	2	–	N/A
Administrative service fees - R-1	5	2	N/A
Administrative service fees - R-2	1	–	N/A
Administrative service fees - R-3	4	4	N/A
Administrative service fees - R-4	2	–	N/A
Administrative service fees - R-5	1	1	N/A
Registration fees - Class A	32	16	21
Registration fees - Class B	14	N/A	N/A
Registration fees - Class C	15	16	18
Registration fees - Class J	27	16	N/A
Registration fees - Institutional	20	20	20
Service fees - R-1	4	1	N/A
Service fees - R-2	1	–	N/A
Service fees - R-3	4	5	N/A
Service fees - R-4	3	–	N/A
Service fees - R-5	2	2	N/A
Shareholder reports - Class A	66	4	11
Shareholder reports - Class B	27	N/A	N/A
Shareholder reports - Class C	28	1	4
Shareholder reports - Class J	4	6	N/A
Shareholder reports - Institutional	–	9	9
Transfer agent fees - Class A	1,279	119	89
Transfer agent fees - Class B	621	N/A	N/A
Transfer agent fees - Class C	559	11	22
Transfer agent fees - Class J	141	84	N/A
Transfer agent fees - Institutional	1	56	56
Custodian fees	–	7	3
Directors' expenses	53	6	5
Professional fees	18	9	11
Other expenses	23	6	5

Total Gross Expenses	15,171	1,279	2,065
Less: Reimbursement from Manager - Class C	–	19	12
Less: Reimbursement from Manager - Class J	66	–	N/A
Less: Reimbursement from Manager - Institutional	15	80	–
Less: Reimbursement from Underwriter - Class J	28	21	N/A

Total Net Expenses	15,062	1,159	2,053

Net Investment Income (Loss)	17,938	7,497	12,106

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	–	(18,130)	776
Investment transactions in affiliated securities	(114,602)	–	–
Futures contracts	–	(232)	(1,763)
Capital gain distribution received from affiliated securities	6,878	–	–
Change in unrealized appreciation/depreciation of:
Investments	–	20,014	19,928
Investments in affiliated securities	211,875	–	–
Futures contracts	–	–	(45)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	104,151	1,652	18,896

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 122,089	$ 9,149	$ 31,002

See accompanying notes.

111

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	SmallCap Blend	SmallCap Growth	SmallCap Growth
Amounts in thousands	Fund	Fund	Fund I

Net Investment Income (Loss)
Income:
Dividends	$ 2,724	$ 1,354	$ 1,006
Interest	11	12	15
Securities lending - net	1	2	–

Total Income	2,736	1,368	1,021
Expenses:
Management and investment advisory fees	1,255	1,554	2,675
Distribution fees - Class A	143	65	N/A
Distribution fees - Class B	76	23	N/A
Distribution fees - Class C	7	11	N/A
Distribution fees - Class J	251	89	34
Distribution fees - R-1	1	2	2
Distribution fees - R-2	3	1	5
Distribution fees - R-3	2	5	8
Distribution fees - R-4	1	2	2
Administrative service fees - R-1	1	1	2
Administrative service fees - R-2	2	1	3
Administrative service fees - R-3	1	3	5
Administrative service fees - R-4	2	2	3
Administrative service fees - R-5	2	3	6
Registration fees - Class A	16	11	N/A
Registration fees - Class B	13	15	N/A
Registration fees - Class C	15	16	N/A
Registration fees - Class J	16	15	16
Registration fees - Institutional	20	20	20
Service fees - R-1	1	1	2
Service fees - R-2	3	1	4
Service fees - R-3	1	3	5
Service fees - R-4	2	3	4
Service fees - R-5	3	4	8
Shareholder reports - Class A	13	–	N/A
Shareholder reports - Class B	2	1	N/A
Shareholder reports - Class J	14	5	2
Shareholder reports - Institutional	–	10	–
Transfer agent fees - Class A	332	201	N/A
Transfer agent fees - Class B	61	30	N/A
Transfer agent fees - Class C	9	11	N/A
Transfer agent fees - Class J	137	59	35
Transfer agent fees - Institutional	–	58	3
Custodian fees	13	8	27
Directors' expenses	7	3	1
Professional fees	4	12	–
Other expenses	4	2	3

Total Gross Expenses	2,433	2,251	2,875
Less: Reimbursement from Manager	–	–	29
Less: Reimbursement from Manager - Class B	–	27	N/A
Less: Reimbursement from Manager - Class C	21	22	N/A
Less: Reimbursement from Manager - Institutional	14	41	–
Less: Reimbursement from Underwriter - Class J	24	10	4

Total Net Expenses	2,374	2,151	2,842

Net Investment Income (Loss)	362	(783)	(1,821)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(69,145)	(86,478)	(4,326)
Futures contracts	183	(474)	5,299
Change in unrealized appreciation/depreciation of:
Investments	69,244	102,240	51,624
Futures contracts	57	(40)	(1,965)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	339	15,248	50,632

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 701	$ 14,465	$ 48,811

See accompanying notes.

112

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	SmallCap Growth	SmallCap S&P 600	SmallCap Value
Amounts in thousands	Fund II	Index Fund	Fund

Net Investment Income (Loss)
Income:
Dividends	$ 1,141	$ 4,903	$ 7,323
Interest	16	16	21
Securities lending - net	7	3	3

Total Income	1,164	4,922	7,347
Expenses:
Management and investment advisory fees	3,215	537	2,869
Distribution fees - Class A	25	N/A	32
Distribution fees - Class B	31	N/A	24
Distribution fees - Class C	5	N/A	33
Distribution fees - Class J	62	254	164
Distribution fees - R-1	4	14	5
Distribution fees - R-2	17	44	15
Distribution fees - R-3	18	89	28
Distribution fees - R-4	5	23	6
Administrative service fees - R-1	3	12	4
Administrative service fees - R-2	12	29	10
Administrative service fees - R-3	10	53	17
Administrative service fees - R-4	7	30	8
Administrative service fees - R-5	20	63	23
Registration fees - Class A	17	N/A	16
Registration fees - Class B	15	N/A	15
Registration fees - Class C	16	N/A	16
Registration fees - Class J	16	19	16
Registration fees - Institutional	20	20	20
Service fees - R-1	3	11	4
Service fees - R-2	14	37	13
Service fees - R-3	12	60	19
Service fees - R-4	8	34	9
Service fees - R-5	27	86	32
Shareholder reports - Class A	3	N/A	4
Shareholder reports - Class B	1	N/A	2
Shareholder reports - Class C	–	N/A	1
Shareholder reports - Class J	5	12	7
Shareholder reports - Institutional	–	11	8
Transfer agent fees - Class A	81	N/A	70
Transfer agent fees - Class B	31	N/A	23
Transfer agent fees - Class C	8	N/A	18
Transfer agent fees - Class J	51	174	89
Transfer agent fees - Institutional	1	68	47
Custodian fees	15	28	6
Directors' expenses	14	9	5
Professional fees	7	3	13
Other expenses	9	10	5

Total Gross Expenses	3,808	1,730	3,696
Less: Reimbursement from Manager	24	–	–
Less: Reimbursement from Manager - Class A	82	N/A	46
Less: Reimbursement from Manager - Class B	42	N/A	27
Less: Reimbursement from Manager - Class C	23	N/A	26
Less: Reimbursement from Manager - Class J	46	–	–
Less: Reimbursement from Manager - Institutional	–	56	–
Less: Reimbursement from Underwriter - Class J	7	28	18

Total Net Expenses	3,584	1,646	3,579

Net Investment Income (Loss)	(2,420)	3,276	3,768

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(97,473)	(31,186)	(123,417)
Futures contracts	413	(1,031)	–
Change in unrealized appreciation/depreciation of:
Investments	121,130	46,367	95,006
Futures contracts	(930)	(125)	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	23,140	14,025	(28,411)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 20,720	$ 17,301	$ (24,643)

See accompanying notes.

113

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	SmallCap Value	SmallCap Value	Ultra Short Bond
Amounts in thousands	Fund I	Fund II	Fund

Net Investment Income (Loss)
Income:
Dividends	$ 5,665	$ 3,054	$ –
Interest	19	11	4,293
Securities lending - net	–	–	1

Total Income	5,684	3,065	4,294
Expenses:
Management and investment advisory fees	2,725	2,105	566
Distribution fees - Class A	N/A	N/A	1
Distribution fees - Class C	N/A	N/A	1
Distribution fees - Class J	N/A	17	16
Distribution fees - R-1	5	1	–
Distribution fees - R-2	16	4	3
Distribution fees - R-3	21	18	1
Distribution fees - R-4	6	2	–
Administrative service fees - R-1	4	1	–
Administrative service fees - R-2	11	3	11
Administrative service fees - R-3	13	10	3
Administrative service fees - R-4	7	3	–
Administrative service fees - R-5	15	5	1
Registration fees - Class A	N/A	N/A	15
Registration fees - Class C	N/A	N/A	16
Registration fees - Class J	N/A	22	15
Registration fees - Institutional	20	20	20
Service fees - R-1	4	1	–
Service fees - R-2	13	3	14
Service fees - R-3	15	12	3
Service fees - R-4	8	3	–
Service fees - R-5	21	7	1
Shareholder reports - Class J	N/A	1	4
Transfer agent fees - Class A	N/A	N/A	13
Transfer agent fees - Class C	N/A	N/A	7
Transfer agent fees - Class J	N/A	20	40
Transfer agent fees - Institutional	1	1	1
Custodian fees	31	46	7
Directors' expenses	9	7	1
Interest expense and fees	15	–	–
Professional fees	4	–	6
Other expenses	5	6	1

Total Gross Expenses	2,969	2,318	767
Less: Reimbursement from Manager	20	25	–
Less: Reimbursement from Manager - Class A	N/A	N/A	11
Less: Reimbursement from Manager - Class C	N/A	N/A	16
Less: Reimbursement from Manager - Class J	N/A	22	–
Less: Reimbursement from Manager - Institutional	–	5	–
Less: Reimbursement from Underwriter - Class J	N/A	2	2

Total Net Expenses	2,949	2,264	738

Net Investment Income (Loss)	2,735	801	3,556

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(99,224)	(64,845)	(57,440)
Futures contracts	55	3,019	(617)
Change in unrealized appreciation/depreciation of:
Investments	96,988	87,004	43,876
Futures contracts	1,988	(1,282)	171

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	(193)	23,896	(14,010)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,542	$ 24,697	$ (10,454)

See accompanying notes.

114

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Bond & Mortgage Securities Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 118,292		$ 145,985
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(126,942)	(55,741)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									367,555	(517,385)

		Net Increase (Decrease) in Net Assets Resulting from Operations							358,905	(427,141)

Dividends and Distributions to Shareholders
From net investment income									(103,880)	(140,512)

					Total Dividends and Distributions				(103,880)	(140,512)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(702,515)	514,951
Redemption fees - Class A									2	–
Redemption fees - Class C									1	–
Redemption fees - Class J									–	4

					Total increase (decrease) in net assets				(447,487)	(52,698)

Net Assets
Beginning of period									2,464,423	2,517,121

End of period (including undistributed net investment income as set forth below)								$ 2,016,936		$ 2,464,423

Undistributed (overdistributed) net investment income (loss)								$ 24,944		$ 5,426

	Class A Class B		Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 16,698 $	2,257 $	1,995	$ 14,311 $	67,556	$ 3,245	$ 4,341 $	7,510 $	5,214 $	19,921
Reinvested	4,524	481	82	7,297	84,393	291	1,072	1,833	994	2,440
Redeemed	(25,793)	(6,265)	(811)	(39,330)	(806,211)	(1,906)	(7,275)	(17,594)	(6,310)	(37,475)

Net Increase (Decrease)	$ (4,571) $	(3,527) $	1,266	$ (17,722) $ (654,262) $		1,630	$ (1,862) $	(8,251) $	(102) $ (15,114)

Shares:
Sold	1,900	258	226	1,625	7,833	374	496	861	597	2,280
Reinvested	526	56	10	846	9,857	34	126	215	115	285
Redeemed	(2,999)	(721)	(95)	(4,571)	(93,028)	(221)	(860)	(2,068)	(721)	(4,365)

Net Increase (Decrease)	(573)	(407)	141	(2,100)	(75,338)	187	(238)	(992)	(9)	(1,800)

Year Ended October 31, 2008
Dollars:
Sold	$ 10,893 $	2,505 $	1,087	$ 28,403 $ 685,046		$ 3,311	$ 6,382 $ 15,045 $ 11,813 $			29,061
Reinvested	6,557	817	104	10,496	110,568	321	1,631	2,880	1,413	4,990
Redeemed	(35,444)	(7,234)	(831)	(59,208)	(209,422)	(2,251)	(10,718)	(19,819)	(13,443)	(60,002)

Net Increase (Decrease)	$ (17,994) $	(3,912) $	360	$ (20,309) $	586,192	$ 1,381	$ (2,705) $	(1,894) $	(217) $ (25,951)

Shares:
Sold	1,094	245	110	2,830	67,683	338	639	1,501	1,159	2,920
Reinvested	663	82	10	1,057	11,261	32	166	293	142	506
Redeemed	(3,617)	(740)	(87)	(6,008)	(21,750)	(229)	(1,112)	(2,054)	(1,368)	(6,175)

Net Increase (Decrease)	(1,860)	(413)	33	(2,121)	57,194	141	(307)	(260)	(67)	(2,749)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (4,879) $	(499) $	(92) $	(7,367) $	(84,398) $	(295) $	(1,072) $	(1,836) $	(997) $	(2,445)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (4,879) $	(499) $	(92) $	(7,367) $	(84,398) $	(295) $	(1,072) $	(1,836) $	(997) $	(2,445)

Year Ended October 31, 2008
From net investment
income	$ (7,081) $	(843) $	(108) $ (10,600) $ (110,640) $			(321) $	(1,631) $	(2,880) $	(1,413) $	(4,995)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (7,081) $	(843) $	(108) $ (10,600) $ (110,640) $			(321) $	(1,631) $	(2,880) $	(1,413) $	(4,995)

See accompanying notes.

115

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Core Plus Bond Fund I

							Year Ended	Period Ended
							October 31, 2009	October 31, 2008(a)

Operations
Net investment income (loss)							$ 35,439	$ 24
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							11,045	(99)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							79,647	(158)

			Net Increase (Decrease) in Net Assets Resulting from Operations				126,131	(233)

Dividends and Distributions to Shareholders
From net investment income							(31,491)	–
From net realized gain on investments							(573)	–

					Total Dividends and Distributions		(32,064)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							1,944,493	58,895

					Total increase (decrease) in net assets		2,038,560	58,662

Net Assets
Beginning of period							58,662	–

End of period (including undistributed net investment income as set forth below)							$ 2,097,222	$ 58,662

Undistributed (overdistributed) net investment income (loss)							$ 7,247	$ 67

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 1,971,973 $	1,592	$ 6,374	$ 15,483	$ 10,738	$ 15,405
Reinvested	31,509	16	56	173	131	179
Redeemed	(95,569)	(112)	(503)	(1,478)	(3,707)	(7,767)

Net Increase (Decrease)	$ 1,907,913 $	1,496	$ 5,927	$ 14,178	$ 7,162	$ 7,817

Shares:
Sold	186,712	150	598	1,462	1,025	1,448
Reinvested	2,931	1	5	16	12	17
Redeemed	(9,133)	(10)	(47)	(139)	(345)	(717)

Net Increase (Decrease)	180,510	141	556	1,339	692	748

Periods Ended October 31, 2008
Dollars:
Sold	$ 75,988	$ 15	$ 15	$ 15	$ 15	$ 15
Redeemed	(17,168)	–	–	–	–	–

Net Increase (Decrease)	$ 58,820	$ 15	$ 15	$ 15	$ 15	$ 15

Shares:
Sold	7,611	2	2	2	2	2
Redeemed	(1,720)	–	–	–	–	–

Net Increase (Decrease)	5,891	2	2	2	2	2

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (30,946) $	(16) $	(56) $	(172) $	(125) $	(176)
From net realized gain on
investments	(563)	–	–	(1)	(6)	(3)

Total Dividends and
Distributions	$ (31,509) $	(16) $	(56) $	(173) $	(131) $	(179)

Periods Ended October 31, 2008
From net investment
income	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and
Distributions	$ –	$ –	$ –	$ –	$ –	$ –

(a)	Period from September 30, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

116

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Disciplined LargeCap Blend Fund

	Year Ended	Year Ended
	October 31, 2009	October 31, 2008

Operations
Net investment income (loss)	$ 32,692	$ 41,838
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(397,981)	(340,418)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	506,086	(1,007,586)

Net Increase (Decrease) in Net Assets Resulting from Operations	140,797	(1,306,166)

Dividends and Distributions to Shareholders
From net investment income	(38,282)	(37,989)
From net realized gain on investments	–	(415,096)

Total Dividends and Distributions	(38,282)	(453,085)

Capital Share Transactions
Net increase (decrease) in capital share transactions	160,131	(153,945)

Total increase (decrease) in net assets	262,646	(1,913,196)

Net Assets
Beginning of period	2,022,953	3,936,149

End of period (including undistributed net investment income as set forth below)	$ 2,285,599	$ 2,022,953

Undistributed (overdistributed) net investment income (loss)	$ 25,460	$ 31,050

	Class A Class B Class C Institutional R-1					R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 9,606 $	1,316	$ 706 $	359,469	$ 311 $	371 $	1,332	$ 1,529 $	571
Reinvested	2,307	–	14	35,625	11	18	94	44	23
Redeemed	(36,203)	(8,417)	(405)	(204,845)	(247)	(278)	(1,695)	(601)	(525)

Net Increase (Decrease)	$ (24,290) $	(7,101) $	315 $	190,249	$ 75 $	111 $	(269) $	972 $	69

Shares:
Sold	1,049	147	78	39,382	33	41	149	164	61
Reinvested	255	–	2	3,963	1	2	10	5	3
Redeemed	(3,975)	(935)	(44)	(23,900)	(27)	(29)	(179)	(69)	(56)

Net Increase (Decrease)	(2,671)	(788)	36	19,445	7	14	(20)	100	8

Year Ended October 31, 2008
Dollars:
Sold	$ 21,618 $	1,836	$ 468 $	504,487	$ 796 $	521 $	1,528	$ 691 $	495
Reinvested	76,568	6,300	252	364,838	177	297	1,176	618	236
Redeemed	(313,091)	(19,721)	(500)	(799,502)	(452)	(508)	(1,689)	(1,095)	(289)

Net Increase (Decrease)	$ (214,905) $ (11,585) $		220 $	69,823	$ 521 $	310 $	1,015	$ 214 $	442

Shares:
Sold	1,570	136	35	36,389	60	38	126	51	36
Reinvested	4,924	411	16	23,480	12	19	76	40	15
Redeemed	(23,147)	(1,475)	(36)	(59,567)	(37)	(37)	(123)	(86)	(22)

Net Increase (Decrease)	(16,653)	(928)	15	302	35	20	79	5	29

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (2,452) $	–	$ (15) $	(35,625) $	(11) $	(18) $	(94) $	(44) $	(23)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (2,452) $	–	$ (15) $	(35,625) $	(11) $	(18) $	(94) $	(44) $	(23)

Year Ended October 31, 2008
From net investment
income	$ (5,697) $	–	$ – $	(32,157) $	(5) $	(11) $	(60) $	(41) $	(18)
From net realized gain on
investments	(73,221)	(6,561)	(264)	(332,681)	(172)	(286)	(1,116)	(577)	(218)

Total Dividends and
Distributions	$ (78,918) $	(6,561) $		(264) $ (364,838) $	(177) $	(297) $	(1,176) $	(618) $	(236)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Diversified International Fund

	Year Ended	Year Ended
	October 31, 2009	October 31, 2008

Operations
Net investment income (loss)	$ 20,633	$ 32,727
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(470,903)	(236,243)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	692,313	(1,092,644)

Net Increase (Decrease) in Net Assets Resulting from Operations	242,043	(1,296,160)

Dividends and Distributions to Shareholders
From net investment income	(31,605)	(23,601)
From net realized gain on investments	–	(301,880)

Total Dividends and Distributions	(31,605)	(325,481)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(8,762)	243,691
Redemption fees - Class A	–	6
Redemption fees - Class C	–	1
Redemption fees - Class J	1	3

Total increase (decrease) in net assets	201,677	(1,377,940)

Net Assets
Beginning of period	1,241,487	2,619,427

End of period (including undistributed net investment income as set forth below)	$ 1,443,164	$ 1,241,487

Undistributed (overdistributed) net investment income (loss)	$ 18,540	$ 29,054

	Class A Class B		Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 23,420 $	1,659 $	1,824	$ 22,429	$ 122,581	$ 2,316	$ 3,845	$ 10,335	$ 12,380	$ 18,685
Reinvested	4,778	71	95	3,049	18,934	117	318	1,184	1,035	1,605
Redeemed	(50,168)	(8,852)	(3,447)	(27,465)	(137,603)	(1,029)	(5,053)	(9,570)	(6,891)	(9,344)

Net Increase (Decrease)	$ (21,970) $	(7,122) $	(1,528) $	(1,987) $	3,912	$ 1,404	$ (890) $	1,949	$ 6,524	$ 10,946

Shares:
Sold	3,184	224	245	3,084	18,296	322	527	1,409	1,702	2,536
Reinvested	657	10	13	423	2,619	16	44	164	141	222
Redeemed	(6,993)	(1,233)	(483)	(3,871)	(19,381)	(143)	(666)	(1,297)	(939)	(1,283)

Net Increase (Decrease)	(3,152)	(999)	(225)	(364)	1,534	195	(95)	276	904	1,475

Year Ended October 31, 2008
Dollars:
Sold	$ 73,466 $	8,088 $	9,716	$ 52,103	$ 165,291	$ 4,002	$ 8,077	$ 35,557	$ 36,976	$ 40,768
Reinvested	80,975	7,992	2,336	37,489	148,624	1,360	4,629	13,394	5,208	17,890
Redeemed	(209,371)	(21,046)	(8,228)	(59,241)	(122,214)	(2,258)	(8,100)	(19,977)	(8,928)	(50,887)

Net Increase (Decrease)	$ (54,930) $	(4,966) $	3,824	$ 30,351	$ 191,701	$ 3,104	$ 4,606	$ 28,974	$ 33,256	$ 7,771

Shares:
Sold	5,712	619	743	4,142	13,558	329	622	2,694	2,895	3,156
Reinvested	5,862	584	171	2,744	10,745	99	340	975	373	1,295
Redeemed	(17,267)	(1,799)	(708)	(5,092)	(9,393)	(193)	(730)	(1,723)	(767)	(4,224)

Net Increase (Decrease)	(5,693)	(596)	206	1,794	14,910	235	232	1,946	2,501	227

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (5,176) $	(74) $	(109) $	(3,051) $	(18,936) $	(117) $	(318) $	(1,184) $	(1,035) $	(1,605)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (5,176) $	(74) $	(109) $	(3,051) $	(18,936) $	(117) $	(318) $	(1,184) $	(1,035) $	(1,605)

Year Ended October 31, 2008
From net investment
income	$ (5,462) $	– $	–	$ (1,728) $	(13,865) $	(33) $	(162) $	(659) $	(361) $	(1,331)
From net realized gain on
investments	(80,007)	(8,583)	(2,825)	(35,765)	(134,764)	(1,327)	(4,468)	(12,735)	(4,847)	(16,559)

Total Dividends and
Distributions	$ (85,469) $	(8,583) $	(2,825) $ (37,493) $ (148,629) $			(1,360) $	(4,630) $ (13,394) $			(5,208) $ (17,890)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Equity Income Fund

	Year Ended	Year Ended
	October 31, 2009	October 31, 2008

Operations
Net investment income (loss)	$ 58,630	$ 74,798
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(401,243)	(280,808)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	453,674	(1,161,488)

Net Increase (Decrease) in Net Assets Resulting from Operations	111,061	(1,367,498)

Dividends and Distributions to Shareholders
From net investment income	(61,628)	(73,144)
From net realized gain on investments	–	(384,022)

Total Dividends and Distributions	(61,628)	(457,166)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(268,607)	(621,450)
Redemption fees - Class A	–	9
Redemption fees - Class B	1	2
Redemption fees - Class C	3	–

Total increase (decrease) in net assets	(219,170)	(2,446,103)

Net Assets
Beginning of period	2,156,560	4,602,663

End of period (including undistributed net investment income as set forth below)	$ 1,937,390	$ 2,156,560

Undistributed (overdistributed) net investment income (loss)	$ 9,511	$ 12,493

	Class A	Class B	Class C Institutional

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 75,056 $	7,278 $	12,751 $	25,979
Reinvested	15,918	2,701	2,096	37,328
Redeemed	(217,977)	(50,076)	(44,291)	(135,370)

Net Increase (Decrease)	$ (127,003) $ (40,097) $		(29,444) $	(72,063)

Shares:
Sold	5,825	579	1,017	1,999
Reinvested	1,229	211	165	2,881
Redeemed	(17,318)	(4,024)	(3,567)	(10,534)

Net Increase (Decrease)	(10,264)	(3,234)	(2,385)	(5,654)

Year Ended October 31, 2008
Dollars:
Sold	$ 171,645 $	18,192 $	21,663 $	57,124
Reinvested	161,379	30,708	22,432	204,971
Redeemed	(819,926)	(108,781)	(91,480)	(289,377)

Net Increase (Decrease)	$ (486,902) $ (59,881) $		(47,385) $	(27,282)

Shares:
Sold	8,981	958	1,126	3,283
Reinvested	7,746	1,482	1,093	9,947
Redeemed	(44,704)	(6,031)	(5,085)	(15,986)

Net Increase (Decrease)	(27,977)	(3,591)	(2,866)	(2,756)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (18,462) $	(3,157) $	(2,673) $	(37,336)
From net realized gain on
investments	–	–	–	–

Total Dividends and
Distributions	$ (18,462) $	(3,157) $	(2,673) $	(37,336)

Year Ended October 31, 2008
From net investment
income	$ (26,157) $	(3,717) $	(3,095) $	(40,175)
From net realized gain on
investments	(160,120)	(33,312)	(25,793)	(164,797)

Total Dividends and
Distributions	$ (186,277) $ (37,029) $		(28,888) $ (204,972)

See accompanying notes.

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.

				Global
				Diversified
Amounts in thousands				Income Fund

				Period Ended
				October 31, 2009(a)

Operations
Net investment income (operating loss)				$ 3,716
Net realized gain (loss) from investment transactions and foreign currency transactions				7,306
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies				8,855

		Net Increase (Decrease) in Net Assets Resulting from Operations		19,877

Dividends and Distributions to Shareholders
From net investment income				(3,752)

			Total Dividends and Distributions	(3,752)

Capital Share Transactions
Net increase (decrease) in capital share transactions				66,146

			Total increase (decrease) in net assets	82,271

Net Assets
Beginning of period				–

End of period (including undistributed net investment income as set forth below)				$ 82,271

Undistributed (overdistributed) net investment income (operating loss)				$ (38)

	Class A	Class C	Institutional

Capital Share Transactions:
Period Ended October 31, 2009
Dollars:
Sold	$ 8,052 $	944	$ 56,769
Reinvested	130	11	3,608
Redeemed	(271)	(9)	(3,088)

Net Increase (Decrease)	$ 7,911 $	946	$ 57,289

Shares:
Sold	687	79	5,657
Reinvested	11	1	329
Redeemed	(23)	(1)	(271)

Net Increase (Decrease)	675	79	5,715

Distributions:
Period Ended October 31, 2009
From net investment
income	$ (133) $	(11) $	(3,608)
From net realized gain on
investments	–	–	–

Total Dividends and
Distributions	$ (133) $	(11) $	(3,608)

(a)	Period from December 15, 2008, date operations commenced, through October 31, 2009.

See accompanying notes.

120

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Global Real Estate Securities Fund

	Year Ended	Year Ended
	October 31, 2009	October 31, 2008

Operations
Net investment income (loss)	$ 113	$ 130
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(1,771)	(1,703)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	2,497	(2,478)

Net Increase (Decrease) in Net Assets Resulting from Operations	839	(4,051)

Dividends and Distributions to Shareholders
From net investment income	(252)	(138)

Total Dividends and Distributions	(252)	(138)

Capital Share Transactions
Net increase (decrease) in capital share transactions	2,960	3,130

Total increase (decrease) in net assets	3,547	(1,059)

Net Assets
Beginning of period	4,642	5,701

End of period (including undistributed net investment income as set forth below)	$ 8,189	$ 4,642

Undistributed (overdistributed) net investment income (loss)	$ (102)	$ (14)

	Class A	Class C	Institutional

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 3,335 $	399	$ –
Reinvested	104	12	–
Redeemed	(827)	(63)	–

Net Increase (Decrease)	$ 2,612 $	348	$ –

Shares:
Sold	605	78	–
Reinvested	22	3	–
Redeemed	(169)	(13)	–

Net Increase (Decrease)	458	68	–

Year Ended October 31, 2008
Dollars:
Sold	$ 3,272 $	379	$ –
Reinvested	49	3	–
Redeemed	(480)	(93)	–

Net Increase (Decrease)	$ 2,841 $	289	$ –

Shares:
Sold	386	45	–
Reinvested	6	1	–
Redeemed	(67)	(13)	–

Net Increase (Decrease)	325	33	–

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (148) $	(51) $	(53)
From net realized gain on
investments	–	–	–

Total Dividends and
Distributions	$ (148) $	(51) $	(53)

Year Ended October 31, 2008
From net investment
income	$ (79) $	(23) $	(36)
From net realized gain on
investments	–	–	–

Total Dividends and
Distributions	$ (79) $	(23) $	(36)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

	Government & High Quality Bond
Amounts in thousands	Fund(a)

	Year Ended	Year Ended
	October 31, 2009	October 31, 2008

Operations
Net investment income (loss)	$ 54,295	$ 72,125
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(135)	72
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	63,789	(18,772)

Net Increase (Decrease) in Net Assets Resulting from Operations	117,949	53,425

Dividends and Distributions to Shareholders
From net investment income	(55,422)	(75,056)
From tax return of capital	–	(355)

Total Dividends and Distributions	(55,422)	(75,411)

Capital Share Transactions
Net increase (decrease) in capital share transactions	172,574	(464,317)
Redemption fees - Class A	5	3
Redemption fees - Class B	–	6
Redemption fees - Class C	1	–

Total increase (decrease) in net assets	235,107	(486,294)

Net Assets
Beginning of period	1,166,675	1,652,969

End of period (including undistributed net investment income as set forth below)	$ 1,401,782	$ 1,166,675

Undistributed (overdistributed) net investment income (loss)	$ (572)	$ (1,745)

	Class A Class B Class C Class J Institutional R-1						R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 80,434 $	7,966	$ 20,711 $ 12,232 $		42,218 $	749 $	1,205 $	1,689 $	965 $	3,245
Issued in acquisitions	162,540	32,115	10,397	90,681	2,006	2,122	9,019	11,453	4,260	13,208
Reinvested	6,517	1,576	395	2,033	41,940	50	185	246	97	293
Redeemed	(50,482)	(26,782)	(11,448)	(12,358)	(278,626)	(171)	(1,731)	(2,042)	(1,164)	(5,169)

Net Increase (Decrease)	$ 199,009 $ 14,875		$ 20,055 $ 92,588 $ (192,462) $			2,750 $	8,678 $ 11,346 $		4,158 $ 11,577

Shares:
Sold	7,499	748	1,940	1,140	3,916	70	111	156	90	301
Issued in acquisitions	15,207	3,006	974	8,474	187	198	843	1,071	398	1,235
Reinvested	607	147	37	188	3,924	5	17	23	9	27
Redeemed	(4,712)	(2,501)	(1,070)	(1,149)	(26,271)	(16)	(160)	(190)	(108)	(480)

Net Increase (Decrease)	18,601	1,400	1,881	8,653	(18,244)	257	811	1,060	389	1,083

Year Ended October 31, 2008
Dollars:
Sold	$ 16,803 $	3,836	$ 1,431	N/A $	49,841	N/A	N/A	N/A	N/A	N/A
Reinvested	3,081	1,584	167	N/A	69,247	N/A	N/A	N/A	N/A	N/A
Redeemed	(25,089)	(23,340)	(2,658)	N/A	(559,220)	N/A	N/A	N/A	N/A	N/A

Net Increase (Decrease)	$ (5,205) $ (17,920) $		(1,060)	N/A $ (440,132)		N/A	N/A	N/A	N/A	N/A

Shares:
Sold	1,589	362	137	N/A	4,680	N/A	N/A	N/A	N/A	N/A
Reinvested	291	149	16	N/A	6,530	N/A	N/A	N/A	N/A	N/A
Redeemed	(2,371)	(2,206)	(251)	N/A	(52,927)	N/A	N/A	N/A	N/A	N/A

Net Increase (Decrease)	(491)	(1,695)	(98)	N/A	(41,717)	N/A	N/A	N/A	N/A	N/A

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (8,066) $	(1,877) $	(605) $	(2,053) $	(41,950) $	(50) $	(185) $	(246) $	(97) $	(293)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (8,066) $	(1,877) $	(605) $	(2,053) $	(41,950) $	(50) $	(185) $	(246) $	(97) $	(293)

Year Ended October 31, 2008
From net investment
income	$ (3,976) $	(1,912) $	(243)	N/A $	(68,925)	N/A	N/A	N/A	N/A	N/A
From net realized gain on
investments	–	–	–	–	–	N/A	N/A	N/A	N/A	N/A
From tax return of capital	(19)	(9)	(1)	N/A	(326)	N/A	N/A	N/A	N/A	N/A

Total Dividends and
Distributions	$ (3,995) $	(1,921) $	(244)	N/A $	(69,251)	N/A	N/A	N/A	N/A	N/A

(a)	Effective September 30, 2009, Mortgage Securities Fund changed its name to Government & High Quality Bond Fund.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

							High Quality Intermediate-Term Bond
Amounts in thousands								Fund

								Year Ended	Year Ended
								October 31, 2009	October 31, 2008

Operations
Net investment income (loss)							$ 2,229		$ 6,527
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(21,302)	(4,466)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								19,178	(21,403)

		Net Increase (Decrease) in Net Assets Resulting from Operations						105	(19,342)

Dividends and Distributions to Shareholders
From net investment income								(5,680)	(7,900)

				Total Dividends and Distributions				(5,680)	(7,900)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(35,466)	(62,312)
Redemption fees - Class J								–	1

				Total increase (decrease) in net assets				(41,041)	(89,553)

Net Assets
Beginning of period								85,373	174,926

End of period (including undistributed net investment income as set forth below)							$ 44,332		$ 85,373

Undistributed (overdistributed) net investment income (loss)							$ 1,764		$ 5,100

	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 4,519 $	2,745	$ 696 $	1,308 $	1,637 $	1,788 $	2,965
Reinvested	1,933	1,971	100	259	666	180	549
Redeemed	(6,251)	(35,688)	(567)	(1,616)	(4,912)	(2,242)	(5,506)

Net Increase (Decrease)	$ 201 $	(30,972) $	229 $	(49) $	(2,609) $	(274) $	(1,992)

Shares:
Sold	585	356	90	169	212	230	374
Reinvested	254	259	13	34	88	24	73
Redeemed	(810)	(4,570)	(72)	(213)	(646)	(285)	(714)

Net Increase (Decrease)	29	(3,955)	31	(10)	(346)	(31)	(267)

Year Ended October 31, 2008
Dollars:
Sold	$ 6,082 $	23,538	$ 1,180 $ 12,546 $		4,857 $	1,782 $	13,504
Reinvested	1,413	1,503	53	2,171	439	181	2,129
Redeemed	(8,175)	(12,404)	(779)	(58,386)	(3,184)	(2,826)	(47,936)

Net Increase (Decrease)	$ (680) $	12,637	$ 454 $ (43,669) $		2,112 $	(863) $ (32,303)

Shares:
Sold	609	2,358	119	1,259	482	181	1,335
Reinvested	137	146	5	213	43	18	208
Redeemed	(828)	(1,267)	(80)	(5,908)	(320)	(293)	(4,892)

Net Increase (Decrease)	(82)	1,237	44	(4,436)	205	(94)	(3,349)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (1,943) $	(1,983) $	(100) $	(259) $	(666) $	(180) $	(549)
From net realized gain on
investments	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (1,943) $	(1,983) $	(100) $	(259) $	(666) $	(180) $	(549)

Year Ended October 31, 2008
From net investment
income	$ (1,421) $	(1,506) $	(53) $	(2,171) $	(439) $	(181) $	(2,129)
From net realized gain on
investments	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (1,421) $	(1,506) $	(53) $	(2,171) $	(439) $	(181) $	(2,129)

See accompanying notes.

123

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	High Yield Fund

	Year Ended	Year Ended
	October 31, 2009	October 31, 2008

Operations
Net investment income (loss)	$ 192,784	$ 120,219
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(35,120)	(3,794)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	567,301	(524,403)

Net Increase (Decrease) in Net Assets Resulting from Operations	724,965	(407,978)

Dividends and Distributions to Shareholders
From net investment income	(206,517)	(120,215)
From net realized gain on investments	–	(44,394)

Total Dividends and Distributions	(206,517)	(164,609)

Capital Share Transactions
Net increase (decrease) in capital share transactions	848,392	248,526
Redemption fees - Class A	141	380
Redemption fees - Class B	–	1
Redemption fees - Class C	7	2

Total increase (decrease) in net assets	1,366,988	(323,678)

Net Assets
Beginning of period	1,388,465	1,712,143

End of period (including undistributed net investment income as set forth below)	$ 2,755,453	$ 1,388,465

Undistributed (overdistributed) net investment income (loss)	$ (3,913)	$ (1,354)

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 1,224,142 $	25,065	$ 202,187 $	454,673
Reinvested	85,272	2,739	10,037	61,854
Redeemed	(819,740)	(15,845)	(48,012)	(333,980)

Net Increase (Decrease)	$ 489,674	$ 11,959	$ 164,212 $	182,547

Shares:
Sold	186,189	3,762	29,907	71,692
Reinvested	12,642	406	1,463	9,212
Redeemed	(122,223)	(2,407)	(7,128)	(48,776)

Net Increase (Decrease)	76,608	1,761	24,242	32,128

Year Ended October 31, 2008
Dollars:
Sold	$ 823,315	$ 12,573 $	71,833	$ 128,193
Reinvested	58,569	3,879	7,343	62,220
Redeemed	(611,782)	(25,693)	(46,739)	(235,185)

Net Increase (Decrease)	$ 270,102	$ (9,241) $	32,437	$ (44,772)

Shares:
Sold	104,590	1,581	9,065	17,128
Reinvested	7,425	480	918	7,821
Redeemed	(78,410)	(3,350)	(6,135)	(29,520)

Net Increase (Decrease)	33,605	(1,289)	3,848	(4,571)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (113,582) $	(5,368) $	(18,558) $	(69,009)
From net realized gain on
investments	–	–	–	–

Total Dividends and
Distributions	$ (113,582) $	(5,368) $	(18,558) $	(69,009)

Year Ended October 31, 2008
From net investment
income	$ (61,325) $	(4,759) $	(9,252) $	(44,879)
From net realized gain on
investments	(20,511)	(2,249)	(3,835)	(17,799)

Total Dividends and
Distributions	$ (81,836) $	(7,008) $	(13,087) $	(62,678)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands		High Yield Fund I

		Year Ended	Year Ended
		October 31, 2009	October 31, 2008

Operations
Net investment income (loss)		$ 81,656	$ 55,273
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions		(21,316)	(30,513)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies		237,866	(189,548)

	Net Increase (Decrease) in Net Assets Resulting from Operations	298,206	(164,788)

Dividends and Distributions to Shareholders
From net investment income		(59,653)	(18,782)
From net realized gain on investments		–	(16)

	Total Dividends and Distributions	(59,653)	(18,798)

Capital Share Transactions
Net increase (decrease) in capital share transactions		114,444	338,910

	Total increase (decrease) in net assets	352,997	155,324

Net Assets
Beginning of period		662,079	506,755

End of period (including undistributed net investment income as set forth below)		$ 1,015,076	$ 662,079

Undistributed (overdistributed) net investment income (loss)		$ 70,240	$ 48,046

	Institutional

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 174,136
Reinvested	59,653
Redeemed	(119,345)

Net Increase (Decrease)	$ 114,444

Shares:
Sold	20,277
Reinvested	8,522
Redeemed	(14,474)

Net Increase (Decrease)	14,325

Year Ended October 31, 2008
Dollars:
Sold	$ 376,298
Reinvested	18,798
Redeemed	(56,186)

Net Increase (Decrease)	$ 338,910

Shares:
Sold	36,961
Reinvested	1,859
Redeemed	(5,765)

Net Increase (Decrease)	33,055

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (59,653)
From net realized gain on
investments	–

Total Dividends and
Distributions	$ (59,653)

Year Ended October 31, 2008
From net investment
income	$ (18,782)
From net realized gain on
investments	(16)

Total Dividends and
Distributions	$ (18,798)

See accompanying notes.

125

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Income Fund

	Year Ended	Year Ended
	October 31, 2009	October 31, 2008

Operations
Net investment income (loss)	$ 59,913	$ 64,824
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(15,369)	6,526
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	178,568	(152,183)

Net Increase (Decrease) in Net Assets Resulting from Operations	223,112	(80,833)

Dividends and Distributions to Shareholders
From net investment income	(60,851)	(66,976)

Total Dividends and Distributions	(60,851)	(66,976)

Capital Share Transactions
Net increase (decrease) in capital share transactions	1,314	(130,790)
Redemption fees - Class A	1	1
Redemption fees - Class B	4	4
Redemption fees - Class C	5	1

Total increase (decrease) in net assets	163,585	(278,593)

Net Assets
Beginning of period	918,251	1,196,844

End of period (including undistributed net investment income as set forth below)	$ 1,081,836	$ 918,251

Undistributed (overdistributed) net investment income (loss)	$ (6,544)	$ (8,726)

	Class A	Class B	Class C	Class J Institutional

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 72,261 $ 12,866 $		25,613	$ 1,670 $	94,433
Reinvested	6,298	1,914	830	3	47,073
Redeemed	(44,589)	(20,750)	(9,068)	(48)	(187,192)

Net Increase (Decrease)	$ 33,970 $	(5,970) $	17,375	$ 1,625 $	(45,686)

Shares:
Sold	8,385	1,509	2,970	181	11,330
Reinvested	738	225	96	–	5,529
Redeemed	(5,272)	(2,462)	(1,078)	(5)	(22,609)

Net Increase (Decrease)	3,851	(728)	1,988	176	(5,750)

Year Ended October 31, 2008
Dollars:
Sold	$ 44,748 $	9,661 $	10,440	N/A $ 100,017
Reinvested	5,919	2,276	550	N/A	54,680
Redeemed	(54,738)	(30,150)	(5,817)	N/A	(268,376)

Net Increase (Decrease)	$ (4,071) $	(18,213) $	5,173	N/A $ (113,679)

Shares:
Sold	5,018	1,085	1,179	N/A	11,161
Reinvested	674	258	63	N/A	6,210
Redeemed	(6,262)	(3,443)	(661)	N/A	(31,061)

Net Increase (Decrease)	(570)	(2,100)	581	N/A	(13,690)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (8,806) $	(2,808) $	(1,180) $	(3) $	(48,054)
From net realized gain on
investments	–	–	–	–	–

Total Dividends and
Distributions	$ (8,806) $	(2,808) $	(1,180) $	(3) $	(48,054)

Year Ended October 31, 2008
From net investment
income	$ (8,249) $	(3,329) $	(704)	N/A $	(54,694)
From net realized gain on
investments	–	–	–	N/A	–

Total Dividends and
Distributions	$ (8,249) $	(3,329) $	(704)	N/A $	(54,694)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Inflation Protection Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 6,049		$ 29,301
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(84,107)	1,842
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									106,727	(118,158)

		Net Increase (Decrease) in Net Assets Resulting from Operations							28,669	(87,015)

Dividends and Distributions to Shareholders
From net investment income									(689)	(40,806)
From tax return of capital									–	(7,447)

					Total Dividends and Distributions				(689)	(48,253)

Capital Share Transactions
Net increase (decrease) in capital share transactions									26,179	67,549
Redemption fees - Class A									3	5
Redemption fees - Class J									–	2

				Total increase (decrease) in net assets					54,162	(67,712)

Net Assets
Beginning of period									407,859	475,571

End of period (including undistributed net investment income as set forth below)								$ 462,021		$ 407,859

Undistributed (overdistributed) net investment income (loss)								$ 333		$ (29)

	Class A Class C Class J Institutional R-1					R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 8,514	$ 1,108 $	1,673 $ 102,728		$ 323	$ 271	$ 799	$ 255	$ 504
Reinvested	9	1	8	664	–	1	1	–	1
Redeemed	(3,719)	(1,490)	(3,562)	(79,713)	(403)	(220)	(732)	(301)	(541)

Net Increase (Decrease)	$ 4,804	$ (381) $	(1,881) $	23,679	$ (80) $	52	$ 68	$ (46) $	(36)

Shares:
Sold	1,173	153	236	14,213	45	38	113	36	70
Reinvested	1	–	1	91	–	–	–	–	–
Redeemed	(519)	(210)	(505)	(11,168)	(57)	(31)	(102)	(42)	(77)

Net Increase (Decrease)	655	(57)	(268)	3,136	(12)	7	11	(6)	(7)

Year Ended October 31, 2008
Dollars:
Sold	$ 11,040	$ 2,108 $ 12,408 $		97,863	$ 666	$ 279	$ 833	$ 729	$ 1,117
Reinvested	606	68	825	46,263	27	60	113	28	94
Redeemed	(7,318)	(631)	(8,269)	(88,520)	(233)	(121)	(1,000)	(540)	(946)

Net Increase (Decrease)	$ 4,328	$ 1,545 $	4,964 $	55,606	$ 460	$ 218	$ (54) $	217	$ 265

Shares:
Sold	1,191	231	1,354	10,875	76	32	93	82	124
Reinvested	67	8	92	5,142	3	7	12	3	10
Redeemed	(838)	(74)	(956)	(9,918)	(27)	(14)	(113)	(60)	(110)

Net Increase (Decrease)	420	165	490	6,099	52	25	(8)	25	24

Distributions:
Year Ended October 31, 2009
From net investment income $	(12) $	(1) $	(8) $	(665) $	–	$ (1) $	(1) $	–	$ (1)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(12) $	(1) $	(8) $	(665) $	–	$ (1) $	(1) $	–	$ (1)

Year Ended October 31, 2008
From net investment income $	(579) $	(102) $	(728) $	(39,124) $	(23) $	(51) $	(95) $	(24) $	(80)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
From tax return of capital	(106)	(19)	(133)	(7,139)	(4)	(9)	(18)	(4)	(15)

Total Dividends and Distributions $	(685) $	(121) $	(861) $	(46,263) $	(27) $	(60) $	(113) $	(28) $	(95)

See accompanying notes.

127

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								International Emerging Markets Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 11,635		$ 13,745
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(226,425)			(196,524)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								627,271			(776,973)

		Net Increase (Decrease) in Net Assets Resulting from Operations						412,481			(959,752)

Dividends and Distributions to Shareholders
From net investment income								(8,139)			(8,981)
From net realized gain on investments									–		(224,073)

					Total Dividends and Distributions			(8,139)			(233,054)

Capital Share Transactions
Net increase (decrease) in capital share transactions								154,062			400,714
Redemption fees - Class A									3		19
Redemption fees - Class J									5		20

				Total increase (decrease) in net assets				558,412			(792,053)

Net Assets
Beginning of period								704,241		1,496,294

End of period (including undistributed net investment income as set forth below)								$ 1,262,653		$ 704,241

Undistributed (overdistributed) net investment income (loss)								$ 8,794		$ 8,091

	Class A Class B			Class C Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 25,535	$ 3,697	$ 3,474	$ 42,370	$ 194,858	$ 2,647	$ 3,572	$ 11,087 $	9,895	$ 13,916
Reinvested	209	–	–	610	6,778	5	13	95	119	160
Redeemed	(33,454)	(4,024)	(2,223)	(30,033)	(79,509)	(922)	(2,536)	(3,843)	(3,271)	(5,163)

Net Increase (Decrease)	$ (7,710) $	(327) $	1,251	$ 12,947	$ 122,127	$ 1,730	$ 1,049	$ 7,339 $	6,743	$ 8,913

Shares:
Sold	1,518	216	199	2,585	13,044	162	223	660	587	837
Reinvested	15	–	–	46	500	–	1	7	9	12
Redeemed	(2,327)	(258)	(139)	(1,990)	(4,970)	(56)	(153)	(261)	(207)	(303)

Net Increase (Decrease)	(794)	(42)	60	641	8,574	106	71	406	389	546

Year Ended October 31, 2008
Dollars:
Sold	$ 90,430	$ 8,906	$ 9,637	$ 61,697	$ 236,390	$ 3,365	$ 5,768	$ 14,567 $ 13,086		$ 17,319
Reinvested	32,750	4,853	1,679	47,378	124,220	1,108	2,494	5,129	2,699	7,554
Redeemed	(90,000)	(10,059)	(4,613)	(80,879)	(59,461)	(2,138)	(4,827)	(9,132)	(4,084)	(25,122)

Net Increase (Decrease)	$ 33,180	$ 3,700	$ 6,703	$ 28,196	$ 301,149	$ 2,335	$ 3,435	$ 10,564 $ 11,701		$ (249)

Shares:
Sold	3,446	311	340	2,281	9,737	121	198	528	488	607
Reinvested	1,086	164	56	1,625	4,110	37	84	172	90	251
Redeemed	(4,036)	(420)	(197)	(3,395)	(2,531)	(83)	(201)	(379)	(175)	(940)

Net Increase (Decrease)	496	55	199	511	11,316	75	81	321	403	(82)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (251) $	–	$ –	$ (611) $	(6,885) $	(5) $	(13) $	(95) $	(119) $	(160)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (251) $	–	$ –	$ (611) $	(6,885) $	(5) $	(13) $	(95) $	(119) $	(160)

Year Ended October 31, 2008
From net investment
income	$ (673) $	–	$ –	$ (774) $	(7,056) $	–	$ (13) $	(89) $	(85) $	(291)
From net realized gain on
investments	(33,464)	(5,238)	(1,758)	(46,616)	(118,487)	(1,108)	(2,485)	(5,040)	(2,614)	(7,263)

Total Dividends and
Distributions	$ (34,137) $	(5,238) $		(1,758) $ (47,390) $ (125,543) $		(1,108) $	(2,498) $	(5,129) $	(2,699) $	(7,554)

See accompanying notes.

128

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							International Fund I

							Year Ended	Year Ended
							October 31, 2009	October 31, 2008

Operations
Net investment income (loss)							$ 18,986	$ 34,247
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(298,919)	(334,255)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							556,966	(748,177)

		Net Increase (Decrease) in Net Assets Resulting from Operations					277,033	(1,048,185)

Dividends and Distributions to Shareholders
From net investment income							(31,497)	(28,067)
From net realized gain on investments							–	(178,752)

					Total Dividends and Distributions		(31,497)	(206,819)

Capital Share Transactions
Net increase (decrease) in capital share transactions							378,778	157,481

				Total increase (decrease) in net assets			624,314	(1,097,523)

Net Assets
Beginning of period							906,591	2,004,114

End of period (including undistributed net investment income as set forth below)							$ 1,530,905	$ 906,591

Undistributed (overdistributed) net investment income (loss)							$ 18,451	$ 30,129

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 507,838	$ 2,615 $	2,678	$ 2,929	$ 2,926	$ 4,355
Issued in acquisitions	12,092	424	996	777	1,880	18
Reinvested	30,233	80	185	250	297	451
Redeemed	(180,474)	(1,061)	(1,951)	(3,149)	(3,250)	(2,361)

Net Increase (Decrease)	$ 369,689	$ 2,058 $	1,908	$ 807	$ 1,853	$ 2,463

Shares:
Sold	60,993	299	296	336	339	483
Issued in acquisitions	1,581	56	132	103	247	2
Reinvested	3,511	9	22	29	35	53
Redeemed	(21,553)	(116)	(235)	(347)	(352)	(287)

Net Increase (Decrease)	44,532	248	215	121	269	251

Year Ended October 31, 2008
Dollars:
Sold	$ 488,474	$ 2,541 $	2,268	$ 4,493	$ 3,985	$ 4,802
Reinvested	197,048	509	1,833	1,948	1,721	3,758
Redeemed	(529,740)	(1,219)	(4,756)	(9,367)	(3,432)	(7,385)

Net Increase (Decrease)	$ 155,782	$ 1,831 $	(655) $	(2,926) $	2,274	$ 1,175

Shares:
Sold	33,919	171	150	315	275	326
Reinvested	11,945	31	112	119	105	229
Redeemed	(50,120)	(92)	(361)	(607)	(246)	(568)

Net Increase (Decrease)	(4,256)	110	(99)	(173)	134	(13)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (30,234) $	(80) $	(185) $	(250) $	(297) $	(451)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and
Distributions	$ (30,234) $	(80) $	(185) $	(250) $	(297) $	(451)

Year Ended October 31, 2008
From net investment
income	$ (27,115) $	(31) $	(133) $	(174) $	(177) $	(437)
From net realized gain on
investments	(169,934)	(478)	(1,700)	(1,775)	(1,544)	(3,321)

Total Dividends and
Distributions	$ (197,049) $	(509) $	(1,833) $	(1,949) $	(1,721) $	(3,758)

See accompanying notes.

129

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	International Growth Fund

	Year Ended	Year Ended
	October 31, 2009	October 31, 2008

Operations
Net investment income (loss)	$ 19,151	$ 30,508
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(560,951)	(343,514)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	699,679	(1,040,308)

Net Increase (Decrease) in Net Assets Resulting from Operations	157,879	(1,353,314)

Dividends and Distributions to Shareholders
From net investment income	(31,255)	(18,610)
From net realized gain on investments	–	(198,877)

Total Dividends and Distributions	(31,255)	(217,487)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(164,167)	422,493
Redemption fees - Class A	–	1
Redemption fees - Class J	1	1

Total increase (decrease) in net assets	(37,542)	(1,148,306)

Net Assets
Beginning of period	1,323,085	2,471,391

End of period (including undistributed net investment income as set forth below)	$ 1,285,543	$ 1,323,085

Undistributed (overdistributed) net investment income (loss)	$ 18,655	$ 29,625

		Class A Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 3,964	$ 267 $	4,565 $	179,435	$ 380	$ 958 $	2,809	$ 1,186 $	3,508
Reinvested	35	2	543	29,962	16	66	268	132	226
Redeemed	(1,293)	(125)	(7,415)	(367,545)	(1,021)	(1,701)	(5,948)	(4,041)	(3,400)

Net Increase (Decrease)	$ 2,706	$ 144 $	(2,307) $ (158,148) $		(625) $	(677) $	(2,871) $	(2,723) $	334

Shares:
Sold	547	37	696	26,855	61	143	413	181	522
Reinvested	5	–	82	4,452	2	10	38	20	34
Redeemed	(189)	(17)	(1,157)	(55,351)	(153)	(264)	(851)	(607)	(502)

Net Increase (Decrease)	363	20	(379)	(24,044)	(90)	(111)	(400)	(406)	54

Year Ended October 31, 2008
Dollars:
Sold	$ 3,765	$ 661 $	9,746 $	361,524	$ 998	$ 2,203 $	6,406	$ 4,136 $ 14,369
Reinvested	106	16	7,183	200,494	280	1,480	3,252	2,160	2,469
Redeemed	(976)	(221)	(18,946)	(137,843)	(870)	(5,291)	(7,286)	(11,612)	(15,710)

Net Increase (Decrease)	$ 2,895	$ 456 $	(2,017) $	424,175	$ 408	$ (1,608) $	2,372	$ (5,316) $	1,128

Shares:
Sold	310	54	841	30,097	84	179	544	358	1,180
Reinvested	8	1	548	14,944	21	114	235	163	186
Redeemed	(89)	(20)	(1,720)	(12,979)	(83)	(500)	(651)	(979)	(1,467)

Net Increase (Decrease)	229	35	(331)	32,062	22	(207)	128	(458)	(101)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (37) $	(2) $	(544) $	(29,964) $	(16) $	(66) $	(268) $	(132) $	(226)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(37) $	(2) $	(544) $	(29,964) $	(16) $	(66) $	(268) $	(132) $	(226)

Year Ended October 31, 2008
From net investment
income	$ (4) $	– $	(180) $	(18,045) $	–	$ (19) $	(94) $	(113) $	(155)
From net realized gain on
investments	(103)	(17)	(7,013)	(182,484)	(280)	(1,461)	(3,158)	(2,047)	(2,314)

Total Dividends and Distributions $	(107) $	(17) $	(7,193) $ (200,529) $		(280) $	(1,480) $	(3,252) $	(2,160) $	(2,469)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands		International Value Fund I

		Year Ended	Period Ended
		October 31, 2009	October 31, 2008(a)

Operations
Net investment income (loss)		$ 14,454	$ (120)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions		12,644	(1,573)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies		180,904	(16,982)

	Net Increase (Decrease) in Net Assets Resulting from Operations	208,002	(18,675)

Dividends and Distributions to Shareholders
From net investment income		(875)	–

	Total Dividends and Distributions	(875)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions		391,603	383,137

	Total increase (decrease) in net assets	598,730	364,462

Net Assets
Beginning of period		364,462	–

End of period (including undistributed net investment income as set forth below)		$ 963,192	$ 364,462

Undistributed (overdistributed) net investment income (loss)		$ 13,745	$ (90)

	Institutional

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 456,569
Reinvested	875
Redeemed	(65,841)

Net Increase (Decrease)	$ 391,603

Shares:
Sold	54,770
Reinvested	99
Redeemed	(7,126)

Net Increase (Decrease)	47,743

Periods Ended October 31, 2008
Dollars:
Sold	$ 390,930
Redeemed	(7,793)

Net Increase (Decrease)	$ 383,137

Shares:
Sold	43,210
Redeemed	(894)

Net Increase (Decrease)	42,316

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (875)
From net realized gain on
investments	–

Total Dividends and
Distributions	$ (875)

Periods Ended October 31, 2008
From net investment
income	$ –
From net realized gain on
investments	–

Total Dividends and
Distributions	$ –

(a)	Period from September 30, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

131

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Blend Fund I

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 12,876		$ 12,730
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(161,208)			(112,715)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									217,686		(281,357)

		Net Increase (Decrease) in Net Assets Resulting from Operations							69,354		(381,342)

Dividends and Distributions to Shareholders
From net investment income									(13,086)		(9,106)
From net realized gain on investments									–		(24,506)

					Total Dividends and Distributions				(13,086)		(33,612)

Capital Share Transactions
Net increase (decrease) in capital share transactions									146,918		202,949
Redemption fees - Class A									1		–

					Total increase (decrease) in net assets				203,187		(212,005)

Net Assets
Beginning of period									694,314		906,319

End of period (including undistributed net investment income as set forth below)								$ 897,501		$ 694,314

Undistributed (overdistributed) net investment income (loss)								$ 9,836		$ 10,046

		Class A Class B		Class C Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 5,932 $	589	$ 324	$ 3,694 $ 182,372	$ 393		$ 216 $	348	$ 537 $	1,716
Reinvested	860	–	–	403	11,722	7	14	13	23	26
Redeemed	(12,575)	(2,065)	(217)	(6,451)	(37,485)	(207)	(571)	(1,186)	(1,149)	(365)

Net Increase (Decrease)	$ (5,783) $	(1,476) $	107	$ (2,354) $ 156,609	$ 193		$ (341) $	(825) $	(589) $	1,377

Shares:
Sold	1,022	101	57	631	31,260	66	36	59	98	277
Reinvested	146	–	–	69	2,000	1	2	2	4	4
Redeemed	(2,140)	(358)	(37)	(1,150)	(6,557)	(38)	(99)	(189)	(174)	(59)

Net Increase (Decrease)	(972)	(257)	20	(450)	26,703	29	(61)	(128)	(72)	222

Year Ended October 31, 2008
Dollars:
Sold	$ 8,443 $	665	$ 327	$ 5,165 $ 220,870	$ 420		$ 683 $	988	$ 545 $	1,007
Reinvested	4,365	356	28	1,755	26,411	31	125	122	131	216
Redeemed	(20,462)	(4,192)	(347)	(9,175)	(25,327)	(255)	(1,572)	(2,381)	(1,970)	(4,023)

Net Increase (Decrease)	$ (7,654) $	(3,171) $	8	$ (2,255) $ 221,954	$ 196		$ (764) $	(1,271) $	(1,294) $	(2,800)

Shares:
Sold	968	78	37	612	24,966	49	76	114	61	112
Reinvested	447	37	3	182	2,710	3	13	13	14	22
Redeemed	(2,379)	(494)	(41)	(1,085)	(3,295)	(32)	(181)	(274)	(212)	(473)

Net Increase (Decrease)	(964)	(379)	(1)	(291)	24,381	20	(92)	(147)	(137)	(339)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (878) $	–	$ –	$ (403) $	(11,722) $	(7) $	(14) $	(13) $	(23) $	(26)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(878) $	–	$ –	$ (403) $	(11,722) $	(7) $	(14) $	(13) $	(23) $	(26)

Year Ended October 31, 2008
From net investment
income	$ (681) $	–	$ –	$ (299) $	(8,002) $	(3) $	(16) $	(22) $	(29) $	(54)
From net realized gain on
investments	(3,753)	(358)	(28)	(1,456)	(18,410)	(28)	(109)	(100)	(102)	(162)

Total Dividends and Distributions $	(4,434) $	(358) $	(28) $	(1,755) $	(26,412) $	(31) $	(125) $	(122) $	(131) $	(216)

See accompanying notes.

132

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	LargeCap Blend Fund II

	Year Ended	Year Ended
	October 31, 2009	October 31, 2008

Operations
Net investment income (loss)	$ 8,769	$ 9,312
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(122,756)	(50,606)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	184,688	(342,103)

Net Increase (Decrease) in Net Assets Resulting from Operations	70,701	(383,397)

Dividends and Distributions to Shareholders
From net investment income	(9,429)	(7,658)
From net realized gain on investments	–	(92,994)

Total Dividends and Distributions	(9,429)	(100,652)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(8,650)	34,310
Redemption fees - Class J	1	–

Total increase (decrease) in net assets	52,623	(449,739)

Net Assets
Beginning of period	651,529	1,101,268

End of period (including undistributed net investment income as set forth below)	$ 704,152	$ 651,529

Undistributed (overdistributed) net investment income (loss)	$ 6,528	$ 7,188

		Class A Class B		Class C Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 4,665 $	647	$ 348	$ 8,235 $	52,182	$ 1,103 $	2,539 $	3,350 $	2,800 $	6,003
Reinvested	320	–	–	953	7,419	22	82	220	138	266
Redeemed	(8,056)	(3,673)	(245)	(16,107)	(54,042)	(675)	(2,588)	(5,590)	(2,099)	(6,867)

Net Increase (Decrease)	$ (3,071) $	(3,026) $	103	$ (6,919) $	5,559	$ 450 $	33 $	(2,020) $	839 $	(598)

Shares:
Sold	676	95	49	1,235	7,659	162	366	498	414	826
Reinvested	49	–	–	149	1,136	3	12	34	21	41
Redeemed	(1,212)	(541)	(38)	(2,484)	(8,117)	(93)	(378)	(835)	(315)	(1,023)

Net Increase (Decrease)	(487)	(446)	11	(1,100)	678	72	–	(303)	120	(156)

Year Ended October 31, 2008
Dollars:
Sold	$ 6,512 $	1,161	$ 506	$ 19,450 $	73,240	$ 1,531 $	2,752 $ 12,158 $		5,121 $	3,255
Reinvested	5,803	2,301	101	14,319	65,606	296	2,644	3,098	1,499	4,870
Redeemed	(14,225)	(5,429)	(207)	(29,707)	(101,330)	(1,041)	(10,039)	(8,352)	(4,585)	(16,998)

Net Increase (Decrease)	$ (1,910) $	(1,967) $	400	$ 4,062 $	37,516	$ 786 $	(4,643) $	6,904 $	2,035 $	(8,873)

Shares:
Sold	651	118	48	1,948	7,373	154	273	1,159	511	326
Reinvested	535	214	10	1,359	6,042	27	248	288	139	451
Redeemed	(1,480)	(581)	(24)	(3,199)	(10,411)	(108)	(1,060)	(880)	(462)	(1,830)

Net Increase (Decrease)	(294)	(249)	34	108	3,004	73	(539)	567	188	(1,053)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (325) $	–	$ –	$ (954) $	(7,422) $	(22) $	(82) $	(220) $	(138) $	(266)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(325) $	–	$ –	$ (954) $	(7,422) $	(22) $	(82) $	(220) $	(138) $	(266)

Year Ended October 31, 2008
From net investment
income	$ (156) $	–	$ –	$ (493) $	(6,418) $	– $	(44) $	(114) $	(87) $	(346)
From net realized gain on
investments	(5,706)	(2,318)	(114)	(13,834)	(59,202)	(296)	(2,600)	(2,985)	(1,412)	(4,527)

Total Dividends and Distributions $	(5,862) $	(2,318) $		(114) $ (14,327) $	(65,620) $	(296) $	(2,644) $	(3,099) $	(1,499) $	(4,873)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									LargeCap Growth Fund

									Year Ended	Year Ended
									October 31, 2009	October 31, 2008

Operations
Net investment income (loss)									$ 1,219	$ 13,569
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(576,058)	(61,162)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									654,424	(1,350,438)

			Net Increase (Decrease) in Net Assets Resulting from Operations						79,585	(1,398,031)

Dividends and Distributions to Shareholders
From net investment income									(2,729)	(11,511)
From net realized gain on investments									–	(52,872)
From tax return of capital									–	(8,589)

					Total Dividends and Distributions				(2,729)	(72,972)

Capital Share Transactions
Net increase (decrease) in capital share transactions									48,076	(846,323)
Redemption fees - Class A									–	29
Redemption fees - Class J									–	2

				Total increase (decrease) in net assets					124,932	(2,317,295)

Net Assets
Beginning of period									2,101,692	4,418,987

End of period (including undistributed net investment income as set forth below)									$ 2,226,624	$ 2,101,692

Undistributed (overdistributed) net investment income (loss)									$ –	$ –

	Class A Class B Class C Class J Institutional R-1						R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 31,898	$ 2,624	$ 4,875	$ 8,030	$ 304,415	$ 2,278	$ 2,967	$ 13,205	$ 17,184	$ 20,285
Reinvested	–	–	–	–	2,593	–	–	–	–	–
Redeemed	(70,804)	(11,201)	(5,196)	(7,940)	(227,115)	(1,641)	(2,848)	(8,121)	(11,714)	(15,698)

Net Increase (Decrease)	$ (38,906) $	(8,577) $	(321) $	90	$ 79,893	$ 637	$ 119	$ 5,084	$ 5,470	$ 4,587

Shares:
Sold	5,828	485	901	1,533	54,584	411	531	2,361	3,001	3,645
Reinvested	–	–	–	–	478	–	–	–	–	–
Redeemed	(12,689)	(2,123)	(972)	(1,516)	(40,962)	(290)	(511)	(1,381)	(2,005)	(2,807)

Net Increase (Decrease)	(6,861)	(1,638)	(71)	17	14,100	121	20	980	996	838

Year Ended October 31, 2008
Dollars:
Sold	$ 143,608 $	7,449	$ 10,349	$ 23,634	$ 417,047	$ 5,454	$ 5,426	$ 28,395	$ 24,940	$ 35,232
Reinvested	9,015	1,502	145	979	56,242	231	417	1,086	493	1,894
Redeemed	(153,339)	(43,882)	(3,524)	(14,156)	(1,353,757)	(3,497)	(4,305)	(11,327)	(7,231)	(24,843)

Net Increase (Decrease)	$ (716) $ (34,931) $		6,970	$ 10,457	$ (880,468) $	2,188	$ 1,538	$ 18,154	$ 18,202	$ 12,283

Shares:
Sold	16,741	886	1,200	2,889	50,133	652	629	3,207	2,812	4,000
Reinvested	941	160	15	107	5,841	24	44	109	50	195
Redeemed	(18,627)	(5,317)	(476)	(1,810)	(156,545)	(430)	(528)	(1,364)	(876)	(2,959)

Net Increase (Decrease)	(945)	(4,271)	739	1,186	(100,571)	246	145	1,952	1,986	1,236

Distributions:
Year Ended October 31, 2009
From net investment
income	$ –	$ –	$ – $	– $	(2,729) $	– $	–	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ –	$ –	$ – $	– $	(2,729) $	– $	–	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment
income	$ –	$ –	$ –	$ –	$ (11,336) $	–	$ –	$ –	$ (9) $	(166)
From net realized gain on
investments	(7,987)	(1,352)	(149)	(842)	(39,147)	(199)	(359)	(934)	(416)	(1,487)
From tax return of capital	(1,297)	(220)	(24)	(137)	(6,359)	(32)	(58)	(152)	(68)	(242)

Total Dividends and
Distributions	$ (9,284) $	(1,572) $	(173) $	(979) $	(56,842) $	(231) $	(417) $	(1,086) $		(493) $ (1,895)

See accompanying notes.

134

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									LargeCap Growth Fund I

									Year Ended	Year Ended
									October 31, 2009	October 31, 2008

Operations
Net investment income (loss)									$ 1,249	$ (1,098)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(241,059)	(98,136)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									604,321	(710,701)

			Net Increase (Decrease) in Net Assets Resulting from Operations						364,511	(809,935)

Dividends and Distributions to Shareholders
From net investment income									(185)	(1,304)
From net realized gain on investments									–	(79,454)

					Total Dividends and Distributions				(185)	(80,758)

Capital Share Transactions
Net increase (decrease) in capital share transactions									89,559	208,705
Redemption fees - Class A									2	–
Redemption fees - Class J									2	2

					Total increase (decrease) in net assets				453,889	(681,986)

Net Assets
Beginning of period									1,194,257	1,876,243

End of period (including undistributed net investment income as set forth below)									$ 1,648,146	$ 1,194,257

Undistributed (overdistributed) net investment income (loss)									$ 1,064	$ –

		Class A Class B		Class C Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 8,349	$ 870	$ 612	$ 12,443	$ 245,935	$ 628	$ 2,378	$ 2,921	$ 1,271	$ 5,030
Reinvested	–	–	–	–	185	–	–	–	–	–
Redeemed	(6,981)	(2,119)	(167)	(7,507)	(157,833)	(284)	(2,277)	(5,937)	(1,689)	(6,269)

Net Increase (Decrease)	$ 1,368	$ (1,249) $	445	$ 4,936	$ 88,287	$ 344	$ 101	$ (3,016) $	(418) $	(1,239)

Shares:
Sold	1,444	158	99	2,247	44,429	109	429	482	236	822
Reinvested	–	–	–	–	37	–	–	–	–	–
Redeemed	(1,296)	(399)	(29)	(1,435)	(28,644)	(53)	(426)	(1,077)	(327)	(1,034)

Net Increase (Decrease)	148	(241)	70	812	15,822	56	3	(595)	(91)	(212)

Year Ended October 31, 2008
Dollars:
Sold	$ 5,496	$ 942	$ 384	$ 7,601	$ 292,170	$ 550	$ 1,359	$ 3,717	$ 1,781	$ 5,656
Reinvested	2,308	530	29	2,364	71,821	67	782	1,069	268	1,478
Redeemed	(9,178)	(3,613)	(328)	(9,879)	(139,972)	(327)	(5,963)	(6,440)	(1,685)	(14,282)

Net Increase (Decrease)	$ (1,374) $	(2,141) $	85	$ 86	$ 224,019	$ 290	$ (3,822) $	(1,654) $	364	$ (7,148)

Shares:
Sold	716	127	50	1,044	36,962	76	180	501	238	727
Reinvested	271	64	3	296	8,295	8	95	126	32	172
Redeemed	(1,220)	(499)	(44)	(1,433)	(19,207)	(42)	(849)	(838)	(234)	(1,885)

Net Increase (Decrease)	(233)	(308)	9	(93)	26,050	42	(574)	(211)	36	(986)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ –	$ –	$ –	$ – $	(185) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ – $	(185) $	–	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment
income	$ –	$ –	$ –	$ – $	(1,304) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	(2,342)	(536)	(29)	(2,365)	(70,518)	(67)	(782)	(1,069)	(268)	(1,478)

Total Dividends and Distributions $	(2,342) $	(536) $	(29) $	(2,365) $	(71,822) $	(67) $	(782) $	(1,069) $	(268) $	(1,478)

See accompanying notes.

135

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									LargeCap Growth Fund II

									Year Ended	Year Ended
									October 31, 2009	October 31, 2008

Operations
Net investment income (loss)									$ 7,423	$ 2,860
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(329,496)	(119,967)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									519,083	(489,374)

			Net Increase (Decrease) in Net Assets Resulting from Operations						197,010	(606,481)

Dividends and Distributions to Shareholders
From net investment income									(8,170)	–
From net realized gain on investments									–	(99,992)

					Total Dividends and Distributions				(8,170)	(99,992)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(9,003)	1,240,556

					Total increase (decrease) in net assets				179,837	534,083

Net Assets
Beginning of period									1,388,877	854,794

End of period (including undistributed net investment income as set forth below)									$ 1,568,714	$ 1,388,877

Undistributed (overdistributed) net investment income (loss)									$ 3,884	$ 5,743

	Class A Class C Class J Institutional R-1					R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 2,076	$ 292	$ 4,897	$ 116,783 $	576	$ 1,191 $	4,591	$ 1,297	$ 5,495
Reinvested	–	–	–	8,126	–	–	–	–	44
Redeemed	(334)	(203)	(3,445)	(137,193)	(150)	(1,531)	(2,108)	(2,363)	(7,044)

Net Increase (Decrease)	$ 1,742	$ 89	$ 1,452	$ (12,284) $	426	$ (340) $	2,483	$ (1,066) $	(1,505)

Shares:
Sold	351	51	899	20,065	98	221	768	219	968
Reinvested	–	–	–	1,483	–	–	–	–	8
Redeemed	(61)	(34)	(644)	(23,483)	(27)	(296)	(357)	(433)	(1,212)

Net Increase (Decrease)	290	17	255	(1,935)	71	(75)	411	(214)	(236)

Year Ended October 31, 2008
Dollars:
Sold	$ 1,062	$ 328	$ 5,758	$ 1,284,746 $	456	$ 2,585 $	2,472	$ 2,145	$ 19,056
Reinvested	129	48	3,014	89,749	161	1,391	1,016	2,096	2,380
Redeemed	(612)	(177)	(6,469)	(130,357)	(766)	(5,394)	(3,311)	(12,899)	(18,051)

Net Increase (Decrease)	$ 579	$ 199	$ 2,303	$ 1,244,138 $	(149) $	(1,418) $	177	$ (8,658) $	3,385

Shares:
Sold	127	40	763	153,823	57	327	304	266	2,332
Reinvested	15	5	365	9,972	18	164	119	240	270
Redeemed	(78)	(23)	(881)	(16,866)	(98)	(707)	(421)	(1,572)	(2,306)

Net Increase (Decrease)	64	22	247	146,929	(23)	(216)	2	(1,066)	296

Distributions:
Year Ended October 31, 2009
From net investment
income	$ –	$ –	$ –	$ (8,126) $	– $	– $	–	$ –	$ (44)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ –	$ –	$ –	$ (8,126) $	– $	– $	–	$ –	$ (44)

Year Ended October 31, 2008
From net investment
income	$ –	$ –	$ –	$ – $	– $	– $	–	$ –	$ –
From net realized gain on
investments	(133)	(48)	(3,014)	(89,749)	(161)	(1,391)	(1,016)	(2,098)	(2,382)

Total Dividends and
Distributions	$ (133) $	(48) $	(3,014) $	(89,749) $	(161) $	(1,391) $	(1,016) $	(2,098) $	(2,382)

See accompanying notes.

136

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap S&P 500 Index Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 14,440		$ 17,104
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(18,499)	(27,571)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									81,234	(436,782)

		Net Increase (Decrease) in Net Assets Resulting from Operations							77,175	(447,249)

Dividends and Distributions to Shareholders
From net investment income									(16,807)	(15,259)
From net realized gain on investments									–	(12,577)

					Total Dividends and Distributions				(16,807)	(27,836)

Capital Share Transactions
Net increase (decrease) in capital share transactions									60,429	81,507
Redemption fees - Class A									1	6
Redemption fees - Class C									1	–
Redemption fees - Class J									4	5

				Total increase (decrease) in net assets					120,803	(393,567)

Net Assets
Beginning of period									790,093	1,183,660

End of period (including undistributed net investment income as set forth below)								$ 910,896		$ 790,093

Undistributed (overdistributed) net investment income (loss)								$ 10,990		$ 13,357

	Class A Class C Class J Institutional R-1					R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 11,135 $	3,638 $ 31,222 $		46,244	$ 4,594	$ 7,806	$ 25,055	$ 21,378	$ 45,860
Reinvested	1,001	35	4,838	3,149	118	689	2,263	1,553	3,133
Redeemed	(13,399)	(2,440)	(38,846)	(35,467)	(920)	(5,401)	(17,464)	(13,029)	(26,316)

Net Increase (Decrease)	$ (1,263) $	1,233 $	(2,786) $	13,926	$ 3,792	$ 3,094	$ 9,854	$ 9,902	$ 22,677

Shares:
Sold	1,768	552	5,044	7,405	718	1,185	3,897	3,398	6,912
Reinvested	162	6	792	513	19	111	367	251	504
Redeemed	(2,162)	(378)	(6,312)	(5,576)	(146)	(858)	(2,801)	(2,027)	(4,032)

Net Increase (Decrease)	(232)	180	(476)	2,342	591	438	1,463	1,622	3,384

Year Ended October 31, 2008
Dollars:
Sold	$ 13,931 $	1,782 $ 45,226 $ 111,968		$ 4,973	$ 8,621	$ 44,872		$ 48,757	$ 45,890
Reinvested	2,042	48	9,438	2,582	270	1,458	4,084	1,510	6,358
Redeemed	(18,940)	(806)	(72,769)	(37,261)	(5,090)	(13,327)	(40,632)	(12,247)	(71,231)

Net Increase (Decrease)	$ (2,967) $	1,024 $ (18,105) $		77,289	$ 153	$ (3,248) $	8,324	$ 38,020	$ (18,983)

Shares:
Sold	1,566	196	4,951	12,119	544	937	4,895	5,245	4,828
Reinvested	197	5	919	249	26	141	394	145	608
Redeemed	(2,121)	(89)	(8,100)	(3,962)	(645)	(1,457)	(4,441)	(1,298)	(7,687)

Net Increase (Decrease)	(358)	112	(2,230)	8,406	(75)	(379)	848	4,092	(2,251)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (1,020) $	(37) $	(4,841) $	(3,153) $	(118) $	(689) $	(2,263) $	(1,553) $	(3,133)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (1,020) $	(37) $	(4,841) $	(3,153) $	(118) $	(689) $	(2,263) $	(1,553) $	(3,133)

Year Ended October 31, 2008
From net investment
income	$ (1,115) $	(18) $	(4,943) $	(1,605) $	(124) $	(712) $	(2,158) $	(855) $	(3,729)
From net realized gain on
investments	(950)	(31)	(4,503)	(986)	(146)	(746)	(1,926)	(655)	(2,634)

Total Dividends and
Distributions	$ (2,065) $	(49) $	(9,446) $	(2,591) $	(270) $	(1,458) $	(4,084) $	(1,510) $	(6,363)

See accompanying notes.

137

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									LargeCap Value Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 14,990		$ 16,256
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(107,879)			(117,644)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									121,707		(228,559)

		Net Increase (Decrease) in Net Assets Resulting from Operations							28,818		(329,947)

Dividends and Distributions to Shareholders
From net investment income									(16,197)		(13,362)
From net realized gain on investments									–		(67,190)

					Total Dividends and Distributions				(16,197)		(80,552)

Capital Share Transactions
Net increase (decrease) in capital share transactions									154,910		165,262
Redemption fees - Class J									1		2

				Total increase (decrease) in net assets					167,532		(245,235)

Net Assets
Beginning of period									622,333		867,568

End of period (including undistributed net investment income as set forth below)								$ 789,865		$ 622,333

Undistributed (overdistributed) net investment income (loss)								$ 11,732		$ 12,939

	Class A Class B		Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 8,683 $	963 $	1,327	$ 6,193	$ 196,844	$ 838	$ 1,560	$ 4,186	$ 1,210	$ 5,210
Reinvested	3,218	45	28	735	11,858	13	32	45	34	86
Redeemed	(27,189)	(2,737)	(1,124)	(7,865)	(45,568)	(135)	(577)	(855)	(719)	(1,429)

Net Increase (Decrease)	$ (15,288) $	(1,729) $	231	$ (937) $ 163,134	$ 716	$ 1,015		$ 3,376	$ 525	$ 3,867

Shares:
Sold	1,238	136	184	899	28,410	118	243	608	171	707
Reinvested	451	6	4	104	1,670	2	5	7	5	12
Redeemed	(3,922)	(392)	(165)	(1,141)	(6,493)	(20)	(80)	(123)	(100)	(200)

Net Increase (Decrease)	(2,233)	(250)	23	(138)	23,587	100	168	492	76	519

Year Ended October 31, 2008
Dollars:
Sold	$ 12,913 $	1,018 $	1,337	$ 12,805	$ 138,054	$ 574	$ 1,077	$ 922	$ 1,543	$ 3,113
Reinvested	25,827	1,584	89	5,364	45,498	87	322	274	171	686
Redeemed	(39,802)	(5,440)	(711)	(13,409)	(16,085)	(595)	(1,939)	(1,088)	(1,283)	(7,644)

Net Increase (Decrease)	$ (1,062) $	(2,838) $	715	$ 4,760	$ 167,467	$ 66	$ (540) $	108	$ 431	$ (3,845)

Shares:
Sold	1,218	96	128	1,249	12,772	57	101	89	144	299
Reinvested	2,151	133	8	453	3,791	7	27	23	14	57
Redeemed	(3,784)	(522)	(70)	(1,301)	(1,692)	(57)	(176)	(104)	(119)	(676)

Net Increase (Decrease)	(415)	(293)	66	401	14,871	7	(48)	8	39	(320)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (3,317) $	(45) $	(31) $	(735) $	(11,859) $	(13) $	(32) $	(45) $	(34) $	(86)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(3,317) $	(45) $	(31) $	(735) $	(11,859) $	(13) $	(32) $	(45) $	(34) $	(86)

Year Ended October 31, 2008
From net investment
income	$ (3,771) $	(54) $	(8) $	(697) $	(8,609) $	(9) $	(38) $	(37) $	(26) $	(113)
From net realized gain on
investments	(22,689)	(1,543)	(81)	(4,670)	(36,890)	(78)	(284)	(237)	(145)	(573)

Total Dividends and Distributions $ (26,460) $		(1,597) $	(89) $	(5,367) $	(45,499) $	(87) $	(322) $	(274) $	(171) $	(686)

See accompanying notes.

138

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							LargeCap Value Fund I

							Year Ended	Year Ended
							October 31, 2009	October 31, 2008

Operations
Net investment income (loss)							$ 18,255	$ 19,486
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(360,821)	(10,575)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							452,505	(531,943)

		Net Increase (Decrease) in Net Assets Resulting from Operations					109,939	(523,032)

Dividends and Distributions to Shareholders
From net investment income							(20,341)	(13,500)
From net realized gain on investments							–	(23,389)

					Total Dividends and Distributions		(20,341)	(36,889)

Capital Share Transactions
Net increase (decrease) in capital share transactions							289,404	420,047

				Total increase (decrease) in net assets			379,002	(139,874)

Net Assets
Beginning of period							894,964	1,034,838

End of period (including undistributed net investment income as set forth below)							$ 1,273,966	$ 894,964

Undistributed (overdistributed) net investment income (loss)							$ 13,882	$ 15,968

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 240,743	$ 1,208	$ 1,173	$ 1,591	$ 2,177	$ 4,273
Issued in acquisitions	99,642	309	301	826	145	1,055
Reinvested	20,029	35	63	67	43	104
Redeemed	(77,407)	(423)	(1,365)	(1,711)	(1,461)	(2,013)

Net Increase (Decrease)	$ 283,007	$ 1,129	$ 172	$ 773	$ 904	$ 3,419

Shares:
Sold	31,332	148	148	195	265	503
Issued in acquisitions	12,732	40	38	106	19	135
Reinvested	2,568	5	8	8	6	13
Redeemed	(9,708)	(54)	(163)	(210)	(179)	(252)

Net Increase (Decrease)	36,924	139	31	99	111	399

Year Ended October 31, 2008
Dollars:
Sold	$ 436,645	$ 994	$ 2,160	$ 3,411	$ 2,097	$ 1,605
Reinvested	35,928	147	200	217	81	315
Redeemed	(56,350)	(940)	(1,109)	(3,033)	(903)	(1,418)

Net Increase (Decrease)	$ 416,223	$ 201	$ 1,251	$ 595	$ 1,275	$ 502

Shares:
Sold	35,438	87	173	284	174	127
Reinvested	2,581	10	14	15	6	23
Redeemed	(5,172)	(80)	(91)	(261)	(79)	(122)

Net Increase (Decrease)	32,847	17	96	38	101	28

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (20,029) $	(35) $	(63) $	(67) $	(43) $	(104)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $ (20,029) $		(35) $	(63) $	(67) $	(43) $	(104)

Year Ended October 31, 2008
From net investment
income	$ (13,255) $	(25) $	(41) $	(55) $	(24) $	(100)
From net realized gain on
investments	(22,674)	(122)	(159)	(162)	(57)	(215)

Total Dividends and Distributions $ (35,929) $		(147) $	(200) $	(217) $	(81) $	(315)

See accompanying notes.

139

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	LargeCap Value Fund III

	Year Ended	Year Ended
	October 31, 2009	October 31, 2008

Operations
Net investment income (loss)	$ 33,849	$ 51,582
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(638,155)	(130,835)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	688,775	(1,087,691)

Net Increase (Decrease) in Net Assets Resulting from Operations	84,469	(1,166,944)

Dividends and Distributions to Shareholders
From net investment income	(46,086)	(50,200)
From net realized gain on investments	–	(161,500)

Total Dividends and Distributions	(46,086)	(211,700)

Capital Share Transactions
Net increase (decrease) in capital share transactions	1,804	452,616
Redemption fees - Class A	–	1
Redemption fees - Class J	–	2

Total increase (decrease) in net assets	40,187	(926,025)

Net Assets
Beginning of period	1,864,688	2,790,713

End of period (including undistributed net investment income as set forth below)	$ 1,904,875	$ 1,864,688

Undistributed (overdistributed) net investment income (loss)	$ 24,972	$ 37,209

	Class A Class B		Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 4,702 $	534 $	178 $	7,339 $	245,245	$ 969	$ 1,786 $	3,522 $	3,877 $	7,529
Reinvested	535	35	6	1,232	41,374	72	340	1,012	493	973
Redeemed	(7,383)	(3,112)	(205)	(11,501)	(226,595)	(1,495)	(8,051)	(29,867)	(7,614)	(24,126)

Net Increase (Decrease)	$ (2,146) $	(2,543) $	(21) $	(2,930) $	60,024	$ (454) $	(5,925) $ (25,333) $		(3,244) $ (15,624)

Shares:
Sold	610	70	23	975	32,401	130	232	447	516	961
Reinvested	70	5	1	163	5,416	9	45	129	64	127
Redeemed	(997)	(407)	(29)	(1,558)	(30,552)	(196)	(1,075)	(3,590)	(1,019)	(2,953)

Net Increase (Decrease)	(317)	(332)	(5)	(420)	7,265	(57)	(798)	(3,014)	(439)	(1,865)

Year Ended October 31, 2008
Dollars:
Sold	$ 6,200 $	750 $	679 $ 13,559 $		746,251	$ 1,830	$ 2,753 $	6,257 $ 12,936 $		13,062
Reinvested	4,820	1,454	99	9,666	166,612	628	4,447	9,759	4,265	9,820
Redeemed	(16,522)	(5,086)	(470)	(26,190)	(377,618)	(2,092)	(17,791)	(34,182)	(28,890)	(54,390)

Net Increase (Decrease)	$ (5,502) $	(2,882) $	308 $	(2,965) $	535,245	$ 366	$ (10,591) $ (18,166) $		(11,689) $ (31,508)

Shares:
Sold	513	61	53	1,087	71,831	147	235	500	1,031	1,042
Reinvested	341	103	7	693	11,789	45	318	676	303	695
Redeemed	(1,382)	(434)	(41)	(2,242)	(31,668)	(173)	(1,507)	(2,833)	(2,339)	(4,661)

Net Increase (Decrease)	(528)	(270)	19	(462)	51,952	19	(954)	(1,657)	(1,005)	(2,924)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (546) $	(36) $	(6) $	(1,233) $	(41,375) $	(72) $	(340) $	(1,012) $	(493) $	(973)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (546) $	(36) $	(6) $	(1,233) $	(41,375) $	(72) $	(340) $	(1,012) $	(493) $	(973)

Year Ended October 31, 2008
From net investment
income	$ (901) $	(139) $	(9) $	(1,835) $	(41,624) $	(102) $	(780) $	(1,871) $	(748) $	(2,191)
From net realized gain on
investments	(4,015)	(1,335)	(90)	(7,841)	(124,992)	(526)	(3,667)	(7,888)	(3,517)	(7,629)

Total Dividends and
Distributions	$ (4,916) $	(1,474) $	(99) $	(9,676) $ (166,616) $		(628) $	(4,447) $	(9,759) $	(4,265) $	(9,820)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									MidCap Blend Fund

								Year Ended			Year Ended
								October 31, 2009			October 31, 2008

Operations
Net investment income (loss)								$ (32)			$ (896)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(17,853)		32,307
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									93,250		(341,511)

		Net Increase (Decrease) in Net Assets Resulting from Operations							75,365		(310,100)

Dividends and Distributions to Shareholders
From net realized gain on investments									(32,308)		(86,226)

						Total Dividends and Distributions			(32,308)		(86,226)

Capital Share Transactions
Net increase (decrease) in capital share transactions									466,875		49,743
Redemption fees - Class A									1		3
Redemption fees - Class J									–		3

					Total increase (decrease) in net assets				509,933		(346,577)

Net Assets
Beginning of period									585,278		931,855

End of period (including undistributed net investment income as set forth below)								$ 1,095,211			$ 585,278

Undistributed (overdistributed) net investment income (loss)								$ (19)			$ 13

	Class A Class B		Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 41,456 $	3,703	$ 2,791	$ 17,690	$ 44,957	$ 921	$ 1,661	$ 4,193	$ 2,672	$ 5,958
Issued in acquisitions	36,812	10,845	3,912	–	368,602	–	–	–	–	–
Reinvested	19,297	1,897	201	7,197	443	55	139	420	303	629
Redeemed	(57,336)	(10,856)	(902)	(22,143)	(10,891)	(257)	(680)	(2,376)	(810)	(3,628)

Net Increase (Decrease)	$ 40,229 $	5,589	$ 6,002	$ 2,744	$ 403,111	$ 719	$ 1,120	$ 2,237	$ 2,165	$ 2,959

Shares:
Sold	4,579	407	310	2,021	4,760	106	182	457	293	660
Issued in acquisitions	3,375	1,014	368	–	33,427	–	–	–	–	–
Reinvested	2,345	233	25	901	53	7	17	51	36	76
Redeemed	(6,530)	(1,237)	(104)	(2,605)	(1,186)	(30)	(75)	(255)	(88)	(404)

Net Increase (Decrease)	3,769	417	599	317	37,054	83	124	253	241	332

Year Ended October 31, 2008
Dollars:
Sold	$ 44,988 $	4,807	$ 2,706	$ 27,795	$ 42,800	$ 539	$ 1,630	$ 4,650	$ 2,966	$ 6,169
Reinvested	53,899	6,258	386	20,143	122	123	318	948	579	2,442
Redeemed	(85,634)	(17,802)	(1,233)	(42,998)	(4,071)	(425)	(1,056)	(3,256)	(2,067)	(15,983)

Net Increase (Decrease)	$ 13,253 $	(6,737) $	1,859	$ 4,940	$ 38,851	$ 237	$ 892	$ 2,342	$ 1,478	$ (7,372)

Shares:
Sold	3,438	371	211	2,148	3,223	42	124	356	220	475
Reinvested	3,831	446	28	1,470	9	9	23	68	41	174
Redeemed	(6,664)	(1,395)	(98)	(3,444)	(322)	(33)	(85)	(252)	(153)	(1,190)

Net Increase (Decrease)	605	(578)	141	174	2,910	18	62	172	108	(541)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ – $	–	$ – $	– $	–	$ – $	– $	–	$ –	$ –
From net realized gain on
investments	(19,722)	(1,941)	(215)	(7,204)	(1,678)	(55)	(141)	(420)	(303)	(629)

Total Dividends and Distributions $ (19,722) $		(1,941) $	(215) $	(7,204) $	(1,678) $	(55) $	(141) $	(420) $	(303) $	(629)

Year Ended October 31, 2008
From net investment
income	$ – $	–	$ – $	– $	–	$ – $	– $	–	$ –	$ –
From net realized gain on
investments	(54,757)	(6,357)	(401)	(20,165)	(130)	(123)	(318)	(948)	(579)	(2,448)

Total Dividends and Distributions $ (54,757) $		(6,357) $	(401) $ (20,165) $		(130) $	(123) $	(318) $	(948) $	(579) $	(2,448)

See accompanying notes.

141

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								MidCap Growth Fund

								Year Ended	Year Ended
								October 31, 2009	October 31, 2008

Operations
Net investment income (loss)							$ (417)		$ (242)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(12,315)	(3,240)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								17,799	(20,056)

		Net Increase (Decrease) in Net Assets Resulting from Operations						5,067	(23,538)

Dividends and Distributions to Shareholders
From net realized gain on investments								–	(3,244)

				Total Dividends and Distributions				–	(3,244)

Capital Share Transactions
Net increase (decrease) in capital share transactions								29,086	30,463

				Total increase (decrease) in net assets				34,153	3,681

Net Assets
Beginning of period								49,288	45,607

End of period (including undistributed net investment income as set forth below)							$ 83,441		$ 49,288

Undistributed (overdistributed) net investment income (loss)							$ –		$ –

		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 2,764 $	25,600	$ 585 $	2,057 $	8,984 $	6,252 $	9,778
Redeemed	(3,922)	(12,428)	(198)	(449)	(1,215)	(3,920)	(4,802)

Net Increase (Decrease)	$ (1,158) $	13,172	$ 387 $	1,608 $	7,769 $	2,332 $	4,976

Shares:
Sold	607	5,145	123	411	1,845	1,251	1,916
Redeemed	(866)	(2,500)	(39)	(89)	(229)	(756)	(896)

Net Increase (Decrease)	(259)	2,645	84	322	1,616	495	1,020

Year Ended October 31, 2008
Dollars:
Sold	$ 10,542 $	21,924	$ 751 $	501 $	1,174 $	6,038 $	4,253
Reinvested	2,068	605	17	50	105	24	293
Redeemed	(7,082)	(4,157)	(127)	(270)	(331)	(874)	(5,041)

Net Increase (Decrease)	$ 5,528 $	18,372	$ 641 $	281 $	948 $	5,188 $	(495)

Shares:
Sold	1,442	2,978	111	67	168	790	586
Reinvested	265	72	2	6	12	3	34
Redeemed	(1,032)	(606)	(19)	(40)	(46)	(117)	(671)

Net Increase (Decrease)	675	2,444	94	33	134	676	(51)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ – $	–	$ – $	– $	– $	– $	–
From net realized gain on
investments	–	–	–	–	–	–	–

Total Dividends and Distributions $	– $	–	$ – $	– $	– $	– $	–

Year Ended October 31, 2008
From net investment
income	$ – $	–	$ – $	– $	– $	– $	–
From net realized gain on
investments	(2,068)	(684)	(17)	(50)	(105)	(27)	(293)

Total Dividends and Distributions $	(2,068) $	(684) $	(17) $	(50) $	(105) $	(27) $	(293)

See accompanying notes.

142

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									MidCap Growth Fund III

									Year Ended		Year Ended
									October 31, 2009		October 31, 2008

Operations
Net investment income (loss)									$ (2,177)		$ (3,451)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(168,592)		(102,422)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									395,922		(299,531)

			Net Increase (Decrease) in Net Assets Resulting from Operations						225,153		(405,404)

Dividends and Distributions to Shareholders
From net realized gain on investments									–		(47,607)
From tax return of capital									–		(294)

					Total Dividends and Distributions				–		(47,901)

Capital Share Transactions
Net increase (decrease) in capital share transactions									393,917		257,856
Redemption fees - Class A									–		3
Redemption fees - Class J									1		–

				Total increase (decrease) in net assets					619,071		(195,446)

Net Assets
Beginning of period									529,818		725,264

End of period (including undistributed net investment income as set forth below)									$ 1,148,889		$ 529,818

Undistributed (overdistributed) net investment income (loss)									$ –		$ –

		Class A Class B	Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 6,007	$ 668	$ 805	$ 5,071	$ 158,566	$ 1,040	$ 1,403	$ 3,854	$ 3,462	$ 6,010
Issued in acquisitions	1,401	–	169	–	313,277	2,352	2,652	6,653	4,937	5,701
Redeemed	(5,572)	(1,569)	(415)	(3,747)	(96,154)	(616)	(2,170)	(7,849)	(2,634)	(9,385)

Net Increase (Decrease)	$ 1,836	$ (901) $	559	$ 1,324	$ 375,689	$ 2,776	$ 1,885	$ 2,658	$ 5,765	$ 2,326

Shares:
Sold	969	111	124	825	27,173	169	228	620	539	945
Issued in acquisitions	295	–	36	–	55,882	432	510	1,157	904	942
Redeemed	(949)	(271)	(72)	(644)	(15,065)	(94)	(367)	(1,199)	(427)	(1,385)

Net Increase (Decrease)	315	(160)	88	181	67,990	507	371	578	1,016	502

Year Ended October 31, 2008
Dollars:
Sold	$ 9,396	$ 1,402	$ 1,312	$ 6,361	$ 273,307	$ 825	$ 2,785	$ 14,236	$ 7,774	$ 12,491
Reinvested	2,594	818	103	2,590	35,472	70	952	2,151	1,730	1,347
Redeemed	(9,502)	(3,697)	(903)	(7,773)	(69,589)	(346)	(4,335)	(5,048)	(4,174)	(14,493)

Net Increase (Decrease)	$ 2,488	$ (1,477) $	512	$ 1,178	$ 239,190	$ 549	$ (598) $ 11,339		$ 5,330	$ (655)

Shares:
Sold	935	143	128	677	27,134	85	284	1,423	751	1,212
Reinvested	236	76	9	246	3,159	7	86	189	152	117
Redeemed	(1,031)	(407)	(100)	(871)	(7,754)	(39)	(468)	(550)	(451)	(1,517)

Net Increase (Decrease)	140	(188)	37	52	22,539	53	(98)	1,062	452	(188)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ –	$ –	$ – $	– $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ – $	– $	–	$ –	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment
income	$ –	$ –	$ – $	– $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(2,628)	(834)	(104)	(2,574)	(35,254)	(70)	(947)	(2,138)	(1,719)	(1,339)
From tax return of capital	(16)	(5)	(1)	(16)	(218)	–	(6)	(13)	(11)	(8)

Total Dividends and Distributions $	(2,644) $	(839) $	(105) $	(2,590) $	(35,472) $	(70) $	(953) $	(2,151) $	(1,730) $	(1,347)

See accompanying notes.

143

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								MidCap S&P 400 Index Fund

								Year Ended	Year Ended
								October 31, 2009	October 31, 2008

Operations
Net investment income (loss)							$ 2,025		$ 2,220
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(4,207)	5,722
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								39,028	(102,536)

		Net Increase (Decrease) in Net Assets Resulting from Operations						36,846	(94,594)

Dividends and Distributions to Shareholders
From net investment income								(2,266)	(1,906)
From net realized gain on investments								(9,635)	(14,804)

				Total Dividends and Distributions				(11,901)	(16,710)

Capital Share Transactions
Net increase (decrease) in capital share transactions								54,596	40,908

				Total increase (decrease) in net assets				79,541	(70,396)

Net Assets
Beginning of period								165,785	236,181

End of period (including undistributed net investment income as set forth below)							$ 245,326		$ 165,785

Undistributed (overdistributed) net investment income (loss)							$ 1,546		$ 1,803

	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 5,941 $	19,572	$ 2,212 $	4,099 $	8,976 $	9,182 $ 26,673
Reinvested	1,688	2,742	262	959	2,002	1,222	3,018
Redeemed	(3,891)	(9,403)	(790)	(3,410)	(4,467)	(3,675)	(8,316)

Net Increase (Decrease)	$ 3,738 $	12,911	$ 1,684 $	1,648 $	6,511 $	6,729 $ 21,375

Shares:
Sold	669	2,263	254	453	981	1,030	3,054
Reinvested	211	335	33	117	243	147	363
Redeemed	(459)	(1,062)	(89)	(369)	(504)	(422)	(960)

Net Increase (Decrease)	421	1,536	198	201	720	755	2,457

Year Ended October 31, 2008
Dollars:
Sold	$ 6,472 $	26,518	$ 2,619 $	3,907 $ 11,237 $ 13,051 $ 16,604
Reinvested	2,902	2,499	401	1,760	3,029	1,194	4,911
Redeemed	(9,244)	(10,154)	(2,168)	(6,049)	(9,732)	(3,805)	(15,044)

Net Increase (Decrease)	$ 130 $	18,863	$ 852 $	(382) $	4,534 $ 10,440 $		6,471

Shares:
Sold	493	1,982	196	291	827	938	1,233
Reinvested	199	169	27	118	202	79	326
Redeemed	(721)	(779)	(181)	(470)	(728)	(282)	(1,133)

Net Increase (Decrease)	(29)	1,372	42	(61)	301	735	426

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (252) $	(668) $	(28) $	(111) $	(331) $	(247) $	(629)
From net realized gain on
investments	(1,436)	(2,082)	(234)	(848)	(1,671)	(975)	(2,389)

Total Dividends and
Distributions	$ (1,688) $	(2,750) $	(262) $	(959) $	(2,002) $	(1,222) $	(3,018)

Year Ended October 31, 2008
From net investment
income	$ (249) $	(409) $	(23) $	(129) $	(300) $	(144) $	(652)
From net realized gain on
investments	(2,654)	(2,103)	(378)	(1,631)	(2,729)	(1,050)	(4,259)

Total Dividends and
Distributions	$ (2,903) $	(2,512) $	(401) $	(1,760) $	(3,029) $	(1,194) $	(4,911)

See accompanying notes.

144

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									MidCap Value Fund I

									Year Ended	Year Ended
									October 31, 2009	October 31, 2008

Operations
Net investment income (loss)									$ 8,989	$ 9,155
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(144,156)		(73,125)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									306,276		(301,196)

			Net Increase (Decrease) in Net Assets Resulting from Operations						171,109		(365,166)

Dividends and Distributions to Shareholders
From net investment income									(9,947)		(7,203)
From net realized gain on investments									–		(104,384)

					Total Dividends and Distributions				(9,947)		(111,587)

Capital Share Transactions
Net increase (decrease) in capital share transactions									340,554		146,067

				Total increase (decrease) in net assets					501,716		(330,686)

Net Assets
Beginning of period									665,058		995,744

End of period (including undistributed net investment income as set forth below)									$ 1,166,774	$ 665,058

Undistributed (overdistributed) net investment income (loss)									$ 6,450	$ 7,385

	Class A Class B		Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 576 $	134	$ 254	$ 2,513	$ 150,730	$ 1,752	$ 2,530	$ 9,715	$ 4,470	$ 11,618
Issued in acquisitions	4,847	877	760	39,353	160,499	703	6,720	11,451	5,811	6,679
Reinvested	–	–	–	–	9,574	15	40	90	101	127
Redeemed	(429)	(129)	(83)	(3,527)	(72,007)	(494)	(1,580)	(3,961)	(3,602)	(5,573)

Net Increase (Decrease)	$ 4,994 $	882	$ 931	$ 38,339	$ 248,796	$ 1,976	$ 7,710	$ 17,295	$ 6,780	$ 12,851

Shares:
Sold	63	15	28	281	18,984	210	309	1,169	536	1,349
Issued in acquisitions	604	110	95	4,911	19,977	88	847	1,434	726	833
Reinvested	–	–	–	–	1,231	2	5	12	13	16
Redeemed	(46)	(14)	(9)	(390)	(8,781)	(61)	(180)	(470)	(400)	(676)

Net Increase (Decrease)	621	111	114	4,802	31,411	239	981	2,145	875	1,522

Year Ended October 31, 2008
Dollars:
Sold	N/A	N/A	N/A	N/A $ 142,632		$ 1,569	$ 2,986	$ 6,449	$ 7,506	$ 11,790
Reinvested	N/A	N/A	N/A	N/A	105,591	432	686	2,108	948	1,822
Redeemed	N/A	N/A	N/A	N/A	(116,890)	(922)	(1,514)	(5,935)	(2,212)	(10,979)

Net Increase (Decrease)	N/A	N/A	N/A	N/A $ 131,333		$ 1,079	$ 2,158	$ 2,622	$ 6,242	$ 2,633

Shares:
Sold	N/A	N/A	N/A	N/A	11,957	135	254	525	635	992
Reinvested	N/A	N/A	N/A	N/A	8,148	34	54	164	74	141
Redeemed	N/A	N/A	N/A	N/A	(10,132)	(78)	(131)	(509)	(191)	(920)

Net Increase (Decrease)	N/A	N/A	N/A	N/A	9,973	91	177	180	518	213

Distributions:
Year Ended October 31, 2009
From net investment income $	–	$ –	$ –	$ – $	(9,574) $	(15) $	(40) $	(90) $	(101) $	(127)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ – $	(9,574) $	(15) $	(40) $	(90) $	(101) $	(127)

Year Ended October 31, 2008
From net investment income	N/A	N/A	N/A	N/A $	(7,031) $	–	$ (4) $	(46) $	(35) $	(87)
From net realized gain on
investments	N/A	N/A	N/A	N/A	(98,560)	(432)	(682)	(2,062)	(913)	(1,735)

Total Dividends and Distributions	N/A	N/A	N/A	N/A $ (105,591) $		(432) $	(686) $	(2,108) $	(948) $	(1,822)

See accompanying notes.

145

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								MidCap Value Fund III

								Year Ended	Year Ended
								October 31, 2009	October 31, 2008

Operations
Net investment income (loss)							$ 1,196		$ 1,268
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(17,346)	(14,267)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								24,908	(39,134)

		Net Increase (Decrease) in Net Assets Resulting from Operations						8,758	(52,133)

Dividends and Distributions to Shareholders
From net investment income								(1,328)	(804)
From net realized gain on investments								–	(11,599)

				Total Dividends and Distributions				(1,328)	(12,403)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(2,438)	(3,955)

				Total increase (decrease) in net assets				4,992	(68,491)

Net Assets
Beginning of period								81,211	149,702

End of period (including undistributed net investment income as set forth below)							$ 86,203		$ 81,211

Undistributed (overdistributed) net investment income (loss)							$ 834		$ 966

		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 3,156 $	98	$ 211 $	438 $	474 $	448 $	6,870
Reinvested	1,141	–	4	13	20	33	117
Redeemed	(9,957)	(3)	(99)	(232)	(656)	(975)	(3,539)

Net Increase (Decrease)	$ (5,660) $	95	$ 116 $	219 $	(162) $	(494) $	3,448

Shares:
Sold	394	12	26	53	60	57	784
Reinvested	149	–	–	1	2	4	15
Redeemed	(1,297)	(1)	(12)	(28)	(86)	(120)	(439)

Net Increase (Decrease)	(754)	11	14	26	(24)	(59)	360

Year Ended October 31, 2008
Dollars:
Sold	$ 6,323 $	–	$ 304 $	675 $	802 $	1,099 $	4,008
Reinvested	11,389	–	23	127	198	192	461
Redeemed	(25,626)	–	(151)	(680)	(1,031)	(752)	(1,316)

Net Increase (Decrease)	$ (7,914) $	–	$ 176 $	122 $	(31) $	539 $	3,153

Shares:
Sold	539	–	27	58	69	94	365
Reinvested	878	–	2	10	15	15	35
Redeemed	(2,243)	–	(14)	(61)	(87)	(63)	(115)

Net Increase (Decrease)	(826)	–	15	7	(3)	46	285

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (1,141) $	–	$ (4) $	(13) $	(20) $	(33) $	(117)
From net realized gain on
investments	–	–	–	–	–	–	–

Total Dividends and Distributions $	(1,141) $	–	$ (4) $	(13) $	(20) $	(33) $	(117)

Year Ended October 31, 2008
From net investment
income	$ (722) $	–	$ (1) $	(6) $	(13) $	(17) $	(45)
From net realized gain on
investments	(10,676)	(1)	(23)	(121)	(185)	(175)	(418)

Total Dividends and Distributions $ (11,398) $		(1) $	(24) $	(127) $	(198) $	(192) $	(463)

See accompanying notes.

146

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Money Market Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 12,272		$ 80,699
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(54)		(3,741)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements

		Net Increase (Decrease) in Net Assets Resulting from Operations							12,218		76,958

Dividends and Distributions to Shareholders
From net investment income								(12,272)			(80,699)

					Total Dividends and Distributions			(12,272)			(80,699)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(458,474)			270,331

					Total increase (decrease) in net assets			(458,528)			266,590

Net Assets
Beginning of period								2,808,590			2,542,000

End of period (including undistributed net investment income as set forth below)								$ 2,350,062		$ 2,808,590

Undistributed (overdistributed) net investment income (loss)								$ –		$ –

	Class A	Class B Class C Class J			Class S Institutional R-1			R-2	R-3	R-4	R-5

Capital Share
Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 659,720	$ 60,716 $ 50,539	$ 227,413		$ 396,802 $ 306,339	$ 18,105		$ 23,928 $	77,071	$ 67,269	$ 124,297
Reinvested	3,650	115	89	1,229	4,182	1,422	23	76	250	129	662
Redeemed	(802,019)	(81,457)	(62,845)	(237,677)	(592,575)	(352,830)	(19,275)	(32,080)	(94,616)	(72,005)	(135,121)

Net Increase (Decrease)	$ (138,649)	$ (20,626) $	(12,217) $	(9,035) $ (191,591) $		(45,069) $	(1,147) $	(8,076) $ (17,295) $		(4,607) $ (10,162)

Shares:
Sold	659,720	60,716	50,539	227,413	396,802	306,339	18,105	23,928	77,071	67,269	124,297
Reinvested	3,650	115	89	1,229	4,182	1,422	23	76	250	129	662
Redeemed	(802,019)	(81,457)	(62,845)	(237,677)	(592,575)	(352,830)	(19,275)	(32,080)	(94,616)	(72,005)	(135,121)

Net Increase (Decrease)	(138,649)	(20,626)	(12,217)	(9,035)	(191,591)	(45,069)	(1,147)	(8,076)	(17,295)	(4,607)	(10,162)

Year Ended October 31, 2008
Dollars:
Sold	$ 1,360,383	$ 101,427 $	57,949	$ 338,953	$ 1,402,124 $	565,039	$ 29,849	$ 51,998 $ 210,539		$ 106,350 $ 310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	$ (1,176,857) $ 54,158 $ 31,783		$ 169,890		$ 953,071 $	60,428	$ 7,636	$ 17,142 $	63,496	$ 16,965	$ 72,619

Shares:
Sold	1,360,383	101,427	57,949	338,953	1,402,124	565,039	29,849	51,998	210,539	106,350	310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	(1,176,857)	54,158	31,783	169,890	953,071	60,428	7,636	17,142	63,496	16,965	72,619

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (3,828)	$ (155) $	(100) $	(1,233) $	(4,182) $	(1,634) $	(23) $	(76) $	(250) $	(129) $	(662)
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (3,828)	$ (155) $	(100) $	(1,233) $	(4,182) $	(1,634) $	(23) $	(76) $	(250) $	(129) $	(662)

Year Ended October 31, 2008
From net investment
income	$ (50,632)	$ (877) $	(363) $	(6,181) $	(6,984) $	(9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (50,632)	$ (877) $	(363) $	(6,181) $	(6,984) $	(9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)

See accompanying notes.

147

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Preferred Securities Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 137,487		$ 85,199
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(62,021)	(135,447)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									611,107	(402,700)

		Net Increase (Decrease) in Net Assets Resulting from Operations							686,573	(452,948)

Dividends and Distributions to Shareholders
From net investment income									(137,851)	(84,591)

					Total Dividends and Distributions				(137,851)	(84,591)

Capital Share Transactions
Net increase (decrease) in capital share transactions									625,983	929,922
Redemption fees - Class A									19	6
Redemption fees - Class C									5	1
Redemption fees - Class J									–	1

				Total increase (decrease) in net assets					1,174,729	392,391

Net Assets
Beginning of period									1,237,346	844,955

End of period (including undistributed net investment income as set forth below)								$ 2,412,075		$ 1,237,346

Undistributed (overdistributed) net investment income (loss)								$ 979		$ 1,294

	Class A Class C Class J Institutional R-1					R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 545,622 $ 278,167 $		4,348	$ 282,648	$ 590	$ 557	$ 324	$ 422 $	1,405
Reinvested	19,513	7,773	1,308	83,074	62	55	118	144	44
Redeemed	(229,958)	(60,686)	(4,159)	(302,429)	(230)	(428)	(751)	(540)	(1,010)

Net Increase (Decrease)	$ 335,177 $ 225,254 $		1,497	$ 63,293	$ 422	$ 184	$ (309) $	26 $	439

Shares:
Sold	76,300	38,769	560	40,879	80	75	45	57	172
Reinvested	2,640	1,048	187	11,766	9	8	17	20	6
Redeemed	(32,041)	(8,415)	(615)	(44,442)	(34)	(64)	(103)	(83)	(127)

Net Increase (Decrease)	46,899	31,402	132	8,203	55	19	(41)	(6)	51

Year Ended October 31, 2008
Dollars:
Sold	$ 307,835 $ 152,027 $		7,560	$ 620,116	$ 794	$ 686	$ 1,281	$ 2,964 $	689
Reinvested	5,623	1,233	1,361	66,165	38	44	118	145	41
Redeemed	(115,872)	(15,408)	(9,277)	(95,011)	(492)	(439)	(964)	(793)	(542)

Net Increase (Decrease)	$ 197,586 $ 137,852 $		(356) $ 591,270	$ 340	$ 291	$ 435		$ 2,316 $	188

Shares:
Sold	34,553	17,074	811	69,452	92	81	141	307	74
Reinvested	658	148	156	7,614	4	5	14	17	5
Redeemed	(14,693)	(1,987)	(1,077)	(11,279)	(61)	(53)	(116)	(89)	(62)

Net Increase (Decrease)	20,518	15,235	(110)	65,787	35	33	39	235	17

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (32,246) $	(18,392) $	(1,312) $	(85,478) $	(62) $	(55) $	(118) $	(144) $	(44)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (32,246) $	(18,392) $	(1,312) $	(85,478) $	(62) $	(55) $	(118) $	(144) $	(44)

Year Ended October 31, 2008
From net investment
income	$ (11,639) $	(4,925) $	(1,366) $	(66,274) $	(38) $	(44) $	(118) $	(146) $	(41)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (11,639) $	(4,925) $	(1,366) $	(66,274) $	(38) $	(44) $	(118) $	(146) $	(41)

See accompanying notes.

148

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Principal Capital Appreciation Fund(a)

					Year Ended	Year Ended
					October 31, 2009	October 31, 2008

Operations
Net investment income (loss)					$ 6,083	$ 8,896
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					13,895	43,403
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					72,730	(583,144)

		Net Increase (Decrease) in Net Assets Resulting from Operations			92,708	(530,845)

Dividends and Distributions to Shareholders
From net investment income					(7,102)	(10,800)
From net realized gain on investments					(44,445)	(123,750)

				Total Dividends and Distributions	(51,547)	(134,550)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(63,061)	(341,695)
Redemption fees - Class A					1	1

				Total increase (decrease) in net assets	(21,899)	(1,007,089)

Net Assets
Beginning of period					903,791	1,910,880

End of period (including undistributed net investment income as set forth below)					$ 881,892	$ 903,791

Undistributed (overdistributed) net investment income (loss)					$ 5,230	$ 6,033

	Class A	Class B Class C Institutional

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 32,183 $	5,203 $	5,391 $	9,219
Reinvested	19,140	4,632	645	24,796
Redeemed	(83,046)	(24,170)	(3,505)	(53,549)

Net Increase (Decrease)	$ (31,723) $ (14,335) $		2,531 $	(19,534)

Shares:
Sold	1,124	214	209	321
Reinvested	702	198	28	899
Redeemed	(2,981)	(1,013)	(151)	(1,890)

Net Increase (Decrease)	(1,155)	(601)	86	(670)

Year Ended October 31, 2008
Dollars:
Sold	$ 52,445 $	9,186 $	3,582 $	27,983
Reinvested	62,604	12,006	1,497	53,063
Redeemed	(367,824)	(46,856)	(6,044)	(143,337)

Net Increase (Decrease)	$ (252,775) $	(25,664) $	(965) $	(62,291)

Shares:
Sold	1,320	264	103	685
Reinvested	1,402	309	38	1,175
Redeemed	(9,389)	(1,366)	(178)	(3,703)

Net Increase (Decrease)	(6,667)	(793)	(37)	(1,843)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (2,125) $	– $	– $	(4,977)
From net realized gain on
investments	(18,790)	(5,122)	(714)	(19,819)

Total Dividends and
Distributions	$ (20,915) $	(5,122) $	(714) $	(24,796)

Year Ended October 31, 2008
From net investment
income	$ (4,780) $	– $	– $	(6,020)
From net realized gain on
investments	(61,555)	(13,476)	(1,676)	(47,043)

Total Dividends and
Distributions	$ (66,335) $	(13,476) $	(1,676) $	(53,063)

(a)	Effective June 30, 2009, West Coast Equity Fund changed its name to Principal Capital Appreciation Fund.

See accompanying notes.

149

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Principal LifeTime 2010 Fund

									Year Ended	Year Ended
									October 31, 2009	October 31, 2008

Operations
Net investment income (loss)								$ 42,268		$ 70,161
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(81,885)	42,435
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									253,629	(755,873)

		Net Increase (Decrease) in Net Assets Resulting from Operations							214,012	(643,277)

Dividends and Distributions to Shareholders
From net investment income									(52,124)	(63,007)
From net realized gain on investments									(45,044)	(30,198)

					Total Dividends and Distributions				(97,168)	(93,205)

Capital Share Transactions
Net increase (decrease) in capital share transactions									142,629	309,601
Redemption fees - Class A									1	–
Redemption fees - Class C									–	1
Redemption fees - Class J									4	7

				Total increase (decrease) in net assets					259,478	(426,873)

Net Assets
Beginning of period									1,381,951	1,808,824

End of period (including undistributed net investment income as set forth below)								$ 1,641,429		$ 1,381,951

Undistributed (overdistributed) net investment income (loss)								$ 21,745		$ 32,591

	Class A Class C(a) Class J Institutional R-1					R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 9,315	$ 822	$ 23,802	$ 176,956	$ 6,923	$ 8,232	$ 20,990	$ 26,100	$ 31,004
Reinvested	1,800	212	11,872	61,397	1,132	2,389	5,292	3,468	9,566
Redeemed	(8,664)	(4,745)	(42,196)	(134,734)	(4,622)	(9,546)	(15,604)	(13,162)	(25,370)

Net Increase (Decrease)	$ 2,451	$ (3,711) $		(6,522) $ 103,619	$ 3,433	$ 1,075	$ 10,678	$ 16,406	$ 15,200

Shares:
Sold	1,070	98	2,753	21,530	817	960	2,450	3,043	3,569
Reinvested	214	25	1,424	7,341	136	288	638	417	1,148
Redeemed	(1,012)	(543)	(5,060)	(16,634)	(537)	(1,102)	(1,867)	(1,518)	(3,060)

Net Increase (Decrease)	272	(420)	(883)	12,237	416	146	1,221	1,942	1,657

Year Ended October 31, 2008
Dollars:
Sold	$ 19,908	$ 2,971	$ 73,172	$ 259,325	$ 12,661	$ 13,170	$ 41,284	$ 31,654	$ 92,487
Reinvested	1,597	237	13,667	59,216	649	2,456	4,215	2,867	8,262
Redeemed	(13,200)	(2,574)	(80,497)	(136,316)	(3,231)	(11,459)	(19,440)	(21,373)	(42,107)

Net Increase (Decrease)	$ 8,305	$ 634	$ 6,342	$ 182,225	$ 10,079	$ 4,167	$ 26,059	$ 13,148	$ 58,642

Shares:
Sold	1,638	239	5,977	20,862	1,055	1,065	3,438	2,606	7,572
Reinvested	121	18	1,046	4,525	50	189	324	220	633
Redeemed	(1,128)	(225)	(7,046)	(12,204)	(285)	(995)	(1,666)	(1,792)	(3,681)

Net Increase (Decrease)	631	32	(23)	13,183	820	259	2,096	1,034	4,524

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (945) $	(93) $	(6,026) $	(33,741) $	(558) $	(1,158) $	(2,684) $	(1,813) $	(5,106)
From net realized gain on
investments	(873)	(125)	(5,862)	(27,656)	(574)	(1,231)	(2,608)	(1,655)	(4,460)

Total Dividends and
Distributions	$ (1,818) $	(218) $ (11,888) $		(61,397) $	(1,132) $	(2,389) $	(5,292) $	(3,468) $	(9,566)

Year Ended October 31, 2008
From net investment
income	$ (1,064) $	(150) $	(8,936) $	(40,726) $	(407) $	(1,567) $	(2,747) $	(1,896) $	(5,514)
From net realized gain on
investments	(550)	(93)	(4,747)	(18,490)	(242)	(889)	(1,468)	(971)	(2,748)

Total Dividends and
Distributions	$ (1,614) $	(243) $ (13,683) $		(59,216) $	(649) $	(2,456) $	(4,215) $	(2,867) $	(8,262)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

150

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Principal LifeTime 2015 Fund

							Year Ended	Period Ended
							October 31, 2009	October 31, 2008(a)

Operations
Net investment income (loss)							$ 3,129	$ 268
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(118)	(425)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							46,956	(14,331)

			Net Increase (Decrease) in Net Assets Resulting from Operations				49,967	(14,488)

Dividends and Distributions to Shareholders
From net investment income							(1,445)	–

					Total Dividends and Distributions		(1,445)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							212,756	67,722

					Total increase (decrease) in net assets		261,278	53,234

Net Assets
Beginning of period							53,234	–

End of period (including undistributed net investment income as set forth below)							$ 314,512	$ 53,234

Undistributed (overdistributed) net investment income (loss)							$ 1,949	$ 268

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 181,449	$ 6,264	$ 6,238	$ 15,388	$ 22,400	$ 16,904
Reinvested	781	47	52	174	173	218
Redeemed	(21,877)	(641)	(1,141)	(4,652)	(4,136)	(4,885)

Net Increase (Decrease)	$ 160,353	$ 5,670	$ 5,149	$ 10,910	$ 18,437	$ 12,237

Shares:
Sold	25,547	875	850	2,153	3,163	2,362
Reinvested	108	7	7	24	24	30
Redeemed	(2,812)	(96)	(165)	(647)	(607)	(712)

Net Increase (Decrease)	22,843	786	692	1,530	2,580	1,680

Periods Ended October 31, 2008
Dollars:
Sold	$ 40,354	$ 2,551	$ 2,205	$ 11,333	$ 7,670	$ 14,925
Redeemed	(5,231)	(235)	(464)	(1,599)	(419)	(3,368)

Net Increase (Decrease)	$ 35,123	$ 2,316	$ 1,741	$ 9,734	$ 7,251	$ 11,557

Shares:
Sold	4,301	271	244	1,231	808	1,473
Redeemed	(550)	(29)	(62)	(181)	(51)	(349)

Net Increase (Decrease)	3,751	242	182	1,050	757	1,124

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (781) $	(47) $	(52) $	(174) $	(173) $	(218)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and
Distributions	$ (781) $	(47) $	(52) $	(174) $	(173) $	(218)

Periods Ended October 31, 2008
From net investment
income	$ –	$ –	$ – $	–	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and
Distributions	$ –	$ –	$ – $	–	$ –	$ –

(a)	Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

151

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Principal LifeTime 2020 Fund

									Year Ended	Year Ended
									October 31, 2009	October 31, 2008

Operations
Net investment income (loss)								$ 90,860		$ 125,155
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(70,892)	109,600
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									539,486	(1,787,703)

		Net Increase (Decrease) in Net Assets Resulting from Operations							559,454	(1,552,948)

Dividends and Distributions to Shareholders
From net investment income									(94,501)	(112,290)
From net realized gain on investments									(119,088)	(72,000)

					Total Dividends and Distributions				(213,589)	(184,290)

Capital Share Transactions
Net increase (decrease) in capital share transactions									673,817	1,112,129
Redemption fees - Class A									1	1
Redemption fees - Class B									1	–
Redemption fees - Class J									8	11

				Total increase (decrease) in net assets					1,019,692	(625,097)

Net Assets
Beginning of period									3,030,955	3,656,052

End of period (including undistributed net investment income as set forth below)								$ 4,050,647		$ 3,030,955

Undistributed (overdistributed) net investment income (loss)								$ 36,933		$ 40,575

	Class A Class B		Class C(a) Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 18,872 $	1,650	$ 999	$ 71,503	$ 545,651	$ 12,185	$ 17,051	$ 45,337	$ 52,026	$ 67,828
Reinvested	3,241	405	302	26,481	139,365	2,307	4,923	10,798	7,584	18,091
Redeemed	(10,404)	(1,881)	(6,626)	(78,005)	(191,155)	(3,860)	(14,563)	(22,218)	(17,847)	(26,223)

Net Increase (Decrease)	$ 11,709 $	174	$ (5,325) $ 19,979		$ 493,861	$ 10,632	$ 7,411	$ 33,917	$ 41,763	$ 59,696

Shares:
Sold	2,195	189	122	8,197	64,545	1,430	1,985	5,299	5,965	7,870
Reinvested	385	48	36	3,170	16,618	277	593	1,297	909	2,165
Redeemed	(1,225)	(218)	(758)	(9,291)	(23,764)	(450)	(1,616)	(2,458)	(2,002)	(3,233)

Net Increase (Decrease)	1,355	19	(600)	2,076	57,399	1,257	962	4,138	4,872	6,802

Year Ended October 31, 2008
Dollars:
Sold	$ 36,565 $	2,838	$ 4,152	$ 172,017 $ 702,962		$ 20,177	$ 23,813	$ 84,687	$ 63,863	$ 151,820
Reinvested	2,545	427	285	27,089	117,974	1,537	4,681	8,348	5,927	15,396
Redeemed	(14,704)	(2,421)	(2,415)	(116,078)	(94,982)	(2,829)	(11,113)	(21,883)	(19,883)	(48,666)

Net Increase (Decrease)	$ 24,406 $	844	$ 2,022	$ 83,028	$ 725,954	$ 18,885	$ 17,381	$ 71,152	$ 49,907	$ 118,550

Shares:
Sold	2,872	223	323	13,646	54,466	1,618	1,897	6,747	5,012	11,814
Reinvested	182	30	21	1,954	8,496	111	339	604	428	1,111
Redeemed	(1,228)	(204)	(211)	(9,702)	(8,546)	(243)	(929)	(1,798)	(1,593)	(3,962)

Net Increase (Decrease)	1,826	49	133	5,898	54,416	1,486	1,307	5,553	3,847	8,963

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (1,381) $	(136) $	(100) $ (10,757) $ (63,895) $			(875) $	(1,853) $	(4,404) $		(3,204) $ (7,896)
From net realized gain on
investments	(1,913)	(292)	(205)	(15,737)	(75,470)	(1,432)	(3,070)	(6,394)	(4,380)	(10,195)

Total Dividends and
Distributions	$ (3,294) $	(428) $	(305) $ (26,494) $ (139,365) $			(2,307) $	(4,923) $ (10,798) $			(7,584) $ (18,091)

Year Ended October 31, 2008
From net investment
income	$ (1,549) $	(225) $	(151) $ (15,734) $ (73,532) $			(841) $	(2,620) $	(4,837) $		(3,520) $ (9,281)
From net realized gain on
investments	(1,039)	(211)	(144)	(11,371)	(44,443)	(696)	(2,061)	(3,511)	(2,408)	(6,116)

Total Dividends and
Distributions	$ (2,588) $	(436) $	(295) $ (27,105) $ (117,975) $			(1,537) $	(4,681) $	(8,348) $		(5,928) $ (15,397)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

152

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Principal LifeTime 2025 Fund

							Year Ended	Period Ended
							October 31, 2009	October 31, 2008(a)

Operations
Net investment income (loss)							$ 2,743	$ 197
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(8)	(578)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							51,451	(18,119)

			Net Increase (Decrease) in Net Assets Resulting from Operations				54,186	(18,500)

Dividends and Distributions to Shareholders
From net investment income							(1,566)	–

					Total Dividends and Distributions		(1,566)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							216,920	76,508

					Total increase (decrease) in net assets		269,540	58,008

Net Assets
Beginning of period							58,008	–

End of period (including undistributed net investment income as set forth below)							$ 327,548	$ 58,008

Undistributed (overdistributed) net investment income (loss)							$ 1,374	$ 197

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 180,040	$ 5,618 $	5,652	$ 13,778	$ 18,538	$ 16,448
Reinvested	802	48	48	198	140	330
Redeemed	(13,430)	(248)	(877)	(2,381)	(4,089)	(3,695)

Net Increase (Decrease)	$ 167,412	$ 5,418 $	4,823	$ 11,595	$ 14,589	$ 13,083

Shares:
Sold	26,511	816	820	2,015	2,715	2,360
Reinvested	116	7	7	29	20	48
Redeemed	(1,810)	(35)	(128)	(329)	(580)	(572)

Net Increase (Decrease)	24,817	788	699	1,715	2,155	1,836

Periods Ended October 31, 2008
Dollars:
Sold	$ 36,703	$ 2,648 $	1,165	$ 12,418	$ 7,490	$ 23,550
Redeemed	(2,744)	(183)	(6)	(1,387)	(596)	(2,550)

Net Increase (Decrease)	$ 33,959	$ 2,465 $	1,159	$ 11,031	$ 6,894	$ 21,000

Shares:
Sold	3,961	281	139	1,373	796	2,303
Redeemed	(329)	(22)	(1)	(158)	(75)	(275)

Net Increase (Decrease)	3,632	259	138	1,215	721	2,028

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (802) $	(48) $	(48) $	(198) $	(140) $	(330)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and
Distributions	$ (802) $	(48) $	(48) $	(198) $	(140) $	(330)

Periods Ended October 31, 2008
From net investment
income	$ –	$ – $	–	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and
Distributions	$ –	$ – $	–	$ –	$ –	$ –

(a)	Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

153

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Principal LifeTime 2030 Fund

									Year Ended	Year Ended
									October 31, 2009	October 31, 2008

Operations
Net investment income (loss)								$ 69,249		$ 98,788
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(42,546)	99,617
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									476,944	(1,643,609)

		Net Increase (Decrease) in Net Assets Resulting from Operations							503,647	(1,445,204)

Dividends and Distributions to Shareholders
From net investment income									(68,936)	(92,166)
From net realized gain on investments									(105,596)	(66,899)

					Total Dividends and Distributions				(174,532)	(159,065)

Capital Share Transactions
Net increase (decrease) in capital share transactions									664,737	1,080,497
Redemption fees - Class A									4	–
Redemption fees - Class J									3	5

				Total increase (decrease) in net assets					993,859	(523,767)

Net Assets
Beginning of period									2,600,064	3,123,831

End of period (including undistributed net investment income as set forth below)								$ 3,593,923		$ 2,600,064

Undistributed (overdistributed) net investment income (loss)								$ 20,241		$ 19,951

	Class A Class B Class C(a) Class J Institutional R-1						R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 17,520	$ 1,308 $	880	$ 69,133	$ 425,100	$ 11,597	$ 16,852	$ 41,222	$ 46,488	$ 74,802
Reinvested	2,078	323	293	20,958	115,541	1,698	4,015	8,899	6,490	14,171
Redeemed	(7,908)	(1,040)	(6,714)	(54,873)	(83,248)	(3,194)	(8,027)	(15,825)	(17,259)	(16,543)

Net Increase (Decrease)	$ 11,690	$ 591 $	(5,541) $	35,218	$ 457,393	$ 10,101	$ 12,840	$ 34,296	$ 35,719	$ 72,430

Shares:
Sold	2,090	156	112	8,109	51,452	1,392	2,034	4,964	5,386	9,049
Reinvested	255	40	36	2,592	14,239	211	499	1,100	784	1,748
Redeemed	(946)	(128)	(777)	(6,709)	(10,046)	(378)	(921)	(1,833)	(1,915)	(2,023)

Net Increase (Decrease)	1,399	68	(629)	3,992	55,645	1,225	1,612	4,231	4,255	8,774

Year Ended October 31, 2008
Dollars:
Sold	$ 21,116	$ 2,916 $	2,608	$ 159,652 $ 677,900		$ 15,552	$ 19,863	$ 79,904	$ 65,150	$ 126,058
Reinvested	1,910	376	309	22,337	102,812	1,282	4,344	7,619	5,732	12,304
Redeemed	(9,215)	(1,902)	(1,210)	(87,292)	(60,082)	(2,283)	(10,652)	(23,794)	(22,498)	(30,319)

Net Increase (Decrease)	$ 13,811	$ 1,390 $	1,707	$ 94,697	$ 720,630	$ 14,551	$ 13,555	$ 63,729	$ 48,384	$ 108,043

Shares:
Sold	1,674	224	201	12,663	52,997	1,235	1,561	6,392	5,045	9,834
Reinvested	136	26	22	1,596	7,350	92	312	545	402	878
Redeemed	(779)	(161)	(97)	(7,248)	(5,254)	(191)	(899)	(1,920)	(1,836)	(2,470)

Net Increase (Decrease)	1,031	89	126	7,011	55,093	1,136	974	5,017	3,611	8,242

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (786) $	(81) $	(78) $	(7,366) $ (47,705) $			(555) $ (1,282) $	(3,152) $		(2,355) $ (5,576)
From net realized gain on
investments	(1,331)	(249)	(226)	(13,601)	(67,836)	(1,143)	(2,733)	(5,747)	(4,135)	(8,595)

Total Dividends and
Distributions	$ (2,117) $	(330) $	(304) $ (20,967) $ (115,541) $				(1,698) $ (4,015) $	(8,899) $		(6,490) $ (14,171)

Year Ended October 31, 2008
From net investment
income	$ (1,088) $	(185) $	(156) $ (12,244) $ (61,143) $				(659) $ (2,285) $	(4,176) $		(3,215) $ (7,015)
From net realized gain on
investments	(844)	(196)	(166)	(10,093)	(41,669)	(623)	(2,059)	(3,443)	(2,517)	(5,289)

Total Dividends and
Distributions	$ (1,932) $	(381) $	(322) $ (22,337) $ (102,812) $				(1,282) $ (4,344) $	(7,619) $		(5,732) $ (12,304)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

154

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Principal LifeTime 2035 Fund

							Year Ended	Period Ended
							October 31, 2009	October 31, 2008(a)

Operations
Net investment income (loss)							$ 1,272	$ 49
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							39	(312)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							32,545	(10,378)

			Net Increase (Decrease) in Net Assets Resulting from Operations				33,856	(10,641)

Dividends and Distributions to Shareholders
From net investment income							(906)	–

					Total Dividends and Distributions		(906)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							136,016	46,788

				Total increase (decrease) in net assets			168,966	36,147

Net Assets
Beginning of period							36,147	–

End of period (including undistributed net investment income as set forth below)							$ 205,113	$ 36,147

Undistributed (overdistributed) net investment income (loss)							$ 415	$ 49

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 110,044	$ 4,423 $	2,597 $ 10,086		$ 11,264	$ 10,160
Reinvested	424	33	15	161	123	150
Redeemed	(6,122)	(85)	(320)	(1,129)	(4,168)	(1,640)

Net Increase (Decrease)	$ 104,346	$ 4,371 $	2,292 $	9,118	$ 7,219	$ 8,670

Shares:
Sold	16,516	658	391	1,481	1,673	1,487
Reinvested	63	5	2	24	18	22
Redeemed	(840)	(12)	(47)	(160)	(583)	(257)

Net Increase (Decrease)	15,739	651	346	1,345	1,108	1,252

Periods Ended October 31, 2008
Dollars:
Sold	$ 18,688	$ 1,463 $	797 $	9,846	$ 8,103	$ 10,632
Redeemed	(162)	(69)	(160)	(819)	(687)	(844)

Net Increase (Decrease)	$ 18,526	$ 1,394 $	637 $	9,027	$ 7,416	$ 9,788

Shares:
Sold	2,080	160	97	1,131	863	1,059
Redeemed	(19)	(7)	(19)	(94)	(75)	(101)

Net Increase (Decrease)	2,061	153	78	1,037	788	958

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (424) $	(33) $	(15) $	(161) $	(123) $	(150)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and
Distributions	$ (424) $	(33) $	(15) $	(161) $	(123) $	(150)

Periods Ended October 31, 2008
From net investment
income	$ –	$ – $	– $	–	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and
Distributions	$ –	$ – $	– $	–	$ –	$ –

(a)	Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

155

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Principal LifeTime 2040 Fund

									Year Ended	Year Ended
									October 31, 2009	October 31, 2008

Operations
Net investment income (loss)								$ 32,773		$ 46,699
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(6,927)	51,699
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									261,794	(884,754)

			Net Increase (Decrease) in Net Assets Resulting from Operations						287,640	(786,356)

Dividends and Distributions to Shareholders
From net investment income									(31,654)	(45,241)
From net realized gain on investments									(53,692)	(32,146)

					Total Dividends and Distributions				(85,346)	(77,387)

Capital Share Transactions
Net increase (decrease) in capital share transactions									469,910	672,087
Redemption fees - Class A									1	1
Redemption fees - Class J									1	3

				Total increase (decrease) in net assets					672,206	(191,652)

Net Assets
Beginning of period									1,365,920	1,557,572

End of period (including undistributed net investment income as set forth below)								$ 2,038,126		$ 1,365,920

Undistributed (overdistributed) net investment income (loss)								$ 5,799		$ 4,682

	Class A Class B Class C(a) Class J Institutional R-1						R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 10,235	$ 703 $	483	$ 32,327	$ 313,558	$ 8,589	$ 10,763	$ 28,332	$ 30,918	$ 47,924
Reinvested	1,179	234	115	8,436	59,500	879	1,764	4,134	2,995	6,100
Redeemed	(4,050)	(719)	(2,934)	(21,579)	(45,988)	(1,707)	(2,896)	(8,833)	(5,954)	(4,598)

Net Increase (Decrease)	$ 7,364	$ 218 $	(2,336) $	19,184	$ 327,070	$ 7,761	$ 9,631	$ 23,633	$ 27,959	$ 49,426

Shares:
Sold	1,233	87	62	3,808	37,888	1,031	1,305	3,448	3,693	5,785
Reinvested	147	29	14	1,044	7,317	109	219	513	371	752
Redeemed	(496)	(87)	(342)	(2,598)	(5,190)	(203)	(332)	(963)	(660)	(555)

Net Increase (Decrease)	884	29	(266)	2,254	40,015	937	1,192	2,998	3,404	5,982

Year Ended October 31, 2008
Dollars:
Sold	$ 13,329	$ 2,498 $	1,784	$ 85,442	$ 430,896	$ 9,705	$ 12,473	$ 42,336	$ 35,127	$ 60,230
Reinvested	1,174	245	137	8,870	53,262	648	1,904	3,477	2,221	5,435
Redeemed	(5,848)	(936)	(1,014)	(35,355)	(21,148)	(818)	(4,794)	(10,392)	(6,268)	(12,533)

Net Increase (Decrease)	$ 8,655	$ 1,807 $	907	$ 58,957	$ 463,010	$ 9,535	$ 9,583	$ 35,421	$ 31,080	$ 53,132

Shares:
Sold	1,051	198	136	6,655	33,322	771	974	3,466	2,773	4,663
Reinvested	82	17	10	619	3,705	45	133	243	155	379
Redeemed	(485)	(77)	(84)	(2,886)	(1,799)	(66)	(392)	(838)	(483)	(987)

Net Increase (Decrease)	648	138	62	4,388	35,228	750	715	2,871	2,445	4,055

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (404) $	(50) $	(25) $	(2,618) $	(23,186) $	(254) $	(502) $	(1,350) $	(1,047) $	(2,218)
From net realized gain on
investments	(782)	(186)	(91)	(5,818)	(36,314)	(625)	(1,262)	(2,784)	(1,948)	(3,882)

Total Dividends and Distributions $ (1,186) $		(236) $	(116) $	(8,436) $	(59,500) $	(879) $	(1,764) $	(4,134) $	(2,995) $	(6,100)

Year Ended October 31, 2008
From net investment
income	$ (666) $	(120) $	(67) $	(4,855) $	(31,889) $	(336) $	(1,000) $	(1,911) $	(1,255) $	(3,142)
From net realized gain on
investments	(515)	(127)	(71)	(4,018)	(21,373)	(312)	(904)	(1,567)	(966)	(2,293)

Total Dividends and Distributions $ (1,181) $		(247) $	(138) $	(8,873) $	(53,262) $	(648) $	(1,904) $	(3,478) $	(2,221) $	(5,435)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

156

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Principal LifeTime 2045 Fund

							Year Ended	Period Ended
							October 31, 2009	October 31, 2008(a)

Operations
Net investment income (loss)							$ 387	$ 3
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							19	(89)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							12,910	(2,894)

			Net Increase (Decrease) in Net Assets Resulting from Operations				13,316	(2,980)

Dividends and Distributions to Shareholders
From net investment income							(353)	–

				Total Dividends and Distributions			(353)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							55,173	16,463

				Total increase (decrease) in net assets			68,136	13,483

Net Assets
Beginning of period							13,483	–

End of period (including undistributed net investment income as set forth below)							$ 81,619	$ 13,483

Undistributed (overdistributed) net investment income (loss)							$ 37	$ 3

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 42,324	$ 1,999	$ 938 $	5,643 $	4,729 $	4,231
Reinvested	133	10	6	118	48	38
Redeemed	(2,071)	(67)	(80)	(682)	(1,889)	(255)

Net Increase (Decrease)	$ 40,386	$ 1,942	$ 864 $	5,079 $	2,888 $	4,014

Shares:
Sold	6,384	300	139	853	720	636
Reinvested	20	2	1	18	7	6
Redeemed	(277)	(10)	(12)	(100)	(272)	(38)

Net Increase (Decrease)	6,127	292	128	771	455	604

Periods Ended October 31, 2008
Dollars:
Sold	$ 5,882	$ 453	$ 216 $	5,303 $	2,812 $	2,461
Redeemed	(133)	(6)	(51)	(135)	(118)	(221)

Net Increase (Decrease)	$ 5,749	$ 447	$ 165 $	5,168 $	2,694 $	2,240

Shares:
Sold	658	51	27	718	299	252
Redeemed	(16)	(1)	(7)	(17)	(14)	(25)

Net Increase (Decrease)	642	50	20	701	285	227

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (133) $	(10) $	(6) $	(118) $	(48) $	(38)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	(133) $	(10) $	(6) $	(118) $	(48) $	(38)

Periods Ended October 31, 2008
From net investment
income	$ –	$ –	$ – $	– $	– $	–
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ – $	– $	– $	–

(a)	Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

157

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2050 Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 12,352		$ 19,095
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(2,336)		22,495
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									107,789		(372,036)

			Net Increase (Decrease) in Net Assets Resulting from Operations						117,805		(330,446)

Dividends and Distributions to Shareholders
From net investment income									(12,033)		(19,198)
From net realized gain on investments									(23,635)		(16,262)

					Total Dividends and Distributions				(35,668)		(35,460)

Capital Share Transactions
Net increase (decrease) in capital share transactions									209,363		265,480

				Total increase (decrease) in net assets					291,500		(100,426)

Net Assets
Beginning of period									552,558		652,984

End of period (including undistributed net investment income as set forth below)								$ 844,058		$ 552,558

Undistributed (overdistributed) net investment income (loss)								$ 1,258		$ 944

		Class A Class B Class C(a) Class J Institutional R-1					R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 7,249	$ 415 $	579	$ 7,963	$ 212,719	$ 3,715	$ 4,988	$ 11,524	$ 12,512	$ 21,494
Reinvested	729	77	67	1,715	27,390	319	787	1,378	1,190	2,008
Redeemed	(2,694)	(371)	(1,876)	(5,464)	(88,296)	(525)	(1,349)	(3,475)	(2,737)	(2,668)

Net Increase (Decrease)	$ 5,284	$ 121 $	(1,230) $	4,214	$ 151,813	$ 3,509	$ 4,426	$ 9,427	$ 10,965	$ 20,834

Shares:
Sold	917	54	79	981	27,621	472	632	1,459	1,559	2,701
Reinvested	94	10	9	227	3,545	42	103	180	155	260
Redeemed	(333)	(48)	(233)	(694)	(11,611)	(65)	(172)	(407)	(333)	(343)

Net Increase (Decrease)	678	16	(145)	514	19,555	449	563	1,232	1,381	2,618

Year Ended October 31, 2008
Dollars:
Sold	$ 6,525	$ 720 $	1,027	$ 17,235	$ 191,812	$ 4,248	$ 6,340	$ 13,767	$ 13,603	$ 20,837
Reinvested	739	93	65	2,083	27,103	240	888	1,272	968	1,991
Redeemed	(2,891)	(361)	(491)	(9,370)	(15,232)	(828)	(2,697)	(4,707)	(3,222)	(6,277)

Net Increase (Decrease)	$ 4,373	$ 452 $	601	$ 9,948	$ 203,683	$ 3,660	$ 4,531	$ 10,332	$ 11,349	$ 16,551

Shares:
Sold	533	58	82	1,390	15,415	347	512	1,158	1,128	1,676
Reinvested	53	7	5	151	1,941	17	64	92	69	143
Redeemed	(252)	(30)	(44)	(780)	(1,346)	(74)	(220)	(390)	(261)	(508)

Net Increase (Decrease)	334	35	43	761	16,010	290	356	860	936	1,311

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (226) $	(13) $	(16) $	(436) $	(9,650) $	(80) $	(194) $	(398) $	(370) $	(650)
From net realized gain on
investments	(508)	(65)	(53)	(1,279)	(17,740)	(239)	(593)	(980)	(820)	(1,358)

Total Dividends and Distributions $	(734) $	(78) $	(69) $	(1,715) $	(27,390) $	(319) $	(787) $	(1,378) $	(1,190) $	(2,008)

Year Ended October 31, 2008
From net investment
income	$ (390) $	(41) $	(31) $	(1,033) $	(14,966) $	(113) $	(428) $	(635) $	(501) $	(1,060)
From net realized gain on
investments	(361)	(52)	(39)	(1,051)	(12,137)	(127)	(460)	(637)	(467)	(931)

Total Dividends and Distributions $	(751) $	(93) $	(70) $	(2,084) $	(27,103) $	(240) $	(888) $	(1,272) $	(968) $	(1,991)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

158

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Principal LifeTime 2055 Fund

							Year Ended	Period Ended
							October 31, 2009	October 31, 2008(a)

Operations
Net investment income (loss)							$ 41	$ 1
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(38)	(33)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							1,648	(469)

			Net Increase (Decrease) in Net Assets Resulting from Operations				1,651	(501)

Dividends and Distributions to Shareholders
From net investment income							(35)	–

				Total Dividends and Distributions			(35)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							7,988	1,973

				Total increase (decrease) in net assets			9,604	1,472

Net Assets
Beginning of period							1,472	–

End of period (including undistributed net investment income as set forth below)							$ 11,076	$ 1,472

Undistributed (overdistributed) net investment income (loss)							$ 7	$ 1

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 8,166	$ 321	$ 69	$ 725 $	828 $	531
Reinvested	24	1	–	3	1	6
Redeemed	(2,281)	(58)	(22)	(116)	(188)	(22)

Net Increase (Decrease)	$ 5,909	$ 264	$ 47	$ 612 $	641 $	515

Shares:
Sold	1,217	47	10	114	121	75
Reinvested	4	–	–	–	–	1
Redeemed	(341)	(8)	(3)	(16)	(28)	(4)

Net Increase (Decrease)	880	39	7	98	93	72

Periods Ended October 31, 2008
Dollars:
Sold	$ 2,326	$ 76	$ 20	$ 161 $	36 $	469
Redeemed	(1,088)	–	–	(1)	–	(26)

Net Increase (Decrease)	$ 1,238	$ 76	$ 20	$ 160 $	36 $	443

Shares:
Sold	275	10	2	17	4	47
Redeemed	(141)	–	–	–	–	(3)

Net Increase (Decrease)	134	10	2	17	4	44

Distributions:
Year Ended October 31, 2009
From net investment income $	(24) $	(1) $	–	$ (3) $	(1) $	(6)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	(24) $	(1) $	–	$ (3) $	(1) $	(6)

Periods Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ – $	– $	–
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ – $	– $	–

(a)	Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

159

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

								Principal LifeTime Strategic Income
Amounts in thousands									Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 15,389		$ 28,437
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(28,474)		5,717
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									75,099		(176,685)

			Net Increase (Decrease) in Net Assets Resulting from Operations						62,014		(142,531)

Dividends and Distributions to Shareholders
From net investment income									(24,425)		(24,669)
From net realized gain on investments									(6,750)		(7,537)

					Total Dividends and Distributions				(31,175)		(32,206)

Capital Share Transactions
Net increase (decrease) in capital share transactions									60,055		79,697
Redemption fees - Class J									1		2

				Total increase (decrease) in net assets					90,895		(95,038)

Net Assets
Beginning of period									468,098		563,136

End of period (including undistributed net investment income as set forth below)								$ 558,993		$ 468,098

Undistributed (overdistributed) net investment income (loss)								$ 9,770		$ 19,968

		Class A Class B Class C(a) Class J Institutional R-1					R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 6,663	$ 174 $	663	$ 6,038 $	96,731	$ 4,778	$ 7,995	$ 11,338	$ 12,450	$ 13,967
Reinvested	1,084	34	161	3,589	19,964	358	1,052	1,502	1,237	2,138
Redeemed	(5,035)	(329)	(3,736)	(16,676)	(60,368)	(2,814)	(8,699)	(12,445)	(8,582)	(13,177)

Net Increase (Decrease)	$ 2,712	$ (121) $	(2,912) $	(7,049) $	56,327	$ 2,322	$ 348	$ 395	$ 5,105	$ 2,928

Shares:
Sold	746	20	77	669	10,796	526	923	1,297	1,397	1,573
Reinvested	124	4	18	415	2,302	41	122	174	144	247
Redeemed	(580)	(37)	(420)	(1,917)	(6,893)	(316)	(982)	(1,398)	(985)	(1,503)

Net Increase (Decrease)	290	(13)	(325)	(833)	6,205	251	63	73	556	317

Year Ended October 31, 2008
Dollars:
Sold	$ 14,524	$ 633 $	2,314	$ 16,729 $ 141,616	$ 10,937	$ 15,097		$ 20,541	$ 18,039	$ 34,580
Reinvested	787	35	119	4,917	20,188	237	1,437	1,615	657	2,134
Redeemed	(7,501)	(370)	(1,051)	(31,394)	(109,035)	(7,760)	(16,904)	(18,017)	(8,142)	(27,265)

Net Increase (Decrease)	$ 7,810	$ 298 $	1,382	$ (9,748) $	52,769	$ 3,414	$ (370) $	4,139	$ 10,554	$ 9,449

Shares:
Sold	1,256	58	210	1,463	12,076	931	1,285	1,767	1,581	2,963
Reinvested	65	3	10	409	1,675	20	120	135	54	177
Redeemed	(677)	(33)	(95)	(2,847)	(9,562)	(677)	(1,483)	(1,561)	(736)	(2,371)

Net Increase (Decrease)	644	28	125	(975)	4,189	274	(78)	341	899	769

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (859) $	(26) $	(130) $	(2,772) $	(15,786) $	(270) $	(797) $	(1,153) $	(965) $	(1,667)
From net realized gain on
investments	(251)	(9)	(42)	(835)	(4,178)	(88)	(255)	(349)	(272)	(471)

Total Dividends and Distributions $	(1,110) $	(35) $	(172) $	(3,607) $	(19,964) $	(358) $	(1,052) $	(1,502) $	(1,237) $	(2,138)

Year Ended October 31, 2008
From net investment
income	$ (625) $	(25) $	(91) $	(3,719) $	(15,608) $	(176) $	(1,102) $	(1,190) $	(500) $	(1,633)
From net realized gain on
investments	(197)	(10)	(35)	(1,235)	(4,581)	(61)	(335)	(425)	(157)	(501)

Total Dividends and Distributions $	(822) $	(35) $	(126) $	(4,954) $	(20,189) $	(237) $	(1,437) $	(1,615) $	(657) $	(2,134)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

160

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Real Estate Securities Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 34,840		$ 28,246
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(382,695)		(217,246)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									426,891	(445,865)

		Net Increase (Decrease) in Net Assets Resulting from Operations							79,036	(634,865)

Dividends and Distributions to Shareholders
From net investment income									(35,754)	(31,823)
From net realized gain on investments									–	(373,992)

					Total Dividends and Distributions				(35,754)	(405,815)

Capital Share Transactions
Net increase (decrease) in capital share transactions									204,786	595,149
Redemption fees - Class A									–	1
Redemption fees - Class J									2	7

				Total increase (decrease) in net assets					248,070	(445,523)

Net Assets
Beginning of period								1,182,983		1,628,506

End of period (including undistributed net investment income as set forth below)								$ 1,431,053		$ 1,182,983

Undistributed (overdistributed) net investment income (loss)								$ 1,299		$ 2,213

	Class A Class B Class C Class J Institutional R-1						R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 14,105	$ 1,062 $	2,070	$ 8,366	$ 301,137	$ 1,432 $	2,090	$ 9,915	$ 5,172	$ 23,757
Reinvested	1,467	218	77	2,281	28,922	74	262	739	342	1,221
Redeemed	(14,629)	(3,516)	(1,219)	(17,948)	(131,354)	(416)	(2,411)	(7,601)	(3,212)	(17,617)

Net Increase (Decrease)	$ 943	$ (2,236) $	928	$ (7,301) $ 198,705		$ 1,090 $	(59) $	3,053	$ 2,302	$ 7,361

Shares:
Sold	1,436	107	200	903	32,951	151	222	1,077	556	2,752
Reinvested	160	24	8	255	3,158	8	30	82	38	135
Redeemed	(1,572)	(374)	(133)	(1,968)	(13,787)	(45)	(250)	(781)	(337)	(1,788)

Net Increase (Decrease)	24	(243)	75	(810)	22,322	114	2	378	257	1,099

Year Ended October 31, 2008
Dollars:
Sold	$ 15,852	$ 2,002 $	2,060	$ 21,142	$ 364,168	$ 1,639 $	5,725	$ 13,526	$ 7,242	$ 23,221
Reinvested	28,277	6,862	1,627	47,197	280,920	920	5,012	10,172	4,041	18,435
Redeemed	(34,173)	(8,519)	(2,697)	(43,117)	(118,752)	(934)	(8,757)	(11,013)	(4,581)	(32,348)

Net Increase (Decrease)	$ 9,956	$ 345 $	990	$ 25,222	$ 526,336	$ 1,625 $	1,980	$ 12,685	$ 6,702	$ 9,308

Shares:
Sold	982	125	126	1,316	22,408	102	358	856	457	1,428
Reinvested	1,618	395	93	2,753	16,126	53	296	592	237	1,078
Redeemed	(2,109)	(529)	(168)	(2,744)	(7,384)	(59)	(541)	(674)	(294)	(1,990)

Net Increase (Decrease)	491	(9)	51	1,325	31,150	96	113	774	400	516

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (1,518) $	(229) $	(81) $	(2,285) $	(29,003) $	(74) $	(262) $	(739) $	(342) $	(1,221)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (1,518) $	(229) $	(81) $	(2,285) $	(29,003) $	(74) $	(262) $	(739) $	(342) $	(1,221)

Year Ended October 31, 2008
From net investment
income	$ (1,701) $	(236) $	(71) $	(2,621) $	(24,769) $	(51) $	(284) $	(642) $	(295) $	(1,153)
From net realized gain on
investments	(27,644)	(6,959)	(1,787)	(44,613)	(256,834)	(869)	(4,728)	(9,530)	(3,746)	(17,282)

Total Dividends and
Distributions	$ (29,345) $	(7,195) $	(1,858) $ (47,234) $ (281,603) $			(920) $	(5,012) $ (10,172) $			(4,041) $ (18,435)

See accompanying notes.

161

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Balanced Portfolio

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 75,889		$ 131,460
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(157,192)		238,762
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								430,870		(1,644,920)

		Net Increase (Decrease) in Net Assets Resulting from Operations						349,567		(1,274,698)

Dividends and Distributions to Shareholders
From net investment income								(74,488)		(144,893)
From net realized gain on investments								(254,589)		(235,184)

					Total Dividends and Distributions			(329,077)		(380,077)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(168,677)		(126,831)
Redemption fees - Class A									31	39
Redemption fees - Class B									5	8
Redemption fees - Class C									3	4
Redemption fees - Class J									10	5

				Total increase (decrease) in net assets				(148,138)		(1,781,550)

Net Assets
Beginning of period								3,163,655		4,945,205

End of period (including undistributed net investment income as set forth below)								$ 3,015,517		$ 3,163,655

Undistributed (overdistributed) net investment income (loss)								$ 6,393		$ 5,129

	Class A	Class B Class C Class J Institutional R-1					R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 246,167 $	38,062 $	81,795 $ 157,408 $		42,356	$ 2,380 $	702	$ 6,514 $	5,846 $ 13,590
Reinvested	165,189	67,856	58,772	8,977	2,990	136	22	555	277	537
Redeemed	(550,777)	(272,914)	(204,967)	(23,805)	(6,036)	(396)	(61)	(1,135)	(3,012)	(5,705)

Net Increase (Decrease)	$ (139,421) $ (166,996) $ (64,400) $ 142,580 $				39,310	$ 2,120 $	663	$ 5,934 $	3,111 $	8,422

Shares:
Sold	24,946	3,964	8,443	16,244	4,347	242	73	663	619	1,379
Reinvested	17,317	7,159	6,237	953	313	15	2	59	29	57
Redeemed	(56,803)	(28,171)	(21,359)	(2,469)	(625)	(39)	(6)	(123)	(280)	(555)

Net Increase (Decrease)	(14,540)	(17,048)	(6,679)	14,728	4,035	218	69	599	368	881

Year Ended October 31, 2008
Dollars:
Sold	$ 428,074 $	76,306 $ 135,728 $		76,965	$ 30,199	$ 1,414 $	234	$ 3,789 $	1,415 $	4,464
Reinvested	191,464	90,907	66,000	845	1,044	12	5	120	129	18
Redeemed	(650,780)	(370,680)	(201,187)	(8,093)	(4,073)	(58)	(54)	(361)	(450)	(227)

Net Increase (Decrease)	$ (31,242) $ (203,467) $		541 $	69,717	$ 27,170	$ 1,368 $	185	$ 3,548 $	1,094 $	4,255

Shares:
Sold	31,261	5,590	9,965	5,936	2,163	101	17	283	106	361
Reinvested	13,062	6,167	4,511	63	74	1	1	8	9	1
Redeemed	(49,190)	(27,869)	(15,207)	(676)	(325)	(4)	(5)	(27)	(34)	(19)

Net Increase (Decrease)	(4,867)	(16,112)	(731)	5,323	1,912	98	13	264	81	343

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (43,726) $	(13,478) $ (12,425) $		(3,171) $	(1,128) $	(43) $	(9) $	(166) $	(118) $	(224)
From net realized gain on
investments	(135,259)	(59,823)	(50,864)	(5,809)	(1,867)	(93)	(13)	(389)	(159)	(313)

Total Dividends and
Distributions	$ (178,985) $	(73,301) $ (63,289) $		(8,980) $	(2,995) $	(136) $	(22) $	(555) $	(277) $	(537)

Year Ended October 31, 2008
From net investment
income	$ (84,233) $	(33,886) $ (25,413) $		(621) $	(598) $	(10) $	(3) $	(63) $	(57) $	(9)
From net realized gain on
investments	(123,252)	(64,696)	(46,422)	(225)	(447)	(2)	(2)	(57)	(72)	(9)

Total Dividends and
Distributions	$ (207,485) $	(98,582) $ (71,835) $		(846) $	(1,045) $	(12) $	(5) $	(120) $	(129) $	(18)

See accompanying notes.

162

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Conservative Balanced Portfolio

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 19,645		$ 22,323
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(10,112)		19,729
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									79,319		(184,901)

		Net Increase (Decrease) in Net Assets Resulting from Operations							88,852		(142,849)

Dividends and Distributions to Shareholders
From net investment income									(19,003)		(24,102)
From net realized gain on investments									(23,460)		(22,823)

					Total Dividends and Distributions				(42,463)		(46,925)

Capital Share Transactions
Net increase (decrease) in capital share transactions									71,935		81,842
Redemption fees - Class A									9		26
Redemption fees - Class B									4		6
Redemption fees - Class C									2		7
Redemption fees - Class J									1		1

				Total increase (decrease) in net assets					118,340		(107,892)

Net Assets
Beginning of period									552,917		660,809

End of period (including undistributed net investment income as set forth below)								$ 671,257		$ 552,917

Undistributed (overdistributed) net investment income (loss)								$ 1,910		$ 1,303

	Class A Class B Class C			Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 88,292 $ 18,762 $ 51,048		$ 67,244	$ 16,446		$ 709 $	3,116	$ 3,892	$ 2,165 $	1,788
Reinvested	17,317	6,426	10,042	3,089	1,663	30	49	130	137	89
Redeemed	(96,075)	(44,973)	(61,324)	(11,113)	(1,728)	(113)	(2,709)	(512)	(649)	(1,303)

Net Increase (Decrease)	$ 9,534 $ (19,785) $		(234) $ 59,220	$ 16,381		$ 626 $	456	$ 3,510	$ 1,653 $	574

Shares:
Sold	10,359	2,247	6,097	7,900	1,927	82	366	457	263	204
Reinvested	2,067	773	1,211	366	198	3	6	15	17	10
Redeemed	(11,410)	(5,317)	(7,346)	(1,308)	(203)	(12)	(310)	(60)	(75)	(143)

Net Increase (Decrease)	1,016	(2,297)	(38)	6,958	1,922	73	62	412	205	71

Year Ended October 31, 2008
Dollars:
Sold	$ 100,556 $ 25,406 $ 57,820		$ 35,733	$ 22,937		$ 550 $	742	$ 795	$ 1,960 $	1,041
Reinvested	20,996	9,142	10,868	454	427	9	15	56	126	6
Redeemed	(104,187)	(45,507)	(48,406)	(5,193)	(3,371)	(198)	(110)	(208)	(549)	(68)

Net Increase (Decrease)	$ 17,365 $ (10,959) $ 20,282		$ 30,994	$ 19,993		$ 361 $	647	$ 643	$ 1,537 $	979

Shares:
Sold	9,605	2,444	5,536	3,463	2,147	50	70	79	171	106
Reinvested	1,909	827	991	44	41	1	1	5	12	–
Redeemed	(10,133)	(4,408)	(4,740)	(524)	(334)	(20)	(11)	(21)	(51)	(7)

Net Increase (Decrease)	1,381	(1,137)	1,787	2,983	1,854	31	60	63	132	99

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (8,828) $	(2,710) $	(4,451) $	(1,838) $	(931) $	(16) $	(25) $	(83) $	(77) $	(44)
From net realized gain on
investments	(10,222)	(4,406)	(6,657)	(1,253)	(732)	(14)	(24)	(47)	(60)	(45)

Total Dividends and
Distributions	$ (19,050) $	(7,116) $	(11,108) $	(3,091) $	(1,663) $	(30) $	(49) $	(130) $	(137) $	(89)

Year Ended October 31, 2008
From net investment
income	$ (12,379) $	(4,807) $	(5,982) $	(412) $	(400) $	(7) $	(13) $	(32) $	(66) $	(4)
From net realized gain on
investments	(10,919)	(5,458)	(6,287)	(42)	(27)	(2)	(2)	(24)	(60)	(2)

Total Dividends and
Distributions	$ (23,298) $	(10,265) $	(12,269) $	(454) $	(427) $	(9) $	(15) $	(56) $	(126) $	(6)

See accompanying notes.

163

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Conservative Growth Portfolio

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 38,038		$ 87,618
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(145,701)		228,157
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								320,936		(1,631,559)

		Net Increase (Decrease) in Net Assets Resulting from Operations						213,273		(1,315,784)

Dividends and Distributions to Shareholders
From net investment income								(37,756)		(93,305)
From net realized gain on investments								(234,949)		(235,742)

					Total Dividends and Distributions			(272,705)		(329,047)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(129,261)		(51,093)
Redemption fees - Class A									4	11
Redemption fees - Class B									4	1
Redemption fees - Class C									6	3
Redemption fees - Class J									1	1

				Total increase (decrease) in net assets				(188,678)		(1,695,908)

Net Assets
Beginning of period								2,405,040		4,100,948

End of period (including undistributed net investment income as set forth below)								$ 2,216,362		$ 2,405,040

Undistributed (overdistributed) net investment income (loss)								$ 15,884		$ 15,627

	Class A	Class B Class C Class J Institutional R-1					R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 154,327	$ 24,300 $	58,280 $ 70,985	$ 33,814		$ 1,394 $	1,633	$ 5,579 $	3,533 $	7,799
Reinvested	131,913	56,472	60,836	5,444	2,359	144	143	189	298	472
Redeemed	(357,820)	(187,607)	(181,474)	(12,158)	(3,341)	(522)	(435)	(618)	(555)	(4,645)

Net Increase (Decrease)	$ (71,580) $ (106,835) $ (62,358) $ 64,271			$ 32,832		$ 1,016 $	1,341	$ 5,150 $	3,276 $	3,626

Shares:
Sold	15,468	2,553	6,170	7,174	3,447	141	171	570	391	802
Reinvested	13,495	6,042	6,566	568	245	15	15	20	31	49
Redeemed	(36,035)	(19,708)	(19,161)	(1,233)	(341)	(51)	(46)	(64)	(56)	(431)

Net Increase (Decrease)	(7,072)	(11,113)	(6,425)	6,509	3,351	105	140	526	366	420

Year Ended October 31, 2008
Dollars:
Sold	$ 279,110	$ 53,081 $ 103,114 $ 53,721		$ 28,079		$ 1,513 $	1,494	$ 1,459 $	735 $	4,555
Reinvested	156,241	79,647	72,567	562	315	7	44	61	260	2
Redeemed	(420,537)	(269,204)	(182,239)	(8,079)	(6,722)	(77)	(233)	(131)	(280)	(158)

Net Increase (Decrease)	$ 14,814	$ (136,476) $	(6,558) $ 46,204	$ 21,672		$ 1,443 $	1,305	$ 1,389 $	715 $	4,399

Shares:
Sold	18,060	3,529	6,957	3,638	1,824	98	94	98	48	337
Reinvested	9,067	4,788	4,398	33	19	1	3	3	15	–
Redeemed	(28,243)	(18,566)	(12,697)	(579)	(455)	(5)	(16)	(9)	(19)	(13)

Net Increase (Decrease)	(1,116)	(10,249)	(1,342)	3,092	1,388	94	81	92	44	324

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (23,972) $	(5,279) $	(6,672) $	(1,085) $	(495) $	(25) $	(44) $	(35) $	(55) $	(94)
From net realized gain on
investments	(114,621)	(54,199)	(58,909)	(4,362)	(1,865)	(119)	(99)	(154)	(243)	(378)

Total Dividends and
Distributions	$ (138,593) $	(59,478) $ (65,581) $		(5,447) $	(2,360) $	(144) $	(143) $	(189) $	(298) $	(472)

Year Ended October 31, 2008
From net investment
income	$ (51,780) $	(21,025) $ (20,046) $		(203) $	(134) $	(3) $	(13) $	(19) $	(81) $	(1)
From net realized gain on
investments	(113,250)	(62,904)	(58,790)	(359)	(181)	(4)	(32)	(42)	(179)	(1)

Total Dividends and
Distributions	$ (165,030) $	(83,929) $ (78,836) $		(562) $	(315) $	(7) $	(45) $	(61) $	(260) $	(2)

See accompanying notes.

164

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Flexible Income Portfolio

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 28,103		$ 30,107
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(11,243)		14,167
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									97,758		(171,395)

		Net Increase (Decrease) in Net Assets Resulting from Operations							114,618		(127,121)

Dividends and Distributions to Shareholders
From net investment income									(27,667)		(30,696)
From net realized gain on investments									(16,978)		(18,079)

					Total Dividends and Distributions				(44,645)		(48,775)

Capital Share Transactions
Net increase (decrease) in capital share transactions									32,082		59,838
Redemption fees - Class A									19		27
Redemption fees - Class B									4		8
Redemption fees - Class C									8		15
Redemption fees - Class J									1		2

					Total increase (decrease) in net assets				102,087		(116,006)

Net Assets
Beginning of period									680,878		796,884

End of period (including undistributed net investment income as set forth below)								$ 782,965		$ 680,878

Undistributed (overdistributed) net investment income (loss)								$ 2,994		$ 2,106

	Class A Class B Class C Class J Institutional R-1						R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 140,173 $	27,251 $ 59,662		$ 44,591	$ 15,519	$ 838 $	239	$ 2,121	$ 616 $	1,309
Reinvested	21,029	8,281	8,202	1,262	557	11	8	71	46	53
Redeemed	(156,322)	(80,753)	(51,482)	(6,140)	(3,316)	(607)	(47)	(443)	(255)	(392)

Net Increase (Decrease)	$ 4,880 $ (45,221) $ 16,382			$ 39,713	$ 12,760	$ 242 $	200	$ 1,749	$ 407 $	970

Shares:
Sold	14,958	2,923	6,411	4,586	1,577	85	24	223	66	136
Reinvested	2,249	892	885	132	58	1	1	8	5	6
Redeemed	(16,610)	(8,619)	(5,502)	(654)	(335)	(61)	(5)	(46)	(25)	(39)

Net Increase (Decrease)	597	(4,804)	1,794	4,064	1,300	25	20	185	46	103

Year Ended October 31, 2008
Dollars:
Sold	$ 194,859 $	58,052 $ 72,086		$ 12,844	$ 19,909	$ 116 $	34	$ 502	$ 566 $	682
Reinvested	22,899	12,070	7,621	145	256	2	6	21	26	10
Redeemed	(171,339)	(103,880)	(50,315)	(2,749)	(13,994)	(7)	(2)	(158)	(356)	(68)

Net Increase (Decrease)	$ 46,419 $ (33,758) $ 29,392			$ 10,240	$ 6,171	$ 111 $	38	$ 365	$ 236 $	624

Shares:
Sold	17,811	5,353	6,614	1,221	1,780	11	3	47	54	63
Reinvested	2,041	1,069	682	14	24	–	1	2	2	1
Redeemed	(16,052)	(9,572)	(4,679)	(270)	(1,292)	(1)	–	(14)	(32)	(6)

Net Increase (Decrease)	3,800	(3,150)	2,617	965	512	10	4	35	24	58

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (15,363) $	(5,265) $	(5,483) $	(980) $	(434) $	(8) $	(5) $	(57) $	(33) $	(39)
From net realized gain on
investments	(8,774)	(4,178)	(3,571)	(284)	(124)	(3)	(3)	(14)	(13)	(14)

Total Dividends and
Distributions	$ (24,137) $	(9,443) $	(9,054) $ (1,264) $		(558) $	(11) $	(8) $	(71) $	(46) $	(53)

Year Ended October 31, 2008
From net investment
income	$ (17,049) $	(7,991) $	(5,225) $	(130) $	(257) $	(2) $	(4) $	(14) $	(16) $	(8)
From net realized gain on
investments	(8,932)	(5,760)	(3,348)	(15)	(3)	–	(2)	(7)	(10)	(2)

Total Dividends and
Distributions	$ (25,981) $ (13,751) $		(8,573) $	(145) $	(260) $	(2) $	(6) $	(21) $	(26) $	(10)

See accompanying notes.

165

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Strategic Growth Portfolio

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 17,938		$ 48,093
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(107,724)	138,618
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									211,875	(1,121,431)

		Net Increase (Decrease) in Net Assets Resulting from Operations							122,089	(934,720)

Dividends and Distributions to Shareholders
From net investment income									(5,245)	(52,103)
From net realized gain on investments									(138,630)	(143,018)

					Total Dividends and Distributions				(143,875)	(195,121)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(45,906)	13,574
Redemption fees - Class A									12	11
Redemption fees - Class B									3	2
Redemption fees - Class C									7	3
Redemption fees - Class J									–	2

				Total increase (decrease) in net assets					(67,670)	(1,116,249)

Net Assets
Beginning of period								1,471,438		2,587,687

End of period (including undistributed net investment income as set forth below)								$ 1,403,768		$ 1,471,438

Undistributed (overdistributed) net investment income (loss)								$ 12,889		$ 196

	Class A Class B Class C Class J Institutional R-1						R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 104,729 $	17,893 $	35,960 $ 43,014	$ 16,925	$ 1,302	$ 205	$ 2,862		$ 1,758	$ 1,332
Reinvested	68,546	31,385	30,321	4,471	1,019	113	29	157	127	112
Redeemed	(188,779)	(106,851)	(97,862)	(10,337)	(1,874)	(139)	(35)	(300)	(684)	(1,305)

Net Increase (Decrease)	$ (15,504) $ (57,573) $ (31,581) $ 37,148			$ 16,070	$ 1,276	$ 199	$ 2,719		$ 1,201	$ 139

Shares:
Sold	9,952	1,829	3,701	4,120	1,661	128	19	273	174	125
Reinvested	6,689	3,276	3,158	443	101	11	3	15	12	11
Redeemed	(18,026)	(10,821)	(9,920)	(1,003)	(179)	(12)	(3)	(28)	(59)	(114)

Net Increase (Decrease)	(1,385)	(5,716)	(3,061)	3,560	1,583	127	19	260	127	22

Year Ended October 31, 2008
Dollars:
Sold	$ 191,379 $	29,195 $	61,875 $ 58,149	$ 14,918	$ 1,532	$ 379	$ 1,017		$ 696	$ 1,442
Reinvested	89,543	50,383	42,038	599	264	17	6	62	103	3
Redeemed	(237,070)	(174,437)	(107,435)	(6,501)	(3,795)	(151)	(17)	(245)	(251)	(124)

Net Increase (Decrease)	$ 43,852 $ (94,859) $		(3,522) $ 52,247	$ 11,387	$ 1,398	$ 368	$ 834		$ 548	$ 1,321

Shares:
Sold	11,362	1,832	3,856	3,554	889	88	23	61	41	97
Reinvested	4,658	2,767	2,304	32	14	1	–	3	6	–
Redeemed	(14,440)	(11,137)	(6,915)	(427)	(230)	(9)	(1)	(17)	(15)	(9)

Net Increase (Decrease)	1,580	(6,538)	(755)	3,159	673	80	22	47	32	88

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (4,709) $	– $	– $	(373) $	(118) $	(7) $	(2) $	(13) $	(11) $	(12)
From net realized gain on
investments	(67,243)	(33,236)	(32,657)	(4,100)	(901)	(106)	(27)	(144)	(116)	(100)

Total Dividends and
Distributions	$ (71,952) $ (33,236) $ (32,657) $			(4,473) $	(1,019) $	(113) $	(29) $	(157) $	(127) $	(112)

Year Ended October 31, 2008
From net investment
income	$ (28,508) $ (12,490) $ (10,736) $			(218) $	(91) $	(7) $	(2) $	(19) $	(31) $	(1)
From net realized gain on
investments	(66,459)	(41,008)	(34,865)	(381)	(173)	(10)	(5)	(43)	(72)	(2)

Total Dividends and
Distributions	$ (94,967) $ (53,498) $ (45,601) $			(599) $	(264) $	(17) $	(7) $	(62) $	(103) $	(3)

See accompanying notes.

166

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Short-Term Bond Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 7,497		$ 12,858
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(18,362)	(3,209)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									20,014	(31,589)

		Net Increase (Decrease) in Net Assets Resulting from Operations							9,149	(21,940)

Dividends and Distributions to Shareholders
From net investment income									(7,750)	(13,283)

				Total Dividends and Distributions					(7,750)	(13,283)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(60,132)	(75,919)
Redemption fees - Class A									–	1
Redemption fees - Class C									2	–
Redemption fees - Class J									2	2

				Total increase (decrease) in net assets					(58,729)	(111,139)

Net Assets
Beginning of period									184,392	295,531

End of period (including undistributed net investment income as set forth below)								$ 125,663		$ 184,392

Undistributed (overdistributed) net investment income (loss)								$ (369)		$ (484)

		Class A Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 9,761 $	4,074	$ 7,711 $	18,397 $	596	$ 53	$ 512 $	825	$ 1,196
Reinvested	2,820	83	2,146	2,120	24	6	142	9	67
Redeemed	(17,520)	(1,235)	(12,921)	(74,515)	(306)	(190)	(807)	(1,930)	(1,250)

Net Increase (Decrease)	$ (4,939) $	2,922	$ (3,064) $	(53,998) $	314	$ (131) $	(153) $	(1,096) $	13

Shares:
Sold	1,181	497	931	2,203	71	6	62	100	147
Reinvested	346	10	263	262	3	1	18	1	9
Redeemed	(2,155)	(151)	(1,595)	(9,059)	(37)	(23)	(98)	(231)	(155)

Net Increase (Decrease)	(628)	356	(401)	(6,594)	37	(16)	(18)	(130)	1

Year Ended October 31, 2008
Dollars:
Sold	$ 6,835 $	1,354	$ 9,480 $	47,558 $	390	$ 96	$ 8,515 $	1,687	$ 2,788
Reinvested	3,702	67	2,675	5,756	15	6	481	104	118
Redeemed	(26,844)	(1,086)	(18,866)	(87,211)	(71)	(8)	(25,949)	(2,474)	(5,037)

Net Increase (Decrease)	$ (16,307) $	335	$ (6,711) $	(33,897) $	334	$ 94	$ (16,953) $	(683) $	(2,131)

Shares:
Sold	729	142	1,000	5,028	41	9	875	181	297
Reinvested	397	7	287	616	2	1	50	11	13
Redeemed	(2,884)	(117)	(2,025)	(9,463)	(8)	(1)	(2,718)	(269)	(537)

Net Increase (Decrease)	(1,758)	32	(738)	(3,819)	35	9	(1,793)	(77)	(227)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (3,004) $	(118) $	(2,175) $	(2,205) $	(24) $	(6) $	(142) $	(9) $	(67)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(3,004) $	(118) $	(2,175) $	(2,205) $	(24) $	(6) $	(142) $	(9) $	(67)

Year Ended October 31, 2008
From net investment
income	$ (3,927) $	(76) $	(2,720) $	(5,833) $	(15) $	(6) $	(483) $	(104) $	(119)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(3,927) $	(76) $	(2,720) $	(5,833) $	(15) $	(6) $	(483) $	(104) $	(119)

See accompanying notes.

167

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands				Short-Term Income Fund

				Year Ended	Year Ended
				October 31, 2009	October 31, 2008

Operations
Net investment income (loss)				$ 12,106	$ 18,858
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				(987)	(2,379)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				19,883	(12,066)

		Net Increase (Decrease) in Net Assets Resulting from Operations		31,002	4,413

Dividends and Distributions to Shareholders
From net investment income				(12,041)	(18,888)

			Total Dividends and Distributions	(12,041)	(18,888)

Capital Share Transactions
Net increase (decrease) in capital share transactions				151,628	102,894
Redemption fees - Class A				2	–
Redemption fees - Class C				3	–

			Total increase (decrease) in net assets	170,594	88,419

Net Assets
Beginning of period				298,561	210,142

End of period (including undistributed net investment income as set forth below)				$ 469,155	$ 298,561

Undistributed (overdistributed) net investment income (loss)				$ 91	$ 19

	Class A	Class C	Institutional

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 112,560 $ 39,978		$ 133,069
Reinvested	1,742	301	9,310
Redeemed	(19,968)	(4,297) (121,067)

Net Increase (Decrease)	$ 94,334	$ 35,982	$ 21,312

Shares:
Sold	9,736	3,465	11,526
Reinvested	151	26	816
Redeemed	(1,741)	(373)	(10,706)

Net Increase (Decrease)	8,146	3,118	1,636

Year Ended October 31, 2008
Dollars:
Sold	$ 23,016	$ 2,642	$ 334,621
Reinvested	1,171	124	17,301
Redeemed	(22,593)	(2,632) (250,756)

Net Increase (Decrease)	$ 1,594	$ 134	$ 101,166

Shares:
Sold	1,975	227	28,851
Reinvested	101	11	1,491
Redeemed	(1,946)	(227)	(21,870)

Net Increase (Decrease)	130	11	8,472

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (2,246) $	(433) $	(9,362)
From net realized gain on
investments	–	–	–

Total Dividends and
Distributions	$ (2,246) $	(433) $	(9,362)

Year Ended October 31, 2008
From net investment
income	$ (1,437) $	(145) $	(17,306)
From net realized gain on
investments	–	–	–

Total Dividends and
Distributions	$ (1,437) $	(145) $	(17,306)

See accompanying notes.

168

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	SmallCap Blend Fund

	Year Ended	Year Ended
	October 31, 2009	October 31, 2008

Operations
Net investment income (loss)	$ 362	$ 341
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(68,962)	(18,217)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	69,301	(102,997)

Net Increase (Decrease) in Net Assets Resulting from Operations	701	(120,873)

Dividends and Distributions to Shareholders
From net investment income	(503)	–
From net realized gain on investments	–	(28,163)

Total Dividends and Distributions	(503)	(28,163)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(12,534)	(11,900)
Redemption fees - Class J	–	1

Total increase (decrease) in net assets	(12,336)	(160,935)

Net Assets
Beginning of period	193,035	353,970

End of period (including undistributed net investment income as set forth below)	$ 180,699	$ 193,035

Undistributed (overdistributed) net investment income (loss)	$ 194	$ 334

	Class A Class B			Class C Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 5,459	$ 424	$ 225	$ 3,937 $	1,360	$ 67	$ 115	$ 168	$ 570 $	1,995
Reinvested	–	–	–	309	185	–	–	–	5	4
Redeemed	(9,798)	(3,062)	(120)	(11,905)	(690)	(82)	(336)	(464)	(427)	(473)

Net Increase (Decrease)	$ (4,339) $	(2,638) $	105	$ (7,659) $	855	$ (15) $	(221) $	(296) $	148 $	1,526

Shares:
Sold	582	46	23	433	193	7	13	18	58	200
Reinvested	–	–	–	35	20	–	–	–	1	–
Redeemed	(1,078)	(343)	(13)	(1,363)	(65)	(9)	(36)	(53)	(45)	(46)

Net Increase (Decrease)	(496)	(297)	10	(895)	148	(2)	(23)	(35)	14	154

Year Ended October 31, 2008
Dollars:
Sold	$ 7,377	$ 600	$ 54	$ 3,750 $	–	$ 99	$ 267	$ 377	$ 1,235 $	522
Reinvested	9,216	1,726	121	12,925	3,319	33	217	146	165	203
Redeemed	(18,049)	(5,576)	(250)	(26,420)	(693)	(158)	(687)	(601)	(718)	(1,100)

Net Increase (Decrease)	$ (1,456) $	(3,250) $	(75) $	(9,745) $	2,626	$ (26) $	(203) $	(78) $	682 $	(375)

Shares:
Sold	529	43	4	278	–	7	18	27	87	35
Reinvested	594	114	8	867	210	2	14	10	10	13
Redeemed	(1,305)	(413)	(18)	(1,992)	(48)	(11)	(52)	(43)	(49)	(78)

Net Increase (Decrease)	(182)	(256)	(6)	(847)	162	(2)	(20)	(6)	48	(30)

Distributions:
Year Ended October 31, 2009
From net investment income $	–	$ –	$ –	$ (309) $	(185) $	–	$ –	$ –	$ (5) $	(4)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ (309) $	(185) $	–	$ –	$ –	$ (5) $	(4)

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ – $	–	$ – $	–	$ –	$ – $	–
From net realized gain on
investments	(9,271)	(1,753)	(124)	(12,930)	(3,319)	(33)	(217)	(146)	(165)	(205)

Total Dividends and Distributions $	(9,271) $	(1,753) $		(124) $ (12,930) $	(3,319) $	(33) $	(217) $	(146) $	(165) $	(205)

See accompanying notes.

169

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	SmallCap Growth Fund

	Year Ended	Year Ended
	October 31, 2009	October 31, 2008

Operations
Net investment income (loss)	$ (783)	$ (1,176)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(86,952)	(23,222)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	102,200	(146,332)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,465	(170,730)

Dividends and Distributions to Shareholders
From net investment income	(18)	–
From net realized gain on investments	–	(24,053)

Total Dividends and Distributions	(18)	(24,053)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(14,317)	(59,700)
Redemption fees - Class A	1	–
Redemption fees - Class J	2	–

Total increase (decrease) in net assets	133	(254,483)

Net Assets
Beginning of period	223,774	478,257

End of period (including undistributed net investment income as set forth below)	$ 223,907	$ 223,774

Undistributed (overdistributed) net investment income (loss)	$ –	$ –

	Class A Class B			Class C Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 2,202	$ 361	$ 524	$ 2,469	$ 8,736 $	290	$ 76	$ 472	$ 1,854	$ 2,044
Reinvested	–	–	–	–	18	–	–	–	–	–
Redeemed	(4,330)	(978)	(314)	(3,856)	(17,503)	(103)	(46)	(489)	(2,763)	(2,981)

Net Increase (Decrease)	$ (2,128) $	(617) $	210	$ (1,387) $	(8,749) $	187	$ 30	$ (17) $	(909) $	(937)

Shares:
Sold	440	72	98	522	1,732	59	15	90	345	397
Reinvested	–	–	–	–	4	–	–	–	–	–
Redeemed	(891)	(207)	(68)	(828)	(3,376)	(18)	(10)	(95)	(491)	(529)

Net Increase (Decrease)	(451)	(135)	30	(306)	(1,640)	41	5	(5)	(146)	(132)

Year Ended October 31, 2008
Dollars:
Sold	$ 7,956	$ 777	$ 1,048	$ 4,927	$ 39,143 $	359	$ 231	$ 2,613	$ 1,762	$ 3,156
Reinvested	6,323	395	103	2,528	14,253	11	53	132	20	72
Redeemed	(58,606)	(2,665)	(670)	(7,394)	(73,636)	(87)	(358)	(984)	(195)	(967)

Net Increase (Decrease)	$ (44,327) $	(1,493) $	481	$ 61	$ (20,240) $	283	$ (74) $	1,761	$ 1,587	$ 2,261

Shares:
Sold	969	101	128	647	5,816	49	27	310	211	368
Reinvested	686	44	11	293	1,539	1	6	14	2	8
Redeemed	(7,532)	(344)	(89)	(1,013)	(7,996)	(12)	(46)	(127)	(25)	(122)

Net Increase (Decrease)	(5,877)	(199)	50	(73)	(641)	38	(13)	197	188	254

Distributions:
Year Ended October 31, 2009
From net investment income $	–	$ –	$ –	$ –	$ (18) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (18) $	–	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ – $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	(6,431)	(431)	(114)	(2,532)	(14,256)	(12)	(53)	(132)	(20)	(72)

Total Dividends and Distributions $	(6,431) $	(431) $	(114) $	(2,532) $	(14,256) $	(12) $	(53) $	(132) $	(20) $	(72)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SmallCap Growth Fund I

								Year Ended	Year Ended
								October 31, 2009	October 31, 2008

Operations
Net investment income (loss)							$ (1,821)		$ (949)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								973	(22,759)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								49,659	(73,014)

		Net Increase (Decrease) in Net Assets Resulting from Operations						48,811	(96,722)

Dividends and Distributions to Shareholders
From net realized gain on investments								–	(15,192)

				Total Dividends and Distributions				–	(15,192)

Capital Share Transactions
Net increase (decrease) in capital share transactions								225,677	31,413

				Total increase (decrease) in net assets				274,488	(80,501)

Net Assets
Beginning of period								120,653	201,154

End of period (including undistributed net investment income as set forth below)							$ 395,141		$ 120,653

Undistributed (overdistributed) net investment income (loss)							$ –		$ –

		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 3,611 $	73,149	$ 538 $	833 $	2,621 $	1,379 $	3,608
Issued in acquisitions	–	165,249	326	400	1,095	445	1,710
Redeemed	(1,376)	(20,952)	(108)	(484)	(1,496)	(492)	(4,379)

Net Increase (Decrease)	$ 2,235 $ 217,446		$ 756 $	749 $	2,220 $	1,332 $	939

Shares:
Sold	623	11,844	87	142	451	227	616
Issued in acquisitions	–	26,801	55	70	187	74	282
Redeemed	(259)	(3,405)	(17)	(87)	(253)	(82)	(692)

Net Increase (Decrease)	364	35,240	125	125	385	219	206

Year Ended October 31, 2008
Dollars:
Sold	$ 2,325 $	60,509	$ 274 $	1,089 $	2,398 $	2,724 $	4,901
Reinvested	1,007	12,992	15	159	254	70	695
Redeemed	(2,373)	(45,817)	(52)	(761)	(2,243)	(831)	(5,922)

Net Increase (Decrease)	$ 959 $	27,684	$ 237 $	487 $	409 $	1,963 $	(326)

Shares:
Sold	285	6,702	31	127	282	316	559
Reinvested	107	1,264	2	16	26	7	69
Redeemed	(301)	(5,684)	(6)	(102)	(273)	(104)	(698)

Net Increase (Decrease)	91	2,282	27	41	35	219	(70)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ – $	–	$ – $	– $	– $	– $	–
From net realized gain on
investments	–	–	–	–	–	–	–

Total Dividends and Distributions $	– $	–	$ – $	– $	– $	– $	–

Year Ended October 31, 2008
From net investment
income	$ – $	–	$ – $	– $	– $	– $	–
From net realized gain on
investments	(1,007)	(12,992)	(15)	(159)	(254)	(70)	(695)

Total Dividends and Distributions $	(1,007) $	(12,992) $	(15) $	(159) $	(254) $	(70) $	(695)

See accompanying notes.

171

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SmallCap Growth Fund II

								Year Ended			Year Ended
								October 31, 2009			October 31, 2008

Operations
Net investment income (loss)								$ (2,420)			$ (3,998)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(97,060)		(36,487)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									120,200		(240,446)

			Net Increase (Decrease) in Net Assets Resulting from Operations						20,720		(280,931)

Dividends and Distributions to Shareholders
From net realized gain on investments									–		(37,471)

					Total Dividends and Distributions				–		(37,471)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(31,518)		(50,858)
Redemption fees - Class J									–		1

					Total increase (decrease) in net assets				(10,798)		(369,259)

Net Assets
Beginning of period									348,529		717,788

End of period (including undistributed net investment income as set forth below)								$ 337,731			$ 348,529

Undistributed (overdistributed) net investment income (loss)								$ –			$ –

		Class A Class B	Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 2,416	$ 205	$ 468	$ 2,263 $	22,547	$ 402 $	873 $	1,555	$ 1,570	$ 4,394
Redeemed	(1,691)	(959)	(77)	(3,014)	(47,577)	(437)	(1,523)	(3,268)	(1,617)	(8,048)

Net Increase (Decrease)	$ 725	$ (754) $	391	$ (751) $	(25,030) $	(35) $	(650) $	(1,713) $	(47) $	(3,654)

Shares:
Sold	456	40	86	498	4,404	78	173	318	312	848
Redeemed	(337)	(191)	(16)	(649)	(8,766)	(84)	(302)	(625)	(307)	(1,461)

Net Increase (Decrease)	119	(151)	70	(151)	(4,362)	(6)	(129)	(307)	5	(613)

Year Ended October 31, 2008
Dollars:
Sold	$ 2,490	$ 375	$ 353	$ 4,354 $	27,829	$ 633 $	1,290 $	3,460	$ 2,557	$ 6,714
Reinvested	1,024	416	30	1,605	29,723	108	837	982	543	2,186
Redeemed	(3,485)	(1,436)	(260)	(5,339)	(101,099)	(507)	(4,520)	(6,621)	(2,700)	(12,400)

Net Increase (Decrease)	$ 29	$ (645) $	123	$ 620 $	(43,547) $	234 $	(2,393) $	(2,179) $	400	$ (3,500)

Shares:
Sold	315	50	45	595	3,327	78	165	437	323	827
Reinvested	115	48	3	197	3,238	12	98	112	61	243
Redeemed	(461)	(190)	(35)	(768)	(12,768)	(65)	(596)	(856)	(354)	(1,629)

Net Increase (Decrease)	(31)	(92)	13	24	(6,203)	25	(333)	(307)	30	(559)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ –	$ –	$ –	$ – $	–	$ – $	– $	–	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ – $	–	$ – $	– $	–	$ –	$ –

Year Ended October 31, 2008
From net investment
income	$ –	$ –	$ –	$ – $	–	$ – $	– $	–	$ –	$ –
From net realized gain on
investments	(1,034)	(421)	(30)	(1,606)	(29,723)	(108)	(837)	(982)	(543)	(2,187)

Total Dividends and Distributions $	(1,034) $	(421) $	(30) $	(1,606) $	(29,723) $	(108) $	(837) $	(982) $	(543) $	(2,187)

See accompanying notes.

172

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SmallCap S&P 600 Index Fund

								Year Ended	Year Ended
								October 31, 2009	October 31, 2008

Operations
Net investment income (loss)							$ 3,276		$ 4,811
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(32,217)	19,061
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								46,242	(203,927)

		Net Increase (Decrease) in Net Assets Resulting from Operations						17,301	(180,055)

Dividends and Distributions to Shareholders
From net investment income								(4,844)	(3,200)
From net realized gain on investments								(22,180)	(40,581)

				Total Dividends and Distributions				(27,024)	(43,781)

Capital Share Transactions
Net increase (decrease) in capital share transactions								54,150	98,979
Redemption fees - Class J								–	5

				Total increase (decrease) in net assets				44,427	(124,852)

Net Assets
Beginning of period								385,332	510,184

End of period (including undistributed net investment income as set forth below)							$ 429,759		$ 385,332

Undistributed (overdistributed) net investment income (loss)							$ 2,529		$ 4,127

	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 12,464 $	40,853	$ 1,966 $	3,792 $	8,725 $	7,982 $ 17,444
Issued in acquisitions	–	–	161	380	1,643	250	101
Reinvested	4,325	13,093	249	1,044	2,620	1,614	4,067
Redeemed	(10,455)	(37,879)	(531)	(3,346)	(6,392)	(3,044)	(6,976)

Net Increase (Decrease)	$ 6,334 $	16,067	$ 1,845 $	1,870 $	6,596 $	6,802 $ 14,636

Shares:
Sold	1,293	3,978	200	372	851	779	1,631
Issued in acquisitions	–	–	18	42	178	27	11
Reinvested	456	1,327	26	105	262	161	403
Redeemed	(1,104)	(4,028)	(51)	(315)	(626)	(289)	(676)

Net Increase (Decrease)	645	1,277	193	204	665	678	1,369

Year Ended October 31, 2008
Dollars:
Sold	$ 21,950 $	71,819	$ 2,050 $	4,145 $ 12,196 $ 16,168 $ 20,959
Reinvested	7,333	21,309	377	1,975	3,971	1,357	7,444
Redeemed	(19,295)	(25,339)	(1,586)	(6,573)	(10,848)	(4,455)	(25,978)

Net Increase (Decrease)	$ 9,988 $	67,789	$ 841 $	(453) $	5,319 $ 13,070 $		2,425

Shares:
Sold	1,472	4,591	134	263	790	1,052	1,350
Reinvested	452	1,269	23	117	233	79	434
Redeemed	(1,332)	(1,691)	(114)	(433)	(709)	(277)	(1,664)

Net Increase (Decrease)	592	4,169	43	(53)	314	854	120

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (527) $	(2,799) $	(24) $	(111) $	(374) $	(283) $	(726)
From net realized gain on
investments	(3,802)	(10,302)	(225)	(933)	(2,246)	(1,331)	(3,341)

Total Dividends and
Distributions	$ (4,329) $	(13,101) $	(249) $	(1,044) $	(2,620) $	(1,614) $	(4,067)

Year Ended October 31, 2008
From net investment
income	$ (248) $	(2,125) $	(3) $	(43) $	(166) $	(80) $	(535)
From net realized gain on
investments	(7,088)	(19,196)	(374)	(1,932)	(3,805)	(1,277)	(6,909)

Total Dividends and
Distributions	$ (7,336) $	(21,321) $	(377) $	(1,975) $	(3,971) $	(1,357) $	(7,444)

See accompanying notes.

173

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									SmallCap Value Fund

									Year Ended	Year Ended
									October 31, 2009	October 31, 2008

Operations
Net investment income (loss)									$ 3,768	$ 3,770
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(123,417)		(64,073)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									95,006		(110,626)

		Net Increase (Decrease) in Net Assets Resulting from Operations							(24,643)		(170,929)

Dividends and Distributions to Shareholders
From net investment income									(2,883)		(4,802)
From net realized gain on investments									–		(41,414)

					Total Dividends and Distributions				(2,883)		(46,216)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(2,427)		45,298
Redemption fees - Class A									1		–
Redemption fees - Class J									–		1

					Total increase (decrease) in net assets				(29,952)		(171,846)

Net Assets
Beginning of period									442,930		614,776

End of period (including undistributed net investment income as set forth below)									$ 412,978	$ 442,930

Undistributed (overdistributed) net investment income (loss)									$ 2,728	$ 1,843

		Class A Class B		Class C Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 3,339 $	850	$ 2,237	$ 3,787 $	28,290	$ 715 $	1,276	$ 7,353 $	1,548 $	7,268
Reinvested	19	–	–	48	2,637	1	–	21	32	119
Redeemed	(4,029)	(742)	(2,393)	(7,754)	(34,673)	(296)	(1,140)	(1,853)	(1,922)	(7,165)

Net Increase (Decrease)	$ (671) $	108	$ (156) $	(3,919) $	(3,746) $	420 $	136	$ 5,521 $	(342) $	222

Shares:
Sold	314	77	206	366	2,646	67	118	686	143	655
Reinvested	2	–	–	4	238	–	–	2	3	11
Redeemed	(381)	(71)	(225)	(751)	(3,339)	(28)	(105)	(171)	(172)	(657)

Net Increase (Decrease)	(65)	6	(19)	(381)	(455)	39	13	517	(26)	9

Year Ended October 31, 2008
Dollars:
Sold	$ 6,366 $	860	$ 1,858	$ 8,545 $	96,407	$ 615 $	1,897	$ 3,101 $	3,179 $	7,237
Reinvested	1,480	302	280	5,360	33,281	106	594	1,036	620	2,805
Redeemed	(7,725)	(1,310)	(1,390)	(15,987)	(88,720)	(309)	(1,891)	(3,459)	(1,423)	(8,417)

Net Increase (Decrease)	$ 121 $	(148) $	748	$ (2,082) $	40,968	$ 412 $	600	$ 678 $	2,376 $	1,625

Shares:
Sold	418	58	121	578	6,561	42	123	205	205	467
Reinvested	89	18	17	332	1,991	7	36	62	37	167
Redeemed	(512)	(89)	(93)	(1,094)	(5,383)	(21)	(125)	(226)	(94)	(578)

Net Increase (Decrease)	(5)	(13)	45	(184)	3,169	28	34	41	148	56

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (21) $	–	$ –	$ (48) $	(2,638) $	(1) $	–	$ (21) $	(32) $	(122)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(21) $	–	$ –	$ (48) $	(2,638) $	(1) $	–	$ (21) $	(32) $	(122)

Year Ended October 31, 2008
From net investment
income	$ (104) $	–	$ –	$ (322) $	(3,938) $	(3) $	(28) $	(68) $	(54) $	(285)
From net realized gain on
investments	(1,568)	(321)	(341)	(5,044)	(29,352)	(103)	(566)	(968)	(566)	(2,585)

Total Dividends and Distributions $	(1,672) $	(321) $	(341) $	(5,366) $	(33,290) $	(106) $	(594) $	(1,036) $	(620) $	(2,870)

See accompanying notes.

174

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							SmallCap Value Fund I

							Year Ended	Year Ended
							October 31, 2009	October 31, 2008

Operations
Net investment income (loss)							$ 2,735	$ 4,003
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(99,169)	(32,169)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							98,976	(134,200)

		Net Increase (Decrease) in Net Assets Resulting from Operations					2,542	(162,366)

Dividends and Distributions to Shareholders
From net investment income							(3,772)	(3,051)
From net realized gain on investments							–	(33,659)

				Total Dividends and Distributions			(3,772)	(36,710)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(93,385)	54,697

				Total increase (decrease) in net assets			(94,615)	(144,379)

Net Assets
Beginning of period							320,618	464,997

End of period (including undistributed net investment income as set forth below)							$ 226,003	$ 320,618

Undistributed (overdistributed) net investment income (loss)							$ 1,863	$ 2,962

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 39,143 $	701	$ 1,170 $	2,022 $	1,480 $	5,252
Reinvested	3,502	–	14	64	47	145
Redeemed	(133,412)	(367)	(1,915)	(4,534)	(1,341)	(5,356)

Net Increase (Decrease)	$ (90,767) $	334	$ (731) $	(2,448) $	186 $	41

Shares:
Sold	4,116	74	123	204	152	529
Reinvested	355	–	1	7	5	15
Redeemed	(12,049)	(38)	(199)	(473)	(131)	(537)

Net Increase (Decrease)	(7,578)	36	(75)	(262)	26	7

Year Ended October 31, 2008
Dollars:
Sold	$ 76,208 $	784	$ 1,858 $	4,306 $	2,879 $	8,081
Reinvested	31,473	221	932	1,490	697	1,896
Redeemed	(50,647)	(1,143)	(4,316)	(6,260)	(2,928)	(10,834)

Net Increase (Decrease)	$ 57,034 $	(138) $	(1,526) $	(464) $	648 $	(857)

Shares:
Sold	5,252	55	132	303	204	563
Reinvested	1,973	14	60	95	44	119
Redeemed	(3,553)	(93)	(302)	(436)	(207)	(737)

Net Increase (Decrease)	3,672	(24)	(110)	(38)	41	(55)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (3,502) $	–	$ (14) $	(64) $	(47) $	(145)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and
Distributions	$ (3,502) $	–	$ (14) $	(64) $	(47) $	(145)

Year Ended October 31, 2008
From net investment
income	$ (2,850) $	–	$ (9) $	(41) $	(34) $	(117)
From net realized gain on
investments	(28,623)	(221)	(924)	(1,449)	(663)	(1,779)

Total Dividends and
Distributions	$ (31,473) $	(221) $	(933) $	(1,490) $	(697) $	(1,896)

See accompanying notes.

175

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SmallCap Value Fund II

								Year Ended	Year Ended
								October 31, 2009	October 31, 2008

Operations
Net investment income (loss)							$ 801		$ 1,468
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(61,826)	10,189
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								85,722	(131,731)

		Net Increase (Decrease) in Net Assets Resulting from Operations						24,697	(120,074)

Dividends and Distributions to Shareholders
From net investment income								(1,334)	(907)
From net realized gain on investments								(14,302)	(47,256)

					Total Dividends and Distributions			(15,636)	(48,163)

Capital Share Transactions
Net increase (decrease) in capital share transactions								167,655	(22,168)

				Total increase (decrease) in net assets				176,716	(190,405)

Net Assets
Beginning of period								173,395	363,800

End of period (including undistributed net investment income as set forth below)							$ 350,111		$ 173,395

Undistributed (overdistributed) net investment income (loss)							$ 618		$ 1,132

		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 1,038	$ 97,846	$ 263	$ 446	$ 1,609	$ 596	$ 2,738
Issued in acquisitions	6,367	72,070	268	1,208	3,507	736	3,554
Reinvested	–	14,514	21	82	473	175	371
Redeemed	(832)	(32,308)	(97)	(532)	(1,736)	(1,069)	(3,653)

Net Increase (Decrease)	$ 6,573	$ 152,122	$ 455	$ 1,204	$ 3,853	$ 438	$ 3,010

Shares:
Sold	163	13,726	44	73	264	101	436
Issued in acquisitions	1,106	12,513	48	216	620	130	621
Reinvested	–	2,627	4	16	88	32	68
Redeemed	(130)	(5,441)	(18)	(97)	(295)	(188)	(622)

Net Increase (Decrease)	1,139	23,425	78	208	677	75	503

Year Ended October 31, 2008
Dollars:
Sold	N/A	$ 11,495	$ 155	$ 515	$ 936	$ 1,471	$ 6,164
Reinvested	N/A	45,541	43	219	1,644	264	452
Redeemed	N/A	(81,622)	(117)	(765)	(4,055)	(580)	(3,928)

Net Increase (Decrease)	N/A	$ (24,586) $	81	$ (31) $	(1,475) $	1,155	$ 2,688

Shares:
Sold	N/A	1,192	17	58	106	168	654
Reinvested	N/A	4,307	4	21	158	25	43
Redeemed	N/A	(8,717)	(12)	(86)	(435)	(60)	(400)

Net Increase (Decrease)	N/A	(3,218)	9	(7)	(171)	133	297

Distributions:
Year Ended October 31, 2009
From net investment
income	$ –	$ (1,300) $	–	$ –	$ (2) $	(9) $	(23)
From net realized gain on
investments	–	(13,214)	(21)	(82)	(471)	(166)	(348)

Total Dividends and Distributions $	–	$ (14,514) $	(21) $	(82) $	(473) $	(175) $	(371)

Year Ended October 31, 2008
From net investment
income	N/A	$ (906) $	– $	– $	– $	– $	(1)
From net realized gain on
investments	N/A	(44,635)	(43)	(219)	(1,644)	(264)	(451)

Total Dividends and Distributions	N/A	$ (45,541) $	(43) $	(219) $	(1,644) $	(264) $	(452)

See accompanying notes.

176

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Ultra Short Bond Fund

	Year Ended	Year Ended
	October 31, 2009	October 31, 2008

Operations
Net investment income (loss)	$ 3,556	$ 8,638
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(58,057)	(2,803)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	44,047	(36,643)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,454)	(30,808)

Dividends and Distributions to Shareholders
From net investment income	(3,660)	(8,762)

Total Dividends and Distributions	(3,660)	(8,762)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(11,877)	669
Redemption fees - Class C	–	1

Total increase (decrease) in net assets	(25,991)	(38,900)

Net Assets
Beginning of period	164,867	203,767

End of period (including undistributed net investment income as set forth below)	$ 138,876	$ 164,867

Undistributed (overdistributed) net investment income (loss)	$ 8	$ 113

	Class A Class C Class J Institutional				R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 154 $	80 $	299 $	6,904	$ 1	$ 897 $	783 $	–	$ 401
Reinvested	52	10	417	2,965	–	118	45	–	20
Redeemed	(3,340)	(563)	(4,475)	(12,835)	–	(1,312)	(1,846)	–	(652)

Net Increase (Decrease)	$ (3,134) $	(473) $	(3,759) $	(2,966) $	1	$ (297) $	(1,018) $	–	$ (231)

Shares:
Sold	21	11	43	970	–	126	111	–	56
Reinvested	7	1	59	415	–	16	6	–	3
Redeemed	(467)	(78)	(631)	(1,808)	–	(186)	(260)	–	(93)

Net Increase (Decrease)	(439)	(66)	(529)	(423)	–	(44)	(143)	–	(34)

Year Ended October 31, 2008
Dollars:
Sold	$ 1,542 $	1,036 $	2,144 $	36,054	$ –	$ 1,492 $	2,425 $	–	$ 717
Reinvested	358	44	1,150	6,606	–	296	116	–	52
Redeemed	(10,404)	(2,464)	(9,130)	(25,226)	–	(2,299)	(2,010)	–	(1,830)

Net Increase (Decrease)	$ (8,504) $	(1,384) $	(5,836) $	17,434	$ –	$ (511) $	531 $	–	$ (1,061)

Shares:
Sold	178	119	248	3,973	–	168	269	–	84
Reinvested	41	5	133	764	–	34	13	–	6
Redeemed	(1,194)	(282)	(1,056)	(2,814)	–	(264)	(225)	–	(199)

Net Increase (Decrease)	(975)	(158)	(675)	1,923	–	(62)	57	–	(109)

Distributions:
Year Ended October 31, 2009
From net investment income $	(80) $	(13) $	(418) $	(2,966) $	–	$ (118) $	(45) $	–	$ (20)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(80) $	(13) $	(418) $	(2,966) $	–	$ (118) $	(45) $	–	$ (20)

Year Ended October 31, 2008
From net investment income $	(463) $	(68) $	(1,157) $	(6,607) $	–	$ (296) $	(118) $	(1) $	(52)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(463) $	(68) $	(1,157) $	(6,607) $	–	$ (296) $	(118) $	(1) $	(52)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At October 31, 2009, the Fund consists of 65 separate funds. The financial statements for Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Quality Intermediate-Term Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, International Growth Fund, International Value Fund I, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Preferred Securities Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap S&P 600 Index Fund, SmallCap Value Fund, SmallCap Value Fund I, SmallCap Value Fund II, and Ultra Short Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class B, Class C, Class J, Class S, Institutional, R-1, R-2, R-3, R-4, and R-5. Information in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares. Certain detailed financial information for Class A, Class B, Class C, and Class S shares is provided separately.

Effective February 29, 2008, the initial purchases of $50,000 of Institutional class shares and $10,000 of R-1, R-2, R-3, R-4, and R-5 classes of shares of Principal LifeTime 2015 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2045 Fund and Principal LifeTime 2055 Fund were made by Principal Life Insurance Company.

Effective May 1, 2008, the initial purchase of $10,000 of Class S shares of Money Market Fund was made by Principal Life Insurance Company.

The sole shareholder of the Class S shares of the Fund redeemed all shares in November 2009. On November 23, 2009 the Class S shares ceased operations.

On June 13, 2008 Principal Investors Fund, Inc. changed its name to Principal Funds, Inc. In addition, the following Funds had name changes:

Former Fund Name	New Fund Name

Equity Income Fund I	Equity Income Fund
High Yield Fund	High Yield Fund I
High Yield Fund II	High Yield Fund
MidCap Value Fund	MidCap Value Fund III
Partners Global Equity Fund	Global Equity Fund I
Partners International Fund	International Fund I
Partners LargeCap Blend Fund	LargeCap Blend Fund II
Partners LargeCap Blend Fund I	LargeCap Blend Fund I
Partners LargeCap Growth Fund I	LargeCap Growth Fund I
Partners LargeCap Growth Fund II	LargeCap Growth Fund II
Partners LargeCap Value Fund	LargeCap Value Fund III
Partners LargeCap Value Fund I	LargeCap Value Fund I
Partners LargeCap Value Fund II	LargeCap Value Fund II
Partners MidCap Growth Fund	MidCap Growth Fund III
Partners MidCap Growth Fund I	MidCap Growth Fund I
Partners MidCap Growth Fund II	MidCap Growth Fund II
Partners MidCap Value Fund	MidCap Value Fund II
Partners MidCap Value Fund I	MidCap Value Fund I
Partners SmallCap Blend Fund	SmallCap Blend Fund I
Partners SmallCap Growth Fund I	SmallCap Growth Fund I
Partners SmallCap Growth Fund II	SmallCap Growth Fund II
Partners SmallCap Growth Fund III	SmallCap Growth Fund III
Partners SmallCap Value Fund	SmallCap Value Fund III
Partners SmallCap Value Fund I	SmallCap Value Fund I
Partners SmallCap Value Fund II	SmallCap Value Fund II

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

1. Organization (Continued)

Effective September 30, 2008, the initial purchases of $25,000 of Institutional Class shares and $15,000 of R-1, R-2, R-3, R-4, and R-5 classes of shares of Core Plus Bond Fund I, and $100,000 of Institutional Class shares of International Value Fund I were made by Principal Management Corporation (the “Manager”).

Effective November 21, 2008, International Fund I acquired all the assets and assumed all the liabilities of Global Equity Fund I pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from Global Equity Fund I for shares of International Fund I at an approximate exchange rate of .82 for Institutional, R-1, R-4 and R-5 classes of shares, and .83 for R-2 and R-3 classes of shares. The aggregate net assets of Global Equity Fund I and International Fund I immediately prior to the acquisition were approximately $16,187,000 (including approximately $12,069,000 of accumulated realized losses, and $1,000 of unrealized appreciation) and $796,019,000, respectively. The aggregate net assets of International Fund I immediately following the acquisition were $812,206,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective November 21, 2008, MidCap Growth Fund III acquired all the assets and assumed all the liabilities of MidCap Growth Fund I pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Growth Fund I for shares of MidCap Growth Fund III at an approximate exchange rate of 1.14, 1.13, 1.14, 1.14, 1.13, 1.10, 1.11, and 1.10 for Class A, Class C, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of MidCap Growth Fund I and MidCap Growth Fund III immediately prior to the acquisition were approximately $140,396,000 (including approximately $17,169,000 of accumulated realized losses, and $115,257,000 of unrealized appreciation) and $427,940,000, respectively. The aggregate net assets of MidCap Growth Fund III immediately following the acquisition were $568,336,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective November 21, 2008, SmallCap S&P 600 Index Fund acquired all the assets and assumed all the liabilities of SmallCap Blend Fund I pursuant to a plan of acquisition. The acquisition was accomplished by a taxable exchange of shares from SmallCap Blend Fund I for shares of SmallCap S&P 600 Index Fund at an approximate exchange rate of .77, .75, .73, .73, .74 and .74 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of SmallCap Blend Fund I and SmallCap S&P 600 Index Fund immediately prior to the acquisition were approximately $2,535,000 and $273,861,000, respectively. The aggregate net assets of SmallCap S&P 600 Index Fund immediately following the acquisition were $276,396,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective December 15, 2008, the initial purchases of $45,000 of Class A and Class C shares and $10,000 of Institutional class shares of Global Diversified Income Fund were made by the Manager.

Effective December 15, 2008 the initial purchases of $10,000 of Class J, R-1, R-2, R-3, R-4, and R-5 class shares of Mortgage Securities Fund were made by Principal Life Insurance Company.

Effective March 2, 2009, the initial purchases of $10,000 of Class A, Class B, Class C, and Class J shares of MidCap Value Fund I were made by Principal Life Insurance Company.

Effective March 2, 2009, the initial purchase of $10,000 of Class J shares of SmallCap Value Fund II were made by Principal Life Insurance Company.

Effective April 9, 2009, Mortgage Securities Fund acquired all the assets and assumed all the liabilities of Government & High Quality Bond Fund pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from Government & High Quality Bond Fund for shares of Mortgage Securities Fund at an approximate exchange rate of .85 for Class A, Class B, Class C, Class J, Institutional, R-1, R-4 and R-5 shares, and an approximate exchange rate of .84 for R-2 and R-3 classes of shares. The aggregate net assets of Government & High Quality Bond Fund and Mortgage Securities Fund immediately prior to the acquisition were approximately $337,801,000 ($63,445,000 of accumulated realized losses, and $9,055,000 of unrealized appreciation) and $992,148,000, respectively. The aggregate net assets of Mortgage Securities Fund immediately following the acquisition were $1,329,949,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2009

1. Organization (Continued)

Effective May 1, 2009, LargeCap Value Fund I acquired all the assets and assumed all the liabilities of LargeCap Value Fund II pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from LargeCap Value Fund II for shares of LargeCap Value Fund I at an approximate exchange rate of .80, .80, .81, .81, .81 and .80 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of LargeCap Value Fund II and LargeCap Value Fund I immediately prior to the acquisition were approximately $102,278,000 ($51,724,000 of accumulated realized losses, and $5,542,000 of unrealized depreciation) and $970,593,000, respectively. The aggregate net assets of LargeCap Value Fund I immediately following the acquisition were $1,072,871,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective May 1, 2009, MidCap Growth Fund III acquired all the assets and assumed all the liabilities of MidCap Growth Fund II pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Growth Fund II for shares of MidCap Growth Fund III at an approximate exchange rate of .95, .94, .94, .91, .92 and .91 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of MidCap Growth Fund II and MidCap Growth Fund III immediately prior to the acquisition were approximately $196,746,000 ($155,439,000 of accumulated realized losses, and $22,810,000 of unrealized depreciation) and $782,207,000, respectively. The aggregate net assets of MidCap Growth Fund III immediately following the acquisition were $978,953,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective May 1, 2009, MidCap Value Fund I acquired all the assets and assumed all the liabilities of MidCap Value Fund II pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Value Fund II for shares of MidCap Value Fund I at an approximate exchange rate of .87, .87, .87, .83, .87, .88, .85, .87, .86 and .87 for Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of MidCap Value Fund II and MidCap Value Fund I immediately prior to the acquisition were approximately $237,700,000 ($272,054,000 of accumulated realized losses, and $1,956,000 of unrealized depreciation) and $714,577,000, respectively. The aggregate net assets of MidCap Value Fund I immediately following the acquisition were $952,277,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective May 1, 2009, SmallCap Value Fund II acquired all the assets and assumed all the liabilities of SmallCap Value Fund III pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from SmallCap Value Fund III for shares of SmallCap Value Fund II at an approximate exchange rate of 1.08, 1.21, 1.19, 1.14, 1.15, 1.17 and 1.19 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of SmallCap Value Fund II and SmallCap Value Fund III immediately prior to the acquisition were approximately $87,710,000 ($46,294,000 of accumulated realized losses, and $9,346,000 of unrealized depreciation) and $151,113,000, respectively. The aggregate net assets of SmallCap Value Fund III immediately following the acquisition were $238,823,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective May 1, 2009, SmallCap Growth Fund I acquired all the assets and assumed all the liabilities of SmallCap Growth Fund III pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from SmallCap Growth Fund III for shares of SmallCap Growth Fund I at an approximate exchange rate of .94, .94, .97, .96, .95 and .95 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The aggregate net assets of SmallCap Growth Fund I and SmallCap Growth Fund III immediately prior to the acquisition were approximately $169,225,000 ($187,252,000 of accumulated realized losses, and $19,226,000 of unrealized appreciation) and $145,731,000, respectively. The aggregate net assets of SmallCap Growth Fund I immediately following the acquisition were $314,956,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective June 5, 2009, Class C shares of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, and Principal LifeTime Strategic Income Fund, discontinued operations and converted to Class A shares. The following table reflects the shares and dollars converted to Class A shares. The amounts shown are also included in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class C (amounts in thousands).

	Shares	Dollars

Principal LifeTime 2010 Fund	437	$ 3,884
Principal LifeTime 2020 Fund	523	4,717
Principal LifeTime 2030 Fund	639	5,604
Principal LifeTime 2040 Fund	295	2,568
Principal LifeTime 2050 Fund	166	1,396
Principal LifeTime Strategic Income Fund	312	2,821

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2009

1. Organization (Continued)

Effective June 30, 2009, West Coast Equity Fund changed its name to Principal Capital Appreciation Fund.

Effective September 30, 2009, Mortgage Securities Fund changed its name to Government & High Quality Bond Fund.

On September 14, 2009, the Board of Directors of Principal Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of Ultra Short Bond Fund by Money Market Fund. The proposal was submitted for a shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. held on December 15, 2009. The acquisition was completed on December 18, 2009.

Effective September 30, 2009, the initial purchases of $10,000 of Class J, shares of Income Fund was made by Principal Management Corporation.

Effective October 23, 2009, MidCap Blend Fund acquired all the assets and assumed all the liabilities of MidCap Stock Fund pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Stock Fund for shares of MidCap Blend Fund at an approximate exchange rate of 1.22, 1.13, 1.14 and 1.21 for Class A, Class B, Class C, and Institutional classes of shares respectively. The aggregate net assets of MidCap Stock Fund and MidCap Blend Fund immediately prior to the acquisition were approximately $420,171,000 ($303,000 of accumulated realized losses, and $17,851,000 of unrealized appreciation) and $723,874,000, respectively. The aggregate net assets of MidCap Blend Fund immediately following the acquisition were $1,144,045,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

All classes of shares for each of the Funds represents interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

Temporary Guarantee Program for Money Market Funds. Following approval by the Board of Directors of Principal Funds, Inc., Money Market Fund submitted to the United States Department of Treasury an agreement to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program guaranteed Money Market Fund shareholders that they would receive $1.00 per share they owned as of the close of business on September 19, 2008, or the number of shares held on the date the Fund’s market based net asset value fell below $0.995 per share and Money Market Fund liquidated, whichever was less. The program was subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program did not cover investors who were not shareholders of Money Market Fund on September 19, 2008.

The Program expired on September 18, 2009. The cost for participating in the initial three-month Program was 0.01% of the net assets of the Fund as of September 19, 2008 and was borne by Money Market Fund. An additional cost of .015% of the net assets of the Fund as of September 19, 2008 was borne by Money Market Fund to participate in the program through September 18, 2009. The cost for participating in the Program incurred during the period November 1, 2008 through September 18, 2009 is included on the statement of operations.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

2. Significant Accounting Policies (Continued)

The Funds (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in currencies that exceeded 5% of net assets of the fund:

Diversified				International		International
International		Global Real Estate		Emerging		Fund I

Fund		Securities Fund		Markets Fund

Euro	23.7%	United States Dollar	41.0%	United States Dollar	25.3%	Euro	32.7%
British Pound	18.8	Hong Kong Dollar	16.1	Hong Kong Dollar	18.0	British Pound	20.6
Japanese Yen	15.6	Euro	10.7	Taiwan Dollar	12.6	Japanese Yen	20.4
Swiss Franc	7.1	Australian Dollar	10.7	South Korean Won	12.4	Australian Dollar	8.2
Canadian Dollar	6.9	Japanese Yen	9.6	Brazilian Real	11.1	Swiss Franc	6.8
		British Pound	6.6

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

2.	Significant Accounting Policies (Continued)

International		International Value
Growth Fund		Fund I

British Pound	21.5%	Euro	42.6%
Euro	19.1	Japanese Yen	18.4
Japanese Yen	18.8	British Pound	15.4
Swiss Franc	13.5	Swiss Franc	6.5
Canadian Dollar	9.0
Australian Dollar	6.1

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Funds and SAM Portfolios bear directly, each of the Principal LifeTime Funds and SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Principal LifeTime Funds and SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Principal LifeTime Fund and SAM Portfolios will vary. Expenses included in the statements of operations of the Principal LifeTime Funds and SAM Portfolios reflect the expenses of each Principal LifeTime Fund and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, Global Diversified Income Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, Short-Term Bond Fund, Short-Term Income Fund and Ultra Short Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

2. Significant Accounting Policies (Continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended October 31, 2009, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2006-2009. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the Funds are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At October 31, 2009, Diversified International Fund had a foreign tax refund receivable of $78,000 no deferred tax liability, and an approximate capital loss carryforward of $3,466,000 that expires in 2017, and International Emerging Markets Fund had a foreign tax refund receivable of $300,000, no deferred tax liability, and an approximate capital loss carryforward of $21,503,000 that expires in 2017, relating to Indian securities.

Redemption and Exchange Fees. Each of the Funds, except Money Market Fund and Ultra Short Bond Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class J shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

Subsequent Events. Management has evaluated events or transactions that may have occurred since October 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through December 18,2009 the date the financial statements were issued.

3. Operating Policies

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objective. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of October 31, 2009 are included in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

3. Operating Policies (Continued)

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.25%. During the year ended October 31, 2009, Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Growth Fund, MidCap Growth Fund III, MidCap Value Fund I, MidCap Value Fund III, Preferred Securities Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap Value Fund I, SmallCap Value Fund II and Ultra Short Bond Fund each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. Certain of the Funds may write call and put options on futures, swaps, securities or currencies it owns for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the year ended October 31, 2009, were as follows:

Core Plus Bond Fund I	Number of Contracts	Notional Amount	Premium (thousands)

Beginning of period	9	—	$7
Options written	1,003,653	$663,500,000	7,923
Options expired	(1,001,428)	—	(428)
Options closed	(47)	(173,000,000)	(867)
Options exercised	(116)	—	(77)
Balance at end of period	2,071	490,500,000	6,558

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Reimbursement from Custodian. The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each Funds’ expenses. These amounts are shown separately in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

3. Operating Policies (Continued)

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, generally in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 100% of the market value of the loaned securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral is usually invested in short-term securities and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of October 31, 2009, the Funds had securities on loan as follows (in thousands):

	Market	Cash
	Value	Collateral

Inflation Protection Fund	$26,700	$26,927

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

Short Sales. Certain of the Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

Swap Agreements. Certain of the Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

3. Operating Policies (Continued)

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

3. Operating Policies (Continued)

Details of credit default swaps where the Funds sold protection as of October 31, 2009 are as follows (amounts shown in thousands):

Credit Default Swaps on Credit Indices – Sell Protection

							Unrealized
Counterparty	Reference	(Pay)/Receive	Expiration	Notional	Market	Upfront Premiums	Appreciation/
(Issuer)	Entity	Fixed Rate	Date	Amount(1)	Value(2)	Paid/(Received)	(Depreciation)

Bond & Mortgage Securities Fund
Barclays Bank	CMBX.NA.AAA.4	0.35%	02/17/2051	$4,375	$(976)	$ 828	$(148)
Barclays Bank	CMBX.NA.AAA.4	0.35	02/17/2051	3,000	(669)	570	(99)
Goldman Sachs	CMBX.NA.AAA.4	0.35	02/17/2051	4,375	(976)	852	(124)
Morgan Stanley	CMBX.NA.AAA.4	0.35	02/17/2051	4,375	(976)	896	(80)
Morgan Stanley	CMBX.NA.AJ.4	0.96	02/17/2051	1,750	(936)	760	(176)
Morgan Stanley	CMBX.NA.AJ.4	0.96	02/17/2051	1,750	(936)	795	(141)

			Total	$19,625	$(5,469)	$4,701	$(768)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection

				Implied
				Credit			Upfront
		(Pay)/		Spread as			Premiums	Unrealized
Counterparty	Reference	Receive	Expiration of October		Notional	Market	Paid/	Appreciation/
(Issuer)	Entity	Fixed Rate	Date	31, 2009 (3)	Amount(1)	Value(2)	(Received) (Depreciation)

Core Plus Bond Fund I
Deutsche Bank AG	General Electric Capital	4.75%	12/20/2013	1.78%	$100	$11	$—	$11
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	4.30	12/20/2013	1.78	300	29	—	29
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	4.23	12/20/2013	1.78	800	75	—	75
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	4.90	12/20/2013	1.78	300	36	—	36
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	United Mexican States;	2.85	12/20/2009	.73	1,000	3	—	3
	7.50%; 04/08/2033
Deutsche Bank AG	SLM Corp; 5.13%; 8/27/2012	5.00	09/20/2010	8.42	100	(3)	(7)	4
Deutsche Bank AG	SLM Corp; 5.13%; 8/27/2012	5.00	03/20/2010	8.42	200	(2)	(5)	3

				Total	$2,800	$149	$(12)	$161

(1) The maximum potential payment amount the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

As of October 31, 2009, counterparties had pledged collateral for swap agreements of $289,000 for Bond & Mortgage Securities Fund and $1,590,000 for Core Plus Bond Fund I.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

3. Operating Policies (Continued)

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedule of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S.

Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, note and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal national Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-thorough securities, each representing and undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives October 31, 2009		Liability Derivatives October 31, 2009

Derivatives not accounted for as		Fair		Fair
hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Bond & Mortgage Securities Fund

Credit contracts	Receivables, Net Assets Consist of Net unrealized	$362	Payables, Net Assets Consist of Net unrealized	$20,342
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	660*	Payables, Net Assets Consist of Net unrealized	881
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

	Total	$1,022		$21,223

Core Plus Bond Fund I

Credit contracts	Receivables, Net Assets Consist of Net unrealized	$161	Payables, Net Assets Consist of Net unrealized	$23
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

Foreign exchange contracts	Receivables	825	Payables	371

Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	12,704*	Payables, Net Assets Consist of Net unrealized	3,246
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

	Total	$13,690		$3,640

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

3.	Operating Policies (Continued)

	Asset Derivatives October 31, 2009		Liability Derivatives October 31, 2009

Derivatives not accounted for as		Fair		Fair
hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Disciplined LargeCap Blend Fund

Equity contracts			Payables, Net Assets Consist of Net unrealized	$327*
appreciation (depreciation) of investments

Global Real Estate Securities Fund

Foreign exchange contracts	Receivables	$35	Payables	$45

High Quality Intermediate-Term Bond Fund

Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$45*
appreciation (depreciation) of investments

Inflation Protection Fund

Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$131*
appreciation (depreciation) of investments

International Fund I

Equity contracts			Payables, Net Assets Consist of Net unrealized	$1,475*
appreciation (depreciation) of investments

International Value Fund I

Equity contracts			Payables, Net Assets Consist of Net unrealized	$977*
appreciation (depreciation) of investments

LargeCap Blend Fund I

Equity contracts			Payables, Net Assets Consist of Net unrealized	$625*
appreciation (depreciation) of investments

LargeCap Blend Fund II

Equity contracts			Payables, Net Assets Consist of Net unrealized	$298*
appreciation (depreciation) of investments

LargeCap Growth Fund I

Equity contracts			Payables, Net Assets Consist of Net unrealized	$1,150*
appreciation (depreciation) of investments

LargeCap Growth Fund II

Equity contracts			Payables, Net Assets Consist of Net unrealized	$1,088*
appreciation (depreciation) of investments

Foreign exchange contracts	Receivables	$13

	Total	$13		$1,088

LargeCap S&P 500 Index Fund

Equity contracts			Payables, Net Assets Consist of Net unrealized	$616*
appreciation (depreciation) of investments

LargeCap Value Fund

Equity contracts			Payables, Net Assets Consist of Net unrealized	$366*
appreciation (depreciation) of investments

LargeCap Value Fund I

Equity contracts			Payables, Net Assets Consist of Net unrealized	$1,101*
appreciation (depreciation) of investments

LargeCap Value Fund III

Equity contracts			Payables, Net Assets Consist of Net unrealized	$881*
appreciation (depreciation) of investments

MidCap Growth Fund III

Equity contracts			Payables, Net Assets Consist of Net unrealized	$2,509*
appreciation (depreciation) of investments

MidCap S&P 400 Index Fund

Equity contracts			Payables, Net Assets Consist of Net unrealized	$141*
appreciation (depreciation) of investments

MidCap Value Fund I

Equity contracts			Payables, Net Assets Consist of Net unrealized	$1,971*
appreciation (depreciation) of investments

MidCap Value Fund II

Equity contracts			Payables, Net Assets Consist of Net unrealized	$24*
appreciation (depreciation) of investments

Short-Term Income Fund

Interest rate contracts			Payables, Net Assets Consist of Net unrealized	$319*
appreciation (depreciation) of investments

SmallCap Blend Fund

Equity contracts			Payables, Net Assets Consist of Net unrealized	$69*
appreciation (depreciation) of investments

SmallCap Growth Fund

Equity contracts			Payables, Net Assets Consist of Net unrealized	$40*
appreciation (depreciation) of investments

SmallCap Growth Fund I

Equity contracts			Payables, Net Assets Consist of Net unrealized	$1,965*
appreciation (depreciation) of investments

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

3.	Operating Policies (Continued)

	Asset Derivatives October 31, 2009		Liability Derivatives October 31, 2009

Derivatives not accounted for as		Fair		Fair
hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

SmallCap Growth Fund II

Equity contracts			Payables, Net Assets Consist of Net unrealized	$451*
appreciation (depreciation) of investments

SmallCap S&P 600 Index Fund

Equity contracts			Payables, Net Assets Consist of Net unrealized	$610*
appreciation (depreciation) of investments

SmallCap Value Fund I

Equity contracts			Payables, Net Assets Consist of Net unrealized	$418*
appreciation (depreciation) of investments

SmallCap Value Fund II

Equity contracts			Payables, Net Assets Consist of Net unrealized	$1,282*
appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Derivatives Not		Realized Gain or (Loss) on	Change in Unrealized Appreciation
Accounted for as	Location of Gain or (Loss) On Derivatives Recognized in	Derivatives Recognized in	or (depreciation) of Derivatives
Hedging Instruments	Operations	Operations	Recognized in Operations

Bond & Mortgage Securities Fund

Credit contracts	Net realized gain (loss) from Swap agreements/Change in	$2,128	$(17,593)
	unrealized appreciation/depreciation of Swap agreements

Interest rate contracts	Net realized gain (loss) from Futures contracts and Swap	4,068	55
	agreements/Change in unrealized appreciation/depreciation of
	Futures contracts and Swap agreements

	Total	$6,196	$(17,538)

Core Plus Bond Fund I

Credit contracts	Net realized gain (loss) from Swap agreements/Change in	$58	$138
	unrealized appreciation/depreciation of Swap agreements

Foreign exchange	Net realized gain (loss) from Foreign currency	(1,665)	(464)
contracts	transactions/Change in unrealized appreciation/depreciation of
	Translation of assets and liabilities in foreign currencies

Interest rate contracts	Net realized gain (loss) from Futures contracts and Swap	(11,666)	8,933
	agreements/Change in unrealized appreciation/depreciation of
	Futures contracts and Swap agreements

	Total	$(13,273)	$(8,607)

Disciplined LargeCap Blend Fund

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$1,227	$(1,326)
	unrealized appreciation/depreciation of Futures contracts

Global Real Estate Securities fund

Foreign exchange	Net realized gain (loss) from Foreign currency	$31	$(64)
contracts	transactions/Change in unrealized appreciation/depreciation of
	Translation of assets and liabilities in foreign currencies

High Quality Intermediate-Term Bond Fund

Credit contracts	Net realized gain (loss) from Swap agreements/Change in	$203	$169
	unrealized appreciation/depreciation of Swap agreements

Interest rate contracts	Net realized gain (loss) from Futures contracts/Change in	$(108)	$45
	unrealized appreciation/depreciation of Futures contracts

	Total	$95	$214

High Yield Fund

Credit contracts	Net realized gain (loss) from Swap agreements/Change in	$11,027	$(9)
	unrealized appreciation/depreciation of Swap agreements

Inflation Protection Fund

Interest rate contracts	Net realized gain (loss) from Futures contracts and Swap	$(7,919)	$12,541
	agreements/Change in unrealized appreciation/depreciation of
	Futures contracts and Swap agreements

International Fund I

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$8,381	$(3,234)
	unrealized appreciation/depreciation of Futures contracts

Foreign exchange	Net realized gain (loss) from Foreign currency	(754)	—
contracts	transactions/Change in unrealized appreciation/depreciation of
	Translation of assets and liabilities in foreign currencies

	Total	$(7,627)	$(3,234)

International Growth Fund

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(6,450)	$1,195
	unrealized appreciation/depreciation of Futures contracts

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

3.	Operating Policies (Continued)

Derivatives Not		Realized Gain or (Loss) on	Change in Unrealized Appreciation
Accounted for as	Location of Gain or (Loss) On Derivatives Recognized in	Derivatives Recognized in	or (depreciation) of Derivatives
Hedging Instruments	Operations	Operations	Recognized in Operations

International Value Fund

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$4,934	$(977)
	unrealized appreciation/depreciation of Futures contracts

Foreign exchange	Net realized gain (loss) from Foreign currency	(505)	—
contracts	transactions/Change in unrealized appreciation/depreciation of
	Translation of assets and liabilities in foreign currencies

	Total	$4,429	$(977)

LargeCap Blend Fund I

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$119	$1,436
	unrealized appreciation/depreciation of Futures contracts

LargeCap Blend Fund II

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$4,684	$(781)
	unrealized appreciation/depreciation of Futures contracts

LargeCap Growth Fund I

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$10,134	$(1,150)
	unrealized appreciation/depreciation of Futures contracts

LargeCap Growth Fund II

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$8,191	$(2,870)
	unrealized appreciation/depreciation of Futures contracts

Foreign exchange	Net realized gain (loss) from Foreign currency	(1,112)	$(700)
contracts	transactions/Change in unrealized appreciation/depreciation of
	Translation of assets and liabilities in foreign currencies

	Total	$(7,079)	$(3,570)

LargeCap S&P 500 Index Fund

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$2,749	$(1,378)
	unrealized appreciation/depreciation of Futures contracts

LargeCap Value Fund

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(1,335)	$1,793
	unrealized appreciation/depreciation of Futures contracts

LargeCap Value Fund I

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$7,616	$(1,101)
	unrealized appreciation/depreciation of Futures contracts

LargeCap Value Fund III

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$10,874	$(4,184)
	unrealized appreciation/depreciation of Futures contracts

MidCap Growth Fund III

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$9,366	$(3,803)
	unrealized appreciation/depreciation of Futures contracts

MidCap S&P 400 Index Fund

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$68	$(367)
	unrealized appreciation/depreciation of Futures contracts

MidCap Value Fund I

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$16,380	$(1,971)
	unrealized appreciation/depreciation of Futures contracts

MidCap Value Fund III

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$55	$(60)
	unrealized appreciation/depreciation of Futures contracts

Short-Term Bond Fund

Interest rate contracts	Net realized gain (loss) from Futures contracts/Change in	$(232)	$—
	unrealized appreciation/depreciation of Futures contracts

Short-Term Income Fund

Interest rate contracts	Net realized gain (loss) from Futures contracts/Change in	$(1,763)	$(45)
	unrealized appreciation/depreciation of Futures contracts

SmallCap Blend Fund

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$183	$57
	unrealized appreciation/depreciation of Futures contracts

SmallCap Growth Fund

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(474)	$(40)
	unrealized appreciation/depreciation of Futures contracts

SmallCap Growth Fund I

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$5,299	$(1,965)
	unrealized appreciation/depreciation of Futures contracts

SmallCap Growth Fund II

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$413	$(930)
	unrealized appreciation/depreciation of Futures contracts

SmallCap S&P 600 Index Fund

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(1,031)	$(125)
	unrealized appreciation/depreciation of Futures contracts

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2009

3. Operating Policies (Continued)

Derivatives Not		Realized Gain or (Loss) on	Change in Unrealized Appreciation
Accounted for as	Location of Gain or (Loss) On Derivatives Recognized in	Derivatives Recognized in	or (depreciation) of Derivatives
Hedging Instruments	Operations	Operations	Recognized in Operations

SmallCap Value Fund I

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$55	$1,988
	unrealized appreciation/depreciation of Futures contracts

SmallCap Value Fund II

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$3,019	$(1,282)
	unrealized appreciation/depreciation of Futures contracts

Ultra Short Bond Fund

Interest rate contracts	Net realized gain (loss) from Futures contracts/Change in	$(617)	$171
	unrealized appreciation/depreciation of Futures contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by the certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended October 31, 2009.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

4. Fair Valuation (Continued)

Investments which are generally included in the Level 3 category are primarily priced using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2009, in valuing the Funds’ securities carried at value (amounts shown in thousands):

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Quoted	Significant Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds	$ —	$ 1,256,517	$ 47,021	$ 1,303,538
Convertible Bonds	—	3,739	—	3,739
Municipal Bonds	—	6,227	—	6,227
Preferred Stock(a)	—	43,281	—	43,281
Repurchase Agreements	—	187,115	—	187,115
Senior Floating Rate Interests	—	33,923	—	33,923
U.S. Government & Government Agency Obligations	—	779,366	—	779,366

Total investments in securities	$ —	$ 2,310,168	$ 47,021	$ 2,357,189
Credit Default Swaps(b)	$ —	$ (19,980)	$ —	$ (19,980)
Futures(b)	$ 660	$ —	$ —	$ 660
Interest Rate Swaps(b)	$ —	$ (881)	$ —	$ (881)

Core Plus Bond Fund I
Bonds	$ —	$ 679,995	$ 11,654	$ 691,649
Commercial Paper	—	5,396	—	5,396
Convertible Preferred Stock(a)	—	5,191	—	5,191
Municipal Bonds	—	10,545	—	10,545
Repurchase Agreements	—	341,600	—	341,600
U.S. Government & Government Agency Obligations	—	1,028,511	—	1,028,511

Total investments in securities	$ —	$ 2,071,238	$ 11,654	$ 2,082,892
Credit Default Swaps(b)	$ —	$ 138	$ —	$ 138
Foreign Currency Contracts(b)	$ —	$ 454	$ —	$ 454
Futures(b)	$ 11,194	$ —	$ —	$ 11,194
Interest Rate Swaps(b)	$ —	$ 1,510	$ —	$ 1,510
Interest Rate Swaptions(b)	$ —	$ 986	$ —	$ 986
Options(b)	$ 503	$ —	$ —	$ 503
Short Sales(b)	$ —	$ (741)	$ —	$ (741)

Disciplined LargeCap Blend Fund
Common Stock(a)	$ 2,273,368	$ —	$ —	$ 2,273,368
Repurchase Agreements	—	20,034	—	20,034

Total investments in securities	$ 2,273,368	$ 20,034	$ —	$ 2,293,402
Futures(b)	$ (327)	$ —	$ —	$ (327)

Diversified International Fund
Common Stock
Basic Materials	$ 9,270	$ 153,947	—	$ 163,217
Communications	9,868	82,553	—	92,421
Consumer, Cyclical	2,053	171,386	—	173,439
Consumer, Non-cyclical	4,397	222,819	—	227,216
Diversified	—	20,119	—	20,119
Energy	18,661	137,125	—	155,786
Financial	—	351,172	—	351,172
Industrial	—	113,967	—	113,967
Technology	3,756	82,871	—	86,627
Utilities		41,511	—	41,511
Preferred Stock
Basic Materials	—	8,666	—	8,666
Communications	—	2,676	—	2,676
Financial	—	5,942	—	5,942
Utilities	—	596	—	596

Total investments in securities	$ 48,005	$ 1,395,350	$ —	$ 1,443,355

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

4. Fair Valuation (Continued)
			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Quoted	Significant Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)

Equity Income Fund
Bonds Total	$ —	$ 5,072	$ —	$ 5,072
Common Stock(a)	1,873,242	—	—	1,873,242
Preferred Stock(a)	—	1,956	—	1,956
Repurchase Agreements	—	69,432	—	69,432
U.S. Government & Government Agency Obligations	—	197	—	197

Total investments in securities	$ 1,873,242	$ 76,657	$ —	$ 1,949,899

Global Diversified Income Fund
Bonds	$ —	$ 38,500	$ 46	$ 38,546
Common Stock
Basic Materials	73	343	—	416
Communications	397	276	—	673
Consumer, Cyclical	512	550	—	1,062
Consumer, Non-cyclical	815	321	—	1,136
Energy	5,071	576	—	5,647
Financial	6,183	8,708	—	14,891
Industrial	352	425	—	777
Technology	182	87	—	269
Utilities	137	340	—	477
Convertible Bonds	—	126	—	126
Preferred Stock
Communications	—	1,165	—	1,165
Energy	—	68	—	68
Financial	—	10,402	—	10,402
Utilities	—	894	—	894
Repurchase Agreements	—	1,552	—	1,552
Senior Floating Rate Interests	—	2,829	—	2,829

Total investments in securities	$ 13,722	$ 67,162	$ 46	$ 80,930

Global Real Estate Securities Fund
Common Stock
Consumer, Cyclical	$ 15	$ 27	$ —	$ 42
Consumer, Non-cyclical	64	—	—	64
Exchange Traded Funds	195	11	—	206
Financial	2,557	5,136	31	7,724
Repurchase Agreements	—	362	—	362

Total investments in securities	$ 2,831	$ 5,536	$ 31	$ 8,398
Foreign Currency Contracts(b)	$ —	$ (10)	$ —	$ (10)

Government & High Quality Bond Fund
Bonds	$ —	$ 347,568	$ —	$ 347,568
Repurchase Agreements	—	44,421	—	44,421
U.S. Government & Government Agency Obligations	—	1,022,196	—	1,022,196

Total investments in securities	$ —	$ 1,414,185	$ —	$ 1,414,185

High Quality Intermediate-Term Bond Fund
Bonds	$ —	$ 29,727	$ 1,220	$ 30,947
Municipal Bonds	—	120	—	120
Preferred Stock(a)	—	776	—	776
Repurchase Agreements	—	3,477	—	3,477
Senior Floating Rate Interests	—	517	—	517
U.S. Government & Government Agency Obligations	—	21,129	—	21,129

Total investments in securities	$ —	$ 55,746	$ 1,220	$ 56,966
Futures(b)	$ 45	$ —	$ —	$ 45

High Yield Fund
Bonds	$ —	$ 1,990,413	$ 136,667	$ 2,127,080
Common Stock
Communications	2,843	—	148	2,991
Consumer, Cyclical	1,996	22,584	943	25,523
Consumer, Non-cyclical	11,516	3,676	4,612	19,804
Industrial	6,446	5,180	—	11,626
Technology	—	—	1,056	1,056
Convertible Bonds	—	212,421	—	212,421
Convertible Preferred Stock	—	9,117	—	9,117
Preferred Stock
Government	—	1,430	—	1,430
Repurchase Agreements	—	98,811	—	98,811
Senior Floating Rate Interests	—	228,380	—	228,380

Total investments in securities	$ 22,801	$ 2,572,012	$ 143,426	$ 2,738,239

NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	October 31, 2009

4. Fair Valuation (Continued)
			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Quoted	Significant Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)

High Yield Fund I
Bonds	$ —	$ 871,874	$ 11,799	$ 883,673
Common Stock
Consumer, Non-cyclical	46	138	—	184
Diversified	766	—	—	766
Industrial	84	—	336	420
Technology	373	—	—	373
Convertible Preferred Stock	—	170	—	170
Preferred Stock	—	260	—	260
Repurchase Agreements	—	40,259	—	40,259
Senior Floating Rate Interests	—	92,614	192	92,806

Total investments in securities	$ 1,269	$ 1,005,315	$ 12,327	$ 1,018,911

Income Fund
Bonds	$ —	$ 761,202	$ 22,978	$ 784,180
Common Stock(a)	—	—	—	—
Convertible Bonds	—	15,048	—	15,048
Preferred Stock
Government	—	330	—	330
Repurchase Agreements	—	20,685	—	20,685
Senior Floating Rate Interests	—	9,955	—	9,955
U.S. Government & Government Agency Obligations	—	240,039	—	240,039

Total investments in securities	$ —	$ 1,047,259	$ 22,978	$ 1,070,237

Inflation Protection Fund
Bonds	$ —	$ 34,061	$ 10,158	$ 44,219
Repurchase Agreements	—	11,527	—	11,527
U.S. Government & Government Agency Obligations	—	391,713	—	391,713

Total investments in securities	$ —	$ 437,301	$ 10,158	$ 447,459
Futures(b)	$ 131	$ —	$ —	$ 131

International Emerging Markets Fund
Common Stock
Basic Materials	$ 52,156	$ 89,601	$ —	$ 141,757
Communications	54,582	49,321	—	103,903
Consumer, Cyclical	11,704	91,522	—	103,226
Consumer, Non-cyclical	24,139	40,070	—	64,209
Diversified	—	21,640	—	21,640
Energy	98,488	89,931	—	188,419
Financial	—	308,916	—	308,916
Industrial	—	89,443	—	89,443
Technology	22,261	111,681	—	133,942
Utilities	3,183	7,494	—	10,677
Preferred Stock
Basic Materials		49,347		49,347
Financial	—	32,897	—	32,897
Utilities	—	3,312	—	3,312
Repurchase Agreements	—	5,417	—	5,417

Total investments in securities	$ 266,513	$ 990,592	$ —	$ 1,257,105

International Fund I
Common Stock
Basic Materials	$ —	$ 134,872	$ —	$ 134,872
Communications	—	126,815	—	126,815
Consumer, Cyclical	—	154,296	—	154,296
Consumer, Non-cyclical	—	271,530	—	271,530
Diversified	—	17,867	—	17,867
Energy	—	127,811	—	127,811
Financial	—	379,077	—	379,077
Industrial	—	153,431	76	153,507
Technology	—	45,658	—	45,658
Utilities	—	74,636	—	74,636
Preferred Stock
Consumer, Non-cyclical	—	447	—	447
Repurchase Agreements	—	30,394	—	30,394

Total investments in securities	$ —	$ 1,516,834	$ 76	$ 1,516,910
Futures(b)	$ (1,475)	$ —	$ —	$ (1,475)

NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	October 31, 2009

4. Fair Valuation (Continued)
			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Quoted	Significant Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)

International Growth Fund
Common Stock
Basic Materials	$ —	$ 169,750	$ —	$ 169,750
Communications	—	71,047	—	71,047
Consumer, Cyclical	—	136,842	—	136,842
Consumer, Non-cyclical	73	346,533	—	346,606
Diversified	—	12,720	—	12,720
Energy	—	121,617	—	121,617
Exchange Traded Funds	3,849	—	—	3,849
Financial	—	159,528	—	159,528
Industrial	—	146,734	—	146,734
Technology	—	58,637	—	58,637
Utilities	—	46,374	151	46,525
Preferred Stock
Communications	—	3,254	—	3,254
Repurchase Agreements	—	11,225	—	11,225

Total investments in securities	$ 3,922	$ 1,284,261	$ 151	$ 1,288,334

International Value Fund I
Common Stock
Basic Materials	$ —	$ 80,089	$ —	$ 80,089
Communications	—	101,097	—	101,097
Consumer, Cyclical	—	105,942	—	105,942
Consumer, Non-cyclical	—	87,319	—	87,319
Diversified	—	4,445	8	4,453
Energy	—	74,138	—	74,138
Financial	—	261,044	—	261,044
Industrial	—	138,887	—	138,887
Technology	—	29,684	—	29,684
Utilities	—	52,674	—	52,674
Preferred Stock
Consumer, Cyclical	—	135	—	135
Repurchase Agreements	—	17,060	—	17,060

Total investments in securities	$ —	$ 952,514	$ 8	$ 952,522
Futures(b)	$ (977)	$ —	$ —	$ (977)

LargeCap Blend Fund I
Common Stock(a)	$ 870,946	$ —	$ —	$ 870,946
Repurchase Agreements	—	25,217	—	25,217

Total investments in securities	$ 870,946	$ 25,217	$ —	$ 896,163
Futures(b)	$ (625)	$ —	$ —	$ (625)
LargeCap Blend Fund II
Common Stock(a)	$ 685,551	$ —	$ —	$ 685,551
Repurchase Agreements	—	10,825	—	10,825

Total investments in securities	$ 685,551	$ 10,825	$ —	$ 696,376
Futures(b)	$ (298)	$ —	$ —	$ (298)

LargeCap Growth Fund
Common Stock(a)	$ 2,151,781	$ —	$ —	$ 2,151,781
Repurchase Agreements	—	96,115	—	96,115

Total investments in securities	$ 2,151,781	$ 96,115	$ —	$ 2,247,896

LargeCap Growth Fund I
Common Stock(a)	$ 1,594,737	$ —	$ —	$ 1,594,737
Repurchase Agreements	—	42,289	—	42,289

Total investments in securities	$ 1,594,737	$ 42,289	$ —	$ 1,637,026
Futures(b)	$ (1,150)	$ —	$ —	$ (1,150)
LargeCap Growth Fund II
Common Stock(a)	$ 1,509,599	$ —	$ —	$ 1,509,599
Repurchase Agreements	—	29,646	—	29,646

Total investments in securities	$ 1,509,599	$ 29,646	$ —	$ 1,539,245
Foreign Currency Contracts(b)	$ —	$ 13	$ —	$ 13
Futures(b)	$ (1,088)	$ —	$ —	$ (1,088)
LargeCap S&P 500 Index Fund
Common Stock(a)	$ 884,631	$ —	$ —	$ 884,631
Repurchase Agreements	—	27,449	—	27,449

Total investments in securities	$ 884,631	$ 27,449	$ —	$ 912,080
Futures(b)	$ (616)	$ —	$ —	$ (616)
LargeCap Value Fund
Common Stock(a)	$ 774,589	$ —	$ —	$ 774,589
Repurchase Agreements	—	15,533	—	15,533

Total investments in securities	$ 774,589	$ 15,533	$ —	$ 790,122
Futures(b)	$ (366)	$ —	$ —	$ (366)

NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	October 31, 2009

4. Fair Valuation (Continued)
			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Quoted	Significant Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)

LargeCap Value Fund I
Common Stock(a)	$ 1,228,055	$ —	$ —	$ 1,228,055
Repurchase Agreements	$ —	$ 28,709	$ —	$ 28,709

Total investments in securities	$ 1,228,055	$ 28,709	$ —	$ 1,256,764
Futures(b)	$ (1,101)	$ —	$ —	$ (1,101)

LargeCap Value Fund III
Common Stock(a)	$ 1,881,763	$ —	$ —	$ 1,881,763
Repurchase Agreements	—	38,940	—	38,940

Total investments in securities	$ 1,881,763	$ 38,940	$ —	$ 1,920,703
Futures(b)	$ (881)	$ —	$ —	$ (881)

MidCap Blend Fund
Common Stock
Basic Materials	$ 29,424	$ 10,007	$ —	$ 39,431
Communications	166,990	—	—	166,990
Consumer, Cyclical	100,530	—	—	100,530
Consumer, Non-cyclical	273,255	—	—	273,255
Diversified	16,163	—	—	16,163
Energy	169,772	—	—	169,772
Financial	148,018	—	—	148,018
Industrial	36,320	—	—	36,320
Technology	69,198	—	—	69,198
Utilities	58,634	—	—	58,634
Repurchase Agreements	—	16,292	—	16,292

Total investments in securities	$ 1,068,304	$ 26,299	$ —	$ 1,094,603

MidCap Growth Fund
Common Stock(a)	$ 83,656	$ —	$ —	$ 83,656
Repurchase Agreements	—	1,589	—	1,589

Total investments in securities	$ 83,656	$ 1,589	$ —	$ 85,245

MidCap Growth Fund III
Common Stock(a)	$ 1,110,875	$ —	$ —	$ 1,110,875
Repurchase Agreements	—	26,754	—	26,754

Total investments in securities	$ 1,110,875	$ 26,754	$ —	$ 1,137,629
Futures(b)	$ (2,509)	$ —	$ —	$ (2,509)

MidCap S&P 400 Index Fund
Common Stock(a)	$ 240,828	$ —	$ —	$ 240,828
Repurchase Agreements	—	5,320	—	5,320

Total investments in securities	$ 240,828	$ 5,320	$ —	$ 246,148
Futures(b)	$ (141)	$ —	$ —	$ (141)

MidCap Value Fund I
Common Stock(a)	$ 1,114,568	$ —	$ —	$ 1,114,568
Repurchase Agreements	—	48,915	—	48,915

Total investments in securities	$ 1,114,568	$ 48,915	$ —	$ 1,163,483
Futures(b)	$ (1,971)	$ —	$ —	$ (1,971)

MidCap Value Fund III
Common Stock(a)	$ 85,544	$ —	$ —	$ 85,544
Repurchase Agreements	—	377	—	377

Total investments in securities	$ 85,544	$ 377	$ —	$ 85,921
Futures(b)	$ (24)	$ —	$ —	$ (24)

Money Market Fund
Bonds	$ —	$ 88,969	$ —	$ 88,969
Certificate of Deposit	—	98,900	—	98,900
Commercial Paper	—	1,937,219	—	1,937,219
Common Stock(a)	105,260	—	—	105,260
Municipal Bonds	—	115,390	—	115,390
U.S. Government & Government Agency Obligations	—	12,967	—	12,967

Total investments in securities	$ 105,260	$ 2,253,445	$ —	$ 2,358,705

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2009

4. Fair Valuation (Continued)
Level 3 -
		Level 2 - Other	Significant
	Level 1 - Quoted	Significant Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)

Preferred Securities Fund
Bonds	$ —	$ 764,385	$ 25,599	$ 789,984
Common Stock
Exchange Traded Funds	9,128	—	—	9,128
Convertible Preferred Stock
Consumer, Non-cyclical	—	2,437	—	2,437
Preferred Stock
Communications	—	99,244	—	99,244
Consumer, Non-cyclical	—	706	—	706
Energy	—	5,075	—	5,075
Financial	—	1,254,444	5,088	1,259,532
Utilities	—	166,264	—	166,264
Repurchase Agreements	—	62,802	—	62,802

Total investments in securities	$ 9,128	$ 2,355,357	$ 30,687	$ 2,395,172

Principal Capital Appreciation Fund
Common Stock(a)	$ 867,495	$ —	$ —	$ 867,495
Repurchase Agreements	—	14,108	—	14,108

Total investments in securities	$ 867,495	$ 14,108	$ —	$ 881,603

Principal LifeTime 2010 Fund
Investment Companies(a)	$ 1,641,664	$ —	$ —	$ 1,641,664

Total investments in securities	$ 1,641,664	$ —	$ —	$ 1,641,664

Principal LifeTime 2015 Fund
Investment Companies(a)	$ 314,172	$ —	$ —	$ 314,172

Total investments in securities	$ 314,172	$ —	$ —	$ 314,172

Principal LifeTime 2020 Fund
Investment Companies(a)	$ 4,056,167	$ —	$ —	$ 4,056,167

Total investments in securities	$ 4,056,167	$ —	$ —	$ 4,056,167

Principal LifeTime 2025 Fund
Investment Companies(a)	$ 327,329	$ —	$ —	$ 327,329

Total investments in securities	$ 327,329	$ —	$ —	$ 327,329

Principal LifeTime 2030 Fund
Investment Companies(a)	$ 3,596,577	$ —	$ —	$ 3,596,577

Total investments in securities	$ 3,596,577	$ —	$ —	$ 3,596,577

Principal LifeTime 2035 Fund
Investment Companies(a)	$ 204,899	$ —	$ —	$ 204,899

Total investments in securities	$ 204,899	$ —	$ —	$ 204,899

Principal LifeTime 2040 Fund
Investment Companies(a)	$ 2,038,668	$ —	$ —	$ 2,038,668

Total investments in securities	$ 2,038,668	$ —	$ —	$ 2,038,668

Principal LifeTime 2045 Fund
Investment Companies(a)	$ 81,440	$ —	$ —	$ 81,440

Total investments in securities	$ 81,440	$ —	$ —	$ 81,440

Principal LifeTime 2050 Fund
Investment Companies(a)	$ 843,759	$ —	$ —	$ 843,759

Total investments in securities	$ 843,759	$ —	$ —	$ 843,759

Principal LifeTime 2055 Fund
Investment Companies(a)	$ 10,953	$ —	$ —	$ 10,953

Total investments in securities	$ 10,953	$ —	$ —	$ 10,953

Principal LifeTime Strategic Income Fund
Investment Companies(a)	$ 559,567	$ —	$ —	$ 559,567

Total investments in securities	$ 559,567	$ —	$ —	$ 559,567

Real Estate Securities Fund
Common Stock(a)	$ 1,410,307	$ —	$ —	$ 1,410,307
Preferred Stock(a)	—	7,150	—	7,150
Repurchase Agreements	—	14,660	—	14,660

Total investments in securities	$ 1,410,307	$ 21,810	$ —	$ 1,432,117

SAM Balanced Portfolio
Investment Companies(a)	$ 3,016,761	$ —	$ —	$ 3,016,761

Total investments in securities	$ 3,016,761	$ —	$ —	$ 3,016,761

NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	October 31, 2009

4. Fair Valuation (Continued)
			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Quoted	Significant Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)

SAM Conservative Balanced Portfolio
Investment Companies(a)	$ 669,766	$ —	$ —	$ 669,766

Total investments in securities	$ 669,766	$ —	$ —	$ 669,766

SAM Conservative Growth Portfolio
Investment Companies(a)	$ 2,220,566	$ —	$ —	$ 2,220,566

Total investments in securities	$ 2,220,566	$ —	$ —	$ 2,220,566

SAM Flexible Income Portfolio
Investment Companies(a)	$ 781,055	$ —	$ —	$ 781,055

Total investments in securities	$ 781,055	$ —	$ —	$ 781,055

SAM Strategic Growth Portfolio
Investment Companies(a)	$ 1,407,659	$ —	$ —	$ 1,407,659

Total investments in securities	$ 1,407,659	$ —	$ —	$ 1,407,659

Short-Term Bond Fund
Bonds	$ —	$ 88,769	$ 3,335	$ 92,104
Repurchase Agreements	—	15,329	—	15,329
U.S. Government & Government Agency Obligations	—	26,867	—	26,867

Total investments in securities	$ —	$ 130,965	$ 3,335	$ 134,300

Short-Term Income Fund
Bonds	$ —	$ 408,652	$ 86	$ 408,738
Repurchase Agreements	—	27,258	—	27,258
U.S. Government & Government Agency Obligations	—	23,028	—	23,028

Total investments in securities	$ —	$ 458,938	$ 86	$ 459,024
Futures(b)	$ (319)	$ —	$ —	$ (319)

SmallCap Blend Fund
Common Stock(a)	$ 174,794	$ —	$ —	$ 174,794
Repurchase Agreements	—	5,818	—	5,818

Total investments in securities	$ 174,794	$ 5,818	$ —	$ 180,612
Futures(b)	$ (69)	$ —	$ —	$ (69)

SmallCap Growth Fund
Common Stock(a)	$ 217,520	$ —	$ —	$ 217,520
Repurchase Agreements	—	5,868	—	5,868

Total investments in securities	$ 217,520	$ 5,868	$ —	$ 223,388
Futures(b)	$ (40)	$ —	$ —	$ (40)

SmallCap Growth Fund I
Common Stock
Basic Materials	$ 4,485	$ —	$ —	$ 4,485
Communications	43,563		—	43,563
Consumer, Cyclical	58,190	—	—	58,190
Consumer, Non-cyclical	113,324	—	40	113,364
Diversified	14	—	—	14
Energy	21,750	—	1	21,751
Financial	16,512	—	—	16,512
Industrial	39,606	—	—	39,606
Technology	70,545	—	—	70,545
Utilities	1,751	—	—	1,751
Repurchase Agreements	—	25,371	—	25,371

Total investments in securities	$ 369,740	$ 25,371	$ 41	$ 395,152
Futures(b)	$ (1,965)	$ —	$ —	$ (1,965)

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

4. Fair Valuation (Continued)
			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Quoted	Significant Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)

SmallCap Growth Fund II
Common Stock
Basic Materials	$ 5,751	$ —	$ —	$ 5,751
Communications	42,790	845	—	43,635
Consumer, Cyclical	49,701	—	—	49,701
Consumer, Non-cyclical	99,430	—	36	99,466
Diversified	13	—	—	13
Energy	12,841	—	1	12,842
Financial	19,707	—	—	19,707
Industrial	39,288	—	—	39,288
Technology	65,843	—	—	65,843
Utilities	222	—	—	222
Repurchase Agreements	—	2,524	—	2,524

Total investments in securities	$ 335,586	$ 3,369	$ 37	$ 338,992
Futures(b)	$ (451)	$ —	$ —	$ (451)

SmallCap S&P 600 Index Fund
Common Stock(a)	$ 420,490	$ —	$ —	$ 420,490
Repurchase Agreements	—	8,527	—	8,527

Total investments in securities	$ 420,490	$ 8,527	$ —	$ 429,017
Futures(b)	$ (610)	$ —	$ —	$ (610)

SmallCap Value Fund
Common Stock(a)	$ 397,184	$ —	$ —	$ 397,184
Repurchase Agreements	—	14,827	—	14,827

Total investments in securities	$ 397,184	$ 14,827	$ —	$ 412,011

SmallCap Value Fund I
Common Stock(a)	$ 222,944	$ —	$ —	$ 222,944
Repurchase Agreements	—	3,258	—	3,258

Total investments in securities	$ 222,944	$ 3,258	$ —	$ 226,202
Futures(b)	$ (418)	$ —	$ —	$ (418)

SmallCap Value Fund II
Common Stock
Basic Materials	$ 17,587	$ —	$ —	$ 17,587
Communications	19,931	—	—	19,931
Consumer, Cyclical	50,805	—	21	50,826
Consumer, Non-cyclical	42,463	—	—	42,463
Diversified	216	—	—	216
Energy	23,522	—	—	23,522
Financial	85,842	—	—	85,842
Industrial	59,114	—	—	59,114
Technology	27,264	—	—	27,264
Utilities	6,854	—	—	6,854
Repurchase Agreements	—	15,697	—	15,697

Total investments in securities	$ 333,598	$ 15,697	$ 21	$ 349,316
Futures(b)	$ (1,282)	$ —	$ —	$ (1,282)
		—
Ultra Short Bond Fund
Bonds	$ —	$ 17,393	$ 80	$ 17,473
Commercial Paper	—	24,582	—	24,582
Repurchase Agreements	—	5,497	—	5,497
U.S. Government & Government Agency Obligations	—	91,105	—	91,105

Total investments in securities	$ —	$ 138,577	$ 80	$ 138,657

(a)	For additional detail regarding sector classifications, please see the Schedule of Investments.

(b)	Foreign Currency Contracts, Futures, Options, Short Sales, and Swap and Swaptions are valued at the unrealized appreciation/(depreciation) of the instrument.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

4. Fair Valuation (Continued)

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

	Value	Accrued		Change in	Net	Transfers In	Value
	October 31,	Discounts/	Realized	Unrealized	Purchases/	and/or Out of October 31,
Fund	2008	Premiums	Gain/(Loss)	Gain/(Loss)	Sales	Level 3	2009

Bond & Mortgage Securities Fund
Bonds	$ 10,002	$ (985)	$ (986)	$ (7,130)	$ 13,298	$32,822	$ 47,021

Total	$ 10,002	$ (985)	$ (986)	$ (7,130)	$ 13,298	$32,822	$ 47,021

Core Plus Bond Fund I
Bonds	$ —	$ 60	$ —	$ 1,133	$ 10,461	$ —	$ 11,654

Total	$ —	$ 60	$ —	$ 1,133	$ 10,461	$ —	$ 11,654

Global Diversified Income Fund
Bonds	$ —	$ 1	$ 1	$ 3	$ 41	$ —	$ 46

Total	$ —	$ 1	$ 1	$ 3	$ 41	$ —	$ 46

Global Real Estate Securities Fund
Common Stock
Financial	$ —	$ —	$ —	$ 5	$ 26	$ —	$ 31

Total	$ —	$ —	$ —	$ 5	$ 26	$ —	$ 31

High Quality Intermediate-Term Bond Fund
Bonds	$ 242	$ —	$ (31)	$ (158)	$ 716	$ 451	$ 1,220

Total	$ 242	$ —	$ (31)	$ (158)	$ 716	$ 451	$ 1,220

High Yield Fund
Bonds	$ 76,527	$ 4,335	$ (918)	$ 1,228	$ 37,972	$17,523	$ 136,667
Common Stock
Communications	—	—	—	(163)	—	311	148
Consumer, Cyclical	—	—	—	434	—	509	943
Consumer, Non-cyclical	—	—	—	1,629	—	2,983	4,612
Financial	341	—	(564)	333	(110)	—	—
Technology	—	—	(14)	542	(16)	544	1,056

Total	$ 76,868	$ 4,335	$ (1,496)	$ 4,003	$ 37,846	$21,870	$ 143,426

HighYield Fund I
Bonds	$ 5,958	$ 232	$ (749)	$ 1,561	$ 4,671	$ 126	$ 11,799
Common Stock
Industrial	—	—	—	44	292	—	336
Senior Floating Rate Interests	149	9		(94)	(3)	131	192

Total	$ 6,107	$ 241	$ (749)	$ 1,511	$ 4,960	$ 257	$ 12,327

Income Fund
Bonds	$ 16,195	$ (26)	$ —	$ 2,059	$ 4,750	$ —	$ 22,978
Common Stock
Financial	92	—	—	(92)	—	—	—

Total	$ 16,287	$ (26)	$ —	$ 1,967	$ 4,750	$ —	$ 22,978

Inflation Protection Fund
Bonds	$ 1,492	$ —	$ —	$ (1,859)	$ (3,867)	$ 14,392	$ 10,158

Total	$ 1,492	$ —	$ —	$ (1,859)	$ (3,867)	$ 14,392	$ 10,158

International Fund I
Common Stock
Industrial	$ —	$ —	$ —	$ 23	$ 53	$ —	$ 76

Total	$ —	$ —	$ —	$ 23	$ 53	$ —	$ 76

International Growth Fund
Common Stock
Utilities	$ —	$ —	$ (536)	$ 50	$ 637	$ —	$ 151

Total	$ —	$ —	$ (536)	$ 50	$ 637	$ —	$ 151

		NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
			October 31, 2009

4. Fair Valuation (Continued)
	Value	Accrued		Change in	Net	Transfers In	Value
	October 31,	Discounts/	Realized	Unrealized	Purchases/	and/or Out of October 31,
Fund	2008	Premiums	Gain/(Loss)	Gain/(Loss)	Sales	Level 3	2009

International Value Fund I
Common Stock
Diversified	$ —	$ —	$ —	$ 3	$ 5	$ —	$ 8

Total	$ —	$ —	$ —	$ 3	$ 5	$ —	$ 8

Preferred Securities Fund
Bonds	$ 1,611	$ 4	$ (9)	$ 2,928	$ 9,648	$11,417	$ 25,599
Common Stock
Financial	—	—	—	1,969	896	2,223	5,088

Total	$ 1,611	$ 4	$ (9)	$ 4,897	$ 10,544	$13,640	$ 30,687

Short-Term Bond Fund
Bonds	$ 400	$ —	$ —	$ (90)	$ (539)	$ 3,564	$ 3,335

Total	$ 400	$ —	$ —	$ (90)	$ (539)	$ 3,564	$ 3,335

Short-Term Income Fund
Bonds	$ —	$ —	$ —	$ 1	$ —	$ 85	$ 86

Total	$ —	$ —	$ —	$ 1	$ —	$ 85	$ 86

SmallCap Growth Fund I
Common Stock
Consumer, Non-cyclical	$ —	$ —	$ 7	$ 7	$ 26	$ —	$ 40
Energy	—	—	—	(2)	3	—	1

Total	$ —	$ —	$ 7	$ 5	$ 29	$ —	$ 41

SmallCap Growth Fund II
Common Stock
Consumer, Non-cyclical	$ —	$ —	$ 7	$ 9	$ 20	$ —	$ 36
Energy	—	—	—	(1)	2	—	1

Total	$ —	$ —	$ 7	$ 8	$ 22	$ —	$ 37

SmallCap Value Fund II
Common Stock
Consumer, Cyclical	$ 20	$ —	$ —	$ (37)	$ (50)	$ 88	$ 21
Consumer, Non-cyclical	—	—	—	(142)	142	—	—
Financial	—	—	(3)	2	—	1	—

Total	$ 20	$ —	$ (3)	$ (177)	$ 92	$ 89	$ 21

Ultra Short Bond Fund
Bonds	$ 357	$ —	$ (2,960)	$ 2,821	$ (31)	$ (107)	$ 80

Total	$ 357	$ —	$ (2,960)	$ 2,821	$ (31)	$ (107)	$ 80

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds. Effective July 1, 2009, the annual rate paid by Principal LifeTime Funds was reduced to 0.03% of each of the Principal LifeTime Funds’ average net assets. Prior to July 1, 2009 the annual rate paid by Principal LifeTime Funds was .1225% of each of the Principal LifeTime Funds’ average daily net assets up to $3 billion and .1125% of each of the Principal LifeTime Funds’ average daily net assets over $3 billion. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets and .25% of aggregate net assets over $5 billion. The annual rates used in this calculation for each of the other Funds are as follows:

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2009

5. Management Agreement and Transactions with Affiliates (Continued)

		Net Assets of Funds					Net Assets of Funds

		(in millions)					(in millions)

				Over					Over
	First	Next Next		$1.5		First Next Next			$1.5
	$500	$500	$500	billion		$500	$500	$500	billion

Disciplined LargeCap Blend Fund	.60%	.58%	.56%	.55%	MidCap Blend Fund	.65	.63	.61	.60
Global Real Estate Securities Fund	.90	.88	.86	.85	MidCap Growth Fund	.65	.63	.61	.60
High Quality Intermediate-Term Bond Fund	.40	.38	.36	.35	MidCap Growth Fund III	1.00	.96	.94	.92
High Yield Fund I	.65	.63	.61	.60	MidCap Value Fund I	1.00	.98	.96	.95
Inflation Protection Fund	.40	.38	.36	.35	MidCap Value Fund III	.65	.63	.61	.60
International Emerging Markets Fund	1.20	1.18	1.16	1.15	Preferred Securities Fund	.75	.73	.71	.70
International Fund I	1.10	1.08	1.06	1.05	Real Estate Securities Fund	.85	.83	.81	.80
International Growth Fund	1.00	.98	.96	.95	Short-Term Bond Fund	.40	.38	.36	.35
International Value Fund I	1.10	1.08	1.06	1.05	SmallCap Blend Fund	.75	.73	.71	.70
LargeCap Blend Fund I	.45	.43	.41	.40	SmallCap Growth Fund	.75	.73	.71	.70
LargeCap Blend Fund II	.75	.73	.71	.70	SmallCap Growth Fund I	1.10	1.08	1.06	1.05
LargeCap Growth Fund I	.75	.73	.71	.70	SmallCap Growth Fund II	1.00	.98	.96	.95
LargeCap Growth Fund II	.95	.93	.91	.90	SmallCap Value Fund	.75	.73	.71	.70
LargeCap Value Fund	.45	.43	.41	.40	SmallCap Value Fund I	1.00	.98	.96	.95
LargeCap Value Fund I	.80	.78	.76	.75	SmallCap Value Fund II	1.00	.98	.96	.95

	Net Assets of Funds (in millions)

	First	Over
	$250	$250

High Yield Fund	.625%	.50%

	Net Assets of Funds (in millions)				Net Assets of Funds (in millions)

	First	Next	Over		First	Next	Over
	$200	$300	$500		$500	$500	$1 billion

Short-Term Income Fund	.50%	.45%	.40%	Principal Capital Appreciation Fund	.625%	.50%	.375%

		Net Assets of Funds						Net Assets of Funds (in millions)

		First $2		Over $2				First	Next	Over
		billion		billion				$250	$250	$500

Income Fund		.50%		.45%	Equity Income Fund			.60%	.55%	.50%
Government & High Quality Bond Fund		.50		.45

		Net Assets of Funds (in millions)

	First	Next		Next	Next	Over
	$500	$500	$1 billion		$1 billion	$3 billion

LargeCap Growth Fund	.68%	.65%		.62%	.58%	.55%

		All Net Assets

LargeCap S&P 500 Index Fund			.15%
MidCap S&P 400 Index Fund			.15
SmallCap S&P 600 Index Fund			.15
Ultra Short Bond Fund			.38

			Net Assets of Funds (in millions)

	First		Next	Next	Next	Next	Over
	$500		$500	$500	$500	$1 billion $3 billion

Bond & Mortgage Securities Fund		.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund		.90	.88	.86	.85	.83	.80
Global Diversified Income Fund		.80	.78	.76	.75	.73	.70
LargeCap Value Fund III		.80	.78	.76	.75	.73	.70
Money Market Fund		.40	.39	.38	.37	.36	.35

			NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			October 31, 2009

5. Management Agreement and Transactions with Affiliates (Continued)

		Net Assets of Funds (in millions)

	First	Next	Next	Next	Next	Over
	$500	$500	$500	$500	$500	$2.5 billion

Core Plus Bond Fund I	.60%	.58%	.56%	.55%	.53%	.50%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and .11% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, Class S and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. In addition, Class S shares pays Principal Shareholder Services, Inc. a service fee computed at an annual percentage rate of Class S shares average daily net assets. The annual rates used in this calculation for Class S shares are as follows:

Net Assets of Funds (in millions)

First	Next	Next $4 Next $5		Next $10	Over $20
$500	$500	billion billion		billion	billion

.06%	.05%	.04%	.03%	.02%	.01%

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		Period from November 1, 2008 through June 30, 2009
	Class A	Class B	Class C	Class J	Institutional	Expiration

International Value Fund I	N/A	N/A	N/A	N/A	1.13%	February 28, 2010
LargeCap Blend Fund I	N/A	N/A	1.90%	N/A	N/A	February 28, 2010
LargeCap Blend Fund II	N/A	N/A	2.20	N/A	N/A	February 28, 2010
LargeCap Growth Fund I	N/A	N/A	2.20	N/A	N/A	February 28, 2010
LargeCap Growth Fund II	1.70%	N/A	2.45	1.75%^	N/A	February 28, 2010
LargeCap Value Fund III	1.15	1.90	1.90	N/A	N/A	October 31, 2009
MidCap Growth Fund III	1.75**	2.50	2.50*	N/A	N/A	June 30, 2010
MidCap Value Fund I	1.35	2.10	2.10	1.75*	N/A	October 31, 2009
Principal LifeTime 2010 Fund	.50	N/A	1.25	N/A	N/A	February 28, 2010
Principal LifeTime 2015 Fund	N/A	N/A	N/A	N/A	.1725	February 28, 2010
Principal LifeTime 2020 Fund	.50	1.25	1.25	N/A	N/A	February 28, 2010
Principal LifeTime 2025 Fund	N/A	N/A	N/A	N/A	.1725	February 28, 2010
Principal LifeTime 2030 Fund	.50	1.25	1.25	N/A	N/A	February 28, 2010
Principal LifeTime 2035 Fund	N/A	N/A	N/A	N/A	.1725	February 28, 2010
Principal LifeTime 2040 Fund	.50	1.25	1.25	N/A	N/A	February 28, 2010
Principal LifeTime 2045 Fund	N/A	N/A	N/A	N/A	.1725	February 28, 2010
Principal LifeTime 2050 Fund	.50	1.25	1.25	N/A	N/A	February 28, 2010
Principal LifeTime 2055 Fund	N/A	N/A	N/A	N/A	.1725	February 28, 2010
Principal LifeTime Strategic Income Fund	.50	1.25	1.25	N/A	N/A	February 28, 2010
SmallCap Growth Fund II	1.45	2.20	2.20	1.60	N/A	October 31, 2009
SmallCap Value Fund II	N/A	N/A	N/A	1.95	N/A	February 28, 2010
*Expires February 28, 2010. **Expired June 30, 2009. ^Expired February 28, 2009.
	Period from November 1, 2008 through June 30, 2009
	R-1	R-2	R-3	R-4	R-5	Expiration

Principal LifeTime 2015 Fund	1.0525	.9225	.7425	.5525	.4325	February 28, 2010
Principal LifeTime 2025 Fund	1.0525	.9225	.7425	.5525	.4325	February 28, 2010
Principal LifeTime 2035 Fund	1.0525	.9225	.7425	.5525	.4325	February 28, 2010
Principal LifeTime 2045 Fund	1.0525	.9225	.7425	.5525	.4325	February 28, 2010
Principal LifeTime 2055 Fund	1.0525	.9225	.7425	.5525	.4325	February 28, 2010

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

5. Management Agreement and Transactions with Affiliates (Continued)

Effective July 1, 2009, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees through the period ended February 28, 2011. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

International Fund I	0.026%	LargeCap Value Fund III	0.012%
International Value Fund I	0.030	MidCap Growth Fund III	0.022
LargeCap Blend Fund I	0.006	MidCap Value Fund I	0.020
LargeCap Blend Fund II	0.018	SmallCap Growth Fund I	0.022
LargeCap Growth Fund I	0.016	SmallCap Growth Fund II	0.020
LargeCap Growth Fund II	0.014	SmallCap Value Fund I	0.020
LargeCap Value Fund I	0.014	SmallCap Value Fund II	0.024

Concurrently, the contractual expense limits were reduced to the following limits:

		Period from July 1, 2009 through October 31, 2009
	Class A	Class B	Class C	Class J	Institutional	Expiration

International Value Fund I	N/A	N/A	N/A	N/A	1.10%	February 28, 2010
LargeCap Blend Fund I	N/A	N/A	1.894%	N/A	N/A	February 28, 2010
LargeCap Blend Fund II	N/A	N/A	2.182	N/A	N/A	February 28, 2010
LargeCap Growth Fund I	N/A	N/A	2.184	N/A	N/A	February 28, 2010
LargeCap Growth Fund II	1.686	N/A	2.436	N/A	N/A	February 28, 2010
LargeCap Value Fund III	1.138	1.888	1.888	N/A	N/A	October 31, 2009
MidCap Growth Fund III	1.728**	2.478	2.478*	N/A	N/A	June 30, 2010
MidCap Value Fund I	1.33	2.08	2.08	1.73*	N/A	October 31, 2009
Principal LifeTime 2010 Fund	.41	N/A	N/A	N/A	N/A	February 28, 2010
Principal LifeTime 2015 Fund	N/A	N/A	N/A	N/A	.08	February 28, 2010
Principal LifeTime 2020 Fund	.41	1.16	N/A	N/A	N/A	February 28, 2010
Principal LifeTime 2025 Fund	N/A	N/A	N/A	N/A	.08	February 28, 2010
Principal LifeTime 2030 Fund	.41	1.16	N/A	N/A	N/A	February 28, 2010
Principal LifeTime 2035 Fund	N/A	N/A	N/A	N/A	.08	February 28, 2010
Principal LifeTime 2040 Fund	.41	1.16	N/A	N/A	N/A	February 28, 2010
Principal LifeTime 2045 Fund	N/A	N/A	N/A	N/A	.08	February 28, 2010
Principal LifeTime 2050 Fund	.41	1.16	N/A	N/A	N/A	February 28, 2010
Principal LifeTime 2055 Fund	N/A	N/A	N/A	N/A	.08	February 28, 2010
Principal LifeTime Strategic Income Fund	.41	1.16	N/A	N/A	N/A	February 28, 2010
SmallCap Growth Fund II	1.43	2.18	2.18	1.58	N/A	October 31, 2009
SmallCap Value Fund II	N/A	N/A	N/A	1.926	N/A	February 28, 2010

*Expires February 28, 2010. ** The limit is voluntary and may be terminated at any time.

		Period from July 1, 2009 through October 31, 2009
	R-1	R-2	R-3	R-4	R-5	Expiration

Principal LifeTime 2015 Fund	.96	.83	.65	.46	.34	February 28, 2010
Principal LifeTime 2025 Fund	.96	.83	.65	.46	.34	February 28, 2010
Principal LifeTime 2035 Fund	.96	.83	.65	.46	.34	February 28, 2010
Principal LifeTime 2045 Fund	.96	.83	.65	.46	.34	February 28, 2010
Principal LifeTime 2055 Fund	.96	.83	.65	.46	.34	February 28, 2010

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			October 31, 2009

5. Management Agreement and Transactions with Affiliates (Continued)

		Period from November 1, 2008 through October 31, 2009
	Class A		Class B	Class C	Class J	Institutional	Expiration

Bond & Mortgage Securities Fund	.94%		1.60%	1.75%*	N/A	N/A	June 30, 2010
Core Plus Bond Fund I	N/A		N/A	N/A	N/A	.65%	February 28, 2010
Disciplined LargeCap Blend Fund	N/A		N/A	1.82	N/A	N/A	February 28, 2010
Diversified International Fund	N/A		N/A	2.08	N/A	N/A	February 28, 2010
Global Diversified Income Fund	1.25		N/A	2.00	N/A	.90	February 28, 2010
Global Real Estate Securities Fund	1.45		N/A	2.20	N/A	.95	February 28, 2010
Government & High Quality Bond Fund	.88**		1.65	1.63	1.00^	N/A	February 28, 2010
Income Fund	.90		1.64	1.65	1.10^^	N/A	February 28, 2010
Inflation Protection Fund	.90		N/A	1.65	1.15	N/A	February 28, 2010
International Emerging Markets Fund	N/A		N/A	2.80	N/A	N/A	February 28, 2010
International Growth Fund	1.60		N/A	2.35	N/A	N/A	February 28, 2010
LargeCap S&P 500 Index Fund	N/A		N/A	1.30	N/A	N/A	February 28, 2010
LargeCap Value Fund	N/A		N/A	1.70	N/A	N/A	February 28, 2010
MidCap Blend Fund	N/A		N/A	1.95	N/A	N/A	February 28, 2010
Money Market Fund	N/A		N/A	1.79	N/A	N/A	February 28, 2010
Preferred Securities Fund	1.00		N/A	1.75	N/A	N/A	February 28, 2010
Real Estate Securities Fund	1.28		2.08	1.98	N/A	N/A	February 28, 2010
SAM Balanced Portfolio	N/A		N/A	N/A	.95	N/A	February 28, 2010
SAM Conservative Balanced Portfolio	N/A		N/A	N/A	.95	N/A	February 28, 2010
SAM Conservative Growth Portfolio	N/A		N/A	N/A	.95	N/A	February 28, 2010
SAM Flexible Income Portfolio	N/A		N/A	N/A	.95	N/A	February 28, 2010
SAM Strategic Growth Portfolio	N/A		N/A	N/A	.95	N/A	February 28, 2010
Short-Term Bond Fund	N/A		N/A	1.70	N/A	N/A	February 28, 2010
Short-Term Income Fund	.95		N/A	1.67	N/A	N/A	February 28, 2010
SmallCap Blend Fund	N/A		N/A	2.20	N/A	N/A	February 28, 2010
SmallCap Growth Fund	N/A		2.57	2.21	N/A	N/A	February 28, 2010
SmallCap Value Fund	1.35		2.29	2.08	N/A	N/A	February 28, 2010
Ultra Short Bond Fund	N/A		N/A	1.50	N/A	N/A	February 28, 2010
*Expires February 28, 2010. ** Prior to April 9, 2009 the expense limit was .91%.				^ From December 16, 2008 through October 31, 2009.
^^From September 30, 2009 through October 31, 2009. Expires February 28, 2011.

Period from November 1, 2008 through February 28, 2009
Class A		Class B	Class C	Expiration

LargeCap Growth Fund	1.28%	2.26%	2.03%	February 28, 2009

	Period from November 1, 2008 through October 31, 2009
	R-1		R-2	R-3	R-4	R-5	Expiration

Core Plus Bond Fund I	1.53%		1.40%	1.22%	1.03%	.91%	February 28, 2010
Government & High Quality Bond Fund*	1.29		1.16	.98	.79	.67	February 28, 2010
*Period from December 16, 2008 through October 31, 2009

In addition, the Manager has voluntarily agreed to limit Money Market Fund’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Effective March 1, 2009, the Manager has voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make and acquired fund fees and expenses) attributable to Institutional class of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at anytime. The operating expense limits are as follows:

	NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		October 31, 2009

5. Management Agreement and Transactions with Affiliates (Continued)

	Expense Limit		Expense Limit

Diversified International Fund	.93%	SAM Conservative Growth Portfolio	.40%
High Quality Intermediate-Term Bond Fund	.45	SAM Flexible Income Portfolio	.40
International Emerging Markets Fund	1.34	SAM Strategic Growth Portfolio	.40
International Fund I	1.114*	Short-Term Bond Fund	.45
LargeCap S&P 500 Index Fund	.20	Short-Term Income Fund	.54#
MidCap Blend Fund	.70	SmallCap Blend Fund	.80
MidCap Growth Fund	.70	SmallCap Growth Fund	.80
MidCap S&P 400 Index Fund	.20	SmallCap Growth Fund I	1.128^
MidCap Value Fund III	.70	SmallCap S&P 600 Index Fund	.20
SAM Balanced Portfolio	.40	SmallCap Value Fund II	1.026^^
SAM Conservative Balanced Portfolio	.40	Ultra Short Bond Fund	.43#

*	Prior to July 1, 2009 the expense limit was 1.14%.

^	Prior to July 1, 2009 the expense limit was 1.15%.

^^	Prior to July 1, 2009 the expense limit was 1.05%.

#Effective June 22, 2009.

Effective May 13, 2009, the Manager voluntarily agreed to limit Ultra Short Bond Fund’s expenses attributable to Class A shares and, if necessary, pay expenses normally payable by Ultra Short Bond Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses from May 13, 2009 through October 31, 2009 (expressed as a percentage of average net assets, during such time period, on an annualized basis) not to exceed 0.46%. The limit may be terminated at any time.

Effective October 1, 2009, and through the period ending February 28, 2011, the Manager has contractually agreed to pay the expenses directly attributable to Institutional Class shares of Bond & Mortgage Securities Fund.

Effective October 23, 2009, and through the period ending February 28, 2011, the Manager has contractually agreed to reduce MidCap Blend Fund’s expenses attributable to Class A shares by 0.01% and Class B Shares by 0.05% (expressed as a percentage of average net assets on a daily basis).

Distribution Fees. The Class A, Class B, Class C, Class J, Class S, R-1, R-2, R-3, and R-4 shares of the Funds (with the exception of Ultra Short Bond Fund) bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. or Princor Financial Services Corporation, the principal underwriters, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, Class J, Class S, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Money Market Fund	Class J	.25
Short-Term Bond Fund	Class A	.15
Short-Term Income Fund	Class A	.15
Ultra Short Bond Fund	Class A	N/A
Ultra Short Bond Fund	Class C	N/A

From November 1, 2008 through November 30, 2008, the annual rate for Class A shares for Short-Term Income Fund was .25%.

From November 1, 2008 through December 31, 2008, the annual rate for Class A and Class C shares of Ultra Short Bond Fund was .15% and 1.00%, respectively.

From November 1, 2008 through February 28, 2009, Princor Financial Services Corporation and Principal Fund’s Distributor, Inc. had contractually agreed to limit the distribution fees attributable to Class J shares for SmallCap Blend not to exceed .15%. This contractual limit expired and effective March 1, 2009, Princor Financial Services Corporation and Principal Funds Distributor, Inc. have voluntarily agreed to maintain a level of distribution fees not to exceed .40% for Class J shares of SmallCap Blend Fund.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

5. Management Agreement and Transactions with Affiliates (Continued)

Effective January 1, 2009, Princor Financial Services Corporation and Principal Funds Distributor, Inc. have voluntarily agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .40% for Class J shares. The expense limit may be terminated at any time. Prior to January 1, 2009, the expense limit of .40% was contractual.

Effective March 1, 2009, Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to certain share classes of Money Market Fund. The limit will maintain the level of distribution fees not to exceed .75%, 0%, and 0% for Class B, Class C, and Class S shares, respectively. The limit may be terminated at any time

Effective April 1, 2009, Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund through April 30, 2010. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares.

Sales Charges. Principal Funds Distributor, Inc. as principal underwriters, receive proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund and Ultra Short Bond Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retain sales charges on sales of Class A shares based on declining rates which begin at 1.00% for Ultra Short Bond Fund, 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund, Short-Term Bond Fund and Short Term Income Fund, 3.75% for Bond & Mortgage Securities Fund, Global Diversified Income Fund, High Yield Fund, Inflation Protection Fund, Preferred Securities Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the year ended October 31, 2009, were as follows (in thousands):

	Class A	Class B	Class C	Class J

Bond & Mortgage Securities Fund	$95	$25	$1	$19
Disciplined LargeCap Blend Fund	65	48	—	N/A
Diversified International Fund	252	51	3	26
Equity Income Fund	178	481	11	N/A
Global Diversified Income Fund	13	N/A	—	N/A
Global Real Estate Securities Fund	15	N/A	—	N/A
Government & High Quality Bond Fund	241	40	6	7
High Quality Intermediate-Term Bond Fund	N/A	N/A	N/A	5
High Yield Fund	713	120	130	N/A
Income Fund	161	47	10	—
Inflation Protection Fund	19	N/A	3	3
International Emerging Markets Fund	186	29	3	22
International Growth Fund	8	N/A	1	3
LargeCap Blend Fund I	92	10	—	4
LargeCap Blend Fund II	64	13	—	10
LargeCap Growth Fund	220	47	5	14
LargeCap Growth Fund I	90	8	—	6
LargeCap Growth Fund II	12	N/A	—	4
LargeCap S&P 500 Index Fund	47	N/A	2	28
LargeCap Value Fund	146	12	—	7
LargeCap Value Fund III	62	10	—	6
MidCap Blend Fund	393	44	2	16
MidCap Growth Fund	N/A	N/A	N/A	4
MidCap Growth Fund III	70	8	—	3
MidCap S&P 400 Index Fund	N/A	N/A	N/A	3
MidCap Value Fund I	9	1	—	1
MidCap Value Fund III	N/A	N/A	N/A	3
Money Market Fund	15	444	26	348
Preferred Securities Fund	769	N/A	246	2

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

5.	Management Agreement and Transactions with Affiliates (Continued)

	Class A	Class B	Class C	Class J

Principal Capital Appreciation Fund	123	169	2	N/A
Principal LifeTime 2010 Fund	59	N/A	—	45
Principal LifeTime 2020 Fund	167	24	2	143
Principal LifeTime 2030 Fund	213	14	1	140
Principal LifeTime 2040 Fund	183	15	—	66
Principal LifeTime 2050 Fund	116	4	—	14
Principal LifeTime Strategic Income Fund	11	4	2	11
Real Estate Securities Fund	104	20	1	6
SAM Balanced Portfolio	1,241	1,190	57	131
SAM Conservative Balanced Portfolio	441	176	21	55
SAM Conservative Growth Portfolio	896	924	64	61
SAM Flexible Income Portfolio	379	237	33	24
SAM Strategic Growth Portfolio	641	623	30	55
Short-Term Bond Fund	35	N/A	1	3
Short-Term Income Fund	217	N/A	8	N/A
SmallCap Blend Fund	85	10	—	1
SmallCap Growth Fund	23	6	—	3
SmallCap Growth Fund I	N/A	N/A	N/A	1
SmallCap Growth Fund II	42	4	—	3
SmallCap S&P 600 Index Fund	N/A	N/A	N/A	13
SmallCap Value Fund	36	5	1	4
SmallCap Value Fund II	N/A	N/A	N/A	—
Ultra Short Bond Fund	1	N/A	—	1

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

At October 31, 2009, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (in thousands):

	Class A Class C Institutional			R-1	R-2	R-4

Bond & Mortgage Securities Fund	423	—	15,240	—	—	—
Core Plus Bond Fund I	—	—	90,526	—	—	—
Disciplined LargeCap Blend Fund	—	—	5,831	—	—	—
Diversified International Fund	—	—	4,281	—	—	—
Equity Income Fund	—	—	12	—	—	—
Global Real Estate Securities Fund	150	150	200	—	—	—
Government & High Quality Bond Fund	120	—	—	—	—	—
High Yield Fund I	—	—	22,637	—	—	—
Income Fund	—	—	243	—	—	—
Inflation Protection Fund	—	—	39,631	—	—	—
International Emerging Markets Fund	—	—	57	—	—	—
International Fund I	—	—	64,208	—	—	—
International Growth Fund	—	—	46,778	—	—	—
International Value Fund I	—	—	17,779	—	—	—
LargeCap Blend Fund II	—	—	52,166	—	—	—
LargeCap Growth Fund	—	—	9,751	—	—	—
LargeCap Growth Fund I	—	—	95,636	—	—	—
LargeCap Growth Fund II	—	—	87,107	—	—	—
LargeCap Value Fund	—	—	7,513	—	—	—
LargeCap Value Fund I	—	—	83,494	—	—	—
LargeCap Value Fund III	—	—	88,950	—	—	—
MidCap Growth Fund III	—	—	100,199	—	—	—
MidCap Value Fund I	—	—	75,449	—	—	—
MidCap Value Fund III	—	—	1	—	—	—
Money Market Fund	14,128	—	24,180	—	—	—
Preferred Securities Fund	—	—	5,428	—	—	—
Principal Capital Appreciation Fund	—	—	3	—	—	—

			NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			October 31, 2009

5. Management Agreement and Transactions with Affiliates (Continued)

	Class A Class C Institutional			R-1	R-2	R-4

Principal LifeTime 2010 Fund	—	—	92,050	—	—	—
Principal LifeTime 2015 Fund	—	—	11,088	—	—	—
Principal LifeTime 2020 Fund	—	—	229,128	—	—	—
Principal LifeTime 2025 Fund	—	—	11,990	—	—	—
Principal LifeTime 2030 Fund	—	—	218,001	—	—	—
Principal LifeTime 2035 Fund	—	—	8,186	—	—	—
Principal LifeTime 2040 Fund	—	—	129,403	—	—	—
Principal LifeTime 2045 Fund	—	—	3,663	—	—	—
Principal LifeTime 2050 Fund	—	—	63,593	—	—	—
Principal LifeTime 2055 Fund	—	—	824		1
Principal LifeTime Strategic Income Fund	—	—	34,281	—	—	—
Real Estate Securities Fund	—	—	15,123	—	—	—
SAM Balanced Portfolio	—	—	5,554	—	—	—
SAM Conservative Balanced Portfolio	—	—	2,727	—	—	—
SAM Conservative Growth Portfolio	—	—	4,707	—	—	—
SAM Flexible Income Portfolio	—	—	1,360	—	—	—
SAM Flexible Income Portfolio	—	—	2,280	—	—	—
SmallCap Blend Fund	—	—	2,640	—	—	—
SmallCap Growth Fund I	—	—	21,135	—	—	—
SmallCap Growth Fund II	—	—	44,988	—	—	—
SmallCap Value Fund I	—	—	10,147	—	—	—
International Growth Fund	—	—	46,221	—	—	—
Ultra Short Bond Fund	862	—	184	1	—	1

Affiliated Brokerage Commissions. With respect to Bond & Mortgage Securities Fund, Global Diversified Income Fund, High Quality Intermediate Term Bond Fund, and Preferred Securities Fund, $58,000, $22,000, $5,000, and $925,000 of brokerage commissions were paid, respectively, to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended October 31, 2009. Brokerage commissions were paid to affiliates of sub-advisors as follows (in thousands):

	Year Ended		Year Ended
	October 31, 2009		October 31, 2009

International Value Fund I	$3	MidCap Value Fund I	$48
LargeCap Growth Fund II	141	SmallCap Growth Fund II	2
LargeCap Value Fund I	75

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

6. Investment Transactions

For the year ended October 31, 2009, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:

	Purchases	Sales		Purchases	Sales

Bond & Mortgage Securities Fund	$ 8,130,146	$ 9,177,293	Preferred Securities Fund	$ 1,071,922	$ 418,563
Core Plus Bond Fund I	3,438,454	2,372,024	Principal Capital Appreciation Fund	190,524	280,476
Disciplined LargeCap Blend Fund	2,793,106	2,548,901	Principal LifeTime 2010 Fund	495,502	403,872
Diversified International Fund	1,504,820	1,451,542	Principal LifeTime 2015 Fund	232,367	17,958
Equity Income Fund	640,506	895,155	Principal LifeTime 2020 Fund	1,087,563	521,671
Global Diversified Income Fund	149,693	87,483	Principal LifeTime 2025 Fund	234,981	16,972
Global Real Estate Securities Fund	9,090	6,104	Principal LifeTime 2030 Fund	844,854	275,053
Government & High Quality Bond Fund	278,996	453,907	Principal LifeTime 2035 Fund	144,919	8,508
High Quality Intermediate-Term Bond Fund	260,241	321,283	Principal LifeTime 2040 Fund	515,592	92,855
High Yield Fund	1,888,667	1,133,907	Principal LifeTime 2045 Fund	57,331	2,250
High Yield Fund I	903,818	790,797	Principal LifeTime 2050 Fund	287,395	99,239
Income Fund	236,761	245,510	Principal LifeTime 2055 Fund	9,808	1,937
Inflation Protection Fund	57	161,718	Principal LifeTime Strategic Income Fund	221,480	174,948
International Emerging Markets Fund	1,393,898	1,206,544	Real Estate Securities Fund	911,573	635,568
International Fund I	1,534,958	1,163,617	SAM Balanced Portfolio	144,905	555,306
International Growth Fund	1,667,138	1,787,457	SAM Conservative Balanced Portfolio	102,967	54,090
International Value Fund I	877,874	485,907	SAM Conservative Growth Portfolio	88,961	441,230
LargeCap Blend Fund I	820,256	675,761	SAM Flexible Income Portfolio	95,298	80,224
LargeCap Blend Fund II	484,058	499,084	SAM Strategic Growth Portfolio	48,991	212,850
LargeCap Growth Fund	1,773,649	1,667,452	Short-Term Bond Fund	17,498	85,096
LargeCap Growth Fund I	1,336,510	1,287,610	Short-Term Income Fund	221,708	122,348
LargeCap Growth Fund II	1,877,349	1,879,534	SmallCap Blend Fund	145,447	154,174
LargeCap S&P 500 Index Fund	120,707	57,714	SmallCap Growth Fund	195,413	198,751
LargeCap Value Fund	1,267,794	1,104,305	SmallCap Growth Fund I	397,779	361,744
LargeCap Value Fund I	1,281,962	1,124,653	SmallCap Growth Fund II	410,886	432,521
LargeCap Value Fund III	1,703,691	1,643,188	SmallCap S&P 600 Index Fund	117,256	80,207
MidCap Blend Fund	134,305	75,121	SmallCap Value Fund	367,461	364,768
MidCap Growth Fund	172,732	142,455	SmallCap Value Fund I	199,362	286,582
MidCap Growth Fund III	1,094,330	1,055,902	SmallCap Value Fund II	213,892	160,803
MidCap S&P 400 Index Fund	109,140	61,447	Ultra Short Bond Fund	6,476	82,746
MidCap Value Fund I	875,516	770,785
MidCap Value Fund III	83,104	83,548

For the year ended October 31, 2009, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows:

	Purchases	Sales		Purchases	Sales

Bond & Mortgage Securities Fund	$ 867,950	$ 1,081,518	Inflation Protection Fund	$ 459,365	$ 366,859
Core Plus Bond Fund I	1,843,603	1,399,849	Short-Term Bond Fund	28,716	27,787
Government & High Quality Bond Fund	35,065	37,467	Short-Term Income Fund	20,852	22
High Quality Intermediate-Term Bond Fund	36,400	57,101	SmallCap Value Fund I	–	60
Income Fund	46,065	59,849	Ultra Short Bond Fund	4,499	6,528

For the year ended October 31, 2009, Core Plus Bond Fund had securities sold short and purchases to cover securities sold short totaling $108,525,000 and $15,884,000, respectively.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for years ended October 31, 2009 and October 31, 2008 were as follows:

			Long-Term
	Ordinary Income		Capital Gain*		Return of Capital		Section 1250 Gain

	2009	2008	2009	2008	2009	2008	2009	2008

Bond & Mortgage Securities Fund	$ 103,880 $ 140,512 $		– $	–	$ – $	–	$ – $	–
Core Plus Bond Fund I	31,747	–	317	–	–	–	–	–
Disciplined LargeCap Blend Fund	38,282	38,008	–	415,077	–	–	–	–
Diversified International Fund	31,605	96,425	–	229,056	–	–	–	–
Equity Income Fund	61,628	197,593	–	259,573	–	–	–	–
Global Diversified Income Fund	3,752	–	–	–	–	–	–	–
Global Real Estate Securities Fund	252	138	–	–	–	–	–	–
Government & High Quality Bond Fund	55,422	75,056	–	–	–	355	–	–
High Quality Intermediate-Term Bond Fund	5,680	7,900	–	–	–	–	–	–
High Yield Fund	206,517	126,534	–	38,075	–	–	–	–
High Yield Fund I	59,653	18,772	–	26	–	–	–	–
Income Fund	60,851	66,976	–	–	–	–	–	–
Inflation Protection Fund	689	40,806	–	–	–	7,447	–	–
International Emerging Markets Fund	8,139	177,393	–	55,661	–	–	–	–
International Fund I	31,497	81,175	–	125,644	–	–	–	–
International Growth Fund	31,255	90,391	–	127,096	–	–	–	–
International Value Fund I	875	–	–	–	–	–	–	–
LargeCap Blend Fund I	13,086	10,840	–	22,772	–	–	–	–
LargeCap Blend Fund II	9,429	32,048	–	68,604	–	–	–	–
LargeCap Growth Fund	1,219	20,684	–	43,699	1,510	8,589	–	–
LargeCap Growth Fund I	185	18,638	–	62,120	–	–	–	–
LargeCap Growth Fund II	8,170	51,402	–	48,590	–	–	–	–
LargeCap S&P 500 Index Fund	16,807	17,641	–	10,195	–	–	–	–
LargeCap Value Fund	16,197	23,404	–	57,148	–	–	–	–
LargeCap Value Fund I	20,341	20,979	–	15,910	–	–	–	–
LargeCap Value Fund III	46,086	73,936	–	137,764	–	–	–	–
MidCap Blend Fund	4	12,486	32,304	73,740	–	–	–	–
MidCap Growth Fund	–	380	–	2,864	–	–	–	–
MidCap Growth Fund III	–	987	–	46,620	–	294	–	–
MidCap S&P 400 Index Fund	2,932	4,267	8,969	12,443	–	–	–	–
MidCap Value Fund I	9,947	36,276	–	75,311	–	–	–	–
MidCap Value Fund III	1,328	3,803	–	8,600	–	–	–	–
Money Market Fund	12,272	80,699	–	–	–	–	–	–
Preferred Securities Fund	137,851	84,591	–	–	–	–	–	–
Principal Capital Appreciation Fund	6,896	10,800	44,651	123,750	–	–	–	–
Principal LifeTime 2010 Fund	52,118	65,599	45,050	27,606	–	–	–	–
Principal LifeTime 2015 Fund	1,445	–	–	–	–	–	–	–
Principal LifeTime 2020 Fund	94,501	122,073	119,088	62,217	–	–	–	–
Principal LifeTime 2025 Fund	1,566	–	–	–	–	–	–	–
Principal LifeTime 2030 Fund	68,958	99,896	105,574	59,169	–	–	–	–
Principal LifeTime 2035 Fund	906	–	–	–	–	–	–	–
Principal LifeTime 2040 Fund	31,656	49,671	53,690	27,716	–	–	–	–
Principal LifeTime 2045 Fund	353	–	–	–	–	–	–	–
Principal LifeTime 2050 Fund	12,039	21,640	23,629	13,820	–	–	–	–
Principal LifeTime 2055 Fund	35	–	–	–	–	–	–	–
Principal LifeTime Strategic Income Fund	24,425	25,557	6,750	6,649	–	–	–	–
Real Estate Securities Fund	35,754	50,905	–	352,110	–	–	–	2,800
SAM Balanced Portfolio	74,488	152,287	254,589	227,790	–	–	–	–
SAM Conservative Balanced Portfolio	19,001	25,804	23,462	21,121	–	–	–	–
SAM Conservative Growth Portfolio	37,750	98,623	234,955	230,424	–	–	–	–
SAM Flexible Income Portfolio	27,663	31,280	16,982	17,495	–	–	–	–
SAM Strategic Growth Portfolio	5,245	52,103	138,630	143,018	–	–	–	–
Short-Term Bond Fund	7,750	13,283	–	–	–	–	–	–
Short-Term Income Fund	12,041	18,888	–	–	–	–	–	–
SmallCap Blend Fund	503	7,829	–	20,334	–	–	–	–
SmallCap Growth Fund	–	–	–	24,053	18	–	–	–
SmallCap Growth Fund I	–	4,667	–	10,525	–	–	–	–
SmallCap Growth Fund II	–	6,788	–	30,683	–	–	–	–
SmallCap S&P 600 Index Fund	8,227	7,786	18,797	35,995	–	–	–	–
SmallCap Value Fund	2,883	18,232	–	27,984	–	–	–	–
SmallCap Value Fund I	3,772	16,307	–	20,403	–	–	–	–
SmallCap Value Fund II	1,335	12,281	14,301	35,882	–	–	–	–
Ultra Short Bond Fund	3,660	8,762	–	–	–	–	–	–

*The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

7. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2009, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains

Bond & Mortgage Securities Fund	$ 4,838	$ —
Core Plus Bond Fund I	29,838	611
Disciplined LargeCap Blend Fund	25,460	—
Diversified International Fund	20,416	—
Equity Income Fund	3,493	—
Global Diversified Income Fund	7,747	45
Global Real Estate Securities Fund	87	—
Government & High Quality Bond Fund	1,028	—
High Quality Intermediate-Term Bond Fund	1,737	—
High Yield Fund	4,209	—
High Yield Fund I	71,263	—
Income Fund	1,638	—
Inflation Protection Fund	333	—
International Emerging Markets Fund	8,794	—
International Fund I	21,128	—
International Growth Fund	19,452	—
International Value Fund I	35,932	3,903
LargeCap Blend Fund I	9,836	—
LargeCap Blend Fund II	6,528	—
LargeCap Growth Fund I	1,063	—
LargeCap Growth Fund II	3,884	—
LargeCap S&P 500 Index Fund	10,990	—
LargeCap Value Fund	11,732	—
LargeCap Value Fund I	13,882	—
LargeCap Value Fund III	24,971	—
MidCap Blend Fund	3,630	—
MidCap S&P 400 Index Fund	1,517	—
MidCap Value Fund I	6,413	—
MidCap Value Fund III	833	—
Preferred Securities Fund	2,472	—
Principal Capital Appreciation Fund	5,229	6,038
Principal LifeTime 2010 Fund	21,746	—
Principal LifeTime 2015 Fund	1,949	—
Principal LifeTime 2020 Fund	36,933	—
Principal LifeTime 2025 Fund	1,374	—
Principal LifeTime 2030 Fund	20,241	—
Principal LifeTime 2035 Fund	415	—
Principal LifeTime 2040 Fund	5,799	—
Principal LifeTime 2045 Fund	37	—
Principal LifeTime 2050 Fund	1,257	—
Principal LifeTime 2055 Fund	7	—
Principal LifeTime Strategic Income Fund	9,770	—
Real Estate Securities Fund	1,299	—
SAM Balanced Portfolio	6,393	—
SAM Conservative Balanced Portfolio	1,910	—
SAM Conservative Growth Portfolio	15,884	—
SAM Flexible Income Portfolio	2,994	—
SAM Strategic Growth Portfolio	12,889	—
Short-Term Bond Fund	41	—
Short-Term Income Fund	91	—
SmallCap Blend Fund	126	—
SmallCap S&P 600 Index Fund	2,529	—
SmallCap Value Fund	2,728	—
SmallCap Value Fund I	1,816	—
SmallCap Value Fund II	577	—
Ultra Short Bond Fund	8	—

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2009, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:

										Annual
	2010	2011	2012	2013	2014	2015	2016	2017	Total	Limitations*

Bond & Mortgage Securities Fund	$ – $	– $	– $	2,385 $	6,971 $	5,293 $ 49,364 $ 134,933 $ 198,946 $				–
Disciplined LargeCap Blend Fund	–	–	–	–	–	–	305,353	378,292	683,645	–
Diversified International Fund	1,183	586	–	–	–	–	233,619	469,054	704,442	516
Equity Income Fund	–	–	–	–	–	–	274,716	406,815	681,531	–
Global Real Estate Securities Fund	–	–	–	–	–	8	1,392	375	1,775	200
Government & High Quality Bond Fund	2,420	7,384	9,350	9,068	9,483	3,147	55,498	2,385	98,735	17,781
High Quality Intermediate-Term Bond
Fund	–	–	–	–	432	366	4,265	21,650	26,713	–
High Yield Fund	–	–	–	–	–	–	5,508	46,472	51,980	–
High Yield Fund I	–	–	–	–	–	–	29,197	19,184	48,381	–
Income Fund	–	1,212	892	–	1,046	2,036	–	18,489	23,675	–
Inflation Protection Fund	–	–	–	–	1,338	4,175	8,044	78,475	92,032	–
International Emerging Markets Fund	–	–	–	–	–	–	172,450	218,062	390,512	–
International Fund I	–	–	–	–	–	1,065	299,444	272,450	572,959	–
International Growth Fund	–	–	–	–	–	–	339,871	552,396	892,267	–
International Value Fund I	–	–	–	–	–	–	–	6,466	6,466	–
LargeCap Blend Fund I	–	–	–	–	–	–	99,167	143,714	242,881	–
LargeCap Blend Fund II	–	–	–	–	–	–	29,343	111,763	141,106	–
LargeCap Growth Fund	2,580	14,931	–	–	–	–	55,519	580,885	653,915	138
LargeCap Growth Fund I	–	115	296	–	–	–	84,598	222,408	307,417	–
LargeCap Growth Fund II	–	–	–	–	–	–	92,392	316,158	408,550	62,861
LargeCap S&P 500 Index Fund	–	–	–	–	–	–	20,154	18,297	38,451	–
LargeCap Value Fund	–	–	–	–	–	–	111,908	94,041	205,949	–
LargeCap Value Fund I	–	–	–	–	–	7,219	47,220	341,578	396,017	–
LargeCap Value Fund III	–	–	–	–	–	–	109,880	589,997	699,877	–
MidCap Blend Fund	–	–	–	–	–	–	–	17,810	17,810	–
MidCap Growth Fund	–	–	–	–	–	–	1,644	12,803	14,447	–
MidCap Growth Fund III	806	–	–	–	–	80,083	183,267	164,232	428,388	–
MidCap S&P 400 Index Fund	–	–	–	–	–	–	–	5,373	5,373	–
MidCap Value Fund I	–	–	–	–	–	72,203	253,279	133,289	458,771	–
MidCap Value Fund III	–	–	–	–	–	–	13,706	17,449	31,155	–
Money Market Fund	–	–	–	–	–	–	3,741	54	3,795	–
Preferred Securities Fund	–	–	3,453	716	675	3,787	129,516	60,965	199,112	61,132
Principal LifeTime 2010 Fund	–	–	–	–	–	–	–	76,560	76,560	–
Principal LifeTime 2015 Fund	–	–	–	–	–	–	256	–	256	10
Principal LifeTime 2020 Fund	–	–	–	–	–	–	–	65,331	65,331	–
Principal LifeTime 2025 Fund	–	–	–	–	–	–	473	–	473	27
Principal LifeTime 2030 Fund	–	–	–	–	–	–	–	39,664	39,664	–
Principal LifeTime 2035 Fund	–	–	–	–	–	–	223	–	223	9
Principal LifeTime 2040 Fund	–	–	–	–	–	–	–	5,882	5,882	–
Principal LifeTime 2045 Fund	–	–	–	–	–	–	62	–	62	–
Principal LifeTime 2050 Fund	–	–	–	–	–	–	–	1,628	1,628	–
Principal LifeTime 2055 Fund	–	–	–	–	–	–	25	7	32	–
Principal LifeTime Strategic Income
Fund	–	–	–	–	–	–	–	27,861	27,861	–
Real Estate Securities Fund	–	–	–	–	–	–	182,052	305,335	487,387	–
SAM Balanced Portfolio	–	–	–	–	–	–	–	129,420	129,420	–
SAM Conservative Balanced Portfolio	–	–	–	–	–	–	–	3,832	3,832	–
SAM Conservative Growth Portfolio	–	–	–	–	–	–	–	123,544	123,544	–
SAM Flexible Income Portfolio	–	–	–	–	–	–	–	5,106	5,106	–
SAM Strategic Growth Portfolio	–	–	–	–	–	–	–	85,133	85,133	–
Short-Term Bond Fund	–	1,572	2,030	1,226	2,068	1,597	3,548	18,801	30,842	–
Short-Term Income Fund	1,139	684	241	–	431	240	2,743	354	5,832	–
SmallCap Blend Fund	–	–	–	–	–	–	18,178	68,844	87,022	–
SmallCap Growth Fund	–	1,627	–	–	–	–	20,385	87,090	109,102	542
SmallCap Growth Fund I	–	–	–	–	–	35,158	166,116	–	201,274	–
SmallCap Growth Fund II	–	–	–	–	–	–	33,279	96,840	130,119	–
SmallCap S&P 600 Index Fund	–	–	–	–	–	–	–	27,106	27,106	–
SmallCap Value Fund	–	–	–	–	–	–	62,850	124,445	187,295	–
SmallCap Value Fund I	–	–	–	–	–	–	32,298	88,932	121,230	–
SmallCap Value Fund II	–	–	–	–	–	–	44,782	62,716	107,498	–
Ultra Short Bond Fund	–	–	–	–	–	661	3,000	58,082	61,743	–
*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

7. Federal Tax Information (Continued)

As of October 31, 2009, Bond & Mortgage Securities Fund, Diversified International Fund, LargeCap Growth Fund, LargeCap Growth Fund I, MidCap Growth Fund III, Short-Term Bond Fund, Short-Term Income Fund and SmallCap Growth Fund II had $1,281,000, $398,000, $21,343,000, $5,526,000, $937,000, $895,000, $381,000 and $112,000 in expired capital loss carryforwards, respectively. In addition, International Value Fund I, Principal LifeTime 2015 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2045 Fund and SmallCap Growth Fund I utilized $360,000, $95,000, $75,000, $78,000, $24,000 and $925,000, of capital loss carryforward, respectively.

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (2.15%)			PREFERRED STOCKS (continued)
Cable/Satellite TV (0.04%)			Financial Guarantee Insurance (0.00%)
Comcast Corp 7.00%; Series B	35,900$	877	Financial Security Assurance Holdings Ltd
			6.25%	5,200 $	74
Commercial Banks (0.14%)
ASBC Capital I	9,000	190	Investment Management & Advisory Services (0.10%)
Barclays Bank PLC 6.63%	43,800	885	Ameriprise Financial Inc	32,300	806
Barclays Bank PLC 7.10%	2,600	56	Deutsche Bank Contingent Capital Trust II	52,300	1,067
Barclays Bank PLC 7.75%	26,296	602	Deutsche Bank Contingent Capital Trust III	8,100	187

BB&T Capital Trust V	35,100	904			2,060

National Bank of Greece SA	11,522	282	Life & Health Insurance (0.07%)

		2,919	Delphi Financial Group Inc 8.00%	21,800	508

Diversified Banking Institutions (0.00%)			Lincoln National Capital VI	2,000	41
HSBC Holdings PLC 6.20%	2,100	45	PLC Capital Trust III	22,600	496
			PLC Capital Trust V	18,500	328

Diversified Financial Services (0.06%)					1,373

Citigroup Capital IX	5,000	84
			Money Center Banks (0.11%)
Citigroup Capital VII	28,600	568	Santander Finance Preferred SA Unipersonal	84,167	2,303
Citigroup Capital X	15,900	269
Citigroup Capital XI	13,200	222	Multi-Line Insurance (0.18%)

		1,143	Aegon NV 6.375%	48,050	798

Electric - Integrated (0.28%)			Allianz SE	82,600	1,957
Alabama Power Co - Series 2007B	54,700	1,369	ING Groep NV 7.20%	35,000	621
Entergy Texas Inc	11,100	301	ING Groep NV 7.38%	11,100	196

FPL Group Capital Inc 7.45%	72,200	1,894			3,572

Georgia Power Co 5.90%	6,100	150	Multimedia (0.05%)
PPL Capital Funding Inc	20,700	508	Viacom Inc	40,000	918
PPL Energy Supply LLC	23,700	608
Xcel Energy Inc 7.60%	27,300	718	Property & Casualty Insurance (0.10%)

		5,548	Arch Capital Group Ltd 7.88%	1,100	26

			Berkley W R Capital Trust	66,100	1,475
Finance - Consumer Loans (0.06%)
			Markel Corp	20,000	519

HSBC Finance Corp 6.88%	51,900	1,219
					2,020

Finance - Investment Banker & Broker (0.13%)			Regional Banks (0.25%)
Credit Suisse Guernsey Ltd	32,700	809	BAC Capital Trust IV	4,300	75
JP Morgan Chase Capital XI	19,800	430	BAC Capital Trust VIII	74,900	1,349
JP Morgan Chase Capital XII	6,400	148	National City Capital Trust III	7,800	162
JP Morgan Chase Capital XIV	22,400	510	PNC Capital Trust C	12,300	301
Morgan Stanley Capital Trust IV	22,300	461	PNC Capital Trust D	36,500	786
Morgan Stanley Capital Trust V	6,300	123	SunTrust Capital IX	19,100	425
Morgan Stanley Capital Trust VI	3,600	79	USB Capital VI	12,200	256

		2,560	USB Capital VII	17,000	357

Finance - Other Services (0.03%)			USB Capital XI	2,400	54
National Rural Utilities Cooperative Finance			USB Capital XII	6,300	140
Corp 6.10%	6,300	152	Wachovia Capital Trust IX	11,700	249
National Rural Utilities Cooperative Finance			Wachovia Corp 7.25%	1,400	28
Corp 6.75%	4,500	113	Wells Fargo Capital VII	31,000	631
RBS Capital Funding Trust VII	23,700	238	Wells Fargo Capital XI	12,300	265

		503			5,078

See accompanying notes

218

Schedule of Investments Bond & Mortgage Securities Fund

October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (continued)			BONDS (64.63%)
Reinsurance (0.09%)			Aerospace & Defense (0.21%)
Everest Re Capital Trust II	41,500 $	832	Boeing Co/The
PartnerRe Ltd 6.50%	10,000	215	3.50%, 2/15/2015	$ 1,100 $	1,124
PartnerRe Ltd 6.75%	3,400	75	Meccanica Holdings USA
RenaissanceRe Holdings Ltd - Series B	2,100	49	6.25%, 1/15/2040 (b)	650	651
RenaissanceRe Holdings Ltd - Series C	12,700	238	Northrop Grumman Corp
			3.70%, 8/ 1/2014	2,375	2,413

RenaissanceRe Holdings Ltd - Series D	24,400	503

					4,188

		1,912

			Aerospace & Defense Equipment (0.07%)
REITS - Diversified (0.12%)
			GenCorp Inc
Duke Realty Corp 6.60%	48,400	871	9.50%, 8/15/2013	1,735	1,397
Duke Realty Corp 8.38%	9,237	216
PS Business Parks Inc - Series H	20,000	421	Airlines (0.22%)
PS Business Parks Inc - Series I	1,400	29	American Airlines Pass Through Trust 2001-02
Vornado Realty LP (a)	34,491	830	7.86%, 10/ 1/2011	835	832
Vornado Realty Trust - Series F	5,500	115	American Airlines Pass Through Trust 2009-1A

		2,482	10.38%, 7/ 2/2019	940	997

			Continental Airlines Inc
REITS - Office Property (0.03%)			5.98%, 4/19/2022 (c)	235	228
HRPT Properties Trust - Series B	25,000	576	Delta Air Lines Inc
			7.11%, 9/18/2011	1,000	982
REITS - Shopping Centers (0.13%)			6.72%, 1/ 2/2023	884	769
Kimco Realty Corp 7.75%	39,799	927
			United Air Lines Inc
Regency Centers Corp 7.45%	19,900	442	10.40%, 5/ 1/2018	545	556

Weingarten Realty Investors 6.50%	64,000	1,203			4,364

Weingarten Realty Investors 8.10% (a)	2,100	44

			Apparel Manufacturers (0.03%)
		2,616

			Rafaella Apparel Group Inc
REITS - Single Tenant (0.02%)			11.25%, 6/15/2011	2,105	700
Realty Income Corp - Series D	20,700	473
			Asset Backed Securities (3.39%)
REITS - Storage (0.01%)			Ameriquest Mortgage Securities Inc
Public Storage Inc 6.45%; Series F	300	7	0.54%, 3/25/2035 (d)	242	220
Public Storage Inc 6.63%; Series M	8,500	182	0.47%, 7/25/2035 (d)	34	33

		189	Carrington Mortgage Loan Trust

			0.52%, 12/25/2035 (d)	6,172	5,374
Special Purpose Entity (0.10%)			Chase Funding Mortgage Loan Asset-Backed
Corporate-Backed Trust Certificates 6.00%	9,900	208	Certificates
Corporate-Backed Trust Certificates 6.30%	3,900	83	0.84%, 7/25/2033 (d)	2,378	1,979
CORTS Trust for Bellsouth Capital Funding	2,100	52	0.99%, 9/25/2033 (d)	664	132
CORTS Trust for First Union Institutional			0.70%, 12/25/2033 (d)	44	37
Capital I	17,800	444	CNH Equipment Trust
PreferredPlus TR-CCR1 6.00%; Series GSC3	24,000	485	4.12%, 5/15/2012	7,301	7,398
SATURNS 2003-06 6.00%; Series GS	2,000	43	Countrywide Asset-Backed Certificates
SATURNS 2003-11 5.63%; Series GS	2,000	40	1.31%, 1/25/2034 (d)	28	13
SATURNS 2003-13 6.25%; Series CSFB	2,500	58	0.76%, 6/25/2035 (d)	2,800	1,986
SATURNS 2004-04 6.00%; Series GS	1,200	25	0.90%, 12/25/2035 (d)	2,600	577
SATURNS 2004-06 6.00%; Series GS	22,900	479	0.53%, 2/25/2036 (d)	3,923	3,590

		1,917	0.40%, 2/25/2037 (d)	7,775	4,707

			0.41%, 6/25/2037 (d)	4,032	1,343
Television (0.05%)
			0.37%, 11/25/2037 (d)	5,320	3,338
CBS Corp 6.75%	43,500	904

			Countrywide Home Equity Loan Trust
TOTAL PREFERRED STOCKS	$ 43,281		0.47%, 12/15/2035 (d)	980	301

			0.44%, 5/15/2036 (d)	3,275	575

See accompanying notes

219

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Asset Backed Securities (continued)			Automobile Sequential (continued)
First Franklin Mortgage Loan Asset Backed			Capital Auto Receivables Asset Trust
Certificates			(continued)
0.62%, 10/25/2034 (d)	$ 28 $	27	4.68%, 10/15/2012 (d)	$ 6,740 $	7,005
First-Citizens Home Equity Loan LLC			Capital One Auto Finance Trust
0.46%, 9/15/2022 (b)(d)	987	519	0.29%, 10/15/2012 (d)	1,835	1,819
GMAC Mortgage Corp Loan Trust			Daimler Chrysler Auto Trust
0.42%, 8/25/2035 (d)	1,595	445	4.71%, 9/10/2012	3,130	3,230
0.45%, 11/25/2036 (d)	10,896	4,280	Ford Credit Auto Owner Trust
Great America Leasing Receivables			5.30%, 6/15/2012	3,095	3,258
5.39%, 9/15/2011 (b)	1,060	1,082	5.60%, 10/15/2012	1,315	1,397
Indymac Residential Asset Backed Trust			5.69%, 11/15/2012 (d)	905	963
0.43%, 4/25/2037 (d)	2,000	950	Hyundai Auto Receivables Trust
JP Morgan Mortgage Acquisition Corp			0.65%, 1/17/2012 (d)	943	944
0.41%, 4/25/2036 (d)	4,415	2,882	Merrill Auto Trust Securitization
5.45%, 11/25/2036	6,230	5,354	1.40%, 12/15/2010 (d)	1,143	1,145
0.32%, 12/25/2036 (d)	650	476	Volkswagen Auto Loan Enhanced Trust
0.32%, 3/25/2037 (d)	1,613	1,480	4.50%, 7/20/2012	2,330	2,402
0.39%, 3/25/2037 (d)	3,820	1,806	WFS Financial Owner Trust
0.40%, 5/25/2037 (d)	7,850	2,937	4.50%, 5/17/2013	1,307	1,310

Lehman XS Trust					27,535

1.76%, 11/25/2035 (d)	2,769	1,600	Beverages - Non-Alcoholic (0.15%)
Long Beach Mortgage Loan Trust			Dr Pepper Snapple Group Inc
0.77%, 6/25/2034 (d)(e)	450	308	6.82%, 5/ 1/2018	2,704	3,089
0.74%, 2/25/2035 (d)	2,705	2,289
0.39%, 7/25/2036 (d)	6,660	2,281	Beverages - Wine & Spirits (0.07%)
Marriott Vacation Club Owner Trust			Constellation Brands Inc
5.52%, 5/20/2029 (b)(d)	1,146	1,039	8.38%, 12/15/2014	895	944
Merrill Lynch Mortgage Investors Inc			7.25%, 9/ 1/2016	505	506

0.47%, 7/25/2036 (d)	188	120			1,450

MSDWCC Heloc Trust
			Brewery (1.35%)
0.43%, 7/25/2017 (d)	597	275
			Anheuser-Busch Cos Inc
Ownit Mortgage Loan Asset Backed Certificates
			6.45%, 9/ 1/2037	3,360	3,540
0.54%, 8/25/2036 (d)	264	244
			Anheuser-Busch InBev Worldwide Inc
Popular ABS Mortgage Pass-Through Trust
			5.38%, 11/15/2014 (b)	9,785	10,404
0.51%, 5/25/2035 (d)	1,461	842
			4.13%, 1/15/2015 (b)	2,200	2,218
Residential Asset Mortgage Products Inc
0.51%, 7/25/2035 (d)	680	586	6.88%, 11/15/2019 (b)	9,940	11,072

SACO I Inc					27,234

0.38%, 9/25/2036 (d)	970	102	Broadcasting Services & Programming (0.07%)
Saxon Asset Securities Trust			Discovery Communications LLC
0.76%, 3/25/2035 (d)	2,150	1,623	5.63%, 8/15/2019	1,370	1,409
Swift Master Auto Receivables Trust
0.34%, 6/15/2012 (d)	3,300	3,261	Building & Construction - Miscellaneous (0.04%)

		68,411	Dycom Investments Inc

			8.13%, 10/15/2015	830	764
Auto/Truck Parts & Equipment - Original (0.03%)
Stanadyne Corp
			Building Products - Cement & Aggregate (0.24%)
10.00%, 8/15/2014	700	602
			Martin Marietta Materials Inc
			0.43%, 4/30/2010 (d)	4,520	4,491
Automobile Sequential (1.37%)
			US Concrete Inc
AmeriCredit Automobile Receivables Trust
			8.38%, 4/ 1/2014	500	351

0.26%, 4/ 6/2012 (d)	627	625
					4,842

Capital Auto Receivables Asset Trust
5.52%, 3/15/2011 (d)	3,445	3,437

See accompanying notes

220

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Building Products - Wood (0.07%)			Cellular Telecommunications (continued)
Masco Corp			America Movil SAB de CV (continued)
0.60%, 3/12/2010 (d)	$ 1,335 $	1,320	5.00%, 10/16/2019 (b)	$ 665 $	650
			Centennial Communications Corp
Cable/Satellite TV (2.22%)			6.04%, 1/ 1/2013 (d)	780	774
Comcast Corp			Cricket Communications Inc
6.30%, 11/15/2017	3,260	3,528	9.38%, 11/ 1/2014	1,785	1,731
6.45%, 3/15/2037	4,810	4,931	Digicel Group Ltd
COX Communications Inc			12.00%, 4/ 1/2014 (b)	405	457
6.75%, 3/15/2011	305	322	9.13%, 1/15/2015 (b)	3,125	3,000
5.45%, 12/15/2014	1,805	1,937	iPCS Inc
6.25%, 6/ 1/2018 (b)	2,075	2,183	2.61%, 5/ 1/2013 (d)	560	490
8.38%, 3/ 1/2039 (b)	3,355	4,022	Nextel Communications Inc
CSC Holdings Inc/United States			7.38%, 8/ 1/2015	3,970	3,518
8.50%, 4/15/2014 (b)	295	312	Rogers Wireless Inc
7.88%, 2/15/2018	675	695	6.38%, 3/ 1/2014	260	288
DirecTV Holdings LLC / DirecTV Financing			VIP Finance Ireland Ltd for OJSC Vimpel
Co Inc			Communications
4.75%, 10/ 1/2014 (b)	2,920	2,979	9.13%, 4/30/2018 (b)	2,740	2,857
7.63%, 5/15/2016	13,780	14,951	Vodafone Group PLC
			0.64%, 6/15/2011 (d)	1,930	1,928
DISH DBS Corp
7.75%, 5/31/2015	2,270	2,321	0.66%, 2/27/2012 (d)	4,000	3,976
Kabel Deutschland GmbH			5.45%, 6/10/2019	1,150	1,206

10.63%, 7/ 1/2014	2,085	2,197			23,043

Rainbow National Services LLC			Chemicals - Diversified (0.31%)
10.38%, 9/ 1/2014 (b)	2,190	2,300
			Dow Chemical Co/The
UPC Holding BV			5.90%, 2/15/2015	910	941
9.88%, 4/15/2018 (b)	2,025	2,141

			8.55%, 5/15/2019	720	822
		44,819

			9.40%, 5/15/2039	900	1,107
Casino Hotels (0.23%)			Nova Chemicals Corp
Harrah's Operating Co Inc			8.63%, 11/ 1/2019 (b)	2,000	2,025
10.00%, 12/15/2018 (b)	359	273	Phibro Animal Health Corp
10.00%, 12/15/2018 (b)	1,331	1,011	10.00%, 8/ 1/2013 (b)	500	500
Harrah's Operating Escrow LLC / Harrah's			Reichhold Industries Inc
Escrow Corp			9.00%, 8/15/2014 (b)	1,100	891

11.25%, 6/ 1/2017 (b)	130	133			6,286

MGM Mirage
8.50%, 9/15/2010	985	978	Chemicals - Specialty (0.12%)
13.00%, 11/15/2013 (b)	1,470	1,668	Eastman Chemical Co
			5.50%, 11/15/2019 (f)	1,050	1,063
10.38%, 5/15/2014 (b)	215	229
			Huntsman International LLC
Turning Stone Resort Casino Enterprise			5.50%, 6/30/2016 (b)	835	722
9.13%, 12/15/2010 (b)	400	396

			NewMarket Corp
		4,688	7.13%, 12/15/2016	750	724

Casino Services (0.12%)					2,509

Choctaw Resort Development Enterprise
			Coal (0.13%)
7.25%, 11/15/2019 (b)	858	551
			Adaro Indonesia PT
Peninsula Gaming LLC			7.63%, 10/22/2019 (b)	300	296
8.38%, 8/15/2015 (b)	820	814
			Arch Coal Inc
10.75%, 8/15/2017 (b)	1,155	1,146	8.75%, 8/ 1/2016 (b)	975	1,000

		2,511	Drummond Co Inc

Cellular Telecommunications (1.14%)			9.00%, 10/15/2014 (b)	1,225	1,237

America Movil SAB de CV					2,533

5.63%, 11/15/2017	2,105	2,168

See accompanying notes

221

Schedule of Investments

Bond & Mortgage Securities Fund

October 31, 2009

	Principal			Principal

	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)

Commercial Banks (0.77%)			Credit Card Asset Backed Securities

ANZ National International Ltd			(continued)
3.25%, 4/ 2/2012 (b)	$ 460 $	474	Cabela's Master Credit Card Trust
			4.31%, 12/16/2013 (b)	$ 3,600 $	3,653
Banco do Brasil SA
8.50%, 12/31/2020 (b)	2,350	2,418	Discover Card Master Trust
			5.65%, 3/16/2020	2,525	2,766
Halyk Savings Bank of Kazakhstan JSC
7.25%, 5/ 3/2017 (b)	640	534	GE Capital Credit Card Master Note Trust
			0.43%, 3/15/2015 (d)	3,160	2,857

7.25%, 5/ 3/2017	100	83
					12,267

KeyBank NA

0.63%, 11/ 3/2009 (d)	2,000	2,000	Cruise Lines (0.07%)

M&I Marshall & Ilsley Bank			Royal Caribbean Cruises Ltd
0.60%, 12/ 4/2012 (d)	5,500	4,072	6.88%, 12/ 1/2013	1,400	1,326
Nordea Bank Sweden AB
8.95%, 11/29/2049 (b)	3,160	3,160	Data Processing & Management (0.08%)

Rabobank Nederland NV			First Data Corp
11.00%, 12/29/2049 (b)(d)	1,560	1,958	9.88%, 9/24/2015	235	217

VTB Capital SA			10.55%, 9/24/2015	1,676	1,500

6.88%, 5/29/2018 (b)	400	396			1,717

Wachovia Bank NA
7.80%, 8/18/2010	385	404	Diversified Banking Institutions (5.14%)

		15,499	Bank of America Corp

			5.38%, 9/11/2012	2,000	2,127

Computer Services (0.09%)			6.00%, 9/ 1/2017	10,840	11,067

Sungard Data Systems Inc			5.65%, 5/ 1/2018	1,780	1,799

10.25%, 8/15/2015	1,790	1,846	Citigroup Inc
			5.63%, 8/27/2012	5,150	5,336
Computers - Memory Devices (0.10%)
			GMAC Inc
Seagate Technology HDD Holdings			7.75%, 1/19/2010 (b)	990	990
6.80%, 10/ 1/2016	1,370	1,342
			6.88%, 9/15/2011 (b)	886	851
Seagate Technology International/Cayman
			6.00%, 12/15/2011 (b)	1,149	1,077
Islands
10.00%, 5/ 1/2014 (b)	690	766	6.63%, 5/15/2012 (b)	588	554

		2,108	Goldman Sachs Group Inc/The

			0.69%, 8/ 5/2011 (d)	3,500	3,488

Consumer Products - Miscellaneous (0.07%)			0.65%, 2/ 6/2012 (d)	2,000	1,978
Blyth Inc
			6.45%, 5/ 1/2036	880	891
5.50%, 11/ 1/2013	1,150	894
			6.75%, 10/ 1/2037	3,215	3,386
Yankee Acquisition Corp/MA
9.75%, 2/15/2017	573	540	JP Morgan Chase & Co

			4.65%, 6/ 1/2014	8,990	9,483
		1,434

			3.70%, 1/20/2015	8,330	8,369

Containers - Metal & Glass (0.01%)			5.25%, 5/ 1/2015	3,840	4,094

Impress Holdings BV			6.13%, 6/27/2017	7,000	7,536
3.41%, 9/15/2013 (b)(d)	250	238
			Morgan Stanley
			0.56%, 1/15/2010 (d)	3,925	3,927
Containers - Paper & Plastic (0.06%)
			5.63%, 9/23/2019	16,140	16,242
Plastipak Holdings Inc
			Royal Bank of Scotland Group PLC
8.50%, 12/15/2015 (b)	750	750
			5.00%, 10/ 1/2014	220	200
10.63%, 8/15/2019 (b)	310	339
			5.05%, 1/ 8/2015	1,215	1,069
Pregis Corp
			4.70%, 7/ 3/2018	218	162
12.38%, 10/15/2013	65	63

			6.40%, 10/21/2019	18,700	19,069

		1,152

					103,695

Credit Card Asset Backed Securities (0.61%)

BA Credit Card Trust			Diversified Financial Services (0.85%)
0.95%, 12/15/2014 (d)	3,000	2,991	General Electric Capital Corp
			3.50%, 8/13/2012	5,600	5,755

See accompanying notes

222

     Schedule of Investments Bond & Mortgage Securities Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Financial Services (continued)			Electric - Generation (continued)
General Electric Capital Corp (continued)			Tenaska Oklahoma
6.00%, 8/ 7/2019	$ 7,250 $	7,620	6.53%, 12/30/2014 (b)	$ 310 $	281

6.38%, 11/15/2067 (d)	1,045	907			10,309

TNK-BP Finance SA
			Electric - Integrated (1.64%)
6.63%, 3/20/2017 (b)	1,540	1,469
			Baltimore Gas & Electric Co
7.88%, 3/13/2018 (b)	1,320	1,337	5.90%, 10/ 1/2016	1,230	1,306

		17,088	Duke Energy Carolinas LLC

Diversified Manufacturing Operations (0.48%)			6.10%, 6/ 1/2037	180	197
Textron Inc			Enel Finance International SA
6.20%, 3/15/2015	1,920	1,958	3.88%, 10/ 7/2014 (b)	2,465	2,493
Tyco International Finance SA			5.13%, 10/ 7/2019 (b)	2,000	2,038
4.13%, 10/15/2014	2,750	2,810	Exelon Generation Co LLC
8.50%, 1/15/2019	1,735	2,116	5.20%, 10/ 1/2019	2,000	2,040
Tyco International Ltd / Tyco International			6.25%, 10/ 1/2039	2,220	2,317
Finance SA			Jersey Central Power & Light Co
6.88%, 1/15/2021	2,460	2,812	7.35%, 2/ 1/2019	2,825	3,290

		9,696	6.15%, 6/ 1/2037	1,025	1,091

Diversified Minerals (0.90%)			Mirant Americas Generation LLC
			8.30%, 5/ 1/2011	1,360	1,384
Rio Tinto Finance USA Ltd
8.95%, 5/ 1/2014	2,685	3,173	8.50%, 10/ 1/2021	885	788
6.50%, 7/15/2018	3,770	4,111	Mirant Mid Atlantic Pass Through Trust C
			10.06%, 12/30/2028	2,762	2,847
9.00%, 5/ 1/2019	540	672
			Nisource Finance Corp
Teck Resources Ltd
			5.25%, 9/15/2017	770	740
9.75%, 5/15/2014	3,485	3,912
			6.40%, 3/15/2018	4,900	5,051
10.25%, 5/15/2016	4,070	4,691
			6.80%, 1/15/2019	1,540	1,626
10.75%, 5/15/2019	1,245	1,450
			Ohio Power Co
Vale Overseas Ltd
			0.46%, 4/ 5/2010 (d)	2,870	2,868
5.63%, 9/15/2019	225	225

			PacifiCorp
		18,234

			5.65%, 7/15/2018	1,100	1,203
Diversified Operations (0.24%)			6.25%, 10/15/2037	225	255
Hutchison Whampoa International 09/16 Ltd			Texas Competitive Electric Holdings Co LLC
4.63%, 9/11/2015 (b)	4,800	4,828	10.25%, 11/ 1/2015 (d)	2,320	1,647

					33,181

Diversified Operations & Commercial Services (0.01%)
Aramark Corp			Electronic Components - Miscellaneous (0.12%)
8.50%, 2/ 1/2015	220	222	NXP BV / NXP Funding LLC
			3.03%, 10/15/2013 (d)	1,575	1,189
Electric - Generation (0.51%)			9.50%, 10/15/2015	1,760	1,320

AES Corp/The					2,509

9.75%, 4/15/2016 (b)	1,610	1,755
			Electronic Components - Semiconductors (0.08%)
CE Generation LLC
			National Semiconductor Corp
7.42%, 12/15/2018	867	845
			0.55%, 6/15/2010 (d)	1,725	1,698
Elwood Energy LLC
8.16%, 7/ 5/2026	2,081	1,852
			Electronics - Military (0.29%)
Indiantown Cogeneration LP			L-3 Communications Corp
9.26%, 12/15/2010	2,368	2,392	7.63%, 6/15/2012	2,540	2,572
Korea Hydro & Nuclear Power Co Ltd			5.20%, 10/15/2019 (b)	3,260	3,292

6.25%, 6/17/2014 (b)	385	412
					5,864

Reliant Energy Mid-Atlantic Power Holdings
LLC
9.24%, 7/ 2/2017	2,591	2,772

See accompanying notes

223

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Energy - Alternate Sources (0.04%)			Finance - Mortgage Loan/Banker (continued)
Headwaters Inc			Fannie Mae
11.38%, 11/ 1/2014 (b)	$ 815 $	817	7.25%, 1/15/2010 (g)	$ 250 $	253
			6.00%, 5/15/2011 (g)	75	81
Finance - Commercial (0.28%)			SLM Student Loan Trust
CIT Group Inc			0.83%, 10/25/2017 (d)	3,000	2,997

0.00%, 2/ 1/2010 (a)	415	272			6,189

0.00%, 2/13/2014 (a)	590	382
			Finance - Other Services (0.17%)
Textron Financial Corp
0.52%, 2/25/2011 (d)	5,325	4,945	Icahn Enterprises LP / Icahn Enterprises

			Finance Corp
		5,599	8.13%, 6/ 1/2012	2,400	2,400

Finance - Consumer Loans (0.63%)			7.13%, 2/15/2013	955	938

HSBC Finance Capital Trust IX					3,338

5.91%, 11/30/2035	650	514
			Food - Miscellaneous/Diversified (0.53%)
HSBC Finance Corp
0.72%, 11/16/2009 (d)	3,275	3,275	Del Monte Corp
			7.50%, 10/15/2019 (b)	725	736
4.13%, 11/16/2009	1,750	1,752
			General Mills Inc
5.50%, 1/19/2016	1,000	1,040	0.41%, 1/22/2010 (d)	3,125	3,125
SLM Corp			HJ Heinz Finance Co
0.44%, 7/26/2010 (d)	3,500	3,369	7.13%, 8/ 1/2039 (b)	5,090	5,856
4.50%, 7/26/2010	2,865	2,825	Ralcorp Holdings Inc

		12,775	6.63%, 8/15/2039 (b)	855	878

Finance - Credit Card (0.64%)					10,595

Capital One Bank USA NA			Food - Retail (0.15%)
6.50%, 6/13/2013	1,100	1,173	Delhaize America Inc
Discover Financial Services			9.00%, 4/15/2031	2,380	3,066
6.45%, 6/12/2017	2,060	1,942
10.25%, 7/15/2019	8,300	9,735	Gambling (Non-Hotel) (0.05%)

		12,850	Pinnacle Entertainment Inc

			7.50%, 6/15/2015	1,205	1,084
Finance - Investment Banker & Broker (0.64%)
Credit Suisse USA Inc
			Gold Mining (0.12%)
0.52%, 1/15/2010 (d)	1,500	1,502
			Barrick Australian Finance Pty Ltd
E*Trade Financial Corp			4.95%, 1/15/2020 (b)	1,730	1,722
7.38%, 9/15/2013	1,565	1,401
			5.95%, 10/15/2039 (b)	735	718

12.50%, 11/30/2017	730	810
					2,440

Merrill Lynch & Co Inc
0.69%, 2/ 5/2010 (d)	1,500	1,500	Harbor Transportation Services (0.02%)
0.68%, 11/ 1/2011 (d)	4,650	4,514	DP World Ltd
0.54%, 6/ 5/2012 (d)	2,300	2,203	6.85%, 7/ 2/2037 (b)	370	331
UBS Preferred Funding Trust V
6.24%, 5/29/2049	1,200	947	Home Equity - Other (1.56%)

		12,877	Asset Backed Funding Certificates

			0.48%, 7/25/2035 (d)	88	87
Finance - Leasing Company (0.37%)			Asset Backed Securities Corp Home Equity
Boeing Capital Corp			0.34%, 7/25/2036 (d)	1,447	1,356
3.25%, 10/27/2014	5,530	5,563	Bear Stearns Asset Backed Securities Trust
International Lease Finance Corp			0.84%, 3/25/2034 (d)	1,098	712
0.68%, 1/15/2010 (d)	2,000	1,965	0.40%, 8/25/2036 (d)	7,145	2,649

		7,528	0.43%, 5/25/2037 (d)	3,200	1,549

Finance - Mortgage Loan/Banker (0.31%)			CDC Mortgage Capital Trust
Countrywide Financial Corp			1.10%, 6/25/2034 (d)	549	346
6.25%, 5/15/2016	2,820	2,858

See accompanying notes

224

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Independent Power Producer (continued)
Countrywide Asset-Backed Certificates			NRG Energy Inc (continued)
6.09%, 6/25/2021 (d)	$ 3,561 $	1,471	7.38%, 1/15/2017	$ 955 $	946

First NLC Trust					3,571

0.57%, 5/25/2035 (d)	491	226
			Industrial Gases (0.17%)
0.54%, 9/25/2035 (d)	1,670	1,630
			Air Products & Chemicals Inc
GMAC Mortgage Corp Loan Trust			4.38%, 8/21/2019	1,675	1,706
5.75%, 10/25/2036	3,157	2,323
			Praxair Inc
5.81%, 10/25/2036	1,825	867	4.50%, 8/15/2019	1,635	1,686

6.05%, 12/25/2037 (d)	3,820	2,200			3,392

GSAA Trust
0.38%, 4/25/2047 (d)(e)	8,765	1,897	Investment Companies (0.11%)
HSI Asset Securitization Corp Trust			Xstrata Finance Dubai Ltd
0.38%, 1/25/2037 (d)	6,548	2,375	0.80%, 11/13/2009 (b)(d)	2,150	2,148
Indymac Residential Asset Backed Trust
0.48%, 8/25/2035 (d)	161	156	Investment Management & Advisory Services (0.05%)
JP Morgan Mortgage Acquisition Corp			Ameriprise Financial Inc
0.39%, 8/25/2036 (d)	1,850	1,271	5.35%, 11/15/2010	2	2
Morgan Stanley ABS Capital I			Janus Capital Group Inc
1.11%, 12/25/2034 (d)	406	48	6.95%, 6/15/2017 (d)	1,040	989

New Century Home Equity Loan Trust					991

0.53%, 3/25/2035 (d)(e)	85	72	Life & Health Insurance (0.44%)
Option One Mortgage Loan Trust			Lincoln National Corp
1.29%, 5/25/2034 (d)	907	695	5.65%, 8/27/2012	865	900
1.24%, 2/25/2035 (d)(e)	167	30	7.00%, 5/17/2066 (d)	3,350	2,747
0.69%, 3/25/2037 (d)(e)	4,325	68	Pacific Life Global Funding
Residential Asset Securities Corp			0.52%, 6/22/2011 (b)(d)	2,500	2,330
0.39%, 9/25/2036 (d)	7,900	4,735	StanCorp Financial Group Inc
Saxon Asset Securities Trust			6.88%, 10/ 1/2012	1,065	1,128
1.94%, 3/25/2035 (d)	440	126	Sun Life Financial Global Funding LP
Specialty Underwriting & Residential Finance			0.53%, 7/ 6/2010 (b)(d)	1,750	1,730

1.01%, 2/25/2035 (d)	561	457			8,835

0.47%, 3/25/2036 (d)	37	36
			Machinery - General Industry (0.08%)
WAMU Asset-Backed Certificates
0.41%, 5/25/2037 (d)	4,000	1,670	Roper Industries Inc
			6.25%, 9/ 1/2019	1,485	1,558
0.41%, 7/25/2047 (d)	6,850	2,238

Wells Fargo Home Equity Trust			Marine Services (0.01%)
0.74%, 4/25/2034 (d)	407	212

			Trico Shipping AS
		31,502	11.88%, 11/ 1/2014 (b)	295	302

Home Equity - Sequential (0.13%)
Countrywide Asset-Backed Certificates			Medical - Biomedical/Gene (0.06%)
5.39%, 4/25/2036	2,986	1,249	Bio-Rad Laboratories Inc
5.51%, 8/25/2036	2,684	1,379	8.00%, 9/15/2016 (b)	415	428
Residential Asset Securities Corp			Talecris Biotherapeutics Holdings Corp
4.70%, 10/25/2031	51	50	7.75%, 11/15/2016 (b)	740	749

		2,678			1,177

Hotels & Motels (0.10%)			Medical - Drugs (0.55%)
Wyndham Worldwide Corp			Axcan Intermediate Holdings Inc
9.88%, 5/ 1/2014	1,840	2,025	9.25%, 3/ 1/2015	2,000	2,130
			Elan Finance PLC/Elan Finance Corp
Independent Power Producer (0.18%)			4.49%, 12/ 1/2013 (d)	1,420	1,207
NRG Energy Inc
7.25%, 2/ 1/2014	2,645	2,625

See accompanying notes

225

     Schedule of Investments Bond & Mortgage Securities Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical - Drugs (continued)			Mortgage Backed Securities (continued)
Schering-Plough Corp			Adjustable Rate Mortgage Trust
5.55%, 12/ 1/2013 (d)	$ 7,010 $	7,708	0.81%, 2/25/2035 (d)	$ 300 $	171

		11,045	0.52%, 6/25/2035 (d)	862	723

			4.98%, 11/25/2035 (d)	1,600	1,441
Medical - Generic Drugs (0.18%)
Watson Pharmaceuticals Inc			0.51%, 8/25/2036 (d)(e)	5,044	800
5.00%, 8/15/2014	1,980	2,032	Banc of America Commercial Mortgage Inc
6.13%, 8/15/2019	1,490	1,540	0.23%, 7/10/2042	228,427	1,500

		3,572	0.19%, 7/10/2043 (b)(d)	156,844	1,549

			4.97%, 7/10/2043	1,390	610
Medical - Hospitals (0.43%)			5.33%, 9/10/2045	4,775	4,870
Community Health Systems Inc
			5.68%, 7/10/2046 (d)	2,750	2,292
8.88%, 7/15/2015	1,210	1,246
			5.45%, 1/15/2049	3,370	3,121
HCA Inc
9.63%, 11/15/2016	2,250	2,388	5.67%, 1/15/2049 (b)(d)	1,335	142
9.88%, 2/15/2017 (b)	200	215	5.63%, 4/10/2049	4,535	4,578
HCA Inc/DE			5.69%, 4/10/2049 (d)	11,120	9,802
9.25%, 11/15/2016	500	522	5.66%, 6/10/2049 (d)	7,350	6,168
8.50%, 4/15/2019 (b)	810	859	5.66%, 6/10/2049 (d)	800	542
IASIS Healthcare LLC / IASIS Capital Corp			5.49%, 2/10/2051	4,560	4,031
8.75%, 6/15/2014	2,000	2,050	5.74%, 2/10/2051 (d)	3,800	3,532
Tenet Healthcare Corp			6.17%, 2/10/2051 (d)	3,285	3,059
9.25%, 2/ 1/2015 (d)	1,300	1,349	Banc of America Funding Corp

		8,629	0.33%, 7/20/2036 (d)	580	523

			0.52%, 7/20/2036 (d)	6,227	1,291
Medical - Outpatient & Home Medical Care (0.14%)
Select Medical Corp			BCRR Trust
7.63%, 2/ 1/2015	2,920	2,752	6.50%, 7/17/2017 (b)(c)	3,000	2,773
			5.86%, 12/15/2043 (b)	1,975	1,232
Medical - Wholesale Drug Distribution (0.12%)			Bear Stearns Adjustable Rate Mortgage Trust
AmerisourceBergen Corp			3.87%, 8/25/2035 (d)	1,366	971
5.63%, 9/15/2012	2,175	2,334	Bear Stearns Alt-A Trust
			0.52%, 7/25/2035 (d)	327	92
Medical Instruments (0.14%)			0.40%, 11/25/2036 (d)	839	407
St Jude Medical Inc			Bear Stearns Asset Backed Securities Trust
3.75%, 7/15/2014	2,840	2,893	0.47%, 4/25/2036 (d)	2,459	1,073
			Bear Stearns Mortgage Funding Trust
Medical Laboratory & Testing Service (0.08%)			0.45%, 7/25/2036 (d)	7,520	3,674
Roche Holdings Inc			Bella Vista Mortgage Trust
6.00%, 3/ 1/2019 (b)	1,430	1,595	0.50%, 5/20/2045 (d)(e)	738	340
			Chase Mortgage Finance Corp
Medical Products (0.23%)			5.43%, 3/25/2037 (d)	8,312	5,961
Angiotech Pharmaceuticals Inc			Citigroup / Deutsche Bank Commercial
4.11%, 12/ 1/2013 (d)	3,070	2,548	Mortgage Trust
Hospira Inc			0.42%, 10/15/2048 (d)	103,087	1,521
0.76%, 3/30/2010 (d)	2,000	2,000	0.09%, 12/11/2049 (b)(d)	120,431	923

		4,548	0.33%, 12/11/2049 (d)	87,884	1,012

Miscellaneous Manufacturers (0.03%)			Citigroup Commercial Mortgage Trust
Trimas Corp			0.51%, 10/15/2049 (d)	64,677	1,071
9.88%, 6/15/2012	700	651	6.10%, 12/10/2049 (d)	3,750	3,499
			Commercial Mortgage Loan Trust
Mortgage Backed Securities (15.26%)			6.02%, 9/10/2017 (d)	5,260	4,528
ACT Depositor Corp			Commercial Mortgage Pass Through Certificates
0.55%, 9/22/2041 (b)(c)(d)	5,866	587	5.82%, 12/10/2049 (d)	3,500	3,240

See accompanying notes

226

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Countrywide Alternative Loan Trust			GE Capital Commercial Mortgage Corp
0.46%, 5/25/2035 (d)	$ 25 $	14	(continued)
2.07%, 7/20/2035 (d)	928	427	0.59%, 3/10/2040 (b)(d)	$ 14,760 $	119
0.66%, 12/25/2035 (d)(e)	3,776	855	Ginnie Mae
			1.06%, 2/16/2047 (d)	29,071	1,376
0.52%, 6/25/2036 (d)(e)	5,732	845
			GMAC Commercial Mortgage Securities Inc
Countrywide Asset-Backed Certificates
			0.83%, 3/10/2038 (b)(d)	7,252	83
0.52%, 11/25/2035 (d)	449	349
			Greenpoint Mortgage Funding Trust
0.51%, 1/25/2036 (d)(e)	3,364	2,344
			0.51%, 6/25/2045 (d)	570	119
Countrywide Home Loan Mortgage Pass
			0.54%, 6/25/2045 (d)	511	76
Through Trust
0.44%, 4/25/2046 (d)	6,033	2,962	Greenwich Capital Commercial Funding Corp
Credit Suisse First Boston Mortgage Securities			0.32%, 3/10/2039 (b)(d)	67,584	929
Corp			5.44%, 3/10/2039 (d)	2,000	1,785
0.26%, 5/15/2036 (b)(d)	9,870	45	5.51%, 3/10/2039	3,775	2,141
0.34%, 11/15/2037 (b)(d)	21,386	376	GS Mortgage Securities Corp II
7.79%, 9/15/2041 (d)	413	413	5.15%, 10/14/2016 (b)(d)	4,500	4,101
Credit Suisse Mortgage Capital Certificates			0.66%, 11/10/2039 (b)	37,718	926
5.38%, 12/15/2016 (b)	3,250	2,115	5.81%, 8/10/2045 (d)	11,025	9,255
5.83%, 6/15/2038 (d)	2,990	2,634	GSR Mortgage Loan Trust
5.72%, 6/15/2039 (d)	3,600	2,978	0.60%, 12/25/2035 (d)	533	248
0.57%, 9/15/2039 (b)	68,454	1,285	0.50%, 8/25/2046 (d)	4,254	1,202
0.12%, 12/15/2039	20,051	270	Harborview Mortgage Loan Trust
5.42%, 2/15/2040	4,000	2,648	0.48%, 5/19/2047 (d)	6,425	1,275
5.69%, 9/15/2040 (d)	5,300	4,381	Impac CMB Trust
			1.24%, 10/25/2033 (d)	216	128
6.22%, 2/15/2041 (b)(d)	2,800	1,897
			0.55%, 4/25/2035 (d)	430	130
Fannie Mae
1.29%, 10/25/2011 (c)(d)	82,172	1,348	0.67%, 4/25/2035 (d)	342	52
0.54%, 2/25/2018 (d)	506	507	0.49%, 5/25/2037 (d)(e)	3,878	3,108
0.49%, 11/25/2022 (d)	723	719	Impac Secured Assets CMN Owner Trust
			0.40%, 3/25/2037 (d)	4,000	1,714
0.44%, 1/25/2023 (d)	921	914
			Indymac Index Mortgage Loan Trust
0.54%, 2/25/2032 (d)	1,160	1,154
			0.84%, 4/25/2034 (d)	207	146
0.49%, 3/25/2035 (d)	630	623
			0.47%, 4/25/2035 (d)	592	315
6.39%, 3/25/2039 (d)	3,510	3,744
			0.50%, 6/25/2035 (d)	4,919	2,701
6.35%, 4/25/2039 (d)	2,238	2,412
			0.54%, 8/25/2035 (d)	1,000	521
6.50%, 2/25/2047	1,794	1,941
			0.42%, 2/25/2037 (d)	3,744	1,892
Fannie Mae Whole Loan
			0.48%, 6/25/2037 (d)(e)	6,351	3,319
0.44%, 5/25/2035 (d)(e)	1,498	1,472
			JP Morgan Chase Commercial Mortgage
Fannie Mae-Aces
			Securities Corp
4.29%, 7/25/2019 (c)	2,500	2,525	5.11%, 9/12/2037 (d)	300	165
First Union National Bank Commercial			5.46%, 6/12/2041 (d)	3,205	2,092
Mortgage Securities Inc
6.14%, 2/12/2034	150	158	5.87%, 4/15/2045 (d)	1,500	1,467
Freddie Mac			5.40%, 5/15/2045 (d)	3,085	2,863
0.55%, 6/15/2018 (d)	726	721	5.44%, 5/15/2045 (d)	2,725	2,264
0.70%, 6/15/2023 (d)	1,117	1,100	5.62%, 5/15/2045 (d)	1,350	306
0.65%, 7/15/2023 (d)	6,976	6,889	5.30%, 5/15/2047 (d)(e)	3,255	3,093
0.60%, 2/15/2030 (d)	563	560	5.31%, 1/15/2049	250	244
0.60%, 5/15/2030 (d)	489	486	6.10%, 2/12/2051 (d)	2,040	1,073
5.50%, 9/15/2031 (d)	5,025	5,271	6.20%, 2/12/2051 (b)(d)	2,250	695
GE Capital Commercial Mortgage Corp			0.59%, 2/15/2051 (d)	112,862	1,828
0.21%, 5/10/2014	16,866	117	JP Morgan Mortgage Trust
5.61%, 4/10/2017 (d)	7,360	4,555	5.80%, 6/25/2036 (d)	1,825	1,158

See accompanying notes

227

     Schedule of Investments Bond & Mortgage Securities Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust (continued)			Structured Adjustable Rate Mortgage Loan Trust
5.97%, 6/25/2036 (d)	$ 771 $	671	0.94%, 8/25/2034 (d)(e)	$ 2,686 $	83
5.92%, 8/25/2036 (d)	3,810	2,429	0.43%, 7/25/2037 (d)	6,272	2,968
5.54%, 10/25/2036 (d)	4,932	2,637	Structured Asset Mortgage Investments Inc
5.63%, 4/25/2037 (d)	2,900	2,234	0.54%, 5/25/2045 (d)	622	171
5.63%, 4/25/2037 (d)	2,895	2,155	0.55%, 9/25/2045 (d)	754	424
LB Commercial Conduit Mortgage Trust			Structured Asset Securities Corp
5.95%, 7/15/2044 (d)	5,530	4,539	5.50%, 6/25/2036 (d)	5,000	1,182
LB-UBS Commercial Mortgage Trust			Wachovia Bank Commercial Mortgage Trust
5.42%, 1/15/2017	750	634	0.32%, 10/15/2041 (b)(d)	31,947	351
6.37%, 12/15/2028	400	420	5.25%, 12/15/2043	3,550	3,489
5.45%, 9/15/2039	870	538	5.60%, 12/15/2043	1,960	198
0.51%, 2/15/2040 (d)	14,807	296	5.69%, 3/15/2045 (d)	1,569	291
5.56%, 2/15/2040 (d)	3,115	1,470	6.01%, 6/15/2045	5,600	5,611
0.30%, 7/15/2040 (b)	70,856	1,334	5.80%, 7/15/2045	5,000	4,103
6.24%, 7/17/2040 (d)	1,540	517	5.82%, 5/15/2046 (d)	2,255	1,577
6.15%, 4/15/2041 (d)	2,300	1,280	5.90%, 2/15/2051 (d)	825	723
6.15%, 4/15/2041 (d)	2,250	2,215	WAMU Commercial Mortgage Securities Trust
Luminent Mortgage Trust			3.83%, 1/25/2035 (b)	602	601
0.43%, 5/25/2046 (d)	2,278	923	WaMu Mortgage Pass Through Certificates
Merrill Lynch / Countrywide Commercial			0.88%, 12/25/2027 (d)	4,324	3,249
Mortgage Trust			4.68%, 5/25/2035 (d)	945	878
5.70%, 9/12/2049	750	627	5.67%, 6/25/2037 (d)	1,987	1,419
0.62%, 12/12/2049 (d)	120,617	2,550	0.55%, 1/25/2045 (d)	431	311
Merrill Lynch Mortgage Investors Inc			0.61%, 1/25/2045 (d)	813	383
0.59%, 8/25/2036 (d)	308	178	0.64%, 1/25/2045 (d)	7,144	4,377
Merrill Lynch Mortgage Trust			0.77%, 1/25/2045 (d)	1,908	200
5.78%, 8/12/2016	4,000	3,191
			0.47%, 4/25/2045 (d)	334	243
Merrill Lynch/Countrywide Commercial
			0.51%, 4/25/2045 (d)	334	178
Mortgage Trust
0.54%, 8/12/2048 (d)	40,571	1,023	0.53%, 7/25/2045 (d)	750	533
5.11%, 12/12/2049 (d)	4,085	4,085	0.49%, 11/25/2045 (d)	607	526
5.39%, 12/12/2049 (b)(d)	1,700	366	0.62%, 11/25/2045 (d)(e)	2,717	2,327
Morgan Stanley Capital I			0.46%, 8/25/2046 (d)(e)	2,111	969
0.49%, 6/12/2012 (d)	5,000	4,403	Washington Mutual Alternative Mortgage
5.36%, 3/15/2044 (d)	9,175	8,117	Pass-Through Certificates
			0.42%, 1/25/2047 (d)	4,927	653
0.62%, 8/25/2046 (b)(d)	5,500	54
			Wells Fargo Mortgage Backed Securities Trust
5.63%, 4/12/2049 (d)	825	720
			4.11%, 10/25/2035 (d)	1,211	1,048

Morgan Stanley Dean Witter Capital I
					307,888

6.54%, 2/15/2031	5	5
Morgan Stanley Reremic Trust			Motion Pictures & Services (0.04%)
5.81%, 8/12/2045 (b)(d)	7,675	6,937	Lions Gate Entertainment Inc
Nomura Asset Acceptance Corp			10.25%, 11/ 1/2016 (b)	730	715
0.59%, 2/25/2035 (d)	132	101
RBSCF Trust			Multi-Line Insurance (0.52%)
5.81%, 5/17/2014 (b)(c)	3,030	2,866	CNA Financial Corp
5.81%, 7/17/2014 (b)(c)	900	658	6.00%, 8/15/2011	1,875	1,917
Residential Accredit Loans Inc			Genworth Financial Inc
0.43%, 7/25/2037 (d)(e)	8,429	4,489	6.15%, 11/15/2066 (d)	2,650	1,776
Sequoia Mortgage Trust			ING Groep NV
1.28%, 2/20/2034 (d)	2,303	1,548	5.78%, 12/29/2049	1,565	1,142

See accompanying notes

228

     Schedule of Investments Bond & Mortgage Securities Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Multi-Line Insurance (continued)			Oil Company - Exploration & Production
Metropolitan Life Global Funding I			(continued)
0.48%, 5/17/2010 (b)(d)	$ 5,750 $	5,739	KazMunaiGaz Finance Sub BV

			9.13%, 7/ 2/2018 (b)	$ 1,120 $	1,232
		10,574

			KCS Energy Inc
Multimedia (0.18%)			7.13%, 4/ 1/2012	600	597
News America Inc			Linn Energy LLC
7.85%, 3/ 1/2039	380	445	11.75%, 5/15/2017 (b)	425	472
Time Warner Inc			9.88%, 7/ 1/2018	1,765	1,800
0.68%, 11/13/2009 (d)	3,200	3,200	Nexen Inc

		3,645	6.40%, 5/15/2037	2,450	2,423

Music (0.19%)			OPTI Canada Inc
WMG Acquisition Corp			7.88%, 12/15/2014	1,880	1,466
7.38%, 4/15/2014	1,200	1,140	Petrohawk Energy Corp
			9.13%, 7/15/2013	1,530	1,584
9.50%, 6/15/2016 (b)	1,255	1,340
WMG Holdings Corp			10.50%, 8/ 1/2014	415	452
0.00%, 12/15/2014 (d)	1,390	1,376	Petroleum Development Corp

			12.00%, 2/15/2018	1,880	1,875
		3,856

			Plains Exploration & Production Co
Mutual Insurance (0.15%)			7.75%, 6/15/2015	915	904
Liberty Mutual Group Inc			10.00%, 3/ 1/2016	2,015	2,156
10.75%, 6/15/2058 (b)(d)	2,940	3,087	Quicksilver Resources Inc
			11.75%, 1/ 1/2016	1,352	1,501
Non-Hazardous Waste Disposal (0.49%)
			Swift Energy Co
Allied Waste North America Inc			7.63%, 7/15/2011	565	568
6.13%, 2/15/2014	6,880	7,055
			7.13%, 6/ 1/2017	1,090	992
Republic Services Inc
			Venoco Inc
5.50%, 9/15/2019 (b)	2,020	2,083
			11.50%, 10/ 1/2017 (b)	725	720

Waste Management Inc
					27,358

5.00%, 3/15/2014	10	10
WCA Waste Corp			Oil Company - Integrated (0.49%)
9.25%, 6/15/2014 (e)	825	817	Cenovus Energy Inc

		9,965	4.50%, 9/15/2014 (b)	1,915	1,966

			5.70%, 10/15/2019 (b)	1,585	1,647
Office Automation & Equipment (0.21%)
			ConocoPhillips
Xerox Corp
			5.75%, 2/ 1/2019	2,050	2,243
5.50%, 5/15/2012	4,035	4,253
			6.50%, 2/ 1/2039	1,380	1,545
Office Supplies & Forms (0.01%)			ConocoPhillips Holding Co
ACCO Brands Corp			6.95%, 4/15/2029	100	115
10.63%, 3/15/2015 (b)	145	155	Ecopetrol SA
			7.63%, 7/23/2019	135	147
Oil - Field Services (0.03%)			Petrobras International Finance Co
Key Energy Services Inc			6.88%, 1/20/2040	300	300
8.38%, 12/ 1/2014	700	683	Petro-Canada
			6.80%, 5/15/2038	885	966
Oil Company - Exploration & Production (1.36%)			Suncor Energy Inc
Chesapeake Energy Corp			6.85%, 6/ 1/2039	850	924

7.63%, 7/15/2013	1,975	2,034			9,853

9.50%, 2/15/2015	675	731
			Oil Refining & Marketing (0.04%)
7.25%, 12/15/2018	560	542	Tesoro Corp/Texas
Denbury Resources Inc			6.63%, 11/ 1/2015	790	727
9.75%, 3/ 1/2016	1,890	2,027
Gaz Capital SA
7.29%, 8/16/2037 (b)	3,520	3,282

See accompanying notes

229

     Schedule of Investments Bond & Mortgage Securities Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Paper & Related Products (0.13%)			Property & Casualty Insurance (continued)
Cascades Inc			WR Berkley Corp
7.25%, 2/15/2013	$ 1,135 $	1,110	6.25%, 2/15/2037	$ 1,820 $	1,577

Domtar Corp					5,247

10.75%, 6/ 1/2017	1,020	1,170
			Publishing - Periodicals (0.13%)
Inversiones CMPC SA
6.13%, 11/ 5/2019 (b)(c)(f)	330	327	Nielsen Finance LLC / Nielsen Finance Co

			10.00%, 8/ 1/2014	1,905	1,962
		2,607

			11.50%, 5/ 1/2016	610	648

Pharmacy Services (0.06%)					2,610

Omnicare Inc
6.88%, 12/15/2015	1,235	1,170	Quarrying (0.21%)
			Vulcan Materials Co
Physical Therapy & Rehabilitation Centers (0.08%)			1.55%, 12/15/2010 (d)	4,325	4,287
Healthsouth Corp
10.75%, 6/15/2016	1,410	1,530	Real Estate Operator & Developer (0.07%)
			Country Garden Holdings Co
Physician Practice Management (0.10%)			11.75%, 9/10/2014 (b)	510	510
US Oncology Inc			Regency Centers LP
6.43%, 3/15/2012 (d)	347	305	8.45%, 9/ 1/2010	940	954

9.13%, 8/15/2017 (b)	1,700	1,794			1,464

		2,099	Regional Banks (2.56%)

Pipelines (0.69%)			BAC Capital Trust XIII
			0.70%, 3/15/2043 (d)	3,640	2,096
Copano Energy LLC / Copano Energy Finance
Corp			BAC Capital Trust XIV
8.13%, 3/ 1/2016	785	767	5.63%, 3/15/2043 (d)	250	174
7.75%, 6/ 1/2018	405	390	Bank of America NA
Dynegy Holdings Inc			6.00%, 10/15/2036	2,000	2,035
7.50%, 6/ 1/2015	1,180	1,086	Capital One Financial Corp
Enterprise Products Operating LLC			5.70%, 9/15/2011	1,570	1,658
6.13%, 10/15/2039	3,370	3,377	First Union Institutional Capital I
Kinder Morgan Energy Partners LP			8.04%, 12/ 1/2026	1,000	967
5.63%, 2/15/2015	1,250	1,341	JP Morgan Chase Bank NA
5.95%, 2/15/2018	1,500	1,576	6.00%, 10/ 1/2017	3,000	3,195
7.40%, 3/15/2031	1,000	1,082	PNC Funding Corp
			0.42%, 1/31/2012 (d)	4,625	4,465
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp			PNC Preferred Funding Trust III
6.88%, 11/ 1/2014 (b)	195	183	8.70%, 2/28/2049 (b)(d)	1,000	995
8.75%, 4/15/2018	1,380	1,411	SunTrust Preferred Capital I
			5.85%, 12/31/2049 (d)	266	173
Midcontinent Express Pipeline LLC
6.70%, 9/15/2019 (b)	775	784	Wells Fargo & Co
			0.65%, 8/20/2010 (d)	640	640
Regency Energy Partners LP/Regency Energy
Finance Corp			3.75%, 10/ 1/2014	31,165	31,155
8.38%, 12/15/2013	1,465	1,502	Wells Fargo Bank NA
Transportadora de Gas del Sur SA			0.65%, 5/16/2016	4,615	3,991

7.88%, 5/14/2017 (b)	322	281			51,544

7.88%, 5/14/2017	125	110

			Reinsurance (0.42%)
		13,890	Endurance Specialty Holdings Ltd

Property & Casualty Insurance (0.26%)			7.00%, 7/15/2034	740	662
Crum & Forster Holdings Corp			Swiss Re Solutions Holding Corp
7.75%, 5/ 1/2017	1,000	943	6.45%, 3/ 1/2019	5,510	5,395
Travelers Cos Inc/The			7.75%, 6/15/2030	2,365	2,414

6.25%, 3/15/2067 (d)	3,030	2,727			8,471

See accompanying notes

230

     Schedule of Investments Bond & Mortgage Securities Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
REITS - Mortgage (0.23%)			Retail - Restaurants (continued)
iStar Financial Inc			Darden Restaurants Inc
8.00%, 3/15/2011 (b)	$ 3,253 $	2,830	6.20%, 10/15/2017	$ 1,735 $	1,833
5.85%, 3/15/2017	3,500	1,785	Landry's Restaurants Inc

		4,615	14.00%, 8/15/2011	1,380	1,385

			Yum! Brands Inc
REITS - Office Property (0.13%)			5.30%, 9/15/2019	3,865	3,912
Brandywine Operating Partnership LP			6.88%, 11/15/2037	1,610	1,756

5.63%, 12/15/2010	1,397	1,393
					9,431

HRPT Properties Trust
0.89%, 3/16/2011 (d)	1,336	1,261	Rubber - Tires (0.15%)

		2,654	Goodyear Tire & Rubber Co/The

			8.63%, 12/ 1/2011	2,030	2,093
REITS - Warehouse & Industrial (0.95%)
			10.50%, 5/15/2016	860	931

ProLogis
7.63%, 8/15/2014	8,195	8,693			3,024

7.38%, 10/30/2019	10,505	10,538	Satellite Telecommunications (0.36%)

		19,231	DigitalGlobe Inc

			10.50%, 5/ 1/2014 (b)	1,365	1,474
Rental - Auto & Equipment (0.10%)
			Intelsat Bermuda Ltd
Hertz Corp/The			11.25%, 2/ 4/2017 (b)(d)	385	383
8.88%, 1/ 1/2014	1,025	1,038
			11.50%, 2/ 4/2017 (b)	531	513
RSC Equipment Rental Inc
10.00%, 7/15/2017 (b)	950	1,031	Intelsat Subsidiary Holding Co Ltd

			8.88%, 1/15/2015 (b)	1,380	1,385
		2,069

			8.88%, 1/15/2015	2,855	2,880
Retail - Automobile (0.03%)			Telesat Canada / Telesat LLC
Sonic Automotive Inc			11.00%, 11/ 1/2015	605	657

8.63%, 8/15/2013	635	616			7,292

Retail - Discount (0.22%)			Seismic Data Collection (0.09%)
Dollar General Corp			Cie Generale de Geophysique-Veritas
11.88%, 7/15/2017	1,230	1,378	7.50%, 5/15/2015	1,210	1,201
Target Corp			9.50%, 5/15/2016 (b)	535	563

6.50%, 10/15/2037	2,740	3,028			1,764

		4,406	Sovereign (0.21%)

Retail - Drug Store (0.52%)			Brazilian Government International Bond
CVS Caremark Corp			5.88%, 1/15/2019	275	291
0.66%, 6/ 1/2010 (d)	4,710	4,709	Colombia Government International Bond
6.13%, 9/15/2039	5,200	5,253	6.13%, 1/18/2041	165	157
Rite Aid Corp			El Salvador Government International Bond
10.38%, 7/15/2016	450	452	7.65%, 6/15/2035 (b)	605	605

		10,414	Indonesia Government International Bond

			11.63%, 3/ 4/2019 (b)	230	317
Retail - Propane Distribution (0.07%)			Panama Government International Bond
Ferrellgas Partners LP			7.25%, 3/15/2015	270	300
9.13%, 10/ 1/2017 (b)	1,325	1,385	Peruvian Government International Bond
			7.13%, 3/30/2019	335	380
Retail - Regional Department Store (0.09%)			United Mexican States
Neiman Marcus Group Inc/The			5.95%, 3/19/2019	392	410
9.00%, 10/15/2015	2,049	1,813
			Venezuela Government International Bond
			8.50%, 10/ 8/2014	1,602	1,366
Retail - Restaurants (0.47%)
			9.25%, 9/15/2027	450	358
Arcos Dorados BV
			9.38%, 1/13/2034	135	97

7.50%, 10/ 1/2019 (b)	565	545
					4,281

See accompanying notes

231

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Sovereign Agency (0.03%)			Telephone - Integrated (continued)
Korea Expressway Corp			CenturyTel Inc
4.50%, 3/23/2015 (b)	$ 615 $	614	7.60%, 9/15/2039	$ 575 $	563
			Level 3 Financing Inc
Special Purpose Entity (0.70%)			9.25%, 11/ 1/2014	2,445	2,176
AES Red Oak LLC			Sprint Nextel Corp
8.54%, 11/30/2019	1,156	1,098	6.00%, 12/ 1/2016	2,055	1,767
Goldman Sachs Capital I			8.38%, 8/15/2017	1,015	979
6.35%, 2/15/2034	1,000	947	Telecom Italia Capital SA
Goldman Sachs Capital II			0.96%, 2/ 1/2011 (d)	845	838
5.79%, 12/29/2049 (d)	2,000	1,487	0.89%, 7/18/2011 (d)	2,175	2,156
OMX Timber Finance Investments I LLC			4.95%, 9/30/2014	1,915	1,987
5.42%, 1/29/2020 (b)(c)(d)	7,265	6,993
			7.00%, 6/ 4/2018	3,880	4,262
Piper Jaffray Equipment Trust Securities
			6.38%, 11/15/2033	2,610	2,591
6.00%, 9/10/2011 (b)(c)	1,827	1,809
			Telefonica Emisiones SAU
Universal City Development Partners Ltd
			0.81%, 2/ 4/2013 (d)	2,075	2,035
11.75%, 4/ 1/2010	1,000	1,005
			4.95%, 1/15/2015	5,250	5,560
USB Realty Corp
6.09%, 12/22/2049 (b)(d)	985	688	Telemar Norte Leste SA

			9.50%, 4/23/2019 (b)	1,565	1,843
		14,027

			Verizon Communications Inc
Specified Purpose Acquisition (0.06%)			6.35%, 4/ 1/2019	2,430	2,696
ESI Tractebel Acquisition Corp			6.25%, 4/ 1/2037	1,425	1,489

7.99%, 12/30/2011	1,261	1,261			36,386

Steel - Producers (0.13%)			Theaters (0.07%)
Evraz Group SA			AMC Entertainment Inc
9.50%, 4/24/2018 (b)	1,260	1,241	11.00%, 2/ 1/2016	1,190	1,249
Ispat Inland ULC			8.75%, 6/ 1/2019	160	164

9.75%, 4/ 1/2014	325	337			1,413

Steel Dynamics Inc
			Tobacco (0.47%)
8.25%, 4/15/2016 (b)(d)	1,040	1,045

			Altria Group Inc
		2,623	9.70%, 11/10/2018	7,655	9,425

Telecommunication Services (0.46%)
Global Crossing Ltd			Tools - Hand Held (0.16%)
12.00%, 9/15/2015 (b)	730	783	Snap-On Inc
MasTec Inc			0.41%, 1/12/2010 (d)	3,200	3,200
7.63%, 2/ 1/2017	900	846
Qwest Corp			Transport - Marine (0.04%)
7.88%, 9/ 1/2011	1,000	1,033	Navios Maritime Holdings Inc / Navios
			Maritime Finance US Inc
Telcordia Technologies Inc
			8.88%, 11/ 1/2017 (b)(f)	775	787
4.03%, 7/15/2012 (b)(d)	2,360	2,041
West Corp
			Transport - Rail (0.40%)
9.50%, 10/15/2014	1,855	1,855
			Burlington Northern Santa Fe Corp
Wind Acquisition Finance SA			4.70%, 10/ 1/2019	3,965	3,987
11.75%, 7/15/2017 (b)	2,490	2,814

			CSX Corp
		9,372	6.25%, 3/15/2018	3,315	3,614

Telephone - Integrated (1.80%)			7.45%, 4/ 1/2038	420	503

AT&T Inc					8,104

6.15%, 9/15/2034	3,345	3,372
			Transport - Services (0.02%)
Axtel SAB de CV
9.00%, 9/22/2019 (b)	1,560	1,607	TGI International Ltd
			9.50%, 10/ 3/2017 (b)	420	447
British Telecommunications PLC
9.62%, 12/15/2030 (d)	370	465

See accompanying notes

232

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Vitamins & Nutrition Products (0.21%)			Data Processing & Management (continued)
Mead Johnson Nutrition Co			First Data Corp, Term Loan B2
3.50%, 11/ 1/2014 (b)(f)	$ 2,065 $	2,073	3.04%, 9/24/2014 (d)	$ 735 $	630

4.90%, 11/ 1/2019 (b)(f)	2,065	2,093			2,312

		4,166

			Diversified Manufacturing Operations (0.01%)
Wire & Cable Products (0.08%)			GenTek Holding LLC, Term Loan
Coleman Cable Inc			0.00%, 9/30/2014 (d)(h)	210	211
9.88%, 10/ 1/2012	1,575	1,563
			Electric - Integrated (0.11%)
Wireless Equipment (0.26%)			Texas Competitive Electric Holdings
American Tower Corp			Company, Term Loan B2
4.63%, 4/ 1/2015 (b)	3,615	3,658	3.74%, 10/29/2014 (d)	2,750	2,126
7.00%, 10/15/2017	1,395	1,527

			Electronic Components - Semiconductors (0.08%)
		5,185
			Freescale Semiconductor Inc, Term Loan B

TOTAL BONDS	$ 1,303,538		2.00%, 12/ 1/2013 (d)	1,931	1,565

SENIOR FLOATING RATE INTERESTS (1.68%)			Investment Management & Advisory Services (0.03%)
Aerospace & Defense (0.06%)			Nuveen Investments Inc, Term Loan
Hawker Beechcraft Inc, Term Loan B			12.50%, 7/ 9/2015 (d)	655	667
2.26%, 3/26/2014 (d)	1,433	1,134
Hawker Beechcraft Inc, Term Loan LOC			Machinery - General Industry (0.12%)
2.28%, 3/26/2014 (d)	85	67	Manitowoc Company Inc, Term Loan B

		1,201	7.50%, 4/14/2014 (d)	2,581	2,526

Auto - Car & Light Trucks (0.17%)
			Medical - Hospitals (0.25%)
Ford Motor Co, Term Loan B
3.29%, 12/16/2013 (d)	3,939	3,500	Community Health Systems Inc, Term Loan
			2.50%, 7/25/2014 (d)	30	27

Auto - Medium & Heavy Duty Trucks (0.04%)			HCA Inc, Term Loan B1
			2.53%, 11/18/2013 (d)	3,362	3,127
Oshkosh Truck Corp, Term Loan B
6.32%, 12/ 6/2013 (d)	864	861	HCA Inc; Term Loan A
			1.53%, 1/22/2012 (d)	2,148	1,994

Auto/Truck Parts & Equipment - Original (0.07%)					5,148

Dana Holding Corp, Term Loan			Medical Instruments (0.15%)
0.00%, 1/31/2015 (d)(h)	1,645	1,430	BSC International Holding Ltd, Term Loan
			2.03%, 4/21/2011 (d)	3,059	2,968
Casino Hotels (0.08%)
Harrah's Operating Co Inc, Term Loan B2			Medical Products (0.06%)
3.28%, 1/28/2015 (d)	1,967	1,564	Biomet Inc, Term Loan B
			3.28%, 3/25/2015 (d)	1,188	1,138
Chemicals - Specialty (0.11%)
Nalco Co, Term Loan			Medical-Hospitals (0.03%)
5.75%, 5/ 6/2016 (d)	2,194	2,227	Community Health Systems Inc, Term Loan B
			2.61%, 7/25/2014 (d)	580	537
Chemicals-Specialty (0.03%)
Huntsman International LLC, Term Loan C			Property & Casualty Insurance (0.09%)
2.49%, 6/23/2016 (d)	700	634	Asurion Corp, Term Loan B
			3.24%, 7/ 7/2014 (d)	150	142
Data Processing & Management (0.11%)
			6.74%, 7/ 7/2015 (d)	1,750	1,656

First Data Corp, Term Loan B
					1,798

3.04%, 9/24/2014 (d)	980	839
First Data Corp, Term Loan B1
3.00%, 12/24/2014 (d)	980	843

See accompanying notes

233

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Publishing-Periodicals (0.02%)			OBLIGATIONS (continued)
Nielsen Finance LLC / Nielsen Finance Co,			Federal Home Loan Mortgage Corporation
Term Loan			(FHLMC) (continued)
2.24%, 8/ 9/2013 (d)	$ 435 $	404	6.00%, 3/ 1/2022	$ 394 $	425
			6.00%, 7/ 1/2023	1,401	1,511
Retail - Drug Store (0.02%)			5.50%, 8/ 1/2023	4,568	4,868
Rite Aid Corp, Term Loan			5.50%, 6/ 1/2024	600	640
9.50%, 6/ 5/2015 (d)	300	307	4.50%, 11/ 1/2024	17,400	18,069
			5.00%, 11/ 1/2024	6,640	7,007
Telecommunication Services (0.04%)			6.00%, 6/ 1/2028	24	26
Fairpoint Communications Inc, Term Loan B			6.00%, 1/ 1/2029	10	11
5.00%, 3/ 8/2015 (d)	995	799

			6.50%, 3/ 1/2029	41	45
TOTAL SENIOR FLOATING RATE INTERESTS	$ 33,923
			6.50%, 3/ 1/2029	7	7

CONVERTIBLE BONDS (0.18%)			6.50%, 5/ 1/2029	61	67
Identification Systems - Development (0.05%)			7.00%, 12/ 1/2029	22	25
L-1 Identity Solutions Inc			7.00%, 6/ 1/2030	28	31
3.75%, 5/15/2027	1,175	1,055	7.50%, 9/ 1/2030	13	15
			7.50%, 9/ 1/2030	7	8
Medical - Biomedical/Gene (0.13%)
			8.00%, 9/ 1/2030	126	143
Amylin Pharmaceuticals Inc
2.50%, 4/15/2011	1,280	1,208	7.00%, 12/ 1/2030	28	31
3.00%, 6/15/2014	1,845	1,402	7.50%, 12/ 1/2030	3	3

		2,610	7.50%, 1/ 1/2031	42	48

			6.00%, 3/ 1/2031	54	58
Retail - Automobile (0.00%)			7.50%, 3/ 1/2031	16	18
Sonic Automotive Inc
			6.00%, 4/ 1/2031	8	8
5.00%, 10/ 1/2029	75	74

			6.50%, 4/ 1/2031	31	34
TOTAL CONVERTIBLE BONDS	$ 3,739
			6.50%, 6/ 1/2031	3	3

MUNICIPAL BONDS (0.31%)			7.00%, 6/ 1/2031	1	1
California (0.12%)			6.50%, 9/ 1/2031	30	32
Los Angeles Unified School District/CA			7.00%, 9/ 1/2031	9	10
5.75%, 7/ 1/2034	2,570	2,465	6.00%, 12/ 1/2031	330	354
			6.50%, 2/ 1/2032	34	36
Nevada (0.10%)
			6.50%, 2/ 1/2032	21	23
County of Clark NV
6.88%, 7/ 1/2042	1,970	2,019	7.50%, 2/ 1/2032	24	27
			6.50%, 5/ 1/2032	78	85
Texas (0.09%)			6.00%, 12/ 1/2032	328	352
Dallas County Hospital District			6.00%, 2/ 1/2033	358	383
5.62%, 8/15/2044	1,680	1,743	5.50%, 4/ 1/2033	561	594

TOTAL MUNICIPAL BONDS	$ 6,227		5.50%, 5/ 1/2033	739	781

U.S. GOVERNMENT & GOVERNMENT AGENCY			5.50%, 10/ 1/2033	577	611
OBLIGATIONS (38.64%)			5.50%, 12/ 1/2033	3,048	3,224
Federal Home Loan Mortgage Corporation			6.00%, 12/ 1/2033	614	658
(FHLMC) (14.95%)			5.50%, 9/ 1/2034	1,946	2,058
4.50%, 12/ 1/2009	241	243
			5.50%, 2/ 1/2035	3,977	4,201
4.50%, 4/ 1/2011	1,505	1,576
			6.50%, 4/ 1/2035	751	807
6.50%, 6/ 1/2017	353	381
			5.00%, 7/ 1/2035	1,283	1,333
6.00%, 7/ 1/2017	132	143
			5.00%, 8/ 1/2035	6,919	7,188
5.50%, 3/ 1/2018	358	386
			5.00%, 10/ 1/2035	2,646	2,748
5.00%, 5/ 1/2018	2,252	2,412
			6.50%, 10/ 1/2035	335	360
5.00%, 10/ 1/2018	1,448	1,551
			6.00%, 10/ 1/2036 (d)	3,357	3,578
5.00%, 1/ 1/2019	2,244	2,403
			5.50%, 11/ 1/2036	3,778	3,990

See accompanying notes

234

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
5.00%, 6/ 1/2037	$ 248 $	258	6.50%, 5/ 1/2022	$ 34 $	37
5.50%, 7/ 1/2037	4,369	4,605	5.50%, 2/ 1/2023	436	466
6.00%, 8/ 1/2037	11,843	12,613	6.00%, 2/ 1/2023	144	155
6.50%, 11/ 1/2037	6,316	6,782	4.50%, 5/ 1/2023	16,400	17,074
6.00%, 12/ 1/2037 (d)	4,490	4,783	5.50%, 6/ 1/2023	1,720	1,837
6.00%, 1/ 1/2038 (d)	1,240	1,319	5.50%, 7/ 1/2023	31	33
6.00%, 1/ 1/2038	3,067	3,267	5.00%, 11/ 1/2024	4,990	5,257
5.50%, 4/ 1/2038	3,697	3,896	6.50%, 12/ 1/2031	14	16
5.50%, 4/ 1/2038	4,814	5,074	6.50%, 2/ 1/2032	17	19
5.50%, 5/ 1/2038	8,155	8,595	6.50%, 2/ 1/2032	35	38
5.50%, 5/ 1/2038	5,073	5,347	7.00%, 2/ 1/2032	65	72
6.00%, 7/ 1/2038	12,987	13,817	7.00%, 3/ 1/2032	148	164
5.50%, 8/ 1/2038	2,714	2,861	6.50%, 4/ 1/2032	20	22
6.00%, 10/ 1/2038	1,877	2,000	6.00%, 5/ 1/2032	20	21
5.00%, 11/ 1/2039	48,650	50,414	6.50%, 6/ 1/2032	11	12
5.50%, 11/ 1/2039	76,525	80,543	6.50%, 8/ 1/2032	126	137
4.12%, 1/ 1/2034 (d)	288	291	7.50%, 8/ 1/2032	74	83
5.03%, 7/ 1/2034 (d)	216	227	4.73%, 12/ 1/2032 (d)	340	351
4.22%, 6/ 1/2035 (d)	2,638	2,724	4.19%, 1/ 1/2033 (d)	394	401
4.58%, 8/ 1/2035 (d)	922	951	3.81%, 4/ 1/2033 (d)	481	492
4.83%, 8/ 1/2035 (d)	5,611	5,850	3.77%, 7/ 1/2033 (d)	2,741	2,841
4.98%, 9/ 1/2035 (d)	3,440	3,588	5.50%, 7/ 1/2033	1,211	1,281
5.20%, 11/ 1/2035 (d)	656	679	5.50%, 9/ 1/2033	1,607	1,701
5.45%, 12/ 1/2035 (d)	195	205	3.93%, 6/ 1/2034 (d)	444	458
5.99%, 2/ 1/2037 (d)	1,941	2,049	3.35%, 7/ 1/2034 (d)	768	790
5.64%, 5/ 1/2037	747	778	3.03%, 10/ 1/2034 (d)	372	372
5.54%, 8/ 1/2037 (d)	2,280	2,403	4.09%, 12/ 1/2034 (d)	734	758

		301,549	3.73%, 3/ 1/2035 (d)	8,201	8,319

			4.56%, 3/ 1/2035 (d)	878	904
Federal National Mortgage Association (FNMA) (15.49%)
5.00%, 3/ 1/2010	231	236	5.00%, 7/ 1/2035	1,326	1,378
6.50%, 4/ 1/2010	4	4	5.00%, 7/ 1/2035	3,198	3,323
6.50%, 1/ 1/2011	2	2	3.30%, 8/ 1/2035 (d)	212	218
6.50%, 2/ 1/2011	22	22	3.39%, 8/ 1/2035 (d)	487	498
6.50%, 3/ 1/2011	37	38	5.09%, 8/ 1/2035 (d)	1,409	1,471
6.50%, 7/ 1/2016	13	14	3.27%, 9/ 1/2035 (d)	481	493
6.50%, 2/ 1/2017	46	49	4.13%, 2/ 1/2036 (d)	109	112
6.50%, 3/ 1/2017	20	22	2.89%, 3/ 1/2036 (d)	4,918	5,066
6.50%, 4/ 1/2017	14	16	3.86%, 4/ 1/2036 (d)	922	950
6.50%, 8/ 1/2017	303	329	6.00%, 5/ 1/2036	911	971
5.00%, 9/ 1/2017	500	534	5.43%, 10/ 1/2036 (d)	874	921
5.50%, 9/ 1/2017	121	130	6.50%, 10/ 1/2036	5,860	6,304
5.50%, 10/ 1/2017	186	200	5.88%, 12/ 1/2036 (d)	5,217	5,542
5.00%, 3/ 1/2018	982	1,048	5.50%, 2/ 1/2037	893	942
4.50%, 1/ 1/2020	1,698	1,792	5.75%, 5/ 1/2037 (d)	4,430	4,678
5.00%, 5/ 1/2020	863	917	6.00%, 6/ 1/2037	2,727	2,903
5.50%, 6/ 1/2020	3,342	3,573	6.50%, 7/ 1/2037	2,352	2,529
5.50%, 9/ 1/2020	3,404	3,639	6.50%, 7/ 1/2037	3,185	3,424
6.00%, 10/ 1/2021	2,516	2,700	6.00%, 12/ 1/2037	792	842

See accompanying notes

235

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			U.S. Treasury (4.74%)
(continued)			4.00%, 8/15/2018 (g)	$ 27,650 $	29,078
6.00%, 12/ 1/2037	$ 859 $	915
			3.13%, 5/15/2019	500	489
6.00%, 2/ 1/2038 (d)	5,484	5,833
			3.63%, 8/15/2019	1,840	1,875
6.00%, 2/ 1/2038	7,353	7,821
			6.00%, 2/15/2026	37,150	45,445
6.00%, 2/ 1/2038 (d)	6,324	6,726
			6.75%, 8/15/2026	3,000	3,953
6.00%, 2/ 1/2038	4,639	4,934
			6.13%, 8/15/2029	25	32
6.50%, 2/ 1/2038	2,233	2,400
			4.50%, 2/15/2036 (i)	13,500	14,095
6.00%, 3/ 1/2038	2,100	2,234
			4.25%, 5/15/2039	645	647

6.50%, 3/ 1/2038	2,150	2,311
					95,614
6.00%, 4/ 1/2038	6,316	6,718

6.00%, 5/ 1/2038	2,262	2,406	TOTAL U.S. GOVERNMENT & GOVERNMENT
			AGENCY OBLIGATIONS	$ 779,366

6.00%, 5/ 1/2038	1,464	1,557
6.00%, 5/ 1/2038	1,614	1,717	REPURCHASE AGREEMENTS (9.28%)
6.00%, 8/ 1/2038	4,515	4,803	Diversified Banking Institutions (9.28%)
6.00%, 8/ 1/2038	2,939	3,126	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.06%
5.00%, 4/ 1/2039	10,945	11,362	dated 10/30/09 maturing 11/02/09
4.00%, 11/ 1/2039	5,125	5,056	(collateralized by Sovereign Agency
5.00%, 11/ 1/2039	82,210	85,216	Issues; $47,714,000; 0.00% - 5.75%; dated
5.50%, 11/ 1/2039	52,500	55,256	11/02/09 - 07/15/32)	$ 46,779$	46,779

		312,332	Investment in Joint Trading Account; Credit

			Suisse Repurchase Agreement; 0.06%
Government National Mortgage Association			dated 10/30/09 maturing 11/02/09
(GNMA) (3.46%)			(collateralized by US Treasury Notes;
7.00%, 4/15/2031	1	1	$47,714,000; 1.38% - 2.00%; dated
7.00%, 6/15/2031	50	55	02/28/10 - 09/15/12)	46,778	46,778
7.00%, 7/15/2031	10	11	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
6.00%, 8/15/2031	71	77	0.06% dated 10/30/09 maturing 11/02/09
6.00%, 1/15/2032	21	22	(collateralized by Sovereign Agency
6.00%, 2/15/2032	301	324	Issues; $47,714,000; 1.88% - 3.75%; dated
7.00%, 6/15/2032	250	275	12/06/10 - 08/24/12)	46,779	46,779
			Investment in Joint Trading Account;
6.50%, 10/15/2032	91	98
			Morgan Stanley Repurchase Agreement;
6.50%, 12/15/2032	680	732	0.06% dated 10/30/09 maturing 11/02/09
6.00%, 2/15/2033	119	128	(collateralized by Sovereign Agency
5.00%, 11/15/2033	11,602	12,151	Issues; $47,714,000; 0.88% - 4.75%; dated
			12/10/10 - 07/01/19)	46,779	46,779

6.00%, 12/15/2033	175	188
					187,115
5.00%, 6/15/2034	272	285

5.00%, 11/ 1/2039	6,040	6,274	TOTAL REPURCHASE AGREEMENTS	$ 187,115

5.50%, 11/ 1/2039	40,220	42,420	Total Investments	$ 2,357,189
6.00%, 11/ 1/2039	3,025	3,212	Liabilities in Excess of Other Assets, Net - (16.87)%		(340,253)

6.50%, 3/20/2028	31	34
			TOTAL NET ASSETS - 100.00%	$ 2,016,936

6.00%, 7/20/2028	171	184
6.00%, 11/20/2028	160	172
6.00%, 1/20/2029	175	188
6.50%, 5/20/2029	26	28
6.00%, 7/20/2029	42	45
8.00%, 1/20/2031	17	19
6.50%, 2/20/2032	14	15
6.00%, 11/20/2033	2,101	2,256
5.50%, 5/20/2035	638	677

		69,871

See accompanying notes

236

Schedule of Investments Bond & Mortgage Securities Fund

October 31, 2009

(a)	Non-Income Producing Security

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $220,078 or 10.91% of net assets.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $20,114 or 1.00% of net assets.

(d)	Variable Rate. Rate shown is in effect at October 31, 2009.

(e)	Security is Illiquid

(f)	Security purchased on a when-issued basis.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $922 or 0.05% of net assets.

(h)	This Senior Floating Rate Note will settle after October 31, 2009, at which time the interest rate will be determined.

(i)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $2,036 or 0.10% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 79,229
Unrealized Depreciation	(241,066)

Net Unrealized Appreciation (Depreciation)	(161,837)
Cost for federal income tax purposes	2,519,026
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	49.17%
Financial	27.35%
Asset Backed Securities	7.21%
Communications	6.83%
Consumer, Non-cyclical	5.91%
Government	5.00%
Industrial	3.13%
Consumer, Cyclical	3.08%
Energy	2.86%
Utilities	2.71%
Basic Materials	2.24%
Technology	0.77%
Diversified	0.30%
General Obligation	0.21%
Revenue	0.10%
Liabilities in Excess of Other Assets, Net	(16.87%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.47%
Credit Default Swaps	1.03%
Interest Rate Swaps	0.04%

See accompanying notes

237

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

Futures Contracts

					Current		Unrealized
				Original	Market		Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

US 10 Year Note; December 2009		Buy	355	$ 41,610	$ 42,106 $		496
US 5 Year Note; December 2009		Buy	240	27,785	27,949		164
All dollar amounts are shown in thousands (000's)

Credit Default Swaps

							Unrealized
			Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation/
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate	Date	Amount	(Depreciation)

Barclays Bank	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013 $	5,220	$ (1,159)
Barclays Bank	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	5,351	(1,134)
Barclays Bank	CMBX.NA.AAA.4		Sell	0.35%	02/17/2051	4,375	(148)
Barclays Bank	CMBX.NA.AAA.4		Sell	0.35%	02/17/2051	3,000	(99)
Goldman Sachs	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	9,570	(2,044)
Goldman Sachs	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	21,402	(4,811)
Goldman Sachs	CMBX.NA.AAA.4		Sell	0.35%	02/17/2051	4,375	(124)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	19,140	(3,992)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	9,570	(2,029)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	9,570	(2,124)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	5,351	(1,140)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	5,351	(1,141)
Morgan Stanley	CDX.NA.IG.12		Buy	(1.00)%	06/20/2014	60,000	362
Morgan Stanley	CMBX.NA.AAA.4		Sell	0.35%	02/17/2051	4,375	(80)
Morgan Stanley	CMBX.NA.AJ.4		Sell	0.96%	02/17/2051	1,750	(176)
Morgan Stanley	CMBX.NA.AJ.4		Sell	0.96%	02/17/2051	1,750	(141)

All dollar amounts are shown in thousands (000's)
Interest Rate Swaps

						Notional/	Unrealized
		(Pay)/Receive	Fixed	Expiration		Principal	Appreciation/
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Rate	Date	Currency	Amount	(Depreciation)

Deutsche Bank AG	3-month LIBOR	Receive	4.11%	08/12/2019	USD $	9,400	$ (451)
Morgan Stanley	3-month LIBOR	Receive	4.08%	08/12/2019	USD	9,400	(430)

All dollar amounts are shown in thousands (000's)

See accompanying notes

238

Schedule of Investments Core Plus Bond Fund I

October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

CONVERTIBLE PREFERRED STOCKS (0.25%)			BONDS (continued)
Regional Banks (0.25%)			Commercial Banks (continued)
Wells Fargo & Co	5,800 $	5,191	KeyBank NA

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 5,191		3.20%, 6/15/2012	$ 11,000 $	11,498

			Regions Bank/Birmingham AL
	Principal
			3.25%, 12/ 9/2011	7,600	7,924
	Amount	Value	7.50%, 5/15/2018	800	766
	(000's)	(000's)

			Regions Financial Corp
BONDS (32.98%)			7.38%, 12/10/2037	500	387
Airlines (0.04%)			Royal Bank of Scotland PLC/The
United Air Lines Inc			3.00%, 12/ 9/2011 (b)	200	206
10.40%, 5/ 1/2018	$ 900	918	2.63%, 5/11/2012 (b)	21,000	21,466

					117,783

Asset Backed Securities (0.00%)
South Carolina Student Loan Corp			Diversified Banking Institutions (6.40%)
0.86%, 9/ 2/2014 (a)	15	15	Bank of America Corp
			2.10%, 4/30/2012	17,800	18,095
Automobile Sequential (0.25%)			6.50%, 8/ 1/2016	10,100	10,806
Bank of America Auto Trust			Citigroup Inc
1.70%, 12/15/2011 (b)	1,500	1,509	0.58%, 5/18/2010 (a)	500	499
Capital Auto Receivables Asset Trust			7.25%, 10/ 1/2010	900	938
1.69%, 10/15/2012 (a)	1,000	1,004	6.00%, 2/21/2012	700	744
Ford Credit Auto Owner Trust			2.13%, 4/30/2012	7,900	8,051
2.00%, 12/15/2011	600	605
			5.50%, 8/27/2012	400	420
1.21%, 1/15/2012	2,200	2,207

			5.63%, 8/27/2012	600	622
		5,325

			6.40%, 3/27/2013	1,700	2,668
Brewery (0.76%)			5.50%, 4/11/2013	5,800	6,044
Anheuser-Busch InBev Worldwide Inc			1.31%, 6/28/2013	2,300	3,125
4.13%, 1/15/2015 (b)	7,900	7,966	5.50%, 10/15/2014	10,400	10,666
5.38%, 1/15/2020 (b)	7,900	8,031	0.58%, 6/ 9/2016 (a)	300	250

		15,997	6.00%, 8/15/2017	4,658	4,690

Cellular Telecommunications (0.20%)			3.63%, 11/30/2017	2,300	2,842
Cellco Partnership / Verizon Wireless Capital			8.50%, 5/22/2019	300	351
LLC			Credit Agricole SA
5.25%, 2/ 1/2012 (b)	3,900	4,167	8.38%, 12/31/2049 (a)(b)	16,500	17,358
			Goldman Sachs Group Inc/The
Commercial Banks (5.62%)			6.88%, 1/15/2011	800	851
American Express Bank FSB			1.19%, 2/ 4/2013 (a)	200	280
6.00%, 9/13/2017	5,000	5,258
			5.25%, 10/15/2013	1,300	1,391
American Express Centurion Bank
5.55%, 10/17/2012	1,300	1,388	6.25%, 9/ 1/2017	1,800	1,926
Barclays Bank PLC			JP Morgan Chase & Co
5.00%, 9/22/2016	10,100	10,322	0.42%, 12/21/2011 (a)	16,200	16,106
6.05%, 12/ 4/2017 (b)	4,300	4,381	6.00%, 1/15/2018	800	856
Citibank NA			7.90%, 4/29/2049 (a)	2,100	2,112
1.88%, 5/ 7/2012	7,900	7,982	Morgan Stanley
1.88%, 6/ 4/2012	3,900	3,939	3.25%, 12/ 1/2011	3,800	3,965
Commonwealth Bank of Australia			0.53%, 1/ 9/2012 (a)	13,000	12,733
0.70%, 7/12/2013 (a)(b)	13,900	13,856	0.49%, 4/19/2012	1,500	1,468
Danske Bank A/S			0.58%, 1/ 9/2014 (a)	1,200	1,133
2.50%, 5/10/2012 (b)	4,100	4,185	5.95%, 12/28/2017	2,700	2,776
ING Bank NV			Societe Generale
2.63%, 2/ 9/2012 (b)	23,600	24,225	5.92%, 4/29/2049 (a)(b)	500	397

					134,163

See accompanying notes

239

Schedule of Investments Core Plus Bond Fund I

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Financial Services (2.78%)			Finance - Investment Banker & Broker
American Express Travel Related Services Co			(continued)
Inc			Macquarie Group Ltd
5.25%, 11/21/2011 (b)	$ 2,400 $	2,505	7.30%, 8/ 1/2014 (b)	$ 7,400 $	8,032
Citigroup Capital XXI			Merrill Lynch & Co Inc
8.30%, 12/21/2057	9,050	8,371	0.69%, 2/ 5/2010 (a)	800	800
General Electric Capital Corp			1.11%, 3/22/2011 (a)	1,200	1,728
2.00%, 9/28/2012	40,000	40,357	0.48%, 7/25/2011 (a)	2,200	2,162
0.47%, 10/ 6/2015 (a)	7,500	6,634	0.68%, 11/ 1/2011 (a)	4,000	3,883
6.88%, 1/10/2039	500	539	0.54%, 6/ 5/2012 (a)	4,200	4,023

		58,406	6.05%, 8/15/2012	14,150	15,163

Diversified Minerals (0.28%)					76,365

Vale Overseas Ltd			Finance - Leasing Company (0.18%)
5.63%, 9/15/2019	5,800	5,789	International Lease Finance Corp
			4.38%, 11/ 1/2009	100	100
Electric - Integrated (0.33%)			0.63%, 5/24/2010 (a)	1,000	950
Duke Energy Carolinas LLC			5.75%, 6/15/2011	3,000	2,695

5.75%, 11/15/2013	2,300	2,544
					3,745

EDF SA
5.50%, 1/26/2014 (b)	500	549	Finance - Mortgage Loan/Banker (1.19%)
6.50%, 1/26/2019 (b)	500	570	Federal Home Loan Banks
Enel Finance International SA			3.38%, 6/24/2011	2,200	2,287
6.80%, 9/15/2037 (b)	2,800	3,173	Freddie Mac

		6,836	1.63%, 4/26/2011	400	405

			1.13%, 6/ 1/2011	13,800	13,881
Finance - Commercial (0.30%)
			5.25%, 7/18/2011	1,300	1,398
Caterpillar Financial Services Corp
			SLM Student Loan Trust
7.05%, 10/ 1/2018	5,390	6,242
			0.32%, 4/25/2017 (a)	44	44

Finance - Consumer Loans (0.89%)			0.78%, 10/25/2017 (a)	100	100
American General Finance Corp			Small Business Administration Participation
0.72%, 8/17/2011 (a)	100	78	Certificates
			4.43%, 5/ 1/2029	6,500	6,771

6.90%, 12/15/2017	3,200	2,227
					24,886

SLM Corp
4.00%, 1/15/2010	2,200	2,197	Investment Companies (0.08%)
0.44%, 7/26/2010 (a)	700	674	Temasek Financial I Ltd
4.50%, 7/26/2010	400	394	4.30%, 10/25/2019 (b)	1,700	1,639
0.50%, 3/15/2011 (a)	5,000	4,442
			Life & Health Insurance (0.51%)
2.75%, 3/15/2011	10,100	8,673

			ASIF III Jersey Ltd
		18,685

			5.50%, 3/ 7/2011	6,800	9,860
Finance - Credit Card (0.15%)			Prudential Financial Inc
American Express Credit Corp			0.00%, 6/10/2013 (a)	1,000	897

1.64%, 5/27/2010 (a)	500	502			10,757

0.43%, 12/ 2/2010 (a)	2,700	2,665

			Medical - Drugs (0.10%)
		3,167

			Novartis Capital Corp
Finance - Investment Banker & Broker (3.64%)			4.13%, 2/10/2014	2,000	2,113
Bear Stearns Cos LLC/The
7.25%, 2/ 1/2018	2,200	2,516	Medical Laboratory & Testing Service (0.35%)
Citigroup Funding Inc			Roche Holdings Inc
1.52%, 5/ 7/2010 (a)	700	702	2.39%, 2/25/2011 (a)(b)	2,600	2,666
2.25%, 12/10/2012	15,800	16,045	7.00%, 3/ 1/2039 (b)	3,900	4,793

Macquarie Bank Ltd					7,459

2.60%, 1/20/2012 (b)	20,726	21,311

See accompanying notes

240

Schedule of Investments
Core Plus Bond Fund I
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Money Center Banks (0.18%)			Oil Company - Integrated (continued)
Bank of Scotland PLC			Petroleos Mexicanos
0.37%, 12/ 8/2010 (a)(b)	$ 600 $	587	8.00%, 5/ 3/2019	$ 2,100 $	2,410

Deutsche Bank AG/London					13,258

6.00%, 9/ 1/2017	2,900	3,164

			Pipelines (0.01%)
		3,751

			TransCanada Pipelines Ltd
Mortgage Backed Securities (0.61%)			7.63%, 1/15/2039	200	255
Banc of America Funding Corp
3.93%, 6/25/2034 (a)	294	276	Regional Authority (0.45%)
Bear Stearns Adjustable Rate Mortgage Trust			Province of Ontario Canada
4.77%, 12/25/2035 (a)	510	466	6.50%, 3/ 8/2029	4,700	5,308
Bear Stearns Alt-A Trust			5.85%, 3/ 8/2033	3,800	4,040

5.35%, 5/25/2035 (a)	489	370			9,348

5.49%, 9/25/2035 (a)	45	31
			Regional Banks (1.85%)
Bear Stearns Commercial Mortgage Securities
			JP Morgan Chase Bank NA
5.59%, 6/11/2040 (a)	2,345	2,431
			0.63%, 6/13/2016 (a)	3,500	3,258
5.70%, 6/11/2050	200	199
			Keycorp
Fannie Mae Grantor Trust			1.05%, 11/22/2010 (a)	900	1,195
7.50%, 6/25/2030	28	31
			6.50%, 5/14/2013	800	832
7.50%, 7/25/2042	44	49
			USB Capital IX
GSMPS Mortgage Loan Trust			6.19%, 4/15/2049 (a)	800	614
7.50%, 6/19/2032 (b)	213	177
			Wachovia Corp
JP Morgan Chase Commercial Mortgage			0.41%, 10/15/2011 (a)	11,550	11,358
Securities Corp
			Wells Fargo & Co
4.88%, 1/12/2038 (a)	5,300	5,485
			7.98%, 3/29/2049 (a)	23,000	21,534

Mastr Reperforming Loan Trust
					38,791

7.00%, 8/25/2034 (b)	276	259
Morgan Stanley Capital I			Reinsurance (0.25%)
5.11%, 6/15/2040 (a)	1,255	1,242	Reinsurance Group of America Inc
Thornburg Mortgage Securities Trust			6.75%, 12/15/2011	5,050	5,190
0.34%, 3/25/2037 (a)	1,562	1,496
Wachovia Bank Commercial Mortgage Trust			Schools (0.32%)
5.42%, 1/15/2045	200	191	Duke University

		12,703	4.20%, 4/ 1/2014	1,800	1,904

			5.15%, 4/ 1/2019	1,400	1,496
Mortgage Banks (0.56%)
			President and Fellows of Harvard College
Northern Rock PLC
			6.00%, 1/15/2019 (b)	500	565
5.63%, 6/22/2017 (b)(c)	12,200	11,654
			6.50%, 1/15/2039 (b)	2,400	2,831

Multi-Line Insurance (0.15%)					6,796

American International Group Inc			Sovereign (0.08%)
4.95%, 3/20/2012	1,000	931	United Mexican States
8.25%, 8/15/2018	1,000	853	5.95%, 3/19/2019	200	209
8.18%, 5/15/2068	2,300	1,380	6.05%, 1/11/2040	1,500	1,506

		3,164			1,715

Non-Ferrous Metals (0.03%)			Sovereign Agency (2.35%)
Corp Nacional del Cobre de Chile - CODELCO			Societe Financement de l'Economie Francaise
7.50%, 1/15/2019 (b)	600	713	0.48%, 7/16/2012 (a)(b)	1,000	1,000
			3.38%, 5/ 5/2014 (b)	11,300	11,665
Oil Company - Integrated (0.63%)			Swedish Housing Finance Corp
Petrobras International Finance Co			3.13%, 3/23/2012 (b)	36,400	36,553

7.88%, 3/15/2019	9,600	10,848
					49,218

See accompanying notes

241

Schedule of Investments
Core Plus Bond Fund I
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Special Purpose Banks (0.40%)			OBLIGATIONS (continued)
Export-Import Bank of Korea			Federal National Mortgage Association (FNMA)
			(continued)
5.88%, 1/14/2015	$ 8,000 $	8,432
			5.00%, 10/ 1/2033	$ 751 $	782
			6.00%, 6/ 1/2034	29	31
Special Purpose Entity (0.69%)
Capital One Capital V			6.00%, 7/ 1/2034	21	23
10.25%, 8/15/2039	10,000	11,412	6.00%, 7/ 1/2034	29	31
Goldman Sachs Capital II			6.00%, 8/ 1/2034	74	80
5.79%, 12/29/2049 (a)	2,600	1,934	6.00%, 11/ 1/2034	75	80
SMFG Preferred Capital GBP 1 Ltd			6.00%, 4/ 1/2035	124	133
6.16%, 1/25/2017 (a)	364	469	6.00%, 4/ 1/2035	76	82
6.16%, 1/25/2017 (b)	500	645	6.00%, 4/ 1/2035	18	19

		14,460	6.00%, 5/ 1/2035	79	85

Telephone - Integrated (0.20%)			6.00%, 6/ 1/2035	133	141
BellSouth Corp			6.00%, 6/ 1/2035	1,375	1,467
4.95%, 4/26/2021 (b)	4,100	4,179	6.00%, 7/ 1/2035	1,140	1,216
			4.63%, 8/ 1/2035 (a)	748	780
Tobacco (0.08%)			3.30%, 9/ 1/2035 (a)	663	677
UST Inc			6.00%, 9/ 1/2035	48	51
5.75%, 3/ 1/2018	1,700	1,630
			6.00%, 9/ 1/2035	276	294
			6.00%, 10/ 1/2035	1,152	1,229
Transport - Rail (0.09%)
Union Pacific Corp			6.00%, 10/ 1/2035	24	25
5.70%, 8/15/2018	1,800	1,935	6.00%, 2/ 1/2036	493	525

TOTAL BONDS	$ 691,649		6.00%, 2/ 1/2036	827	881

			5.00%, 4/ 1/2036	94	98
MUNICIPAL BONDS (0.50%)
			6.00%, 4/ 1/2036	767	817
California (0.26%)
			5.00%, 5/ 1/2036	865	898
University of California
			6.00%, 5/ 1/2036	311	332
6.27%, 5/15/2031	5,400	5,558
			5.00%, 6/ 1/2036	1,083	1,126
Louisiana (0.19%)			5.00%, 6/ 1/2036	474	493
State of Louisiana			5.50%, 6/ 1/2036	455	480
3.00%, 5/ 1/2043	3,900	3,922	6.00%, 6/ 1/2036	21	23
			6.00%, 7/ 1/2036	71	75
Nebraska (0.01%)			6.00%, 8/ 1/2036	13	14
Public Power Generation Agency			6.00%, 8/ 1/2036	134	143
7.24%, 1/ 1/2041	200	207
			6.00%, 8/ 1/2036	21	23
Pennsylvania (0.04%)			6.00%, 8/ 1/2036	271	289
University of Pittsburgh/PA GO OF UNIV			6.00%, 8/ 1/2036	21	23
5.00%, 9/15/2028	800	858	6.00%, 9/ 1/2036	19	20

TOTAL MUNICIPAL BONDS	$ 10,545		6.00%, 9/ 1/2036	650	693

			6.00%, 9/ 1/2036	1,605	1,710
U.S. GOVERNMENT & GOVERNMENT AGENCY
			6.00%, 9/ 1/2036	673	717
OBLIGATIONS (49.04%)
Federal Home Loan Mortgage Corporation			6.00%, 9/ 1/2036	669	713
(FHLMC) (0.32%)			6.00%, 10/ 1/2036	16	17
5.00%, 11/ 1/2039	5,700	5,906	6.00%, 10/ 1/2036	1,630	1,737
4.71%, 6/ 1/2035 (a)	727	750	6.00%, 10/ 1/2036	20	22

		6,656	6.00%, 10/ 1/2036	15	16

Federal National Mortgage Association (FNMA) (20.51%)			6.00%, 10/ 1/2036	4,614	4,915
6.00%, 12/ 1/2031	42	45	6.00%, 10/ 1/2036	127	136
6.00%, 4/ 1/2033	45	48	6.00%, 10/ 1/2036	763	813
6.00%, 7/ 1/2033	17	19	6.00%, 10/ 1/2036	65	69

See accompanying notes

242

Schedule of Investments
Core Plus Bond Fund I
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.00%, 10/ 1/2036	$ 323 $	344	5.50%, 5/ 1/2037	$ 174 $	183
6.00%, 11/ 1/2036	21	22	6.00%, 5/ 1/2037	35	37
6.00%, 11/ 1/2036	168	179	6.00%, 5/ 1/2037	369	393
6.00%, 11/ 1/2036	17	18	6.00%, 5/ 1/2037	889	946
6.00%, 11/ 1/2036	17	18	5.00%, 6/ 1/2037	88	92
6.00%, 11/ 1/2036	672	716	5.00%, 6/ 1/2037	73	76
6.00%, 11/ 1/2036	349	372	6.00%, 6/ 1/2037	18	19
6.00%, 11/ 1/2036	305	325	6.00%, 6/ 1/2037	766	816
6.00%, 12/ 1/2036	404	431	6.00%, 6/ 1/2037	438	466
6.00%, 12/ 1/2036	738	786	6.00%, 6/ 1/2037	666	709
6.00%, 12/ 1/2036	39	42	6.00%, 6/ 1/2037	48	51
6.00%, 12/ 1/2036	31	33	6.00%, 6/ 1/2037	730	777
6.00%, 12/ 1/2036	694	739	5.00%, 7/ 1/2037	27	28
6.00%, 12/ 1/2036	1,085	1,156	5.50%, 7/ 1/2037	469	494
6.00%, 12/ 1/2036	386	411	6.00%, 7/ 1/2037	590	628
6.00%, 12/ 1/2036	830	885	6.00%, 7/ 1/2037	17	18
6.00%, 12/ 1/2036	1,129	1,203	6.00%, 7/ 1/2037	977	1,040
5.00%, 1/ 1/2037	37	38	6.00%, 7/ 1/2037	2,092	2,227
5.00%, 1/ 1/2037	260	270	6.00%, 7/ 1/2037	81	86
5.00%, 1/ 1/2037	798	829	6.00%, 7/ 1/2037	877	934
5.50%, 1/ 1/2037	428	452	6.00%, 7/ 1/2037	1,080	1,150
6.00%, 1/ 1/2037	180	192	6.00%, 7/ 1/2037	590	628
6.00%, 1/ 1/2037	23	25	6.00%, 7/ 1/2037	190	202
6.00%, 1/ 1/2037	1,236	1,315	6.00%, 7/ 1/2037	571	608
6.00%, 1/ 1/2037	825	878	6.00%, 7/ 1/2037	70	74
6.00%, 1/ 1/2037	19	20	6.00%, 7/ 1/2037	18	19
6.00%, 1/ 1/2037	469	500	6.00%, 7/ 1/2037	18	19
6.00%, 1/ 1/2037	846	901	6.00%, 7/ 1/2037	148	158
5.00%, 2/ 1/2037	778	808	6.00%, 7/ 1/2037	2,503	2,664
5.00%, 2/ 1/2037	351	365	6.00%, 7/ 1/2037	551	587
5.50%, 2/ 1/2037	56	59	6.00%, 7/ 1/2037	184	196
6.00%, 2/ 1/2037	461	492	6.00%, 7/ 1/2037	13	14
5.00%, 3/ 1/2037	797	828	6.00%, 7/ 1/2037	900	958
5.00%, 3/ 1/2037	640	665	6.00%, 7/ 1/2037	335	357
5.00%, 3/ 1/2037	259	269	5.00%, 8/ 1/2037	927	963
5.50%, 3/ 1/2037	1,035	1,091	5.00%, 8/ 1/2037	165	171
5.50%, 3/ 1/2037	414	436	6.00%, 8/ 1/2037	20	22
5.00%, 4/ 1/2037	996	1,034	6.00%, 8/ 1/2037	302	321
5.50%, 4/ 1/2037	337	356	6.00%, 8/ 1/2037	511	544
5.50%, 4/ 1/2037	533	561	6.00%, 8/ 1/2037	216	230
6.00%, 4/ 1/2037	1,139	1,212	6.00%, 8/ 1/2037	874	930
6.00%, 4/ 1/2037	452	481	6.00%, 8/ 1/2037	29	31
6.00%, 4/ 1/2037	760	808	6.00%, 8/ 1/2037	557	593
6.00%, 4/ 1/2037	66	70	6.00%, 8/ 1/2037	384	408
6.00%, 4/ 1/2037	799	851	6.00%, 8/ 1/2037	590	628
6.00%, 4/ 1/2037	241	257	6.00%, 8/ 1/2037	1,150	1,224
5.50%, 5/ 1/2037	148	156	6.00%, 8/ 1/2037	370	394
5.50%, 5/ 1/2037	30	32	6.00%, 8/ 1/2037	462	492

See accompanying notes

243

Schedule of Investments
Core Plus Bond Fund I
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.00%, 8/ 1/2037	$ 827 $	880	6.00%, 10/ 1/2037	$ 1,389 $	1,479
6.00%, 8/ 1/2037	351	374	6.00%, 10/ 1/2037	46,463	49,456
6.00%, 8/ 1/2037	19,564	20,824	6.00%, 10/ 1/2037	523	557
6.00%, 8/ 1/2037	2,372	2,525	6.00%, 10/ 1/2037	65	69
5.00%, 9/ 1/2037	32	34	6.00%, 10/ 1/2037	20,120	21,416
6.00%, 9/ 1/2037	2,716	2,891	5.50%, 11/ 1/2037	5,854	6,171
6.00%, 9/ 1/2037	14	15	6.00%, 11/ 1/2037	138	146
6.00%, 9/ 1/2037	792	843	6.00%, 11/ 1/2037	18	19
6.00%, 9/ 1/2037	989	1,052	6.00%, 11/ 1/2037	709	755
6.00%, 9/ 1/2037	532	566	6.00%, 11/ 1/2037	27	29
6.00%, 9/ 1/2037	15	16	6.00%, 11/ 1/2037	17	18
6.00%, 9/ 1/2037	3,093	3,293	6.00%, 11/ 1/2037	250	267
6.00%, 9/ 1/2037	19	20	6.00%, 11/ 1/2037	268	285
6.00%, 9/ 1/2037	17	18	6.00%, 11/ 1/2037	798	849
6.00%, 9/ 1/2037	2,368	2,520	6.00%, 11/ 1/2037	1,073	1,142
6.00%, 9/ 1/2037	774	824	6.00%, 11/ 1/2037	867	923
6.00%, 9/ 1/2037	22	23	6.00%, 11/ 1/2037	789	839
6.00%, 9/ 1/2037	29,416	31,311	6.00%, 11/ 1/2037	13,841	14,733
6.00%, 9/ 1/2037	757	805	6.00%, 11/ 1/2037	735	782
6.00%, 9/ 1/2037	9,933	10,573	6.00%, 11/ 1/2037	1,255	1,336
6.00%, 9/ 1/2037	431	458	6.00%, 11/ 1/2037	23	24
6.00%, 9/ 1/2037	76	81	6.00%, 11/ 1/2037	71	75
6.00%, 9/ 1/2037	426	454	6.00%, 11/ 1/2037	815	868
6.00%, 9/ 1/2037	312	332	6.00%, 11/ 1/2037	126	134
6.00%, 9/ 1/2037	43	46	6.00%, 11/ 1/2037	423	450
6.00%, 9/ 1/2037	823	877	6.00%, 11/ 1/2037	530	564
6.00%, 9/ 1/2037	1,615	1,719	6.00%, 11/ 1/2037	343	365
6.00%, 9/ 1/2037	555	591	6.00%, 11/ 1/2037	374	398
6.00%, 9/ 1/2037	13,068	13,910	6.00%, 11/ 1/2037	335	356
6.00%, 10/ 1/2037	20	21	6.00%, 11/ 1/2037	438	467
6.00%, 10/ 1/2037	475	505	6.00%, 11/ 1/2037	775	825
6.00%, 10/ 1/2037	573	610	6.00%, 11/ 1/2037	534	569
6.00%, 10/ 1/2037	22	24	6.00%, 11/ 1/2037	1,379	1,468
6.00%, 10/ 1/2037	626	666	6.00%, 11/ 1/2037	767	817
6.00%, 10/ 1/2037	2,196	2,337	6.00%, 11/ 1/2037	816	868
6.00%, 10/ 1/2037	951	1,012	6.00%, 11/ 1/2037	930	989
6.00%, 10/ 1/2037	71	75	6.00%, 11/ 1/2037	3,099	3,298
6.00%, 10/ 1/2037	716	762	5.00%, 12/ 1/2037	81	85
6.00%, 10/ 1/2037	709	755	5.50%, 12/ 1/2037	4,295	4,527
6.00%, 10/ 1/2037	3,017	3,211	6.00%, 12/ 1/2037	1,291	1,374
6.00%, 10/ 1/2037	508	540	6.00%, 12/ 1/2037	78	83
6.00%, 10/ 1/2037	626	666	6.00%, 12/ 1/2037	828	881
6.00%, 10/ 1/2037	858	913	6.00%, 12/ 1/2037	203	216
6.00%, 10/ 1/2037	3,707	3,945	6.00%, 12/ 1/2037	956	1,018
6.00%, 10/ 1/2037	625	665	6.00%, 12/ 1/2037	3,908	4,160
6.00%, 10/ 1/2037	24	25	6.00%, 12/ 1/2037	1,074	1,143
6.00%, 10/ 1/2037	352	374	6.00%, 12/ 1/2037	1,235	1,314
6.00%, 10/ 1/2037	4,898	5,213	6.00%, 12/ 1/2037	243	259

See accompanying notes

244

Schedule of Investments
Core Plus Bond Fund I
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.00%, 12/ 1/2037	$ 536 $	571	6.00%, 6/ 1/2038	$ 1,388 $	1,477
6.00%, 12/ 1/2037	291	310	6.00%, 6/ 1/2038	48	51
6.00%, 12/ 1/2037	557	592	6.00%, 6/ 1/2038	32	34
6.00%, 12/ 1/2037	593	631	6.00%, 6/ 1/2038	308	328
6.00%, 12/ 1/2037	14,167	15,080	6.00%, 6/ 1/2038	361	384
6.00%, 12/ 1/2037	533	567	6.00%, 6/ 1/2038	926	985
6.00%, 12/ 1/2037	502	535	6.00%, 6/ 1/2038	516	549
6.00%, 12/ 1/2037	408	434	6.00%, 7/ 1/2038	292	310
6.00%, 12/ 1/2037	1,084	1,153	6.00%, 7/ 1/2038	24	25
5.00%, 1/ 1/2038	304	316	6.00%, 7/ 1/2038	414	440
5.50%, 1/ 1/2038	241	254	6.00%, 7/ 1/2038	294	313
5.50%, 1/ 1/2038	2,723	2,871	6.00%, 7/ 1/2038	28	30
5.50%, 1/ 1/2038	287	302	6.00%, 7/ 1/2038	719	765
5.50%, 1/ 1/2038	6,385	6,732	6.00%, 7/ 1/2038	930	989
6.00%, 1/ 1/2038	847	901	6.00%, 7/ 1/2038	212	225
6.00%, 1/ 1/2038	18	19	6.00%, 7/ 1/2038	855	910
6.00%, 1/ 1/2038	1,547	1,646	6.00%, 7/ 1/2038	1,908	2,029
6.00%, 1/ 1/2038	1,098	1,169	6.00%, 7/ 1/2038	995	1,058
6.00%, 1/ 1/2038	1,297	1,381	6.00%, 7/ 1/2038	1,795	1,909
6.00%, 1/ 1/2038	75	80	6.00%, 8/ 1/2038	1,057	1,125
6.00%, 1/ 1/2038	796	846	6.00%, 8/ 1/2038	1,718	1,828
6.00%, 1/ 1/2038	25	27	6.00%, 8/ 1/2038	777	826
6.00%, 1/ 1/2038	381	406	6.00%, 8/ 1/2038	213	227
6.00%, 1/ 1/2038	333	355	6.00%, 8/ 1/2038	40	42
6.00%, 1/ 1/2038	2,124	2,261	6.00%, 8/ 1/2038	1,770	1,882
6.00%, 1/ 1/2038	232	247	6.00%, 8/ 1/2038	2,503	2,662
5.00%, 2/ 1/2038	641	665	6.00%, 8/ 1/2038	49	52
6.00%, 2/ 1/2038	21	22	6.00%, 8/ 1/2038	154	163
6.00%, 2/ 1/2038	42	45	6.00%, 8/ 1/2038	2,476	2,634
6.00%, 2/ 1/2038	687	731	6.00%, 9/ 1/2038	5,800	6,173
6.00%, 2/ 1/2038	748	795	6.00%, 9/ 1/2038	1,241	1,321
6.00%, 2/ 1/2038	899	957	6.00%, 11/ 1/2038	97	104
6.00%, 3/ 1/2038	128	136	5.50%, 1/ 1/2039	242	255
6.00%, 3/ 1/2038	655	697	5.00%, 4/ 1/2039	315	327
6.00%, 3/ 1/2038	373	397	5.00%, 11/ 1/2039	12,900	13,372
6.00%, 3/ 1/2038	33	35	5.50%, 11/ 1/2039	3,400	3,579

6.00%, 3/ 1/2038	2,700	2,872			430,113

6.00%, 4/ 1/2038	960	1,021
			U.S. Treasury (28.17%)
6.00%, 4/ 1/2038	582	619	0.88%, 12/31/2010	400	402
6.00%, 4/ 1/2038	847	901	0.88%, 2/28/2011	200	201
6.00%, 5/ 1/2038	1,113	1,184	0.88%, 3/31/2011	300	301
6.00%, 5/ 1/2038	753	801	0.88%, 4/30/2011	3,710	3,725
5.50%, 6/ 1/2038	1,074	1,132	0.88%, 5/31/2011	100	100
5.50%, 6/ 1/2038	331	349	1.00%, 7/31/2011	265	266
6.00%, 6/ 1/2038	2,612	2,778	1.00%, 8/31/2011	493,100	494,930
6.00%, 6/ 1/2038	27	29	1.00%, 9/30/2011	200	201
6.00%, 6/ 1/2038	431	458	4.75%, 2/15/2037	800	868
6.00%, 6/ 1/2038	1,568	1,668	4.38%, 2/15/2038	2,500	2,559

See accompanying notes

245

Schedule of Investments Core Plus Bond Fund I

October 31, 2009

			Unrealized Appreciation (Depreciation)
	Principal		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Amount	Value	of investments held by the fund as of the period end were as follows:
	(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			Unrealized Appreciation	$ 66,509
OBLIGATIONS (continued)			Unrealized Depreciation	(5,494)

U.S. Treasury (continued)			Net Unrealized Appreciation (Depreciation)	61,015
4.50%, 5/15/2038	$ 600 $	627
			Cost for federal income tax purposes	2,021,877
3.50%, 2/15/2039	4,100	3,594	All dollar amounts are shown in thousands (000's)
4.25%, 5/15/2039	76,800	76,980
4.50%, 8/15/2039	5,800	6,059	Portfolio Summary (unaudited)

		590,813	Sector	Percent

U.S. Treasury Bill (0.04%)			Mortgage Securities	37.72%
0.11%, 4/ 1/2010	800	799	Government	31.95%
			Financial	25.13%
0.22%, 3/ 4/2010 (d)	130	130	Consumer, Non-cyclical	1.62%

		929	Energy	0.65%

			Asset Backed Securities	0.58%
TOTAL U.S. GOVERNMENT & GOVERNMENT			Revenue	0.50%
AGENCY OBLIGATIONS		$ 1,028,511	Communications	0.40%

SHORT TERM INVESTMENTS (0.26%)			Utilities	0.33%
			Basic Materials	0.31%
Commercial Paper (0.26%)			Industrial	0.09%
Royal Bank of Scotland			Consumer, Cyclical	0.04%
0.54%, 12/30/2009	$ 5,400 $	5,396	Other Assets in Excess of Liabilities, Net	0.68%

TOTAL SHORT TERM INVESTMENTS		$ 5,396	TOTAL NET ASSETS	100.00%

REPURCHASE AGREEMENTS (16.29%)			Other Assets Summary (unaudited)

Mortgage Backed Securities (16.29%)			Asset Type	Percent

United States Agency Repurchase			Futures	80.20%
Agreement; 0.08%; dated 10/30/09,			Short Sales	4.46%
maturing 11/02/09 (collateralized by			Currency Contracts	4.09%
Sovereign Agency Issue; $130,665,000;			Interest Rate Swaptions	0.14%
1.72%; dated 05/10/2011)	$ 129,100$	129,100	Interest Rate Swaps	0.07%
United States Agency Repurchase			Options	0.02%
Agreement; 0.09%; dated 10/30/09,			Credit Default Swaps	0.01%
maturing 11/02/09 (collateralized by
Sovereign Agency Issue; $217,637,000;
5.50%; dated 11/01/2035)	212,500	212,500

		341,600

TOTAL REPURCHASE AGREEMENTS		$ 341,600

Total Investments		$ 2,082,892
Other Assets in Excess of Liabilities, Net - 0.68%		14,330

TOTAL NET ASSETS - 100.00%		$ 2,097,222

(a)	Variable Rate. Rate shown is in effect at October 31, 2009.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $223,813 or 10.67% of net assets.

(c)	Security is Illiquid

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $130 or 0.01% of net assets.

See accompanying notes

246

		Schedule of Investments
		Core Plus Bond Fund I
			October 31, 2009

		Foreign Currency Contracts
						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Purchase Contracts	Date	to Accept	In Exchange For		Value	(Depreciation)
Brazilian Real	2/2/2010	25,828,352		$14,008	$14,408	$400
Indonesia Rupiah	1/22/2010	11,954,825,000		1,223	1,231	8
Indonesia Rupiah	10/7/2010	24,597,811,000		2,440	2,497	57
Malaysian Ringgit	11/12/2009	2,495,710		707	730	23
Malaysian Ringgit	6/14/2010	5,076,055		1,460	1,478	18
Malaysian Ringgit	2/12/2010	4,586,290		1,336	1,336	-
Mexican Peso	11/27/2009	65,867,600		4,892	4,974	82
Mexican Peso	4/22/2010	65,867,600		4,966	4,874	(92)
Republic of Korea	08/27/2010	1,826,585,000		1,533	1,533	-
Singapore Dollar	11/18/2009	4,484,993		3,159	3,200	41
South Korean Won	11/18/2009	4,486,430,500		3,722	3,782	60
South Korean Won	2/11/2010	2,858,685,000		2,430	2,401	(29)
South Korean Won	11/27/2009	1,826,585,000		1,549	1,536	(13)

						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)
British Pound	11/24/2009	2,081,000		$3,400	$3,415	$(15)
Euro	11/19/2009	12,677,000		18,570	18,654	(84)
Japanese Yen	11/24/2009	403,207,000		4,434	4,480	(46)
Malaysian Ringgit	11/12/2009	1,134,990		336	332	4
Mexican Peso	11/27/2009	65,867,600		5,069	4,974	95
South Korean Won	11/27/2009	1,826,585,000		1,537	1,536	1
Swiss Franc	12/21/2009	8,672,000		8,402	8,458	(56)

All dollar amounts are shown in thousands (000's)

			Futures Contracts
						Current	Unrealized
					Original	Market	Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)
3 month Euro Euribor; December 2009			Buy	32	$ 11,607	$ 11,684	$ 77
3 month Euro Euribor; March 2010			Buy	51	18,453	18,585	132
90 day Eurodollar; December 2009			Buy	1,771	438,817	441,333	2,516
90 day Eurodollar; December 2010			Buy	262	64,011	64,491	480
90 day Eurodollar; June 2010			Buy	1,152	284,205	285,711	1,506
90 day Eurodollar; March 2010			Buy	610	150,934	151,730	796
90 day Eurodollar; March 2011			Buy	243	59,196	59,593	397
90 day Eurodollar; September 2010			Buy	290	71,143	71,666	523
90 day Sterling; December 2010			Buy	29	5,788	5,816	28
90 day Sterling; June 2010			Buy	29	5,827	5,876	49
90 day Sterling; March 2010			Buy	14	2,816	2,849	33
90 day Sterling; March 2011			Buy	15	2,988	2,995	7
90 day Sterling; September 2010			Buy	29	5,809	5,847	38
US 10 Year Note; December 2009			Buy	2,750	321,947	326,176	4,229
US 2 Year Note; December 2009			Buy	1,035	224,858	225,226	368
US 5 Year Note; December 2009			Buy	20	2,314	2,329	15
All dollar amounts are shown in thousands (000's)

See accompanying notes

247

Schedule of Investments
Core Plus Bond Fund I
October 31, 2009

Credit Default Swaps

								Unrealized
				Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation/
Counterparty (Issuer)	Reference Entity			Protection	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017			Sell	4.75%	12/20/2013 $	100	$ 11
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017			Sell	4.30%	12/20/2013	300	29
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017			Sell	4.23%	12/20/2013	800	75
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017			Sell	4.90%	12/20/2013	300	36
Deutsche Bank AG	United Mexican States; 7.50%; 04/08/2033			Sell	2.85%	12/20/2009	1,000	3
Deutsche Bank AG	CDX.HY.12			Buy	(5.00)%	06/20/2014	376	(23)
Deutsche Bank AG	SLM Corp; 5.13%; 08/27/2012			Sell	5.00%	09/20/2010	100	4
UBS Securities LLC	SLM Corp; 5.13%; 08/27/2012			Sell	5.00%	03/20/2010	200	3

All dollar amounts are shown in thousands (000's)
Interest Rate Swaps

							Notional/	Unrealized
		(Pay)/Receive		Fixed	Expiration		Principal	Appreciation/
Counterparty (Issuer)	Floating Rate Index	Floating Rate		Rate	Date	Currency	Amount	(Depreciation)

Deutsche Bank AG	3 Month LIBOR		Pay	3.50%	06/24/2016	US	$ 9,200	$ 236
Deutsche Bank AG	3 Month LIBOR		Pay	4.00%	12/16/2014	US	30,100	1,250
Royal Bank of Scotland PLC	3 Month LIBOR		Pay	3.00%	02/04/2011	US	21,900	24

All dollar amounts are shown in thousands (000's)
Written options outstanding as of October 31, 2009:
Options

				Exercise	Expiration
Description (Security Description)				Price	Date	Contracts	Premium	Value

Call - U.S. Treasury 10 Year Note
Future; December 2009				$ 120.00	12/24/2009	145	$ 35	$ (48)
Call - U.S. Treasury 10 Year Note
Future; November 2009				119.00	11/20/2009	47	32	(30)
Call - U.S. Treasury 10 Year Note
Future; November 2009				120.00	11/20/2009	745	425	(209)
Call - U.S. Treasury 10 Year Note
Future; November 2009				121.00	11/20/2009	36	20	(3)
Call - U.S. Treasury 10 Year Note
Future; November 2009				122.00	11/20/2009	764	237	(24)
Call - U.S. Treasury 10 Year Note
Future; November 2009				119.50	11/20/2009	15	3	(7)
Call - U.S. Treasury 10 Year Note
Future; November 2009				120.50	11/20/2009	43	13	(7)
Put - U.S. Treasury 10 Year Note
Future; December 2009				112.00	12/24/2009	193	49	(36)
Put - U.S. Treasury 10 Year Note
Future; November 2009				115.00	11/20/2009	83	61	(8)

Interest Rate Swaptions

		Floating Rate Pay/Receive		Exercise	Expiration	Notional
Description (Security Description) Counterparty (Issuer)		Index Floating Rate		Rate	Date	Amount	Premium	Value

Call - 10 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	3.25%	04/19/2010 $	11,600	$ 109	$ (151)
Call - 10 Year Interest Rate Swap	Bank of America	3 Month LIBOR	Receive	3.25	12/29/2009	7,600	34	(45)
Call - 10 Year Interest Rate Swap	Morgan Stanley	3 Month LIBOR	Receive	3.25	12/29/2009	6,600	27	(39)
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland 3 Month LIBOR		Receive	6.00	08/31/2010	19,000	143	(147)
	PLC
Put - 10 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	4.35	11/23/2009	2,200	4	(1)
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland 3 Month LIBOR		Receive	4.35	11/23/2009	600	1	-
	PLC
Put - 10 Year Interest Rate Swap	Barclays Bank PLC	3 Month LIBOR	Receive	4.35	11/23/2009	5,000	10	(2)

See accompanying notes

248

Schedule of Investments
Core Plus Bond Fund I
October 31, 2009

Interest Rate Swaptions (continued)

		Floating Rate Pay/Receive		Exercise	Expiration	Notional
Description (Security Description) Counterparty (Issuer)		Index Floating Rate		Rate	Date	Amount	Premium	Value

Put - 10 Year Interest Rate Swap	Royal Bank of Scotland 3 Month LIBOR		Receive	5.00%	04/19/2010 $	3,000	$ 29 $	(25)
	PLC
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland 3 Month LIBOR		Receive	4.25	04/19/2010	41,100	801	(810)
	PLC
Put - 10 Year Interest Rate Swap	BNP Paribas	3 Month LIBOR	Receive	4.25	04/19/2010	26,800	560	(528)
Put - 10 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	4.25	04/19/2010	9,500	228	(187)
Put - 10 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	4.25	04/19/2010	11,600	277	(229)
Put - 10 Year Interest Rate Swap	Bank of America	3 Month LIBOR	Receive	4.25	12/29/2009	7,600	45	(37)
Put - 10 Year Interest Rate Swap	Morgan Stanley	3 Month LIBOR	Receive	4.25	12/29/2009	6,600	44	(32)
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland 3 Month LIBOR		Receive	4.25	12/29/2009	6,700	41	(32)
	PLC
Put - 5 Year Interest Rate Swap	Barclays Bank PLC	3 Month LIBOR	Receive	3.75	11/23/2009	12,000	23	(1)
Put - 5 Year Interest Rate Swap	Barclays Bank PLC	3 Month LIBOR	Receive	5.00	06/15/2010	32,000	210	(133)
Put - 5 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	3.75	11/23/2009	72,000	144	(3)
Put - 5 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	5.00	06/15/2010	108,000	899	(448)
Put - 5 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	3.42	11/23/2009	2,000	5	(1)
Put - 7 Year Interest Rate Swap	Barclays Bank PLC	3 Month LIBOR	Receive	4.00	11/23/2009	88,000	202	(20)
Put - 7 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	4.00	11/23/2009	11,000	24	(3)

All dollar amounts are shown in thousands (000's)

Short sales outstanding as of October 31, 2009:

Asset Type	Description			Coupon Maturity Date			Shares/Principal	Value

U.S. Government &
Government Agency
Obligations	Fannie Mae Pool			6.00%	11/ 1/2039	$ 73,100 $		77,646
U.S. Government &
Government Agency
Obligations	Fannie Mae Pool			6.00%	12/ 1/2039		15,000	15,877

All dollar amounts are shown in thousands (000's)

See accompanying notes

249

     Schedule of Investments Disciplined LargeCap Blend Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.46%)			COMMON STOCKS (continued)
Advertising Agencies (0.17%)			Cable/Satellite TV (1.35%)
Omnicom Group Inc	110,339$	3,782	Comcast Corp - Class A	1,447,455 $	20,988
			DIRECTV Group Inc/The (a)	377,371	9,925

Aerospace & Defense (1.85%)					30,913

General Dynamics Corp	278,156	17,440
			Chemicals - Diversified (0.30%)
Lockheed Martin Corp	197,753	13,604
			PPG Industries Inc	123,341	6,960
Raytheon Co	248,770	11,264

		42,308

			Chemicals - Specialty (0.43%)
Aerospace & Defense Equipment (1.08%)			Ashland Inc	178,840	6,177
United Technologies Corp	399,718	24,563	Lubrizol Corp	54,922	3,656

					9,833

Agricultural Chemicals (0.08%)
			Coatings & Paint (0.27%)
Monsanto Co	27,919	1,876
			Valspar Corp	240,595	6,104
Agricultural Operations (0.73%)
			Commercial Banks (0.67%)
Archer-Daniels-Midland Co	555,340	16,727
			Bancorpsouth Inc	109,184	2,465
Apparel Manufacturers (0.20%)			BB&T Corp	534,255	12,774

Polo Ralph Lauren Corp	62,379	4,642			15,239

			Commercial Services - Finance (0.37%)
Applications Software (1.81%)
			H&R Block Inc	332,788	6,103
Microsoft Corp	1,490,010	41,318
			Moody's Corp	102,356	2,424

					8,527

Athletic Footwear (0.40%)
Nike Inc	145,631	9,055	Computer Services (0.46%)
			Computer Sciences Corp (a)	205,950	10,444
Auto - Car & Light Trucks (0.52%)
Ford Motor Co (a)	1,697,240	11,881	Computers (6.05%)
			Apple Inc (a)	195,663	36,882
Auto/Truck Parts & Equipment - Original (0.09%)			Dell Inc (a)	1,016,893	14,735
TRW Automotive Holdings Corp (a)	130,383	2,040	Hewlett-Packard Co	777,720	36,911
			IBM Corp	413,120	49,826

Beverages - Non-Alcoholic (1.94%)
					138,354

Coca-Cola Co/The	318,541	16,981
Coca-Cola Enterprises Inc	692,112	13,199	Computers - Memory Devices (0.99%)
PepsiCo Inc	233,156	14,118	EMC Corp/Massachusetts (a)	885,633	14,586

		44,298	Western Digital Corp (a)	237,117	7,986

					22,572

Beverages - Wine & Spirits (0.15%)
Brown-Forman Corp	71,537	3,492	Consumer Products - Miscellaneous (0.99%)
			Jarden Corp	245,396	6,721
Building - Residential & Commercial (0.59%)			Kimberly-Clark Corp	261,356	15,985

DR Horton Inc	644,063	7,059			22,706

Lennar Corp	500,791	6,310

			Containers - Metal & Glass (0.32%)
		13,369

			Owens-Illinois Inc (a)	227,804	7,262
Building & Construction Products -
Miscellaneous (0.13%)			Cosmetics & Toiletries (2.40%)
USG Corp (a)	222,123	2,919	Procter & Gamble Co	946,024	54,869

Building Products - Wood (0.13%)			Distribution & Wholesale (0.19%)
Masco Corp	249,405	2,931	WESCO International Inc (a)	173,055	4,423

See accompanying notes

250

     Schedule of Investments Disciplined LargeCap Blend Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Banking Institutions (5.45%)			Finance - Credit Card (continued)
Bank of America Corp	2,851,521 $	41,575	Discover Financial Services	286,437 $	4,050

Citigroup Inc	1,433,957	5,865			17,482

Goldman Sachs Group Inc/The	196,591	33,454
			Finance - Investment Banker & Broker (0.13%)
JP Morgan Chase & Co	1,047,098	43,737	Investment Technology Group Inc (a)	140,766	3,036

		124,631

Diversified Manufacturing Operations (3.19%)			Food - Canned (0.29%)
3M Co	208,850	15,365	Del Monte Foods Co	607,885	6,565
Carlisle Cos Inc	106,598	3,309
			Food - Dairy Products (0.41%)
General Electric Co	3,469,176	49,470
			Dean Foods Co (a)	516,186	9,410
ITT Corp	92,795	4,705

		72,849	Food - Miscellaneous/Diversified (1.11%)

E-Commerce - Services (0.63%)			General Mills Inc	260,614	17,180
eBay Inc (a)	648,598	14,444	HJ Heinz Co	202,397	8,144

					25,324

Electric - Generation (0.18%)
			Food - Retail (1.13%)
AES Corp/The	321,604	4,203
			Kroger Co/The	584,487	13,519
Electric - Integrated (1.91%)			Safeway Inc	117,862	2,632
Ameren Corp	231,797	5,642	SUPERVALU Inc	614,408	9,751

American Electric Power Co Inc	235,369	7,113			25,902

Constellation Energy Group Inc	334,631	10,347	Food - Wholesale & Distribution (0.00%)
Exelon Corp	241,566	11,344	Sysco Corp	776	21
Public Service Enterprise Group Inc	310,292	9,246

		43,692	Forestry (0.26%)

			Plum Creek Timber Co Inc	191,044	5,978
Electronic Components - Miscellaneous (0.20%)
Garmin Ltd	150,034	4,540	Gas - Distribution (0.69%)
			Centerpoint Energy Inc	605,295	7,627
Electronic Components - Semiconductors (3.32%)
			Energen Corp	109,953	4,825
Intel Corp	1,773,770	33,897
			UGI Corp	138,195	3,300

Micron Technology Inc (a)	814,930	5,533
					15,752

NVIDIA Corp (a)	300,112	3,589
ON Semiconductor Corp (a)	497,228	3,327	Independent Power Producer (0.41%)
QLogic Corp (a)	325,130	5,703	Mirant Corp (a)	200,057	2,797
Texas Instruments Inc	763,899	17,913	NRG Energy Inc (a)	288,883	6,641

Xilinx Inc	275,654	5,996			9,438

		75,958	Instruments - Scientific (0.68%)

Engineering - Research & Development Services (0.23%)			Thermo Fisher Scientific Inc (a)	347,611	15,643
KBR Inc	254,777	5,215
			Internet Infrastructure Software (0.19%)
Enterprise Software & Services (1.57%)			Akamai Technologies Inc (a)	193,109	4,248
CA Inc	313,846	6,565
			Investment Management & Advisory Services (0.80%)
Oracle Corp	1,388,142	29,290

			Franklin Resources Inc	86,681	9,069
		35,855

			Invesco Ltd	431,277	9,122

Fiduciary Banks (0.36%)					18,191

State Street Corp	196,613	8,254
			Life & Health Insurance (1.02%)
Finance - Credit Card (0.77%)			Prudential Financial Inc	357,605	16,174
American Express Co	385,515	13,432	Torchmark Corp	69,881	2,837

See accompanying notes

251

     Schedule of Investments Disciplined LargeCap Blend Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (continued)			Metal - Copper (0.82%)
Unum Group	218,789 $	4,365	Freeport-McMoRan Copper & Gold Inc	256,070 $	18,785

		23,376

			Metal - Iron (0.19%)
Machinery - Construction & Mining (1.03%)
			Cliffs Natural Resources Inc	123,136	4,380
Caterpillar Inc	377,603	20,791
Joy Global Inc	55,077	2,776	Metal Processors & Fabrication (0.00%)

		23,567	Precision Castparts Corp	301	29

Machinery - Pumps (0.38%)
			Multi-Line Insurance (0.34%)
Flowserve Corp	88,570	8,698
			American Financial Group Inc/OH	137,732	3,388
Medical - Biomedical/Gene (1.24%)			XL Capital Ltd	270,755	4,443

Amgen Inc (a)	432,785	23,253			7,831

Gilead Sciences Inc (a)	117,952	5,019	Multimedia (1.37%)

		28,272	McGraw-Hill Cos Inc/The	225,627	6,494

Medical - Drugs (4.37%)			Time Warner Inc	366,154	11,029
Abbott Laboratories	212,374	10,740	Viacom Inc (a)	335,357	9,252
Bristol-Myers Squibb Co	929,388	20,261	Walt Disney Co/The	163,725	4,481

Endo Pharmaceuticals Holdings Inc (a)	310,962	6,965			31,256

Merck & Co Inc/NJ	348,165	10,769	Networking Products (1.81%)
Pfizer Inc	2,125,663	36,200	Cisco Systems Inc (a)	1,813,392	41,436
Schering-Plough Corp	530,136	14,950

		99,885	Oil - Field Services (0.45%)

			Oil States International Inc (a)	72,870	2,510
Medical - Generic Drugs (0.22%)
			Schlumberger Ltd	123,800	7,700

Mylan Inc/PA (a)	310,964	5,050
					10,210

Medical - HMO (1.77%)			Oil & Gas Drilling (0.17%)
CIGNA Corp	338,040	9,411	Atwood Oceanics Inc (a)	110,227	3,912
Coventry Health Care Inc (a)	327,798	6,500
Humana Inc (a)	265,916	9,993	Oil Company - Exploration & Production (2.77%)
UnitedHealth Group Inc	562,823	14,606	Chesapeake Energy Corp	435,731	10,675

		40,510	Newfield Exploration Co (a)	204,100	8,372

			Occidental Petroleum Corp	302,344	22,942
Medical - Hospitals (0.66%)
			St Mary Land & Exploration Co	157,385	5,367
Community Health Systems Inc (a)	116,583	3,647
			XTO Energy Inc	385,340	16,015

Tenet Healthcare Corp (a)	1,782,864	9,128
					63,371

Universal Health Services Inc	40,125	2,233

		15,008	Oil Company - Integrated (7.34%)

			Chevron Corp	667,316	51,076
Medical - Wholesale Drug Distribution (1.10%)
			ConocoPhillips	397,022	19,923
AmerisourceBergen Corp	355,335	7,871
			Exxon Mobil Corp (b)	1,131,457	81,092
McKesson Corp	293,292	17,225

			Hess Corp	285,094	15,606

		25,096

					167,697

Medical Instruments (0.10%)
			Oil Field Machinery & Equipment (0.84%)
Medtronic Inc	61,652	2,201
			Cameron International Corp (a)	119,548	4,420
Medical Products (1.58%)			Dresser-Rand Group Inc (a)	155,854	4,593
Hospira Inc (a)	127,097	5,674	National Oilwell Varco Inc	250,530	10,269

Johnson & Johnson	516,173	30,480			19,282

		36,154	Paper & Related Products (0.45%)

			International Paper Co	462,626	10,321

See accompanying notes

252

     Schedule of Investments Disciplined LargeCap Blend Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Pharmacy Services (0.76%)			Retail - Discount (continued)
Medco Health Solutions Inc (a)	311,267 $	17,468	Wal-Mart Stores Inc	643,845 $	31,986

					40,986

Pipelines (1.17%)
			Retail - Drug Store (0.19%)
El Paso Corp	1,199,833	11,770
			CVS Caremark Corp	119,793	4,229
Oneok Inc	102,807	3,723
Spectra Energy Corp	191,744	3,666
			Retail - Office Supplies (0.39%)
Williams Cos Inc	404,360	7,622	Staples Inc	412,289	8,947

		26,781

Property & Casualty Insurance (1.17%)			Retail - Regional Department Store (0.66%)
Chubb Corp	261,433	12,684	Kohl's Corp (a)	172,811	9,888
Travelers Cos Inc/The	281,919	14,037	Macy's Inc	300,369	5,278

		26,721			15,166

Publishing - Newspapers (0.08%)			Retail - Restaurants (0.77%)
Gannett Co Inc	183,695	1,804	McDonald's Corp	87,566	5,132
			Starbucks Corp (a)	655,736	12,446

Regional Banks (2.47%)					17,578

Capital One Financial Corp	180,693	6,613
			Savings & Loans - Thrifts (0.39%)
Fifth Third Bancorp	1,319,862	11,800	Hudson City Bancorp Inc	673,632	8,852
Wells Fargo & Co	1,381,518	38,019

		56,432	Semiconductor Component - Integrated Circuits (0.21%)

Reinsurance (0.12%)			Cypress Semiconductor Corp (a)	228,589	1,927
Allied World Assurance Co Holdings Ltd	61,625	2,758	Marvell Technology Group Ltd (a)	213,632	2,931

					4,858

REITS - Diversified (0.16%)			Steel - Producers (0.44%)
Digital Realty Trust Inc	80,570	3,636	Nucor Corp	184,845	7,366
			United States Steel Corp	80,651	2,782

REITS - Healthcare (0.26%)
					10,148

HCP Inc	201,358	5,958
			Telecommunication Equipment (0.14%)
REITS - Storage (0.32%)			CommScope Inc (a)	121,240	3,276
Public Storage	98,369	7,240
			Telecommunication Equipment - Fiber Optics (0.18%)
Retail - Apparel & Shoe (0.74%)			JDS Uniphase Corp (a)	741,056	4,143
Gap Inc/The	387,013	8,259
Phillips-Van Heusen Corp	67,449	2,708	Telecommunication Services (0.01%)
Ross Stores Inc	134,405	5,915	Harris Stratex Networks Inc (a)	36,908	233

		16,882

			Telephone - Integrated (2.60%)
Retail - Auto Parts (0.15%)			AT&T Inc	1,269,624	32,591
Advance Auto Parts Inc	89,288	3,327	Qwest Communications International Inc	1,691,000	6,071
			Verizon Communications Inc	406,407	12,025
Retail - Building Products (0.66%)
			Windstream Corp	896,360	8,641

Home Depot Inc	600,834	15,075
					59,328

Retail - Consumer Electronics (0.13%)			Tobacco (0.96%)
RadioShack Corp	176,090	2,974	Philip Morris International Inc	272,424	12,902
			Reynolds American Inc	187,727	9,101

Retail - Discount (1.79%)
					22,003

Big Lots Inc (a)	212,016	5,311
Family Dollar Stores Inc	130,352	3,689	Transport - Rail (1.19%)
			CSX Corp	277,181	11,692

See accompanying notes

253

     Schedule of Investments Disciplined LargeCap Blend Fund

October 31, 2009

			(a) Non-Income Producing Security

	Shares	Value	(b) Security or a portion of the security was pledged to cover margin
	Held	(000's)	requirements for futures contracts. At the end of the period, the value of

			these securities totaled $394 or 0.02% of net assets.
COMMON STOCKS (continued)
Transport - Rail (continued)			Unrealized Appreciation (Depreciation)
Union Pacific Corp	282,377 $	15,570	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

		27,262	of investments held by the fund as of the period end were as follows:

Transport - Services (0.49%)			Unrealized Appreciation	$ 222,530
FedEx Corp	106,536	7,744	Unrealized Depreciation	(238,811)

United Parcel Service Inc	63,922	3,431	Net Unrealized Appreciation (Depreciation)	(16,281)

		11,175

			Cost for federal income tax purposes	2,309,683
Vitamins & Nutrition Products (0.11%)			All dollar amounts are shown in thousands (000's)
Mead Johnson Nutrition Co	60,636	2,549
			Portfolio Summary (unaudited)

Web Portals (1.60%)			Sector	Percent

Google Inc (a)	67,992	36,452	Consumer, Non-cyclical	21.98%
			Financial	15.30%
Wireless Equipment (0.56%)			Technology	14.41%
Qualcomm Inc	308,181	12,762	Energy	12.74%

			Industrial	10.89%
TOTAL COMMON STOCKS	$ 2,273,368		Communications	10.68%

	Principal		Consumer, Cyclical	7.89%
			Basic Materials	3.25%
	Amount	Value	Utilities	3.20%

	(000's)	(000's)	Liabilities in Excess of Other Assets, Net	(0.34%)

REPURCHASE AGREEMENTS (0.88%)			TOTAL NET ASSETS	100.00%

Diversified Banking Institutions (0.88%)
			Other Assets Summary (unaudited)

Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.06%			Asset Type	Percent

dated 10/30/09 maturing 11/02/09			Futures	0.54%
(collateralized by Sovereign Agency
Issues; $5,109,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 5,008$	5,008
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$5,109,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	5,008	5,008
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $5,109,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	5,009	5,009
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $5,109,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	5,009	5,009

		20,034

TOTAL REPURCHASE AGREEMENTS	$ 20,034

Total Investments	$ 2,293,402
Liabilities in Excess of Other Assets, Net - (0.34)%		(7,803)

TOTAL NET ASSETS - 100.00%	$ 2,285,599

See accompanying notes

254

Schedule of Investments
Disciplined LargeCap Blend Fund
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009	Buy	48	$ 12,723	$ 12,396	$ (327)
All dollar amounts are shown in thousands (000's)

See accompanying notes

255

Schedule of Investments
Diversified International Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.77%)			COMMON STOCKS (continued)
Advertising Services (0.26%)			Auto - Car & Light Trucks (continued)
Aegis Group PLC	298,262 $	536	Tata Motors Ltd ADR	73,539 $	837
Publicis Groupe SA	85,087	3,233	Toyota Motor Corp	205,152	8,099

		3,769			41,706

Aerospace & Defense (0.13%)			Auto/Truck Parts & Equipment - Original (1.55%)
Empresa Brasileira de Aeronautica SA (a)	152,200	776	Aisin Seiki Co Ltd	149,000	3,788
Meggitt PLC	127,552	511	Denso Corp	188,800	5,159
MTU Aero Engines Holding AG	12,285	556	GKN PLC	154,108	270

		1,843	Keihin Corp	14,700	223

			Koito Manufacturing Co Ltd	24,966	358
Agricultural Chemicals (0.46%)
Syngenta AG	28,133	6,661	Nifco Inc/Japan	20,000	409
			Stanley Electric Co Ltd	160,900	3,151
Agricultural Operations (0.61%)			Sumitomo Electric Industries Ltd	472,800	5,737
Golden Agri-Resources Ltd - Warrants (a)	761,164	63	Valeo SA	120,775	3,279

Golden Agri-Resources Ltd	9,008,512	2,711			22,374

Indofood Agri Resources Ltd (a)	329,000	393	Auto/Truck Parts & Equipment - Replacement (0.02%)
Wilmar International Ltd	1,282,000	5,652	Xinyi Glass Holdings Co Ltd	382,000	301

		8,819

Airlines (0.11%)			Batteries & Battery Systems (0.06%)
Air China Ltd	904,000	489	Simplo Technology Co Ltd	177,100	909
easyJet PLC (a)	73,356	432
			Beverages - Non-Alcoholic (0.02%)
Korean Air Lines Co Ltd	18,250	695

			Britvic PLC	41,983	240
		1,616

Apparel Manufacturers (0.17%)			Beverages - Wine & Spirits (0.03%)
Benetton Group SpA	29,012	281	Davide Campari-Milano SpA	40,554	387
Gildan Activewear (a)	124,900	2,200

			Brewery (1.95%)
		2,481

			Anheuser-Busch InBev NV	179,807	8,442
Appliances (0.59%)			Carlsberg A/S	61,498	4,312
Arcelik (a)	56,131	183	Cia de Bebidas das Americas ADR	19,492	1,756
Electrolux AB	350,216	8,395	Kirin Holdings Co Ltd	333,000	5,435

		8,578	SABMiller PLC	313,033	8,205

Applications Software (0.39%)					28,150

Check Point Software Technologies Ltd (a)	27,537	856	Broadcasting Services & Programming (0.02%)
Sage Group PLC	1,328,684	4,640	Promotora de Informaciones SA	50,010	239
TomTom NV (a)	21,225	202

		5,698	Building - Heavy Construction (0.70%)

			Daelim Industrial Co Ltd	24,856	1,578
Audio & Video Products (0.62%)
Skyworth Digital Holdings Ltd	1,156,000	652	Mota Engil SGPS SA	41,638	247
Sony Corp	282,000	8,327	NCC AB	37,282	563

		8,979	Nippo Corp	38,274	295

			Obrascon Huarte Lain SA	13,312	354
Auto - Car & Light Trucks (2.89%)			SHO-BOND Holdings Co Ltd	16,300	285
Bayerische Motoren Werke AG	134,044	6,544
			Tecnicas Reunidas SA	8,670	457
Dongfeng Motor Group Co Ltd	1,016,698	1,209
			Vinci SA	121,273	6,329

Honda Motor Co Ltd	371,800	11,484
					10,108

Hyundai Motor Co	17,986	1,631
Kia Motors Corp	58,060	862	Building - Maintenance & Service (0.28%)
Nissan Motor Co Ltd	1,001,300	7,246	Babcock International Group	404,974	4,021
Suzuki Motor Corp	156,800	3,794

See accompanying notes

256

     Schedule of Investments Diversified International Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Building - Residential & Commercial (0.56%)			Chemicals - Diversified (continued)

Corp GEO SAB de CV (a)	381,300 $	1,003	Nippon Synthetic Chemical Industry Co

Desarrolladora Homex SAB de CV ADR (a)	34,216	1,217	Ltd/The	43,000 $	316

Persimmon PLC	492,821	3,249			16,776

Taylor Wimpey PLC	4,386,016	2,659	Chemicals - Fibers (0.02%)

		8,128	Kolon Industries Inc	10,110	290

Building & Construction - Miscellaneous (0.52%)
			Chemicals - Specialty (0.27%)
Hochtief AG	77,756	5,816
			Daicel Chemical Industries Ltd	517,000	3,122
Leighton Holdings Ltd	53,120	1,687

			Lintec Corp	21,814	386
		7,503

			Rhodia SA	24,222	357

Building & Construction Products -					3,865

Miscellaneous (0.03%)
Sika AG	279	378	Circuit Boards (0.41%)
			Ibiden Co Ltd	138,500	4,959

Building Products - Cement & Aggregate (0.41%)			Tripod Technology Corp	387,000	968

Grasim Industries Ltd (a)	17,412	807			5,927

Holcim Ltd (a)	79,985	5,091

			Coal (0.28%)
		5,898

			Banpu Public Co Ltd (a)	67,100	863

Building Products - Doors & Windows (0.39%)			China Shenhua Energy Co Ltd	410,000	1,839

Asahi Glass Co Ltd	671,000	5,653	MacArthur Coal Ltd	49,027	367

			Yanzhou Coal Mining Co Ltd	613,995	949

Building Products - Wood (0.03%)
					4,018

Duratex SA (a)	55,806	387
			Commercial Banks (11.06%)

Cable/Satellite TV (0.02%)			Alpha Bank AE	219,350	4,229

Jupiter Telecommunications Co Ltd	252	230	Asya Katilim Bankasi AS (a)	206,153	426

			Axis Bank Ltd	62,082	1,182

Capacitors (0.02%)			Banco Bilbao Vizcaya Argentaria SA	762,619	13,632

Nippon Chemi-Con Corp	93,744	347	Banco do Brasil SA	87,457	1,401

			Banco Popolare SC	250,489	2,176
Cellular Telecommunications (2.19%)
			Banco Santander SA	1,240,470	19,962
Advanced Info Service PCL (a)(b)	307,200	786
			Bangkok Bank Public Co (a)	86,900	291
America Movil SAB de CV ADR	108,611	4,793
			Bank Mandiri Tbk PT	3,199,500	1,535
China Mobile Ltd	317,139	2,973
			Bank of China Ltd	6,282,000	3,644
Mobile Telesystems OJSC ADR	23,854	1,080
			Bank of Communications Co Ltd	1,250,000	1,495
MTN Group Ltd	97,901	1,458
			Bank of Montreal (a)	152,600	7,060
NTT DoCoMo Inc	4,157	6,029
			Bank Pekao SA	21,954	1,178
Taiwan Mobile Co Ltd	540,000	966
			Bank Rakyat Indonesia	1,827,500	1,330
Vimpel-Communications ADR	108,795	1,951
			Busan Bank	104,930	1,190
Vivo Participacoes SA ADR	45,471	1,103
			Canadian Western Bank	22,700	449
Vodafone Group PLC	4,728,688	10,421

			Chiba Bank Ltd/The	475,000	2,929
		31,560

			China Construction Bank Corp	4,497,691	3,878

Chemicals - Diversified (1.16%)			Danske Bank A/S	166,993	3,835

Akzo Nobel NV	102,551	6,055	DBS Group Holdings Ltd	724,000	6,630

BASF SE	164,278	8,842	DnB NOR ASA	734,200	8,411

Hanwha Chem Corp	87,570	814	Hang Seng Bank Ltd	312,700	4,418

Nippon Kayaku Co Ltd	52,631	471	Industrial and Commercial Bank of China Ltd	3,545,000	2,820

Nippon Soda Co Ltd	69,000	278	Intesa Sanpaolo SpA	542,409	2,283

			Jyske Bank A/S (a)	6,926	258

			KBC Groep NV	46,469	1,989

See accompanying notes

257

     Schedule of Investments Diversified International Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Diversified Banking Institutions (continued)
Korea Exchange Bank	92,910 $	1,056	Credit Suisse Group AG	244,558 $	13,073
Laurentian Bank of Canada	8,700	318	Deutsche Bank AG	144,821	10,382
Malayan Banking Bhd	571,500	1,107	HSBC Holdings PLC	2,405,391	26,580
National Bank of Canada	84,100	4,383	Julius Baer Group Ltd	91,592	3,448
National Bank of Greece SA	239,888	8,770	Mitsubishi UFJ Financial Group Inc	400,200	2,132
OTP Bank Plc (a)	57,768	1,624	Royal Bank of Scotland Group PLC	1,435,409	979
Oversea-Chinese Banking Corp Ltd	1,041,000	5,610	Societe Generale	142,016	9,433

Royal Bank of Canada (a)	223,400	11,314			91,042

Sberbank of Russian Federation	1,106,574	2,452
			Diversified Financial Services (0.38%)
Siam Commercial Bank Public (a)(b)	143,200	327	Irish Life & Permanent PLC	340,835	2,465
Standard Chartered PLC	345,880	8,485	Mega Financial Holding Co Ltd	3,626,000	2,019
State Bank of India Ltd	12,677	1,158	Woori Finance Holdings Co Ltd (a)	43,270	582
Sumitomo Mitsui Financial Group Inc	193,200	6,567	Yuanta Financial Holding Co Ltd	578,000	382

Swedbank AB	319,500	2,752			5,448

Sydbank A/S	15,108	369
Turkiye Garanti Bankasi AS	426,250	1,548	Diversified Manufacturing Operations (1.21%)
			Aalberts Industries NV	27,275	342
Turkiye Halk Bankasi AS	198,057	1,185
			Cookson Group PLC	58,969	352
Turkiye Vakiflar Bankasi Tao	830,900	2,015

			Invensys PLC	948,979	4,386
		159,671

			NKT Holding A/S	7,634	433
Computer Data Security (0.10%)			Siemens AG	132,164	11,901

Gemalto NV (a)	34,861	1,465			17,414

Computer Services (0.72%)			Diversified Minerals (3.44%)
Atos Origin SA	36,758	1,721	Anglo American PLC	211,748	7,662
CGI Group Inc (a)	474,300	5,795	Anglo American PLC	31,471	1,153
Infosys Technologies Ltd ADR	63,048	2,900	BHP Billiton Ltd	614,038	20,138

		10,416	BHP Billiton PLC	163,703	4,411

			Pan Australian Resources Ltd (a)	1,065,316	435
Computers (0.17%)
			Tek Cominco Limited (a)	191,700	5,565
Compal Electronics Inc	99,568	124
			Xstrata PLC	711,341	10,246

Foxconn Technology Co Ltd	222,000	740
					49,610

Wistron Corp	930,884	1,558

		2,422	Diversified Operations (1.39%)

			Haci Omer Sabanci Holding AS ADR (a)	3	-
Computers - Memory Devices (0.31%)
			Hutchison Whampoa Ltd	662,000	4,646
TDK Corp	79,000	4,542
			Imperial Holdings Ltd	36,400	375
Computers - Peripheral Equipment (0.06%)			LG Corp	27,004	1,530
Lite-On Technology Corp	652,245	859	Mitie Group PLC	63,342	248
			Noble Group Ltd	3,678,400	6,722
Consulting Services (0.06%)			Shanghai Industrial Holdings Ltd	279,000	1,311
Atkins WS PLC	27,095	251	Tongaat Hulett Ltd	56,062	721
Bureau Veritas SA	11,432	629	Wharf Holdings Ltd	845,000	4,566

		880			20,119

Distribution & Wholesale (0.37%)			Electric - Integrated (2.56%)
Inchcape PLC	11,237,966	5,390	Atco Ltd	11,700	458
			E.ON AG	340,669	13,016
Diversified Banking Institutions (6.31%)			Empresa Nacional de Electricidad SA/Chile	532,166	818
Barclays PLC	2,124,852	11,137
			Enel SpA	1,589,277	9,457
BNP Paribas	155,751	11,733
			Iride SpA	117,847	217
Credit Agricole SA	111,978	2,145

See accompanying notes

258

Schedule of Investments
Diversified International Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Engineering - Research & Development
Okinawa Electric Power Co Inc/The	3,100 $	167	Services (continued)
			Rotary Engineering Ltd	322,000 $	237
Public Power Corp SA	198,008	4,039
			Transfield Services Ltd	93,690	353

Reliance Infrastructure Ltd	33,193	735
					10,662

RWE AG	91,786	8,024

		36,931	Enterprise Software & Services (0.38%)

			Autonomy Corp PLC (a)	213,511	4,694
Electric - Transmission (0.22%)
			Micro Focus International PLC	73,032	404
Terna Rete Elettrica Nazionale SpA	787,761	3,123
			Temenos Group AG (a)	16,308	372

Electric Products - Miscellaneous (0.16%)					5,470

Funai Electric Co Ltd	9,500	443	Finance - Investment Banker & Broker (0.60%)
LG Electronics Inc	20,603	1,916	BinckBank N.V.	19,420	384

		2,359	Close Brothers Group PLC	9,528	110

Electronic Components - Miscellaneous (1.82%)			Daishin Securities Co Ltd	18,110	227
Alps Electric Co Ltd	76,400	477	ICAP PLC	455,470	3,027
AU Optronics Corp	418,540	371	KGI Securities Co Ltd (a)(c)	55,539	521
Chemring Group PLC	11,678	506	Mediobanca SpA - Warrants (a)(b)(d)	301,811	-
CMK Corp/Japan	55,800	396	Mediobanca SpA	316,901	4,042
Hon Hai Precision Industry Co Ltd	986,781	3,865	Tullett Prebon PLC	66,073	392

LG Display Co Ltd	32,020	766			8,703

Murata Manufacturing Co Ltd	156,400	7,631	Finance - Leasing Company (0.21%)
Nihon Dempa Kogyo Co Ltd	11,000	205	ORIX Corp	46,070	2,976
Nippon Electric Glass Co Ltd	400,000	4,307
SMK Corp	56,000	355	Finance - Other Services (0.02%)
Toshiba Corp	1,297,000	7,413	London Stock Exchange Group PLC	23,108	321

		26,292

			Fisheries (0.54%)
Electronic Components - Semiconductors (1.63%)			Marine Harvest (a)	5,255,000	3,813
Chartered Semiconductor Manufacturing Ltd	183,500	340
			Nippon Suisan Kaisha Ltd	122,100	350
(a)
			Toyo Suisan Kaisha Ltd	141,000	3,689

Elpida Memory Inc (a)	233,000	3,044
					7,852

Epistar Corp	269,000	783
Hynix Semiconductor Inc (a)	49,140	730	Food - Dairy Products (0.09%)
Infineon Technologies AG (a)	819,954	3,704	China Mengniu Dairy Co Ltd	346,000	969
Megachips Corp	13,300	220	Morinaga Milk Industry Co Ltd	70,000	327

Rohm Co Ltd	44,400	2,945			1,296

Samsung Electronics Co Ltd	12,467	7,502	Food - Meat Products (0.03%)
Shinko Electric Industries Co Ltd	289,400	4,310	BRF - Brasil Foods SA (a)	18,511	446

		23,578

Electronic Parts Distribution (0.06%)			Food - Miscellaneous/Diversified (1.86%)
WPG Holdings Co Ltd	653,000	893	Nestle SA	340,238	15,822
			Nisshin Oillio Group Ltd/The	75,000	395
Electronics - Military (0.10%)			Nissin Foods Holdings Co Ltd	89,400	3,155
Safran SA	87,229	1,407	Unilever NV	196,104	6,042
			Uni-President Enterprises Corp	1,047,132	1,168
Engineering - Research & Development Services (0.74%)			Viscofan SA	9,059	237

ABB Ltd (a)	440,973	8,203			26,819

COMSYS Holdings Corp	40,000	395
			Food - Retail (0.77%)
Downer EDI Ltd	53,027	404
			Cia Brasileira de Distribuicao Grupo Pao de
Imtech NV	20,192	513	Acucar ADR	8,131	492
Larsen & Toubro Ltd (b)	16,926	557	Jeronimo Martins SGPS SA	45,892	409

See accompanying notes

259

     Schedule of Investments Diversified International Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Retail (continued)			Machinery - Pumps (0.02%)
Koninklijke Ahold NV	426,210 $	5,369	Weir Group PLC/The	28,829 $	330
WM Morrison Supermarkets PLC	1,054,158	4,831

		11,101	Medical - Biomedical/Gene (0.18%)

			CSL Ltd	91,805	2,578
Forestry (0.22%)
Sino-Forest Corp (a)	221,700	3,120	Medical - Drugs (6.19%)
			Actelion Ltd (a)	74,761	4,121
Gas - Distribution (0.08%)
			AstraZeneca PLC	268,983	12,075
Canadian Utilities Ltd	32,600	1,161
			Chugai Pharmaceutical Co Ltd	192,700	3,770
			Dr Reddys Laboratories Ltd	75,947	1,626
Gold Mining (0.42%)
Franco-Nevada Corp	11,300	281	GlaxoSmithKline PLC	305,708	6,271
IAMGOLD Corp (a)	323,897	4,295	Miraca Holdings Inc	20,700	669
Red Back Mining Inc (a)	60,962	790	Novartis AG	304,110	15,836
Zijin Mining Group Co Ltd	684,000	662	Novo Nordisk A/S	95,394	5,927

		6,028	Roche Holding AG	122,494	19,619

			Sanofi-Aventis SA	206,427	15,132
Home Furnishings (0.07%)			Shire PLC	241,449	4,270

Steinhoff International Holdings Ltd (a)	423,253	1,023
					89,316

Import & Export (1.72%)			Medical - Generic Drugs (0.16%)
Hyosung Corp	11,142	612	Teva Pharmaceutical Industries Ltd ADR	41,334	2,086
Marubeni Corp	1,035,000	5,121	Towa Pharmaceutical Co Ltd	4,700	229

Mitsubishi Corp	392,800	8,328			2,315

Mitsui & Co Ltd	459,100	6,029	Medical - Wholesale Drug Distribution (0.03%)
Sumitomo Corp	486,600	4,724	Meda AB	51,973	470

		24,814

Industrial Gases (0.03%)			Medical Products (0.07%)
Air Water Inc	40,000	471	Aspen Pharmacare Holdings Ltd	83,385	703
			Nipro Corp	16,649	359

Internet Content - Entertainment (0.07%)					1,062

Perfect World Co Ltd ADR (a)	21,376	941	Metal - Copper (0.98%)
			Antofagasta PLC	370,437	4,667
Investment Companies (0.04%)
			Inmet Mining Corp	90,800	4,812
Kinnevik Investment AB	37,536	516
			Kazakhmys PLC	137,838	2,453
Investment Management & Advisory Services (0.03%)			Quadra Mining Ltd (a)	37,900	528
Azimut Holding SpA	38,891	469	Sterlite Industries India Ltd ADR	106,104	1,673

					14,133

Life & Health Insurance (0.72%)
			Metal - Diversified (1.68%)
Aviva PLC	752,271	4,704
			Boliden AB	52,089	627
Cathay Financial Holding Co Ltd (a)	1,217,000	2,087
			FNX Mining Co Inc (a)	34,200	318
China Life Insurance Co Ltd	496,000	2,280
			KGHM Polska Miedz SA	85,315	2,872
Sanlam Ltd	504,019	1,384

			MMC Norilsk Nickel ADR	112,234	1,439
		10,455	Rio Tinto Ltd	318,189	17,637

Machinery - Construction & Mining (0.03%)			Rio Tinto PLC	29,173	1,290

Danieli & C. Officine Meccaniche SpA	14,999	377			24,183

			Metal - Iron (0.12%)
Machinery - General Industry (0.36%)
			Novolipetsk Steel OJSC	67,392	1,755
Kinki Sharyo Co Ltd	29,000	243
Kone OYJ	131,543	4,911

		5,154

See accompanying notes

260

     Schedule of Investments Diversified International Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Metal Processors & Fabrication (0.15%)			Oil Company - Exploration & Production
NTN Corp	584,000 $	2,205	(continued)
			Talisman Energy (a)	334,000$	5,698

Miscellaneous Manufacturers (0.02%)					39,476

Faiveley SA	3,473	288	Oil Company - Integrated (6.42%)
			BG Group PLC	678,906	11,686
Mortgage Banks (0.04%)
			BP PLC	2,040,575	19,121
Aareal Bank AG	13,744	294
			China Petroleum & Chemical Corp	3,368,000	2,856
Home Capital Group Inc	10,500	354

			ENI SpA	86,863	2,151
		648

			Husky Energy Inc	144,600	3,809
Multi-Line Insurance (1.20%)			Lukoil OAO ADR	61,857	3,539
Allianz SE	14,654	1,679	PetroChina Co Ltd	2,919,494	3,513
AXA SA	101,002	2,512	Petroleo Brasileiro SA ADR	219,218	10,132
Baloise Holding AG	42,048	3,600	Rosneft Oil Co	429,111	3,263
CNP Assurances	40,656	3,929	Royal Dutch Shell PLC - A Shares	194,188	5,733
Zurich Financial Services	24,491	5,608	Royal Dutch Shell PLC - B Shares	186,750	5,376

		17,328	Sasol Ltd	16,312	611

Multimedia (0.37%)			StatoilHydro ASA	319,000	7,517
Informa PLC	82,351	395	Tatneft ADR	31,502	816
WPP PLC	558,539	5,006	Total SA	209,491	12,536

		5,401			92,659

Non-Ferrous Metals (0.20%)			Oil Refining & Marketing (0.47%)
China Molybdenum Co Ltd	770,000	633	DCC PLC	22,388	589
Grupo Mexico SAB de CV (a)	642,500	1,290	Nippon Mining Holdings Inc	1,001,500	4,468
Korea Zinc Co Ltd	6,387	987	Reliance Industries Ltd (c)	21,089	1,749

		2,910			6,806

Office Automation & Equipment (0.63%)			Paper & Related Products (0.44%)
Canon Inc	242,000	9,124	Lee & Man Paper Manufacturing Ltd	220,000	434
			Svenska Cellulosa AB	429,911	5,907

Oil - Field Services (0.89%)					6,341

Bourbon SA	9,912	412
			Petrochemicals (0.04%)
Maire Tecnimont SpA	99,769	414
			LG Chem Ltd	3,314	571
Petrofac Ltd	374,775	5,768
Technip SA	92,297	5,791	Pharmacy Services (0.04%)
TGS Nopec Geophysical Co ASA (a)	29,100	441	SXC Health Solutions Corp (a)	11,400	524

		12,826

			Platinum (0.07%)
Oil Company - Exploration & Production (2.74%)
			Impala Platinum Holdings Ltd	44,089	970
Australian Worldwide Exploration Ltd	178,068	408
Bankers Petroleum Ltd (a)	104,800	459
			Printing - Commercial (0.42%)
Baytex Energy Trust (a)	23,700	580	Dai Nippon Printing Co Ltd	231,000	2,894
Canadian Natural Resources (a)	167,300	10,857	Toppan Printing Co Ltd	359,000	3,209

CNOOC Ltd	602,000	901			6,103

EnCana Corp (a)	176,198	9,770
Gazprom OAO ADR	20,250	486	Property & Casualty Insurance (0.24%)
			Admiral Group PLC	18,211	306
Gazprom OAO (a)(b)(c)	6,868	406
			Amlin PLC	486,234	2,814
Gazprom OAO (a)	159,456	3,768
			Lancashire Holdings Ltd	44,962	372

Nexen (a)	214,500	4,615
					3,492

Premier Oil PLC (a)	25,405	490
PTT Public Company Limited (a)(b)	146,600	1,038

See accompanying notes

261

     Schedule of Investments Diversified International Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Public Thoroughfares (0.38%)			REITS - Storage (0.02%)
Atlantia SpA	201,880 $	4,774	Big Yellow Group PLC	49,547 $	317
Zhejiang Expressway Co Ltd	866,000	736

		5,510	Retail - Apparel & Shoe (0.09%)

			Aoyama Trading Co Ltd	16,800	269
Real Estate Management & Services (0.74%)
			Lojas Renner SA	41,000	726
BR Malls Participacoes SA (a)	97,143	1,042
			Point Inc	4,690	278

Fabege AB	78,800	457
					1,273

Lend Lease Corp Ltd	384,263	3,185
Mitsubishi Estate Co Ltd	341,000	5,151	Retail - Automobile (0.12%)
Nexity	11,742	437	PT Astra International Tbk	529,500	1,704
PSP Swiss Property AG (a)	7,465	419

			Retail - Bookstore (0.04%)
		10,691

			WH Smith PLC	70,484	581
Real Estate Operator & Developer (1.32%)
Agile Property Holdings Ltd	506,000	648	Retail - Building Products (0.77%)
Brookfield Asset Management Inc (a)	306,638	6,473	Kingfisher PLC	1,890,092	6,908
Cyrela Brazil Realty SA	58,818	746	Travis Perkins PLC	343,129	4,233

Great Eagle Holdings Ltd	114,000	301			11,141

Hongkong Land Holdings Ltd	963,000	4,546	Retail - Computer Equipment (0.02%)
Huaku Development Co Ltd	227,000	538	Game Group PLC	134,774	327
KWG Property Holding Ltd	1,324,500	950
Rossi Residencial SA	288,566	1,905	Retail - Consumer Electronics (0.07%)
Shenzhen Investment Ltd	1,248,000	492	EDION Corp	28,600	231
Shimao Property Holdings Ltd	334,500	621	JB Hi-Fi Ltd	42,588	783

Shun Tak Holdings Ltd	564,000	379			1,014

Sino-Ocean Land Holdings Ltd	576,000	560	Retail - Convenience Store (0.23%)
Unitech Ltd	489,568	839	Alimentation Couche Tard Inc	186,500	3,273

		18,998

Reinsurance (0.31%)			Retail - Discount (0.22%)
Hannover Rueckversicherung AG	94,951	4,306	Harvey Norman Holdings Ltd	903,899	3,202
Korean Reinsurance Co	14,380	130

			Retail - Home Furnishings (0.34%)
		4,436

			JD Group Ltd/South Africa	106,284	593
REITS - Diversified (0.52%)			Nitori Co Ltd	52,164	4,242

CapitaCommercial Trust	557,000	419			4,835

Eurocommercial Properties NV	7,954	345
			Retail - Major Department Store (0.85%)
Kenedix Realty Investment Corp	98	281
			Home Retail Group PLC	676,749	3,221
Suntec Real Estate Investment Trust	575,258	489
			Lotte Shopping Co Ltd	5,313	1,501
Unibail-Rodamco SE	24,086	5,334
			Marks & Spencer Group PLC	574,097	3,215
Wereldhave NV	6,089	594

			PPR	39,141	4,266

		7,462

					12,203

REITS - Office Property (0.02%)
			Retail - Miscellaneous/Diversified (0.51%)
Nippon Commercial Investment Corp	149	259
			Debenhams PLC	202,060	258

REITS - Shopping Centers (0.40%)			Dufry South America Ltd	19,136	332
CapitaMall Trust	2,347,000	2,636	Foschini Ltd	84,043	665
Vastned Retail NV	8,905	594	Wesfarmers Ltd	246,989	6,163

Westfield Group	235,442	2,551			7,418

		5,781	Retail - Pubs (0.02%)

			Enterprise Inns PLC	170,226	330

See accompanying notes

262

Schedule of Investments Diversified International Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (0.03%)			Sugar (0.06%)
McDonald's Holdings Co Japan Ltd	18,531 $	375	Cosan SA Industria e Comercio (a)	79,500 $	842

Retail - Sporting Goods (0.03%)			Telecommunication Equipment (0.01%)
Xebio Co Ltd	16,600	376	Oki Electric Industry Co Ltd	193,000	174

Satellite Telecommunications (0.33%)			Telecommunication Services (1.23%)
Eutelsat Communications	150,499	4,784	China Telecom Corp Ltd	1,992,000	880
			Singapore Telecommunications Ltd	3,275,000	6,792
Schools (0.03%)			Telekomunikasi Indonesia Tbk PT	1,524,000	1,312
Benesse Holdings Inc	9,338	412	Telenet Group Holding NV (a)	19,655	524
			Telenor ASA	642,200	8,281

Security Services (0.04%)
					17,789

Prosegur Cia de Seguridad SA	12,767	537
			Telephone - Integrated (1.67%)
Semiconductor Component - Integrated Circuits (0.55%)			Bezeq Israeli Telecommunication Corp Ltd	409,119	913
CSR PLC (a)	51,988	380	Portugal Telecom SGPS SA	485,303	5,547
Siliconware Precision Industries Co	1,067,000	1,403	Telefonica SA	633,123	17,681

Taiwan Semiconductor Manufacturing Co Ltd	2,871,605	5,209			24,141

United Microelectronics Corp	2,085,000	1,002

			Television (0.22%)
		7,994

			M6-Metropole Television	130,960	3,154
Semiconductor Equipment (1.04%)
Aixtron AG	169,154	5,055	Tobacco (1.24%)
ASML Holding NV	204,892	5,526	British American Tobacco PLC	309,796	9,872
Tokyo Electron Ltd	79,600	4,478	Imperial Tobacco Group PLC	245,436	7,233

		15,059	Souza Cruz SA	23,485	833

					17,938

Soap & Cleaning Products (0.67%)
Reckitt Benckiser Group PLC	193,213	9,598	Transport - Marine (0.08%)
			Inui Steamship Co Ltd	46,500	362
Special Purpose Banks (0.07%)			Pacific Basin Shipping Ltd	424,000	312
Industrial Bank Of Korea	79,900	968	Sincere Navigation	426,000	473

					1,147

Steel - Producers (1.74%)
Angang Steel Co Ltd	460,000	848	Transport - Rail (0.04%)
ArcelorMittal	165,340	5,596	Ansaldo STS SpA	15,647	299
BlueScope Steel Ltd	1,930,372	5,116	Construcciones y Auxiliar de Ferrocarriles SA	689	340

China Steel Corp	449,533	399			639

Cia Siderurgica Nacional SA ADR (a)	20,480	679	Transport - Services (0.06%)
Evraz Group SA	23,608	572	Koninklijke Vopak NV (a)	11,817	797
JFE Holdings Inc	197,400	6,430
JSW Steel Ltd	55,581	881	Transport - Truck (0.32%)
Kyoei Steel Ltd	9,400	210	Seino Holdings Corp	60,000	444
Mechel ADR	37,988	652	Yamato Holdings Co Ltd	281,000	4,145

POSCO ADR	30,082	3,072			4,589

Tung Ho Steel Enterprise Corp	625,318	594	Venture Capital (0.08%)

		25,049	3i Group PLC	276,440	1,190

Steel - Specialty (0.03%)
			Water (0.02%)
Citic Pacific Ltd	187,000	482
			Pennon Group PLC	39,909	297
See accompanying notes

263

     Schedule of Investments Diversified International Fund

October 31, 2009

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 224,157
Wire & Cable Products (0.03%)			Unrealized Depreciation	(90,557)

Bekaert SA	3,578 $	460	Net Unrealized Appreciation (Depreciation)	133,600
			Cost for federal income tax purposes	1,309,755
Wireless Equipment (0.02%)			All dollar amounts are shown in thousands (000's)
Hitachi Kokusai Electric Inc	31,000	240

TOTAL COMMON STOCKS	$ 1,425,475		Portfolio Summary (unaudited)

			Country	Percent

PREFERRED STOCKS (1.24%)
Commercial Banks (0.41%)			United Kingdom	17.03%
			Japan	15.60%
Banco Bradesco SA	170,849	3,342	Switzerland	7.79%
Itau Unibanco Holding SA	135,821	2,584	France	6.95%

		5,926	Canada	6.88%

			Germany	5.74%
Diversified Minerals (0.49%)			Australia	4.50%
Vale SA	312,580	7,035	Spain	3.70%
			Brazil	2.66%
			Netherlands	2.62%
Electric - Distribution (0.04%)
			Hong Kong	2.43%
Eletropaulo Metropolitana Eletricidade de			Singapore	2.22%
Sao Paulo SA	31,600	596	China	2.21%
			Italy	2.11%
Investment Companies (0.00%)			Korea, Republic Of	2.02%
Lereko Mobility Pty Ltd (a)	3,348	17	Norway	1.97%
			Taiwan, Province Of China	1.93%
			Russian Federation	1.50%
Steel - Producers (0.11%)			Sweden	1.36%
Gerdau SA	70,301	1,060	Greece	1.18%
Usinas Siderurgicas de Minas Gerais SA	21,829	570	Denmark	1.05%

		1,630	India	1.04%

			Belgium	0.79%
Television (0.19%)			South Africa	0.59%
ProSiebenSat.1 Media AG	260,741	2,676	Mexico	0.57%

			Ireland	0.51%
TOTAL PREFERRED STOCKS	$ 17,880		Portugal	0.43%

Total Investments	$ 1,443,355		Luxembourg	0.43%
			Indonesia	0.41%
Liabilities in Excess of Other Assets, Net - (0.01)%		(191)	Turkey	0.37%

TOTAL NET ASSETS - 100.00%	$ 1,443,164		Finland	0.34%

			Poland	0.28%
			Israel	0.27%
			Thailand	0.23%
(a) Non-Income Producing Security			Hungary	0.11%
(b)	Market value is determined in accordance with procedures established in		Malaysia	0.08%
	good faith by the Board of Directors. At the end of the period, the value		Chile	0.06%
	of these securities totaled $3,114 or 0.22% of net assets.		Bermuda	0.05%
(c)	Security exempt from registration under Rule 144A of the Securities Act		Liabilities in Excess of Other Assets, Net	(0.01%)

	of 1933. These securities may be resold in transactions exempt from		TOTAL NET ASSETS	100.00%

	registration, normally to qualified institutional buyers. Unless otherwise
	indicated, these securities are not considered illiquid. At the end of the
	period, the value of these securities totaled $2,676 or 0.19% of net assets.
(d) Security is Illiquid

See accompanying notes

264

Schedule of Investments Equity Income Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.69%)			COMMON STOCKS (continued)
Aerospace & Defense (0.49%)			Diversified Manufacturing Operations
Raytheon Co	210,100 $	9,513	(continued)
			Honeywell International Inc	420,700 $	15,099
Apparel Manufacturers (1.23%)			Parker Hannifin Corp	523,700	27,735
VF Corp	334,300	23,749	Siemens AG ADR	319,800	28,789

					97,499

Applications Software (2.28%)
			Diversified Minerals (1.54%)
Microsoft Corp	1,595,000	44,229
			BHP Billiton Ltd ADR	296,500	19,444
Auto - Car & Light Trucks (0.93%)			Vale SA ADR	403,800	10,293

Daimler AG	372,288	17,956			29,737

			Electric - Integrated (5.67%)
Auto - Medium & Heavy Duty Trucks (0.70%)			FPL Group Inc	813,700	39,953
PACCAR Inc	360,500	13,486	Progress Energy Inc	1,000,400	37,545
			Wisconsin Energy Corp	89,700	3,917
Auto/Truck Parts & Equipment - Original (0.44%)
			Xcel Energy Inc	1,508,300	28,416

Johnson Controls Inc	357,400	8,549
					109,831

Beverages - Non-Alcoholic (1.56%)			Electric Products - Miscellaneous (1.26%)
Coca-Cola Co/The	567,800	30,269	Emerson Electric Co	648,800	24,492

Beverages - Wine & Spirits (0.18%)			Electronic Components - Semiconductors (3.65%)
Diageo PLC ADR	52,300	3,401	Intel Corp	3,034,200	57,983
			Microchip Technology Inc	529,200	12,680

Brewery (0.48%)
					70,663

Molson Coors Brewing Co	190,900	9,348
			Fiduciary Banks (3.55%)
Cellular Telecommunications (1.06%)			Bank of New York Mellon Corp/The	1,621,380	43,226
Vodafone Group PLC ADR	929,562	20,627	Northern Trust Corp	509,800	25,618

					68,844

Chemicals - Diversified (0.56%)
			Food - Miscellaneous/Diversified (1.85%)
EI Du Pont de Nemours & Co	341,000	10,851
			General Mills Inc	108,100	7,126
Commercial Banks (0.79%)			Kraft Foods Inc	1,042,623	28,693

Bank of Nova Scotia	367,500	15,354			35,819

			Food - Retail (0.58%)
Commercial Services - Finance (0.64%)
			Kroger Co/The	489,500	11,322
Automatic Data Processing Inc	313,300	12,469
			Food - Wholesale & Distribution (0.88%)
Computers (1.09%)
			Sysco Corp	644,700	17,052
Hewlett-Packard Co	444,700	21,106
			Gas - Distribution (1.90%)
Consumer Products - Miscellaneous (0.54%)
			Sempra Energy	714,600	36,766
Clorox Co	177,000	10,484
			Industrial Gases (0.61%)
Distribution & Wholesale (1.85%)			Air Products & Chemicals Inc	154,100	11,886
Genuine Parts Co	1,022,041	35,761
			Investment Management & Advisory Services (1.43%)
Diversified Banking Institutions (0.07%)			AllianceBernstein Holding LP	757,887	20,448
JP Morgan Chase & Co	32,900	1,374
			Franklin Resources Inc	69,798	7,303

					27,751

Diversified Manufacturing Operations (5.03%)
3M Co	243,800	17,936
General Electric Co	556,800	7,940

See accompanying notes

265

Schedule of Investments Equity Income Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (0.45%)			Pipelines (continued)
Unum Group	438,000 $	8,738	Spectra Energy Corp	693,900 $	13,267

					44,044

Machinery - Farm (1.32%)
			Property & Casualty Insurance (0.65%)
Deere & Co	561,500	25,576
			Fidelity National Financial Inc	931,319	12,638

Medical - Drugs (8.16%)
			Quarrying (0.39%)
Abbott Laboratories	843,300	42,646
			Vulcan Materials Co	165,400	7,613
Bristol-Myers Squibb Co	1,823,200	39,746
Merck & Co Inc/NJ	645,500	19,965
			Regional Banks (0.62%)
Novartis AG ADR	551,882	28,670	US Bancorp	513,500	11,924
Pfizer Inc	568,345	9,679

Schering-Plough Corp	619,700	17,476	REITS - Healthcare (2.54%)

		158,182	HCP Inc	878,100	25,983

Medical - Generic Drugs (1.48%)			Health Care REIT Inc	525,400	23,312

Teva Pharmaceutical Industries Ltd ADR	566,900	28,617			49,295

			REITS - Mortgage (1.69%)
Medical Instruments (0.38%)			Annaly Capital Management Inc	1,931,400	32,660
Medtronic Inc	206,100	7,358

			REITS - Shopping Centers (0.68%)
Medical Products (1.32%)			Kimco Realty Corp	1,034,800	13,080
Becton Dickinson and Co	73,600	5,031

Johnson & Johnson	346,300	20,449	REITS - Warehouse & Industrial (0.53%)

		25,480	AMB Property Corp	470,900	10,350

Multi-Line Insurance (5.15%)
			Retail - Discount (3.14%)
ACE Ltd	1,072,600	55,089
			Costco Wholesale Corp	276,000	15,690
Allstate Corp/The	827,809	24,478
			Wal-Mart Stores Inc	910,000	45,209

MetLife Inc	595,900	20,279

					60,899

		99,846

			Retail - Drug Store (0.78%)
Multimedia (0.53%)
			CVS Caremark Corp	427,300	15,084
Walt Disney Co/The	377,491	10,332

			Retail - Restaurants (2.10%)
Non-Hazardous Waste Disposal (0.44%)
			McDonald's Corp	692,900	40,611
Waste Management Inc	283,800	8,480

			Savings & Loans - Thrifts (1.37%)
Oil Company - Exploration & Production (1.96%)
			Hudson City Bancorp Inc	2,014,800	26,475
Enerplus Resources Fund	780,400	16,950

Penn West Energy Trust	1,274,200	20,961	Semiconductor Component - Integrated Circuits (1.06%)

		37,911	Taiwan Semiconductor Manufacturing Co

			Ltd ADR	2,155,207	20,561
Oil Company - Integrated (2.90%)
Chevron Corp	312,200	23,896
			Semiconductor Equipment (0.41%)
Marathon Oil Corp	584,100	18,673
			Applied Materials Inc	651,700	7,951
Total SA ADR	225,900	13,570

		56,139	Telecommunication Services (0.95%)

Oil Refining & Marketing (0.44%)			BCE Inc	767,500	18,405
Valero Energy Corp	475,700	8,610
			Telephone - Integrated (4.15%)

Pipelines (2.27%)			AT&T Inc	1,566,100	40,202
Enterprise Products Partners LP	623,718	17,489	Verizon Communications Inc	1,355,800	40,118

Kinder Morgan Energy Partners LP	246,073	13,288			80,320

See accompanying notes

266

Schedule of Investments Equity Income Fund October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Television (0.76%)			Diversified Banking Institutions (continued)
CBS Corp	1,246,255 $	14,668	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Toys (2.04%)			0.06% dated 10/30/09 maturing 11/02/09
Mattel Inc	2,083,594	39,442	(collateralized by Sovereign Agency
			Issues; $17,705,000; 1.88% - 3.75%; dated
			12/06/10 - 08/24/12)	$ 17,358$	17,358
Transport - Rail (3.19%)
			Investment in Joint Trading Account;
Norfolk Southern Corp	492,900	22,979	Morgan Stanley Repurchase Agreement;
Union Pacific Corp	703,400	38,786	0.06% dated 10/30/09 maturing 11/02/09

		61,765	(collateralized by Sovereign Agency
			Issues; $17,705,000; 0.88% - 4.75%; dated

TOTAL COMMON STOCKS	$ 1,873,242		12/10/10 - 07/01/19)	17,358	17,358

					69,432
PREFERRED STOCKS (0.10%)

Regional Banks (0.04%)			TOTAL REPURCHASE AGREEMENTS	$ 69,432

National City Capital Trust III	37,700	785	Total Investments	$ 1,949,899
			Liabilities in Excess of Other Assets, Net - (0.65)%		(12,509)

Special Purpose Entity (0.06%)
National City Capital Trust IV	47,900	1,171	TOTAL NET ASSETS - 100.00%	$ 1,937,390

TOTAL PREFERRED STOCKS	$ 1,956

	Principal
	Amount	Value	Unrealized Appreciation (Depreciation)
	(000's)	(000's)	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

BONDS (0.26%)			of investments held by the fund as of the period end were as follows:
Telecommunication Services (0.21%)
			Unrealized Appreciation	$ 219,083
Telus Corp
8.00%, 6/ 1/2011	$ 3,775	4,115	Unrealized Depreciation		(192,377)

			Net Unrealized Appreciation (Depreciation)		26,706
Television (0.05%)			Cost for federal income tax purposes		1,923,193
CBS Corp			All dollar amounts are shown in thousands (000's)
7.88%, 9/ 1/2023	950	957

TOTAL BONDS	$ 5,072		Portfolio Summary (unaudited)

			Sector		Percent

U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.01%)			Financial		23.21%
Federal Home Loan Mortgage Corporation			Consumer, Non-cyclical		18.06%
(FHLMC) (0.01%)			Consumer, Cyclical		13.19%
6.50%, 9/ 1/2030	132	143	Industrial		11.74%
			Technology		8.49%
7.00%, 9/ 1/2030	49	54	Communications		7.71%

		197	Energy		7.57%

			Utilities		7.57%
TOTAL U.S. GOVERNMENT & GOVERNMENT			Basic Materials		3.10%
AGENCY OBLIGATIONS	$ 197		Mortgage Securities		0.01%

REPURCHASE AGREEMENTS (3.59%)			Liabilities in Excess of Other Assets, Net		(0.65%)

Diversified Banking Institutions (3.59%)			TOTAL NET ASSETS		100.00%

Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $17,705,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 17,358$	17,358
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$17,705,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	17,358	17,358

See accompanying notes

267

Schedule of Investments Global Diversified Income Fund

October 31, 2009

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (30.81%)				COMMON STOCKS (continued)
Advertising Agencies (0.04%)				Commercial Banks (1.26%)
Omnicom Group Inc	971$		33	Australia & New Zealand Banking Group Ltd	3,593 $	73
				Banco Bilbao Vizcaya Argentaria SA	4,492	80
Aerospace & Defense (0.09%)				Banco Santander SA	9,195	148
General Dynamics Corp	637		40	Bancorpsouth Inc	1,468	33
Raytheon Co	748		34	Bank of Hawaii Corp	586	26

			74	Bank of Montreal (a)	700	33

Aerospace & Defense Equipment (0.06%)				Bank of Novia Scotia (a)	1,800	75
United Technologies Corp	769		47	BB&T Corp	1,471	35
				Commerce Bancshares Inc	1,051	41
Agricultural Operations (0.05%)				Danske Bank A/S	1,016	24
Archer-Daniels-Midland Co	1,265		38	DBS Group Holdings Ltd	7,000	64
				DnB NOR ASA	2,200	25
Audio & Video Products (0.06%)
				Hang Seng Bank Ltd	1,700	24
Sony Corp	1,600		47
				National Bank of Canada	500	26
Auto - Car & Light Trucks (0.22%)				Nordea Bank AB	5,705	61
Bayerische Motoren Werke AG	689		34	Oversea-Chinese Banking Corp Ltd	3,000	16
Honda Motor Co Ltd	1,800		56	Park National Corp	345	20
Nissan Motor Co Ltd	7,700		56	Royal Bank of Canada (a)	1,900	96
Toyota Motor Corp	1,000		39	Standard Chartered PLC	1,149	28

			185	Svenska Handelsbanken AB	1,280	33

				Torinto Dominion Bank (a)	900	52
Brewery (0.03%)				United Bankshares Inc	1,117	20

SABMiller PLC	993		26
						1,033

Building - Heavy Construction (0.05%)				Commercial Services - Finance (0.10%)
Vinci SA	823		43	Deluxe Corp	1,541	22
				Experian PLC	2,990	27
Building & Construction - Miscellaneous (0.03%)				Moody's Corp	1,273	30

Bouygues SA	478		23			79

Building Products - Cement & Aggregate (0.04%)				Computers (0.02%)
Holcim Ltd (a)	463		30	IBM Corp	167	20

Building Products - Doors & Windows (0.08%)				Computers - Memory Devices (0.03%)
Asahi Glass Co Ltd	8,000		67	EMC Corp/Massachusetts (a)	1,706	28

Cable/Satellite TV (0.04%)				Consumer Products - Miscellaneous (0.07%)
Comcast Corp - Class A	1,014		15	Kimberly-Clark Corp	927	57
DISH Network Corp (a)	1,037		18

				Diversified Banking Institutions (0.92%)
			33

				Bank of America Corp	4,687	68
Cellular Telecommunications (0.13%)				Barclays PLC	14,241	75
NTT DoCoMo Inc	21		31	BNP Paribas	942	71
Vodafone Group PLC	35,588		78	Citigroup Inc	14,249	58

			109	Credit Suisse Group AG	936	50

Chemicals - Diversified (0.14%)				Deutsche Bank AG	816	59
Akzo Nobel NV	411		24	Goldman Sachs Group Inc/The	228	39
BASF SE	908		49	HSBC Holdings PLC	15,496	171
PPG Industries Inc	696		39	JP Morgan Chase & Co	2,382	99

			112	Julius Baer Group Ltd	608	23

				Morgan Stanley	732	24

See accompanying notes

268

Schedule of Investments Global Diversified Income Fund

October 31, 2009

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)

Diversified Banking Institutions (continued)				Finance - Leasing Company (0.05%)
Societe Generale	306 $		20	Century Tokyo Leasing Corp	3,500 $		39

			757

				Finance - Other Services (0.04%)
Diversified Financial Services (0.02%)
				Hong Kong Exchanges and Clearing Ltd	1,900		34
Irish Life & Permanent PLC	2,665		19

				Food - Meat Products (0.03%)
Diversified Manufacturing Operations (0.23%)
				Tyson Foods Inc	2,029		25
Actuant Corp	1,554		24

General Electric Co	8,495		121	Food - Retail (0.09%)
Siemens AG	217		20	Safeway Inc	1,938		43

Wartsila Oyj	634		23	SUPERVALU Inc	2,146		34

			188				77

Diversified Minerals (0.08%)				Food - Wholesale & Distribution (0.05%)
BHP Billiton PLC	1,220		33	Sysco Corp	1,692		45
Xstrata PLC	2,525		36

			69	Gas - Distribution (0.07%)

				Atmos Energy Corp	1,112		31
Electric - Integrated (0.48%)
				Just Energy Income Fund	2,100		26

Avista Corp	1,414		27
							57

E.ON AG	2,249		86

EDP - Energias de Portugal SA	7,347		32	Hotels & Motels (0.07%)

Enel SpA	10,401		62	Choice Hotels International Inc	1,800		54

Iberdrola SA	3,172		29

Public Power Corp SA	809		16	Import & Export (0.19%)
				ITOCHU Corp	5,000		32
Public Service Enterprise Group Inc	1,662		50
				Mitsubishi Corp	3,100		66
RWE AG	694		61
				Sumitomo Corp	5,800		56

Xcel Energy Inc	1,567		29

							154

			392

				Instruments - Scientific (0.04%)
Electric - Transmission (0.03%)
				Thermo Fisher Scientific Inc (a)	689		31
National Grid PLC	2,841		28

				Investment Companies (0.07%)
Electronic Components - Semiconductors (0.02%)
				Allied Capital Corp	9,627		30
Intel Corp	882		17
				Ares Capital Corp	2,576		27

Electronics - Military (0.04%)							57

L-3 Communications Holdings Inc	420		30	Life & Health Insurance (0.25%)
				Aviva PLC	8,336		52
Engineering - Research & Development Services (0.11%)
				Conseco Inc (a)	7,014		37
ABB Ltd (a)	1,652		31
				Old Mutual PLC	28,605		50
Monadelphous Group Ltd	5,010		59

				Protective Life Corp	1,732		33
			90

				Unum Group	1,744		35

Enterprise Software & Services (0.08%)							207

CA Inc	1,151		24
				Medical - Drugs (0.61%)
Oracle Corp	1,865		40

				AstraZeneca PLC	1,544		69
			64

				Bristol-Myers Squibb Co	3,094		68

Finance - Investment Banker & Broker (0.06%)				Eisai Co Ltd	900		32

BinckBank N.V.	1,240		25	Endo Pharmaceuticals Holdings Inc (a)	1,321		30

TD Ameritrade Holding Corp (a)	1,165		22	Merck & Co Inc/NJ	2,067		64

			47	Pfizer Inc	6,798		116

				Roche Holding AG	170		27

See accompanying notes

269

Schedule of Investments
Global Diversified Income Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Oil Company - Exploration & Production
Sanofi-Aventis SA	1,288 $	94	(continued)

			EnCana Corp (a)	600 $	33
		500

			NAL Oil & Gas Trust	3,200	34
Medical - HMO (0.06%)			Nexen (a)	1,200	26
UnitedHealth Group Inc	1,900	49	Occidental Petroleum Corp	547	41
			Penn West Energy Trust (a)	2,600	43
Medical - Outpatient & Home Medical Care (0.04%)
			Talisman Energy (a)	1,400	24

Gentiva Health Services Inc (a)	1,383	33
					590

Medical Products (0.10%)			Oil Company - Integrated (0.97%)
Covidien PLC	1,188	50	BP PLC	14,605	137
Johnson & Johnson	582	34	Chevron Corp	1,838	141

		84	ConocoPhillips	1,984	100

Metal - Copper (0.12%)			Exxon Mobil Corp	3,661	262
First Quantum Minerals Ltd	400	27	Husky Energy Inc	1,000	26
Inmet Mining Corp	800	43	Marathon Oil Corp	812	26
Kazakhmys PLC	1,525	27	Royal Dutch Shell PLC - A Shares	1,541	46

		97	Royal Dutch Shell PLC - B Shares	2,199	63

					801

Metal - Diversified (0.08%)
Boliden AB	1,550	19	Oil Refining & Marketing (0.06%)
Rio Tinto Ltd	891	49	Hellenic Petroleum SA	1,536	19

		68	Nippon Oil Corp	6,000	29

					48

Miscellaneous Manufacturers (0.04%)
GWA International Ltd	11,929	30	Paper & Related Products (0.08%)
			International Paper Co	1,543	34
Multi-Line Insurance (0.10%)			Svenska Cellulosa AB	2,581	36

ACE Ltd	817	42			70

Zurich Financial Services	194	44

			Pipelines (5.07%)
		86

			Buckeye Partners LP	5,700	283
Multimedia (0.08%)			Copano Energy LLC	5,250	90
McGraw-Hill Cos Inc/The	1,349	39	DCP Midstream Partners LP	3,800	98
Vivendi	885	24	Enbridge Energy Partners LP	7,300	339

		63	Energy Transfer Equity LP	1,625	46

Networking Products (0.03%)			Energy Transfer Partners LP	9,000	390
Cisco Systems Inc (a)	1,124	26	Enterprise Products Partners LP	6,795	191
			Holly Energy Partners LP	4,000	153
Office Automation & Equipment (0.17%)			Kinder Morgan Management LLC (a)	9,447	442
Canon Inc	2,300	86	Magellan Midstream Partners LP	7,730	300
Pitney Bowes Inc	1,055	26	MarkWest Energy Partners LP	4,135	99
Xerox Corp	3,697	28	NuStar Energy LP	5,315	285

		140	ONEOK Partners LP	6,250	340

			Plains All American Pipeline LP	7,750	371
Oil - Field Services (0.04%)
Technip SA	559	35	Spectra Energy Corp	3,166	61
			Sunoco Logistics Partners LP	4,125	241
Oil Company - Exploration & Production (0.72%)			Targa Resources Partners LP	7,450	148
Apache Corp	389	37	TC Pipelines LP	5,300	207
Canadian Natural Resources (a)	400	26	Western Gas Partners LP	2,500	46
Daylight Resources Trust (a)	4,242	34	Williams Cos Inc	2,232	42

Duncan Energy Partners LP	14,100	292			4,172

See accompanying notes

270

Schedule of Investments Global Diversified Income Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Power Converter & Supply Equipment (0.04%)			REITS - Apartments (continued)
Schneider Electric SA	323 $	34	Northern Property Real Estate Investment
			Trust	2,400$	45
Printing - Commercial (0.03%)			UDR Inc	5,600	80

Dai Nippon Printing Co Ltd	2,000	25			725

			REITS - Diversified (4.32%)
Property & Casualty Insurance (0.12%)
			Australand Property Group	260,400	123
Chubb Corp	881	43
			British Land Co PLC	22,900	177
Travelers Cos Inc/The	1,198	59

			Cambridge Industrial Trust	288,000	95
		102

			CapitaCommercial Trust	38,000	29
Publishing - Periodicals (0.04%)			CapLease Inc	17,500	60
PagesJaunes Groupe SA	2,607	32	Colonial Properties Trust	7,690	81
			Cominar Real Estate Investment Trust	4,200	70
Real Estate Management & Services (0.24%)
			Corio NV	1,800	122
Castellum AB	5,600	52
			Dexus Property Group	196,429	139
Fabege AB	15,600	91
			Digital Realty Trust Inc	2,700	122
PSP Swiss Property AG (a)	1,020	57

			Entertainment Properties Trust	2,500	85
		200

			Eurocommercial Properties NV	1,300	56
Real Estate Operator & Developer (2.60%)			Fonciere Des Regions	1,200	132
Beijing Capital Land Ltd	212,000	89	Gecina SA	730	78
Brookfield Properties Corp (a)	14,300	149	Goodman Group	146,000	78
CapitaLand Ltd	23,000	67	GPT Group	272,000	139
China Resources Land Ltd	16,000	38	Hammerson PLC	20,700	137
FKP Property Group	156,900	97	Kenedix Realty Investment Corp	23	66
GAGFAH SA	5,000	47	Klepierre	2,975	123
Hang Lung Properties Ltd	34,000	128	Land Securities Group PLC	20,100	217
Henderson Land Development Co Ltd	9,000	64	Mirvac Group	81,300	106
Hongkong Land Holdings Ltd	40,000	189	PS Business Parks Inc	682	33
Hysan Development Co Ltd	56,000	165	Segro PLC	26,849	155
New World Development Ltd	45,000	97	Shaftesbury PLC	4,300	27
Renhe Commercial Holdings Co Ltd	618,000	119	Stockland	52,000	173
Sino Land Co Ltd	48,000	91	Unibail-Rodamco SE	2,150	476
Sun Hung Kai Properties Ltd	53,000	803	Vastned Offices/Industrial	3,400	59

		2,143	Vornado Realty Trust	3,829	228

Regional Banks (0.17%)			Washington Real Estate Investment Trust	4,100	109
Wells Fargo & Co	5,130	141	Wereldhave NV	630	62

					3,557

Reinsurance (0.10%)
			REITS - Healthcare (1.07%)
Allied World Assurance Co Holdings Ltd	897	40
			HCP Inc	9,400	278
Muenchener Rueckversicherungs AG	286	46

			Health Care REIT Inc	2,100	93
		86

			National Health Investors Inc	900	27
REITS - Apartments (0.88%)			Nationwide Health Properties Inc	3,800	123
American Campus Communities Inc	1,800	49	Omega Healthcare Investors Inc	8,000	121
Associated Estates Realty Corp	5,300	48	Ventas Inc	5,976	240

AvalonBay Communities Inc	1,000	69			882

Education Realty Trust Inc	15,700	79
			REITS - Hotels (0.25%)
Equity Residential	4,600	133
			Host Hotels & Resorts Inc	15,700	159
Essex Property Trust Inc	1,600	120
			LaSalle Hotel Properties	2,500	43

Home Properties Inc	2,600	102
					202

See accompanying notes

271

Schedule of Investments

Global Diversified Income Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

REITS - Mortgage (0.06%)			REITS - Warehouse & Industrial (continued)

Annaly Capital Management Inc	2,822 $	48	ProLogis	19,914 $		226

						281

REITS - Office Property (1.48%)
			Retail - Apparel & Shoe (0.03%)
Alexandria Real Estate Equities Inc	1,700	92
			Gap Inc/The	1,059		23
Boston Properties Inc	4,277	260

Brandywine Realty Trust	9,686	93
			Retail - Building Products (0.12%)

Corporate Office Properties Trust SBI MD	546	18	Home Depot Inc	2,054		52

Douglas Emmett Inc	4,000	47	Kingfisher PLC	6,118		22

Great Portland Estates PLC	14,800	60	Travis Perkins PLC	2,257		28

ICADE	350	37				102

Japan Real Estate Investment Corp	4	32

Macquarie Office Trust	423,000	118	Retail - Major Department Store (0.03%)
			PPR	233		25
Nippon Building Fund Inc	17	139

Nomura Real Estate Office Fund Inc	17	105
			Retail - Miscellaneous/Diversified (0.05%)
SL Green Realty Corp	2,700	105
			Wesfarmers Ltd	1,652		41
Societe Immobiliere de Location pour
l'Industrie et le Commerce	420	53
			Retail - Office Supplies (0.04%)
Tishman Speyer Office Fund	170,000	56

			Staples Inc	1,391		30
		1,215

REITS - Regional Malls (0.96%)			Retail - Propane Distribution (0.37%)

CBL & Associates Properties Inc	16,329	133	Inergy LP	9,720		301

Macerich Co/The	4,963	148
			Savings & Loans - Thrifts (0.03%)
Simon Property Group Inc	6,042	410
			New York Community Bancorp Inc	2,036		22
Taubman Centers Inc	3,100	95

		786	Storage & Warehousing (0.06%)

REITS - Shopping Centers (2.16%)			Safestore Holdings Plc	20,700		48

Acadia Realty Trust	2,700	43

Developers Diversified Realty Corp	9,069	78	Telecommunication Services (0.03%)

Federal Realty Investment Trust	2,965	175	Singapore Telecommunications Ltd	12,000		25

Fortune Real Estate Investment Trust	197,000	71
			Telephone - Integrated (0.43%)
Japan Retail Fund Investment Corp	34	160
			AT&T Inc	3,437		88
Link REIT/The	52,000	117
			CenturyTel Inc	1,075		35
Lippo-Mapletree Indonesia Retail Trust	244,000	81
			Cincinnati Bell Inc (a)	11,075		34
Macquarie CountryWide Trust	100,000	55
			Nippon Telegraph & Telephone Corp	700		29
Ramco-Gershenson Properties Trust	13,297	117
			Qwest Communications International Inc	3,853		14
RioCan Real Estate Investment Trust	9,400	159
			Swisscom AG	96		35
Tanger Factory Outlet Centers	3,100	118
			Telefonica SA	791		22
Vastned Retail NV	1,000	67
			Verizon Communications Inc	1,923		57
Westfield Group	49,562	537

			Windstream Corp	3,970		38

		1,778

						352

REITS - Single Tenant (0.19%)
			Theaters (0.02%)
National Retail Properties Inc	1,586	31
			Regal Entertainment Group	1,500		19
Realty Income Corp	5,500	127

		158	Tobacco (0.16%)

REITS - Storage (0.35%)			Altria Group Inc	3,023		55

Public Storage	3,900	287	British American Tobacco PLC	617		19
			Lorillard Inc	280		22

REITS - Warehouse & Industrial (0.34%)

AMB Property Corp	2,500	55

See accompanying notes

272

Schedule of Investments Global Diversified Income Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			PREFERRED STOCKS (continued)

Tobacco (continued)			Electric - Integrated (continued)

Reynolds American Inc	718 $	35	PPL Capital Funding Inc	6,200 $	152

		131			894

Transport - Equipment & Leasing (0.03%)			Finance - Investment Banker & Broker (2.00%)

Aircastle Ltd	3,042	24	Credit Suisse Guernsey Ltd	27,300	676

			JP Morgan Chase Capital XI	30,000	652

Transport - Marine (0.04%)			Morgan Stanley Capital Trust III	7,600	160

Pacific Basin Shipping Ltd	48,000	35	Morgan Stanley Capital Trust IV	5,900	122

			Morgan Stanley Capital Trust V	2,000	39

Wire & Cable Products (0.04%)
					1,649

Nexans SA	433	31

TOTAL COMMON STOCKS	$ 25,348		Finance - Other Services (0.10%)

			National Rural Utilities Cooperative Finance
PREFERRED STOCKS (15.23%)			Corp 6.10%	1,400	34

Cable/Satellite TV (0.10%)			National Rural Utilities Cooperative Finance
Comcast Corp 6.63%	3,500	80	Corp 6.75%	1,800	45

					79

Cellular Telecommunications (0.16%)
			Investment Management & Advisory Services (0.72%)
US Cellular Corp 7.50%	3,700	87
			Ameriprise Financial Inc	11,100	277
US Cellular Corp 8.75%	1,900	48

			Deutsche Bank Contingent Capital Trust II	10,000	204
		135

			Deutsche Bank Contingent Capital Trust III	5,000	115

Commercial Banks (1.41%)					596

Banesto Holdings Ltd (b)	7,000	156
			Life & Health Insurance (0.62%)
Barclays Bank PLC 6.63%	11,900	240
			Lincoln National Corp 6.75%	9,100	184
Barclays Bank PLC 7.75%	10,300	236
			Prudential PLC 6.50%	3,200	67
BB&T Capital Trust V	3,400	88
			Prudential PLC 6.75%	10,000	217
M&T Capital Trust IV	7,000	176
			Torchmark Capital Trust III	1,800	42

National Bank of Greece SA	9,100	223
					510

VNB Capital Trust I	1,500	37

		1,156	Money Center Banks (0.63%)

			Fleet Capital Trust IX	8,200	145
Diversified Banking Institutions (0.68%)
			Santander Finance Preferred SA Unipersonal	13,700	375

HSBC Holdings PLC 6.20%	25,900	556
					520

Diversified Financial Services (0.68%)			Multi-Line Insurance (0.79%)

Citigroup Capital VII	10,200	203	Aegon NV 6.375%	4,100	68

Citigroup Capital XI	800	13	Allianz SE	16,200	384

General Electric Capital Corp 5.88%	1,900	43	ING Groep NV 7.20%	11,300	200

General Electric Capital Corp 6.00%	4,500	104			652

General Electric Capital Corp 6.05%	2,500	60
			Multimedia (0.37%)
General Electric Capital Corp 6.10%	2,200	52
			Viacom Inc	13,300	305
General Electric Capital Corp 6.45%	3,500	87

		562	Oil Company - Exploration & Production (0.08%)

Electric - Integrated (1.09%)			Nexen Inc	2,900	68

Alabama Power Co - Series II	1,500	38

Dominion Resources Inc/VA	6,500	174	Property & Casualty Insurance (0.24%)
			Arch Capital Group Ltd 7.88%	1,500	35
Entergy Arkansas Inc	1,900	47
			Arch Capital Group Ltd 8.00%	6,800	165

Entergy Mississippi Inc 7.25%	1,000	25
					200

Entergy Texas Inc	10,400	282

FPL Group Capital Inc 8.75%	5,900	166	Regional Banks (1.59%)

Georgia Power Co 6.00%	400	10	Fifth Third Capital Trust VI	2,400	45

			Fifth Third Capital Trust VII	9,400	217

See accompanying notes

273

Schedule of Investments
Global Diversified Income Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Regional Banks (continued)			Telephone - Integrated (continued)
Fleet Capital Trust VIII	7,100 $	144	Telephone & Data Systems Inc 7.60%	6,300 $	145

National City Capital Trust II	3,100	66			202

National City Capital Trust III	1,000	21
			Television (0.54%)
SunTrust Capital IX	4,600	102	CBS Corp 6.75%	11,400	237
USB Capital VI	4,300	90	CBS Corp 7.25%	9,600	206

USB Capital VII	13,100	275			443
USB Capital XII	1,800	40

Wachovia Capital Trust IV	1,900	41	TOTAL PREFERRED STOCKS	$ 12,529

Wachovia Capital Trust IX	9,400	200		Principal
Wachovia Capital Trust X	2,400	59		Amount	Value
Wells Fargo Capital IX	400	8		(000's)	(000's)

		1,308	BONDS (46.85%)

			Advertising Agencies (0.40%)
Reinsurance (0.15%)
			MDC Partners Inc
RenaissanceRe Holdings Ltd - Series B	5,300	123
			11.00%, 11/ 1/2016 (b)	$ 325	325
REITS - Diversified (0.42%)
			Aerospace & Defense (0.30%)
Vornado Realty LP (a)	9,200	221
			Global Aviation Holdings Ltd
Vornado Realty Trust - Series G	2,900	59	14.00%, 8/15/2013 (b)	250	248
Vornado Realty Trust - Series I	3,200	66

		346	Airlines (1.71%)

			American Airlines Pass Through Trust 2001-02
REITS - Shopping Centers (1.00%)
			7.86%, 10/ 1/2011	230	229
Kimco Realty Corp 6.65%	7,600	154
			American Airlines Pass Through Trust 2009-1A
Kimco Realty Corp 7.75%	8,100	189	10.38%, 7/ 2/2019	175	186
Regency Centers Corp 7.25%	1,500	33	Delta Air Lines Inc
Regency Centers Corp 7.45%	8,100	180	7.92%, 5/18/2012	250	243
Weingarten Realty Investors 6.75%	1,600	32	12.25%, 3/15/2015 (b)	250	236
Weingarten Realty Investors 8.10% (a)	11,200	232	6.72%, 1/ 2/2023	341	297

		820	United Air Lines Inc

			10.40%, 5/ 1/2018	215	219

REITS - Storage (0.67%)
Public Storage Inc 6.60%; Series C	20,000	431			1,410

Public Storage Inc 6.75%; Series L	1,600	35	Beverages - Wine & Spirits (0.53%)
Public Storage Inc 6.95%; Series H	3,600	82	Constellation Brands Inc

		548	8.38%, 12/15/2014	370	390

			7.25%, 9/ 1/2016	45	45

Special Purpose Entity (0.94%)
					435

Corporate-Backed Trust Certificates 7.63%	3,400	87
Corporate-Backed Trust Certificates - Series			Cable/Satellite TV (0.44%)
BMY	900	22	CSC Holdings Inc/United States
CORTS Trust for Bristol Meyers Squibb	2,800	72	8.50%, 4/15/2014 (b)	20	21
Deutsche Bank Capital Funding Trust IX	4,200	88	Kabel Deutschland GmbH
Deutsche Bank Capital Funding Trust X	5,900	133	10.63%, 7/ 1/2014	165	174
National City Capital Trust IV	9,200	225	UPC Holding BV
			9.88%, 4/15/2018 (b)	155	164

PreferredPlus TR-CCR1 6.00%; Series GSC3	1,600	33
					359

PreferredPlus TR-CCR1 6.00%; Series GSC4	2,900	59
PreferredPlus TR-CCR1 7.63%; Series VER1	2,300	58	Casino Hotels (0.38%)

		777	Harrah's Operating Escrow LLC / Harrah's

			Escrow Corp
Telephone - Integrated (0.25%)			11.25%, 6/ 1/2017 (b)	10	10
AT&T Inc	2,200	57	MGM Mirage
			8.50%, 9/15/2010	210	208

See accompanying notes

274

Schedule of Investments Global Diversified Income Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Casino Hotels (continued)			Computer Services (continued)
MGM Mirage (continued)			Sungard Data Systems Inc
13.00%, 11/15/2013 (b)	$ 65 $	74	10.25%, 8/15/2015	$ 140 $		144

10.38%, 5/15/2014 (b)	15	16				491

		308

			Computers - Memory Devices (0.19%)
Casino Services (0.33%)			Seagate Technology HDD Holdings
Peninsula Gaming LLC			6.80%, 10/ 1/2016	100		98
8.38%, 8/15/2015 (b)	70	69	Seagate Technology International/Cayman
10.75%, 8/15/2017 (b)	175	174	Islands
			10.00%, 5/ 1/2014 (b)	55		61

Snoqualmie Entertainment Authority
9.13%, 2/ 1/2015 (b)	50	26				159

		269	Containers - Metal & Glass (0.16%)

Cellular Telecommunications (1.84%)			Ball Corp
			7.38%, 9/ 1/2019	130		133
America Movil SAB de CV
5.63%, 11/15/2017	40	41
			Containers - Paper & Plastic (0.33%)
Centennial Communications Corp
6.04%, 1/ 1/2013 (c)	60	59	Graphic Packaging International Inc
			9.50%, 6/15/2017 (b)	80		84
Cricket Communications Inc
9.38%, 11/ 1/2014	135	131	9.50%, 6/15/2017 (b)	70		74
7.75%, 5/15/2016 (b)	100	100	Norampac Industries Inc
			6.75%, 6/ 1/2013	65		63
Digicel Group Ltd
12.00%, 4/ 1/2014 (b)	35	39	Plastipak Holdings Inc
			10.63%, 8/15/2019 (b)	45		49

9.13%, 1/15/2015 (b)	525	504
						270

Nextel Communications Inc
7.38%, 8/ 1/2015	250	222	Cruise Lines (0.37%)
VIP Finance Ireland Ltd for OJSC Vimpel			Royal Caribbean Cruises Ltd
Communications			6.88%, 12/ 1/2013	325		308
8.38%, 4/30/2013 (b)	100	103
9.13%, 4/30/2018 (b)	300	313	Data Processing & Management (0.30%)

		1,512	First Data Corp

			9.88%, 9/24/2015	270		249
Chemicals - Diversified (0.09%)
Dow Chemical Co/The			Direct Marketing (0.31%)
8.55%, 5/15/2019	65	74
			Affinion Group Inc
			10.13%, 10/15/2013	250		256
Coal (0.33%)
Adaro Indonesia PT			Distribution & Wholesale (0.28%)
7.63%, 10/22/2019 (b)	100	99
			VWR Funding Inc
Arch Coal Inc			11.25%, 7/15/2015	250		234
8.75%, 8/ 1/2016 (b)	170	174

		273	Diversified Banking Institutions (0.66%)

Commercial Banks (1.15%)			Bank of America Corp
			5.42%, 3/15/2017	125		122
Banco do Brasil SA
8.50%, 12/31/2020 (b)	420	432	BNP Paribas
			7.20%, 6/29/2049 (b)	400		366
Halyk Savings Bank of Kazakhstan JSC
7.25%, 5/ 3/2017 (b)	210	175	GMAC Inc
			7.75%, 1/19/2010 (b)	55		55

VTB Capital SA
6.61%, 10/31/2012 (b)	125	127				543

6.88%, 5/29/2018 (b)	210	208	Diversified Financial Services (0.52%)

		942	TNK-BP Finance SA

			6.63%, 3/20/2017 (b)	450		429
Computer Services (0.60%)
Stream Global Services Inc
11.25%, 10/ 1/2014 (b)	350	347

See accompanying notes

275

Schedule of Investments
Global Diversified Income Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Minerals (0.69%)			Finance - Credit Card (0.16%)
Teck Cominco Ltd			Discover Financial Services
7.00%, 9/15/2012	$ 25 $	26	6.45%, 6/12/2017	$ 140 $		132
Teck Resources Ltd
9.75%, 5/15/2014	50	56	Finance - Investment Banker & Broker (0.58%)
10.25%, 5/15/2016	95	110	E*Trade Financial Corp
10.75%, 5/15/2019	260	303	7.38%, 9/15/2013	145		130
Vale Overseas Ltd			Jefferies Group Inc
5.63%, 9/15/2019	75	75	8.50%, 7/15/2019	250		271

		570	UBS Preferred Funding Trust V

			6.24%, 5/29/2049	95		75

Diversified Operations (0.32%)						476

Susser Holdings LLC / Susser Finance Corp
10.63%, 12/15/2013	250	259	Finance - Other Services (0.12%)
			Icahn Enterprises LP / Icahn Enterprises
Diversified Operations & Commercial Services (0.39%)			Finance Corp
			7.13%, 2/15/2013	100		98
Aramark Corp
8.50%, 2/ 1/2015	315	318
			Gambling (Non-Hotel) (0.40%)
Electric - Generation (1.94%)			Pinnacle Entertainment Inc
			7.50%, 6/15/2015	105		94
AES Corp/The
9.75%, 4/15/2016 (b)	300	327	River Rock Entertainment Authority/The
			9.75%, 11/ 1/2011	250		232

Elwood Energy LLC
8.16%, 7/ 5/2026	228	203				326

Indiantown Cogeneration LP			Hotels & Motels (0.23%)
9.26%, 12/15/2010	145	146	Wyndham Worldwide Corp
Korea Hydro & Nuclear Power Co Ltd			9.88%, 5/ 1/2014	170		187
6.25%, 6/17/2014 (b)	125	134
Midwest Generation LLC			Independent Power Producer (0.52%)
8.56%, 1/ 2/2016	376	382	NRG Energy Inc
Reliant Energy Mid-Atlantic Power Holdings			7.25%, 2/ 1/2014	255		253
LLC			8.50%, 6/15/2019	175		177

9.24%, 7/ 2/2017	378	405

						430

		1,597

			Insurance Brokers (0.27%)
Electric - Integrated (0.37%)			USI Holdings Corp
CMS Energy Corp			9.75%, 5/15/2015 (b)	250		223
8.75%, 6/15/2019	25	28
FPL Group Capital Inc			Investment Companies (0.68%)
7.30%, 9/ 1/2067 (c)	200	197	Allied Capital Corp
Texas Competitive Electric Holdings Co LLC			6.63%, 7/15/2011	440		399
10.25%, 11/ 1/2015 (c)	110	78	6.00%, 4/ 1/2012	195		163

		303				562

Finance - Auto Loans (0.12%)			Investment Management & Advisory Services (0.38%)
Ford Motor Credit Co LLC			Janus Capital Group Inc
8.00%, 6/ 1/2014	105	102	6.95%, 6/15/2017 (c)	100		95
			Nuveen Investments Inc
Finance - Commercial (0.06%)			10.50%, 11/15/2015 (b)	250		221

CIT Group Inc
						316

0.00%, 2/ 1/2010 (a)	25	16
0.00%, 2/13/2014 (a)	45	29	Life & Health Insurance (0.89%)

		45	Lincoln National Corp

			7.00%, 5/17/2066 (c)	275		226
			Nationwide Financial Services
			6.75%, 5/15/2037	250		189

See accompanying notes

276

Schedule of Investments
Global Diversified Income Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Life & Health Insurance (continued)			Mortgage Backed Securities (continued)
Prudential Financial Inc			Credit Suisse Mortgage Capital Certificates
8.88%, 6/15/2038 (c)	$ 300 $	319	(continued)

		734	5.85%, 3/15/2039	$ 200 $	176

			5.72%, 6/15/2039 (c)	375	310
Machinery - General Industry (0.40%)
			GMAC Commercial Mortgage Securities Inc
CPM Holdings Inc			7.84%, 8/16/2033	350	354
10.63%, 9/ 1/2014 (b)	100	104
			GS Mortgage Securities Corp II
Douglas Dynamics LLC			5.81%, 8/10/2045 (c)	450	378
7.75%, 1/15/2012 (b)	250	228

			LB-UBS Commercial Mortgage Trust
		332	7.70%, 7/15/2032	350	352

Medical - Biomedical/Gene (0.04%)			5.88%, 6/15/2038 (c)	400	394
Bio-Rad Laboratories Inc			5.86%, 7/15/2040 (c)	445	382
8.00%, 9/15/2016 (b)	30	31	Wachovia Bank Commercial Mortgage Trust
			5.37%, 11/15/2048	200	111

Medical - Drugs (0.12%)					3,947

Axcan Intermediate Holdings Inc
9.25%, 3/ 1/2015	50	53	Motion Pictures & Services (0.23%)
Elan Finance PLC/Elan Finance Corp			Lions Gate Entertainment Inc
4.44%, 11/15/2011 (c)	45	42	10.25%, 11/ 1/2016 (b)	195	191

		95

			Music (0.39%)
Medical - Hospitals (0.35%)			WMG Acquisition Corp
Community Health Systems Inc			9.50%, 6/15/2016 (b)	100	107
8.88%, 7/15/2015	100	103	WMG Holdings Corp
HCA Inc			0.00%, 12/15/2014 (c)	220	218

9.63%, 11/15/2016	100	106			325

9.88%, 2/15/2017 (b)	10	11
			Mutual Insurance (0.27%)
HCA Inc/DE
			Liberty Mutual Group Inc
8.50%, 4/15/2019 (b)	65	69

			10.75%, 6/15/2058 (b)(c)	210	220
		289

Medical - Outpatient & Home Medical Care (0.38%)			Oil Company - Exploration & Production (3.69%)
Apria Healthcare Group Inc			Atlas Energy Operating Co LLC / Atlas Energy
12.38%, 11/ 1/2014 (b)	250	272	Finance Corp
			12.13%, 8/ 1/2017	250	273
Select Medical Corp
7.63%, 2/ 1/2015	40	38	Chesapeake Energy Corp

			9.50%, 2/15/2015	50	54
		310

			Denbury Resources Inc
Medical Products (0.33%)			9.75%, 3/ 1/2016	145	156
Biomet Inc			Gaz Capital SA
11.63%, 10/15/2017	250	274	7.51%, 7/31/2013 (b)	350	373
			7.29%, 8/16/2037 (b)	100	93
Mortgage Backed Securities (4.80%)			KazMunaiGaz Finance Sub BV
Banc of America Commercial Mortgage Inc			9.13%, 7/ 2/2018 (b)	425	467
5.17%, 9/10/2047	200	202
			Linn Energy LLC
5.49%, 2/10/2051	205	181	9.88%, 7/ 1/2018	140	143
Bear Stearns Commercial Mortgage Securities			McMoRan Exploration Co
8.19%, 2/15/2010	350	350	11.88%, 11/15/2014	250	252
Citigroup / Deutsche Bank Commercial			OPTI Canada Inc
Mortgage Trust			7.88%, 12/15/2014	90	70
5.89%, 11/15/2044	300	297
			Petrohawk Energy Corp
Commercial Mortgage Loan Trust			9.13%, 7/15/2013	340	352
6.02%, 9/10/2017 (c)	460	396
			10.50%, 8/ 1/2014	35	38
Credit Suisse Mortgage Capital Certificates
			Petroleum Development Corp
5.73%, 2/15/2039	100	64
			12.00%, 2/15/2018	112	112
See accompanying notes

277

Schedule of Investments
Global Diversified Income Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Company - Exploration & Production			REITS - Healthcare (0.05%)
(continued)			Ventas Realty LP / Ventas Capital Corp
Pioneer Natural Resources Co			6.50%, 6/ 1/2016	$ 45 $	43
6.65%, 3/15/2017	$ 180 $	172
Plains Exploration & Production Co			Rental - Auto & Equipment (0.10%)
10.00%, 3/ 1/2016	155	166	Hertz Corp/The
Quicksilver Resources Inc			8.88%, 1/ 1/2014	80	81
11.75%, 1/ 1/2016	65	72
Stone Energy Corp			Research & Development (0.28%)
8.25%, 12/15/2011	250	240	Catalent Pharma Solutions Inc

		3,033	9.50%, 4/15/2015	263	229

Oil Company - Integrated (0.65%)
			Retail - Discount (0.11%)
Ecopetrol SA
			Dollar General Corp
7.63%, 7/23/2019	130	142
			11.88%, 7/15/2017	80	90
Petrobras International Finance Co
7.88%, 3/15/2019	350	395

			Retail - Drug Store (0.26%)
		537	Rite Aid Corp

Oil Refining & Marketing (0.07%)			9.75%, 6/12/2016	120	130
Tesoro Corp/Texas			10.38%, 7/15/2016	85	85

6.63%, 11/ 1/2015	65	60			215

			Retail - Perfume & Cosmetics (0.32%)
Paper & Related Products (0.44%)
			Sally Holdings LLC/Sally Capital Inc
Cascades Inc
			10.50%, 11/15/2016	250	265
7.25%, 2/15/2013	85	83
Domtar Corp
			Retail - Regional Department Store (0.18%)
10.75%, 6/ 1/2017	155	178
			Neiman Marcus Group Inc/The
Inversiones CMPC SA			9.00%, 10/15/2015	169	150
6.13%, 11/ 5/2019 (b)(d)(e)	100	99

		360	Retail - Restaurants (1.28%)

Physician Practice Management (0.17%)			Arcos Dorados BV
US Oncology Inc			7.50%, 10/ 1/2019 (b)	300	289
9.13%, 8/15/2017 (b)	130	137	Dave & Buster's Inc
			11.25%, 3/15/2014	250	253
Pipelines (0.51%)			El Pollo Loco Inc
Copano Energy LLC / Copano Energy Finance			11.75%, 12/ 1/2012 (b)	250	263
Corp			Landry's Restaurants Inc
8.13%, 3/ 1/2016	140	137	14.00%, 8/15/2011	250	251

Dynegy Holdings Inc					1,056

8.38%, 5/ 1/2016	250	233
			Rubber - Tires (0.09%)
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp			Goodyear Tire & Rubber Co/The
6.88%, 11/ 1/2014 (b)	20	19	10.50%, 5/15/2016	70	76
8.75%, 4/15/2018	30	30

			Satellite Telecommunications (1.04%)
		419

			DigitalGlobe Inc
Publishing - Periodicals (0.11%)			10.50%, 5/ 1/2014 (b)	195	211
Nielsen Finance LLC / Nielsen Finance Co			GeoEye Inc
10.00%, 8/ 1/2014	45	46	9.63%, 10/ 1/2015 (b)	250	258
11.50%, 5/ 1/2016	45	48	Intelsat Bermuda Ltd

		94	11.25%, 2/ 4/2017 (b)(c)	220	219

			Intelsat Subsidiary Holding Co Ltd
Real Estate Operator & Developer (0.18%)
			8.88%, 1/15/2015 (b)	95	95
Country Garden Holdings Co
11.75%, 9/10/2014 (b)	145	145

See accompanying notes

278

Schedule of Investments
Global Diversified Income Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Satellite Telecommunications (continued)			Steel - Producers (0.88%)
Telesat Canada / Telesat LLC			Evraz Group SA
11.00%, 11/ 1/2015	$ 65 $	71	9.50%, 4/24/2018 (b)	$ 460 $	453

		854	Steel Dynamics Inc

			6.75%, 4/ 1/2015	190	180
Seismic Data Collection (0.07%)
			8.25%, 4/15/2016 (b)(c)	90	91

Cie Generale de Geophysique-Veritas
9.50%, 5/15/2016 (b)	55	58			724

			Telecommunication Services (1.09%)
Sovereign (4.60%)			Globo Comunicacoe e Participacoes SA
Brazilian Government International Bond			7.25%, 4/26/2022 (b)	100	104
5.88%, 1/15/2019	200	211	Telcordia Technologies Inc
Colombia Government International Bond			4.03%, 7/15/2012 (b)(c)	185	160
7.38%, 9/18/2037	245	271	West Corp
6.13%, 1/18/2041	100	95	9.50%, 10/15/2014	250	250
El Salvador Government International Bond			Wind Acquisition Finance SA
7.65%, 6/15/2035 (b)	190	190	11.75%, 7/15/2017 (b)	340	384

Indonesia Government International Bond					898

11.63%, 3/ 4/2019 (b)	100	138
			Telephone - Integrated (2.50%)
7.75%, 1/17/2038 (b)	230	248
			Axtel SAB de CV
Panama Government International Bond
			9.00%, 9/22/2019 (b)	433	446
7.25%, 3/15/2015	90	100
			Frontier Communications Corp
Peruvian Government International Bond
			8.13%, 10/ 1/2018	250	251
7.13%, 3/30/2019	382	434
			Level 3 Financing Inc
Philippine Government International Bond
			9.25%, 11/ 1/2014	210	187
8.38%, 6/17/2019	100	121
			Sprint Nextel Corp
Poland Government International Bond
			6.00%, 12/ 1/2016	250	215
6.38%, 7/15/2019	465	512
			8.38%, 8/15/2017	200	193
Republic of Lithuania
6.75%, 1/15/2015 (b)	100	101	Telemar Norte Leste SA
			9.50%, 4/23/2019 (b)	320	377
Republic of Turkey
7.50%, 11/ 7/2019	100	113	Windstream Corp
			8.63%, 8/ 1/2016	375	385

Russian Foreign Bond - Eurobond
7.50%, 3/31/2030 (b)	56	63			2,054

United Mexican States			Theaters (0.06%)
5.95%, 3/19/2019	172	180	AMC Entertainment Inc
Uruguay Government International Bond			11.00%, 2/ 1/2016	50	52
6.88%, 9/28/2025	228	236
Venezuela Government International Bond			Transport - Services (0.18%)
8.50%, 10/ 8/2014	725	618	TGI International Ltd
9.25%, 9/15/2027	142	113	9.50%, 10/ 3/2017 (b)	135	144
9.38%, 1/13/2034	60	43

		3,787	Travel Services (0.30%)

			Travelport LLC
Special Purpose Entity (0.77%)			9.88%, 9/ 1/2014	250	246
AES Red Oak LLC
8.54%, 11/30/2019	200	190	Wire & Cable Products (0.22%)
CEVA Group PLC			Coleman Cable Inc
11.63%, 10/ 1/2016 (b)	300	304	9.88%, 10/ 1/2012	185	184

Chukchansi Economic Development Authority			TOTAL BONDS		$ 38,546

4.91%, 11/15/2012 (b)(c)	155	96
Piper Jaffray Equipment Trust Securities			SENIOR FLOATING RATE INTERESTS (3.44%)
6.00%, 9/10/2011 (b)(d)	46	46	Auto - Car & Light Trucks (0.70%)

		636	Ford Motor Co, Term Loan B

			3.29%, 12/16/2013 (c)	644	572

See accompanying notes

279

Schedule of Investments
Global Diversified Income Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			REPURCHASE AGREEMENTS (1.89%)
Auto - Medium & Heavy Duty Trucks (0.10%)			Diversified Banking Institutions (1.89%)
Oshkosh Truck Corp, Term Loan B			Investment in Joint Trading Account; Bank
6.32%, 12/ 6/2013 (c)	$ 86 $	86	of America Repurchase Agreement; 0.06%
			dated 10/30/09 maturing 11/02/09
Casino Hotels (0.59%)			(collateralized by Sovereign Agency
			Issues; $396,000; 0.00% - 5.75%; dated
Harrah's Operating Co Inc, Term Loan
			11/02/09 - 07/15/32)	$ 388$	388
0.00%, 10/23/2016 (c)(f)	500	489
			Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.06%
Electric - Integrated (0.46%)			dated 10/30/09 maturing 11/02/09
Texas Competitive Electric Holdings			(collateralized by US Treasury Notes;
Company, Term Loan B3			$396,000; 1.38% - 2.00%; dated 02/28/10
3.75%, 10/10/2014 (c)	495	379	- 09/15/12)	388	388
			Investment in Joint Trading Account;
Electronic Components - Semiconductors (0.33%)			Deutsche Bank Repurchase Agreement;
Freescale Semiconductor Inc, Term Loan B			0.06% dated 10/30/09 maturing 11/02/09
2.00%, 12/ 1/2013 (c)	339	275	(collateralized by Sovereign Agency
			Issues; $396,000; 1.88% - 3.75%; dated
Medical Products (0.38%)			12/06/10 - 08/24/12)	388	388
Biomet Inc, Term Loan B			Investment in Joint Trading Account;
3.28%, 3/25/2015 (c)	327	313	Morgan Stanley Repurchase Agreement;
			0.06% dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
Medical-Outptnt/Home Med (0.07%)			Issues; $396,000; 0.88% - 4.75%; dated
Select Medical Corp, Term Loan			12/10/10 - 07/01/19)	388	388

2.41%, 2/24/2012 (c)	55	53			1,552

Property & Casualty Insurance (0.23%)			TOTAL REPURCHASE AGREEMENTS	$ 1,552

Asurion Corp, Term Loan B			Total Investments	$ 80,930
3.24%, 7/ 7/2014 (c)	200	189
			Other Assets in Excess of Liabilities, Net - 1.63%		1,341

Rental - Auto & Equipment (0.22%)			TOTAL NET ASSETS - 100.00%	$ 82,271

Rental Services Corp, Term Loan
3.82%, 11/30/2013 (c)	200	180
			(a) Non-Income Producing Security
Retail - Drug Store (0.06%)			(b)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
Rite Aid Corp, Term Loan
			registration, normally to qualified institutional buyers. Unless otherwise
9.50%, 6/ 5/2015 (c)	45	46
			indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $13,467 or 16.37% of net
Telecommunication Services (0.30%)			assets.
Clearwire Corp, Term Loan			(c)	Variable Rate. Rate shown is in effect at October 31, 2009.
0.00%, 5/28/2011 (c)(f)	126	124	(d)	Market value is determined in accordance with procedures established in
0.00%, 5/28/2011 (c)(f)	124	123	good faith by the Board of Directors. At the end of the period, the value

		247	of these securities totaled $145 or 0.18% of net assets.
			(e)	Security purchased on a when-issued basis.

TOTAL SENIOR FLOATING RATE INTERESTS	$ 2,829		(f)	This Senior Floating Rate Note will settle after October 31, 2009, at

			which time the interest rate will be determined.
CONVERTIBLE BONDS (0.15%)

Identification Systems - Development (0.15%)			Unrealized Appreciation (Depreciation)
L-1 Identity Solutions Inc			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
3.75%, 5/15/2027	140	126	of investments held by the fund as of the period end were as follows:

TOTAL CONVERTIBLE BONDS	$ 126

			Unrealized Appreciation	$ 9,411
			Unrealized Depreciation		(1,088)

			Net Unrealized Appreciation (Depreciation)		8,323
			Cost for federal income tax purposes		72,607
			All dollar amounts are shown in thousands (000's)

See accompanying notes

280

Schedule of Investments
Global Diversified Income Fund
October 31, 2009
Portfolio Summary (unaudited)

Country	Percent

United States	62.92%
United Kingdom	4.30%
Canada	2.70%
Luxembourg	2.57%
Netherlands	2.29%
Australia	2.28%
Hong Kong	2.17%
France	2.13%
Bermuda	1.48%
Japan	1.45%
Brazil	1.37%
Switzerland	1.28%
Cayman Islands	1.12%
Germany	1.11%
Venezuela	0.94%
Mexico	0.81%
Spain	0.79%
Ireland	0.67%
Poland	0.62%
Colombia	0.62%
Indonesia	0.59%
Singapore	0.54%
Peru	0.53%
Liberia	0.37%
Sweden	0.35%
Greece	0.31%
Uruguay	0.29%
China	0.25%
El Salvador	0.23%
Guernsey	0.19%
Korea, Republic Of	0.16%
Philippines	0.15%
Turkey	0.14%
Lithuania	0.12%
Panama	0.12%
Chile	0.12%
Russian Federation	0.08%
Italy	0.08%
Portugal	0.04%
Norway	0.03%
Denmark	0.03%
Finland	0.03%
Other Assets in Excess of Liabilities, Net	1.63%

TOTAL NET ASSETS	100.00%

See accompanying notes

281

Schedule of Investments Global Real Estate Securities Fund

October 31, 2009

	Shares	Value			Shares	Value

	Held	(000's)			Held	(000's)

COMMON STOCKS (98.13%)				COMMON STOCKS (continued)

Hotels & Motels (0.19%)				Real Estate Operator & Developer (continued)

Choice Hotels International Inc	515 $		15	Unite Group PLC	7,184 $	31

						2,151

Private Corrections (0.78%)
				REITS - Apartments (4.37%)
Corrections Corp of America (a)	2,679		64
				American Campus Communities Inc	769	21

Publicly Traded Investment Fund (2.52%)				AvalonBay Communities Inc	298	20

iShares Cohen & Steers Realty Majors Index				Boardwalk Real Estate Investment Trust (a)	1,000	34

Fund	4,225		195	Education Realty Trust Inc	5,206	26

ProLogis European Properties	1,691		11	Equity Residential	2,108	61

			206	Essex Property Trust Inc	1,005	76

Real Estate Management & Services (6.01%)				Home Properties Inc	1,219	48

Aeon Mall Co Ltd	1,719		36	Northern Property Real Estate Investment
				Trust	1,650	31
CA Immobilien Anlagen AG (a)	1,663		25
				UDR Inc	2,845	41

Castellum AB	3,750		35
						358

Citycon Oyj	6,313		28

Conwert Immobilien Invest SE (a)	2,581		31	REITS - Diversified (23.71%)

Fabege AB	3,481		20	Australand Property Group	101,526	48

Goldcrest Co Ltd	990		30	British Land Co PLC	8,865	68

Jones Lang LaSalle Inc	618		29	Cambridge Industrial Trust - A (a)(b)(c)	94,000	31

Mitsubishi Estate Co Ltd	13,677		207	Cambridge Industrial Trust	93,000	31

Sponda OYJ	3,576		13	Canadian Real Estate Investment Trust	1,700	40

Swiss Prime Site AG (a)	700		38	Champion REIT	108,000	45

			492	Colonial Properties Trust	5,070	53

				Cominar Real Estate Investment Trust	1,200	20
Real Estate Operator & Developer (26.27%)
				Corio NV	1,250	85
Brookfield Properties Corp (a)	5,400		56
				Derwent London PLC	1,545	31
CapitaLand Ltd	35,868		104
				Dexus Property Group	105,849	75
Central China Real Estate Ltd	123,260		34
				Digital Realty Trust Inc	1,134	51
China Overseas Land & Investment Ltd	43,274		93
				Duke Realty Corp	4,740	53
China Resources Land Ltd	56,716		137
				Eurocommercial Properties NV	860	37
CLS Holdings PLC (a)	1,753		13
				Fonciere Des Regions	509	56
Filinvest Land Inc	1,229,000		23
				Goodman Group	49,946	27
FKP Property Group	89,220		55
				GPT Group	88,086	45
GAGFAH SA	1,935		18
				H&R Real Estate Investment Trust	3,600	44
Grainger PLC	3,831		18
				Hammerson PLC	13,450	89
Hang Lung Group Ltd	15,000		75
				Kenedix Realty Investment Corp	16	46
Henderson Land Development Co Ltd	24,000		170
				Klepierre	1,657	69
Hongkong Land Holdings Ltd	35,033		166
				Land Securities Group PLC	8,324	90
Mitsui Fudosan Co Ltd	15,393		249
				Liberty International PLC	4,970	37
New World Development Ltd	46,578		100
				Mirvac Real Estate Investment Trust	249,781	112
Norwegian Property ASA	13,127		25
				PS Business Parks Inc	770	38
NTT Urban Development Corp	40		32
				Segro PLC	14,285	82
Patrizia Immobilien AG (a)	1,280		7
				Shaftesbury PLC	1,863	12
Quintain Estates & Development PLC	3,329		11
				Stockland	29,777	99
Renhe Commercial Holdings Co Ltd	252,925		49
				Unibail-Rodamco SE	1,344	298
Shenzhen Investment Ltd	72,000		28
				Vastned Offices/Industrial	491	9
Shimao Property Holdings Ltd	58,780		109
				Vornado Realty Trust	1,697	101
Sumitomo Realty & Development Co Ltd	3,647		69
				Wereldhave NV	208	20

Sun Hung Kai Properties Ltd	29,087		441
						1,942

Tokyo Tatemono Co Ltd	8,000		38

See accompanying notes

282

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Healthcare (4.74%)			REITS - Shopping Centers (continued)
HCP Inc	4,488 $	133	RioCan Real Estate Investment Trust	3,300 $	56
Health Care REIT Inc	597	26	Tanger Factory Outlet Centers	967	37
National Health Investors Inc	476	14	Vastned Retail NV	403	27
Nationwide Health Properties Inc	2,076	67	Westfield Group	26,767	290

Omega Healthcare Investors Inc	3,247	49			755

Ventas Inc	2,457	99

			REITS - Single Tenant (0.61%)
		388	Realty Income Corp	2,164	50

REITS - Hotels (2.17%)
DiamondRock Hospitality Co	4,637	35	REITS - Storage (2.16%)
Hospitality Properties Trust	2,734	53	Big Yellow Group PLC	4,465	28
Host Hotels & Resorts Inc	4,834	49	Public Storage	2,020	149

LaSalle Hotel Properties	2,370	41			177

		178	REITS - Warehouse & Industrial (1.33%)

REITS - Manufactured Homes (0.77%)			AMB Property Corp	1,081	24
Equity Lifestyle Properties Inc	1,352	63	ProLogis	7,526	85

					109

REITS - Office Property (8.16%)			Storage & Warehousing (0.33%)
Alexandria Real Estate Equities Inc	883	48	Safestore Holdings Plc	11,602	27

Alstria Office REIT-AG	1,946	20
			TOTAL COMMON STOCKS	$ 8,036

Boston Properties Inc	2,403	146
				Principal
Brandywine Realty Trust	4,114	39
Cofinimmo	217	31		Amount	Value
				(000's)	(000's)

Douglas Emmett Inc	2,164	26
			REPURCHASE AGREEMENTS (4.42%)
ICADE	429	45
			Diversified Banking Institutions (4.42%)
Macquarie Office Trust	185,209	52
			Investment in Joint Trading Account; Bank
Nippon Building Fund Inc	4	33	of America Repurchase Agreement; 0.06%
Orix JREIT Inc	3	14	dated 10/30/09 maturing 11/02/09
SL Green Realty Corp	2,438	94	(collateralized by Sovereign Agency
Societe de la Tour Eiffel	342	26	Issues; $92,000; 0.00% - 5.75%; dated
			11/02/09 - 07/15/32)	$ 91$	91
Societe Immobiliere de Location pour
l'Industrie et le Commerce	191	24	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.06%
Tishman Speyer Office Fund	216,357	71	dated 10/30/09 maturing 11/02/09

		669	(collateralized by US Treasury Notes;

			$92,000; 1.38% - 2.00%; dated 02/28/10 -
REITS - Regional Malls (4.79%)			09/15/12)	91	91
CBL & Associates Properties Inc	6,159	50	Investment in Joint Trading Account;
Simon Property Group Inc	4,528	307	Deutsche Bank Repurchase Agreement;
Taubman Centers Inc	1,138	35	0.06% dated 10/30/09 maturing 11/02/09

		392	(collateralized by Sovereign Agency

			Issues; $92,000; 1.88% - 3.75%; dated
REITS - Shopping Centers (9.22%)			12/06/10 - 08/24/12)	90	90
Acadia Realty Trust	2,354	37
CapitaMall Trust	37,000	42
Developers Diversified Realty Corp	4,888	42
Federal Realty Investment Trust	1,389	82
Fortune Real Estate Investment Trust	94,000	34
Japan Retail Fund Investment Corp	7	33
Kimco Realty Corp	3,158	40
Lippo-Mapletree Indonesia Retail Trust	52,000	17
Ramco-Gershenson Properties Trust	2,094	18

See accompanying notes

283

Schedule of Investments Global Real Estate Securities Fund

October 31, 2009

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $92,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	$ 90$	90

362

TOTAL REPURCHASE AGREEMENTS		$ 362

Total Investments		$ 8,398
Liabilities in Excess of Other Assets, Net - (2.55)%		(209)

TOTAL NET ASSETS - 100.00%		$ 8,189

(a)	Non-Income Producing Security

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $31 or 0.38% of net assets.

(c)	Security is Illiquid

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 766
Unrealized Depreciation	(1,488)

Net Unrealized Appreciation (Depreciation)	(722)
Cost for federal income tax purposes	9,120
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent

United States	39.00%
Hong Kong	16.66%
Australia	10.66%
Japan	9.60%
United Kingdom	6.57%
France	6.32%
Canada	3.44%
Singapore	3.15%
Netherlands	2.17%
China	1.00%
Austria	0.69%
Sweden	0.67%
Finland	0.50%
Switzerland	0.47%
Belgium	0.38%
Luxembourg	0.36%
Germany	0.33%
Norway	0.30%
Philippines	0.28%
Liabilities in Excess of Other Assets, Net	(2.55%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Currency Contracts	81.20%

See accompanying notes

284

		Schedule of Investments
		Global Real Estate Securities Fund
			October 31, 2009

		Foreign Currency Contracts
					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Purchase Contracts	Date	to Accept	In Exchange For	Value	(Depreciation)

Australian Dollar	11/13/2009	1,649,013	$1,510	$1,484	$(26)
British Pound	11/13/2009	110,168	178	181	3
Canadian Dollar	11/13/2009	67,394	64	62	(2)
Euro	11/13/2009	374,613	557	552	(5)
Hong Kong Dollar	11/13/2009	2,822,237	364	364	-
Japanese Yen	11/13/2009	45,239,354	506	503	(3)
New Zealand Dollar	11/13/2009	9,836	7	7	-
Singapore Dollar	11/13/2009	223,338	160	159	(1)
Swedish Krona	11/13/2009	165,641	24	24	-
Swiss Franc	11/13/2009	78,633	77	77	-

					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Sale Contracts	Date	to Deliver	In Exchange For	Value	(Depreciation)

Australian Dollar	11/13/2009	1,820,091	$1,656	$1,637	$19
British Pound	11/13/2009	75,700	122	124	(2)
Canadian Dollar	11/13/2009	68,475	66	64	2
Euro	11/13/2009	436,297	647	642	5
Hong Kong Dollar	11/13/2009	2,905,987	375	375	-
Japanese Yen	11/13/2009	25,596,645	284	284	-
Norwegian Krone	11/13/2009	116,436	21	21	-
Singapore Dollar	11/13/2009	88,578	63	63	-
Swedish Krona	11/13/2009	69,178	10	10	-
Swiss Franc	11/13/2009	16,892	17	17	-

All dollar amounts are shown in thousands (000's)

See accompanying notes

285

     Schedule of Investments Government & High Quality Bond Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (24.79%)			BONDS (continued)
Asset Backed Securities (0.21%)			Mortgage Backed Securities (continued)
Saxon Asset Securities Trust			Fannie Mae (continued)
0.40%, 3/25/2036 (a)	$ 3,650 $	2,948	6.50%, 2/25/2047	$ 2,259 $	2,445
			Fannie Mae Grantor Trust
Diversified Banking Institutions (0.19%)			7.30%, 5/25/2010	7,000	7,230
Goldman Sachs Group Inc/The			Fannie Mae Interest Strip
3.25%, 6/15/2012	2,600	2,718	7.00%, 4/ 1/2024	256	49
			Federal Home Loan Banks
Finance - Mortgage Loan/Banker (1.70%)			5.46%, 11/27/2015	2,353	2,500
Fannie Mae			Freddie Mac
1.75%, 3/23/2011	6,183	6,272	4.50%, 7/15/2017	4,900	5,115
5.00%, 5/11/2017	3,000	3,316	1.15%, 2/15/2021 (a)	66	67
6.63%, 11/15/2030	1,300	1,632	6.50%, 8/15/2027	353	402
6.21%, 8/ 6/2038	1,250	1,480	5.00%, 9/15/2027	7,714	303
Freddie Mac			6.50%, 6/15/2031	274	274
2.13%, 3/23/2012	9,485	9,622	5.50%, 9/15/2031 (a)	1,375	1,442
SLM Student Loan Trust			5.50%, 1/15/2033	6,935	7,431
0.37%, 10/25/2016 (a)	163	163
			5.50%, 4/15/2033 (a)	15,000	15,857
0.49%, 9/17/2018 (a)	1,397	1,397

			Ginnie Mae
		23,882	3.89%, 7/16/2026	1,459	1,500

Home Equity - Other (0.35%)			5.08%, 1/16/2030 (a)	1,430	1,505
Asset Backed Securities Corp Home Equity			4.26%, 2/16/2032	2,220	2,308
0.34%, 7/25/2036 (a)	1,830	1,715	LF Rothschild Mortgage Trust
Morgan Stanley Home Equity Loan Trust			9.95%, 9/ 1/2017	29	29
0.41%, 2/25/2036 (a)	3,511	3,121	MASTR Alternative Loans Trust

		4,836	5.39%, 1/25/2020 (a)	14,481	12,718

Mortgage Backed Securities (22.34%)			5.50%, 1/25/2020	15,457	13,752
Banc of America Funding Corp			Prime Mortgage Trust
0.33%, 7/20/2036 (a)	1,072	966	4.75%, 10/25/2020 (a)	9,102	8,530
Banc of America Mortgage Securities Inc			Residential Funding Mortgage Securities I
4.75%, 8/25/2033	8,354	8,356	5.50%, 12/25/2033	17,000	16,154
5.50%, 5/25/2034	6,170	6,146	Structured Asset Securities Corp
			6.00%, 4/25/2033	21,987	22,255
Chase Mortgage Finance Corp
6.00%, 5/25/2035	21,000	17,488	5.50%, 12/25/2033	8,205	8,066
Citicorp Mortgage Securities Inc			5.00%, 5/25/2035	14,815	14,320
5.50%, 3/25/2035	9,119	9,034	Wells Fargo Mortgage Backed Securities Trust
Countrywide Home Loan Mortgage Pass			5.50%, 11/25/2035	9,276	8,356
Through Trust			6.00%, 4/25/2037	21,000	11,554
5.00%, 11/25/2018	9,520	9,648	6.00%, 12/28/2037 (a)	12,122	11,421

5.25%, 5/25/2034	14,181	13,543			313,184

5.75%, 12/25/2035	21,716	18,289
			TOTAL BONDS	$ 347,568
Credit Suisse First Boston Mortgage Securities

Corp			U.S. GOVERNMENT & GOVERNMENT AGENCY
5.75%, 4/25/2033	5,734	5,576	OBLIGATIONS (72.92%)
6.00%, 12/25/2033	4,568	3,938	Federal Home Loan Mortgage Corporation
Fannie Mae			(FHLMC) (36.90%)
9.00%, 5/25/2020	59	65	6.50%, 2/ 1/2011	6	6
5.00%, 8/25/2026	1,314	1,355	6.50%, 3/ 1/2011	30	31
5.00%, 2/25/2027	1,423	40	6.50%, 3/ 1/2011	6	6
0.88%, 4/25/2027 (a)	53	53	6.50%, 3/ 1/2011	17	18
5.50%, 2/25/2032	12,887	13,485	6.50%, 3/ 1/2011	57	60
7.00%, 4/25/2032	5,587	6,162	6.50%, 4/ 1/2011	2	2
5.50%, 12/25/2035 (a)	21,990	23,457	6.50%, 4/ 1/2011	15	15

See accompanying notes

286

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
7.50%, 3/ 1/2013	$ 455 $	467	7.00%, 6/ 1/2029	$ 662 $	730
9.00%, 9/ 1/2016	3	3	8.50%, 7/ 1/2029	212	244
6.50%, 11/ 1/2016	410	442	8.00%, 8/ 1/2030	3	3
6.00%, 4/ 1/2017	881	951	8.00%, 11/ 1/2030	2	3
6.00%, 4/ 1/2017	1,035	1,113	7.50%, 12/ 1/2030	22	25
6.00%, 5/ 1/2017	1,110	1,194	8.00%, 12/ 1/2030	86	98
9.00%, 5/ 1/2017	1	2	7.00%, 1/ 1/2031	8	9
6.50%, 6/ 1/2017	176	190	7.50%, 2/ 1/2031	176	198
6.00%, 7/ 1/2017	67	72	7.50%, 2/ 1/2031	11	12
4.50%, 4/ 1/2018	4,990	5,290	7.00%, 3/ 1/2031	188	207
5.50%, 4/ 1/2018	493	532	6.50%, 4/ 1/2031	1,129	1,225
5.50%, 11/ 1/2018	4,752	5,125	7.00%, 4/ 1/2031	447	493
5.00%, 1/ 1/2019	1,158	1,240	6.00%, 5/ 1/2031	683	734
8.50%, 4/ 1/2019	14	15	6.50%, 6/ 1/2031	3	3
4.50%, 7/ 1/2019	11,028	11,651	7.00%, 6/ 1/2031	154	169
6.00%, 1/ 1/2021	222	239	6.00%, 10/ 1/2031	29	31
9.00%, 5/ 1/2021	3	4	6.50%, 10/ 1/2031	446	483
9.00%, 9/ 1/2021	3	3	7.00%, 10/ 1/2031	241	266
6.50%, 12/ 1/2021	1,666	1,814	6.50%, 1/ 1/2032	2,954	3,199
9.00%, 1/ 1/2022	5	6	6.00%, 2/ 1/2032	83	89
6.50%, 4/ 1/2022	1,619	1,763	6.50%, 2/ 1/2032	11	12
6.50%, 5/ 1/2022	974	1,060	6.50%, 2/ 1/2032	75	82
6.50%, 8/ 1/2022	276	301	6.50%, 4/ 1/2032	61	66
9.00%, 8/ 1/2022	2	2	7.00%, 4/ 1/2032	961	1,050
6.50%, 5/ 1/2023	179	194	7.50%, 4/ 1/2032	144	162
6.50%, 7/ 1/2023	13	14	6.50%, 8/ 1/2032	193	209
4.50%, 1/ 1/2024	1,554	1,616	6.50%, 8/ 1/2032	82	88
6.50%, 1/ 1/2024	30	33	6.00%, 9/ 1/2032	1,221	1,311
4.00%, 6/ 1/2024	9,711	9,907	5.50%, 11/ 1/2032	3,820	4,043
7.00%, 7/ 1/2024	16	17	5.00%, 12/ 1/2032	803	836
4.50%, 8/ 1/2024	11,780	12,253	5.00%, 2/ 1/2033	6,580	6,853
6.50%, 7/ 1/2025	4	4	5.50%, 4/ 1/2033	7,539	7,975
6.50%, 7/ 1/2025	3	3	5.50%, 5/ 1/2033	343	363
6.50%, 9/ 1/2025	4	5	5.00%, 6/ 1/2033	6,347	6,611
6.50%, 9/ 1/2025	2	3	4.50%, 8/ 1/2033	3,716	3,786
6.50%, 9/ 1/2025	1	1	4.50%, 8/ 1/2033	3,448	3,513
5.00%, 10/ 1/2025	908	950	5.00%, 8/ 1/2033	10,859	11,299
6.50%, 10/ 1/2025	14	16	5.00%, 8/ 1/2033	10,775	11,219
6.50%, 10/ 1/2025	13	14	5.50%, 8/ 1/2033	7,231	7,658
6.50%, 4/ 1/2027	5	6	5.50%, 10/ 1/2033	152	161
7.00%, 1/ 1/2028	1,523	1,687	6.00%, 11/ 1/2033	4,120	4,427
6.50%, 2/ 1/2028	1	1	6.00%, 11/ 1/2033	3,556	3,822
6.00%, 6/ 1/2028	64	68	5.50%, 12/ 1/2033	9,708	10,271
5.50%, 1/ 1/2029	13	13	5.50%, 12/ 1/2033	3,784	4,003
5.50%, 3/ 1/2029	11	12	6.00%, 12/ 1/2033	3,067	3,290
6.50%, 3/ 1/2029	289	314	5.00%, 1/ 1/2034	5,657	5,886
6.50%, 3/ 1/2029	46	49	5.50%, 1/ 1/2034	9,318	9,851
6.50%, 4/ 1/2029	3,038	3,321	5.00%, 5/ 1/2034	11,568	12,026

See accompanying notes

287

     Schedule of Investments Government & High Quality Bond Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
5.00%, 5/ 1/2034	$ 1,201 $	1,249	3.25%, 9/ 1/2033 (a)	$ 35 $	36
6.00%, 5/ 1/2034	8,480	9,074	4.58%, 8/ 1/2035 (a)	1,085	1,119
6.00%, 5/ 1/2034	6,854	7,287	6.56%, 3/ 1/2036 (a)	581	615
6.00%, 9/ 1/2034	726	777	6.49%, 7/ 1/2036 (a)	1,750	1,856
5.00%, 12/ 1/2034	402	418	5.86%, 11/ 1/2036 (a)	282	298
6.00%, 1/ 1/2035	9,289	9,871	5.74%, 1/ 1/2037 (a)	9,067	9,595
6.00%, 2/ 1/2035	7,206	7,711	5.86%, 1/ 1/2037 (a)	16,078	17,005
6.00%, 2/ 1/2035	606	648	6.50%, 1/ 1/2037 (a)	1,393	1,480
6.50%, 4/ 1/2035	55	59	5.69%, 6/ 1/2037 (a)	1,187	1,250
5.00%, 5/ 1/2035	1,080	1,122	5.70%, 6/ 1/2037 (a)	2,143	2,259

4.50%, 6/ 1/2035	20,174	20,474			517,296

5.00%, 7/ 1/2035	16,296	16,931
			Federal National Mortgage Association (FNMA) (27.46%)
5.00%, 7/ 1/2035	54	56	4.50%, 3/ 1/2010	39	40
5.00%, 7/ 1/2035	554	576	6.50%, 4/ 1/2010	4	4
5.50%, 9/ 1/2035	16,731	17,672	7.00%, 6/ 1/2010	3	3
5.00%, 10/ 1/2035	105	109	7.00%, 9/ 1/2010	2	2
5.50%, 10/ 1/2035	16,849	17,797	7.00%, 9/ 1/2010	1	1
5.00%, 11/ 1/2035	4,376	4,546	7.00%, 9/ 1/2010	1	1
7.00%, 7/ 1/2036	9,811	10,614	7.00%, 9/ 1/2010	3	3
6.00%, 8/ 1/2036	2,357	2,512	7.00%, 10/ 1/2010	1	1
6.00%, 10/ 1/2036 (a)	670	714	7.00%, 10/ 1/2010	1	1
7.00%, 1/ 1/2037	1,987	2,150	7.00%, 11/ 1/2010	1	1
6.50%, 2/ 1/2037	335	360	7.00%, 5/ 1/2011	5	5
6.00%, 3/ 1/2037	1,373	1,463	7.00%, 3/ 1/2012	2	2
6.00%, 3/ 1/2037	14,477	15,428	6.50%, 6/ 1/2016	21	23
6.00%, 4/ 1/2037	3,563	3,797	6.00%, 12/ 1/2016	1,200	1,296
6.00%, 5/ 1/2037	1,080	1,151	5.50%, 1/ 1/2017	2,160	2,324
5.50%, 7/ 1/2037	544	573	6.00%, 1/ 1/2017	53	58
6.50%, 12/ 1/2037	886	951	9.00%, 3/ 1/2017	1	2
6.00%, 1/ 1/2038 (a)	401	427	6.00%, 4/ 1/2017	98	106
6.00%, 1/ 1/2038	3,261	3,473	6.00%, 8/ 1/2017	2,299	2,483
6.00%, 3/ 1/2038	693	738	5.50%, 9/ 1/2017	281	303
5.50%, 4/ 1/2038	431	454	5.50%, 9/ 1/2017	66	71
6.00%, 4/ 1/2038	1,357	1,444	5.50%, 12/ 1/2017	2,815	3,031
5.50%, 5/ 1/2038	952	1,003	5.00%, 1/ 1/2018	435	465
6.00%, 6/ 1/2038	2,134	2,270	5.50%, 3/ 1/2018	297	320
6.00%, 7/ 1/2038	3,487	3,710	5.50%, 5/ 1/2018	5,871	6,315
6.00%, 10/ 1/2038	2,097	2,231	5.00%, 6/ 1/2018	10,325	11,017
4.50%, 5/ 1/2039	15,209	15,392	6.00%, 8/ 1/2018	1,192	1,283
5.00%, 5/ 1/2039	14,493	15,040	5.00%, 11/ 1/2018	1,624	1,733
4.50%, 6/ 1/2039	19,822	20,060	9.00%, 1/ 1/2019	1	1
5.00%, 6/ 1/2039	15,896	16,497	5.00%, 4/ 1/2019	406	433
4.00%, 8/ 1/2039	9,968	9,834	5.50%, 6/ 1/2019	67	72
4.50%, 9/ 1/2039	19,945	20,186	5.50%, 6/ 1/2019	91	98
5.00%, 9/ 1/2039	18,979	19,696	5.50%, 7/ 1/2019	211	226
9.50%, 6/ 1/2016	5	5	5.50%, 7/ 1/2019	47	50
9.50%, 4/ 1/2017	14	15	5.50%, 7/ 1/2019	83	89
5.18%, 10/ 1/2032 (a)	6	6	5.50%, 7/ 1/2019	116	124

See accompanying notes

288

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
5.50%, 7/ 1/2019	$ 199 $	213	6.50%, 12/ 1/2031	$ 11 $	12
5.50%, 8/ 1/2019	54	58	6.00%, 1/ 1/2032	1,165	1,252
5.50%, 8/ 1/2019	380	408	6.50%, 1/ 1/2032	427	463
5.50%, 9/ 1/2019	316	339	6.50%, 3/ 1/2032	974	1,056
4.50%, 12/ 1/2019	479	506	6.50%, 3/ 1/2032	450	488
4.50%, 1/ 1/2020	1,577	1,665	6.50%, 4/ 1/2032	1,456	1,578
7.00%, 5/ 1/2022	72	80	6.50%, 4/ 1/2032	60	65
8.00%, 5/ 1/2022	23	25	7.00%, 7/ 1/2032	370	410
6.00%, 12/ 1/2022	139	150	6.50%, 8/ 1/2032	693	751
8.50%, 2/ 1/2023	5	6	7.50%, 8/ 1/2032	98	111
5.00%, 12/ 1/2023	13,559	14,306	6.00%, 11/ 1/2032	101	109
6.50%, 9/ 1/2024	1,299	1,397	6.50%, 11/ 1/2032	508	552
7.50%, 12/ 1/2024	359	407	6.50%, 11/ 1/2032	971	1,054
8.00%, 12/ 1/2024	3	4	6.50%, 11/ 1/2032	271	294
8.00%, 1/ 1/2025	1	1	6.50%, 12/ 1/2032	1,938	2,100
8.00%, 1/ 1/2025	2	2	5.50%, 2/ 1/2033	6,533	6,923
8.50%, 9/ 1/2025	4	5	6.50%, 2/ 1/2033	907	981
5.00%, 1/ 1/2026	1,223	1,282	3.66%, 3/ 1/2033 (a)	672	689
5.50%, 6/ 1/2026	1,079	1,148	5.50%, 3/ 1/2033	4,567	4,833
7.00%, 3/ 1/2027	29	32	6.00%, 4/ 1/2033	807	868
3.35%, 3/ 1/2028 (a)	20	20	5.50%, 5/ 1/2033	459	489
6.50%, 8/ 1/2028	198	215	5.50%, 5/ 1/2033	3,928	4,162
7.00%, 8/ 1/2028	236	261	5.50%, 5/ 1/2033	6,079	6,434
6.50%, 9/ 1/2028	63	69	5.50%, 7/ 1/2033	3,821	4,042
6.50%, 11/ 1/2028	38	41	5.50%, 9/ 1/2033	2,274	2,406
6.50%, 11/ 1/2028	145	158	4.13%, 11/ 1/2033 (a)	13	14
6.50%, 12/ 1/2028	105	114	5.07%, 12/ 1/2033 (a)	560	590
7.00%, 12/ 1/2028	202	223	6.00%, 1/ 1/2034	5,162	5,531
6.50%, 1/ 1/2029	51	55	5.50%, 2/ 1/2034	4,805	5,095
6.50%, 2/ 1/2029	108	117	5.50%, 2/ 1/2034	16,600	17,506
6.00%, 3/ 1/2029	357	385	6.00%, 2/ 1/2034	725	775
6.50%, 3/ 1/2029	234	254	5.50%, 3/ 1/2034	4,283	4,531
6.50%, 4/ 1/2029	382	415	6.00%, 3/ 1/2034	2,679	2,867
7.00%, 4/ 1/2029	102	113	5.50%, 4/ 1/2034	3,816	4,033
7.00%, 7/ 1/2029	223	246	5.00%, 6/ 1/2034	10,611	11,036
7.50%, 7/ 1/2029	213	240	5.50%, 7/ 1/2034	4,292	4,523
7.50%, 2/ 1/2030	119	134	6.50%, 7/ 1/2034	1,746	1,887
9.00%, 9/ 1/2030	78	90	6.50%, 7/ 1/2034	3,222	3,510
7.50%, 1/ 1/2031	8	9	2.56%, 9/ 1/2034 (a)	2,493	2,526
7.50%, 5/ 1/2031	11	13	5.50%, 9/ 1/2034	14,326	15,106
6.50%, 6/ 1/2031	846	909	5.50%, 9/ 1/2034	3,559	3,762
6.50%, 6/ 1/2031	203	220	6.00%, 9/ 1/2034	6,731	7,148
6.50%, 6/ 1/2031	160	173	5.50%, 1/ 1/2035	9,432	9,970
6.00%, 8/ 1/2031	1,731	1,860	5.50%, 2/ 1/2035	11,544	12,194
6.50%, 9/ 1/2031	40	44	5.00%, 4/ 1/2035	861	894
7.00%, 11/ 1/2031	1,308	1,448	5.00%, 5/ 1/2035	1,131	1,175
6.00%, 12/ 1/2031	61	65	4.08%, 7/ 1/2035 (a)	847	872
6.00%, 12/ 1/2031	26	27	5.00%, 7/ 1/2035	407	423

See accompanying notes

289

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
5.00%, 7/ 1/2035	$ 3,041 $	3,161	4.00%, 5/ 1/2039	$ 13,840 $	13,672

5.50%, 7/ 1/2035	3,386	3,576			384,962

5.00%, 8/ 1/2035	516	536
			Government National Mortgage Association
5.09%, 8/ 1/2035 (a)	3,749	3,914	(GNMA) (5.77%)
5.50%, 9/ 1/2035	1,473	1,556	5.50%, 12/15/2013	12	12
5.59%, 11/ 1/2035 (a)	818	857	5.50%, 1/15/2014	73	78
6.50%, 2/ 1/2036	10,117	10,854	5.50%, 1/15/2014	46	50
6.50%, 4/ 1/2036	101	109	5.50%, 2/15/2014	33	36
6.50%, 5/ 1/2036	12,271	13,199	5.50%, 3/15/2014	84	90
6.50%, 8/ 1/2036	1,579	1,699	13.50%, 9/15/2014	-	1
6.50%, 8/ 1/2036	654	703	13.50%, 12/15/2014	4	5
6.00%, 9/ 1/2036	1,195	1,273	9.50%, 4/15/2016	5	5
6.01%, 10/ 1/2036 (a)	4,533	4,816	8.00%, 8/15/2016	65	72
6.50%, 10/ 1/2036	412	443	9.50%, 9/15/2016	4	4
6.50%, 11/ 1/2036	437	470	9.50%, 11/15/2016	21	23
5.50%, 2/ 1/2037	2,799	2,952	8.00%, 12/15/2016	13	14
5.50%, 2/ 1/2037	96	101	7.50%, 4/15/2017	7	7
6.00%, 4/ 1/2037	15,053	16,022	7.50%, 4/15/2017	50	55
5.75%, 5/ 1/2037 (a)	3,588	3,789	7.50%, 4/15/2017	39	43
6.16%, 5/ 1/2037 (a)	1,297	1,377	8.00%, 4/15/2017	14	15
5.00%, 6/ 1/2037	7,802	8,102	8.00%, 4/15/2017	10	12
5.50%, 6/ 1/2037	1,297	1,368	8.00%, 4/15/2017	18	20
5.50%, 6/ 1/2037	1,737	1,831	7.50%, 5/15/2017	14	15
6.50%, 7/ 1/2037	175	188	8.00%, 5/15/2017	11	13
6.50%, 7/ 1/2037	233	251	8.00%, 6/15/2017	14	15
6.50%, 8/ 1/2037	762	819	8.00%, 6/15/2017	16	18
6.50%, 10/ 1/2037	1,085	1,167	8.00%, 7/15/2017	9	10
6.00%, 11/ 1/2037	1,843	1,962	9.50%, 7/15/2017	34	38
6.50%, 1/ 1/2038	98	106	9.50%, 7/15/2017	20	23
5.50%, 2/ 1/2038	2,725	2,873	9.50%, 10/15/2017	12	13
6.00%, 2/ 1/2038	1,313	1,396	9.50%, 11/15/2017	23	26
6.00%, 2/ 1/2038 (a)	1,266	1,346	7.50%, 7/15/2018	19	21
6.50%, 2/ 1/2038	162	174	9.50%, 9/15/2020	14	16
5.50%, 3/ 1/2038	1,765	1,860	9.50%, 8/15/2021	201	230
5.50%, 3/ 1/2038	3,972	4,187	9.00%, 11/15/2021	204	231
6.00%, 3/ 1/2038	421	448	7.50%, 12/15/2021	38	42
6.00%, 3/ 1/2038	1,345	1,431	7.50%, 12/15/2021	24	27
6.50%, 3/ 1/2038	156	168	7.50%, 2/15/2022	39	44
6.00%, 4/ 1/2038	1,512	1,608	8.00%, 2/15/2022	54	62
5.50%, 5/ 1/2038	1,748	1,843	7.50%, 3/15/2022	5	6
6.00%, 5/ 1/2038	17,594	18,714	7.50%, 3/15/2022	12	14
6.50%, 5/ 1/2038	83	89	7.50%, 3/15/2022	32	36
5.50%, 6/ 1/2038	1,036	1,092	7.50%, 4/15/2022	19	22
6.00%, 7/ 1/2038	2,225	2,367	7.50%, 4/15/2022	17	20
5.50%, 9/ 1/2038	2,725	2,872	7.50%, 4/15/2022	37	42
5.50%, 11/ 1/2038	2,033	2,143	7.50%, 4/15/2022	20	22
5.00%, 4/ 1/2039	18,732	19,449	8.00%, 4/15/2022	75	85
			7.50%, 5/15/2022	36	40

See accompanying notes

290

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
7.50%, 7/15/2022	$ 58 $	65	6.50%, 12/15/2023	$ 34 $		36
7.50%, 8/15/2022	23	26	7.00%, 12/15/2023	32		35
7.50%, 8/15/2022	28	32	7.00%, 12/15/2023	59		64
7.50%, 8/15/2022	6	7	6.00%, 1/15/2024	47		51
7.50%, 8/15/2022	1	2	6.50%, 1/15/2024	58		62
7.50%, 8/15/2022	10	11	6.50%, 1/15/2024	25		27
7.50%, 8/15/2022	15	17	6.50%, 1/15/2024	89		95
7.50%, 8/15/2022	74	84	6.50%, 1/15/2024	31		33
7.00%, 11/15/2022	39	43	6.50%, 1/15/2024	60		65
7.00%, 11/15/2022	10	11	6.50%, 1/15/2024	58		62
7.00%, 11/15/2022	60	66	6.50%, 1/15/2024	20		22
7.00%, 11/15/2022	18	19	6.50%, 1/15/2024	33		36
7.50%, 11/15/2022	30	34	6.00%, 2/15/2024	57		61
7.00%, 12/15/2022	14	15	6.00%, 2/15/2024	106		114
7.00%, 12/15/2022	115	127	6.00%, 2/15/2024	61		66
7.00%, 1/15/2023	49	54	6.00%, 3/15/2024	33		35
7.00%, 1/15/2023	19	21	6.50%, 3/15/2024	155		166
7.00%, 1/15/2023	18	20	6.50%, 3/15/2024	25		27
7.00%, 2/15/2023	141	155	7.50%, 3/15/2024	60		68
7.50%, 2/15/2023	5	6	6.50%, 4/15/2024	54		58
7.50%, 2/15/2023	20	23	6.50%, 7/15/2024	167		178
7.00%, 3/15/2023	25	28	7.50%, 8/15/2024	6		7
7.50%, 5/15/2023	20	23	7.25%, 9/15/2025	72		80
7.50%, 5/15/2023	7	8	6.50%, 10/15/2025	41		44
7.50%, 5/15/2023	79	89	6.50%, 1/15/2026	27		29
7.50%, 6/15/2023	22	25	7.00%, 1/15/2026	57		63
7.00%, 7/15/2023	24	27	6.50%, 3/15/2026	45		48
7.00%, 7/15/2023	87	96	7.00%, 5/15/2026	9		10
7.00%, 7/15/2023	28	31	7.00%, 1/15/2027	68		75
7.00%, 8/15/2023	26	29	7.00%, 3/15/2027	39		43
6.50%, 9/15/2023	35	37	7.50%, 4/15/2027	5		6
6.50%, 9/15/2023	60	64	7.50%, 5/15/2027	32		37
6.50%, 9/15/2023	45	48	7.50%, 5/15/2027	15		17
6.50%, 9/15/2023	65	69	7.50%, 6/15/2027	38		43
6.00%, 10/15/2023	303	324	7.00%, 10/15/2027	17		19
6.50%, 10/15/2023	51	54	7.00%, 10/15/2027	4		5
7.00%, 10/15/2023	52	57	7.00%, 10/15/2027	4		4
7.50%, 10/15/2023	8	10	7.00%, 11/15/2027	6		6
6.00%, 11/15/2023	148	158	7.00%, 11/15/2027	129		142
6.00%, 11/15/2023	113	121	7.00%, 12/15/2027	4		4
6.50%, 11/15/2023	20	22	7.00%, 12/15/2027	4		4
7.50%, 11/15/2023	34	39	7.00%, 12/15/2027	57		62
6.00%, 12/15/2023	77	83	6.50%, 2/15/2028	22		24
6.00%, 12/15/2023	66	71	7.00%, 2/15/2028	2		2
6.00%, 12/15/2023	3	3	7.00%, 2/15/2028	1		1
6.50%, 12/15/2023	108	115	7.00%, 4/15/2028	3		3
6.50%, 12/15/2023	79	84	7.00%, 4/15/2028	80		89
6.50%, 12/15/2023	69	73	7.00%, 5/15/2028	1		1

See accompanying notes

291

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
7.00%, 6/15/2028	$ 186 $	205	6.50%, 3/20/2031	$ 302 $	327
7.00%, 12/15/2028	152	168	6.50%, 4/20/2031	237	257
7.00%, 1/15/2029	127	140	7.00%, 6/20/2031	174	191
7.00%, 3/15/2029	127	140	6.00%, 5/20/2032 (a)	1,420	1,525
7.00%, 4/15/2029	107	118	5.50%, 7/20/2033	7,414	7,884
7.00%, 4/15/2029	232	256	6.00%, 7/20/2033	4,670	5,028
7.50%, 8/15/2029	240	272	5.50%, 2/20/2034	7,909	8,399
7.50%, 9/15/2029	69	79	5.50%, 3/20/2034	7,505	7,970
7.50%, 9/15/2029	95	108	6.50%, 4/20/2034	1,839	1,965
7.50%, 10/15/2029	105	120	6.50%, 5/20/2034	1,572	1,680
7.50%, 11/15/2029	118	134	5.50%, 5/20/2035	1,021	1,083
7.50%, 11/15/2029	97	110	4.50%, 9/20/2039	16,974	17,205

7.75%, 12/15/2029	53	60			80,855

8.00%, 12/15/2030	16	18
			U.S. Treasury (1.39%)
7.00%, 5/15/2031	29	33	1.50%, 10/31/2010	3,500	3,538
6.50%, 7/15/2031	8	8	1.88%, 2/28/2014	6,478	6,432
7.00%, 7/15/2031	8	9	4.13%, 5/15/2015	8,750	9,485

7.00%, 9/15/2031	9	10			19,455

6.50%, 10/15/2031	60	65
6.50%, 7/15/2032	658	709	U.S. Treasury Inflation-Indexed Obligations (0.84%)
			3.00%, 7/15/2012	10,924	11,728
6.50%, 7/15/2032	51	55
6.00%, 8/15/2032	269	289
			U.S. Treasury Strip (0.56%)
6.00%, 9/15/2032	361	388
			0.00%, 11/15/2015 (b)	4,000	3,369
6.00%, 2/15/2033	68	73
			0.00%, 5/15/2020 (b)	6,800	4,531

5.00%, 2/15/2034	911	954
					7,900
6.00%, 8/15/2034	8,667	9,273

6.00%, 8/15/2038	1,647	1,752	TOTAL U.S. GOVERNMENT & GOVERNMENT
			AGENCY OBLIGATIONS	$ 1,022,196

5.50%, 1/15/2039	916	968
5.50%, 1/15/2039	2,753	2,910	REPURCHASE AGREEMENTS (3.17%)
9.50%, 9/20/2018	100	113	Diversified Banking Institutions (3.17%)
9.50%, 12/20/2020	27	30	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.06%
9.50%, 1/20/2021	5	5	dated 10/30/09 maturing 11/02/09
9.50%, 2/20/2021	3	4	(collateralized by Sovereign Agency
9.50%, 3/20/2021	3	3	Issues; $11,327,000; 0.00% - 5.75%; dated
6.00%, 1/20/2024	36	39	11/02/09 - 07/15/32)	$ 11,105$	11,105
6.00%, 4/20/2024	69	74	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.06%
6.50%, 4/20/2024	40	43	dated 10/30/09 maturing 11/02/09
6.00%, 5/20/2024	44	47	(collateralized by US Treasury Notes;
6.00%, 5/20/2024	32	35	$11,327,000; 1.38% - 2.00%; dated
6.00%, 10/20/2024	54	58	02/28/10 - 09/15/12)	11,106	11,106
			Investment in Joint Trading Account;
6.80%, 4/20/2025	82	89
			Deutsche Bank Repurchase Agreement;
6.00%, 9/20/2025	31	34	0.06% dated 10/30/09 maturing 11/02/09
6.00%, 11/20/2025	39	42	(collateralized by Sovereign Agency
6.00%, 4/20/2026	257	276	Issues; $11,327,000; 1.88% - 3.75%; dated
			12/06/10 - 08/24/12)	11,105	11,105
6.50%, 7/20/2026	19	21
6.00%, 10/20/2028	38	41
6.50%, 10/20/2028	34	36
6.00%, 2/20/2029	371	399

See accompanying notes

292

     Schedule of Investments Government & High Quality Bond Fund

October 31, 2009

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $11,327,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	$ 11,105$	11,105

44,421

TOTAL REPURCHASE AGREEMENTS	$ 44,421

Total Investments	$ 1,414,185
Liabilities in Excess of Other Assets, Net - (0.88)%		(12,403)

TOTAL NET ASSETS - 100.00%	$ 1,401,782

(a)	Variable Rate. Rate shown is in effect at October 31, 2009.

(b)	Security is a Principal Only Strip.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 49,726
Unrealized Depreciation	(21,879)

Net Unrealized Appreciation (Depreciation)	27,847
Cost for federal income tax purposes	1,386,338
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	92.47%
Government	4.38%
Financial	3.36%
Asset Backed Securities	0.67%
Liabilities in Excess of Other Assets, Net	(0.88%)

TOTAL NET ASSETS	100.00%

See accompanying notes

293

Schedule of Investments High Quality Intermediate-Term Bond Fund

October 31, 2009

					Principal
	Shares	Value			Amount	Value
	Held	(000's)			(000's)	(000's)

PREFERRED STOCKS (1.75%)				BONDS (69.81%)
Cable/Satellite TV (0.11%)				Aerospace & Defense (0.17%)
Comcast Corp 6.63%	2,100 $		48	Northrop Grumman Corp
				3.70%, 8/ 1/2014	$ 75 $	76
Commercial Banks (0.04%)
BB&T Capital Trust VI	700		19	Asset Backed Securities (6.96%)
				Ameriquest Mortgage Securities Inc
Diversified Banking Institutions (0.05%)				0.54%, 3/25/2035 (b)	23	21
HSBC Holdings PLC 6.20%	1,100		24	0.47%, 7/25/2035 (b)	3	3
				Carrington Mortgage Loan Trust
Electric - Integrated (0.34%)				0.52%, 12/25/2035 (b)	800	697
PPL Capital Funding Inc	2,600		64	Chase Funding Mortgage Loan Asset-Backed
Xcel Energy Inc 7.60%	3,200		84	Certificates

				0.99%, 9/25/2033 (b)	66	13
			148

				0.70%, 12/25/2033 (b)	8	7
Life & Health Insurance (0.06%)				Citigroup Mortgage Loan Trust Inc
Prudential PLC 6.75%	1,200		26	0.39%, 3/25/2037 (b)	625	506
				Countrywide Asset-Backed Certificates
Multi-Line Insurance (0.09%)				1.31%, 1/25/2034 (b)	182	84
Allianz SE	1,700		40	0.53%, 2/25/2036 (b)	229	209
				0.37%, 11/25/2037 (b)	400	251
Multimedia (0.07%)
				First Franklin Mortgage Loan Asset Backed
Viacom Inc	1,400		32	Certificates
				0.48%, 11/25/2035 (b)(c)	233	222
Property & Casualty Insurance (0.14%)				First-Citizens Home Equity Loan LLC
Arch Capital Group Ltd 7.88%	1,600		38	0.46%, 9/15/2022 (b)(d)	89	47
Berkley W R Capital Trust	1,100		24	Great America Leasing Receivables

			62	5.39%, 9/15/2011 (d)	74	75

				JP Morgan Mortgage Acquisition Corp
Regional Banks (0.23%)
				5.45%, 11/25/2036	455	391
USB Capital XII	2,900		64
				0.32%, 3/25/2037 (b)	119	109
Wells Fargo Capital IX	1,900		38

				Lehman XS Trust

			102	0.44%, 9/25/2035 (b)	93	91

Reinsurance (0.12%)				Long Beach Mortgage Loan Trust
Everest Re Capital Trust II	1,000		20	0.77%, 6/25/2034 (b)(c)	40	27
PartnerRe Ltd 6.50%	1,600		34	Marriott Vacation Club Owner Trust

			54	5.52%, 5/20/2029 (b)(d)	78	71

				MSDWCC Heloc Trust
REITS - Diversified (0.03%)				0.43%, 7/25/2017 (b)	54	25
Vornado Realty Trust - Series F	700		15	Residential Asset Mortgage Products Inc
				0.51%, 7/25/2035 (b)	85	73
REITS - Shopping Centers (0.15%)				Saxon Asset Securities Trust
Regency Centers Corp 7.25%	1,500		32	0.76%, 3/25/2035 (b)	215	162

Regency Centers Corp 7.45%	500		11			3,084

Weingarten Realty Investors 8.10% (a)	1,000		21

				Automobile Sequential (2.35%)
			64

				AmeriCredit Automobile Receivables Trust
Telephone - Integrated (0.20%)				0.26%, 4/ 6/2012 (b)	52	52
AT&T Inc	3,400		88	Capital Auto Receivables Asset Trust
				5.52%, 3/15/2011 (b)	245	244
Television (0.12%)				Daimler Chrysler Auto Trust
CBS Corp 7.25%	2,500		54	4.71%, 9/10/2012	250	258

TOTAL PREFERRED STOCKS	$ 776			Ford Credit Auto Owner Trust

				5.30%, 6/15/2012	210	221
				5.60%, 10/15/2012	90	96
See accompanying notes

294

Schedule of Investments

High Quality Intermediate-Term Bond Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Automobile Sequential (continued)			Cellular Telecommunications (continued)
Hyundai Auto Receivables Trust			Vodafone Group PLC
0.65%, 1/17/2012 (b)	$ 72 $	72	0.64%, 6/15/2011 (b)	$ 145 $	145
WFS Financial Owner Trust			0.66%, 2/27/2012 (b)	300	298
4.50%, 5/17/2013	100	100	5.45%, 6/10/2019	35	37

		1,043			628

Beverages - Non-Alcoholic (0.26%)			Chemicals - Diversified (0.08%)
Dr Pepper Snapple Group Inc			Dow Chemical Co/The
6.82%, 5/ 1/2018	102	117	5.90%, 2/15/2015	20	21
			EI Du Pont de Nemours & Co
Brewery (1.09%)			4.75%, 11/15/2012	15	16

Anheuser-Busch Cos Inc					37

6.45%, 9/ 1/2037	90	95
Anheuser-Busch InBev Worldwide Inc			Chemicals - Specialty (0.05%)
5.38%, 11/15/2014 (d)	115	122	Eastman Chemical Co
4.13%, 1/15/2015 (d)	45	45	5.50%, 11/15/2019 (e)	20	20
6.88%, 11/15/2019 (d)	200	223

			Commercial Banks (1.34%)
		485

			KeyBank NA
Broadcasting Services & Programming (0.06%)			0.63%, 11/ 3/2009 (b)	300	300
Discovery Communications LLC			M&I Marshall & Ilsley Bank
5.63%, 8/15/2019	25	26	0.60%, 12/ 4/2012 (b)	400	296

					596

Building Products - Cement & Aggregate (0.78%)
			Credit Card Asset Backed Securities (1.53%)
Martin Marietta Materials Inc
0.43%, 4/30/2010 (b)	350	348	Cabela's Master Credit Card Trust
			4.31%, 12/16/2013 (d)	250	254
Building Products - Wood (0.22%)			Discover Card Master Trust I
Masco Corp			0.48%, 5/15/2012 (b)	425	424

0.60%, 3/12/2010 (b)	100	99			678

			Diversified Banking Institutions (5.01%)
Cable/Satellite TV (1.80%)
			Bank of America Corp
Comcast Corp			6.00%, 9/ 1/2017	480	490
6.30%, 11/15/2017	10	11
			5.65%, 5/ 1/2018	20	20
6.45%, 3/15/2037	120	123
			Citigroup Inc
COX Communications Inc			5.63%, 8/27/2012	75	78
6.75%, 3/15/2011	70	74
			Goldman Sachs Group Inc/The
5.45%, 12/15/2014	15	16	0.65%, 2/ 6/2012 (b)	150	148
6.25%, 6/ 1/2018 (d)	80	84	6.75%, 10/ 1/2037	80	84
8.38%, 3/ 1/2039 (d)	70	84	JP Morgan Chase & Co
DirecTV Holdings LLC / DirecTV Financing			4.65%, 6/ 1/2014	175	185
Co Inc			3.70%, 1/20/2015	300	301
4.75%, 10/ 1/2014 (d)	55	56
			5.25%, 5/ 1/2015	45	48
7.63%, 5/15/2016	285	309
			Morgan Stanley
Time Warner Cable Inc			5.63%, 9/23/2019	560	564
5.40%, 7/ 2/2012	40	43

			Royal Bank of Scotland Group PLC
		800	6.40%, 10/21/2019	295	301

Cellular Telecommunications (1.42%)					2,219

America Movil SAB de CV
			Diversified Financial Services (0.44%)
5.63%, 11/15/2017	60	62
			General Electric Capital Corp
5.00%, 10/16/2019 (d)	15	14	6.00%, 8/ 7/2019	155	163
Rogers Wireless Inc			5.88%, 1/14/2038	35	33

6.38%, 3/ 1/2014	65	72
					196

See accompanying notes

295

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Manufacturing Operations (0.32%)			Finance - Commercial (0.89%)
Textron Inc			Textron Financial Corp
6.20%, 3/15/2015	$ 35 $	36	0.52%, 2/25/2011 (b)	$ 425 $	395
Tyco International Finance SA
4.13%, 10/15/2014	50	51	Finance - Consumer Loans (1.58%)
Tyco International Ltd / Tyco International			HSBC Finance Corp
Finance SA			0.72%, 11/16/2009 (b)	250	250
6.88%, 1/15/2021	50	57	4.13%, 11/16/2009	355	356

		144	SLM Corp

			0.44%, 7/26/2010 (b)	100	96

Diversified Minerals (0.37%)
Rio Tinto Finance USA Ltd					702

8.95%, 5/ 1/2014	40	47	Finance - Credit Card (0.17%)
6.50%, 7/15/2018	15	17	Capital One Bank USA NA
9.00%, 5/ 1/2019	5	6	6.50%, 6/13/2013	51	54
7.13%, 7/15/2028	65	73	Discover Financial Services
Vale Overseas Ltd			6.45%, 6/12/2017	20	19

5.63%, 9/15/2019	20	20			73

		163

			Finance - Investment Banker & Broker (2.27%)
Electric - Integrated (1.65%)			Bear Stearns Cos LLC/The
Baltimore Gas & Electric Co			0.56%, 11/28/2011 (b)	450	447
5.90%, 10/ 1/2016	90	95	JP Morgan Chase Capital XXII
Carolina Power & Light Co			6.45%, 2/ 2/2037	50	46
8.63%, 9/15/2021	75	100	Merrill Lynch & Co Inc
Consolidated Edison Co of New York Inc			0.69%, 2/ 5/2010 (b)	175	175
4.88%, 2/ 1/2013	15	16	0.68%, 11/ 1/2011 (b)	200	194
Duke Energy Corp			0.54%, 6/ 5/2012 (b)	150	144

3.95%, 9/15/2014	25	25			1,006

Exelon Generation Co LLC
5.20%, 10/ 1/2019	45	46	Finance - Leasing Company (1.06%)
			Boeing Capital Corp
6.25%, 10/ 1/2039	20	21
			3.25%, 10/27/2014	110	111
Nisource Finance Corp
			International Lease Finance Corp
6.80%, 1/15/2019	110	116
			0.68%, 1/15/2010 (b)	170	167
Ohio Power Co
			0.63%, 5/24/2010 (b)	200	190

0.46%, 4/ 5/2010 (b)	255	255
					468

PacifiCorp
5.65%, 7/15/2018	40	44	Finance - Mortgage Loan/Banker (0.11%)
6.25%, 10/15/2037	10	11	Countrywide Financial Corp

		729	6.25%, 5/15/2016	50	51

Electronic Components - Semiconductors (0.56%)
			Finance - Other Services (0.09%)
National Semiconductor Corp
			Iberdrola Finance Ireland Ltd
0.55%, 6/15/2010 (b)	250	246
			3.80%, 9/11/2014 (d)	40	40

Electronics - Military (0.15%)
			Food - Miscellaneous/Diversified (0.34%)
L-3 Communications Corp
			HJ Heinz Finance Co
5.20%, 10/15/2019 (d)	65	66
			7.13%, 8/ 1/2039 (d)	100	115
			Kraft Foods Inc
Finance - Auto Loans (0.90%)
			6.25%, 6/ 1/2012	25	27
American Honda Finance Corp
			Ralcorp Holdings Inc
0.38%, 4/20/2010 (b)(d)	400	399
			6.63%, 8/15/2039 (d)	10	10

					152

See accompanying notes

296

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Food - Retail (0.19%)			Life & Health Insurance (continued)
Delhaize America Inc			New York Life Global Funding
9.00%, 4/15/2031	$ 65 $	84	2.25%, 12/14/2012 (d)	$ 190 $		190

						341

Gas - Distribution (0.02%)
			Machinery - General Industry (0.06%)
KeySpan Corp
7.63%, 11/15/2010	10	11	Roper Industries Inc
			6.25%, 9/ 1/2019	25		26
Gold Mining (0.12%)
			Medical - Drugs (0.31%)
Barrick Australian Finance Pty Ltd
4.95%, 1/15/2020 (d)	35	35	Schering-Plough Corp
			5.55%, 12/ 1/2013 (b)	125		137
5.95%, 10/15/2039 (d)	20	19

		54

			Medical - Generic Drugs (0.17%)
Home Equity - Other (3.56%)			Watson Pharmaceuticals Inc
Bear Stearns Asset Backed Securities Trust			5.00%, 8/15/2014	25		25
0.89%, 2/25/2034 (b)	44	28	6.13%, 8/15/2019	50		52

0.84%, 3/25/2034 (b)	149	96				77

CDC Mortgage Capital Trust
			Medical Instruments (0.05%)
1.10%, 6/25/2034 (b)	137	86
			St Jude Medical Inc
Countrywide Asset-Backed Certificates			3.75%, 7/15/2014	20		20
6.09%, 6/25/2021 (b)	200	83

First NLC Trust			Mortgage Backed Securities (18.06%)
0.54%, 9/25/2035 (b)	144	140
			Adjustable Rate Mortgage Trust
GMAC Mortgage Corp Loan Trust			0.81%, 2/25/2035 (b)	34		19
5.75%, 10/25/2036	218	160
			Banc of America Commercial Mortgage Inc
HSI Asset Securitization Corp Trust			5.33%, 9/10/2045	325		331
0.38%, 1/25/2037 (b)	775	281
			5.69%, 4/10/2049 (b)	50		44
MASTR Asset Backed Securities Trust
			5.49%, 2/10/2051	200		177
2.72%, 8/25/2033 (b)	100	41
			6.17%, 2/10/2051 (b)	60		56
New Century Home Equity Loan Trust
0.53%, 3/25/2035 (b)(c)	9	7	Banc of America Funding Corp
			0.33%, 7/20/2036 (b)	223		201
Option One Mortgage Loan Trust
1.29%, 5/25/2034 (b)	91	70	0.52%, 7/20/2036 (b)	262		54
Residential Asset Securities Corp			Bear Stearns Commercial Mortgage Securities
0.39%, 9/25/2036 (b)	305	183	7.00%, 5/20/2030	104		109
Saxon Asset Securities Trust			3.97%, 11/11/2035	15		15
1.94%, 3/25/2035 (b)	55	16	Citigroup / Deutsche Bank Commercial
Specialty Underwriting & Residential Finance			Mortgage Trust
1.01%, 2/25/2035 (b)	74	60	0.42%, 10/15/2048 (b)	7,043		104
0.47%, 3/25/2036 (b)	3	3	0.33%, 12/11/2049 (b)	6,292		73
Wells Fargo Home Equity Trust			Citigroup Commercial Mortgage Trust
0.74%, 4/25/2034 (b)	62	33	0.51%, 10/15/2049 (b)	4,381		73
0.53%, 10/25/2035 (b)	347	292	Commercial Mortgage Loan Trust

			6.02%, 9/10/2017 (b)	350		301
		1,579

			Commercial Mortgage Pass Through Certificates
Investment Companies (0.56%)			5.25%, 12/10/2046	100		100
Xstrata Finance Dubai Ltd			5.82%, 12/10/2049 (b)	300		100
0.80%, 11/13/2009 (b)(d)	250	250	Countrywide Alternative Loan Trust
			0.46%, 5/25/2035 (b)	76		42
Life & Health Insurance (0.77%)			Countrywide Asset-Backed Certificates
Lincoln National Corp			0.52%, 11/25/2035 (b)	43		34
5.65%, 8/27/2012	145	151	0.51%, 1/25/2036 (b)(c)	280		195

See accompanying notes

297

Schedule of Investments

High Quality Intermediate-Term Bond Fund

October 31, 2009

	Principal				Principal

	Amount	Value			Amount	Value
	(000's)	(000's)			(000's)	(000's)

BONDS (continued)				BONDS (continued)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)

Credit Suisse First Boston Mortgage Securities				LB-UBS Commercial Mortgage Trust
Corp				6.06%, 6/15/2020	$ 6 $	6

0.26%, 5/15/2036 (b)(d)	$ 822 $		4	Merrill Lynch/Countrywide Commercial
0.34%, 11/15/2037 (b)(d)	1,869		33	Mortgage Trust

7.79%, 9/15/2041 (b)	35		35	5.11%, 12/12/2049 (b)	110	110

Credit Suisse Mortgage Capital Certificates				5.75%, 6/12/2050 (b)	425	100
5.83%, 6/15/2038 (b)	170		150	Morgan Stanley Capital I

5.42%, 2/15/2040	150		99	5.36%, 3/15/2044 (b)	375	332

5.69%, 9/15/2040 (b)	300		248	5.63%, 4/12/2049 (b)	80	70

6.22%, 2/15/2041 (b)(d)	350		237	Morgan Stanley Dean Witter Capital I

Fannie Mae				6.54%, 2/15/2031	14	14
0.54%, 2/25/2018 (b)	58		58	Nomura Asset Acceptance Corp

0.49%, 11/25/2022 (b)	75		75	0.59%, 2/25/2035 (b)	17	13

0.44%, 1/25/2023 (b)	92		91	RBSCF Trust
				5.81%, 5/17/2014 (d)(f)	70	66
0.54%, 2/25/2032 (b)	81		80
				5.81%, 7/17/2014 (d)(f)	50	37
0.49%, 3/25/2035 (b)	126		125
				Structured Adjustable Rate Mortgage Loan Trust
6.39%, 3/25/2039 (b)	102		108	0.94%, 8/25/2034 (b)(c)	188	6

6.50%, 2/25/2047	117		127	Structured Asset Mortgage Investments Inc
Fannie Mae Whole Loan				0.55%, 9/25/2045 (b)	81	45

0.44%, 5/25/2035 (b)(c)	152		149	Structured Asset Securities Corp
First Union National Bank Commercial				5.50%, 6/25/2036 (b)	325	77
Mortgage Securities Inc
				Wachovia Bank Commercial Mortgage Trust
5.59%, 2/12/2034	7		7
				0.17%, 1/15/2041 (b)(d)	647	2
6.14%, 2/12/2034	150		158
				5.80%, 7/15/2045	345	283
Freddie Mac
				WAMU Commercial Mortgage Securities Trust
0.70%, 6/15/2023 (b)	97		96
				3.83%, 1/25/2035 (d)	48	48
0.65%, 7/15/2023 (b)	481		475
				WaMu Mortgage Pass Through Certificates
0.60%, 2/15/2030 (b)	70		70	0.88%, 12/25/2027 (b)	139	104

5.50%, 9/15/2031 (b)	325		341	4.68%, 5/25/2035 (b)	75	70

GE Capital Commercial Mortgage Corp				0.55%, 1/25/2045 (b)	49	35
0.21%, 5/10/2014	10,773		75
				0.47%, 4/25/2045 (b)	27	20
4.97%, 8/11/2036	28		29
				0.53%, 7/25/2045 (b)	69	49
0.59%, 3/10/2040 (b)(d)	1,141		9
				0.62%, 11/25/2045 (b)(c)	187	160
Ginnie Mae
				Wells Fargo Mortgage Backed Securities Trust
1.06%, 2/16/2047 (b)	2,062		98
				4.11%, 10/25/2035 (b)	251	217

GMAC Commercial Mortgage Securities Inc
						8,007

6.96%, 9/15/2035	144		149

0.83%, 3/10/2038 (b)(d)	857		10	Multimedia (0.45%)

GS Mortgage Securities Corp II				Time Warner Inc
5.15%, 10/14/2016 (b)(d)	100		91	0.68%, 11/13/2009 (b)	200	200

5.81%, 8/10/2045 (b)	265		222

GSR Mortgage Loan Trust				Mutual Insurance (0.01%)
0.60%, 12/25/2035 (b)	33		15	Liberty Mutual Group Inc
				7.25%, 9/ 1/2012 (d)	3	3
Impac CMB Trust
1.24%, 10/25/2033 (b)	23		14
				Non-Hazardous Waste Disposal (0.34%)
Indymac Index Mortgage Loan Trust
0.84%, 4/25/2034 (b)	19		13	Allied Waste North America Inc
				6.13%, 2/15/2014	45	46
0.42%, 2/25/2037 (b)	625		316
				7.38%, 4/15/2014	65	68
0.48%, 6/25/2037 (b)(c)	486		254
				Republic Services Inc
JP Morgan Chase Commercial Mortgage
				5.50%, 9/15/2019 (d)	35	36

Securities Corp
5.44%, 5/15/2045 (b)	65		54			150

See accompanying notes

298

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Office Automation & Equipment (0.15%)			Reinsurance (continued)
Xerox Corp			Swiss Re Solutions Holding Corp (continued)
5.50%, 5/15/2012	$ 65 $	69	7.75%, 6/15/2030	$ 45 $		46

						114

Oil Company - Exploration & Production (0.13%)
			REITS - Office Property (0.39%)
Nexen Inc
6.40%, 5/15/2037	50	49	Brandywine Operating Partnership LP
			5.63%, 12/15/2010	79		79
Pemex Project Funding Master Trust
6.63%, 6/15/2035	10	10	HRPT Properties Trust

			0.89%, 3/16/2011 (b)	100		94

		59

						173

Oil Company - Integrated (0.54%)
			REITS - Warehouse & Industrial (0.39%)
Cenovus Energy Inc
4.50%, 9/15/2014 (d)	35	36	ProLogis
			7.63%, 8/15/2014	100		106
5.70%, 10/15/2019 (d)	40	41
			7.38%, 10/30/2019	65		65

ConocoPhillips
5.75%, 2/ 1/2019	45	49				171

6.50%, 2/ 1/2039	30	34	Retail - Drug Store (0.21%)
Petrobras International Finance Co			CVS Caremark Corp
7.88%, 3/15/2019	30	34	6.13%, 9/15/2039	90		91
Petro-Canada
6.80%, 5/15/2038	20	22	Retail - Restaurants (0.50%)
Suncor Energy Inc			Darden Restaurants Inc
6.85%, 6/ 1/2039	20	22	6.20%, 10/15/2017	85		90

		238	Yum! Brands Inc

			6.25%, 3/15/2018	30		32
Pipelines (0.50%)
			5.30%, 9/15/2019	70		71
Enterprise Products Operating LLC

6.13%, 10/15/2039	90	90	6.88%, 11/15/2037	25		27

Kinder Morgan Energy Partners LP						220

5.63%, 2/15/2015	75	80	Sovereign (0.53%)
5.95%, 2/15/2018	30	32	Poland Government International Bond
Midcontinent Express Pipeline LLC			6.38%, 7/15/2019	45		50
6.70%, 9/15/2019 (d)	20	20	Russian Foreign Bond - Eurobond

		222	7.50%, 3/31/2030 (d)	139		155

			South Africa Government International Bond
Property & Casualty Insurance (0.22%)
			6.50%, 6/ 2/2014	23		25
WR Berkley Corp
6.25%, 2/15/2037	115	100	United Mexican States
			5.95%, 3/19/2019	4		4

Quarrying (0.45%)						234

Vulcan Materials Co			Special Purpose Entity (0.22%)
1.55%, 12/15/2010 (b)	200	198	OMX Timber Finance Investments I LLC
			5.42%, 1/29/2020 (b)(d)(f)	100		96
Regional Banks (2.20%)
PNC Funding Corp			Steel - Producers (0.19%)
0.42%, 1/31/2012 (b)	450	434	Ispat Inland ULC
Wells Fargo & Co			9.75%, 4/ 1/2014	80		83
0.65%, 8/20/2010 (b)	50	50
3.75%, 10/ 1/2014	490	490	Telephone - Integrated (2.49%)

		974	AT&T Inc

			6.15%, 9/15/2034	75		76
Reinsurance (0.26%)
			British Telecommunications PLC
Swiss Re Solutions Holding Corp			9.62%, 12/15/2030 (b)	5		6
6.45%, 3/ 1/2019	70	68
			CenturyTel Inc
			7.60%, 9/15/2039	5		5

See accompanying notes

299

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			MUNICIPAL BONDS (0.27%)
Telephone - Integrated (continued)			California (0.11%)
Telecom Italia Capital SA			Los Angeles Unified School District/CA
0.96%, 2/ 1/2011 (b)	$ 70 $	69	5.75%, 7/ 1/2034	$ 50 $	48
0.89%, 7/18/2011 (b)	150	149
5.25%, 11/15/2013	5	5	Nevada (0.10%)
4.95%, 9/30/2014	45	47	County of Clark NV
			6.88%, 7/ 1/2042	45	46
7.00%, 6/ 4/2018	50	55
6.38%, 11/15/2033	195	193
			Texas (0.06%)
Telefonica Emisiones SAU			Dallas County Hospital District
0.81%, 2/ 4/2013 (b)	155	152	5.62%, 8/15/2044	25	26

4.95%, 1/15/2015	185	196
			TOTAL MUNICIPAL BONDS	$ 120

Telefonica Europe BV
7.75%, 9/15/2010	50	53	U.S. GOVERNMENT & GOVERNMENT AGENCY
Verizon Communications Inc			OBLIGATIONS (47.66%)
6.35%, 4/ 1/2019	55	61	Federal Home Loan Mortgage Corporation
			(FHLMC) (12.91%)
6.25%, 4/ 1/2037	35	37	6.50%, 12/ 1/2015	4	4

		1,104	7.50%, 12/ 1/2015	8	8

Tobacco (0.47%)			4.50%, 9/ 1/2024	498	518
Altria Group Inc			4.50%, 9/ 1/2024	498	518
9.70%, 11/10/2018	170	209	5.00%, 11/ 1/2024	325	343
			6.50%, 3/ 1/2029	39	43
Tools - Hand Held (0.51%)			7.50%, 10/ 1/2030	17	20
Snap-On Inc
			8.00%, 11/ 1/2030	1	1
0.41%, 1/12/2010 (b)	225	225
			7.00%, 12/ 1/2030	11	12
Transport - Rail (0.34%)			7.50%, 12/ 1/2030	3	3
Burlington Northern Santa Fe Corp			6.50%, 5/ 1/2031	18	20
4.70%, 10/ 1/2019	70	70	6.50%, 10/ 1/2031	7	7
CSX Corp			7.00%, 1/ 1/2032	11	12
6.25%, 3/15/2018	75	82	6.50%, 2/ 1/2032	6	7

		152	7.50%, 4/ 1/2032	10	11

Vitamins & Nutrition Products (0.18%)			6.50%, 5/ 1/2032	16	18
Mead Johnson Nutrition Co			6.50%, 5/ 1/2032	4	4
3.50%, 11/ 1/2014 (d)(e)	40	40	5.50%, 5/ 1/2036	245	259
4.90%, 11/ 1/2019 (d)(e)	40	41	5.50%, 5/ 1/2038	22	23

		81	5.00%, 11/ 1/2039	1,365	1,414

			5.50%, 11/ 1/2039	1,285	1,352
Wireless Equipment (0.25%)
American Tower Corp			6.00%, 11/ 1/2039	575	611
4.63%, 4/ 1/2015 (d)	75	76	4.22%, 6/ 1/2035 (b)	197	204
7.00%, 10/15/2017	30	33	5.45%, 12/ 1/2035 (b)	171	180

		109	5.64%, 5/ 1/2037	127	132

					5,724

TOTAL BONDS	$ 30,947

			Federal National Mortgage Association (FNMA) (18.75%)
SENIOR FLOATING RATE INTERESTS (1.17%)			6.00%, 10/ 1/2016	7	8
Retail-Building Products (1.17%)
			5.50%, 7/ 1/2023	40	43
HD Supply Inc, Term Loan B
			4.50%, 11/ 1/2024	280	291
1.50%, 8/30/2012 (b)	549	517

			5.00%, 11/ 1/2024	765	806
TOTAL SENIOR FLOATING RATE INTERESTS	$ 517

			5.50%, 11/ 1/2024	365	388
			6.50%, 12/ 1/2031	12	13
			3.93%, 6/ 1/2034 (b)	37	38
			3.35%, 7/ 1/2034 (b)	22	23

See accompanying notes

300

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (7.84%)
OBLIGATIONS (continued)			Diversified Banking Institutions (7.84%)
Federal National Mortgage Association (FNMA)			Investment in Joint Trading Account; Bank
(continued)			of America Repurchase Agreement; 0.06%
4.09%, 12/ 1/2034 (b)	$ 61 $	63	dated 10/30/09 maturing 11/02/09
5.50%, 4/ 1/2035	66	69	(collateralized by Sovereign Agency
5.00%, 7/ 1/2035	18	19	Issues; $887,000; 0.00% - 5.75%; dated
5.50%, 9/ 1/2035	141	149	11/02/09 - 07/15/32)	$ 869$	869
2.89%, 3/ 1/2036 (b)	154	158	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.06%
6.00%, 2/ 1/2037	445	474	dated 10/30/09 maturing 11/02/09
5.50%, 7/ 1/2037	293	309	(collateralized by US Treasury Notes;
6.50%, 7/ 1/2037	34	36	$887,000; 1.38% - 2.00%; dated 02/28/10
6.50%, 7/ 1/2037	44	47	- 09/15/12)	870	870
			Investment in Joint Trading Account;
6.00%, 11/ 1/2037	34	36
			Deutsche Bank Repurchase Agreement;
6.50%, 2/ 1/2038	30	32	0.06% dated 10/30/09 maturing 11/02/09
5.50%, 4/ 1/2039	318	335	(collateralized by Sovereign Agency
4.50%, 11/ 1/2039	845	855	Issues; $887,000; 1.88% - 3.75%; dated
			12/06/10 - 08/24/12)	869	869
5.00%, 11/ 1/2039	545	565
			Investment in Joint Trading Account;
5.50%, 11/ 1/2039	915	963
			Morgan Stanley Repurchase Agreement;
6.00%, 11/ 1/2039	1,935	2,055	0.06% dated 10/30/09 maturing 11/02/09
6.50%, 11/ 1/2039	500	537	(collateralized by Sovereign Agency

		8,312	Issues; $887,000; 0.88% - 4.75%; dated

			12/10/10 - 07/01/19)	869	869

Government National Mortgage Association					3,477
(GNMA) (4.85%)

7.00%, 7/15/2031	11	13	TOTAL REPURCHASE AGREEMENTS	$ 3,477

6.00%, 7/15/2032	12	13	Total Investments	$ 56,966
6.00%, 12/15/2032	28	30	Liabilities in Excess of Other Assets, Net - (28.50)%		(12,634)

5.00%, 11/ 1/2039	535	556
			TOTAL NET ASSETS - 100.00%	$ 44,332

5.50%, 11/ 1/2039	830	875
6.00%, 11/ 1/2039	600	637
6.50%, 10/20/2028	13	15	(a) Non-Income Producing Security
8.00%, 8/20/2029	2	2	(b)	Variable Rate. Rate shown is in effect at October 31, 2009.
6.50%, 2/20/2032	7	8	(c) Security is Illiquid
6.50%, 5/20/2032	2	2	(d)	Security exempt from registration under Rule 144A of the Securities Act

		2,151	of 1933. These securities may be resold in transactions exempt from

			registration, normally to qualified institutional buyers. Unless otherwise
U.S. Treasury (11.15%)			indicated, these securities are not considered illiquid. At the end of the
2.25%, 5/31/2014	90	90	period, the value of these securities totaled $3,280 or 7.40% of net
			assets.
2.63%, 7/31/2014	190	193
			(e) Security purchased on a when-issued basis.
2.63%, 2/29/2016 (g)	1,000	990	(f)	Market value is determined in accordance with procedures established in
4.75%, 8/15/2017	675	750	good faith by the Board of Directors. At the end of the period, the value
4.00%, 8/15/2018	880	926	of these securities totaled $199 or 0.45% of net assets.
3.13%, 5/15/2019	90	88	(g)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
3.63%, 8/15/2019	295	301	these securities totaled $44 or 0.10% of net assets.
6.25%, 8/15/2023	650	806
4.38%, 2/15/2038	750	768
4.25%, 5/15/2039	30	30

		4,942

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 21,129

See accompanying notes

301

	Schedule of Investments
	High Quality Intermediate-Term Bond Fund
	October 31, 2009
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 598
Unrealized Depreciation	(4,772)

Net Unrealized Appreciation (Depreciation)	(4,174)
Cost for federal income tax purposes	61,140
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	54.57%
Financial	27.63%
Asset Backed Securities	14.40%
Government	11.68%
Communications	6.97%
Consumer, Non-cyclical	3.08%
Industrial	2.90%
Utilities	2.00%
Consumer, Cyclical	1.87%
Basic Materials	1.25%
Energy	1.17%
Technology	0.71%
General Obligation	0.17%
Revenue	0.10%
Liabilities in Excess of Other Assets, Net	(28.50%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	5.31%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 10 Year Note; December 2009	Buy	11	$ 1,281	$ 1,305	$ 24
US 5 Year Note; December 2009	Buy	9	1,027	1,048	21
All dollar amounts are shown in thousands (000's)

See accompanying notes

302

Schedule of Investments
High Yield Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (2.21%)			COMMON STOCKS (continued)
Applications Software (0.04%)			Transport - Services (continued)
Jingwei International Ltd (a)(b)	394,000 $	1,056	Student Transportation of America Ltd	1,273,900 $	5,180

			TOTAL COMMON STOCKS	$ 61,000

Auto - Medium & Heavy Duty Trucks (0.82%)
New Flyer Industries Inc (c)(d)	2,733,500	22,585	CONVERTIBLE PREFERRED STOCKS (0.33%)
			Reinsurance (0.33%)
Building - Residential & Commercial (0.07%)			Aspen Insurance Holdings Ltd	177,000	9,117

Desarrolladora Homex SAB de CV ADR (b)	56,100	1,995	TOTAL CONVERTIBLE PREFERRED STOCKS	$ 9,117

			PREFERRED STOCKS (0.05%)
Cable/Satellite TV (0.10%)
			Finance - Mortgage Loan/Banker (0.05%)
Time Warner Cable Inc	72,064	2,842
			Freddie Mac 8.38%; Series Z (b)	1,300,000	1,430

Casino Hotels (0.00%)			TOTAL PREFERRED STOCKS	$ 1,430

Aladdin Gaming Holdings LLC - Warrants (a)	78,250	-		Principal
(b)(e)
				Amount	Value
				(000's)	(000's)

Food - Catering (0.03%)
			BONDS (77.20%)
FU JI Food and Catering Services Holdings
Ltd (b)(e)	962,000	943	Agricultural Operations (0.59%)
			Southern States Cooperative Inc
Food - Dairy Products (0.17%)			11.00%, 11/ 1/2011 (a)(e)(f)(g)	$ 16,500	16,170
American Dairy Inc (b)	161,200	4,665
			Airlines (1.03%)
Food - Miscellaneous/Diversified (0.49%)			American Airlines Pass Through Trust 2001-02
B&G Foods Inc	658,400	5,142	7.86%, 10/ 1/2011	5,500	5,480
China Foods Ltd	5,050,000	3,676	American Airlines Pass Through Trust 2009-1A
			10.38%, 7/ 2/2019	7,795	8,264
Zhongpin Inc (a)(b)	346,500	4,612

			Continental Airlines Inc
		13,430

			7.34%, 4/19/2014	11,098	9,933
Medical - Biomedical/Gene (0.06%)			United Air Lines Inc
American Oriental Bioengineering Inc (b)	422,600	1,674	10.40%, 5/ 1/2018	4,710	4,804

Neuro-Hitech Inc - Warrants (a)(b)(e)	125,000	-			28,481

Neuro-Hitech Inc (b)	250,000	5	Appliances (0.88%)

		1,679	ALH Finance LLC / ALH Finance Corp

Pipelines (0.00%)			8.50%, 1/15/2013	25,000	24,375
Energy Maintenance Services Group LLC -
Warrants (a)(b)(e)	354	-	Applications Software (0.61%)
			SS&C Technologies Inc
Satellite Telecommunications (0.01%)			11.75%, 12/ 1/2013	16,000	16,800
ICO Global Communications Holdings Ltd (a)	189,757	148
(b)			Auto - Medium & Heavy Duty Trucks (0.45%)
			New Flyer Industries Ltd
Special Purpose Entity (0.00%)			14.00%, 8/19/2020 (a)(e)(g)	13,600	12,443
Neoview Holdings Inc - Warrants (a)(b)(e)	120,000	-
			Auto/Truck Parts & Equipment - Original (0.56%)
Therapeutics (0.00%)			Accuride Corp
Vion Pharmaceuticals Inc - Warrants (b)(e)	130,000	-	0.00%, 2/ 1/2015 (b)	21,000	15,540
Vion Pharmaceuticals Inc (b)	50,938	31
			Beverages - Wine & Spirits (0.84%)
			Beverages & More Inc
Transport - Marine (0.23%)
			9.25%, 3/ 1/2012 (a)(g)	17,500	16,625
Teekay LNG Partners LP	272,000	6,446
			Constellation Brands Inc
			7.25%, 9/ 1/2016	6,400	6,416

Transport - Services (0.19%)
					23,041

See accompanying notes

303

Schedule of Investments
High Yield Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cable TV (0.01%)			Coal (continued)
Frontiervision			Drummond Co Inc
0.00%, 9/15/2010 (b)(e)	$ 9,250 $	277	9.00%, 10/15/2014 (g)	$ 2,600 $	2,626

					12,287

Frontiervision Operating PRT
0.00%, 10/15/2010 (b)(e)	7,250	-	Consumer Products - Miscellaneous (0.16%)

		277	Yankee Acquisition Corp/MA

			9.75%, 2/15/2017	4,629	4,363
Cable/Satellite TV (1.31%)
DISH DBS Corp			Containers - Metal & Glass (0.79%)
7.88%, 9/ 1/2019 (g)	18,875	19,323	Crown Americas LLC / Crown Americas
7.88%, 9/ 1/2019	7,800	7,985	Capital Corp
UPC Holding BV			7.75%, 11/15/2015	12,000	12,240
9.88%, 4/15/2018 (g)	8,250	8,725	Crown Cork & Seal Co Inc

		36,033	7.38%, 12/15/2026	10,500	9,502

					21,742

Casino Hotels (1.43%)
Harrah's Operating Co Inc			Containers - Paper & Plastic (0.14%)
11.25%, 6/ 1/2017 (g)	6,300	6,426	Plastipak Holdings Inc
Harrah's Operating Escrow LLC / Harrah's			10.63%, 8/15/2019 (g)	2,955	3,236
Escrow Corp			Pregis Corp
11.25%, 6/ 1/2017 (g)	4,440	4,529	12.38%, 10/15/2013	675	651

MGM Mirage					3,887

8.50%, 9/15/2010	4,950	4,913
			Cruise Lines (0.86%)
13.00%, 11/15/2013 (g)	19,000	21,565
			Royal Caribbean Cruises Ltd
10.38%, 5/15/2014 (g)	1,830	1,949	8.75%, 2/ 2/2011	10,000	10,100

		39,382	7.25%, 3/15/2018	15,000	13,650

Casino Services (0.97%)					23,750

Peninsula Gaming LLC			Data Processing & Management (0.57%)
8.38%, 8/15/2015 (g)	14,305	14,198
			First Data Corp
10.75%, 8/15/2017 (g)	12,635	12,540	10.55%, 9/24/2015	17,479	15,644

		26,738

Cellular Telecommunications (2.19%)			Dialysis Centers (1.09%)
Cricket Communications Inc			DaVita Inc
7.75%, 5/15/2016 (g)	9,900	9,875	6.63%, 3/15/2013	30,500	30,042
Digicel Group Ltd
12.00%, 4/ 1/2014 (g)	5,715	6,444	Diversified Banking Institutions (3.12%)
			Bank of America Corp
9.13%, 1/15/2015 (g)	12,280	11,789
			8.00%, 12/29/2049 (f)	51,500	46,313
Nextel Communications Inc
			GMAC Inc
7.38%, 8/ 1/2015	36,325	32,193

			7.25%, 3/ 2/2011	2,042	2,007
		60,301

			JP Morgan Chase & Co
Chemicals - Diversified (0.45%)			7.90%, 4/29/2049 (f)	37,300	37,506

Nova Chemicals Corp					85,826

8.63%, 11/ 1/2019 (g)	12,200	12,353
			Diversified Financial Services (0.34%)

Chemicals - Specialty (0.23%)			General Electric Capital Corp
			6.38%, 11/15/2067 (f)	10,910	9,464
Huntsman International LLC
5.50%, 6/30/2016 (g)	7,335	6,345
			Diversified Minerals (1.68%)

Coal (0.45%)			Teck Resources Ltd
			9.75%, 5/15/2014	16,050	18,016
Arch Coal Inc
8.75%, 8/ 1/2016 (g)	9,425	9,661	10.25%, 5/15/2016	10,345	11,922
			10.75%, 5/15/2019	13,925	16,223

					46,161

See accompanying notes

304

Schedule of Investments
High Yield Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Operations & Commercial Services (0.08%)			Finance - Commercial (continued)
Aramark Corp			CIT Group Inc (continued)
8.50%, 2/ 1/2015	$ 2,255 $	2,278	0.00%, 9/15/2016 (b)	$ 5,000 $	3,242

					17,864

Electric - Generation (0.13%)
			Finance - Credit Card (0.68%)
AES Corp/The
8.75%, 5/15/2013 (g)	1	1	Discover Financial Services
			6.45%, 6/12/2017	20,000	18,853
Elwood Energy LLC
8.16%, 7/ 5/2026	3,860	3,436

			Finance - Investment Banker & Broker (0.79%)
		3,437

			E*Trade Financial Corp
Electric - Integrated (3.23%)			7.38%, 9/15/2013	14,795	13,241
CILCORP Inc			12.50%, 11/30/2017	7,570	8,403

9.38%, 10/15/2029	3,000	3,060			21,644

Duquesne Light Holdings Inc
5.50%, 8/15/2015	20,000	18,556	Finance - Leasing Company (0.07%)
Mirant Americas Generation LLC			DVI Inc
8.50%, 10/ 1/2021	23,500	20,915	0.00%, 2/ 1/2004 (a)(b)(e)	8,575	1,222
Mirant Mid Atlantic Pass Through Trust C			0.00%, 2/ 1/2004 (a)(b)(e)	6,850	623

10.06%, 12/30/2028	27,424	28,271			1,845

NV Energy Inc			Food - Miscellaneous/Diversified (0.65%)
6.75%, 8/15/2017	18,600	18,276	B&G Foods Inc
TECO Energy Inc			12.00%, 10/30/2016 (a)(e)	1,279	10,332
7.50%, 6/15/2010	1	2	Del Monte Corp

		89,080	7.50%, 10/15/2019 (g)	7,530	7,643

Electronic Components - Miscellaneous (0.57%)					17,975

NXP BV / NXP Funding LLC			Gambling (Non-Hotel) (0.36%)
3.03%, 10/15/2013 (f)	20,625	15,572	Pinnacle Entertainment Inc
			7.50%, 6/15/2015	10,935	9,842
Electronics - Military (0.48%)
L-3 Communications Corp			Hotels & Motels (0.73%)
5.88%, 1/15/2015	4,000	3,890	Wyndham Worldwide Corp
6.38%, 10/15/2015	9,500	9,381	9.88%, 5/ 1/2014	18,160	19,982

		13,271

			Independent Power Producer (1.33%)
Energy - Alternate Sources (0.27%)
			NRG Energy Inc
Headwaters Inc
			7.25%, 2/ 1/2014	7,395	7,339
11.38%, 11/ 1/2014 (g)	7,350	7,368
			7.38%, 2/ 1/2016	8,500	8,447
Finance - Auto Loans (2.32%)			7.38%, 1/15/2017	14,530	14,385
Ford Motor Credit Co LLC			Orion Power Holdings Inc
7.25%, 10/25/2011	10,000	9,808	12.00%, 5/ 1/2010	2,500	2,581
7.50%, 8/ 1/2012	14,125	13,756	RRI Energy Inc
7.00%, 10/ 1/2013	5,615	5,327	6.75%, 12/15/2014	3,824	3,891

8.00%, 6/ 1/2014	5,510	5,357			36,643

General Motors Acceptance Corp of Canada Ltd			Investment Management & Advisory Services (0.36%)
7.13%, 9/13/2011	36,000	29,782	Janus Capital Group Inc

		64,030	6.95%, 6/15/2017 (f)	10,550	10,029

Finance - Commercial (0.65%)
			Life & Health Insurance (0.97%)
CIT Group Inc
			Lincoln National Corp
0.00%, 7/28/2011 (b)(f)	9,000	5,853
			7.00%, 5/17/2066 (f)	32,705	26,818
0.00%, 2/13/2014 (b)	8,000	5,176
0.00%, 1/30/2016 (b)	5,500	3,593

See accompanying notes

305

Schedule of Investments
High Yield Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Marine Services (0.14%)			Motion Pictures & Services (0.26%)
Trico Shipping AS			Lions Gate Entertainment Inc
11.88%, 11/ 1/2014 (g)	$ 3,835 $	3,921	10.25%, 11/ 1/2016 (g)	$ 7,170 $	7,027

Medical - Biomedical/Gene (0.41%)			MRI - Medical Diagnostic Imaging (1.10%)
Bio-Rad Laboratories Inc			Alliance HealthCare Services Inc
8.00%, 9/15/2016 (g)	3,600	3,708	7.25%, 12/15/2012	31,000	30,225
Talecris Biotherapeutics Holdings Corp
7.75%, 11/15/2016 (g)	7,500	7,594	Music (1.10%)

		11,302	WMG Acquisition Corp

			9.50%, 6/15/2016 (g)	15,950	17,027
Medical - Drugs (0.62%)
			WMG Holdings Corp
Axcan Intermediate Holdings Inc			0.00%, 12/15/2014 (f)	13,470	13,335

9.25%, 3/ 1/2015	3,865	4,116
					30,362

12.75%, 3/ 1/2016	2,615	2,863
Elan Finance PLC / Elan Finance Corp			Mutual Insurance (1.09%)
8.88%, 12/ 1/2013	8,500	8,288	Liberty Mutual Group Inc
Elan Finance PLC/Elan Finance Corp			10.75%, 6/15/2058 (f)(g)	28,480	29,904
8.75%, 10/15/2016 (g)	2,000	1,855

		17,122	Office Supplies & Forms (0.06%)

			ACCO Brands Corp
Medical - HMO (1.15%)			10.63%, 3/15/2015 (g)	1,505	1,610
Multiplan Inc
10.38%, 4/15/2016 (g)	33,000	31,680	Oil Company - Exploration & Production (4.03%)
			Chesapeake Energy Corp
Medical - Hospitals (4.63%)			6.88%, 1/15/2016	14,000	13,510
HCA Inc			6.50%, 8/15/2017	11,500	10,781
9.63%, 11/15/2016	18,630	19,771	Linn Energy LLC
7.50%, 11/ 6/2033	16,000	13,205	9.88%, 7/ 1/2018	34,000	34,680
HCA Inc/DE			OPTI Canada Inc
6.50%, 2/15/2016	10,000	9,325	7.88%, 12/15/2014	17,735	13,833
9.25%, 11/15/2016	31,500	32,917	Petroleum Development Corp
IASIS Healthcare LLC / IASIS Capital Corp			12.00%, 2/15/2018	15,875	15,835
8.75%, 6/15/2014	33,750	34,594	Quicksilver Resources Inc
Tenet Healthcare Corp			11.75%, 1/ 1/2016	13,383	14,855
9.25%, 2/ 1/2015 (f)	17,000	17,638	Venoco Inc

		127,450	11.50%, 10/ 1/2017 (g)	7,550	7,494

					110,988

Medical - Outpatient & Home Medical Care (0.56%)
Select Medical Corp			Oil Refining & Marketing (0.23%)
7.63%, 2/ 1/2015	16,455	15,509	Tesoro Corp/Texas
			6.63%, 11/ 1/2015	7,000	6,440
Medical Products (0.58%)
Angiotech Pharmaceuticals Inc			Paper & Related Products (0.50%)
4.11%, 12/ 1/2013 (f)	11,185	9,284	Cascades Inc
7.75%, 4/ 1/2014	10,000	6,775	7.25%, 2/15/2013	3,410	3,333

		16,059	Domtar Corp

			10.75%, 6/ 1/2017	9,160	10,511

Mortgage Backed Securities (0.20%)
					13,844

JP Morgan Chase Commercial Mortgage
Securities Corp			Pharmacy Services (0.88%)
0.04%, 1/12/2043 (f)	783,937	447	Omnicare Inc
RBSCF Trust			6.13%, 6/ 1/2013	12,350	11,856
5.81%, 7/17/2014 (e)(g)	7,000	5,117	6.88%, 12/15/2015	13,000	12,317

		5,564			24,173

See accompanying notes

306

Schedule of Investments High Yield Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Physical Therapy & Rehabilitation Centers (1.71%)			Retail - Automobile (1.34%)
Healthsouth Corp			Asbury Automotive Group Inc
10.75%, 6/15/2016	$ 43,500 $	47,197	8.00%, 3/15/2014	$ 8,250 $	7,879
			7.63%, 3/15/2017	5,800	5,220
Physician Practice Management (0.15%)			Sonic Automotive Inc
US Oncology Inc			8.63%, 8/15/2013	24,495	23,760

9.13%, 8/15/2017 (g)	4,000	4,220			36,859

Pipelines (2.39%)			Retail - Drug Store (0.30%)
Dynegy Holdings Inc			Rite Aid Corp
8.38%, 5/ 1/2016	34,345	32,027	10.38%, 7/15/2016	8,315	8,357
El Paso Natural Gas Co
8.38%, 6/15/2032	12,500	14,860	Retail - Propane Distribution (0.51%)
Energy Maintenance Services Group LLC			Ferrellgas Partners LP
11.50%, 3/ 1/2014 (a)(e)	12,298	10,453	9.13%, 10/ 1/2017 (g)	13,510	14,118
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp			Retail - Regional Department Store (0.76%)
6.88%, 11/ 1/2014 (g)	6,820	6,411	Neiman Marcus Group Inc/The
8.75%, 4/15/2018	2,035	2,081	9.00%, 10/15/2015	661	585

		65,832	10.38%, 10/15/2015	23,000	20,240

					20,825

Publishing - Periodicals (1.47%)
Nielsen Finance LLC / Nielsen Finance Co			Retail - Restaurants (0.58%)
11.63%, 2/ 1/2014	8,000	8,540	Arcos Dorados BV
10.00%, 8/ 1/2014	31,000	31,930	7.50%, 10/ 1/2019 (g)	3,820	3,687

		40,470	Landry's Restaurants Inc

			14.00%, 8/15/2011	12,335	12,381

Radio (0.40%)					16,068

Sirius Satellite Radio Inc
9.63%, 8/ 1/2013	12,000	10,950	Rubber - Tires (0.28%)
			Goodyear Tire & Rubber Co/The
Regional Banks (1.84%)			10.50%, 5/15/2016	7,200	7,794
Wells Fargo & Co
7.98%, 3/29/2049 (f)	25,500	23,874	Satellite Telecommunications (1.29%)
Wells Fargo Capital XV			Intelsat Bermuda Ltd
9.75%, 12/29/2049 (f)	25,000	26,875	11.25%, 2/ 4/2017 (f)(g)	26,190	26,059

		50,749	11.50%, 2/ 4/2017 (g)	9,930	9,582

					35,641

REITS - Healthcare (0.39%)
Omega Healthcare Investors Inc			Savings & Loans - Thrifts (0.00%)
7.00%, 4/ 1/2014	10,000	9,775	Washington Mutual Bank / Henderson NV
7.00%, 1/15/2016	1,000	955	0.00%, 6/15/2011 (b)	3,500	9

		10,730	0.00%, 1/15/2013 (b)	3,000	7

			0.00%, 1/15/2015 (b)(f)	2,000	5

REITS - Office Property (1.10%)
					21

Reckson Operating Partnership LP
6.00%, 3/31/2016	35,000	30,246	Seismic Data Collection (0.23%)
			Cie Generale de Geophysique-Veritas
Rental - Auto & Equipment (0.08%)			9.50%, 5/15/2016 (g)	6,020	6,336
Hertz Corp/The
8.88%, 1/ 1/2014	2,165	2,192	Sovereign (1.67%)
United Rentals North America Inc			Brazilian Government International Bond
6.50%, 2/15/2012	1	1	12.50%, 1/ 5/2016	55,600	35,349

		2,193	Mexican Bonos

			8.00%, 12/19/2013	138,474	10,773

					46,122

See accompanying notes

307

Schedule of Investments High Yield Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			SENIOR FLOATING RATE INTERESTS (8.29%)
Special Purpose Entity (4.23%)			Auto - Car & Light Trucks (1.10%)
CCM Merger Inc			Ford Motor Co, Term Loan B
8.00%, 8/ 1/2013 (g)	$ 44,500 $	36,490	3.29%, 12/16/2013 (f)	$ 34,202 $	30,389
ISA Capital do Brasil SA
8.80%, 1/30/2017 (g)	21,000	22,890	Auto/Truck Parts & Equipment - Original (0.39%)
Piper Jaffray Equipment Trust Securities			Dana Holding Corp, Term Loan
6.00%, 9/10/2011 (e)(g)	17,973	17,793	7.23%, 1/31/2015 (f)	12,324	10,712
TRAINS HY-1-2006
7.15%, 5/ 1/2016 (g)	25,215	24,580	Casino Hotels (0.78%)
UCI Holdco Inc			Harrah's Operating Co Inc, Term Loan
9.25%, 12/15/2013 (f)	5,391	2,803	9.50%, 10/23/2016 (f)	18,355	17,939
Universal City Development Partners Ltd			Harrah's Operating Co Inc, Term Loan B2
11.75%, 4/ 1/2010	11,995	12,055	3.28%, 1/28/2015 (f)	4,609	3,664

		116,611			21,603

Telecommunication Services (1.47%)			Chemicals-Specialty (0.26%)
Global Crossing Ltd			Huntsman International LLC, Term Loan C
12.00%, 9/15/2015 (g)	7,580	8,130	2.49%, 6/23/2016 (f)	8,000	7,246
Telcordia Technologies Inc
4.03%, 7/15/2012 (f)(g)	6,515	5,635	Commercial Services (1.23%)
Wind Acquisition Finance SA			Quintiles Transnational, Term Loan Lien 1
11.75%, 7/15/2017 (g)	23,660	26,736	2.28%, 3/31/2013 (f)	28,325	26,873

		40,501	Quintiles Transnational, Term Loan Lien 2

			4.28%, 3/31/2014 (f)	7,500	7,125

Telephone - Integrated (1.47%)					33,998

Level 3 Financing Inc
9.25%, 11/ 1/2014	21,500	19,135	Data Processing & Management (0.90%)
Sprint Nextel Corp			First Data Corp, Term Loan B
6.00%, 12/ 1/2016	15,000	12,900	3.04%, 9/24/2014 (f)	7,980	6,834
8.38%, 8/15/2017	8,745	8,439	First Data Corp, Term Loan B1

			3.00%, 12/24/2014 (f)	15,921	13,685
		40,474

			First Data Corp, Term Loan B2
Theaters (0.46%)			3.04%, 9/24/2014 (f)	4,975	4,266

AMC Entertainment Inc					24,785

8.75%, 6/ 1/2019	12,465	12,777
			Diversified Manufacturing Operations (0.08%)
Transport - Marine (0.29%)			GenTek Holding LLC, Term Loan
Navios Maritime Holdings Inc / Navios			0.00%, 9/30/2014 (f)(i)	2,100	2,107
Maritime Finance US Inc
8.88%, 11/ 1/2017 (g)(h)	7,915	8,034	Electric - Integrated (0.54%)
			Texas Competitive Electric Holdings
Transport - Services (0.80%)			Company, Term Loan B2
			3.74%, 10/29/2014 (f)	19,226	14,862
Student Transportation of America ULC
14.00%, 12/21/2016 (a)	4,901	4,760
			Electronic Components - Semiconductors (0.43%)
Trailer Bridge Inc
9.25%, 11/15/2011	18,000	17,280	Freescale Semiconductor Inc, Term Loan B

			2.00%, 12/ 1/2013 (f)	14,712	11,921
		22,040

Wire & Cable Products (0.03%)			Hotels & Motels (0.03%)
Coleman Cable Inc			Universal Orlando Term Loan
9.88%, 10/ 1/2012	765	759	0.00%, 11/ 1/2014 (f)(i)	-	751

TOTAL BONDS	$ 2,127,080

			Identification Systems - Development (0.31%)
			L-1 Identity Solutions, Term Loan B
			6.75%, 8/ 5/2013 (f)	8,493	8,521
See accompanying notes

308

Schedule of Investments High Yield Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			CONVERTIBLE BONDS (continued)
Investment Management & Advisory Services (0.23%)			Food - Catering (0.22%)
Nuveen Investments Inc, Term Loan			FU JI Food and Catering Services Holdings Ltd
12.50%, 7/ 9/2015 (f)	$ 6,080 $	6,191	0.00%, 11/ 9/2009 (b)	$ 46,500 $	600
			0.00%, 10/18/2010 (b)	245,000	5,500

Medical - HMO (0.25%)					6,100

Multiplan Inc, Term Loan B
2.75%, 4/12/2013 (f)	4,813	4,514	Footwear & Related Apparel (0.19%)
Multiplan Inc, Term Loan C			Iconix Brand Group Inc
2.75%, 4/12/2013 (f)	2,567	2,426	1.88%, 6/30/2012	6,150	5,320

		6,940

			Identification Systems - Development (0.24%)
Medical - Hospitals (0.18%)			L-1 Identity Solutions Inc
HCA Inc; Term Loan A			3.75%, 5/15/2027	7,395	6,637
1.53%, 1/22/2012 (f)	5,295	4,914
			Medical - Biomedical/Gene (1.03%)
Medical-Outptnt/Home Med (0.03%)			Amylin Pharmaceuticals Inc
Select Medical Corp, Term Loan			3.00%, 6/15/2014	37,175	28,253
2.41%, 2/24/2012 (f)	905	870
			Medical Products (0.60%)
Property & Casualty Insurance (0.19%)			China Medical Technologies Inc
Asurion Corp, Term Loan B			4.00%, 8/15/2013	22,750	16,579
6.74%, 7/ 7/2015 (f)	5,500	5,207
			Pharmacy Services (0.28%)
Rental - Auto & Equipment (0.36%)			Omnicare Inc
Rental Services Corp, Term Loan			3.25%, 12/15/2035	9,500	7,565
3.82%, 11/30/2013 (f)	11,000	9,883
			Retail - Automobile (0.60%)
Retail - Drug Store (0.06%)			Asbury Automotive Group Inc
Rite Aid Corp, Term Loan			3.00%, 9/15/2012	12,500	10,656
9.50%, 6/ 5/2015 (f)	1,615	1,655	Sonic Automotive Inc
			5.00%, 10/ 1/2029	755	742
Satellite Telecommunications (0.50%)			United Auto Group
Intelsat Jackson Holdings Ltd, Term Loan			3.50%, 4/ 1/2026	5,000	5,019

3.25%, 2/ 1/2014 (f)	15,500	13,803			16,417

Special Purpose Entity (0.44%)			Semiconductor Component - Integrated Circuits (0.86%)
Motor City Casino, Term Loan B			Jazz Technologies Inc
8.50%, 7/21/2012 (f)	12,683	12,022	8.00%, 12/31/2011	6,000	4,087

TOTAL SENIOR FLOATING RATE INTERESTS	$ 228,380		Linear Technology Corp

			3.00%, 5/ 1/2027	20,500	19,629

CONVERTIBLE BONDS (7.71%)					23,716

Agricultural Chemicals (0.14%)
			Telecommunication Equipment - Fiber Optics (1.05%)
Sinofert Holdings Ltd
0.00%, 8/ 7/2011 (b)	24,000	3,902	JDS Uniphase Corp
			1.00%, 5/15/2026	35,000	29,006
Circuit Boards (0.86%)
TTM Technologies Inc			Therapeutics (0.04%)
3.25%, 5/15/2015	25,450	23,700	Vion Pharmaceuticals Inc
			7.75%, 2/15/2012	4,500	1,120
Educational Software (0.60%)
			Transport - Marine (0.46%)
Blackboard Inc
3.25%, 7/ 1/2027	17,000	16,490	Horizon Lines Inc
			4.25%, 8/15/2012	16,000	12,620

Enterprise Software & Services (0.54%)			TOTAL CONVERTIBLE BONDS	$ 212,421

Lawson Software Inc
2.50%, 4/15/2012	15,500	14,996

See accompanying notes

309

Schedule of Investments High Yield Fund October 31, 2009

			Unrealized Appreciation (Depreciation)
	Principal		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Amount	Value	of investments held by the fund as of the period end were as follows:
	(000's)	(000's)

REPURCHASE AGREEMENTS (3.59%)			Unrealized Appreciation	$ 213,220
Diversified Banking Institutions (3.59%)			Unrealized Depreciation	(152,177)

Investment in Joint Trading Account; Bank			Net Unrealized Appreciation (Depreciation)	61,043
of America Repurchase Agreement; 0.06%			Cost for federal income tax purposes	2,677,196
dated 10/30/09 maturing 11/02/09			All dollar amounts are shown in thousands (000's)
(collateralized by Sovereign Agency
Issues; $25,197,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 24,703$	24,703	Portfolio Summary (unaudited)

Investment in Joint Trading Account; Credit			Sector	Percent

Suisse Repurchase Agreement; 0.06%			Financial	22.72%
dated 10/30/09 maturing 11/02/09			Consumer, Non-cyclical	20.20%
(collateralized by US Treasury Notes;			Consumer, Cyclical	17.17%
$25,197,000; 1.38% - 2.00%; dated			Communications	11.27%
02/28/10 - 09/15/12)	24,702	24,702	Energy	7.59%
Investment in Joint Trading Account;			Industrial	5.46%
Deutsche Bank Repurchase Agreement;			Utilities	5.23%
0.06% dated 10/30/09 maturing 11/02/09			Technology	4.55%
(collateralized by Sovereign Agency			Basic Materials	3.26%
Issues; $25,197,000; 1.88% - 3.75%; dated			Government	1.73%
12/06/10 - 08/24/12)	24,703	24,703	Mortgage Securities	0.20%
			Other Assets in Excess of Liabilities, Net	0.62%

Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;			TOTAL NET ASSETS	100.00%

0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $25,197,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	24,703	24,703

		98,811

TOTAL REPURCHASE AGREEMENTS	$ 98,811

Total Investments	$ 2,738,239
Other Assets in Excess of Liabilities, Net - 0.62%		17,214

TOTAL NET ASSETS - 100.00%	$ 2,755,453

(a) Security is Illiquid
(b) Non-Income Producing Security
(c)	Affiliated Security as defined by the Investment Company Act of 1940
(the Fund controls 5.0% or more of the outstanding voting shares of the security).
(d) Affiliated Security
(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $75,373 or 2.74% of net assets.
(f)	Variable Rate. Rate shown is in effect at October 31, 2009.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $549,472 or 19.94% of net assets.
(h)	Security purchased on a when-issued basis.
(i)	This Senior Floating Rate Note will settle after October 31, 2009, at which time the interest rate will be determined.

See accompanying notes

310

Schedule of Investments
High Yield Fund
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases			Sales	October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

New Flyer Industries Inc	2,653,300 $	23,058	80,200	$ 629	-	$ -	2,733,500 $	23,687
Student Transportation of America Inc	1,123,000	10,449 150,900		911	1,273,900	11,360	-	-

	$ 33,507			$ 1,540		$ 11,360	$ 23,687

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

New Flyer Industries Inc	$ 917			$ -			$ -
Student Transportation of America Inc			920			-		-

	$ 1,837			$ -			$ -

See accompanying notes

311

Schedule of Investments
High Yield Fund I
October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (0.17%)			BONDS (continued)
Computer Services (0.04%)			Agricultural Operations (0.00%)
Unisys Corp (a)	12,800 $	373	Eurofresh Inc
			0.00%, 1/15/2013 (a)(c)(d)	$ 983 $	18
Containers - Paper & Plastic (0.03%)
Constar International Inc (a)	4,000	84	Airlines (2.04%)
Portola Packaging Inc (a)(b)	48,888	203	American Airlines Inc

		287	10.50%, 10/15/2012 (d)	2,450	2,511

			American Airlines Pass Through Trust 2001-01
Diversified Operations (0.07%)			7.38%, 5/23/2019 (c)	235	181
Spectrum Brands Inc (a)	33,088	766	American Airlines Pass Through Trust 2001-02
			6.98%, 4/ 1/2011 (c)	1,270	1,263
Machinery Tools & Related Products (0.01%)			American Airlines Pass Through Trust 2009-1A
Milacron Inc (a)(b)(c)	130	133	10.38%, 7/ 2/2019	1,190	1,262
			Continental Airlines Inc
Printing - Commercial (0.02%)			0.70%, 6/ 2/2013 (e)	500	324
World Color Press Inc - Warrants (a)	17,398	46	7.88%, 7/ 2/2018	1,105	900
World Color Press Inc (a)	15,351	138	9.56%, 9/ 1/2019 (c)	235	193

		184	9.32%, 11/ 1/2019 (b)(d)	323	242

TOTAL COMMON STOCKS	$ 1,743		9.80%, 4/ 1/2021	509	415

			Delta Air Lines Inc
CONVERTIBLE PREFERRED STOCKS (0.02%)			7.11%, 9/18/2011	1,000	982
Auto - Car & Light Trucks (0.02%)			7.71%, 9/18/2011	2,085	1,944
Motors Liquidation Co	50,000	170	8.95%, 8/10/2014	217	179

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 170		9.50%, 9/15/2014 (d)	2,605	2,657

PREFERRED STOCKS (0.03%)			6.82%, 8/10/2022	2,806	2,651
Finance - Commercial (0.03%)			8.02%, 8/10/2022	747	623
Preferred Blocker Inc (d)	426	260	Northwest Airlines Inc

			7.03%, 11/ 1/2019	748	671
TOTAL PREFERRED STOCKS	$ 260

			UAL Pass Through Trust Series 2007-1
BONDS (87.05%)			7.34%, 7/ 2/2019 (c)(d)	455	302
Advertising Agencies (0.30%)			6.64%, 7/ 2/2022 (b)	2,887	2,541
Interpublic Group of Cos Inc			United Air Lines Inc
10.00%, 7/15/2017	$ 2,870	3,085	10.40%, 5/ 1/2018	825	841

					20,682

Advertising Sales (0.26%)
Lamar Media Corp			Apparel Manufacturers (0.22%)
6.63%, 8/15/2015	2,000	1,910	Hanesbrands Inc
6.63%, 8/15/2015	106	100	4.59%, 12/15/2014 (e)	1,500	1,350
6.63%, 8/15/2015	644	609	Quiksilver Inc

			6.88%, 4/15/2015	1,200	927

		2,619

					2,277

Advertising Services (0.20%)
			Auction House & Art Dealer (0.17%)
RH Donnelley Inc
0.00%, 5/15/2015 (a)(d)	1,966	1,121	KAR Holdings Inc
			4.48%, 5/ 1/2014 (e)	425	390
Visant Holding Corp
10.25%, 12/ 1/2013 (e)	850	875	8.75%, 5/ 1/2014	613	620

		1,996	10.00%, 5/ 1/2015	497	509

			Sotheby's
Aerospace & Defense Equipment (0.06%)			7.75%, 6/15/2015	250	223

GenCorp Inc					1,742

9.50%, 8/15/2013	700	563
			Auto - Car & Light Trucks (0.28%)
			Ford Motor Co
			9.22%, 9/15/2021	500	422
			8.90%, 1/15/2032	325	265

See accompanying notes

312

Schedule of Investments
High Yield Fund I
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Auto - Car & Light Trucks (continued)			Building - Residential & Commercial
Ford Motor Co (continued)			(continued)
9.98%, 2/15/2047	$ 1,320 $	1,122	Meritage Homes Corp
			7.00%, 5/ 1/2014	$ 126 $	120
Motors Liquidation Co
0.00%, 7/15/2023 (a)	1,000	148	6.25%, 3/15/2015	875	807
0.00%, 9/ 1/2025 (a)	700	100	Standard Pacific Escrow LLC
			10.75%, 9/15/2016 (d)	1,460	1,431

0.00%, 5/ 1/2028 (a)	150	21
					7,646

0.00%, 7/15/2033 (a)	5,050	757
0.00%, 3/15/2036 (a)(e)	725	45	Building & Construction - Miscellaneous (0.13%)

		2,880	Dycom Investments Inc

			8.13%, 10/15/2015	1,490	1,371
Auto - Medium & Heavy Duty Trucks (0.45%)
Navistar International Corp			Building & Construction Products -
8.25%, 11/ 1/2021	4,675	4,564	Miscellaneous (1.05%)
			Associated Materials Inc
Auto/Truck Parts & Equipment - Original (0.09%)			9.75%, 4/15/2012	557	568
Tenneco Inc			Associated Materials LLC/Associated Materials
10.25%, 7/15/2013	900	927	Finance Inc
			9.88%, 11/15/2016 (d)(f)	505	518
Auto/Truck Parts & Equipment - Replacement (0.30%)			Gibraltar Industries Inc
Affinia Group Inc			8.00%, 12/ 1/2015 (e)	550	512
9.00%, 11/30/2014	1,425	1,364	Owens Corning
10.75%, 8/15/2016 (d)	400	439	9.00%, 6/15/2019	830	900
Exide Technologies			Ply Gem Industries Inc
10.50%, 3/15/2013	1,290	1,284	11.75%, 6/15/2013	5,685	5,330

		3,087	USG Corp

			9.75%, 8/ 1/2014 (d)	2,690	2,824

Beverages - Wine & Spirits (0.34%)
					10,652

Constellation Brands Inc
8.38%, 12/15/2014	2,275	2,400	Building Products - Cement & Aggregate (0.27%)
7.25%, 5/15/2017	1,050	1,053	Hanson Australia Funding Ltd

		3,453	5.25%, 3/15/2013	1,282	1,212

			Hanson Ltd
Broadcasting Services & Programming (0.49%)			6.13%, 8/15/2016	1,345	1,224
Barrington Broadcasting Group LLC and			US Concrete Inc
Barrington Broadcasting Capital Corp			8.38%, 4/ 1/2014	500	351

10.50%, 8/15/2014	250	145
					2,787

Fisher Communications Inc
8.63%, 9/15/2014	700	658	Cable/Satellite TV (1.91%)
Nexstar Broadcasting Inc			Cablevision Systems Corp
0.50%, 1/15/2014 (d)(e)	747	502	8.63%, 9/15/2017 (d)	740	766
7.00%, 1/15/2014	247	166	CCO Holdings LLC / CCO Holdings Capital
XM Satellite Radio Inc			Corp
11.25%, 6/15/2013 (d)	1,795	1,885	0.00%, 11/15/2013 (a)	3,300	3,605
13.00%, 8/ 1/2013 (d)	1,595	1,587	Charter Communications Operating LLC /

			Charter Communications Operating Capital
		4,943

			12.88%, 9/15/2014 (d)(e)	1,800	1,989
Building - Residential & Commercial (0.75%)			CSC Holdings Inc/United States
DR Horton Inc			8.50%, 4/15/2014 (d)	325	343
5.63%, 9/15/2014	2,000	1,910	DirecTV Holdings LLC / DirecTV Financing
K Hovnanian Enterprises Inc			Co Inc
10.63%, 10/15/2016 (d)	1,750	1,741	7.63%, 5/15/2016	500	543
KB Home			DISH DBS Corp
5.88%, 1/15/2015	415	382	6.63%, 10/ 1/2014	1,850	1,804
M/I Homes Inc			7.75%, 5/31/2015	1,000	1,022
6.88%, 4/ 1/2012	1,335	1,255	7.88%, 9/ 1/2019	6,050	6,194

See accompanying notes

313

Schedule of Investments High Yield Fund I

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cable/Satellite TV (continued)			Cellular Telecommunications (continued)
Mediacom LLC / Mediacom Capital Corp			NII Capital Corp
9.13%, 8/15/2019 (d)	$ 537 $	554	10.00%, 8/15/2016 (d)	$ 980 $	1,034

UPC Holding BV					21,303

9.88%, 4/15/2018 (d)	2,450	2,591

			Chemicals - Diversified (0.22%)
		19,411

			Reichhold Industries Inc
Casino Hotels (2.64%)			9.00%, 8/15/2014 (d)	860	696
Harrah's Operating Co Inc			Solutia Inc
10.75%, 2/ 1/2016	9,025	6,904	8.75%, 11/ 1/2017	250	259
10.00%, 12/15/2018 (d)	2,705	2,056	Westlake Chemical Corp
Harrah's Operating Escrow LLC / Harrah's			6.63%, 1/15/2016	1,310	1,235

Escrow Corp					2,190

11.25%, 6/ 1/2017 (d)	1,100	1,122
			Chemicals - Plastics (0.29%)
Mandalay Resort Group
6.38%, 12/15/2011	900	801	PolyOne Corp
			8.88%, 5/ 1/2012	2,900	2,929
MGM Mirage
8.50%, 9/15/2010	500	496
			Chemicals - Specialty (1.47%)
6.75%, 9/ 1/2012	500	428
			Ashland Inc
6.75%, 4/ 1/2013	1,500	1,237	9.13%, 6/ 1/2017 (d)	500	540
10.38%, 5/15/2014 (d)	2,120	2,258	Huntsman International LLC
6.63%, 7/15/2015	531	402	7.88%, 11/15/2014	2,365	2,223
7.50%, 6/ 1/2016	2,785	2,131	MacDermid Inc
11.13%, 11/15/2017 (d)	2,130	2,343	9.50%, 4/15/2017 (d)	5,855	5,533
11.38%, 3/ 1/2018 (d)	350	315	Momentive Performance Materials Inc
San Pasqual Casino			12.50%, 6/15/2014 (d)	4,720	4,933
8.00%, 9/15/2013 (d)	2,851	2,708	9.75%, 12/ 1/2014 (e)	2,030	1,695

Seminole Hard Rock Entertainment Inc					14,924

2.80%, 3/15/2014 (d)(e)	2,450	1,972
			Circuit Boards (0.23%)
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp			Viasystems Inc
6.63%, 12/ 1/2014	1,750	1,663	10.50%, 1/15/2011	2,350	2,350

		26,836

			Coal (0.48%)
Casino Services (0.42%)			Arch Coal Inc
Choctaw Resort Development Enterprise			8.75%, 8/ 1/2016 (d)	1,050	1,076
7.25%, 11/15/2019 (d)	655	421	Arch Western Finance LLC
Peninsula Gaming LLC			6.75%, 7/ 1/2013	2,405	2,321
8.38%, 8/15/2015 (d)	1,840	1,826	Massey Energy Co
10.75%, 8/15/2017 (d)	2,060	2,045	6.88%, 12/15/2013	960	948

		4,292	Murray Energy Corp

			10.25%, 10/15/2015 (d)	550	545

Cellular Telecommunications (2.10%)
					4,890

Cricket Communications Inc
9.38%, 11/ 1/2014	1,250	1,213	Commercial Banks (0.38%)
7.75%, 5/15/2016 (d)	4,210	4,199	Lloyds Banking Group PLC
iPCS Inc			6.41%, 10/ 1/2035 (d)	1,295	842
2.61%, 5/ 1/2013 (e)	550	481	6.66%, 1/21/2049 (d)	920	598
MetroPCS Wireless Inc			6.27%, 11/29/2049 (d)(e)	3,080	2,002
9.25%, 11/ 1/2014	7,205	7,259	Manufacturers & Traders Trust Co
9.25%, 11/ 1/2014	200	202	5.63%, 12/ 1/2021 (c)(e)	500	404

Nextel Communications Inc					3,846

6.88%, 10/31/2013	5,320	4,921
			Commercial Services (0.27%)
7.38%, 8/ 1/2015	2,250	1,994
			Ceridian Corp
			11.25%, 11/15/2015 (e)	1,060	1,020

See accompanying notes

314

Schedule of Investments
High Yield Fund I
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Commercial Services (continued)			Containers - Metal & Glass (continued)
Ceridian Corp (continued)			Owens-Brockway Glass Container Inc
12.25%, 11/15/2015	$ 210 $	189	8.25%, 5/15/2013	$ 750 $	765

Iron Mountain Inc					2,140

8.00%, 6/15/2020	1,000	1,017
			Containers - Paper & Plastic (1.32%)
8.38%, 8/15/2021	500	518

			AEP Industries Inc
		2,744	7.88%, 3/15/2013	1,021	985

Commercial Services - Finance (0.98%)			Berry Plastics Corp
ACE Cash Express Inc			8.88%, 9/15/2014	1,500	1,391
10.25%, 10/ 1/2014 (c)(d)	1,250	975	Berry Plastics Escrow LLC/Berry Plastics
Cardtronics Inc			Escrow Corp
9.25%, 8/15/2013	3,495	3,547	8.88%, 9/15/2014 (d)	575	528
9.25%, 8/15/2013	1,585	1,609	8.25%, 11/15/2015 (d)(f)	630	619
Deluxe Corp			Constar International Inc
5.13%, 10/ 1/2014	200	179	3.81%, 2/15/2012 (e)	2,150	1,852
7.38%, 6/ 1/2015	1,650	1,617	Graham Packaging Co LP / GPC Capital Corp I
			9.88%, 10/15/2014	930	949
Lender Processing Services Inc
8.13%, 7/ 1/2016	1,950	2,052	Intertape Polymer US Inc

			8.50%, 8/ 1/2014	350	273
		9,979

			Jefferson Smurfit Corp US
Computer Services (0.95%)			0.00%, 10/ 1/2012 (a)	3,585	2,760
Stream Global Services Inc			Norampac Industries Inc
11.25%, 10/ 1/2014 (d)	350	347	6.75%, 6/ 1/2013	80	77
Sungard Data Systems Inc			Plastipak Holdings Inc
9.13%, 8/15/2013	700	712	8.50%, 12/15/2015 (d)	1,000	1,000
10.63%, 5/15/2015 (d)	2,165	2,333	Smurfit-Stone Container Enterprises Inc
10.25%, 8/15/2015	4,160	4,290	0.00%, 7/ 1/2012 (a)	865	677
Unisys Corp			0.00%, 3/15/2017 (a)	2,475	1,906
12.75%, 10/15/2014 (d)	998	1,090	Solo Cup Co
14.25%, 9/15/2015 (d)	802	862	10.50%, 11/ 1/2013 (d)	375	397

		9,634			13,414

Computers - Memory Devices (0.17%)			Cruise Lines (0.15%)
Seagate Technology HDD Holdings			Royal Caribbean Cruises Ltd
6.80%, 10/ 1/2016	1,750	1,715	6.88%, 12/ 1/2013	106	100
			11.88%, 7/15/2015	765	859
Consumer Products - Miscellaneous (0.34%)			7.25%, 6/15/2016	599	557

American Achievement Corp					1,516

8.25%, 4/ 1/2012 (d)	750	742
Central Garden and Pet Co			Data Processing & Management (0.73%)
9.13%, 2/ 1/2013	659	667	First Data Corp
Jarden Corp			9.88%, 9/24/2015	1,350	1,245
7.50%, 5/ 1/2017	1,350	1,330	10.55%, 9/24/2015	6,874	6,153

Yankee Acquisition Corp/MA					7,398

8.50%, 2/15/2015	700	669

			Dialysis Centers (0.15%)
		3,408	DaVita Inc

Containers - Metal & Glass (0.21%)			6.63%, 3/15/2013	1,500	1,478
BWAY Corp
10.00%, 4/15/2014 (d)	275	292	Distribution & Wholesale (0.58%)
Greif Inc			ACE Hardware Corp
7.75%, 8/ 1/2019 (d)	500	512	9.13%, 6/ 1/2016 (d)	2,000	2,130
Impress Holdings BV			American Tire Distributors Inc
3.41%, 9/15/2013 (d)(e)	600	571	6.54%, 4/ 1/2012 (e)	250	213
			10.75%, 4/ 1/2013	399	371

See accompanying notes

315

Schedule of Investments High Yield Fund I

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Distribution & Wholesale (continued)			Diversified Operations & Commercial Services (0.14%)
Intcomex Inc			Ford Holdings LLC
11.75%, 1/15/2011 (b)(c)	$ 2,509 $	1,731	9.38%, 3/ 1/2020	$ 525 $	451
Nebraska Book Co Inc			9.30%, 3/ 1/2030	1,083	937

10.00%, 12/ 1/2011 (d)	272	274			1,388

8.63%, 3/15/2012	1,315	1,118

			Electric - Generation (1.11%)
		5,837

			AES Corp/The
Diversified Banking Institutions (2.82%)			8.00%, 6/ 1/2020	1,000	1,000
GMAC Inc			Edison Mission Energy
6.88%, 9/15/2011 (d)	845	811	7.50%, 6/15/2013	350	325
7.00%, 2/ 1/2012 (d)	1,000	955	7.75%, 6/15/2016	1,600	1,376
0.00%, 12/ 1/2012 (a)	1,070	738	7.00%, 5/15/2017	1,400	1,131
7.50%, 12/31/2013 (d)	200	185	7.20%, 5/15/2019	500	399
2.56%, 12/ 1/2014 (d)(e)	389	300	7.63%, 5/15/2027	6,985	4,924
6.75%, 12/ 1/2014 (d)	7,635	6,929	Homer City Funding LLC
0.00%, 6/15/2015 (a)	270	134	8.14%, 10/ 1/2019	470	456
8.00%, 12/31/2018 (d)	6,570	5,387	Midwest Generation LLC
8.00%, 11/ 1/2031 (d)	12,576	10,752	8.56%, 1/ 2/2016	1,670	1,699

Royal Bank of Scotland Group PLC					11,310

9.12%, 3/31/2049	2,650	2,478	Electric - Integrated (1.52%)

		28,669	Calpine Construction Finance Co LP and

			CCFC Finance Corp
Diversified Manufacturing Operations (0.68%)
			8.00%, 6/ 1/2016 (d)	750	761
Harland Clarke Holdings Corp
			Energy Future Holdings Corp
6.00%, 5/15/2015 (e)	2,150	1,747
			10.88%, 11/ 1/2017	550	382
9.50%, 5/15/2015	1,475	1,346
			11.25%, 11/ 1/2017	11,764	7,647
JB Poindexter & Co Inc
			Ipalco Enterprises Inc
8.75%, 3/15/2014	1,615	1,373
			7.25%, 4/ 1/2016 (d)	1,745	1,758
RBS Global Inc / Rexnord LLC
			Mirant Americas Generation LLC
9.50%, 8/ 1/2014	850	841
			8.30%, 5/ 1/2011	1,000	1,018
9.50%, 8/ 1/2014 (d)	693	686
			8.50%, 10/ 1/2021	1,500	1,335
SPX Corp
			Mirant Mid Atlantic LLC
7.63%, 12/15/2014	900	927

			8.63%, 6/30/2012	1,553	1,576
		6,920

			North American Energy Alliance LLC/North
Diversified Minerals (0.11%)			American Energy Alliance Finance Corp
FMG Finance Pty Ltd			10.88%, 6/ 1/2016 (d)	455	473
10.63%, 9/ 1/2016 (d)	1,000	1,098	Public Service Co of New Mexico
			7.95%, 5/15/2018	200	204
Diversified Operations (0.35%)			Texas Competitive Electric Holdings Co LLC
Kansas City Southern Railway			10.25%, 11/ 1/2015 (e)	450	320

8.00%, 6/ 1/2015	750	769			15,474

Noble Group Ltd			Electronic Components - Miscellaneous (0.90%)
6.63%, 3/17/2015 (d)	297	306
			Flextronics International Ltd
Reynolds Group DL Escrow Inc/Reynolds			6.50%, 5/15/2013	494	494
Group Escrow LLC
7.75%, 10/15/2016 (d)(f)	550	547	6.25%, 11/15/2014	733	718
Spectrum Brands Inc			NXP BV / NXP Funding LLC
12.00%, 8/28/2019	817	776	3.03%, 10/15/2013 (e)	3,735	2,820
Susser Holdings LLC / Susser Finance Corp			7.88%, 10/15/2014	3,735	3,082
10.63%, 12/15/2013	1,150	1,190	Sanmina-SCI Corp

		3,588	6.75%, 3/ 1/2013	500	475

			3.05%, 6/15/2014 (d)(e)	1,720	1,548

					9,137

See accompanying notes

316

Schedule of Investments
High Yield Fund I
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electronic Components - Semiconductors (0.20%)			Firearms & Ammunition (0.04%)
Amkor Technology Inc			Freedom Group Inc
7.75%, 5/15/2013	$ 2,000 $	1,995	10.25%, 8/ 1/2015 (d)	$ 425 $	448

Filtration & Separation Products (0.19%)			Food - Meat Products (0.47%)
Polypore Inc			JBS USA LLC / JBS USA Finance Inc
8.75%, 5/15/2012	1,928	1,914	11.63%, 5/ 1/2014 (d)	1,657	1,835
			Smithfield Foods Inc
Finance - Auto Loans (2.68%)			7.75%, 5/15/2013	955	855
Ford Motor Credit Co LLC			7.75%, 7/ 1/2017	1,500	1,222
7.38%, 2/ 1/2011	123	123	Tyson Foods Inc
9.88%, 8/10/2011	3,567	3,648	10.50%, 3/ 1/2014	750	855

3.03%, 1/13/2012 (e)	1,750	1,557			4,767

7.80%, 6/ 1/2012	1,025	1,004
			Food - Miscellaneous/Diversified (0.32%)
7.00%, 10/ 1/2013	6,780	6,432
			Chiquita Brands International Inc
8.70%, 10/ 1/2014	9,125	9,115	7.50%, 11/ 1/2014	544	544
12.00%, 5/15/2015	1,680	1,892	8.88%, 12/ 1/2015	1,250	1,269
8.00%, 12/15/2016	3,540	3,420	Dole Food Co Inc

		27,191	13.88%, 3/15/2014 (d)	550	643

Finance - Commercial (0.37%)			8.00%, 10/ 1/2016 (d)	775	785

CIT Group Inc					3,241

0.00%, 9/30/2014 (a)	1,640	1,075	Food - Retail (0.51%)
0.00%, 1/30/2016 (a)	3,510	2,293	Ingles Markets Inc
0.00%, 9/15/2016 (a)	630	409	8.88%, 5/15/2017	2,530	2,593

		3,777	Stater Brothers Holdings

			8.13%, 6/15/2012	500	502
Finance - Consumer Loans (2.15%)
			SUPERVALU Inc
American General Finance Corp
			7.50%, 11/15/2014	1,500	1,496
5.38%, 10/ 1/2012	1,860	1,434
			Tops Markets LLC
5.85%, 6/ 1/2013	3,830	2,866
			10.13%, 10/15/2015 (d)	600	614

5.40%, 12/ 1/2015	4,025	2,775
					5,205

6.90%, 12/15/2017	14,760	10,272
SLM Corp			Funeral Services & Related Items (0.48%)
0.50%, 3/15/2011 (e)	1,350	1,200	Service Corp International/US
5.40%, 10/25/2011	549	518	7.38%, 10/ 1/2014	350	350
0.58%, 1/27/2014 (e)	375	263	7.00%, 6/15/2017	500	488
5.38%, 5/15/2014	950	784	7.50%, 4/ 1/2027	3,780	3,364
5.00%, 4/15/2015	175	138	Stewart Enterprises Inc
			6.25%, 2/15/2013 (e)	700	686

5.00%, 6/15/2018	103	72
					4,888

8.45%, 6/15/2018	1,674	1,474

		21,796	Gambling (Non-Hotel) (1.33%)

			Isle of Capri Casinos Inc
Finance - Mortgage Loan/Banker (0.17%)
			7.00%, 3/ 1/2014	1,100	982
Countrywide Capital III
			Mashantucket Western Pequot Tribe
8.05%, 6/15/2027	1,775	1,702
			8.50%, 11/15/2015 (d)	2,520	806
			Pinnacle Entertainment Inc
Finance - Other Services (0.82%)
			8.63%, 8/ 1/2017 (d)	2,915	2,900
Icahn Enterprises LP / Icahn Enterprises
Finance Corp			Pokagon Gaming Authority
8.13%, 6/ 1/2012	1,360	1,360	10.38%, 6/15/2014 (d)	5,329	5,516
7.13%, 2/15/2013	7,105	6,981	Shingle Springs Tribal Gaming Authority

			9.38%, 6/15/2015 (d)	4,610	3,273

		8,341

					13,477

See accompanying notes

317

Schedule of Investments
High Yield Fund I
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Hotels & Motels (0.08%)			Medical - Biomedical/Gene (0.18%)
Starwood Hotels & Resorts Worldwide Inc			FMC Finance III SA
7.88%, 10/15/2014	$ 770 $	797	6.88%, 7/15/2017	$ 1,092 $	1,073
			Talecris Biotherapeutics Holdings Corp
Human Resources (0.28%)			7.75%, 11/15/2016 (d)	750	759

Team Health Inc					1,832

11.25%, 12/ 1/2013	2,743	2,880
			Medical - Drugs (0.29%)
Independent Power Producer (1.44%)			Elan Finance PLC/Elan Finance Corp
Calpine Corp			4.44%, 11/15/2011 (e)	1,200	1,104
7.25%, 10/15/2017 (d)	1,084	1,022	4.49%, 12/ 1/2013 (e)	250	212
Mirant North America LLC			8.75%, 10/15/2016 (d)	1,800	1,670

7.38%, 12/31/2013	600	591			2,986

NRG Energy Inc
			Medical - HMO (0.08%)
7.25%, 2/ 1/2014	1,375	1,365
			Multiplan Inc
7.38%, 2/ 1/2016	3,660	3,637	10.38%, 4/15/2016 (d)	833	800
7.38%, 1/15/2017	3,940	3,901
RRI Energy Inc			Medical - Hospitals (2.37%)
7.63%, 6/15/2014	2,100	2,047	Community Health Systems Inc
6.75%, 12/15/2014	582	592	8.88%, 7/15/2015	2,000	2,060
7.88%, 6/15/2017	1,500	1,470	HCA Inc/DE

		14,625	5.75%, 3/15/2014	441	410

			9.13%, 11/15/2014	5,230	5,413
Industrial Audio & Video Products (0.06%)
			6.38%, 1/15/2015	1,058	989
Da-Lite Screen Co Inc
9.50%, 5/15/2011	625	598	9.25%, 11/15/2016	4,000	4,180
			8.50%, 4/15/2019 (d)	1,263	1,339
Insurance Brokers (0.51%)			7.50%, 12/15/2023	645	552
HUB International Holdings Inc			7.69%, 6/15/2025	1,015	872
10.25%, 6/15/2015 (d)	3,000	2,767	7.05%, 12/ 1/2027	465	373
USI Holdings Corp			Health Management Associates Inc
4.31%, 11/15/2014 (d)(e)	145	120	6.13%, 4/15/2016	1,000	925
9.75%, 5/15/2015 (d)	2,543	2,263	IASIS Healthcare LLC / IASIS Capital Corp

		5,150	8.75%, 6/15/2014	750	769

			Tenet Healthcare Corp
Machinery - Construction & Mining (0.08%)
			9.00%, 5/ 1/2015 (d)	125	132
Terex Corp
8.00%, 11/15/2017	935	863	10.00%, 5/ 1/2018 (d)	125	138
			8.88%, 7/ 1/2019 (d)	2,750	2,942
Machinery - General Industry (0.12%)			Vanguard Health Holding Co II LLC
Milacron Inc			9.00%, 10/ 1/2014	2,850	2,964

10.00%, 8/ 1/2014 (b)(c)	43	43			24,058

Stewart & Stevenson LLC			Medical - Outpatient & Home Medical Care (0.46%)
10.00%, 7/15/2014	400	368
			National Mentor Holdings Inc
Wabtec Corp/DE			11.25%, 7/ 1/2014	1,200	1,191
6.88%, 7/31/2013	800	806

			NMH Holdings Inc
		1,217	7.42%, 6/15/2014 (d)(e)	4,715	3,465

Machinery - Material Handling (0.05%)					4,656

Columbus McKinnon Corp/NY			Medical Products (0.26%)
8.88%, 11/ 1/2013	525	536
			Biomet Inc
			10.00%, 10/15/2017	2,400	2,595
Marine Services (0.03%)
Trico Shipping AS
11.88%, 11/ 1/2014 (d)	250	256

See accompanying notes

318

Schedule of Investments
High Yield Fund I
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Metal - Aluminum (0.06%)			Oil - Field Services (0.47%)
CII Carbon LLC			Forbes Energy Services LLC / Forbes Energy
11.13%, 11/15/2015 (c)(d)	$ 633 $	624	Capital Inc
			11.00%, 2/15/2015	$ 1,000 $	838
Metal Processors & Fabrication (0.07%)			Helix Energy Solutions Group Inc
Wolverine Tube Inc			9.50%, 1/15/2016 (d)	2,363	2,428
15.00%, 3/31/2012 (b)(c)	1,021	761	Key Energy Services Inc
			8.38%, 12/ 1/2014	1,500	1,464

Mining Services (0.04%)					4,730

Noranda Aluminium Acquisition Corp
			Oil & Gas Drilling (0.08%)
5.41%, 5/15/2015 (e)	518	364
			Gibson Energy ULC / GEP Midstream Finance
			Corp
Miscellaneous Manufacturers (0.07%)
			11.75%, 5/27/2014 (d)	750	791
Altra Industrial Motion Inc
9.00%, 12/ 1/2011	650	664
			Oil Company - Exploration & Production (3.90%)
			Bill Barrett Corp
Money Center Banks (0.10%)
			9.88%, 7/15/2016	500	530
BankAmerica Capital II
			Chesapeake Energy Corp
8.00%, 12/15/2026	142	137
			7.50%, 9/15/2013	700	710
BankAmerica Institutional Capital B
			9.50%, 2/15/2015	6,025	6,522
7.70%, 12/31/2026 (d)	525	496
			7.25%, 12/15/2018	735	711
NB Capital Trust IV
8.25%, 4/15/2027	400	392	Cimarex Energy Co

			7.13%, 5/ 1/2017	2,800	2,702
		1,025

			Encore Acquisition Co
Multi-Line Insurance (0.10%)			6.00%, 7/15/2015	1,000	935
Nationwide Mutual Insurance Co			7.25%, 12/ 1/2017	1,250	1,194
8.25%, 12/ 1/2031 (d)	396	371	Forest Oil Corp
9.38%, 8/15/2039 (d)	600	627	7.25%, 6/15/2019	3,490	3,254

		998	Newfield Exploration Co

			6.63%, 9/ 1/2014	2,230	2,202
Multimedia (0.15%)
			7.13%, 5/15/2018	500	502
Quebecor Media Inc
7.75%, 3/15/2016	1,500	1,481	Penn Virginia Corp
			10.38%, 6/15/2016	610	656
Music (0.55%)			Pioneer Natural Resources Co
WMG Acquisition Corp			6.65%, 3/15/2017	325	311
7.38%, 4/15/2014	2,435	2,313	Plains Exploration & Production Co
9.50%, 6/15/2016 (d)	2,705	2,888	10.00%, 3/ 1/2016	250	268
WMG Holdings Corp			Range Resources Corp
0.00%, 12/15/2014 (e)	350	346	7.50%, 5/15/2016	2,933	2,940

		5,547	7.25%, 5/ 1/2018	50	50

			Sabine Pass LNG LP
Mutual Insurance (0.89%)			7.25%, 11/30/2013	1,000	895
Liberty Mutual Group Inc			7.50%, 11/30/2016	12,480	10,546
7.50%, 8/15/2036 (d)	900	785
			Swift Energy Co
7.80%, 3/15/2037 (d)	800	672	7.63%, 7/15/2011	1,000	1,005
10.75%, 6/15/2058 (d)(e)	7,225	7,586	7.13%, 6/ 1/2017	1,500	1,365

		9,043	W&T Offshore Inc

Non-Hazardous Waste Disposal (0.05%)			8.25%, 6/15/2014 (d)	2,500	2,306

WCA Waste Corp					39,604

9.25%, 6/15/2014 (c)	500	495	Oil Refining & Marketing (0.43%)
			Alon Refining Krotz Springs Inc
			13.50%, 10/15/2014 (d)	900	851

See accompanying notes

319

Schedule of Investments
High Yield Fund I
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Refining & Marketing (continued)			Pipelines (continued)
Frontier Oil Corp			Dynegy Holdings Inc (continued)
6.63%, 10/ 1/2011	$ 500 $	503	7.13%, 5/15/2018	$ 2,250 $	1,710
Holly Corp			Dynegy Roseton/Danskammer Pass Through
9.88%, 6/15/2017 (d)	690	714	Trust Series B
Tesoro Corp/Texas			7.67%, 11/ 8/2016	12,648	12,016
6.25%, 11/ 1/2012	571	561	El Paso Corp
6.63%, 11/ 1/2015	500	460	7.88%, 6/15/2012	500	513
Western Refining Inc			6.88%, 6/15/2014	500	498
10.75%, 6/15/2014 (d)(e)	665	615	8.25%, 2/15/2016	1,595	1,651
11.25%, 6/15/2017 (d)	665	615	7.25%, 6/ 1/2018	1,000	999

		4,319	7.80%, 8/ 1/2031	6,350	5,949

			Holly Energy Partners LP
Paper & Related Products (1.89%)
			6.25%, 3/ 1/2015	2,650	2,474
Abitibi-Consolidated Co of Canada
			MarkWest Energy Partners LP / MarkWest
0.00%, 4/ 1/2011 (a)(d)	1,907	1,964
			Energy Finance Corp
0.00%, 4/ 1/2015 (a)	1,100	157	6.88%, 11/ 1/2014	1,125	1,069
Bowater Canada Finance Corp			6.88%, 11/ 1/2014 (d)	2,305	2,167
0.00%, 11/15/2011 (a)	700	213
			8.75%, 4/15/2018	4,005	4,095
Cascades Inc
			Regency Energy Partners LP/Regency Energy
7.25%, 2/15/2013	1,344	1,314	Finance Corp
Domtar Corp			8.38%, 12/15/2013	2,710	2,778
7.13%, 8/15/2015	1,700	1,683	Targa Resources Partners LP / Targa Resources
Georgia-Pacific LLC			Partners Finance Corp
7.00%, 1/15/2015 (d)	3,435	3,469	8.25%, 7/ 1/2016	250	245
7.13%, 1/15/2017 (d)	2,050	2,071	Tennessee Gas Pipeline Co
International Paper Co			8.00%, 2/ 1/2016	225	257
9.38%, 5/15/2019	400	484	Williams Partners LP / Williams Partners
NewPage Corp			Finance Corp
11.38%, 12/31/2014 (d)	2,600	2,594	7.25%, 2/ 1/2017	606	603

PE Paper Escrow GmbH					38,788

12.00%, 8/ 1/2014 (d)	4,590	5,026	Poultry (0.06%)
Verso Paper Holdings LLC / Verso Paper Inc			Pilgrim's Pride Corp
11.50%, 7/ 1/2014 (d)	200	213	0.00%, 5/ 1/2015 (a)	550	613

		19,188

Petrochemicals (0.12%)			Printing - Commercial (0.57%)
Sterling Chemicals Inc			Cadmus Communications Corp
10.25%, 4/ 1/2015 (b)	1,250	1,194	8.38%, 6/15/2014	600	476
			Cenveo Corp
Pharmacy Services (0.16%)			7.88%, 12/ 1/2013	700	611
Omnicare Inc			10.50%, 8/15/2016 (d)	1,500	1,474
6.88%, 12/15/2015	1,700	1,611	Sheridan Group Inc/The
			10.25%, 8/15/2011	500	440
Photo Equipment & Supplies (0.02%)			Valassis Communications Inc
Eastman Kodak Co			8.25%, 3/ 1/2015	2,900	2,740

7.25%, 11/15/2013	250	195			5,741

			Private Corrections (0.06%)
Pipelines (3.82%)
			Corrections Corp of America
Copano Energy LLC / Copano Energy Finance
Corp			7.75%, 6/ 1/2017	75	77
7.75%, 6/ 1/2018	1,000	962	Geo Group Inc/The
Dynegy Holdings Inc			7.75%, 10/15/2017 (d)	553	562

8.75%, 2/15/2012	700	710			639

7.50%, 6/ 1/2015	100	92

See accompanying notes

320

Schedule of Investments
High Yield Fund I
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Property & Casualty Insurance (0.13%)			REITS - Hotels (0.15%)
Crum & Forster Holdings Corp			Host Hotels & Resorts LP
7.75%, 5/ 1/2017	$ 750 $	707	7.13%, 11/ 1/2013	$ 1,500 $	1,493
Fairfax Financial Holdings Ltd
7.75%, 6/15/2017	615	618	Rental - Auto & Equipment (1.27%)

		1,325	Hertz Corp/The

			10.50%, 1/ 1/2016	1,635	1,704
Publishing - Books (0.40%)
			RSC Equipment Rental Inc
Cengage Learning Acquisitions Inc			9.50%, 12/ 1/2014	3,452	3,409
10.50%, 1/15/2015 (d)(e)	4,250	4,016
			United Rentals North America Inc
			7.75%, 11/15/2013	3,275	2,997
Publishing - Newspapers (0.61%)
			10.88%, 6/15/2016 (d)	4,425	4,801

Block Communications Inc
8.25%, 12/15/2015 (d)	2,785	2,743			12,911

Gannett Co Inc			Resorts & Theme Parks (0.32%)
8.75%, 11/15/2014 (d)	1,255	1,230	Six Flags Operations Inc
9.38%, 11/15/2017 (d)	2,310	2,252	0.00%, 7/15/2016 (a)(d)	3,473	3,230

		6,225

			Retail - Apparel & Shoe (0.82%)
Publishing - Periodicals (0.48%)
			Burlington Coat Factory Investment Holdings
Nielsen Finance LLC / Nielsen Finance Co			Inc
11.50%, 5/ 1/2016	2,165	2,300	14.50%, 10/15/2014	770	766
0.00%, 8/ 1/2016 (e)	3,020	2,616	Burlington Coat Factory Warehouse Corp

		4,916	11.13%, 4/15/2014	3,629	3,747

			Collective Brands Inc
Racetracks (0.14%)
			8.25%, 8/ 1/2013	2,350	2,332
Speedway Motorsports Inc
8.75%, 6/ 1/2016 (d)	1,400	1,463	Ltd Brands Inc
			8.50%, 6/15/2019 (d)	500	525

Radio (0.13%)			Phillips-Van Heusen Corp
			8.13%, 5/ 1/2013	585	597
Sirius XM Radio Inc
9.75%, 9/ 1/2015 (d)	1,300	1,326	7.75%, 11/15/2023	350	315

					8,282

Regional Banks (0.21%)
			Retail - Arts & Crafts (0.12%)
NB Capital Trust II
			Michaels Stores Inc
7.83%, 12/15/2026	200	190
			11.38%, 11/ 1/2016	1,250	1,209
Wachovia Capital Trust III
5.80%, 3/29/2049	2,669	1,910	Retail - Auto Parts (0.18%)

		2,100	PEP Boys-Manny Moe & Jack

REITS - Diversified (0.04%)			7.50%, 12/15/2014	1,995	1,845
Potlatch Corp
7.50%, 11/ 1/2019 (d)(f)	360	356	Retail - Automobile (0.17%)
			Asbury Automotive Group Inc
REITS - Healthcare (1.04%)			8.00%, 3/15/2014	340	325
HCP Inc			United Auto Group
6.30%, 9/15/2016	1,395	1,385	7.75%, 12/15/2016	1,500	1,447

6.70%, 1/30/2018	3,760	3,736			1,772

Ventas Realty LP / Ventas Capital Corp			Retail - Discount (0.08%)
7.13%, 6/ 1/2015	4,127	4,075	Dollar General Corp
6.50%, 6/ 1/2016	955	912	11.88%, 7/15/2017	200	224
6.75%, 4/ 1/2017	500	480	HSN Inc

		10,588	11.25%, 8/ 1/2016	500	545

					769

See accompanying notes

321

Schedule of Investments
High Yield Fund I
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Retail - Drug Store (0.89%)			Retail - Video Rental (continued)
Rite Aid Corp			Blockbuster Inc (continued)
9.75%, 6/12/2016	$ 1,760 $	1,901	11.75%, 10/ 1/2014 (d)	$ 5,555 $	5,263

10.38%, 7/15/2016	2,775	2,789			7,439

7.50%, 3/ 1/2017	2,650	2,372
			Retail - Vitamins & Nutritional Suppliments (0.35%)
10.25%, 10/15/2019 (d)	1,945	1,954	General Nutrition Centers Inc

		9,016	5.18%, 3/15/2014 (e)	4,000	3,560

Retail - Propane Distribution (1.81%)
			Rubber - Tires (0.21%)
Amerigas Partners LP
7.25%, 5/20/2015	1,125	1,108	Goodyear Tire & Rubber Co/The
			10.50%, 5/15/2016	1,978	2,141
AmeriGas Partners LP / AmeriGas Eagle
Finance Corp
7.13%, 5/20/2016	2,370	2,311	Satellite Telecommunications (2.11%)
Ferrellgas Escrow LLC / Ferrellgas Finance			DigitalGlobe Inc
Escrow Corp			10.50%, 5/ 1/2014 (d)	432	466
6.75%, 5/ 1/2014	3,125	2,984	Intelsat Corp
Ferrellgas Partners LP			9.25%, 8/15/2014	3,178	3,234
6.75%, 5/ 1/2014	4,795	4,579	Intelsat Intermediate Holding Co Ltd
9.13%, 10/ 1/2017 (d)	3,040	3,177	0.00%, 2/ 1/2015 (e)	500	497
Ferrellgas Partners LP / Ferrellgas Partners			Intelsat Jackson Holdings Ltd
Finance Corp			8.50%, 11/ 1/2019 (d)	1,580	1,586
8.75%, 6/15/2012	1,810	1,810	Intelsat Ltd
Inergy LP/Inergy Finance Corp			6.50%, 11/ 1/2013	3,330	3,064
6.88%, 12/15/2014	525	509	Intelsat Subsidiary Holding Co Ltd
8.25%, 3/ 1/2016	1,250	1,269	8.50%, 1/15/2013	2,900	2,911
Suburban Propane Partners LP / Suburban			8.88%, 1/15/2015 (d)	155	156
Energy Finance Corp			8.88%, 1/15/2015	4,175	4,211
6.88%, 12/15/2013	632	626	Telesat Canada / Telesat LLC

		18,373	11.00%, 11/ 1/2015	3,485	3,781

Retail - Regional Department Store (0.45%)			12.50%, 11/ 1/2017	1,380	1,513

Macy's Retail Holdings Inc					21,419

7.00%, 2/15/2028	1,565	1,299	Schools - Day Care (0.24%)
6.90%, 4/ 1/2029	2,890	2,384	Knowledge Learning Corp
6.38%, 3/15/2037	1,045	852	7.75%, 2/ 1/2015 (d)	2,460	2,402

		4,535

			Semiconductor Equipment (0.00%)
Retail - Restaurants (0.32%)
			MagnaChip Semiconductor SA / MagnaChip
NPC International Inc			Semiconductor Finance Co
9.50%, 5/ 1/2014	965	953	0.00%, 12/15/2011 (a)(c)	1,000	12
O'Charleys Inc			0.00%, 12/15/2011 (a)(c)(e)	1,000	13

9.00%, 11/ 1/2013	1,629	1,592
					25

Real Mex Restaurants Inc
14.00%, 1/ 1/2013 (d)	700	662	Special Purpose Entity (1.31%)

		3,207	Capital One Capital V

			10.25%, 8/15/2039	3,625	4,137
Retail - Toy Store (0.50%)
			Chukchansi Economic Development Authority
Toys R US Inc			8.00%, 11/15/2013 (d)	2,473	1,608
7.88%, 4/15/2013	1,250	1,216
			El Paso Performance-Linked Trust
Toys R Us Property Co I LLC			7.75%, 7/15/2011 (d)	1,250	1,278
10.75%, 7/15/2017 (d)	3,570	3,873

			FireKeepers Development Authority
		5,089	13.88%, 5/ 1/2015 (d)	3,880	4,190

Retail - Video Rental (0.73%)			LBI Media Inc
Blockbuster Inc			8.50%, 8/ 1/2017 (d)	1,000	701
9.00%, 9/ 1/2012 (e)	4,125	2,176

See accompanying notes

322

Schedule of Investments
High Yield Fund I
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Special Purpose Entity (continued)			Telephone - Integrated (4.60%)
Milacron Escrow Corp			Cincinnati Bell Inc
0.00%, 5/15/2011 (a)(c)	$ 188 $	8	8.25%, 10/15/2017	$ 1,000 $	987
Universal City Development Partners Ltd			Citizens Communications Co
11.75%, 4/ 1/2010	1,000	1,005	6.25%, 1/15/2013	1,723	1,701
8.88%, 11/15/2015 (d)(f)	165	163	Frontier Communications Corp
10.88%, 11/15/2016 (d)(f)	225	225	8.25%, 5/ 1/2014	100	103

		13,315	9.00%, 8/15/2031	5,760	5,688

			Level 3 Financing Inc
Steel - Producers (0.38%)			12.25%, 3/15/2013	1,085	1,131
ArcelorMittal			9.25%, 11/ 1/2014	5,830	5,189
9.85%, 6/ 1/2019	1,250	1,473
			8.75%, 2/15/2017	4,055	3,467
Steel Dynamics Inc
7.38%, 11/ 1/2012	750	753	Qwest Communications International Inc
			8.00%, 10/ 1/2015 (d)	460	457
United States Steel Corp
6.05%, 6/ 1/2017	999	916	Sprint Capital Corp
			6.88%, 11/15/2028	16,715	12,536
6.65%, 6/ 1/2037	870	711

			Sprint Nextel Corp
		3,853	6.00%, 12/ 1/2016	8,425	7,245

Steel - Specialty (0.53%)			Virgin Media Finance PLC
California Steel Industries Inc			8.75%, 4/15/2014	1,000	1,020
6.13%, 3/15/2014	870	800	9.13%, 8/15/2016	2,261	2,329
Tube City IMS Corp			9.50%, 8/15/2016	500	529
9.75%, 2/ 1/2015	5,060	4,605	Windstream Corp

		5,405	8.13%, 8/ 1/2013	1,230	1,276

			8.63%, 8/ 1/2016	1,525	1,567
Steel Pipe & Tube (0.22%)
Mueller Water Products Inc			7.00%, 3/15/2019	1,525	1,447

7.38%, 6/ 1/2017	2,560	2,214			46,672

			Television (2.34%)
Telecommunication Equipment (0.27%)
			Allbritton Communications Co
Avaya Inc			7.75%, 12/15/2012	5,930	5,604
9.75%, 11/ 1/2015 (d)	2,875	2,760
			LIN Television Corp
			6.50%, 5/15/2013	4,305	3,907
Telecommunication Services (1.55%)
			Sinclair Television Group Inc
GCI Inc
			9.25%, 11/ 1/2017 (d)	3,140	3,093
8.63%, 11/15/2019 (d)(f)	3,325	3,325
			Umbrella Acquisition Inc
Global Crossing Ltd
			9.75%, 3/15/2015 (d)	3,268	2,533
12.00%, 9/15/2015 (d)	125	134
			Univision Communications Inc
MasTec Inc
			12.00%, 7/ 1/2014 (d)	3,490	3,774
7.63%, 2/ 1/2017	700	658
			Videotron Ltee
Qwest Corp
			6.88%, 1/15/2014	2,700	2,700
7.88%, 9/ 1/2011	1,380	1,425
			9.13%, 4/15/2018 (d)	320	346
8.88%, 3/15/2012 (e)	4,990	5,252
			9.13%, 4/15/2018	1,685	1,824

7.63%, 6/15/2015	2,000	2,020
					23,781

SBA Telecommunications Inc
8.00%, 8/15/2016 (d)	225	233	Theaters (0.05%)
8.25%, 8/15/2019 (d)	230	240	Cinemark USA Inc
Telcordia Technologies Inc			8.63%, 6/15/2019 (d)	525	543
4.03%, 7/15/2012 (d)(e)	1,000	865
Time Warner Telecom Holdings Inc			Transport - Marine (0.40%)
9.25%, 2/15/2014	915	943	Navios Maritime Holdings Inc
Wind Acquisition Finance SA			9.50%, 12/15/2014	1,000	980
11.75%, 7/15/2017 (d)	600	678	Navios Maritime Holdings Inc / Navios

		15,773	Maritime Finance US Inc

			8.88%, 11/ 1/2017 (d)(f)	1,500	1,523
See accompanying notes

323

Schedule of Investments
High Yield Fund I
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Transport - Marine (continued)			Auto - Car & Light Trucks (0.96%)
Ultrapetrol Bahamas Ltd			Ford Motor Co, Term Loan B
9.00%, 11/24/2014	$ 1,750 $	1,531	3.25%, 12/16/2013 (e)	$ 223 $	199

		4,034	3.29%, 12/16/2013 (e)	5,936	5,274

			3.51%, 12/16/2013 (e)	4,846	4,305

Transport - Rail (0.21%)
Kansas City Southern de Mexico SA de CV					9,778

7.63%, 12/ 1/2013	200	192	Broadcasting Services & Programming (0.14%)
7.38%, 6/ 1/2014	194	183	Clear Channel Communications; Term Loan B
12.50%, 4/ 1/2016 (d)	1,075	1,207	0.00%, 1/29/2016 (e)(g)	2,000	1,385
Railamerica Inc
9.25%, 7/ 1/2017 (d)	500	523	Cable/Satellite TV (0.70%)

		2,105	CCO Holdings LLC, Term Loan

			6.75%, 9/ 6/2014 (e)	1,250	1,074
Transport - Services (0.12%)
			Cequel Communications LLC, Term Loan A
PHI Inc			4.79%, 5/ 5/2014 (e)	395	385
7.13%, 4/15/2013	1,300	1,248
			Cequel Communications LLC, Term Loan B
			6.28%, 5/ 5/2014 (e)	5,723	5,674

Transport - Truck (0.08%)
					7,133

Quality Distribution LLC/QD Capital Corp
10.00%, 6/ 1/2013 (b)(d)	1,000	800	Casino Hotels (0.31%)
			Fontainebleau Las Vegas Holdings LLC, Term
Web Hosting & Design (0.05%)			Loan
Terremark Worldwide Inc			0.00%, 6/ 6/2014 (a)(e)	667	188
12.00%, 6/15/2017 (d)	500	553	0.00%, 6/ 6/2014 (a)(e)	333	94
			Harrah's Operating Co Inc, Term Loan B2
Wire & Cable Products (0.22%)			3.28%, 1/28/2015 (e)	2,898	2,304
Belden Inc			Venetian Macao, Term Loan
7.00%, 3/15/2017	400	386	5.79%, 5/ 5/2013 (e)	21	19
9.25%, 6/15/2019 (d)	400	428	5.79%, 5/ 5/2013 (e)	40	37
Coleman Cable Inc			5.79%, 5/ 5/2013 (e)	148	136
9.88%, 10/ 1/2012	550	546	5.79%, 5/ 5/2013 (e)	388	358

General Cable Corp					3,136

2.66%, 4/ 1/2015 (e)	750	658
7.13%, 4/ 1/2017	250	241	Casino Services (0.07%)

		2,259	Sugarhouse HSP Gaming Prop. Mezz LP, Term

			Loan
Wireless Equipment (0.12%)			11.25%, 8/20/2014 (e)	750	737
CC Holdings GS V LLC/Crown Castle GS III
Corp			Cellular Telecommunications (0.01%)
7.75%, 5/ 1/2017 (d)	650	683	MetroPCS Wireless Inc, Term Loan B
Crown Castle International Corp			2.50%, 11/ 3/2013 (e)	43	40
9.00%, 1/15/2015	500	527	2.50%, 11/ 3/2013 (e)	4	4

		1,210	2.75%, 11/ 3/2013 (e)	85	80

TOTAL BONDS	$ 883,673				124

SENIOR FLOATING RATE INTERESTS (9.14%)			Chemicals - Diversified (0.48%)
Airlines (0.88%)			Lyondell Chemical Co, Term Loan
			5.80%, 12/15/2009 (e)	402	379
Delta Air Lines Inc, Term Loan
0.13%, 4/30/2012 (e)	37	33	5.94%, 12/15/2009 (e)	400	377
2.25%, 4/30/2012 (e)	928	837	3.75%, 12/20/2013 (e)	18	10
2.25%, 4/30/2012 (e)	15	13	3.75%, 12/20/2013 (e)	41	24
UAL Inc, Term Loan B			3.75%, 12/20/2013 (e)	129	73
2.31%, 2/ 1/2014 (e)	10,275	8,027	3.69%, 12/20/2014 (e)	68	39

		8,910	4.00%, 12/20/2014 (e)	52	29

			4.00%, 12/20/2014 (e)	52	29

See accompanying notes

324

Schedule of Investments High Yield Fund I

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Chemicals - Diversified (continued)			Diversified Operations (0.35%)
Lyondell Chemical Co, Term Loan (continued)			Spectrum Brands Inc, Term Loan
4.00%, 12/20/2014 (e)	$ 52 $	29	0.00%, 4/30/2013 (a)(e)	$ 1,470 $	1,435
7.00%, 12/20/2014 (e)	225	128	0.00%, 4/30/2013 (a)(e)	97	94
7.00%, 12/20/2014 (e)	225	128	8.00%, 4/30/2013 (e)	695	679
7.00%, 12/20/2014 (e)	6,425	3,639	8.00%, 4/30/2013 (e)	695	678

		4,884	8.00%, 4/30/2013 (e)	695	678

					3,564

Chemicals - Other (0.03%)
BOC Edwards, Term Loan			Electric - Integrated (0.59%)
2.25%, 5/13/2014 (e)	433	322	Calpine Corp, Term Loan
			3.17%, 3/29/2014 (e)	3,301	3,032
Chemicals - Specialty (0.18%)			Texas Competitive Electric Holdings
Cristal Inorganic Chemicals, Term Loan			Company, Term Loan
2.53%, 5/15/2014 (e)	1,995	1,805	3.69%, 10/10/2014 (e)	491	379
			3.78%, 10/10/2014 (e)	1	1
Computers - Integrated Systems (0.02%)			Texas Competitive Electric Holdings
Brocade Communications Systems Inc, Term			Company, Term Loan B3
Loan			3.73%, 10/10/2014 (e)	14	11
7.00%, 9/25/2013 (e)	222	223	3.74%, 10/10/2014 (e)	3,361	2,576

					5,999

Containers - Paper & Plastic (0.00%)
Smurfit-Stone Container Enterprises Inc, Term			Electric Products - Miscellaneous (0.04%)
Loan			TPF Generation Holdings/Tenaska LLC, Term
10.00%, 1/28/2010 (e)	27	27	Loan
			4.50%, 12/15/2014 (e)	392	334
Data Processing & Management (0.60%)			4.53%, 12/15/2014 (e)	108	92

First Data Corp, Term Loan B1					426

3.00%, 12/24/2014 (e)	1,027	883
			Electric-Integrated (1.19%)
3.00%, 12/24/2014 (e)	688	591
			Texas Competitive Electric Holdings
3.03%, 12/24/2014 (e)	39	34
			Company, Term Loan T1
3.04%, 12/24/2014 (e)	21	18	3.74%, 10/10/2014 (e)	15,904	12,114
First Data Corp, Term Loan B2
3.04%, 9/24/2014 (e)	3,605	3,092	Electronic Components - Semiconductors (0.15%)
First Data Corporation, Term Loan B			Freescale Semiconductor Inc, Term Loan
3.03%, 9/24/2014 (e)	90	77	12.50%, 12/15/2014 (e)	350	357
3.04%, 9/24/2014 (e)	1,627	1,393	Freescale Semiconductor Inc, Term Loan B

		6,088	2.00%, 12/ 1/2013 (e)	1,470	1,191

					1,548

Diversified Financial Services (0.15%)
Capmark Financial Group Inc, Term Loan			Finance - Commercial (0.23%)
0.00%, 3/23/2011 (e)(g)	2,209	1,538	CIT Group Inc, Term Loan
			13.00%, 1/20/2012 (e)	1,857	1,932
Diversified Manufacturing Operations (0.14%)			13.00%, 1/20/2012 (e)	56	59
Clarke American Corp, Term Loan B			13.00%, 1/20/2012 (e)	56	58
2.75%, 4/ 1/2014 (e)	294	246
			13.00%, 1/20/2012 (e)	56	58
2.78%, 4/ 1/2014 (e)	523	437
			13.00%, 1/20/2012 (e)	56	58
2.78%, 4/ 1/2014 (e)	306	256
			13.00%, 1/20/2012 (e)	56	58
2.78%, 4/ 1/2014 (e)	188	157
			13.00%, 1/20/2012 (e)	112	117

2.78%, 4/ 1/2014 (e)	167	139
					2,340

Jacuzzi Brands Inc, Term Loan B
0.18%, 2/ 7/2014 (e)	24	14	Food - Miscellaneous/Diversified (0.05%)
2.50%, 2/ 7/2014 (e)	271	159	Dole Food Co Inc, Term Loan
2.50%, 2/ 7/2014 (e)	1	-	0.72%, 4/12/2013 (e)	53	54

		1,408	8.00%, 4/12/2013 (e)	4	4

See accompanying notes

325

Schedule of Investments High Yield Fund I

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Food - Miscellaneous/Diversified (continued)			Radio (0.13%)
Dole Food Co Inc, Term Loan (continued)			Entercom Radio LLC, Term Loan A
8.00%, 4/12/2013 (e)	$ 54 $	55	0.00%, 6/30/2012 (e)(g)	$ 1,500 $	1,290
8.00%, 4/12/2013 (e)	89	90
8.00%, 4/12/2013 (e)	110	110	Rental - Auto & Equipment (0.12%)
8.00%, 4/12/2013 (e)	171	172	Rental Services Corp, Term Loan

			3.82%, 11/30/2013 (e)	1,292	1,161
		485

Golf (0.00%)			Resorts & Theme Parks (0.08%)
True Temper Sports Inc, Term Loan			Six Flags Theme Parks Inc, Term Loan B
0.00%, 6/30/2011 (a)(e)	154	19	2.50%, 4/30/2015 (e)	659	642
			2.50%, 4/30/2015 (e)	2	2
Independent Power Producer (0.12%)			2.50%, 4/30/2015 (e)	208	203

NRG Energy Inc, Term Loan B					847

0.18%, 2/ 1/2013 (e)	441	413
2.00%, 2/ 1/2013 (e)	230	216	Retail - Apparel & Shoe (0.05%)
2.03%, 2/ 1/2013 (e)	589	552	Burlington Coat Factory Warehouse Corp,

			Term Loan B
		1,181	2.50%, 5/28/2013 (e)	226	205

Insurance Brokers (0.02%)			2.63%, 5/28/2013 (e)	377	343

USI Holdings Corp, Term Loan					548

0.00%, 5/ 4/2014 (e)(g)	160	155
			Retail - Restaurants (0.07%)
Medical - Hospitals (0.02%)			OSI Restaurant, Term Loan
			2.56%, 6/14/2013 (e)	3	2
HCA Inc/DE, Term Loan B1
2.53%, 11/18/2013 (e)	188	175	2.56%, 6/14/2013 (e)	9	7
			OSI Restaurant, Term Loan B
Miscellaneous Manufacturers (0.09%)			0.12%, 6/14/2014 (e)	60	50
Polymer Group Inc, Term Loan B			2.56%, 6/14/2014 (e)	835	692

7.00%, 11/22/2012 (e)	970	912			751

			Special Purpose Entity (0.12%)
Paper & Related Products (0.31%)
			Motor City Casino, Term Loan B
Abitibi-Consolidated Co of Canada, Term Loan
			8.50%, 7/21/2012 (e)	66	63
B
11.50%, 3/31/2011 (e)	3,305	2,718	8.50%, 7/21/2012 (e)	139	131
NewPage Corp, Term Loan B			8.50%, 7/21/2012 (e)	1,083	1,027

0.00%, 12/21/2014 (e)(g)	409	406			1,221

		3,124

			Telephone - Integrated (0.15%)
Printing - Commercial (0.12%)			Level 3 Communications Inc, Term Loan
Quebecor World Inc, Term Loan			2.49%, 3/13/2014 (e)	500	430
9.00%, 7/10/2012 (e)	1,175	1,175	2.76%, 3/13/2014 (e)	1,250	1,076

					1,506

Publishing - Periodicals (0.11%)
			Television (0.36%)
Dex Media West, Term Loan B
7.00%, 10/24/2014 (e)	234	206	Newport Television, Term Loan
			7.25%, 9/14/2016 (e)	854	700
7.00%, 10/24/2014 (e)	79	69
			7.25%, 9/14/2016 (e)	598	491
7.00%, 10/24/2014 (e)	158	139
			7.25%, 9/14/2016 (e)	83	68
Idearc Inc, Term Loan B
0.00%, 11/17/2014 (a)(e)	21	10	8.00%, 9/14/2016 (e)	1,503	1,233
0.00%, 11/17/2014 (a)(e)	659	295	Univision Communications Inc, Term Loan
			2.53%, 9/20/2014 (e)	560	447
6.25%, 11/17/2014 (e)	800	359

			2.53%, 9/20/2014 (e)	940	750

		1,078

					3,689

			TOTAL SENIOR FLOATING RATE INTERESTS	$ 92,806

See accompanying notes

326

Schedule of Investments High Yield Fund I

October 31, 2009

			Unrealized Appreciation (Depreciation)
	Principal		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Amount	Value	of investments held by the fund as of the period end were as follows:
	(000's)	(000's)

REPURCHASE AGREEMENTS (3.97%)			Unrealized Appreciation	$ 76,066
Diversified Banking Institutions (3.97%)			Unrealized Depreciation	(31,736)

Investment in Joint Trading Account; Bank			Net Unrealized Appreciation (Depreciation)	44,330
of America Repurchase Agreement; 0.06%			Cost for federal income tax purposes	974,581
dated 10/30/09 maturing 11/02/09			All dollar amounts are shown in thousands (000's)
(collateralized by Sovereign Agency
Issues; $10,266,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 10,065$	10,065	Portfolio Summary (unaudited)

Investment in Joint Trading Account; Credit			Sector	Percent

Suisse Repurchase Agreement; 0.06%			Communications	19.67%
dated 10/30/09 maturing 11/02/09			Consumer, Cyclical	19.48%
(collateralized by US Treasury Notes;			Financial	18.37%
$10,266,000; 1.38% - 2.00%; dated			Consumer, Non-cyclical	10.79%
02/28/10 - 09/15/12)	10,064	10,064	Energy	9.17%
Investment in Joint Trading Account;			Industrial	7.14%
Deutsche Bank Repurchase Agreement;			Basic Materials	6.10%
0.06% dated 10/30/09 maturing 11/02/09			Utilities	6.02%
(collateralized by Sovereign Agency			Technology	2.86%
Issues; $10,266,000; 1.88% - 3.75%; dated			Diversified	0.78%
12/06/10 - 08/24/12)	10,065	10,065	Liabilities in Excess of Other Assets, Net	(0.38%)

Investment in Joint Trading Account;			TOTAL NET ASSETS	100.00%

Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $10,266,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	10,065	10,065

		40,259

TOTAL REPURCHASE AGREEMENTS	$ 40,259

Total Investments	$ 1,018,911
Liabilities in Excess of Other Assets, Net - (0.38)%		(3,835)

TOTAL NET ASSETS - 100.00%	$ 1,015,076

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,648 or 0.75% of net assets.
(c) Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $259,258 or 25.54% of net assets.
(e)	Variable Rate. Rate shown is in effect at October 31, 2009.
(f)	Security purchased on a when-issued basis.
(g)	This Senior Floating Rate Note will settle after October 31, 2009, at which time the interest rate will be determined.

See accompanying notes

327

Schedule of Investments Income Fund October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (0.00%)			BONDS (continued)
Pipelines (0.00%)			Commercial Banks (1.09%)
Energy Maintenance Services Group LLC -			US Bank NA/Cincinnati OH
Warrants (a)(b)(c)	383 $	-	6.38%, 8/ 1/2011	$ 5,000 $	5,398
			4.95%, 10/30/2014	6,000	6,452

Special Purpose Entity (0.00%)					11,850

Adelphia Recovery Trust (a)(c)	658,740	-

			Commercial Services (0.89%)
TOTAL COMMON STOCKS	$ -

			Ceridian Corp
PREFERRED STOCKS (0.03%)			11.25%, 11/15/2015 (e)	10,000	9,625
Finance - Mortgage Loan/Banker (0.03%)
Freddie Mac 8.38%; Series Z (c)	300,000	330	Containers - Paper & Plastic (1.04%)

TOTAL PREFERRED STOCKS	$ 330		Sealed Air Corp

			5.63%, 7/15/2013 (d)	4,000	4,008
	Principal
			7.88%, 6/15/2017 (d)	7,000	7,294

	Amount	Value			11,302

	(000's)	(000's)

BONDS (72.49%)			Cruise Lines (1.07%)
Aerospace & Defense (0.35%)			Royal Caribbean Cruises Ltd
			8.75%, 2/ 2/2011	4,000	4,040
Lockheed Martin Corp
7.75%, 5/ 1/2026	$ 3,000	3,750	6.88%, 12/ 1/2013	6,000	5,685
			7.25%, 3/15/2018	2,000	1,820

Auto - Medium & Heavy Duty Trucks (0.59%)					11,545

New Flyer Industries Ltd
			Diversified Banking Institutions (6.51%)
14.00%, 8/19/2020 (a)(b)(d)	7,000	6,404
			Bank of America Corp
			5.42%, 3/15/2017	5,000	4,893
Brewery (1.08%)
			6.80%, 3/15/2028	670	688
Anheuser-Busch InBev Worldwide Inc
7.75%, 1/15/2019 (d)	10,000	11,653	8.00%, 12/29/2049 (e)	4,000	3,597
			8.13%, 12/29/2049 (e)	7,000	6,295
Cable TV (0.01%)			Citigroup Inc
Frontiervision			5.85%, 8/ 2/2016	12,000	12,042
0.00%, 9/15/2010 (a)(c)	2,500	75	Goldman Sachs Group Inc/The
			6.60%, 1/15/2012	10,000	10,890
Cable/Satellite TV (2.90%)			5.35%, 1/15/2016	2,000	2,098
Comcast Corp			JP Morgan Chase & Co
6.45%, 3/15/2037	7,000	7,176	5.13%, 9/15/2014	12,000	12,700
6.95%, 8/15/2037	3,000	3,272	7.90%, 4/29/2049 (e)	5,000	5,028
COX Communications Inc			Morgan Stanley
6.75%, 3/15/2011	8,000	8,435	4.75%, 4/ 1/2014	5,000	5,015
6.45%, 12/ 1/2036 (d)	4,000	3,985	6.25%, 8/ 9/2026	7,000	7,212

Time Warner Cable Inc					70,458

6.55%, 5/ 1/2037	6,000	6,206
7.30%, 7/ 1/2038	2,000	2,253	Electric - Integrated (11.96%)

			Arizona Public Service Co
		31,327

			6.50%, 3/ 1/2012	5,000	5,412
Casino Hotels (1.15%)			Dominion Resources Inc/VA
MGM Mirage			5.00%, 3/15/2013	10,000	10,556
13.00%, 11/15/2013 (d)	10,000	11,350	Exelon Generation Co LLC
11.13%, 11/15/2017 (d)	1,000	1,100	6.20%, 10/ 1/2017	9,000	9,764

		12,450	Florida Power Corp

			5.90%, 3/ 1/2033	8,000	8,487
Casino Services (1.10%)
			6.35%, 9/15/2037	4,000	4,553
Peninsula Gaming LLC
10.75%, 8/15/2017 (d)	12,000	11,910	Metropolitan Edison Co
			4.95%, 3/15/2013	7,000	7,288

See accompanying notes

328

Schedule of Investments
Income Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Life & Health Insurance (1.00%)
Mirant Americas Generation LLC			Prudential Financial Inc
8.50%, 10/ 1/2021	$ 15,000 $	13,350	7.38%, 6/15/2019	$ 4,000 $	4,469
Nisource Finance Corp			8.88%, 6/15/2038 (e)	6,000	6,375

6.15%, 3/ 1/2013	5,000	5,279			10,844

5.40%, 7/15/2014	5,000	5,170
			Medical - Drugs (0.63%)
5.25%, 9/15/2017	2,000	1,922
			Elan Finance PLC/Elan Finance Corp
Ohio Edison Co			8.75%, 10/15/2016 (d)	3,000	2,783
5.45%, 5/ 1/2015	5,000	5,281
			QHP Royalty LLC
Oncor Electric Delivery Co			10.25%, 3/15/2015 (a)	4,000	4,000

7.00%, 9/ 1/2022	12,000	13,890
					6,783

Pacific Gas & Electric Co
4.20%, 3/ 1/2011	10,250	10,611	Medical - Hospitals (1.91%)
6.05%, 3/ 1/2034	2,000	2,179	HCA Inc
PacifiCorp			7.50%, 11/ 6/2033	1,700	1,403
4.95%, 8/15/2014	5,000	5,376	HCA Inc/DE
5.25%, 6/15/2035	5,000	4,975	9.25%, 11/15/2016	6,000	6,270
PPL Energy Supply LLC			Tenet Healthcare Corp
6.40%, 11/ 1/2011	5,000	5,392	9.00%, 5/ 1/2015 (d)	6,000	6,345
6.50%, 5/ 1/2018	3,000	3,203	10.00%, 5/ 1/2018 (d)	6,000	6,615

Southwestern Electric Power Co					20,633

5.38%, 4/15/2015	6,500	6,680

			Metal - Diversified (1.11%)
		129,368	Xstrata Canada Corp

Electronics - Military (0.11%)			6.00%, 10/15/2015	12,000	12,066
Lockheed Martin Tactical Systems Inc
7.63%, 6/15/2025	1,000	1,233	MRI - Medical Diagnostic Imaging (1.08%)
			Alliance HealthCare Services Inc
Finance - Investment Banker & Broker (2.06%)			7.25%, 12/15/2012	12,000	11,700
Jefferies Group Inc
7.75%, 3/15/2012	7,500	8,110	Multi-Line Insurance (0.53%)
6.25%, 1/15/2036	9,000	7,048	Farmers Insurance Exchange
			6.00%, 8/ 1/2014 (d)	6,000	5,726
Merrill Lynch & Co Inc
5.00%, 1/15/2015	3,000	3,047
			Multimedia (1.32%)
6.50%, 7/15/2018	2,000	2,056
			Historic TW Inc
6.75%, 6/ 1/2028	2,000	1,974	9.15%, 2/ 1/2023	5,260	6,295

		22,235	News America Inc

Finance - Leasing Company (0.11%)			6.40%, 12/15/2035	8,000	7,999

DVI Inc					14,294

0.00%, 2/ 1/2004 (a)(b)(c)	8,125	1,158
			Non-Hazardous Waste Disposal (1.31%)
0.00%, 2/ 1/2004 (a)(b)(c)	400	36	Allied Waste North America Inc

		1,194	7.88%, 4/15/2013	1,000	1,031

Gas - Distribution (0.90%)			7.25%, 3/15/2015	9,000	9,461
Sempra Energy			Waste Management Inc
6.00%, 2/ 1/2013	9,000	9,729	7.38%, 8/ 1/2010	3,500	3,654

					14,146

Industrial Gases (1.05%)
			Oil Company - Exploration & Production (1.38%)
Airgas Inc
			OPTI Canada Inc
4.50%, 9/15/2014	5,000	5,123
			7.88%, 12/15/2014	12,000	9,360
7.13%, 10/ 1/2018 (d)	6,000	6,195

			XTO Energy Inc
		11,318	6.75%, 8/ 1/2037	5,000	5,532

					14,892

See accompanying notes

329

Schedule of Investments
Income Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Company - Integrated (1.77%)			Reinsurance (0.23%)
Petro-Canada			Aspen Insurance Holdings Ltd
4.00%, 7/15/2013	$ 3,000 $	3,045	6.00%, 8/15/2014	$ 2,500 $	2,509
9.25%, 10/15/2021	8,500	10,630
6.80%, 5/15/2038	5,000	5,459	REITS - Healthcare (3.68%)

		19,134	HCP Inc

			6.45%, 6/25/2012	3,000	3,099
Oil Refining & Marketing (0.42%)			6.00%, 3/ 1/2015	1,750	1,743
Tesoro Corp/Texas			7.07%, 6/ 8/2015	2,250	2,352
6.25%, 11/ 1/2012	4,600	4,520
			Health Care REIT Inc
			6.00%, 11/15/2013	8,000	7,906
Pharmacy Services (0.31%)
			6.20%, 6/ 1/2016	3,000	2,999
Omnicare Inc
6.13%, 6/ 1/2013	3,500	3,360	Healthcare Realty Trust Inc
			8.13%, 5/ 1/2011	7,500	7,871

Physical Therapy & Rehabilitation Centers (0.85%)			5.13%, 4/ 1/2014	2,000	1,913
Healthsouth Corp			Nationwide Health Properties Inc
10.75%, 6/15/2016	8,500	9,223	6.00%, 5/20/2015	12,000	11,928

					39,811

Pipelines (4.15%)
			REITS - Office Property (0.96%)
El Paso Natural Gas Co			Arden Realty LP
7.50%, 11/15/2026	10,000	10,873	5.20%, 9/ 1/2011	3,000	3,120
Energy Maintenance Services Group LLC			5.25%, 3/ 1/2015	7,000	7,240

11.50%, 3/ 1/2014 (a)(b)	13,299	11,304
					10,360

Enterprise Products Operating LLC
6.38%, 2/ 1/2013	2,500	2,710	REITS - Regional Malls (1.05%)
Express Pipeline LP			Simon Property Group LP
7.39%, 12/31/2017 (d)	4,288	4,560	10.35%, 4/ 1/2019	9,000	11,322
Southern Natural Gas Co
8.00%, 3/ 1/2032	4,000	4,579	REITS - Shopping Centers (2.05%)
Tennessee Gas Pipeline Co			Developers Diversified Realty Corp
8.38%, 6/15/2032	2,000	2,378	4.63%, 8/ 1/2010	10,000	9,872
TransCanada Pipelines Ltd			Kimco Realty Corp
7.25%, 8/15/2038	7,000	8,507	6.88%, 10/ 1/2019	12,000	12,337

		44,911			22,209

Property Trust (1.13%)			REITS - Storage (0.85%)
WEA Finance LLC / WT Finance Aust Pty Ltd			Shurgard Storage Centers LLC
6.75%, 9/ 2/2019 (d)	12,000	12,221	5.88%, 3/15/2013	9,000	9,189

Publishing - Books (1.00%)			Rental - Auto & Equipment (0.74%)
Reed Elsevier Capital Inc			ERAC USA Finance Co
6.75%, 8/ 1/2011	10,000	10,820	6.38%, 10/15/2017 (d)	4,000	4,098
			7.00%, 10/15/2037 (d)	4,000	3,862

Regional Banks (2.71%)					7,960

Bank One Corp
10.00%, 8/15/2010	400	427	Retail - Automobile (0.44%)
FleetBoston Financial Corp			Asbury Automotive Group Inc
6.88%, 1/15/2028	995	1,029	8.00%, 3/15/2014	5,000	4,775
Wells Fargo & Co
			Retail - Regional Department Store (1.06%)
4.63%, 4/15/2014	11,000	11,098
			Neiman Marcus Group Inc/The
7.98%, 3/29/2049 (e)	15,000	14,044
			10.38%, 10/15/2015	13,000	11,440
Wells Fargo Capital XV
9.75%, 12/29/2049 (e)	2,500	2,688

		29,286

See accompanying notes

330

Schedule of Investments
Income Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Special Purpose Entity (0.83%)			OBLIGATIONS (continued)
CCM Merger Inc			Federal Home Loan Mortgage Corporation
			(FHLMC) (continued)
8.00%, 8/ 1/2013 (d)	$ 11,000 $	9,020
			5.50%, 5/ 1/2031	$ 1,288 $	1,363
			7.00%, 1/ 1/2032	398	438
Telecommunication Equipment - Fiber Optics (1.18%)
Corning Inc			6.00%, 5/ 1/2032	1,295	1,391
5.90%, 3/15/2014	12,000	12,810	4.50%, 8/ 1/2033	9,004	9,174
			4.50%, 8/ 1/2033	7,860	8,009
Telecommunication Services (1.68%)			4.50%, 8/ 1/2033	13,086	13,334
Qwest Corp			5.50%, 6/ 1/2035	15,225	16,081
8.88%, 3/15/2012 (e)	8,000	8,420	5.00%, 11/ 1/2035	13,441	13,964
Telus Corp			5.50%, 1/ 1/2036	15,140	15,992
8.00%, 6/ 1/2011	9,000	9,811

			5.50%, 4/ 1/2036	12,657	13,351
		18,231

			6.00%, 6/ 1/2038	5,043	5,371
Toys (0.10%)			4.00%, 4/ 1/2039	14,805	14,607
Mattel Inc			4.50%, 5/ 1/2039	17,755	17,969
7.30%, 6/13/2011	1,000	1,039	4.50%, 7/ 1/2039	19,916	20,156

					157,596

Transport - Services (1.06%)
Trailer Bridge Inc			Federal National Mortgage Association (FNMA) (4.17%)
9.25%, 11/15/2011	12,000	11,520	7.45%, 6/ 1/2016	101	109

TOTAL BONDS	$ 784,180		5.00%, 1/ 1/2018	2,609	2,786

			6.50%, 9/ 1/2028	90	98
SENIOR FLOATING RATE INTERESTS (0.92%)
			6.50%, 11/ 1/2028	79	86
Commercial Services (0.22%)
			7.00%, 1/ 1/2030	26	29
Quintiles Transnational, Term Loan Lien 2
4.28%, 3/31/2014 (e)	2,500	2,375	6.50%, 5/ 1/2031	225	244
			6.00%, 4/ 1/2032	800	859
Special Purpose Entity (0.70%)			6.50%, 4/ 1/2032	1,019	1,104
Motor City Casino, Term Loan B			6.50%, 5/ 1/2032	985	1,068
8.50%, 7/21/2012 (e)	7,997	7,580	5.00%, 10/ 1/2032	2,791	2,908

TOTAL SENIOR FLOATING RATE INTERESTS	$ 9,955		5.50%, 3/ 1/2033	3,402	3,599

CONVERTIBLE BONDS (1.39%)			5.50%, 2/ 1/2035	14,430	15,242
Medical Products (0.88%)			4.00%, 3/ 1/2039	17,197	16,988

China Medical Technologies Inc					45,120

4.00%, 8/15/2013	13,000	9,474
			Government National Mortgage Association
			(GNMA) (0.21%)
Pharmacy Services (0.51%)			7.00%, 6/20/2031	233	255
Omnicare Inc			6.00%, 5/20/2032 (e)	1,893	2,034

3.25%, 12/15/2035	7,000	5,574			2,289

TOTAL CONVERTIBLE BONDS	$ 15,048

			U.S. Treasury (3.24%)
U.S. GOVERNMENT & GOVERNMENT AGENCY			4.50%, 5/15/2038	8,000	8,356
OBLIGATIONS (22.19%)
			3.50%, 2/15/2039	19,000	16,655
Federal Home Loan Mortgage Corporation
(FHLMC) (14.57%)			4.25%, 5/15/2039	10,000	10,023

5.50%, 11/ 1/2017	2,826	3,050			35,034

5.50%, 1/ 1/2018	829	894
			TOTAL U.S. GOVERNMENT & GOVERNMENT
6.50%, 1/ 1/2029	300	325	AGENCY OBLIGATIONS	$ 240,039

6.50%, 5/ 1/2029	452	490
6.50%, 6/ 1/2029	255	276
6.50%, 6/ 1/2029	754	818
6.50%, 8/ 1/2029	226	245
6.00%, 3/ 1/2031	277	298

See accompanying notes

331

Schedule of Investments Income Fund October 31, 2009

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Financial	27.41%

			Mortgage Securities	18.95%
REPURCHASE AGREEMENTS (1.91%)			Utilities	12.86%
Diversified Banking Institutions (1.91%)			Consumer, Non-cyclical	9.09%
Investment in Joint Trading Account; Bank			Communications	8.09%
of America Repurchase Agreement; 0.06%			Energy	7.71%
dated 10/30/09 maturing 11/02/09			Consumer, Cyclical	5.51%
(collateralized by Sovereign Agency			Industrial	3.88%
Issues; $5,275,000; 0.00% - 5.75%; dated			Government	3.27%
11/02/09 - 07/15/32)	$ 5,171$	5,171	Basic Materials	2.16%
			Other Assets in Excess of Liabilities, Net	1.07%

Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%			TOTAL NET ASSETS	100.00%

dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$5,275,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	5,172	5,172
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $5,275,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	5,171	5,171
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $5,275,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	5,171	5,171

		20,685

TOTAL REPURCHASE AGREEMENTS	$ 20,685

Total Investments	$ 1,070,237
Other Assets in Excess of Liabilities, Net - 1.07%		11,599

TOTAL NET ASSETS - 100.00%	$ 1,081,836

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $22,977 or 2.12% of net assets.
(b) Security is Illiquid
(c) Non-Income Producing Security
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $119,129 or 11.01% of net assets.
(e)	Variable Rate. Rate shown is in effect at October 31, 2009.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 42,874
Unrealized Depreciation		(31,656)

Net Unrealized Appreciation (Depreciation)		11,218
Cost for federal income tax purposes		1,059,019
All dollar amounts are shown in thousands (000's)

See accompanying notes

332

Schedule of Investments
Inflation Protection Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (9.57%)			BONDS (continued)
Asset Backed Securities (0.67%)			Finance - Consumer Loans (0.19%)
Ameriquest Mortgage Securities Inc			SLM Corp
0.55%, 4/25/2034 (a)(b)	$ 376 $	269	0.50%, 3/15/2011 (a)	$ 1,000 $	889
Argent Securities Inc
0.36%, 4/25/2036 (a)(c)	92	90	Finance - Investment Banker & Broker (0.32%)
Carrington Mortgage Loan Trust			Bear Stearns Cos LLC/The
0.47%, 12/25/2035 (a)(c)	149	140	0.56%, 11/28/2011 (a)	1,500	1,492
Countrywide Asset-Backed Certificates
1.37%, 12/25/2032 (a)(b)	64	26	Food - Miscellaneous/Diversified (0.31%)
0.61%, 2/25/2036 (a)(c)	171	145	General Mills Inc
0.49%, 3/25/2036 (a)(b)	1,273	751	0.41%, 1/22/2010 (a)(c)	1,000	1,000
			Kraft Foods Inc
0.74%, 2/25/2037 (a)(b)	3,000	62
			0.96%, 8/11/2010 (a)	450	450

Fannie Mae Grantor Trust
0.38%, 4/25/2035 (a)	137	126			1,450

Fannie Mae Whole Loan			Home Equity - Other (0.47%)
0.54%, 11/25/2033 (a)(b)(c)	7	7	Asset Backed Securities Corp Home Equity
First Franklin Mortgage Loan Asset Backed			0.34%, 7/25/2036 (a)(c)	1,017	953
Certificates			First NLC Trust
0.48%, 11/25/2035 (a)(b)(c)	378	359	0.54%, 9/25/2035 (a)	501	488
First-Citizens Home Equity Loan LLC			GSAA Trust
0.46%, 9/15/2022 (a)(d)	712	374	0.38%, 4/25/2047 (a)(b)	3,025	655
Long Beach Mortgage Loan Trust			New Century Home Equity Loan Trust
0.77%, 6/25/2034 (a)(b)	225	154	0.53%, 3/25/2035 (a)(b)	55	47
SLM Student Loan Trust			Option One Mortgage Loan Trust
0.36%, 3/15/2017 (a)(b)(c)	592	583	1.24%, 2/25/2035 (a)(b)	28	5

		3,086	0.69%, 3/25/2037 (a)(b)	2,000	31

Automobile Sequential (0.69%)					2,179

AmeriCredit Automobile Receivables Trust			Mortgage Backed Securities (4.35%)
0.26%, 4/ 6/2012 (a)(c)	311	310
			Banc of America Commercial Mortgage Inc
Capital One Auto Finance Trust			6.85%, 4/15/2036 (b)	300	302
0.29%, 10/15/2012 (a)(c)	1,980	1,963
			Bear Stearns Alt-A Trust
Hyundai Auto Receivables Trust			0.40%, 11/25/2036 (a)	420	204
0.65%, 1/17/2012 (a)(c)	923	923

			0.41%, 4/25/2037 (a)	1,133	342
		3,196

			Bear Stearns Asset Backed Securities Trust
Commercial Banks (0.13%)			0.47%, 4/25/2036 (a)	123	54
HSBC Americas Capital Trust I			Bear Stearns Commercial Mortgage Securities
7.81%, 12/15/2026 (b)(d)	100	99	7.00%, 5/20/2030	403	426
ICICI Bank Ltd			Chase Mortgage Finance Corp
0.82%, 1/12/2010 (a)(c)(d)	500	495	4.05%, 7/25/2037 (a)(b)	391	369

		594	Citigroup / Deutsche Bank Commercial

			Mortgage Trust
Electric - Integrated (0.81%)			0.42%, 10/15/2048 (a)	34,361	507
Entergy Gulf States Inc			0.09%, 12/11/2049 (a)(d)	12,718	97
0.76%, 12/ 1/2009 (a)(c)	200	200	Citigroup/Deutsche Bank Commercial
Ohio Power Co			Mortgage Trust
0.46%, 4/ 5/2010 (a)(c)	1,535	1,534	0.38%, 12/11/2049 (a)(d)	8,127	129
Pepco Holdings Inc			Countrywide Alternative Loan Trust
0.99%, 6/ 1/2010 (a)	1,150	1,136	0.66%, 12/25/2035 (a)(b)	420	95
TECO Energy Inc			0.52%, 6/25/2036 (a)(b)	955	141
2.48%, 5/ 1/2010 (a)(c)	850	848	0.50%, 7/25/2046 (a)	2,100	502

		3,718	0.45%, 5/25/2047 (a)	3,721	1,003

			Countrywide Asset-Backed Certificates
			0.51%, 1/25/2036 (a)(b)	140	98

See accompanying notes

333

Schedule of Investments
Inflation Protection Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities			Indymac Index Mortgage Loan Trust
Corp			0.42%, 2/25/2037 (a)	$ 1,460 $	738
7.79%, 9/15/2041 (a)	$ 902 $	902	JP Morgan Alternative Loan Trust
Fannie Mae			0.39%, 3/25/2037 (a)	1,460	505
0.54%, 2/25/2018 (a)	52	52	JP Morgan Mortgage Trust
0.54%, 3/25/2018 (a)	319	316	5.29%, 7/25/2035 (a)(b)	521	508
0.49%, 11/25/2022 (a)	75	75	LB-UBS Commercial Mortgage Trust
0.44%, 1/25/2023 (a)	74	73	5.59%, 6/15/2031	390	410
0.64%, 2/25/2028 (a)(c)	132	132	Merrill Lynch / Countrywide Commercial
0.54%, 2/25/2032 (a)	64	64	Mortgage Trust
			0.15%, 7/12/2046 (a)(d)	16,837	205
0.49%, 3/25/2035 (a)	168	166
			Merrill Lynch Alternative Note Asset Trust
Fannie Mae Grantor Trust			0.45%, 4/25/2037 (a)	5,000	2,240
0.59%, 5/25/2035 (a)	67	62
			Morgan Stanley Capital I
Fannie Mae Whole Loan			0.84%, 12/20/2046 (a)(b)(d)	200	2
0.39%, 5/25/2035 (a)(b)	71	69
			Residential Accredit Loans Inc
0.44%, 5/25/2035 (a)(b)	87	85	0.39%, 2/25/2037 (a)(b)	2,531	1,037
0.49%, 6/25/2044 (a)(c)	13	13	WaMu Mortgage Pass Through Certificates
0.69%, 2/25/2047 (a)	76	73	0.88%, 12/25/2027 (a)	764	574
Freddie Mac			0.61%, 1/25/2045 (a)	167	78
0.55%, 5/15/2017 (a)	282	281	0.62%, 11/25/2045 (a)(b)(c)	466	399
0.55%, 2/15/2018 (a)	319	315	0.46%, 8/25/2046 (a)(b)	844	388
0.55%, 6/15/2018 (a)	330	328	Washington Mutual Alternative Mortgage
0.50%, 3/15/2023 (a)	191	189	Pass-Through Certificates
0.70%, 6/15/2023 (a)	89	88	0.52%, 6/25/2046 (a)	620	61
0.60%, 2/15/2030 (a)	28	28	0.42%, 1/25/2047 (a)	3,153	418

0.60%, 5/15/2030 (a)	71	70			20,101

0.65%, 9/15/2033 (a)	304	301	Multimedia (0.44%)
G-Force LLC			Time Warner Inc
0.54%, 12/25/2039 (a)(d)	1,000	308	0.68%, 11/13/2009 (a)(c)	2,050	2,050
Ginnie Mae
1.26%, 10/16/2012 (a)	2,418	70	Pipelines (0.11%)
4.51%, 10/16/2028 (a)(c)	604	623	Williams Cos Inc
0.60%, 10/20/2031 (a)	139	138	2.29%, 10/ 1/2010 (a)(d)	500	500
0.82%, 3/16/2047 (a)	5,359	279
Greenwich Capital Commercial Funding Corp			Regional Banks (0.50%)
0.32%, 3/10/2039 (a)(d)	54,684	751	BAC Capital Trust XIII
GSC Capital Corp Mortgage Trust			0.70%, 3/15/2043 (a)	4,000	2,303
0.50%, 2/25/2036 (a)(b)	551	125
GSR Mortgage Loan Trust			Special Purpose Entity (0.41%)
0.50%, 8/25/2046 (a)	213	60	Sirens BV
			2.23%, 4/13/2012 (a)(d)(e)	2,000	1,892
Homebanc Mortgage Trust
0.58%, 1/25/2036 (a)(b)	899	389
			Telecommunication Services (0.08%)
Impac CMB Trust
1.22%, 10/25/2034 (a)(b)	41	22	Telcordia Technologies Inc
			4.03%, 7/15/2012 (a)(d)	440	381
1.79%, 10/25/2034 (a)(b)	91	15
0.55%, 4/25/2035 (a)(b)	247	74
			Telephone - Integrated (0.09%)
0.75%, 8/25/2035 (a)(b)	55	10	Sprint Nextel Corp
0.89%, 8/25/2035 (a)(b)	49	1	0.68%, 6/28/2010 (a)	400	388

0.49%, 5/25/2037 (a)(b)	1,361	1,090	TOTAL BONDS	$ 44,219

Impac Secured Assets CMN Owner Trust
0.41%, 9/25/2036 (a)	1,500	632

See accompanying notes

334

Schedule of Investments Inflation Protection Fund

October 31, 2009

	Principal		(a) Variable Rate. Rate shown is in effect at October 31, 2009.
	Amount	Value	(b) Security is Illiquid
	(000's)	(000's)	(c)	Security was purchased with the cash proceeds from securities loans.

U.S. GOVERNMENT & GOVERNMENT AGENCY			(d)	Security exempt from registration under Rule 144A of the Securities Act
OBLIGATIONS (84.78%)			of 1933. These securities may be resold in transactions exempt from
U.S. Treasury (0.50%)			registration, normally to qualified institutional buyers. Unless otherwise
			indicated, these securities are not considered illiquid. At the end of the
3.63%, 8/15/2019	$ 2,260 $	2,303	period, the value of these securities totaled $5,233 or 1.13% of net
			assets.
U.S. Treasury Inflation-Indexed Obligations (84.28%)			(e)	Market value is determined in accordance with procedures established in
4.25%, 1/15/2010	3,630	3,661	good faith by the Board of Directors. At the end of the period, the value
3.38%, 1/15/2012	4,005	4,286	of these securities totaled $1,892 or 0.41% of net assets.
			(f)	Security or a portion of the security was on loan at the end of the period.
2.00%, 4/15/2012	16,444	17,172
			(g) Security or a portion of the security was pledged to cover margin
3.00%, 7/15/2012	4,045	4,344	requirements for futures contracts. At the end of the period, the value of
0.63%, 4/15/2013	225	227	these securities totaled $385 or 0.08% of net assets.
2.00%, 1/15/2014	37,461	39,325
1.25%, 4/15/2014	6,955	7,143	Unrealized Appreciation (Depreciation)
2.00%, 7/15/2014	39,103	41,244	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
1.63%, 1/15/2015	16,786	17,356

1.88%, 7/15/2015	12,206	12,796	Unrealized Appreciation	$ 16,526
2.00%, 1/15/2016	8,694	9,145	Unrealized Depreciation	(32,440)

2.50%, 7/15/2016	3,201	3,478	Net Unrealized Appreciation (Depreciation)	(15,914)
2.38%, 1/15/2017	6,513	7,023
			Cost for federal income tax purposes	463,373
2.63%, 7/15/2017	21,520	23,681	All dollar amounts are shown in thousands (000's)
1.63%, 1/15/2018	17,164	17,582
1.38%, 7/15/2018	14,428	14,492	Portfolio Summary (unaudited)

2.13%, 1/15/2019	14,863	15,821	Sector	Percent

1.88%, 7/15/2019	17,827	18,623	Government	84.78%
2.38%, 1/15/2025 (f)	9,733	10,345	Mortgage Securities	4.38%
2.00%, 1/15/2026	14,681	14,811	Financial	4.05%
			Asset Backed Securities	1.80%
2.38%, 1/15/2027	10,093	10,673	Utilities	0.81%
1.75%, 1/15/2028	37,712	36,304	Communications	0.61%
3.63%, 4/15/2028	5,004	6,205	Consumer, Non-cyclical	0.31%
2.50%, 1/15/2029 (g)	30,872	33,221	Energy	0.11%
			Other Assets in Excess of Liabilities, Net	3.15%

3.88%, 4/15/2029 (f)(g)	14,777	19,045
			TOTAL NET ASSETS	100.00%

3.38%, 4/15/2032	1,137	1,407

		389,410	Other Assets Summary (unaudited)

			Asset Type	Percent

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 391,713		Futures	4.91%

SHORT TERM INVESTMENTS (2.50%)
Repurchase Agreements (2.50%)
Barclays Bank Repurchase Agreement;
0.07% dated 10/30/09 maturing 11/02/09
(collateralized by U.S. Government
Agency Issues; $11,758,000; 0.88% -
8.00%; dated 11/15/09 - 11/15/25) (c)	$ 11,527$	11,527

TOTAL SHORT TERM INVESTMENTS	$ 11,527

Total Investments	$ 447,459
Other Assets in Excess of Liabilities, Net - 3.15%		14,562

TOTAL NET ASSETS - 100.00%	$ 462,021

See accompanying notes

335

	Schedule of Investments
	Inflation Protection Fund
	October 31, 2009

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 5 Year Note; December 2009	Buy	167	$ 19,344	$ 19,448	$ 104
US Long Bond; December 2009	Buy	27	3,218	3,245	27
All dollar amounts are shown in thousands (000's)

See accompanying notes

336

     Schedule of Investments International Emerging Markets Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (92.35%)			COMMON STOCKS (continued)
Aerospace & Defense (0.35%)			Chemicals - Diversified (0.36%)
Empresa Brasileira de Aeronautica SA (a)	864,800 $	4,408	Hanwha Chem Corp	485,820 $	4,517

Airlines (0.55%)			Chemicals - Fibers (0.13%)
Air China Ltd	5,532,000	2,994	Kolon Industries Inc	57,300	1,641
Korean Air Lines Co Ltd	103,450	3,937

		6,931	Circuit Boards (0.44%)

			Tripod Technology Corp	2,206,000	5,520
Appliances (0.08%)
Arcelik (a)	322,678	1,054	Coal (1.70%)
			Banpu Public Co Ltd (a)	372,600	4,790
Applications Software (0.47%)
			China Shenhua Energy Co Ltd	2,275,000	10,206
Check Point Software Technologies Ltd (a)	191,583	5,952
			Yanzhou Coal Mining Co Ltd	4,222,354	6,528

					21,524

Auto - Car & Light Trucks (2.05%)
Dongfeng Motor Group Co Ltd	5,534,000	6,580	Commercial Banks (15.33%)
Hyundai Motor Co	116,348	10,553	Asya Katilim Bankasi AS (a)	2,943,458	6,088
Kia Motors Corp	269,670	4,006	Axis Bank Ltd	362,730	6,905
Tata Motors Ltd ADR	415,155	4,724	Banco do Brasil SA	490,990	7,863

		25,863	Bangkok Bank Public Co (a)	851,100	2,855

			Bank Mandiri Tbk PT	11,442,500	5,491
Auto/Truck Parts & Equipment - Replacement (0.46%)
Weichai Power Co Ltd	895,000	5,842	Bank Negara Indonesia Persero Tbk PT	24,567,000	4,660
			Bank of China Ltd	35,602,000	20,652
Batteries & Battery Systems (0.36%)			Bank of Communications Co Ltd	7,005,000	8,376
Simplo Technology Co Ltd	896,500	4,604	Bank of India	813,800	5,700
			Bank Pekao SA	125,409	6,731
Brewery (0.79%)			Bank Rakyat Indonesia	5,966,000	4,341
Cia de Bebidas das Americas ADR	110,461	9,950	Busan Bank	571,340	6,478
			China Construction Bank Corp	25,484,778	21,971
Building - Heavy Construction (0.70%)
			Daegu Bank	301,417	3,999
Daelim Industrial Co Ltd	138,498	8,789
			Industrial and Commercial Bank of China Ltd	19,859,000	15,800
Building - Residential & Commercial (1.26%)			Korea Exchange Bank	473,330	5,379
Corp GEO SAB de CV (a)	3,402,700	8,955	Malayan Banking Bhd	2,459,600	4,764
Desarrolladora Homex SAB de CV ADR (a)	196,273	6,980	OTP Bank Plc (a)	329,949	9,278

		15,935	Sberbank of Russian Federation	6,167,340	13,666

			Siam Commercial Bank Public (a)(b)	801,000	1,827
Building Products - Cement & Aggregate (0.29%)			State Bank of India Ltd	70,692	6,457
Grasim Industries Ltd (a)	80,351	3,726
			Turkiye Garanti Bankasi AS	2,794,894	10,150
			Turkiye Halk Bankasi AS	960,091	5,746
Building Products - Wood (0.18%)
			Turkiye Vakiflar Bankasi Tao	3,452,374	8,372

Duratex SA (a)	320,832	2,222
					193,549

Cellular Telecommunications (6.42%)			Computer Services (1.29%)
Advanced Info Service PCL (a)(b)	1,626,200	4,164	Infosys Technologies Ltd ADR	354,537	16,309
America Movil SAB de CV ADR	554,824	24,484
China Mobile Ltd	1,810,962	16,977	Computers (0.92%)
Mobile Telesystems OJSC ADR	134,722	6,103	Compal Electronics Inc	568,951	711
MTN Group Ltd	349,366	5,202	Foxconn Technology Co Ltd	1,274,000	4,244
Taiwan Mobile Co Ltd	3,056,000	5,466	Wistron Corp	3,955,945	6,623

Vimpel-Communications ADR	671,682	12,043			11,578

Vivo Participacoes SA ADR	273,041	6,621

			Computers - Peripheral Equipment (0.81%)
		81,060	Chicony Electronics Co Ltd	2,669,000	5,837

See accompanying notes

337

     Schedule of Investments International Emerging Markets Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Peripheral Equipment (continued)			Finance - Investment Banker & Broker
Lite-On Technology Corp	3,334,590 $	4,392	(continued)

			KGI Securities Co Ltd (a)(c)	313,659 $	2,942

		10,229

					5,214

Diversified Financial Services (1.48%)
Mega Financial Holding Co Ltd	14,677,000	8,173	Food - Dairy Products (0.43%)
			China Mengniu Dairy Co Ltd	1,960,000	5,492
Shinhan Financial Group Co Ltd	65,740	2,494
Woori Finance Holdings Co Ltd (a)	438,200	5,898
			Food - Meat Products (0.20%)
Yuanta Financial Holding Co Ltd	3,219,000	2,125

			BRF - Brasil Foods SA (a)	103,894	2,505
		18,690

Diversified Minerals (0.51%)			Food - Miscellaneous/Diversified (0.52%)
Anglo American PLC	176,322	6,460	Uni-President Enterprises Corp	5,847,444	6,525

Diversified Operations (1.71%)			Food - Retail (0.22%)
Imperial Holdings Ltd	328,456	3,382	Cia Brasileira de Distribuicao Grupo Pao de
			Acucar ADR	46,742	2,827
LG Corp	149,262	8,456
Shanghai Industrial Holdings Ltd	1,217,000	5,717	Gold Mining (0.36%)
Tongaat Hulett Ltd	317,537	4,085	Zijin Mining Group Co Ltd	4,682,000	4,532

		21,640

Electric - Generation (0.30%)			Home Furnishings (0.46%)
Huaneng Power International Inc	5,934,710	3,788	Steinhoff International Holdings Ltd (a)	2,416,377	5,839

Electric - Integrated (0.55%)			Import & Export (0.28%)
Enersis SA ADR	180,060	3,183	Hyosung Corp	63,387	3,484
Reliance Infrastructure Ltd	167,475	3,706

			Internet Content - Entertainment (0.42%)
		6,889

			Perfect World Co Ltd ADR (a)	121,120	5,330
Electric Products - Miscellaneous (0.76%)
LG Electronics Inc	102,895	9,565	Life & Health Insurance (2.66%)
			Cathay Financial Holding Co Ltd (a)	6,578,000	11,280
Electronic Components - Miscellaneous (2.46%)			China Life Insurance Co Ltd/Taiwan (a)	280	-
AU Optronics Corp	3,072,790	2,725	China Life Insurance Co Ltd	2,778,000	12,773
Hon Hai Precision Industry Co Ltd	5,664,525	22,187	Sanlam Ltd	3,460,483	9,501

LG Display Co Ltd	258,060	6,175			33,554

		31,087

			Machinery - Construction & Mining (0.32%)
Electronic Components - Semiconductors (3.99%)			United Tractors Tbk PT	2,633,500	4,038
Epistar Corp	1,545,000	4,499
Hynix Semiconductor Inc (a)	389,900	5,789	Medical - Drugs (0.67%)
Samsung Electronics Co Ltd	66,609	40,081	Dr Reddys Laboratories Ltd	395,705	8,474

		50,369

			Medical - Generic Drugs (0.90%)
Electronic Measurement Instruments (0.00%)			Teva Pharmaceutical Industries Ltd ADR	225,071	11,362
Chroma Ate Inc	144	-
			Medical Products (0.31%)
Electronic Parts Distribution (0.39%)			Aspen Pharmacare Holdings Ltd	472,138	3,979
WPG Holdings Co Ltd	3,610,000	4,939
			Metal - Copper (1.33%)
Engineering - Research & Development Services (0.24%)			Antofagasta PLC	693,765	8,741
Larsen & Toubro Ltd (b)	94,272	3,100	Sterlite Industries India Ltd ADR	507,454	8,003

					16,744

Finance - Investment Banker & Broker (0.41%)
Daishin Securities Co Ltd	181,270	2,272	Metal - Diversified (2.11%)
			KGHM Polska Miedz SA	471,008	15,854

See accompanying notes

338

     Schedule of Investments International Emerging Markets Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Metal - Diversified (continued)			Real Estate Operator & Developer (continued)
MMC Norilsk Nickel ADR	838,037 $	10,744	Shimao Property Holdings Ltd	2,443,000 $	4,538

		26,598	Sino-Ocean Land Holdings Ltd	3,251,500	3,162

			Unitech Ltd	2,727,922	4,674

Metal - Iron (0.65%)
Novolipetsk Steel OJSC	316,263	8,237			46,132

			Reinsurance (0.04%)
Metal Processors & Fabrication (0.23%)			Korean Reinsurance Co	59,677	539
Shin Zu Shing Co Ltd	631,000	2,884
			Retail - Apparel & Shoe (0.33%)
Non-Ferrous Metals (1.28%)			Lojas Renner SA	232,300	4,114
China Molybdenum Co Ltd	4,336,000	3,566
Grupo Mexico SAB de CV (a)	3,653,300	7,332	Retail - Automobile (0.73%)
Korea Zinc Co Ltd	33,726	5,213	PT Astra International Tbk	2,883,500	9,277

		16,111

			Retail - Convenience Store (0.02%)
Oil Company - Exploration & Production (2.31%)
			President Chain Store Corp	102,952	233
CNOOC Ltd	2,845,000	4,261
Gazprom OAO (a)(b)(c)	23,609	1,395	Retail - Home Furnishings (0.34%)
Gazprom OAO (a)	743,819	17,576	JD Group Ltd/South Africa	768,282	4,281
PTT Public Company Limited (a)(b)	838,100	5,932

		29,164	Retail - Major Department Store (0.68%)

			Lotte Shopping Co Ltd	30,367	8,577
Oil Company - Integrated (10.28%)
China Petroleum & Chemical Corp	16,874,000	14,310
			Retail - Miscellaneous/Diversified (0.45%)
Lukoil OAO ADR	323,908	18,531	Dufry South America Ltd	108,972	1,893
PetroChina Co Ltd	13,610,293	16,377	Foschini Ltd	471,704	3,733

Petroleo Brasileiro SA ADR	1,219,130	56,348			5,626

Rosneft Oil Co	2,153,929	16,378
Sasol Ltd	84,729	3,175	Rubber - Tires (0.49%)
			Cheng Shin Rubber Industry Co Ltd	3,002,100	6,169
Tatneft ADR	179,097	4,638

		129,757

			Semiconductor Component - Integrated Circuits (3.13%)
Oil Refining & Marketing (0.63%)			Siliconware Precision Industries Co	5,896,000	7,752
Reliance Industries Ltd	197,081	7,973	Taiwan Semiconductor Manufacturing Co Ltd	14,394,491	26,111
			United Microelectronics Corp	11,738,000	5,643

Petrochemicals (0.26%)					39,506

LG Chem Ltd	18,940	3,264
			Special Purpose Banks (0.43%)
Platinum (0.47%)			Industrial Bank Of Korea	448,440	5,433
Impala Platinum Holdings Ltd	268,510	5,908
			Steel - Producers (3.56%)
Public Thoroughfares (0.32%)			Angang Steel Co Ltd	2,636,000	4,859
Zhejiang Expressway Co Ltd	4,786,000	4,071	China Steel Corp	2,504,243	2,223
			Cia Siderurgica Nacional SA ADR (a)	117,796	3,906
Real Estate Management & Services (0.46%)			Evraz Group SA	187,762	4,549
BR Malls Participacoes SA (a)	541,341	5,805	JSW Steel Ltd	327,100	5,183
			Mechel ADR	216,832	3,721
Real Estate Operator & Developer (3.65%)
			POSCO ADR	171,811	17,545
Agile Property Holdings Ltd	4,160,000	5,324
			Tung Ho Steel Enterprise Corp	3,176,915	3,020

Cyrela Brazil Realty SA	338,206	4,291
					45,006

Huaku Development Co Ltd	1,291,000	3,061
KWG Property Holding Ltd	7,531,500	5,403	Steel - Specialty (0.22%)
Rossi Residencial SA	1,607,377	10,612	Citic Pacific Ltd	1,063,000	2,739
Shenzhen Investment Ltd	12,864,000	5,067
See accompanying notes

339

Schedule of Investments
International Emerging Markets Fund
October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (0.43%)
Steel Pipe & Tube (0.16%)			Diversified Banking Institutions (0.43%)
Confab Industrial SA	673,029 $	1,979	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.06%
Sugar (0.38%)			dated 10/30/09 maturing 11/02/09
Cosan SA Industria e Comercio (a)	452,200	4,787	(collateralized by Sovereign Agency
			Issues; $1,381,000; 0.00% - 5.75%; dated
			11/02/09 - 07/15/32)	$ 1,354$	1,354
Telecommunication Services (0.97%)
			Investment in Joint Trading Account; Credit
China Telecom Corp Ltd	12,152,000	5,371	Suisse Repurchase Agreement; 0.06%
Telekomunikasi Indonesia Tbk PT	8,038,000	6,922	dated 10/30/09 maturing 11/02/09

		12,293	(collateralized by US Treasury Notes;

			$1,381,000; 1.38% - 2.00%; dated
Telephone - Integrated (0.41%)			02/28/10 - 09/15/12)	1,355	1,355
Bezeq Israeli Telecommunication Corp Ltd	2,317,007	5,171	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Tobacco (0.34%)			0.06% dated 10/30/09 maturing 11/02/09
Souza Cruz SA	119,400	4,238	(collateralized by Sovereign Agency
			Issues; $1,381,000; 1.88% - 3.75%; dated
			12/06/10 - 08/24/12)	1,354	1,354
Transport - Marine (0.20%)
			Investment in Joint Trading Account;
Sincere Navigation	2,322,000	2,581	Morgan Stanley Repurchase Agreement;
			0.06% dated 10/30/09 maturing 11/02/09
Wireless Equipment (0.00%)			(collateralized by Sovereign Agency
Gemtek Technology Corp	32,532	50	Issues; $1,381,000; 0.88% - 4.75%; dated

TOTAL COMMON STOCKS	$ 1,166,132		12/10/10 - 07/01/19)	1,354	1,354

					5,417

PREFERRED STOCKS (6.78%)
Commercial Banks (2.61%)			TOTAL REPURCHASE AGREEMENTS	$ 5,417

Banco Bradesco SA	975,972	19,092	Total Investments	$ 1,257,105
Itau Unibanco Holding SA	724,579	13,783	Other Assets in Excess of Liabilities, Net - 0.44%		5,548

		32,875	TOTAL NET ASSETS - 100.00%	$ 1,262,653

Diversified Minerals (2.98%)
Vale SA	1,672,830	37,652
			(a) Non-Income Producing Security

Electric - Distribution (0.26%)			(b)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value
Eletropaulo Metropolitana Eletricidade de			of these securities totaled $16,418 or 1.30% of net assets.
Sao Paulo SA	175,600	3,313	(c)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
Investment Companies (0.00%)			registration, normally to qualified institutional buyers. Unless otherwise
Lereko Mobility Pty Ltd (a)	4,384	22	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $4,337 or 0.34% of net
Steel - Producers (0.93%)			assets.
Gerdau SA	559,000	8,425
			Unrealized Appreciation (Depreciation)
Usinas Siderurgicas de Minas Gerais SA	125,186	3,269

			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
		11,694	of investments held by the fund as of the period end were as follows:

TOTAL PREFERRED STOCKS	$ 85,556

			Unrealized Appreciation	$ 250,779
			Unrealized Depreciation		(86,110)

			Net Unrealized Appreciation (Depreciation)		164,669
			Cost for federal income tax purposes		1,092,436
			All dollar amounts are shown in thousands (000's)

See accompanying notes

340

Schedule of Investments International Emerging Markets Fund

October 31, 2009
Portfolio Summary (unaudited)

Country	Percent

Brazil	17.27%
China	14.87%
Korea, Republic Of	13.79%
Taiwan, Province Of China	12.87%
Russian Federation	8.95%
India	6.73%
South Africa	3.89%
Mexico	3.78%
Hong Kong	3.55%
Indonesia	2.75%
Turkey	2.49%
Poland	1.79%
Israel	1.78%
Thailand	1.55%
United Kingdom	1.20%
Hungary	0.73%
United States	0.43%
Malaysia	0.38%
Luxembourg	0.36%
Chile	0.25%
Bermuda	0.15%
Other Assets in Excess of Liabilities, Net	0.44%

TOTAL NET ASSETS	100.00%

See accompanying notes

341

Schedule of Investments

International Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.07%)			COMMON STOCKS (continued)
Advertising Services (0.02%)			Athletic Footwear (0.18%)
Publicis Groupe SA	8,926 $	339	Adidas AG	8,602 $	398
			Asics Corp	12,000	107
Aerospace & Defense (0.13%)			Puma AG Rudolf Dassler Sport	7,481	2,290

BAE Systems PLC	175,417	902			2,795

Finmeccanica SpA	20,263	340
			Audio & Video Products (0.50%)
Rolls-Royce Group PLC (a)	94,111	694

			Matsushita Electric Industrial Co Ltd	96,000	1,355
		1,936

			Sharp Corp/Japan	48,000	512
Aerospace & Defense Equipment (0.04%)			Sony Corp	198,000	5,847

Cobham PLC	83,385	300			7,714

European Aeronautic Defence and Space Co
NV	20,683	387	Auto - Car & Light Trucks (3.09%)

		687	Bayerische Motoren Werke AG	127,666	6,233

			Daihatsu Motor Co Ltd	14,000	143
Agricultural Chemicals (0.10%)
			Daimler AG	41,324	1,997
Syngenta AG	4,251	1,007
			Fiat SpA	192,345	2,864
Yara International ASA	13,650	451

			Fuji Heavy Industries Ltd	46,000	180
		1,458

			Honda Motor Co Ltd	342,900	10,591
Agricultural Operations (0.04%)			Isuzu Motors Ltd	86,000	182
Golden Agri-Resources Ltd	491,640	148	Mazda Motor Corp	64,000	144
Wilmar International Ltd	92,000	406	Nissan Motor Co Ltd	120,100	869

		554	Renault SA	27,806	1,244

Airlines (0.34%)			Suzuki Motor Corp	17,200	416
All Nippon Airways Co Ltd	46,000	129	Toyota Motor Corp	471,072	18,597
British Airways PLC	444,600	1,320	Volkswagen AG	4,371	707
Cathay Pacific Airways Ltd	684,000	1,108	Volkswagen AG	26,202	2,588
Deutsche Lufthansa AG	134,900	2,075	Volvo AB	51,349	486

Qantas Airways Ltd	73,598	183			47,241

Singapore Airlines Ltd	39,000	374	Auto - Medium & Heavy Duty Trucks (0.06%)

		5,189	Hino Motors Ltd	232,000	858

Airport Development & Maintenance (0.32%)
			Auto/Truck Parts & Equipment - Original (0.26%)
Aeroports de Paris	2,118	161
			Aisin Seiki Co Ltd	13,500	343
Fraport AG Frankfurt Airport Services
Worldwide	2,606	122	Denso Corp	47,300	1,292
MAp Group - Rights (a)(b)(c)	159,856	75	JTEKT Corp	13,200	139
MAp Group	1,807,531	4,598	NGK Spark Plug Co Ltd	11,000	125

		4,956	NHK Spring Co Ltd	102,000	796

			NOK Corp	7,900	105
Apparel Manufacturers (0.18%)
			Stanley Electric Co Ltd	10,300	202
Billabong International Ltd	13,252	123
			Sumitomo Electric Industries Ltd	37,200	451
Burberry Group PLC	31,300	276
			Toyoda Gosei Co Ltd	4,600	129
Christian Dior SA	19,895	1,984
			Toyota Boshoku Corp	4,400	92
Hermes International	2,721	378
			Toyota Industries Corp	12,800	347

Onward Holdings Co Ltd	9,000	56

					4,021

		2,817

			Beverages - Non-Alcoholic (0.05%)
Appliances (0.03%)
			Coca Cola Hellenic Bottling Co SA	13,193	344
Electrolux AB	18,730	449
			Coca-Cola Amatil Ltd	39,511	375

Applications Software (0.02%)					719

Sage Group PLC	99,376	347

See accompanying notes

342

Schedule of Investments International Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Beverages - Wine & Spirits (0.20%)			Building & Construction Products -
Diageo PLC	139,817 $	2,277	Miscellaneous (0.46%)
			Cie de Saint-Gobain	55,151 $	2,687
Pernod-Ricard SA	8,555	713

			Fletcher Building Ltd	40,237	238
		2,990

			Geberit AG	2,925	484
Bicycle Manufacturing (0.01%)			Imerys SA	2,498	137
Shimano Inc	5,000	191	JS Group Corp	18,000	294
			Panasonic Electric Works Co Ltd	249,000	3,143

Brewery (1.13%)
					6,983

Anheuser-Busch InBev NV	194,701	9,141
Asahi Breweries Ltd	19,400	343	Building Products - Air & Heating (0.15%)
Carlsberg A/S	33,365	2,339	Daikin Industries Ltd	65,700	2,227
Foster's Group Ltd	96,648	474	Rinnai Corp	2,700	119

Fraser and Neave Ltd	72,000	196			2,346

Heineken Holding NV	8,125	316	Building Products - Cement & Aggregate (0.58%)
Heineken NV	14,028	620	Boral Ltd	40,481	207
Kirin Holdings Co Ltd	147,000	2,400	Cimpor Cimentos de Portugal SGPS SA	16,985	132
SABMiller PLC	53,921	1,414	CRH PLC	193,200	4,726

		17,243	CRH PLC	8,214	201

Building - Heavy Construction (0.34%)			HeidelbergCement AG	25,013	1,490
Acciona SA	14,300	1,742	Holcim Ltd (a)	12,021	765
ACS Actividades de Construccion y			Italcementi SpA	5,192	75
Servicios SA	7,245	348	James Hardie Industries NV	30,587	194
Aker Solutions ASA	95,400	1,147	Lafarge SA	10,315	837
Fomento de Construcciones y Contratas SA	2,758	112	Taiheiyo Cement Corp	63,000	73
Grupo Ferrovial SA	4,053	168	Titan Cement Co SA	4,177	144

Sacyr Vallehermoso SA	6,738	102			8,844

Skanska AB	30,853	453
			Building Products - Doors & Windows (0.21%)
Vinci SA	22,067	1,151

			Asahi Glass Co Ltd	366,000	3,083
		5,223

			Nippon Sheet Glass Co Ltd	46,000	136

Building - Maintenance & Service (0.06%)					3,219

Babcock International Group	97,600	969
			Cable/Satellite TV (0.11%)
			British Sky Broadcasting Group PLC	179,856	1,568
Building - Residential & Commercial (0.15%)
Berkeley Group Holdings PLC (a)	9,156	128	Jupiter Telecommunications Co Ltd	183	167

Daiwa House Industry Co Ltd	37,000	395			1,735

Sekisui Chemical Co Ltd	31,000	188	Capacitors (0.01%)
Sekisui House Ltd	190,000	1,643	Mitsumi Electric Co Ltd	6,000	121

		2,354

			Casino Hotels (0.02%)
Building & Construction - Miscellaneous (0.30%)
			Crown Ltd	31,813	232
Balfour Beatty PLC	50,470	219
			Sky City Entertainment Group Ltd	42,210	104

Bouygues SA	44,940	2,116
					336

Eiffage SA	3,024	165
Hochtief AG	3,115	233	Casino Services (0.01%)
Kajima Corp	447,000	1,047	Sankyo Co Ltd	4,000	228
Koninklijke Boskalis Westminster NV	4,219	148
			Cellular Telecommunications (1.18%)
Leighton Holdings Ltd	10,621	337
			NTT DoCoMo Inc	3,098	4,493
Obayashi Corp	47,000	178
			Vodafone Group PLC	6,128,263	13,506

Taisei Corp	70,000	137

					17,999

		4,580

See accompanying notes

343

Schedule of Investments International Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (1.87%)			Commercial Banks (continued)
Akzo Nobel NV	65,165 $	3,848	Chiba Bank Ltd/The	55,000 $	339
BASF SE	127,705	6,873	Chugoku Bank Ltd/The	13,000	175
Bayer AG	40,411	2,793	Commonwealth Bank of Australia	254,186	11,746
Denki Kagaku Kogyo K K	35,000	128	Danske Bank A/S	152,309	3,498
DIC Corp	42,000	69	DBS Group Holdings Ltd	82,000	751
Hitachi Chemical Co Ltd	7,700	153	Deutsche Postbank AG	41,100	1,274
Johnson Matthey PLC	115,815	2,667	DnB NOR ASA	362,000	4,147
K+S AG	6,586	356	Erste Group Bank AG	8,993	361
Kaneka Corp	21,000	137	Fortis	103,572	448
Koninklijke DSM NV	66,595	2,918	Fukuoka Financial Group Inc	58,000	212
Mitsubishi Chemical Holdings Corp	87,000	323	Gunma Bank Ltd/The	29,000	151
Mitsubishi Gas Chemical Co Inc	28,000	129	Hachijuni Bank Ltd/The	30,000	177
Nitto Denko Corp	44,400	1,341	Hang Seng Bank Ltd	37,300	527
Shin-Etsu Chemical Co Ltd	71,500	3,792	Hokuhoku Financial Group Inc	89,000	193
Showa Denko KK	81,000	156	Intesa Sanpaolo SpA	2,372,026	9,983
Solvay SA	19,835	1,948	Intesa Sanpaolo SpA-RSP	69,324	226
Sumitomo Chemical Co Ltd	116,000	462	Iyo Bank Ltd/The	18,000	162
Tokuyama Corp	17,000	107	KBC Groep NV	71,700	3,069
Tosoh Corp	36,000	97	Lloyds Banking Group PLC	714,813	1,008
Ube Industries Ltd/Japan	74,000	191	Mizuho Financial Group Inc	1,704,009	3,361
Wacker Chemie AG	1,129	161	Mizuho Trust & Banking Co Ltd	111,000	106

		28,649	National Australia Bank Ltd	358,022	9,459

			National Bank of Greece SA	69,774	2,551
Chemicals - Specialty (0.68%)
Daicel Chemical Industries Ltd	399,000	2,410	Nishi-Nippon City Bank Ltd/The	50,000	124
Givaudan SA	565	419	Nordea Bank AB	142,331	1,528
Lonza Group AG	22,835	1,776	Oversea-Chinese Banking Corp Ltd	125,000	674
Tokyo Ohka Kogyo Co Ltd	69,600	1,341	Piraeus Bank SA	193,838	3,342
Umicore	144,900	4,401	Pohjola Bank PLC	10,327	115

		10,347	Resona Holdings Inc	27,100	323

			Senshu Ikeda Holdings Inc (a)	35,300	121
Circuit Boards (0.14%)			Seven Bank Ltd	41	100
Ibiden Co Ltd	57,800	2,069
			Skandinaviska Enskilda Banken AB	80,460	487
			Standard Chartered PLC	191,492	4,698
Coatings & Paint (0.01%)
			Sumitomo Mitsui Financial Group Inc	245,100	8,331
Kansai Paint Co Ltd	15,000	127
			Sumitomo Trust & Banking Co Ltd/The	73,000	380
Commercial Banks (9.08%)			Suncorp-Metway Ltd	54,296	425
77 Bank Ltd/The	26,000	150	Suruga Bank Ltd	15,000	135
Allied Irish Banks PLC	557,900	1,540	Svenska Handelsbanken AB	24,425	631
Alpha Bank AE	206,646	3,984	Swedbank AB	122,300	1,054
Australia & New Zealand Banking Group Ltd	264,350	5,392	Unione di Banche Italiane SCPA	242,860	3,469
Banco Bilbao Vizcaya Argentaria SA	672,384	12,019	United Overseas Bank Ltd	397,000	4,759
Banco de Sabadell SA	66,309	448	Westpac Banking Corp	369,783	8,643
Banco Espirito Santo SA	360,400	2,660	Wing Hang Bank Ltd	299,000	2,901
Banco Popular Espanol SA	41,017	365	Yamaguchi Financial Group Inc	15,000	143

Banco Santander SA	705,580	11,354			138,930

Bank of Kyoto Ltd/The	22,000	200	Commercial Services (0.03%)
Bank of Yokohama Ltd/The	90,000	442	SGS SA	339	453
Bankinter SA	20,515	216
BOC Hong Kong Holdings Ltd	1,674,000	3,853

See accompanying notes

344

Schedule of Investments International Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Services - Finance (0.11%)			Distribution & Wholesale (0.14%)
Experian PLC	184,684 $	1,688	Canon Marketing Japan Inc	4,900 $	79
			Hitachi High-Technologies Corp	4,900	81
Computer Data Security (0.15%)			Jardine Cycle & Carriage Ltd	9,000	148
Gemalto NV (a)	53,800	2,261	Li & Fung Ltd	104,000	433
			Wolseley PLC	71,300	1,442

Computer Services (0.06%)
					2,183

Atos Origin SA	3,251	152
Cap Gemini SA	6,399	296	Diversified Banking Institutions (7.01%)
Computershare Ltd	32,000	311	Barclays PLC	2,298,203	12,045
Indra Sistemas SA	7,363	173	BNP Paribas	167,908	12,649

		932	Credit Agricole SA	434,357	8,320

			Credit Suisse Group AG	91,619	4,898
Computer Software (0.13%)
			Deutsche Bank AG	71,145	5,101
Playtech Ltd	340,300	2,007
			HSBC Holdings PLC	3,216,587	35,544
Computers - Integrated Systems (0.34%)			Julius Baer Group Ltd	10,807	407
Fujitsu Ltd	877,000	5,164	Mitsubishi UFJ Financial Group Inc	1,587,200	8,454
			Royal Bank of Scotland Group PLC	831,796	567
Computers - Memory Devices (0.16%)			Societe Generale	29,311	1,947
TDK Corp	41,300	2,375	UBS AG	913,683	15,235
			UniCredit SpA	636,271	2,132

Computers - Peripheral Equipment (0.09%)					107,299

Logitech International SA (a)	83,697	1,429
			Diversified Financial Services (0.02%)
Consulting Services (0.10%)			Criteria Caixacorp SA	61,659	301
Bureau Veritas SA	3,450	190
Serco Group PLC	162,874	1,347	Diversified Manufacturing Operations (0.96%)

			Invensys PLC	59,250	274
		1,537

			Siemens AG	157,909	14,219
Consumer Products - Miscellaneous (0.01%)			Wartsila Oyj	6,392	231

Husqvarna AB (a)	29,970	189			14,724

Containers - Metal & Glass (0.14%)			Diversified Minerals (2.01%)
Rexam PLC	434,392	1,967	Anglo American PLC	219,681	7,949
Toyo Seikan Kaisha Ltd	10,700	180	BHP Billiton Ltd	385,414	12,640

		2,147	BHP Billiton PLC	306,221	8,251

			OZ Minerals Ltd	228,922	240
Cosmetics & Toiletries (0.43%)
			Sumitomo Metal Mining Co Ltd	25,000	395
Beiersdorf AG	39,000	2,385
			Xstrata PLC	95,106	1,370

Kao Corp	27,000	601
					30,845

L'Oreal SA	10,668	1,091
Shiseido Co Ltd	25,000	456	Diversified Operations (1.17%)
Unicharm Corp	21,200	2,032	Drax Group PLC	24,549	187

		6,565	Exor SpA	5,311	105

			GEA Group AG	129,558	2,449
Cruise Lines (0.02%)
			Groupe Bruxelles Lambert SA	4,384	386
Carnival PLC	11,950	370
			Hutchison Whampoa Ltd	470,000	3,299
Diagnostic Kits (0.02%)			Keppel Corp Ltd	305,000	1,753
QIAGEN NV (a)	16,686	347	LVMH Moet Hennessy Louis Vuitton SA	60,593	6,274
			Noble Group Ltd	91,000	166
Dialysis Centers (0.19%)			Swire Pacific Ltd	235,500	2,870
Fresenius Medical Care AG & Co KGaA	60,010	2,903	Wharf Holdings Ltd	70,000	378

					17,867

See accompanying notes

345

Schedule of Investments International Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Diversified Operations & Commercial Services (0.27%)			Electronic Components - Miscellaneous (1.36%)
Brambles Ltd	657,625 $	4,146	Hoya Corp	17,500 $	385

			Koninklijke Philips Electronics NV	267,491	6,719

E-Commerce - Services (0.08%)			Kyocera Corp	7,300	612

Rakuten Inc	1,867	1,279	Mabuchi Motor Co Ltd	2,000	96

			Minebea Co Ltd	25,000	105
Electric - Distribution (0.03%)
			Murata Manufacturing Co Ltd	11,000	537
AGL Energy Ltd	32,719	406
			NEC Corp	142,000	404

Electric - Generation (0.02%)			NGK Insulators Ltd	18,000	404
Electric Power Development Co Ltd	9,800	302	Nidec Corp	4,600	388
			Nippon Electric Glass Co Ltd	126,000	1,357

Electric - Integrated (3.36%)			Omron Corp	102,000	1,717

A2A SpA	80,418	148	Toshiba Corp	1,395,000	7,973

ACEA SpA	5,476	64	Yaskawa Electric Corp	17,000	134

Chubu Electric Power Co Inc	33,100	739			20,831

CLP Holdings Ltd	650,000	4,356
			Electronic Components - Semiconductors (0.30%)
E.ON AG	334,778	12,791
			Elpida Memory Inc (a)	8,500	111
EDF SA	10,622	592
			Infineon Technologies AG (a)	610,801	2,759
EDP - Energias de Portugal SA	1,372,439	6,070
			Rohm Co Ltd	24,200	1,605
Endesa SA	67,900	2,259
			Shinko Electric Industries Co Ltd	4,600	69

Enel SpA	959,968	5,712
					4,544

Fortum Oyj	20,009	474

GDF Suez	52,803	2,208	Electronic Connectors (0.01%)

Hokkaido Electric Power Co Inc	13,400	258	Hirose Electric Co Ltd	2,200	227

Hokuriku Electric Power Co	13,700	312
			Electronic Measurement Instruments (0.18%)
Hongkong Electric Holdings Ltd	70,500	377
			Advantest Corp	10,900	241
Iberdrola SA	181,022	1,640
			Keyence Corp	12,330	2,448
International Power PLC	366,692	1,522
			Yokogawa Electric Corp	16,800	136

Kansai Electric Power Co Inc/The	33,200	717
					2,825

Kyushu Electric Power Co Inc	19,000	388

Public Power Corp SA	8,119	166	Electronics - Military (0.01%)

RWE AG	21,866	1,911	Safran SA	13,000	210

RWE AG	2,853	224
			Energy - Alternate Sources (0.19%)
Scottish & Southern Energy PLC	40,634	717
			EDP Renovaveis SA (a)	103,000	1,026
Tohoku Electric Power Co Inc	21,500	442
			Iberdrola Renovables SA	62,244	277
Tokyo Electric Power Co Inc/The	298,352	7,334

			Renewable Energy Corp AS (a)	275,200	1,639

		51,421

					2,942

Electric - Transmission (0.19%)
			Engineering - Research & Development Services (0.17%)
National Grid PLC	299,471	2,967
			ABB Ltd (a)	112,132	2,086

Electric Products - Miscellaneous (0.48%)			Hong Kong Aircraft Engineerg Co Ltd	4,800	57
Brother Industries Ltd	15,900	181	Kinden Corp	10,000	81

Casio Computer Co Ltd	16,900	124	SembCorp Industries Ltd	76,000	179

Funai Electric Co Ltd	30,200	1,409	WorleyParsons Ltd	11,630	268

Hitachi Ltd	171,000	552			2,671

Legrand SA	7,645	208	Enterprise Software & Services (0.49%)
Mitsubishi Electric Corp	480,000	3,651	Autonomy Corp PLC (a)	17,103	376

Sanyo Electric Co Ltd (a)	493,000	1,222	Nomura Research Institute Ltd	7,500	162

		7,347	SAP AG	155,358	7,034

					7,572

See accompanying notes

346

Schedule of Investments International Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Entertainment Software (0.13%)			Food - Miscellaneous/Diversified (continued)
UBISOFT Entertainment (a)	122,000 $	1,923	Nissin Foods Holdings Co Ltd	43,600 $	1,538
			Unilever NV	347,352	10,703
Filtration & Separation Products (0.02%)			Unilever PLC	212,135	6,338

Alfa Laval AB	26,489	324			56,324

Finance - Consumer Loans (0.06%)			Food - Retail (1.62%)
Promise Co Ltd	140,400	892	Carrefour SA	27,766	1,192
			Casino Guichard Perrachon SA	3,649	290
Finance - Investment Banker & Broker (0.74%)			Delhaize Group SA	5,344	363
Daiwa Securities Group Inc	81,000	426	J Sainsbury PLC	81,016	437
ICAP PLC	37,857	252	Jeronimo Martins SGPS SA	16,225	145
Macquarie Group Ltd	66,517	2,913	Koninklijke Ahold NV	342,963	4,320
Mediobanca SpA - Warrants (a)(b)(c)	249,870	-	Metro AG	50,489	2,783
Mediobanca SpA	262,363	3,347	Tesco PLC	1,810,228	12,070
Mizuho Securities Co Ltd	37,000	128	WM Morrison Supermarkets PLC	332,053	1,522
Nomura Holdings Inc	597,100	4,208	Woolworths Ltd	68,185	1,745

		11,274			24,867

Finance - Leasing Company (0.24%)			Food - Wholesale & Distribution (0.03%)
Mitsubishi UFJ Lease & Finance Co Ltd	37,080	1,105	Metcash Ltd	55,197	232
ORIX Corp	39,400	2,545	Olam International Ltd	88,000	169

		3,650			401

Finance - Other Services (0.53%)			Gambling (Non-Hotel) (0.14%)
ASX Ltd	12,466	376	Ladbrokes PLC	44,676	89
Deutsche Boerse AG	9,010	730	TABCORP Holdings Ltd	43,368	277
Hong Kong Exchanges and Clearing Ltd	168,600	2,968	William Hill PLC	655,300	1,799

Man Group PLC	723,625	3,659			2,165

Singapore Exchange Ltd	61,000	346

			Gas - Distribution (1.17%)
		8,079

			Centrica PLC	1,672,539	6,795
Food - Baking (0.01%)			Enagas	12,927	266
Yamazaki Baking Co Ltd	9,000	110	Gas Natural SDG SA	203,376	4,086
			Hong Kong & China Gas Co Ltd	208,000	500
Food - Catering (0.04%)			Osaka Gas Co Ltd	84,000	281
Compass Group PLC	96,390	611
			Toho Gas Co Ltd	32,000	166
			Tokyo Gas Co Ltd	1,482,000	5,871

Food - Dairy Products (0.02%)
					17,965

Parmalat SpA	121,994	338
			Gas - Transportation (0.02%)
Food - Flour & Grain (0.01%)			Snam Rete Gas SpA	66,472	322
Nisshin Seifun Group Inc	14,000	187
			Gold Mining (0.36%)
Food - Miscellaneous/Diversified (3.68%)			Lihir Gold Ltd (a)	447,700	1,225
Ajinomoto Co Inc	48,000	450	Newcrest Mining Ltd	151,478	4,354

Associated British Foods PLC	25,692	348			5,579

Cadbury PLC	170,976	2,161
			Harbor Transportation Services (0.10%)
Goodman Fielder Ltd	94,845	136
			Kamigumi Co Ltd	200,000	1,502
Groupe Danone SA	133,345	8,011
Kerry Group PLC	10,182	299	Hotels & Motels (0.22%)
Kikkoman Corp	12,000	139	Accor SA	64,007	3,065
MEIJI Holdings Co Ltd	5,100	208
Nestle SA	558,965	25,993

See accompanying notes

347

Schedule of Investments International Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Hotels & Motels (continued)			Life & Health Insurance (continued)
Intercontinental Hotels Group PLC	18,851 $	241	Mediolanum SpA	15,814 $	100

		3,306	Old Mutual PLC	304,691	529

			Prudential PLC	331,289	3,009
Human Resources (0.51%)
Adecco SA	59,558	2,661	Sony Financial Holdings Inc	73	209
Capita Group PLC/The	31,263	390	Standard Life PLC	122,491	437

Hays PLC	802,000	1,285			10,455

Randstad Holding NV	89,444	3,394	Lighting Products & Systems (0.01%)

		7,730	Ushio Inc	7,900	124

Import & Export (0.88%)
			Lottery Services (0.01%)
ITOCHU Corp	463,000	2,926
			Tatts Group Ltd	83,975	186
Marubeni Corp	83,000	411
Mitsubishi Corp	67,700	1,435	Machinery - Construction & Mining (0.12%)
Mitsui & Co Ltd	314,533	4,131	Atlas Copco AB - A Shares	36,310	487
Sojitz Corp	86,600	160	Atlas Copco AB - B Shares	30,777	367
Sumitomo Corp	424,900	4,125	Hitachi Construction Machinery Co Ltd	7,700	179
Toyota Tsusho Corp	15,100	216	Komatsu Ltd	40,300	786

		13,404			1,819

Industrial Automation & Robots (0.04%)			Machinery - Electrical (0.23%)
Fanuc Ltd	8,100	673	Schindler Holding AG	1,487	103
			Schindler Holding AG	3,539	242
Industrial Gases (0.62%)
			SMC Corp/Japan	27,300	3,118

Air Liquide SA	10,983	1,183
					3,463

Linde AG	78,292	8,139
Taiyo Nippon Sanso Corp	20,000	222	Machinery - Farm (0.03%)

		9,544	Kubota Corp	55,000	427

Internet Financial Services (0.01%)			Machinery - General Industry (0.41%)
SBI Holdings Inc/Japan	1,169	215	Alstom SA	34,735	2,407
			Amada Co Ltd	23,000	141
Internet Security (0.02%)
			IHI Corp	97,000	185
Trend Micro Inc	7,500	260
			Kawasaki Heavy Industries Ltd	101,000	252
			Kone OYJ	11,536	431
Investment Companies (0.18%)
Cheung Kong Infrastructure Holdings Ltd	34,000	121	MAN SE	5,335	434
Investor AB	148,209	2,622	Metso Oyj	58,835	1,643

		2,743	Mitsubishi Heavy Industries Ltd	152,000	537

			Zardoya Otis SA	9,673	194

Investment Management & Advisory Services (0.09%)					6,224

Aberdeen Asset Management PLC	479,900	1,039
GAM Holding Ltd	10,807	132	Machinery Tools & Related Products (0.17%)
Schroders PLC	8,873	159	Sandvik AB	47,041	520

		1,330	THK Co Ltd	122,600	2,118

					2,638

Leisure & Recreation Products (0.20%)
Sega Sammy Holdings Inc	210,700	2,991	Medical - Biomedical/Gene (0.05%)
Yamaha Corp	11,600	120	CSL Ltd	26,470	743

		3,111

			Medical - Drugs (6.28%)
Life & Health Insurance (0.68%)			Actelion Ltd (a)	66,356	3,658
AMP Ltd	531,999	2,803	Astellas Pharma Inc	105,300	3,878
Aviva PLC	150,101	939	AstraZeneca PLC	77,570	3,482
Legal & General Group PLC	1,892,788	2,429	Chugai Pharmaceutical Co Ltd	16,000	313

See accompanying notes

348

Schedule of Investments International Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Medical - Drugs (continued)			Metal - Copper (continued)

Daiichi Sankyo Co Ltd	214,500 $	4,190	Kazakhmys PLC	16,340 $	291

Dainippon Sumitomo Pharma Co Ltd	114,600	1,191			669

Eisai Co Ltd	12,400	440
			Metal - Diversified (1.45%)

GlaxoSmithKline PLC	667,066	13,683	Eurasian Natural Resources Corp	19,528	266

H Lundbeck A/S	4,152	80	Mitsui Mining & Smelting Co Ltd	40,000	103

Hisamitsu Pharmaceutical Co Inc	4,800	165	Rio Tinto Ltd	144,143	7,990

Ipsen	1,888	96	Rio Tinto PLC	286,701	12,675

Kobayashi Pharmaceutical Co Ltd	23,600	1,016	Vedanta Resources PLC	32,155	1,100

Kyowa Hakko Kirin Co Ltd	19,000	220			22,134

Mitsubishi Tanabe Pharma Corp	159,000	2,030

Novartis AG	111,817	5,823	Metal - Iron (0.02%)
			Fortescue Metals Group Ltd (a)	89,218	299
Novo Nordisk A/S	129,710	8,058

Ono Pharmaceutical Co Ltd	6,100	290
			Metal Processors & Fabrication (0.08%)
Roche Holding AG	129,745	20,780
			Assa Abloy AB	23,958	419
Sanofi-Aventis SA	217,893	15,972
			NSK Ltd	33,000	192
Santen Pharmaceutical Co Ltd	5,300	182
			NTN Corp	27,000	102
Shionogi & Co Ltd	122,000	2,632
			SKF AB	29,464	466

Shire PLC	340,202	6,017
					1,179

Taisho Pharmaceutical Co	9,000	164

Takeda Pharmaceutical Co Ltd	37,100	1,484	Mining Services (0.02%)

UCB SA	7,280	311	Orica Ltd	17,190	365

		96,155

			Mortgage Banks (0.01%)

Medical - Hospitals (0.08%)			Banca Carige SpA	49,423	139
Ramsay Health Care Ltd	129,700	1,227
			Motion Pictures & Services (0.01%)

Medical - Wholesale Drug Distribution (0.01%)			Toho Co Ltd/Tokyo	8,400	126
Medipal Holdings Corp	10,200	142
			MRI - Medical Diagnostic Imaging (0.02%)

Medical Instruments (0.02%)			Sonic Healthcare Ltd	26,759	334
Getinge AB	14,000	261
			Multi-Line Insurance (2.50%)

Medical Laboratory & Testing Service (0.01%)			Aegon NV	63,770	453

BioMerieux	1,010	112	Allianz SE	75,926	8,697

			Assicurazioni Generali SpA	51,099	1,287

Medical Products (0.46%)			AXA SA	456,922	11,364
Coloplast A/S	1,678	137
			Baloise Holding AG	19,111	1,636
Smith & Nephew PLC	37,541	332
			CNP Assurances	12,779	1,235
Sonova Holding AG	17,526	1,804
			ING Groep NV	86,193	1,122
SSL International PLC	227,500	2,362
			Mapfre SA	250,565	1,074
Straumann Holding AG	575	139
			Sampo Oyj	18,427	441
Synthes Inc	2,714	322
			Storebrand ASA	643,600	4,373
Terumo Corp	8,400	442
			Topdanmark A/S (a)	997	144
William Demant Holding (a)	22,062	1,569

			Vienna Insurance Group	2,832	160
		7,107

			Zurich Financial Services	27,334	6,259

Metal - Aluminum (0.02%)					38,245

Alumina Ltd	164,859	242
			Multimedia (0.47%)

			Lagardere SCA	8,539	386
Metal - Copper (0.04%)
			Pearson PLC	155,300	2,111
Antofagasta PLC	29,983	378
			Sanoma Oyj	5,811	107

See accompanying notes

349

Schedule of Investments International Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Multimedia (continued)			Oil Company - Integrated (continued)
Vivendi	60,214 $	1,670	Total SA	375,887 $	22,493

WPP PLC	324,139	2,905			97,454

		7,179

			Oil Refining & Marketing (0.13%)
Non-Ferrous Metals (0.09%)			Caltex Australia Ltd	9,750	88
Energy Resources of Australia Ltd	4,739	98	Cosmo Oil Co Ltd	44,000	116
Mitsubishi Materials Corp	488,000	1,287	Motor Oil Hellas Corinth Refineries SA	38,083	671

		1,385	Nippon Mining Holdings Inc	64,500	288

			Nippon Oil Corp	92,000	453
Office Automation & Equipment (0.75%)
Canon Inc	188,600	7,111	Showa Shell Sekiyu KK	13,900	137
Ricoh Co Ltd	312,000	4,240	TonenGeneral Sekiyu KK	21,000	192

Seiko Epson Corp	9,800	151			1,945

		11,502	Optical Supplies (0.17%)

			Cie Generale d'Optique Essilor International
Office Supplies & Forms (0.01%)
			SA	43,235	2,421
Societe BIC SA	1,908	132
			Luxottica Group SpA	8,368	203

					2,624

Oil - Field Services (0.41%)
Amec PLC	102,300	1,348	Paper & Related Products (0.06%)
Fugro NV	4,700	262	Nippon Paper Group Inc	6,700	178
Petrofac Ltd	14,965	230	OJI Paper Co Ltd	64,000	278
Saipem SpA	130,521	3,851	Svenska Cellulosa AB	30,415	418

SBM Offshore NV	10,824	207			874

Technip SA	5,798	364

			Petrochemicals (0.16%)
		6,262	Mitsui Chemicals Inc	716,000	2,459

Oil & Gas Drilling (0.22%)
Seadrill Ltd	161,700	3,358	Photo Equipment & Supplies (0.20%)
			FUJIFILM Holdings Corp	105,300	2,994
Oil Company - Exploration & Production (1.04%)
Arrow Energy Ltd/Australia (a)	39,164	142	Platinum (0.05%)
Cairn Energy PLC (a)	32,600	1,406	Lonmin PLC	31,900	763
INPEX Corp	358	2,924
			Power Converter & Supply Equipment (0.96%)
Oil Search Ltd	705,900	3,661
			Schneider Electric SA	76,168	7,920
Origin Energy Ltd	219,422	3,146
			Vestas Wind Systems A/S (a)	96,709	6,783

Santos Ltd	214,594	2,860
					14,703

Tullow Oil PLC	37,276	722
Woodside Petroleum Ltd	23,586	989	Printing - Commercial (0.05%)

		15,850	Dai Nippon Printing Co Ltd	28,000	351

			Toppan Printing Co Ltd	40,000	357

Oil Company - Integrated (6.37%)
					708

BG Group PLC	865,837	14,904
BP PLC	1,032,926	9,679	Property & Casualty Insurance (0.91%)
ENI SpA	113,935	2,822	Admiral Group PLC	13,675	230
Galp Energia SGPS SA	72,000	1,213	Aioi Insurance Co Ltd	193,000	850
Idemitsu Kosan Co Ltd	1,600	117	Mitsui Sumitomo Insurance Group Holdings
			Inc	99,600	2,318
OMV AG	11,002	453
			Nipponkoa Insurance Co Ltd	47,000	256
Repsol YPF SA	203,223	5,410
			QBE Insurance Group Ltd	207,392	4,176
Royal Dutch Shell PLC - A Shares	182,700	5,417
			RSA Insurance Group PLC	177,088	351
Royal Dutch Shell PLC - A Shares	656,957	19,396
			Tokio Marine Holdings Inc	217,466	5,561
Royal Dutch Shell PLC - B Shares	488,848	14,073
StatoilHydro ASA	62,700	1,477

See accompanying notes

350

Schedule of Investments International Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (continued)			Real Estate Operator & Developer (continued)
TrygVesta AS	1,721 $	124	Wheelock & Co Ltd	67,000 $	215

		13,866			14,096

Public Thoroughfares (0.09%)			Recreational Vehicles (0.01%)
Abertis Infraestructuras SA	20,063	427	Yamaha Motor Co Ltd	14,500	173
Atlantia SpA	18,547	438
Macquarie Infrastructure Group	176,748	226	Reinsurance (0.23%)
Transurban Group	80,843	328	Hannover Rueckversicherung AG	18,903	857

		1,419	Muenchener Rueckversicherungs AG	10,654	1,692

			SCOR SE	12,178	310
Publishing - Books (0.06%)
			Swiss Reinsurance Co Ltd	14,721	600

Reed Elsevier NV	35,614	415
					3,459

Reed Elsevier PLC	59,801	453

		868	REITS - Diversified (0.85%)

			Ascendas Real Estate Investment Trust	1,187,333	1,543
Publishing - Newspapers (0.03%)
			British Land Co PLC	314,796	2,431
Fairfax Media Ltd	153,344	217
			Corio NV	3,285	223
Singapore Press Holdings Ltd	111,000	304

			Fonciere Des Regions	1,707	188
		521

			Gecina SA	1,374	146
Publishing - Periodicals (0.01%)			GPT Group	618,061	316
PagesJaunes Groupe SA	9,245	113	Land Securities Group PLC	110,658	1,197
			Mirvac Group	98,597	129
Real Estate Management & Services (0.16%)			Segro PLC	259,800	1,497
Aeon Mall Co Ltd	6,000	126
			Stockland	589,161	1,957
Daito Trust Construction Co Ltd	5,600	233
			Unibail-Rodamco SE	15,094	3,343

Lend Lease Corp Ltd	31,390	260
					12,970

Mitsubishi Estate Co Ltd	121,000	1,827
Nomura Real Estate Holdings Inc	3,900	62	REITS - Office Property (0.18%)

		2,508	ICADE	1,451	153

			Japan Prime Realty Investment Corp	40	87
Real Estate Operator & Developer (0.92%)			Japan Real Estate Investment Corp	191	1,524
CapitaLand Ltd	114,000	331
			Nomura Real Estate Office Fund Inc	20	124
Cheung Kong Holdings Ltd	63,000	800
			Orix JREIT Inc	195	893

China Overseas Land & Investment Ltd	672,000	1,449
					2,781

City Developments Ltd	37,000	259
Genting Singapore PLC (a)	343,200	262	REITS - Shopping Centers (0.41%)
Hang Lung Group Ltd	57,000	286	CapitaMall Trust	156,000	175
Hang Lung Properties Ltd	104,000	393	CFS Retail Property Trust	118,434	203
Henderson Land Development Co Ltd	379,000	2,679	Link REIT/The	149,000	336
Hongkong Land Holdings Ltd	153,000	722	Westfield Group	517,337	5,605

Hopewell Holdings Ltd	42,000	132			6,319

Hysan Development Co Ltd	44,000	130	Research & Development (0.08%)
Kerry Properties Ltd	53,000	295	QinetiQ Group PLC	478,200	1,285
Leopalace21 Corp	105,900	573
Mitsui Fudosan Co Ltd	43,000	696	Retail - Apparel & Shoe (0.85%)
NTT Urban Development Corp	1,247	1,002	Esprit Holdings Ltd	462,900	3,082
Sumitomo Realty & Development Co Ltd	19,244	365	Fast Retailing Co Ltd	2,100	346
Sun Hung Kai Properties Ltd	210,000	3,182	Hennes & Mauritz AB	145,988	8,292
Tokyo Tatemono Co Ltd	21,000	100	Inditex SA	11,125	653
Tokyu Land Corp	34,000	137	Next PLC	14,447	424
UOL Group Ltd	37,000	88	Shimamura Co Ltd	2,000	191

					12,988

See accompanying notes

351

Schedule of Investments International Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Building Products (0.09%)			Rubber & Vinyl (0.18%)
Kingfisher PLC	368,591 $	1,347	JSR Corp	143,000 $	2,789

Retail - Consumer Electronics (0.16%)			Satellite Telecommunications (0.32%)
Carphone Warehouse Group PLC	802,525	2,420	Eutelsat Communications	7,189	229
			SES SA	218,226	4,728

Retail - Convenience Store (0.02%)					4,957

FamilyMart Co Ltd	4,200	125
			Schools (0.02%)
Lawson Inc	4,700	210

			Benesse Holdings Inc	5,300	234
		335

Retail - Discount (0.01%)			Security Services (0.21%)
Harvey Norman Holdings Ltd	35,142	125	G4S PLC	92,425	382
			Secom Co Ltd	60,000	2,800

Retail - Drug Store (0.11%)					3,182

Matsumotokiyoshi Holdings Co Ltd	76,000	1,745
			Semiconductor Equipment (0.37%)
Retail - Home Furnishings (0.08%)			Aixtron AG	33,800	1,010
Nitori Co Ltd	15,100	1,228	ASM Pacific Technology Ltd	14,500	112
			ASML Holding NV	109,160	2,944
Retail - Jewelry (0.26%)			Tokyo Electron Ltd	27,300	1,536

Citizen Holdings Co Ltd	21,000	118			5,602

Compagnie Financiere Richemont SA	117,526	3,290
			Shipbuilding (0.02%)
Swatch Group AG/The	1,552	363
			Mitsui Engineering & Shipbuilding Co Ltd	54,000	140
Swatch Group AG/The	3,082	138

			SembCorp Marine Ltd	64,000	156

		3,909

					296

Retail - Major Department Store (0.47%)
			Silver Mining (0.01%)
David Jones Ltd	503,300	2,384
			Fresnillo PLC	12,945	157
Home Retail Group PLC	63,275	301
J Front Retailing Co Ltd	147,000	697	Soap & Cleaning Products (0.71%)
Lifestyle International Holdings Ltd	39,000	63	Henkel AG & Co KGaA	9,572	370
Marks & Spencer Group PLC	81,078	454	Reckitt Benckiser Group PLC	212,219	10,542

Marui Group Co Ltd	152,900	878			10,912

PPR	21,542	2,348

			Steel - Producers (1.05%)
		7,125

			ArcelorMittal	157,630	5,335
Retail - Miscellaneous/Diversified (0.81%)			BlueScope Steel Ltd	628,330	1,665
Aeon Co Ltd	28,400	253	JFE Holdings Inc	90,700	2,955
Seven & I Holdings Co Ltd	144,700	3,168	Kobe Steel Ltd	180,000	327
Wesfarmers Ltd	362,193	9,038	Nippon Steel Corp	252,000	961

		12,459	Nisshin Steel Co Ltd	48,000	80

Retail - Restaurants (0.02%)			OneSteel Ltd	97,679	265
McDonald's Holdings Co Japan Ltd	4,700	95	Salzgitter AG	2,903	261
Whitbread PLC	12,851	267	SSAB AB - A Shares	13,655	208

		362	SSAB AB - B Shares	6,277	88

			Sumitomo Metal Industries Ltd	1,194,000	3,050
Rubber - Tires (0.53%)
			ThyssenKrupp AG	14,630	470
Bridgestone Corp	253,300	4,177
			Tokyo Steel Manufacturing Co Ltd	6,800	89
Compagnie Generale des Etablissements
Michelin	50,204	3,719	Voestalpine AG	7,968	273
Pirelli & C SpA	192,775	108	Yamato Kogyo Co Ltd	3,100	93

Sumitomo Rubber Industries Ltd	12,000	111			16,120

		8,115

See accompanying notes

352

Schedule of Investments International Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Steel - Specialty (0.00%)			Television (continued)
Daido Steel Co Ltd	20,000 $	68	Television Broadcasts Ltd	21,000 $	99

					6,626

Steel Pipe & Tube (0.17%)
			Textile - Products (0.05%)
Tenaris SA	21,562	384
			Mitsubishi Rayon Co Ltd	37,000	128
Vallourec SA	14,532	2,288

			Nisshinbo Holdings Inc	9,000	88
		2,672

			Teijin Ltd	68,000	200
Sugar (0.29%)			Toray Industries Inc	67,000	382

Suedzucker AG	4,748	98			798

Tate & Lyle PLC	592,700	4,363

			Tobacco (0.58%)
		4,461

			British American Tobacco PLC	211,764	6,748
Telecommunication Equipment (0.03%)			Imperial Tobacco Group PLC	53,349	1,572
Alcatel-Lucent	103,100	386	Japan Tobacco Inc	213	598

					8,918

Telecommunication Services (0.83%)
Cable & Wireless PLC	1,370,000	3,251	Tools - Hand Held (0.15%)
Singapore Telecommunications Ltd	1,915,000	3,971	Makita Corp	70,300	2,330
Tele2 AB	24,075	351
			Toys (0.08%)
Telecom Corp of New Zealand Ltd	132,300	239
			Namco Bandai Holdings Inc	14,500	148
Telenor ASA	333,400	4,299
			Nintendo Co Ltd	4,400	1,104

TeliaSonera AB	98,260	651

					1,252

		12,762

			Transport - Marine (0.19%)
Telephone - Integrated (3.68%)
			A P Moller - Maersk A/S - A Shares	40	266
Belgacom SA	11,058	414
			A P Moller - Maersk A/S - B Shares	54	369
BT Group PLC	1,958,936	4,198
			Kawasaki Kisen Kaisha Ltd	428,000	1,559
Deutsche Telekom AG	544,047	7,407
			Mitsui OSK Lines Ltd	58,000	337
Elisa OYJ	9,608	186
			Nippon Yusen KK	82,000	302
France Telecom SA	80,787	2,002
			Orient Overseas International Ltd	14,500	71

Hellenic Telecommunications Organization
SA	193,770	3,259			2,904

KDDI Corp	150	796	Transport - Rail (0.67%)
Koninklijke KPN NV	381,694	6,923	Central Japan Railway Co	78	520
Nippon Telegraph & Telephone Corp	78,000	3,218	East Japan Railway Co	117,500	7,524
Portugal Telecom SGPS SA	29,994	343	Keisei Electric Railway Co Ltd	20,000	112
Softbank Corp	168,505	3,971	Kintetsu Corp	81,000	288
Swisscom AG	1,252	452	MTR Corp	101,000	358
Telecom Italia SpA - RNC	421,999	464	Odakyu Electric Railway Co Ltd	46,000	375
Telecom Italia SpA	439,189	698	Tobu Railway Co Ltd	59,000	323
Telefonica SA	763,937	21,334	Tokyu Corp	84,000	367
Telstra Corp Ltd	207,885	618	West Japan Railway Co	123	436

		56,283			10,303

Television (0.43%)			Transport - Services (0.45%)
Fuji Media Holdings Inc	764	1,123	Asciano Group	194,449	260
ITV PLC	4,164,400	2,912	ComfortDelgro Corp Ltd	134,000	146
M6-Metropole Television	4,701	113	Deutsche Post AG	259,754	4,358
Mediaset SpA	52,194	339	Firstgroup PLC	36,581	225
Modern Times Group AB	43,900	1,904	Kuehne + Nagel International AG	3,758	340
Societe Television Francaise 1	8,645	136	Stagecoach Group PLC	323,900	767
			TNT NV	18,017	478

See accompanying notes

353

Schedule of Investments
International Fund I
October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transport - Services (continued)			Diversified Banking Institutions (continued)
Toll Holdings Ltd	48,421 $	367	Investment in Joint Trading Account;

		6,941	Deutsche Bank Repurchase Agreement;

			0.06% dated 10/30/09 maturing 11/02/09
Transport - Truck (0.08%)			(collateralized by Sovereign Agency
Nippon Express Co Ltd	203,000	831	Issues; $7,751,000; 1.88% - 3.75%; dated
Yamato Holdings Co Ltd	27,000	399	12/06/10 - 08/24/12)	$ 7,599$	7,599

			Investment in Joint Trading Account;
		1,230

			Morgan Stanley Repurchase Agreement;
Water (0.08%)			0.06% dated 10/30/09 maturing 11/02/09
Severn Trent PLC	17,304	269	(collateralized by Sovereign Agency
			Issues; $7,751,000; 0.88% - 4.75%; dated
United Utilities Group PLC	49,211	355	12/10/10 - 07/01/19)	7,599	7,599

Veolia Environnement	19,254	629			30,394

		1,253

			TOTAL REPURCHASE AGREEMENTS	$ 30,394

Web Portals (0.34%)
			Total Investments	$ 1,516,910
Iliad SA	20,800	2,252
			Other Assets in Excess of Liabilities, Net - 0.91%		13,995
United Internet AG	191,441	2,481

Yahoo! Japan Corp	1,551	476	TOTAL NET ASSETS - 100.00%	$ 1,530,905

		5,209

Wire & Cable Products (0.01%)			(a) Non-Income Producing Security
Prysmian SpA	7,358	129	(b)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value
Wireless Equipment (0.66%)			of these securities totaled $75 or 0.00% of net assets.
Nokia OYJ	358,852	4,533	(c) Security is Illiquid
Telefonaktiebolaget LM Ericsson	531,302	5,551

			Unrealized Appreciation (Depreciation)
		10,084
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost

TOTAL COMMON STOCKS	$ 1,486,069		of investments held by the fund as of the period end were as follows:

PREFERRED STOCKS (0.03%)			Unrealized Appreciation	$ 231,201
Soap & Cleaning Products (0.03%)			Unrealized Depreciation		(171,905)

Henkel AG & Co KGaA	9,967	447	Net Unrealized Appreciation (Depreciation)		59,296

TOTAL PREFERRED STOCKS	$ 447		Cost for federal income tax purposes		1,457,614

	Principal		All dollar amounts are shown in thousands (000's)
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (1.99%)
Diversified Banking Institutions (1.99%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $7,751,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 7,598$	7,598
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$7,751,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	7,598	7,598

See accompanying notes

354

	Schedule of Investments
	International Fund I
	October 31, 2009
Portfolio Summary (unaudited)

Country	Percent

Japan	20.44%
United Kingdom	17.72%
France	9.73%
Germany	7.94%
Australia	7.84%
Switzerland	6.84%
Netherlands	5.61%
Spain	4.31%
Italy	2.59%
Hong Kong	2.52%
United States	2.01%
Sweden	1.84%
Denmark	1.53%
Belgium	1.34%
Norway	1.15%
Singapore	1.10%
Ireland	0.94%
Greece	0.94%
Portugal	0.69%
Luxembourg	0.68%
Finland	0.53%
Papua New Guinea	0.32%
Bermuda	0.22%
Virgin Islands, British	0.13%
Austria	0.08%
New Zealand	0.04%
Mexico	0.01%
Other Assets in Excess of Liabilities, Net	0.91%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.47%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

eMini MSCI EAFE; December 2009	Buy	351	$ 27,518	$ 26,394	$ (1,124)
S&P 500; December 2009	Buy	44	11,714	11,363	(351)
All dollar amounts are shown in thousands (000's)

See accompanying notes

355

     Schedule of Investments International Growth Fund

October 31, 2009
	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.09%)			COMMON STOCKS (continued)
Aerospace & Defense (0.62%)			Building & Construction - Miscellaneous (0.34%)
BAE Systems PLC	1,543,619 $	7,937	Hochtief AG	57,771 $	4,321

Aerospace & Defense Equipment (0.41%)			Building Products - Cement & Aggregate (0.85%)
Cobham PLC	1,476,270	5,305	Holcim Ltd (a)	114,641	7,296
			Italcementi SpA	473,561	3,574

Agricultural Operations (0.62%)					10,870

Golden Agri-Resources Ltd - Warrants (a)	895,502	74
			Building Products - Doors & Windows (0.31%)
Golden Agri-Resources Ltd	13,368,000	4,023
			Asahi Glass Co Ltd	473,000	3,985
Wilmar International Ltd	888,000	3,915

		8,012

			Cable/Satellite TV (0.02%)
Apparel Manufacturers (0.28%)			Jupiter Telecommunications Co Ltd	333	304
Gildan Activewear (a)	201,500	3,549
			Cellular Telecommunications (0.36%)
Appliances (0.53%)			NTT DoCoMo Inc	3,219	4,668
Electrolux AB	285,798	6,850
			Chemicals - Diversified (1.55%)
Applications Software (0.29%)			BASF SE	137,554	7,404
Sage Group PLC	1,053,635	3,679	Bayer AG	73,409	5,074
			Mitsubishi Chemical Holdings Corp	936,000	3,476
Audio & Video Products (0.97%)			Ube Industries Ltd/Japan	1,526,000	3,932

Sony Corp	423,600	12,508			19,886

Auto - Car & Light Trucks (2.47%)			Chemicals - Specialty (0.23%)
Bayerische Motoren Werke AG	158,070	7,717	Daicel Chemical Industries Ltd	491,000	2,965
Honda Motor Co Ltd	341,800	10,557
			Circuit Boards (0.39%)
Nissan Motor Co Ltd	1,165,300	8,432
			Ibiden Co Ltd	139,200	4,984
Suzuki Motor Corp	209,600	5,072

		31,778

			Coal (0.23%)
Auto/Truck Parts & Equipment - Original (1.94%)			MacArthur Coal Ltd	394,435	2,955
Aisin Seiki Co Ltd	144,100	3,664
Denso Corp	286,300	7,822	Commercial Banks (5.14%)
Stanley Electric Co Ltd	212,300	4,157	Banco Santander SA	243,650	3,921
Sumitomo Electric Industries Ltd	431,300	5,234	Chiba Bank Ltd/The	814,000	5,020
Tokai Rika Co Ltd	193,800	4,002	DBS Group Holdings Ltd	575,000	5,265

		24,879	DnB NOR ASA	460,200	5,272

			Hang Seng Bank Ltd	304,300	4,299
Brewery (2.63%)
			National Bank of Canada	88,500	4,612
Anheuser-Busch InBev NV	294,880	13,844
			Oversea-Chinese Banking Corp Ltd	1,455,000	7,841
Carlsberg A/S	60,258	4,225
			Royal Bank of Canada (a)	121,300	6,143
Kirin Holdings Co Ltd	345,000	5,631
			Standard Chartered PLC	663,701	16,282
SABMiller PLC	383,291	10,047

			Westpac Banking Corp	318,998	7,456

		33,747

					66,111

Building - Heavy Construction (0.44%)
			Commercial Services (0.30%)
Vinci SA	109,485	5,714
			Intertek Group PLC	185,674	3,815

Building - Maintenance & Service (0.31%)
			Commercial Services - Finance (0.56%)
Babcock International Group	398,445	3,956
			Experian PLC	781,624	7,143

Building - Residential & Commercial (0.20%)
			Computer Services (0.49%)
Persimmon PLC	386,402	2,547
			Atos Origin SA	73,232	3,429

See accompanying notes

356

     Schedule of Investments International Growth Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (continued)			Electronic Components - Miscellaneous
Indra Sistemas SA	120,723 $	2,839	(continued)

			Murata Manufacturing Co Ltd	80,900 $	3,947
		6,268

			NEC Corp	1,918,000	5,452
Computers (0.74%)			Nippon Electric Glass Co Ltd	387,000	4,167
Research in Motion Ltd (a)	161,800	9,543	Toshiba Corp	2,218,000	12,677

					34,233

Computers - Integrated Systems (0.42%)
Fujitsu Ltd	909,000	5,353	Electronic Components - Semiconductors (0.67%)
			Infineon Technologies AG (a)	972,740	4,395
Computers - Memory Devices (0.36%)			Shinko Electric Industries Co Ltd	280,800	4,182

TDK Corp	81,000	4,657			8,577

Diversified Banking Institutions (4.11%)			Engineering - Research & Development Services (1.38%)
Barclays PLC	798,305	4,184	ABB Ltd (a)	796,051	14,808
BNP Paribas	60,106	4,528	COMSYS Holdings Corp	296,000	2,925

Credit Suisse Group AG	396,785	21,211			17,733

Deutsche Bank AG	132,089	9,470	Enterprise Software & Services (0.77%)
Julius Baer Group Ltd	135,444	5,099	Autonomy Corp PLC (a)	168,542	3,706
UBS AG	504,012	8,404	SAP AG	136,402	6,175

		52,896			9,881

Diversified Manufacturing Operations (0.34%)			Feminine Health Care Products (0.40%)
Invensys PLC	950,536	4,394	Hengan International Group Co Ltd	796,000	5,124

Diversified Minerals (5.74%)			Finance - Investment Banker & Broker (0.34%)
Anglo American PLC	298,942	10,817	Daiwa Securities Group Inc	835,000	4,395
BHP Billiton Ltd	1,055,662	34,622
BHP Billiton PLC	418,860	11,286	Finance - Other Services (0.78%)
Tek Cominco Limited (a)	190,400	5,527	Hong Kong Exchanges and Clearing Ltd	567,600	9,991
Xstrata PLC	804,463	11,587

			Fisheries (0.64%)
		73,839

			Marine Harvest (a)	6,052,000	4,391
Diversified Operations (0.99%)			Toyo Suisan Kaisha Ltd	148,000	3,873

Noble Group Ltd	3,841,000	7,020			8,264

Wharf Holdings Ltd	1,055,000	5,700

			Food - Miscellaneous/Diversified (3.79%)
		12,720

			Nestle SA	761,065	35,391
Electric - Integrated (2.60%)			Unilever NV	301,999	9,306
E.ON AG	92,029	3,516	Unilever PLC	135,169	4,038

EDP - Energias de Portugal SA	1,659,611	7,340			48,735

Enel SpA - Rights (a)(b)	125,806	150
			Food - Retail (2.69%)
Enel SpA	859,283	5,113
			J Sainsbury PLC	968,827	5,229
Hongkong Electric Holdings Ltd	794,500	4,249
			Koninklijke Ahold NV	781,691	9,846
Iberdrola SA	537,793	4,872
			Tesco PLC	1,243,747	8,293
Public Power Corp SA	165,002	3,366
			WM Morrison Supermarkets PLC	1,516,626	6,951
RWE AG	55,804	4,878

			Woolworths Ltd	165,158	4,227

		33,484

					34,546

Electric - Transmission (0.81%)
			Forestry (0.46%)
National Grid PLC	1,049,773	10,399
			Sino-Forest Corp (a)	421,000	5,926
Electronic Components - Miscellaneous (2.66%)
Alps Electric Co Ltd	704,700	4,398
Chemring Group PLC	82,957	3,592

See accompanying notes

357

     Schedule of Investments International Growth Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (0.21%)			Non-Ferrous Metals (0.23%)
Canadian Utilities Ltd	74,200 $	2,642	Mitsubishi Materials Corp	1,119,000 $	2,951

Gold Mining (0.83%)			Oil - Field Services (0.37%)
Barrick Gold Corp. (a)	296,300	10,668	Technip SA	76,446	4,796

Import & Export (1.66%)			Oil Company - Exploration & Production (3.62%)
ITOCHU Corp	884,000	5,588	Canadian Natural Resources (a)	216,300	14,037
Marubeni Corp	1,039,000	5,141	EnCana Corp (a)	278,100	15,421
Mitsubishi Corp	254,400	5,393	Lundin Petroleum AB (a)	557,218	4,720
Mitsui & Co Ltd	395,900	5,199	Nexen (a)	356,100	7,661

		21,321	Talisman Energy (a)	272,700	4,652

					46,491

Machinery - Construction & Mining (0.48%)
Atlas Copco AB - A Shares	457,383	6,133	Oil Company - Integrated (4.30%)
			BG Group PLC	1,066,954	18,366
Machinery - Electrical (0.23%)			Husky Energy Inc	127,200	3,350
Disco Corp	53,000	2,924	Idemitsu Kosan Co Ltd	37,000	2,713
			StatoilHydro ASA	313,500	7,387
Machinery - General Industry (1.04%)
			Suncor Energy Inc	170,700	5,667
Alstom SA	119,886	8,307
			Total SA	296,481	17,742

Kone OYJ	136,011	5,078

					55,225

		13,385

			Oil Refining & Marketing (0.26%)
Medical - Biomedical/Gene (0.81%)
			Nippon Oil Corp	667,000	3,287
CSL Ltd	370,564	10,405
			Pipelines (0.69%)
Medical - Drugs (10.21%)
			Enbridge Inc (a)	227,874	8,864
Actelion Ltd (a)	91,882	5,065
Astellas Pharma Inc	111,700	4,113	Public Thoroughfares (0.51%)
Chugai Pharmaceutical Co Ltd	191,100	3,738	Atlantia SpA	278,355	6,582
GlaxoSmithKline PLC	1,428,464	29,302
Novartis AG	685,153	35,679	Publicly Traded Investment Fund (0.30%)
Novo Nordisk A/S	221,724	13,775	iShares MSCI EAFE Index Fund	72,219	3,849
Roche Holding AG	192,926	30,900
Sanofi-Aventis SA	64,812	4,751	Real Estate Operator & Developer (0.31%)
Santen Pharmaceutical Co Ltd	114,500	3,928	Hongkong Land Holdings Ltd	848,368	4,005

		131,251

			Reinsurance (0.31%)
Metal - Copper (0.68%)			Hannover Rueckversicherung AG	88,084	3,994
Antofagasta PLC	380,042	4,788
Inmet Mining Corp	74,500	3,948	REITS - Diversified (0.45%)

		8,736	Unibail-Rodamco SE	26,088	5,777

Metal - Diversified (2.18%)			Retail - Building Products (0.76%)
Rio Tinto Ltd	187,141	10,373	Kingfisher PLC	1,952,924	7,138
Rio Tinto PLC	399,407	17,658	Travis Perkins PLC	213,991	2,640

		28,031			9,778

Multi-Line Insurance (0.96%)			Retail - Computer Equipment (0.22%)
Baloise Holding AG	35,508	3,040	Game Group PLC	1,161,096	2,818
CNP Assurances	32,329	3,124
Zurich Financial Services	27,051	6,195	Retail - Consumer Electronics (0.31%)

		12,359	K's Holdings Corp	123,800	4,012

See accompanying notes

358

     Schedule of Investments International Growth Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Convenience Store (0.27%)			Transport - Marine (continued)
Alimentation Couche Tard Inc	196,300 $	3,445	Pacific Basin Shipping Ltd	4,869,000 $	3,578

					5,741

Retail - Discount (0.37%)
			Transport - Rail (0.74%)
Harvey Norman Holdings Ltd	1,345,998	4,768
			East Japan Railway Co	148,400	9,503

Retail - Home Furnishings (0.29%)
			Transport - Services (0.35%)
Nitori Co Ltd	46,300	3,765
			Koninklijke Vopak NV (a)	66,884	4,512

Retail - Major Department Store (0.37%)
			Transport - Truck (0.39%)
Marks & Spencer Group PLC	860,750	4,821
			Yamato Holdings Co Ltd	343,000	5,060

Satellite Telecommunications (0.35%)			TOTAL COMMON STOCKS	$ 1,273,855

Eutelsat Communications	142,677	4,535	PREFERRED STOCKS (0.25%)
			Television (0.25%)
Schools (0.07%)
			ProSiebenSat.1 Media AG	317,108	3,254

Benesse Holdings Inc	21,678	956
			TOTAL PREFERRED STOCKS	$ 3,254

Semiconductor Equipment (0.83%)				Principal
Aixtron AG	143,720	4,295		Amount	Value
ASML Holding NV	236,737	6,384		(000's)	(000's)

		10,679	REPURCHASE AGREEMENTS (0.88%)

			Diversified Banking Institutions (0.88%)
Soap & Cleaning Products (0.95%)
			Investment in Joint Trading Account; Bank
Reckitt Benckiser Group PLC	246,121	12,226
			of America Repurchase Agreement; 0.06%
			dated 10/30/09 maturing 11/02/09
Steel - Producers (1.30%)			(collateralized by Sovereign Agency
ArcelorMittal	106,722	3,612	Issues; $2,862,000; 0.00% - 5.75%; dated
BlueScope Steel Ltd	1,205,933	3,196	11/02/09 - 07/15/32)	$ 2,806$	2,806
JFE Holdings Inc	186,500	6,075	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.06%
Kobe Steel Ltd	2,127,000	3,865

			dated 10/30/09 maturing 11/02/09
		16,748	(collateralized by US Treasury Notes;

			$2,862,000; 1.38% - 2.00%; dated
Telecommunication Equipment (0.49%)
			02/28/10 - 09/15/12)	2,807	2,807
Tandberg ASA	236,300	6,322
			Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Telecommunication Services (1.19%)			0.06% dated 10/30/09 maturing 11/02/09
Singapore Telecommunications Ltd	3,693,000	7,659	(collateralized by Sovereign Agency
Telenor ASA	593,400	7,651	Issues; $2,862,000; 0.88% - 4.75%; dated

		15,310	12/10/10 - 07/01/19)	2,806	2,806

			Investment inInvestment in Joint Trading
Telephone - Integrated (3.10%)			Account; Deutsche Bank Repurchase
Portugal Telecom SGPS SA	518,524	5,927	Agreement; 0.06% dated 10/30/09
Softbank Corp	488,100	11,502	maturing 11/02/09 (collateralized by
			Sovereign Agency Issues; $2,862,000;
Telefonica SA	804,941	22,479	1.88% - 3.75%; dated 12/06/10 -

		39,908	08/24/12)	2,806	2,806

Tobacco (2.48%)					11,225

British American Tobacco PLC	601,015	19,152	TOTAL REPURCHASE AGREEMENTS	$ 11,225

Imperial Tobacco Group PLC	430,759	12,694

			Total Investments	$ 1,288,334
		31,846

			Liabilities in Excess of Other Assets, Net - (0.22)%		(2,791)

Transport - Marine (0.45%)			TOTAL NET ASSETS - 100.00%	$ 1,285,543

Neptune Orient Lines Ltd/Singapore	1,943,000	2,163

See accompanying notes

359

Schedule of Investments International Growth Fund

October 31, 2009

(a)	Non-Income Producing Security

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $150 or 0.01% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 163,074
Unrealized Depreciation	(82,159)

Net Unrealized Appreciation (Depreciation)	80,915
Cost for federal income tax purposes	1,207,419
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent

United Kingdom	20.07%
Japan	18.84%
Switzerland	14.36%
Canada	9.00%
Australia	6.07%
Germany	5.02%
France	4.88%
Hong Kong	3.42%
Spain	2.65%
Norway	2.41%
Singapore	2.41%
Netherlands	2.34%
Denmark	1.40%
Sweden	1.38%
Italy	1.20%
United States	1.17%
Belgium	1.08%
Portugal	1.03%
Ireland	0.56%
Finland	0.39%
Luxembourg	0.28%
Greece	0.26%
Liabilities in Excess of Other Assets, Net	(0.22%)

TOTAL NET ASSETS	100.00%

See accompanying notes

360

Schedule of Investments
International Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.11%)			COMMON STOCKS (continued)
Advertising Services (0.09%)			Applications Software (0.02%)
Hakuhodo DY Holdings Inc	4,080 $	205	Sage Group PLC	55,358 $	193
Publicis Groupe SA	17,393	661

		866	Athletic Footwear (0.90%)

			Yue Yuen Industrial Holdings Ltd	3,109,000	8,663
Aerospace & Defense (0.95%)
Finmeccanica SpA	52,876	887	Audio & Video Products (0.01%)
Meggitt PLC	90,213	361	Matsushita Electric Industrial Co Ltd	9,700	137
MTU Aero Engines Holding AG	7,155	324
Rolls-Royce Group PLC (a)	1,032,913	7,618	Auto - Car & Light Trucks (2.75%)

		9,190	Bayerische Motoren Werke AG	14,764	721

			Daimler AG	102,295	4,942
Aerospace & Defense Equipment (0.05%)
			Fiat SpA	23,344	348
European Aeronautic Defence and Space Co
NV	24,188	453	Fuji Heavy Industries Ltd	119,000	465
Zodiac Aerospace	1,521	51	Honda Motor Co Ltd	195,300	6,032

		504	Isuzu Motors Ltd	94,000	199

			Kanto Auto Works Ltd	2,900	28
Agricultural Chemicals (0.05%)
			Mazda Motor Corp	164,000	370
Incitec Pivot Ltd	128,314	299
			Nissan Motor Co Ltd	259,400	1,877
Yara International ASA	5,500	182

			Nissan Shatai Co Ltd	14,000	118
		481

			Peugeot SA	610	20
Agricultural Operations (0.01%)			Renault SA	10,630	476
Golden Agri-Resources Ltd	275,000	83	Toyota Motor Corp	260,900	10,299
Wilmar International Ltd	5,000	22	Volkswagen AG	6,042	597

		105			26,492

Airlines (1.06%)			Auto - Medium & Heavy Duty Trucks (0.01%)
Air New Zealand Ltd	136,800	127	Hino Motors Ltd	20,000	74
All Nippon Airways Co Ltd	25,000	70
Cathay Pacific Airways Ltd	4,000	6	Auto/Truck Parts & Equipment - Original (0.22%)
Qantas Airways Ltd	80,918	201	Aisan Industry Co Ltd	4,400	33
Singapore Airlines Ltd	1,026,000	9,839	Aisin Seiki Co Ltd	14,900	379

		10,243	JTEKT Corp	16,000	169

			NHK Spring Co Ltd	8,000	63
Airport Development & Maintenance (0.02%)
			Nippon Seiki Co Ltd	6,000	63
Fraport AG Frankfurt Airport Services
Worldwide	1,003	47	NOK Corp	8,700	115
MAp Group	53,991	137	Showa Corp	5,800	34
Singapore Airport Terminal Services Ltd	390	1	Sumitomo Electric Industries Ltd	40,500	491

		185	Topre Corp	3,600	32

			Toyota Industries Corp	14,100	382
Apparel Manufacturers (0.15%)
			Valeo SA	12,600	342

Benetton Group SpA	11,398	110
					2,103

Billabong International Ltd	5,100	47
Christian Dior SA	11,000	1,097	Auto/Truck Parts & Equipment - Replacement (0.00%)
Onward Holdings Co Ltd	29,000	180	Geely Automobile Holdings Ltd	25,000	9
Tokyo Style Co Ltd	4,000	34

			Beverages - Non-Alcoholic (0.05%)
		1,468

			Coca-Cola Amatil Ltd	33,178	315
Appliances (0.03%)			Coca-Cola West Co Ltd	5,000	93
Corona Corp	1,200	16	Ito En Ltd	2,600	44
Electrolux AB	11,000	264	Mikuni Coca-Cola Bottling Co Ltd	1,600	14

		280			466

See accompanying notes

361

Schedule of Investments
International Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Bicycle Manufacturing (0.01%)			Building Products - Cement & Aggregate (0.33%)
Shimano Inc	1,400 $	54	Boral Ltd	44,507 $	227
			Cimpor Cimentos de Portugal SGPS SA	19,549	152
Brewery (0.51%)			CRH PLC	35,200	861
Asahi Breweries Ltd	22,600	399	CRH PLC	5,063	124
Carlsberg A/S	15,956	1,119	HeidelbergCement AG	8,200	488
Foster's Group Ltd	183,291	899	Italcementi SpA	5,708	82
Fraser and Neave Ltd	79,000	215	James Hardie Industries NV	11,770	75
Heineken Holding NV	3,183	124	Lafarge SA	11,593	941
Kirin Holdings Co Ltd	132,000	2,155	Taiheiyo Cement Corp	35,000	41
Sapporo Holdings Ltd	7,000	36	Titan Cement Co SA	4,593	159

		4,947			3,150

Building - Heavy Construction (1.63%)			Building Products - Doors & Windows (0.05%)
Fomento de Construcciones y Contratas SA	1,573	64	Asahi Glass Co Ltd	59,000	497
Grupo Ferrovial SA	4,663	193
Impregilo SpA	48,000	164	Casino Hotels (0.04%)
Maeda Road Construction Co Ltd	8,000	65	Crown Ltd	48,777	355
Nippo Corp	1,000	8
Sacyr Vallehermoso SA	20,514	310	Casino Services (0.76%)
Skanska AB	33,921	498	Aristocrat Leisure Ltd	32,379	129
Vinci SA	275,930	14,400	Sankyo Co Ltd	126,000	7,197

		15,702			7,326

Building - Residential & Commercial (0.10%)			Cellular Telecommunications (2.25%)
Berkeley Group Holdings PLC (a)	7,758	108	NTT DoCoMo Inc	901	1,307
Daiwa House Industry Co Ltd	42,000	449	Vodafone Group PLC	9,252,773	20,391

Mitsui Home Co Ltd	5,000	28			21,698

Sekisui House Ltd	42,000	363	Chemicals - Diversified (4.41%)

		948	Akzo Nobel NV	267,644	15,803

Building & Construction - Miscellaneous (0.36%)			Arkema SA	9,000	344
Balfour Beatty PLC	91,549	398	BASF SE	52,814	2,843
Bouygues SA	29,079	1,370	Bayer AG	135,745	9,382
Carillion PLC	6,380	31	Denki Kagaku Kogyo K K	40,000	147
Eiffage SA	9,734	530	DIC Corp	30,000	49
Koninklijke Boskalis Westminster NV	4,638	163	Hitachi Chemical Co Ltd	8,200	163
Leighton Holdings Ltd	21,390	679	Kaneka Corp	23,000	150
Maeda Corp	7,000	19	Koninklijke DSM NV	24,682	1,081
Taisei Corp	81,000	159	Lanxess AG	263	8
United Group Ltd	11,400	137	Mitsubishi Chemical Holdings Corp	112,500	418

		3,486	Nippon Soda Co Ltd	17,000	68

			Nitto Denko Corp	14,000	423
Building & Construction Products -
			Shin-Etsu Chemical Co Ltd	178,400	9,461
Miscellaneous (0.17%)
Cie de Saint-Gobain	18,712	912	Showa Denko KK	89,000	171
Fletcher Building Ltd	22,120	131	Solvay SA	15,770	1,548
Fujitec Co Ltd	6,000	31	Sumitomo Chemical Co Ltd	110,000	438

Hong Leong Asia Ltd	24,000	35			42,497

Imerys SA	2,796	153	Chemicals - Specialty (0.07%)
JS Group Corp	19,800	323	Daicel Chemical Industries Ltd	21,000	127

		1,585	Umicore	19,164	582

					709

See accompanying notes

362

Schedule of Investments
International Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Coatings & Paint (0.02%)			Commercial Banks (continued)
Kansai Paint Co Ltd	17,000 $	144	Piccolo Credito Valtellinese Scarl	18,286 $	168
			Piraeus Bank SA	25,900	447
Commercial Banks (8.26%)			Pohjola Bank PLC	11,354	126
77 Bank Ltd/The	21,000	121	San-In Godo Bank Ltd/The	19,000	165
Aichi Bank Ltd/The	1,100	92	Sapporo Hokuyo Holdings Inc	25,000	84
Alpha Bank AE	29,638	571	Senshu Ikeda Holdings Inc (a)	39,500	135
Australia & New Zealand Banking Group Ltd	260,619	5,316	Skandinaviska Enskilda Banken AB	1,113,539	6,745
Banca Popolare di Milano Scarl	128,598	957	Sumitomo Mitsui Financial Group Inc	66,000	2,243
Banco Bilbao Vizcaya Argentaria SA	353,614	6,321	Sumitomo Trust & Banking Co Ltd/The	79,000	412
Banco BPI SA	57,041	192	Suncorp-Metway Ltd	168,740	1,320
Banco Comercial Portugues SA	560,000	798	Svenska Handelsbanken AB	28,133	727
Banco de Sabadell SA	74,209	501	Sydbank A/S	7,113	174
Banco Espirito Santo SA	43,767	323	Toho Bank Ltd/The	23,000	77
Banco Popular Espanol SA	40,468	360	United Overseas Bank Ltd	103,000	1,235
Banco Santander SA	915,320	14,730	Vontobel Holding AG	10,654	341
Bank of Nagoya Ltd/The	20,000	79	Yamaguchi Financial Group Inc	17,000	162
Bank of Yokohama Ltd/The	101,000	496	Yamanashi Chuo Bank Ltd/The	20,000	92

BOC Hong Kong Holdings Ltd	246,500	567			79,571

Chiba Bank Ltd/The	40,000	247
			Commercial Services (0.02%)
Chiba Kogyo Bank Ltd/The (a)	5,300	46
			SIA Engineering Co Ltd	108,000	214
Commerzbank AG	36,000	375
Commonwealth Bank of Australia	159,646	7,377
			Computer Services (0.23%)
Credito Emiliano SpA (a)	12,424	81	Atos Origin SA	8,832	414
Daishi Bank Ltd/The	35,000	128	Cap Gemini SA	24,000	1,112
Danske Bank A/S	127,670	2,932	Dimension Data Holdings PLC	98,338	114
DBS Group Holdings Ltd	177,000	1,621	Logica PLC	265,000	502
DnB NOR ASA	44,000	504	NEC Fielding Ltd	2,200	32

EFG Eurobank Ergasias SA	17,450	276			2,174

Eighteenth Bank Ltd/The	8,000	22
Erste Group Bank AG	10,314	415	Computers (0.00%)
			Japan Digital Laboratory Co Ltd	2,400	30
Fortis	119,298	516
Fukuoka Financial Group Inc	64,000	234
			Computers - Integrated Systems (0.14%)
Gunma Bank Ltd/The	16,000	83
			Fujitsu Ltd	170,000	1,001
Hang Seng Bank Ltd	46,500	657
			NTT Data Corp	123	354

Higo Bank Ltd/The	1,000	6
					1,355

Hokuetsu Bank Ltd/The	2,000	3
Hokuhoku Financial Group Inc	49,000	106	Computers - Memory Devices (0.06%)
Hyakugo Bank Ltd/The	27,000	129	TDK Corp	10,000	575
Hyakujushi Bank Ltd/The	10,000	41
			Containers - Metal & Glass (0.42%)
Intesa Sanpaolo SpA	456,518	1,921
			Rexam PLC	840,653	3,807
Intesa Sanpaolo SpA-RSP	76,219	249
			Toyo Seikan Kaisha Ltd	11,800	198

Iyo Bank Ltd/The	7,000	63
					4,005

Lloyds Banking Group PLC	828,852	1,169
Mizuho Financial Group Inc	827,000	1,631	Containers - Paper & Plastic (0.08%)
National Australia Bank Ltd	219,318	5,795	Amcor Ltd/Australia	147,820	761
National Bank of Greece SA	17,491	640
			Cosmetics & Toiletries (0.00%)
Nishi-Nippon City Bank Ltd/The	118,000	292
			Aderans Holdings Co Ltd	1,900	24
Nordea Bank AB	521,223	5,595
Oversea-Chinese Banking Corp Ltd	63,000	340

See accompanying notes

363

Schedule of Investments
International Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cruise Lines (0.04%)			Diversified Operations (continued)
Carnival PLC	13,226 $	410	First Pacific Co - Rights (a)(b)(c)	53,600 $	8
			First Pacific Co	268,000	158
Dental Supplies & Equipment (0.00%)			Groupe Bruxelles Lambert SA	3,327	293
Nakanishi Inc	400	34	HKR International Ltd	162,400	69
			Hutchison Whampoa Ltd	211,000	1,481
Distribution & Wholesale (0.09%)
			Jardine Matheson Holdings Ltd	5,800	172
Canon Marketing Japan Inc	5,400	88
			Jardine Strategic Holdings Ltd	8,000	139
Itochu Enex Co Ltd	7,600	39
			Noble Group Ltd	65,000	119
Itochu-Shokuhin Co Ltd	1,300	44
			Swire Pacific Ltd	43,000	524
Jardine Cycle & Carriage Ltd	35,000	575
			Wharf Holdings Ltd	174,000	940

San-Ai Oil Co Ltd	8,000	41
					4,453

Sinanen Co Ltd	5,000	27
Super Cheap Auto Group Ltd	12,400	58	Diversified Operations & Commercial Services (0.05%)

		872	Brambles Ltd	76,618	483

Diversified Banking Institutions (8.86%)			Electric - Distribution (0.05%)
Barclays PLC	1,489,001	7,804	AGL Energy Ltd	35,974	446
BNP Paribas	174,596	13,153
Credit Agricole SA	195,818	3,751	Electric - Generation (0.04%)
Credit Suisse Group AG	39,200	2,095	Electric Power Development Co Ltd	13,600	419
Deutsche Bank AG	22,814	1,636
HSBC Holdings PLC	1,546,135	17,085	Electric - Integrated (3.65%)
HSBC Holdings PLC	872,566	9,636	Chubu Electric Power Co Inc	21,800	487
Mitsubishi UFJ Financial Group Inc	1,764,700	9,399	CLP Holdings Ltd	172,000	1,153
Natixis	132,109	742	E.ON AG	393,401	15,031
Royal Bank of Scotland Group PLC	2,442,000	1,666	Edison SpA	828,000	1,270
Societe Generale	62,490	4,151	Enel SpA	416,327	2,477
UBS AG	709,516	11,831	Fortum Oyj	23,047	545
UniCredit SpA	723,018	2,422	GDF Suez	61,361	2,565

		85,371	Hokkaido Electric Power Co Inc	14,700	283

			Hongkong Electric Holdings Ltd	83,500	446
Diversified Financial Services (0.12%)
			Iberdrola SA	540,880	4,900
Criteria Caixacorp SA	24,329	118
			Kansai Electric Power Co Inc/The	22,300	482
Guoco Group Ltd	18,000	202
			Kyushu Electric Power Co Inc	21,800	445
Investec PLC	111,749	798

			Public Power Corp SA	3,373	69
		1,118

			RWE AG	26,978	2,358
Diversified Manufacturing Operations (2.84%)			Shikoku Electric Power Co	5,000	141
Siemens AG	298,564	26,884	Tokyo Electric Power Co Inc/The	100,600	2,473

Sulzer AG	3,008	234			35,125

Wartsila Oyj	7,028	254

			Electric Products - Miscellaneous (0.20%)
		27,372

			Brother Industries Ltd	17,500	199
Diversified Minerals (0.26%)			Hitachi Ltd	511,000	1,650
Anglo American PLC	52,532	1,901	Toshiba TEC Corp	22,000	89

BHP Billiton Ltd	11,900	390			1,938

Sumitomo Metal Mining Co Ltd	13,000	206

			Electronic Components - Miscellaneous (0.45%)
		2,497

			Hosiden Corp	7,100	86
Diversified Operations (0.46%)			Koninklijke Philips Electronics NV	81,117	2,038
Cie Nationale a Portefeuille	2,764	144	Kyocera Corp	5,100	428
CIR-Compagnie Industriali Riunite SpA	128,000	288	Mabuchi Motor Co Ltd	1,100	53
Exor SpA	5,963	118	Minebea Co Ltd	14,000	59

See accompanying notes

364

Schedule of Investments International Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous			Finance - Leasing Company (continued)
(continued)			ORIX Corp	5,650 $	365
Murata Manufacturing Co Ltd	13,000 $	634
			Ricoh Leasing Co Ltd	3,300	67

NEC Corp	144,000	409
					566

Nippon Electric Glass Co Ltd	2,000	21
Omron Corp	26,000	438	Finance - Other Services (0.09%)
Venture Corp Ltd	21,000	134	ASX Ltd	3,200	96

		4,300	London Stock Exchange Group PLC	24,000	334

			Man Group PLC	87,324	442

Electronic Components - Semiconductors (0.13%)					872

Infineon Technologies AG (a)	151,589	685
Rohm Co Ltd	7,900	524	Food - Baking (0.02%)
Sanken Electric Co Ltd	5,000	18	Yamazaki Baking Co Ltd	17,000	209

		1,227

			Food - Confectionery (0.01%)
Electronic Measurement Instruments (0.03%)			Lindt & Spruengli AG	45	95
Advantest Corp	6,000	133
Yokogawa Electric Corp	19,000	154	Food - Dairy Products (0.04%)

		287	Morinaga Milk Industry Co Ltd	10,000	46

			Parmalat SpA	134,127	372

Engineering - Research & Development Services (0.14%)
					418

Chudenko Corp	2,100	31
Downer EDI Ltd	35,900	273	Food - Flour & Grain (0.02%)
Imtech NV	12,600	320	Nisshin Seifun Group Inc	15,000	200
Kinden Corp	12,000	98
			Food - Meat Products (0.04%)
NEC Networks & System Integration Corp	1,400	17
			Marudai Food Co Ltd	13,000	43
Nippon Densetsu Kogyo Co Ltd	6,000	51
			Nippon Meat Packers Inc	27,000	317
SembCorp Industries Ltd	190,000	448
			Yonekyu Corp	1,000	10

WorleyParsons Ltd	4,000	92
					370

Yurtec Corp	1,000	6

		1,336	Food - Miscellaneous/Diversified (0.20%)

			Ajinomoto Co Inc	86,000	807
Enterprise Software & Services (0.01%)
			Associated British Foods PLC	18,361	249
IT Holdings Corp	9,100	112
			Goodman Fielder Ltd	317,472	455
Finance - Consumer Loans (0.00%)			House Foods Corp	10,200	162
Acom Co Ltd	3,300	42	MEIJI Holdings Co Ltd	5,200	212

					1,885

Finance - Credit Card (0.01%)
			Food - Retail (0.33%)
Aeon Credit Service Co Ltd	6,500	63
			Carrefour SA	12,565	539
			Casino Guichard Perrachon SA	4,012	319
Finance - Investment Banker & Broker (0.37%)
Close Brothers Group PLC	8,331	96	Dairy Farm International Holdings Ltd	18,000	106
Daiwa Securities Group Inc	141,000	742	Delhaize Group SA	27,651	1,878
Macquarie Group Ltd	23,053	1,010	Maxvalu Nishinihon Co Ltd	2,100	31
Mediobanca SpA - Warrants (a)(b)(c)	15,120	-	Metro AG	4,688	258
Mediobanca SpA	17,785	227	Woolworths Ltd	1,700	44

Mizuho Securities Co Ltd	113,000	390			3,175

Nomura Holdings Inc	128,600	906	Food - Wholesale & Distribution (0.02%)
Okasan Securities Group Inc	21,000	99	Kato Sangyo Co Ltd	1,600	27
Tokai Tokyo Financial Holdings	28,000	91	Metcash Ltd	39,446	166

		3,561			193

Finance - Leasing Company (0.06%)			Gambling (Non-Hotel) (1.03%)
Mitsubishi UFJ Lease & Finance Co Ltd	4,490	134	Ladbrokes PLC	49,120	98

See accompanying notes

365

Schedule of Investments International Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gambling (Non-Hotel) (continued)			Internet Financial Services (0.02%)
OPAP SA	368,499 $	9,380	SBI Holdings Inc/Japan	1,285 $	236
TABCORP Holdings Ltd	75,082	479

		9,957	Investment Companies (0.01%)

			Cheung Kong Infrastructure Holdings Ltd	37,000	132
Gas - Distribution (0.97%)
Centrica PLC	373,974	1,519	Investment Management & Advisory Services (0.01%)
Enagas	363,976	7,487	Schroders PLC	6,638	119
Gas Natural SDG SA	18,224	366

		9,372	Leisure & Recreation Products (0.05%)

			Daiichikosho Co Ltd	7,200	84
Gas - Transportation (0.64%)
			Fields Corp	36	48
Snam Rete Gas SpA	1,277,241	6,195
			Roland Corp	100	1
Gold Mining (0.06%)			Sega Sammy Holdings Inc	14,000	199
Kingsgate Consolidated Ltd	4,600	31	Yamaha Corp	13,000	134

Lihir Gold Ltd (a)	103,800	284			466

Newcrest Mining Ltd	10,000	287	Life & Health Insurance (2.78%)

		602	AMP Ltd	132,153	696

Golf (0.00%)			Aviva PLC	1,416,381	8,857
SRI Sports Ltd	30	28	Legal & General Group PLC	852,529	1,094
			Old Mutual PLC	1,459,579	2,533
Harbor Transportation Services (0.02%)			Prudential PLC	150,530	1,367
Kamigumi Co Ltd	21,000	158	Sony Financial Holdings Inc	3,815	10,948
			Standard Life PLC	69,000	246
Hotels & Motels (0.62%)			Swiss Life Holding AG (a)	7,000	839
Accor SA	123,810	5,929
			T&D Holdings Inc	9,250	239

Shangri-La Asia Ltd	36,000	69

					26,819

		5,998

			Lighting Products & Systems (0.01%)
Human Resources (0.05%)			Ushio Inc	4,300	68
Randstad Holding NV	12,614	479
Temp Holdings Co Ltd	1,800	16	Lottery Services (0.05%)

		495	Tatts Group Ltd	220,927	489

Import & Export (0.57%)
			Machinery - Construction & Mining (0.00%)
ITOCHU Corp	81,000	512
			Tadano Ltd	3,000	14
Marubeni Corp	96,000	475
Mitsubishi Corp	99,200	2,103	Machinery - Electrical (0.76%)
Mitsui & Co Ltd	105,100	1,380	Schindler Holding AG	572	39
Nagase & Co Ltd	3,000	36	SMC Corp/Japan	63,700	7,275

Sojitz Corp	102,000	188			7,314

Sumitomo Corp	65,900	640
			Machinery - Farm (0.05%)
Toyota Tsusho Corp	8,300	119

			Kubota Corp	56,000	435
		5,453

Industrial Automation & Robots (1.60%)			Machinery - General Industry (0.05%)
Fanuc Ltd	185,900	15,441	Amada Co Ltd	17,000	104
			Makino Milling Machine Co Ltd	10,000	39
Industrial Gases (1.34%)			Metso Oyj	10,548	295
Linde AG	124,034	12,894	Sumitomo Heavy Industries Ltd	1,000	4

					442

Internet Connectivity Services (0.00%)
eAccess Ltd	12	8	Medical - Drugs (6.47%)
			Astellas Pharma Inc	56,000	2,062

See accompanying notes

366

Schedule of Investments International Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Metal Products - Distribution (continued)
AstraZeneca PLC	162,874 $	7,312	Sumikin Bussan Corp	17,000 $	37

Biota Holdings Ltd (a)	12,300	31			131

Daiichi Sankyo Co Ltd	69,500	1,358
			Mining Services (0.12%)
Dainippon Sumitomo Pharma Co Ltd	51,200	532	Orica Ltd	54,042	1,146
Eisai Co Ltd	39,400	1,399
H Lundbeck A/S	4,565	88	Multi-Line Insurance (4.41%)
Kyowa Hakko Kirin Co Ltd	7,000	81	Aegon NV	73,452	522
Mitsubishi Tanabe Pharma Corp	55,000	702	Allianz SE	64,253	7,360
Nippon Shinyaku Co Ltd	4,000	55	Assicurazioni Generali SpA	59,685	1,503
Novartis AG	190,839	9,938	AXA SA	498,451	12,397
Ono Pharmaceutical Co Ltd	18,100	859	Baloise Holding AG	14,292	1,224
Roche Holding AG	58,253	9,330	CNP Assurances	11,896	1,149
Rohto Pharmaceutical Co Ltd	2,000	26	Grupo Catalana Occidente SA	13,359	324
Sanofi-Aventis SA	316,892	23,229	Helvetia Holding AG	1,500	478
Seikagaku Corp	300	4	ING Groep NV	99,280	1,292
Taisho Pharmaceutical Co	20,000	365	Mapfre SA	145,266	622
Takeda Pharmaceutical Co Ltd	100,000	3,999	Milano Assicurazioni SPA	72,234	238
UCB SA	21,134	902	Sampo Oyj	59,500	1,424

		62,272	Vienna Insurance Group	2,024	114

Medical - Wholesale Drug Distribution (0.10%)			Zurich Financial Services	60,409	13,833

Alfresa Holdings Corp	5,700	246			42,480

Medipal Holdings Corp	6,000	84	Multimedia (0.45%)
Suzuken Co Ltd	16,500	584	Lagardere SCA	9,388	424
VITAL KSK Holdings Inc	100	1	Pearson PLC	48,034	653

		915	Sanoma Oyj	6,395	118

Medical Laboratory & Testing Service (0.00%)			Tohokushinsha Film Corp	4,500	25
BML Inc	1,000	27	Vivendi	67,576	1,875
			WPP PLC	143,113	1,282

Metal - Aluminum (0.01%)					4,377

Alumina Ltd	63,439	93
			Office Automation & Equipment (0.68%)
			Canon Inc	135,900	5,124
Metal - Copper (0.02%)
			Ricoh Co Ltd	66,000	897
Antofagasta PLC	16,482	208
			Seiko Epson Corp	33,500	518

Metal - Diversified (0.99%)					6,539

Boliden AB	48,000	578	Office Supplies & Forms (0.01%)
Eurasian Natural Resources Corp	1,978	27	Kokuyo Co Ltd	3,800	33
Mitsui Mining & Smelting Co Ltd	16,000	41	Societe BIC SA	734	51

Rio Tinto PLC	201,054	8,889			84

		9,535

			Oil - Field Services (1.75%)
Metal Processors & Fabrication (0.05%)			SBM Offshore NV	12,458	239
Assa Abloy AB	9,219	161	Technip SA	264,959	16,623

NSK Ltd	36,000	209			16,862

NTN Corp	29,000	110

			Oil & Gas Drilling (0.00%)
		480

			Kanto Natural Gas Development Ltd	3,000	18
Metal Products - Distribution (0.01%)
JFE Shoji Holdings Inc	26,000	94	Oil Company - Exploration & Production (0.09%)
			INPEX Corp	56	457
			Japan Petroleum Exploration Co	2,000	100

See accompanying notes

367

Schedule of Investments International Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Property & Casualty Insurance (continued)
(continued)			Insurance Australia Group Ltd	170,041 $	572
Santos Ltd	22,892 $	305

			Mitsui Sumitomo Insurance Group Holdings
		862	Inc	20,400	475

Oil Company - Integrated (5.73%)			Nipponkoa Insurance Co Ltd	20,000	109
BP PLC	1,705,610	15,982	QBE Insurance Group Ltd	34,396	693
ENI SpA	167,240	4,142	RSA Insurance Group PLC	169,225	335
Idemitsu Kosan Co Ltd	2,300	169	Tokio Marine Holdings Inc	30,200	772
OMV AG	18,602	767	TrygVesta AS	946	68

Repsol YPF SA	168,795	4,493			3,202

Royal Dutch Shell PLC - A Shares	194,467	5,766	Public Thoroughfares (0.03%)
Royal Dutch Shell PLC - A Shares	180,322	5,324	Macquarie Infrastructure Group	194,326	249
Royal Dutch Shell PLC - B Shares	489,531	14,092
StatoilHydro ASA	91,174	2,148	Publishing - Books (1.16%)
Total SA	37,932	2,270	Reed Elsevier NV	954,889	11,128

		55,153

			Publishing - Newspapers (0.03%)
Oil Refining & Marketing (0.13%)			Fairfax Media Ltd	168,595	239
Caltex Australia Ltd	10,395	94
DCC PLC	913	24	Publishing - Periodicals (0.01%)
Hellenic Petroleum SA	7,581	92	PagesJaunes Groupe SA	10,164	125
Nippon Mining Holdings Inc	79,500	355
Nippon Oil Corp	63,000	310	Real Estate Management & Services (0.07%)
Showa Shell Sekiyu KK	16,000	158	Daito Trust Construction Co Ltd	3,100	129
TonenGeneral Sekiyu KK	23,000	210	Lend Lease Corp Ltd	36,129	299

		1,243	Nexity	7,793	290

					718

Paper & Related Products (0.26%)
Chuetsu Pulp & Paper Co Ltd	12,000	24	Real Estate Operator & Developer (0.38%)
Holmen AB	4,183	113	CapitaLand Ltd	131,000	380
Mondi PLC	76,000	419	Cheung Kong Holdings Ltd	78,000	990
Nippon Paper Group Inc	8,500	226	Chinese Estates Holdings Ltd	130,000	223
Svenska Cellulosa AB	123,664	1,699	GAGFAH SA	6,717	63

		2,481	Hang Lung Group Ltd	62,000	311

			Henderson Land Development Co Ltd	13,000	92
Petrochemicals (0.01%)
			Hopewell Holdings Ltd	46,000	145
Mitsui Chemicals Inc	29,000	100
			Hysan Development Co Ltd	107,000	316
Photo Equipment & Supplies (0.24%)			Leopalace21 Corp	10,900	59
FUJIFILM Holdings Corp	66,800	1,899	New World Development Ltd	120,000	258
Konica Minolta Holdings Inc	43,500	409	Pacific Century Premium Developments Ltd	124,000	33

		2,308	Sino Land Co Ltd	8,000	15

			Tokyo Tatemono Co Ltd	54,000	257
Power Converter & Supply Equipment (0.15%)			United Industrial Corp Ltd	71,000	92
Schneider Electric SA	13,859	1,441
			UOL Group Ltd	134,000	320
			Wheelock & Co Ltd	19,000	61

Printing - Commercial (0.22%)

Dai Nippon Printing Co Ltd	89,000	1,115			3,615

Toppan Forms Co Ltd	10,900	134	Recreational Vehicles (0.07%)
Toppan Printing Co Ltd	101,000	903	Yamaha Motor Co Ltd	52,700	628

		2,152

			Regional Banks-Non US (0.02%)
Property & Casualty Insurance (0.33%)			Banque Cantonale Vaudoise	554	209
Hiscox Ltd	34,000	178

See accompanying notes

368

Schedule of Investments International Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Reinsurance (0.35%)			Retail - Consumer Electronics (0.03%)
Hannover Rueckversicherung AG	1,727 $	78	JB Hi-Fi Ltd	12,200 $	224
Muenchener Rueckversicherungs AG	12,235	1,943	Joshin Denki Co Ltd	6,000	42

SCOR SE	13,389	341			266

Swiss Reinsurance Co Ltd	23,808	970

			Retail - Convenience Store (0.04%)
		3,332	Circle K Sunkus Co Ltd	8,700	119

REITS - Diversified (0.53%)			FamilyMart Co Ltd	8,000	238
Ascendas Real Estate Investment Trust	102,000	133	Ministop Co Ltd	2,200	31

BGP Holdings PLC (a)(b)(c)	738,711	-			388

British Land Co PLC	70,266	543
			Retail - Drug Store (0.02%)
Corio NV	4,500	305	Cawachi Ltd	1,400	29
Dexus Property Group	483,870	342	CREATE SD Holdings Co Ltd	1,900	44
Fonciere Des Regions	6,524	719	Matsumotokiyoshi Holdings Co Ltd	3,900	89

Gecina SA	5,510	586			162

GPT Group	738,711	377
Land Securities Group PLC	38,384	415	Retail - Jewelry (0.94%)
			Citizen Holdings Co Ltd	23,500	132
Mirvac Group	209,852	275
			Compagnie Financiere Richemont SA	318,403	8,914

Stockland	104,804	348
					9,046

Unibail-Rodamco SE	4,884	1,081

		5,124	Retail - Major Department Store (0.53%)

			David Jones Ltd	61,700	292
REITS - Office Property (0.09%)
			H2O Retailing Corp	17,000	103
Japan Prime Realty Investment Corp	44	96
			Home Retail Group PLC	79,569	379
Japan Real Estate Investment Corp	35	279
			Isetan Mitsukoshi Holdings Ltd	27,100	260
Nippon Building Fund Inc	42	344
			J Front Retailing Co Ltd	36,000	171
Nomura Real Estate Office Fund Inc	21	130

			Marks & Spencer Group PLC	243,042	1,361
		849

			Marui Group Co Ltd	53,600	308
REITS - Shopping Centers (0.34%)			PPR	20,512	2,235
CapitaMall Trust	171,000	192	Takashimaya Co Ltd	1,000	7
CFS Retail Property Trust	178,496	307	Wing On Co International Ltd	9,000	12

Japan Retail Fund Investment Corp	27	127			5,128

Link REIT/The	240,000	541
Westfield Group	195,259	2,115	Retail - Miscellaneous/Diversified (0.47%)

			Aeon Co Ltd	99,700	889
		3,282

			Heiwado Co Ltd	4,700	62
Retail - Apparel & Shoe (0.03%)			Izumiya Co Ltd	8,000	41
Aoyama Trading Co Ltd	6,500	104	Okuwa Co Ltd	5,000	56
Esprit Holdings Ltd	34,000	226	Seven & I Holdings Co Ltd	33,200	727

		330	UNY Co Ltd	14,200	105

Retail - Building Products (0.11%)			Valor Co Ltd	2,800	24
DCM Japan Holdings Co Ltd	14,000	91	Wesfarmers Ltd	106,707	2,663

Kingfisher PLC	125,629	459			4,567

Kohnan Shoji Co Ltd	2,900	35
			Retail - Restaurants (0.01%)
Shimachu Co Ltd	1,900	45	Autogrill SpA	8,185	92
Travis Perkins PLC	31,000	382	Royal Holdings Co Ltd	1,100	12

		1,012			104

Retail - Catalog Shopping (0.00%)			Retail - Sporting Goods (0.01%)
Senshukai Co Ltd	1,300	9	Alpen Co Ltd	3,900	72

See accompanying notes

369

Schedule of Investments International Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Rubber - Tires (0.15%)			Telecommunication Equipment (0.12%)
Bridgestone Corp	24,800 $	409	Alcatel-Lucent	284,000 $	1,063
Compagnie Generale des Etablissements			VTech Holdings Ltd	5,000	42

Michelin	5,921	438			1,105

Pirelli & C SpA	750,469	422
			Telecommunication Services (0.26%)
Sumitomo Rubber Industries Ltd	14,000	129

			Daimei Telecom Engineering Corp	4,000	34
		1,398

			Singapore Telecommunications Ltd	232,000	481
Rubber & Plastic Products (0.00%)			StarHub Ltd	51,000	68
Hi-P International Ltd	8,000	4	Tele2 AB	26,470	386
			Telecom Corp of New Zealand Ltd	145,457	263
Security Services (0.00%)
			Telenor ASA	24,000	309
Sohgo Security Services Co Ltd	400	5
			TeliaSonera AB	113,990	756
Semiconductor Equipment (1.82%)			Telus Corp	6,481	193

ASML Holding NV	251,986	6,795			2,490

Tokyo Electron Ltd	189,900	10,683	Telephone - Integrated (4.43%)

		17,478	BT Group PLC	393,202	843

Shipbuilding (0.98%)			Deutsche Telekom AG	166,343	2,264
Hyundai Heavy Industries	67,315	9,220	Elisa OYJ	11,057	214
Mitsui Engineering & Shipbuilding Co Ltd	74,000	192	France Telecom SA	709,357	17,577

		9,412	KDDI Corp	345	1,831

			Nippon Telegraph & Telephone Corp	29,900	1,234
Steel - Producers (0.69%)
			Portugal Telecom SGPS SA	16,166	185
ArcelorMittal	43,587	1,475
			Swisscom AG	5,878	2,121
BlueScope Steel Ltd	141,710	376
			Telecom Italia SpA - RNC	404,536	445
JFE Holdings Inc	28,000	912
			Telecom Italia SpA	1,801,320	2,862
Kobe Steel Ltd	8,000	14
			Telefonica SA	432,125	12,068
Kyoei Steel Ltd	4,400	98
			Telstra Corp Ltd	357,478	1,062

Nippon Steel Corp	309,000	1,179
					42,706

OneSteel Ltd	107,235	291
Osaka Steel Co Ltd	4,100	76	Television (0.09%)
Rautaruukki OYJ	6,938	141	Fuji Media Holdings Inc	36	53
Salzgitter AG	3,220	290	M6-Metropole Television	1,809	43
SSAB AB - A Shares	15,013	229	Mediaset SpA	57,385	373
SSAB AB - B Shares	6,901	96	Societe Television Francaise 1	9,677	152
ThyssenKrupp AG	16,869	542	Television Broadcasts Ltd	26,000	123
Tokyo Steel Manufacturing Co Ltd	27,800	364	TV Asahi Corp	80	122

Toyo Kohan Co Ltd	8,000	39			866

Voestalpine AG	8,761	300	Textile - Products (0.05%)
Yamato Kogyo Co Ltd	6,800	204	Mitsubishi Rayon Co Ltd	26,000	90
Yodogawa Steel Works Ltd	14,000	58	Teijin Ltd	130,000	382

		6,684			472

Steel - Specialty (0.00%)			Tobacco (0.85%)
Mitsubishi Steel Manufacturing Co Ltd	9,000	18	British American Tobacco PLC	229,225	7,305
			Japan Tobacco Inc	297	833

Steel Pipe & Tube (0.05%)					8,138

Vallourec SA	3,152	496
			Tools - Hand Held (0.03%)
Sugar (0.00%)			Makita Corp	9,000	298
Nippon Beet Sugar Manufacturing Co Ltd	3,000	8

See accompanying notes

370

Schedule of Investments
International Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			PREFERRED STOCKS (0.01%)
Toys (0.03%)			Auto - Car & Light Trucks (0.01%)
Namco Bandai Holdings Inc	27,400 $	280	Bayerische Motoren Werke AG	4,140 $	135

			TOTAL PREFERRED STOCKS	$ 135

Transport - Marine (0.10%)
				Principal
A P Moller - Maersk A/S - A Shares	74	492
				Amount	Value
Neptune Orient Lines Ltd/Singapore	75,000	84
				(000's)	(000's)

Nippon Yusen KK	90,000	332
			REPURCHASE AGREEMENTS (1.77%)
Orient Overseas International Ltd	16,000	78

			Diversified Banking Institutions (1.77%)
		986

			Investment in Joint Trading Account; Bank
Transport - Rail (0.13%)			of America Repurchase Agreement; 0.06%
Central Japan Railway Co	57	380	dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
Keisei Electric Railway Co Ltd	8,000	45	Issues; $4,350,000; 0.00% - 5.75%; dated
MTR Corp	55,500	197	11/02/09 - 07/15/32)	$ 4,265$	4,265
West Japan Railway Co	179	634	Investment in Joint Trading Account; Credit

		1,256	Suisse Repurchase Agreement; 0.06%

			dated 10/30/09 maturing 11/02/09
Transport - Services (2.43%)			(collateralized by US Treasury Notes;
Deutsche Post AG	565,585	9,489	$4,350,000; 1.38% - 2.00%; dated
Firstgroup PLC	22,346	137	02/28/10 - 09/15/12)	4,265	4,265
Panalpina Welttransport Holding AG	109	8	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
TNT NV	514,710	13,650	0.06% dated 10/30/09 maturing 11/02/09
Toll Holdings Ltd	18,633	141	(collateralized by Sovereign Agency

		23,425	Issues; $4,350,000; 1.88% - 3.75%; dated

			12/06/10 - 08/24/12)	4,265	4,265
Transport - Truck (0.06%)			Investment in Joint Trading Account;
Nippon Express Co Ltd	68,000	279	Morgan Stanley Repurchase Agreement;
Nippon Konpo Unyu Soko Co Ltd	6,000	65	0.06% dated 10/30/09 maturing 11/02/09
Seino Holdings Corp	5,000	37	(collateralized by Sovereign Agency
			Issues; $4,350,000; 0.88% - 4.75%; dated
Yamato Holdings Co Ltd	15,000	221	12/10/10 - 07/01/19)	4,265	4,265

		602			17,060

Travel Services (0.03%)			TOTAL REPURCHASE AGREEMENTS	$ 17,060

Thomas Cook Group PLC	76,131	255
			Total Investments	$ 952,522
Water (0.12%)			Other Assets in Excess of Liabilities, Net - 1.11%		10,670

Severn Trent PLC	6,875	107	TOTAL NET ASSETS - 100.00%	$ 963,192

United Utilities Group PLC	56,640	408
Veolia Environnement	18,409	602

		1,117	(a) Non-Income Producing Security

			(b)	Market value is determined in accordance with procedures established in
Web Portals (0.00%)			good faith by the Board of Directors. At the end of the period, the value
So-net Entertainment Corp	1	2	of these securities totaled $8 or 0.00% of net assets.
			(c) Security is Illiquid
Wire & Cable Products (0.00%)
HI-LEX Corp	3,600	34	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Wireless Equipment (1.58%)			of investments held by the fund as of the period end were as follows:
Nokia OYJ	143,903	1,817
			Unrealized Appreciation	$ 179,299
Telefonaktiebolaget LM Ericsson	1,285,790	13,434

			Unrealized Depreciation		(23,858)

		15,251
			Net Unrealized Appreciation (Depreciation)		155,441

TOTAL COMMON STOCKS	$ 935,327		Cost for federal income tax purposes		797,081

			All dollar amounts are shown in thousands (000's)
See accompanying notes

371

	Schedule of Investments
	International Value Fund I
	October 31, 2009
Portfolio Summary (unaudited)

Country	Percent

Japan	18.37%
France	14.45%
United Kingdom	14.39%
Germany	10.55%
Netherlands	8.27%
Switzerland	6.49%
Spain	5.49%
Australia	4.36%
Sweden	3.25%
Italy	2.95%
Hong Kong	2.00%
United States	1.77%
Singapore	1.71%
Greece	1.21%
Korea, Republic Of	0.96%
Belgium	0.61%
Finland	0.51%
Denmark	0.51%
Norway	0.33%
Portugal	0.17%
Austria	0.16%
Luxembourg	0.16%
Ireland	0.10%
New Zealand	0.05%
Papua New Guinea	0.03%
Canada	0.02%
Bermuda	0.02%
Other Assets in Excess of Liabilities, Net	1.11%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.58%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

eMini MSCI EAFE; December 2009	Buy	231	$ 18,096	$ 17,370	$ (726)
S&P 500; December 2009	Buy	29	7,740	7,489	(251)
All dollar amounts are shown in thousands (000's)

See accompanying notes

372

Schedule of Investments
LargeCap Blend Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.04%)			COMMON STOCKS (continued)
Aerospace & Defense (1.33%)			Chemicals - Diversified (0.51%)
Lockheed Martin Corp	74,744 $	5,142	Dow Chemical Co/The	12,284 $	288
Northrop Grumman Corp	131,401	6,587	EI Du Pont de Nemours & Co	102,814	3,272
Rockwell Collins Inc	4,714	237	Huntsman Corp.	126,540	1,006

		11,966			4,566

Aerospace & Defense Equipment (0.81%)			Chemicals - Specialty (0.25%)
United Technologies Corp	117,660	7,230	Eastman Chemical Co	43,250	2,271

Agricultural Chemicals (0.90%)			Coal (0.10%)
CF Industries Holdings Inc	21,861	1,820	Peabody Energy Corp	22,994	910
Monsanto Co	93,045	6,251

		8,071	Commercial Banks (0.40%)

			BB&T Corp	150,632	3,602
Agricultural Operations (0.76%)
Archer-Daniels-Midland Co	173,201	5,217	Commercial Services - Finance (0.33%)
Bunge Ltd	27,629	1,576	Moody's Corp	20,283	480

		6,793	SEI Investments Co	143,489	2,507

Airlines (0.06%)					2,987

Southwest Airlines Co	59,052	496	Computer Services (1.07%)
			Accenture PLC - Class A	259,038	9,605
Applications Software (3.22%)
Microsoft Corp	1,042,841	28,918	Computers (2.96%)
			Apple Inc (a)	13,921	2,624
Audio & Video Products (0.28%)
			Dell Inc (a)	406,725	5,893
Harman International Industries Inc	67,444	2,537
			Hewlett-Packard Co	134,022	6,361
			IBM Corp	82,738	9,979
Auto - Car & Light Trucks (0.12%)
Ford Motor Co (a)	151,661	1,062	Sun Microsystems Inc (a)	204,122	1,670

					26,527

Auto/Truck Parts & Equipment - Original (0.77%)			Computers - Memory Devices (2.06%)
Autoliv Inc	35,732	1,200	EMC Corp/Massachusetts (a)	215,026	3,542
BorgWarner Inc	41,075	1,245	NetApp Inc (a)	15,357	415
Johnson Controls Inc	186,837	4,469	SanDisk Corp (a)	45,800	938

		6,914	Seagate Technology	539,157	7,521

Beverages - Non-Alcoholic (1.99%)			Western Digital Corp (a)	180,428	6,077

Coca-Cola Co/The	125,752	6,704			18,493

Hansen Natural Corp (a)	57,689	2,085	Computers - Peripheral Equipment (0.07%)
PepsiCo Inc	149,710	9,065	Lexmark International Inc (a)	23,421	597

		17,854

Broadcasting Services & Programming (0.27%)			Containers - Metal & Glass (0.34%)
Scripps Networks Interactive	63,230	2,388	Ball Corp	62,297	3,073

Building & Construction Products -			Containers - Paper & Plastic (0.11%)
Miscellaneous (0.04%)			Bemis Co Inc	4,724	122
Armstrong World Industries Inc (a)	10,250	382	Packaging Corp of America	28,265	517
			Sonoco Products Co	12,334	330

Cable/Satellite TV (0.71%)					969

Comcast Corp - Class A	402,683	5,839
Comcast Corp - Special Class A	38,689	542	Cosmetics & Toiletries (2.38%)

			Colgate-Palmolive Co	65,333	5,137
		6,381

See accompanying notes

373

Schedule of Investments LargeCap Blend Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)			Electronic Components - Miscellaneous
Procter & Gamble Co	279,818 $	16,230	(continued)

			Tyco Electronics Ltd	48,134 $	1,023

		21,367

					1,724

Cruise Lines (0.19%)
Carnival Corp	58,434	1,702	Electronic Components - Semiconductors (2.76%)
			Broadcom Corp (a)	23,250	619
Distribution & Wholesale (0.53%)			Intel Corp	744,693	14,231
Ingram Micro Inc (a)	221,173	3,904	LSI Corp (a)	132,581	679
Tech Data Corp (a)	21,788	837	QLogic Corp (a)	25,278	443

		4,741	Texas Instruments Inc	373,704	8,763

					24,735

Diversified Banking Institutions (3.70%)
Bank of America Corp	933,194	13,606	Electronic Forms (0.30%)
Citigroup Inc	1,326,112	5,424	Adobe Systems Inc (a)	80,375	2,648
JP Morgan Chase & Co	339,140	14,166

		33,196	Electronic Parts Distribution (0.15%)

			Arrow Electronics Inc (a)	18,805	476
Diversified Manufacturing Operations (2.80%)			Avnet Inc (a)	36,114	895

3M Co	14,659	1,078			1,371

Carlisle Cos Inc	3,594	112
Eaton Corp	43,351	2,621	Electronics - Military (0.05%)
			L-3 Communications Holdings Inc	6,542	473
General Electric Co	932,303	13,295
Honeywell International Inc	73,432	2,635
			Engineering - Research & Development Services (0.14%)
Illinois Tool Works Inc	60,570	2,781
			Jacobs Engineering Group Inc (a)	15,880	671
Ingersoll-Rand PLC	5,714	180
			URS Corp (a)	14,122	549

Leggett & Platt Inc	6,974	135
					1,220

Trinity Industries Inc	19,137	323
Tyco International Ltd	57,991	1,946	Engines - Internal Combustion (0.15%)

		25,106	Cummins Inc	31,256	1,346

E-Commerce - Products (0.76%)			Enterprise Software & Services (0.93%)
Amazon.com Inc (a)	57,220	6,798	Oracle Corp	395,355	8,342

E-Commerce - Services (0.10%)			Entertainment Software (0.09%)
eBay Inc (a)	20,794	463	Activision Blizzard Inc (a)	30,059	326
Liberty Media Corp - Interactive (a)	14,138	161	Electronic Arts Inc (a)	24,142	440

NetFlix Inc (a)	4,324	231			766

		855

			Fiduciary Banks (0.60%)
Electric - Integrated (2.15%)			Bank of New York Mellon Corp/The	201,297	5,367
Ameren Corp	14,390	350
Dominion Resources Inc/VA	45,065	1,536	Finance - Auto Loans (0.03%)
Duke Energy Corp	589,728	9,330	AmeriCredit Corp (a)	13,871	245
Exelon Corp	152,744	7,173
			Finance - Credit Card (0.25%)
Integrys Energy Group Inc	12,533	434
			Discover Financial Services	161,543	2,284
Public Service Enterprise Group Inc	14,638	436

		19,259

			Financial Guarantee Insurance (0.03%)
Electric Products - Miscellaneous (0.76%)			MBIA Inc (a)	72,938	296
Emerson Electric Co	180,659	6,820
			Food - Confectionery (0.17%)
Electronic Components - Miscellaneous (0.19%)			Hershey Co/The	40,800	1,542
Gentex Corp	43,769	701

See accompanying notes

374

Schedule of Investments LargeCap Blend Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Meat Products (0.55%)			Life & Health Insurance (continued)
Hormel Foods Corp	61,976 $	2,260	Lincoln National Corp	28,209 $	672
Smithfield Foods Inc (a)	26,429	352	Protective Life Corp	22,883	441
Tyson Foods Inc	187,397	2,346	Prudential Financial Inc	85,441	3,865

		4,958	Torchmark Corp	9,059	368

			Unum Group	278,418	5,554

Forestry (0.20%)

Plum Creek Timber Co Inc	58,224	1,822			11,834

			Machinery - Construction & Mining (0.18%)
Garden Products (0.29%)			Caterpillar Inc	29,555	1,627
Toro Co	71,472	2,646
			Machinery - Farm (0.21%)
Gas - Distribution (0.14%)			AGCO Corp (a)	38,727	1,088
NiSource Inc	97,738	1,263	Deere & Co	18,325	835

					1,923

Gold Mining (0.22%)
Newmont Mining Corp	45,859	1,993	Medical - Biomedical/Gene (2.36%)
			Amgen Inc (a)	130,524	7,013
Hospital Beds & Equipment (0.02%)			Biogen Idec Inc (a)	40,112	1,690
Hill-Rom Holdings Inc	7,869	154	Celgene Corp (a)	12,584	643
			Genzyme Corp (a)	59,998	3,036
Hotels & Motels (0.30%)			Gilead Sciences Inc (a)	206,684	8,794

Marriott International Inc/DE	72,048	1,806
					21,176

Wyndham Worldwide Corp	54,372	927

		2,733	Medical - Drugs (4.93%)

			Abbott Laboratories	7,173	363
Human Resources (0.34%)			Bristol-Myers Squibb Co	68,824	1,500
Manpower Inc	47,864	2,269
			Eli Lilly & Co	312,940	10,643
Robert Half International Inc	34,680	805

			Forest Laboratories Inc (a)	103,800	2,872
		3,074	King Pharmaceuticals Inc (a)	69,775	707

Independent Power Producer (0.09%)			Merck & Co Inc/NJ	195,209	6,038
Dynegy Inc (a)	46,552	93	Pfizer Inc	960,043	16,350
Mirant Corp (a)	53,028	741	Schering-Plough Corp	206,331	5,818

		834			44,291

Instruments - Scientific (0.32%)			Medical - Generic Drugs (0.01%)
Thermo Fisher Scientific Inc (a)	63,342	2,850	Watson Pharmaceuticals Inc (a)	2,975	102

Internet Security (0.75%)			Medical - HMO (0.70%)
Symantec Corp (a)	253,403	4,455	Coventry Health Care Inc (a)	101,669	2,016
VeriSign Inc (a)	99,981	2,280	UnitedHealth Group Inc	82,420	2,139

		6,735	WellPoint Inc (a)	46,210	2,161

Investment Companies (0.02%)					6,316

Allied Capital Corp	58,608	183	Medical - Wholesale Drug Distribution (0.79%)
			AmerisourceBergen Corp	15,210	337
Investment Management & Advisory Services (1.31%)			Cardinal Health Inc	129,314	3,664
Eaton Vance Corp	59,701	1,695	McKesson Corp	52,695	3,095

Federated Investors Inc	114,868	3,015			7,096

Franklin Resources Inc	2,548	267
T Rowe Price Group Inc	139,874	6,816	Medical Instruments (0.63%)

			Beckman Coulter Inc	17,020	1,095
		11,793

			Boston Scientific Corp (a)	303,756	2,466
Life & Health Insurance (1.32%)
Aflac Inc	22,518	934

See accompanying notes

375

Schedule of Investments LargeCap Blend Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Instruments (continued)			Oil Company - Integrated (7.31%)
Medtronic Inc	59,209 $	2,114	Chevron Corp	217,939 $	16,681

		5,675	ConocoPhillips	284,061	14,254

			Exxon Mobil Corp	467,751	33,524
Medical Products (2.13%)
Becton Dickinson and Co	6,024	412	Hess Corp	20,239	1,108

CareFusion Corp (a)	69,665	1,558			65,567

Johnson & Johnson	236,186	13,947	Oil Refining & Marketing (0.39%)
Stryker Corp	68,766	3,163	Tesoro Corp/Texas	7,758	110

		19,080	Valero Energy Corp	189,018	3,421

					3,531

Metal - Aluminum (0.19%)
Alcoa Inc	135,057	1,677	Paper & Related Products (0.64%)
			International Paper Co	71,054	1,585
Metal - Copper (0.45%)			Rayonier Inc	106,716	4,117

Freeport-McMoRan Copper & Gold Inc	54,858	4,024			5,702

Metal Processors & Fabrication (0.09%)			Pharmacy Services (0.43%)
Commercial Metals Co	55,126	818	Medco Health Solutions Inc (a)	69,394	3,894

Multi-Line Insurance (0.45%)			Printing - Commercial (0.03%)
MetLife Inc	117,916	4,013	RR Donnelley & Sons Co	14,429	290

Multimedia (2.08%)			Property & Casualty Insurance (0.74%)
News Corp	310,819	3,581	Chubb Corp	31,706	1,539
Time Warner Inc	330,802	9,964	Travelers Cos Inc/The	101,674	5,062

Walt Disney Co/The	186,830	5,113			6,601

		18,658	Racetracks (0.04%)

Networking Products (1.56%)			Penn National Gaming Inc (a)	13,500	339
Cisco Systems Inc (a)	613,973	14,029
			Regional Banks (2.64%)
Oil - Field Services (1.51%)			Capital One Financial Corp	50,408	1,845
Baker Hughes Inc	5,263	221	Fifth Third Bancorp	175,017	1,564
Exterran Holdings Inc (a)	57,203	1,169	US Bancorp	257,139	5,971
Halliburton Co	134,517	3,929	Wells Fargo & Co	518,886	14,280

Schlumberger Ltd	132,350	8,232			23,660

		13,551	REITS - Apartments (0.40%)

Oil & Gas Drilling (0.42%)			AvalonBay Communities Inc	40,309	2,772
Patterson-UTI Energy Inc	190,752	2,972	Equity Residential	29,295	846

Transocean Ltd (a)	1,414	119			3,618

Unit Corp (a)	17,610	688	REITS - Diversified (0.16%)

		3,779	Liberty Property Trust	47,942	1,408

Oil Company - Exploration & Production (2.67%)
			REITS - Healthcare (0.03%)
Apache Corp	28,841	2,714
			Nationwide Health Properties Inc	9,337	301
Chesapeake Energy Corp	10,578	259
Cimarex Energy Co	64,672	2,533
			REITS - Regional Malls (0.61%)
Devon Energy Corp	193,452	12,518	Macerich Co/The	8,193	244
Occidental Petroleum Corp	67,326	5,109	Simon Property Group Inc	77,598	5,268

St Mary Land & Exploration Co	13,948	476			5,512

XTO Energy Inc	8,741	363

		23,972	REITS - Shopping Centers (0.06%)

			Federal Realty Investment Trust	6,676	394

See accompanying notes

376

Schedule of Investments LargeCap Blend Fund I October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Shopping Centers (continued)			Telecommunication Equipment (0.09%)
Regency Centers Corp	5,478 $	184	Tellabs Inc (a)	136,638 $	823

		578

			Telecommunication Equipment - Fiber Optics (0.05%)
REITS - Storage (0.24%)
			JDS Uniphase Corp (a)	83,567	467
Public Storage	28,757	2,117
			Telecommunication Services (0.04%)
Retail - Apparel & Shoe (1.00%)
			NeuStar Inc (a)	17,245	398
Aeropostale Inc (a)	33,916	1,273
Gap Inc/The	60,023	1,281	Telephone - Integrated (2.68%)
Nordstrom Inc	15,268	485	AT&T Inc	655,099	16,816
Ross Stores Inc	134,342	5,912	CenturyTel Inc	28,050	911

		8,951	Sprint Nextel Corp (a)	562,075	1,664

Retail - Discount (1.99%)			Verizon Communications Inc	156,518	4,631

Big Lots Inc (a)	85,476	2,141			24,022

Dollar Tree Inc (a)	76,240	3,441	Television (0.13%)
Family Dollar Stores Inc	37,819	1,070	CBS Corp	99,498	1,171
Wal-Mart Stores Inc	225,424	11,199

		17,851	Tobacco (2.90%)

			Altria Group Inc	182,018	3,296
Retail - Drug Store (1.58%)
			Lorillard Inc	147,792	11,487
CVS Caremark Corp	222,166	7,843
			Philip Morris International Inc	236,490	11,200

Walgreen Co	167,040	6,319

					25,983

		14,162

			Transport - Services (2.28%)
Retail - Major Department Store (0.67%)
			Expeditors International of Washington Inc	49,424	1,592
TJX Cos Inc	160,259	5,986
			FedEx Corp	49,224	3,578
Retail - Pet Food & Supplies (0.23%)			United Parcel Service Inc	285,646	15,334

PetSmart Inc	87,120	2,050			20,504

			Vitamins & Nutrition Products (0.01%)
Retail - Regional Department Store (0.39%)
			Herbalife Ltd	3,797	128
Kohl's Corp (a)	60,904	3,485
			Web Portals (1.23%)
Retail - Restaurants (0.26%)
			Google Inc (a)	20,226	10,843
McDonald's Corp	39,644	2,324
			Yahoo! Inc (a)	13,812	220

					11,063

Savings & Loans - Thrifts (0.15%)
Hudson City Bancorp Inc	99,270	1,304	Wireless Equipment (1.13%)
			Motorola Inc	127,205	1,090
Schools (0.09%)			Qualcomm Inc	218,912	9,065

Apollo Group Inc (a)	13,990	799			10,155

Semiconductor Component - Integrated Circuits (0.07%)			X-Ray Equipment (0.01%)
Analog Devices Inc	5,557	143	Hologic Inc (a)	6,218	92

Integrated Device Technology Inc (a)	86,257	507	TOTAL COMMON STOCKS	$ 870,946

		650

Steel - Producers (0.44%)
Nucor Corp	45,499	1,813
Reliance Steel & Aluminum Co	26,871	980
Schnitzer Steel Industries Inc	27,582	1,193

		3,986

See accompanying notes

377

Schedule of Investments LargeCap Blend Fund I

October 31, 2009

				Portfolio Summary (unaudited)

	Principal
			Sector			Percent

	Amount	Value
	(000's)	(000's)	Consumer, Non-cyclical			21.58%

			Financial			15.95%
REPURCHASE AGREEMENTS (2.81%)			Technology			13.51%
Diversified Banking Institutions (2.81%)			Energy			12.40%
Investment in Joint Trading Account; Bank			Communications			11.58%
of America Repurchase Agreement; 0.06%			Industrial			9.96%
dated 10/30/09 maturing 11/02/09			Consumer, Cyclical			8.69%
(collateralized by Sovereign Agency			Basic Materials			3.80%
Issues; $6,430,000; 0.00% - 5.75%; dated			Utilities			2.38%
11/02/09 - 07/15/32)	$ 6,304$	6,304	Other Assets in Excess of Liabilities, Net			0.15%

Investment in Joint Trading Account; Credit			TOTAL NET ASSETS			100.00%

Suisse Repurchase Agreement; 0.06%				Other Assets Summary (unaudited)

dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;			Asset Type			Percent

$6,430,000; 1.38% - 2.00%; dated			Futures			2.96%
02/28/10 - 09/15/12)	6,305	6,305
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $6,430,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	6,304	6,304
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $6,430,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	6,304	6,304

		25,217

TOTAL REPURCHASE AGREEMENTS	$ 25,217

Total Investments	$ 896,163
Other Assets in Excess of Liabilities, Net - 0.15%		1,338

TOTAL NET ASSETS - 100.00%	$ 897,501

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 83,812
Unrealized Depreciation		(113,302)

Net Unrealized Appreciation (Depreciation)		(29,490)
Cost for federal income tax purposes		925,653
All dollar amounts are shown in thousands (000's)

Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009		Buy	103	$ 27,225 $	26,600 $	(625)
All dollar amounts are shown in thousands (000's)

See accompanying notes

378

Schedule of Investments LargeCap Blend Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.36%)			COMMON STOCKS (continued)
Advertising Agencies (0.13%)			Audio & Video Products (0.01%)
Interpublic Group of Cos Inc (a)	17,082 $	103	Harman International Industries Inc	2,700 $	102
Omnicom Group Inc	22,722	779

		882	Auto - Car & Light Trucks (0.07%)

			Ford Motor Co (a)	67,377	472
Advertising Sales (0.02%)
Lamar Advertising Co (a)	5,000	121	Auto - Medium & Heavy Duty Trucks (0.14%)
			PACCAR Inc	26,700	999
Aerospace & Defense (0.91%)
Boeing Co/The	37,091	1,773	Auto/Truck Parts & Equipment - Original (0.12%)
General Dynamics Corp	18,118	1,136	Johnson Controls Inc	34,153	817
Lockheed Martin Corp	22,416	1,542
Northrop Grumman Corp	13,994	702	Beverages - Non-Alcoholic (2.44%)
Raytheon Co	17,887	810	Coca-Cola Co/The	114,038	6,079
Rockwell Collins Inc	8,641	435	Coca-Cola Enterprises Inc	11,145	212

		6,398	Pepsi Bottling Group Inc	5,200	195

			PepsiCo Inc	176,511	10,688

Aerospace & Defense Equipment (0.97%)
					17,174

Goodrich Corp	10,257	557
Orbital Sciences Corp (a)	228,340	2,941	Beverages - Wine & Spirits (0.03%)
United Technologies Corp	53,960	3,316	Brown-Forman Corp	3,860	188

		6,814

			Brewery (0.04%)
Agricultural Chemicals (0.59%)			Molson Coors Brewing Co	5,510	270
CF Industries Holdings Inc	1,702	142
Monsanto Co	56,917	3,823	Broadcasting Services & Programming (0.07%)
Mosaic Co/The	1,500	70	Discovery Communications Inc - A Shares (a)	3,450	95
Potash Corp of Saskatchewan Inc	1,400	130	Discovery Communications Inc - C Shares (a)	11,950	287

		4,165	Scripps Networks Interactive	3,134	118

Agricultural Operations (0.10%)					500

Archer-Daniels-Midland Co	23,716	714	Building - Residential & Commercial (0.70%)
			DR Horton Inc	19,994	219
Airlines (0.04%)			Lennar Corp	8,300	105
Southwest Airlines Co	33,200	279	Toll Brothers Inc (a)	266,450	4,615

					4,939

Apparel Manufacturers (0.18%)
Coach Inc	27,377	903	Building Products - Wood (0.86%)
Polo Ralph Lauren Corp	2,031	151	Masco Corp	516,012	6,063
VF Corp	3,132	222

		1,276	Cable/Satellite TV (0.50%)

			Cablevision Systems Corp	17,500	402
Applications Software (3.26%)			Comcast Corp - Class A	67,834	984
Citrix Systems Inc (a)	6,417	236	DIRECTV Group Inc/The (a)	15,668	412
Compuware Corp (a)	8,348	59	Time Warner Cable Inc	43,270	1,706

Intuit Inc (a)	32,353	941			3,504

Microsoft Corp	760,973	21,102
Red Hat Inc (a)	25,008	645	Casino Hotels (0.08%)

			MGM Mirage (a)	50,136	465
		22,983

			Wynn Resorts Ltd (a)	2,400	130

Athletic Footwear (0.16%)					595

Nike Inc	18,182	1,131
			Casino Services (0.03%)
			International Game Technology	12,000	214

See accompanying notes

379

Schedule of Investments

LargeCap Blend Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cellular Telecommunications (0.05%)			Computer Aided Design (0.50%)
MetroPCS Communications Inc (a)	37,100 $	231	Autodesk Inc (a)	140,580 $	3,505
NII Holdings Inc (a)	3,500	94

		325	Computer Services (0.24%)

			Accenture PLC - Class A	20,000	742
Chemicals - Diversified (0.41%)
			Cognizant Technology Solutions Corp (a)	10,304	398
Dow Chemical Co/The	36,418	855
			Computer Sciences Corp (a)	11,231	569

EI Du Pont de Nemours & Co	48,525	1,544
					1,709

FMC Corp	2,546	130
PPG Industries Inc	5,795	327	Computers (4.30%)

		2,856	Apple Inc (a)	79,659	15,016

			Dell Inc (a)	101,074	1,465
Chemicals - Specialty (0.13%)
			Hewlett-Packard Co	115,408	5,477
Eastman Chemical Co	2,554	134
			IBM Corp	66,996	8,080
Ecolab Inc	8,304	365
			Sun Microsystems Inc (a)	26,473	216

International Flavors & Fragrances Inc	2,777	106
					30,254

Sigma-Aldrich Corp	6,081	316

		921	Computers - Integrated Systems (0.02%)

			Teradata Corp (a)	6,037	168
Coal (0.21%)

Consol Energy Inc	12,400	531	Computers - Memory Devices (0.37%)
Massey Energy Co	2,500	73	EMC Corp/Massachusetts (a)	103,954	1,712
Peabody Energy Corp	21,299	843	NetApp Inc (a)	9,000	243

		1,447	SanDisk Corp (a)	18,600	381

Coatings & Paint (0.07%)			Western Digital Corp (a)	7,895	266

Sherwin-Williams Co/The	8,631	492			2,602

			Consulting Services (0.04%)
Commercial Banks (0.23%)
			Verisk Analytics Inc (a)	10,400	285
BB&T Corp	24,939	596

First Horizon National Corp (a)	19,215	227	Consumer Products - Miscellaneous (0.54%)
M&T Bank Corp	2,889	182	Clorox Co	12,600	746
Marshall & Ilsley Corp	60,927	324	Kimberly-Clark Corp	50,127	3,066

Regions Financial Corp	56,700	275			3,812

		1,604

			Containers - Metal & Glass (0.05%)
Commercial Services (0.04%)			Ball Corp	3,308	163
Convergys Corp (a)	4,315	47	Owens-Illinois Inc (a)	5,918	189

Quanta Services Inc (a)	10,369	220			352

		267

			Containers - Paper & Plastic (0.04%)
Commercial Services - Finance (1.19%)			Bemis Co Inc	3,794	98
Automatic Data Processing Inc	25,431	1,012	Pactiv Corp (a)	4,636	107
Equifax Inc	4,441	122	Sealed Air Corp	5,603	108

H&R Block Inc	30,581	561			313

Mastercard Inc	5,207	1,140
			Cosmetics & Toiletries (2.02%)
Moody's Corp	108,876	2,578
			Avon Products Inc	12,829	411
Paychex Inc	8,400	239
			Colgate-Palmolive Co	15,955	1,255
Total System Services Inc	6,928	111
			Estee Lauder Cos Inc/The	4,146	176
Visa Inc	24,630	1,866
			Procter & Gamble Co	213,639	12,391

Western Union Co/The	42,840	778

					14,233

		8,407

			Cruise Lines (0.04%)
			Carnival Corp	10,328	301

See accompanying notes

380

Schedule of Investments
LargeCap Blend Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (0.14%)			Electric - Generation (0.06%)
Dun & Bradstreet Corp	1,854 $	142	AES Corp/The	32,240 $	421
Fidelity National Information Services Inc	13,842	301
Fiserv Inc (a)	11,325	520	Electric - Integrated (2.49%)

		963	Allegheny Energy Inc	11,100	253

			Ameren Corp	8,200	200
Dental Supplies & Equipment (0.04%)
			American Electric Power Co Inc	36,773	1,111
DENTSPLY International Inc	5,500	181
			CMS Energy Corp	8,045	107
Patterson Cos Inc (a)	3,238	83

			Constellation Energy Group Inc	23,792	736
		264

			Dominion Resources Inc/VA	13,699	467
Dialysis Centers (0.04%)			DTE Energy Co	5,780	214
DaVita Inc (a)	5,700	302	Duke Energy Corp	41,036	649
			Edison International	19,851	632
Disposable Medical Products (0.05%)			Entergy Corp	14,249	1,093
CR Bard Inc	4,700	353
			Exelon Corp	115,566	5,427
			FirstEnergy Corp	19,084	826
Distribution & Wholesale (0.08%)
			FPL Group Inc	25,252	1,240
Fastenal Co	1,900	66
			Northeast Utilities	6,159	142
Genuine Parts Co	8,405	294
			Pepco Holdings Inc	15,600	233
WW Grainger Inc	2,198	206

			PG&E Corp	8,614	352
		566

			Pinnacle West Capital Corp	9,657	303
Diversified Banking Institutions (5.39%)			PPL Corp	27,450	808
Bank of America Corp	804,608	11,731	Progress Energy Inc	12,316	462
Citigroup Inc	592,202	2,422	Public Service Enterprise Group Inc	21,557	642
Goldman Sachs Group Inc/The	26,797	4,560	SCANA Corp	3,874	131
JP Morgan Chase & Co	403,899	16,871	Southern Co	16,635	519
Morgan Stanley	74,330	2,388	TECO Energy Inc	31,910	458

		37,972	Wisconsin Energy Corp	4,108	179

Diversified Manufacturing Operations (3.28%)			Xcel Energy Inc	19,816	373

3M Co	42,453	3,123			17,557

Cooper Industries PLC	8,300	321
			Electric Products - Miscellaneous (0.17%)
Danaher Corp	25,609	1,747	Emerson Electric Co	28,692	1,083
Dover Corp	6,540	247	Molex Inc	4,775	89

Eaton Corp	46,920	2,836			1,172

General Electric Co	843,004	12,021
Honeywell International Inc	38,202	1,371	Electronic Components - Miscellaneous (0.06%)
			Jabil Circuit Inc	6,480	87
Illinois Tool Works Inc	14,778	679
			Tyco Electronics Ltd	15,025	319

ITT Corp	6,410	325
					406

Leggett & Platt Inc	5,487	106
Parker Hannifin Corp	5,641	299	Electronic Components - Semiconductors (1.32%)

		23,075	Advanced Micro Devices Inc (a)	41,200	189

			Altera Corp	10,338	205
E-Commerce - Products (0.37%)
			Broadcom Corp (a)	8,100	215
Amazon.com Inc (a)	22,153	2,632
			Intel Corp	296,291	5,662
E-Commerce - Services (0.24%)			LSI Corp (a)	22,908	117
eBay Inc (a)	26,640	593	MEMC Electronic Materials Inc (a)	6,600	82
Expedia Inc (a)	32,501	737	Micron Technology Inc (a)	74,914	509
Liberty Media Corp - Interactive (a)	31,500	357	National Semiconductor Corp	66,623	862

		1,687	NVIDIA Corp (a)	19,249	230

			QLogic Corp (a)	4,150	73

See accompanying notes

381

Schedule of Investments
LargeCap Blend Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Investment Banker & Broker
(continued)			(continued)
Texas Instruments Inc	38,115 $	894	TD Ameritrade Holding Corp (a)	5,900 $	114

Xilinx Inc	11,899	259			3,294

		9,297

			Finance - Other Services (0.23%)
Electronic Forms (0.05%)			CME Group Inc	1,585	480
Adobe Systems Inc (a)	10,994	362	IntercontinentalExchange Inc (a)	6,971	698
			NASDAQ OMX Group Inc/The (a)	5,004	90
Electronic Measurement Instruments (0.04%)			NYSE Euronext	13,000	336

Agilent Technologies Inc (a)	12,200	302			1,604

Electronics - Military (0.04%)			Food - Confectionery (0.09%)
L-3 Communications Holdings Inc	4,097	296	Hershey Co/The	5,779	218
			JM Smucker Co/The	8,110	428

Energy - Alternate Sources (0.54%)					646

First Solar Inc (a)	31,220	3,807
			Food - Dairy Products (0.02%)
			Dean Foods Co (a)	6,336	115
Engineering - Research & Development Services (0.15%)
Fluor Corp	14,122	628
			Food - Meat Products (0.03%)
Foster Wheeler AG (a)	1,900	53
			Hormel Foods Corp	2,451	90
Jacobs Engineering Group Inc (a)	4,355	184
			Tyson Foods Inc	10,727	134

McDermott International Inc (a)	8,600	191

					224

		1,056

			Food - Miscellaneous/Diversified (1.91%)
Engines - Internal Combustion (0.04%)
			Campbell Soup Co	19,371	615
Cummins Inc	7,089	305
			General Mills Inc	6,760	446
			HJ Heinz Co	11,076	446
Enterprise Software & Services (0.46%)
BMC Software Inc (a)	6,467	240	Kellogg Co	114,730	5,913
CA Inc	50,789	1,063	Kraft Foods Inc	81,615	2,246
Oracle Corp	92,644	1,955	McCormick & Co Inc/MD	108,690	3,805

		3,258			13,471

Entertainment Software (0.03%)			Food - Retail (0.14%)
Electronic Arts Inc (a)	11,800	215	Kroger Co/The	17,832	412
			Safeway Inc	14,637	327
Fiduciary Banks (0.47%)			Whole Foods Market Inc (a)	8,000	257

Bank of New York Mellon Corp/The	51,060	1,361			996

Northern Trust Corp	16,058	807	Food - Wholesale & Distribution (0.12%)
State Street Corp	27,478	1,154	Sysco Corp	32,675	864

		3,322

Filtration & Separation Products (0.02%)			Forestry (0.08%)
Pall Corp	4,145	132	Plum Creek Timber Co Inc	5,721	179
			Weyerhaeuser Co	10,300	374

Finance - Consumer Loans (0.07%)					553

SLM Corp (a)	48,000	466	Gas - Distribution (0.32%)
			Centerpoint Energy Inc	66,778	841
Finance - Credit Card (0.66%)
			Nicor Inc	1,575	58
American Express Co	125,074	4,358
			NiSource Inc	31,396	406
Discover Financial Services	18,825	266

			Sempra Energy	18,151	934

		4,624

					2,239

Finance - Investment Banker & Broker (0.47%)
Charles Schwab Corp/The	183,401	3,180

See accompanying notes

382

Schedule of Investments LargeCap Blend Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gold Mining (0.98%)			Investment Management & Advisory Services (0.28%)
Eldorado Gold Corp (a)	10,400 $	115	Federated Investors Inc	3,108 $	81
Newmont Mining Corp	156,769	6,813	Franklin Resources Inc	3,572	374

		6,928	Invesco Ltd	35,720	755

			Janus Capital Group Inc	23,000	302
Hazardous Waste Disposal (0.08%)
Stericycle Inc (a)	10,890	570	T Rowe Price Group Inc	9,001	439

					1,951

Home Decoration Products (0.30%)			Life & Health Insurance (0.44%)
Newell Rubbermaid Inc	143,199	2,078	Aflac Inc	30,555	1,268
			Lincoln National Corp	12,500	298
Hotels & Motels (0.13%)
			Prudential Financial Inc	25,782	1,166
Marriott International Inc/DE	27,393	687
			Torchmark Corp	2,907	118
Starwood Hotels & Resorts Worldwide Inc	4,900	142
			Unum Group	11,645	232

Wyndham Worldwide Corp	6,224	106

					3,082

		935

			Linen Supply & Related Items (0.04%)
Human Resources (0.02%)
			Cintas Corp	9,917	275
Robert Half International Inc	5,600	130

			Machinery - Construction & Mining (0.10%)
Independent Power Producer (0.08%)
			Caterpillar Inc	12,996	716
NRG Energy Inc (a)	25,000	575

			Machinery - Farm (0.17%)
Industrial Audio & Video Products (0.75%)
			Deere & Co	25,904	1,180
Dolby Laboratories Inc (a)	125,570	5,266

			Machinery - Pumps (0.03%)
Industrial Automation & Robots (0.10%)
			Flowserve Corp	1,966	193
Rockwell Automation Inc/DE	17,688	724

			Medical - Biomedical/Gene (1.91%)
Industrial Gases (0.72%)
			Amgen Inc (a)	49,040	2,635
Air Products & Chemicals Inc	43,018	3,318
			Biogen Idec Inc (a)	14,985	631
Airgas Inc	2,846	126
			Celgene Corp (a)	80,713	4,120
Praxair Inc	20,016	1,590

			Genzyme Corp (a)	65,774	3,328
		5,034

			Gilead Sciences Inc (a)	52,277	2,224
Instruments - Scientific (0.14%)			Life Technologies Corp (a)	4,800	227
PerkinElmer Inc	4,068	76	Millipore Corp (a)	1,951	131
Thermo Fisher Scientific Inc (a)	10,435	469	Vertex Pharmaceuticals Inc (a)	3,500	118

Waters Corp (a)	7,524	432			13,414

		977

			Medical - Drugs (5.21%)
Insurance Brokers (0.23%)			Abbott Laboratories	178,272	9,015
Aon Corp	26,845	1,034	Allergan Inc/United States	18,755	1,055
Marsh & McLennan Cos Inc	26,199	614	Bristol-Myers Squibb Co	269,154	5,868

		1,648	Cephalon Inc (a)	3,000	164

Internet Infrastructure Software (0.02%)			Eli Lilly & Co	46,050	1,566
Akamai Technologies Inc (a)	6,059	133	Forest Laboratories Inc (a)	10,601	293
			Merck & Co Inc/NJ	112,617	3,483
Internet Security (0.19%)			Novartis AG ADR	118,690	6,166
McAfee Inc (a)	13,700	574	Pfizer Inc	388,557	6,617
Symantec Corp (a)	17,037	299	Schering-Plough Corp	87,991	2,482

VeriSign Inc (a)	19,400	443			36,709

		1,316

			Medical - Generic Drugs (0.04%)
			Mylan Inc/PA (a)	10,642	173

See accompanying notes

383

Schedule of Investments
LargeCap Blend Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Generic Drugs (continued)			Motorcycle/Motor Scooter (0.06%)
Watson Pharmaceuticals Inc (a)	3,716 $	128	Harley-Davidson Inc	17,400 $	434

		301

			Multi-Line Insurance (0.44%)
Medical - HMO (0.66%)
			Allstate Corp/The	11,217	332
Aetna Inc	27,038	704
			Assurant Inc	17,745	531
CIGNA Corp	18,884	526
			Cincinnati Financial Corp	5,714	145
Coventry Health Care Inc (a)	5,257	104
			Genworth Financial Inc	39,700	421
Humana Inc (a)	13,462	506
			Hartford Financial Services Group Inc	6,400	157
UnitedHealth Group Inc	52,020	1,350
			Loews Corp	11,300	374
WellPoint Inc (a)	30,546	1,428

			MetLife Inc	33,231	1,131

		4,618

					3,091

Medical - Hospitals (0.02%)
			Multimedia (1.93%)
Tenet Healthcare Corp (a)	21,000	107
			McGraw-Hill Cos Inc/The	19,163	552
			Meredith Corp	1,334	36
Medical - Wholesale Drug Distribution (0.68%)
AmerisourceBergen Corp	151,197	3,349	News Corp	308,480	4,195
Cardinal Health Inc	19,440	551	News Corp	64,643	745
McKesson Corp	15,505	911	Time Warner Inc	69,874	2,105

		4,811	Viacom Inc (a)	14,334	395

			Walt Disney Co/The	202,416	5,540

Medical Information Systems (0.01%)					13,568

IMS Health Inc	6,410	105
			Networking Products (1.53%)
Medical Instruments (0.93%)			Cisco Systems Inc (a)	256,440	5,859
Boston Scientific Corp (a)	51,543	419	Juniper Networks Inc (a)	193,564	4,938

Edwards Lifesciences Corp (a)	36,900	2,839			10,797

Intuitive Surgical Inc (a)	1,400	345	Non-Hazardous Waste Disposal (0.22%)
Medtronic Inc	60,798	2,170	Republic Services Inc	46,400	1,202
St Jude Medical Inc (a)	23,480	800	Waste Management Inc	12,384	370

		6,573			1,572

Medical Laboratory & Testing Service (0.08%)			Office Automation & Equipment (0.06%)
Laboratory Corp of America Holdings (a)	3,807	262	Pitney Bowes Inc	7,276	178
Quest Diagnostics Inc	5,482	307	Xerox Corp	30,541	230

		569			408

Medical Products (2.28%)			Office Supplies & Forms (0.02%)
Baxter International Inc	32,606	1,763	Avery Dennison Corp	3,963	141
Becton Dickinson and Co	10,108	691
CareFusion Corp (a)	19,575	438	Oil - Field Services (1.55%)
Covidien PLC	16,525	696	Baker Hughes Inc	21,640	910
Hospira Inc (a)	9,667	431	BJ Services Co	28,765	552
Johnson & Johnson	189,972	11,218	Halliburton Co	154,416	4,511
Stryker Corp	18,216	838	Schlumberger Ltd	69,253	4,308

		16,075	Smith International Inc	21,746	603

					10,884

Metal - Copper (0.52%)
Freeport-McMoRan Copper & Gold Inc	50,333	3,692	Oil & Gas Drilling (0.61%)
			Diamond Offshore Drilling Inc	39,872	3,798
Metal Processors & Fabrication (0.11%)			ENSCO International Inc	5,006	229
Precision Castparts Corp	8,227	785	Nabors Industries Ltd (a)	9,981	208

See accompanying notes

384

Schedule of Investments LargeCap Blend Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Pipelines (continued)
Rowan Cos Inc	3,963 $	92	Williams Cos Inc	51,086 $	963

		4,327			2,058

Oil Company - Exploration & Production (2.26%)			Printing - Commercial (0.02%)
Anadarko Petroleum Corp	11,776	717	RR Donnelley & Sons Co	7,214	145
Apache Corp	7,023	661
Cabot Oil & Gas Corp	12,442	479	Property & Casualty Insurance (0.82%)
Chesapeake Energy Corp	13,420	329	Chubb Corp	21,573	1,047
Devon Energy Corp	17,683	1,144	Progressive Corp/The	184,466	2,951
EOG Resources Inc	16,348	1,335	Travelers Cos Inc/The	35,514	1,768

EQT Corp	4,599	193			5,766

Newfield Exploration Co (a)	114,780	4,708	Quarrying (0.06%)
Noble Energy Inc	6,093	400	Vulcan Materials Co	8,600	396
Occidental Petroleum Corp	38,062	2,888
Range Resources Corp	4,800	240	Regional Banks (2.81%)
Southwestern Energy Co (a)	26,705	1,164	Capital One Financial Corp	10,855	397
XTO Energy Inc	39,885	1,658	Comerica Inc	5,311	147

		15,916	Fifth Third Bancorp	69,218	619

			Keycorp	49,600	267
Oil Company - Integrated (6.40%)
			PNC Financial Services Group Inc	20,024	980
Chevron Corp	105,745	8,094
			SunTrust Banks Inc	22,128	423
ConocoPhillips	56,017	2,811
			US Bancorp	103,437	2,402
Exxon Mobil Corp	333,507	23,902
			Wells Fargo & Co	529,812	14,581

Hess Corp	13,586	744
					19,816

Marathon Oil Corp	16,989	543
Murphy Oil Corp	23,805	1,455	Reinsurance (0.35%)
Petroleo Brasileiro SA ADR	69,090	3,193	Berkshire Hathaway Inc - Class A (a)	25	2,475
Suncor Energy Inc	16,100	532
			REITS - Apartments (0.12%)
Total SA ADR	62,620	3,762

			Apartment Investment & Management Co	4,111	51
		45,036

			AvalonBay Communities Inc	7,710	530
Oil Field Machinery & Equipment (0.73%)			Equity Residential	9,627	278

Cameron International Corp (a)	7,662	283			859

FMC Technologies Inc (a)	13,400	705
			REITS - Diversified (0.05%)
National Oilwell Varco Inc	100,471	4,118

			Vornado Realty Trust	5,487	327
		5,106

Oil Refining & Marketing (0.06%)			REITS - Healthcare (0.10%)
Tesoro Corp/Texas	4,903	69	HCP Inc	10,298	304
Valero Energy Corp	18,000	326	Health Care REIT Inc	4,211	187

		395	Ventas Inc	5,502	221

					712

Paper & Related Products (0.38%)
International Paper Co	114,177	2,547	REITS - Hotels (0.03%)
MeadWestvaco Corp	5,962	136	Host Hotels & Resorts Inc	21,214	214

		2,683

			REITS - Office Property (0.09%)
Pharmacy Services (0.40%)			Boston Properties Inc	10,571	642
Express Scripts Inc (a)	17,639	1,410
Medco Health Solutions Inc (a)	24,717	1,387	REITS - Regional Malls (0.18%)

		2,797	Simon Property Group Inc	18,953	1,287

Pipelines (0.29%)
Spectra Energy Corp	57,298	1,095

See accompanying notes

385

Schedule of Investments LargeCap Blend Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Shopping Centers (0.04%)			Retail - Major Department Store (continued)
Kimco Realty Corp	23,325 $	295	TJX Cos Inc	10,012 $	374

					649

REITS - Storage (0.05%)
			Retail - Office Supplies (0.98%)
Public Storage	4,763	351
			Staples Inc	319,153	6,926
Retail - Apparel & Shoe (0.22%)
			Retail - Regional Department Store (0.20%)
Abercrombie & Fitch Co	3,091	102
			Kohl's Corp (a)	24,819	1,420
Gap Inc/The	52,921	1,129
Ltd Brands Inc	9,382	165
			Retail - Restaurants (0.80%)
Nordstrom Inc	5,753	183	Darden Restaurants Inc	4,901	149

		1,579	McDonald's Corp	59,683	3,498

Retail - Auto Parts (0.12%)			Starbucks Corp (a)	57,512	1,092
AutoZone Inc (a)	4,733	641	Yum! Brands Inc	26,720	880

O'Reilly Automotive Inc (a)	4,806	179			5,619

		820

			Savings & Loans - Thrifts (0.06%)
Retail - Automobile (0.01%)			Hudson City Bancorp Inc	16,575	218
AutoNation Inc (a)	3,317	57	People's United Financial Inc	12,242	196

					414

Retail - Bedding (0.16%)
			Schools (0.11%)
Bed Bath & Beyond Inc (a)	31,002	1,092
			Apollo Group Inc (a)	8,445	482
Retail - Building Products (0.65%)			DeVry Inc	3,491	193
Home Depot Inc	96,679	2,426	Washington Post Co/The	218	94

Lowe's Cos Inc	111,305	2,178			769

		4,604	Semiconductor Component - Integrated Circuits (0.04%)

Retail - Computer Equipment (0.02%)			Marvell Technology Group Ltd (a)	20,800	285
GameStop Corp (a)	5,786	141
			Semiconductor Equipment (0.81%)
Retail - Consumer Electronics (0.05%)			Applied Materials Inc	64,038	781
Best Buy Co Inc	8,053	308	ASML Holding NV	174,960	4,713
RadioShack Corp	4,507	76	KLA-Tencor Corp	6,300	205

		384			5,699

Retail - Discount (1.79%)			Steel - Producers (0.17%)
Big Lots Inc (a)	2,903	73	AK Steel Holding Corp	3,844	61
Costco Wholesale Corp	11,009	626	Nucor Corp	18,179	725
Family Dollar Stores Inc	4,910	139	United States Steel Corp	10,935	377

Target Corp	17,746	859			1,163

Wal-Mart Stores Inc	218,955	10,878	Telecommunication Equipment (0.04%)

		12,575	Harris Corp	4,606	192

Retail - Drug Store (0.64%)			Tellabs Inc (a)	14,357	87

CVS Caremark Corp	81,580	2,880			279

Walgreen Co	43,057	1,629	Telecommunication Equipment - Fiber Optics (0.86%)

		4,509	Corning Inc	393,228	5,745

Retail - Jewelry (0.02%)			JDS Uniphase Corp (a)	57,127	319

Tiffany & Co	4,362	171			6,064

			Telephone - Integrated (2.16%)
Retail - Major Department Store (0.09%)
			AT&T Inc	327,351	8,403
JC Penney Co Inc	8,289	275
			CenturyTel Inc	10,447	339

See accompanying notes

386

Schedule of Investments
LargeCap Blend Fund II
October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (1.54%)
Telephone - Integrated (continued)			Diversified Banking Institutions (1.54%)
Frontier Communications Corp	10,886 $	78	Investment in Joint Trading Account; Bank
Qwest Communications International Inc	52,097	187	of America Repurchase Agreement; 0.06%
			dated 10/30/09 maturing 11/02/09
Sprint Nextel Corp (a)	226,400	670
			(collateralized by Sovereign Agency
Verizon Communications Inc	181,264	5,364	Issues; $2,760,000; 0.00% - 5.75%; dated
Windstream Corp	15,869	153	11/02/09 - 07/15/32)	$ 2,707$	2,707

		15,194	Investment in Joint Trading Account; Credit

			Suisse Repurchase Agreement; 0.06%
Tobacco (1.86%)			dated 10/30/09 maturing 11/02/09
Altria Group Inc	104,497	1,893	(collateralized by US Treasury Notes;
Lorillard Inc	5,804	451	$2,760,000; 1.38% - 2.00%; dated
			02/28/10 - 09/15/12)	2,706	2,706
Philip Morris International Inc	221,124	10,472
			Investment in Joint Trading Account;
Reynolds American Inc	5,937	288

			Deutsche Bank Repurchase Agreement;
		13,104	0.06% dated 10/30/09 maturing 11/02/09

			(collateralized by Sovereign Agency
Tools - Hand Held (0.07%)
			Issues; $2,760,000; 1.88% - 3.75%; dated
Black & Decker Corp	2,113	100	12/06/10 - 08/24/12)	2,706	2,706
Snap-On Inc	2,029	74	Investment in Joint Trading Account;
Stanley Works/The	6,387	289	Morgan Stanley Repurchase Agreement;

		463	0.06% dated 10/30/09 maturing 11/02/09

			(collateralized by Sovereign Agency
Toys (0.10%)			Issues; $2,760,000; 0.88% - 4.75%; dated
Hasbro Inc	16,424	448	12/10/10 - 07/01/19)	2,706	2,706

Mattel Inc	12,649	239			10,825

		687	TOTAL REPURCHASE AGREEMENTS	$ 10,825

Transport - Rail (1.05%)			Total Investments	$ 696,376
Burlington Northern Santa Fe Corp	11,086	835	Other Assets in Excess of Liabilities, Net - 1.10%		7,776

CSX Corp	18,562	783
			TOTAL NET ASSETS - 100.00%	$ 704,152

Norfolk Southern Corp	89,039	4,151
Union Pacific Corp	29,774	1,642

		7,411	(a) Non-Income Producing Security

Transport - Services (0.75%)
			Unrealized Appreciation (Depreciation)
CH Robinson Worldwide Inc	10,618	585
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Expeditors International of Washington Inc	5,700	183	of investments held by the fund as of the period end were as follows:
FedEx Corp	12,488	908
United Parcel Service Inc	67,172	3,606	Unrealized Appreciation	$ 64,312

		5,282	Unrealized Depreciation		(91,395)

			Net Unrealized Appreciation (Depreciation)		(27,083)
Web Portals (1.07%)
Google Inc (a)	12,807	6,866	Cost for federal income tax purposes		723,459
			All dollar amounts are shown in thousands (000's)
Yahoo! Inc (a)	43,779	696

		7,562

Wireless Equipment (1.90%)
American Tower Corp (a)	73,658	2,712
Crown Castle International Corp (a)	17,500	529
Motorola Inc	60,311	517
Nokia OYJ ADR	136,630	1,723
Qualcomm Inc	190,991	7,909

		13,390

TOTAL COMMON STOCKS	$ 685,551
See accompanying notes

387

	Schedule of Investments
	LargeCap Blend Fund II
	October 31, 2009
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	23.13%
Financial	15.15%
Energy	12.64%
Technology	11.62%
Communications	11.07%
Industrial	10.20%
Consumer, Cyclical	8.04%
Basic Materials	4.10%
Utilities	2.95%
Other Assets in Excess of Liabilities, Net	1.10%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.82%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009	Buy	77	$ 20,183	$ 19,885	$ (298)
All dollar amounts are shown in thousands (000's)

See accompanying notes

388

Schedule of Investments LargeCap Growth Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.64%)			COMMON STOCKS (continued)
Auto - Car & Light Trucks (1.32%)			Food - Retail (1.48%)
Ford Motor Co (a)	4,203,988$	29,428	Whole Foods Market Inc (a)	1,030,000 $	33,022

Beverages - Non-Alcoholic (4.20%)			Gold Mining (1.93%)
Dr Pepper Snapple Group Inc	698,000	19,027	Newmont Mining Corp	987,000	42,895
Hansen Natural Corp (a)	761,849	27,541
PepsiCo Inc	776,000	46,987	Instruments - Scientific (2.52%)

		93,555	Thermo Fisher Scientific Inc (a)	1,247,700	56,146

Casino Hotels (0.88%)			Medical - Biomedical/Gene (3.37%)
Las Vegas Sands Corp (a)	1,296,000	19,557	Amgen Inc (a)	778,900	41,850
			Life Technologies Corp (a)	239,000	11,274
Casino Services (0.94%)
			Myriad Genetics Inc (a)	902,883	21,922

International Game Technology	1,168,000	20,837
					75,046

Commercial Services - Finance (6.60%)			Medical - Generic Drugs (2.03%)
Mastercard Inc	328,481	71,944	Mylan Inc/PA (a)	2,782,000	45,180
Visa Inc	989,532	74,967

		146,911	Medical Instruments (3.31%)

			Boston Scientific Corp (a)	2,606,000	21,161
Computers (8.98%)
			Intuitive Surgical Inc (a)	213,271	52,539

Apple Inc (a)	606,807	114,383
					73,700

Hewlett-Packard Co	930,699	44,171
Research In Motion Ltd (a)	704,610	41,382	Metal - Copper (2.15%)

		199,936	Freeport-McMoRan Copper & Gold Inc	653,000	47,904

Cosmetics & Toiletries (2.62%)			Networking Products (4.27%)
Estee Lauder Cos Inc/The	852,784	36,243	Cisco Systems Inc (a)	2,978,480	68,058
Procter & Gamble Co	380,000	22,040	Juniper Networks Inc (a)	1,059,000	27,015

		58,283			95,073

Diversified Banking Institutions (10.70%)			Oil & Gas Drilling (1.90%)
Bank of America Corp	1,796,196	26,188	Transocean Ltd (a)	503,300	42,232
Goldman Sachs Group Inc/The	346,328	58,935
JP Morgan Chase & Co	2,260,205	94,409	Oil Company - Exploration & Production (1.59%)
Morgan Stanley	1,826,000	58,651	Chesapeake Energy Corp	1,443,500	35,366

		238,183

			Regional Banks (4.20%)
E-Commerce - Products (3.41%)			Capital One Financial Corp	1,338,630	48,994
Amazon.com Inc (a)	639,600	75,991	Wells Fargo & Co	1,615,000	44,445

					93,439

E-Commerce - Services (3.67%)
eBay Inc (a)	1,775,000	39,529	Retail - Apparel & Shoe (1.21%)
Priceline.com Inc (a)	268,000	42,288	Gap Inc/The	1,263,000	26,952

		81,817

			Retail - Bedding (1.68%)
Electronic Components - Semiconductors (4.13%)			Bed Bath & Beyond Inc (a)	1,061,000	37,358
Broadcom Corp (a)	2,430,000	64,662
NVIDIA Corp (a)	2,282,652	27,301	Retail - Building Products (1.82%)

		91,963	Home Depot Inc	1,614,000	40,495

Electronic Connectors (1.54%)
			Retail - Consumer Electronics (2.01%)
Amphenol Corp	856,599	34,367
			Best Buy Co Inc	1,173,000	44,785

See accompanying notes

389

Schedule of Investments LargeCap Growth Fund October 31, 2009

			(a) Non-Income Producing Security

	Shares	Value
	Held	(000's)	Unrealized Appreciation (Depreciation)

			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
COMMON STOCKS (continued)
			of investments held by the fund as of the period end were as follows:
Retail - Discount (0.94%)

Dollar Tree Inc (a)	466,000 $	21,030	Unrealized Appreciation	$ 368,564
			Unrealized Depreciation	(141,182)

Retail - Regional Department Store (2.86%)
			Net Unrealized Appreciation (Depreciation)	227,382
Kohl's Corp (a)	1,113,000	63,686
			Cost for federal income tax purposes	2,020,514
			All dollar amounts are shown in thousands (000's)
Retail - Restaurants (1.41%)
Starbucks Corp (a)	1,653,000	31,374
			Portfolio Summary (unaudited)

Schools (1.22%)			Sector	Percent

Apollo Group Inc (a)	476,000	27,179	Consumer, Non-cyclical	24.83%
			Financial	19.21%
Semiconductor Component - Integrated Circuits (1.99%)			Communications	15.12%
			Technology	15.10%
Marvell Technology Group Ltd (a)	3,225,000	44,247	Consumer, Cyclical	15.07%
			Basic Materials	4.08%
Web Portals (3.76%)			Industrial	4.07%
Google Inc (a)	156,390	83,844	Energy	3.48%

			Liabilities in Excess of Other Assets, Net	(0.96%)

TOTAL COMMON STOCKS	$ 2,151,781

			TOTAL NET ASSETS	100.00%

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (4.32%)
Diversified Banking Institutions (4.32%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $24,509,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 24,029$	24,029
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$24,509,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	24,028	24,028
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $24,509,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	24,029	24,029
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $24,509,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	24,029	24,029

		96,115

TOTAL REPURCHASE AGREEMENTS	$ 96,115

Total Investments	$ 2,247,896
Liabilities in Excess of Other Assets, Net - (0.96)%		(21,272)

TOTAL NET ASSETS - 100.00%	$ 2,226,624

See accompanying notes

390

Schedule of Investments
LargeCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.76%)			COMMON STOCKS (continued)
Advertising Agencies (0.04%)			Auto/Truck Parts & Equipment - Original
Omnicom Group Inc	20,180$	692	(continued)
			WABCO Holdings Inc	5,635$	134

Aerospace & Defense (0.48%)					577

General Dynamics Corp	3,197	200	Batteries & Battery Systems (0.02%)
Lockheed Martin Corp	86,977	5,983	Energizer Holdings Inc (a)	5,649	344
Northrop Grumman Corp	3,765	189
Raytheon Co	19,891	901	Beverages - Non-Alcoholic (1.24%)
Rockwell Collins Inc	10,322	520	Coca-Cola Co/The	105,497	5,624
TransDigm Group Inc	3,774	148	Hansen Natural Corp (a)	6,529	236

		7,941	PepsiCo Inc	240,072	14,536

					20,396

Aerospace & Defense Equipment (0.23%)
Alliant Techsystems Inc (a)	3,163	246	Beverages - Wine & Spirits (0.02%)
Goodrich Corp	8,105	441	Brown-Forman Corp	7,387	361
United Technologies Corp	49,865	3,064

		3,751	Broadcasting Services & Programming (0.03%)

			Discovery Communications Inc - C Shares (a)	15,630	375
Agricultural Chemicals (0.47%)			Scripps Networks Interactive	5,078	192

CF Industries Holdings Inc	4,009	334
					567

Intrepid Potash Inc (a)	3,695	95
Monsanto Co	100,799	6,772	Building - Residential & Commercial (0.00%)
Mosaic Co/The	10,325	482	NVR Inc (a)	97	64

		7,683

			Building & Construction Products -
Agricultural Operations (0.05%)			Miscellaneous (0.00%)
Archer-Daniels-Midland Co	27,236	820	Armstrong World Industries Inc (a)	888	33

Airlines (0.01%)			Building Products - Air & Heating (0.01%)
Copa Holdings SA	2,881	122	Lennox International Inc	4,504	152

Apparel Manufacturers (1.17%)			Building Products - Wood (0.01%)
Coach Inc	567,043	18,696	Masco Corp	16,516	194
Polo Ralph Lauren Corp	5,069	377
			Cable/Satellite TV (0.07%)
VF Corp	1,946	138

			Comcast Corp - Class A	20,614	299
		19,211

			DIRECTV Group Inc/The (a)	29,484	775

Applications Software (4.80%)					1,074

Citrix Systems Inc (a)	530,045	19,485
			Casino Hotels (0.29%)
Intuit Inc (a)	22,338	649
			MGM Mirage (a)	511,587	4,742
Microsoft Corp	1,313,397	36,421
Red Hat Inc (a)	18,134	468	Cellular Telecommunications (0.01%)
Salesforce.com Inc (a)	388,690	22,058	MetroPCS Communications Inc (a)	27,143	169

		79,081	NII Holdings Inc (a)	873	24

Athletic Footwear (0.09%)					193

Nike Inc	22,887	1,423	Chemicals - Diversified (0.08%)
			Celanese Corp	13,453	369
Auto - Medium & Heavy Duty Trucks (0.06%)
			EI Du Pont de Nemours & Co	20,894	665
Navistar International Corp (a)	5,951	197
			FMC Corp	6,022	308

PACCAR Inc	18,888	707

					1,342

		904

			Chemicals - Specialty (0.12%)
Auto/Truck Parts & Equipment - Original (0.04%)
			Albemarle Corp	511	16
Johnson Controls Inc	18,538	443

See accompanying notes

391

Schedule of Investments
LargeCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Specialty (continued)			Computers (5.79%)
Ashland Inc	518 $	18	Apple Inc (a)	364,649 $	68,736
Ecolab Inc	13,806	607	Dell Inc (a)	116,460	1,687
International Flavors & Fragrances Inc	7,150	272	Hewlett-Packard Co	127,686	6,060
Lubrizol Corp	5,540	369	IBM Corp	157,247	18,966

Sigma-Aldrich Corp	8,159	424			95,449

Terra Industries Inc	6,849	217

			Computers - Integrated Systems (0.68%)
		1,923	Diebold Inc	5,745	174

Coal (0.13%)			Micros Systems Inc (a)	390,868	10,522
Alpha Natural Resources Inc (a)	11,690	397	NCR Corp (a)	15,211	154
Consol Energy Inc	10,719	459	Teradata Corp (a)	13,468	376

Massey Energy Co	6,611	192			11,226

Peabody Energy Corp	17,963	711
			Computers - Memory Devices (1.81%)
Walter Energy Inc	5,345	313	EMC Corp/Massachusetts (a)	327,491	5,394

		2,072	NetApp Inc (a)	760,336	20,567

Coatings & Paint (0.04%)			SanDisk Corp (a)	145,800	2,986
RPM International Inc	6,622	117	Seagate Technology	25,846	360
Sherwin-Williams Co/The	8,300	473	Western Digital Corp (a)	13,853	467

		590			29,774

Commercial Banks (0.01%)			Consulting Services (0.03%)
BOK Financial Corp	671	29	FTI Consulting Inc (a)	5,025	205
Commerce Bancshares Inc	2,014	77	Genpact Ltd (a)	6,103	73

		106	SAIC Inc (a)	14,831	262

					540

Commercial Services (0.00%)
Weight Watchers International Inc	303	8	Consumer Products - Miscellaneous (0.13%)
			Clorox Co	7,201	427
Commercial Services - Finance (3.44%)			Kimberly-Clark Corp	25,463	1,557
Automatic Data Processing Inc	29,282	1,166	Scotts Miracle-Gro Co/The	4,357	177

Equifax Inc	9,587	263			2,161

H&R Block Inc	33,151	608
			Containers - Metal & Glass (0.07%)
Interactive Data Corp	1,574	41
			Ball Corp	5,641	278
Lender Processing Services Inc	8,922	355
			Crown Holdings Inc (a)	15,225	406
Mastercard Inc	159,233	34,875
			Owens-Illinois Inc (a)	13,644	435

Moody's Corp	18,006	426
					1,119

Morningstar Inc (a)	1,886	96
Paychex Inc	18,787	534	Containers - Paper & Plastic (0.01%)
SEI Investments Co	11,578	202	Pactiv Corp (a)	9,992	231
Total System Services Inc	11,406	182
Visa Inc	147,227	11,154	Cosmetics & Toiletries (2.40%)
			Alberto-Culver Co	807,900	21,668
Western Union Co/The	377,589	6,861

			Avon Products Inc	25,091	804
		56,763

			Colgate-Palmolive Co	29,296	2,304
Computer Services (3.76%)			Procter & Gamble Co	254,088	14,737

Accenture PLC - Class A	1,074,942	39,859			39,513

Cognizant Technology Solutions Corp (a)	561,349	21,696
DST Systems Inc (a)	3,268	136	Cruise Lines (0.02%)
			Carnival Corp	12,931	377
IHS Inc (a)	4,576	237

		61,928

			Data Processing & Management (0.09%)
			Broadridge Financial Solutions Inc	8,418	175

See accompanying notes

392

Schedule of Investments
LargeCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (continued)			E-Commerce - Services (0.64%)
Dun & Bradstreet Corp	5,102 $	391	eBay Inc (a)	24,710 $	550
Fidelity National Information Services Inc	18,784	409	Expedia Inc (a)	409,093	9,274
Fiserv Inc (a)	10,759	493	NetFlix Inc (a)	4,010	215

		1,468	Priceline.com Inc (a)	2,708	427

					10,466

Decision Support Software (0.02%)
MSCI Inc (a)	9,903	301	Electric - Generation (0.03%)
			AES Corp/The	32,315	422
Dental Supplies & Equipment (0.04%)
DENTSPLY International Inc	14,090	465	Electric - Integrated (0.11%)
Patterson Cos Inc (a)	9,640	246	Constellation Energy Group Inc	14,922	461

		711	DPL Inc	1,440	37

			Exelon Corp	5,517	259
Diagnostic Equipment (0.01%)
Gen-Probe Inc (a)	5,161	215	FPL Group Inc	5,216	256
			NV Energy Inc	9,713	111
Diagnostic Kits (1.35%)			PPL Corp	24,038	708

Idexx Laboratories Inc (a)	436,701	22,324			1,832

			Electric - Transmission (0.01%)
Dialysis Centers (1.01%)
			ITC Holdings Corp	4,727	210
DaVita Inc (a)	312,837	16,590
			Electric Products - Miscellaneous (1.14%)
Disposable Medical Products (0.03%)
			AMETEK Inc	482,631	16,839
CR Bard Inc	5,695	428
			Emerson Electric Co	50,230	1,896
Distribution & Wholesale (0.05%)			Molex Inc	1,116	21

LKQ Corp (a)	13,482	233			18,756

WESCO International Inc (a)	2,135	54	Electronic Components - Miscellaneous (0.03%)
WW Grainger Inc	6,046	567	AVX Corp	1,041	12

		854	Garmin Ltd	8,895	269

Diversified Banking Institutions (1.90%)			Jabil Circuit Inc	8,769	117
Goldman Sachs Group Inc/The	77,296	13,154	Vishay Intertechnology Inc (a)	3,886	24

JP Morgan Chase & Co	247,908	10,355			422

Morgan Stanley	243,227	7,812	Electronic Components - Semiconductors (1.46%)

		31,321	Altera Corp	28,669	567

Diversified Manufacturing Operations (3.00%)			Broadcom Corp (a)	287,088	7,639
3M Co	46,465	3,418	Intel Corp	237,713	4,543
Brink's Co/The	4,391	104	Intersil Corp	6,061	76
Carlisle Cos Inc	1,655	51	National Semiconductor Corp	23,071	299
Crane Co	2,438	68	NVIDIA Corp (a)	32,359	387
Danaher Corp	629,334	42,939	ON Semiconductor Corp (a)	40,511	271
Dover Corp	12,781	482	QLogic Corp (a)	11,435	201
Harsco Corp	5,743	181	Rovi Corp (a)	6,831	188
Honeywell International Inc	49,259	1,768	Texas Instruments Inc	87,504	2,052
ITT Corp	1,732	88	Xilinx Inc	360,787	7,847

Leggett & Platt Inc	9,515	184			24,070

Pentair Inc	2,648	77	Electronic Connectors (0.00%)

		49,360	Thomas & Betts Corp (a)	1,685	58

E-Commerce - Products (1.47%)
Amazon.com Inc (a)	203,766	24,209

See accompanying notes

393

Schedule of Investments LargeCap Growth Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Design Automation (0.01%)			Finance - Investment Banker & Broker (1.29%)
Synopsys Inc (a)	8,457 $	186	Charles Schwab Corp/The	1,183,812 $	20,527
			Investment Technology Group Inc (a)	345	7
Electronic Forms (0.07%)			Jefferies Group Inc	8,841	231
Adobe Systems Inc (a)	36,211	1,193	TD Ameritrade Holding Corp (a)	26,153	505

					21,270

Electronic Measurement Instruments (1.12%)
Agilent Technologies Inc (a)	20,021	495	Finance - Other Services (0.04%)
Trimble Navigation Ltd (a)	858,082	17,994	CME Group Inc	382	115

		18,489	IntercontinentalExchange Inc (a)	4,818	483

			NASDAQ OMX Group Inc/The (a)	5,802	105

Electronic Parts Distribution (0.02%)
					703

Arrow Electronics Inc (a)	4,834	122
Avnet Inc (a)	5,035	125	Food - Confectionery (0.02%)

		247	Hershey Co/The	8,763	331

Energy - Alternate Sources (0.17%)			Food - Dairy Products (0.02%)
First Solar Inc (a)	22,758	2,775	Dean Foods Co (a)	17,110	312

Engineering - Research & Development Services (2.33%)			Food - Miscellaneous/Diversified (0.14%)
ABB Ltd ADR (a)	798,571	14,797	Campbell Soup Co	13,044	414
Aecom Technology Corp (a)	8,397	212	General Mills Inc	7,732	510
Fluor Corp	79,360	3,525	HJ Heinz Co	14,741	593
Jacobs Engineering Group Inc (a)	384,029	16,241	Kellogg Co	14,599	752

McDermott International Inc (a)	157,400	3,499			2,269

Shaw Group Inc/The (a)	6,532	168
			Food - Retail (0.05%)
URS Corp (a)	1,004	39

			Kroger Co/The	32,268	746
		38,481

Engines - Internal Combustion (0.02%)			Food - Wholesale & Distribution (0.07%)
Cummins Inc	6,499	280	Sysco Corp	41,680	1,102

Enterprise Software & Services (0.41%)			Forestry (0.01%)
BMC Software Inc (a)	12,785	475	Plum Creek Timber Co Inc	5,624	176
CA Inc	20,966	439
Oracle Corp	263,268	5,555	Funeral Services & Related Items (0.00%)
Sybase Inc (a)	7,948	314	Hillenbrand Inc	2,254	45

		6,783

			Garden Products (0.01%)
Fiduciary Banks (0.86%)			Toro Co	3,490	129
Bank of New York Mellon Corp/The	409,619	10,920
Northern Trust Corp	15,499	779	Gas - Distribution (0.02%)
State Street Corp	57,789	2,426	Centerpoint Energy Inc	28,471	359

		14,125

			Gold Mining (0.08%)
Filtration & Separation Products (0.04%)			Newmont Mining Corp	31,566	1,372
Donaldson Co Inc	7,533	269
Pall Corp	11,528	366	Hazardous Waste Disposal (0.03%)

		635	Stericycle Inc (a)	8,285	434

Finance - Auto Loans (0.00%)
			Hotels & Motels (0.70%)
AmeriCredit Corp (a)	2,585	46
			Choice Hotels International Inc	767	23
Finance - Credit Card (0.04%)			Marriott International Inc/DE	454,742	11,396
American Express Co	18,457	643

See accompanying notes

394

Schedule of Investments LargeCap Growth Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Hotels & Motels (continued)			Investment Management & Advisory Services
Wyndham Worldwide Corp	7,682 $	131	(continued)

			Invesco Ltd	3,198 $	68
		11,550

			T Rowe Price Group Inc	16,723	815
Human Resources (0.04%)			Waddell & Reed Financial Inc	8,370	235

Hewitt Associates Inc (a)	8,100	288			13,210

Monster Worldwide Inc (a)	7,291	106
Robert Half International Inc	14,593	338	Leisure & Recreation Products (0.01%)

			WMS Industries Inc (a)	4,128	165
		732

Independent Power Producer (0.13%)			Life & Health Insurance (0.12%)
NRG Energy Inc (a)	95,003	2,184	Aflac Inc	31,167	1,293
			Prudential Financial Inc	14,151	640

Industrial Automation & Robots (0.23%)					1,933

Rockwell Automation Inc/DE	94,000	3,849
			Linen Supply & Related Items (0.00%)
Industrial Gases (0.80%)			Cintas Corp	2,323	64
Air Products & Chemicals Inc	7,065	545
Praxair Inc	158,366	12,581	Machinery - Construction & Mining (0.09%)

			Bucyrus International Inc	1,660	74
		13,126

			Caterpillar Inc	18,194	1,002
Instruments - Controls (0.02%)			Joy Global Inc	8,918	449

Mettler-Toledo International Inc (a)	3,218	314			1,525

Instruments - Scientific (0.04%)			Machinery - Farm (0.03%)
PerkinElmer Inc	2,404	45	Deere & Co	9,944	453
Thermo Fisher Scientific Inc (a)	3,386	152
Waters Corp (a)	9,284	533	Machinery - General Industry (1.19%)

			IDEX Corp	4,698	133
		730

			Roper Industries Inc	381,102	19,265
Insurance Brokers (0.03%)			Wabtec Corp/DE	4,749	175

Arthur J Gallagher & Co	9,013	201			19,573

Brown & Brown Inc	8,159	150
Erie Indemnity Co	1,975	70	Machinery - Print Trade (0.01%)
			Zebra Technologies Corp (a)	5,269	132
Marsh & McLennan Cos Inc	3,846	90

		511

			Machinery - Pumps (0.03%)
Internet Content - Information & News (0.09%)			Flowserve Corp	5,579	548
Baidu Inc/China ADR (a)	4,100	1,549
			Medical - Biomedical/Gene (3.72%)
Internet Infrastructure Software (0.02%)			Amgen Inc (a)	138,898	7,463
Akamai Technologies Inc (a)	17,600	387	Biogen Idec Inc (a)	19,479	821
			Bio-Rad Laboratories Inc (a)	1,858	166
Internet Security (0.10%)			Celgene Corp (a)	214,071	10,928
McAfee Inc (a)	10,273	430	Genzyme Corp (a)	15,828	801
Symantec Corp (a)	48,466	852	Gilead Sciences Inc (a)	386,295	16,437
VeriSign Inc (a)	19,376	442	Life Technologies Corp (a)	8,990	424

		1,724	Millipore Corp (a)	359,173	24,068

Investment Management & Advisory Services (0.80%)			Myriad Genetics Inc (a)	9,012	219

Affiliated Managers Group Inc (a)	3,999	254			61,327

BlackRock Inc	670	145
			Medical - Drugs (2.58%)
Eaton Vance Corp	11,505	326	Abbott Laboratories	90,211	4,562
Federated Investors Inc	8,076	212	Allergan Inc/United States	554,020	31,164
Franklin Resources Inc	106,615	11,155	Bristol-Myers Squibb Co	74,718	1,629

See accompanying notes

395

Schedule of Investments LargeCap Growth Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (continued)
Eli Lilly & Co	35,682 $	1,214	Becton Dickinson and Co	16,170 $	1,105
Merck & Co Inc/NJ	24,447	756	Henry Schein Inc (a)	8,687	459
Pfizer Inc	19,258	328	Hospira Inc (a)	9,328	417
Schering-Plough Corp	93,094	2,625	Johnson & Johnson	143,971	8,502
Valeant Pharmaceuticals International (a)	6,344	186	Stryker Corp	159,306	7,328

		42,464			28,884

Medical - Generic Drugs (0.04%)			Metal - Copper (0.09%)
Mylan Inc/PA (a)	20,690	336	Freeport-McMoRan Copper & Gold Inc	14,576	1,069
Perrigo Co	7,747	288	Southern Copper Corp	12,639	398

		624			1,467

Medical - HMO (0.05%)			Metal - Iron (0.00%)
Aetna Inc	9,398	245	Cliffs Natural Resources Inc	1,236	44
CIGNA Corp	1,765	49
Coventry Health Care Inc (a)	4,139	82	Metal Processors & Fabrication (0.29%)
Humana Inc (a)	5,949	223	Precision Castparts Corp	49,385	4,710
WellPoint Inc (a)	3,375	158

			Multimedia (0.40%)
		757

			Factset Research Systems Inc	4,069	261
Medical - Hospitals (0.03%)			McGraw-Hill Cos Inc/The	19,945	574
Community Health Systems Inc (a)	4,530	142	Walt Disney Co/The	209,100	5,723

Health Management Associates Inc (a)	23,394	143			6,558

Tenet Healthcare Corp (a)	32,470	166

			Music (0.00%)
		451

			Warner Music Group Corp (a)	397	2
Medical - Outpatient & Home Medical Care (0.01%)
Lincare Holdings Inc (a)	4,962	156	Networking Products (3.23%)
			Cisco Systems Inc (a)	1,413,121	32,290
Medical - Wholesale Drug Distribution (0.64%)			Juniper Networks Inc (a)	823,516	21,008

AmerisourceBergen Corp	26,343	584			53,298

McKesson Corp	170,395	10,007

			Non-Hazardous Waste Disposal (0.06%)
		10,591

			Waste Connections Inc (a)	5,381	169
Medical Information Systems (0.00%)			Waste Management Inc	28,988	866

IMS Health Inc	4,113	67			1,035

Medical Instruments (1.86%)			Oil - Field Services (2.55%)
Beckman Coulter Inc	7,065	454	Oceaneering International Inc (a)	5,443	278
Boston Scientific Corp (a)	52,338	425	Schlumberger Ltd	666,166	41,435
Intuitive Surgical Inc (a)	105,946	26,100	Smith International Inc	12,968	360

Medtronic Inc	74,014	2,642			42,073

St Jude Medical Inc (a)	23,168	790	Oil & Gas Drilling (0.09%)
Techne Corp	3,531	221	Atwood Oceanics Inc (a)	4,733	168

		30,632	Diamond Offshore Drilling Inc	6,538	623

Medical Laboratory & Testing Service (1.28%)			ENSCO International Inc	3,953	181
Covance Inc (a)	389,372	20,123	Helmerich & Payne Inc	3,267	124
Laboratory Corp of America Holdings (a)	7,065	487	Patterson-UTI Energy Inc	2,137	34
Quest Diagnostics Inc	10,034	561	Pride International Inc (a)	7,925	234

		21,171	Rowan Cos Inc	1,928	45

			Seahawk Drilling Inc (a)	528	14

Medical Products (1.75%)
					1,423

Baxter International Inc	204,832	11,073

See accompanying notes

396

Schedule of Investments
LargeCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production (1.84%)			Quarrying (0.01%)
Canadian Natural Resources Ltd	317,559 $	20,536	Compass Minerals International Inc	1,636 $	102
EOG Resources Inc	96,023	7,841
EQT Corp	12,497	523	Regional Banks (0.81%)
Petrohawk Energy Corp (a)	15,353	361	Capital One Financial Corp	12,429	455
Plains Exploration & Production Co (a)	7,353	195	Wells Fargo & Co	469,489	12,920

Southwestern Energy Co (a)	19,976	871			13,375

		30,327	Reinsurance (0.01%)

Oil Company - Integrated (1.07%)			Axis Capital Holdings Ltd	3,816	110
Exxon Mobil Corp	85,149	6,103	Endurance Specialty Holdings Ltd	1,575	57
Petroleo Brasileiro SA ADR	124,653	5,001	Reinsurance Group of America Inc	553	25
Suncor Energy Inc	195,514	6,456	Validus Holdings Ltd	1,306	33

		17,560			225

Oil Field Machinery & Equipment (0.84%)			REITS - Diversified (0.02%)
Cameron International Corp (a)	14,726	545	Digital Realty Trust Inc	7,028	317
Dresser-Rand Group Inc (a)	7,986	235
			REITS - Healthcare (0.05%)
FMC Technologies Inc (a)	247,593	13,023

			HCP Inc	10,337	306
		13,803

			Health Care REIT Inc	5,368	238
Oil Refining & Marketing (0.02%)			Nationwide Health Properties Inc	7,530	243

Frontier Oil Corp	7,799	108			787

Holly Corp	4,085	118
			REITS - Office Property (0.00%)
Tesoro Corp/Texas	5,492	78

			Alexandria Real Estate Equities Inc	805	44
		304

Paper & Related Products (0.01%)			REITS - Regional Malls (0.03%)
Rayonier Inc	3,439	133	Simon Property Group Inc	6,700	455

Pharmacy Services (1.52%)			REITS - Shopping Centers (0.00%)
Express Scripts Inc (a)	18,522	1,480	Federal Realty Investment Trust	748	44
Medco Health Solutions Inc (a)	417,576	23,435
Omnicare Inc	4,711	102	REITS - Storage (0.04%)

			Public Storage	8,646	636
		25,017

Pipelines (0.01%)			Rental - Auto & Equipment (0.01%)
El Paso Corp	18,485	181	Aaron's Inc	4,522	113

Power Converter & Supply Equipment (0.17%)			Research & Development (0.01%)
Hubbell Inc	650	28	Pharmaceutical Product Development Inc	10,258	221
Sunpower Corp - Class B (a)	129,930	2,814

		2,842	Respiratory Products (0.02%)

			ResMed Inc (a)	7,397	364
Printing - Commercial (0.01%)
RR Donnelley & Sons Co	5,125	103	Retail - Apparel & Shoe (0.20%)
			Abercrombie & Fitch Co	4,373	144
Property & Casualty Insurance (0.01%)
			Aeropostale Inc (a)	6,406	240
WR Berkley Corp	4,323	107
			Chico's FAS Inc (a)	16,228	194
Protection - Safety (0.01%)			Gap Inc/The	26,925	575
Brink's Home Security Holdings Inc (a)	4,406	137	Guess? Inc	5,738	210
			Ltd Brands Inc	16,958	298
Publishing - Books (0.01%)			Nordstrom Inc	15,748	500
John Wiley & Sons Inc	3,970	140	Phillips-Van Heusen Corp	3,264	131

See accompanying notes

397

Schedule of Investments
LargeCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Retail - Mail Order (0.00%)
Ross Stores Inc	12,244 $	539	Williams-Sonoma Inc	3,734 $	70
Urban Outfitters Inc (a)	12,638	397

		3,228	Retail - Major Department Store (0.06%)

			TJX Cos Inc	26,560	992
Retail - Auto Parts (0.35%)
Advance Auto Parts Inc	9,322	347	Retail - Office Supplies (0.06%)
AutoZone Inc (a)	3,093	419	Staples Inc	47,108	1,022
O'Reilly Automotive Inc (a)	134,226	5,004

		5,770	Retail - Pet Food & Supplies (1.39%)

			PetSmart Inc	976,765	22,983
Retail - Automobile (0.01%)
AutoNation Inc (a)	682	12
			Retail - Regional Department Store (0.45%)
Copart Inc (a)	6,332	204	Kohl's Corp (a)	129,551	7,413
Penske Auto Group Inc	1,351	21

		237	Retail - Restaurants (1.12%)

Retail - Bedding (0.50%)			Brinker International Inc	9,649	122
Bed Bath & Beyond Inc (a)	236,306	8,320	Chipotle Mexican Grill Inc (a)	3,116	254
			Darden Restaurants Inc	13,021	395
Retail - Bookstore (0.00%)			McDonald's Corp	70,566	4,136
Barnes & Noble Inc	757	13	Panera Bread Co (a)	2,751	165
			Starbucks Corp (a)	326,862	6,204
Retail - Building Products (0.48%)			Yum! Brands Inc	220,405	7,262

Home Depot Inc	11,040	277			18,538

Lowe's Cos Inc	390,044	7,633

			Retail - Sporting Goods (0.01%)
		7,910

			Dick's Sporting Goods Inc (a)	8,472	192
Retail - Catalog Shopping (0.01%)
MSC Industrial Direct Co	4,088	176	Savings & Loans - Thrifts (0.02%)
			Capitol Federal Financial	1,924	58
Retail - Computer Equipment (0.02%)			Hudson City Bancorp Inc	25,526	336
GameStop Corp (a)	14,171	344	TFS Financial Corp	940	11

					405

Retail - Consumer Electronics (0.05%)
Best Buy Co Inc	21,784	832	Schools (0.09%)
RadioShack Corp	1,569	26	Apollo Group Inc (a)	8,244	471

		858	Career Education Corp (a)	6,349	132

			DeVry Inc	5,882	325
Retail - Discount (3.39%)
			ITT Educational Services Inc (a)	3,680	333
Big Lots Inc (a)	897	22
			Strayer Education Inc	1,341	272

Costco Wholesale Corp	492,024	27,972
					1,533

Dollar Tree Inc (a)	8,856	400
Family Dollar Stores Inc	13,924	394	Semiconductor Component - Integrated Circuits (0.81%)
Target Corp	48,636	2,355	Analog Devices Inc	19,038	488
Wal-Mart Stores Inc	496,842	24,683	Integrated Device Technology Inc (a)	3,418	20

		55,826	Marvell Technology Group Ltd (a)	904,066	12,404

			Maxim Integrated Products Inc	24,259	404

Retail - Drug Store (0.68%)
					13,316

CVS Caremark Corp	253,584	8,952
Walgreen Co	58,111	2,198	Semiconductor Equipment (0.39%)

		11,150	ASML Holding NV	237,251	6,392

Retail - Jewelry (0.03%)			Soap & Cleaning Products (0.02%)
Tiffany & Co	11,077	435	Church & Dwight Co Inc	6,933	394

See accompanying notes

398

Schedule of Investments
LargeCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Software Tools (0.01%)			Transport - Services (continued)
VMware Inc (a)	5,011 $	193	United Parcel Service Inc	40,203 $	2,158
			UTI Worldwide Inc	8,695	108

Steel - Producers (0.01%)					13,255

Schnitzer Steel Industries Inc	1,902	82
			Transport - Truck (0.01%)
Steel Pipe & Tube (0.01%)			Landstar System Inc	4,992	176
Valmont Industries Inc	2,060	149
			Veterinary Diagnostics (0.01%)
Telecommunication Equipment (0.03%)			VCA Antech Inc (a)	8,034	191
Harris Corp	10,075	420
			Vitamins & Nutrition Products (0.02%)
Telecommunication Equipment - Fiber Optics (0.07%)			Herbalife Ltd	5,961	201
Corning Inc	78,195	1,142	Mead Johnson Nutrition Co	1,690	71

JDS Uniphase Corp (a)	10,642	60			272

		1,202	Web Portals (3.83%)

Telecommunication Services (0.02%)			Google Inc (a)	115,640	61,997
NeuStar Inc (a)	6,854	158	Sohu.com Inc (a)	2,931	163
tw telecom inc (a)	14,551	184	Yahoo! Inc (a)	64,526	1,026

		342			63,186

Telephone - Integrated (0.02%)			Wireless Equipment (4.44%)
Frontier Communications Corp	13,025	93	American Tower Corp (a)	518,424	19,089
Windstream Corp	19,444	188	Crown Castle International Corp (a)	329,196	9,948

		281	Qualcomm Inc	1,058,072	43,815

			SBA Communications Corp (a)	11,498	324

Television (0.00%)
					73,176
CTC Media Inc (a)	3,458	56

			TOTAL COMMON STOCKS	$ 1,594,737

Tobacco (0.61%)
				Principal
Altria Group Inc	146,099	2,646
				Amount	Value
Lorillard Inc	11,262	875		(000's)	(000's)

Philip Morris International Inc	138,604	6,564

			REPURCHASE AGREEMENTS (2.57%)
		10,085

			Diversified Banking Institutions (2.57%)
Tools - Hand Held (0.00%)			Investment in Joint Trading Account; Bank
Snap-On Inc	1,563	57	of America Repurchase Agreement; 0.06%
			dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
Toys (0.06%)
			Issues; $10,784,000; 0.00% - 5.75%; dated
Hasbro Inc	7,321	200	11/02/09 - 07/15/32)	$ 10,572$	10,572
Marvel Entertainment Inc (a)	4,622	231	Investment in Joint Trading Account; Credit
Mattel Inc	26,390	499	Suisse Repurchase Agreement; 0.06%

		930	dated 10/30/09 maturing 11/02/09

			(collateralized by US Treasury Notes;
Transport - Marine (0.00%)			$10,784,000; 1.38% - 2.00%; dated
Kirby Corp (a)	1,095	37	02/28/10 - 09/15/12)	10,573	10,573
			Investment in Joint Trading Account;
Transport - Rail (0.07%)			Deutsche Bank Repurchase Agreement;
Norfolk Southern Corp	4,656	217	0.06% dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
Union Pacific Corp	17,912	988	Issues; $10,784,000; 1.88% - 3.75%; dated

		1,205	12/06/10 - 08/24/12)	10,572	10,572

Transport - Services (0.80%)
CH Robinson Worldwide Inc	11,029	608
Expeditors International of Washington Inc	322,176	10,381

See accompanying notes

399

Schedule of Investments LargeCap Growth Fund I

October 31, 2009

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $10,784,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	$ 10,572$	10,572

42,289

TOTAL REPURCHASE AGREEMENTS	$ 42,289

Total Investments	$ 1,637,026
Other Assets in Excess of Liabilities, Net - 0.67%		11,120

TOTAL NET ASSETS - 100.00%	$ 1,648,146

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 234,695
Unrealized Depreciation	(77,735)

Net Unrealized Appreciation (Depreciation)	156,960
Cost for federal income tax purposes	1,480,066
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	24.38%
Technology	20.11%
Communications	14.53%
Industrial	11.62%
Consumer, Cyclical	11.32%
Financial	8.65%
Energy	6.71%
Basic Materials	1.70%
Utilities	0.31%
Other Assets in Excess of Liabilities, Net	0.67%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.10%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009	Buy	198	$ 52,284	$ 51,134	$ (1,150)
All dollar amounts are shown in thousands (000's)

See accompanying notes

400

Schedule of Investments LargeCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.23%)			COMMON STOCKS (continued)
Advertising Agencies (0.05%)			Auto - Medium & Heavy Duty Trucks (continued)
Omnicom Group Inc	21,117$	724	PACCAR Inc	19,765 $	740

					946

Aerospace & Defense (0.72%)
			Auto/Truck Parts & Equipment - Original (0.48%)
General Dynamics Corp	3,346	210
			BorgWarner Inc	230,150	6,978
Lockheed Martin Corp	21,873	1,505
			Johnson Controls Inc	19,399	464
Northrop Grumman Corp	3,940	197
			WABCO Holdings Inc	5,896	140

Raytheon Co	31,534	1,428
					7,582

Rockwell Collins Inc	153,321	7,724
TransDigm Group Inc	3,950	155	Batteries & Battery Systems (0.02%)

		11,219	Energizer Holdings Inc (a)	5,912	360

Aerospace & Defense Equipment (0.25%)			Beverages - Non-Alcoholic (5.91%)
Alliant Techsystems Inc (a)	3,310	257	Coca-Cola Co/The	907,775	48,394
Goodrich Corp	8,481	461	Hansen Natural Corp (a)	6,829	247
United Technologies Corp	52,181	3,207	PepsiCo Inc	727,239	44,034

		3,925			92,675

Agricultural Chemicals (0.53%)			Beverages - Wine & Spirits (0.02%)
CF Industries Holdings Inc	4,195	349	Brown-Forman Corp	7,730	377
Intrepid Potash Inc (a)	3,867	100
Monsanto Co	109,904	7,383	Broadcasting Services & Programming (0.32%)
Mosaic Co/The	10,804	505	Discovery Communications Inc - C Shares (a)	16,355	393

		8,337	Scripps Networks Interactive	124,294	4,693

Agricultural Operations (0.38%)					5,086

Archer-Daniels-Midland Co	199,101	5,997	Building - Residential & Commercial (0.00%)
			NVR Inc (a)	102	68
Airlines (0.01%)
Copa Holdings SA	3,015	127	Building & Construction Products -
			Miscellaneous (0.00%)
Apparel Manufacturers (0.27%)			Armstrong World Industries Inc (a)	929	35
Coach Inc	21,479	708
Polo Ralph Lauren Corp	45,695	3,400	Building Products - Air & Heating (0.01%)
VF Corp	2,036	145	Lennox International Inc	4,713	159

		4,253

			Building Products - Wood (0.01%)
Appliances (0.43%)			Masco Corp	17,285	203
Whirlpool Corp	94,401	6,758
			Cable/Satellite TV (0.07%)
Applications Software (3.07%)			Comcast Corp - Class A	21,572	313
Citrix Systems Inc (a)	13,100	481	DIRECTV Group Inc/The (a)	30,853	811

Intuit Inc (a)	23,378	679			1,124

Microsoft Corp	1,591,224	44,125
			Cellular Telecommunications (0.01%)
Red Hat Inc (a)	18,976	490
			MetroPCS Communications Inc (a)	28,403	177
Salesforce.com Inc (a)	40,770	2,314

			NII Holdings Inc (a)	913	25

		48,089

					202

Athletic Footwear (0.91%)
			Chemicals - Diversified (0.49%)
Nike Inc	229,549	14,273
			Celanese Corp	242,399	6,654
			EI Du Pont de Nemours & Co	21,867	696
Auto - Medium & Heavy Duty Trucks (0.06%)
Navistar International Corp (a)	6,225	206	FMC Corp	6,302	322

					7,672

See accompanying notes

401

Schedule of Investments
LargeCap Growth Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Specialty (0.13%)			Computers (9.46%)
Albemarle Corp	534 $	17	Apple Inc (a)	317,873 $	59,919
Ashland Inc	542	19	Dell Inc (a)	723,068	10,477
Ecolab Inc	14,449	635	Hewlett-Packard Co	950,120	45,093
International Flavors & Fragrances Inc	7,482	285	IBM Corp	155,847	18,797
Lubrizol Corp	5,798	386	Palm Inc (a)	172,016	1,997
Sigma-Aldrich Corp	8,537	443	Research In Motion Ltd (a)	205,400	12,063

Terra Industries Inc	7,167	228			148,346

		2,013

			Computers - Integrated Systems (0.06%)
Coal (0.14%)			Diebold Inc	6,012	182
Alpha Natural Resources Inc (a)	12,235	416	Micros Systems Inc (a)	7,838	211
Consol Energy Inc	11,217	480	NCR Corp (a)	15,918	161
Massey Energy Co	6,918	201	Teradata Corp (a)	14,094	393

Peabody Energy Corp	18,797	744			947

Walter Energy Inc	5,593	327

			Computers - Memory Devices (0.83%)
		2,168	EMC Corp/Massachusetts (a)	388,287	6,395

Coatings & Paint (0.04%)			NetApp Inc (a)	214,784	5,810
RPM International Inc	6,930	122	Seagate Technology	27,049	378
Sherwin-Williams Co/The	8,685	496	Western Digital Corp (a)	14,498	488

		618			13,071

Commercial Banks (0.01%)			Computers - Peripheral Equipment (0.14%)
BOK Financial Corp	702	30	Lexmark International Inc (a)	86,000	2,193
Commerce Bancshares Inc	2,108	81

		111	Consulting Services (0.04%)

			FTI Consulting Inc (a)	5,258	215
Commercial Services (0.00%)
			Genpact Ltd (a)	6,387	76
Weight Watchers International Inc	317	8
			SAIC Inc (a)	15,520	275

					566

Commercial Services - Finance (2.15%)
Automatic Data Processing Inc	30,646	1,220	Consumer Products - Miscellaneous (0.14%)
Equifax Inc	10,032	275	Clorox Co	7,537	446
H&R Block Inc	34,695	636	Kimberly-Clark Corp	26,649	1,630
Interactive Data Corp	1,648	43	Scotts Miracle-Gro Co/The	4,559	185

Lender Processing Services Inc	9,337	371			2,261

Mastercard Inc	5,199	1,139
			Containers - Metal & Glass (0.07%)
Moody's Corp	18,842	446	Ball Corp	5,903	291
Morningstar Inc (a)	1,973	101	Crown Holdings Inc (a)	15,932	425
Paychex Inc	19,662	558	Owens-Illinois Inc (a)	14,278	455

SEI Investments Co	12,115	212			1,171

Total System Services Inc	11,936	191
Visa Inc	364,463	27,612	Containers - Paper & Plastic (0.02%)
			Pactiv Corp (a)	10,456	241
Western Union Co/The	51,068	928

		33,732

			Cosmetics & Toiletries (3.72%)
Computer Services (0.08%)			Avon Products Inc	26,256	841
Cognizant Technology Solutions Corp (a)	21,136	817	Colgate-Palmolive Co	289,257	22,744
DST Systems Inc (a)	3,420	142	Procter & Gamble Co	600,511	34,830

IHS Inc (a)	4,788	248			58,415

		1,207

			Cruise Lines (0.03%)
			Carnival Corp	13,533	394

See accompanying notes

402

Schedule of Investments LargeCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value

	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Data Processing & Management (0.10%)			E-Commerce - Products (0.46%)

Broadridge Financial Solutions Inc	8,809 $	183	Amazon.com Inc (a)	60,147 $	7,146

Dun & Bradstreet Corp	5,339	409

Fidelity National Information Services Inc	19,656	428	E-Commerce - Services (0.11%)

Fiserv Inc (a)	11,260	516	eBay Inc (a)	25,848	576

		1,536	Expedia Inc (a)	17,909	406

			NetFlix Inc (a)	4,196	224
Decision Support Software (0.02%)
			Priceline.com Inc (a)	2,834	447

MSCI Inc (a)	10,363	315
					1,653

Dental Supplies & Equipment (0.05%)			Electric - Generation (0.03%)

DENTSPLY International Inc	14,739	486	AES Corp/The	33,815	442

Patterson Cos Inc (a)	10,088	257

		743	Electric - Integrated (0.12%)

			Constellation Energy Group Inc	15,615	483
Diagnostic Equipment (0.14%)
			DPL Inc	1,507	38
Gen-Probe Inc (a)	51,330	2,142
			Exelon Corp	5,773	271

			FPL Group Inc	5,459	268
Diagnostic Kits (0.02%)

Idexx Laboratories Inc (a)	6,028	308	NV Energy Inc	10,164	116
			PPL Corp	25,154	741

Dialysis Centers (0.04%)					1,917

DaVita Inc (a)	10,261	544	Electric - Transmission (0.01%)

			ITC Holdings Corp	4,946	220
Disposable Medical Products (0.03%)

CR Bard Inc	5,960	447	Electric Products - Miscellaneous (0.51%)

			Emerson Electric Co	212,762	8,032
Distribution & Wholesale (0.06%)
			Molex Inc	1,168	22

LKQ Corp (a)	14,108	244
					8,054

WESCO International Inc (a)	2,234	57

WW Grainger Inc	6,326	593	Electronic Components - Miscellaneous (0.40%)

		894	AVX Corp	1,089	12

			Garmin Ltd	9,309	282
Diversified Banking Institutions (1.41%)
			Jabil Circuit Inc	447,676	5,990
Goldman Sachs Group Inc/The	48,299	8,219
			Vishay Intertechnology Inc (a)	4,067	25

JP Morgan Chase & Co	317,200	13,249
					6,309

Morgan Stanley	17,922	576

		22,044	Electronic Components - Semiconductors (1.44%)

			Altera Corp	30,000	594
Diversified Manufacturing Operations (3.12%)
			Broadcom Corp (a)	145,362	3,868
3M Co	369,602	27,191
			Cree Inc (a)	78,900	3,322
Brink's Co/The	4,594	109
			Intel Corp	248,781	4,754
Carlisle Cos Inc	1,732	54
			Intersil Corp	6,342	80
Crane Co	2,551	71
			National Semiconductor Corp	24,143	312
Danaher Corp	11,193	764
			NVIDIA Corp (a)	33,862	405
Dover Corp	13,375	504
			ON Semiconductor Corp (a)	42,393	284
Eaton Corp	81,500	4,927
			QLogic Corp (a)	265,766	4,661
Harsco Corp	6,010	189
			Rovi Corp (a)	7,149	197
Honeywell International Inc	172,665	6,197
			Skyworks Solutions Inc (a)	134,600	1,404
Illinois Tool Works Inc	186,130	8,547
			Texas Instruments Inc	91,568	2,147
ITT Corp	1,813	92
			Xilinx Inc	27,520	598

Leggett & Platt Inc	9,958	192
					22,626

Pentair Inc	2,771	81

		48,918

See accompanying notes

403

Schedule of Investments LargeCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Connectors (0.00%)			Finance - Credit Card (0.60%)
Thomas & Betts Corp (a)	1,764$	60	American Express Co	270,094 $	9,410

Electronic Design Automation (0.01%)			Finance - Investment Banker & Broker (1.69%)
Synopsys Inc (a)	8,850	195	Charles Schwab Corp/The	1,480,425	25,671
			Investment Technology Group Inc (a)	361	8
Electronic Forms (0.40%)			Jefferies Group Inc	9,252	241
Adobe Systems Inc (a)	190,601	6,278	TD Ameritrade Holding Corp (a)	27,367	528

					26,448

Electronic Measurement Instruments (0.05%)
Agilent Technologies Inc (a)	20,953	518	Finance - Other Services (0.05%)
Trimble Navigation Ltd (a)	12,253	257	CME Group Inc	399	121

		775	IntercontinentalExchange Inc (a)	5,042	505

			NASDAQ OMX Group Inc/The (a)	6,072	110

Electronic Parts Distribution (0.02%)
					736

Arrow Electronics Inc (a)	5,059	128
Avnet Inc (a)	5,268	131	Food - Confectionery (0.02%)

		259	Hershey Co/The	9,171	347

Energy - Alternate Sources (0.02%)			Food - Dairy Products (0.02%)
First Solar Inc (a)	3,078	375	Dean Foods Co (a)	17,905	326

Engineering - Research & Development Services (0.69%)			Food - Miscellaneous/Diversified (1.29%)
Aecom Technology Corp (a)	8,787	222	Campbell Soup Co	13,650	433
Fluor Corp	222,947	9,903	General Mills Inc	146,399	9,651
Jacobs Engineering Group Inc (a)	12,345	522	HJ Heinz Co	15,426	621
Shaw Group Inc/The (a)	6,836	175	Kellogg Co	186,280	9,601

URS Corp (a)	1,050	41			20,306

		10,863

			Food - Retail (0.05%)
Engines - Internal Combustion (0.02%)			Kroger Co/The	33,767	781
Cummins Inc	6,802	293
			Food - Wholesale & Distribution (0.07%)
Enterprise Software & Services (1.12%)			Sysco Corp	43,621	1,154
BMC Software Inc (a)	13,380	497
CA Inc	21,942	459	Forestry (0.01%)
Oracle Corp	772,814	16,307	Plum Creek Timber Co Inc	5,886	184
Sybase Inc (a)	8,317	329

		17,592	Funeral Services & Related Items (0.00%)

			Hillenbrand Inc	2,359	47
Fiduciary Banks (0.13%)
Bank of New York Mellon Corp/The	14,851	396	Garden Products (0.01%)
Northern Trust Corp	16,218	815	Toro Co	3,652	135
State Street Corp	18,372	771

		1,982	Gas - Distribution (0.02%)

			Centerpoint Energy Inc	29,793	375
Filtration & Separation Products (0.04%)
Donaldson Co Inc	7,883	281
			Gold Mining (0.46%)
Pall Corp	12,063	383	Newmont Mining Corp	166,299	7,227

		664

Finance - Auto Loans (0.00%)			Hazardous Waste Disposal (0.03%)
AmeriCredit Corp (a)	2,705	48	Stericycle Inc (a)	8,671	454

			Hotels & Motels (0.31%)
			Choice Hotels International Inc	803	24
See accompanying notes

404

Schedule of Investments LargeCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Hotels & Motels (continued)			Investment Management & Advisory Services

Starwood Hotels & Resorts Worldwide Inc	159,649 $	4,639	(continued)
			Waddell & Reed Financial Inc	8,759 $	246

Wyndham Worldwide Corp	8,039	137

					2,640

		4,800

			Leisure & Recreation Products (0.01%)
Human Resources (0.05%)
			WMS Industries Inc (a)	4,320	173
Hewitt Associates Inc (a)	8,476	301

Monster Worldwide Inc (a)	7,629	111
			Life & Health Insurance (0.57%)
Robert Half International Inc	15,270	354

			Aflac Inc	197,641	8,200
		766

			Prudential Financial Inc	14,808	670

Industrial Automation & Robots (0.21%)					8,870

Rockwell Automation Inc/DE	80,425	3,293
			Linen Supply & Related Items (0.00%)

			Cintas Corp	2,431	67
Industrial Gases (0.31%)

Air Products & Chemicals Inc	7,394	570
			Machinery - Construction & Mining (0.24%)
Airgas Inc	64,300	2,853
			Bucyrus International Inc	1,737	77
Praxair Inc	18,783	1,492

			Caterpillar Inc	58,239	3,207
		4,915

			Joy Global Inc	9,332	470

Instruments - Controls (0.02%)					3,754

Mettler-Toledo International Inc (a)	3,367	328
			Machinery - Farm (0.03%)

			Deere & Co	10,402	474
Instruments - Scientific (0.32%)

PerkinElmer Inc	2,516	47
			Machinery - General Industry (0.05%)
Thermo Fisher Scientific Inc (a)	97,706	4,397
			IDEX Corp	4,917	140
Waters Corp (a)	9,715	558

			Roper Industries Inc	7,712	390
		5,002

			Wabtec Corp/DE	4,970	182

Insurance Brokers (0.03%)					712

Arthur J Gallagher & Co	9,432	211
			Machinery - Print Trade (0.01%)
Brown & Brown Inc	8,537	157
			Zebra Technologies Corp (a)	5,514	138
Erie Indemnity Co	2,067	73

Marsh & McLennan Cos Inc	4,025	94	Machinery - Pumps (0.04%)

		535	Flowserve Corp	5,838	573

Internet Infrastructure Software (0.36%)
			Medical - Biomedical/Gene (3.34%)
Akamai Technologies Inc (a)	18,417	405
			Alexion Pharmaceuticals Inc (a)	76,420	3,394
F5 Networks Inc (a)	118,051	5,299

			Amgen Inc (a)	286,192	15,377
		5,704

			Biogen Idec Inc (a)	20,386	859

Internet Security (0.12%)			Bio-Rad Laboratories Inc (a)	1,945	174

McAfee Inc (a)	10,750	450	Celgene Corp (a)	27,956	1,427

Symantec Corp (a)	50,717	892	Genzyme Corp (a)	16,563	838

VeriSign Inc (a)	20,276	462	Gilead Sciences Inc (a)	610,647	25,983

		1,804	Life Technologies Corp (a)	9,407	444

Investment Management & Advisory Services (0.17%)			Millipore Corp (a)	5,760	386

Affiliated Managers Group Inc (a)	4,185	265	Myriad Genetics Inc (a)	9,430	229

BlackRock Inc	702	152	Talecris Biotherapeutics Holdings Corp (a)	80,834	1,621

Eaton Vance Corp	12,040	342	Vertex Pharmaceuticals Inc (a)	48,796	1,638

Federated Investors Inc	8,451	222			52,370

Franklin Resources Inc	4,675	489	Medical - Drugs (6.19%)

Invesco Ltd	3,346	71	Abbott Laboratories	917,365	46,391

T Rowe Price Group Inc	17,500	853	Allergan Inc/United States	273,715	15,396

See accompanying notes

405

Schedule of Investments LargeCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (3.24%)
Bristol-Myers Squibb Co	78,188 $	1,705	Baxter International Inc	225,163 $	12,172
Eli Lilly & Co	37,339	1,270	Becton Dickinson and Co	42,817	2,927
Merck & Co Inc/NJ	25,582	791	Covidien PLC	109,146	4,597
Novo Nordisk A/S ADR	64,203	3,990	Henry Schein Inc (a)	9,090	480
Pfizer Inc	20,152	343	Hospira Inc (a)	9,761	436
Schering-Plough Corp	960,728	27,093	Johnson & Johnson	336,077	19,846
Valeant Pharmaceuticals International (a)	6,638	195	Stryker Corp	224,113	10,309

		97,174			50,767

Medical - Generic Drugs (0.04%)			Metal - Copper (0.29%)
Mylan Inc/PA (a)	21,643	352	Freeport-McMoRan Copper & Gold Inc	56,653	4,156
Perrigo Co	8,106	301	Southern Copper Corp	13,228	417

		653			4,573

Medical - HMO (0.05%)			Metal - Iron (0.00%)
Aetna Inc	9,834	256	Cliffs Natural Resources Inc	1,294	46
CIGNA Corp	1,847	51
Coventry Health Care Inc (a)	4,331	86	Metal Processors & Fabrication (0.06%)
Humana Inc (a)	6,225	234	Precision Castparts Corp	9,611	917
WellPoint Inc (a)	3,532	165

			Multimedia (0.63%)
		792

			Factset Research Systems Inc	4,259	273
Medical - Hospitals (0.03%)			McGraw-Hill Cos Inc/The	20,872	601
Community Health Systems Inc (a)	4,741	148	Walt Disney Co/The	326,400	8,933

Health Management Associates Inc (a)	24,481	150			9,807

Tenet Healthcare Corp (a)	33,977	174

			Music (0.00%)
		472

			Warner Music Group Corp (a)	416	2
Medical - Outpatient & Home Medical Care (0.01%)
Lincare Holdings Inc (a)	5,192	163	Networking Products (2.50%)
			Cisco Systems Inc (a)	1,108,419	25,327
Medical - Wholesale Drug Distribution (0.07%)			Juniper Networks Inc (a)	541,861	13,823

AmerisourceBergen Corp	27,567	611			39,150

McKesson Corp	9,322	547

			Non-Hazardous Waste Disposal (0.07%)
		1,158

			Waste Connections Inc (a)	5,631	177
Medical Information Systems (0.00%)			Waste Management Inc	30,334	906

IMS Health Inc	4,304	71			1,083

Medical Instruments (0.67%)			Oil - Field Services (2.04%)
Beckman Coulter Inc	7,393	475	Oceaneering International Inc (a)	5,696	291
Boston Scientific Corp (a)	54,775	445	Schlumberger Ltd	504,619	31,388
Edwards Lifesciences Corp (a)	67,742	5,212	Smith International Inc	13,570	376

Intuitive Surgical Inc (a)	2,235	551			32,055

Medtronic Inc	77,451	2,765	Oil & Gas Drilling (0.19%)
St Jude Medical Inc (a)	24,243	826	Atwood Oceanics Inc (a)	4,953	176
Techne Corp	3,694	231	Diamond Offshore Drilling Inc	6,839	651

		10,505	ENSCO International Inc	4,137	190

Medical Laboratory & Testing Service (0.07%)			Helmerich & Payne Inc	3,419	130
Laboratory Corp of America Holdings (a)	7,393	510	Patterson-UTI Energy Inc	2,236	35
Quest Diagnostics Inc	10,500	587	Pride International Inc (a)	8,293	245

		1,097	Rowan Cos Inc	2,017	47

			Seahawk Drilling Inc (a)	552	15

See accompanying notes

406

Schedule of Investments LargeCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Publishing - Books (0.01%)
Transocean Ltd (a)	18,570 $	1,558	John Wiley & Sons Inc	4,155 $	146

		3,047

			Quarrying (0.01%)
Oil Company - Exploration & Production (1.84%)
			Compass Minerals International Inc	1,712	107
Apache Corp	40,955	3,855
EQT Corp	13,077	547	Regional Banks (0.62%)
Occidental Petroleum Corp	276,543	20,984	Capital One Financial Corp	13,008	476
Petrohawk Energy Corp (a)	16,066	378	Wells Fargo & Co	335,015	9,220

Plains Exploration & Production Co (a)	7,695	204			9,696

Quicksilver Resources Inc (a)	167,185	2,040
			Reinsurance (0.02%)
Southwestern Energy Co (a)	20,895	910

			Axis Capital Holdings Ltd	3,994	115
		28,918

			Endurance Specialty Holdings Ltd	1,648	59
Oil Company - Integrated (0.76%)			Reinsurance Group of America Inc	578	27
Exxon Mobil Corp	165,485	11,860	Validus Holdings Ltd	1,366	35

					236

Oil Field Machinery & Equipment (1.06%)
Cameron International Corp (a)	444,910	16,449	REITS - Diversified (0.02%)
Dresser-Rand Group Inc (a)	8,357	246	Digital Realty Trust Inc	7,355	332

		16,695

			REITS - Healthcare (0.05%)
Oil Refining & Marketing (0.02%)			HCP Inc	10,817	320
Frontier Oil Corp	8,161	113	Health Care REIT Inc	5,617	249
Holly Corp	4,275	124	Nationwide Health Properties Inc	7,879	254

Tesoro Corp/Texas	5,747	81			823

		318

			REITS - Office Property (0.00%)
Optical Supplies (0.26%)			Alexandria Real Estate Equities Inc	843	46
Alcon Inc	28,218	4,029
			REITS - Regional Malls (0.03%)
Paper & Related Products (0.01%)			Simon Property Group Inc	7,012	476
Rayonier Inc	3,599	139
			REITS - Shopping Centers (0.00%)
Pharmacy Services (1.00%)			Federal Realty Investment Trust	783	46
Express Scripts Inc (a)	171,188	13,681
Medco Health Solutions Inc (a)	33,397	1,874	REITS - Storage (0.04%)
Omnicare Inc	4,930	107	Public Storage	9,048	666

		15,662

			Rental - Auto & Equipment (0.01%)
Pipelines (0.01%)			Aaron's Inc	4,732	119
El Paso Corp	19,336	190
			Research & Development (0.02%)
Power Converter & Supply Equipment (0.00%)			Pharmaceutical Product Development Inc	10,734	231
Hubbell Inc	680	29
			Respiratory Products (0.02%)
Printing - Commercial (0.01%)			ResMed Inc (a)	7,741	381
RR Donnelley & Sons Co	5,363	108
			Retail - Apparel & Shoe (0.96%)
Property & Casualty Insurance (0.01%)			Abercrombie & Fitch Co	128,176	4,207
WR Berkley Corp	4,524	112	Aeropostale Inc (a)	6,704	252
			Chico's FAS Inc (a)	243,014	2,904
Protection - Safety (0.01%)
			Gap Inc/The	28,176	601
Brink's Home Security Holdings Inc (a)	4,610	143
			Guess? Inc	6,005	219
			J Crew Group Inc (a)	120,813	4,927

See accompanying notes

407

Schedule of Investments
LargeCap Growth Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Retail - Jewelry (0.03%)
Ltd Brands Inc	17,745 $	312	Tiffany & Co	11,593 $	456
Nordstrom Inc	16,479	524
Phillips-Van Heusen Corp	3,416	137	Retail - Mail Order (0.01%)
Ross Stores Inc	12,812	564	Williams-Sonoma Inc	3,908	73
Urban Outfitters Inc (a)	13,224	415

			Retail - Major Department Store (1.08%)
		15,062

			TJX Cos Inc	454,893	16,990
Retail - Auto Parts (0.05%)
Advance Auto Parts Inc	9,755	363	Retail - Office Supplies (0.07%)
AutoZone Inc (a)	3,237	438	Staples Inc	49,296	1,070

		801

			Retail - Pet Food & Supplies (0.02%)
Retail - Automobile (0.02%)			PetSmart Inc	12,661	298
AutoNation Inc (a)	713	13
Copart Inc (a)	6,624	213	Retail - Regional Department Store (0.57%)
Penske Auto Group Inc	1,414	22	Kohl's Corp (a)	155,401	8,892

		248

			Retail - Restaurants (2.09%)
Retail - Bedding (0.04%)
			Brinker International Inc	10,097	128
Bed Bath & Beyond Inc (a)	17,770	626
			Chipotle Mexican Grill Inc (a)	26,807	2,184
Retail - Bookstore (0.00%)			Darden Restaurants Inc	13,626	413
Barnes & Noble Inc	792	13	McDonald's Corp	476,043	27,901
			Panera Bread Co (a)	2,879	173
Retail - Building Products (0.62%)			Starbucks Corp (a)	51,968	986
Home Depot Inc	206,953	5,193	Yum! Brands Inc	31,058	1,023

Lowe's Cos Inc	229,600	4,493			32,808

		9,686

			Retail - Sporting Goods (0.01%)
Retail - Catalog Shopping (0.01%)			Dick's Sporting Goods Inc (a)	8,866	201
MSC Industrial Direct Co	4,277	184
			Savings & Loans - Thrifts (0.03%)
Retail - Computer Equipment (0.02%)			Capitol Federal Financial	2,013	61
GameStop Corp (a)	14,829	360	Hudson City Bancorp Inc	26,712	351
			TFS Financial Corp	984	12

Retail - Consumer Electronics (0.06%)					424

Best Buy Co Inc	22,796	870
			Schools (0.10%)
RadioShack Corp	1,641	28

			Apollo Group Inc (a)	8,627	493
		898

			Career Education Corp (a)	6,644	138
Retail - Discount (4.55%)			DeVry Inc	6,155	340
Big Lots Inc (a)	938	24	ITT Educational Services Inc (a)	3,850	348
Costco Wholesale Corp	338,418	19,239	Strayer Education Inc	1,403	285

Dollar Tree Inc (a)	9,268	418			1,604

Family Dollar Stores Inc	14,570	412
			Semiconductor Component - Integrated Circuits (0.60%)
Target Corp	262,795	12,727
			Analog Devices Inc	19,922	511
Wal-Mart Stores Inc	776,683	38,586

			Integrated Device Technology Inc (a)	3,576	21
		71,406

			Linear Technology Corp	308,204	7,976
Retail - Drug Store (1.45%)			Marvell Technology Group Ltd (a)	33,671	462
CVS Caremark Corp	283,232	9,998	Maxim Integrated Products Inc	25,376	423

Walgreen Co	336,814	12,742			9,393

		22,740

See accompanying notes

408

Schedule of Investments
LargeCap Growth Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Soap & Cleaning Products (0.03%)			Transport - Rail (continued)
Church & Dwight Co Inc	7,255 $	413	Union Pacific Corp	106,303 $	5,861

					13,334

Software Tools (0.01%)
			Transport - Services (0.62%)
VMware Inc (a)	5,245	202
			CH Robinson Worldwide Inc	11,541	636
Steel - Producers (0.01%)			Expeditors International of Washington Inc	12,738	410
Schnitzer Steel Industries Inc	1,991	86	United Parcel Service Inc	160,378	8,609
			UTI Worldwide Inc	9,098	114

Steel Pipe & Tube (0.01%)					9,769

Valmont Industries Inc	2,156	156
			Transport - Truck (0.01%)
			Landstar System Inc	5,224	184
Telecommunication Equipment (0.17%)
Arris Group Inc (a)	213,300	2,188
			Veterinary Diagnostics (0.01%)
Harris Corp	10,543	440

			VCA Antech Inc (a)	8,404	200
		2,628

Telecommunication Equipment - Fiber Optics (0.08%)			Vitamins & Nutrition Products (0.16%)
Corning Inc	81,826	1,196	Herbalife Ltd	6,238	210
JDS Uniphase Corp (a)	11,137	62	Mead Johnson Nutrition Co	54,901	2,308

		1,258			2,518

Telecommunication Services (0.02%)			Web Portals (3.86%)
NeuStar Inc (a)	7,170	166	Google Inc (a)	110,484	59,233
tw telecom inc (a)	15,228	192	Sohu.com Inc (a)	3,067	170

		358	Yahoo! Inc (a)	67,522	1,074

					60,477

Telephone - Integrated (0.02%)
Frontier Communications Corp	13,630	98	Wireless Equipment (3.10%)
Windstream Corp	20,347	196	American Tower Corp (a)	236,807	8,719

		294	Crown Castle International Corp (a)	10,858	328

			Qualcomm Inc	947,448	39,234
Television (0.00%)
			SBA Communications Corp (a)	12,032	340

CTC Media Inc (a)	3,618	58
					48,621

Tobacco (0.67%)			TOTAL COMMON STOCKS	$ 1,509,599

Altria Group Inc	152,902	2,769
				Principal
Lorillard Inc	11,785	916
				Amount	Value
Philip Morris International Inc	145,057	6,870		(000's)	(000's)

		10,555

			REPURCHASE AGREEMENTS (1.89%)
Tools - Hand Held (0.00%)			Diversified Banking Institutions (1.89%)
Snap-On Inc	1,636	60	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.06%
Toys (0.06%)			dated 10/30/09 maturing 11/02/09
Hasbro Inc	7,661	209	(collateralized by Sovereign Agency
			Issues; $7,560,000; 0.00% - 5.75%; dated
Marvel Entertainment Inc (a)	4,837	242	11/02/09 - 07/15/32)	$ 7,412$	7,412
Mattel Inc	27,605	522	Investment in Joint Trading Account; Credit

		973	Suisse Repurchase Agreement; 0.06%

			dated 10/30/09 maturing 11/02/09
Transport - Marine (0.00%)			(collateralized by US Treasury Notes;
Kirby Corp (a)	1,146	39	$7,560,000; 1.38% - 2.00%; dated
			02/28/10 - 09/15/12)	7,412	7,412
Transport - Rail (0.85%)
Burlington Northern Santa Fe Corp	96,200	7,246
Norfolk Southern Corp	4,872	227

See accompanying notes

409

Schedule of Investments LargeCap Growth Fund II

October 31, 2009

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $7,560,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	$ 7,411$	7,411
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $7,560,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	7,411	7,411

		29,646

TOTAL REPURCHASE AGREEMENTS	$ 29,646

Total Investments	$ 1,539,245
Other Assets in Excess of Liabilities, Net - 1.88%		29,469

TOTAL NET ASSETS - 100.00%	$ 1,568,714

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 197,900
Unrealized Depreciation	(83,958)

Net Unrealized Appreciation (Depreciation)	113,942
Cost for federal income tax purposes	1,425,303
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	30.15%
Technology	17.34%
Consumer, Cyclical	14.30%
Communications	11.87%
Industrial	8.53%
Financial	7.35%
Energy	6.10%
Basic Materials	2.29%
Utilities	0.19%
Other Assets in Excess of Liabilities, Net	1.88%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.75%
Currency Contracts	0.17%

See accompanying notes

410

Schedule of Investments
LargeCap Growth Fund II
October 31, 2009

Foreign Currency Contracts
Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)

Danish Kroner	11/30/2009	13,494,155		$2,680	$2,667	$13

All dollar amounts are shown in thousands (000's)

Futures Contracts

						Current	Unrealized
					Original	Market	Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009			Buy	228	$ 59,969	$ 58,881	$ (1,088)
All dollar amounts are shown in thousands (000's)

See accompanying notes

411

     Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.12%)			COMMON STOCKS (continued)

Advertising Agencies (0.14%)			Auto - Car & Light Trucks (0.24%)

Interpublic Group of Cos Inc (a)	47,157 $	284	Ford Motor Co (a)	312,496$	2,187

Omnicom Group Inc	30,147	1,033

		1,317	Auto - Medium & Heavy Duty Trucks (0.14%)

			PACCAR Inc	35,245	1,319
Aerospace & Defense (1.31%)

Boeing Co/The	70,471	3,369	Auto/Truck Parts & Equipment - Original (0.17%)

General Dynamics Corp	37,357	2,342	Johnson Controls Inc	64,984	1,554
Lockheed Martin Corp	31,320	2,155

Northrop Grumman Corp	30,859	1,547	Beverages - Non-Alcoholic (2.52%)

Raytheon Co	37,774	1,710	Coca-Cola Co/The	224,814	11,985

Rockwell Collins Inc	15,293	770	Coca-Cola Enterprises Inc	30,768	587

		11,893	Dr Pepper Snapple Group Inc	24,643	672

			Pepsi Bottling Group Inc	13,974	523
Aerospace & Defense Equipment (0.69%)
			PepsiCo Inc	151,127	9,150

Goodrich Corp	12,028	654
					22,917

United Technologies Corp	91,312	5,611

		6,265	Beverages - Wine & Spirits (0.09%)

			Brown-Forman Corp	10,659	520
Agricultural Chemicals (0.43%)
			Constellation Brands Inc (a)	19,276	305

CF Industries Holdings Inc	4,701	391
					825

Monsanto Co	52,959	3,558

		3,949	Brewery (0.08%)

			Molson Coors Brewing Co	15,212	745
Agricultural Operations (0.21%)

Archer-Daniels-Midland Co	62,284	1,876
			Broadcasting Services & Programming (0.04%)

			Scripps Networks Interactive	8,655	327
Airlines (0.07%)

Southwest Airlines Co	71,927	604
			Building - Residential & Commercial (0.09%)

			DR Horton Inc	26,763	293
Apparel Manufacturers (0.22%)
			KB Home	7,177	102
Coach Inc	30,857	1,017
			Lennar Corp	14,960	189
Polo Ralph Lauren Corp	5,609	417
			Pulte Homes Inc	30,662	276

VF Corp	8,649	615

					860

		2,049

			Building Products - Wood (0.04%)
Appliances (0.06%)
			Masco Corp	34,846	409
Whirlpool Corp	7,182	514

			Cable/Satellite TV (0.72%)
Applications Software (2.60%)
			Comcast Corp - Class A	278,397	4,037
Citrix Systems Inc (a)	17,757	653
			DIRECTV Group Inc/The (a)	43,611	1,147
Compuware Corp (a)	23,043	162
			Time Warner Cable Inc	34,182	1,348

Intuit Inc (a)	31,340	911
					6,532

Microsoft Corp	752,045	20,854

Red Hat Inc (a)	18,238	471	Casino Hotels (0.04%)

Salesforce.com Inc (a)	10,586	601	Wynn Resorts Ltd (a)	6,688	363

		23,652

			Casino Services (0.06%)

Athletic Footwear (0.26%)			International Game Technology	28,744	513
Nike Inc	37,712	2,345

			Cellular Telecommunications (0.02%)

Audio & Video Products (0.03%)			MetroPCS Communications Inc (a)	25,280	158
Harman International Industries Inc	6,726	253

			Chemicals - Diversified (0.73%)

			Dow Chemical Co/The	110,942	2,605

See accompanying notes

412

     Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (continued)			Computer Services (continued)
EI Du Pont de Nemours & Co	87,659 $	2,789	Computer Sciences Corp (a)	14,716$	746

FMC Corp	7,033	359			2,339

PPG Industries Inc	15,998	903

			Computers (5.01%)
		6,656	Apple Inc (a)	86,903	16,381

Chemicals - Specialty (0.25%)			Dell Inc (a)	166,948	2,419
Eastman Chemical Co	7,049	370	Hewlett-Packard Co	230,016	10,916
Ecolab Inc	22,974	1,010	IBM Corp	127,168	15,338
International Flavors & Fragrances Inc	7,663	292	Sun Microsystems Inc (a)	73,083	598

Sigma-Aldrich Corp	11,817	614			45,652

		2,286

			Computers - Integrated Systems (0.05%)
Coal (0.22%)			Teradata Corp (a)	16,666	465
Consol Energy Inc	17,530	751
Massey Energy Co	8,291	241	Computers - Memory Devices (0.58%)
Peabody Energy Corp	25,964	1,028	EMC Corp/Massachusetts (a)	196,158	3,231

		2,020	NetApp Inc (a)	32,630	883

			SanDisk Corp (a)	22,027	451
Coatings & Paint (0.06%)
			Western Digital Corp (a)	21,797	734

Sherwin-Williams Co/The	9,476	541
					5,299

Commercial Banks (0.37%)			Computers - Peripheral Equipment (0.02%)
BB&T Corp	66,120	1,581	Lexmark International Inc (a)	7,575	193
First Horizon National Corp (a)	21,209	251
M&T Bank Corp	8,010	503	Consumer Products - Miscellaneous (0.42%)
Marshall & Ilsley Corp	48,857	260	Clorox Co	13,518	801
Regions Financial Corp	115,266	558	Fortune Brands Inc	14,575	568
Zions Bancorporation	12,265	174	Kimberly-Clark Corp	40,210	2,459

		3,327			3,828

Commercial Services (0.11%)			Containers - Metal & Glass (0.11%)
Convergys Corp (a)	11,918	129	Ball Corp	9,130	450
Iron Mountain Inc (a)	17,484	427	Owens-Illinois Inc (a)	16,335	521

Quanta Services Inc (a)	20,278	430			971

		986	Containers - Paper & Plastic (0.09%)

Commercial Services - Finance (0.85%)			Bemis Co Inc	10,477	271
Automatic Data Processing Inc	48,713	1,939	Pactiv Corp (a)	12,802	295
Equifax Inc	12,259	336	Sealed Air Corp	15,403	296

H&R Block Inc	32,528	597			862

Mastercard Inc	9,308	2,039	Cosmetics & Toiletries (2.42%)
Moody's Corp	19,026	450	Avon Products Inc	41,418	1,327
Paychex Inc	31,166	885	Colgate-Palmolive Co	48,352	3,802
Total System Services Inc	19,125	305	Estee Lauder Cos Inc/The	11,449	487
Western Union Co/The	68,057	1,237	Procter & Gamble Co	283,160	16,423

		7,788			22,039

Computer Aided Design (0.06%)			Cruise Lines (0.14%)
Autodesk Inc (a)	22,286	556	Carnival Corp	42,506	1,238

Computer Services (0.26%)			Data Processing & Management (0.19%)
Affiliated Computer Services Inc (a)	9,472	494	Dun & Bradstreet Corp	5,119	392
Cognizant Technology Solutions Corp (a)	28,444	1,099	Fidelity National Information Services Inc	30,186	657

See accompanying notes

413

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (continued)			Electric - Generation (0.09%)
Fiserv Inc (a)	14,976 $	687	AES Corp/The	64,706 $	846

		1,736

			Electric - Integrated (3.10%)
Dental Supplies & Equipment (0.08%)
			Allegheny Energy Inc	16,441	375
DENTSPLY International Inc	14,415	475
			Ameren Corp	22,639	551
Patterson Cos Inc (a)	9,018	230

			American Electric Power Co Inc	46,253	1,398
		705

			CMS Energy Corp	22,207	295
Dialysis Centers (0.06%)			Consolidated Edison Inc	26,676	1,085
DaVita Inc (a)	10,089	535	Constellation Energy Group Inc	19,463	602
			Dominion Resources Inc/VA	57,745	1,969
Disposable Medical Products (0.08%)			DTE Energy Co	15,955	590
CR Bard Inc	9,470	711
			Duke Energy Corp	125,794	1,990
			Edison International	31,607	1,006
Distribution & Wholesale (0.17%)
			Entergy Corp	18,994	1,457
Fastenal Co	12,824	442
			Exelon Corp	63,937	3,002
Genuine Parts Co	15,476	542
			FirstEnergy Corp	29,572	1,280
WW Grainger Inc	6,071	569

			FPL Group Inc	39,916	1,960
		1,553

			Integrys Energy Group Inc	7,414	257
Diversified Banking Institutions (5.05%)			Northeast Utilities	17,004	392
Bank of America Corp	839,286	12,237	Pepco Holdings Inc	21,422	320
Citigroup Inc	1,265,175	5,174	PG&E Corp	35,960	1,470
Goldman Sachs Group Inc/The	49,595	8,440	Pinnacle West Capital Corp	9,817	307
JP Morgan Chase & Co	381,497	15,935	PPL Corp	36,532	1,076
Morgan Stanley	131,852	4,235	Progress Energy Inc	27,095	1,017

		46,021	Public Service Enterprise Group Inc	49,085	1,463

Diversified Manufacturing Operations (3.28%)			SCANA Corp	10,697	362
3M Co	67,744	4,984	Southern Co	77,225	2,409
Danaher Corp	25,124	1,714	TECO Energy Inc	20,735	297
Dover Corp	18,057	680	Wisconsin Energy Corp	11,342	495
Eaton Corp	16,065	971	Xcel Energy Inc	44,210	833

General Electric Co	1,030,904	14,701			28,258

Honeywell International Inc	72,956	2,618	Electric Products - Miscellaneous (0.33%)
Illinois Tool Works Inc	37,359	1,716	Emerson Electric Co	72,911	2,753
ITT Corp	17,695	897	Molex Inc	13,185	246

Leggett & Platt Inc	15,147	293			2,999

Parker Hannifin Corp	15,572	825
Textron Inc	26,216	466	Electronic Components - Miscellaneous (0.03%)

			Jabil Circuit Inc	17,888	239
		29,865

Diversified Operations (0.05%)			Electronic Components - Semiconductors (2.03%)
Leucadia National Corp	18,440	414	Advanced Micro Devices Inc (a)	54,403	250
			Altera Corp	28,539	565
E-Commerce - Products (0.42%)			Broadcom Corp (a)	41,853	1,114
Amazon.com Inc (a)	32,255	3,832	Intel Corp	543,059	10,378
			LSI Corp (a)	63,242	324
E-Commerce - Services (0.32%)
			MEMC Electronic Materials Inc (a)	21,687	269
eBay Inc (a)	108,908	2,425
			Microchip Technology Inc	17,748	425
Expedia Inc (a)	20,428	463

			Micron Technology Inc (a)	82,152	558
		2,888

			National Semiconductor Corp	22,706	294
			NVIDIA Corp (a)	53,142	636

See accompanying notes

414

     Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Credit Card (continued)
(continued)			Discover Financial Services	51,968 $	735

QLogic Corp (a)	11,457 $	201
					4,754

Texas Instruments Inc	122,370	2,869
Xilinx Inc	26,776	582	Finance - Investment Banker & Broker (0.20%)

		18,465	Charles Schwab Corp/The	92,343	1,601

			E*Trade Financial Corp (a)	139,548	204

Electronic Connectors (0.07%)					1,805

Amphenol Corp	16,629	667
			Finance - Other Services (0.39%)
Electronic Forms (0.18%)			CME Group Inc	6,444	1,950
Adobe Systems Inc (a)	50,930	1,678	IntercontinentalExchange Inc (a)	7,098	711
			NASDAQ OMX Group Inc/The (a)	13,767	249
Electronic Measurement Instruments (0.14%)			NYSE Euronext	25,222	652

Agilent Technologies Inc (a)	33,479	828			3,562

FLIR Systems Inc (a)	14,695	409

			Financial Guarantee Insurance (0.01%)
		1,237

			MBIA Inc (a)	15,335	62
Electronics - Military (0.09%)
L-3 Communications Holdings Inc	11,309	818	Food - Confectionery (0.13%)
			Hershey Co/The	16,087	608
Energy - Alternate Sources (0.06%)			JM Smucker Co/The	11,539	608

First Solar Inc (a)	4,672	570			1,216

Engineering - Research & Development Services (0.14%)			Food - Dairy Products (0.03%)
Fluor Corp	17,449	775	Dean Foods Co (a)	17,489	319
Jacobs Engineering Group Inc (a)	12,021	508

			Food - Meat Products (0.07%)
		1,283

			Hormel Foods Corp	6,770	247
Engines - Internal Combustion (0.09%)			Tyson Foods Inc	29,619	371

Cummins Inc	19,577	843			618

Enterprise Software & Services (1.05%)			Food - Miscellaneous/Diversified (1.23%)
BMC Software Inc (a)	17,849	663	Campbell Soup Co	18,691	593
CA Inc	38,618	808	ConAgra Foods Inc	42,887	901
Novell Inc (a)	33,643	138	General Mills Inc	31,568	2,081
Oracle Corp	378,884	7,994	HJ Heinz Co	30,576	1,230

		9,603	Kellogg Co	24,883	1,282

			Kraft Foods Inc	143,086	3,938
Entertainment Software (0.06%)
			McCormick & Co Inc/MD	12,678	444
Electronic Arts Inc (a)	31,385	572
			Sara Lee Corp	67,485	762

Fiduciary Banks (0.69%)					11,231

Bank of New York Mellon Corp/The	116,686	3,111	Food - Retail (0.34%)
Northern Trust Corp	23,418	1,176	Kroger Co/The	63,197	1,462
State Street Corp	47,970	2,014	Safeway Inc	40,404	902

		6,301	SUPERVALU Inc	20,565	326

Filtration & Separation Products (0.04%)			Whole Foods Market Inc (a)	13,628	437

Pall Corp	11,440	363			3,127

			Food - Wholesale & Distribution (0.17%)
Finance - Consumer Loans (0.05%)			Sysco Corp	57,334	1,516
SLM Corp (a)	45,362	440
			Forestry (0.14%)
Finance - Credit Card (0.52%)			Plum Creek Timber Co Inc	15,794	494
American Express Co	115,364	4,019

See accompanying notes

415

     Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Forestry (continued)			Internet Infrastructure Software (0.04%)
Weyerhaeuser Co	20,504 $	745	Akamai Technologies Inc (a)	16,725 $	368

		1,239

			Internet Security (0.27%)
Gas - Distribution (0.24%)
			McAfee Inc (a)	15,250	639
Centerpoint Energy Inc	37,484	472
			Symantec Corp (a)	79,015	1,389
Nicor Inc	4,387	163
			VeriSign Inc (a)	18,710	427

NiSource Inc	26,710	345
					2,455

Sempra Energy	23,800	1,225

		2,205	Investment Management & Advisory Services (0.59%)

			Ameriprise Financial Inc	24,737	857
Gold Mining (0.23%)
			Federated Investors Inc	8,583	225
Newmont Mining Corp	47,534	2,066
			Franklin Resources Inc	14,524	1,520

			Invesco Ltd	40,361	854
Hazardous Waste Disposal (0.05%)
Stericycle Inc (a)	8,251	432	Janus Capital Group Inc	17,667	232
			Legg Mason Inc	15,754	458

Home Decoration Products (0.04%)			T Rowe Price Group Inc	24,846	1,211

Newell Rubbermaid Inc	26,940	391			5,357

			Life & Health Insurance (0.61%)
Hotels & Motels (0.16%)
			Aflac Inc	45,354	1,882
Marriott International Inc/DE	24,386	611
			Lincoln National Corp	29,306	698
Starwood Hotels & Resorts Worldwide Inc	18,124	527
			Prudential Financial Inc	44,915	2,032
Wyndham Worldwide Corp	17,327	295

			Torchmark Corp	8,026	326
		1,433

			Unum Group	32,150	641

Human Resources (0.06%)					5,579

Monster Worldwide Inc (a)	12,214	177
			Linen Supply & Related Items (0.04%)
Robert Half International Inc	14,732	342

			Cintas Corp	12,747	353
		519

Independent Power Producer (0.01%)			Machinery - Construction & Mining (0.36%)
Dynegy Inc (a)	49,182	98	Caterpillar Inc	60,271	3,319

Industrial Automation & Robots (0.06%)			Machinery - Farm (0.21%)
Rockwell Automation Inc/DE	13,771	564	Deere & Co	41,030	1,869

Industrial Gases (0.47%)			Machinery - Pumps (0.06%)
Air Products & Chemicals Inc	20,380	1,572	Flowserve Corp	5,425	533

Airgas Inc	7,922	352

Praxair Inc	29,762	2,364	Medical - Biomedical/Gene (1.64%)

		4,288	Amgen Inc (a)	98,511	5,293

			Biogen Idec Inc (a)	28,022	1,180

Instruments - Scientific (0.28%)			Celgene Corp (a)	44,491	2,271
PerkinElmer Inc	11,321	211
			Genzyme Corp (a)	26,222	1,327
Thermo Fisher Scientific Inc (a)	39,595	1,782
			Gilead Sciences Inc (a)	87,722	3,733
Waters Corp (a)	9,266	532

			Life Technologies Corp (a)	17,107	807

		2,525	Millipore Corp (a)	5,388	361

Insurance Brokers (0.24%)					14,972

Aon Corp	26,627	1,026
			Medical - Drugs (4.65%)
Marsh & McLennan Cos Inc	50,816	1,192

			Abbott Laboratories	149,968	7,584

		2,218	Allergan Inc/United States	29,832	1,678

			Bristol-Myers Squibb Co	192,168	4,189

			Cephalon Inc (a)	7,241	395

See accompanying notes

416

     Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (continued)
Eli Lilly & Co	98,090 $	3,336	Zimmer Holdings Inc (a)	20,790$	1,093

Forest Laboratories Inc (a)	29,266	810			24,475

King Pharmaceuticals Inc (a)	24,072	244
			Metal - Aluminum (0.13%)
Merck & Co Inc/NJ	204,580	6,328	Alcoa Inc	94,523	1,174
Pfizer Inc	782,301	13,322
Schering-Plough Corp	158,508	4,470	Metal - Copper (0.32%)

		42,356	Freeport-McMoRan Copper & Gold Inc	39,948	2,931

Medical - Generic Drugs (0.09%)
			Metal Processors & Fabrication (0.14%)
Mylan Inc/PA (a)	29,620	481
			Precision Castparts Corp	13,603	1,297
Watson Pharmaceuticals Inc (a)	10,257	353

		834	Motorcycle/Motor Scooter (0.06%)

Medical - HMO (0.86%)			Harley-Davidson Inc	22,756	567
Aetna Inc	42,345	1,102
CIGNA Corp	26,455	737	Multi-Line Insurance (0.94%)
			Allstate Corp/The	52,035	1,539
Coventry Health Care Inc (a)	14,510	288
			American International Group Inc (a)	13,055	439
Humana Inc (a)	16,458	618
			Assurant Inc	11,440	342
UnitedHealth Group Inc	112,766	2,926
			Cincinnati Financial Corp	15,777	400
WellPoint Inc (a)	46,085	2,155

			Genworth Financial Inc	46,682	496
		7,826

			Hartford Financial Services Group Inc	37,278	914
Medical - Hospitals (0.02%)			Loews Corp	35,286	1,168
Tenet Healthcare Corp (a)	42,003	215	MetLife Inc	79,416	2,702
			XL Capital Ltd	33,194	545

Medical - Wholesale Drug Distribution (0.35%)
					8,545

AmerisourceBergen Corp	28,837	639
Cardinal Health Inc	34,893	989	Multimedia (1.48%)
McKesson Corp	25,818	1,516	McGraw-Hill Cos Inc/The	30,539	879

		3,144	Meredith Corp	3,533	96

			News Corp	218,107	2,512
Medical Information Systems (0.03%)
			Time Warner Inc	115,016	3,464
IMS Health Inc	17,693	290
			Viacom Inc (a)	58,872	1,624
Medical Instruments (0.78%)			Walt Disney Co/The	180,298	4,935

Boston Scientific Corp (a)	146,242	1,188			13,510

Intuitive Surgical Inc (a)	3,680	907	Networking Products (1.55%)
Medtronic Inc	107,370	3,833	Cisco Systems Inc (a)	559,539	12,786
St Jude Medical Inc (a)	33,757	1,150	Juniper Networks Inc (a)	50,854	1,297

		7,078			14,083

Medical Laboratory & Testing Service (0.17%)			Non-Ferrous Metals (0.01%)
Laboratory Corp of America Holdings (a)	10,506	724	Titanium Metals Corp	8,233	71
Quest Diagnostics Inc	15,136	846

		1,570	Non-Hazardous Waste Disposal (0.25%)

			Republic Services Inc	31,268	810
Medical Products (2.69%)
			Waste Management Inc	47,796	1,428

Baxter International Inc	58,469	3,161
					2,238

Becton Dickinson and Co	23,223	1,587
CareFusion Corp (a)	17,463	391	Office Automation & Equipment (0.12%)
Hospira Inc (a)	15,627	698	Pitney Bowes Inc	20,086	492
Johnson & Johnson	267,340	15,786	Xerox Corp	84,309	634

Stryker Corp	27,382	1,260			1,126

Varian Medical Systems Inc (a)	12,178	499

See accompanying notes

417

Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Office Supplies & Forms (0.04%)			Oil Refining & Marketing (continued)

Avery Dennison Corp	10,937 $	390	Valero Energy Corp	54,593$	988

					1,529

Oil - Field Services (1.34%)
			Paper & Related Products (0.14%)
Baker Hughes Inc	30,061	1,265
			International Paper Co	41,982	937
BJ Services Co	28,339	544
			MeadWestvaco Corp	16,600	379

Halliburton Co	87,475	2,555
					1,316

Schlumberger Ltd	116,200	7,228

Smith International Inc	21,394	593	Pharmacy Services (0.52%)

		12,185	Express Scripts Inc (a)	26,621	2,128

			Medco Health Solutions Inc (a)	45,957	2,579

Oil & Gas Drilling (0.23%)
					4,707

Diamond Offshore Drilling Inc	6,742	642

ENSCO International Inc	13,819	633	Photo Equipment & Supplies (0.01%)

Nabors Industries Ltd (a)	27,555	574	Eastman Kodak Co	26,018	98

Rowan Cos Inc	11,034	256

		2,105	Pipelines (0.32%)

			El Paso Corp	68,023	667

Oil Company - Exploration & Production (2.89%)			Spectra Energy Corp	62,659	1,198

Anadarko Petroleum Corp	47,586	2,899	Williams Cos Inc	56,553	1,066

Apache Corp	32,571	3,066			2,931

Cabot Oil & Gas Corp	10,054	387

Chesapeake Energy Corp	62,246	1,525	Printing - Commercial (0.04%)
			RR Donnelley & Sons Co	19,916	400
Denbury Resources Inc (a)	24,198	353

Devon Energy Corp	43,053	2,786
			Property & Casualty Insurance (0.60%)
EOG Resources Inc	24,440	1,996
			Chubb Corp	33,944	1,647
EQT Corp	12,699	532
			Progressive Corp/The	65,831	1,053
Noble Energy Inc	16,821	1,104
			Travelers Cos Inc/The	55,059	2,742

Occidental Petroleum Corp	78,653	5,968
					5,442

Pioneer Natural Resources Co	11,162	459

Questar Corp	16,902	673	Publicly Traded Investment Fund (0.03%)

Range Resources Corp	15,255	764	iShares S&P 500 Index Fund/US	2,716	282

Southwestern Energy Co (a)	33,419	1,456
			Publishing - Newspapers (0.03%)
XTO Energy Inc	56,285	2,339

			Gannett Co Inc	22,773	224
		26,307

			New York Times Co/The	11,213	89

Oil Company - Integrated (6.63%)					313

Chevron Corp	194,554	14,891
			Quarrying (0.06%)
ConocoPhillips	143,856	7,219
			Vulcan Materials Co	12,125	558
Exxon Mobil Corp (b)	466,207	33,413

Hess Corp	28,237	1,545	Real Estate Management & Services (0.03%)

Marathon Oil Corp	68,656	2,195	CB Richard Ellis Group Inc (a)	23,299	241
Murphy Oil Corp	18,511	1,132

		60,395	Regional Banks (2.56%)

			Capital One Financial Corp	44,136	1,615
Oil Field Machinery & Equipment (0.34%)
			Comerica Inc	14,659	407
Cameron International Corp (a)	21,328	788
			Fifth Third Bancorp	77,153	690
FMC Technologies Inc (a)	11,879	625
			Huntington Bancshares Inc/OH	69,238	264
National Oilwell Varco Inc	40,569	1,663

			Keycorp	85,227	459
		3,076

			PNC Financial Services Group Inc	44,760	2,190

Oil Refining & Marketing (0.17%)			SunTrust Banks Inc	48,391	925

Sunoco Inc	11,340	349	US Bancorp	185,480	4,307
Tesoro Corp/Texas	13,538	192

See accompanying notes

418

     Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (continued)			Retail - Building Products (0.76%)
Wells Fargo & Co	453,190 $	12,472	Home Depot Inc	165,358 $	4,149

		23,329	Lowe's Cos Inc	143,337	2,805

					6,954

REITS - Apartments (0.16%)
Apartment Investment & Management Co	11,354	140	Retail - Computer Equipment (0.04%)
AvalonBay Communities Inc	7,754	533	GameStop Corp (a)	15,975	388
Equity Residential	26,578	768

		1,441	Retail - Consumer Electronics (0.16%)

			Best Buy Co Inc	33,120	1,265
REITS - Diversified (0.10%)
			RadioShack Corp	12,143	205

Vornado Realty Trust	15,145	902
					1,470

REITS - Healthcare (0.22%)			Retail - Discount (1.86%)
HCP Inc	28,433	841	Big Lots Inc (a)	8,015	201
Health Care REIT Inc	11,630	516	Costco Wholesale Corp	42,187	2,398
Ventas Inc	15,186	610	Family Dollar Stores Inc	13,555	384

		1,967	Target Corp	72,937	3,532

			Wal-Mart Stores Inc	209,523	10,409

REITS - Hotels (0.07%)
Host Hotels & Resorts Inc	58,584	592			16,924

			Retail - Drug Store (0.94%)
REITS - Office Property (0.09%)			CVS Caremark Corp	140,007	4,942
Boston Properties Inc	13,444	817	Walgreen Co	96,270	3,642

					8,584

REITS - Regional Malls (0.20%)
Simon Property Group Inc	27,461	1,864	Retail - Jewelry (0.05%)
			Tiffany & Co	12,040	473
REITS - Shopping Centers (0.05%)
Kimco Realty Corp	36,511	462	Retail - Major Department Store (0.29%)
			JC Penney Co Inc	22,881	758
REITS - Storage (0.11%)			Sears Holdings Corp (a)	4,841	328
Public Storage	13,155	968	TJX Cos Inc	41,118	1,536

					2,622

REITS - Warehouse & Industrial (0.05%)
ProLogis	42,956	487	Retail - Office Supplies (0.18%)
			Office Depot Inc (a)	26,652	161
Retail - Apparel & Shoe (0.25%)			Staples Inc	70,074	1,521

Abercrombie & Fitch Co	8,532	280			1,682

Gap Inc/The	46,711	997	Retail - Regional Department Store (0.26%)
Ltd Brands Inc	25,902	456	Kohl's Corp (a)	29,644	1,696
Nordstrom Inc	15,981	508	Macy's Inc	40,795	717

		2,241			2,413

Retail - Auto Parts (0.10%)			Retail - Restaurants (1.04%)
AutoZone Inc (a)	2,954	400	Darden Restaurants Inc	13,527	410
O'Reilly Automotive Inc (a)	13,265	494	McDonald's Corp	105,871	6,205

		894	Starbucks Corp (a)	71,506	1,357

Retail - Automobile (0.02%)			Yum! Brands Inc	45,261	1,492

AutoNation Inc (a)	9,153	158			9,464

			Rubber - Tires (0.03%)
Retail - Bedding (0.10%)
			Goodyear Tire & Rubber Co/The (a)	23,466	302
Bed Bath & Beyond Inc (a)	25,406	895

See accompanying notes

419

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Savings & Loans - Thrifts (0.13%)			Tobacco (1.60%)
Hudson City Bancorp Inc	45,757 $	601	Altria Group Inc	200,941 $	3,639
People's United Financial Inc	33,795	542	Lorillard Inc	16,022	1,245

		1,143	Philip Morris International Inc	187,661	8,888

			Reynolds American Inc	16,393	795

Schools (0.14%)
Apollo Group Inc (a)	12,375	707			14,567

DeVry Inc	6,006	332	Tools - Hand Held (0.09%)
Washington Post Co/The	602	260	Black & Decker Corp	5,837	276

		1,299	Snap-On Inc	5,599	204

			Stanley Works/The	7,698	348

Semiconductor Component - Integrated Circuits (0.14%)
Analog Devices Inc	28,283	725			828

Linear Technology Corp	21,564	558	Toys (0.11%)

		1,283	Hasbro Inc	12,214	333

			Mattel Inc	34,920	661

Semiconductor Equipment (0.27%)
Applied Materials Inc	129,383	1,578			994

KLA-Tencor Corp	16,556	538	Transport - Rail (0.86%)
Novellus Systems Inc (a)	9,467	195	Burlington Northern Santa Fe Corp	25,399	1,913
Teradyne Inc (a)	16,935	142	CSX Corp	38,030	1,604

		2,453	Norfolk Southern Corp	35,664	1,663

			Union Pacific Corp	48,922	2,697

Steel - Producers (0.20%)
AK Steel Holding Corp	10,612	168			7,877

Nucor Corp	30,526	1,216	Transport - Services (1.01%)
United States Steel Corp	13,904	480	CH Robinson Worldwide Inc	16,334	900

		1,864	Expeditors International of Washington Inc	20,579	663

			FedEx Corp	30,299	2,202
Steel - Specialty (0.03%)
Allegheny Technologies Inc	9,514	294	Ryder System Inc	5,428	220
			United Parcel Service Inc	96,472	5,179

Telecommunication Equipment (0.08%)					9,164

Harris Corp	12,715	531	Web Portals (1.58%)
Tellabs Inc (a)	38,433	231	Google Inc (a)	23,340	12,513

		762	Yahoo! Inc (a)	115,721	1,840

Telecommunication Equipment - Fiber Optics (0.27%)					14,353

Ciena Corp (a)	8,880	104	Wireless Equipment (1.10%)
Corning Inc	150,810	2,203	American Tower Corp (a)	38,283	1,410
JDS Uniphase Corp (a)	21,051	118	Motorola Inc	222,672	1,908

		2,425	Qualcomm Inc	161,260	6,678

Telephone - Integrated (2.83%)					9,996

AT&T Inc	572,356	14,692
			TOTAL COMMON STOCKS	$ 884,631

CenturyTel Inc	28,837	936
				Principal
Frontier Communications Corp	30,302	217
				Amount	Value
Qwest Communications International Inc	143,813	516
				(000's)	(000's)

Sprint Nextel Corp (a)	278,984	826
			REPURCHASE AGREEMENTS (3.01%)
Verizon Communications Inc	275,566	8,154
			Diversified Banking Institutions (3.01%)
Windstream Corp	42,365	409

			Investment in Joint Trading Account; Bank
		25,750	of America Repurchase Agreement; 0.06%

Television (0.08%)			dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
CBS Corp	65,746	774	Issues; $7,000,000; 0.00% - 5.75%; dated
			11/02/09 - 07/15/32)	$ 6,862$	6,862
See accompanying notes

420

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2009

				Other Assets Summary (unaudited)
	Principal

	Amount	Value	Asset Type		Percent

	(000's)	(000's)	Futures		3.06%

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$7,000,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	$ 6,863$	6,863
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $7,000,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	6,862	6,862
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $7,000,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	6,862	6,862

		27,449

TOTAL REPURCHASE AGREEMENTS	$ 27,449

Total Investments	$ 912,080
Liabilities in Excess of Other Assets, Net - (0.13)%		(1,184)

TOTAL NET ASSETS - 100.00%	$ 910,896

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,769 or 0.63% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 132,320
Unrealized Depreciation	(225,759)

Net Unrealized Appreciation (Depreciation)	(93,439)
Cost for federal income tax purposes	1,005,519
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	22.51%
Financial	17.02%
Technology	12.66%
Energy	12.20%
Communications	10.96%
Industrial	9.82%
Consumer, Cyclical	8.22%
Utilities	3.45%
Basic Materials	3.21%
Diversified	0.05%
Exchange Traded Funds	0.03%
Liabilities in Excess of Other Assets, Net	(0.13%)

TOTAL NET ASSETS	100.00%

See accompanying notes

421

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009	Buy	108	$ 28,507	$ 27,891	$ (616)
All dollar amounts are shown in thousands (000's)

See accompanying notes

422

Schedule of Investments LargeCap Value Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.06%)			COMMON STOCKS (continued)
Advertising Agencies (0.38%)			Computer Services (0.40%)
Omnicom Group Inc	88,599$	3,037	Computer Sciences Corp (a)	61,826$	3,135

Aerospace & Defense (1.29%)			Computers (0.90%)
Boeing Co/The	45,520	2,176	Hewlett-Packard Co	149,496	7,095
General Dynamics Corp	127,876	8,018

		10,194	Computers - Integrated Systems (0.37%)

			Teradata Corp (a)	105,772	2,949
Agricultural Operations (0.54%)
Archer-Daniels-Midland Co	141,209	4,253	Computers - Memory Devices (1.59%)
			EMC Corp/Massachusetts (a)	522,737	8,609
Auto - Car & Light Trucks (0.24%)
			Western Digital Corp (a)	116,858	3,936

Ford Motor Co (a)	272,655	1,909
					12,545

Auto - Medium & Heavy Duty Trucks (0.45%)			Consumer Products - Miscellaneous (0.49%)
Oshkosh Corp	113,476	3,547	Jarden Corp	142,612	3,906

Auto/Truck Parts & Equipment - Original (0.40%)			Cosmetics & Toiletries (0.93%)
TRW Automotive Holdings Corp (a)	204,419	3,199	Procter & Gamble Co	127,083	7,371

Beverages - Non-Alcoholic (0.12%)			Distribution & Wholesale (0.32%)
Coca-Cola Co/The	17,914	955	WESCO International Inc (a)	97,422	2,490

Building - Residential & Commercial (0.38%)			Diversified Banking Institutions (8.99%)
DR Horton Inc	271,890	2,980	Bank of America Corp	1,499,399	21,861
			Citigroup Inc	1,438,261	5,883
Cable/Satellite TV (1.78%)			Goldman Sachs Group Inc/The	95,872	16,315
Comcast Corp - Class A	731,892	10,612	JP Morgan Chase & Co	604,070	25,232
DISH Network Corp (a)	197,747	3,441	Morgan Stanley	54,556	1,752

		14,053			71,043

Chemicals - Diversified (0.67%)			Diversified Manufacturing Operations (4.65%)
Dow Chemical Co/The	32,204	756	General Electric Co	1,852,118	26,411
PPG Industries Inc	79,895	4,509	Illinois Tool Works Inc	124,904	5,736

		5,265	ITT Corp	90,953	4,611

Chemicals - Specialty (0.87%)					36,758

Ashland Inc	87,643	3,027	E-Commerce - Services (1.35%)
Lubrizol Corp	57,332	3,816	eBay Inc (a)	293,155	6,528

		6,843	Liberty Media Corp - Interactive (a)	367,077	4,163

Coatings & Paint (0.45%)					10,691

Valspar Corp	140,746	3,571	Electric - Generation (0.39%)
			AES Corp/The	237,827	3,108
Commercial Banks (1.80%)
Bancorpsouth Inc	146,532	3,309	Electric - Integrated (3.69%)
BB&T Corp	221,433	5,294	Ameren Corp	157,430	3,832
BOK Financial Corp	62,417	2,682	American Electric Power Co Inc	71,244	2,153
Commerce Bancshares Inc	76,254	2,925	DPL Inc	126,193	3,198

		14,210	Edison International	139,444	4,437

Commercial Services - Finance (0.88%)			Exelon Corp	19,634	922
H&R Block Inc	178,228	3,269	FirstEnergy Corp	116,709	5,051
Moody's Corp	154,886	3,667	OGE Energy Corp	100,313	3,332

		6,936	Public Service Enterprise Group Inc	181,601	5,412

See accompanying notes

423

Schedule of Investments LargeCap Value Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Gas - Distribution (continued)
Southern Co	25,865 $	807	UGI Corp	146,791 $	3,505

		29,144			10,414

Electric - Transmission (0.39%)			Home Decoration Products (0.59%)
ITC Holdings Corp	69,091	3,069	Newell Rubbermaid Inc	323,636	4,696

Electronic Components - Miscellaneous (0.35%)			Independent Power Producer (0.45%)
Garmin Ltd	90,752	2,746	NRG Energy Inc (a)	153,218	3,522

Electronic Components - Semiconductors (1.21%)			Investment Management & Advisory Services (0.60%)
Intel Corp	346,069	6,614	Invesco Ltd	223,403	4,725
Xilinx Inc	135,096	2,938

		9,552	Life & Health Insurance (0.64%)

			Unum Group	253,241	5,052
Electronic Connectors (0.47%)
Thomas & Betts Corp (a)	107,647	3,683	Machinery - Construction & Mining (0.52%)
			Caterpillar Inc	74,083	4,079
Electronics - Military (0.54%)
L-3 Communications Holdings Inc	58,502	4,229	Medical - Drugs (4.81%)
			Bristol-Myers Squibb Co	301,832	6,580
Engineering - Research & Development Services (0.81%)
			Forest Laboratories Inc (a)	153,549	4,249
Jacobs Engineering Group Inc (a)	71,886	3,040
			Merck & Co Inc/NJ	255,152	7,892
URS Corp (a)	85,544	3,324

			Pfizer Inc	1,132,474	19,286

		6,364

					38,007

Fiduciary Banks (0.85%)
			Medical - HMO (2.16%)
Bank of New York Mellon Corp/The	109,229	2,912
			CIGNA Corp	139,738	3,890
State Street Corp	90,842	3,814

			UnitedHealth Group Inc	326,807	8,481
		6,726

			WellPoint Inc (a)	99,962	4,674

Finance - Credit Card (1.03%)					17,045

American Express Co	234,431	8,168
			Medical - Wholesale Drug Distribution (0.56%)
			McKesson Corp	75,359	4,426
Finance - Investment Banker & Broker (0.34%)
Investment Technology Group Inc (a)	124,364	2,683
			Medical Products (0.58%)
			CareFusion Corp (a)	170,346	3,811
Finance - Other Services (0.24%)
NASDAQ OMX Group Inc/The (a)	106,509	1,924	Johnson & Johnson	13,479	796

					4,607

Food - Canned (0.30%)			Metal - Iron (0.57%)
Del Monte Foods Co	221,261	2,390	Cliffs Natural Resources Inc	127,660	4,541

Food - Miscellaneous/Diversified (1.37%)			Multi-Line Insurance (0.88%)
General Mills Inc	77,800	5,128	American Financial Group Inc/OH	142,109	3,496
Kraft Foods Inc	207,046	5,698	Hartford Financial Services Group Inc	140,546	3,446

		10,826			6,942

Food - Retail (0.62%)			Multimedia (2.11%)
Safeway Inc	218,330	4,875	News Corp	69,561	801
			Time Warner Inc	121,668	3,665
Gas - Distribution (1.32%)
			Viacom Inc (a)	184,792	5,098
Atmos Energy Corp	120,069	3,344
			Walt Disney Co/The	258,038	7,063

Energen Corp	81,239	3,565
					16,627

See accompanying notes

424

Schedule of Investments LargeCap Value Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Music (0.22%)			Publishing - Newspapers (0.35%)
Warner Music Group Corp (a)	297,770 $	1,715	Gannett Co Inc	285,040 $	2,799

Office Automation & Equipment (0.69%)			Regional Banks (4.29%)
Pitney Bowes Inc	49,666	1,217	Fifth Third Bancorp	420,358	3,758
Xerox Corp	562,171	4,227	US Bancorp	373,630	8,675

		5,444	Wells Fargo & Co	780,586	21,482

					33,915

Oil - Field Services (1.80%)
Halliburton Co	253,966	7,418	REITS - Diversified (0.34%)
Helix Energy Solutions Group Inc (a)	228,410	3,136	Digital Realty Trust Inc	59,596	2,690
Schlumberger Ltd	58,575	3,644

		14,198	REITS - Healthcare (0.55%)

			Ventas Inc	109,126	4,379
Oil & Gas Drilling (0.36%)
Atwood Oceanics Inc (a)	80,573	2,860	REITS - Mortgage (0.59%)
			Annaly Capital Management Inc	277,063	4,685
Oil Company - Exploration & Production (4.20%)
Anadarko Petroleum Corp	43,005	2,620	REITS - Regional Malls (0.45%)
Apache Corp	25,306	2,382	Simon Property Group Inc	52,531	3,566
Chesapeake Energy Corp	200,815	4,920
Devon Energy Corp	20,815	1,347	Retail - Apparel & Shoe (0.42%)
Encore Acquisition Co (a)	85,540	3,171	Gap Inc/The	157,267	3,356
Occidental Petroleum Corp	144,472	10,962
XTO Energy Inc	186,232	7,740	Retail - Building Products (0.33%)

			Home Depot Inc	102,886	2,581
		33,142

Oil Company - Integrated (11.48%)			Retail - Discount (0.36%)
Chevron Corp	392,714	30,058	Big Lots Inc (a)	115,026	2,881
ConocoPhillips	231,118	11,598
Exxon Mobil Corp (b)	603,785	43,273	Retail - Drug Store (0.24%)
Hess Corp	104,879	5,741	CVS Caremark Corp	54,045	1,908

		90,670

			Steel - Producers (0.37%)
Oil Field Machinery & Equipment (0.91%)			United States Steel Corp	85,700	2,956
Cameron International Corp (a)	107,745	3,984
National Oilwell Varco Inc	78,635	3,223	Telephone - Integrated (5.07%)

		7,207	AT&T Inc	901,049	23,130

			CenturyTel Inc	77,934	2,530
Paper & Related Products (0.95%)
			Qwest Communications International Inc	968,000	3,475
International Paper Co	196,676	4,388
			Sprint Nextel Corp (a)	575,009	1,702
Rayonier Inc	79,877	3,082

			Verizon Communications Inc	310,824	9,197

		7,470

					40,034

Pipelines (1.26%)
Spectra Energy Corp	256,133	4,897	Tobacco (0.52%)
			Reynolds American Inc	84,268	4,085
Williams Cos Inc	268,065	5,053

		9,950

			Transport - Services (0.37%)
Property & Casualty Insurance (2.45%)			UTI Worldwide Inc	232,964	2,905
Chubb Corp	142,443	6,911
HCC Insurance Holdings Inc	125,726	3,318	Transport - Truck (0.49%)
Travelers Cos Inc/The	182,436	9,084	Con-way Inc	117,163	3,865

		19,313

See accompanying notes

425

Schedule of Investments LargeCap Value Fund October 31, 2009

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Financial	26.02%

			Energy	20.01%
COMMON STOCKS (continued)			Consumer, Non-cyclical	14.25%
Vitamins & Nutrition Products (0.37%)			Communications	11.04%
Mead Johnson Nutrition Co	69,210 $	2,910	Industrial	9.47%

			Utilities	6.24%
TOTAL COMMON STOCKS	$ 774,589		Technology	5.16%

	Principal		Consumer, Cyclical	3.96%
			Basic Materials	3.88%
	Amount	Value	Liabilities in Excess of Other Assets, Net	(0.03%)

	(000's)	(000's)

			TOTAL NET ASSETS	100.00%

REPURCHASE AGREEMENTS (1.97%)
Diversified Banking Institutions (1.97%)			Other Assets Summary (unaudited)

Investment in Joint Trading Account; Bank			Asset Type	Percent

of America Repurchase Agreement; 0.06%			Futures	1.73%
dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $3,961,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 3,883$	3,883
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$3,961,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	3,884	3,884
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $3,961,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	3,883	3,883
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $3,961,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	3,883	3,883

		15,533

TOTAL REPURCHASE AGREEMENTS	$ 15,533

Total Investments	$ 790,122
Liabilities in Excess of Other Assets, Net - (0.03)%		(257)

TOTAL NET ASSETS - 100.00%	$ 789,865

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,877 or 0.49% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 68,079
Unrealized Depreciation	(97,699)

Net Unrealized Appreciation (Depreciation)	(29,620)
Cost for federal income tax purposes	819,742
All dollar amounts are shown in thousands (000's)

See accompanying notes

426

Schedule of Investments
LargeCap Value Fund
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009	Buy	53	$ 14,053	$ 13,687	$ (366)
All dollar amounts are shown in thousands (000's)

See accompanying notes

427

Schedule of Investments
LargeCap Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.40%)			COMMON STOCKS (continued)
Advertising Agencies (0.34%)			Beverages - Non-Alcoholic (0.68%)
Interpublic Group of Cos Inc (a)	724,473 $	4,361	Coca-Cola Co/The	39,838 $	2,124
			Coca-Cola Enterprises Inc	5,383	103
Aerospace & Defense (1.14%)			Dr Pepper Snapple Group Inc	17,634	481
Boeing Co/The	46,308	2,213	Pepsi Bottling Group Inc	3,268	122
General Dynamics Corp	171,149	10,731	PepsiAmericas Inc	6,577	192
Northrop Grumman Corp	22,635	1,135	PepsiCo Inc	93,300	5,649

Raytheon Co	10,529	477			8,671

		14,556

			Beverages - Wine & Spirits (0.01%)
Aerospace & Defense Equipment (0.40%)			Brown-Forman Corp	1,769	86
United Technologies Corp	83,270	5,117
			Brewery (0.69%)
Agricultural Chemicals (0.54%)			Molson Coors Brewing Co	179,507	8,790
Agrium Inc	144,900	6,803
CF Industries Holdings Inc	963	80	Broadcasting Services & Programming (0.05%)
Intrepid Potash Inc (a)	333	9	Discovery Communications Inc - C Shares (a)	2,286	55

		6,892	Liberty Global Inc - A Shares (a)	18,486	379

			Scripps Networks Interactive	4,127	156

Agricultural Operations (0.10%)
Archer-Daniels-Midland Co	22,663	683			590

Bunge Ltd	9,309	531	Building - Mobile Home & Manufactured Housing (0.00%)

		1,214	Thor Industries Inc	1,978	52

Airlines (0.32%)
			Building - Residential & Commercial (0.07%)
Southwest Airlines Co	489,400	4,111
			DR Horton Inc	32,216	353
			KB Home	8,214	117
Apparel Manufacturers (0.05%)
Polo Ralph Lauren Corp	369	27	MDC Holdings Inc	2,679	87
VF Corp	7,966	566	NVR Inc (a)	554	367

		593			924

Appliances (0.23%)			Building & Construction Products -
			Miscellaneous (0.01%)
Whirlpool Corp	40,676	2,912	Armstrong World Industries Inc (a)	1,332	50
			Owens Corning Inc (a)	5,566	123

Applications Software (0.02%)
					173

Compuware Corp (a)	28,109	198
			Building Products - Wood (0.02%)
Auto - Car & Light Trucks (0.41%)			Masco Corp	22,080	259
Ford Motor Co (a)	749,170	5,244
			Cable/Satellite TV (1.16%)
Auto - Medium & Heavy Duty Trucks (0.70%)			Comcast Corp - Class A	927,021	13,442
Oshkosh Corp	10,383	325	DISH Network Corp (a)	23,353	406
PACCAR Inc	231,150	8,647	Time Warner Cable Inc	24,474	965

		8,972			14,813

Auto/Truck Parts & Equipment - Original (0.29%)			Casino Services (0.01%)
BorgWarner Inc	100,573	3,049	International Game Technology	5,783	103
Johnson Controls Inc	21,478	514
TRW Automotive Holdings Corp (a)	5,053	79	Chemicals - Diversified (1.53%)
WABCO Holdings Inc	846	20	Dow Chemical Co/The	77,289	1,815

		3,662	EI Du Pont de Nemours & Co	334,385	10,640

			FMC Corp	122,260	6,248
Batteries & Battery Systems (0.01%)
			PPG Industries Inc	14,038	792

Energizer Holdings Inc (a)	1,304	79
					19,495

See accompanying notes

428

Schedule of Investments
LargeCap Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Specialty (0.11%)			Computer Services (continued)
Albemarle Corp	10,007 $	316	DST Systems Inc (a)	537 $	22

Ashland Inc	7,970	275			833

Cabot Corp	7,598	167
			Computers (1.93%)
Eastman Chemical Co	8,439	443	Hewlett-Packard Co	458,834	21,776
International Flavors & Fragrances Inc	514	20	Research In Motion Ltd (a)	39,900	2,343
Lubrizol Corp	996	66	Sun Microsystems Inc (a)	59,844	490

Terra Industries Inc	3,658	116			24,609

		1,403

			Computers - Integrated Systems (0.01%)
Coal (0.71%)			Diebold Inc	955	29
Peabody Energy Corp	229,800	9,098	Teradata Corp (a)	3,710	103

					132

Coatings & Paint (0.04%)
RPM International Inc	7,055	124	Computers - Memory Devices (1.30%)
Sherwin-Williams Co/The	1,669	95	EMC Corp/Massachusetts (a)	584,191	9,622
Valspar Corp	11,649	296	Seagate Technology	495,148	6,907

		515	Western Digital Corp (a)	2,563	86

					16,615

Commercial Banks (0.51%)
Associated Banc-Corp	14,853	190	Consulting Services (0.01%)
Bancorpsouth Inc	9,679	219	SAIC Inc (a)	6,277	111
Bank of Hawaii Corp	5,555	247
BB&T Corp	53,699	1,284	Consumer Products - Miscellaneous (0.43%)
			Clorox Co	1,825	108
BOK Financial Corp	1,556	67
			Fortune Brands Inc	120,362	4,688
City National Corp/CA	62,700	2,362
			Jarden Corp	10,204	279
Commerce Bancshares Inc	4,593	176
			Kimberly-Clark Corp	6,254	383

Cullen/Frost Bankers Inc	6,008	281
First Citizens BancShares Inc/NC	702	105			5,458

Fulton Financial Corp	20,400	168	Containers - Metal & Glass (0.04%)
M&T Bank Corp	8,851	556	Ball Corp	3,822	189
Regions Financial Corp	80,233	388	Greif Inc	3,857	206
TCF Financial Corp	14,881	176	Owens-Illinois Inc (a)	3,618	115

Valley National Bancorp	16,474	219			510

Whitney Holding Corp/LA	7,829	63	Containers - Paper & Plastic (0.11%)

		6,501	Bemis Co Inc	12,546	324

Commercial Services (0.05%)			Packaging Corp of America	10,724	196
Convergys Corp (a)	9,895	107	Pactiv Corp (a)	2,775	64
Quanta Services Inc (a)	22,966	487	Sealed Air Corp	18,428	355
Weight Watchers International Inc	3,506	93	Sonoco Products Co	11,592	310

		687	Temple-Inland Inc	12,373	191

					1,440

Commercial Services - Finance (0.61%)
Equifax Inc	3,197	88	Cosmetics & Toiletries (1.54%)
Interactive Data Corp	2,250	59	Alberto-Culver Co	1,475	39
Mastercard Inc	34,300	7,512	Procter & Gamble Co	337,960	19,602

Total System Services Inc	5,246	84			19,641

		7,743	Cruise Lines (0.91%)

Computer Services (0.07%)			Carnival Corp	264,612	7,705
Affiliated Computer Services Inc (a)	4,176	218	Royal Caribbean Cruises Ltd	193,600	3,917

Computer Sciences Corp (a)	11,691	593			11,622

See accompanying notes

429

Schedule of Investments LargeCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (0.37%)			Electric - Integrated (continued)
Broadridge Financial Solutions Inc	6,177 $	129	Exelon Corp	227,982 $	10,706
Fidelity National Information Services Inc	210,162	4,573	FirstEnergy Corp	167,575	7,253

		4,702	FPL Group Inc	29,132	1,430

			Great Plains Energy Inc	15,688	271
Distribution & Wholesale (0.10%)
Genuine Parts Co	18,522	648	MDU Resources Group Inc	221,400	4,594
Ingram Micro Inc (a)	18,804	332	Northeast Utilities	20,344	469
Tech Data Corp (a)	5,836	224	NSTAR	12,406	384
WESCO International Inc (a)	2,326	60	NV Energy Inc	15,603	179

		1,264	OGE Energy Corp	11,155	371

			Pepco Holdings Inc	399,400	5,963
Diversified Banking Institutions (8.94%)			PG&E Corp	108,562	4,439
Bank of America Corp	1,542,172	22,485
			Pinnacle West Capital Corp	11,743	368
Citigroup Inc	788,156	3,224
			Progress Energy Inc	19,381	727
Goldman Sachs Group Inc/The	91,048	15,494
			Public Service Enterprise Group Inc	41,293	1,231
JP Morgan Chase & Co	1,177,867	49,199
			SCANA Corp	14,151	479
Morgan Stanley	731,612	23,499

			Southern Co	238,050	7,425
		113,901

			TECO Energy Inc	24,727	355
Diversified Manufacturing Operations (4.03%)			Wisconsin Energy Corp	13,581	593
Carlisle Cos Inc	5,186	161	Xcel Energy Inc	37,186	701

Crane Co	2,784	78			64,560

Danaher Corp	7,757	529
			Electric Products - Miscellaneous (0.02%)
Dover Corp	6,309	238
			Molex Inc	13,982	261
Eaton Corp	11,504	695
General Electric Co	2,568,315	36,624	Electronic Components - Miscellaneous (0.03%)
Illinois Tool Works Inc	252,152	11,579	AVX Corp	4,436	50
ITT Corp	13,024	660	Garmin Ltd	2,366	72
Leggett & Platt Inc	6,884	133	Jabil Circuit Inc	10,947	147
Parker Hannifin Corp	12,746	675	Vishay Intertechnology Inc (a)	17,055	106

		51,372			375

E-Commerce - Services (0.16%)			Electronic Components - Semiconductors (0.87%)
eBay Inc (a)	66,188	1,474	Fairchild Semiconductor International Inc (a)	14,387	108
Expedia Inc (a)	1,921	43	Intel Corp	506,323	9,676
IAC/InterActiveCorp (a)	6,237	118	Intersil Corp	7,144	90
Liberty Media Corp - Interactive (a)	41,409	470	LSI Corp (a)	75,380	386

		2,105	Micron Technology Inc (a)	81,056	550

Electric - Generation (0.02%)			PMC - Sierra Inc (a)	25,876	220
AES Corp/The	15,024	196	Rovi Corp (a)	3,618	100

					11,130

Electric - Integrated (5.07%)
			Electronic Connectors (0.01%)
Alliant Energy Corp	12,851	341
			Thomas & Betts Corp (a)	4,192	143
American Electric Power Co Inc	306,707	9,269
CMS Energy Corp	26,353	350	Electronic Design Automation (0.01%)
Consolidated Edison Inc	19,061	775	Synopsys Inc (a)	6,245	137
Dominion Resources Inc/VA	40,982	1,397
DPL Inc	11,761	298	Electronic Parts Distribution (0.04%)
DTE Energy Co	19,035	704	Arrow Electronics Inc (a)	8,127	206
Duke Energy Corp	89,411	1,414	Avnet Inc (a)	11,668	289

Edison International	26,589	846			495

Entergy Corp	16,003	1,228

See accompanying notes

430

Schedule of Investments
LargeCap Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronics - Military (0.05%)			Food - Confectionery (continued)
L-3 Communications Holdings Inc	9,257 $	669	JM Smucker Co/The	8,227 $	434

					716

Energy - Alternate Sources (0.02%)
			Food - Meat Products (0.06%)
Covanta Holding Corp (a)	14,985	257
			Hormel Foods Corp	7,305	266
Engineering - Research & Development Services (0.06%)			Tyson Foods Inc	35,048	439

KBR Inc	18,640	381			705

Shaw Group Inc/The (a)	1,817	47	Food - Miscellaneous/Diversified (0.46%)
URS Corp (a)	8,456	329	Campbell Soup Co	7,341	233

		757	ConAgra Foods Inc	31,067	653

Engines - Internal Combustion (0.32%)			General Mills Inc	15,554	1,025
Cummins Inc	96,137	4,140	HJ Heinz Co	6,943	279
			Kraft Foods Inc	118,426	3,259
Enterprise Software & Services (0.51%)			Ralcorp Holdings Inc (a)	6,570	353

CA Inc	10,405	218			5,802

Novell Inc (a)	21,804	89
			Food - Retail (0.06%)
Oracle Corp	293,500	6,193

			Safeway Inc	34,246	765
		6,500

Fiduciary Banks (0.79%)			Forestry (0.07%)
Bank of New York Mellon Corp/The	349,861	9,327	Plum Creek Timber Co Inc	12,162	381
State Street Corp	18,971	797	Weyerhaeuser Co	14,681	533

		10,124			914

Finance - Auto Loans (0.01%)			Funeral Services & Related Items (0.02%)
AmeriCredit Corp (a)	7,273	128	Hillenbrand Inc	4,425	89
			Service Corp International/US	29,153	200

Finance - Credit Card (0.24%)					289

American Express Co	68,199	2,376
			Gas - Distribution (0.29%)
Discover Financial Services	44,074	623

			AGL Resources Inc	8,965	313
		2,999

			Atmos Energy Corp	10,689	298
Finance - Investment Banker & Broker (0.29%)			Centerpoint Energy Inc	6,490	82
Interactive Brokers Group Inc (a)	4,716	75	Energen Corp	8,331	366
Investment Technology Group Inc (a)	4,621	100	National Fuel Gas Co	8,222	373
Raymond James Financial Inc	11,372	268	NiSource Inc	31,900	412
TD Ameritrade Holding Corp (a)	167,700	3,237	Sempra Energy	19,934	1,026

		3,680	Southern Union Co	12,927	253

Finance - Other Services (0.13%)			UGI Corp	12,579	300
CME Group Inc	5,141	1,556	Vectren Corp	9,414	212

NASDAQ OMX Group Inc/The (a)	8,748	158			3,635

		1,714	Home Decoration Products (0.03%)

Food - Baking (0.00%)			Newell Rubbermaid Inc	27,022	392
Flowers Foods Inc	1,543	36
			Hospital Beds & Equipment (0.01%)
Food - Canned (0.02%)			Kinetic Concepts Inc (a)	4,615	153
Del Monte Foods Co	22,971	248
			Hotels & Motels (0.06%)
Food - Confectionery (0.06%)			Choice Hotels International Inc	2,411	72
Hershey Co/The	7,459	282	Marriott International Inc/DE	18,355	460
			Wyndham Worldwide Corp	11,544	197

					729

See accompanying notes

431

Schedule of Investments
LargeCap Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Human Resources (0.03%)			Machinery - Farm (0.77%)
Manpower Inc	9,102 $	432	AGCO Corp (a)	10,737 $	302
			Deere & Co	209,281	9,533

Independent Power Producer (0.23%)					9,835

Dynegy Inc (a)	1,085,500	2,171
			Machinery - General Industry (0.03%)
Mirant Corp (a)	16,749	234
			Gardner Denver Inc	6,031	217
NRG Energy Inc (a)	21,647	498

			IDEX Corp	3,843	109
		2,903

			Roper Industries Inc	1,493	75

Industrial Automation & Robots (0.05%)					401

Rockwell Automation Inc/DE	14,828	607
			Machinery Tools & Related Products (0.02%)
Industrial Gases (0.36%)			Lincoln Electric Holdings Inc	4,938	234
Air Products & Chemicals Inc	11,727	905
			Medical - Biomedical/Gene (0.21%)
Airgas Inc	9,446	419
			Amgen Inc (a)	48,700	2,617
Praxair Inc	40,600	3,225

		4,549

			Medical - Drugs (4.28%)
Instruments - Scientific (0.12%)			Bristol-Myers Squibb Co	71,377	1,556
PerkinElmer Inc	10,472	195	Eli Lilly & Co	33,509	1,140
Thermo Fisher Scientific Inc (a)	31,056	1,397	Endo Pharmaceuticals Holdings Inc (a)	13,609	305

		1,592	Forest Laboratories Inc (a)	24,367	674

			Merck & Co Inc/NJ	304,002	9,403
Insurance Brokers (0.14%)
Aon Corp	22,770	877	Pfizer Inc	2,397,122	40,823
Arthur J Gallagher & Co	851	19	Schering-Plough Corp	20,436	576

Brown & Brown Inc	3,590	66			54,477

Erie Indemnity Co	1,035	36	Medical - Generic Drugs (0.31%)
Marsh & McLennan Cos Inc	33,577	788	Mylan Inc/PA (a)	214,699	3,487

		1,786	Watson Pharmaceuticals Inc (a)	12,245	421

					3,908

Investment Management & Advisory Services (0.94%)
Ameriprise Financial Inc	293,816	10,187	Medical - HMO (1.40%)
BlackRock Inc	1,548	335	Aetna Inc	28,342	738
Federated Investors Inc	686	18	CIGNA Corp	20,603	574
Franklin Resources Inc	6,817	713	Coventry Health Care Inc (a)	12,382	245
Invesco Ltd	31,454	665	Humana Inc (a)	12,475	469

		11,918	UnitedHealth Group Inc	543,601	14,106

			WellPoint Inc (a)	36,373	1,701

Life & Health Insurance (1.34%)
Aflac Inc	367,300	15,240			17,833

Prudential Financial Inc	15,394	696	Medical - Wholesale Drug Distribution (0.12%)
StanCorp Financial Group Inc	5,695	209	AmerisourceBergen Corp	4,352	96
Torchmark Corp	9,611	390	Cardinal Health Inc	25,654	727
Unum Group	27,254	544	McKesson Corp	12,137	713

		17,079			1,536

Linen Supply & Related Items (0.03%)			Medical Information Systems (0.02%)
Cintas Corp	12,514	347	IMS Health Inc	16,321	268

Machinery - Construction & Mining (0.12%)			Medical Instruments (0.05%)
Bucyrus International Inc	6,767	300	Boston Scientific Corp (a)	78,375	636
Caterpillar Inc	20,902	1,151
Joy Global Inc	1,461	74	Medical Products (1.98%)

		1,525	Covidien PLC	320,500	13,499

See accompanying notes

432

Schedule of Investments LargeCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Medical Products (continued)			Non-Hazardous Waste Disposal (continued)
Hospira Inc (a)	118,200 $	5,276	Waste Connections Inc (a)	2,473 $	78

Johnson & Johnson	95,760	5,655	Waste Management Inc	5,888	176

Zimmer Holdings Inc (a)	14,942	786			3,438

		25,216

			Office Automation & Equipment (0.09%)

Metal - Aluminum (0.04%)			Pitney Bowes Inc	23,975	588
Alcoa Inc	36,344	451	Xerox Corp	69,184	520

					1,108

Metal - Copper (0.63%)
			Office Supplies & Forms (0.03%)
Freeport-McMoRan Copper & Gold Inc	106,540	7,816
			Avery Dennison Corp	10,649	380
Southern Copper Corp	5,393	170

		7,986

			Oil - Field Services (1.30%)

Metal - Iron (0.04%)			Baker Hughes Inc	233,675	9,831
Cliffs Natural Resources Inc	13,754	489	BJ Services Co	33,930	651

			Halliburton Co	79,875	2,333

Metal Processors & Fabrication (0.02%)			Oil States International Inc (a)	5,760	198

Timken Co	11,243	248	Schlumberger Ltd	45,378	2,823

			SEACOR Holdings Inc (a)	2,347	191
Miscellaneous Manufacturers (0.02%)
			Smith International Inc	10,315	286
Aptargroup Inc	7,772	274
			Superior Energy Services Inc (a)	9,077	196

Motion Pictures & Services (0.02%)					16,509

DreamWorks Animation SKG Inc (a)	8,407	269	Oil & Gas Drilling (1.09%)
			Atwood Oceanics Inc (a)	949	34

Multi-Line Insurance (1.61%)			ENSCO International Inc	11,811	541
ACE Ltd	142,100	7,298
			Helmerich & Payne Inc	8,427	320
Allstate Corp/The	37,259	1,102
			Nabors Industries Ltd (a)	32,880	685
American Financial Group Inc/OH	9,992	246
			Noble Corp	124,300	5,064
Assurant Inc	13,677	409
			Patterson-UTI Energy Inc	15,234	237
Cincinnati Financial Corp	16,807	426
			Pride International Inc (a)	10,750	318
CNA Financial Corp (a)	1,680	37
			Rowan Cos Inc	10,826	252
Hartford Financial Services Group Inc	22,605	554
			Seahawk Drilling Inc (a)	718	19
Loews Corp	22,763	754
			Transocean Ltd (a)	76,900	6,453

MetLife Inc	283,376	9,643

					13,923

		20,469

			Oil Company - Exploration & Production (5.02%)
Multimedia (2.03%)			Anadarko Petroleum Corp	133,746	8,149
Liberty Media Corp - Entertainment (a)	36,003	1,110
			Apache Corp	23,284	2,192
Meredith Corp	3,934	106
			Cabot Oil & Gas Corp	12,040	463
News Corp	158,153	1,822
			Chesapeake Energy Corp	43,496	1,066
Time Warner Inc	285,592	8,602
			Devon Energy Corp	142,438	9,217
Viacom Inc (a)	43,592	1,203
			Encore Acquisition Co (a)	6,128	227
Walt Disney Co/The	477,823	13,078

			EOG Resources Inc	71,285	5,821

		25,921	Noble Energy Inc	15,433	1,013

Music (0.00%)			Occidental Petroleum Corp	264,470	20,068

Warner Music Group Corp (a)	4,721	27	Petrohawk Energy Corp (a)	247,100	5,812

			Questar Corp	12,089	482

Networking Products (0.34%)			Range Resources Corp	9,279	464

Cisco Systems Inc (a)	187,300	4,280	Ultra Petroleum Corp (a)	140,600	6,826

			XTO Energy Inc	51,614	2,145

Non-Hazardous Waste Disposal (0.27%)
					63,945

Republic Services Inc	122,900	3,184

See accompanying notes

433

Schedule of Investments LargeCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Integrated (10.88%)			Quarrying (continued)
Chevron Corp	612,459 $	46,878	Vulcan Materials Co	8,683 $	400

ConocoPhillips	103,074	5,172			509

Exxon Mobil Corp	767,914	55,036
			Racetracks (0.02%)
Hess Corp	254,158	13,913	International Speedway Corp	3,489	89
Marathon Oil Corp	380,617	12,168	Penn National Gaming Inc (a)	7,757	195

Murphy Oil Corp	16,986	1,038			284

Petroleo Brasileiro SA ADR	94,900	4,387

		138,592	Real Estate Management & Services (0.02%)

			Jones Lang LaSalle Inc	4,852	227
Oil Field Machinery & Equipment (0.12%)
National Oilwell Varco Inc	37,230	1,526	Regional Banks (4.50%)
			Capital One Financial Corp	147,576	5,401
Oil Refining & Marketing (0.06%)			Fifth Third Bancorp	55,245	494
Frontier Oil Corp	2,604	36	PNC Financial Services Group Inc	35,989	1,762
Valero Energy Corp	39,091	708	SunTrust Banks Inc	471,647	9,013

		744	US Bancorp	148,414	3,446

Paper & Related Products (0.45%)			Wells Fargo & Co	1,352,430	37,219

International Paper Co	225,585	5,033			57,335

MeadWestvaco Corp	19,874	454
			Reinsurance (0.25%)
Rayonier Inc	5,018	193	Allied World Assurance Co Holdings Ltd	5,752	257

		5,680	Aspen Insurance Holdings Ltd	9,635	249

Pharmacy Services (0.33%)			Axis Capital Holdings Ltd	11,862	343
Medco Health Solutions Inc (a)	72,000	4,041	Endurance Specialty Holdings Ltd	3,804	137
Omnicare Inc	7,955	172	Everest Re Group Ltd	7,147	625

		4,213	PartnerRe Ltd	6,574	503

			Reinsurance Group of America Inc	7,793	359
Pipelines (0.60%)
El Paso Corp	58,797	577	RenaissanceRe Holdings Ltd	7,239	380
Oneok Inc	12,233	443	Transatlantic Holdings Inc	3,169	160
Spectra Energy Corp	57,426	1,098	Validus Holdings Ltd	9,368	237

Williams Cos Inc	295,450	5,569			3,250

		7,687	REITS - Apartments (0.17%)

			AvalonBay Communities Inc	9,282	639
Power Converter & Supply Equipment (0.02%)
Hubbell Inc	5,784	246	BRE Properties Inc	5,953	162
			Camden Property Trust	7,746	281
Printing - Commercial (0.03%)			Equity Residential	21,134	610
RR Donnelley & Sons Co	17,689	355	Essex Property Trust Inc	3,188	240
			UDR Inc	17,480	251

Property & Casualty Insurance (0.45%)					2,183

Alleghany Corp (a)	644	161
			REITS - Diversified (0.11%)
Arch Capital Group Ltd (a)	6,077	409
			Duke Realty Corp	26,003	292
Chubb Corp	28,967	1,406
			Liberty Property Trust	12,972	381
HCC Insurance Holdings Inc	13,037	344
			Vornado Realty Trust	11,829	705

Progressive Corp/The	42,481	680
					1,378

Travelers Cos Inc/The	48,166	2,398
Wesco Financial Corp	156	51	REITS - Healthcare (0.14%)
WR Berkley Corp	10,489	259	HCP Inc	20,836	616

		5,708	Health Care REIT Inc	6,418	285

			Nationwide Health Properties Inc	2,964	96
Quarrying (0.04%)
			Senior Housing Properties Trust	13,996	270
Compass Minerals International Inc	1,757	109

See accompanying notes

434

Schedule of Investments LargeCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Healthcare (continued)			Retail - Automobile (continued)
Ventas Inc	12,081 $	485	Penske Auto Group Inc	2,820 $	44

		1,752			322

REITS - Hotels (0.06%)			Retail - Bookstore (0.00%)
Hospitality Properties Trust	14,186	274	Barnes & Noble Inc	3,421	57
Host Hotels & Resorts Inc	46,481	470

		744	Retail - Building Products (0.84%)

			Home Depot Inc	127,102	3,189
REITS - Mortgage (0.41%)
			Lowe's Cos Inc	381,391	7,464

Annaly Capital Management Inc	292,916	4,953
					10,653

Chimera Investment Corp	77,870	272

		5,225	Retail - Computer Equipment (0.00%)

			GameStop Corp (a)	2,315	56
REITS - Office Property (0.16%)
Alexandria Real Estate Equities Inc	3,594	195	Retail - Consumer Electronics (0.02%)
Boston Properties Inc	9,317	566	RadioShack Corp	12,631	213
Brandywine Realty Trust	14,934	143
Corporate Office Properties Trust SBI MD	6,667	221	Retail - Discount (0.37%)
Douglas Emmett Inc	14,092	166	Big Lots Inc (a)	8,528	213
HRPT Properties Trust	25,984	183	BJ's Wholesale Club Inc (a)	5,243	184
Mack-Cali Realty Corp	9,090	281	Target Corp	88,100	4,267

SL Green Realty Corp	8,923	346			4,664

		2,101	Retail - Drug Store (0.19%)

REITS - Regional Malls (0.07%)			CVS Caremark Corp	70,286	2,481
Simon Property Group Inc	10,618	721
Taubman Centers Inc	6,173	188	Retail - Jewelry (0.02%)

			Signet Jewelers Ltd (a)	9,907	250
		909

			Tiffany & Co	1,207	47

REITS - Shopping Centers (0.07%)					297

Federal Realty Investment Trust	5,972	353
Regency Centers Corp	9,297	312	Retail - Mail Order (0.01%)
			Williams-Sonoma Inc	6,538	123
Weingarten Realty Investors	12,130	224

		889

			Retail - Major Department Store (1.09%)
REITS - Single Tenant (0.02%)			JC Penney Co Inc	290,865	9,636
Realty Income Corp	12,117	281	Sears Holdings Corp (a)	5,785	393
			TJX Cos Inc	104,700	3,911

Retail - Apparel & Shoe (0.05%)					13,940

Abercrombie & Fitch Co	5,134	168
Chico's FAS Inc (a)	1,274	15	Retail - Regional Department Store (0.06%)
			Kohl's Corp (a)	2,230	128
Foot Locker Inc	10,092	106
			Macy's Inc	33,781	593

Gap Inc/The	6,498	139
Ltd Brands Inc	10,073	177			721

Phillips-Van Heusen Corp	2,114	85	Retail - Restaurants (0.33%)

		690	Yum! Brands Inc	126,000	4,152

Retail - Auto Parts (0.21%)
			Satellite Telecommunications (0.01%)
Advance Auto Parts Inc	71,000	2,645
			EchoStar Holding Corp (a)	4,404	80
Retail - Automobile (0.02%)
			Savings & Loans - Thrifts (0.13%)
AutoNation Inc (a)	7,637	132
			First Niagara Financial Group Inc	17,396	224
CarMax Inc (a)	7,427	146
			Hudson City Bancorp Inc	24,183	318
			New York Community Bancorp Inc	40,103	433

See accompanying notes

435

Schedule of Investments LargeCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Savings & Loans - Thrifts (continued)			Television (0.04%)
People's United Financial Inc	40,110 $	643	CBS Corp	42,195 $	497
TFS Financial Corp	8,515	99

		1,717	Theaters (0.00%)

			Regal Entertainment Group	4,497	57
Schools (0.02%)
Career Education Corp (a)	618	13	Tobacco (0.41%)
Washington Post Co/The	714	308	Lorillard Inc	2,286	178

		321	Reynolds American Inc	103,165	5,001

Semiconductor Component - Integrated Circuits (0.19%)					5,179

Atmel Corp (a)	52,369	195	Tools - Hand Held (0.07%)
Integrated Device Technology Inc (a)	15,114	89	Black & Decker Corp	6,983	330
Marvell Technology Group Ltd (a)	151,581	2,079	Snap-On Inc	4,858	178
Maxim Integrated Products Inc	5,698	95	Stanley Works/The	9,185	415

		2,458			923

Semiconductor Equipment (0.12%)			Toys (0.03%)
Applied Materials Inc	92,343	1,126	Hasbro Inc	5,872	160
KLA-Tencor Corp	11,799	384	Mattel Inc	9,329	177

		1,510			337

Steel - Producers (0.44%)			Transport - Marine (0.05%)
AK Steel Holding Corp	12,695	201	Frontline Ltd/Bermuda	5,988	139
Nucor Corp	26,817	1,069	Kirby Corp (a)	4,962	168
Reliance Steel & Aluminum Co	7,308	266	Overseas Shipholding Group Inc	2,719	107
Schnitzer Steel Industries Inc	525	23	Tidewater Inc	6,004	250

Steel Dynamics Inc	24,996	335			664

United States Steel Corp	106,456	3,672

			Transport - Rail (1.27%)
		5,566

			Burlington Northern Santa Fe Corp	168,272	12,674
Telecommunication Equipment (0.06%)			CSX Corp	31,089	1,312
CommScope Inc (a)	10,873	294	Norfolk Southern Corp	25,361	1,182
Harris Corp	3,337	139	Union Pacific Corp	18,775	1,035

Tellabs Inc (a)	45,975	277			16,203

		710

			Transport - Services (1.39%)
Telecommunication Equipment - Fiber Optics (0.04%)			FedEx Corp	172,028	12,505
Corning Inc	28,307	413	Ryder System Inc	127,300	5,162
JDS Uniphase Corp (a)	11,732	66	UTI Worldwide Inc	896	11

		479			17,678

Telecommunication Services (0.04%)			Transport - Truck (0.01%)
Amdocs Ltd (a)	19,291	486	Con-way Inc	3,810	126

Telephone - Integrated (4.26%)			Vitamins & Nutrition Products (0.01%)
AT&T Inc	1,386,762	35,598	Mead Johnson Nutrition Co	2,000	84
CenturyTel Inc	23,000	747
Frontier Communications Corp	20,499	147	Water (0.03%)
Qwest Communications International Inc	171,055	614	American Water Works Co Inc	6,372	121
Sprint Nextel Corp (a)	1,171,053	3,467	Aqua America Inc	15,760	243

Verizon Communications Inc	455,501	13,478			364

Windstream Corp	27,196	262

		54,313

See accompanying notes

436

Schedule of Investments LargeCap Value Fund I

October 31, 2009

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Financial	23.76%

			Energy	19.80%
COMMON STOCKS (continued)			Consumer, Non-cyclical	14.00%
Wireless Equipment (0.10%)			Industrial	10.55%
Motorola Inc	149,052 $	1,277	Communications	8.63%

			Consumer, Cyclical	6.51%
TOTAL COMMON STOCKS	$ 1,228,055		Utilities	5.62%

	Principal		Technology	5.51%
			Basic Materials	4.27%
	Amount	Value	Other Assets in Excess of Liabilities, Net	1.35%

	(000's)	(000's)

			TOTAL NET ASSETS	100.00%

REPURCHASE AGREEMENTS (2.25%)
Diversified Banking Institutions (2.25%)			Other Assets Summary (unaudited)

Investment in Joint Trading Account; Bank			Asset Type	Percent

of America Repurchase Agreement; 0.06%			Futures	3.55%
dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $7,322,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 7,177$	7,177
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$7,322,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	7,178	7,178
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $7,322,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	7,177	7,177
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $7,322,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	7,177	7,177

		28,709

TOTAL REPURCHASE AGREEMENTS	$ 28,709

Total Investments	$ 1,256,764
Other Assets in Excess of Liabilities, Net - 1.35%		17,202

TOTAL NET ASSETS - 100.00%	$ 1,273,966

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 120,948
Unrealized Depreciation		(109,164)

Net Unrealized Appreciation (Depreciation)		11,784
Cost for federal income tax purposes		1,244,980
All dollar amounts are shown in thousands (000's)

See accompanying notes

437

Schedule of Investments
LargeCap Value Fund I
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009	Buy	175	$ 46,295	$ 45,194	$ (1,101)
All dollar amounts are shown in thousands (000's)

See accompanying notes

438

Schedule of Investments
LargeCap Value Fund III
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.79%)			COMMON STOCKS (continued)
Advertising Agencies (0.03%)			Beverages - Non-Alcoholic (0.55%)
Interpublic Group of Cos Inc (a)	82,810 $	498	Coca-Cola Co/The	59,440 $	3,169
			Coca-Cola Enterprises Inc	317,019	6,046
Aerospace & Defense (1.31%)			Dr Pepper Snapple Group Inc	26,696	728
Boeing Co/The	69,003	3,298	Pepsi Bottling Group Inc	4,869	182
General Dynamics Corp	37,702	2,364	PepsiAmericas Inc	9,799	286

Northrop Grumman Corp	175,405	8,793			10,411

Raytheon Co	232,672	10,536

			Beverages - Wine & Spirits (0.12%)
		24,991

			Brown-Forman Corp	2,633	129
Aerospace & Defense Equipment (0.72%)			Constellation Brands Inc (a)	140,400	2,221

United Technologies Corp	223,107	13,710			2,350

Agricultural Chemicals (0.01%)			Brewery (0.05%)
CF Industries Holdings Inc	1,433	119	Molson Coors Brewing Co	20,868	1,022
Intrepid Potash Inc (a)	493	13

			Broadcasting Services & Programming (0.05%)
		132

			Discovery Communications Inc - C Shares (a)	3,403	82
Agricultural Operations (0.73%)			Liberty Global Inc - A Shares (a)	27,544	565
Archer-Daniels-Midland Co	260,624	7,850	Scripps Networks Interactive	6,148	232

Bunge Ltd	107,569	6,138			879

		13,988

			Building - Mobile Home & Manufactured Housing (0.00%)
Apparel Manufacturers (0.33%)			Thor Industries Inc	2,943	77
Jones Apparel Group Inc	298,900	5,347
Polo Ralph Lauren Corp	547	41	Building - Residential & Commercial (0.64%)
VF Corp	11,867	843	DR Horton Inc	244,105	2,675

		6,231	KB Home	12,240	173

			MDC Holdings Inc	3,989	130
Appliances (0.16%)
Whirlpool Corp	43,277	3,098	NVR Inc (a)	9,322	6,174
			Pulte Homes Inc	327,700	2,953

Applications Software (0.80%)					12,105

Compuware Corp (a)	41,884	296	Building & Construction Products -
Microsoft Corp	539,715	14,966	Miscellaneous (0.01%)

		15,262	Armstrong World Industries Inc (a)	1,982	74

			Owens Corning Inc (a)	8,292	183

Athletic Footwear (0.67%)
					257

Nike Inc	203,630	12,662
			Building Products - Wood (0.15%)
Auto - Car & Light Trucks (0.12%)			Masco Corp	239,000	2,808
Ford Motor Co (a)	323,467	2,264
			Cable/Satellite TV (2.28%)
Auto - Medium & Heavy Duty Trucks (0.03%)			Comcast Corp - Class A	1,304,908	18,921
Oshkosh Corp	15,470	484	DIRECTV Group Inc/The (a)	509,100	13,389
			DISH Network Corp (a)	35,765	622
Auto/Truck Parts & Equipment - Original (0.14%)
			Time Warner Cable Inc	266,268	10,502

BorgWarner Inc	1,450	44
					43,434

Johnson Controls Inc	32,004	766
TRW Automotive Holdings Corp (a)	116,128	1,817	Casino Services (0.01%)
WABCO Holdings Inc	1,259	30	International Game Technology	8,615	154

		2,657

			Cellular Telecommunications (0.27%)
Batteries & Battery Systems (0.01%)			Vodafone Group PLC ADR	228,600	5,073
Energizer Holdings Inc (a)	1,940	118
See accompanying notes

439

Schedule of Investments LargeCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (1.54%)			Computer Services (0.07%)
Dow Chemical Co/The	115,269 $	2,707	Affiliated Computer Services Inc (a)	6,219 $	324
EI Du Pont de Nemours & Co	794,568	25,283	Computer Sciences Corp (a)	17,418	883
FMC Corp	1,874	96	DST Systems Inc (a)	798	33

PPG Industries Inc	20,916	1,180			1,240

		29,266

			Computers (1.17%)
Chemicals - Specialty (0.11%)			Dell Inc (a)	480,500	6,962
Albemarle Corp	14,910	471	Hewlett-Packard Co	64,423	3,058
Ashland Inc	11,975	414	IBM Corp	95,049	11,464
Cabot Corp	11,548	253	Sun Microsystems Inc (a)	89,175	729

Eastman Chemical Co	12,571	660			22,213

International Flavors & Fragrances Inc	763	29
			Computers - Integrated Systems (0.01%)
Lubrizol Corp	1,510	101	Diebold Inc	1,421	43
Terra Industries Inc	5,450	173	Teradata Corp (a)	5,526	154

		2,101			197

Coatings & Paint (0.04%)			Computers - Memory Devices (0.80%)
RPM International Inc	10,511	185	EMC Corp/Massachusetts (a)	693,699	11,425
Sherwin-Williams Co/The	2,484	142	Seagate Technology	8,712	122
Valspar Corp	17,354	440	Western Digital Corp (a)	108,917	3,668

		767			15,215

Commercial Banks (0.64%)			Consulting Services (0.01%)
Associated Banc-Corp	22,130	284	SAIC Inc (a)	9,350	166
Bancorpsouth Inc	14,419	326
Bank of Hawaii Corp	8,274	367	Consumer Products - Miscellaneous (0.20%)
BB&T Corp	310,417	7,422	Clorox Co	2,717	161
BOK Financial Corp	2,315	99	Fortune Brands Inc	18,153	707
Commerce Bancshares Inc	6,841	262	Jarden Corp	15,203	416
Cullen/Frost Bankers Inc	8,950	419	Kimberly-Clark Corp	42,715	2,613

First Citizens BancShares Inc/NC	1,042	155			3,897

Fulton Financial Corp	30,396	251
			Containers - Metal & Glass (0.04%)
M&T Bank Corp	13,186	829
			Ball Corp	5,696	281
Regions Financial Corp	210,957	1,021
			Greif Inc	5,746	307
TCF Financial Corp	22,172	262
			Owens-Illinois Inc (a)	5,387	172

Valley National Bancorp	24,545	326
					760

Whitney Holding Corp/LA	11,664	94

		12,117	Containers - Paper & Plastic (0.11%)

			Bemis Co Inc	18,692	483
Commercial Services (0.05%)			Packaging Corp of America	15,979	292
Convergys Corp (a)	14,743	160
			Pactiv Corp (a)	4,139	95
Quanta Services Inc (a)	34,220	726
			Sealed Air Corp	27,928	537
Weight Watchers International Inc	5,221	138

			Sonoco Products Co	17,270	462
		1,024

			Temple-Inland Inc	18,435	285

Commercial Services - Finance (0.73%)					2,154

Equifax Inc	4,759	130
			Cosmetics & Toiletries (0.79%)
Interactive Data Corp	3,381	89
			Alberto-Culver Co	2,195	59
Mastercard Inc	61,974	13,574
			Procter & Gamble Co	257,208	14,918

Total System Services Inc	7,815	125

					14,977

		13,918

See accompanying notes

440

Schedule of Investments

LargeCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Cruise Lines (0.04%)			Electric - Integrated (continued)
Carnival Corp	28,627 $	834	CMS Energy Corp	39,267 $	522

			Consolidated Edison Inc	28,455	1,158

Data Processing & Management (0.03%)			Dominion Resources Inc/VA	61,065	2,082

Broadridge Financial Solutions Inc	9,202	192	DPL Inc	17,523	444

Fidelity National Information Services Inc	20,655	449	DTE Energy Co	28,364	1,049

		641	Duke Energy Corp	133,233	2,108

Distribution & Wholesale (0.10%)			Edison International	39,618	1,261
Genuine Parts Co	27,599	966	Entergy Corp	23,844	1,829

Ingram Micro Inc (a)	28,019	495	Exelon Corp	236,827	11,121

Tech Data Corp (a)	8,694	334	FirstEnergy Corp	37,067	1,604

WESCO International Inc (a)	3,463	88	FPL Group Inc	302,809	14,868

		1,883	Great Plains Energy Inc	23,372	404

			Northeast Utilities	30,314	699
Diversified Banking Institutions (7.51%)
			NSTAR	18,483	572
Bank of America Corp	2,244,540	32,726
			NV Energy Inc	23,248	266
Citigroup Inc	2,523,027	10,319
			OGE Energy Corp	16,619	552
Deutsche Bank AG	90,400	6,475
			PG&E Corp	246,391	10,075
Goldman Sachs Group Inc/The	160,335	27,284
			Pinnacle West Capital Corp	17,498	548
JP Morgan Chase & Co	1,263,535	52,778
			Progress Energy Inc	28,906	1,085
Morgan Stanley	416,550	13,380

			Public Service Enterprise Group Inc	61,531	1,834
		142,962

			SCANA Corp	21,085	713

Diversified Manufacturing Operations (4.28%)			Southern Co	80,986	2,526

Carlisle Cos Inc	7,724	240	TECO Energy Inc	36,845	528

Crane Co	4,145	116	Wisconsin Energy Corp	20,233	884

Danaher Corp	11,557	789	Xcel Energy Inc	55,410	1,044

Dover Corp	9,398	354			63,684

Eaton Corp	17,569	1,062

General Electric Co	3,371,694	48,080	Electric Products - Miscellaneous (0.02%)
			Molex Inc	20,832	389
Honeywell International Inc	220,100	7,899

Illinois Tool Works Inc	54,181	2,488
			Electronic Components - Miscellaneous (0.54%)
Ingersoll-Rand PLC	211,700	6,688
			AU Optronics Corp ADR	365,238	3,225
ITT Corp	145,824	7,393
			AVX Corp	6,607	75
Leggett & Platt Inc	10,565	204
			Garmin Ltd	3,522	107
Parker Hannifin Corp	18,991	1,006
			Jabil Circuit Inc	16,582	222
SPX Corp	36,100	1,905
			Tyco Electronics Ltd	308,300	6,551
Textron Inc	188,400	3,350

			Vishay Intertechnology Inc (a)	25,411	158

		81,574

					10,338

E-Commerce - Services (0.57%)
			Electronic Components - Semiconductors (1.09%)
eBay Inc (a)	447,909	9,975
			Fairchild Semiconductor International Inc (a)	21,436	160
Expedia Inc (a)	2,860	65
			Intel Corp	675,998	12,918
IAC/InterActiveCorp (a)	9,292	176
			Intersil Corp	10,642	134
Liberty Media Corp - Interactive (a)	61,703	699

			LSI Corp (a)	112,325	575

		10,915	Micron Technology Inc (a)	964,083	6,546

Electric - Generation (0.02%)			PMC - Sierra Inc (a)	38,554	329

AES Corp/The	22,387	293	Rovi Corp (a)	5,387	148

					20,810

Electric - Integrated (3.34%)
Alliant Energy Corp	19,148	509	Electronic Connectors (0.01%)
			Thomas & Betts Corp (a)	6,243	214
American Electric Power Co Inc	112,475	3,399

See accompanying notes

441

Schedule of Investments LargeCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Design Automation (0.01%)			Food - Canned (0.02%)
Synopsys Inc (a)	9,436 $	208	Del Monte Foods Co	34,226 $	370

Electronic Parts Distribution (0.04%)			Food - Confectionery (0.06%)
Arrow Electronics Inc (a)	12,108	307	Hershey Co/The	11,113	420
Avnet Inc (a)	17,385	431	JM Smucker Co/The	12,333	650

		738			1,070

Electronics - Military (0.05%)			Food - Dairy Products (0.18%)
L-3 Communications Holdings Inc	13,959	1,009	Dean Foods Co (a)	190,800	3,478

Energy - Alternate Sources (0.02%)			Food - Meat Products (0.31%)
Covanta Holding Corp (a)	22,327	384	Hormel Foods Corp	10,882	397
			Smithfield Foods Inc (a)	118,800	1,585
Engineering - Research & Development Services (0.06%)			Tyson Foods Inc	320,224	4,009

KBR Inc	27,774	569			5,991

Shaw Group Inc/The (a)	2,706	69
			Food - Miscellaneous/Diversified (0.74%)
URS Corp (a)	12,595	489

			Campbell Soup Co	10,937	347
		1,127

			ConAgra Foods Inc	47,544	998
Engines - Internal Combustion (0.45%)			General Mills Inc	23,176	1,528
Cummins Inc	200,197	8,620	HJ Heinz Co	10,344	416
			Kraft Foods Inc	375,971	10,347
Enterprise Software & Services (0.89%)
			Ralcorp Holdings Inc (a)	9,788	526

CA Inc	411,401	8,606
					14,162

Novell Inc (a)	32,487	133
Oracle Corp	387,530	8,177	Food - Retail (0.26%)

		16,916	Safeway Inc	51,100	1,141

			SUPERVALU Inc	245,500	3,896

Fiduciary Banks (0.23%)
					5,037

Bank of New York Mellon Corp/The	116,508	3,106
State Street Corp	28,267	1,187	Food - Wholesale & Distribution (0.45%)

		4,293	Sysco Corp	321,800	8,512

Finance - Auto Loans (0.01%)			Forestry (0.07%)
AmeriCredit Corp (a)	11,101	196	Plum Creek Timber Co Inc	18,120	567
			Weyerhaeuser Co	21,946	797

Finance - Credit Card (0.23%)
					1,364

American Express Co	101,625	3,540
Discover Financial Services	65,675	929	Funeral Services & Related Items (0.02%)

		4,469	Hillenbrand Inc	6,782	136

			Service Corp International/US	44,440	305

Finance - Investment Banker & Broker (0.04%)
					441

Interactive Brokers Group Inc (a)	7,024	112
Investment Technology Group Inc (a)	6,883	149	Gas - Distribution (0.48%)
Raymond James Financial Inc	17,448	412	AGL Resources Inc	13,357	467

		673	Atmos Energy Corp	15,926	444

			Centerpoint Energy Inc	9,670	122
Finance - Other Services (0.13%)
			Energen Corp	12,412	545
CME Group Inc	7,658	2,318
			National Fuel Gas Co	12,250	555
NASDAQ OMX Group Inc/The (a)	13,033	235

			NiSource Inc	336,833	4,352
		2,553

			Sempra Energy	29,702	1,528
Food - Baking (0.00%)			Southern Union Co	19,260	377
Flowers Foods Inc	2,297	54	UGI Corp	18,741	447

See accompanying notes

442

Schedule of Investments LargeCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (continued)			Investment Management & Advisory Services
Vectren Corp	14,025 $	316	(continued)

			Invesco Ltd	46,869 $	991

		9,153

					24,026

Home Decoration Products (0.03%)
Newell Rubbermaid Inc	40,264	584	Life & Health Insurance (0.59%)
			Lincoln National Corp	186,300	4,440
Hospital Beds & Equipment (0.01%)			Prudential Financial Inc	22,938	1,038
Kinetic Concepts Inc (a)	6,876	228	StanCorp Financial Group Inc	8,485	311
			Torchmark Corp	14,318	581
Hotels & Motels (0.06%)			Unum Group	245,010	4,888

Choice Hotels International Inc	3,589	107			11,258

Marriott International Inc/DE	27,348	686
			Linen Supply & Related Items (0.03%)
Wyndham Worldwide Corp	17,199	293

			Cintas Corp	18,645	516
		1,086

Human Resources (0.03%)			Machinery - Construction & Mining (0.38%)
Manpower Inc	13,559	643	Bucyrus International Inc	10,079	448
			Caterpillar Inc	122,543	6,747
Independent Power Producer (0.15%)			Joy Global Inc	2,172	109

Mirant Corp (a)	24,957	349			7,304

NRG Energy Inc (a)	32,256	742
			Machinery - Farm (1.01%)
RRI Energy Inc (a)	341,970	1,802

			AGCO Corp (a)	15,997	450
		2,893

			Deere & Co	414,101	18,862

Industrial Automation & Robots (0.05%)					19,312

Rockwell Automation Inc/DE	22,093	905
			Machinery - General Industry (0.03%)
Industrial Gases (0.55%)			Gardner Denver Inc	8,985	323
Air Products & Chemicals Inc	17,474	1,348	IDEX Corp	5,724	163
Airgas Inc	14,072	624	Roper Industries Inc	2,285	115

Praxair Inc	107,500	8,540			601

		10,512	Machinery Tools & Related Products (0.02%)

Instruments - Scientific (0.12%)			Lincoln Electric Holdings Inc	7,355	349
PerkinElmer Inc	15,601	290
			Medical - Drugs (5.75%)
Thermo Fisher Scientific Inc (a)	46,276	2,083

			Bristol-Myers Squibb Co	465,159	10,140
		2,373

			Eli Lilly & Co	49,932	1,698
Insurance Brokers (0.14%)			Endo Pharmaceuticals Holdings Inc (a)	20,277	454
Aon Corp	33,927	1,307	Forest Laboratories Inc (a)	36,309	1,005
Arthur J Gallagher & Co	1,265	28	GlaxoSmithKline PLC ADR	80,600	3,318
Brown & Brown Inc	5,347	98	Merck & Co Inc/NJ	808,277	25,000
Erie Indemnity Co	1,539	54	Pfizer Inc	3,344,399	56,955
Marsh & McLennan Cos Inc	50,076	1,175	Schering-Plough Corp	390,851	11,022

		2,662			109,592

Internet Security (0.31%)			Medical - Generic Drugs (0.05%)
Symantec Corp (a)	331,055	5,820	Mylan Inc/PA (a)	15,046	244
			Watson Pharmaceuticals Inc (a)	18,245	628

Investment Management & Advisory Services (1.26%)
					872

Ameriprise Financial Inc	437,512	15,168
BlackRock Inc	31,304	6,777	Medical - HMO (0.96%)
Federated Investors Inc	1,018	27	Aetna Inc	292,233	7,607
Franklin Resources Inc	10,156	1,063	CIGNA Corp	30,699	855
			Coventry Health Care Inc (a)	18,449	366

See accompanying notes

443

Schedule of Investments LargeCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (continued)			Multi-Line Insurance (continued)
Humana Inc (a)	18,586 $	698	Loews Corp	34,043 $	1,127
UnitedHealth Group Inc	236,902	6,148	MetLife Inc	503,021	17,118
WellPoint Inc (a)	54,198	2,534	XL Capital Ltd	279,600	4,588

		18,208			58,341

Medical - Wholesale Drug Distribution (0.12%)			Multimedia (2.86%)
AmerisourceBergen Corp	6,481	144	Liberty Media Corp - Entertainment (a)	53,650	1,653
Cardinal Health Inc	38,230	1,083	Meredith Corp	5,860	159
McKesson Corp	18,086	1,062	News Corp	1,411,483	16,260

		2,289	Time Warner Inc	542,289	16,334

			Viacom Inc (a)	226,855	6,259
Medical Information Systems (0.02%)
IMS Health Inc	24,318	399	Walt Disney Co/The	507,314	13,885

					54,550

Medical Instruments (0.05%)			Music (0.00%)
Boston Scientific Corp (a)	116,789	948	Warner Music Group Corp (a)	7,030	40

Medical Products (1.83%)			Networking Products (0.84%)
Becton Dickinson and Co	113,900	7,786	Cisco Systems Inc (a)	702,243	16,046
Covidien PLC	195,217	8,223
Hospira Inc (a)	17,000	759	Non-Hazardous Waste Disposal (0.02%)
Johnson & Johnson	287,832	16,996	Waste Connections Inc (a)	3,685	116
Zimmer Holdings Inc (a)	22,281	1,171	Waste Management Inc	8,771	262

		34,935			378

Metal - Aluminum (0.04%)			Office Automation & Equipment (0.09%)
Alcoa Inc	54,154	673	Pitney Bowes Inc	35,722	875
			Xerox Corp	106,217	799

Metal - Copper (0.08%)					1,674

Freeport-McMoRan Copper & Gold Inc	17,099	1,254
			Office Supplies & Forms (0.03%)
Southern Copper Corp	8,035	253

			Avery Dennison Corp	15,867	566
		1,507

Metal - Iron (0.04%)			Oil - Field Services (0.62%)
Cliffs Natural Resources Inc	20,493	729	Baker Hughes Inc	41,089	1,729
			BJ Services Co	50,556	971
Metal Processors & Fabrication (0.02%)			Halliburton Co	119,025	3,477
Timken Co	16,751	369	Oil States International Inc (a)	8,581	295
			Schlumberger Ltd	68,909	4,286
Miscellaneous Manufacturers (0.02%)
			SEACOR Holdings Inc (a)	3,494	284
Aptargroup Inc	11,579	409
			Smith International Inc	15,369	426
Motion Pictures & Services (0.02%)			Superior Energy Services Inc (a)	13,523	292

DreamWorks Animation SKG Inc (a)	12,524	401			11,760

			Oil & Gas Drilling (0.53%)
Multi-Line Insurance (3.06%)			Atwood Oceanics Inc (a)	1,414	50
ACE Ltd	450,761	23,151
			ENSCO International Inc	115,299	5,280
Allstate Corp/The	298,941	8,840
			Helmerich & Payne Inc	12,553	477
American Financial Group Inc/OH	14,886	366
			Nabors Industries Ltd (a)	50,405	1,050
Assurant Inc	20,379	610
			Patterson-UTI Energy Inc	22,699	354
Cincinnati Financial Corp	25,041	635
			Pride International Inc (a)	16,016	473
CNA Financial Corp (a)	2,501	54
			Rowan Cos Inc	103,929	2,416
Genworth Financial Inc	96,600	1,026
Hartford Financial Services Group Inc	33,682	826

See accompanying notes

444

Schedule of Investments LargeCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Oil & Gas Drilling (continued)			Power Converter & Supply Equipment (0.02%)

Seahawk Drilling Inc (a)	1,066 $	29	Hubbell Inc	8,616 $	366

		10,129

			Printing - Commercial (0.03%)
Oil Company - Exploration & Production (6.86%)
			RR Donnelley & Sons Co	26,355	529
Anadarko Petroleum Corp	322,228	19,633

Apache Corp	303,586	28,574	Property & Casualty Insurance (1.98%)

Cabot Oil & Gas Corp	17,939	690	Alleghany Corp (a)	957	239

Chesapeake Energy Corp	64,975	1,592	Arch Capital Group Ltd (a)	9,053	610

Cimarex Energy Co	100,900	3,951	Chubb Corp	89,763	4,355

Devon Energy Corp	318,532	20,612	Fidelity National Financial Inc	87,600	1,189

Encore Acquisition Co (a)	9,130	339	HCC Insurance Holdings Inc	19,423	513

EOG Resources Inc	133,405	10,894	Progressive Corp/The	63,816	1,021

Nexen Inc	239,700	5,146	Travelers Cos Inc/The	588,008	29,277

Noble Energy Inc	22,997	1,509	Wesco Financial Corp	231	76

Occidental Petroleum Corp	437,368	33,188	WR Berkley Corp	15,626	386

Questar Corp	18,010	718			37,666

Range Resources Corp	14,166	709
			Quarrying (0.04%)
XTO Energy Inc	76,909	3,196

			Compass Minerals International Inc	2,654	165
		130,751

			Vulcan Materials Co	12,936	596

Oil Company - Integrated (8.65%)					761

Chevron Corp	694,594	53,164
			Racetracks (0.02%)
ConocoPhillips	675,186	33,881
			International Speedway Corp	5,197	133
Exxon Mobil Corp	992,119	71,105
			Penn National Gaming Inc (a)	11,557	290

Hess Corp	38,530	2,109
					423

Marathon Oil Corp	93,902	3,002

Murphy Oil Corp	25,311	1,548	Real Estate Management & Services (0.02%)

		164,809	Jones Lang LaSalle Inc	7,230	339

Oil Field Machinery & Equipment (0.12%)			Regional Banks (3.64%)

National Oilwell Varco Inc	55,477	2,274	Capital One Financial Corp	91,649	3,354

			Fifth Third Bancorp	82,393	737
Oil Refining & Marketing (0.47%)
			PNC Financial Services Group Inc	54,552	2,670
Frontier Oil Corp	3,980	55
			SunTrust Banks Inc	51,626	987
Valero Energy Corp	495,849	8,975

			US Bancorp	697,853	16,204
		9,030

			Wells Fargo & Co	1,648,884	45,377

Paper & Related Products (0.12%)					69,329

International Paper Co	54,962	1,226
			Reinsurance (0.26%)
MeadWestvaco Corp	29,612	676
			Allied World Assurance Co Holdings Ltd	8,569	384
Rayonier Inc	7,475	289

			Aspen Insurance Holdings Ltd	14,610	377
		2,191

			Axis Capital Holdings Ltd	18,140	524

Pharmacy Services (0.01%)			Endurance Specialty Holdings Ltd	5,786	208

Omnicare Inc	12,106	262	Everest Re Group Ltd	10,647	932

			PartnerRe Ltd	9,794	749
Pipelines (0.24%)
			Reinsurance Group of America Inc	11,610	535
El Paso Corp	87,615	859
			RenaissanceRe Holdings Ltd	10,784	566
Oneok Inc	18,227	660
			Transatlantic Holdings Inc	4,717	238
Spectra Energy Corp	85,571	1,636
			Validus Holdings Ltd	13,959	353

Williams Cos Inc	76,962	1,451

					4,866

		4,606

See accompanying notes

445

Schedule of Investments LargeCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Apartments (0.17%)			REITS - Single Tenant (0.02%)
AvalonBay Communities Inc	13,827 $	951	Realty Income Corp	18,053 $	418
BRE Properties Inc	8,866	241
Camden Property Trust	11,539	418	Rental - Auto & Equipment (0.10%)
Equity Residential	31,934	922	Hertz Global Holdings Inc (a)	206,400	1,922
Essex Property Trust Inc	4,747	357
			Retail - Apparel & Shoe (1.07%)
UDR Inc	26,045	375

			Abercrombie & Fitch Co	7,647	251
		3,264

			Chico's FAS Inc (a)	1,897	23
REITS - Diversified (0.11%)			Foot Locker Inc	202,434	2,122
Duke Realty Corp	38,748	435	Gap Inc/The	599,681	12,797
Liberty Property Trust	19,473	572	Ltd Brands Inc	287,157	5,054
Vornado Realty Trust	17,640	1,051	Phillips-Van Heusen Corp	3,147	126

		2,058			20,373

REITS - Healthcare (0.14%)			Retail - Automobile (0.03%)
HCP Inc	31,047	919	AutoNation Inc (a)	11,378	196
Health Care REIT Inc	9,561	424	CarMax Inc (a)	11,066	218
Nationwide Health Properties Inc	4,414	142	Penske Auto Group Inc	4,198	66

Senior Housing Properties Trust	21,286	411			480

Ventas Inc	18,001	722

			Retail - Bookstore (0.00%)
		2,618

			Barnes & Noble Inc	5,096	85
REITS - Hotels (0.06%)
Hospitality Properties Trust	21,137	408	Retail - Building Products (1.04%)
Host Hotels & Resorts Inc	69,322	701	Home Depot Inc	420,799	10,558

		1,109	Lowe's Cos Inc	475,836	9,312

					19,870

REITS - Mortgage (0.08%)
Annaly Capital Management Inc	63,285	1,070	Retail - Computer Equipment (0.00%)
Chimera Investment Corp	116,036	405	GameStop Corp (a)	3,445	84

		1,475

			Retail - Consumer Electronics (0.02%)
REITS - Office Property (0.17%)			RadioShack Corp	18,820	318
Alexandria Real Estate Equities Inc	5,352	290
Boston Properties Inc	13,882	844	Retail - Discount (0.03%)
Brandywine Realty Trust	22,916	219	Big Lots Inc (a)	12,705	318
Corporate Office Properties Trust SBI MD	9,931	330	BJ's Wholesale Club Inc (a)	7,808	274

Douglas Emmett Inc	21,559	254			592

HRPT Properties Trust	38,718	272
			Retail - Drug Store (1.04%)
Mack-Cali Realty Corp	13,868	429
			CVS Caremark Corp	563,357	19,886
SL Green Realty Corp	13,296	515

		3,153	Retail - Jewelry (0.02%)

REITS - Regional Malls (0.07%)			Signet Jewelers Ltd (a)	14,760	372
Simon Property Group Inc	16,158	1,097	Tiffany & Co	1,795	71

Taubman Centers Inc	9,196	280			443

		1,377	Retail - Mail Order (0.01%)

REITS - Shopping Centers (0.07%)			Williams-Sonoma Inc	9,741	183
Federal Realty Investment Trust	8,896	525
			Retail - Major Department Store (0.13%)
Regency Centers Corp	13,852	465
			JC Penney Co Inc	56,218	1,862
Weingarten Realty Investors	18,073	334

			Sears Holdings Corp (a)	8,855	601

		1,324

					2,463

See accompanying notes

446

Schedule of Investments LargeCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Office Supplies (0.19%)			Telecommunication Equipment - Fiber Optics
Office Depot Inc (a)	603,100 $	3,649	(continued)
			JDS Uniphase Corp (a)	17,482$	98

Retail - Regional Department Store (0.39%)					23,485

Kohl's Corp (a)	3,320	190	Telecommunication Services (0.04%)
Macy's Inc	406,236	7,137	Amdocs Ltd (a)	29,612	746

		7,327

			Telephone - Integrated (4.82%)
Retail - Restaurants (0.42%)
			AT&T Inc	2,502,673	64,244
Yum! Brands Inc	243,000	8,007
			CenturyTel Inc	34,268	1,112

Satellite Telecommunications (0.01%)			Frontier Communications Corp	30,545	219
EchoStar Holding Corp (a)	6,559	119	Qwest Communications International Inc	254,896	915
			Sprint Nextel Corp (a)	2,806,509	8,307
Savings & Loans - Thrifts (0.13%)			Verizon Communications Inc	559,370	16,552
First Niagara Financial Group Inc	25,922	333	Windstream Corp	40,523	391

Hudson City Bancorp Inc	36,033	474			91,740

New York Community Bancorp Inc	59,758	645
			Television (0.43%)
People's United Financial Inc	59,769	958
			CBS Corp	689,876	8,120
TFS Financial Corp	12,688	148

		2,558	Theaters (0.00%)

Schools (0.03%)			Regal Entertainment Group	6,852	86
Career Education Corp (a)	916	19
Washington Post Co/The	1,060	458	Tobacco (1.29%)

			Altria Group Inc	266,900	4,833
		477

			Lorillard Inc	3,403	264
Semiconductor Component - Integrated Circuits (0.04%)			Philip Morris International Inc	263,551	12,482
Atmel Corp (a)	78,034	290	Reynolds American Inc	143,764	6,970

Integrated Device Technology Inc (a)	22,519	132			24,549

Marvell Technology Group Ltd (a)	8,908	122
Maxim Integrated Products Inc	8,490	142	Tools - Hand Held (0.15%)

			Black & Decker Corp	43,503	2,054
		686

			Snap-On Inc	7,237	265
Semiconductor Equipment (0.12%)			Stanley Works/The	13,685	619

Applied Materials Inc	138,015	1,684			2,938

KLA-Tencor Corp	17,581	571

		2,255	Toys (0.03%)

			Hasbro Inc	8,748	239
Steel - Producers (0.71%)			Mattel Inc	13,900	263

AK Steel Holding Corp	194,515	3,087			502

Nucor Corp	226,660	9,032
Reliance Steel & Aluminum Co	10,888	397	Transport - Marine (0.05%)
			Frontline Ltd/Bermuda	8,919	208
Schnitzer Steel Industries Inc	780	34
			Kirby Corp (a)	7,391	250
Steel Dynamics Inc	37,244	499
			Overseas Shipholding Group Inc	4,048	159
United States Steel Corp	14,847	512

			Tidewater Inc	8,945	372

		13,561

					989

Telecommunication Equipment (0.06%)
CommScope Inc (a)	16,198	438	Transport - Rail (0.80%)
			Burlington Northern Santa Fe Corp	31,102	2,342
Harris Corp	4,971	207
			CSX Corp	46,324	1,954
Tellabs Inc (a)	68,506	412

			Norfolk Southern Corp	37,789	1,762
		1,057

			Union Pacific Corp	167,578	9,240

Telecommunication Equipment - Fiber Optics (1.23%)					15,298

Corning Inc	1,600,784	23,387

See accompanying notes

447

Schedule of Investments
LargeCap Value Fund III
October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transport - Services (0.54%)			Diversified Banking Institutions (continued)
FedEx Corp	141,295 $	10,271	Investment in Joint Trading Account;
UTI Worldwide Inc	1,358	17	Morgan Stanley Repurchase Agreement;

			0.06% dated 10/30/09 maturing 11/02/09
		10,288

			(collateralized by Sovereign Agency
Transport - Truck (0.01%)			Issues; $9,930,000; 0.88% - 4.75%; dated
Con-way Inc	5,674	187	12/10/10 - 07/01/19)	$ 9,735$	9,735

					38,940

Vitamins & Nutrition Products (0.01%)			TOTAL REPURCHASE AGREEMENTS	$ 38,940

Mead Johnson Nutrition Co	2,979	125
			Total Investments	$ 1,920,703
Water (0.03%)			Liabilities in Excess of Other Assets, Net - (0.83)%		(15,828)

American Water Works Co Inc	9,493	180	TOTAL NET ASSETS - 100.00%	$ 1,904,875

Aqua America Inc	23,541	364

		544

			(a) Non-Income Producing Security
Wireless Equipment (0.78%)
Motorola Inc	1,150,273	9,858	Unrealized Appreciation (Depreciation)
Nokia OYJ ADR	396,200	4,996	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

		14,854	of investments held by the fund as of the period end were as follows:

TOTAL COMMON STOCKS	$ 1,881,763		Unrealized Appreciation	$ 231,809

	Principal		Unrealized Depreciation		(231,179)

	Amount	Value	Net Unrealized Appreciation (Depreciation)		630
	(000's)	(000's)	Cost for federal income tax purposes		1,920,073

REPURCHASE AGREEMENTS (2.04%)			All dollar amounts are shown in thousands (000's)
Diversified Banking Institutions (2.04%)
Investment in Joint Trading Account; Bank			Portfolio Summary (unaudited)

of America Repurchase Agreement; 0.06%			Sector		Percent

dated 10/30/09 maturing 11/02/09
			Financial		22.78%
(collateralized by Sovereign Agency
			Energy		17.52%
Issues; $9,930,000; 0.00% - 5.75%; dated
			Consumer, Non-cyclical		15.39%
11/02/09 - 07/15/32)	$ 9,735$	9,735	Communications		14.56%
Investment in Joint Trading Account; Credit			Industrial		11.07%
Suisse Repurchase Agreement; 0.06%			Consumer, Cyclical		7.02%
dated 10/30/09 maturing 11/02/09			Technology		5.13%
(collateralized by US Treasury Notes;			Utilities		4.02%
$9,930,000; 1.38% - 2.00%; dated			Basic Materials		3.34%
02/28/10 - 09/15/12)	9,735	9,735	Liabilities in Excess of Other Assets, Net		(0.83%)

Investment in Joint Trading Account;			TOTAL NET ASSETS		100.00%

Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09			Other Assets Summary (unaudited)

(collateralized by Sovereign Agency			Asset Type		Percent

Issues; $9,930,000; 1.88% - 3.75%; dated
			Futures		1.93%
12/06/10 - 08/24/12)	9,735	9,735

See accompanying notes

448

Schedule of Investments
LargeCap Value Fund III
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009	Buy	142	$ 37,553	$ 36,672	$ (881)
All dollar amounts are shown in thousands (000's)

See accompanying notes

449

Schedule of Investments MidCap Blend Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.45%)			COMMON STOCKS (continued)
Advertising Sales (0.23%)			Diversified Manufacturing Operations (0.79%)
Lamar Advertising Co (a)	102,512 $	2,491	Tyco International Ltd	256,841 $	8,617

Aerospace & Defense Equipment (1.57%)			Diversified Operations (1.48%)
Alliant Techsystems Inc (a)	220,736	17,169	Onex Corp (a)	716,468	16,163

Applications Software (2.58%)			E-Commerce - Services (0.65%)
Intuit Inc (a)	297,433	8,646	Liberty Media Corp - Interactive (a)	626,324	7,103
Microsoft Corp	708,934	19,659

		28,305	Electric - Generation (0.85%)

			AES Corp/The	709,815	9,277
Beverages - Non-Alcoholic (1.72%)
PepsiCo Inc	312,071	18,896	Electric - Integrated (2.58%)
			Allegheny Energy Inc	530,516	12,106
Broadcasting Services & Programming (6.57%)
			Ameren Corp	49,793	1,212
Discovery Communications Inc - A Shares (a)	860,226	23,656
			Constellation Energy Group Inc	278,851	8,622
Discovery Communications Inc - C Shares (a)	424,137	10,188
			SCANA Corp	187,452	6,344

Liberty Global Inc - A Shares (a)	662,533	13,602
					28,284

Liberty Global Inc - B Shares (a)	338,909	6,975
Liberty Media Corp - Capital Series A (a)	845,056	17,484	Electric - Transmission (0.04%)

		71,905	Brookfield Infrastructure Partners LP	27,148	394

Cable/Satellite TV (1.85%)			Electronic Components - Miscellaneous (0.83%)
DISH Network Corp (a)	1,165,344	20,277	Gentex Corp	567,677	9,089

Commercial Services (2.53%)			Electronic Components - Semiconductors (0.33%)
Iron Mountain Inc (a)	1,133,477	27,691	Microchip Technology Inc	151,306	3,625

Commercial Services - Finance (2.92%)			Energy - Alternate Sources (2.40%)
Automatic Data Processing Inc	105,176	4,186	Covanta Holding Corp (a)	1,529,713	26,281
Lender Processing Services Inc	299,528	11,921
Paychex Inc	119,249	3,388	Food - Miscellaneous/Diversified (1.38%)
Western Union Co/The	688,229	12,505	Kellogg Co	292,747	15,088

		32,000

			Food - Wholesale & Distribution (1.77%)
Consulting Services (1.92%)			Sysco Corp	734,077	19,416
SAIC Inc (a)	1,185,161	20,989
			Gas - Distribution (0.81%)
Consumer Products - Miscellaneous (1.89%)			National Fuel Gas Co	195,827	8,879
Clorox Co	349,677	20,711
			Gold Mining (3.60%)
Data Processing & Management (3.40%)			Franco-Nevada Corp	402,528	10,007
Broadridge Financial Solutions Inc	326,444	6,793	Newmont Mining Corp	666,716	28,976
Dun & Bradstreet Corp	210,646	16,127	Royal Gold Inc	10,127	447

Fidelity National Information Services Inc	659,361	14,348			39,430

		37,268

			Independent Power Producer (1.08%)
Dental Supplies & Equipment (0.96%)			Calpine Corp (a)	1,049,848	11,800
DENTSPLY International Inc	318,421	10,495
			Insurance Brokers (2.53%)
Distribution & Wholesale (0.13%)			Aon Corp	230,084	8,861
Fastenal Co	42,232	1,457	Brown & Brown Inc	553,320	10,164
			Marsh & McLennan Cos Inc	369,302	8,664

					27,689

See accompanying notes

450

Schedule of Investments MidCap Blend Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Companies (0.25%)			Pipelines (continued)
RHJ International (a)	365,861 $	2,707	Williams Cos Inc	946,623 $	17,844

					32,998

Investment Management & Advisory Services (0.67%)
			Property & Casualty Insurance (4.06%)
Ameriprise Financial Inc	211,642	7,338
			Markel Corp (a)	65,972	21,289
Linen Supply & Related Items (2.02%)			Mercury General Corp	216,505	7,894
Cintas Corp	798,207	22,102	Progressive Corp/The	356,514	5,704
			White Mountains Insurance Group Ltd	30,931	9,594

Medical - Drugs (1.52%)					44,481

Valeant Pharmaceuticals International (a)	566,218	16,647
			Real Estate Operator & Developer (1.21%)
			Brookfield Asset Management Inc	502,235	10,497
Medical - HMO (0.76%)
Coventry Health Care Inc (a)	420,746	8,343	Forest City Enterprises Inc	314,052	2,738

					13,235

Medical - Outpatient & Home Medical Care (1.05%)			Reinsurance (2.34%)
Lincare Holdings Inc (a)	365,520	11,481	Everest Re Group Ltd	292,697	25,608

Medical Instruments (1.13%)			Retail - Auto Parts (3.28%)
St Jude Medical Inc (a)	363,399	12,385	O'Reilly Automotive Inc (a)	964,754	35,966

Medical Laboratory & Testing Service (2.97%)			Retail - Automobile (0.44%)
Laboratory Corp of America Holdings (a)	471,707	32,496	Copart Inc (a)	151,227	4,865

Medical Products (1.52%)			Retail - Discount (0.45%)
Covidien PLC	396,034	16,681	Costco Wholesale Corp	86,464	4,916

Motion Pictures & Services (0.09%)			Retail - Major Department Store (1.08%)
Ascent Media Corp (a)	43,593	1,011	TJX Cos Inc	315,694	11,791

Multi-Line Insurance (2.46%)			Retail - Restaurants (1.24%)
Loews Corp	814,510	26,960	McDonald's Corp	224,855	13,179
			Yum! Brands Inc	13,863	457

Multimedia (2.14%)
					13,636

Liberty Media Corp - Entertainment (a)	761,983	23,484
			Satellite Telecommunications (0.64%)
Oil - Field Services (0.31%)			EchoStar Holding Corp (a)	387,747	7,042
Weatherford International Ltd (a)	194,533	3,410
			Schools (0.91%)
Oil & Gas Drilling (0.68%)			Washington Post Co/The	22,997	9,935
Nabors Industries Ltd (a)	358,826	7,474
			Telephone - Integrated (1.18%)
Oil Company - Exploration & Production (9.09%)			Telephone & Data Systems Inc - Special
Cimarex Energy Co	485,163	18,999	Shares	273,558	7,550
Encore Acquisition Co (a)	652,264	24,179	Telephone & Data Systems Inc	181,700	5,382

EOG Resources Inc	173,187	14,142			12,932

EQT Corp	461,192	19,306	Textile - Home Furnishings (0.44%)
Newfield Exploration Co (a)	79,688	3,269	Mohawk Industries Inc (a)	111,767	4,787
Questar Corp	405,378	16,150
Rosetta Resources Inc (a)	263,386	3,564	Transport - Truck (0.13%)

		99,609	Heartland Express Inc	106,280	1,445

Pipelines (3.01%)
Spectra Energy Corp	792,601	15,154

See accompanying notes

451

Schedule of Investments MidCap Blend Fund October 31, 2009

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Consumer, Non-cyclical	24.95%

			Energy	15.50%
COMMON STOCKS (continued)			Communications	15.25%
Wireless Equipment (1.99%)			Financial	15.00%
American Tower Corp (a)	590,895 $	21,757	Consumer, Cyclical	9.18%

			Technology	6.32%
TOTAL COMMON STOCKS	$ 1,078,311		Utilities	5.35%

	Principal		Basic Materials	3.60%
			Industrial	3.32%
	Amount	Value	Diversified	1.47%

	(000's)	(000's)	Other Assets in Excess of Liabilities, Net	0.06%

REPURCHASE AGREEMENTS (1.49%)			TOTAL NET ASSETS	100.00%

Diversified Banking Institutions (1.49%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $4,155,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 4,073$	4,073
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$4,155,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	4,073	4,073
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $4,155,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	4,073	4,073
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $4,155,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	4,073	4,073

		16,292

TOTAL REPURCHASE AGREEMENTS	$ 16,292

Total Investments	$ 1,094,603
Other Assets in Excess of Liabilities, Net - 0.06%		608

TOTAL NET ASSETS - 100.00%	$ 1,095,211

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 93,441
Unrealized Depreciation	(138,015)

Net Unrealized Appreciation (Depreciation)	(44,574)
Cost for federal income tax purposes	1,139,177
All dollar amounts are shown in thousands (000's)

See accompanying notes

452

Schedule of Investments MidCap Growth Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (100.26%)			COMMON STOCKS (continued)
Advertising Agencies (1.55%)			Finance - Investment Banker & Broker
Interpublic Group of Cos Inc (a)	213,975 $	1,288	(continued)
			TD Ameritrade Holding Corp (a)	46,591 $	899

Apparel Manufacturers (1.37%)					2,314

Coach Inc	34,756	1,146	Home Decoration Products (2.75%)
			Newell Rubbermaid Inc	158,342	2,298
Applications Software (1.20%)
Salesforce.com Inc (a)	17,695	1,004	Human Resources (1.99%)
			Manpower Inc	35,075	1,663
Casino Hotels (1.01%)
Wynn Resorts Ltd (a)	15,523	842	Industrial Audio & Video Products (1.07%)
			Dolby Laboratories Inc (a)	21,300	893
Commercial Services (1.33%)
Alliance Data Systems Corp (a)	20,225	1,112	Internet Content - Information & News (0.95%)
			Baidu Inc/China ADR (a)	2,105	796
Commercial Services - Finance (2.14%)
Global Payments Inc	36,200	1,782	Internet Infrastructure Software (3.51%)
			F5 Networks Inc (a)	65,303	2,931
Computer Aided Design (1.65%)
ANSYS Inc (a)	33,910	1,376	Investment Management & Advisory Services (1.57%)
			T Rowe Price Group Inc	26,900	1,311
Computer Services (1.62%)
Cognizant Technology Solutions Corp (a)	34,855	1,347	Machinery - Construction & Mining (2.00%)
			Joy Global Inc	33,150	1,671
Cosmetics & Toiletries (1.67%)
Avon Products Inc	43,567	1,396	Medical - Biomedical/Gene (3.70%)
			Alexion Pharmaceuticals Inc (a)	26,838	1,192
Distribution & Wholesale (1.19%)
			Life Technologies Corp (a)	40,091	1,891

Fossil Inc (a)	37,092	991
					3,083

Diversified Manufacturing Operations (3.66%)			Medical - Generic Drugs (1.88%)
Ingersoll-Rand PLC	54,220	1,713	Mylan Inc/PA (a)	96,610	1,569
Textron Inc	75,550	1,343

		3,056	Medical Information Systems (1.55%)

			Cerner Corp (a)	17,002	1,293
E-Commerce - Services (0.91%)
Ctrip.com International Ltd ADR (a)	14,218	761	Medical Instruments (3.20%)
			Beckman Coulter Inc	21,260	1,367
Electronic Components - Semiconductors (7.90%)
			Edwards Lifesciences Corp (a)	16,932	1,303

Broadcom Corp (a)	57,012	1,517
					2,670

Cree Inc (a)	47,380	1,995
NVIDIA Corp (a)	106,985	1,279	Medical Products (1.06%)
PMC - Sierra Inc (a)	157,585	1,343	CareFusion Corp (a)	39,590	886
Rambus Inc (a)	28,500	456

			Oil Company - Exploration & Production (9.58%)
		6,590

			Continental Resources Inc/OK (a)	31,915	1,188
Electronic Measurement Instruments (2.04%)			Petrohawk Energy Corp (a)	106,270	2,500
FLIR Systems Inc (a)	61,160	1,701	Range Resources Corp	42,601	2,132
			St Mary Land & Exploration Co	37,810	1,289
Engines - Internal Combustion (1.18%)
			Whiting Petroleum Corp (a)	15,691	885

Cummins Inc	22,757	980
					7,994

Finance - Investment Banker & Broker (2.77%)			Pharmacy Services (2.51%)
Jefferies Group Inc	54,214	1,415	Express Scripts Inc (a)	26,238	2,097

See accompanying notes

453

Schedule of Investments
MidCap Growth Fund
October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (1.90%)
Printing - Commercial (0.53%)			Diversified Banking Institutions (1.90%)
VistaPrint NV (a)	8,700 $	444	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.06%
Regional Banks (2.06%)			dated 10/30/09 maturing 11/02/09
Capital One Financial Corp	46,822	1,714	(collateralized by Sovereign Agency
			Issues; $405,000; 0.00% - 5.75%; dated
			11/02/09 - 07/15/32)	$ 397$	397
Retail - Apparel & Shoe (7.06%)
			Investment in Joint Trading Account; Credit
Aeropostale Inc (a)	36,570	1,372	Suisse Repurchase Agreement; 0.06%
American Eagle Outfitters Inc	47,500	831	dated 10/30/09 maturing 11/02/09
Gap Inc/The	99,980	2,134	(collateralized by US Treasury Notes;
Guess? Inc	42,600	1,557	$405,000; 1.38% - 2.00%; dated 02/28/10

			- 09/15/12)	398	398
		5,894

			Investment in Joint Trading Account;
Retail - Discount (1.09%)			Deutsche Bank Repurchase Agreement;
Dollar Tree Inc (a)	20,075	906	0.06% dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
			Issues; $405,000; 1.88% - 3.75%; dated
Retail - Major Department Store (2.05%)			12/06/10 - 08/24/12)	397	397
TJX Cos Inc	45,820	1,711	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Retail - Regional Department Store (2.21%)			0.06% dated 10/30/09 maturing 11/02/09
Kohl's Corp (a)	32,232	1,844	(collateralized by Sovereign Agency
			Issues; $405,000; 0.88% - 4.75%; dated
Retail - Restaurants (1.43%)			12/10/10 - 07/01/19)	397	397

Panera Bread Co (a)	19,900	1,194			1,589

			TOTAL REPURCHASE AGREEMENTS	$ 1,589

Silver Mining (1.75%)
Silver Wheaton Corp (a)	116,796	1,458	Total Investments	$ 85,245
			Liabilities in Excess of Other Assets, Net - (2.16)%		(1,804)

Steel - Producers (0.50%)			TOTAL NET ASSETS - 100.00%	$ 83,441

AK Steel Holding Corp	26,280	417

Telecommunication Equipment (5.48%)			(a) Non-Income Producing Security
Adtran Inc	35,600	820
CommScope Inc (a)	39,811	1,075	Unrealized Appreciation (Depreciation)
Harris Corp	23,100	964	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Nice Systems Ltd ADR (a)	55,205	1,710

		4,569	Unrealized Appreciation	$ 9,211

Transport - Rail (1.85%)			Unrealized Depreciation		(3,667)

Kansas City Southern (a)	63,720	1,544	Net Unrealized Appreciation (Depreciation)		5,544
			Cost for federal income tax purposes		79,701
Web Hosting & Design (1.61%)			All dollar amounts are shown in thousands (000's)
Equinix Inc (a)	15,713	1,341
			Portfolio Summary (unaudited)

Wireless Equipment (2.13%)			Sector		Percent

Crown Castle International Corp (a)	58,878	1,779

			Consumer, Cyclical		20.16%
TOTAL COMMON STOCKS	$ 83,656		Consumer, Non-cyclical		20.02%

			Communications		16.14%
			Technology		13.91%
			Industrial		11.80%
			Energy		9.58%
			Financial		8.30%
			Basic Materials		2.25%
			Liabilities in Excess of Other Assets, Net		(2.16%)

			TOTAL NET ASSETS		100.00%

See accompanying notes

454

Schedule of Investments MidCap Growth Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.69%)			COMMON STOCKS (continued)
Aerospace & Defense (0.17%)			Beverages - Wine & Spirits (0.10%)
Rockwell Collins Inc	30,348 $	1,529	Brown-Forman Corp	22,664 $	1,106
TransDigm Group Inc	10,971	430

		1,959	Brewery (0.01%)

			Molson Coors Brewing Co	2,075	102
Aerospace & Defense Equipment (0.46%)
Alliant Techsystems Inc (a)	25,960	2,019	Broadcasting Services & Programming (0.15%)
Goodrich Corp	60,630	3,295	Discovery Communications Inc - C Shares (a)	49,360	1,186

		5,314	Scripps Networks Interactive	14,761	557

Agricultural Chemicals (0.60%)					1,743

CF Industries Holdings Inc	82,646	6,880	Building - Residential & Commercial (1.00%)
			DR Horton Inc	525,080	5,755
Airlines (0.57%)
			NVR Inc (a)	2,382	1,577
Allegiant Travel Co (a)	24,150	911
			Pulte Homes Inc	460,030	4,145

Continental Airlines Inc (a)	279,980	3,220
					11,477

Copa Holdings SA	30,622	1,293
Delta Air Lines Inc (a)	151,313	1,080	Building & Construction Products -

			Miscellaneous (0.01%)
		6,504

			Armstrong World Industries Inc (a)	2,581	96
Apparel Manufacturers (1.43%)
Coach Inc	374,476	12,346	Building Products - Air & Heating (0.15%)
Polo Ralph Lauren Corp	44,485	3,311	Lennox International Inc	52,693	1,774
VF Corp	10,115	719

			Building Products - Wood (0.05%)
		16,376

			Masco Corp	46,725	549
Applications Software (1.17%)
Citrix Systems Inc (a)	29,948	1,101	Cable/Satellite TV (0.40%)
Intuit Inc (a)	66,965	1,946	Cablevision Systems Corp	164,750	3,783
Nuance Communications Inc (a)	33,254	436	DISH Network Corp (a)	44,975	782

Red Hat Inc (a)	39,169	1,011			4,565

Salesforce.com Inc (a)	158,322	8,985	Casino Hotels (0.70%)

		13,479	Las Vegas Sands Corp (a)	36,000	543

Audio & Video Products (0.15%)			Wynn Resorts Ltd (a)	138,690	7,520

Harman International Industries Inc	45,200	1,700			8,063

			Casino Services (0.17%)
Auto - Medium & Heavy Duty Trucks (0.20%)
			Bally Technologies Inc (a)	31,800	1,253
Navistar International Corp (a)	70,298	2,330
			International Game Technology	40,768	727

Auto/Truck Parts & Equipment - Original (0.08%)					1,980

BorgWarner Inc	17,030	516	Cellular Telecommunications (0.35%)
WABCO Holdings Inc	15,658	372	MetroPCS Communications Inc (a)	51,252	319

		888	Millicom International Cellular SA (a)	51,970	3,256

Batteries & Battery Systems (0.84%)			NII Holdings Inc (a)	17,176	463

Energizer Holdings Inc (a)	158,806	9,667			4,038

			Chemicals - Diversified (0.11%)
Beverages - Non-Alcoholic (0.72%)			Celanese Corp	27,460	754
Coca-Cola Enterprises Inc	125,851	2,400
			FMC Corp	10,228	522

Hansen Natural Corp (a)	142,444	5,149
					1,276

Pepsi Bottling Group Inc	18,616	697

		8,246	Chemicals - Specialty (1.42%)

			Albemarle Corp	1,484	47
			Ashland Inc	39,604	1,368

See accompanying notes

455

Schedule of Investments MidCap Growth Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Specialty (continued)			Computer Aided Design (continued)
Ecolab Inc	167,793 $	7,376	Autodesk Inc (a)	25,544 $	637

International Flavors & Fragrances Inc	60,815	2,316			1,222

Lubrizol Corp	40,667	2,707
			Computer Services (0.62%)
Sigma-Aldrich Corp	30,276	1,572	Affiliated Computer Services Inc (a)	42,288	2,203
Terra Industries Inc	29,224	929	Cognizant Technology Solutions Corp (a)	80,550	3,113

		16,315	DST Systems Inc (a)	31,000	1,293

Coal (0.97%)			IHS Inc (a)	9,057	469

Alpha Natural Resources Inc (a)	22,791	774			7,078

Consol Energy Inc	206,893	8,857
			Computers - Integrated Systems (0.95%)
Massey Energy Co	19,218	559	Brocade Communications Systems Inc (a)	512,780	4,400
Peabody Energy Corp	3,150	125	Diebold Inc	44,800	1,355
Walter Energy Inc	13,941	816	Micros Systems Inc (a)	57,748	1,554

		11,131	NCR Corp (a)	212,966	2,162

Coatings & Paint (0.17%)			Teradata Corp (a)	53,989	1,505

RPM International Inc	19,249	339			10,976

Sherwin-Williams Co/The	27,639	1,577

			Computers - Memory Devices (2.10%)
		1,916	NetApp Inc (a)	512,236	13,856

Coffee (0.40%)			SanDisk Corp (a)	72,682	1,488
Green Mountain Coffee Roasters Inc (a)	68,870	4,583	Seagate Technology	234,119	3,266
			Western Digital Corp (a)	163,022	5,491

Commercial Banks (0.03%)					24,101

BOK Financial Corp	1,949	84
			Consulting Services (0.40%)
Commerce Bancshares Inc	5,854	224

			FTI Consulting Inc (a)	14,174	578
		308

			Genpact Ltd (a)	17,803	212
Commercial Services (0.27%)			SAIC Inc (a)	187,101	3,314
Alliance Data Systems Corp (a)	8,789	483	Watson Wyatt Worldwide Inc	10,321	450

Convergys Corp (a)	129,800	1,408			4,554

Iron Mountain Inc (a)	29,834	729
			Consumer Products - Miscellaneous (0.37%)
Weight Watchers International Inc	20,170	535

			Clorox Co	39,058	2,313
		3,155

			Scotts Miracle-Gro Co/The	47,564	1,932

Commercial Services - Finance (1.92%)					4,245

Equifax Inc	18,975	519
			Containers - Metal & Glass (0.43%)
Global Payments Inc	193,288	9,516
			Ball Corp	43,190	2,131
H&R Block Inc	120,956	2,218
			Crown Holdings Inc (a)	72,911	1,943
Interactive Data Corp	4,576	120
			Owens-Illinois Inc (a)	26,395	841

Lender Processing Services Inc	19,806	788
					4,915

Moody's Corp	106,199	2,515
Morningstar Inc (a)	5,481	280	Containers - Paper & Plastic (0.27%)
Paychex Inc	53,226	1,512	Packaging Corp of America	2,888	53
SEI Investments Co	21,861	382	Pactiv Corp (a)	129,976	3,001

Total System Services Inc	133,941	2,139			3,054

Western Union Co/The	55,521	1,009	Cosmetics & Toiletries (1.50%)
Wright Express Corp (a)	37,300	1,041	Avon Products Inc	448,767	14,383

		22,039	Estee Lauder Cos Inc/The	66,644	2,832

Computer Aided Design (0.11%)					17,215

ANSYS Inc (a)	14,411	585	Data Processing & Management (1.24%)
			Broadridge Financial Solutions Inc	147,674	3,073
See accompanying notes

456

Schedule of Investments MidCap Growth Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (continued)			E-Commerce - Services (continued)
Dun & Bradstreet Corp	18,801 $	1,439	NetFlix Inc (a)	43,656 $	2,333
Fidelity National Information Services Inc	52,915	1,151	Priceline.com Inc (a)	76,711	12,104

Fiserv Inc (a)	186,842	8,571			15,152

		14,234

			Electric - Generation (0.66%)
Decision Support Software (0.58%)			AES Corp/The	578,389	7,560
MSCI Inc (a)	219,560	6,675
			Electric - Integrated (0.81%)
Dental Supplies & Equipment (0.12%)			Allegheny Energy Inc	17,056	389
DENTSPLY International Inc	28,289	932	Constellation Energy Group Inc	81,249	2,512
Patterson Cos Inc (a)	19,142	489	DPL Inc	4,185	106

		1,421	DTE Energy Co	14,800	547

			Integrys Energy Group Inc	43,213	1,495
Diagnostic Equipment (0.10%)
Gen-Probe Inc (a)	27,330	1,140	Northeast Utilities	32,000	738
			NV Energy Inc	149,433	1,713
Diagnostic Kits (0.05%)			PPL Corp	61,966	1,824

Idexx Laboratories Inc (a)	11,241	575			9,324

			Electric - Transmission (0.03%)
Dialysis Centers (0.49%)
			ITC Holdings Corp	9,057	402
DaVita Inc (a)	106,187	5,631
			Electric Products - Miscellaneous (0.17%)
Disposable Medical Products (0.12%)
			AMETEK Inc	17,764	620
CR Bard Inc	18,914	1,420
			Molex Inc	70,444	1,315

Distribution & Wholesale (1.08%)					1,935

Fastenal Co	156,043	5,383	Electronic Components - Miscellaneous (0.40%)
Ingram Micro Inc (a)	56,700	1,001	AVX Corp	36,125	409
LKQ Corp (a)	23,102	399	Garmin Ltd	56,902	1,722
Tech Data Corp (a)	27,700	1,065	Jabil Circuit Inc	167,290	2,238
WESCO International Inc (a)	62,443	1,596	Vishay Intertechnology Inc (a)	39,196	244

WW Grainger Inc	31,666	2,968			4,613

		12,412

			Electronic Components - Semiconductors (3.50%)
Diversified Manufacturing Operations (1.19%)			Altera Corp	58,392	1,155
Brink's Co/The	12,763	303	Broadcom Corp (a)	394,612	10,501
Carlisle Cos Inc	39,510	1,226	Cree Inc (a)	14,955	630
Cooper Industries PLC	19,931	771	Intersil Corp	17,618	221
Crane Co	37,187	1,036	MEMC Electronic Materials Inc (a)	36,958	459
Dover Corp	25,298	953	Microchip Technology Inc	27,384	656
ITT Corp	20,021	1,015	Micron Technology Inc (a)	1,489,961	10,117
Leggett & Platt Inc	27,766	537	National Semiconductor Corp	44,784	579
Parker Hannifin Corp	113,990	6,037	Netlogic Microsystems Inc (a)	93,149	3,541
Pentair Inc	7,780	226	NVIDIA Corp (a)	158,353	1,894
SPX Corp	7,613	402	ON Semiconductor Corp (a)	83,654	560
Teleflex Inc	23,900	1,189	PMC - Sierra Inc (a)	687,520	5,858

		13,695	QLogic Corp (a)	40,839	716

E-Commerce - Products (0.27%)			Rovi Corp (a)	11,574	319
MercadoLibre Inc (a)	88,260	3,159	Silicon Laboratories Inc (a)	43,838	1,837
			Xilinx Inc	54,549	1,186

E-Commerce - Services (1.32%)					40,229

Expedia Inc (a)	31,531	715

See accompanying notes

457

Schedule of Investments MidCap Growth Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Connectors (0.25%)			Finance - Investment Banker & Broker (1.25%)
Amphenol Corp	28,326 $	1,136	Greenhill & Co Inc	11,002 $	949
Thomas & Betts Corp (a)	49,299	1,687	Investment Technology Group Inc (a)	49,408	1,066

		2,823	Jefferies Group Inc	16,289	425

			Lazard Ltd	14,068	531
Electronic Design Automation (0.17%)
Synopsys Inc (a)	88,683	1,951	optionsXpress Holdings Inc	23,200	363
			Raymond James Financial Inc	6,700	158
Electronic Measurement Instruments (0.23%)			TD Ameritrade Holding Corp (a)	560,583	10,819

Agilent Technologies Inc (a)	56,723	1,403			14,311

FLIR Systems Inc (a)	25,078	698	Finance - Other Services (1.13%)
Trimble Navigation Ltd (a)	23,786	499	IntercontinentalExchange Inc (a)	95,159	9,534

		2,600	NASDAQ OMX Group Inc/The (a)	90,065	1,626

Electronic Parts Distribution (0.33%)			NYSE Euronext	68,650	1,775

Arrow Electronics Inc (a)	77,526	1,965			12,935

Avnet Inc (a)	76,034	1,884	Food - Canned (0.09%)

		3,849	Del Monte Foods Co	99,500	1,075

Electronics - Military (0.07%)
L-3 Communications Holdings Inc	10,772	779	Food - Confectionery (0.06%)
			Hershey Co/The	17,393	657
Engineering - Research & Development Services (1.66%)
Aecom Technology Corp (a)	18,461	466	Food - Dairy Products (0.31%)
EMCOR Group Inc (a)	26,400	624	Dean Foods Co (a)	193,078	3,520
Fluor Corp	108,802	4,833
			Food - Meat Products (0.08%)
Jacobs Engineering Group Inc (a)	37,154	1,571
			Hormel Foods Corp	25,926	945
McDermott International Inc (a)	336,074	7,471
Shaw Group Inc/The (a)	107,988	2,771	Food - Miscellaneous/Diversified (0.33%)
URS Corp (a)	35,886	1,394	Campbell Soup Co	25,370	806

		19,130	ConAgra Foods Inc	11,440	240

Engines - Internal Combustion (0.76%)			HJ Heinz Co	48,220	1,940
Cummins Inc	202,509	8,720	McCormick & Co Inc/MD	24,656	863

					3,849

Enterprise Software & Services (0.91%)
			Food - Retail (1.00%)
BMC Software Inc (a)	100,911	3,750
			Whole Foods Market Inc (a)	359,217	11,516
CA Inc	103,869	2,173
Novell Inc (a)	302,600	1,237	Forestry (0.04%)
Sybase Inc (a)	83,358	3,298	Plum Creek Timber Co Inc	16,349	512

		10,458

			Funeral Services & Related Items (0.01%)
Entertainment Software (0.17%)
			Hillenbrand Inc	6,552	131
Electronic Arts Inc (a)	105,407	1,923
			Garden Products (0.03%)
Filtration & Separation Products (0.18%)
			Toro Co	10,146	376
Donaldson Co Inc	38,780	1,383
Pall Corp	22,817	724

			Gas - Distribution (0.28%)
		2,107	AGL Resources Inc	25,800	902

Finance - Auto Loans (0.01%)			Centerpoint Energy Inc	54,319	685
AmeriCredit Corp (a)	7,514	133	New Jersey Resources Corp	2,900	102
			Sempra Energy	29,565	1,521

Finance - Credit Card (0.13%)					3,210

Discover Financial Services	103,800	1,468

See accompanying notes

458

Schedule of Investments MidCap Growth Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Hazardous Waste Disposal (0.07%)			Internet Security (continued)
Stericycle Inc (a)	16,074 $	842	VeriSign Inc (a)	364,569 $	8,316

					19,615

Hospital Beds & Equipment (0.28%)
			Intimate Apparel (0.30%)
Hill-Rom Holdings Inc	6,912	136
			Warnaco Group Inc/The (a)	84,620	3,430
Kinetic Concepts Inc (a)	91,539	3,038

		3,174

			Investment Management & Advisory Services (2.04%)
Hotels & Motels (0.86%)			Affiliated Managers Group Inc (a)	107,812	6,845
Choice Hotels International Inc	2,230	67	Eaton Vance Corp	38,925	1,105
Marriott International Inc/DE	23,182	581	Federated Investors Inc	45,297	1,189
Starwood Hotels & Resorts Worldwide Inc	315,980	9,182	Invesco Ltd	9,295	197

		9,830	Janus Capital Group Inc	26,080	342

			T Rowe Price Group Inc	261,277	12,732
Human Resources (0.81%)
Hewitt Associates Inc (a)	65,630	2,331	Waddell & Reed Financial Inc	37,187	1,043

Robert Half International Inc	302,069	7,008			23,453

		9,339	Leisure & Recreation Products (0.71%)

			WMS Industries Inc (a)	203,020	8,117
Independent Power Producer (0.07%)
Mirant Corp (a)	53,800	752
			Life & Health Insurance (0.03%)
			Lincoln National Corp	15,437	368
Industrial Audio & Video Products (0.25%)
Dolby Laboratories Inc (a)	68,613	2,878
			Linen Supply & Related Items (0.06%)
			Cintas Corp	23,053	638
Industrial Automation & Robots (0.01%)
Rockwell Automation Inc/DE	3,915	160
			Machinery - Construction & Mining (1.02%)
			Joy Global Inc	167,281	8,432
Industrial Gases (0.39%)
Airgas Inc	101,016	4,481	Terex Corp (a)	160,220	3,240

					11,672

Instruments - Controls (0.10%)			Machinery - General Industry (0.14%)
Mettler-Toledo International Inc (a)	12,376	1,207	IDEX Corp	13,658	388
			Roper Industries Inc	15,174	767
Instruments - Scientific (0.78%)
			Wabtec Corp/DE	13,805	508

PerkinElmer Inc	6,989	130
					1,663

Waters Corp (a)	152,900	8,781

		8,911	Machinery - Print Trade (0.03%)

			Zebra Technologies Corp (a)	15,376	384
Insurance Brokers (0.17%)
Arthur J Gallagher & Co	17,019	380	Machinery - Pumps (0.15%)
Brown & Brown Inc	58,915	1,082	Flowserve Corp	17,937	1,762
Erie Indemnity Co	5,741	203
Marsh & McLennan Cos Inc	11,180	262	Medical - Biomedical/Gene (3.84%)

		1,927	Alexion Pharmaceuticals Inc (a)	214,303	9,517

			Bio-Rad Laboratories Inc (a)	20,002	1,788
Internet Content - Information & News (0.02%)
WebMD Health Corp (a)	5,700	194	Charles River Laboratories International Inc	101,970	3,724
			(a)
			Dendreon Corp (a)	18,296	462
Internet Infrastructure Software (1.30%)
Akamai Technologies Inc (a)	36,160	795	Human Genome Sciences Inc (a)	100,250	1,874
F5 Networks Inc (a)	316,053	14,188	Illumina Inc (a)	205,131	6,585

		14,983	Life Technologies Corp (a)	138,398	6,528

			Millipore Corp (a)	31,359	2,101
Internet Security (1.71%)			Myriad Genetics Inc (a)	18,190	442
McAfee Inc (a)	269,810	11,299
			PDL BioPharma Inc	14,150	119

See accompanying notes

459

Schedule of Investments MidCap Growth Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Medical Products (0.55%)
United Therapeutics Corp (a)	158,072 $	6,725	Henry Schein Inc (a)	52,343 $	2,765
Vertex Pharmaceuticals Inc (a)	125,300	4,205	Hospira Inc (a)	60,666	2,708

		44,070	Varian Medical Systems Inc (a)	20,657	847

					6,320

Medical - Drugs (0.21%)
Cephalon Inc (a)	12,369	675	Metal - Aluminum (0.44%)
Forest Laboratories Inc (a)	41,986	1,162	Alcoa Inc	409,740	5,089
Valeant Pharmaceuticals International (a)	18,439	542

		2,379	Metal - Iron (0.15%)

			Cliffs Natural Resources Inc	49,377	1,756
Medical - Generic Drugs (0.90%)
Mylan Inc/PA (a)	229,394	3,726	Metal Processors & Fabrication (0.99%)
Perrigo Co	15,170	564	Precision Castparts Corp	116,696	11,130
Watson Pharmaceuticals Inc (a)	176,010	6,058	Timken Co	11,700	258

		10,348			11,388

Medical - HMO (1.13%)			Motorcycle/Motor Scooter (0.30%)
Centene Corp (a)	12,900	230	Harley-Davidson Inc	140,320	3,497
CIGNA Corp	261,712	7,286
Coventry Health Care Inc (a)	88,637	1,758	Multi-Line Insurance (0.86%)
Humana Inc (a)	97,768	3,674	CNA Financial Corp (a)	3,365	73

		12,948	Genworth Financial Inc	637,816	6,774

			Hartford Financial Services Group Inc	125,030	3,066

Medical - Hospitals (0.80%)
					9,913

Community Health Systems Inc (a)	141,071	4,413
Health Management Associates Inc (a)	577,795	3,524	Multimedia (0.45%)
Tenet Healthcare Corp (a)	89,975	461	Factset Research Systems Inc	22,617	1,449
Universal Health Services Inc	14,095	784	McGraw-Hill Cos Inc/The	130,350	3,751

		9,182			5,200

Medical - Outpatient & Home Medical Care (0.04%)			Networking Products (1.21%)
Lincare Holdings Inc (a)	15,364	483	Atheros Communications Inc (a)	351,400	8,651
			Juniper Networks Inc (a)	206,030	5,256

Medical - Wholesale Drug Distribution (0.81%)					13,907

AmerisourceBergen Corp	422,648	9,362
			Non-Ferrous Metals (0.27%)
Medical Information Systems (0.40%)			Thompson Creek Metals Co Inc (a)	306,530	3,120
Cerner Corp (a)	43,231	3,287
			Non-Hazardous Waste Disposal (0.04%)
IMS Health Inc	78,654	1,289

			Republic Services Inc	16,879	437
		4,576

Medical Instruments (1.95%)			Office Automation & Equipment (0.10%)
Beckman Coulter Inc	142,114	9,142	Pitney Bowes Inc	35,400	867
Edwards Lifesciences Corp (a)	32,561	2,505	Xerox Corp	34,271	258

Intuitive Surgical Inc (a)	37,070	9,132			1,125

St Jude Medical Inc (a)	35,422	1,207	Oil - Field Services (0.15%)
Techne Corp	7,274	455	Oceaneering International Inc (a)	19,644	1,004

		22,441	Smith International Inc	25,597	710

Medical Laboratory & Testing Service (0.38%)					1,714

Covance Inc (a)	10,488	542	Oil & Gas Drilling (1.38%)
Laboratory Corp of America Holdings (a)	30,915	2,130	Atwood Oceanics Inc (a)	20,291	720
Quest Diagnostics Inc	29,588	1,655	Diamond Offshore Drilling Inc	13,475	1,283

		4,327	ENSCO International Inc	37,793	1,731

See accompanying notes

460

Schedule of Investments
MidCap Growth Fund III
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Power Converter & Supply Equipment (0.17%)
Helmerich & Payne Inc	32,996 $	1,254	Hubbell Inc	36,856 $	1,567
Nabors Industries Ltd (a)	303,570	6,323	Sunpower Corp - Class A (a)	16,062	399

Noble Corp	33,743	1,375			1,966

Patterson-UTI Energy Inc	6,212	97
			Printing - Commercial (0.34%)
Pride International Inc (a)	55,444	1,639	RR Donnelley & Sons Co	20,397	409
Rowan Cos Inc	59,604	1,386	VistaPrint NV (a)	67,985	3,471

Seahawk Drilling Inc (a)	1,042	28			3,880

		15,836

			Property & Casualty Insurance (0.06%)
Oil Company - Exploration & Production (2.45%)			Hanover Insurance Group Inc/The	1,076	45
CNX Gas Corp (a)	6,870	192	Progressive Corp/The	19,553	313
Concho Resources Inc/Midland TX (a)	118,190	4,504	WR Berkley Corp	12,567	311

EQT Corp	21,237	889			669

EXCO Resources Inc	20,309	317
Nexen Inc	28,923	621	Protection - Safety (0.09%)
			Brink's Home Security Holdings Inc (a)	31,926	989
Petrohawk Energy Corp (a)	347,978	8,185
Plains Exploration & Production Co (a)	20,802	551
			Publishing - Books (0.12%)
Questar Corp	111,470	4,441
			John Wiley & Sons Inc	39,648	1,396
Range Resources Corp	157,702	7,893
Southwestern Energy Co (a)	10,029	437	Quarrying (0.11%)
St Mary Land & Exploration Co	4,284	146	Compass Minerals International Inc	21,156	1,318

		28,176

			Real Estate Management & Services (0.39%)
Oil Company - Integrated (0.12%)
			CB Richard Ellis Group Inc (a)	436,476	4,518
Murphy Oil Corp	22,815	1,395
			Real Estate Operator & Developer (0.03%)
Oil Field Machinery & Equipment (1.14%)
			St Joe Co/The (a)	15,339	367
Cameron International Corp (a)	270,153	9,987
Dresser-Rand Group Inc (a)	64,463	1,900	Regional Banks (0.39%)
FMC Technologies Inc (a)	23,863	1,255	Fifth Third Bancorp	498,590	4,457

		13,142

Oil Refining & Marketing (0.51%)			Reinsurance (0.40%)
Frontier Oil Corp	116,269	1,611	Axis Capital Holdings Ltd	62,925	1,818
Holly Corp	73,134	2,122	Endurance Specialty Holdings Ltd	40,579	1,461
Tesoro Corp/Texas	152,200	2,152	Reinsurance Group of America Inc	1,607	74

		5,885	Validus Holdings Ltd	50,645	1,281

					4,634

Paper & Related Products (0.03%)
Rayonier Inc	9,996	386	REITS - Diversified (0.70%)
			Digital Realty Trust Inc	177,448	8,008
Pharmacy Services (0.20%)
Omnicare Inc	104,010	2,254	REITS - Healthcare (0.15%)
			HCP Inc	23,755	703
Physical Therapy & Rehabilitation Centers (0.05%)			Health Care REIT Inc	11,675	518
Healthsouth Corp (a)	40,450	591	Nationwide Health Properties Inc	16,170	521

					1,742

Physician Practice Management (0.02%)
			REITS - Office Property (0.01%)
Mednax Inc (a)	4,056	211
			Alexandria Real Estate Equities Inc	2,327	126
Pipelines (0.05%)
			REITS - Shopping Centers (0.01%)
El Paso Corp	54,359	533
			Federal Realty Investment Trust	2,188	129

See accompanying notes

461

Schedule of Investments MidCap Growth Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Storage (0.50%)			Retail - Consumer Electronics (0.12%)
Public Storage	78,003 $	5,741	RadioShack Corp	84,159 $	1,421

Rental - Auto & Equipment (0.04%)			Retail - Discount (0.79%)
Aaron's Inc	13,144	329	Big Lots Inc (a)	2,606	65
Avis Budget Group Inc (a)	11,000	93	BJ's Wholesale Club Inc (a)	54,856	1,922

		422	Dollar Tree Inc (a)	79,744	3,599

			Family Dollar Stores Inc	124,567	3,525

Research & Development (0.04%)
Pharmaceutical Product Development Inc	20,010	431			9,111

			Retail - Jewelry (0.07%)
Respiratory Products (0.13%)			Tiffany & Co	21,422	842
ResMed Inc (a)	30,653	1,508
			Retail - Mail Order (0.02%)
Retail - Apparel & Shoe (3.24%)			Williams-Sonoma Inc	10,819	203
Abercrombie & Fitch Co	12,052	395
Aeropostale Inc (a)	12,367	464	Retail - Major Department Store (0.38%)
American Eagle Outfitters Inc	28,210	493	TJX Cos Inc	115,746	4,323
Chico's FAS Inc (a)	45,914	549
Foot Locker Inc	115,533	1,211	Retail - Pet Food & Supplies (0.05%)
Gap Inc/The	28,611	611	PetSmart Inc	23,356	550
Guess? Inc	252,570	9,231
			Retail - Petroleum Products (0.08%)
Ltd Brands Inc	29,403	517
			World Fuel Services Corp	18,200	925
Nordstrom Inc	196,939	6,259
Phillips-Van Heusen Corp	35,189	1,413	Retail - Restaurants (1.16%)
Ross Stores Inc	94,676	4,167	Brinker International Inc	120,466	1,523
Urban Outfitters Inc (a)	379,055	11,895	Chipotle Mexican Grill Inc (a)	21,815	1,778

		37,205	Darden Restaurants Inc	76,835	2,329

Retail - Auto Parts (0.51%)			Panera Bread Co (a)	112,127	6,725
Advance Auto Parts Inc	75,695	2,820	Tim Hortons Inc	34,383	979

AutoZone Inc (a)	16,034	2,170			13,334

O'Reilly Automotive Inc (a)	22,132	825	Retail - Sporting Goods (0.05%)

		5,815	Dick's Sporting Goods Inc (a)	24,627	559

Retail - Automobile (0.17%)
AutoNation Inc (a)	1,981	34	Rubber - Tires (0.46%)
			Goodyear Tire & Rubber Co/The (a)	415,064	5,346
CarMax Inc (a)	25,474	501
Copart Inc (a)	18,433	593
			Savings & Loans - Thrifts (0.09%)
Penske Auto Group Inc	50,484	791

			Capitol Federal Financial	12,461	378
		1,919

			Hudson City Bancorp Inc	48,200	633

Retail - Bedding (0.80%)					1,011

Bed Bath & Beyond Inc (a)	261,163	9,196
			Schools (0.44%)
			Apollo Group Inc (a)	43,352	2,475
Retail - Bookstore (0.00%)
			Career Education Corp (a)	18,455	385
Barnes & Noble Inc	2,200	37
			Corinthian Colleges Inc (a)	6,000	95
Retail - Catalog Shopping (0.04%)			DeVry Inc	11,354	628
MSC Industrial Direct Co	11,882	512	ITT Educational Services Inc (a)	10,235	925
			Strayer Education Inc	2,589	525

Retail - Computer Equipment (0.06%)					5,033

GameStop Corp (a)	27,355	664
			Semiconductor Component - Integrated Circuits (1.37%)
			Analog Devices Inc	48,166	1,235

See accompanying notes

462

Schedule of Investments MidCap Growth Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Component - Integrated			Tobacco (0.23%)
Circuits (continued)			Lorillard Inc	28,482 $	2,214
Cypress Semiconductor Corp (a)	157,453 $	1,327
			Reynolds American Inc	8,641	419

Integrated Device Technology Inc (a)	222,114	1,306
					2,633

Linear Technology Corp	82,560	2,137
Marvell Technology Group Ltd (a)	646,345	8,868	Tools - Hand Held (0.39%)
Maxim Integrated Products Inc	50,892	848	Black & Decker Corp	91,690	4,330

		15,721	Snap-On Inc	4,356	159

					4,489

Semiconductor Equipment (2.12%)
ASML Holding NV	233,620	6,293	Toys (0.17%)
Lam Research Corp (a)	282,798	9,536	Hasbro Inc	21,280	580
Tessera Technologies Inc (a)	38,300	847	Marvel Entertainment Inc (a)	9,210	460
Varian Semiconductor Equipment			Mattel Inc	46,010	871

Associates Inc (a)	272,026	7,723			1,911

		24,399	Transport - Marine (0.17%)

Soap & Cleaning Products (0.18%)			Kirby Corp (a)	36,652	1,239
Church & Dwight Co Inc	35,475	2,018	Tidewater Inc	16,348	681

					1,920

Steel - Producers (0.70%)
			Transport - Services (1.06%)
Schnitzer Steel Industries Inc	25,900	1,120
			CH Robinson Worldwide Inc	167,614	9,237
United States Steel Corp	199,190	6,870

			Expeditors International of Washington Inc	34,790	1,121
		7,990

			UTI Worldwide Inc	142,274	1,774

Steel Pipe & Tube (0.04%)					12,132

Valmont Industries Inc	5,824	421
			Transport - Truck (0.25%)
Telecommunication Equipment (0.57%)			Con-way Inc	35,980	1,187
Alcatel-Lucent ADR	1,417,520	5,230	JB Hunt Transport Services Inc	14,542	437
CommScope Inc (a)	15,800	427	Landstar System Inc	34,218	1,206

Harris Corp	20,630	861			2,830

		6,518	Veterinary Diagnostics (0.05%)

Telecommunication Equipment - Fiber Optics (0.15%)			VCA Antech Inc (a)	23,388	557
Ciena Corp (a)	31,300	367
			Vitamins & Nutrition Products (0.18%)
JDS Uniphase Corp (a)	236,835	1,324

			Herbalife Ltd	56,913	1,915
		1,691

			Mead Johnson Nutrition Co	4,780	201

Telecommunication Services (0.09%)					2,116

NeuStar Inc (a)	20,581	475
			Water (0.00%)
tw telecom inc (a)	41,167	519

			American Water Works Co Inc	2,304	44
		994

Telephone - Integrated (0.07%)			Water Treatment Systems (0.04%)
Frontier Communications Corp	37,862	271	Nalco Holding Co	22,848	483
Windstream Corp	56,519	545

		816	Web Hosting & Design (0.04%)

			Equinix Inc (a)	6,096	520
Television (0.01%)
CTC Media Inc (a)	10,051	162	Web Portals (0.13%)
			Sohu.com Inc (a)	27,964	1,555
Therapeutics (0.01%)
Warner Chilcott PLC (a)	7,566	168	Wireless Equipment (0.10%)
			Crown Castle International Corp (a)	17,206	520

See accompanying notes

463

Schedule of Investments MidCap Growth Fund III

October 31, 2009

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Consumer, Non-cyclical	22.15%

			Consumer, Cyclical	15.80%
COMMON STOCKS (continued)			Technology	15.51%
Wireless Equipment (continued)			Industrial	13.33%
SBA Communications Corp (a)	21,711 $	612	Financial	10.70%

			Communications	8.47%

		1,132	Energy	6.77%

X-Ray Equipment (0.01%)			Basic Materials	4.44%
			Utilities	1.85%
Hologic Inc (a)	6,940	103	Other Assets in Excess of Liabilities, Net	0.98%

TOTAL COMMON STOCKS	$ 1,110,875		TOTAL NET ASSETS	100.00%

	Principal
			Other Assets Summary (unaudited)

	Amount	Value
	(000's)	(000's)	Asset Type	Percent

			Futures	3.44%
REPURCHASE AGREEMENTS (2.33%)
Diversified Banking Institutions (2.33%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $6,822,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 6,688$	6,688
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$6,822,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	6,688	6,688
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $6,822,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	6,689	6,689
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $6,822,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	6,689	6,689

		26,754

TOTAL REPURCHASE AGREEMENTS	$ 26,754

Total Investments	$ 1,137,629
Other Assets in Excess of Liabilities, Net - 0.98%		11,260

TOTAL NET ASSETS - 100.00%	$ 1,148,889

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 171,307
Unrealized Depreciation		(73,325)

Net Unrealized Appreciation (Depreciation)		97,982
Cost for federal income tax purposes		1,039,647
All dollar amounts are shown in thousands (000's)

See accompanying notes

464

Schedule of Investments
MidCap Growth Fund III
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P Mid 400 eMini; December 2009	Buy	602	$ 42,084	$ 39,575	$ (2,509)
All dollar amounts are shown in thousands (000's)

See accompanying notes

465

Schedule of Investments MidCap S&P 400 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.17%)			COMMON STOCKS (continued)
Advertising Sales (0.15%)			Building & Construction - Miscellaneous (0.05%)
Lamar Advertising Co (a)	15,521 $	377	Dycom Industries Inc (a)	11,375 $	112

Aerospace & Defense Equipment (0.52%)			Building & Construction Products -
Alliant Techsystems Inc (a)	9,602	747	Miscellaneous (0.08%)
			Louisiana-Pacific Corp (a)	35,518	187
BE Aerospace Inc (a)	29,501	523

		1,270

			Building Products - Air & Heating (0.19%)
Airlines (0.30%)			Lennox International Inc	14,162	477
AirTran Holdings Inc (a)	37,913	160
Alaska Air Group Inc (a)	10,242	264	Building Products - Cement & Aggregate (0.44%)
JetBlue Airways Corp (a)	62,526	310	Martin Marietta Materials Inc	12,990	1,082

		734

			Casino Hotels (0.05%)
Apparel Manufacturers (0.36%)			Boyd Gaming Corp (a)	16,073	118
Hanesbrands Inc (a)	27,631	597
Under Armour Inc (a)	10,934	294	Casino Services (0.11%)

		891	Scientific Games Corp (a)	18,934	266

Applications Software (0.12%)
			Cellular Telecommunications (0.14%)
Quest Software Inc (a)	17,752	298
			Syniverse Holdings Inc (a)	20,054	344

Auction House & Art Dealer (0.13%)
			Chemicals - Diversified (0.14%)
Sotheby's	19,510	309
			Olin Corp	22,817	348

Auto - Medium & Heavy Duty Trucks (0.33%)
			Chemicals - Specialty (2.18%)
Oshkosh Corp	26,072	815
			Albemarle Corp	26,701	843
			Ashland Inc	21,708	750
Auto/Truck Parts & Equipment - Original (0.42%)
			Cabot Corp	19,069	418
BorgWarner Inc	34,023	1,032
			Cytec Industries Inc	14,138	469

Batteries & Battery Systems (0.50%)			Lubrizol Corp	19,725	1,313
Energizer Holdings Inc (a)	20,242	1,232	Minerals Technologies Inc	5,462	269
			Sensient Technologies Corp	14,225	360
Beverages - Non-Alcoholic (0.51%)			Terra Industries Inc	29,103	924

Hansen Natural Corp (a)	21,146	764			5,346

PepsiAmericas Inc	16,341	478

			Coal (0.52%)
		1,242

			Arch Coal Inc	47,386	1,026
Building - Heavy Construction (0.11%)			Patriot Coal Corp (a)	21,863	247

Granite Construction Inc	9,813	280			1,273

Building - Maintenance & Service (0.09%)			Coatings & Paint (0.57%)
Rollins Inc	12,726	230	RPM International Inc	37,599	663
			Valspar Corp	29,407	746

Building - Mobile Home & Manufactured Housing (0.11%)					1,409

Thor Industries Inc	10,349	271
			Commercial Banks (3.10%)
			Associated Banc-Corp	37,292	478
Building - Residential & Commercial (0.98%)
			Bancorpsouth Inc	21,407	483
MDC Holdings Inc	10,958	357
			Bank of Hawaii Corp	13,965	620
NVR Inc (a)	1,695	1,123
			Cathay General Bancorp	16,680	147
Ryland Group Inc	12,776	237
			City National Corp/CA	12,610	475
Toll Brothers Inc (a)	39,991	693

			Commerce Bancshares Inc	20,276	778
		2,410

			Cullen/Frost Bankers Inc	17,406	814

See accompanying notes

466

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Consulting Services (continued)
FirstMerit Corp	25,051 $	475	Watson Wyatt Worldwide Inc	12,447 $	542

Fulton Financial Corp	51,342	424			3,006

International Bancshares Corp	15,118	225
			Consumer Products - Miscellaneous (0.67%)
PacWest Bancorp	8,679	147	American Greetings Corp	11,497	234
SVB Financial Group (a)	9,675	399	Blyth Inc	1,740	61
Synovus Financial Corp	140,105	311	Scotts Miracle-Gro Co/The	13,040	530
TCF Financial Corp	32,587	386	Tupperware Brands Corp	18,367	827

Trustmark Corp	14,906	282			1,652

Valley National Bancorp	41,709	554
Webster Financial Corp	18,701	212	Containers - Metal & Glass (0.22%)
			Greif Inc	9,977	534
Westamerica Bancorporation	8,520	407

		7,617

			Containers - Paper & Plastic (0.74%)
Commercial Services (0.35%)			Packaging Corp of America	30,022	549
Alliance Data Systems Corp (a)	15,499	852	Sonoco Products Co	29,135	779
			Temple-Inland Inc	31,064	480

Commercial Services - Finance (1.28%)					1,808

Deluxe Corp	14,914	212
Global Payments Inc	23,488	1,156	Cosmetics & Toiletries (0.27%)
			Alberto-Culver Co	24,905	668
Lender Processing Services Inc	28,039	1,116
SEI Investments Co	37,889	662

			Data Processing & Management (0.57%)
		3,146

			Acxiom Corp	23,011	264
Computer Aided Design (0.63%)			Broadridge Financial Solutions Inc	40,627	845
ANSYS Inc (a)	25,690	1,043	Fair Isaac Corp	14,249	290

Parametric Technology Corp (a)	33,885	505			1,399

		1,548

			Diagnostic Equipment (0.44%)
Computer Services (0.29%)			Affymetrix Inc (a)	20,596	108
DST Systems Inc (a)	11,457	478	Gen-Probe Inc (a)	14,681	612
SRA International Inc (a)	12,467	234	Immucor Inc (a)	20,558	368

		712			1,088

Computers (0.22%)			Diagnostic Kits (0.36%)
Palm Inc (a)	46,719	542	Idexx Laboratories Inc (a)	17,090	874

Computers - Integrated Systems (0.92%)			Direct Marketing (0.05%)
Diebold Inc	19,324	584	Harte-Hanks Inc	11,124	131
Jack Henry & Associates Inc	24,556	567
Micros Systems Inc (a)	23,325	628	Distribution & Wholesale (1.22%)
NCR Corp (a)	46,344	470	Fossil Inc (a)	13,999	374

		2,249	Ingram Micro Inc (a)	47,549	839

			LKQ Corp (a)	41,054	709
Computers - Memory Devices (0.03%)
			Owens & Minor Inc	12,185	498
Imation Corp	8,769	77
			Tech Data Corp (a)	14,663	564

Consulting Services (1.23%)					2,984

Corporate Executive Board Co	9,954	239	Diversified Manufacturing Operations (2.02%)
FTI Consulting Inc (a)	15,086	616	Brink's Co/The	13,292	316
Gartner Inc (a)	17,433	325	Carlisle Cos Inc	17,864	555
Navigant Consulting Inc (a)	14,126	201	Crane Co	13,644	380
SAIC Inc (a)	61,184	1,083	Federal Signal Corp	14,219	87
			Harsco Corp	23,424	738

See accompanying notes

467

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Electronic Design Automation (continued)
(continued)			Synopsys Inc (a)	42,506 $	935

Matthews International Corp	8,849 $	325
					1,619

Pentair Inc	28,674	834
SPX Corp	14,315	756	Electronic Measurement Instruments (0.76%)
Teleflex Inc	11,585	576	Itron Inc (a)	11,664	700
Trinity Industries Inc	23,122	390	National Instruments Corp	16,527	441

		4,957	Trimble Navigation Ltd (a)	34,942	733

					1,874

E-Commerce - Services (1.08%)
NetFlix Inc (a)	13,229	707	Electronic Parts Distribution (0.81%)
Priceline.com Inc (a)	12,329	1,946	Arrow Electronics Inc (a)	34,891	884

		2,653	Avnet Inc (a)	44,064	1,092

					1,976

Electric - Integrated (3.53%)
Alliant Energy Corp	32,264	857	E-Marketing & Information (0.21%)
Black Hills Corp	11,328	276	Digital River Inc (a)	11,250	257
Cleco Corp	17,638	436	Valueclick Inc (a)	25,419	250

DPL Inc	33,824	857			507

Great Plains Energy Inc	39,428	682	Engineering - Research & Development Services (1.37%)
Hawaiian Electric Industries Inc	26,703	477	Aecom Technology Corp (a)	32,175	812
IDACORP Inc	13,780	387	KBR Inc	46,784	958
MDU Resources Group Inc	53,686	1,114	Shaw Group Inc/The (a)	24,375	625
NSTAR	31,151	964	URS Corp (a)	24,590	956

NV Energy Inc	68,428	784			3,351

OGE Energy Corp	28,164	936
			Enterprise Software & Services (0.79%)
PNM Resources Inc	25,279	271	Advent Software Inc (a)	4,535	173
Westar Energy Inc	31,749	608	Informatica Corp (a)	25,772	547

		8,649	Mantech International Corp (a)	6,439	283

Electric Products - Miscellaneous (0.45%)			Sybase Inc (a)	23,606	934

AMETEK Inc	31,358	1,094			1,937

			Environmental Monitoring & Detection (0.09%)
Electronic Components - Miscellaneous (0.40%)
			Mine Safety Appliances Co	8,811	225
Gentex Corp	40,174	643
Vishay Intertechnology Inc (a)	54,433	339

			Fiduciary Banks (0.10%)
		982	Wilmington Trust Corp	20,214	244

Electronic Components - Semiconductors (1.62%)
Cree Inc (a)	29,390	1,237	Filtration & Separation Products (0.33%)
Fairchild Semiconductor International Inc (a)	36,139	270	Donaldson Co Inc	22,509	803
International Rectifier Corp (a)	20,770	380
			Finance - Auto Loans (0.20%)
Intersil Corp	35,668	448
			AmeriCredit Corp (a)	27,988	494
Rovi Corp (a)	29,658	817
Semtech Corp (a)	17,919	277	Finance - Investment Banker & Broker (0.66%)
Silicon Laboratories Inc (a)	13,083	548	Jefferies Group Inc	35,732	933

		3,977	Raymond James Financial Inc	28,811	680

Electronic Connectors (0.21%)					1,613

Thomas & Betts Corp (a)	15,415	527	Food - Baking (0.22%)
			Flowers Foods Inc	22,599	528
Electronic Design Automation (0.66%)
Cadence Design Systems Inc (a)	77,697	475
Mentor Graphics Corp (a)	28,625	209

See accompanying notes

468

     Schedule of Investments MidCap S&P 400 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Confectionery (0.08%)			Instruments - Controls (0.55%)
Tootsie Roll Industries Inc	7,680 $	191	Mettler-Toledo International Inc (a)	9,831 $	958
			Woodward Governor Co	16,443	387

Food - Meat Products (0.22%)					1,345

Smithfield Foods Inc (a)	41,074	548
			Instruments - Scientific (0.18%)

Food - Miscellaneous/Diversified (0.72%)			Varian Inc (a)	8,430	432
Corn Products International Inc	21,770	613
			Insurance Brokers (0.52%)
Lancaster Colony Corp	5,655	275
			Arthur J Gallagher & Co	29,516	659
Ralcorp Holdings Inc (a)	16,510	887

			Brown & Brown Inc	34,248	629

		1,775

					1,288

Food - Retail (0.13%)
			Internet Infrastructure Equipment (0.13%)
Ruddick Corp	11,889	318
			Avocent Corp (a)	12,936	322

Footwear & Related Apparel (0.09%)
			Internet Infrastructure Software (0.42%)
Timberland Co/The (a)	13,086	212
			F5 Networks Inc (a)	22,962	1,031

Funeral Services & Related Items (0.21%)
			Intimate Apparel (0.22%)
Service Corp International/US	73,207	503
			Warnaco Group Inc/The (a)	13,248	537

Gas - Distribution (2.44%)
			Investment Companies (0.18%)
AGL Resources Inc	22,539	788
			Apollo Investment Corp	47,746	430
Atmos Energy Corp	26,912	750
Energen Corp	20,916	918
			Investment Management & Advisory Services (1.00%)
National Fuel Gas Co	23,401	1,061	Affiliated Managers Group Inc (a)	12,156	772
Southern Union Co	36,182	708	Eaton Vance Corp	34,258	972
UGI Corp	31,620	755	Waddell & Reed Financial Inc	25,046	703

Vectren Corp	23,651	533			2,447

WGL Holdings Inc	14,624	483

		5,996	Leisure & Recreation Products (0.25%)

			WMS Industries Inc (a)	15,408	616
Golf (0.05%)
Callaway Golf Co	18,805	129	Life & Health Insurance (0.41%)
			Protective Life Corp	24,960	481
Hazardous Waste Disposal (0.15%)			StanCorp Financial Group Inc	14,337	526

Clean Harbors Inc (a)	6,649	375			1,007

Hospital Beds & Equipment (0.39%)			Machinery - Construction & Mining (1.27%)
Hill-Rom Holdings Inc	18,266	358	Bucyrus International Inc	21,913	973
Kinetic Concepts Inc (a)	18,031	598	Joy Global Inc	29,843	1,505

		956	Terex Corp (a)	31,499	637

					3,115

Human Resources (1.06%)
Hewitt Associates Inc (a)	24,159	858	Machinery - Farm (0.31%)
Kelly Services Inc	7,745	86	AGCO Corp (a)	26,964	758
Korn/Ferry International (a)	13,318	213
Manpower Inc	22,861	1,084	Machinery - General Industry (1.03%)
			IDEX Corp	23,540	669
MPS Group Inc (a)	27,166	367

			Roper Industries Inc	26,489	1,339
		2,608

			Wabtec Corp/DE	13,871	510

Industrial Automation & Robots (0.21%)					2,518

Nordson Corp	9,799	517

See accompanying notes

469

Schedule of Investments MidCap S&P 400 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Print Trade (0.18%)			Medical Instruments (continued)
Zebra Technologies Corp (a)	17,234 $	431	Thoratec Corp (a)	16,502 $	434

					3,665

Machinery - Pumps (0.20%)
			Medical Laboratory & Testing Service (0.39%)
Graco Inc	17,477	481
			Covance Inc (a)	18,658	964
Machinery Tools & Related Products (0.47%)
			Medical Products (0.57%)
Kennametal Inc	23,709	559
			Henry Schein Inc (a)	26,304	1,390
Lincoln Electric Holdings Inc	12,402	588

		1,147

			Medical Sterilization Products (0.20%)
Medical - Biomedical/Gene (1.67%)			STERIS Corp	17,091	500
Bio-Rad Laboratories Inc (a)	5,598	500
Charles River Laboratories International Inc	19,218	702	Metal - Iron (0.55%)
(a)			Cliffs Natural Resources Inc	38,205	1,359
OSI Pharmaceuticals Inc (a)	16,924	545
United Therapeutics Corp (a)	13,645	581	Metal Processors & Fabrication (0.49%)
Vertex Pharmaceuticals Inc (a)	52,690	1,768	Commercial Metals Co	32,820	487

		4,096	Timken Co	23,155	510

			Worthington Industries Inc	17,762	196

Medical - Drugs (0.69%)
					1,193

Endo Pharmaceuticals Holdings Inc (a)	34,176	765
Medicis Pharmaceutical Corp	16,759	355	Miscellaneous Manufacturers (0.28%)
Valeant Pharmaceuticals International (a)	19,663	578	Aptargroup Inc	19,742	697

		1,698

			Motion Pictures & Services (0.29%)
Medical - Generic Drugs (0.35%)			DreamWorks Animation SKG Inc (a)	22,003	704
Perrigo Co	23,135	860
			Multi-Line Insurance (0.71%)
Medical - HMO (0.32%)			American Financial Group Inc/OH	23,017	566
Health Net Inc (a)	30,290	451	Horace Mann Educators Corp	11,426	142
WellCare Health Plans Inc (a)	12,312	322	Old Republic International Corp	70,168	750

		773	Unitrin Inc	14,558	285

Medical - Hospitals (1.03%)					1,743

Community Health Systems Inc (a)	27,045	846	Multimedia (0.32%)
Health Management Associates Inc (a)	71,933	439	Factset Research Systems Inc	12,239	784
LifePoint Hospitals Inc (a)	15,978	452
Universal Health Services Inc	14,319	797	Networking Products (0.45%)

		2,534	3Com Corp (a)	114,058	586

			Polycom Inc (a)	24,517	527

Medical - Nursing Homes (0.07%)
					1,113

Kindred Healthcare Inc (a)	11,384	167
			Non-Hazardous Waste Disposal (0.30%)
Medical - Outpatient & Home Medical Care (0.25%)			Waste Connections Inc (a)	23,363	734
Lincare Holdings Inc (a)	19,792	622
			Office Furnishings - Original (0.24%)
Medical Information Systems (0.61%)			Herman Miller Inc	16,299	252
Cerner Corp (a)	19,618	1,492	HNI Corp	13,120	345

					597

Medical Instruments (1.49%)
Beckman Coulter Inc	19,993	1,286	Oil - Field Services (0.83%)
Edwards Lifesciences Corp (a)	16,455	1,266	Exterran Holdings Inc (a)	18,224	372
Techne Corp	10,863	679	Helix Energy Solutions Group Inc (a)	26,544	364
			Oceaneering International Inc (a)	16,002	818

See accompanying notes

470

     Schedule of Investments MidCap S&P 400 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (continued)			Property & Casualty Insurance (continued)
Superior Energy Services Inc (a)	22,803$	493	WR Berkley Corp	39,218 $	969

		2,047			4,577

Oil & Gas Drilling (1.56%)			Protection - Safety (0.17%)
Helmerich & Payne Inc	30,757	1,169	Brink's Home Security Holdings Inc (a)	13,349	414
Patterson-UTI Energy Inc	44,802	698
Pride International Inc (a)	50,631	1,497	Publicly Traded Investment Fund (0.21%)
Unit Corp (a)	11,780	460	iShares S&P MidCap 400 Index Fund	7,870	518

		3,824

			Publishing - Books (0.25%)
Oil Company - Exploration & Production (2.68%)			John Wiley & Sons Inc	12,478	439
Bill Barrett Corp (a)	11,269	349	Scholastic Corp	7,430	185

Cimarex Energy Co	24,325	953			624

Comstock Resources Inc (a)	13,597	559
			Racetracks (0.09%)
Encore Acquisition Co (a)	16,203	601
			International Speedway Corp	8,954	228
Forest Oil Corp (a)	32,737	642
Mariner Energy Inc (a)	29,704	378	Real Estate Management & Services (0.23%)
Newfield Exploration Co (a)	38,690	1,587	Jones Lang LaSalle Inc	12,184	571
Plains Exploration & Production Co (a)	40,615	1,076
Quicksilver Resources Inc (a)	34,544	421	Recreational Centers (0.11%)

		6,566	Life Time Fitness Inc (a)	12,035	259

Oil Refining & Marketing (0.17%)
			Reinsurance (1.03%)
Frontier Oil Corp	30,526	423
			Everest Re Group Ltd	17,748	1,553
			Reinsurance Group of America Inc	21,225	978

Paper & Related Products (0.36%)
Rayonier Inc	23,094	891			2,531

			REITS - Apartments (0.96%)
Patient Monitoring Equipment (0.16%)			BRE Properties Inc	15,406	420
Masimo Corp (a)	15,124	402	Camden Property Trust	18,702	678
			Essex Property Trust Inc	8,223	618
Pharmacy Services (0.31%)
			UDR Inc	43,911	631

Omnicare Inc	34,811	754
					2,347

Physical Therapy & Rehabilitation Centers (0.14%)			REITS - Diversified (0.90%)
Psychiatric Solutions Inc (a)	16,405	339	Cousins Properties Inc	27,115	199
			Duke Realty Corp	65,322	734
Pipelines (0.45%)			Liberty Property Trust	32,564	956
Oneok Inc	30,739	1,113	Potlatch Corp	11,592	324

					2,213

Power Converter & Supply Equipment (0.29%)
Hubbell Inc	16,449	700	REITS - Healthcare (0.56%)
			Nationwide Health Properties Inc	31,133	1,004
Private Corrections (0.33%)			Omega Healthcare Investors Inc	24,285	368

Corrections Corp of America (a)	33,597	804			1,372

Property & Casualty Insurance (1.87%)			REITS - Hotels (0.28%)
Fidelity National Financial Inc	67,263	913	Hospitality Properties Trust	35,619	688
First American Corp	27,231	828
			REITS - Office Property (1.38%)
Hanover Insurance Group Inc/The	14,834	624
			Alexandria Real Estate Equities Inc	12,667	686
HCC Insurance Holdings Inc	32,753	864
			Corporate Office Properties Trust SBI MD	16,921	562
Mercury General Corp	10,383	379
			Highwoods Properties Inc	20,667	569
			Mack-Cali Realty Corp	22,847	707

See accompanying notes

471

     Schedule of Investments MidCap S&P 400 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Office Property (continued)			Retail - Bookstore (0.08%)
SL Green Realty Corp	22,409 $	868	Barnes & Noble Inc	11,506 $	191

		3,392

			Retail - Catalog Shopping (0.26%)
REITS - Regional Malls (0.33%)
			Coldwater Creek Inc (a)	16,803	97
Macerich Co/The	27,066	807
			MSC Industrial Direct Co	12,781	550

					647

REITS - Shopping Centers (1.04%)
Equity One Inc	9,567	143	Retail - Discount (0.77%)
Federal Realty Investment Trust	17,842	1,053	99 Cents Only Stores (a)	13,182	150
Regency Centers Corp	23,417	786	BJ's Wholesale Club Inc (a)	16,189	567
Weingarten Realty Investors	30,395	562	Dollar Tree Inc (a)	26,071	1,177

		2,544			1,894

REITS - Single Tenant (0.29%)			Retail - Hair Salons (0.11%)
Realty Income Corp	30,414	705	Regis Corp	16,655	271

REITS - Warehouse & Industrial (0.38%)			Retail - Mail Order (0.24%)
AMB Property Corp	42,654	938	Williams-Sonoma Inc	30,836	579

Rental - Auto & Equipment (0.37%)			Retail - Major Department Store (0.11%)
Aaron's Inc	15,821	396	Saks Inc (a)	46,502	261
Rent-A-Center Inc/TX (a)	19,261	354
United Rentals Inc (a)	17,537	166	Retail - Pet Food & Supplies (0.35%)

		916	PetSmart Inc	36,463	858

Research & Development (0.30%)			Retail - Restaurants (1.08%)
Pharmaceutical Product Development Inc	34,460	743	Bob Evans Farms Inc	9,039	237
			Brinker International Inc	29,791	377
Respiratory Products (0.44%)
			Cheesecake Factory Inc/The (a)	17,545	319
ResMed Inc (a)	22,033	1,084
			Chipotle Mexican Grill Inc (a)	9,228	752
			Panera Bread Co (a)	9,100	546
Retail - Apparel & Shoe (3.32%)
Aeropostale Inc (a)	19,592	735	Wendy's/Arby's Group Inc	107,135	423

American Eagle Outfitters Inc	60,482	1,058			2,654

AnnTaylor Stores Corp (a)	17,127	222	Retail - Sporting Goods (0.24%)
Chico's FAS Inc (a)	51,872	620	Dick's Sporting Goods Inc (a)	25,619	581
Collective Brands Inc (a)	18,683	346
Foot Locker Inc	45,620	478	Savings & Loans - Thrifts (1.19%)
Guess? Inc	16,930	619	Astoria Financial Corp	23,775	237
J Crew Group Inc (a)	16,233	662	First Niagara Financial Group Inc	53,414	686
Phillips-Van Heusen Corp	15,062	605	New York Community Bancorp Inc	102,070	1,102
Ross Stores Inc	36,485	1,606	NewAlliance Bancshares Inc	31,145	345
Urban Outfitters Inc (a)	37,798	1,186	Washington Federal Inc	31,804	546

		8,137			2,916

Retail - Auto Parts (0.42%)			Schools (1.01%)
Advance Auto Parts Inc	27,838	1,037	Career Education Corp (a)	20,119	419
			Corinthian Colleges Inc (a)	25,407	403
Retail - Automobile (0.77%)			ITT Educational Services Inc (a)	9,238	835
CarMax Inc (a)	64,250	1,264	Strayer Education Inc	4,081	828

Copart Inc (a)	19,628	631			2,485

		1,895

			Semiconductor Component - Integrated Circuits (0.32%)
			Atmel Corp (a)	131,573	489

See accompanying notes

472

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Component - Integrated			Transport - Marine (continued)
Circuits (continued)			Tidewater Inc	15,079 $	628

Integrated Device Technology Inc (a)	48,290 $	284

					1,771

		773

			Transport - Rail (0.27%)
Semiconductor Equipment (0.51%)			Kansas City Southern (a)	27,671	671
Lam Research Corp (a)	36,934	1,245
			Transport - Truck (0.82%)
Soap & Cleaning Products (0.48%)			Con-way Inc	14,298	472
Church & Dwight Co Inc	20,504	1,166
			JB Hunt Transport Services Inc	25,527	767
			Landstar System Inc	14,966	528
Steel - Producers (0.73%)
			Werner Enterprises Inc	12,763	239

Carpenter Technology Corp	12,841	270
					2,006

Reliance Steel & Aluminum Co	18,644	680
Steel Dynamics Inc	62,754	840	Veterinary Diagnostics (0.24%)

		1,790	VCA Antech Inc (a)	24,767	590

Steel Pipe & Tube (0.17%)
			Vitamins & Nutrition Products (0.27%)
Valmont Industries Inc	5,822	421
			NBTY Inc (a)	18,046	657

Telecommunication Equipment (0.67%)
			Water (0.25%)
ADC Telecommunications Inc (a)	28,182	183
			Aqua America Inc	39,641	612
Adtran Inc	16,298	375
CommScope Inc (a)	27,300	738	Web Hosting & Design (0.39%)
Plantronics Inc	14,258	344	Equinix Inc (a)	11,261	961

		1,640

			Wireless Equipment (0.13%)
Telecommunication Services (0.20%)
			RF Micro Devices Inc (a)	77,904	310
NeuStar Inc (a)	21,683	501

			X-Ray Equipment (0.45%)
Telephone - Integrated (0.41%)
			Hologic Inc (a)	74,848	1,106

Cincinnati Bell Inc (a)	61,819	190
			TOTAL COMMON STOCKS	$ 240,828
Telephone & Data Systems Inc	27,680	820

		1,010		Principal

				Amount	Value
Textile - Home Furnishings (0.29%)				(000's)	(000's)

Mohawk Industries Inc (a)	16,371	701
			REPURCHASE AGREEMENTS (2.17%)

Tobacco (0.12%)			Diversified Banking Institutions (2.17%)
Universal Corp/VA	7,239	301	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.06%
			dated 10/30/09 maturing 11/02/09
Toys (0.29%)			(collateralized by Sovereign Agency
Marvel Entertainment Inc (a)	14,194	709	Issues; $1,356,000; 0.00% - 5.75%; dated
			11/02/09 - 07/15/32)	$ 1,330$	1,330
Transactional Software (0.33%)			Investment in Joint Trading Account; Credit
ACI Worldwide Inc (a)	9,922	160	Suisse Repurchase Agreement; 0.06%
Solera Holdings Inc	20,293	654	dated 10/30/09 maturing 11/02/09

			(collateralized by US Treasury Notes;
		814	$1,356,000; 1.38% - 2.00%; dated

Transport - Equipment & Leasing (0.15%)			02/28/10 - 09/15/12)	1,330	1,330
GATX Corp	13,416	365	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
			0.06% dated 10/30/09 maturing 11/02/09
Transport - Marine (0.72%)
			(collateralized by Sovereign Agency
Alexander & Baldwin Inc	11,970	345	Issues; $1,356,000; 1.88% - 3.75%; dated
Kirby Corp (a)	15,685	530	12/06/10 - 08/24/12)	1,330	1,330
Overseas Shipholding Group Inc	6,817	268
See accompanying notes

473

Schedule of Investments MidCap S&P 400 Index Fund

October 31, 2009

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $1,356,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	$ 1,330$	1,330

5,320

TOTAL REPURCHASE AGREEMENTS	$ 5,320

Total Investments	$ 246,148
Liabilities in Excess of Other Assets, Net - (0.34)%		(822)

TOTAL NET ASSETS - 100.00%	$ 245,326

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 27,146
Unrealized Depreciation	(59,481)

Net Unrealized Appreciation (Depreciation)	(32,335)
Cost for federal income tax purposes	278,483
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	20.19%
Financial	19.48%
Industrial	17.30%
Consumer, Cyclical	13.54%
Technology	7.62%
Utilities	6.22%
Energy	6.22%
Communications	5.02%
Basic Materials	4.54%
Exchange Traded Funds	0.21%
Liabilities in Excess of Other Assets, Net	(0.34%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.61%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Midcap 400; December 2009	Buy	12	$ 4,085	$ 3,944	$ (141)
All dollar amounts are shown in thousands (000's)

See accompanying notes

474

Schedule of Investments MidCap Value Fund I October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.53%)			COMMON STOCKS (continued)
Advertising Agencies (0.07%)			Beverages - Non-Alcoholic (continued)
Interpublic Group of Cos Inc (a)	138,331 $	833	Dr Pepper Snapple Group Inc	91,515$	2,495
			Hansen Natural Corp (a)	8,126	294
Advertising Sales (0.33%)			Pepsi Bottling Group Inc	6,905	258

Lamar Advertising Co (a)	159,573	3,878			6,310

Aerospace & Defense Equipment (0.27%)			Beverages - Wine & Spirits (0.16%)
Alliant Techsystems Inc (a)	8,181	636	Brown-Forman Corp	3,816	186
BE Aerospace Inc (a)	140,427	2,490	Constellation Brands Inc (a)	103,484	1,637

		3,126			1,823

Agricultural Chemicals (0.02%)			Brewery (0.67%)
CF Industries Holdings Inc	2,100	175	Molson Coors Brewing Co	160,060	7,838

Agricultural Operations (0.26%)			Broadcasting Services & Programming (0.37%)
Bunge Ltd	53,566	3,056	Discovery Communications Inc - C Shares (a)	5,026	121
			Liberty Global Inc - A Shares (a)	130,561	2,680
Airlines (0.55%)			Scripps Networks Interactive	41,627	1,572

AMR Corp (a)	95,500	515			4,373

Continental Airlines Inc (a)	208,125	2,393
			Building - Mobile Home & Manufactured Housing (0.01%)
Delta Air Lines Inc (a)	156,321	1,116
			Thor Industries Inc	4,408	116
Southwest Airlines Co	281,486	2,365

		6,389	Building - Residential & Commercial (1.15%)

Apparel Manufacturers (0.33%)			DR Horton Inc	155,310	1,702
Hanesbrands Inc (a)	41,515	898	KB Home	33,600	477
Jones Apparel Group Inc	50,260	899	Lennar Corp	148,333	1,869
Polo Ralph Lauren Corp	793	59	NVR Inc (a)	10,990	7,278
VF Corp	28,836	2,048	Pulte Homes Inc	193,468	1,743

		3,904	Toll Brothers Inc (a)	19,590	339

					13,408

Appliances (0.11%)
Whirlpool Corp	18,253	1,307	Building & Construction Products -
			Miscellaneous (0.07%)
Applications Software (0.04%)			Armstrong World Industries Inc (a)	2,882	107
Compuware Corp (a)	60,108	424	Owens Corning Inc (a)	11,711	259
			USG Corp (a)	31,100	409

Auto - Medium & Heavy Duty Trucks (0.16%)					775

Navistar International Corp (a)	32,878	1,089
			Building Products - Cement & Aggregate (0.03%)
Oshkosh Corp	24,884	778	Martin Marietta Materials Inc	4,097	341

		1,867

Auto/Truck Parts & Equipment - Original (0.56%)			Building Products - Wood (0.07%)
Autoliv Inc	44,894	1,507	Masco Corp	74,315	873
Federal Mogul Corp (a)	16,982	189
			Cable/Satellite TV (1.03%)
Johnson Controls Inc	148,104	3,543
			Cablevision Systems Corp	97,383	2,236
TRW Automotive Holdings Corp (a)	79,479	1,244
			DISH Network Corp (a)	564,700	9,826

WABCO Holdings Inc	1,842	44

					12,062

		6,527

			Casino Hotels (0.05%)
Batteries & Battery Systems (0.01%)
			Wynn Resorts Ltd (a)	10,215	554
Energizer Holdings Inc (a)	2,774	169
			Casino Services (0.02%)
Beverages - Non-Alcoholic (0.54%)
			International Game Technology	12,163	217
Coca-Cola Enterprises Inc	171,094	3,263

See accompanying notes

475

Schedule of Investments
MidCap Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cellular Telecommunications (0.23%)			Commercial Banks (continued)
Leap Wireless International Inc (a)	40,530 $	536	Whitney Holding Corp/LA	52,433 $	421
MetroPCS Communications Inc (a)	140,029	872	Zions Bancorporation	59,418	841

NII Holdings Inc (a)	46,942	1,264			22,548

		2,672

			Commercial Services (0.26%)
Chemicals - Diversified (1.29%)			Convergys Corp (a)	99,108	1,075
Celanese Corp	97,628	2,680	Iron Mountain Inc (a)	18,442	451
FMC Corp	122,209	6,245	Quanta Services Inc (a)	33,002	700
Huntsman Corp.	479,460	3,812	Weight Watchers International Inc	28,985	768

PPG Industries Inc	41,842	2,361			2,994

		15,098

			Commercial Services - Finance (0.09%)
Chemicals - Specialty (0.85%)			Equifax Inc	6,789	186
Albemarle Corp	15,131	478	Interactive Data Corp	4,583	121
Ashland Inc	25,548	882	Morningstar Inc (a)	11,839	604
Cabot Corp	58,437	1,282	Total System Services Inc	11,212	179

Cytec Industries Inc	65,186	2,162			1,090

Eastman Chemical Co	26,163	1,374
			Computer Aided Design (0.42%)
International Flavors & Fragrances Inc	21,762	829	ANSYS Inc (a)	9,357	379
Lubrizol Corp	2,047	136	Parametric Technology Corp (a)	302,598	4,512

Terra Industries Inc	88,838	2,822			4,891

		9,965

			Computer Services (0.43%)
Coal (0.10%)			Affiliated Computer Services Inc (a)	32,736	1,705
Arch Coal Inc	48,472	1,050	Computer Sciences Corp (a)	54,556	2,766
Massey Energy Co	4,198	122	DST Systems Inc (a)	11,693	488

		1,172			4,959

Coatings & Paint (0.24%)			Computers (0.19%)
RPM International Inc	84,381	1,487	Dell Inc (a)	79,555	1,153
Sherwin-Williams Co/The	3,575	204	Sun Microsystems Inc (a)	124,921	1,022

Valspar Corp	44,627	1,132			2,175

		2,823

			Computers - Integrated Systems (0.21%)
Commercial Banks (1.93%)			Brocade Communications Systems Inc (a)	36,311	312
Associated Banc-Corp	113,147	1,449	Diebold Inc	2,066	62
Bancorpsouth Inc	41,687	941	NCR Corp (a)	35,017	355
Bank of Hawaii Corp	50,481	2,241	Teradata Corp (a)	60,993	1,701

BOK Financial Corp	3,351	144			2,430

City National Corp/CA	10,164	383
Commerce Bancshares Inc	30,418	1,167	Computers - Memory Devices (0.20%)
			SanDisk Corp (a)	102,831	2,106
Cullen/Frost Bankers Inc	37,738	1,766
			Western Digital Corp (a)	5,501	185

First Citizens BancShares Inc/NC	1,485	221
First Horizon National Corp (a)	132,523	1,568			2,291

Fulton Financial Corp	44,036	364	Computers - Peripheral Equipment (0.34%)
M&T Bank Corp	49,063	3,084	Lexmark International Inc (a)	154,906	3,950
Marshall & Ilsley Corp	654,170	3,480
Popular Inc	238,300	515	Consulting Services (0.05%)
Regions Financial Corp	617,445	2,988	Genpact Ltd (a)	27,696	330
Synovus Financial Corp	138,700	308	SAIC Inc (a)	13,237	234

TCF Financial Corp	29,986	355			564

Valley National Bancorp	23,453	312

See accompanying notes

476

Schedule of Investments MidCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Consumer Products - Miscellaneous (1.26%)			Diversified Manufacturing Operations (2.74%)
Clorox Co	110,104 $	6,521	3M Co	13,028 $	959
Fortune Brands Inc	175,931	6,853	Brink's Co/The	11,392	270
Jarden Corp	48,695	1,334	Carlisle Cos Inc	45,057	1,399

		14,708	Cooper Industries PLC	79,146	3,062

			Crane Co	26,942	750
Containers - Metal & Glass (0.13%)
Ball Corp	7,716	381	Dover Corp	9,084	342
Greif Inc	16,277	871	Eaton Corp	138,515	8,373
Owens-Illinois Inc (a)	7,867	251	Harsco Corp	5,396	170

		1,503	Ingersoll-Rand PLC	15,213	481

			ITT Corp	27,564	1,398
Containers - Paper & Plastic (0.87%)			Leggett & Platt Inc	67,060	1,296
Bemis Co Inc	65,123	1,682
			Parker Hannifin Corp	117,772	6,237
Packaging Corp of America	75,940	1,388
			Pentair Inc	103,206	3,003
Pactiv Corp (a)	161,900	3,738
			SPX Corp	8,053	425
Sealed Air Corp	27,159	522
			Textron Inc	131,507	2,338
Sonoco Products Co	43,189	1,156
			Trinity Industries Inc	88,908	1,501

Temple-Inland Inc	108,272	1,673

					32,004

		10,159

			Diversified Operations (0.08%)
Cosmetics & Toiletries (0.14%)			Leucadia National Corp	43,565	979
Alberto-Culver Co	3,155	85
Avon Products Inc	49,589	1,589	E-Commerce - Services (1.35%)

		1,674	Expedia Inc (a)	4,299	98

Cruise Lines (0.11%)			IAC/InterActiveCorp (a)	464,462	8,797
Royal Caribbean Cruises Ltd	64,919	1,313	Liberty Media Corp - Interactive (a)	605,757	6,869

					15,764

Data Processing & Management (0.06%)
			Electric - Generation (0.03%)
Broadridge Financial Solutions Inc	13,051	272
			AES Corp/The	29,906	391
Fidelity National Information Services Inc	19,451	423

		695	Electric - Integrated (7.88%)

Dental Supplies & Equipment (0.13%)			Alliant Energy Corp	85,026	2,258
DENTSPLY International Inc	26,441	871	Ameren Corp	162,224	3,948
Patterson Cos Inc (a)	26,901	687	American Electric Power Co Inc	215,168	6,502

		1,558	CMS Energy Corp	327,218	4,352

			Consolidated Edison Inc	103,024	4,191
Diagnostic Kits (0.07%)
			Constellation Energy Group Inc	6,948	215
Idexx Laboratories Inc (a)	16,682	853
			DPL Inc	272,627	6,908
Dialysis Centers (0.07%)			DTE Energy Co	29,274	1,083
DaVita Inc (a)	15,469	820	Duke Energy Corp	144,160	2,281
			Edison International	282,748	8,997
Disposable Medical Products (0.26%)			Entergy Corp	14,738	1,131
CR Bard Inc	40,356	3,030	Exelon Corp	24,146	1,134
			FirstEnergy Corp	89,546	3,876
Distribution & Wholesale (0.59%)			FPL Group Inc	43,766	2,149
Fastenal Co	34,913	1,204	Great Plains Energy Inc	147,622	2,554
Genuine Parts Co	26,458	926	Hawaiian Electric Industries Inc	93,602	1,671
Ingram Micro Inc (a)	120,109	2,120	Integrys Energy Group Inc	17,598	609
Tech Data Corp (a)	64,811	2,491	MDU Resources Group Inc	126,485	2,625
WESCO International Inc (a)	4,888	125	Northeast Utilities	67,766	1,562

		6,866	NSTAR	18,624	576

See accompanying notes

477

Schedule of Investments MidCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Electronic Measurement Instruments
NV Energy Inc	243,237 $	2,787	(continued)
			Trimble Navigation Ltd (a)	36,221 $	760

OGE Energy Corp	60,536	2,011
					1,646

Pepco Holdings Inc	136,557	2,039
Pinnacle West Capital Corp	92,949	2,911	Electronic Parts Distribution (0.25%)
PPL Corp	286,426	8,432	Arrow Electronics Inc (a)	62,808	1,591
Progress Energy Inc	99,689	3,741	Avnet Inc (a)	52,848	1,310

Public Service Enterprise Group Inc	21,772	649			2,901

SCANA Corp	82,502	2,792	Electronics - Military (0.23%)
TECO Energy Inc	112,264	1,610	L-3 Communications Holdings Inc	37,188	2,688
Westar Energy Inc	15,642	299
Wisconsin Energy Corp	42,791	1,869	Energy - Alternate Sources (0.03%)
Xcel Energy Inc	224,287	4,226	Covanta Holding Corp (a)	21,707	373

		91,988

			Engineering - Research & Development Services (0.19%)
Electric Products - Miscellaneous (0.03%)
			KBR Inc	27,605	565
Molex Inc	20,846	389
			Shaw Group Inc/The (a)	25,002	641
			URS Corp (a)	26,884	1,045

Electronic Components - Miscellaneous (0.16%)
AVX Corp	9,595	109			2,251

Garmin Ltd	4,994	151	Engines - Internal Combustion (0.46%)
Jabil Circuit Inc	22,454	300	Cummins Inc	124,383	5,356
Vishay Intertechnology Inc (a)	208,138	1,297

		1,857	Enterprise Software & Services (0.06%)

			CA Inc	21,837	457
Electronic Components - Semiconductors (1.02%)
			Novell Inc (a)	47,278	193

Advanced Micro Devices Inc (a)	186,590	858
					650

Altera Corp	43,421	859
Broadcom Corp (a)	26,615	708	Fiduciary Banks (0.08%)
Fairchild Semiconductor International Inc (a)	85,278	638	State Street Corp	16,538	694
Intersil Corp	132,219	1,659	Wilmington Trust Corp	17,500	211

LSI Corp (a)	113,313	580			905

Micron Technology Inc (a)	271,541	1,844	Finance - Auto Loans (0.02%)
National Semiconductor Corp	38,489	498	AmeriCredit Corp (a)	15,034	265
ON Semiconductor Corp (a)	204,095	1,366
PMC - Sierra Inc (a)	54,423	464	Finance - Consumer Loans (0.64%)
QLogic Corp (a)	127,150	2,230	SLM Corp (a)	770,523	7,474
Rovi Corp (a)	7,293	201

			Finance - Credit Card (0.33%)
		11,905

			Discover Financial Services	276,315	3,907
Electronic Connectors (0.39%)
Amphenol Corp	104,896	4,208	Finance - Investment Banker & Broker (0.56%)
Thomas & Betts Corp (a)	9,224	316	E*Trade Financial Corp (a)	402,787	588

		4,524	Interactive Brokers Group Inc (a)	9,483	152

			Investment Technology Group Inc (a)	9,681	209
Electronic Design Automation (0.18%)
Cadence Design Systems Inc (a)	70,800	432	Jefferies Group Inc	34,520	901
Synopsys Inc (a)	76,858	1,691	Raymond James Financial Inc	179,735	4,243

		2,123	TD Ameritrade Holding Corp (a)	25,800	498

					6,591

Electronic Measurement Instruments (0.14%)
FLIR Systems Inc (a)	31,877	886	Finance - Other Services (0.24%)
			CME Group Inc	1,626	492
			NASDAQ OMX Group Inc/The (a)	18,457	333

See accompanying notes

478

Schedule of Investments MidCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Other Services (continued)			Gas - Distribution (continued)
NYSE Euronext	76,616 $	1,981	Sempra Energy	67,977 $	3,498

		2,806	Southern Union Co	86,195	1,687

			UGI Corp	19,471	465

Food - Canned (0.13%)
Del Monte Foods Co	140,182	1,514			11,998

			Hazardous Waste Disposal (0.07%)
Food - Confectionery (0.41%)			Stericycle Inc (a)	14,509	760
Hershey Co/The	10,830	409
JM Smucker Co/The	82,624	4,357	Home Decoration Products (0.74%)

		4,766	Newell Rubbermaid Inc	596,965	8,662

Food - Dairy Products (0.08%)
			Hospital Beds & Equipment (0.48%)
Dean Foods Co (a)	49,492	902
			Hill-Rom Holdings Inc	52,468	1,028
			Kinetic Concepts Inc (a)	138,940	4,611

Food - Meat Products (0.42%)
Hormel Foods Corp	48,292	1,761			5,639

Smithfield Foods Inc (a)	66,786	891	Hotels & Motels (0.58%)
Tyson Foods Inc	182,841	2,289	Choice Hotels International Inc	5,062	151

		4,941	Marriott International Inc/DE	26,317	659

			Starwood Hotels & Resorts Worldwide Inc	175,932	5,113
Food - Miscellaneous/Diversified (1.04%)
Campbell Soup Co	10,785	342	Wyndham Worldwide Corp	46,789	798

ConAgra Foods Inc	207,301	4,353			6,721

Corn Products International Inc	38,726	1,091	Human Resources (0.20%)
General Mills Inc	8,580	566	Manpower Inc	21,038	997
HJ Heinz Co	10,380	418	Robert Half International Inc	55,731	1,293

Kellogg Co	42,203	2,175			2,290

McCormick & Co Inc/MD	23,207	813
			Independent Power Producer (0.45%)
Ralcorp Holdings Inc (a)	9,669	519	Calpine Corp (a)	25,600	288
Sara Lee Corp	160,635	1,814	Dynegy Inc (a)	384,786	770

		12,091	Mirant Corp (a)	25,145	352

Food - Retail (0.61%)			NRG Energy Inc (a)	48,165	1,107
Safeway Inc	247,797	5,533	RRI Energy Inc (a)	508,441	2,679

SUPERVALU Inc	98,738	1,567			5,196

		7,100

			Industrial Audio & Video Products (0.04%)
Forestry (0.53%)			Dolby Laboratories Inc (a)	10,844	455
Plum Creek Timber Co Inc	76,940	2,408
Weyerhaeuser Co	103,363	3,756	Industrial Automation & Robots (0.08%)

		6,164	Rockwell Automation Inc/DE	21,572	883

Funeral Services & Related Items (0.15%)			Industrial Gases (0.41%)
Hillenbrand Inc	42,917	858	Airgas Inc	108,735	4,824
Service Corp International/US	137,467	944

		1,802	Instruments - Scientific (0.10%)

			PerkinElmer Inc	60,114	1,119
Gas - Distribution (1.03%)
AGL Resources Inc	38,524	1,347
			Insurance Brokers (1.52%)
Atmos Energy Corp	16,496	459	Aon Corp	51,109	1,968
Centerpoint Energy Inc	15,239	192	Arthur J Gallagher & Co	1,803	40
Energen Corp	13,019	571	Brown & Brown Inc	56,331	1,035
National Fuel Gas Co	10,249	465	Marsh & McLennan Cos Inc	439,032	10,300
NiSource Inc	256,526	3,314

See accompanying notes

479

Schedule of Investments MidCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Insurance Brokers (continued)			Medical - Biomedical/Gene (continued)
Willis Group Holdings Ltd	163,003 $	4,401	Life Technologies Corp (a)	19,944 $	940

		17,744			3,160

Internet Security (0.07%)			Medical - Drugs (0.53%)
Symantec Corp (a)	43,900	772	Allergan Inc/United States	7,851	442
			Endo Pharmaceuticals Holdings Inc (a)	48,524	1,087
Investment Management & Advisory Services (1.98%)			Forest Laboratories Inc (a)	117,075	3,239
Ameriprise Financial Inc	92,744	3,216	King Pharmaceuticals Inc (a)	143,678	1,455

Federated Investors Inc	1,473	39			6,223

Franklin Resources Inc	5,471	572
			Medical - Generic Drugs (0.17%)
Invesco Ltd	803,102	16,986
			Mylan Inc/PA (a)	86,403	1,403
Janus Capital Group Inc	39,879	523
			Watson Pharmaceuticals Inc (a)	17,199	592

Legg Mason Inc	47,245	1,375
					1,995

Waddell & Reed Financial Inc	14,373	403

		23,114	Medical - HMO (0.96%)

			Aetna Inc	229,782	5,981
Life & Health Insurance (1.12%)
			CIGNA Corp	79,529	2,214
Lincoln National Corp	216,077	5,149
			Coventry Health Care Inc (a)	57,150	1,133
Protective Life Corp	51,815	998
			Health Net Inc (a)	83,871	1,251
StanCorp Financial Group Inc	52,715	1,935
			Humana Inc (a)	17,375	653

Torchmark Corp	48,864	1,984
					11,232

Unum Group	150,694	3,006

		13,072	Medical - Hospitals (0.32%)

			Community Health Systems Inc (a)	24,966	781
Linen Supply & Related Items (0.10%)
			Health Management Associates Inc (a)	101,441	619
Cintas Corp	41,306	1,144
			LifePoint Hospitals Inc (a)	62,723	1,777
Machinery - Construction & Mining (0.17%)			Tenet Healthcare Corp (a)	38,992	199
Bucyrus International Inc	9,607	427	Universal Health Services Inc	7,060	393

Joy Global Inc	3,177	160			3,769

Terex Corp (a)	71,274	1,441	Medical - Outpatient & Home Medical Care (0.06%)

		2,028	Lincare Holdings Inc (a)	20,518	644

Machinery - Farm (0.14%)
			Medical - Wholesale Drug Distribution (0.02%)
AGCO Corp (a)	38,374	1,079
			AmerisourceBergen Corp	9,472	210
Deere & Co	12,800	583

		1,662

			Medical Information Systems (0.08%)
Machinery - General Industry (0.26%)			IMS Health Inc	56,081	919
Gardner Denver Inc	22,685	815
IDEX Corp	8,294	236	Medical Instruments (0.46%)
Manitowoc Co Inc/The	199,733	1,825	Edwards Lifesciences Corp (a)	64,258	4,944
Roper Industries Inc	3,098	157	Techne Corp	6,926	433

		3,033			5,377

Machinery Tools & Related Products (0.10%)			Medical Laboratory & Testing Service (0.18%)
Kennametal Inc	25,902	610	Covance Inc (a)	10,648	550
Lincoln Electric Holdings Inc	10,736	510	Laboratory Corp of America Holdings (a)	22,609	1,558

		1,120			2,108

Medical - Biomedical/Gene (0.27%)			Medical Products (0.21%)
Biogen Idec Inc (a)	38,874	1,638	Cooper Cos Inc/The	44,124	1,236
Charles River Laboratories International Inc	15,931	582	Hospira Inc (a)	27,923	1,246

(a)					2,482

See accompanying notes

480

Schedule of Investments MidCap Value Fund I October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Metal - Aluminum (0.05%)			Office Automation & Equipment (continued)
Century Aluminum Co (a)	65,314 $	566	Xerox Corp	360,324 $	2,710

					3,570

Metal - Iron (0.44%)
			Office Supplies & Forms (0.05%)
Cliffs Natural Resources Inc	144,410	5,137
			Avery Dennison Corp	15,406	549

Metal Processors & Fabrication (0.31%)
			Oil - Field Services (1.51%)
Commercial Metals Co	174,518	2,590
			BJ Services Co	177,168	3,402
Timken Co	47,653	1,050

			Core Laboratories NV	30,580	3,190
		3,640

			Exterran Holdings Inc (a)	93,937	1,919

Miscellaneous Manufacturers (0.04%)			Helix Energy Solutions Group Inc (a)	140,658	1,931

Aptargroup Inc	11,794	416	Oil States International Inc (a)	157,145	5,412

			SEACOR Holdings Inc (a)	4,946	402
Motion Pictures & Services (0.03%)
			Smith International Inc	13,317	369
DreamWorks Animation SKG Inc (a)	12,046	385
			Superior Energy Services Inc (a)	44,626	964

Motorcycle/Motor Scooter (0.16%)					17,589

Harley-Davidson Inc	73,604	1,834	Oil & Gas Drilling (1.28%)
			Atlas Energy Inc	129,630	3,394

Multi-Line Insurance (2.75%)			Atwood Oceanics Inc (a)	1,913	68
American Financial Group Inc/OH	80,486	1,980
			ENSCO International Inc	17,537	803
American International Group Inc (a)	10,810	363
			Helmerich & Payne Inc	127,838	4,860
Assurant Inc	57,976	1,735
			Hercules Offshore Inc (a)	147,687	758
Cincinnati Financial Corp	166,992	4,235
			Nabors Industries Ltd (a)	132,386	2,758
CNA Financial Corp (a)	3,537	77
			Patterson-UTI Energy Inc	21,620	337
Genworth Financial Inc	363,809	3,864
			Pride International Inc (a)	15,838	468
Hartford Financial Services Group Inc	421,848	10,344
			Rowan Cos Inc	31,229	726
Loews Corp	14,140	468
			Seahawk Drilling Inc (a)	1,055	28
Old Republic International Corp	127,577	1,362
			Unit Corp (a)	19,328	755

Unitrin Inc	78,460	1,538
					14,955

XL Capital Ltd	371,772	6,101

		32,067	Oil Company - Exploration & Production (4.57%)

			Cabot Oil & Gas Corp	17,306	666

Multimedia (0.74%)			Cimarex Energy Co	12,326	483
Liberty Media Corp - Entertainment (a)	41,171	1,269
			Concho Resources Inc/Midland TX (a)	22,203	846
Meredith Corp	35,206	953
			Continental Resources Inc/OK (a)	14,767	550
News Corp	37,600	433
			Denbury Resources Inc (a)	91,805	1,340
Time Warner Inc	7,900	238
			Encore Acquisition Co (a)	9,158	340
Viacom Inc (a)	209,399	5,777

			Forest Oil Corp (a)	107,375	2,105

		8,670	Mariner Energy Inc (a)	62,969	802

Music (0.01%)			Newfield Exploration Co (a)	370,210	15,186

Warner Music Group Corp (a)	10,589	61	Noble Energy Inc	160,802	10,553

			Pioneer Natural Resources Co	61,478	2,527

Non-Ferrous Metals (0.06%)			Plains Exploration & Production Co (a)	16,436	436

Titanium Metals Corp	83,824	721	Questar Corp	48,104	1,916

			Quicksilver Resources Inc (a)	30,357	370
Non-Hazardous Waste Disposal (0.42%)
			Range Resources Corp	136,649	6,839
Republic Services Inc	189,684	4,915
			SandRidge Energy Inc (a)	32,184	329

Office Automation & Equipment (0.31%)			St Mary Land & Exploration Co	17,378	593
Pitney Bowes Inc	35,103	860	Whiting Petroleum Corp (a)	132,617	7,480

					53,361

See accompanying notes

481

Schedule of Investments MidCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Integrated (0.51%)			Property & Casualty Insurance (continued)
Hess Corp	9,581 $	525	White Mountains Insurance Group Ltd	1,086 $	337
Murphy Oil Corp	88,131	5,388	WR Berkley Corp	453,754	11,217

		5,913			34,906

Oil Field Machinery & Equipment (0.48%)			Publishing - Newspapers (0.06%)
Dril-Quip Inc (a)	114,201	5,549	Gannett Co Inc	33,658	331
			New York Times Co/The	45,352	361

Oil Refining & Marketing (0.39%)					692

Frontier Oil Corp	5,394	75
			Quarrying (0.54%)
Sunoco Inc	80,566	2,481
			Vulcan Materials Co	136,308	6,274
Tesoro Corp/Texas	142,411	2,014

		4,570

			Racetracks (0.06%)
Paper & Related Products (0.95%)			International Speedway Corp	28,517	727
International Paper Co	280,735	6,263
MeadWestvaco Corp	106,343	2,428	Real Estate Operator & Developer (0.02%)
Rayonier Inc	61,598	2,376	Forest City Enterprises Inc	26,791	234

		11,067

			Regional Banks (2.07%)
Pharmacy Services (0.03%)			Comerica Inc	309,486	8,588
Omnicare Inc	15,992	347	Fifth Third Bancorp	297,862	2,663
			Huntington Bancshares Inc/OH	235,851	899
Photo Equipment & Supplies (0.10%)
			Keycorp	392,112	2,113
Eastman Kodak Co	322,771	1,210
			PNC Financial Services Group Inc	11,800	578
			SunTrust Banks Inc	490,013	9,364

Physician Practice Management (0.07%)
Mednax Inc (a)	14,864	772			24,205

			Reinsurance (1.68%)
Pipelines (0.83%)			Allied World Assurance Co Holdings Ltd	15,456	692
El Paso Corp	231,039	2,267	Aspen Insurance Holdings Ltd	14,224	367
Oneok Inc	19,120	692	Axis Capital Holdings Ltd	53,490	1,545
Spectra Energy Corp	330,546	6,320	Endurance Specialty Holdings Ltd	55,245	1,988
Williams Cos Inc	20,544	387	Everest Re Group Ltd	91,113	7,971

		9,666	PartnerRe Ltd	34,797	2,661

Power Converter & Supply Equipment (0.11%)			Reinsurance Group of America Inc	35,477	1,636
Hubbell Inc	29,896	1,271	RenaissanceRe Holdings Ltd	37,687	1,979
			Transatlantic Holdings Inc	6,596	333
Printing - Commercial (0.10%)			Validus Holdings Ltd	14,896	377

RR Donnelley & Sons Co	56,975	1,144			19,549

Private Corrections (0.41%)			REITS - Apartments (1.14%)
Corrections Corp of America (a)	199,271	4,771	Apartment Investment & Management Co	30,863	381
			AvalonBay Communities Inc	26,045	1,791
Property & Casualty Insurance (2.99%)			BRE Properties Inc	12,576	343
Arch Capital Group Ltd (a)	117,419	7,911	Camden Property Trust	40,639	1,473
Fidelity National Financial Inc	75,328	1,022	Equity Residential	173,579	5,013
First American Corp	30,346	922	Essex Property Trust Inc	43,439	3,266
Hanover Insurance Group Inc/The	18,411	774	UDR Inc	68,287	982

HCC Insurance Holdings Inc	62,022	1,637			13,249

Markel Corp (a)	1,401	452
			REITS - Diversified (0.90%)
Mercury General Corp	9,611	351
			Digital Realty Trust Inc	66,890	3,019
Progressive Corp/The	636,022	10,176
			Duke Realty Corp	137,986	1,551
Wesco Financial Corp	326	107

See accompanying notes

482

Schedule of Investments MidCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Diversified (continued)			Rental - Auto & Equipment (0.06%)
Liberty Property Trust	55,112 $	1,619	United Rentals Inc (a)	72,286 $	686
Vornado Realty Trust	72,995	4,347

		10,536	Research & Development (0.03%)

			Pharmaceutical Product Development Inc	17,931	386
REITS - Healthcare (0.45%)
HCP Inc	31,771	940	Retail - Apparel & Shoe (1.04%)
Health Care REIT Inc	55,793	2,476	Abercrombie & Fitch Co	23,078	757
Nationwide Health Properties Inc	10,414	336	AnnTaylor Stores Corp (a)	71,545	928
Senior Housing Properties Trust	19,462	375	Chico's FAS Inc (a)	2,539	30
Ventas Inc	27,719	1,112	Foot Locker Inc	169,914	1,781

		5,239	Ltd Brands Inc	123,141	2,167

REITS - Hotels (0.76%)			Phillips-Van Heusen Corp	4,524	182
Hospitality Properties Trust	81,747	1,578	Ross Stores Inc	51,722	2,276
Host Hotels & Resorts Inc	719,446	7,274	Urban Outfitters Inc (a)	129,467	4,063

		8,852			12,184

REITS - Mortgage (0.56%)			Retail - Automobile (0.21%)
Annaly Capital Management Inc	295,433	4,996	AutoNation Inc (a)	16,121	278
Chimera Investment Corp	429,791	1,500	CarMax Inc (a)	15,620	307

		6,496	Copart Inc (a)	10,420	335

			Penske Auto Group Inc	96,774	1,516

REITS - Office Property (1.85%)
					2,436

Alexandria Real Estate Equities Inc	70,108	3,798
Boston Properties Inc	124,200	7,548	Retail - Bookstore (0.09%)
Brandywine Realty Trust	31,027	297	Barnes & Noble Inc	65,407	1,086
Corporate Office Properties Trust SBI MD	9,536	316
			Retail - Computer Equipment (0.01%)
Douglas Emmett Inc	249,466	2,944
			GameStop Corp (a)	4,955	120
HRPT Properties Trust	241,421	1,697
Kilroy Realty Corp	14,540	401
			Retail - Consumer Electronics (0.13%)
Mack-Cali Realty Corp	84,435	2,613	RadioShack Corp	89,032	1,504
SL Green Realty Corp	51,238	1,986

		21,600	Retail - Discount (0.38%)

REITS - Regional Malls (0.10%)			Big Lots Inc (a)	18,241	457
CBL & Associates Properties Inc	18,906	154	BJ's Wholesale Club Inc (a)	112,919	3,956

Macerich Co/The	33,622	1,002			4,413

		1,156	Retail - Drug Store (0.13%)

REITS - Shopping Centers (0.81%)			Rite Aid Corp (a)	1,147,823	1,481
Developers Diversified Realty Corp	57,446	494
			Retail - Jewelry (0.07%)
Federal Realty Investment Trust	8,590	507
			Signet Jewelers Ltd (a)	29,268	738
Kimco Realty Corp	198,827	2,513
			Tiffany & Co	2,601	102

Regency Centers Corp	142,348	4,776
					840

Weingarten Realty Investors	63,525	1,175

		9,465	Retail - Mail Order (0.16%)

			Williams-Sonoma Inc	99,210	1,863
REITS - Single Tenant (0.03%)
Realty Income Corp	17,296	401	Retail - Major Department Store (1.35%)
			JC Penney Co Inc	297,033	9,841
REITS - Warehouse & Industrial (0.35%)
			Sears Holdings Corp (a)	26,089	1,770
AMB Property Corp	73,989	1,626
			TJX Cos Inc	111,304	4,157

ProLogis	215,105	2,437

					15,768

		4,063

See accompanying notes

483

Schedule of Investments MidCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Office Supplies (0.11%)			Steel - Specialty (0.14%)
Office Depot Inc (a)	211,683 $	1,281	Allegheny Technologies Inc	54,102 $	1,670

Retail - Regional Department Store (0.56%)			Telecommunication Equipment (0.82%)
Kohl's Corp (a)	45,838	2,623	CommScope Inc (a)	328,777	8,883
Macy's Inc	222,053	3,901	Harris Corp	7,093	296

		6,524	Tellabs Inc (a)	67,039	404

					9,583

Retail - Restaurants (0.08%)
Wendy's/Arby's Group Inc	235,900	932	Telecommunication Equipment - Fiber Optics (0.06%)
			JDS Uniphase Corp (a)	118,355	662
Retail - Sporting Goods (0.05%)
Dick's Sporting Goods Inc (a)	26,882	610	Telecommunication Services (0.40%)
			Amdocs Ltd (a)	76,386	1,925
Satellite Telecommunications (0.07%)			Virgin Media Inc	196,282	2,742

EchoStar Holding Corp (a)	44,007	799			4,667

Savings & Loans - Thrifts (0.56%)			Telephone - Integrated (1.55%)
First Niagara Financial Group Inc	35,054	450	CenturyTel Inc	184,343	5,984
Hudson City Bancorp Inc	36,305	477	Frontier Communications Corp	388,976	2,789
New York Community Bancorp Inc	252,289	2,725	Qwest Communications International Inc	501,248	1,799
People's United Financial Inc	150,704	2,416	Sprint Nextel Corp (a)	1,692,556	5,010
TFS Financial Corp	18,203	212	Telephone & Data Systems Inc	70,928	2,101
Washington Federal Inc	15,861	272	Windstream Corp	40,350	389

		6,552			18,072

Schools (0.04%)			Television (0.76%)
Career Education Corp (a)	1,345	28	CBS Corp	720,337	8,478
Washington Post Co/The	1,028	444	Central European Media Enterprises Ltd (a)	16,260	409

		472			8,887

Semiconductor Component - Integrated Circuits (0.49%)			Textile - Home Furnishings (0.21%)
Atmel Corp (a)	105,570	393	Mohawk Industries Inc (a)	57,089	2,445
Cypress Semiconductor Corp (a)	95,400	804
			Theaters (0.04%)
Integrated Device Technology Inc (a)	87,476	514
			Regal Entertainment Group	32,510	410
Linear Technology Corp	100,299	2,596
Marvell Technology Group Ltd (a)	86,798	1,191
			Tobacco (0.27%)
Maxim Integrated Products Inc	11,463	191	Lorillard Inc	31,507	2,449

		5,689	Reynolds American Inc	15,664	759

Semiconductor Equipment (0.40%)					3,208

KLA-Tencor Corp	24,495	796
			Tools - Hand Held (0.39%)
Lam Research Corp (a)	33,713	1,137	Black & Decker Corp	10,332	488
Teradyne Inc (a)	329,597	2,759	Snap-On Inc	93,234	3,406

		4,692	Stanley Works/The	13,415	606

Steel - Producers (0.96%)					4,500

AK Steel Holding Corp	90,774	1,441
			Toys (0.11%)
Carpenter Technology Corp	24,524	516	Hasbro Inc	34,102	930
Reliance Steel & Aluminum Co	19,199	700	Mattel Inc	19,699	373

Schnitzer Steel Industries Inc	7,779	336			1,303

Steel Dynamics Inc	75,465	1,011
United States Steel Corp	207,665	7,162	Transport - Equipment & Leasing (0.06%)

			Aircastle Ltd	45,448	360
		11,166

See accompanying notes

484

Schedule of Investments
MidCap Value Fund I
October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (4.19%)
Transport - Equipment & Leasing (continued)			Diversified Banking Institutions (4.19%)
GATX Corp	11,669 $	317	Investment in Joint Trading Account; Bank

		677	of America Repurchase Agreement; 0.06%

			dated 10/30/09 maturing 11/02/09
Transport - Marine (0.51%)			(collateralized by Sovereign Agency
Alexander & Baldwin Inc	12,862	371	Issues; $12,473,000; 0.00% - 5.75%; dated
Frontline Ltd/Bermuda	34,977	816	11/02/09 - 07/15/32)	$ 12,229$	12,229
			Investment in Joint Trading Account; Credit
Kirby Corp (a)	10,722	362
			Suisse Repurchase Agreement; 0.06%
Overseas Shipholding Group Inc	28,272	1,110	dated 10/30/09 maturing 11/02/09
Teekay Corp	98,694	2,048	(collateralized by US Treasury Notes;
Tidewater Inc	28,728	1,197	$12,473,000; 1.38% - 2.00%; dated

			02/28/10 - 09/15/12)	12,228	12,228
		5,904

			Investment in Joint Trading Account;
Transport - Rail (0.22%)			Deutsche Bank Repurchase Agreement;
Kansas City Southern (a)	105,410	2,554	0.06% dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
			Issues; $12,473,000; 1.88% - 3.75%; dated
Transport - Services (0.34%)
			12/06/10 - 08/24/12)	12,229	12,229
Ryder System Inc	97,125	3,938
			Investment in Joint Trading Account;
UTI Worldwide Inc	1,842	23	Morgan Stanley Repurchase Agreement;

		3,961	0.06% dated 10/30/09 maturing 11/02/09

			(collateralized by Sovereign Agency
Transport - Truck (0.05%)			Issues; $12,473,000; 0.88% - 4.75%; dated
Con-way Inc	18,596	614	12/10/10 - 07/01/19)	12,229	12,229

					48,915

Travel Services (0.02%)
Interval Leisure Group Inc (a)	22,301	249	TOTAL REPURCHASE AGREEMENTS	$ 48,915

			Total Investments	$ 1,163,483
Vitamins & Nutrition Products (0.21%)			Other Assets in Excess of Liabilities, Net - 0.28%		3,291

Herbalife Ltd	65,860	2,216
			TOTAL NET ASSETS - 100.00%	$ 1,166,774

Mead Johnson Nutrition Co	4,276	180

		2,396

Water (0.10%)			(a) Non-Income Producing Security
American Water Works Co Inc	43,642	828
			Unrealized Appreciation (Depreciation)
Aqua America Inc	19,525	302

			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
		1,130	of investments held by the fund as of the period end were as follows:

Water Treatment Systems (0.04%)
Nalco Holding Co	23,634	500	Unrealized Appreciation	$ 158,802
			Unrealized Depreciation		(113,642)

Wire & Cable Products (0.03%)			Net Unrealized Appreciation (Depreciation)		45,160
General Cable Corp (a)	12,690	395	Cost for federal income tax purposes		1,118,323
			All dollar amounts are shown in thousands (000's)
Wireless Equipment (0.34%)
Crown Castle International Corp (a)	108,224	3,270
SBA Communications Corp (a)	22,706	641

		3,911

X-Ray Equipment (0.04%)
Hologic Inc (a)	34,348	508

TOTAL COMMON STOCKS	$ 1,114,568

See accompanying notes

485

	Schedule of Investments
	MidCap Value Fund I
	October 31, 2009
Portfolio Summary (unaudited)

Sector	Percent

Financial	29.65%
Consumer, Non-cyclical	11.85%
Consumer, Cyclical	10.20%
Energy	9.70%
Industrial	9.62%
Utilities	9.49%
Communications	8.25%
Basic Materials	6.48%
Technology	4.40%
Diversified	0.08%
Other Assets in Excess of Liabilities, Net	0.28%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	4.50%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P Mid 400 eMini; December 2009	Buy	798	$ 54,432	$ 52,461	$ (1,971)
All dollar amounts are shown in thousands (000's)

See accompanying notes

486

Schedule of Investments MidCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.23%)			COMMON STOCKS (continued)

Aerospace & Defense Equipment (1.27%)			Commercial Services (continued)

Goodrich Corp	20,100 $	1,092	Weight Watchers International Inc	4,567 $	121

					1,072

Airlines (0.35%)
			Computer Services (2.13%)
Southwest Airlines Co	35,741	300
			Computer Sciences Corp (a)	36,145	1,833

Apparel Manufacturers (1.17%)
			Computers - Integrated Systems (0.21%)
Hanesbrands Inc (a)	46,500	1,005
			NCR Corp (a)	17,695	180

Auto - Medium & Heavy Duty Trucks (0.55%)
			Consumer Products - Miscellaneous (0.55%)
Oshkosh Corp	15,266	477
			Jarden Corp	17,260	473

Auto/Truck Parts & Equipment - Original (0.27%)
			Containers - Metal & Glass (0.40%)
TRW Automotive Holdings Corp (a)	14,985	235
			Owens-Illinois Inc (a)	10,904	348

Beverages - Non-Alcoholic (0.19%)
			Cruise Lines (0.59%)
Coca-Cola Enterprises Inc	8,621	164
			Royal Caribbean Cruises Ltd	25,100	508

Beverages - Wine & Spirits (0.34%)
			Distribution & Wholesale (0.30%)
Brown-Forman Corp	5,923	289
			WESCO International Inc (a)	10,255	262

Building - Residential & Commercial (0.37%)
			Diversified Manufacturing Operations (4.95%)
DR Horton Inc	19,960	219
			Dover Corp	9,757	368
Lennar Corp	8,226	103

			Eaton Corp	24,604	1,487
		322

			ITT Corp	29,427	1,492

Building & Construction Products -			Parker Hannifin Corp	7,024	372
Miscellaneous (0.57%)
			SPX Corp	10,400	549

Armstrong World Industries Inc (a)	8,438	314
					4,268

USG Corp (a)	13,157	173

		487	E-Commerce - Services (0.53%)

			Expedia Inc (a)	9,921	225
Cable/Satellite TV (0.31%)
			Liberty Media Corp - Interactive (a)	20,386	231

DISH Network Corp (a)	15,500	270
					456

Casino Services (1.31%)			Electric - Generation (0.42%)

International Game Technology	63,500	1,133	AES Corp/The	27,434	359

Chemicals - Specialty (1.15%)			Electric - Integrated (6.46%)

Ashland Inc	13,115	453	DPL Inc	12,091	306

Cabot Corp	13,104	287	DTE Energy Co	10,037	371

Lubrizol Corp	3,773	251	Edison International	5,327	170

		991	MDU Resources Group Inc	48,310	1,003

Coatings & Paint (0.31%)			NSTAR	11,400	353

Valspar Corp	10,478	266	Pinnacle West Capital Corp	23,700	742

			Progress Energy Inc	12,903	484

Commercial Banks (1.73%)			SCANA Corp	14,278	483

Bancorpsouth Inc	18,001	407	Xcel Energy Inc	87,878	1,656

Bank of Hawaii Corp	8,790	390			5,568

BOK Financial Corp	7,059	303
			Electric Products - Miscellaneous (0.13%)
Commerce Bancshares Inc	10,207	392

			Molex Inc	5,786	108
		1,492

Commercial Services (1.24%)

Alliance Data Systems Corp (a)	17,300	951

See accompanying notes

487

Schedule of Investments MidCap Value Fund III October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous (0.32%)			Funeral Services & Related Items (0.69%)
Garmin Ltd	9,090 $	275	Service Corp International/US	87,065 $	598

Electronic Components - Semiconductors (1.78%)			Gas - Distribution (2.66%)
Fairchild Semiconductor International Inc (a)	27,101	203	Atmos Energy Corp	11,417	318
LSI Corp (a)	46,258	237	Centerpoint Energy Inc	74,500	939
Microchip Technology Inc	32,400	776	Energen Corp	11,553	507
ON Semiconductor Corp (a)	14,395	96	NiSource Inc	11,284	146
QLogic Corp (a)	12,450	219	UGI Corp	15,919	380

		1,531			2,290

Electronic Parts Distribution (0.25%)			Home Decoration Products (0.46%)
Arrow Electronics Inc (a)	8,414	213	Newell Rubbermaid Inc	27,431	398

Electronics - Military (1.34%)			Hotels & Motels (0.30%)
L-3 Communications Holdings Inc	16,009	1,157	Wyndham Worldwide Corp	15,103	258

Engineering - Research & Development Services (0.71%)			Independent Power Producer (0.84%)
KBR Inc	15,552	318	Mirant Corp (a)	20,004	279
URS Corp (a)	7,539	293	NRG Energy Inc (a)	19,478	448

		611			727

Enterprise Software & Services (0.28%)			Insurance Brokers (1.50%)
CA Inc	11,352	237	Aon Corp	4,231	163
			Willis Group Holdings Ltd	41,700	1,126

Finance - Consumer Loans (0.80%)					1,289

SLM Corp (a)	71,100	690
			Investment Management & Advisory Services (1.97%)
Finance - Investment Banker & Broker (0.65%)			Ameriprise Financial Inc	32,552	1,128
Investment Technology Group Inc (a)	8,518	184	Invesco Ltd	26,746	566

TD Ameritrade Holding Corp (a)	19,397	374			1,694

		558	Life & Health Insurance (1.47%)

Finance - Other Services (0.26%)			StanCorp Financial Group Inc	6,769	248
NASDAQ OMX Group Inc/The (a)	12,240	221	Torchmark Corp	11,473	466
			Unum Group	27,704	553

Food - Canned (0.57%)					1,267

Del Monte Foods Co	45,455	491
			Machinery - Construction & Mining (0.23%)
			Bucyrus International Inc	4,396	195
Food - Meat Products (0.88%)
Hormel Foods Corp	8,230	300
			Machinery - General Industry (0.63%)
Tyson Foods Inc	36,604	458

			Gardner Denver Inc	9,789	351
		758

			Roper Industries Inc	3,855	195

Food - Miscellaneous/Diversified (0.69%)					546

HJ Heinz Co	5,859	236
			Machinery - Pumps (0.25%)
Ralcorp Holdings Inc (a)	6,709	360

			Graco Inc	7,689	212
		596

Food - Retail (0.52%)			Medical - Drugs (0.38%)
Safeway Inc	20,065	448	Forest Laboratories Inc (a)	11,881	329

Food - Wholesale & Distribution (0.72%)			Medical - HMO (2.54%)
Sysco Corp	23,600	624	CIGNA Corp	36,668	1,021
			Coventry Health Care Inc (a)	42,200	837

See accompanying notes

488

Schedule of Investments MidCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (continued)			Oil Field Machinery & Equipment (0.71%)
Humana Inc (a)	8,840 $	332	Cameron International Corp (a)	10,179 $	376

		2,190	Dresser-Rand Group Inc (a)	8,081	238

					614

Medical - Hospitals (0.26%)
Community Health Systems Inc (a)	7,176	224	Paper & Related Products (0.74%)
			International Paper Co (b)	28,764	642
Medical - Wholesale Drug Distribution (0.72%)
AmerisourceBergen Corp	4,761	105	Pharmacy Services (1.28%)
Cardinal Health Inc	18,300	519	Omnicare Inc	50,977	1,105

		624

			Physical Therapy & Rehabilitation Centers (0.27%)
Medical Laboratory & Testing Service (1.08%)
			Healthsouth Corp (a)	15,798	231
Quest Diagnostics Inc	16,600	928

			Pipelines (3.06%)
Medical Products (0.24%)
			El Paso Corp	130,789	1,283
CareFusion Corp (a)	9,150	205
			Spectra Energy Corp	70,817	1,354

					2,637

Metal - Iron (0.47%)
Cliffs Natural Resources Inc	11,456	407	Printing - Commercial (0.39%)
			RR Donnelley & Sons Co	16,839	338
Multi-Line Insurance (1.31%)
American Financial Group Inc/OH	16,337	402	Property & Casualty Insurance (2.63%)
XL Capital Ltd	44,184	725	Arch Capital Group Ltd (a)	7,274	490

		1,127	Chubb Corp	15,800	767

			Fidelity National Financial Inc	65,400	887
Multimedia (0.45%)
McGraw-Hill Cos Inc/The	13,471	388	Progressive Corp/The	7,833	125

					2,269

Office Automation & Equipment (0.46%)			Publishing - Newspapers (0.32%)
Xerox Corp	52,253	393	Gannett Co Inc	28,134	276

Office Supplies & Forms (0.44%)			Regional Banks (5.17%)
Avery Dennison Corp	10,700	381	Capital One Financial Corp	37,600	1,376
			Fifth Third Bancorp	127,126	1,137
Oil - Field Services (0.74%)
			Keycorp	39,937	215
Oil States International Inc (a)	8,078	278
			PNC Financial Services Group Inc	28,100	1,375
Smith International Inc	13,056	362

			SunTrust Banks Inc	18,500	354

		640

					4,457

Oil & Gas Drilling (0.60%)
			Reinsurance (2.65%)
Atwood Oceanics Inc (a)	7,779	276
			Allied World Assurance Co Holdings Ltd	8,688	389
ENSCO International Inc	5,191	238

			Axis Capital Holdings Ltd	34,500	997
		514

			Endurance Specialty Holdings Ltd	10,677	384
Oil Company - Exploration & Production (1.65%)			PartnerRe Ltd	6,726	514

Encore Acquisition Co (a)	3,888	144			2,284

Newfield Exploration Co (a)	14,227	584
			REITS - Apartments (0.32%)
Plains Exploration & Production Co (a)	10,793	286
			Essex Property Trust Inc	3,710	279
St Mary Land & Exploration Co	11,894	405

		1,419	REITS - Diversified (0.32%)

Oil Company - Integrated (1.34%)			Digital Realty Trust Inc	6,172	279
Murphy Oil Corp	18,900	1,156
			REITS - Healthcare (0.67%)
			Ventas Inc	14,492	582
See accompanying notes

489

Schedule of Investments
MidCap Value Fund III
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Mortgage (2.15%)			Steel - Producers (continued)
Annaly Capital Management Inc	99,426 $	1,682	Steel Dynamics Inc	12,101 $	162
Chimera Investment Corp	49,634	173	United States Steel Corp	8,834	305

		1,855			743

REITS - Office Property (2.08%)			Telecommunication Equipment (0.30%)
Alexandria Real Estate Equities Inc	7,192	390	CommScope Inc (a)	9,547	258
Boston Properties Inc	11,177	679
Douglas Emmett Inc	38,269	451	Telecommunication Equipment - Fiber Optics (0.17%)
SL Green Realty Corp	7,114	276	JDS Uniphase Corp (a)	26,226	147

		1,796

			Telephone - Integrated (1.08%)
REITS - Regional Malls (0.20%)			CenturyTel Inc	11,329	368
Simon Property Group Inc	2,511	170	Qwest Communications International Inc	157,329	565

					933

REITS - Warehouse & Industrial (0.42%)
ProLogis	32,263	366	Television (0.48%)
			CBS Corp	35,055	413
Rental - Auto & Equipment (0.16%)
Hertz Global Holdings Inc (a)	14,561	136	Theaters (0.29%)
			Regal Entertainment Group	19,958	252
Retail - Auto Parts (0.76%)
Advance Auto Parts Inc	17,700	659	Tobacco (1.75%)
			Lorillard Inc	9,579	744
Retail - Computer Equipment (1.15%)			Reynolds American Inc	15,800	766

GameStop Corp (a)	40,700	989			1,510

			Tools - Hand Held (1.41%)
Retail - Consumer Electronics (0.31%)
			Stanley Works/The	26,900	1,217
RadioShack Corp	15,775	266
			Toys (0.38%)
Retail - Discount (1.39%)
			Hasbro Inc	12,054	329
Big Lots Inc (a)	8,039	201
Family Dollar Stores Inc	35,106	994

			Transport - Services (0.95%)
		1,195	Ryder System Inc	20,300	823

Retail - Major Department Store (0.10%)
JC Penney Co Inc	2,672	89	X-Ray Equipment (0.11%)
			Hologic Inc (a)	6,293	93

Retail - Regional Department Store (0.44%)			TOTAL COMMON STOCKS	$ 85,544

Macy's Inc	21,646	380		Principal
				Amount	Value
Savings & Loans - Thrifts (1.87%)
				(000's)	(000's)

First Niagara Financial Group Inc	21,586	277
			REPURCHASE AGREEMENTS (0.44%)
Hudson City Bancorp Inc	26,496	348
			Diversified Banking Institutions (0.44%)
New York Community Bancorp Inc	53,200	575
			Investment in Joint Trading Account; Bank
People's United Financial Inc	25,736	412	of America Repurchase Agreement; 0.06%

		1,612	dated 10/30/09 maturing 11/02/09

			(collateralized by Sovereign Agency
Semiconductor Component - Integrated Circuits (0.64%)			Issues; $96,000; 0.00% - 5.75%; dated
Atmel Corp (a)	43,469	162	11/02/09 - 07/15/32)	$ 94$	94
Cypress Semiconductor Corp (a)	21,132	178	Investment in Joint Trading Account; Credit
Marvell Technology Group Ltd (a)	15,519	213	Suisse Repurchase Agreement; 0.06%

		553	dated 10/30/09 maturing 11/02/09

			(collateralized by US Treasury Notes;
Steel - Producers (0.86%)			$96,000; 1.38% - 2.00%; dated 02/28/10 -
Reliance Steel & Aluminum Co	7,577	276	09/15/12)	95	95

See accompanying notes

490

Schedule of Investments MidCap Value Fund III October 31, 2009

	Principal
	Amount		Value
	(000's)		(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $96,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	$ 94$		94
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $96,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)		94	94

			377

TOTAL REPURCHASE AGREEMENTS		$ 377

Total Investments		$ 85,921
Other Assets in Excess of Liabilities, Net - 0.33%			282

TOTAL NET ASSETS - 100.00%		$ 86,203

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $117 or 0.14% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 9,660
Unrealized Depreciation	(10,348)

Net Unrealized Appreciation (Depreciation)	(688)
Cost for federal income tax purposes	86,609
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	28.61%
Consumer, Non-cyclical	16.02%
Industrial	13.40%
Consumer, Cyclical	10.51%
Utilities	10.37%
Energy	8.10%
Technology	5.48%
Communications	3.64%
Basic Materials	3.54%
Other Assets in Excess of Liabilities, Net	0.33%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.38%

See accompanying notes

491

Schedule of Investments
MidCap Value Fund III
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P Mid 400 eMini; December 2009	Buy	5	$ 353	$ 329	$ (24)
All dollar amounts are shown in thousands (000's)

See accompanying notes

492

Schedule of Investments Money Market Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (82.43%)			COMMERCIAL PAPER (continued)
Beverages - Non-Alcoholic (1.71%)			Diversified Banking Institutions (continued)
Coca-Cola Co			JP Morgan Chase Funding Inc (continued)
0.15%, 11/20/2009 (a)	$ 10,000 $	9,999	0.30%, 4/ 1/2010 (a)	$ 6,000 $	5,993
Coca-Cola Co/The			Royal Bank of Scotland Group PLC
0.27%, 11/ 4/2009 (a)	11,000	11,000	0.34%, 12/ 1/2009 (a)	10,000	9,997
0.33%, 11/ 6/2009 (a)	10,000	10,000	0.34%, 12/16/2009 (a)	8,200	8,197
0.22%, 1/ 6/2010 (a)	9,190	9,186	Societe Generale North America Inc

		40,185	0.18%, 11/19/2009	9,000	8,999

			0.18%, 11/23/2009	15,000	14,998
Chemicals - Diversified (3.98%)
			0.37%, 12/17/2009	6,000	5,997
BASF AG
0.42%, 1/29/2010	13,000	12,987	0.42%, 12/22/2009	10,000	9,994

BASF SE					117,854

0.40%, 11/23/2009 (a)	10,000	9,998	Diversified Financial Services (4.42%)
0.50%, 2/23/2010 (a)	13,700	13,679	General Electric Capital
0.65%, 7/ 9/2010 (a)	7,500	7,466	0.21%, 11/ 6/2009	13,000	13,000
EI Du Pont de Nemours & Co			0.16%, 11/23/2009	8,000	7,999
0.12%, 11/12/2009 (a)	20,000	19,999	Nordea North America Inc/DE
0.43%, 6/21/2010 (a)	12,000	11,967	0.18%, 11/23/2009	14,710	14,708
0.43%, 6/22/2010 (a)	8,000	7,978	0.24%, 12/ 1/2009	10,500	10,498
0.55%, 9/13/2010	9,500	9,454	Rabobank USA Financial Corp

		93,528	0.43%, 11/24/2009	12,700	12,697

			0.47%, 11/25/2009	12,000	11,996
Commercial Banks (6.76%)
			0.50%, 12/ 8/2009	10,800	10,794
Australia & New Zealand Banking Group Ltd
0.27%, 12/11/2009 (a)	11,000	10,997	0.24%, 12/10/2009	11,000	10,997
0.39%, 2/17/2010 (a)	8,600	8,590	0.30%, 2/18/2010	11,200	11,190

0.31%, 3/11/2010 (a)	12,000	11,986			103,879

DnB NOR Bank ASA			Diversified Manufacturing Operations (1.65%)
0.62%, 12/10/2009	11,300	11,292	General Electric
0.55%, 12/17/2009	9,100	9,093	3.99%, 12/29/2009	25,800	25,791
0.33%, 3/10/2010 (a)	5,400	5,394	General Electric Co
National Australia Funding			0.15%, 11/18/2009	13,000	12,999

0.44%, 11/ 3/2009	11,000	11,000			38,790

Standard Chartered Bank/New York
			Electric - Integrated (3.28%)
0.23%, 11/13/2009 (a)	14,000	13,999
			E. ON AG
0.23%, 11/23/2009 (a)	30,500	30,496	0.59%, 11/ 5/2009	7,000	7,000
Toronto-Dominion Holdings USA Inc			0.59%, 11/ 6/2009	7,000	6,999
0.50%, 2/ 8/2010 (a)	9,000	8,988
			0.15%, 11/17/2009 (a)	5,000	5,000
Westpac Banking Corp
0.29%, 11/ 3/2009 (a)	12,000	12,000	0.40%, 12/23/2009	12,100	12,093
0.31%, 12/ 3/2009 (a)	10,000	9,997	0.31%, 1/ 8/2010	10,000	9,994
0.38%, 2/ 4/2010 (a)	15,000	14,985	GDF Suez

			0.18%, 11/ 5/2009 (a)	8,000	8,000
		158,817

			0.18%, 11/10/2009 (a)	6,000	6,000
Diversified Banking Institutions (5.01%)			0.18%, 11/12/2009 (a)	13,000	12,999
JP Morgan Chase & Co			0.18%, 11/16/2009 (a)	9,000	8,999

0.16%, 11/18/2009 (a)	7,500	7,499			77,084

0.16%, 11/19/2009 (a)	1,500	1,500
0.45%, 12/ 8/2009	12,500	12,494	Fiduciary Banks (0.88%)
JP Morgan Chase Funding Inc			State Street Corp
0.45%, 12/ 9/2009 (a)	6,200	6,197	0.21%, 12/ 2/2009	10,000	9,998
0.40%, 12/15/2009 (a)	13,000	12,994	0.30%, 1/21/2010	10,800	10,793

0.30%, 12/21/2009 (a)	13,000	12,995			20,791

See accompanying notes

493

Schedule of Investments Money Market Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Finance - Auto Loans (6.78%)			Finance - Other Services (3.13%)
American Honda Finance Corp			Private Export Funding Corp
0.25%, 11/16/2009	$ 12,400 $	12,399	0.32%, 11/ 4/2009	$ 11,000 $	11,000
0.25%, 11/19/2009	21,900	21,897	0.29%, 11/13/2009	12,900	12,899
0.28%, 11/23/2009	20,000	19,997	0.29%, 12/ 2/2009 (a)	8,000	7,998
PACCAR Financial Corp			0.40%, 12/14/2009	13,900	13,893
0.22%, 11/12/2009	5,000	5,000	0.34%, 3/ 9/2010 (a)	12,700	12,685
0.22%, 11/13/2009	4,600	4,600	0.45%, 3/17/2010 (a)	15,000	14,974

0.22%, 11/16/2009	12,700	12,699			73,449

0.12%, 11/18/2009	17,000	16,999
			Life & Health Insurance (0.70%)
0.22%, 12/21/2009	8,340	8,337
			New York Life Capital Corp
Toyota Credit Canada Inc			0.19%, 11/ 5/2009 (a)	6,000	6,000
0.18%, 11/23/2009	29,000	28,996
			0.25%, 11/ 9/2009 (a)	7,600	7,599
Toyota Motor Credit Corp
3.71%, 11/ 4/2009	10,000	10,000	0.17%, 11/17/2009 (a)	2,885	2,885

0.16%, 11/23/2009	5,575	5,574			16,484

0.25%, 12/ 9/2009	12,900	12,897	Medical - Drugs (2.69%)

		159,395	Pfizer Inc

			0.32%, 11/ 3/2009 (a)	14,530	14,530
Finance - Commercial (0.42%)
			0.32%, 12/ 3/2009 (a)	12,800	12,796
Caterpillar Financial Services Corp
0.60%, 11/12/2009	9,960	9,958	0.36%, 12/ 8/2009 (a)	10,000	9,996
			Pfizer Investment Capital
Finance - Credit Card (1.00%)			0.50%, 2/10/2010	12,200	12,183
American Express Credit			0.47%, 2/17/2010	13,725	13,706

0.20%, 11/ 6/2009	9,000	9,000			63,211

0.18%, 11/23/2009	14,500	14,498	Money Center Banks (2.22%)

		23,498	Intesa Funding LLC

Finance - Investment Banker & Broker (4.29%)			0.16%, 11/23/2009	33,000	32,997
BNP Paribas Finance Inc			0.22%, 12/18/2009	11,800	11,797
0.82%, 11/ 2/2009	15,000	15,000	UBS Finance Delaware LLC
0.24%, 12/ 4/2009	7,760	7,758	0.59%, 4/ 6/2010	7,400	7,381

0.40%, 2/ 4/2010	8,000	7,992			52,175

0.43%, 2/10/2010	13,000	12,984	Reinsurance (2.55%)
ING US Funding LLC			Swiss Re Treasury US Corp
0.31%, 11/10/2009	7,290	7,290	0.19%, 11/23/2009 (a)	60,000	59,993
1.08%, 12/ 3/2009 (b)	25,000	25,000
0.24%, 12/ 4/2009	12,000	11,997	Special Purpose Banks (0.77%)
0.29%, 2/16/2010	12,700	12,689	Dexia Delaware LLC

			0.24%, 11/23/2009	12,000	11,998
		100,710

			0.50%, 2/ 2/2010	6,000	5,992

Finance - Mortgage Loan/Banker (3.44%)					17,990

Fannie Mae Discount Notes
0.75%, 11/ 2/2009	12,000	12,000	Special Purpose Entity (25.68%)
0.66%, 11/ 9/2009	13,900	13,898	CAFCO LLC
			0.30%, 11/17/2009 (a)	7,000	6,999
Federal Home Loan Bank Discount Notes
0.41%, 1/ 5/2010	13,114	13,104	3.90%, 12/ 7/2009 (a)	11,900	11,897
0.31%, 1/15/2010	15,000	14,990	0.33%, 1/12/2010 (a)	13,000	12,991
Freddie Mac Discount Notes			0.32%, 1/27/2010 (a)	10,100	10,092
0.52%, 12/ 7/2009	13,929	13,922	0.40%, 3/22/2010 (a)	6,000	5,991
0.28%, 12/14/2009	13,000	12,996	Calyon North America Inc

		80,910	0.98%, 11/ 5/2009	5,000	4,999

			0.40%, 11/16/2009	12,200	12,198

See accompanying notes

494

Schedule of Investments Money Market Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Special Purpose Entity (continued)			Special Purpose Entity (continued)
Calyon North America Inc (continued)			Yorktown Capital LLC
0.40%, 11/27/2009	$ 13,000 $	12,996	0.20%, 11/ 9/2009	$ 14,000 $	13,999
0.32%, 12/ 7/2009	12,400	12,396	0.28%, 11/10/2009 (a)	13,000	12,999
0.44%, 1/ 4/2010	6,000	5,995	0.16%, 11/19/2009 (a)	10,000	9,999
0.55%, 1/19/2010	8,400	8,390	0.23%, 12/18/2009 (a)	12,700	12,696

Charta Corp					603,423

0.30%, 11/18/2009 (a)	14,870	14,868
			Telephone - Integrated (1.07%)
0.25%, 12/ 1/2009 (a)	11,000	10,998
			Telstra Corp Ltd
0.35%, 3/ 2/2010 (a)	12,800	12,785	0.27%, 11/16/2009 (a)	9,700	9,699
0.42%, 3/18/2010 (a)	10,000	9,984	0.33%, 11/25/2009	15,400	15,396

0.43%, 4/ 1/2010 (a)	10,000	9,982			25,095
CRC Funding LLC

0.35%, 11/ 2/2009 (a)	12,400	12,400	TOTAL COMMERCIAL PAPER	$ 1,937,219

0.35%, 11/10/2009 (a)	10,500	10,499	CERTIFICATE OF DEPOSIT (4.21%)
0.20%, 11/18/2009 (a)	3,800	3,800	Commercial Banks (1.32%)
0.32%, 1/27/2010 (a)	12,000	11,991	Citibank NA
0.38%, 4/ 5/2010	13,100	13,079	0.50%, 3/ 1/2010	11,000	11,000
Danske Corp			0.43%, 3/15/2010	5,000	5,000
0.25%, 11/30/2009 (a)	21,000	20,996	US Bank NA
0.23%, 12/16/2009 (a)	12,000	11,997	0.66%, 5/18/2010	15,000	15,000

0.25%, 12/22/2009 (a)	10,000	9,996			31,000

0.42%, 2/ 1/2010 (a)	8,100	8,091
			Diversified Banking Institutions (0.43%)
Gemini Securitization Corp LLC
			Bank of America NA
0.28%, 11/17/2009 (a)	22,200	22,198
			0.50%, 12/11/2009	10,100	10,100
0.18%, 11/18/2009 (a)	15,000	14,999
0.18%, 11/23/2009 (a)	3,000	3,000	Diversified Financial Services (0.27%)
0.23%, 1/ 6/2010 (a)	11,230	11,225	Nordea Bank
Metlife Funding Inc			1.07%, 5/21/2010	6,300	6,300
0.16%, 11/16/2009	11,000	10,999
0.29%, 11/20/2009	13,000	12,998	Regional Banks (2.19%)
1.03%, 1/18/2010 (a)(b)	15,000	15,000	Bank of America NA
New York Life Funding			0.46%, 1/12/2010	12,200	12,200
0.69%, 11/ 2/2009 (b)(c)	36,000	36,000	0.35%, 1/26/2010	10,000	10,000
Park Avenue Receivables Corp			0.44%, 2/18/2010	12,000	12,000
0.20%, 11/12/2009 (a)	10,000	9,999	0.43%, 2/22/2010	10,000	10,000
0.17%, 11/20/2009 (a)	14,000	13,999	0.45%, 6/14/2010	7,300	7,300

Prudential Funding Corp					51,500

0.27%, 11/17/2009	13,000	12,998
			TOTAL CERTIFICATE OF DEPOSIT	$ 98,900
0.23%, 11/23/2009	10,500	10,499

Ranger Funding Co LLC
0.21%, 11/ 9/2009 (a)	10,000	10,000		Shares	Value
0.33%, 11/20/2009 (a)	13,000	12,998		Held	(000's)

0.23%, 12/ 9/2009 (a)	11,400	11,397	COMMON STOCKS (4.48%)
Sheffield Receivables Corp			Publicly Traded Investment Fund (4.48%)
0.26%, 11/ 5/2009 (a)	8,000	8,000	Cash Account Trust - Government & Agency
0.18%, 11/13/2009 (a)	9,000	8,999	DWS Government Cash Securities Port
0.19%, 11/20/2009 (a)	30,000	29,997	0.10, 12/31/2009	27,075,000	27,075
0.60%, 12/ 1/2009 (a)	12,900	12,894	Columbia Funds Series Trust - Columbia
			Money Market Reserves
Straight - A Funding LLC			0.15, 12/31/2009	27,970,000	27,970
0.23%, 12/ 9/2009	4,126	4,125
			FFI Government Fund
0.23%, 12/10/2009	15,000	14,996	0.12, 12/31/2009	6,615,000	6,615

See accompanying notes

495

Schedule of Investments Money Market Fund October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			MUNICIPAL BONDS (4.91%)
Publicly Traded Investment Fund (continued)			Arizona (0.46%)
JP Morgan Prime Money Market Fund			Glendale Industrial Development Authority
0.17, 12/31/2009	43,600,000$	43,600	Bank of New York

		105,260	0.25%, 7/ 1/2035	$ 7,240 $	7,240

			Tucson Airport Authority Inc/AZ Bank of
TOTAL COMMON STOCKS	$ 105,260		America NA

	Principal		0.35%, 12/ 1/2018	3,635	3,635

					10,875

	Amount	Value

	(000's)	(000's)	California (1.94%)

BONDS (3.79%)			Abag Finance Authority for Nonprofit Corps
Asset Backed Securities (0.11%)			0.95%, 11/ 1/2031	2,000	2,000
CNH Equipment Trust			California Statewide Communities
1.74%, 4/15/2010 (c)	$ 18	18	Development Authority
John Deere Owner Trust			0.42%, 8/15/2034	600	600
1.13%, 7/ 2/2010	2,507	2,507	City of Fairfield CA Landesbank

		2,525	Hessen-Thueringen

			1.45%, 6/ 1/2034	2,000	2,000
Automobile Sequential (1.15%)			1.45%, 6/ 1/2034	2,700	2,700
Bank of America Auto Trust			City of Santa Rosa CA Landesbank
0.67%, 7/15/2010 (a)	7,728	7,728	Hessen-Thueringen
BMW Vehicle Lease Trust			1.45%, 9/ 1/2024	4,560	4,560
0.79%, 6/15/2010	1,441	1,441	Kern Water Bank Authority Wells Fargo Bank
Honda Auto Receivables Owner Trust			NA
1.32%, 5/17/2010 (c)	1,994	1,994	0.30%, 7/ 1/2028	2,600	2,600
Hyundai Auto Receivables Trust			San Jose Redevelopment Agency/CA JP
0.36%, 9/15/2010	11,770	11,770	Morgan Chase Bank
			0.30%, 8/ 1/2028	31,250	31,250

Nissan Auto Receivables Owner Trust
1.76%, 4/15/2010	1,917	1,917			45,710

Volkswagen Auto Lease Trust			Colorado (0.32%)
1.45%, 5/17/2010 (c)	2,099	2,099	Colorado Housing & Finance Authority/CO

		26,949	Wells Fargo Bank NA

			0.40%, 4/ 1/2029	325	325
Medical - Hospitals (0.51%)
			County of Kit Carson CO Wells Fargo Bank NA
Portland Clinic LLP/The			0.40%, 6/ 1/2027	1,900	1,900
0.39%, 11/20/2027	11,895	11,895
			County of Montrose CO Wells Fargo Bank NA
			0.40%, 6/ 1/2010	400	400
Medical - Outpatient & Home Medical Care (0.24%)
			Sheridan Redevelopment Agency Citibank NA
Everett Clinic PS
			1.95%, 12/ 1/2029	5,000	5,000

0.39%, 5/ 1/2022	5,600	5,600
					7,625

Medical Laboratory & Testing Service (0.35%)			Georgia (0.09%)
Roche Holdings Inc			Savannah College of Art & Design Inc Bank of
1.39%, 11/25/2009 (a)(c)	8,300	8,300	America NA
			0.35%, 4/ 1/2024	2,000	2,000
Special Purpose Entity (1.43%)
Corporate Finance Managers Inc			Illinois (0.96%)
0.30%, 2/ 2/2043	13,700	13,700	City of Chicago IL US Bank NA
NGSP Inc			1.34%, 7/ 8/2010	5,600	5,600
0.33%, 6/ 1/2046	20,000	20,000	Memorial Health System/IL JP Morgan Chase

		33,700	Bank

			0.40%, 10/ 1/2024	16,870	16,870

TOTAL BONDS	$ 88,969				22,470

See accompanying notes

496

Schedule of Investments Money Market Fund October 31, 2009

	Principal		(a)	Security exempt from registration under Rule 144A of the Securities Act
				of 1933. These securities may be resold in transactions exempt from
	Amount	Value		registration, normally to qualified institutional buyers. Unless otherwise

	(000's)	(000's)		indicated, these securities are not considered illiquid. At the end of the

MUNICIPAL BONDS (continued)				period, the value of these securities totaled $937,013 or 39.87% of net
Indiana (0.11%)			assets.
Ball State University Foundation Inc			(b) Security is Illiquid
0.30%, 9/ 1/2031	$ 2,550 $	2,550	(c) Variable Rate. Rate shown is in effect at October 31, 2009.

Iowa (0.11%)			Portfolio Summary (unaudited)

Iowa Finance Authority			Sector	Percent

0.40%, 3/ 1/2018	2,515	2,515	Financial	70.25%
			Consumer, Non-cyclical	5.50%
New York (0.23%)			Exchange Traded Funds	4.48%
New York City Housing Development Corp			Revenue	4.07%
Landesbank Hessen-Thueringen			Government	3.99%
0.68%, 6/ 1/2039	5,400	5,400	Basic Materials	3.98%
			Utilities	3.28%
			Industrial	1.65%
North Carolina (0.18%)
			Asset Backed Securities	1.25%
North Carolina Capital Facilities Finance			Communications	1.07%
Agency			Insured	0.59%
0.35%, 9/ 1/2018	4,270	4,270	Tax Allocation	0.26%
			Liabilities in Excess of Other Assets, Net	(0.37%)

Oklahoma (0.23%)			TOTAL NET ASSETS	100.00%

University Hospital Bank of America NA
0.35%, 8/15/2021	5,385	5,385

Oregon (0.05%)
Lake Oswego Redevelopment Agency Wells
Fargo Bank NA
0.40%, 6/ 1/2020	1,090	1,090

Washington (0.23%)
Washington State Housing Finance
Commission/WA
0.42%, 9/ 1/2028	995	995
0.45%, 12/ 1/2028	510	510
0.42%, 9/15/2037	2,730	2,730
0.42%, 12/15/2037	1,265	1,265

		5,500

TOTAL MUNICIPAL BONDS	$ 115,390

U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.55%)
U.S. Treasury Bill (0.55%)
0.43%, 6/ 3/2010	13,000	12,967

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 12,967

Total Investments	$ 2,358,705
Liabilities in Excess of Other Assets, Net - (0.37)%		(8,643)

TOTAL NET ASSETS - 100.00%	$ 2,350,062

See accompanying notes

497

Schedule of Investments Preferred Securities Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (0.38%)			PREFERRED STOCKS (continued)
Publicly Traded Investment Fund (0.38%)			Diversified Banking Institutions (continued)
BlackRock Preferred and Corporate Income			Royal Bank of Scotland Group PLC 6.60%;
Strategies Fund Inc	25,500$	210	Series S	120,800$	1,283
BlackRock Preferred Income Strategies Fund			Royal Bank of Scotland Group PLC 6.75%;
Inc	242,500	2,158	Series Q	491,916	5,293

Blackrock Preferred Opportunity Trust	121,600	1,209			41,615

Flaherty & Crumrine/Claymore Preferred
			Diversified Financial Services (1.51%)
Securities Income Fund Inc	335,900	4,155
			Citigroup Capital IX	276,200	4,643
Flaherty & Crumrine/Claymore Total Return
Fund Inc	109,500	1,396	Citigroup Capital VII	465,000	9,235

		9,128	Citigroup Capital VIII	193,279	3,657

			Citigroup Capital X	277,800	4,703
TOTAL COMMON STOCKS	$ 9,128
			Citigroup Capital XI	333,900	5,606

CONVERTIBLE PREFERRED STOCKS (0.10%)			General Electric Capital Corp 5.88%	39,648	906
Agricultural Operations (0.10%)			General Electric Capital Corp 6.00%	98,800	2,293
Archer-Daniels-Midland Co	57,000	2,437	General Electric Capital Corp 6.05%	108,500	2,588

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 2,437		General Electric Capital Corp 6.10%	21,700	511

			General Electric Capital Corp 6.45%	24,000	595
PREFERRED STOCKS (63.47%)
			Harris Preferred Capital Corp	71,900	1,625

Cable/Satellite TV (1.01%)
Comcast Corp 6.63%	413,554	9,491			36,362

Comcast Corp 7.00%; Series B	317,200	7,752	Electric - Integrated (6.89%)
Comcast Corp 7.00%	294,745	7,180	Alabama Power Co - Series 2007B	131,722	3,297

		24,423	Alabama Power Co - Series II	422,810	10,579

			Dominion Resources Inc/VA	1,213,856	32,507
Cellular Telecommunications (0.07%)
US Cellular Corp 7.50%	15,300	360	Entergy Louisiana LLC	134,117	3,397
US Cellular Corp 8.75%	50,600	1,270	Entergy Mississippi Inc 6.00%	4,100	102

		1,630	Entergy Mississippi Inc 7.25%	181,200	4,575

			Entergy Texas Inc	972,023	26,332
Commercial Banks (4.73%)			FPL Group Capital Inc 6.60%	53,100	1,348
ASBC Capital I	125,501	2,658	FPL Group Capital Inc 7.45%	5,000	131
Banesto Holdings Ltd (a)	87,689	1,957	FPL Group Capital Inc 8.75%	473,770	13,337
Barclays Bank PLC 6.63%	70,400	1,422	Georgia Power Capital Trust VII	102,400	2,516
Barclays Bank PLC 7.10%	1,020,235	21,874	Georgia Power Co 5.70%	11,300	282
Barclays Bank PLC 7.75%	646,329	14,788	Georgia Power Co 5.75%	15,700	394
Barclays Bank PLC 8.13%	427,539	10,069	Georgia Power Co 5.90%	54,330	1,340
BB&T Capital Trust V	964,500	24,845	Georgia Power Co 6.00%	3,300	83
CoBank ACB (a)	202,000	9,425	Georgia Power Co 6.375%	12,300	320
CoBank ACB (a)	29,000	1,012	Georgia Power Co 6.50%	50,000	4,950
CoBank ACB (a)	115,000	5,430	Georgia Power Co 8.20%	247,500	7,262
HSBC USA Inc	16,200	664	Gulf Power Co 5.88%	5,800	146
M&T Capital Trust IV	381,700	9,581	Mississippi Power Co	11,400	285
National Bank of Greece SA	415,600	10,182	PPL Capital Funding Inc	452,700	11,100
VNB Capital Trust I	7,000	174	PPL Electric Utilities Corp	22,705	528

		114,081	PPL Energy Supply LLC	216,600	5,558

Diversified Banking Institutions (1.73%)			South Carolina Electric & Gas Co	95,000	9,067
Bank of America Corp	181,700	4,225	Xcel Energy Inc 7.60%	1,020,089	26,828

HSBC Holdings PLC 6.20%	1,081,500	23,231			166,264

JP Morgan Chase & Co	282,100	7,509
			Fiduciary Banks (0.13%)
Royal Bank of Scotland Group PLC 6.13%;			BNY Capital V	126,893	3,058
Series R	7,400	74

See accompanying notes

498

Schedule of Investments Preferred Securities Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)

Finance - Consumer Loans (0.34%)			Investment Management & Advisory Services

HSBC Finance Corp 6.88%	336,055 $	7,894	(continued)
			Deutsche Bank Contingent Capital Trust III	471,600$	10,875

HSBC Finance Corp 6.00%	17,100	375

					72,712

		8,269

			Life & Health Insurance (2.33%)
Finance - Investment Banker & Broker (4.15%)
			Delphi Financial Group Inc 7.38%	481,700	8,377
Credit Suisse Guernsey Ltd	1,515,292	37,504
			Delphi Financial Group Inc 8.00%	52,900	1,233
JP Morgan Chase Capital X	36,100	906
			Lincoln National Capital VI	155,537	3,182
JP Morgan Chase Capital XI	479,280	10,410
			Lincoln National Corp 6.75%	25,300	510
JP Morgan Chase Capital XII	128,000	2,949
			PLC Capital Trust III	12,400	272
JP Morgan Chase Capital XIV	136,200	3,099
			PLC Capital Trust IV	41,400	866
JP Morgan Chase Capital XIX	4,600	110
			PLC Capital Trust V	267,300	4,739
Merrill Lynch Capital Trust III 7.375%	19,000	399
			Protective Life Corp	561,700	11,515
Merrill Lynch Preferred Capital Trust IV	85,500	1,669
			Prudential Financial Inc	714,818	18,435
Merrill Lynch Preferred Capital Trust V	140,294	2,824
			Prudential PLC 6.50%	130,280	2,723
Morgan Stanley Capital Trust III	313,000	6,607
			Prudential PLC 6.75%	171,992	3,737
Morgan Stanley Capital Trust IV	511,871	10,591
			Torchmark Capital Trust III	23,800	560

Morgan Stanley Capital Trust V	470,150	9,168
					56,149

Morgan Stanley Capital Trust VI	362,030	7,968

Morgan Stanley Capital Trust VII	176,800	3,879	Money Center Banks (2.96%)

Morgan Stanley Capital Trust VIII	93,700	2,026	Fleet Capital Trust IX	110,900	1,969

		100,109	JP Morgan Chase Capital XVI	61,400	1,415

			Santander Finance Preferred SA Unipersonal	2,484,206	67,968

Finance - Mortgage Loan/Banker (0.52%)
					71,352

Countrywide Financial Corp	634,419	12,542

			Multi-Line Insurance (3.71%)

Finance - Other Services (0.33%)			Aegon NV 4.00%	67,500	983

National Rural Utilities Cooperative Finance			Aegon NV 6.375%	666,607	11,066
Corp 5.95%	25,000	595
			Aegon NV 6.50%	99,258	1,612
National Rural Utilities Cooperative Finance
Corp 6.10%	78,700	1,900	Allianz SE	957,650	22,684

National Rural Utilities Cooperative Finance			ING Groep NV 6.13%	107,000	1,675
Corp 6.75%	69,100	1,733	ING Groep NV 6.20%	29,700	464

RBS Capital Funding Trust V	147,000	1,445	ING Groep NV 6.38%	848,000	13,331

RBS Capital Funding Trust VII	239,500	2,402	ING Groep NV 7.05%	907,538	15,564

		8,075	ING Groep NV 7.20%	161,945	2,875

			ING Groep NV 7.38%	849,900	15,018
Financial Guarantee Insurance (0.25%)
			ING Groep NV 8.50%	80,200	1,618
Financial Security Assurance Holdings Ltd
5.60%	74,600	953	XL Capital Ltd (a)(b)	200,000	2,710

Financial Security Assurance Holdings Ltd					89,600

6.25%	350,225	5,002

			Multimedia (0.51%)
		5,955

			Viacom Inc	533,500	12,238

Food - Dairy Products (0.03%)

Dairy Farmers of America (a)	10,000	706	Oil Company - Exploration & Production (0.21%)
			Nexen Inc	217,060	5,075

Insurance Brokers (0.05%)

ABN AMRO North America Capital			Property & Casualty Insurance (1.61%)
Funding Trust I (a)	2,500	1,312	Arch Capital Group Ltd 7.88%	135,600	3,211

			Arch Capital Group Ltd 8.00%	562,382	13,609

Investment Management & Advisory Services (3.01%)			Berkley W R Capital Trust	784,925	17,512

Ameriprise Financial Inc	1,188,559	29,642	Markel Corp	172,000	4,467

Deutsche Bank Contingent Capital Trust II	1,577,400	32,195			38,799

See accompanying notes

499

Schedule of Investments Preferred Securities Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Regional Banks (7.36%)			REITS - Apartments (continued)
BAC Capital Trust I	77,200 $	1,583	BRE Properties Inc - Series D	15,076 $	309
BAC Capital Trust II	114,800	2,336	Equity Residential	6,300	133
BAC Capital Trust III	6,000	124	UDR Inc	325,500	6,884

BAC Capital Trust IV	35,600	620			11,555

BAC Capital Trust V	115,700	2,041
			REITS - Diversified (4.63%)
BAC Capital Trust VIII	162,900	2,934	Duke Realty Corp 6.50%	288,100	5,099
BAC Capital Trust XII	148,400	2,955	Duke Realty Corp 6.60%	77,400	1,393
Bank One Capital VI	341,609	8,387	Duke Realty Corp 6.63%	241,200	4,470
Fifth Third Capital Trust V	94,300	1,774	Duke Realty Corp 6.95%	340,111	6,517
Fifth Third Capital Trust VI	312,071	5,820	Duke Realty Corp 7.25%	159,532	3,215
Fifth Third Capital Trust VII	130,300	3,010	Duke Realty Corp 8.38%	633,737	14,785
Fleet Capital Trust VIII	140,222	2,851	PS Business Parks Inc - Series H	161,600	3,398
KeyCorp Capital V	15,000	257	PS Business Parks Inc - Series I	166,100	3,471
KeyCorp Capital X	30,866	682	PS Business Parks Inc - Series K	88,100	2,106
National City Capital Trust II	309,708	6,563	PS Business Parks Inc - Series L	2,400	56
National City Capital Trust III	133,900	2,790	PS Business Parks Inc - Series M	27,700	601
PNC Capital Trust C	749,300	18,320	PS Business Parks Inc - Series O	36,900	838
PNC Capital Trust D	568,900	12,254	PS Business Parks Inc - Series P	573,600	11,931
PNC Financial Services Group Inc	188,027	5,218	Sovereign REIT (d)	7,100	7,455
SunTrust Capital IX	321,800	7,163	Vornado Realty LP (d)	1,405,133	33,808
Union Planters Preferred Funding Corp (a)(c)	10	758	Vornado Realty Trust - Series F	423,325	8,873
USB Capital VI	792,600	16,660	Vornado Realty Trust - Series G	18,200	371
USB Capital VII	188,000	3,948	Vornado Realty Trust - Series H	37,700	784
USB Capital VIII	49,700	1,084	Vornado Realty Trust - Series I	117,293	2,405

USB Capital X	172,800	3,890			111,576

USB Capital XI	242,592	5,487
USB Capital XII	305,700	6,777	REITS - Mortgage (0.05%)
			PFGI Capital Corp	48,300	1,165
Wachovia Capital Trust IV	61,252	1,312
Wachovia Capital Trust IX	624,600	13,291
			REITS - Office Property (0.70%)
Wachovia Capital Trust X	34,900	860
			HRPT Properties Trust - Series B	123,251	2,842
Wachovia Corp 7.25%	397,254	7,886
			HRPT Properties Trust - Series C	748,200	13,962

Wells Fargo Capital IX	432,043	8,490
					16,804

Wells Fargo Capital VII	369,139	7,516
Wells Fargo Capital VIII	12,500	248	REITS - Shopping Centers (4.74%)
Wells Fargo Capital XI	19,800	426	Developers Diversified Realty Corp 8.00%	134,100	2,399
Wells Fargo Capital XII	253,500	6,340	Kimco Realty Corp 6.65%	91,149	1,844
Wells Fargo Capital XIV	183,748	4,910	Kimco Realty Corp 7.75%	1,474,000	34,344

		177,565	Regency Centers Corp 6.70%	268,500	5,722

			Regency Centers Corp 7.25%	257,000	5,590
Reinsurance (1.26%)			Regency Centers Corp 7.45%	309,344	6,868
Everest Re Capital Trust II	381,319	7,645
			Weingarten Realty Investors 6.50%	815,700	15,335
PartnerRe Ltd 6.50%	201,466	4,332
			Weingarten Realty Investors 6.75%	900	18
PartnerRe Ltd 6.75%	133,700	2,959
			Weingarten Realty Investors 6.95%	204,300	4,086
RenaissanceRe Holdings Ltd - Series B	114,800	2,658
			Weingarten Realty Investors 8.10% (d)	1,837,100	38,138

RenaissanceRe Holdings Ltd - Series C	249,435	4,669
					114,344

RenaissanceRe Holdings Ltd - Series D	391,400	8,067

		30,330	REITS - Single Tenant (0.40%)

			Realty Income Corp - Series D	417,593	9,533
REITS - Apartments (0.48%)			Realty Income Corp - Series E	9,500	231

BRE Properties Inc - Series C	203,777	4,229
					9,764

See accompanying notes

500

Schedule of Investments
Preferred Securities Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
REITS - Storage (2.29%)			Special Purpose Entity (continued)
Public Storage Inc 6.18%; Series D	40,600 $	848	Merrill Lynch Capital Trust II	109,200 $	1,996
Public Storage Inc 6.25%; Series Z	22,500	484	National City Capital Trust IV	54,200	1,325
Public Storage Inc 6.45%; Series F	302,900	6,437	PreferredPlus TR-CCR1 5.75%; Series GSG2	16,400	340
Public Storage Inc 6.45%; Series X	220,540	4,680	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,196
Public Storage Inc 6.50%; Series W	342,625	7,407	PreferredPlus TR-CCR1 6.00%; Series GSC4	43,200	881
Public Storage Inc 6.60%; Series C	166,800	3,596	PreferredPlus TR-CCR1 6.00%; Series GSG1	13,000	274
Public Storage Inc 6.63%; Series M	268,900	5,768	PreferredPlus TR-CCR1 7.63%; Series VER1	16,100	408
Public Storage Inc 6.75%; Series E	37,628	835	SATURNS - Series VZ; 6.130%	11,700	277
Public Storage Inc 6.75%; Series L	325,000	7,176	SATURNS 2003-06 6.00%; Series GS	3,800	82
Public Storage Inc 6.85%; Series Y (d)	98,900	2,250	SATURNS 2003-11 5.63%; Series GS	12,400	249
Public Storage Inc 6.95%; Series H	73,170	1,655	SATURNS 2003-13 6.25%; Series CSFB	13,800	318
Public Storage Inc 7.00%; Series G	45,500	1,047	SATURNS 2004-04 6.00%; Series GS	181,400	3,833
Public Storage Inc 7.00%; Series N	57,000	1,330	SATURNS 2004-06 6.00%; Series GS	177,900	3,718
Public Storage Inc 7.25%; Series I	50,519	1,205	SATURNS 2004-2 5.75%; Series GS	26,300	548
Public Storage Inc 7.25%; Series K	440,133	10,475	Trust Certificates Series 2001-2	22,110	565

		55,193			53,628

REITS - Warehouse & Industrial (0.73%)			Telecommunication Services (0.90%)
AMB Property Corp - Series L	146,300	2,917	Centaur Funding Corp (a)	21,543	21,617
AMB Property Corp - Series M	55,900	1,146
AMB Property Corp - Series P	144,458	2,980	Telephone - Integrated (0.56%)
First Industrial Realty Trust Inc - Series J	171,700	2,567	AT&T Inc	105,543	2,741
First Industrial Realty Trust Inc - Series K	6,600	95	Telephone & Data Systems Inc 6.63%	379,318	8,227
Prologis - Series C	125,000	6,004	Telephone & Data Systems Inc 7.60%	106,129	2,434

Prologis - Series F	3,600	71			13,402

Prologis - Series G	93,600	1,837	Television (1.07%)

		17,617	CBS Corp 6.75%	780,000	16,208

Special Purpose Entity (2.22%)			CBS Corp 7.25%	452,400	9,727

Corporate-Backed Trust Certificates 6.00%;					25,935

Series GS	170,300	3,452
			TOTAL PREFERRED STOCKS	$ 1,530,821

Corporate-Backed Trust Certificates 6.00%	6,100	128
				Principal
Corporate-Backed Trust Certificates 6.30%	6,900	147
Corporate-Backed Trust Certificates 7.63%	34,700	884		Amount	Value
				(000's)	(000's)

Corporate-Backed Trust Certificates - Series
BMY	16,200	399	BONDS (32.75%)
CORTS Trust for Bristol Meyers Squibb	35,400	914	Commercial Banks (5.09%)
CORTS Trust for First Union Institutional			Barclays Bank PLC
Capital I	41,000	1,023	7.43%, 12/15/2017 (a)(e)	$ 8,106	7,458
CORTS Trust for General Electric Capital			6.28%, 12/15/2034	10,000	7,702
Corp	10,400	222	6.86%, 9/29/2049 (a)(e)	4,000	3,240
CORTS Trust for Goldman Sachs Capital I	13,600	289	8.55%, 9/29/2049 (a)(e)	16,900	16,140
CORTS Trust II for Bellsouth			BB&T Capital Trust IV
Telecommunications (c)	67,464	1,619	6.82%, 6/12/2057 (e)	4,000	3,545
CORTS Trust II for Goldman Sachs Capital I	8,800	191	Caisse Nationale des Caisses
CORTS Trust III for Verizon Global Funding			6.75%, 1/27/2049	1,500	1,086
Corp	800	21	CBA Capital Trust I
CORTS Trust VI for IBM Debentures	2,800	71	5.81%, 12/31/2049 (a)	10,500	9,555
Deutsche Bank Capital Funding Trust IX	126,000	2,641	First Empire Capital Trust I
Deutsche Bank Capital Funding Trust VIII	547,800	11,728	8.23%, 2/ 1/2027	2,000	1,516
Deutsche Bank Capital Funding Trust X	356,100	8,034	First Empire Capital Trust II
Merrill Lynch Capital Trust I	319,600	5,855	8.28%, 6/ 1/2027	7,000	5,318

See accompanying notes

501

Schedule of Investments Preferred Securities Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Commercial Banks (continued)			Finance - Investment Banker & Broker (1.29%)
First Hawaiian Capital I			JP Morgan Chase Capital XXI
8.34%, 7/ 1/2027	$ 5,000 $	4,504	1.43%, 2/ 2/2037 (e)	$ 2,000 $	1,365
Lloyds Banking Group PLC			JP Morgan Chase Capital XXV
6.41%, 10/ 1/2035 (a)	4,400	2,860	6.80%, 10/ 1/2037	8,005	7,871
North Fork Capital Trust II			JP Morgan Chase Capital XXVII
8.00%, 12/15/2027	3,450	3,191	7.00%, 11/ 1/2039	21,700	21,845

Northgroup Preferred Capital Corp					31,081

6.38%, 12/29/2049 (a)(e)	10,000	8,671
			Finance - Mortgage Loan/Banker (0.40%)
Rabobank Nederland NV
11.00%, 12/29/2049 (a)(e)	25,764	32,334	Countrywide Capital III
			8.05%, 6/15/2027	10,160	9,741
Standard Chartered PLC
6.41%, 1/30/2017 (a)(e)	5,000	3,950
			Life & Health Insurance (1.99%)
7.01%, 12/29/2049 (a)	11,500	10,465
			Great-West Life & Annuity Insurance Capital I
Westpac Capital Trust III			6.63%, 11/15/2034 (a)	4,000	3,144
5.82%, 9/30/2013 (a)	1,300	1,144

			Great-West Life & Annuity Insurance Co
		122,679	7.15%, 5/16/2046 (a)(e)	4,750	3,942

Diversified Banking Institutions (2.45%)			Lincoln National Corp
BNP Paribas			7.00%, 5/17/2066 (e)	6,375	5,227
7.20%, 6/29/2049 (a)	10,700	9,790	Nationwide Financial Services
7.20%, 6/29/2049 (e)	1,000	915	6.75%, 5/15/2037	10,300	7,807
Credit Agricole SA			Prudential Financial Inc
6.64%, 5/31/2049 (a)(e)	30,900	24,411	8.88%, 6/15/2038 (e)	24,123	25,631
9.75%, 6/29/2049	5,000	5,275	Prudential PLC
			6.50%, 6/29/2049	2,750	2,230

9.75%, 12/26/2049	17,738	18,625

					47,981

		59,016

			Money Center Banks (3.35%)
Diversified Financial Services (1.39%)
			ABN Amro North American Holding Preferred
ZFS Finance USA Trust I
			Capital Repackage Trust I
6.15%, 12/15/2065 (a)(e)	5,000	4,450	6.52%, 12/29/2049 (a)(e)	9,600	6,816
ZFS Finance USA Trust II			BankAmerica Institutional Capital A
6.45%, 12/15/2065 (a)(e)	32,430	29,187	8.07%, 12/31/2026 (a)	500	484

		33,637	BBVA International Preferred SA Unipersonal

Electric - Integrated (2.00%)			5.92%, 12/29/2049 (e)	7,600	6,080
FPL Group Capital Inc			Chase Capital II
6.35%, 10/ 1/2066 (e)	4,000	3,690	0.98%, 2/ 1/2027 (e)	500	355
6.65%, 6/15/2067 (e)	3,000	2,805	HBOS Capital Funding LP
7.30%, 9/ 1/2067 (e)	42,255	41,727	6.07%, 6/29/2049 (a)(e)	10,000	6,500

		48,222	HSBC Capital Funding LP/Jersey Channel

			Islands
Export & Import Bank (0.34%)			9.55%, 12/29/2049 (a)(e)	3,000	3,075
Svensk Exportkredit AB			10.18%, 12/29/2049 (a)(e)	11,000	13,090
6.38%, 10/29/2049 (a)	10,000	8,238	Mizuho Finance Group
			8.38%, 1/29/2049	9,000	8,960
Finance - Consumer Loans (0.20%)			Republic New York Capital I
HSBC Finance Capital Trust IX			7.75%, 11/15/2026	7,200	6,884
5.91%, 11/30/2035	6,000	4,740	Santander Finance Preferred SA Unipersonal
			10.50%, 9/29/2049 (e)	1,520	1,682
Finance - Credit Card (0.03%)			UBS Preferred Funding Trust I
Capital One Capital III			8.62%, 10/29/2049	28,950	26,923

7.69%, 8/15/2036	1,000	860			80,849

See accompanying notes

502

Schedule of Investments
Preferred Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Multi-Line Insurance (5.32%)			Regional Banks (continued)
Allstate Corp/The			USB Capital IX
6.50%, 5/15/2057	$ 2,000 $	1,710	6.19%, 4/15/2049 (e)	$ 8,750 $	6,716
AXA SA			Wachovia Capital Trust III
8.60%, 12/15/2030	8,000	9,039	5.80%, 3/29/2049	29,370	21,014

6.38%, 12/29/2049 (a)(e)	35,426	30,024			60,811

6.46%, 12/31/2049 (a)(e)	12,300	10,132
			Savings & Loans - Thrifts (0.08%)
Hartford Financial Services Group Inc			Sovereign Capital Trust VI
8.13%, 6/15/2068 (e)	10,900	10,137	7.91%, 6/13/2036	2,050	1,828
MetLife Capital Trust IV
7.88%, 12/15/2037 (a)	24,500	23,704	Special Purpose Banks (0.05%)
MetLife Capital Trust X			Agfirst Farm Credit Bank
9.25%, 4/ 8/2068 (a)	22,000	23,980	7.30%, 10/31/2049 (a)(c)	1,850	1,289
MMI Capital Trust I
7.63%, 12/15/2027	1,073	877	Special Purpose Entity (2.58%)
USF&G Capital III			BankBoston Capital Trust IV
8.31%, 7/ 1/2046 (a)	2,000	1,907	0.91%, 6/ 8/2028 (e)	5,000	2,847
XL Capital Ltd			Capital One Capital IV
6.50%, 12/31/2049 (e)	22,000	16,747	6.75%, 2/17/2037	28,620	23,039

		128,257	Corestates Capital I

			8.00%, 12/15/2026 (a)	1,725	1,704
Mutual Insurance (1.26%)
			Deutsche Bank Capital Funding Trust I
Liberty Mutual Group Inc
7.80%, 3/15/2037 (a)	2,000	1,680	3.25%, 12/29/2049 (a)(e)	5,735	3,957
10.75%, 6/15/2058 (a)(e)	22,000	23,100	Glen Meadow Pass-Through Trust
			6.51%, 2/12/2067 (a)(e)	5,000	3,800
Oil Insurance Ltd
7.56%, 12/29/2049 (a)(e)	8,000	5,650	Goldman Sachs Capital I

			6.35%, 2/15/2034	15,000	14,209
		30,430

			JP Morgan Chase Capital XX
Property & Casualty Insurance (1.29%)			6.55%, 9/29/2036	9,950	9,278
ACE Capital Trust II			Old Mutual Capital Funding
9.70%, 4/ 1/2030	3,690	4,078	8.00%, 5/29/2049	4,000	3,417

Chubb Corp					62,251

6.38%, 3/29/2037 (e)	9,600	8,712
			Tools - Hand Held (0.60%)
Everest Reinsurance Holdings Inc
6.60%, 5/15/2037 (e)	6,700	4,824	Stanley Works/The
			5.90%, 12/ 1/2045 (e)	16,130	14,396
Progressive Corp/The
6.70%, 6/15/2037	15,550	13,621

			Transport - Rail (0.52%)
		31,235

			BNSF Funding Trust I
Regional Banks (2.52%)			6.61%, 12/15/2055 (e)	13,150	12,443

Fifth Third Capital Trust IV			TOTAL BONDS	$ 789,984

6.50%, 4/15/2037 (e)	8,000	5,700
			REPURCHASE AGREEMENTS (2.60%)
First Union Capital II
7.95%, 11/15/2029	700	694	Diversified Banking Institutions (2.60%)
			Investment in Joint Trading Account; Bank
Mellon Capital IV
			of America Repurchase Agreement; 0.06%
6.24%, 6/29/2049 (e)	4,000	3,130
			dated 10/30/09 maturing 11/02/09
PNC Financial Services Group Inc			(collateralized by Sovereign Agency
8.25%, 5/29/2049 (e)	5,000	5,013	Issues; $16,014,000; 0.00% - 5.75%; dated
PNC Preferred Funding Trust I			11/02/09 - 07/15/32)	$ 15,701$	15,701
6.52%, 12/31/2049 (a)(e)	6,700	4,736	Investment in Joint Trading Account; Credit
SunTrust Capital VIII			Suisse Repurchase Agreement; 0.06%
6.10%, 12/15/2036	13,359	9,451	dated 10/30/09 maturing 11/02/09
			(collateralized by US Treasury Notes;
SunTrust Preferred Capital I
			$16,014,000; 1.38% - 2.00%; dated
5.85%, 12/31/2049 (e)	6,677	4,357
			02/28/10 - 09/15/12)	15,701	15,701

See accompanying notes

503

Schedule of Investments Preferred Securities Fund

October 31, 2009

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $16,014,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	$ 15,700$	15,700
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $16,014,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	15,700	15,700

		62,802

TOTAL REPURCHASE AGREEMENTS	$ 62,802

Total Investments	$ 2,395,172
Other Assets in Excess of Liabilities, Net - 0.70%		16,903

TOTAL NET ASSETS - 100.00%	$ 2,412,075

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $389,534 or 16.15% of net assets.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,710 or 0.11% of net assets.

(c)	Security is Illiquid

(d)	Non-Income Producing Security

(e)	Variable Rate. Rate shown is in effect at October 31, 2009.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 290,172
Unrealized Depreciation	(131,706)

Net Unrealized Appreciation (Depreciation)	158,466
Cost for federal income tax purposes	2,227,390
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	84.12%
Utilities	8.89%
Communications	4.12%
Industrial	1.11%
Exchange Traded Funds	0.38%
Government	0.34%
Energy	0.21%
Consumer, Non-cyclical	0.13%
Other Assets in Excess of Liabilities, Net	0.70%

TOTAL NET ASSETS	100.00%

See accompanying notes

504

     Schedule of Investments Principal Capital Appreciation Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.37%)			COMMON STOCKS (continued)
Aerospace & Defense (1.90%)			Building & Construction Products -
Boeing Co/The	212,083 $	10,138	Miscellaneous (0.48%)
			Simpson Manufacturing Co Inc	182,951 $	4,279
Northrop Grumman Corp	72,780	3,648
Teledyne Technologies Inc (a)	87,775	2,998

			Building Products - Cement & Aggregate (0.09%)
		16,784

			Cemex SAB de CV ADR (a)	76,372	793
Agricultural Chemicals (0.37%)
Potash Corp of Saskatchewan Inc	34,905	3,239	Cellular Telecommunications (0.11%)
			China Mobile Ltd ADR	20,650	965
Agricultural Operations (0.37%)
Archer-Daniels-Midland Co	109,850	3,309	Commercial Banks (0.65%)
			City National Corp/CA	100,411	3,782
Airlines (0.66%)			East West Bancorp Inc	96,573	872
Alaska Air Group Inc (a)	130,867	3,366	Westamerica Bancorporation	23,094	1,104

Cathay Pacific Airways Ltd ADR (a)	301,800	2,469			5,758

		5,835

			Commercial Services - Finance (0.21%)
Apparel Manufacturers (0.61%)			Visa Inc	24,550	1,860
Columbia Sportswear Co	102,149	3,887
True Religion Apparel Inc (a)	57,587	1,484	Computer Aided Design (0.19%)

		5,371	Autodesk Inc (a)	65,875	1,642

Applications Software (3.88%)			Computers (2.91%)
Actuate Corp (a)	462,917	2,319	Apple Inc (a)	31,590	5,955
Microsoft Corp	1,074,372	29,792	Hewlett-Packard Co	332,175	15,765
Quest Software Inc (a)	123,125	2,065	IBM Corp	33,040	3,985

		34,176			25,705

Athletic Footwear (1.39%)			Computers - Integrated Systems (0.14%)
Nike Inc	196,617	12,226	Echelon Corp (a)	87,650	1,196

Auto - Car & Light Trucks (0.47%)			Consumer Products - Miscellaneous (1.90%)
Toyota Motor Corp ADR	52,661	4,154	Clorox Co	200,080	11,851
			Kimberly-Clark Corp	65,075	3,980
Auto - Medium & Heavy Duty Trucks (1.33%)
			WD-40 Co	28,225	889

PACCAR Inc	314,462	11,764
					16,720

Auto/Truck Parts & Equipment - Original (0.42%)			Cosmetics & Toiletries (0.86%)
Johnson Controls Inc	154,000	3,684	Alberto-Culver Co	37,207	998
			Procter & Gamble Co	113,525	6,584

Beverages - Non-Alcoholic (0.16%)					7,582

PepsiAmericas Inc	49,265	1,441
			Dialysis Centers (0.61%)
Beverages - Wine & Spirits (0.14%)			DaVita Inc (a)	101,250	5,369
Brown-Forman Corp	26,247	1,281
			Disposable Medical Products (0.12%)
Building - Heavy Construction (0.42%)			CR Bard Inc	14,200	1,066
Granite Construction Inc	129,264	3,692
			Diversified Banking Institutions (0.91%)
Building - Mobile Home & Manufactured Housing (0.11%)			Barclays PLC ADR	32,750	684
Winnebago Industries (a)	84,692	974	JP Morgan Chase & Co	174,994	7,310

					7,994

Building - Residential & Commercial (0.20%)
			Diversified Manufacturing Operations (0.66%)
KB Home	123,300	1,748
			Crane Co	8,000	223

See accompanying notes

505

     Schedule of Investments Principal Capital Appreciation Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Food - Retail (continued)
(continued)			Kroger Co/The	105,650 $	2,443
General Electric Co	392,118 $	5,591

			Safeway Inc	233,900	5,223

		5,814

					13,786

E-Commerce - Products (0.81%)
			Forestry (1.56%)
Amazon.com Inc (a)	59,870	7,113
			Plum Creek Timber Co Inc	120,875	3,782
			Weyerhaeuser Co	275,175	10,000

Electric - Integrated (1.26%)
					13,782

Edison International	119,025	3,787
PG&E Corp	179,600	7,344	Gas - Distribution (1.48%)

		11,131	Northwest Natural Gas Co	10,950	458

			Sempra Energy	245,350	12,623

Electronic Components - Semiconductors (2.21%)
					13,081

Intel Corp	639,650	12,224
LSI Corp (a)	377,451	1,932	Hotels & Motels (0.45%)
QLogic Corp (a)	185,100	3,247	Red Lion Hotels Corp (a)	834,861	3,982
Supertex Inc (a)	86,035	2,086

		19,489	Human Resources (0.86%)

			AMN Healthcare Services Inc (a)	124,248	1,034
Electronic Design Automation (0.06%)			Resources Connection Inc (a)	139,454	2,408
Mentor Graphics Corp (a)	75,000	548
			Robert Half International Inc	96,600	2,241
			TrueBlue Inc (a)	160,000	1,936

Electronic Forms (1.59%)
					7,619

Adobe Systems Inc (a)	426,430	14,047
			Industrial Automation & Robots (0.02%)
Electronic Measurement Instruments (0.86%)			Intermec Inc (a)	17,210	212
FLIR Systems Inc (a)	31,300	870
Itron Inc (a)	72,950	4,380	Instruments - Scientific (2.09%)
Trimble Navigation Ltd (a)	110,048	2,308	Dionex Corp (a)	161,338	10,952

		7,558	FEI Co (a)	233,092	5,550

			Waters Corp (a)	33,250	1,909

Engineering - Research & Development Services (0.96%)
					18,411

Jacobs Engineering Group Inc (a)	201,176	8,508
			Internet Application Software (0.29%)
Enterprise Software & Services (1.32%)			Art Technology Group Inc (a)	622,819	2,566
Informatica Corp (a)	112,000	2,378
Omnicell Inc (a)	92,513	910	Investment Management & Advisory Services (2.02%)
Oracle Corp	252,394	5,325	Franklin Resources Inc	170,500	17,839
Sybase Inc (a)	76,328	3,020

		11,633	Lasers - Systems & Components (0.07%)

			Electro Scientific Industries Inc (a)	56,863	622
Fiduciary Banks (0.36%)
State Street Corp	75,000	3,149	Life & Health Insurance (1.05%)
			StanCorp Financial Group Inc	253,460	9,305
Finance - Investment Banker & Broker (2.05%)
Charles Schwab Corp/The	1,041,237	18,055	Machinery - Material Handling (0.15%)
			Cascade Corp	51,893	1,289
Food - Miscellaneous/Diversified (0.91%)
Campbell Soup Co	48,050	1,526	Medical - Biomedical/Gene (2.28%)
General Mills Inc	72,031	4,748	Amgen Inc (a)	62,385	3,352
Ralcorp Holdings Inc (a)	31,875	1,712	Dendreon Corp (a)	91,116	2,302

		7,986	Gilead Sciences Inc (a)	195,344	8,312

Food - Retail (1.56%)			Life Technologies Corp (a)	98,409	4,642
Dairy Farm International Holdings Ltd ADR	207,803	6,120
See accompanying notes

506

     Schedule of Investments Principal Capital Appreciation Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Oil & Gas Drilling (0.15%)
Martek Biosciences Corp (a)	84,772 $	1,523	Nabors Industries Ltd (a)	65,576 $	1,366

		20,131

			Oil Company - Exploration & Production (6.91%)
Medical - Drugs (2.36%)
			Apache Corp	147,900	13,920
Allergan Inc/United States	246,605	13,871
			Berry Petroleum Co	209,831	5,321
Bristol-Myers Squibb Co	243,200	5,302
			CNOOC Ltd ADR	19,890	2,962
Forest Laboratories Inc (a)	58,429	1,617

			Devon Energy Corp	105,350	6,817
		20,790

			Occidental Petroleum Corp	370,038	28,079
Medical - Generic Drugs (0.32%)			XTO Energy Inc	91,400	3,799

Teva Pharmaceutical Industries Ltd ADR	22,500	1,136			60,898

Watson Pharmaceuticals Inc (a)	48,032	1,653

			Oil Company - Integrated (3.97%)
		2,789

			Chevron Corp	389,593	29,820
Medical - HMO (0.08%)			Total SA ADR	87,000	5,226

Health Net Inc (a)	46,010	686			35,046

Medical - Nursing Homes (0.10%)			Oil Field Machinery & Equipment (0.04%)
Sun Healthcare Group Inc (a)	98,830	897	Natural Gas Services Group Inc (a)	18,964	320

Medical - Wholesale Drug Distribution (1.55%)			Power Converter & Supply Equipment (0.10%)
McKesson Corp	233,442	13,710	Sunpower Corp - Class B (a)	40,696	882

Medical Information Systems (0.10%)			Property & Casualty Insurance (0.31%)
Quality Systems Inc	14,963	913	Fidelity National Financial Inc	31,550	428
			Mercury General Corp	63,021	2,298

Medical Instruments (0.94%)					2,726

Beckman Coulter Inc	81,782	5,261	Regional Banks (2.49%)
Techne Corp	47,893	2,994	US Bancorp	81,375	1,889

		8,255	Wells Fargo & Co	728,293	20,043

Medical Products (2.09%)					21,932

Becton Dickinson and Co	38,733	2,648	REITS - Apartments (0.17%)
Johnson & Johnson	128,816	7,607	Essex Property Trust Inc	20,035	1,506
Varian Medical Systems Inc (a)	199,275	8,166

		18,421	REITS - Healthcare (1.21%)

			HCP Inc	243,285	7,199
Metal Processors & Fabrication (0.86%)
Precision Castparts Corp	79,171	7,551	Nationwide Health Properties Inc	106,863	3,446

					10,645

Motorcycle/Motor Scooter (0.13%)			REITS - Office Property (0.60%)
Harley-Davidson Inc	47,236	1,177	Alexandria Real Estate Equities Inc	97,986	5,308

Multimedia (1.56%)			Respiratory Products (0.40%)
Walt Disney Co/The	502,160	13,744	ResMed Inc (a)	71,500	3,519

Networking Products (1.85%)			Retail - Apparel & Shoe (1.46%)
Cisco Systems Inc (a)	625,550	14,294	Nordstrom Inc	323,386	10,277
Polycom Inc (a)	92,942	1,995	Ross Stores Inc	59,800	2,632

		16,289			12,909

Non-Hazardous Waste Disposal (0.67%)			Retail - Automobile (0.56%)
Waste Connections Inc (a)	188,325	5,919	Copart Inc (a)	153,995	4,954

See accompanying notes

507

     Schedule of Investments Principal Capital Appreciation Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Building Products (0.31%)			Transport - Truck (0.29%)
Home Depot Inc	109,400 $	2,745	Con-way Inc	77,407$	2,554

Retail - Discount (2.17%)			Travel Services (0.25%)
Costco Wholesale Corp	336,390	19,124	Ambassadors Group Inc	175,329	2,228

Retail - Drug Store (0.27%)			Ultra Sound Imaging Systems (0.37%)
CVS Caremark Corp	68,500	2,418	SonoSite Inc (a)	131,021	3,248

Retail - Restaurants (2.34%)			Veterinary Diagnostics (0.62%)
Jack in the Box Inc (a)	159,791	2,998	VCA Antech Inc (a)	229,975	5,478
McDonald's Corp	104,475	6,123
Starbucks Corp (a)	606,375	11,509	Water (0.49%)

		20,630	California Water Service Group	117,650	4,302

Savings & Loans - Thrifts (1.61%)			Water Treatment Systems (0.07%)
Washington Federal Inc	826,509	14,175	Energy Recovery Inc (a)	113,876	635

Semiconductor Component - Integrated Circuits (0.63%)			Web Portals (1.48%)
Cypress Semiconductor Corp (a)	239,415	2,018	Google Inc (a)	24,295	13,025
Linear Technology Corp	135,600	3,510

		5,528	Wireless Equipment (0.38%)

			Qualcomm Inc	80,975	3,353
Semiconductor Equipment (0.71%)
Applied Materials Inc	315,522	3,850
			Wound, Burn & Skin Care (0.13%)
KLA-Tencor Corp	53,250	1,731	Obagi Medical Products Inc (a)	109,878	1,123

Novellus Systems Inc (a)	31,600	650

			TOTAL COMMON STOCKS	$ 867,495

		6,231

				Principal
Steel - Producers (1.46%)				Amount	Value
Reliance Steel & Aluminum Co	123,750	4,515		(000's)	(000's)

Schnitzer Steel Industries Inc	193,323	8,359	REPURCHASE AGREEMENTS (1.60%)

		12,874	Diversified Banking Institutions (1.60%)

Steel Pipe & Tube (0.22%)			Investment in Joint Trading Account; Bank
Northwest Pipe Co (a)	64,175	1,932	of America Repurchase Agreement; 0.06%
			dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
Telephone - Integrated (2.82%)			Issues; $3,597,000; 0.00% - 5.75%; dated
AT&T Inc	516,600	13,261	11/02/09 - 07/15/32)	$ 3,527$	3,527
Verizon Communications Inc	391,175	11,575	Investment in Joint Trading Account; Credit

		24,836	Suisse Repurchase Agreement; 0.06%

			dated 10/30/09 maturing 11/02/09
Toys (0.47%)			(collateralized by US Treasury Notes;
Mattel Inc	218,035	4,127	$3,597,000; 1.38% - 2.00%; dated
			02/28/10 - 09/15/12)	3,527	3,527
Transport - Equipment & Leasing (0.11%)			Investment in Joint Trading Account;
Greenbrier Cos Inc	113,000	1,003	Deutsche Bank Repurchase Agreement;
			0.06% dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
Transport - Rail (0.28%)
			Issues; $3,597,000; 1.88% - 3.75%; dated
Union Pacific Corp	44,300	2,443	12/06/10 - 08/24/12)	3,527	3,527

Transport - Services (1.37%)
Expeditors International of Washington Inc	374,558	12,068

See accompanying notes

508

Schedule of Investments Principal Capital Appreciation Fund

October 31, 2009

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $3,597,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	$ 3,527$	3,527

14,108

TOTAL REPURCHASE AGREEMENTS	$ 14,108

Total Investments	$ 881,603
Other Assets in Excess of Liabilities, Net - 0.03%		289

TOTAL NET ASSETS - 100.00%	$ 881,892

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 276,196
Unrealized Depreciation	(40,031)

Net Unrealized Appreciation (Depreciation)	236,165
Cost for federal income tax purposes	645,438
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	18.95%
Financial	15.03%
Technology	13.73%
Consumer, Cyclical	13.61%
Industrial	11.67%
Energy	11.07%
Communications	9.29%
Basic Materials	3.39%
Utilities	3.23%
Other Assets in Excess of Liabilities, Net	0.03%

TOTAL NET ASSETS	100.00%

See accompanying notes

509

     Schedule of Investments Principal LifeTime 2010 Fund

October 31, 2009

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Fixed Income Funds	47.10%

			Domestic Equity Funds	38.83%
INVESTMENT COMPANIES (100.01%)			International Equity Funds	14.08%
Principal Funds, Inc. Institutional Class (100.01%)			Liabilities in Excess of Other Assets, Net	(0.01%)

Bond & Mortgage Securities Fund (a)	27,634,216$	267,499	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	17,097,440	188,756
Disciplined LargeCap Blend Fund (a)	12,973,709	135,056
Global Diversified Income Fund (a)	2,903,790	36,936
High Yield Fund I (a)	5,244,939	55,963
Inflation Protection Fund (a)	8,089,712	61,239
International Emerging Markets Fund (a)	1,828,014	37,767
International Fund I (a)	6,218,199	64,110
International Growth Fund (a)	8,316,752	64,621
International Value Fund I (a)	6,031,943	64,542
LargeCap Blend Fund I (a)	10,641,872	72,045
LargeCap Growth Fund (a)	9,156,078	58,141
LargeCap Growth Fund I (a)	9,638,360	67,661
LargeCap Value Fund (a)	4,808,865	37,750
LargeCap Value Fund I (a)	4,227,957	38,559
LargeCap Value Fund III (a)	4,473,299	38,783
MidCap Growth Fund III (a)(b)	3,028,299	22,531
MidCap Value Fund I (a)	2,366,441	22,931
Money Market Fund (a)	4,161,570	4,162
Preferred Securities Fund (a)	12,258,698	108,367
Real Estate Securities Fund (a)	8,842,836	102,754
SmallCap Growth Fund I (a)(b)	1,863,690	13,102
SmallCap S&P 600 Index Fund (a)	1,261,937	14,487
SmallCap Value Fund (a)	942,825	10,974
SmallCap Value Fund I (a)	246,346	2,665
Ultra Short Bond Fund (a)	7,119,381	50,263

		1,641,664

TOTAL INVESTMENT COMPANIES	$ 1,641,664

Total Investments	$ 1,641,664
Liabilities in Excess of Other Assets, Net - (0.01)%		(235)

TOTAL NET ASSETS - 100.00%	$ 1,641,429

(a)	Affiliated Security

(b)	Non-Income Producing Security

(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 66,182
Unrealized Depreciation	(396,629)

Net Unrealized Appreciation (Depreciation)	(330,447)
Cost for federal income tax purposes	1,972,111
All dollar amounts are shown in thousands (000's)

See accompanying notes

510

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	50,234,063 $	533,899	2,117,381	$ 18,040	24,717,228	$ 212,785	27,634,216 $	297,533
Core Plus Bond Fund I	613,773	6,132	17,709,969	186,995	1,226,302	12,561	17,097,440	180,554
Disciplined LargeCap Blend Fund	11,984,691	178,644	2,483,615	22,060	1,494,597	12,741	12,973,709	187,443
Global Diversified Income Fund	-	-	2,993,242	30,135	89,452	1,032	2,903,790	29,105
High Yield Fund I	5,264,718	54,628	1,924,247	14,958	1,944,026	15,097	5,244,939	51,450
Inflation Protection Fund	7,998,693	75,616	956,876	5,795	865,857	6,085	8,089,712	75,237
International Emerging Markets Fund	1,713,188	47,050	371,994	5,220	257,168	3,512	1,828,014	48,644
International Fund I	2,621,497	43,553	4,354,501	36,198	757,799	5,908	6,218,199	73,716
International Growth Fund	12,426,357	152,503	576,876	4,040	4,686,481	31,712	8,316,752	111,016
International Value Fund I	4,090,171	36,992	2,677,188	23,684	735,416	5,809	6,031,943	54,697
LargeCap Blend Fund I	9,754,682	95,603	2,129,493	12,148	1,242,303	6,788	10,641,872	100,652
LargeCap Growth Fund	8,636,745	64,500	1,563,772	8,440	1,044,439	5,470	9,156,078	67,402
LargeCap Growth Fund I	9,299,796	78,712	1,379,370	7,370	1,040,806	5,369	9,638,360	80,508
LargeCap Value Fund	4,170,945	48,699	1,742,613	11,723	1,104,693	7,738	4,808,865	51,495
LargeCap Value Fund I	3,573,597	49,756	1,407,400	10,436	753,040	5,613	4,227,957	53,315
LargeCap Value Fund III	3,402,381	44,312	1,626,900	11,756	555,982	3,914	4,473,299	51,987
MidCap Growth Fund III	461,239	4,743	2,933,129	15,223	366,069	2,050	3,028,299	17,903
MidCap Value Fund I	390,820	4,854	2,251,422	16,406	275,801	2,049	2,366,441	19,182
Money Market Fund	1,892,286	1,892	6,748,500	6,749	4,479,216	4,479	4,161,570	4,162
Preferred Securities Fund	13,171,121	138,336	1,081,456	7,470	1,993,879	12,318	12,258,698	129,109
Real Estate Securities Fund	6,693,925	124,646	3,810,600	33,226	1,661,689	15,139	8,842,836	142,077
SmallCap Growth Fund I	311,929	2,764	1,737,612	21,098	185,851	1,015	1,863,690	22,819
SmallCap Growth Fund III	2,434,092	29,439	-	-	2,434,092	23,911	-	-
SmallCap S&P 600 Index Fund	2,319,512	35,697	223,321	2,168	1,280,896	11,756	1,261,937	22,115
SmallCap Value Fund	1,592,868	29,564	30,247	343	680,290	6,585	942,825	18,071
SmallCap Value Fund I	190,488	2,783	122,517	1,130	66,659	585	246,346	3,307
Ultra Short Bond Fund	7,144,188	70,698	202,534	1,459	227,341	1,606	7,119,381	70,500

	$ 1,956,015			$ 514,270		$ 423,627	$ 1,963,999

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Bond & Mortgage Securities Fund	$ 17,000			$ (41,621)			$ -
Core Plus Bond Fund I		2,760			(12)			25
Disciplined LargeCap Blend Fund		2,378			(520)			-
Global Diversified Income Fund		1,879			2			-
High Yield Fund I		3,132			(3,039)			-
Inflation Protection Fund			86		(89)			-
International Emerging Markets Fund			368		(114)			-
International Fund I			743		(127)			-
International Growth Fund		2,007			(13,815)			-
International Value Fund I			79		(170)			-
LargeCap Blend Fund I		1,265			(311)			-
LargeCap Growth Fund			94		(68)			-
LargeCap Growth Fund I			8		(205)			-
LargeCap Value Fund			773		(1,189)			-
LargeCap Value Fund I			647		(1,264)			-
LargeCap Value Fund III			761		(167)			-
MidCap Growth Fund III			-		(13)			-
MidCap Value Fund I			228		(29)			-
Money Market Fund			13		-			-
Preferred Securities Fund		7,475			(4,379)			-
Real Estate Securities Fund		2,564			(656)			-
SmallCap Growth Fund I			-		(28)			-
SmallCap Growth Fund III			-		(5,528)			-
SmallCap S&P 600 Index Fund			369		(3,994)			749
SmallCap Value Fund			101		(5,251)			-
SmallCap Value Fund I			29		(21)			-
Ultra Short Bond Fund		1,288			(51)			-

	$ 46,047			$ (82,659)			$ 774

See accompanying notes

511

     Schedule of Investments Principal LifeTime 2015 Fund

October 31, 2009

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	45.52%

			Fixed Income Funds	35.88%
INVESTMENT COMPANIES (99.89%)			International Equity Funds	18.49%
Principal Funds, Inc. Institutional Class (99.89%)			Other Assets in Excess of Liabilities, Net	0.11%

Bond & Mortgage Securities Fund (a)	4,439,308 $	42,972	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	3,770,543	41,627
Disciplined LargeCap Blend Fund (a)	2,972,649	30,945
High Yield Fund I (a)	1,452,846	15,502
Inflation Protection Fund (a)	614,269	4,650
International Emerging Markets Fund (a)	525,104	10,849
International Fund I (a)	1,525,175	15,724
International Growth Fund (a)	1,966,665	15,281
International Value Fund I (a)	1,523,904	16,306
LargeCap Blend Fund I (a)	2,509,794	16,991
LargeCap Growth Fund (a)	2,051,005	13,024
LargeCap Growth Fund I (a)	2,057,074	14,441
LargeCap Value Fund (a)	1,087,248	8,535
LargeCap Value Fund I (a)	976,102	8,902
LargeCap Value Fund III (a)	1,007,011	8,731
MidCap Growth Fund III (a)(b)	685,875	5,103
MidCap Value Fund I (a)	523,115	5,069
Money Market Fund (a)	4,512,633	4,513
Preferred Securities Fund (a)	405,484	3,584
Real Estate Securities Fund (a)	1,854,439	21,549
SmallCap Growth Fund I (a)(b)	427,815	3,007
SmallCap S&P 600 Index Fund (a)	350,843	4,028
SmallCap Value Fund (a)	122,862	1,430
SmallCap Value Fund I (a)	130,237	1,409

		314,172

TOTAL INVESTMENT COMPANIES	$ 314,172

Total Investments	$ 314,172
Other Assets in Excess of Liabilities, Net - 0.11%		340

TOTAL NET ASSETS - 100.00%	$ 314,512

(a)	Affiliated Security

(b)	Non-Income Producing Security

(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 41,856
Unrealized Depreciation	(9,515)

Net Unrealized Appreciation (Depreciation)	32,341
Cost for federal income tax purposes	281,831
All dollar amounts are shown in thousands (000's)

See accompanying notes

512

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	1,426,667 $	13,823	3,371,550	$ 28,942	358,909	$ 3,177	4,439,308 $	39,457
Core Plus Bond Fund I	194,995	1,948	3,815,148	39,896	239,600	2,563	3,770,543	39,282
Disciplined LargeCap Blend Fund	531,456	6,875	2,603,638	23,447	162,445	1,600	2,972,649	28,720
High Yield Fund I	320,572	3,169	1,208,933	10,002	76,659	736	1,452,846	12,439
Inflation Protection Fund	121,270	1,024	534,745	3,787	41,746	307	614,269	4,505
International Emerging Markets Fund	80,906	1,887	468,777	6,702	24,579	447	525,104	8,143
International Fund I	328,821	4,782	1,275,078	10,363	78,724	740	1,525,175	14,380
International Growth Fund	251,280	2,544	1,818,640	11,724	103,255	737	1,966,665	13,531
International Value Fund I	208,923	1,886	1,390,658	11,651	75,677	737	1,523,904	12,799
LargeCap Blend Fund I	454,480	3,775	2,193,912	12,702	138,598	879	2,509,794	15,595
LargeCap Growth Fund	364,546	2,966	1,798,531	9,826	112,072	675	2,051,005	12,117
LargeCap Growth Fund I	387,354	2,900	1,775,605	9,672	105,885	672	2,057,074	11,897
LargeCap Value Fund	193,615	1,955	953,563	6,555	59,930	449	1,087,248	8,062
LargeCap Value Fund I	169,300	1,953	859,645	6,544	52,843	448	976,102	8,048
LargeCap Value Fund III	176,047	1,953	886,047	6,554	55,083	449	1,007,011	8,057
MidCap Growth Fund III	116,192	1,076	605,557	3,589	35,874	249	685,875	4,415
MidCap Value Fund I	92,964	1,075	457,607	3,605	27,456	248	523,115	4,430
Money Market Fund	1,018,875	1,019	3,800,986	3,801	307,228	307	4,512,633	4,513
Preferred Securities Fund	493,290	4,205	42,096	291	129,902	1,019	405,484	3,459
Real Estate Securities Fund	271,225	4,272	1,679,939	15,302	96,725	1,018	1,854,439	18,556
SmallCap Growth Fund I	39,441	337	409,394	2,525	21,020	142	427,815	2,719
SmallCap Growth Fund III	36,594	340	33,140	193	69,734	533	-	-
SmallCap S&P 600 Index Fund	58,098	879	311,694	3,021	18,949	207	350,843	3,693
SmallCap Value Fund	22,400	340	107,460	1,137	6,998	81	122,862	1,396
SmallCap Value Fund I	23,894	336	112,712	1,061	6,369	66	130,237	1,331

	$ 67,319			$ 232,892		$ 18,486	$ 281,544

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 1,176			$ (131)			$ -
Core Plus Bond Fund I			762		1			14
Disciplined LargeCap Blend Fund			153		(2)			-
High Yield Fund I			295		4			-
Inflation Protection Fund			5		1			-
International Emerging Markets Fund			30		1			-
International Fund I			87		(25)			-
International Growth Fund			80		-			-
International Value Fund I			8		(1)			-
LargeCap Blend Fund I			83		(3)			-
LargeCap Growth Fund			6		-			-
LargeCap Growth Fund I			1		(3)			-
LargeCap Value Fund			58		1			-
LargeCap Value Fund I			47		(1)			-
LargeCap Value Fund III			57		(1)			-
MidCap Growth Fund III			-		(1)			-
MidCap Value Fund I			17		(2)			-
Money Market Fund			11		-			-
Preferred Securities Fund			287		(18)			-
Real Estate Securities Fund			391		-			-
SmallCap Growth Fund I			-		(1)			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			25		-			49
SmallCap Value Fund			3		-			-
SmallCap Value Fund I			5		-			-

	$ 3,587			$ (181)			$ 63

See accompanying notes

513

     Schedule of Investments Principal LifeTime 2020 Fund

October 31, 2009

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	48.01%

			Fixed Income Funds	33.11%
INVESTMENT COMPANIES (100.14%)			International Equity Funds	19.02%
Principal Funds, Inc. Institutional Class (100.14%)			Liabilities in Excess of Other Assets, Net	(0.14%)

Bond & Mortgage Securities Fund (a)	53,885,169$	521,608	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	33,106,275	365,493
Disciplined LargeCap Blend Fund (a)	39,892,865	415,285
High Yield Fund I (a)	20,887,746	222,872
International Emerging Markets Fund (a)	6,028,157	124,542
International Fund I (a)	20,877,566	215,248
International Growth Fund (a)	27,581,935	214,312
International Value Fund I (a)	20,217,987	216,332
LargeCap Blend Fund I (a)	32,338,150	218,929
LargeCap Growth Fund (a)	29,697,315	188,578
LargeCap Growth Fund I (a)	32,271,873	226,549
LargeCap Value Fund (a)	16,243,283	127,510
LargeCap Value Fund I (a)	14,095,111	128,547
LargeCap Value Fund III (a)	14,907,493	129,248
MidCap Growth Fund III (a)(b)	9,505,407	70,720
MidCap Value Fund I (a)	6,912,847	66,986
Preferred Securities Fund (a)	26,158,784	231,244
Real Estate Securities Fund (a)	17,388,784	202,058
SmallCap Growth Fund I (a)(b)	7,797,219	54,814
SmallCap S&P 600 Index Fund (a)	5,068,940	58,191
SmallCap Value Fund (a)	4,008,799	46,662
SmallCap Value Fund I (a)	964,790	10,439

		4,056,167

TOTAL INVESTMENT COMPANIES	$ 4,056,167

Total Investments	$ 4,056,167
Liabilities in Excess of Other Assets, Net - (0.14)%		(5,520)

TOTAL NET ASSETS - 100.00%	$ 4,050,647

(a)	Affiliated Security

(b)	Non-Income Producing Security

(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 163,226
Unrealized Depreciation	(979,242)

Net Unrealized Appreciation (Depreciation)	(816,016)
Cost for federal income tax purposes	4,872,183
All dollar amounts are shown in thousands (000's)

See accompanying notes

514

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	83,370,396 $	880,310	3,724,859	$ 31,788	33,210,086	$ 288,020	53,885,169 $	576,986
Core Plus Bond Fund I	2,012,707	20,092	32,956,334	349,354	1,862,766	19,371	33,106,275	350,072
Disciplined LargeCap Blend Fund	33,932,265	498,476	8,445,596	77,086	2,484,996	21,338	39,892,865	553,354
High Yield Fund I	17,077,353	176,164	5,022,869	39,821	1,212,476	9,764	20,887,746	206,241
International Emerging Markets Fund	5,151,195	139,172	1,335,533	19,897	458,571	6,202	6,028,157	152,784
International Fund I	8,718,196	142,739	13,479,955	111,388	1,320,585	10,349	20,877,566	243,407
International Growth Fund	33,562,863	409,966	2,602,464	18,224	8,583,392	58,205	27,581,935	353,128
International Value Fund I	12,357,203	111,821	9,157,808	79,086	1,297,024	10,302	20,217,987	180,211
LargeCap Blend Fund I	26,580,563	255,715	7,835,628	45,729	2,078,041	11,428	32,338,150	289,540
LargeCap Growth Fund	24,025,377	182,605	7,563,378	41,343	1,891,440	9,958	29,697,315	213,775
LargeCap Growth Fund I	28,408,467	239,187	5,771,645	31,860	1,908,239	9,913	32,271,873	261,066
LargeCap Value Fund	11,908,776	137,773	5,351,145	37,787	1,016,638	6,639	16,243,283	168,588
LargeCap Value Fund I	10,560,523	144,475	4,456,561	34,008	921,973	6,593	14,095,111	171,571
LargeCap Value Fund III	10,295,416	134,720	5,558,229	41,342	946,152	6,639	14,907,493	169,097
MidCap Growth Fund III	6,268,564	63,211	3,863,089	21,674	626,246	3,515	9,505,407	81,349
MidCap Value Fund I	4,458,827	60,690	2,924,552	22,343	470,532	3,514	6,912,847	79,416
Preferred Securities Fund	25,758,812	265,440	2,235,982	15,476	1,836,010	11,372	26,158,784	267,877
Real Estate Securities Fund	13,143,000	241,559	5,577,659	50,775	1,331,875	11,373	17,388,784	280,719
SmallCap Growth Fund I	1,261,877	11,300	6,919,327	80,306	383,985	2,102	7,797,219	89,261
SmallCap Growth Fund III	6,536,716	75,587	37,019	239	6,573,735	75,805	-	-
SmallCap S&P 600 Index Fund	5,297,374	88,330	811,828	8,380	1,040,262	9,538	5,068,940	84,529
SmallCap Value Fund	4,250,007	74,141	186,439	2,094	427,647	4,170	4,008,799	70,678
SmallCap Value Fund I	772,322	11,331	322,132	3,150	129,664	1,148	964,790	13,246

	$ 4,364,804			$ 1,163,150		$ 597,258	$ 4,856,895

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 30,164			$ (47,092)			$ -
Core Plus Bond Fund I		5,369			(3)			86
Disciplined LargeCap Blend Fund			6,906		(870)			-
High Yield Fund I		13,356			20			-
International Emerging Markets Fund			1,151		(83)			-
International Fund I		2,621			(371)			-
International Growth Fund		5,456			(16,857)			-
International Value Fund I			252		(394)			-
LargeCap Blend Fund I		3,542			(476)			-
LargeCap Growth Fund			269		(215)			-
LargeCap Growth Fund I			26		(68)			-
LargeCap Value Fund		2,611			(333)			-
LargeCap Value Fund I		2,112			(319)			-
LargeCap Value Fund III		2,413			(326)			-
MidCap Growth Fund III			-		(21)			-
MidCap Value Fund I			669		(103)			-
Preferred Securities Fund		15,599			(1,667)			-
Real Estate Securities Fund		5,027			(242)			-
SmallCap Growth Fund I			-		(243)			-
SmallCap Growth Fund III			-		(21)			-
SmallCap S&P 600 Index Fund		1,392			(2,643)			2,823
SmallCap Value Fund			411		(1,387)			-
SmallCap Value Fund I			115		(87)			-

	$ 99,461			$ (73,801)			$ 2,909

See accompanying notes

515

     Schedule of Investments Principal LifeTime 2025 Fund

October 31, 2009

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	52.81%

			Fixed Income Funds	25.67%
INVESTMENT COMPANIES (99.93%)			International Equity Funds	21.45%
Principal Funds, Inc. Institutional Class (99.93%)			Other Assets in Excess of Liabilities, Net	0.07%

Bond & Mortgage Securities Fund (a)	3,301,586 $	31,959	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	2,766,024	30,537
Disciplined LargeCap Blend Fund (a)	3,482,551	36,253
High Yield Fund I (a)	1,650,775	17,614
International Emerging Markets Fund (a)	660,053	13,637
International Fund I (a)	1,739,205	17,931
International Growth Fund (a)	2,424,752	18,840
International Value Fund I (a)	1,855,027	19,849
LargeCap Blend Fund I (a)	2,944,572	19,935
LargeCap Growth Fund (a)	2,771,403	17,598
LargeCap Growth Fund I (a)	2,813,213	19,749
LargeCap Value Fund (a)	1,482,510	11,638
LargeCap Value Fund I (a)	1,329,864	12,128
LargeCap Value Fund III (a)	1,371,241	11,889
MidCap Growth Fund III (a)(b)	847,662	6,307
MidCap Value Fund I (a)	648,637	6,285
Preferred Securities Fund (a)	449,763	3,976
Real Estate Securities Fund (a)	1,638,735	19,042
SmallCap Growth Fund I (a)	634,219	4,459
SmallCap S&P 600 Index Fund (a)	302,008	3,467
SmallCap Value Fund (a)	179,021	2,084
SmallCap Value Fund I (a)(b)	198,938	2,152

		327,329

TOTAL INVESTMENT COMPANIES	$ 327,329

Total Investments	$ 327,329
Other Assets in Excess of Liabilities, Net - 0.07%		219

TOTAL NET ASSETS - 100.00%	$ 327,548

(a)	Affiliated Security

(b)	Non-Income Producing Security

(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 45,787
Unrealized Depreciation	(12,567)

Net Unrealized Appreciation (Depreciation)	33,220
Cost for federal income tax purposes	294,109
All dollar amounts are shown in thousands (000's)

See accompanying notes

516

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	1,067,273 $	10,386	2,305,865	$ 19,714	71,552	$ 642	3,301,586 $	29,458
Core Plus Bond Fund I	146,386	1,459	3,562,261	37,122	942,623	9,636	2,766,024	28,884
Disciplined LargeCap Blend Fund	677,269	8,861	2,900,531	26,019	95,249	926	3,482,551	33,955
High Yield Fund I	384,985	3,819	1,307,977	10,801	42,187	398	1,650,775	14,222
International Emerging Markets Fund	112,607	2,674	562,523	8,030	15,077	272	660,053	10,432
International Fund I	441,608	6,556	1,345,894	10,983	48,297	451	1,739,205	17,089
International Growth Fund	353,881	3,557	2,135,415	13,722	64,544	455	2,424,752	16,823
International Value Fund I	282,151	2,543	1,620,228	13,549	47,352	454	1,855,027	15,638
LargeCap Blend Fund I	573,178	4,811	2,451,706	14,133	80,312	502	2,944,572	18,442
LargeCap Growth Fund	529,475	4,353	2,317,128	12,624	75,200	447	2,771,403	16,531
LargeCap Growth Fund I	575,847	4,354	2,306,915	12,538	69,549	438	2,813,213	16,454
LargeCap Value Fund	284,301	2,903	1,238,308	8,467	40,099	296	1,482,510	11,074
LargeCap Value Fund I	248,458	2,903	1,116,683	8,451	35,277	296	1,329,864	11,058
LargeCap Value Fund III	257,623	2,903	1,150,448	8,464	36,830	296	1,371,241	11,071
MidCap Growth Fund III	154,531	1,450	715,314	4,232	22,183	152	847,662	5,531
MidCap Value Fund I	124,001	1,450	541,797	4,253	17,161	151	648,637	5,553
Preferred Securities Fund	464,208	4,005	40,799	282	55,244	429	449,763	3,855
Real Estate Securities Fund	255,689	4,078	1,424,808	12,912	41,762	429	1,638,735	16,561
SmallCap Growth Fund I	62,117	533	588,682	3,653	16,580	109	634,219	4,077
SmallCap Growth Fund III	57,311	537	39,553	229	96,864	766	-	-
SmallCap S&P 600 Index Fund	55,524	843	253,977	2,437	7,493	80	302,008	3,200
SmallCap Value Fund	35,236	537	148,743	1,564	4,958	56	179,021	2,045
SmallCap Value Fund I	37,664	533	166,707	1,566	5,433	55	198,938	2,044

	$ 76,048			$ 235,745		$ 17,736	$ 293,997

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 844			$ -			$ -
Core Plus Bond Fund I			546		(61)			9
Disciplined LargeCap Blend Fund			183		1			-
High Yield Fund I			351		-			-
International Emerging Markets Fund			39		-			-
International Fund I			119		1			-
International Growth Fund			104		(1)			-
International Value Fund I			10		-			-
LargeCap Blend Fund I			101		-			-
LargeCap Growth Fund			8		1			-
LargeCap Growth Fund I			1		-			-
LargeCap Value Fund			82		-			-
LargeCap Value Fund I			66		-			-
LargeCap Value Fund III			80		-			-
MidCap Growth Fund III			-		1			-
MidCap Value Fund I			21		1			-
Preferred Securities Fund			282		(3)			-
Real Estate Securities Fund			343		-			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			23		-			43
SmallCap Value Fund			5		-			-
SmallCap Value Fund I			7		-			-

	$ 3,215			$ (60)			$ 52

See accompanying notes

517

     Schedule of Investments Principal LifeTime 2030 Fund

October 31, 2009

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	54.88%

			Fixed Income Funds	23.70%
INVESTMENT COMPANIES (100.07%)			International Equity Funds	21.49%
Principal Funds, Inc. Institutional Class (100.07%)			Liabilities in Excess of Other Assets, Net	(0.07%)

Bond & Mortgage Securities Fund (a)	27,391,152$	265,146	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	16,519,583	182,376
Disciplined LargeCap Blend Fund (a)	40,152,466	417,987
High Yield Fund I (a)	21,502,607	229,433
International Emerging Markets Fund (a)	6,758,272	139,626
International Fund I (a)	20,435,478	210,690
International Growth Fund (a)	26,967,020	209,534
International Value Fund I (a)	19,859,293	212,494
LargeCap Blend Fund I (a)	31,743,807	214,906
LargeCap Growth Fund (a)	31,454,862	199,738
LargeCap Growth Fund I (a)	34,704,220	243,624
LargeCap Value Fund (a)	17,177,872	134,846
LargeCap Value Fund I (a)	14,861,690	135,539
LargeCap Value Fund III (a)	15,662,319	135,792
MidCap Growth Fund III (a)(b)	9,610,461	71,502
MidCap Value Fund I (a)	7,497,878	72,655
Preferred Securities Fund (a)	19,801,397	175,044
Real Estate Securities Fund (a)	15,104,962	175,520
SmallCap Growth Fund I (a)(b)	9,993,702	70,256
SmallCap S&P 600 Index Fund (a)	3,029,827	34,782
SmallCap Value Fund (a)	2,969,105	34,560
SmallCap Value Fund I (a)	2,821,387	30,527

		3,596,577

TOTAL INVESTMENT COMPANIES	$ 3,596,577

Total Investments	$ 3,596,577
Liabilities in Excess of Other Assets, Net - (0.07)%		(2,654)

TOTAL NET ASSETS - 100.00%	$ 3,593,923

(a)	Affiliated Security

(b)	Non-Income Producing Security

(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 163,226
Unrealized Depreciation	(893,584)

Net Unrealized Appreciation (Depreciation)	(730,358)
Cost for federal income tax purposes	4,326,935
All dollar amounts are shown in thousands (000's)

See accompanying notes

518

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	41,368,360 $	435,871	1,858,091	$ 15,861	15,835,299	$ 137,543	27,391,152 $	293,194
Core Plus Bond Fund I	1,292,255	12,905	15,608,802	165,530	381,474	4,042	16,519,583	174,393
Disciplined LargeCap Blend Fund	32,957,147	481,530	8,124,446	74,365	929,127	8,508	40,152,466	547,280
High Yield Fund I	16,995,689	175,066	4,926,374	39,061	419,456	3,527	21,502,607	210,596
International Emerging Markets Fund	5,276,189	142,697	1,655,023	24,393	172,940	2,611	6,758,272	164,468
International Fund I	9,146,256	148,233	11,794,510	99,837	505,288	4,344	20,435,478	243,685
International Growth Fund	34,083,294	412,726	2,338,098	16,656	9,454,372	65,343	26,967,020	344,443
International Value Fund I	12,693,853	114,850	7,660,331	67,225	494,891	4,344	19,859,293	177,683
LargeCap Blend Fund I	25,624,835	244,876	6,891,027	40,632	772,055	4,556	31,743,807	280,885
LargeCap Growth Fund	25,908,112	197,522	6,338,876	35,374	792,126	4,415	31,454,862	228,450
LargeCap Growth Fund I	29,248,069	244,827	6,243,481	34,827	787,330	4,374	34,704,220	275,275
LargeCap Value Fund	13,044,281	149,947	4,554,622	32,442	421,031	2,963	17,177,872	179,383
LargeCap Value Fund I	11,141,619	151,697	4,090,283	32,249	370,212	2,892	14,861,690	181,012
LargeCap Value Fund III	10,549,351	135,814	5,499,253	41,500	386,285	2,932	15,662,319	174,343
MidCap Growth Fund III	6,672,676	66,951	3,179,689	18,067	241,904	1,465	9,610,461	83,546
MidCap Value Fund I	5,111,801	69,356	2,567,014	19,823	180,937	1,467	7,497,878	87,694
Preferred Securities Fund	18,635,074	190,757	1,661,601	11,515	495,278	3,418	19,801,397	198,789
Real Estate Securities Fund	9,703,517	175,289	5,756,550	53,583	355,105	3,417	15,104,962	225,415
SmallCap Growth Fund I	4,280,458	41,646	5,843,231	63,170	129,987	809	9,993,702	104,006
SmallCap Growth Fund III	4,945,660	55,931	150,706	851	5,096,366	56,778	-	-
SmallCap S&P 600 Index Fund	3,027,613	47,718	609,476	6,165	607,262	5,635	3,029,827	47,109
SmallCap Value Fund	3,232,531	54,381	306,449	3,358	569,875	5,565	2,969,105	50,317
SmallCap Value Fund I	2,379,677	41,656	499,865	4,830	58,155	565	2,821,387	45,909

	$ 3,792,246			$ 901,314		$ 331,513	$ 4,317,875

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Bond & Mortgage Securities Fund	$ 15,065			$ (20,995)			$ -
Core Plus Bond Fund I		2,729			-			52
Disciplined LargeCap Blend Fund		6,726			(107)			-
High Yield Fund I		13,171			(4)			-
International Emerging Markets Fund			1,184		(11)			-
International Fund I		2,777			(41)			-
International Growth Fund		5,554			(19,596)			-
International Value Fund I			261		(48)			-
LargeCap Blend Fund I		3,426			(67)			-
LargeCap Growth Fund			291		(31)			-
LargeCap Growth Fund I			27		(5)			-
LargeCap Value Fund		2,868			(43)			-
LargeCap Value Fund I		2,237			(42)			-
LargeCap Value Fund III		2,483			(39)			-
MidCap Growth Fund III			-		(7)			-
MidCap Value Fund I			756		(18)			-
Preferred Securities Fund		11,650			(65)			-
Real Estate Securities Fund			4,189		(40)			-
SmallCap Growth Fund I			-		(1)			-
SmallCap Growth Fund III			-		(4)			-
SmallCap S&P 600 Index Fund			772		(1,139)			1,562
SmallCap Value Fund			286		(1,857)			-
SmallCap Value Fund I			339		(12)			-

	$ 76,791			$ (44,172)			$ 1,614

See accompanying notes

519

     Schedule of Investments Principal LifeTime 2035 Fund

October 31, 2009

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	57.82%

			International Equity Funds	24.61%
INVESTMENT COMPANIES (99.90%)			Fixed Income Funds	17.47%
Principal Funds, Inc. Institutional Class (99.90%)			Other Assets in Excess of Liabilities, Net	0.10%

Bond & Mortgage Securities Fund (a)	1,240,605 $	12,009	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	993,251	10,966
Disciplined LargeCap Blend Fund (a)	2,343,281	24,394
High Yield Fund I (a)	1,024,341	10,930
International Emerging Markets Fund (a)	479,991	9,917
International Fund I (a)	1,313,271	13,540
International Growth Fund (a)	1,748,835	13,588
International Value Fund I (a)	1,255,592	13,435
LargeCap Blend Fund I (a)	1,959,185	13,264
LargeCap Growth Fund (a)	2,057,771	13,067
LargeCap Growth Fund I (a)	2,069,271	14,526
LargeCap Value Fund (a)	1,098,558	8,624
LargeCap Value Fund I (a)	983,812	8,972
LargeCap Value Fund III (a)	1,016,332	8,812
MidCap Growth Fund III (a)(b)	613,275	4,563
MidCap Value Fund I (a)	469,159	4,546
Preferred Securities Fund (a)	217,780	1,925
Real Estate Securities Fund (a)	794,330	9,230
SmallCap Growth Fund I (a)(b)	509,020	3,578
SmallCap S&P 600 Index Fund (a)	140,022	1,607
SmallCap Value Fund (a)	143,935	1,675
SmallCap Value Fund I (a)	160,019	1,731

		204,899

TOTAL INVESTMENT COMPANIES	$ 204,899

Total Investments	$ 204,899
Other Assets in Excess of Liabilities, Net - 0.10%		214

TOTAL NET ASSETS - 100.00%	$ 205,113

(a)	Affiliated Security

(b)	Non-Income Producing Security

(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 29,696
Unrealized Depreciation	(7,579)

Net Unrealized Appreciation (Depreciation)	22,117
Cost for federal income tax purposes	182,782
All dollar amounts are shown in thousands (000's)

See accompanying notes

520

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	313,029 $	3,035	948,011	$ 8,114	20,435	$ 180	1,240,605 $	10,970
Core Plus Bond Fund I	81,840	818	1,271,763	13,282	360,352	3,681	993,251	10,395
Disciplined LargeCap Blend Fund	460,374	5,816	1,937,515	17,441	54,608	520	2,343,281	22,735
High Yield Fund I	238,583	2,327	808,570	6,739	22,812	211	1,024,341	8,857
International Emerging Markets Fund	82,033	1,815	406,941	5,878	8,983	165	479,991	7,532
International Fund I	415,604	5,959	948,576	7,808	50,909	468	1,313,271	13,309
International Growth Fund	118,441	868	1,669,077	10,854	38,683	273	1,748,835	11,449
International Value Fund I	224,228	1,991	1,123,927	9,441	92,563	872	1,255,592	10,578
LargeCap Blend Fund I	384,092	3,117	1,620,893	9,380	45,800	282	1,959,185	12,216
LargeCap Growth Fund	398,279	3,162	1,706,699	9,345	47,207	277	2,057,771	12,229
LargeCap Growth Fund I	428,550	3,118	1,684,992	9,258	44,271	278	2,069,271	12,100
LargeCap Value Fund	211,691	2,093	912,420	6,258	25,553	185	1,098,558	8,166
LargeCap Value Fund I	185,650	2,093	820,520	6,247	22,358	185	983,812	8,154
LargeCap Value Fund III	192,973	2,093	846,803	6,257	23,444	186	1,016,332	8,164
MidCap Growth Fund III	114,650	1,023	512,405	3,058	13,780	93	613,275	3,988
MidCap Value Fund I	90,892	1,023	389,057	3,074	10,790	93	469,159	4,004
Preferred Securities Fund	222,346	1,888	19,562	135	24,128	186	217,780	1,841
Real Estate Securities Fund	130,697	2,014	682,557	6,193	18,924	186	794,330	8,022
SmallCap Growth Fund I	50,855	420	469,830	2,923	11,665	77	509,020	3,266
SmallCap Growth Fund III	46,839	420	32,101	186	78,940	606	-	-
SmallCap S&P 600 Index Fund	25,310	373	117,937	1,142	3,225	33	140,022	1,482
SmallCap Value Fund	28,349	420	119,035	1,255	3,449	38	143,935	1,637
SmallCap Value Fund I	30,543	420	133,298	1,257	3,822	39	160,019	1,638

	$ 46,306			$ 145,525		$ 9,114	$ 182,732

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 292			$ 1			$ -
Core Plus Bond Fund I			189		(24)			4
Disciplined LargeCap Blend Fund			120		(2)			-
High Yield Fund I			215		2			-
International Emerging Markets Fund			29		4			-
International Fund I			112		10			-
International Growth Fund			51		-			-
International Value Fund I			7		18			-
LargeCap Blend Fund I			66		1			-
LargeCap Growth Fund			6		(1)			-
LargeCap Growth Fund I			1		2			-
LargeCap Value Fund			59		-			-
LargeCap Value Fund I			48		(1)			-
LargeCap Value Fund III			58		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			15		-			-
Preferred Securities Fund			136		4			-
Real Estate Securities Fund			158		1			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			10		-			20
SmallCap Value Fund			4		-			-
SmallCap Value Fund I			6		-			-

	$ 1,582			$ 15			$ 24

See accompanying notes

521

     Schedule of Investments Principal LifeTime 2040 Fund

October 31, 2009

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	59.71%

			International Equity Funds	24.55%
INVESTMENT COMPANIES (100.03%)			Fixed Income Funds	15.77%
Principal Funds, Inc. Institutional Class (100.03%)			Liabilities in Excess of Other Assets, Net	(0.03%)

Bond & Mortgage Securities Fund (a)	6,708,987 $	64,943	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	5,181,372	57,202
Disciplined LargeCap Blend Fund (a)	23,867,856	248,464
High Yield Fund I (a)	11,864,287	126,592
International Emerging Markets Fund (a)	4,430,925	91,543
International Fund I (a)	13,257,850	136,688
International Growth Fund (a)	17,282,485	134,285
International Value Fund I (a)	12,878,020	137,795
LargeCap Blend Fund I (a)	19,439,650	131,606
LargeCap Growth Fund (a)	20,305,621	128,941
LargeCap Growth Fund I (a)	23,521,541	165,121
LargeCap Value Fund (a)	11,605,173	91,101
LargeCap Value Fund I (a)	9,968,759	90,915
LargeCap Value Fund III (a)	10,582,168	91,747
MidCap Growth Fund III (a)(b)	5,853,952	43,553
MidCap Value Fund I (a)	4,538,025	43,974
Preferred Securities Fund (a)	8,215,750	72,627
Real Estate Securities Fund (a)	6,416,869	74,564
SmallCap Growth Fund I (a)(b)	6,111,748	42,966
SmallCap S&P 600 Index Fund (a)	1,866,616	21,429
SmallCap Value Fund (a)	1,937,013	22,547
SmallCap Value Fund I (a)	1,854,396	20,065

		2,038,668

TOTAL INVESTMENT COMPANIES	$ 2,038,668

Total Investments	$ 2,038,668
Liabilities in Excess of Other Assets, Net - (0.03)%		(542)

TOTAL NET ASSETS - 100.00%	$ 2,038,126

(a)	Affiliated Security

(b)	Non-Income Producing Security

(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 110,276
Unrealized Depreciation	(512,169)

Net Unrealized Appreciation (Depreciation)	(401,893)
Cost for federal income tax purposes	2,440,561
All dollar amounts are shown in thousands (000's)

See accompanying notes

522

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	9,965,538 $	104,646	483,821	$ 4,139	3,740,372	$ 34,069	6,708,987 $	71,670
Core Plus Bond Fund I	413,816	4,133	4,866,987	51,329	99,431	1,071	5,181,372	54,391
Disciplined LargeCap Blend Fund	18,043,681	262,845	6,324,491	57,673	500,316	4,972	23,867,856	315,548
High Yield Fund I	9,687,508	99,519	2,390,520	19,586	213,741	1,959	11,864,287	117,142
International Emerging Markets Fund	3,171,707	85,303	1,350,779	19,917	91,561	1,606	4,430,925	103,613
International Fund I	6,154,104	98,958	7,382,906	62,169	279,160	2,675	13,257,850	158,459
International Growth Fund	18,912,442	232,195	1,721,260	12,411	3,351,217	23,363	17,282,485	216,357
International Value Fund I	7,567,921	68,430	5,580,226	47,967	270,127	2,662	12,878,020	113,741
LargeCap Blend Fund I	14,614,096	138,722	5,239,886	30,804	414,332	2,662	19,439,650	166,864
LargeCap Growth Fund	15,259,020	117,883	5,515,263	30,700	468,662	2,819	20,305,621	145,764
LargeCap Growth Fund I	18,524,515	154,149	5,450,207	30,329	453,181	2,793	23,521,541	181,684
LargeCap Value Fund	7,933,433	91,270	3,915,769	28,154	244,029	1,866	11,605,173	117,557
LargeCap Value Fund I	6,776,445	91,297	3,408,346	27,177	216,032	1,866	9,968,759	116,608
LargeCap Value Fund III	6,737,677	87,827	4,068,876	31,897	224,385	1,866	10,582,168	117,855
MidCap Growth Fund III	4,017,069	40,030	1,967,892	11,731	131,009	887	5,853,952	50,875
MidCap Value Fund I	3,103,078	41,274	1,533,558	12,147	98,611	887	4,538,025	52,533
Preferred Securities Fund	7,719,117	78,204	691,161	4,791	194,528	1,515	8,215,750	81,478
Real Estate Securities Fund	4,546,861	86,094	2,016,317	18,754	146,309	1,567	6,416,869	103,278
SmallCap Growth Fund I	2,739,334	26,644	3,462,905	36,287	90,491	616	6,111,748	62,315
SmallCap Growth Fund III	2,727,831	30,737	72,517	422	2,800,348	31,159	-	-
SmallCap S&P 600 Index Fund	1,564,839	24,670	330,171	3,279	28,394	314	1,866,616	27,635
SmallCap Value Fund	1,783,065	30,010	185,310	1,992	31,362	366	1,937,013	31,636
SmallCap Value Fund I	1,581,572	27,744	305,910	2,994	33,086	352	1,854,396	30,385

	$ 2,022,584			$ 546,649		$ 123,912	$ 2,437,388

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 3,950			$ (3,046)			$ -
Core Plus Bond Fund I			922		-			21
Disciplined LargeCap Blend Fund		3,726			2			-
High Yield Fund I		7,432			(4)			-
International Emerging Markets Fund			725		(1)			-
International Fund I		1,906			7			-
International Growth Fund		3,079			(4,886)			-
International Value Fund I			161		6			-
LargeCap Blend Fund I		1,974			-			-
LargeCap Growth Fund			173		-			-
LargeCap Growth Fund I			17		(1)			-
LargeCap Value Fund		1,765			(1)			-
LargeCap Value Fund I		1,383			-			-
LargeCap Value Fund III		1,603			(3)			-
MidCap Growth Fund III			-		1			-
MidCap Value Fund I			416		(1)			-
Preferred Securities Fund		4,847			(2)			-
Real Estate Securities Fund		1,795			(3)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			487		-			985
SmallCap Value Fund			189		-			-
SmallCap Value Fund I			222		(1)			-

	$ 36,772			$ (7,933)			$ 1,006

See accompanying notes

523

     Schedule of Investments Principal LifeTime 2045 Fund

October 31, 2009

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	61.51%

			International Equity Funds	26.61%
INVESTMENT COMPANIES (99.78%)			Fixed Income Funds	11.66%
Principal Funds, Inc. Institutional Class (99.78%)			Other Assets in Excess of Liabilities, Net	0.22%

Bond & Mortgage Securities Fund (a)	239,779 $	2,321	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	205,701	2,271
Disciplined LargeCap Blend Fund (a)	944,579	9,833
High Yield Fund I (a)	424,593	4,530
International Emerging Markets Fund (a)	200,838	4,149
International Fund I (a)	487,629	5,027
International Growth Fund (a)	803,222	6,241
International Value Fund I (a)	588,893	6,301
LargeCap Blend Fund I (a)	783,638	5,305
LargeCap Growth Fund (a)	908,146	5,767
LargeCap Growth Fund I (a)	927,777	6,513
LargeCap Value Fund (a)	488,157	3,832
LargeCap Value Fund I (a)	436,541	3,981
LargeCap Value Fund III (a)	452,086	3,920
MidCap Growth Fund III (a)(b)	265,972	1,979
MidCap Value Fund I (a)	203,197	1,969
Preferred Securities Fund (a)	44,969	398
Real Estate Securities Fund (a)	291,544	3,388
SmallCap Growth Fund I (a)(b)	224,272	1,577
SmallCap S&P 600 Index Fund (a)	55,375	636
SmallCap Value Fund (a)	63,444	738
SmallCap Value Fund I (a)	70,591	764

		81,440

TOTAL INVESTMENT COMPANIES	$ 81,440

Total Investments	$ 81,440
Other Assets in Excess of Liabilities, Net - 0.22%		179

TOTAL NET ASSETS - 100.00%	$ 81,619

(a)	Affiliated Security

(b)	Non-Income Producing Security

(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 12,359
Unrealized Depreciation	(2,351)

Net Unrealized Appreciation (Depreciation)	10,008
Cost for federal income tax purposes	71,432
All dollar amounts are shown in thousands (000's)

See accompanying notes

524

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	35,369 $	342	208,929	$ 1,804	4,519	$ 41	239,779 $	2,105
Core Plus Bond Fund I	31,099	312	178,365	1,876	3,763	40	205,701	2,148
Disciplined LargeCap Blend Fund	176,219	2,084	797,379	7,221	29,019	282	944,579	9,022
High Yield Fund I	86,800	820	349,743	2,931	11,950	113	424,593	3,639
International Emerging Markets Fund	35,803	689	170,081	2,514	5,046	94	200,838	3,111
International Fund I	93,641	1,332	410,566	3,322	16,578	159	487,629	4,498
International Growth Fund	108,326	960	716,773	4,691	21,877	157	803,222	5,494
International Value Fund I	126,449	1,084	478,467	4,146	16,023	157	588,893	5,075
LargeCap Blend Fund I	146,635	1,116	660,863	3,847	23,860	150	783,638	4,813
LargeCap Growth Fund	164,892	1,229	771,420	4,263	28,166	169	908,146	5,323
LargeCap Growth Fund I	183,846	1,247	770,269	4,289	26,338	169	927,777	5,369
LargeCap Value Fund	88,199	820	415,181	2,866	15,223	112	488,157	3,574
LargeCap Value Fund I	77,756	820	372,086	2,861	13,301	113	436,541	3,568
LargeCap Value Fund III	81,304	820	384,745	2,866	13,963	113	452,086	3,573
MidCap Growth Fund III	48,290	393	225,519	1,363	7,837	53	265,972	1,703
MidCap Value Fund I	37,527	393	171,789	1,370	6,119	54	203,197	1,709
Preferred Securities Fund	50,357	421	4,373	30	9,761	76	44,969	376
Real Estate Securities Fund	45,901	659	254,502	2,328	8,859	89	291,544	2,898
SmallCap Growth Fund I	21,376	165	209,656	1,301	6,760	45	224,272	1,421
SmallCap Growth Fund III	19,791	165	15,267	88	35,058	253	-	-
SmallCap S&P 600 Index Fund	9,396	132	47,663	466	1,684	18	55,375	580
SmallCap Value Fund	11,654	165	53,803	570	2,013	23	63,444	712
SmallCap Value Fund I	12,620	165	60,187	571	2,216	23	70,591	713

	$ 16,333			$ 57,584		$ 2,503	$ 71,424

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 50			$ -			$ -
Core Plus Bond Fund I			37		-			1
Disciplined LargeCap Blend Fund			49		(1)			-
High Yield Fund I			89		1			-
International Emerging Markets Fund			13		2			-
International Fund I			45		3			-
International Growth Fund			30		-			-
International Value Fund I			3		2			-
LargeCap Blend Fund I			26		-			-
LargeCap Growth Fund			3		-			-
LargeCap Growth Fund I			-		2			-
LargeCap Value Fund			26		-			-
LargeCap Value Fund I			21		-			-
LargeCap Value Fund III			26		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			7		-			-
Preferred Securities Fund			31		1			-
Real Estate Securities Fund			56		-			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			4		-			8
SmallCap Value Fund			2		-			-
SmallCap Value Fund I			2		-			-

	$ 520			$ 10			$ 9

See accompanying notes

525

     Schedule of Investments Principal LifeTime 2050 Fund

October 31, 2009

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	63.23%

			International Equity Funds	26.54%
INVESTMENT COMPANIES (99.96%)			Fixed Income Funds	10.19%
Principal Funds, Inc. Institutional Class (99.96%)			Other Assets in Excess of Liabilities, Net	0.04%

Bond & Mortgage Securities Fund (a)	930,790 $	9,010	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	907,915	10,023
Disciplined LargeCap Blend Fund (a)	9,500,988	98,905
High Yield Fund I (a)	4,271,557	45,578
International Emerging Markets Fund (a)	1,846,172	38,142
International Fund I (a)	6,026,445	62,133
International Growth Fund (a)	7,864,991	61,111
International Value Fund I (a)	5,856,561	62,665
LargeCap Blend Fund I (a)	7,934,997	53,720
LargeCap Growth Fund (a)	9,424,775	59,847
LargeCap Growth Fund I (a)	10,070,499	70,695
LargeCap Value Fund (a)	5,457,990	42,845
LargeCap Value Fund I (a)	4,718,705	43,035
LargeCap Value Fund III (a)	5,030,659	43,616
MidCap Growth Fund III (a)(b)	2,759,103	20,528
MidCap Value Fund I (a)	2,062,481	19,985
Preferred Securities Fund (a)	2,421,261	21,404
Real Estate Securities Fund (a)	2,897,577	33,670
SmallCap Growth Fund I (a)(b)	2,749,798	19,331
SmallCap S&P 600 Index Fund (a)	691,682	7,940
SmallCap Value Fund (a)	852,029	9,918
SmallCap Value Fund I (a)	892,633	9,658

		843,759

TOTAL INVESTMENT COMPANIES	$ 843,759

Total Investments	$ 843,759
Other Assets in Excess of Liabilities, Net - 0.04%		299

TOTAL NET ASSETS - 100.00%	$ 844,058

(a)	Affiliated Security

(b)	Non-Income Producing Security

(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 49,735
Unrealized Depreciation	(215,998)

Net Unrealized Appreciation (Depreciation)	(166,263)
Cost for federal income tax purposes	1,010,022
All dollar amounts are shown in thousands (000's)

See accompanying notes

526

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	1,654,674 $	17,495	81,662	$ 700	805,546	$ 7,573	930,790 $	10,026
Core Plus Bond Fund I	78,014	779	1,293,557	13,564	463,656	5,072	907,915	9,402
Disciplined LargeCap Blend Fund	7,318,717	105,744	3,329,280	30,230	1,147,009	10,281	9,500,988	125,760
High Yield Fund I	4,084,795	41,985	1,081,806	8,987	895,044	7,107	4,271,557	43,644
International Emerging Markets Fund	1,329,433	35,945	770,480	11,212	253,741	3,531	1,846,172	43,663
International Fund I	2,519,326	40,567	4,232,544	34,418	725,425	5,900	6,026,445	69,103
International Growth Fund	8,198,822	99,192	1,035,626	7,394	1,369,457	9,014	7,864,991	96,261
International Value Fund I	3,207,225	28,987	3,352,643	27,670	703,307	5,846	5,856,561	50,836
LargeCap Blend Fund I	5,915,392	56,021	2,991,422	17,400	971,817	5,586	7,934,997	67,885
LargeCap Growth Fund	6,755,870	51,784	3,846,906	21,052	1,178,001	6,407	9,424,775	66,460
LargeCap Growth Fund I	7,941,620	66,102	3,310,404	18,261	1,181,525	6,407	10,070,499	78,014
LargeCap Value Fund	3,436,244	39,344	2,649,327	18,948	627,581	4,271	5,457,990	54,034
LargeCap Value Fund I	3,017,396	40,682	2,271,137	17,703	569,828	4,271	4,718,705	54,167
LargeCap Value Fund III	2,895,911	37,359	2,718,222	20,673	583,474	4,271	5,030,659	53,782
MidCap Growth Fund III	1,736,473	17,196	1,359,214	7,934	336,584	1,971	2,759,103	23,178
MidCap Value Fund I	1,335,626	17,757	979,253	7,660	252,398	1,971	2,062,481	23,460
Preferred Securities Fund	2,586,984	26,316	214,533	1,483	380,256	2,463	2,421,261	24,823
Real Estate Securities Fund	1,815,051	37,006	1,447,270	13,295	364,744	3,285	2,897,577	46,955
SmallCap Growth Fund I	1,401,902	13,645	1,637,194	16,447	289,298	1,655	2,749,798	28,042
SmallCap Growth Fund III	1,188,327	13,244	49,635	289	1,237,962	13,533	-	-
SmallCap S&P 600 Index Fund	542,733	8,284	210,936	2,096	61,987	590	691,682	9,800
SmallCap Value Fund	774,343	12,944	162,836	1,765	85,150	889	852,029	13,785
SmallCap Value Fund I	807,951	14,213	172,491	1,690	87,809	821	892,633	14,981

	$ 822,591			$ 300,871		$ 112,715	$ 1,008,061

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 668			$ (596)			$ -
Core Plus Bond Fund I			210		131			6
Disciplined LargeCap Blend Fund			1,513		67			-
High Yield Fund I		3,134			(221)			-
International Emerging Markets Fund			305		37			-
International Fund I			791		18			-
International Growth Fund		1,334			(1,311)			-
International Value Fund I			69		25			-
LargeCap Blend Fund I			801		50			-
LargeCap Growth Fund			77		31			-
LargeCap Growth Fund I			8		58			-
LargeCap Value Fund			767		13			-
LargeCap Value Fund I			615		53			-
LargeCap Value Fund III			694		21			-
MidCap Growth Fund III			-		19			-
MidCap Value Fund I			179		14			-
Preferred Securities Fund		1,484			(513)			-
Real Estate Securities Fund			783		(61)			-
SmallCap Growth Fund I			-		(395)			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			170		10			344
SmallCap Value Fund			82		(35)			-
SmallCap Value Fund I			113		(101)			-

	$ 13,797			$ (2,686)			$ 350

See accompanying notes

527

     Schedule of Investments Principal LifeTime 2055 Fund

October 31, 2009

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	62.27%

			International Equity Funds	26.79%
INVESTMENT COMPANIES (98.89%)			Fixed Income Funds	9.83%
Principal Funds, Inc. Institutional Class (98.89%)			Other Assets in Excess of Liabilities, Net	1.11%

Bond & Mortgage Securities Fund (a)	23,631 $	229	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	19,156	211
Disciplined LargeCap Blend Fund (a)	127,187	1,324
High Yield Fund I (a)	56,474	603
International Emerging Markets Fund (a)	26,918	556
International Fund I (a)	82,336	849
International Growth Fund (a)	101,808	791
International Value Fund I (a)	72,019	771
LargeCap Blend Fund I (a)	107,177	726
LargeCap Growth Fund (a)	127,644	810
LargeCap Growth Fund I (a)	126,947	891
LargeCap Value Fund (a)	69,071	542
LargeCap Value Fund I (a)	61,409	560
LargeCap Value Fund III (a)	63,696	552
MidCap Growth Fund III (a)(b)	35,281	262
MidCap Value Fund I (a)	27,239	264
Preferred Securities Fund (a)	5,238	46
Real Estate Securities Fund (a)	39,245	456
SmallCap Growth Fund I (a)(b)	30,831	217
SmallCap S&P 600 Index Fund (a)	7,127	82
SmallCap Value Fund (a)	9,073	106
SmallCap Value Fund I (a)	9,674	105

		10,953

TOTAL INVESTMENT COMPANIES	$ 10,953

Total Investments	$ 10,953
Other Assets in Excess of Liabilities, Net - 1.11%		123

TOTAL NET ASSETS - 100.00%	$ 11,076

(a)	Affiliated Security

(b)	Non-Income Producing Security

(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 1,549
Unrealized Depreciation	(409)

Net Unrealized Appreciation (Depreciation)	1,140
Cost for federal income tax purposes	9,813
All dollar amounts are shown in thousands (000's)

See accompanying notes

528

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	2,407 $	23	26,215	$ 228	4,991	$ 43	23,631 $	208
Core Plus Bond Fund I	1,795	18	21,494	227	4,133	44	19,156	201
Disciplined LargeCap Blend Fund	19,183	249	134,011	1,224	26,007	239	127,187	1,234
High Yield Fund I	9,810	97	57,700	494	11,036	94	56,474	497
International Emerging Markets Fund	3,650	84	28,686	438	5,418	80	26,918	441
International Fund I	7,539	113	91,033	770	16,236	133	82,336	733
International Growth Fund	12,562	129	110,123	722	20,877	136	101,808	714
International Value Fund I	15,909	140	71,917	621	15,807	133	72,019	628
LargeCap Blend Fund I	16,216	135	112,948	663	21,987	128	107,177	669
LargeCap Growth Fund	18,958	154	135,155	757	26,469	147	127,644	763
LargeCap Growth Fund I	20,602	154	132,797	757	26,452	148	126,947	762
LargeCap Value Fund	10,184	103	73,042	507	14,155	98	69,071	512
LargeCap Value Fund I	8,931	104	65,121	507	12,643	98	61,409	512
LargeCap Value Fund III	9,237	103	67,564	507	13,105	97	63,696	512
MidCap Growth Fund III	5,058	47	37,710	233	7,487	46	35,281	234
MidCap Value Fund I	4,044	47	28,897	234	5,702	46	27,239	235
Preferred Securities Fund	6,942	59	6,691	53	8,395	56	5,238	42
Real Estate Securities Fund	5,043	80	42,603	395	8,401	76	39,245	398
SmallCap Growth Fund I	2,439	21	34,324	216	5,932	36	30,831	201
SmallCap Growth Fund III	2,450	23	2,394	14	4,844	37	-	-
SmallCap S&P 600 Index Fund	964	15	7,506	75	1,343	14	7,127	76
SmallCap Value Fund	1,522	23	9,525	101	1,974	21	9,073	103
SmallCap Value Fund I	1,495	21	10,190	97	2,011	19	9,674	99

	$ 1,942			$ 9,840		$ 1,969	$ 9,774

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 5			$ -			$ -
Core Plus Bond Fund I			4		-			-
Disciplined LargeCap Blend Fund			4		-			-
High Yield Fund I			8		-			-
International Emerging Markets Fund			2		(1)			-
International Fund I			4		(17)			-
International Growth Fund			4		(1)			-
International Value Fund I			-		-			-
LargeCap Blend Fund I			3		(1)			-
LargeCap Growth Fund			-		(1)			-
LargeCap Growth Fund I			-		(1)			-
LargeCap Value Fund			3		-			-
LargeCap Value Fund I			2		(1)			-
LargeCap Value Fund III			3		(1)			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			1		-			-
Preferred Securities Fund			2		(14)			-
Real Estate Securities Fund			6		(1)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			-		-			1
SmallCap Value Fund			-		-			-
SmallCap Value Fund I			-		-			-

	$ 51			$ (39)			$ 1

See accompanying notes

529

     Schedule of Investments Principal LifeTime Strategic Income Fund

October 31, 2009

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.10%)
Principal Funds, Inc. Institutional Class (100.10%)
Bond & Mortgage Securities Fund (a)	13,433,544$	130,037
Core Plus Bond Fund I (a)	8,628,449	95,258
Disciplined LargeCap Blend Fund (a)	1,719,818	17,903
Global Diversified Income Fund (a)	2,601,134	33,086
High Yield Fund I (a)	774,373	8,263
Inflation Protection Fund (a)	9,134,833	69,151
International Emerging Markets Fund (a)	106,384	2,198
International Fund I (a)	870,432	8,974
International Growth Fund (a)	1,175,718	9,135
International Value Fund I (a)	851,530	9,111
LargeCap Blend Fund I (a)	1,487,824	10,073
LargeCap Growth Fund (a)	1,327,105	8,427
LargeCap Growth Fund I (a)	1,236,247	8,678
LargeCap Value Fund (a)	546,839	4,293
LargeCap Value Fund I (a)	349,017	3,183
LargeCap Value Fund III (a)	501,819	4,351
MidCap Growth Fund III (a)(b)	396,526	2,950
MidCap Value Fund I (a)	314,871	3,051
Money Market Fund (a)	6,471,759	6,472
Preferred Securities Fund (a)	3,629,249	32,083
Real Estate Securities Fund (a)	2,384,963	27,713
SmallCap S&P 600 Index Fund (a)	648,159	7,441
Ultra Short Bond Fund (a)	8,177,959	57,736

		559,567

TOTAL INVESTMENT COMPANIES	$ 559,567

Total Investments	$ 559,567
Liabilities in Excess of Other Assets, Net - (0.10)%		(574)

TOTAL NET ASSETS - 100.00%	$ 558,993

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 20,750
Unrealized Depreciation	(98,602)

Net Unrealized Appreciation (Depreciation)	(77,852)
Cost for federal income tax purposes	637,419
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	77.30%
Domestic Equity Funds	17.54%
International Equity Funds	5.26%
Liabilities in Excess of Other Assets, Net	(0.10%)

TOTAL NET ASSETS	100.00%

See accompanying notes

530

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases		Sales		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	24,060,962 $	257,259	1,002,476	$ 8,545	11,629,894	$ 100,096	13,433,544 $	144,870
Core Plus Bond Fund I	440,324	4,385	9,051,057	95,669	862,932	8,884	8,628,449	91,186
Disciplined LargeCap Blend Fund	1,440,229	20,372	613,464	5,605	333,875	2,952	1,719,818	22,933
Global Diversified Income Fund	-	-	2,756,786	28,013	155,652	1,767	2,601,134	26,264
High Yield Fund I	195,907	1,960	1,014,353	8,111	435,887	3,507	774,373	6,312
Inflation Protection Fund	8,889,165	84,725	1,656,842	10,705	1,411,174	9,968	9,134,833	85,060
International Emerging Markets Fund	75,470	1,991	86,397	1,301	55,483	797	106,384	2,485
International Fund I	366,052	6,015	667,113	5,638	162,733	1,320	870,432	10,303
International Growth Fund	1,730,544	18,991	149,205	1,073	704,031	4,756	1,175,718	14,441
International Value Fund I	537,567	4,870	472,043	4,167	158,080	1,311	851,530	7,696
LargeCap Blend Fund I	1,284,851	12,494	483,917	2,857	280,944	1,595	1,487,824	13,703
LargeCap Growth Fund	1,233,481	8,403	314,735	1,773	221,111	1,196	1,327,105	8,970
LargeCap Growth Fund I	1,076,894	9,125	381,984	2,105	222,631	1,196	1,236,247	10,009
LargeCap Value Fund	779,151	8,854	200,929	1,414	433,241	3,173	546,839	6,249
LargeCap Value Fund I	59,405	718	396,362	2,947	106,750	797	349,017	2,844
LargeCap Value Fund III	812,964	10,120	196,296	1,493	507,441	3,997	501,819	6,488
MidCap Growth Fund III	217,986	2,124	260,465	1,516	81,925	479	396,526	3,150
MidCap Value Fund I	180,088	2,128	196,557	1,541	61,774	479	314,871	3,178
Money Market Fund	1,115,312	1,115	12,524,501	12,525	7,168,054	7,168	6,471,759	6,472
Preferred Securities Fund	4,189,968	44,531	595,869	4,673	1,156,588	7,387	3,629,249	38,756
Real Estate Securities Fund	1,629,291	27,473	1,620,661	15,339	864,989	8,446	2,384,963	33,413
SmallCap S&P 600 Index Fund	579,889	8,795	160,530	1,638	92,260	876	648,159	9,541
Ultra Short Bond Fund	8,338,181	82,541	236,266	1,702	396,488	2,801	8,177,959	81,218

	$ 618,989			$ 220,350		$ 174,948	$ 635,541

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Bond & Mortgage Securities Fund	$ 8,048			$ (20,838)			$ -
Core Plus Bond Fund I		1,338			16			17
Disciplined LargeCap Blend Fund			288		(92)			-
Global Diversified Income Fund		1,654			18			-
High Yield Fund I			67		(252)			-
Inflation Protection Fund			97		(402)			-
International Emerging Markets Fund			19		(10)			-
International Fund I			106		(30)			-
International Growth Fund			277		(867)			-
International Value Fund I			11		(30)			-
LargeCap Blend Fund I			167		(53)			-
LargeCap Growth Fund			13		(10)			-
LargeCap Growth Fund I			1		(25)			-
LargeCap Value Fund			98		(846)			-
LargeCap Value Fund I			15		(24)			-
LargeCap Value Fund III			95		(1,128)			-
MidCap Growth Fund III			-		(11)			-
MidCap Value Fund I			25		(12)			-
Money Market Fund			11		-			-
Preferred Securities Fund		2,161			(3,061)			-
Real Estate Securities Fund			575		(953)			-
SmallCap S&P 600 Index Fund			178		(16)			359
Ultra Short Bond Fund		1,502			(224)			-

	$ 16,746			$ (28,850)			$ 376

See accompanying notes

531

     Schedule of Investments Real Estate Securities Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.55%)			COMMON STOCKS (continued)
Hotels & Motels (0.77%)			REITS - Office Property (continued)
Choice Hotels International Inc	182,600 $	5,445	SL Green Realty Corp	1,344,128 $	52,098

Marriott International Inc/DE	224,081	5,616			222,140

		11,061

			REITS - Regional Malls (15.16%)
Publicly Traded Investment Fund (1.22%)			CBL & Associates Properties Inc	2,177,950	17,772
iShares Cohen & Steers Realty Majors Index			Macerich Co/The	316,251	9,424
Fund	378,068	17,474	Simon Property Group Inc	2,394,220	162,544
			Taubman Centers Inc	891,015	27,185

REITS - Apartments (11.35%)
					216,925

American Campus Communities Inc	557,112	15,053
Apartment Investment & Management Co	1,422,890	17,573	REITS - Shopping Centers (9.54%)
AvalonBay Communities Inc	368,570	25,350	Acadia Realty Trust	1,089,360	17,321
Education Realty Trust Inc	749,850	3,757	Developers Diversified Realty Corp	1,327,324	11,402
Equity Residential	1,183,430	34,177	Federal Realty Investment Trust	559,158	33,007
Essex Property Trust Inc	476,639	35,834	Kimco Realty Corp	1,931,205	24,410
Home Properties Inc	597,560	23,412	Ramco-Gershenson Properties Trust	451,295	3,990
UDR Inc	502,339	7,224	Saul Centers Inc	287,790	8,852

		162,380	Tanger Factory Outlet Centers	986,100	37,541

					136,523

REITS - Diversified (11.17%)
Colonial Properties Trust	1,358,295	14,303	REITS - Single Tenant (0.54%)
Digital Realty Trust Inc	853,150	38,503	Realty Income Corp	332,600	7,710
Duke Realty Corp	1,203,900	13,532
			REITS - Storage (5.62%)
Entertainment Properties Trust	464,300	15,795
			Public Storage	1,092,670	80,420
Liberty Property Trust	341,300	10,024
PS Business Parks Inc	223,195	10,930
			REITS - Warehouse & Industrial (4.29%)
Vornado Realty Trust	952,150	56,710	AMB Property Corp	1,209,170	26,577

		159,797	ProLogis	3,074,811	34,838

REITS - Healthcare (16.00%)					61,415

HCP Inc	2,704,230	80,018
			TOTAL COMMON STOCKS	$ 1,410,307

Health Care REIT Inc	981,938	43,568
Nationwide Health Properties Inc	1,181,120	38,091	PREFERRED STOCKS (0.50%)
Omega Healthcare Investors Inc	439,890	6,669	REITS - Storage (0.50%)
Ventas Inc	1,512,581	60,700	Public Storage Inc 6.63%; Series M	190,000	4,075

		229,046	Public Storage Inc 7.25%; Series K	129,200	3,075

					7,150
REITS - Hotels (5.13%)

Hospitality Properties Trust	1,255,999	24,253	TOTAL PREFERRED STOCKS	$ 7,150

Host Hotels & Resorts Inc	2,305,037	23,304		Principal
LaSalle Hotel Properties	1,503,249	25,796		Amount	Value

		73,353		(000's)	(000's)

REITS - Manufactured Homes (2.24%)			REPURCHASE AGREEMENTS (1.02%)
Equity Lifestyle Properties Inc	690,262	32,063	Diversified Banking Institutions (1.02%)
			Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.06%
REITS - Office Property (15.52%)
			dated 10/30/09 maturing 11/02/09
Alexandria Real Estate Equities Inc	520,474	28,194	(collateralized by Sovereign Agency
Boston Properties Inc	1,245,831	75,709	Issues; $3,738,000; 0.00% - 5.75%; dated
Brandywine Realty Trust	2,395,581	22,902	11/02/09 - 07/15/32)	$ 3,665$	3,665
Corporate Office Properties Trust SBI MD	193,100	6,409
Douglas Emmett Inc	1,337,848	15,787
Mack-Cali Realty Corp	679,830	21,041

See accompanying notes

532

Schedule of Investments Real Estate Securities Fund

October 31, 2009

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$3,738,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	$ 3,665$	3,665
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $3,738,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	3,665	3,665
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $3,738,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	3,665	3,665

		14,660

TOTAL REPURCHASE AGREEMENTS	$ 14,660

Total Investments	$ 1,432,117
Liabilities in Excess of Other Assets, Net - (0.07)%		(1,064)

TOTAL NET ASSETS - 100.00%	$ 1,431,053

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 226,381
Unrealized Depreciation	(252,242)

Net Unrealized Appreciation (Depreciation)	(25,861)
Cost for federal income tax purposes	1,457,978
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	98.08%
Exchange Traded Funds	1.22%
Consumer, Cyclical	0.77%
Liabilities in Excess of Other Assets, Net	(0.07%)

TOTAL NET ASSETS	100.00%

See accompanying notes

533

Schedule of Investments SAM Balanced Portfolio October 31, 2009

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.04%)
Principal Funds, Inc. Institutional Class (100.04%)
Disciplined LargeCap Blend Fund (a)	14,543,003 $	151,393
Diversified International Fund (a)	22,556,093	195,561
Equity Income Fund (a)	26,684,200	384,253
Government and High Quality Bond Fund (a)	36,817,159	401,307
High Yield Fund (a)	19,842,385	150,604
Income Fund (a)	37,749,939	350,319
International Emerging Markets Fund (a)	3,675,100	75,928
LargeCap Growth Fund (a)	42,052,181	267,031
LargeCap Growth Fund II (a)	40,461,476	276,352
LargeCap Value Fund III (a)	16,541,321	143,413
MidCap Blend Fund (a)	10,138,373	107,061
Money Market Fund (a)	147,639	148
Preferred Securities Fund (a)	15,519,833	137,195
Principal Capital Appreciation Fund (a)	4,143,692	136,452
Real Estate Securities Fund (a)	6,505,796	75,597
Short-Term Income Fund (a)	5,008,556	59,301
SmallCap Growth Fund (a)	9,131,566	53,968
SmallCap Value Fund (a)	4,370,987	50,878

		3,016,761

TOTAL INVESTMENT COMPANIES	$ 3,016,761

Total Investments	$ 3,016,761
Liabilities in Excess of Other Assets, Net - (0.04)%		(1,244)

TOTAL NET ASSETS - 100.00%	$ 3,015,517

(a)	Affiliated Security

(b)	Purchases and Sales include transactions related to the acquisition of the MidCap Stock Fund by the MidCap Blend Fund.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 135,762
Unrealized Depreciation	(345,794)

Net Unrealized Appreciation (Depreciation)	(210,032)
Cost for federal income tax purposes	3,226,793
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	54.60%
Fixed Income Funds	36.44%
International Equity Funds	9.00%
Liabilities in Excess of Other Assets, Net	(0.04%)

TOTAL NET ASSETS	100.00%

See accompanying notes

534

Schedule of Investments
SAM Balanced Portfolio
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (b)		Sales (b)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	19,308,881 $	247,497	543,758	$ 4,987	5,309,636	$ 43,132	14,543,003 $	177,837
Diversified International Fund	24,384,063	261,201	942,092	6,860	2,770,062	20,005	22,556,093	230,200
Equity Income Fund	28,285,889	469,942	1,197,597	15,619	2,799,286	36,847	26,684,200	427,214
Government and High Quality Bond	48,339,182	512,190	2,206,485	23,432	13,728,508	145,502	36,817,159	388,305
Fund
High Yield Fund	22,951,355	176,432	2,295,625	14,832	5,404,595	34,722	19,842,385	146,788
Income Fund	43,896,352	395,509	3,306,632	27,772	9,453,045	76,505	37,749,939	336,666
International Emerging Markets Fund	3,816,721	92,295	144,818	2,120	286,439	5,792	3,675,100	85,759
LargeCap Growth Fund	46,001,459	272,026	567,237	3,294	4,516,515	24,529	42,052,181	245,550
LargeCap Growth Fund II	46,174,007	382,760	620,137	3,626	6,332,668	36,476	40,461,476	325,275
LargeCap Value Fund III	19,114,245	184,510	823,375	6,405	3,396,299	21,572	16,541,321	153,862
MidCap Blend Fund	-	-	10,152,770	97,886	14,397	154	10,138,373	97,700
MidCap Stock Fund	8,728,233	106,643	562,625	7,108	9,290,858	108,584	-	-
Money Market Fund	146,750	147	1,389	1	498	-	147,639	148
Preferred Securities Fund	17,698,875	159,008	1,545,847	10,597	3,724,889	28,296	15,519,833	134,027
Principal Capital Appreciation Fund	4,262,229	129,132	325,426	9,035	443,963	13,090	4,143,692	122,534
Real Estate Securities Fund	6,786,067	106,288	355,913	3,327	636,184	5,622	6,505,796	97,884
Short-Term Income Fund	8,894,620	102,719	302,580	3,426	4,188,644	47,056	5,008,556	57,618
SmallCap Growth Fund	9,534,651	50,107	192,983	998	596,068	3,307	9,131,566	46,137
SmallCap Value Fund	4,417,437	69,901	124,264	1,380	170,714	2,001	4,370,987	68,307

	$ 3,718,307			$ 242,705		$ 653,192	$ 3,141,811

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Disciplined LargeCap Blend Fund	$ 3,773			$ (31,515)			$ -
Diversified International Fund		5,260			(17,856)			-
Equity Income Fund		13,076			(21,500)			-
Government and High Quality Bond Fund		19,387			(1,815)			33
High Yield Fund		14,521			(9,754)			-
Income Fund		21,203			(10,110)			-
International Emerging Markets Fund			802		(2,864)			-
LargeCap Growth Fund			497		(5,241)			-
LargeCap Growth Fund II		1,690			(24,635)			-
LargeCap Value Fund III		4,293			(15,481)			-
MidCap Blend Fund			-		(32)			-
MidCap Stock Fund		4,150			(5,167)			2,300
Money Market Fund			1		-			-
Preferred Securities Fund		10,189			(7,282)			-
Principal Capital Appreciation Fund			1,633		(2,543)			6,484
Real Estate Securities Fund		2,171			(6,109)			-
Short-Term Income Fund		2,796			(1,471)			-
SmallCap Growth Fund			6		(1,661)			-
SmallCap Value Fund			462		(973)			-

	$ 105,910			$ (166,009)			$ 8,817

See accompanying notes

535

Schedule of Investments SAM Conservative Balanced Portfolio

October 31, 2009

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.78%)
Principal Funds, Inc. Institutional Class (99.78%)
Disciplined LargeCap Blend Fund (a)	2,309,238 $	24,038
Diversified International Fund (a)	3,409,604	29,561
Equity Income Fund (a)	3,795,060	54,649
Government and High Quality Bond Fund (a)	13,486,938	147,008
High Yield Fund (a)	5,931,332	45,019
Income Fund (a)	13,005,027	120,687
International Emerging Markets Fund (a)	609,832	12,599
LargeCap Growth Fund (a)	6,062,424	38,496
LargeCap Growth Fund II (a)	5,929,496	40,499
LargeCap Value Fund III (a)	2,230,473	19,338
MidCap Blend Fund (a)	1,672,254	17,659
Money Market Fund (a)	2,238,447	2,238
Preferred Securities Fund (a)	3,695,304	32,667
Principal Capital Appreciation Fund (a)	652,749	21,495
Real Estate Securities Fund (a)	1,073,221	12,471
Short-Term Income Fund (a)	2,938,610	34,793
SmallCap Growth Fund (a)	1,445,730	8,544
SmallCap Value Fund (a)	687,702	8,005

		669,766

TOTAL INVESTMENT COMPANIES	$ 669,766

Total Investments	$ 669,766
Other Assets in Excess of Liabilities, Net - 0.22%		1,491

TOTAL NET ASSETS - 100.00%	$ 671,257

(a)	Affiliated Security

(b)	Purchases and Sales include transactions related to the acquisition of the MidCap Stock Fund by the MidCap Blend Fund.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 31,097
Unrealized Depreciation	(52,241)

Net Unrealized Appreciation (Depreciation)	(21,144)
Cost for federal income tax purposes	690,910
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	56.97%
Domestic Equity Funds	36.53%
International Equity Funds	6.28%
Other Assets in Excess of Liabilities, Net	0.22%

TOTAL NET ASSETS	100.00%

See accompanying notes

536

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (b)		Sales (b)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	2,202,770 $	27,501	369,592	$ 3,469	263,124	$ 2,155	2,309,238 $	27,269
Diversified International Fund	2,870,496	30,256	681,029	4,766	141,921	1,164	3,409,604	33,060
Equity Income Fund	3,193,505	53,509	711,431	9,173	109,876	1,518	3,795,060	60,390
Government and High Quality Bond	13,339,826	142,430	1,885,064	20,163	1,737,952	18,465	13,486,938	143,734
Fund
High Yield Fund	5,350,639	41,009	914,576	5,897	333,883	2,327	5,931,332	44,126
Income Fund	12,098,462	110,202	1,954,951	16,629	1,048,386	8,732	13,005,027	117,065
International Emerging Markets Fund	484,678	11,157	157,019	2,234	31,865	631	609,832	12,428
LargeCap Growth Fund	5,225,424	30,903	1,265,104	7,029	428,104	2,280	6,062,424	35,097
LargeCap Growth Fund II	5,183,169	42,190	1,186,556	6,731	440,229	2,466	5,929,496	44,672
LargeCap Value Fund III	1,982,521	19,775	644,897	5,025	396,945	2,607	2,230,473	20,469
MidCap Blend Fund	-	-	1,673,114	18,647	860	9	1,672,254	18,635
MidCap Stock Fund	1,131,862	15,971	281,908	3,293	1,413,770	19,083	-	-
Money Market Fund	2,224,964	2,225	13,483	13	-	-	2,238,447	2,238
Preferred Securities Fund	3,389,482	29,954	526,518	3,487	220,696	1,785	3,695,304	31,335
Principal Capital Appreciation Fund	519,383	15,700	157,134	4,372	23,768	730	652,749	19,101
Real Estate Securities Fund	777,966	12,341	339,415	3,264	44,160	454	1,073,221	14,744
Short-Term Income Fund	3,350,516	39,004	291,226	3,361	703,132	7,891	2,938,610	34,083
SmallCap Growth Fund	1,179,103	6,482	362,995	1,813	96,368	440	1,445,730	7,480
SmallCap Value Fund	484,840	7,332	202,862	2,220	-	-	687,702	9,552

	$ 637,941			$ 121,586		$ 72,737	$ 675,478

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 455			$ (1,546)			$ -
Diversified International Fund			693		(798)			-
Equity Income Fund		1,695			(774)			-
Government and High Quality Bond Fund		6,517			(394)			3
High Yield Fund		3,952			(453)			-
Income Fund		6,884			(1,034)			-
International Emerging Markets Fund			116		(332)			-
LargeCap Growth Fund			60		(555)			-
LargeCap Growth Fund II			207		(1,783)			-
LargeCap Value Fund III			509		(1,724)			-
MidCap Blend Fund			-		(3)			-
MidCap Stock Fund			647		(181)			377
Money Market Fund			13		-			-
Preferred Securities Fund		2,201			(321)			-
Principal Capital Appreciation Fund			212		(241)			820
Real Estate Securities Fund			318		(407)			-
Short-Term Income Fund		1,362			(391)			-
SmallCap Growth Fund			1		(375)			-
SmallCap Value Fund			57		-			-

	$ 25,899			$ (11,312)			$ 1,200

See accompanying notes

537

Schedule of Investments SAM Conservative Growth Portfolio

October 31, 2009

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.19%)
Principal Funds, Inc. Institutional Class (100.19%)
Disciplined LargeCap Blend Fund (a)	13,183,201 $	137,237
Diversified International Fund (a)	23,525,484	203,966
Equity Income Fund (a)	25,484,522	366,977
Government and High Quality Bond Fund (a)	12,035,406	131,186
High Yield Fund (a)	9,214,183	69,936
Income Fund (a)	11,001,491	102,094
International Emerging Markets Fund (a)	3,344,549	69,098
LargeCap Growth Fund (a)	39,663,028	251,860
LargeCap Growth Fund II (a)	37,565,529	256,572
LargeCap Value Fund III (a)	15,640,812	135,606
MidCap Blend Fund (a)	11,622,318	122,732
Money Market Fund (a)	12,276,629	12,277
Preferred Securities Fund (a)	5,184,084	45,827
Principal Capital Appreciation Fund (a)	4,281,894	141,003
Real Estate Securities Fund (a)	5,728,988	66,571
Short-Term Income Fund (a)	1,101,970	13,047
SmallCap Growth Fund (a)	8,056,377	47,613
SmallCap Value Fund (a)	4,034,684	46,964

		2,220,566

TOTAL INVESTMENT COMPANIES	$ 2,220,566

Total Investments	$ 2,220,566
Liabilities in Excess of Other Assets, Net - (0.19)%		(4,204)

TOTAL NET ASSETS - 100.00%	$ 2,216,362

(a)	Affiliated Security

(b)	Purchases and Sales include transactions related to the acquisition of the MidCap Stock Fund by the MidCap Blend Fund.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 81,514
Unrealized Depreciation	(330,662)

Net Unrealized Appreciation (Depreciation)	(249,148)
Cost for federal income tax purposes	2,469,714
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	70.98%
Fixed Income Funds	16.89%
International Equity Funds	12.32%
Liabilities in Excess of Other Assets, Net	(0.19%)

TOTAL NET ASSETS	100.00%

See accompanying notes

538

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (b)		Sales (b)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	18,425,073 $	238,053	407,217	$ 3,673	5,649,089	$ 47,477	13,183,201 $	163,926
Diversified International Fund	25,557,262	289,344	893,455	6,381	2,925,233	23,177	23,525,484	255,896
Equity Income Fund	28,464,488	484,630	1,186,215	15,258	4,166,181	53,128	25,484,522	414,995
Government and High Quality Bond	19,463,616	206,585	702,290	7,440	8,130,500	86,190	12,035,406	126,487
Fund
High Yield Fund	11,351,105	85,164	1,104,026	7,106	3,240,948	21,191	9,214,183	66,759
Income Fund	13,907,794	123,890	1,171,840	9,818	4,078,143	32,581	11,001,491	96,926
International Emerging Markets Fund	3,526,948	92,555	139,801	2,047	322,200	6,378	3,344,549	84,865
LargeCap Growth Fund	47,449,962	291,130	368,306	2,064	8,155,240	43,592	39,663,028	239,185
LargeCap Growth Fund II	40,413,852	335,479	638,338	3,596	3,486,661	22,279	37,565,529	305,429
LargeCap Value Fund III	16,130,076	159,663	708,070	5,318	1,197,334	9,758	15,640,812	151,918
MidCap Blend Fund	-	-	11,652,389	115,781	30,071	323	11,622,318	115,378
MidCap Stock Fund	10,538,515	134,285	662,641	8,330	11,201,156	133,816	-	-
Money Market Fund	16,628,501	16,629	83,760	84	4,435,632	4,436	12,276,629	12,277
Preferred Securities Fund	6,645,119	60,083	522,375	3,592	1,983,410	14,676	5,184,084	44,978
Principal Capital Appreciation Fund	4,707,606	147,359	360,712	9,946	786,424	22,136	4,281,894	129,734
Real Estate Securities Fund	6,785,392	112,844	250,629	2,316	1,307,033	10,251	5,728,988	90,021
Short-Term Income Fund	2,560,304	29,655	57,375	649	1,515,709	16,832	1,101,970	12,740
SmallCap Growth Fund	9,038,196	49,018	95,936	484	1,077,755	5,428	8,056,377	41,310
SmallCap Value Fund	4,251,543	70,592	76,696	830	293,555	3,362	4,034,684	66,309

	$ 2,926,958			$ 204,713		$ 557,011	$ 2,419,133

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Disciplined LargeCap Blend Fund	$ 3,609			$ (30,323)			$ -
Diversified International Fund		5,513			(16,652)			-
Equity Income Fund		12,815			(31,765)			-
Government and High Quality Bond Fund		6,709			(1,348)			20
High Yield Fund		7,006			(4,320)			-
Income Fund		6,114			(4,201)			-
International Emerging Markets Fund			741		(3,359)			-
LargeCap Growth Fund			510		(10,417)			-
LargeCap Growth Fund II		1,479			(11,367)			-
LargeCap Value Fund III		3,623			(3,305)			-
MidCap Blend Fund			-		(80)			-
MidCap Stock Fund		4,835			(8,799)			2,645
Money Market Fund			82		-			-
Preferred Securities Fund		3,544			(4,021)			-
Principal Capital Appreciation Fund			1,797		(5,435)			7,161
Real Estate Securities Fund		2,004			(14,888)			-
Short-Term Income Fund			554		(732)			-
SmallCap Growth Fund			5		(2,764)			-
SmallCap Value Fund			445		(1,751)			-

	$ 61,385			$ (155,527)			$ 9,826

See accompanying notes

539

Schedule of Investments SAM Flexible Income Portfolio

October 31, 2009

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.76%)
Principal Funds, Inc. Institutional Class (99.76%)
Disciplined LargeCap Blend Fund (a)	1,619,134 $	16,855
Diversified International Fund (a)	2,560,649	22,201
Equity Income Fund (a)	2,494,058	35,914
Government and High Quality Bond Fund (a)	17,984,158	196,027
High Yield Fund (a)	8,318,436	63,137
Income Fund (a)	19,395,458	179,990
International Emerging Markets Fund (a)	382,305	7,898
LargeCap Growth Fund (a)	4,705,941	29,883
LargeCap Growth Fund II (a)	4,575,196	31,249
LargeCap Value Fund III (a)	3,061,435	26,543
MidCap Blend Fund (a)	1,726,350	18,230
Money Market Fund (a)	759,787	760
Preferred Securities Fund (a)	6,321,729	55,884
Principal Capital Appreciation Fund (a)	252,309	8,308
Real Estate Securities Fund (a)	777,367	9,033
Short-Term Income Fund (a)	5,759,595	68,194
SmallCap Growth Fund (a)	974,450	5,759
SmallCap Value Fund (a)	445,866	5,190

		781,055

TOTAL INVESTMENT COMPANIES	$ 781,055

Total Investments	$ 781,055
Other Assets in Excess of Liabilities, Net - 0.24%		1,910

TOTAL NET ASSETS - 100.00%	$ 782,965

(a)	Affiliated Security

(b)	Purchases and Sales include transactions related to the acquisition of the MidCap Stock Fund by the MidCap Blend Fund.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 43,556
Unrealized Depreciation	(48,701)

Net Unrealized Appreciation (Depreciation)	(5,145)
Cost for federal income tax purposes	786,200
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	72.03%
Domestic Equity Funds	23.88%
International Equity Funds	3.85%
Other Assets in Excess of Liabilities, Net	0.24%

TOTAL NET ASSETS	100.00%

See accompanying notes

540

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (b)		Sales (b)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	1,755,164 $	18,926	216,527	$ 2,039	352,557	$ 2,913	1,619,134 $	16,851
Diversified International Fund	2,260,187	31,722	458,760	3,225	158,298	1,229	2,560,649	32,440
Equity Income Fund	2,204,152	32,336	394,184	5,003	104,278	1,393	2,494,058	35,377
Government and High Quality Bond	18,712,637	198,725	1,734,656	18,570	2,463,135	26,181	17,984,158	190,693
Fund
High Yield Fund	8,027,397	58,567	1,113,781	7,155	822,742	5,578	8,318,436	59,094
Income Fund	18,750,801	169,320	2,786,821	23,546	2,142,164	17,783	19,395,458	173,238
International Emerging Markets Fund	308,389	8,964	86,299	1,226	12,383	253	382,305	9,755
LargeCap Growth Fund	4,241,819	22,521	688,246	3,751	224,124	1,317	4,705,941	24,843
LargeCap Growth Fund II	4,285,060	35,444	569,414	3,039	279,278	1,745	4,575,196	35,788
LargeCap Value Fund III	2,810,590	27,058	839,704	6,411	588,859	4,178	3,061,435	27,070
MidCap Blend Fund	-	-	1,729,184	16,901	2,834	30	1,726,350	16,861
MidCap Stock Fund	1,240,145	15,187	253,025	2,904	1,493,170	17,734	-	-
Money Market Fund	755,211	755	4,576	5	-	-	759,787	760
Preferred Securities Fund	5,662,180	49,047	1,199,837	7,446	540,288	4,323	6,321,729	51,274
Principal Capital Appreciation Fund	210,487	5,038	49,082	1,355	7,260	218	252,309	6,162
Real Estate Securities Fund	632,872	9,155	174,142	1,628	29,647	292	777,367	10,272
Short-Term Income Fund	6,267,411	72,738	532,915	6,119	1,040,731	11,689	5,759,595	66,641
SmallCap Growth Fund	795,331	3,833	196,126	964	17,007	103	974,450	4,655
SmallCap Value Fund	378,509	5,944	81,905	872	14,548	166	445,866	6,563

	$ 765,280			$ 112,159		$ 97,125	$ 768,337

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 352			$ (1,201)			$ -
Diversified International Fund			529		(1,278)			-
Equity Income Fund		1,140			(569)			-
Government and High Quality Bond Fund		8,946			(421)			5
High Yield Fund		5,723			(1,050)			-
Income Fund		10,431			(1,845)			-
International Emerging Markets Fund			71		(182)			-
LargeCap Growth Fund			48		(112)			-
LargeCap Growth Fund II			166		(950)			-
LargeCap Value Fund III			727		(2,221)			-
MidCap Blend Fund			-		(10)			-
MidCap Stock Fund			678		(357)			391
Money Market Fund			4		-			-
Preferred Securities Fund		3,769			(896)			-
Principal Capital Appreciation Fund			85		(13)			338
Real Estate Securities Fund			242		(219)			-
Short-Term Income Fund		2,659			(527)			-
SmallCap Growth Fund			1		(39)			-
SmallCap Value Fund			42		(87)			-

	$ 35,613			$ (11,977)			$ 734

See accompanying notes

541

Schedule of Investments SAM Strategic Growth Portfolio

October 31, 2009

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.28%)
Principal Funds, Inc. Institutional Class (100.28%)
Disciplined LargeCap Blend Fund (a)	11,875,520 $	123,624
Diversified International Fund (a)	16,822,219	145,849
Equity Income Fund (a)	17,070,813	245,820
High Yield Fund (a)	8,909,061	67,620
International Emerging Markets Fund (a)	2,554,633	52,779
LargeCap Growth Fund (a)	26,782,985	170,072
LargeCap Growth Fund II (a)	25,474,007	173,987
LargeCap Value Fund III (a)	12,710,109	110,197
MidCap Blend Fund (a)	8,205,250	86,647
Money Market Fund (a)	4,559,288	4,559
Principal Capital Appreciation Fund (a)	3,051,201	100,476
Real Estate Securities Fund (a)	4,188,469	48,670
Short-Term Income Fund (a)	399,276	4,727
SmallCap Growth Fund (a)	6,319,407	37,348
SmallCap Value Fund (a)	3,031,283	35,284

		1,407,659

TOTAL INVESTMENT COMPANIES	$ 1,407,659

Total Investments	$ 1,407,659
Liabilities in Excess of Other Assets, Net - (0.28)%		(3,891)

TOTAL NET ASSETS - 100.00%	$ 1,403,768

(a)	Affiliated Security

(b)	Purchases and Sales include transactions related to the acquisition of the MidCap Stock Fund by the MidCap Blend Fund.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 47,730
Unrealized Depreciation	(271,056)

Net Unrealized Appreciation (Depreciation)	(223,326)
Cost for federal income tax purposes	1,630,985
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	80.65%
International Equity Funds	14.15%
Fixed Income Funds	5.48%
Liabilities in Excess of Other Assets, Net	(0.28%)

TOTAL NET ASSETS	100.00%

See accompanying notes

542

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (b)		Sales (b)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	14,285,072 $	195,236	385,316	$ 3,471	2,794,868	$ 24,946	11,875,520 $	157,721
Diversified International Fund	18,785,798	216,825	712,473	5,065	2,676,052	20,007	16,822,219	185,346
Equity Income Fund	19,435,181	341,557	764,027	9,861	3,128,395	39,532	17,070,813	286,494
High Yield Fund	10,280,216	79,918	1,035,946	6,695	2,407,101	15,207	8,909,061	66,767
International Emerging Markets Fund	2,858,366	70,126	82,669	1,152	386,402	7,199	2,554,633	59,663
LargeCap Growth Fund	30,805,274	192,025	182,950	1,027	4,205,239	23,152	26,782,985	164,845
LargeCap Growth Fund II	29,670,395	249,573	282,602	1,587	4,478,990	25,548	25,474,007	208,461
LargeCap Value Fund III	13,267,715	126,533	529,452	4,027	1,087,058	8,283	12,710,109	118,699
MidCap Blend Fund	-	-	8,217,334	80,083	12,084	130	8,205,250	79,932
MidCap Stock Fund	7,640,045	95,829	497,237	6,209	8,137,282	94,638	-	-
Money Market Fund	8,077,765	8,078	33,499	33	3,551,976	3,552	4,559,288	4,559
Principal Capital Appreciation Fund	3,419,702	108,402	248,066	6,847	616,567	16,994	3,051,201	93,598
Real Estate Securities Fund	4,482,306	75,871	170,154	1,572	463,991	4,109	4,188,469	67,616
Short-Term Income Fund	614,848	7,109	19,262	218	234,834	2,616	399,276	4,610
SmallCap Growth Fund	6,839,957	39,485	94,852	464	615,402	3,230	6,319,407	35,018
SmallCap Value Fund	3,303,352	55,602	71,204	763	343,273	3,790	3,031,283	50,379

	$ 1,862,169			$ 129,074		$ 292,933	$ 1,583,708

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 2,605			$ (16,040)			$ -
Diversified International Fund		3,984			(16,537)			-
Equity Income Fund		8,402			(25,392)			-
High Yield Fund		6,397			(4,639)			-
International Emerging Markets Fund			602		(4,416)			-
LargeCap Growth Fund			317		(5,055)			-
LargeCap Growth Fund II		1,071			(17,151)			-
LargeCap Value Fund III		2,985			(3,578)			-
MidCap Blend Fund			-		(21)			-
MidCap Stock Fund		3,417			(7,400)			1,867
Money Market Fund			32		-			-
Principal Capital Appreciation Fund			1,249		(4,657)			5,011
Real Estate Securities Fund		1,413			(5,718)			-
Short-Term Income Fund			187		(101)			-
SmallCap Growth Fund			4		(1,701)			-
SmallCap Value Fund			335		(2,196)			-

	$ 33,000			$ (114,602)			$ 6,878

See accompanying notes

543

Schedule of Investments
Short-Term Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (73.29%)			BONDS (continued)
Aerospace & Defense (0.55%)			Cable/Satellite TV (0.90%)
BAE Systems Holdings Inc			Comcast Corp
4.75%, 8/15/2010 (a)	$ 500 $	508	5.45%, 11/15/2010	$ 300 $	313
Boeing Co/The			COX Communications Inc
5.00%, 3/15/2014	170	185	4.63%, 1/15/2010	475	478

		693	7.13%, 10/ 1/2012	300	337

					1,128

Airlines (0.23%)
Delta Air Lines Inc			Cellular Telecommunications (0.45%)
6.62%, 3/18/2011	288	284	Rogers Cable Inc
			7.88%, 5/ 1/2012	500	565
Asset Backed Securities (3.19%)
Carrington Mortgage Loan Trust			Commercial Banks (0.55%)
0.52%, 12/25/2035 (b)	475	414	American Express Bank FSB
Citigroup Mortgage Loan Trust Inc			5.50%, 4/16/2013	650	691
0.39%, 3/25/2037 (b)	400	324
CNH Equipment Trust			Computers - Memory Devices (0.16%)
4.12%, 5/15/2012	493	499	Seagate Technology HDD Holdings
Countrywide Asset-Backed Certificates			6.38%, 10/ 1/2011	200	205
6.02%, 9/25/2046 (b)	1,900	1,527
Countrywide Home Equity Loan Trust			Containers - Paper & Plastic (0.15%)
0.47%, 12/15/2035 (b)	88	27	Pactiv Corp
0.48%, 2/15/2036 (b)	194	149	5.88%, 7/15/2012	175	186
First-Citizens Home Equity Loan LLC
0.46%, 9/15/2022 (a)(b)	160	84	Credit Card Asset Backed Securities (0.14%)
GMAC Mortgage Corp Loan Trust			GE Capital Credit Card Master Note Trust
0.42%, 8/25/2035 (b)	143	40	0.42%, 3/15/2013 (b)	175	174
John Deere Owner Trust
4.18%, 6/15/2012	535	542	Diversified Banking Institutions (3.12%)
			Bank of America Corp
JP Morgan Mortgage Acquisition Corp
			4.90%, 5/ 1/2013	615	640
0.32%, 3/25/2037 (b)	225	207
			Citigroup Inc
Marriott Vacation Club Owner Trust
			5.50%, 8/27/2012	550	577
5.81%, 10/20/2029 (a)	163	148
			5.50%, 4/11/2013	750	782
Nomura Asset Acceptance Corp
0.46%, 1/25/2036 (a)(b)	220	44	Goldman Sachs Group Inc/The

			6.88%, 1/15/2011	1,050	1,117
		4,005

			0.65%, 2/ 6/2012 (b)	175	173
Automobile Sequential (1.14%)			JP Morgan Chase & Co
Capital Auto Receivables Asset Trust			5.60%, 6/ 1/2011	600	638

5.52%, 3/15/2011 (b)	500	499			3,927

Ford Credit Auto Owner Trust
5.47%, 9/15/2012 (b)	350	361	Diversified Financial Services (1.58%)
Nissan Auto Receivables Owner Trust			General Electric Capital Corp
4.28%, 7/15/2013	280	292	5.25%, 10/19/2012	750	806
WFS Financial Owner Trust			4.80%, 5/ 1/2013	575	605
4.50%, 5/17/2013	283	284	TNK-BP Finance SA

		1,436	6.13%, 3/20/2012 (a)	575	577

					1,988

Brewery (0.34%)
SABMiller PLC			Electric - Generation (0.10%)
6.20%, 7/ 1/2011 (a)	400	426	Indiantown Cogeneration LP
			9.26%, 12/15/2010	128	129
Building Products - Cement & Aggregate (0.34%)
CRH America Inc			Electric - Integrated (0.92%)
6.95%, 3/15/2012	400	434	Integrys Energy Group Inc
			7.00%, 11/ 1/2009	700	700

See accompanying notes

544

Schedule of Investments
Short-Term Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Finance - Mortgage Loan/Banker (continued)
Scottish Power Ltd			Federal Home Loan Banks
4.91%, 3/15/2010	$ 450 $	457	1.63%, 7/27/2011	$ 12,000 $	12,139

		1,157			18,815

Electronic Connectors (0.26%)			Food - Miscellaneous/Diversified (0.60%)
Thomas & Betts Corp			General Mills Inc
7.25%, 6/ 1/2013	325	332	8.02%, 2/ 5/2013	650	754

Fiduciary Banks (0.50%)			Gas - Distribution (0.08%)
Bank of New York Mellon Corp/The			Southern California Gas Co
4.50%, 4/ 1/2013	595	631	0.53%, 12/ 1/2009 (b)	100	100

Finance - Auto Loans (0.36%)			Home Equity - Other (2.87%)
Ford Motor Credit Co LLC			Bear Stearns Asset Backed Securities Trust
9.88%, 8/10/2011	175	179	0.84%, 3/25/2034 (b)	409	265
Nissan Motor Acceptance Corp			0.42%, 6/25/2047 (b)	950	402
4.63%, 3/ 8/2010 (a)	270	270	Countrywide Asset-Backed Certificates

		449	6.09%, 6/25/2021 (b)	1,625	671

			First NLC Trust
Finance - Commercial (0.52%)
			0.57%, 5/25/2035 (b)	184	85
Textron Financial Canada Funding Corp
5.13%, 11/ 1/2010	650	651	GMAC Mortgage Corp Loan Trust
			4.62%, 11/25/2035 (b)	18	18
Finance - Consumer Loans (0.62%)			5.75%, 10/25/2036	618	455
HSBC Finance Corp			6.05%, 12/25/2037 (b)	635	366
0.72%, 11/16/2009 (b)	475	475	GSAA Trust
0.65%, 9/14/2012 (b)	325	311	6.04%, 7/25/2036	900	487

		786	Indymac Seconds Asset Backed Trust

			5.77%, 5/25/2036 (b)	249	239
Finance - Credit Card (0.20%)			Mastr Asset Backed Securities Trust
Capital One Bank USA NA			0.74%, 3/25/2035 (b)	544	20
5.75%, 9/15/2010	250	256	Option One Mortgage Loan Trust
			0.69%, 3/25/2037 (b)(c)	500	8
Finance - Investment Banker & Broker (1.49%)			Residential Asset Securities Corp
Merrill Lynch & Co Inc			4.59%, 8/25/2031	185	178
0.69%, 2/ 5/2010 (b)	200	200
			4.47%, 3/25/2032	461	404
0.68%, 11/ 1/2011 (b)	300	291
			Specialty Underwriting & Residential Finance
0.54%, 6/ 5/2012 (b)	250	239	0.47%, 3/25/2036 (b)	6	6

6.05%, 8/15/2012	400	429			3,604

5.45%, 2/ 5/2013	120	125
			Home Equity - Sequential (1.86%)
6.15%, 4/25/2013	550	590

			Countrywide Asset-Backed Certificates
		1,874

			5.68%, 6/25/2035	1,743	1,053
Finance - Leasing Company (0.34%)			5.56%, 4/25/2036	776	301
International Lease Finance Corp			5.51%, 8/25/2036	473	243
0.68%, 1/15/2010 (b)	100	98	5.81%, 11/25/2036	1,019	422
5.30%, 5/ 1/2012	400	332	New Century Home Equity Loan Trust

		430	4.76%, 11/25/2033	335	325

Finance - Mortgage Loan/Banker (14.97%)					2,344

Countrywide Financial Corp			Life & Health Insurance (2.16%)
5.80%, 6/ 7/2012	375	399	New York Life Global Funding
Fannie Mae			4.65%, 5/ 9/2013 (a)	795	841
4.75%, 12/15/2010	6,000	6,277	Pacific Life Global Funding
			0.52%, 6/22/2011 (a)(b)	175	163

See accompanying notes

545

Schedule of Investments
Short-Term Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Life & Health Insurance (continued)			Mortgage Backed Securities (continued)
Prudential Financial Inc			Citigroup / Deutsche Bank Commercial
5.15%, 1/15/2013	$ 950 $	997	Mortgage Trust
StanCorp Financial Group Inc			0.24%, 11/15/2044 (a)	$ 47,898 $	394
6.88%, 10/ 1/2012	510	540	Commercial Mortgage Pass Through Certificates
Sun Life Financial Global Funding LP			1.50%, 6/10/2010 (a)(b)	3,330	28
0.53%, 7/ 6/2010 (a)(b)	175	173	Countrywide Alternative Loan Trust

		2,714	2.07%, 7/20/2035 (b)	302	139

			1.76%, 2/25/2036 (b)	400	213
Medical - HMO (0.37%)
			6.00%, 5/25/2036	642	478
UnitedHealth Group Inc
			6.00%, 5/25/2036	8	8
4.88%, 2/15/2013	445	464
			0.52%, 6/25/2036 (b)(c)	1,274	188
Medical - Wholesale Drug Distribution (0.04%)			0.74%, 9/25/2036 (b)	354	240
Cardinal Health Inc			0.52%, 5/20/2046 (b)	1,187	165
5.65%, 6/15/2012	51	54	Countrywide Asset-Backed Certificates
			0.52%, 11/25/2035 (b)	82	64
Medical Products (0.55%)			0.51%, 1/25/2036 (b)(c)	449	313
Angiotech Pharmaceuticals Inc			Countrywide Home Loan Mortgage Pass
4.11%, 12/ 1/2013 (b)	225	187	Through Trust
Covidien International Finance SA			4.49%, 12/25/2033	119	118
5.45%, 10/15/2012	465	505	Credit Suisse First Boston Mortgage Securities

		692	Corp

			0.24%, 8/15/2038 (a)	37,061	253
Metal - Diversified (0.05%)			Fannie Mae
Xstrata Canada Corp			0.54%, 2/25/2032 (b)	177	176
7.25%, 7/15/2012	55	58	0.49%, 3/25/2035 (b)	84	83
			Fannie Mae Whole Loan
Metal Processors & Fabrication (0.24%)
			0.44%, 5/25/2035 (b)(c)	282	277
Timken Co
			First Union National Bank Commercial
5.75%, 2/15/2010	300	303
			Mortgage Securities Inc
			5.59%, 2/12/2034	3	3
Money Center Banks (0.55%)
			Freddie Mac
Deutsche Bank AG/London			5.13%, 12/15/2013	136	136
5.38%, 10/12/2012	630	688
			0.70%, 6/15/2023 (b)	219	215
			0.65%, 7/15/2023 (b)	727	718
Mortgage Backed Securities (20.36%)
ACT Depositor Corp			GE Capital Commercial Mortgage Corp
0.55%, 9/22/2041 (a)(b)(d)	727	73	5.99%, 12/10/2035	54	56
Banc of America Commercial Mortgage Inc			0.59%, 3/10/2040 (a)(b)	2,026	16
6.85%, 4/15/2036 (c)	200	201	Ginnie Mae
0.41%, 7/10/2046 (b)	47,852	614	1.26%, 10/16/2012 (b)	4,014	116
Banc of America Mortgage Securities Inc			1.06%, 2/16/2047 (b)	14,406	682
4.79%, 5/25/2035 (b)	331	324	GMAC Commercial Mortgage Securities Inc
Bear Stearns Adjustable Rate Mortgage Trust			0.83%, 3/10/2038 (a)(b)	1,830	21
3.76%, 9/25/2034 (b)	285	261	0.37%, 8/10/2038 (a)(b)	50,330	338
Bear Stearns Alt-A Trust			GMAC Mortgage Corp Loan Trust
0.52%, 7/25/2035 (b)	30	8	5.25%, 7/25/2034	726	608
Bear Stearns Commercial Mortgage Securities			Greenwich Capital Commercial Funding Corp
7.00%, 5/20/2030	457	483	0.29%, 12/10/2049 (a)(b)	47,904	523
0.21%, 2/11/2041 (b)	19,113	121	GSR Mortgage Loan Trust
Bella Vista Mortgage Trust			4.73%, 7/25/2035 (b)	479	451
0.50%, 5/20/2045 (b)(c)	136	63	Heller Financial Commercial Mortgage Asset
Chase Commercial Mortgage Securities Corp			8.00%, 1/17/2034 (b)	1,000	1,000
7.56%, 10/15/2032	500	496	Impac CMB Trust
			1.24%, 10/25/2033 (b)	50	30

See accompanying notes

546

Schedule of Investments
Short-Term Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Impac CMB Trust (continued)			Wachovia Bank Commercial Mortgage Trust
0.49%, 5/25/2037 (b)(c)	$ 618 $	496	0.17%, 1/15/2041 (a)(b)	$ 15,104 $	43
Indymac Index Mortgage Loan Trust			0.32%, 4/15/2042 (a)(b)	70,455	498
0.84%, 4/25/2034 (b)	41	29	5.25%, 12/15/2043	1,175	1,155
0.42%, 2/25/2037 (b)	930	470	WaMu Mortgage Pass Through Certificates
0.48%, 6/25/2037 (b)(c)	740	387	3.77%, 3/25/2033 (b)	88	78
JP Morgan Chase Commercial Mortgage			0.47%, 4/25/2045 (b)	16	12
Securities Corp			0.51%, 4/25/2045 (b)	73	39
6.95%, 11/15/2035 (a)(b)	350	330
			0.53%, 7/25/2045 (b)	138	98
5.30%, 5/15/2047 (b)(c)	1,400	1,330
			0.49%, 11/25/2045 (b)	58	51

5.31%, 1/15/2049	625	609
					25,586

JP Morgan Mortgage Trust
3.81%, 5/25/2034	293	277	Multi-Line Insurance (0.22%)
5.11%, 6/25/2035 (b)	330	281	CNA Financial Corp
5.63%, 4/25/2037 (b)	555	427	6.00%, 8/15/2011	150	153
LB-UBS Commercial Mortgage Trust			Genworth Financial Inc
6.06%, 6/15/2020	70	71	6.15%, 11/15/2066 (b)	185	124

4.44%, 12/15/2029 (b)	1,000	999			277

1.43%, 10/15/2035 (a)(b)	8,741	323	Mutual Insurance (0.33%)
MASTR Asset Securitization Trust			Health Care Service Corp
5.25%, 9/25/2033 (b)	172	172	7.75%, 6/15/2011 (a)	400	418
Merrill Lynch / Countrywide Commercial
Mortgage Trust			Office Automation & Equipment (0.25%)
0.65%, 7/12/2046	44,870	1,068	Xerox Corp
0.49%, 9/12/2049 (b)	22,492	419	5.50%, 5/15/2012	295	311
Merrill Lynch Mortgage Trust
0.15%, 11/12/2035 (a)(b)	30,967	54	Oil - Field Services (0.54%)
0.12%, 7/12/2038	99,335	560	Weatherford International Inc
0.11%, 9/12/2042 (b)	42,375	314	6.63%, 11/15/2011	250	270
Merrill Lynch/Countrywide Commercial			5.95%, 6/15/2012	375	403

Mortgage Trust					673

5.11%, 12/12/2049 (b)	885	885
			Oil Company - Exploration & Production (0.96%)
Morgan Stanley Capital I
0.62%, 8/25/2046 (a)(b)	725	7	Canadian Natural Resources Ltd
			5.15%, 2/ 1/2013	650	689
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031	26	27	Devon OEI Operating Inc
			7.25%, 10/ 1/2011	475	517

New Century Alternative Mortgage Loan Trust
5.91%, 7/25/2036 (b)	916	815			1,206

Residential Accredit Loans Inc			Oil Company - Integrated (0.35%)
6.00%, 11/25/2032	524	494	Husky Energy Inc
5.25%, 12/25/2035 (b)	110	63	6.25%, 6/15/2012	400	434
0.39%, 2/25/2047 (b)	1,304	580
Residential Funding Mortgage Securities I			Pipelines (0.78%)
4.12%, 11/25/2035 (b)	441	343	NGPL Pipeco LLC
5.67%, 2/25/2036 (b)	252	188	6.51%, 12/15/2012 (a)	650	710
0.84%, 7/25/2036 (b)	126	112	ONEOK Partners LP
			5.90%, 4/ 1/2012	255	268

Structured Asset Mortgage Investments Inc
0.55%, 9/25/2045 (b)	118	67			978

Structured Asset Securities Corp			Property Trust (0.41%)
5.50%, 6/25/2036 (b)	1,450	343	WEA Finance LLC / WCI Finance LLC
Thornburg Mortgage Securities Trust			5.40%, 10/ 1/2012 (a)	500	517
0.59%, 12/25/2033 (b)	472	378

See accompanying notes

547

Schedule of Investments
Short-Term Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Real Estate Operator & Developer (0.46%)			Special Purpose Entity (0.49%)
Regency Centers LP			Genworth Global Funding Trusts
8.45%, 9/ 1/2010	$ 575 $	584	5.20%, 10/ 8/2010	$ 375 $	382
			USB Realty Corp
Regional Banks (1.50%)			6.09%, 12/22/2049 (a)(b)	330	230

BAC Capital Trust XIII					612

0.70%, 3/15/2043 (b)	435	251
			Steel - Producers (0.30%)
BAC Capital Trust XIV
5.63%, 3/15/2043 (b)	550	382	Ispat Inland ULC
			9.75%, 4/ 1/2014	360	373
Capital One Financial Corp
5.70%, 9/15/2011	300	317
			Telephone - Integrated (0.62%)
SunTrust Preferred Capital I
5.85%, 12/31/2049 (b)	62	40	British Telecommunications PLC
			5.15%, 1/15/2013	750	784
Wachovia Corp
5.35%, 3/15/2011	600	629
			Tobacco (0.33%)
0.51%, 3/ 1/2012 (b)	275	268

			Reynolds American Inc
		1,887	6.50%, 7/15/2010	400	411

REITS - Apartments (0.16%)
UDR Inc			Transport - Rail (0.27%)
5.50%, 4/ 1/2014	200	198	CSX Corp
			4.88%, 11/ 1/2009	335	335

REITS - Mortgage (0.42%)			TOTAL BONDS	$ 92,104

iStar Financial Inc
			U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 12/15/2010	500	390
			OBLIGATIONS (21.38%)
5.65%, 9/15/2011	200	136	Federal Home Loan Mortgage Corporation

		526	(FHLMC) (2.49%)

			4.50%, 11/ 1/2009	27	27
REITS - Office Property (0.29%)			4.50%, 12/ 1/2009	93	93
Brandywine Operating Partnership LP
			4.50%, 4/ 1/2010	64	64
5.63%, 12/15/2010	364	363
			4.50%, 9/ 1/2010	133	136
REITS - Regional Malls (0.17%)			4.50%, 2/ 1/2011	60	63
Simon Property Group LP			4.50%, 4/ 1/2011	75	79
5.60%, 9/ 1/2011	200	209	4.50%, 7/ 1/2011	79	82
			4.50%, 11/ 1/2011	348	362
REITS - Shopping Centers (0.29%)			6.50%, 4/ 1/2015	4	4
Federal Realty Investment Trust			6.50%, 12/ 1/2015	15	16
6.00%, 7/15/2012	350	363
			7.00%, 12/ 1/2022	151	166
			7.50%, 12/ 1/2029	3	4
REITS - Warehouse & Industrial (0.49%)
ProLogis			4.05%, 12/ 1/2034 (b)	147	148
5.50%, 3/ 1/2013	625	620	4.48%, 1/ 1/2035 (b)	236	239
			4.22%, 6/ 1/2035 (b)	969	1,001
Retail - Drug Store (0.36%)			4.14%, 9/ 1/2035 (b)	298	306
CVS Caremark Corp			4.98%, 9/ 1/2035 (b)	324	338

0.66%, 6/ 1/2010 (b)	450	450			3,128

Rubber - Tires (0.16%)			Federal National Mortgage Association (FNMA) (3.77%)
Goodyear Tire & Rubber Co/The			4.50%, 12/ 1/2009	5	5
5.01%, 12/ 1/2009 (b)	200	200	4.50%, 3/ 1/2010	59	60
			4.00%, 5/ 1/2010	200	201
Special Purpose Banks (0.29%)			4.50%, 5/ 1/2010	34	34
Korea Development Bank/Republic of Korea			4.00%, 6/ 1/2010	103	104
0.42%, 4/ 3/2010 (b)	365	362
			4.00%, 7/ 1/2010	78	79
			4.00%, 8/ 1/2010	80	80

See accompanying notes

548

Schedule of Investments Short-Term Bond Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Diversified Banking Institutions (continued)
Federal National Mortgage Association (FNMA)			Investment in Joint Trading Account;
(continued)			Morgan Stanley Repurchase Agreement;
4.50%, 8/ 1/2011	$ 197 $	205	0.06% dated 10/30/09 maturing 11/02/09
8.50%, 5/ 1/2022	32	36	(collateralized by Sovereign Agency
8.00%, 5/ 1/2027	5	6	Issues; $3,909,000; 0.88% - 4.75%; dated
6.00%, 7/ 1/2028	73	79	12/10/10 - 07/01/19)	$ 3,832$	3,832

7.50%, 10/ 1/2029	15	17			15,329

4.73%, 12/ 1/2032 (b)	162	167	TOTAL REPURCHASE AGREEMENTS	$ 15,329

3.35%, 7/ 1/2034 (b)	352	362
			Total Investments	$ 134,300
3.83%, 7/ 1/2034 (b)	149	154	Liabilities in Excess of Other Assets, Net - (6.87)%		(8,637)

3.47%, 8/ 1/2034 (b)	220	226
			TOTAL NET ASSETS - 100.00%	$ 125,663

2.72%, 9/ 1/2034 (b)	308	314

4.28%, 1/ 1/2035 (b)	83	84
4.50%, 1/ 1/2035 (b)	365	377	(a)	Security exempt from registration under Rule 144A of the Securities Act
3.88%, 2/ 1/2035 (b)	60	62	of 1933. These securities may be resold in transactions exempt from
4.60%, 4/ 1/2035 (b)	510	521	registration, normally to qualified institutional buyers. Unless otherwise
			indicated, these securities are not considered illiquid. At the end of the
3.93%, 10/ 1/2035 (b)	1,127	1,154	period, the value of these securities totaled $8,010 or 6.37% of net
3.35%, 2/ 1/2037 (b)	402	412	assets.

		4,739	(b)	Variable Rate. Rate shown is in effect at October 31, 2009.

			(c) Security is Illiquid
U.S. Treasury (15.12%)
			(d)	Market value is determined in accordance with procedures established in
1.13%, 6/30/2011	2,000	2,015	good faith by the Board of Directors. At the end of the period, the value
1.38%, 4/15/2012	6,000	6,030	of these securities totaled $73 or 0.06% of net assets.
4.50%, 4/30/2012	2,700	2,921
2.25%, 5/31/2014	8,000	8,034	Unrealized Appreciation (Depreciation)

		19,000	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 26,867		Unrealized Appreciation	$ 1,945

REPURCHASE AGREEMENTS (12.20%)			Unrealized Depreciation		(17,478)

Diversified Banking Institutions (12.20%)			Net Unrealized Appreciation (Depreciation)		(15,533)
Investment in Joint Trading Account; Bank			Cost for federal income tax purposes		149,833
of America Repurchase Agreement; 0.06%			All dollar amounts are shown in thousands (000's)
dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency			Portfolio Summary (unaudited)

Issues; $3,909,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 3,832$	3,832	Sector		Percent

Investment in Joint Trading Account; Credit			Financial		30.04%
Suisse Repurchase Agreement; 0.06%			Government		29.78%
dated 10/30/09 maturing 11/02/09			Mortgage Securities		26.62%
(collateralized by US Treasury Notes;			Asset Backed Securities		9.20%
$3,909,000; 1.38% - 2.00%; dated			Energy		2.62%
02/28/10 - 09/15/12)	3,833	3,833	Consumer, Non-cyclical		2.23%
			Communications		1.97%
Investment in Joint Trading Account;
			Industrial		1.82%
Deutsche Bank Repurchase Agreement;
			Utilities		1.10%
0.06% dated 10/30/09 maturing 11/02/09			Consumer, Cyclical		0.74%
(collateralized by Sovereign Agency			Technology		0.41%
Issues; $3,909,000; 1.88% - 3.75%; dated			Basic Materials		0.34%
12/06/10 - 08/24/12)	3,832	3,832	Liabilities in Excess of Other Assets, Net		(6.87%)

			TOTAL NET ASSETS		100.00%

See accompanying notes

549

Schedule of Investments Short-Term Income Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (87.12%)			BONDS (continued)
Aerospace & Defense (0.56%)			Computers (0.90%)
General Dynamics Corp			Hewlett-Packard Co
1.80%, 7/15/2011	$ 2,600 $	2,634	4.25%, 2/24/2012	$ 4,000 $	4,224

Aerospace & Defense Equipment (0.44%)			Consumer Products - Miscellaneous (0.96%)
United Technologies Corp			Clorox Co
4.38%, 5/ 1/2010	2,000	2,042	5.00%, 3/ 1/2013	4,250	4,508

Agricultural Operations (1.19%)			Diversified Banking Institutions (6.94%)
Cargill Inc			Bank of America Corp
5.20%, 1/22/2013 (a)	5,250	5,581	6.25%, 4/15/2012	2,750	2,967
			2.10%, 4/30/2012	3,000	3,050
Applications Software (0.43%)			Citigroup Inc
Microsoft Corp			5.50%, 8/27/2012	2,500	2,623
2.95%, 6/ 1/2014	2,000	2,029	Goldman Sachs Group Inc/The
			5.25%, 10/15/2013	3,500	3,745
Asset Backed Securities (0.82%)			JP Morgan Chase & Co
Merrill Lynch First Franklin Mortgage Loan			2.20%, 6/15/2012	5,000	5,100
Trust
			5.38%, 10/ 1/2012	5,250	5,735
0.94%, 10/25/2037 (b)	4,010	3,847
			Morgan Stanley
			5.63%, 1/ 9/2012	4,500	4,792
Brewery (0.84%)
Anheuser-Busch InBev Worldwide Inc			1.95%, 6/20/2012	4,500	4,559

7.20%, 1/15/2014 (a)	3,500	3,943			32,571

			Diversified Financial Services (1.08%)
Cable/Satellite TV (0.80%)
			General Electric Capital Corp
Time Warner Cable Inc			5.72%, 8/22/2011	5,000	5,042
5.40%, 7/ 2/2012	3,500	3,738
			Diversified Manufacturing Operations (0.56%)
Cellular Telecommunications (0.45%)
			Honeywell International Inc
America Movil SA de CV			4.25%, 3/ 1/2013	2,500	2,646
5.50%, 3/ 1/2014	2,000	2,091
			Electric - Integrated (3.32%)
Chemicals - Diversified (1.95%)
			Commonwealth Edison Co
EI Du Pont de Nemours & Co			5.40%, 12/15/2011	4,500	4,829
5.00%, 7/15/2013	2,500	2,726
			Korea Electric Power Corp
PPG Industries Inc			5.50%, 7/21/2014 (a)	4,250	4,486
5.75%, 3/15/2013	6,000	6,428

			Virginia Electric and Power Co
		9,154	5.10%, 11/30/2012	5,750	6,241

Commercial Banks (4.43%)					15,556

Commonwealth Bank of Australia			Enterprise Software & Services (0.58%)
3.75%, 10/15/2014 (a)	5,250	5,302
			Oracle Corp
National Australia Bank Ltd			3.75%, 7/ 8/2014	2,600	2,703
2.55%, 1/13/2012 (a)	7,000	7,152
Regions Bank/Birmingham AL			Finance - Auto Loans (1.15%)
3.25%, 12/ 9/2011	4,500	4,692	American Honda Finance Corp
SunTrust Bank/Atlanta GA			4.63%, 4/ 2/2013 (a)	5,250	5,376
3.00%, 11/16/2011	3,500	3,631

		20,777	Finance - Commercial (0.57%)

Commercial Services - Finance (1.14%)			Caterpillar Financial Services Corp
			4.85%, 12/ 7/2012	2,500	2,664
Western Union Co/The
5.40%, 11/17/2011	5,000	5,337

See accompanying notes

550

Schedule of Investments Short-Term Income Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Consumer Loans (0.92%)			Medical - Drugs (1.40%)
John Deere Capital Corp			Merck & Co Inc/NJ
4.95%, 12/17/2012	$ 4,000 $	4,324	1.88%, 6/30/2011	$ 1,000 $	1,013
			Pfizer Inc
Finance - Credit Card (1.20%)			4.45%, 3/15/2012	5,250	5,567

American Express Credit Corp					6,580

5.88%, 5/ 2/2013	5,250	5,634
			Medical - HMO (0.95%)
Finance - Investment Banker & Broker (0.88%)			UnitedHealth Group Inc
Jefferies Group Inc			4.88%, 2/15/2013	4,250	4,436
5.88%, 6/ 8/2014	4,000	4,119
			Mortgage Backed Securities (16.68%)
Finance - Leasing Company (0.67%)			Banc of America Funding Corp
International Lease Finance Corp			5.00%, 6/25/2035 (b)	4,973	4,763
6.38%, 3/25/2013	4,000	3,164	5.75%, 3/25/2036	3,952	3,189
			Banc of America Mortgage Securities Inc
Finance - Mortgage Loan/Banker (8.35%)			4.75%, 8/25/2033	1,554	1,555
Countrywide Financial Corp			4.75%, 2/25/2035	4,821	4,801
5.80%, 6/ 7/2012	2,750	2,926	Chase Mortgage Finance Corp
Fannie Mae			5.50%, 5/25/2035	1,849	1,618
5.00%, 10/15/2011	10,000	10,792	Citicorp Mortgage Securities Inc
2.00%, 1/ 9/2012	6,000	6,098	4.50%, 9/25/2034 (b)	3,112	3,080
1.88%, 4/20/2012	6,000	6,079	Countrywide Home Loan Mortgage Pass
1.88%, 10/29/2012	5,250	5,254	Through Trust
			5.50%, 10/25/2035	2,986	2,980
Freddie Mac
5.75%, 1/15/2012	5,000	5,515	Credit Suisse First Boston Mortgage Securities
			Corp
1.75%, 6/15/2012	2,500	2,521	6.00%, 12/25/2033	1,350	1,164

		39,185	Fannie Mae

Food - Miscellaneous/Diversified (0.33%)			6.00%, 2/25/2031	10,000	10,596
Kellogg Co			5.00%, 11/25/2035	2,312	2,466
5.13%, 12/ 3/2012	1,400	1,523	Freddie Mac
			5.50%, 10/15/2027	4,811	4,949
Home Equity - Other (1.08%)			6.00%, 9/15/2029	5,893	6,183
Mastr Asset Backed Securities Trust			4.50%, 5/15/2030	4,269	4,327
0.30%, 11/25/2036 (b)	5,122	5,067	Ginnie Mae
			4.50%, 8/20/2032	1,010	1,048
Industrial Gases (0.39%)			GSR Mortgage Loan Trust
Air Products & Chemicals Inc			6.00%, 6/25/2036	2,703	2,070
4.15%, 2/ 1/2013	1,750	1,829	Lehman Mortgage Trust
			5.75%, 4/25/2036	6,758	6,486
Life & Health Insurance (1.14%)
			Residential Asset Securitization Trust
Prudential Financial Inc			6.00%, 5/25/2036	3,239	1,970
3.63%, 9/17/2012	4,250	4,319
			Residential Funding Mortgage Securities I
4.50%, 7/15/2013	1,000	1,016	5.50%, 9/25/2036	3,742	3,324

		5,335	Structured Asset Securities Corp

Manufactured Housing ABS Other (0.02%)			5.50%, 12/25/2033	2,969	2,919
Green Tree Financial Corp			Wells Fargo Mortgage Backed Securities Trust
7.70%, 9/15/2026 (c)	120	86	5.50%, 5/25/2035	5,424	5,249
			5.75%, 10/25/2036 (b)	3,541	3,536

Medical - Biomedical/Gene (1.01%)					78,273

Amgen Inc
			Multi-Line Insurance (1.13%)
4.00%, 11/18/2009	4,725	4,733
			Metropolitan Life Global Funding I
			5.13%, 6/10/2014 (a)	5,000	5,312

See accompanying notes

551

Schedule of Investments Short-Term Income Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Multimedia (0.98%)			REITS - Regional Malls (0.78%)
Walt Disney Co/The			Simon Property Group LP
4.70%, 12/ 1/2012	$ 4,250 $	4,590	5.60%, 9/ 1/2011	$ 3,500 $	3,666

Non-Hazardous Waste Disposal (0.67%)			Rental - Auto & Equipment (1.01%)
Allied Waste North America Inc			ERAC USA Finance Co
5.75%, 2/15/2011	3,000	3,152	5.80%, 10/15/2012 (a)	4,500	4,754

Oil - Field Services (1.10%)			Retail - Apparel & Shoe (0.12%)
Smith International Inc			Nordstrom Inc
8.63%, 3/15/2014	4,500	5,162	6.75%, 6/ 1/2014	500	557

Oil Company - Exploration & Production (1.06%)			Retail - Discount (0.76%)
Apache Corp			Wal-Mart Stores Inc
6.25%, 4/15/2012	4,500	4,953	3.20%, 5/15/2014	3,500	3,587

Oil Company - Integrated (0.91%)			Savings & Loans - Thrifts (0.00%)
StatoilHydro ASA			Washington Mutual Bank / Henderson NV
2.90%, 10/15/2014	4,250	4,285	0.00%, 1/15/2013 (d)	1,200	3

Property & Casualty Insurance (0.93%)			Steel - Producers (1.91%)
Fidelity National Financial Inc			Nucor Corp
7.30%, 8/15/2011	4,250	4,383	5.00%, 12/ 1/2012	8,300	8,978

Property Trust (1.16%)			Telephone - Integrated (0.97%)
WEA Finance LLC / WCI Finance LLC			AT&T Inc
5.40%, 10/ 1/2012 (a)	5,250	5,426	4.95%, 1/15/2013	4,250	4,536

Quarrying (0.96%)			Textile - Home Furnishings (1.03%)
Vulcan Materials Co			Mohawk Industries Inc
5.60%, 11/30/2012	4,250	4,490	7.20%, 4/15/2012	4,750	4,845

Regional Banks (1.22%)			Transport - Services (0.97%)
Wells Fargo & Co			United Parcel Service Inc
4.38%, 1/31/2013	5,500	5,727	4.50%, 1/15/2013	4,250	4,555

Reinsurance (0.95%)			Water (0.96%)
Berkshire Hathaway Finance Corp			Veolia Environnement
4.00%, 4/15/2012	4,250	4,474	5.25%, 6/ 3/2013	4,250	4,524

			TOTAL BONDS	$ 408,738

REITS - Apartments (0.89%)
ERP Operating LP			U.S. GOVERNMENT & GOVERNMENT AGENCY
5.50%, 10/ 1/2012	4,000	4,186	OBLIGATIONS (4.91%)
			Federal Home Loan Mortgage Corporation
			(FHLMC) (0.12%)
REITS - Diversified (0.87%)			9.50%, 8/ 1/2016	8	9
Duke Realty LP			6.00%, 4/ 1/2017	176	190
6.25%, 5/15/2013	4,000	4,087
			6.00%, 5/ 1/2017	317	341
REITS - Healthcare (1.65%)			3.40%, 11/ 1/2021 (b)	19	20

Health Care REIT Inc					560

6.00%, 11/15/2013	2,575	2,545	Federal National Mortgage Association (FNMA) (0.07%)
Nationwide Health Properties Inc			6.50%, 1/ 1/2012	47	49
6.50%, 7/15/2011	5,000	5,210

			6.50%, 1/ 1/2014	74	80
		7,755

			8.50%, 11/ 1/2017	15	17
			5.02%, 1/ 1/2019 (b)	7	7

See accompanying notes

552

Schedule of Investments
Short-Term Income Fund
October 31, 2009

	Principal		Principal
	Amount	Value	Amount		Value
	(000's)	(000's)	(000's)		(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Diversified Banking Institutions (continued)
Federal National Mortgage Association (FNMA)			Investment in Joint Trading Account;
(continued)			Morgan Stanley Repurchase Agreement;
5.61%, 4/ 1/2019 (b)	$ 8 $	8	0.06% dated 10/30/09 maturing 11/02/09
10.00%, 5/ 1/2022	10	11	(collateralized by Sovereign Agency
3.05%, 11/ 1/2022 (b)	3	3	Issues; $6,951,000; 0.88% - 4.75%; dated
4.40%, 11/ 1/2032 (b)	121	122	12/10/10 - 07/01/19)	$ 6,815$	6,815

4.53%, 11/ 1/2035 (b)	25	25			27,258

		322	TOTAL REPURCHASE AGREEMENTS		$ 27,258

Government National Mortgage Association			Total Investments		$ 459,024
(GNMA) (0.03%)			Other Assets in Excess of Liabilities, Net - 2.16%		10,131

8.00%, 3/15/2012	2	3
			TOTAL NET ASSETS - 100.00%		$ 469,155

11.00%, 10/15/2015	18	21

11.00%, 11/15/2015	3	3

11.00%, 11/15/2015	36	40	(a)	Security exempt from registration under Rule 144A of the Securities Act
10.00%, 1/15/2019	56	64	of 1933. These securities may be resold in transactions exempt from
10.00%, 2/15/2019	1	1	registration, normally to qualified institutional buyers. Unless otherwise
			indicated, these securities are not considered illiquid. At the end of the
9.00%, 4/20/2025	3	3

			period, the value of these securities totaled $47,332 or 10.09% of net
		135	assets.

			(b) Variable Rate. Rate shown is in effect at October 31, 2009.
U.S. Treasury (4.69%)
			(c) Security is Illiquid
3.13%, 11/30/2009 (e)	1,000	1,002
			(d) Non-Income Producing Security
1.38%, 3/15/2012	5,000	5,030
			(e)	Security or a portion of the security was pledged to cover margin
1.38%, 5/15/2012	10,000	10,044	requirements for futures contracts. At the end of the period, the value of
1.75%, 1/31/2014	6,000	5,935	these securities totaled $374 or 0.08% of net assets.

		22,011

			Unrealized Appreciation (Depreciation)
TOTAL U.S. GOVERNMENT & GOVERNMENT			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
AGENCY OBLIGATIONS	$ 23,028		of investments held by the fund as of the period end were as follows:

REPURCHASE AGREEMENTS (5.81%)
Diversified Banking Institutions (5.81%)			Unrealized Appreciation		$ 12,231
Investment in Joint Trading Account; Bank			Unrealized Depreciation		(6,942)

of America Repurchase Agreement; 0.06%			Net Unrealized Appreciation (Depreciation)		5,289
dated 10/30/09 maturing 11/02/09
			Cost for federal income tax purposes		453,735
(collateralized by Sovereign Agency
			All dollar amounts are shown in thousands (000's)
Issues; $6,951,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 6,814$	6,814
Investment in Joint Trading Account; Credit			Portfolio Summary (unaudited)

Suisse Repurchase Agreement; 0.06%			Sector		Percent

dated 10/30/09 maturing 11/02/09
			Financial		35.00%
(collateralized by US Treasury Notes;			Mortgage Securities		16.90%
$6,951,000; 1.38% - 2.00%; dated			Government		12.42%
02/28/10 - 09/15/12)	6,814	6,814	Consumer, Non-cyclical		8.82%
Investment in Joint Trading Account;			Basic Materials		5.21%
Deutsche Bank Repurchase Agreement;			Utilities		4.28%
0.06% dated 10/30/09 maturing 11/02/09			Industrial		3.20%
(collateralized by Sovereign Agency			Communications		3.19%
Issues; $6,951,000; 1.88% - 3.75%; dated			Energy		3.07%
12/06/10 - 08/24/12)	6,815	6,815	Asset Backed Securities		1.92%
			Consumer, Cyclical		1.92%
			Technology		1.91%
			Other Assets in Excess of Liabilities, Net		2.16%

			TOTAL NET ASSETS		100.00%

			Other Assets Summary (unaudited)

			Asset Type		Percent

			Futures		8.81%

See accompanying notes

553

Schedule of Investments
Short-Term Income Fund
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 5 Year Note; December 2009	Sell	355	$ 41,022	$ 41,341	$ (319)
All dollar amounts are shown in thousands (000's)

See accompanying notes

554

Schedule of Investments SmallCap Blend Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.73%)			COMMON STOCKS (continued)
Aerospace & Defense (1.16%)			Building & Construction Products -
Esterline Technologies Corp (a)	33,069 $	1,392	Miscellaneous (0.14%)
			Louisiana-Pacific Corp (a)	50,010 $	263
Teledyne Technologies Inc (a)	20,687	707

		2,099

			Casino Services (0.81%)
Aerospace & Defense Equipment (0.80%)			Bally Technologies Inc (a)	36,990	1,457
Moog Inc (a)	16,790	419
Triumph Group Inc	21,980	1,029	Cellular Telecommunications (0.27%)

		1,448	Syniverse Holdings Inc (a)	28,700	492

Airlines (0.32%)			Chemicals - Diversified (0.55%)
Allegiant Travel Co (a)	15,430	582	Innophos Holdings Inc	28,440	550
			Olin Corp	29,000	443

Apparel Manufacturers (0.78%)
					993

G-III Apparel Group Ltd (a)	17,510	280
True Religion Apparel Inc (a)	44,160	1,138	Chemicals - Specialty (0.87%)

		1,418	HB Fuller Co	33,060	632

			Sensient Technologies Corp	20,710	524
Applications Software (0.72%)
			Stepan Co	7,250	415

Actuate Corp (a)	53,550	268
					1,571

Quest Software Inc (a)	61,160	1,026

		1,294	Circuit Boards (0.53%)

			Multi-Fineline Electronix Inc (a)	11,460	312
Auction House & Art Dealer (0.02%)
			Park Electrochemical Corp	15,500	348
Spectrum Group International Inc (a)	14,474	37
			TTM Technologies Inc (a)	28,970	295

Auto/Truck Parts & Equipment - Original (0.17%)					955

Tenneco Inc (a)	22,390	305	Commercial Banks (5.85%)
			Banco Latinoamericano de Comercio
Auto/Truck Parts & Equipment - Replacement (0.30%)			Exterior SA	55,330	781
ATC Technology Corp/IL (a)	14,300	299	Bank of Hawaii Corp	30,002	1,332
Dorman Products Inc (a)	16,150	236	Bank of the Ozarks Inc	18,912	430

		535	City Holding Co	22,583	690

B2B - E-Commerce (0.22%)			Community Bank System Inc	39,490	735
i2 Technologies Inc (a)	25,220	397	First Bancorp/Troy NC	12,900	175
			FirstMerit Corp	55,400	1,050
Batteries & Battery Systems (0.42%)			Iberiabank Corp	10,988	476
EnerSys (a)	34,260	757	Independent Bank Corp/Rockland MA	20,020	426
			NBT Bancorp Inc	28,090	612
Beverages - Wine & Spirits (0.52%)			Prosperity Bancshares Inc	38,020	1,361
Central European Distribution Corp (a)	30,437	947	Renasant Corp	20,020	293
			Republic Bancorp Inc/KY	12,290	226
Building - Heavy Construction (0.70%)
			Smithtown Bancorp Inc	29,800	309
Granite Construction Inc	13,740	393
			Tompkins Financial Corp	7,860	341
Orion Marine Group Inc (a)	28,589	544
			Trustmark Corp	28,110	533
Sterling Construction Co Inc (a)	20,040	323

			United Bankshares Inc	21,200	378
		1,260

			United Community Banks Inc/GA (a)	105,520	428

Building - Maintenance & Service (0.38%)					10,576

ABM Industries Inc	36,830	692
			Commercial Services (1.19%)

Building & Construction - Miscellaneous (0.41%)			Healthcare Services Group Inc	23,360	461
Insituform Technologies Inc (a)	34,590	733	PHH Corp (a)	68,169	1,102
			Steiner Leisure Ltd (a)	15,860	586

					2,149

See accompanying notes

555

Schedule of Investments
SmallCap Blend Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Services - Finance (0.78%)			Distribution & Wholesale (0.47%)
CBIZ Inc (a)	69,700 $	491	Beacon Roofing Supply Inc (a)	42,820 $	615
Global Cash Access Holdings Inc (a)	101,160	640	Core-Mark Holding Co Inc (a)	8,470	232

TNS Inc (a)	9,628	272			847

		1,403

			Diversified Manufacturing Operations (2.96%)
Communications Software (0.11%)			Actuant Corp	43,190	674
Seachange International Inc (a)	28,380	192	Ameron International Corp	5,770	340
			AO Smith Corp	16,540	655
Computer Services (0.80%)			AZZ Inc (a)	30,400	1,042
CACI International Inc (a)	10,760	513	Brink's Co/The	18,870	448
Insight Enterprises Inc (a)	40,300	424	ESCO Technologies Inc	17,020	669
SYKES Enterprises Inc (a)	21,330	506	GP Strategies Corp (a)	34,600	244

		1,443	Koppers Holdings Inc	49,203	1,285

Computers - Integrated Systems (0.50%)					5,357

Jack Henry & Associates Inc	28,330	654	Diversified Operations (0.19%)
Super Micro Computer Inc (a)	31,400	253	Compass Diversified Holdings	33,220	340

		907

Computers - Peripheral Equipment (0.15%)			Electric - Integrated (2.32%)
Rimage Corp (a)	14,630	269	Avista Corp	64,260	1,218
			IDACORP Inc	19,440	546
Consulting Services (0.37%)			NorthWestern Corp	39,490	954
ICF International Inc (a)	8,260	237	Pike Electric Corp (a)	22,090	277
Watson Wyatt Worldwide Inc	9,800	427	Unisource Energy Corp	41,310	1,193

		664			4,188

Consumer Products - Miscellaneous (1.38%)			Electronic Components - Miscellaneous (1.14%)
American Greetings Corp	47,930	975	Benchmark Electronics Inc (a)	66,610	1,119
Central Garden and Pet Co - A Shares (a)	54,740	518	CTS Corp	48,860	438
Helen of Troy Ltd (a)	15,560	355	LaBarge Inc (a)	21,430	238
Tupperware Brands Corp	14,200	639	OSI Systems Inc (a)	13,390	263

		2,487			2,058

Containers - Metal & Glass (0.79%)			Electronic Components - Semiconductors (2.15%)
Bway Holding Co (a)	22,870	406	IXYS Corp	50,130	336
Silgan Holdings Inc	18,990	1,021	Kopin Corp (a)	76,290	339

		1,427	Microsemi Corp (a)	36,360	484

			PMC - Sierra Inc (a)	77,180	657
Containers - Paper & Plastic (0.74%)
			Silicon Laboratories Inc (a)	18,630	781
Rock-Tenn Co	30,430	1,333
			Skyworks Solutions Inc (a)	122,960	1,282

Cosmetics & Toiletries (0.36%)					3,879

Chattem Inc (a)	10,380	658	Electronic Design Automation (0.11%)
			Cogo Group Inc (a)	34,640	194
Data Processing & Management (0.18%)
CSG Systems International Inc (a)	19,490	318	Electronic Security Devices (0.48%)
			American Science & Engineering Inc	13,000	860
Diagnostic Equipment (0.74%)
Immucor Inc (a)	75,053	1,342	E-Marketing & Information (0.35%)
			Digital River Inc (a)	28,050	640
Disposable Medical Products (0.31%)
Merit Medical Systems Inc (a)	33,030	561	Engineering - Research & Development Services (0.84%)
			EMCOR Group Inc (a)	54,153	1,279

See accompanying notes

556

Schedule of Investments SmallCap Blend Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Engineering - Research & Development			Gas - Distribution (1.31%)
Services (continued)			Northwest Natural Gas Co	27,160 $	1,135
Exponent Inc (a)	9,530 $	248

			South Jersey Industries Inc	20,458	722
		1,527

			WGL Holdings Inc	15,360	508

Engines - Internal Combustion (0.58%)					2,365

Briggs & Stratton Corp	56,080	1,049
			Home Furnishings (0.64%)
			Tempur-Pedic International Inc (a)	59,710	1,157
Enterprise Software & Services (2.18%)
Ariba Inc (a)	56,860	672
			Human Resources (0.68%)
Informatica Corp (a)	30,050	638
			Emergency Medical Services Corp (a)	23,940	1,150
JDA Software Group Inc (a)	18,020	358
			Kenexa Corp (a)	6,153	77

Mantech International Corp (a)	14,250	625
					1,227

Sybase Inc (a)	18,180	719
SYNNEX Corp (a)	36,060	928	Instruments - Scientific (0.65%)

		3,940	FEI Co (a)	49,170	1,171

Environmental Consulting & Engineering (0.32%)			Insurance Brokers (0.21%)
Tetra Tech Inc (a)	22,540	580	eHealth Inc (a)	14,300	203
			Life Partners Holdings Inc	10,360	176

E-Services - Consulting (0.15%)					379

Perficient Inc (a)	32,680	266
			Internet Application Software (0.34%)
Finance - Consumer Loans (0.14%)			S1 Corp (a)	101,780	611
Encore Capital Group Inc (a)	17,120	256
			Internet Infrastructure Software (1.07%)
Finance - Investment Banker & Broker (1.25%)			AsiaInfo Holdings Inc (a)	29,870	659
E*Trade Financial Corp (a)	242,680	354	TeleCommunication Systems Inc (a)	42,180	377
Evercore Partners Inc - Class A	16,779	548	TIBCO Software Inc (a)	103,050	902

Knight Capital Group Inc (a)	38,930	656			1,938

SWS Group Inc	51,820	693	Internet Security (0.41%)

		2,251	Blue Coat Systems Inc (a)	33,310	742

Finance - Leasing Company (0.18%)
Financial Federal Corp	16,302	333	Internet Telephony (0.34%)
			j2 Global Communications Inc (a)	29,840	610
Food - Canned (0.56%)
Seneca Foods Corp (a)	9,850	273	Intimate Apparel (0.79%)
TreeHouse Foods Inc (a)	19,890	744	Warnaco Group Inc/The (a)	35,142	1,424

		1,017

			Investment Companies (0.95%)
Food - Miscellaneous/Diversified (0.86%)			Ares Capital Corp	79,026	825
American Italian Pasta Co (a)	26,950	732	Fifth Street Finance Corp	15,349	151
Diamond Foods Inc	17,310	522	Hercules Technology Growth Capital Inc	60,675	569
Lancaster Colony Corp	6,291	306	PennantPark Investment Corp	21,327	165

		1,560			1,710

Food - Wholesale & Distribution (0.22%)			Investment Management & Advisory Services (0.11%)
Fresh Del Monte Produce Inc (a)	18,390	399	Calamos Asset Management Inc	19,030	202

Footwear & Related Apparel (0.46%)			Lasers - Systems & Components (0.34%)
Steven Madden Ltd (a)	20,683	838	Rofin-Sinar Technologies Inc (a)	29,100	624

Gambling (Non-Hotel) (0.17%)			Life & Health Insurance (0.82%)
Isle of Capri Casinos Inc (a)	40,843	317	Delphi Financial Group Inc	45,994	998
See accompanying notes

557

Schedule of Investments SmallCap Blend Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (continued)			Medical Instruments (0.61%)
StanCorp Financial Group Inc	12,990 $	477	Genomic Health Inc (a)	25,350 $	471

		1,475	Kensey Nash Corp (a)	26,330	629

					1,100

Machinery - Electrical (0.67%)
Regal-Beloit Corp	25,830	1,211	Medical Laboratory & Testing Service (0.61%)
			ICON PLC ADR (a)	44,516	1,100
Machinery - General Industry (1.61%)
Applied Industrial Technologies Inc	29,240	591	Medical Products (1.16%)
DXP Enterprises Inc (a)	21,430	246	American Medical Systems Holdings Inc (a)	67,290	1,038
Middleby Corp (a)	17,760	805	Cantel Medical Corp (a)	36,310	583
Wabtec Corp/DE	34,300	1,261	Orthofix International NV (a)	14,920	477

		2,903			2,098

Medical - Biomedical/Gene (3.70%)			Metal - Aluminum (0.20%)
Acorda Therapeutics Inc (a)	8,980	195	Kaiser Aluminum Corp	9,110	364
Affymax Inc (a)	12,970	261
Arqule Inc (a)	42,060	141	Metal Processors & Fabrication (0.14%)
Bio-Rad Laboratories Inc (a)	7,130	637	LB Foster Co (a)	9,180	258
Cubist Pharmaceuticals Inc (a)	38,902	659
			Metal Products - Distribution (0.18%)
Cytokinetics Inc (a)	37,124	119
			AM Castle & Co	29,050	327
Exelixis Inc (a)	137,810	838
Human Genome Sciences Inc (a)	134,127	2,507	Multimedia (0.11%)
Incyte Corp (a)	128,580	757	Journal Communications Inc	54,190	193
Vical Inc (a)	96,421	297
XOMA Ltd (a)	401,100	273	Networking Products (1.40%)

		6,684	3Com Corp (a)	297,060	1,527

			BigBand Networks Inc (a)	44,900	166
Medical - Drugs (0.74%)
			Polycom Inc (a)	38,830	834

China Sky One Medical Inc (a)	12,680	150
Orexigen Therapeutics Inc (a)	66,030	427			2,527

PharMerica Corp (a)	29,960	462	Office Supplies & Forms (0.17%)
XenoPort Inc (a)	17,520	293	Ennis Inc	20,270	307

		1,332

			Oil - Field Services (1.08%)
Medical - Generic Drugs (0.70%)			Helix Energy Solutions Group Inc (a)	87,300	1,198
Par Pharmaceutical Cos Inc (a)	20,870	438
			Hornbeck Offshore Services Inc (a)	31,130	757

Perrigo Co	22,490	836

					1,955

		1,274

			Oil Company - Exploration & Production (2.43%)
Medical - HMO (0.65%)			Arena Resources Inc (a)	13,720	511
Magellan Health Services Inc (a)	36,750	1,181
			Berry Petroleum Co	32,970	836
			Concho Resources Inc/Midland TX (a)	19,340	737
Medical - Hospitals (0.42%)
			Mariner Energy Inc (a)	88,290	1,125
Universal Health Services Inc	13,500	751
			Swift Energy Co (a)	55,625	1,178

Medical - Nursing Homes (0.22%)					4,387

Ensign Group Inc/The	27,274	403	Oil Field Machinery & Equipment (0.96%)
			Dril-Quip Inc (a)	15,070	732
Medical - Outpatient & Home Medical Care (1.19%)
			Lufkin Industries Inc	13,120	749
Amedisys Inc (a)	24,497	975
			T-3 Energy Services Inc (a)	12,700	254

Gentiva Health Services Inc (a)	17,790	427
					1,735

LHC Group Inc (a)	27,170	758

		2,160

See accompanying notes

558

Schedule of Investments SmallCap Blend Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Refining & Marketing (0.36%)			REITS - Regional Malls (0.53%)
CVR Energy Inc (a)	62,330 $	656	CBL & Associates Properties Inc	117,370 $	958

Paper & Related Products (0.16%)			REITS - Shopping Centers (0.80%)
Glatfelter	27,250	288	Inland Real Estate Corp	86,560	743
			Saul Centers Inc	14,270	439
Pastoral & Agricultural (0.27%)			Urstadt Biddle Properties Inc	17,409	257

AgFeed Industries Inc (a)	112,930	498			1,439

Pharmacy Services (0.71%)			REITS - Single Tenant (0.16%)
Catalyst Health Solutions Inc (a)	40,770	1,279	Getty Realty Corp	11,810	289

Physical Therapy & Rehabilitation Centers (0.52%)			Rental - Auto & Equipment (0.61%)
Psychiatric Solutions Inc (a)	18,730	386	Aaron's Inc	26,090	654
RehabCare Group Inc (a)	29,110	546	Rent-A-Center Inc/TX (a)	24,790	455

		932			1,109

Private Corrections (0.49%)			Research & Development (0.50%)
Cornell Cos Inc (a)	38,814	887	Parexel International Corp (a)	72,790	911

Property & Casualty Insurance (0.23%)			Retail - Apparel & Shoe (1.99%)
Tower Group Inc	16,800	413	Dress Barn Inc (a)	42,880	774
			Genesco Inc (a)	21,660	564
Recreational Vehicles (0.31%)			HOT Topic Inc (a)	118,430	912
Polaris Industries Inc	13,430	565	JOS A Bank Clothiers Inc (a)	8,760	359
			Stage Stores Inc	38,960	460
Reinsurance (2.22%)			Wet Seal Inc/The (a)	168,051	536

Argo Group International Holdings Ltd (a)	23,530	799
					3,605

Aspen Insurance Holdings Ltd	38,280	988
Flagstone Reinsurance Holdings Ltd	33,120	363	Retail - Automobile (0.27%)
Max Capital Group Ltd	9,990	206	Asbury Automotive Group Inc (a)	50,190	489
Platinum Underwriters Holdings Ltd	34,470	1,232
			Retail - Discount (0.48%)
Validus Holdings Ltd	16,690	422

			99 Cents Only Stores (a)	69,480	790
		4,010

			Citi Trends Inc (a)	2,714	71

REITS - Apartments (0.36%)					861

Essex Property Trust Inc	8,760	659
			Retail - Fabric Store (0.59%)
			Jo-Ann Stores Inc (a)	39,960	1,064
REITS - Healthcare (0.14%)
Universal Health Realty Income Trust	7,820	248
			Retail - Gardening Products (0.29%)
			Tractor Supply Co (a)	11,680	522
REITS - Mortgage (1.58%)
Capstead Mortgage Corp	28,690	378
			Retail - Hair Salons (0.29%)
Chimera Investment Corp	190,039	663
			Regis Corp	32,200	523
MFA Mortgage Investments Inc	208,400	1,546
NorthStar Realty Finance Corp	77,400	273	Retail - Home Furnishings (0.06%)

		2,860	Pier 1 Imports Inc (a)	29,210	103

REITS - Office Property (0.82%)
			Retail - Pawn Shops (0.37%)
Alexandria Real Estate Equities Inc	21,880	1,185
			Cash America International Inc	21,860	661
Kilroy Realty Corp	10,850	300

		1,485

			Retail - Perfume & Cosmetics (0.28%)
			Sally Beauty Holdings Inc (a)	74,560	503

See accompanying notes

559

Schedule of Investments
SmallCap Blend Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Petroleum Products (0.44%)			Theaters (0.22%)
World Fuel Services Corp	15,780 $	802	National CineMedia Inc	25,430 $	407

Retail - Restaurants (1.54%)			Therapeutics (0.89%)
Bob Evans Farms Inc	22,130	581	Allos Therapeutics Inc (a)	58,800	332
CKE Restaurants Inc	53,933	472	Dyax Corp (a)	82,270	258
DineEquity Inc	13,200	279	Isis Pharmaceuticals Inc (a)	37,080	470
Einstein Noah Restaurant Group Inc (a)	14,485	189	Vivus Inc (a)	68,410	541

PF Chang's China Bistro Inc (a)	21,610	631			1,601

Ruby Tuesday Inc (a)	94,390	629

			Transactional Software (0.66%)
		2,781	ACI Worldwide Inc (a)	22,810	367

Savings & Loans - Thrifts (0.89%)			Solera Holdings Inc	25,610	825

ESSA Bancorp Inc	22,980	275			1,192

First Financial Holdings Inc	13,860	187
			Transport - Air Freight (0.40%)
Flushing Financial Corp	30,738	345	Atlas Air Worldwide Holdings Inc (a)	27,820	731
OceanFirst Financial Corp	23,130	220
Provident Financial Services Inc	28,510	307	Transport - Equipment & Leasing (0.16%)
United Financial Bancorp Inc	21,200	272	TAL International Group Inc	24,180	287

		1,606

			Transport - Marine (0.09%)
Schools (0.61%)
			Overseas Shipholding Group Inc	4,274	168
American Public Education Inc (a)	19,380	618
Capella Education Co (a)	1,896	131	Transport - Services (0.51%)
Grand Canyon Education Inc (a)	21,350	346	HUB Group Inc (a)	37,330	928

		1,095

			Transport - Truck (0.32%)
Semiconductor Component - Integrated Circuits (0.97%)
			Heartland Express Inc	22,650	308
Hittite Microwave Corp (a)	21,990	809
			Marten Transport Ltd (a)	15,120	265

Integrated Device Technology Inc (a)	116,540	685
Micrel Inc	33,990	254			573

		1,748	Web Portals (0.54%)

			Earthlink Inc	119,540	968
Semiconductor Equipment (0.47%)
Entegris Inc (a)	165,990	624
			Wire & Cable Products (0.11%)
Ultratech Inc (a)	17,580	227

			Fushi Copperweld Inc (a)	28,620	198
		851

Software Tools (0.54%)			Wireless Equipment (0.20%)
ArcSight Inc (a)	39,430	975	InterDigital Inc (a)	18,070	372

			TOTAL COMMON STOCKS	$ 174,794

Telecommunication Equipment (0.76%)				Principal
Anaren Inc (a)	16,740	245
				Amount	Value
Arris Group Inc (a)	46,160	473		(000's)	(000's)

Comtech Telecommunications Corp (a)	13,797	443
			REPURCHASE AGREEMENTS (3.22%)
Symmetricom Inc (a)	42,770	205	Diversified Banking Institutions (3.22%)

		1,366	Investment in Joint Trading Account; Bank

Telecommunication Services (0.99%)			of America Repurchase Agreement; 0.06%
			dated 10/30/09 maturing 11/02/09
Consolidated Communications Holdings Inc	47,290	653	(collateralized by Sovereign Agency
MasTec Inc (a)	29,180	344	Issues; $1,484,000; 0.00% - 5.75%; dated
Neutral Tandem Inc (a)	16,020	338	11/02/09 - 07/15/32)	$ 1,455$	1,455
Premiere Global Services Inc (a)	59,930	448

		1,783

See accompanying notes

560

Schedule of Investments SmallCap Blend Fund October 31, 2009

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$1,484,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	$ 1,455$	1,455
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $1,484,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	1,454	1,454
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $1,484,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	1,454	1,454

		5,818

TOTAL REPURCHASE AGREEMENTS	$ 5,818

Total Investments	$ 180,612
Other Assets in Excess of Liabilities, Net - 0.05%		87

TOTAL NET ASSETS - 100.00%	$ 180,699

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 25,742
Unrealized Depreciation	(13,895)

Net Unrealized Appreciation (Depreciation)	11,847
Cost for federal income tax purposes	168,765
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	23.16%
Financial	20.46%
Industrial	17.20%
Consumer, Cyclical	12.04%
Technology	9.52%
Communications	7.14%
Energy	4.83%
Utilities	3.63%
Basic Materials	1.78%
Diversified	0.19%
Other Assets in Excess of Liabilities, Net	0.05%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.03%

See accompanying notes

561

Schedule of Investments
SmallCap Blend Fund
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; December 2009	Buy	33	$ 1,923	$ 1,854	$ (69)
All dollar amounts are shown in thousands (000's)

See accompanying notes

562

Schedule of Investments SmallCap Growth Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.15%)			COMMON STOCKS (continued)
Aerospace & Defense (1.56%)			Commercial Services (1.19%)
Esterline Technologies Corp (a)	51,854 $	2,184	Healthcare Services Group Inc	50,830 $	1,004
Teledyne Technologies Inc (a)	38,405	1,312	Steiner Leisure Ltd (a)	44,633	1,650

		3,496			2,654

Aerospace & Defense Equipment (0.68%)			Commercial Services - Finance (2.36%)
Triumph Group Inc	32,319	1,513	Coinstar Inc (a)	64,950	2,061
			Global Cash Access Holdings Inc (a)	219,620	1,390
Airlines (0.66%)			TNS Inc (a)	64,960	1,836

Allegiant Travel Co (a)	39,220	1,479			5,287

Apparel Manufacturers (1.76%)			Communications Software (0.19%)
Carter's Inc (a)	82,000	1,935	Seachange International Inc (a)	62,840	425
True Religion Apparel Inc (a)	77,552	1,999

			Computer Services (0.49%)
		3,934

			SYKES Enterprises Inc (a)	46,540	1,105
Applications Software (1.30%)
Progress Software Corp (a)	60,500	1,398	Computer Software (0.25%)
Quest Software Inc (a)	90,590	1,519	Double-Take Software Inc (a)	60,370	560

		2,917

			Computers - Integrated Systems (0.95%)
Auction House & Art Dealer (0.00%)
			NCI Inc (a)	44,900	1,208
Spectrum Group International Inc (a)	3,435	9
			Super Micro Computer Inc (a)	115,000	927

					2,135

Auto/Truck Parts & Equipment - Original (0.43%)
Wonder Auto Technology Inc (a)	75,000	971	Consulting Services (1.20%)
			ICF International Inc (a)	48,500	1,390
Auto/Truck Parts & Equipment - Replacement (0.31%)			Watson Wyatt Worldwide Inc	29,930	1,304

ATC Technology Corp/IL (a)	32,820	686			2,694

B2B - E-Commerce (0.32%)			Consumer Products - Miscellaneous (1.12%)
i2 Technologies Inc (a)	46,000	724	Tupperware Brands Corp	55,800	2,512

Beverages - Wine & Spirits (0.42%)			Containers - Metal & Glass (0.34%)
Central European Distribution Corp (a)	30,376	945	Bway Holding Co (a)	42,600	757

Building - Heavy Construction (0.77%)			Containers - Paper & Plastic (0.71%)
Orion Marine Group Inc (a)	91,000	1,733	Rock-Tenn Co	36,080	1,580

Cellular Telecommunications (0.92%)			Cosmetics & Toiletries (0.95%)
Syniverse Holdings Inc (a)	120,270	2,060	Chattem Inc (a)	33,527	2,125

Chemicals - Specialty (1.59%)			Data Processing & Management (0.69%)
NewMarket Corp	27,940	2,612	Pegasystems Inc	53,700	1,540
Stepan Co	16,500	945

			Diagnostic Equipment (0.99%)
		3,557

			Immucor Inc (a)	124,081	2,219
Circuit Boards (0.32%)
Multi-Fineline Electronix Inc (a)	26,630	726	Diagnostic Kits (0.97%)
			Inverness Medical Innovations Inc (a)	56,858	2,161
Commercial Banks (1.18%)
Bank of the Ozarks Inc	43,498	989	Disposable Medical Products (0.62%)
Signature Bank/New York NY (a)	52,500	1,657	Merit Medical Systems Inc (a)	81,880	1,390

		2,646

See accompanying notes

563

Schedule of Investments SmallCap Growth Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (0.53%)			Food - Miscellaneous/Diversified (continued)
Brightpoint Inc (a)	160,450 $	1,183	Diamond Foods Inc	40,200 $	1,212

					2,549

Diversified Manufacturing Operations (1.87%)
			Footwear & Related Apparel (0.62%)
AZZ Inc (a)	42,670	1,462
			Steven Madden Ltd (a)	34,480	1,396
ESCO Technologies Inc	53,000	2,082
Koppers Holdings Inc	24,284	634

			Home Furnishings (0.60%)
		4,178	Tempur-Pedic International Inc (a)	69,470	1,346

Electronic Components - Miscellaneous (0.56%)
CTS Corp	33,761	303	Human Resources (1.06%)
OSI Systems Inc (a)	48,000	942	Emergency Medical Services Corp (a)	45,560	2,188

		1,245	Kenexa Corp (a)	14,794	186

					2,374

Electronic Components - Semiconductors (3.27%)
IXYS Corp	56,780	380	Internet Application Software (0.45%)
Microsemi Corp (a)	132,241	1,760	S1 Corp (a)	168,000	1,008
PMC - Sierra Inc (a)	185,760	1,583
			Internet Infrastructure Software (0.54%)
Silicon Laboratories Inc (a)	46,060	1,930
			AsiaInfo Holdings Inc (a)	54,410	1,200
Skyworks Solutions Inc (a)	159,724	1,666

		7,319	Internet Security (0.96%)

Electronic Security Devices (0.73%)			Blue Coat Systems Inc (a)	96,000	2,139
American Science & Engineering Inc	24,840	1,642
			Internet Telephony (0.73%)
E-Marketing & Information (0.54%)			j2 Global Communications Inc (a)	80,110	1,638
Digital River Inc (a)	52,700	1,203
			Intimate Apparel (1.13%)
Engineering - Research & Development Services (1.23%)			Warnaco Group Inc/The (a)	62,557	2,535
EMCOR Group Inc (a)	69,777	1,648
Exponent Inc (a)	42,219	1,098	Lasers - Systems & Components (0.58%)

			Rofin-Sinar Technologies Inc (a)	60,529	1,298
		2,746

Enterprise Software & Services (4.33%)			Leisure & Recreation Products (0.76%)
Ariba Inc (a)	174,174	2,059	WMS Industries Inc (a)	42,813	1,712
Informatica Corp (a)	93,662	1,988
Mantech International Corp (a)	40,480	1,775	Machinery - General Industry (2.02%)
MicroStrategy Inc (a)	24,690	2,155	Applied Industrial Technologies Inc	59,870	1,211
Sybase Inc (a)	43,522	1,722	Middleby Corp (a)	36,447	1,652

		9,699	Wabtec Corp/DE	44,974	1,653

					4,516

Environmental Consulting & Engineering (0.59%)
Tetra Tech Inc (a)	51,614	1,328	Medical - Biomedical/Gene (6.80%)
			Acorda Therapeutics Inc (a)	41,000	891
E-Services - Consulting (0.23%)			Affymax Inc (a)	32,300	650
Perficient Inc (a)	64,000	521	Arqule Inc (a)	133,000	446
			ARYx Therapeutics Inc (a)	153,000	382
Finance - Investment Banker & Broker (1.84%)			Bio-Rad Laboratories Inc (a)	22,696	2,029
GFI Group Inc	166,320	856	Cubist Pharmaceuticals Inc (a)	100,399	1,701
KBW Inc (a)	59,780	1,674	Cytokinetics Inc (a)	125,322	400
Knight Capital Group Inc (a)	93,634	1,578	Exelixis Inc (a)	264,420	1,608

		4,108	Human Genome Sciences Inc (a)	199,236	3,724

Food - Miscellaneous/Diversified (1.14%)			Incyte Corp (a)	334,763	1,972
American Italian Pasta Co (a)	49,200	1,337	Ligand Pharmaceuticals Inc (a)	253,750	431

See accompanying notes

564

Schedule of Investments
SmallCap Growth Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Oil Field Machinery & Equipment (continued)
Vical Inc (a)	174,143 $	536	Lufkin Industries Inc	26,800 $	1,529

XOMA Ltd (a)	662,110	450			3,480

		15,220

			Pharmacy Services (1.27%)
Medical - Drugs (1.70%)			BioScrip Inc (a)	86,096	649
Orexigen Therapeutics Inc (a)	245,854	1,588	Catalyst Health Solutions Inc (a)	70,256	2,204

PharMerica Corp (a)	63,636	982			2,853

Poniard Pharmaceuticals Inc (a)	104,660	685
			Physical Therapy & Rehabilitation Centers (1.07%)
XenoPort Inc (a)	33,497	560	Healthsouth Corp (a)	85,195	1,245

		3,815	RehabCare Group Inc (a)	61,340	1,150

Medical - Generic Drugs (0.86%)					2,395

Perrigo Co	51,500	1,915
			Private Corrections (0.71%)
			Geo Group Inc/The (a)	75,592	1,599
Medical - Outpatient & Home Medical Care (2.01%)
Amedisys Inc (a)	46,992	1,870
			Recreational Vehicles (0.36%)
Gentiva Health Services Inc (a)	44,000	1,056	Polaris Industries Inc	19,000	799
LHC Group Inc (a)	56,706	1,582

		4,508	Reinsurance (0.66%)

Medical Instruments (0.62%)			Argo Group International Holdings Ltd (a)	43,740	1,485
Genomic Health Inc (a)	29,289	544
			REITS - Diversified (0.68%)
Kensey Nash Corp (a)	35,276	843

			Digital Realty Trust Inc	33,607	1,517
		1,387

Medical Laboratory & Testing Service (0.82%)			REITS - Office Property (0.28%)
ICON PLC ADR (a)	74,160	1,832	Alexandria Real Estate Equities Inc	11,500	623

Medical Products (2.56%)			REITS - Shopping Centers (0.33%)
American Medical Systems Holdings Inc (a)	130,240	2,008	Saul Centers Inc	24,300	747
Cantel Medical Corp (a)	44,510	715
Haemonetics Corp (a)	41,400	2,132	Research & Development (0.59%)
			Parexel International Corp (a)	104,647	1,310
Orthofix International NV (a)	27,600	883

		5,738

			Retail - Apparel & Shoe (1.57%)
Metal Processors & Fabrication (0.38%)			Finish Line Inc/The	187,770	1,904
Dynamic Materials Corp	44,300	854	HOT Topic Inc (a)	210,360	1,620

					3,524

Networking Products (1.68%)
3Com Corp (a)	306,000	1,573	Retail - Discount (0.78%)
			99 Cents Only Stores (a)	126,980	1,444
BigBand Networks Inc (a)	110,220	408
			Citi Trends Inc (a)	11,272	297

Polycom Inc (a)	83,000	1,782

					1,741

		3,763

			Retail - Gardening Products (0.44%)
Oil Company - Exploration & Production (2.83%)
			Tractor Supply Co (a)	22,000	983
Arena Resources Inc (a)	48,060	1,791
Berry Petroleum Co	56,530	1,434
			Retail - Restaurants (2.75%)
Concho Resources Inc/Midland TX (a)	51,110	1,948
			CKE Restaurants Inc	144,450	1,264
Mariner Energy Inc (a)	91,086	1,160

			DineEquity Inc	79,790	1,689
		6,333

			PF Chang's China Bistro Inc (a)	60,540	1,767
Oil Field Machinery & Equipment (1.55%)			Texas Roadhouse Inc (a)	151,650	1,436

Dril-Quip Inc (a)	40,150	1,951			6,156

See accompanying notes

565

Schedule of Investments
SmallCap Growth Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (0.98%)			Vitamins & Nutrition Products (0.71%)
American Public Education Inc (a)	38,710 $	1,235	Herbalife Ltd	46,960 $	1,580
Capella Education Co (a)	3,900	268
Grand Canyon Education Inc (a)	43,018	698	Wireless Equipment (0.82%)

		2,201	InterDigital Inc (a)	89,510	1,840

			TOTAL COMMON STOCKS	$ 217,520

Semiconductor Component - Integrated Circuits (1.18%)
Hittite Microwave Corp (a)	41,640	1,532		Principal
Integrated Device Technology Inc (a)	186,854	1,099		Amount	Value

				(000's)	(000's)

		2,631

			REPURCHASE AGREEMENTS (2.62%)
Semiconductor Equipment (0.67%)			Diversified Banking Institutions (2.62%)
ATMI Inc (a)	60,158	911	Investment in Joint Trading Account; Bank
Ultratech Inc (a)	46,340	599	of America Repurchase Agreement; 0.06%

		1,510	dated 10/30/09 maturing 11/02/09

			(collateralized by Sovereign Agency
Software Tools (0.86%)			Issues; $1,496,000; 0.00% - 5.75%; dated
ArcSight Inc (a)	77,430	1,914	11/02/09 - 07/15/32)	$ 1,467$	1,467
			Investment in Joint Trading Account; Credit
Telecommunication Equipment (0.57%)			Suisse Repurchase Agreement; 0.06%
Anaren Inc (a)	36,720	537	dated 10/30/09 maturing 11/02/09
			(collateralized by US Treasury Notes;
Comtech Telecommunications Corp (a)	23,000	739

			$1,496,000; 1.38% - 2.00%; dated
		1,276	02/28/10 - 09/15/12)	1,467	1,467

Telecommunication Equipment - Fiber Optics (0.30%)			Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Oplink Communications Inc (a)	45,240	671
			0.06% dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
Telecommunication Services (1.55%)			Issues; $1,496,000; 1.88% - 3.75%; dated
MasTec Inc (a)	118,663	1,400	12/06/10 - 08/24/12)	1,467	1,467
Neutral Tandem Inc (a)	50,860	1,073	Investment in Joint Trading Account;
Premiere Global Services Inc (a)	134,046	1,001	Morgan Stanley Repurchase Agreement;

			0.06% dated 10/30/09 maturing 11/02/09
		3,474

			(collateralized by Sovereign Agency
Theaters (0.46%)			Issues; $1,496,000; 0.88% - 4.75%; dated
National CineMedia Inc	64,000	1,024	12/10/10 - 07/01/19)	1,467	1,467

					5,868

Therapeutics (1.66%)			TOTAL REPURCHASE AGREEMENTS	$ 5,868

Alexza Pharmaceuticals Inc (a)	71,658	153
			Total Investments	$ 223,388
Allos Therapeutics Inc (a)	164,068	927
			Other Assets in Excess of Liabilities, Net - 0.23%		519

Dyax Corp (a)	158,370	497
Isis Pharmaceuticals Inc (a)	80,000	1,014	TOTAL NET ASSETS - 100.00%	$ 223,907

Vivus Inc (a)	141,058	1,115

		3,706	(a) Non-Income Producing Security

Transactional Software (1.48%)
ACI Worldwide Inc (a)	52,020	837	Unrealized Appreciation (Depreciation)
Solera Holdings Inc	76,500	2,465	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

			of investments held by the fund as of the period end were as follows:
		3,302

Transport - Services (0.54%)			Unrealized Appreciation	$ 31,769
HUB Group Inc (a)	49,000	1,218	Unrealized Depreciation		(17,520)

			Net Unrealized Appreciation (Depreciation)		14,249
Transport - Truck (0.52%)			Cost for federal income tax purposes		209,139
Marten Transport Ltd (a)	35,110	616	All dollar amounts are shown in thousands (000's)
Old Dominion Freight Line Inc (a)	21,442	557

		1,173

See accompanying notes

566

	Schedule of Investments
	SmallCap Growth Fund
	October 31, 2009
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	34.38%
Technology	15.66%
Industrial	13.40%
Consumer, Cyclical	13.16%
Communications	9.61%
Financial	7.59%
Energy	4.38%
Basic Materials	1.59%
Other Assets in Excess of Liabilities, Net	0.23%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.48%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; December 2009	Buy	19	$ 1,107	$ 1,067	$ (40)
All dollar amounts are shown in thousands (000's)

See accompanying notes

567

Schedule of Investments SmallCap Growth Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (93.53%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.43%)			Apparel Manufacturers (continued)
Hexcel Corp (a)	154,596 $	1,701	Maidenform Brands Inc (a)	3,168$	45
			Oxford Industries Inc	2,137	41
Advertising Sales (0.23%)			True Religion Apparel Inc (a)	3,945	102
Lamar Advertising Co (a)	36,900	897	Under Armour Inc (a)	5,385	144
			Volcom Inc (a)	3,168	53

Advertising Services (0.01%)
					2,878

inVentiv Health Inc (a)	2,966	50
			Applications Software (0.56%)
Aerospace & Defense (0.43%)			Actuate Corp (a)	12,174	61
Aerovironment Inc (a)	1,851	49	American Reprographics Co (a)	7,982	48
Cubic Corp	2,592	90	China Information Security Technology Inc	6,514	42
Esterline Technologies Corp (a)	1,619	68	(a)
National Presto Industries Inc	770	67	China TransInfo Technology Corp (a)	2,147	15
Teledyne Technologies Inc (a)	2,038	70	Deltek Inc (a)	3,351	24
TransDigm Group Inc	34,700	1,360	Ebix Inc (a)	1,146	70

		1,704	EPIQ Systems Inc (a)	5,448	69

			Nuance Communications Inc (a)	130,730	1,714
Aerospace & Defense Equipment (0.12%)
			OpenTV Corp (a)	9,084	14
AAR Corp (a)	870	17
			Progress Software Corp (a)	5,773	133
Argon ST Inc (a)	3,087	57
			Quest Software Inc (a)	1,801	30

Astronics Corp (a)	1,818	15
					2,220

GenCorp Inc (a)	8,695	65
HEICO Corp	3,464	132	Auction House & Art Dealer (0.04%)
Kaman Corp	3,256	67	Sotheby's	9,032	143
Orbital Sciences Corp (a)	9,550	123

			Audio & Video Products (0.08%)
		476

			DTS Inc/CA (a)	2,489	70
Agricultural Chemicals (0.01%)			TiVo Inc (a)	18,387	200
China Green Agriculture Inc (a)	2,449	27	Universal Electronics Inc (a)	2,510	52

					322

Agricultural Operations (0.02%)
Cadiz Inc (a)	3,109	33	Auto - Medium & Heavy Duty Trucks (0.01%)
Tejon Ranch Co (a)	1,563	41	Force Protection Inc (a)	11,909	52

		74

			Auto Repair Centers (0.02%)
Air Pollution Control Equipment (0.01%)			Monro Muffler Brake Inc	2,592	80
Met-Pro Corp	3,134	29
			Auto/Truck Parts & Equipment - Original (0.20%)
Airlines (0.32%)			Fuel Systems Solutions Inc (a)	1,842	60
AirTran Holdings Inc (a)	20,702	88	Westport Innovations Inc (a)	67,700	662
Allegiant Travel Co (a)	2,596	98	Wonder Auto Technology Inc (a)	4,060	53

Gol Linhas Aereas Inteligentes SA ADR (a)	83,027	853			775

Hawaiian Holdings Inc (a)	8,253	58
			Auto/Truck Parts & Equipment - Replacement (0.02%)
Republic Airways Holdings Inc (a)	1,890	15
			ATC Technology Corp/IL (a)	2,485	52
UAL Corp (a)	21,180	138

			Dorman Products Inc (a)	487	7
		1,250

			Standard Motor Products Inc	2,057	17

Alternative Waste Tech (0.36%)					76

Calgon Carbon Corp (a)	84,701	1,342
			B2B - E-Commerce (0.01%)
Darling International Inc (a)	13,864	96

			i2 Technologies Inc (a)	3,391	53
		1,438

Apparel Manufacturers (0.73%)			Batteries & Battery Systems (0.41%)
Carter's Inc (a)	105,632	2,493	Advanced Battery Technologies Inc (a)	10,184	34

See accompanying notes

568

Schedule of Investments SmallCap Growth Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Batteries & Battery Systems (continued)			Cellular Telecommunications (continued)
Ener1 Inc (a)	7,527 $	38	iPCS Inc (a)	2,275 $	54
EnerSys (a)	70,400	1,556	Syniverse Holdings Inc (a)	8,238	141

		1,628	Virgin Mobile USA Inc (a)	3,507	14

					358

Beverages - Non-Alcoholic (0.02%)
Coca-Cola Bottling Co Consolidated	1,037	47	Chemicals - Diversified (0.33%)
National Beverage Corp (a)	1,466	16	Solutia Inc (a)	118,220	1,300

		63

			Chemicals - Plastics (0.02%)
Brewery (0.24%)
			Landec Corp (a)	6,508	42
Boston Beer Co Inc (a)	25,385	965
			PolyOne Corp (a)	4,077	23

					65

Broadcasting Services & Programming (0.26%)
CKX Inc (a)	9,186	59	Chemicals - Specialty (0.13%)
DG FastChannel Inc (a)	46,660	978	Balchem Corp	3,009	83

		1,037	Hawkins Inc	1,967	42

			NewMarket Corp	1,614	151
Building - Heavy Construction (0.42%)
Granite Construction Inc	1,255	36	Omnova Solutions Inc (a)	7,308	47
Orion Marine Group Inc (a)	84,975	1,618	Stepan Co	1,106	63
Sterling Construction Co Inc (a)	300	5	WR Grace & Co (a)	3,075	67

		1,659	Zep Inc	3,331	57

					510

Building - Maintenance & Service (0.05%)
ABM Industries Inc	2,723	51	Circuit Boards (0.03%)
Rollins Inc	7,496	136	Multi-Fineline Electronix Inc (a)	2,560	70

		187	Park Electrochemical Corp	2,208	49

					119

Building & Construction - Miscellaneous (0.01%)
MYR Group Inc/Delaware (a)	2,604	45	Coal (0.02%)
			James River Coal Co (a)	4,541	86
Building & Construction Products -			Westmoreland Coal Co (a)	550	4

Miscellaneous (0.33%)					90

Quanex Building Products Corp	3,248	49
Simpson Manufacturing Co Inc	53,922	1,261	Coffee (1.21%)

			Farmer Bros Co	702	13
		1,310

			Green Mountain Coffee Roasters Inc (a)	70,547	4,695
Building Products - Air & Heating (0.01%)			Peet's Coffee & Tea Inc (a)	1,896	65

AAON Inc	3,092	56			4,773

Building Products - Doors & Windows (0.00%)			Commercial Banks (0.42%)
Apogee Enterprises Inc	558	7	Ames National Corp	861	18
			Arrow Financial Corp	1,562	40
Cable/Satellite TV (0.00%)			Bank of Marin Bancorp	967	32
LodgeNet Interactive Corp (a)	3,291	16	Bank of the Ozarks Inc	226	5
			Bridge Bancorp Inc	1,215	26
Casino Hotels (0.01%)
			Bryn Mawr Bank Corp	330	5
Ameristar Casinos Inc	3,703	54
			Cardinal Financial Corp	3,708	30
			City Holding Co	384	12
Casino Services (0.11%)
Bally Technologies Inc (a)	8,947	352	CNB Financial Corp/PA	973	15
Shuffle Master Inc (a)	8,315	65	First Financial Bankshares Inc	1,788	87

		417	Metro Bancorp Inc (a)	294	4

			Nara Bancorp Inc	1,938	14
Cellular Telecommunications (0.09%)			Orrstown Financial Services Inc	575	18
Centennial Communications Corp (a)	17,544	149

See accompanying notes

569

Schedule of Investments
SmallCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Communications Software (0.05%)
Park National Corp	169 $	10	Digi International Inc (a)	2,369 $	19
Peapack Gladstone Financial Corp	15	-	DivX Inc (a)	5,845	28
Penns Woods Bancorp Inc	631	19	Seachange International Inc (a)	4,479	30
PrivateBancorp Inc	91,172	832	Smith Micro Software Inc (a)	7,041	64
Republic Bancorp Inc/KY	241	5	SolarWinds Inc (a)	2,893	52

Signature Bank/New York NY (a)	5,419	171			193

Southside Bancshares Inc	784	16
			Computer Aided Design (0.06%)
Suffolk Bancorp	1,766	49	Parametric Technology Corp (a)	16,824	251
SY Bancorp Inc	1,231	28
Tompkins Financial Corp	828	36	Computer Services (0.69%)
Trustco Bank Corp NY	7,987	48	Computer Task Group Inc (a)	2,294	16
Westamerica Bancorporation	2,653	127	iGate Corp	5,980	53
Wilshire Bancorp Inc	320	2	Insight Enterprises Inc (a)	1,571	16

		1,649	LivePerson Inc (a)	200,549	1,009

Commercial Services (0.87%)			Manhattan Associates Inc (a)	3,980	91
Arbitron Inc	3,836	83	Perot Systems Corp (a)	2,559	77
CoStar Group Inc (a)	2,794	109	SRA International Inc (a)	2,934	55
DynCorp International Inc (a)	891	15	SYKES Enterprises Inc (a)	5,819	138
ExlService Holdings Inc (a)	3,695	50	Syntel Inc	2,062	74
Healthcare Services Group Inc	6,285	124	Unisys Corp (a)	534	16
HMS Holdings Corp (a)	60,155	2,582	VanceInfo Technologies Inc ADR (a)	76,379	1,153
ICT Group Inc (a)	2,165	34	Virtusa Corp (a)	2,653	24

Medifast Inc (a)	3,217	71			2,722

National Research Corp	446	10	Computer Software (0.07%)
Pre-Paid Legal Services Inc	1,183	47	Accelrys Inc (a)	7,526	41
Providence Service Corp/The (a)	2,794	35	Avid Technology Inc (a)	1,406	18
Steiner Leisure Ltd (a)	1,954	72	Blackbaud Inc	7,580	168
Team Inc (a)	2,701	44	Double-Take Software Inc (a)	4,260	39

TeleTech Holdings Inc (a)	5,182	93			266

Ticketmaster Entertainment Inc (a)	6,179	60

			Computers (0.30%)
		3,429

			Palm Inc (a)	101,745	1,181
Commercial Services - Finance (0.85%)
Advance America Cash Advance Centers Inc	10,879	54	Computers - Integrated Systems (1.39%)
Asset Acceptance Capital Corp (a)	1,707	12	Brocade Communications Systems Inc (a)	113,130	971
Cardtronics Inc (a)	2,505	25	Cray Inc (a)	6,491	48
CBIZ Inc (a)	7,407	52	Echelon Corp (a)	3,352	46
Coinstar Inc (a)	4,155	132	Jack Henry & Associates Inc	14,062	324
Deluxe Corp	4,859	69	Maxwell Technologies Inc (a)	50,578	907
Dollar Financial Corp (a)	3,383	64	Micros Systems Inc (a)	58,920	1,586
Euronet Worldwide Inc (a)	6,187	146	MTS Systems Corp	471	12
Global Cash Access Holdings Inc (a)	176,946	1,120	NCI Inc (a)	1,773	48
Heartland Payment Systems Inc	5,996	74	Netscout Systems Inc (a)	3,106	38
MoneyGram International Inc (a)	17,502	52	Radiant Systems Inc (a)	6,808	67
Net 1 UEPS Technologies Inc (a)	5,375	94	Radisys Corp (a)	5,956	51
Riskmetrics Group Inc (a)	3,071	45	Riverbed Technology Inc (a)	64,885	1,330
TNS Inc (a)	44,658	1,262	Stratasys Inc (a)	2,936	46
Wright Express Corp (a)	6,271	175	Super Micro Computer Inc (a)	4,289	35

		3,376			5,509

See accompanying notes

570

Schedule of Investments
SmallCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Memory Devices (0.06%)			Data Processing & Management (continued)
Imation Corp	777 $	7	Pegasystems Inc	2,359 $	68

Netezza Corp (a)	7,992	74			407

Quantum Corp (a)	36,042	67
			Decision Support Software (0.02%)
STEC Inc (a)	3,630	77	GSE Systems Inc (a)	3,962	24

		225	Interactive Intelligence Inc (a)	3,580	60

Computers - Peripheral Equipment (0.04%)					84

Compellent Technologies Inc (a)	2,442	45
			Dental Supplies & Equipment (1.46%)
Synaptics Inc (a)	5,881	132	Align Technology Inc (a)	180,296	2,834

		177	Sirona Dental Systems Inc (a)	109,723	2,953

Consulting Services (0.73%)					5,787

Advisory Board Co/The (a)	2,621	64
			Diagnostic Equipment (0.10%)
Corporate Executive Board Co	5,705	137	Affymetrix Inc (a)	9,982	52
CRA International Inc (a)	2,291	57	Cepheid Inc (a)	9,243	123
Diamond Management & Technology			Hansen Medical Inc (a)	5,617	14
Consultants Inc	5,556	33
			Immucor Inc (a)	11,413	204

Forrester Research Inc (a)	2,229	56
					393

Gartner Inc (a)	9,999	186
Hackett Group Inc/The (a)	5,036	16	Diagnostic Kits (0.60%)
Hill International Inc (a)	5,466	37	Meridian Bioscience Inc	6,589	146
Huron Consulting Group Inc (a)	3,676	85	OraSure Technologies Inc (a)	12,056	39
ICF International Inc (a)	61,013	1,748	QIAGEN NV (a)	101,270	2,110
MAXIMUS Inc	2,323	107	Quidel Corp (a)	4,102	59

Navigant Consulting Inc (a)	8,328	119			2,354

Watson Wyatt Worldwide Inc	5,940	259	Direct Marketing (0.01%)

		2,904	APAC Customer Services Inc (a)	6,054	39

Consumer Products - Miscellaneous (0.94%)
Tupperware Brands Corp	81,460	3,667	Disposable Medical Products (0.05%)
			ICU Medical Inc (a)	2,026	71
WD-40 Co	1,835	58

			Medical Action Industries Inc (a)	2,779	30
		3,725

			Merit Medical Systems Inc (a)	4,512	77
Containers - Metal & Glass (0.03%)			Utah Medical Products Inc	765	22

Bway Holding Co (a)	202	4			200

Silgan Holdings Inc	2,288	123

		127	Distribution & Wholesale (0.75%)

			Beacon Roofing Supply Inc (a)	6,122	88
Containers - Paper & Plastic (0.08%)			BMP Sunstone Corp (a)	7,864	29
AEP Industries Inc (a)	1,372	48	Brightpoint Inc (a)	8,418	62
Rock-Tenn Co	5,708	250	Chindex International Inc (a)	3,027	42

		298	Core-Mark Holding Co Inc (a)	727	20

Cosmetics & Toiletries (0.29%)			FGX International Holdings Ltd (a)	3,888	51
Bare Escentuals Inc (a)	74,068	935	Fossil Inc (a)	7,502	201
Chattem Inc (a)	3,063	194	Houston Wire & Cable Co	2,107	25
Inter Parfums Inc	691	9	LKQ Corp (a)	102,440	1,769

		1,138	MWI Veterinary Supply Inc (a)	1,808	64

			Owens & Minor Inc	5,659	231
Data Processing & Management (0.10%)
Acxiom Corp	9,425	108	Pool Corp	4,072	80
CommVault Systems Inc (a)	7,055	139	Rentrak Corp (a)	2,252	35
CSG Systems International Inc (a)	3,593	59	Scansource Inc (a)	410	10
Innodata Isogen Inc (a)	5,118	33	School Specialty Inc (a)	1,700	38

See accompanying notes

571

Schedule of Investments SmallCap Growth Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (continued)			Electric - Integrated (0.01%)
Titan Machinery Inc (a)	2,986 $	32	Pike Electric Corp (a)	1,974 $	25
Watsco Inc	3,546	182

		2,959	Electric Products - Miscellaneous (0.66%)

			AMETEK Inc	47,880	1,671
Diversified Manufacturing Operations (0.60%)
			GrafTech International Ltd (a)	7,868	106
Actuant Corp	101,720	1,588
			Graham Corp	1,944	28
Acuity Brands Inc	5,484	174
			Harbin Electric Inc (a)	3,730	59
AZZ Inc (a)	2,002	69
			SmartHeat Inc (a)	84,654	757

Blount International Inc (a)	3,314	30
					2,621

Colfax Corp (a)	1,678	18
ESCO Technologies Inc	3,803	149	Electronic Components - Miscellaneous (0.07%)
GP Strategies Corp (a)	2,343	17	Benchmark Electronics Inc (a)	2,019	34
Koppers Holdings Inc	2,151	56	CTS Corp	466	4
LSB Industries Inc (a)	4,276	53	Daktronics Inc	7,623	57
Matthews International Corp	4,418	162	LaBarge Inc (a)	2,571	29
Raven Industries Inc	2,731	67	Methode Electronics Inc	1,063	8

		2,383	Microvision Inc (a)	11,056	41

			OSI Systems Inc (a)	3,013	59
Diversified Operations (0.00%)
			Plexus Corp (a)	2,298	58

Primoris Services Corp	1,936	14
					290

Diversified Operations & Commercial Services (0.04%)			Electronic Components - Semiconductors (5.32%)
Chemed Corp	3,595	163	Advanced Analogic Technologies Inc (a)	99,343	313
Viad Corp	576	10	Amkor Technology Inc (a)	17,748	98

		173	Applied Micro Circuits Corp (a)	186,715	1,460

			Cavium Networks Inc (a)	5,414	103
Drug Delivery Systems (0.08%)
Alkermes Inc (a)	15,766	126	Ceva Inc (a)	4,482	45
Depomed Inc (a)	12,541	39	Cree Inc (a)	65,643	2,764
Matrixx Initiatives Inc (a)	2,255	10	Diodes Inc (a)	5,628	92
Nektar Therapeutics (a)	14,940	121	Fairchild Semiconductor International Inc (a)	232,100	1,736

		296	IXYS Corp	5,341	36

			Kopin Corp (a)	12,068	54
E-Commerce - Products (0.11%)			Lattice Semiconductor Corp (a)	2,687	5
Blue Nile Inc (a)	2,058	123
			Mellanox Technologies Ltd (a)	71,800	1,253
MercadoLibre Inc (a)	4,107	147
			Microsemi Corp (a)	13,614	181
NutriSystem Inc	4,914	106
			Microtune Inc (a)	9,437	16
Shutterfly Inc (a)	837	12
			MIPS Technologies Inc (a)	11,451	45
Stamps.com Inc (a)	2,919	29

			Monolithic Power Systems Inc (a)	88,154	1,762
		417	Netlogic Microsystems Inc (a)	66,588	2,531

E-Commerce - Services (0.65%)			Omnivision Technologies Inc (a)	102,400	1,255
Move Inc (a)	22,072	45	ON Semiconductor Corp (a)	301,110	2,014
NetFlix Inc (a)	33,310	1,781	PMC - Sierra Inc (a)	274,978	2,343
OpenTable Inc (a)	30,184	744	Rovi Corp (a)	26,985	744

		2,570	Semtech Corp (a)	10,440	162

Educational Software (0.04%)			Skyworks Solutions Inc (a)	107,894	1,125
Blackboard Inc (a)	4,582	163	Supertex Inc (a)	32,800	795
			Volterra Semiconductor Corp (a)	3,972	55
Electric - Distribution (0.39%)			Zoran Corp (a)	6,503	58

EnerNOC Inc (a)	54,135	1,555			21,045

See accompanying notes

572

Schedule of Investments SmallCap Growth Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Design Automation (0.82%)			Enterprise Software & Services (continued)
Cadence Design Systems Inc (a)	533,731 $	3,261	Tyler Technologies Inc (a)	5,144 $	98
			Ultimate Software Group Inc (a)	3,420	87

Electronic Measurement Instruments (0.05%)					12,121

Analogic Corp	1,325	49
			Entertainment Software (0.29%)
Badger Meter Inc	2,151	80
			THQ Inc (a)	220,402	1,153
FARO Technologies Inc (a)	4,054	63

		192

			Environmental Consulting & Engineering (0.07%)
Electronic Security Devices (0.03%)			Tetra Tech Inc (a)	10,478	270
American Science & Engineering Inc	1,500	99
			Environmental Monitoring & Detection (0.03%)
E-Marketing & Information (0.20%)			Mine Safety Appliances Co	3,890	99
comScore Inc (a)	3,280	50
Constant Contact Inc (a)	26,789	444	E-Services - Consulting (0.09%)
Digital River Inc (a)	5,461	124	GSI Commerce Inc (a)	4,794	91
Liquidity Services Inc (a)	3,721	36	Perficient Inc (a)	1,602	13
Valueclick Inc (a)	13,899	137	Saba Software Inc (a)	5,860	25

		791	Sapient Corp (a)	13,683	112

			Websense Inc (a)	6,427	103

Energy - Alternate Sources (0.03%)
					344

Clean Energy Fuels Corp (a)	4,955	57
GT Solar International Inc (a)	8,943	47	Feminine Health Care Products (0.00%)
Syntroleum Corp (a)	15,031	34	Female Health Co/The (a)	3,136	15

		138

			Filtration & Separation Products (0.03%)
Engineering - Research & Development Services (0.08%)			CLARCOR Inc	2,742	81
Argan Inc (a)	1,855	23	Polypore International Inc (a)	1,767	19

EMCOR Group Inc (a)	3,451	81			100

ENGlobal Corp (a)	4,792	14
			Finance - Auto Loans (0.01%)
Exponent Inc (a)	2,261	59
			Credit Acceptance Corp (a)	1,506	52
Michael Baker Corp (a)	1,355	48
Stanley Inc (a)	1,617	46	Finance - Consumer Loans (0.03%)
VSE Corp	796	35	Nelnet Inc	1,385	19

		306	Portfolio Recovery Associates Inc (a)	2,355	109

Enterprise Software & Services (3.07%)					128

Advent Software Inc (a)	2,551	98	Finance - Investment Banker & Broker (2.31%)
American Software Inc/Georgia	3,871	25	Broadpoint Gleacher Securities Inc (a)	127,906	815
Ariba Inc (a)	12,641	149	Diamond Hill Investment Group Inc (a)	483	25
Concur Technologies Inc (a)	5,596	199	Duff & Phelps Corp	4,020	69
Informatica Corp (a)	104,490	2,218	Evercore Partners Inc - Class A	753	25
JDA Software Group Inc (a)	3,286	65	GFI Group Inc	10,388	53
Lawson Software Inc (a)	9,385	59	Greenhill & Co Inc	20,460	1,764
Mantech International Corp (a)	3,012	132	International Assets Holding Corp (a)	1,116	20
MedAssets Inc (a)	110,505	2,425	KBW Inc (a)	52,665	1,475
MicroStrategy Inc (a)	1,532	134	Knight Capital Group Inc (a)	7,464	126
Omnicell Inc (a)	6,713	66	optionsXpress Holdings Inc	6,959	109
PROS Holdings Inc (a)	5,514	50	Stifel Financial Corp (a)	88,764	4,612
RightNow Technologies Inc (a)	3,770	58	SWS Group Inc	369	5
Sybase Inc (a)	83,766	3,314	TradeStation Group Inc (a)	2,270	17

SYNNEX Corp (a)	989	25			9,115

Taleo Corp (a)	134,265	2,919

See accompanying notes

573

Schedule of Investments SmallCap Growth Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Leasing Company (0.01%)			Footwear & Related Apparel (continued)
Financial Federal Corp	2,476 $	51	Wolverine World Wide Inc	7,877 $	202

					7,155

Finance - Other Services (0.02%)
			Forestry (0.01%)
BGC Partners Inc	6,145	30
			Deltic Timber Corp	1,191	51
MarketAxess Holdings Inc	4,981	59

		89

			Gambling (Non-Hotel) (0.02%)
Firearms & Ammunition (0.03%)			Dover Downs Gaming & Entertainment Inc	3,505	17
Smith & Wesson Holding Corp (a)	14,745	63	Isle of Capri Casinos Inc (a)	4,090	32
Sturm Ruger & Co Inc	4,426	47	Pinnacle Entertainment Inc (a)	4,792	40

		110			89

Fisheries (0.00%)			Gas - Distribution (0.03%)
HQ Sustainable Maritime Industries Inc (a)	2,163	16	New Jersey Resources Corp	1,691	59
			Piedmont Natural Gas Co Inc	1,202	28
Food - Canned (0.66%)			South Jersey Industries Inc	907	32

TreeHouse Foods Inc (a)	69,367	2,594			119

Food - Confectionery (0.02%)			Gold Mining (0.02%)
Tootsie Roll Industries Inc	3,397	84	Allied Nevada Gold Corp (a)	6,274	60

Food - Dairy Products (0.01%)			Hazardous Waste Disposal (0.22%)
American Dairy Inc (a)	1,420	41	American Ecology Corp	3,020	50
Lifeway Foods Inc (a)	1,201	15	Clean Harbors Inc (a)	2,955	167

		56	EnergySolutions Inc	1,789	15

			Stericycle Inc (a)	11,800	618

Food - Miscellaneous/Diversified (0.90%)
					850

American Italian Pasta Co (a)	2,166	59
B&G Foods Inc	1,360	11	Health Care Cost Containment (0.02%)
Cal-Maine Foods Inc	2,251	61	Corvel Corp (a)	1,969	56
Diamond Foods Inc	100,166	3,020	Transcend Services Inc (a)	1,495	27

J&J Snack Foods Corp	2,294	90			83

Lancaster Colony Corp	3,174	154	Heart Monitors (0.00%)
Lance Inc	3,916	94	Cardiac Science Corp (a)	533	2
Overhill Farms Inc (a)	3,771	21
Zhongpin Inc (a)(b)	3,006	40	Home Furnishings (1.22%)

		3,550	Tempur-Pedic International Inc (a)	248,833	4,820

Food - Retail (0.02%)			Hotels & Motels (0.33%)
Village Super Market Inc	1,591	48	Orient-Express Hotels Ltd	151,170	1,300
Weis Markets Inc	528	18

		66	Human Resources (2.09%)

Food - Wholesale & Distribution (0.06%)			Administaff Inc	3,559	88
Calavo Growers Inc	2,831	51	AMN Healthcare Services Inc (a)	5,569	46
United Natural Foods Inc (a)	7,144	172	Cross Country Healthcare Inc (a)	822	7

		223	Emergency Medical Services Corp (a)	62,672	3,010

			Kenexa Corp (a)	3,300	42
Footwear & Related Apparel (1.81%)
			On Assignment Inc (a)	1,066	6
CROCS Inc (a)	307,926	1,872
			Resources Connection Inc (a)	6,523	113
Deckers Outdoor Corp (a)	2,221	199
			SuccessFactors Inc (a)	218,988	3,348
Skechers U.S.A. Inc (a)	54,500	1,189
			TrueBlue Inc (a)	131,600	1,592

Steven Madden Ltd (a)	89,429	3,622
					8,252

Timberland Co/The (a)	4,405	71

See accompanying notes

574

Schedule of Investments
SmallCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Identification Systems - Development (0.04%)			Internet Content - Information & News
Checkpoint Systems Inc (a)	2,395 $	33	(continued)
			LoopNet Inc (a)	5,410 $	47

Cogent Inc (a)	7,189	69
					1,374

L-1 Identity Solutions Inc (a)	8,492	50

		152	Internet Financial Services (0.01%)

			Online Resources Corp (a)	4,503	24
Industrial Audio & Video Products (0.01%)
China Security & Surveillance Technology
			Internet Gambling (0.00%)
Inc (a)	7,102	37
			Youbet.com Inc (a)	7,127	16
Industrial Automation & Robots (0.07%)
Cognex Corp	1,916	31	Internet Infrastructure Software (1.97%)
			AsiaInfo Holdings Inc (a)	4,915	108
Intermec Inc (a)	10,893	134
			F5 Networks Inc (a)	127,758	5,735
iRobot Corp (a)	3,245	43
			TeleCommunication Systems Inc (a)	6,588	59
Nordson Corp	1,649	87

			TIBCO Software Inc (a)	216,863	1,898

		295

					7,800

Instruments - Controls (0.05%)
Woodward Governor Co	8,379	197	Internet Security (0.53%)
			Blue Coat Systems Inc (a)	89,850	2,002
Instruments - Scientific (0.09%)			Sourcefire Inc (a)	3,214	65
Dionex Corp (a)	2,824	192	VASCO Data Security International Inc (a)	5,507	34

FEI Co (a)	4,896	116			2,101

Varian Inc (a)	1,089	56	Internet Telephony (0.04%)

		364	j2 Global Communications Inc (a)	6,917	141

Insurance Brokers (0.02%)
eHealth Inc (a)	4,046	58	Intimate Apparel (0.08%)
			Warnaco Group Inc/The (a)	7,596	308
Life Partners Holdings Inc	2,016	34

		92

			Investment Companies (0.00%)
Internet Application Software (1.31%)			Main Street Capital Corp	1,057	14
Art Technology Group Inc (a)	21,294	88
Cybersource Corp (a)	159,083	2,606	Investment Management & Advisory Services (0.98%)
DealerTrack Holdings Inc (a)	139,415	2,297	Affiliated Managers Group Inc (a)	28,020	1,779
eResearchTechnology Inc (a)	7,117	53	Calamos Asset Management Inc	399	4
Lionbridge Technologies Inc (a)	14,234	30	Cohen & Steers Inc	62,335	1,205
S1 Corp (a)	9,177	55	Epoch Holding Corp	2,351	22
Vocus Inc (a)	2,346	42	GAMCO Investors Inc	1,109	46

		5,171	Janus Capital Group Inc	60,052	788

			Westwood Holdings Group Inc	1,326	47

Internet Connectivity Services (0.05%)
					3,891

AboveNet Inc (a)	2,549	123
Cogent Communications Group Inc (a)	6,761	69	Lasers - Systems & Components (0.35%)
PC-Tel Inc (a)	711	4	Cymer Inc (a)	37,020	1,268

		196	II-VI Inc (a)	2,888	76

			Rofin-Sinar Technologies Inc (a)	2,162	46

Internet Content - Entertainment (0.01%)
					1,390

Limelight Networks Inc (a)	9,092	32
			Leisure & Recreation Products (0.30%)
Internet Content - Information & News (0.35%)			WMS Industries Inc (a)	29,800	1,191
Dice Holdings Inc (a)	4,373	26
Health Grades Inc (a)	5,659	25	Life & Health Insurance (0.01%)
Knot Inc/The (a)	119,594	1,276	FBL Financial Group Inc	1,355	27
See accompanying notes

575

Schedule of Investments
SmallCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Lighting Products & Systems (0.01%)			Medical - Biomedical/Gene (continued)
Universal Display Corp (a)	4,347$	49	Enzon Pharmaceuticals Inc (a)	7,374 $	62
			Exelixis Inc (a)	17,798	108
Linen Supply & Related Items (0.01%)			Halozyme Therapeutics Inc (a)	10,406	63
Unifirst Corp/MA	708	30	Harvard Bioscience Inc (a)	5,556	20
			Human Genome Sciences Inc (a)	179,787	3,360
Machinery - Construction & Mining (0.55%)
			Idera Pharmaceuticals Inc (a)	5,360	29
Bucyrus International Inc	48,630	2,160
			Illumina Inc (a)	42,540	1,365
Machinery - Electrical (0.53%)			Immunogen Inc (a)	90,313	604
Baldor Electric Co	80,920	2,092	Immunomedics Inc (a)	16,195	58
			Incyte Corp (a)	99,024	583
Machinery - Farm (0.01%)			InterMune Inc (a)	48,476	586
Lindsay Corp	1,709	56	Lexicon Pharmaceuticals Inc (a)	10,666	14
			Ligand Pharmaceuticals Inc (a)	28,093	48
Machinery - General Industry (1.25%)			Martek Biosciences Corp (a)	1,608	29
Altra Holdings Inc (a)	1,054	9	Maxygen Inc (a)	6,069	34
Chart Industries Inc (a)	4,507	89	Medicines Co/The (a)	5,869	42
IDEX Corp	55,485	1,578	Micromet Inc (a)	9,718	50
Middleby Corp (a)	35,166	1,594	Momenta Pharmaceuticals Inc (a)	5,671	52
Robbins & Myers Inc	533	12	Nanosphere Inc (a)	2,552	17
Tennant Co	62,874	1,676	Novavax Inc (a)	10,621	41

		4,958	NPS Pharmaceuticals Inc (a)	12,991	41

Machinery Tools & Related Products (0.33%)			PDL BioPharma Inc	19,466	164
K-Tron International Inc (a)	527	50	Protalix BioTherapeutics Inc (a)	69,560	659
Lincoln Electric Holdings Inc	26,410	1,253	Regeneron Pharmaceuticals Inc (a)	40,758	640

		1,303	RTI Biologics Inc (a)	5,963	23

			Sangamo Biosciences Inc (a)	10,193	54
Marine Services (0.01%)
Great Lakes Dredge & Dock Corp	9,148	56	Seattle Genetics Inc (a)	43,199	392
			Sequenom Inc (a)	15,164	42
Medical - Biomedical/Gene (4.39%)			StemCells Inc (a)	25,598	29
Acorda Therapeutics Inc (a)	5,518	120	SuperGen Inc (a)	9,009	21
Affymax Inc (a)	2,297	46	United Therapeutics Corp (a)	30,520	1,298
Alexion Pharmaceuticals Inc (a)	89,022	3,953	Vical Inc (a)	10,575	33
Alnylam Pharmaceuticals Inc (a)	5,209	89	Zymogenetics Inc (a)	9,296	43

AMAG Pharmaceuticals Inc (a)	16,733	632			17,363

American Oriental Bioengineering Inc (a)	5,695	23	Medical - Drugs (1.79%)
Arena Pharmaceuticals Inc (a)	11,504	41	Adolor Corp (a)	6,554	10
Ariad Pharmaceuticals Inc (a)	26,989	49	Akorn Inc (a)	10,734	16
Arqule Inc (a)	6,101	20	Amicus Therapeutics Inc (a)	3,757	14
ARYx Therapeutics Inc (a)	4,971	12	Array Biopharma Inc (a)	11,814	21
BioCryst Pharmaceuticals Inc (a)	5,312	47	Auxilium Pharmaceuticals Inc (a)	30,433	957
Bio-Rad Laboratories Inc (a)	14,800	1,323	Biodel Inc (a)	3,853	16
Cambrex Corp (a)	7,764	47	Biospecifics Technologies Corp (a)	894	27
Cardium Therapeutics Inc (a)	9,646	7	Cadence Pharmaceuticals Inc (a)	6,101	55
Cell Therapeutics Inc (a)	71,318	68	China Sky One Medical Inc (a)	2,919	35
Celldex Therapeutics Inc (a)	6,210	27	Cumberland Pharmaceuticals Inc (a)	92,200	1,097
China-Biotics Inc (a)	1,736	20	Cytori Therapeutics Inc (a)	7,249	24
Cubist Pharmaceuticals Inc (a)	9,836	167	Durect Corp (a)	20,381	43
Cytokinetics Inc (a)	10,868	35	Idenix Pharmaceuticals Inc (a)	7,732	17
Enzo Biochem Inc (a)	6,077	33	Infinity Pharmaceuticals Inc (a)	1,963	11

See accompanying notes

576

Schedule of Investments
SmallCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Imaging Systems (continued)
Javelin Pharmaceuticals Inc (a)	12,456 $	16	Vital Images Inc (a)	2,710 $	31

KV Pharmaceutical Co (a)	5,762	22			897

Lannett Co Inc (a)	2,408	16
			Medical Information Systems (1.63%)
Medicis Pharmaceutical Corp	60,358	1,278	Allscripts-Misys Healthcare Solutions Inc (a)	129,772	2,531
Medivation Inc (a)	4,567	117	AMICAS Inc (a)	6,315	20
Optimer Pharmaceuticals Inc (a)	100,225	1,159	athenahealth Inc (a)	88,029	3,311
Orexigen Therapeutics Inc (a)	6,587	43	Computer Programs & Systems Inc	1,563	66
Pharmasset Inc (a)	31,027	583	Eclipsys Corp (a)	9,222	173
PharMerica Corp (a)	4,903	76	Phase Forward Inc (a)	6,257	82
Pozen Inc (a)	6,477	37	Quality Systems Inc	4,006	244

Progenics Pharmaceuticals Inc (a)	5,021	21			6,427

Rigel Pharmaceuticals Inc (a)	8,439	54
Salix Pharmaceuticals Ltd (a)	6,976	128	Medical Instruments (2.57%)
			Abaxis Inc (a)	3,506	80
Santarus Inc (a)	12,406	38
			Bovie Medical Corp (a)	4,056	32
Savient Pharmaceuticals Inc (a)	77,157	972
			Bruker BioSciences Corp (a)	7,936	86
Sciclone Pharmaceuticals Inc (a)	8,510	21
			Cardiovascular Systems Inc (a)	1,776	9
SIGA Technologies Inc (a)	6,159	39
			Conceptus Inc (a)	4,928	86
Sucampo Pharmaceuticals Inc (a)	3,037	13
			CryoLife Inc (a)	7,006	42
Viropharma Inc (a)	4,049	31
			DexCom Inc (a)	7,483	51
XenoPort Inc (a)	4,324	72

			Endologix Inc (a)	10,449	50
		7,079

			Genomic Health Inc (a)	66,640	1,238
Medical - Generic Drugs (0.02%)			Integra LifeSciences Holdings Corp (a)	3,056	93
Caraco Pharmaceutical Laboratories Ltd (a)	1,132	4	Kensey Nash Corp (a)	2,150	51
Impax Laboratories Inc (a)	8,928	79	Natus Medical Inc (a)	3,572	50

		83	NuVasive Inc (a)	75,003	2,722

Medical - HMO (0.07%)			Spectranetics Corp (a)	8,054	46
AMERIGROUP Corp (a)	8,799	194	SurModics Inc (a)	2,565	66
Centene Corp (a)	3,872	69	Symmetry Medical Inc (a)	2,120	17
Metropolitan Health Networks Inc (a)	9,606	19	Thoratec Corp (a)	102,683	2,696
Triple-S Management Corp (a)	218	4	Trans1 Inc (a)	3,336	13

		286	Vascular Solutions Inc (a)	3,843	30

			Volcano Corp (a)	186,922	2,682
Medical - Nursing Homes (0.03%)
Ensign Group Inc/The	2,962	44	Young Innovations Inc	918	22

Odyssey HealthCare Inc (a)	4,220	59			10,162

		103	Medical Laboratory & Testing Service (0.04%)

			Bio-Reference Labs Inc (a)	1,922	62
Medical - Outpatient & Home Medical Care (0.47%)
Air Methods Corp (a)	1,776	54	Genoptix Inc (a)	2,445	85
Amedisys Inc (a)	4,200	167	Life Sciences Research Inc (a)	2,403	20

America Service Group Inc	1,970	26			167

Continucare Corp (a)	5,993	16	Medical Laser Systems (0.01%)
Gentiva Health Services Inc (a)	1,642	40	Palomar Medical Technologies Inc (a)	3,258	33
LHC Group Inc (a)	55,765	1,556

		1,859	Medical Products (0.63%)

			Accuray Inc (a)	9,955	57
Medical Imaging Systems (0.23%)
			American Medical Systems Holdings Inc (a)	12,101	187
Given Imaging Ltd	55,700	793
			Atrion Corp	401	47
IRIS International Inc (a)	4,922	50
			ATS Medical Inc (a)	14,055	38
Merge Healthcare Inc (a)	6,375	23
			Cantel Medical Corp (a)	2,462	40

See accompanying notes

577

Schedule of Investments
SmallCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Products (continued)			Networking Products (continued)
Cyberonics Inc (a)	4,318 $	62	Starent Networks Corp (a)	5,654 $	191
Exactech Inc (a)	2,034	30	Switch & Data Facilities Co Inc (a)	2,800	47

Greatbatch Inc (a)	2,629	52			3,370

Haemonetics Corp (a)	4,155	214
			Office Furnishings - Original (0.10%)
Hanger Orthopedic Group Inc (a)	1,225	17	Herman Miller Inc	9,167	142
Invacare Corp	2,125	48	HNI Corp	4,744	125
Luminex Corp (a)	6,525	96	Interface Inc	8,156	63
Orthofix International NV (a)	2,838	91	Knoll Inc	7,666	75

Orthovita Inc (a)	16,394	57			405

PSS World Medical Inc (a)	9,601	194
Rockwell Medical Technologies Inc (a)	3,366	23	Oil - Field Services (1.00%)
			Cal Dive International Inc (a)	2,760	21
Syneron Medical Ltd (a)	77,800	856
			CARBO Ceramics Inc	16,123	942
Synovis Life Technologies Inc (a)	2,848	34
			Core Laboratories NV	3,080	321
TomoTherapy Inc (a)	5,428	18
			Matrix Service Co (a)	2,030	18
West Pharmaceutical Services Inc	4,756	188
			Oceaneering International Inc (a)	21,820	1,115
Wright Medical Group Inc (a)	6,008	98
			RPC Inc	4,694	44
Zoll Medical Corp (a)	2,996	58

			Superior Energy Services Inc (a)	61,790	1,335
		2,505

			Tetra Technologies Inc (a)	6,308	60
Medical Sterilization Products (0.71%)			Willbros Group Inc (a)	6,456	85

STERIS Corp	96,208	2,815			3,941

Metal Processors & Fabrication (0.33%)			Oil & Gas Drilling (0.02%)
Ampco-Pittsburgh Corp	1,060	29	Atlas Energy Inc	2,586	68
Dynamic Materials Corp	3,177	61	Hercules Offshore Inc (a)	2,425	12
North American Galvanizing & Coating Inc	2,195	11	Pioneer Drilling Co (a)	2,404	16

(a)					96

RBC Bearings Inc (a)	51,075	1,099
			Oil Company - Exploration & Production (3.87%)
Worthington Industries Inc	7,996	88

			Apco Oil and Gas International Inc	2,445	52
		1,288

			Approach Resources Inc (a)	1,075	8
Miscellaneous Manufacturers (0.01%)			Arena Resources Inc (a)	6,236	232
China Fire & Security Group Inc (a)	3,420	49	ATP Oil & Gas Corp (a)	1,546	27
			BPZ Resources Inc (a)	8,918	56
MRI - Medical Diagnostic Imaging (0.02%)
			Brigham Exploration Co (a)	238,675	2,268
Alliance HealthCare Services Inc (a)	6,367	34
			Cabot Oil & Gas Corp	39,860	1,534
RadNet Inc (a)	7,290	18
			Carrizo Oil & Gas Inc (a)	4,445	103
Virtual Radiologic Corp (a)	1,795	23

			Concho Resources Inc/Midland TX (a)	25,190	960
		75

			Contango Oil & Gas Co (a)	1,811	86
Multilevel Direct Selling (0.05%)			CREDO Petroleum Corp (a)	1,359	13
Nu Skin Enterprises Inc	8,126	185	Endeavour International Corp (a)	26,968	28
			EXCO Resources Inc	254,504	3,975
Networking Products (0.85%)			McMoRan Exploration Co (a)	9,712	75
3Com Corp (a)	54,724	281	Panhandle Oil and Gas Inc	1,969	39
Acme Packet Inc (a)	6,521	64	Rosetta Resources Inc (a)	79,900	1,081
Anixter International Inc (a)	1,221	51	St Mary Land & Exploration Co	72,100	2,459
Atheros Communications Inc (a)	53,740	1,323	Vaalco Energy Inc (a)	933	4
BigBand Networks Inc (a)	9,038	34	Venoco Inc (a)	1,672	21
Infinera Corp (a)	12,170	90	W&T Offshore Inc	5,125	60
Netgear Inc (a)	64,129	1,169	Whiting Petroleum Corp (a)	38,918	2,195
Polycom Inc (a)	5,579	120	Zion Oil & Gas Inc - Rights (a)(b)(c)	653	1

See accompanying notes

578

Schedule of Investments SmallCap Growth Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Power Converter & Supply Equipment
(continued)			(continued)
Zion Oil & Gas Inc (a)	2,836 $	19	Energy Conversion Devices Inc (a)	5,789 $	62

		15,296	Powell Industries Inc (a)	1,354	50

			Vicor Corp	1,840	13

Oil Field Machinery & Equipment (0.55%)
Bolt Technology Corp (a)	812	8			168

Complete Production Services Inc (a)	152,520	1,454	Precious Metals (0.00%)
Dril-Quip Inc (a)	11,054	537	Paramount Gold and Silver Corp (a)	12,649	14
Gulf Island Fabrication Inc	179	3
Lufkin Industries Inc	2,060	118	Printing - Commercial (0.90%)
NATCO Group Inc (a)	1,011	44	Cenveo Inc (a)	9,242	66
Natural Gas Services Group Inc (a)	319	5	Multi-Color Corp	2,487	33

		2,169	Valassis Communications Inc (a)	5,899	108

			VistaPrint NV (a)	16,600	847
Oil Refining & Marketing (0.00%)
			VistaPrint NV (a)	49,370	2,520

Alon USA Energy Inc	202	2
					3,574

CVR Energy Inc (a)	441	4

		6	Private Corrections (0.03%)

			Geo Group Inc/The (a)	5,877	124
Paper & Related Products (0.01%)
Boise Inc (a)	3,756	18	Property & Casualty Insurance (0.06%)
Orchids Paper Products Co (a)	1,157	21	American Safety Insurance Holdings Ltd (a)	241	4

		39	Amtrust Financial Services Inc	849	10

Patient Monitoring Equipment (0.37%)			First Mercury Financial Corp	1,750	22
Masimo Corp (a)	52,973	1,407	Hallmark Financial Services (a)	289	2
Somanetics Corp (a)	3,327	50	RLI Corp	1,232	62

		1,457	Safety Insurance Group Inc	423	14

			Tower Group Inc	5,754	141

Pharmacy Services (0.46%)
					255

BioScrip Inc (a)	6,571	50
Catalyst Health Solutions Inc (a)	6,262	196	Protection - Safety (0.01%)
Clarient Inc (a)	7,108	23	Landauer Inc	916	47
SXC Health Solutions Corp (a)	33,500	1,530

			Publishing - Newspapers (0.01%)
		1,799

			Dolan Media Co (a)	4,931	59
Physical Therapy & Rehabilitation Centers (0.11%)
Healthsouth Corp (a)	15,007	219	Recreational Vehicles (0.05%)
Psychiatric Solutions Inc (a)	6,460	134	Polaris Industries Inc	4,945	208
RehabCare Group Inc (a)	2,305	43
US Physical Therapy Inc (a)	1,445	20	REITS - Apartments (0.03%)

		416	Mid-America Apartment Communities Inc	2,707	119

Physician Practice Management (1.24%)			REITS - Diversified (0.06%)
American Dental Partners Inc (a)	1,101	13	DuPont Fabros Technology Inc	3,476	53
Healthways Inc (a)	498	8	Investors Real Estate Trust	937	8
IPC The Hospitalist Co Inc (a)	78,356	2,374	Potlatch Corp	3,024	84
Mednax Inc (a)	48,333	2,510	PS Business Parks Inc	1,284	63

		4,905	Washington Real Estate Investment Trust	1,688	45

Poultry (0.03%)					253

Sanderson Farms Inc	3,396	124	REITS - Healthcare (0.03%)
			LTC Properties Inc	660	16
Power Converter & Supply Equipment (0.04%)
			National Health Investors Inc	352	10
Advanced Energy Industries Inc (a)	3,560	43
			Omega Healthcare Investors Inc	3,796	57

See accompanying notes

579

Schedule of Investments
SmallCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Healthcare (continued)			Retail - Apparel & Shoe (continued)
Universal Health Realty Income Trust	1,531 $	49	Men's Wearhouse Inc	695 $	16

		132	Stein Mart Inc (a)	3,462	33

			Wet Seal Inc/The (a)	16,288	52

REITS - Manufactured Homes (0.03%)
Equity Lifestyle Properties Inc	2,637	122			15,617

			Retail - Appliances (0.17%)
REITS - Shopping Centers (0.05%)			hhgregg Inc (a)	40,082	661
Acadia Realty Trust	2,429	39
Saul Centers Inc	978	30	Retail - Automobile (0.01%)
Tanger Factory Outlet Centers	3,215	122	America's Car-Mart Inc (a)	1,578	33

		191

			Retail - Building Products (0.39%)
REITS - Single Tenant (0.02%)
			Lumber Liquidators Inc (a)	72,045	1,531
Alexander's Inc (a)	190	50

Getty Realty Corp	1,801	44	Retail - Catalog Shopping (0.01%)

		94	Coldwater Creek Inc (a)	5,828	33

REITS - Warehouse & Industrial (0.02%)
			Retail - Computer Equipment (0.00%)
EastGroup Properties Inc	2,585	95
			PC Mall Inc (a)	732	5

Rental - Auto & Equipment (0.04%)
			Retail - Convenience Store (0.04%)
Avis Budget Group Inc (a)	9,739	82
			Casey's General Stores Inc	4,509	142
Mcgrath Rentcorp	878	17
			Pantry Inc/The (a)	706	10
RSC Holdings Inc (a)	7,235	49

			Susser Holdings Corp (a)	315	4

		148

					156

Research & Development (0.03%)
			Retail - Discount (0.61%)
Kendle International Inc (a)	836	14
			99 Cents Only Stores (a)	6,673	76
Parexel International Corp (a)	8,352	105

			Citi Trends Inc (a)	2,249	59
		119

			Dollar Tree Inc (a)	47,920	2,163
Resorts & Theme Parks (0.26%)			Fred's Inc	3,210	38
Great Wolf Resorts Inc (a)	306,870	1,025	HSN Inc (a)	6,107	91

					2,427

Respiratory Products (0.45%)
ResMed Inc (a)	36,060	1,774	Retail - Fabric Store (0.02%)
			Jo-Ann Stores Inc (a)	2,543	68
Retail - Apparel & Shoe (3.95%)
Aeropostale Inc (a)	67,934	2,550	Retail - Gardening Products (0.07%)
American Eagle Outfitters Inc	98,230	1,718	Tractor Supply Co (a)	5,745	257
Buckle Inc/The	3,739	112
			Retail - Home Furnishings (0.01%)
Cato Corp/The	4,446	88
			Kirkland's Inc (a)	2,958	37
Chico's FAS Inc (a)	160,257	1,915
Childrens Place Retail Stores Inc/The (a)	3,767	118
			Retail - Jewelry (0.02%)
Collective Brands Inc (a)	4,510	84	Fuqi International Inc (a)	3,035	62
Destination Maternity Corp (a)	1,123	23
Dress Barn Inc (a)	3,092	56	Retail - Miscellaneous/Diversified (0.01%)
DSW Inc (a)	44,400	852	Pricesmart Inc	2,670	52
Finish Line Inc/The	6,300	64
Gymboree Corp (a)	53,233	2,266	Retail - Office Supplies (0.02%)
HOT Topic Inc (a)	7,051	54	OfficeMax Inc	8,262	94
J Crew Group Inc (a)	130,434	5,319
			Retail - Pawn Shops (0.04%)
JOS A Bank Clothiers Inc (a)	3,066	126
			Ezcorp Inc (a)	7,074	92
Lululemon Athletica Inc (a)	6,815	171

See accompanying notes

580

Schedule of Investments
SmallCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Pawn Shops (continued)			Satellite Telecommunications (0.05%)
First Cash Financial Services Inc (a)	3,639$	62	DigitalGlobe Inc (a)	2,098 $	47

		154	GeoEye Inc (a)	2,426	62

			Hughes Communications Inc (a)	2,123	49
Retail - Perfume & Cosmetics (0.72%)
Sally Beauty Holdings Inc (a)	6,088	41	Loral Space & Communications Inc (a)	1,551	41

Ulta Salon Cosmetics & Fragrance Inc (a)	184,066	2,787			199

		2,828	Savings & Loans - Thrifts (0.04%)

			Brookline Bancorp Inc	3,949	39
Retail - Pet Food & Supplies (0.02%)
PetMed Express Inc	3,760	59	Brooklyn Federal Bancorp Inc	406	5
			Cheviot Financial Corp	174	1
Retail - Petroleum Products (0.06%)			Clifton Savings Bancorp Inc	281	3
World Fuel Services Corp	4,819	245	Heritage Financial Group	117	1
			Kentucky First Federal Bancorp	125	1
Retail - Restaurants (0.89%)			Oritani Financial Corp	1,988	26
AFC Enterprises Inc (a)	647	5	Prudential Bancorp Inc of Pennsylvania	892	9
BJ's Restaurants Inc (a)	2,984	48	Roma Financial Corp	993	12
Buffalo Wild Wings Inc (a)	2,898	119	United Financial Bancorp Inc	723	9
California Pizza Kitchen Inc (a)	4,792	62	ViewPoint Financial Group	2,700	36

Caribou Coffee Co Inc (a)	1,695	14			142

Carrols Restaurant Group Inc (a)	2,660	17
			Schools (1.55%)
CEC Entertainment Inc (a)	3,723	109
			American Public Education Inc (a)	2,899	92
Cheesecake Factory Inc/The (a)	9,884	180
			Bridgepoint Education Inc (a)	3,307	47
CKE Restaurants Inc	7,062	62
			Capella Education Co (a)	2,293	158
Cracker Barrel Old Country Store Inc	2,679	89
			ChinaCast Education Corp (a)	7,007	44
Denny's Corp (a)	26,748	59
			Corinthian Colleges Inc (a)	113,590	1,802
DineEquity Inc	2,697	57
			Grand Canyon Education Inc (a)	2,504	41
Domino's Pizza Inc (a)	924	7
			K12 Inc (a)	75,367	1,209
Einstein Noah Restaurant Group Inc (a)	1,112	14
			Learning Tree International Inc (a)	2,105	23
Jack in the Box Inc (a)	9,109	171
			Lincoln Educational Services Corp (a)	42,404	840
Panera Bread Co (a)	7,900	474
			Strayer Education Inc	8,890	1,804
Papa John's International Inc (a)	2,820	63
			Universal Technical Institute Inc (a)	3,066	55

PF Chang's China Bistro Inc (a)	3,720	108
					6,115

Sonic Corp (a)	9,056	85
Texas Roadhouse Inc (a)	188,447	1,784	Seismic Data Collection (0.00%)

		3,527	Geokinetics Inc (a)	960	15

Retail - Sporting Goods (0.52%)			Semiconductor Component - Integrated Circuits (0.47%)
Big 5 Sporting Goods Corp	3,545	52	Cirrus Logic Inc (a)	11,318	55
Dick's Sporting Goods Inc (a)	82,910	1,881	Emulex Corp (a)	14,129	143
Hibbett Sports Inc (a)	4,609	87	Hittite Microwave Corp (a)	35,469	1,305
Zumiez Inc (a)	2,743	37	Intellon Corp (a)	5,084	35

		2,057	Micrel Inc	5,003	37

Retail - Vitamins & Nutritional Suppliments (0.08%)			Power Integrations Inc	3,481	109
Vitamin Shoppe Inc	18,450	324	Sigma Designs Inc (a)	4,804	58
			Techwell Inc (a)	3,983	41
Retirement & Aged Care (0.21%)			TriQuint Semiconductor Inc (a)	11,777	63

Emeritus Corp (a)	45,274	845			1,846

Rubber - Tires (0.03%)			Semiconductor Equipment (1.88%)
Cooper Tire & Rubber Co	7,738	118	Aixtron AG ADR	63,760	1,890
			ATMI Inc (a)	2,271	34

See accompanying notes

581

Schedule of Investments
SmallCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Equipment (continued)			Telecommunication Services (continued)
Entegris Inc (a)	81,700 $	307	Neutral Tandem Inc (a)	5,611 $	118
Formfactor Inc (a)	6,895	117	NTELOS Holdings Corp	5,010	76
Kulicke & Soffa Industries Inc (a)	10,271	48	PAETEC Holding Corp (a)	18,184	59
Tessera Technologies Inc (a)	8,242	182	Premiere Global Services Inc (a)	7,957	59
Ultratech Inc (a)	4,103	53	RCN Corp (a)	5,161	43
Veeco Instruments Inc (a)	197,686	4,814	SAVVIS Inc (a)	5,421	80

		7,445	tw telecom inc (a)	89,600	1,129

			USA Mobility Inc	5,055	55

Silver Mining (0.41%)
Pan American Silver Corp (a)	77,562	1,623			1,869

			Telephone - Integrated (0.06%)
Software Tools (0.34%)			Alaska Communications Systems Group Inc	6,536	51
ArcSight Inc (a)	53,621	1,325	Cincinnati Bell Inc (a)	10,159	31
			General Communication Inc (a)	6,081	37
Steel - Producers (0.20%)
			HickoryTech Corp	3,111	28
AK Steel Holding Corp	50,170	796
			Shenandoah Telecommunications Co	4,879	82

Steel Pipe & Tube (0.35%)					229

Valmont Industries Inc	19,080	1,379	Textile - Apparel (0.01%)
			Cherokee Inc	2,205	42
Superconductor Production & Systems (0.05%)
American Superconductor Corp (a)	6,114	205	Theaters (0.54%)
			Cinemark Holdings Inc	4,504	52
Telecommunication Equipment (0.63%)			National CineMedia Inc	130,176	2,083

ADC Telecommunications Inc (a)	5,102	33
					2,135

Adtran Inc	76,272	1,757
Anaren Inc (a)	3,201	47	Therapeutics (0.76%)
Applied Signal Technology Inc	2,195	45	Allos Therapeutics Inc (a)	92,475	522
Arris Group Inc (a)	15,724	161	AVANIR Pharmaceuticals Inc (a)	11,994	22
Comtech Telecommunications Corp (a)	4,951	159	AVI BioPharma Inc (a)	23,566	35
CPI International Inc (a)	567	6	Cornerstone Therapeutics Inc (a)	1,551	9
Plantronics Inc	6,248	151	Dyax Corp (a)	16,535	52
Preformed Line Products Co	549	21	Hemispherx Biopharma Inc (a)	28,850	42
ShoreTel Inc (a)	6,384	42	Inspire Pharmaceuticals Inc (a)	10,746	48
Tekelec (a)	3,771	57	Isis Pharmaceuticals Inc (a)	13,519	171

		2,479	ISTA Pharmaceuticals Inc (a)	7,928	29

			MannKind Corp (a)	8,504	44
Telecommunication Equipment - Fiber Optics (0.75%)			Onyx Pharmaceuticals Inc (a)	63,747	1,696
Ciena Corp (a)	90,360	1,060
			Osiris Therapeutics Inc (a)	4,113	26
Finisar Corp (a)	229,287	1,708
			Questcor Pharmaceuticals Inc (a)	14,236	65
Harmonic Inc (a)	12,811	67
			Spectrum Pharmaceuticals Inc (a)	9,163	38
IPG Photonics Corp (a)	4,013	55
			Theravance Inc (a)	7,715	108
Oplink Communications Inc (a)	3,941	59

			Vivus Inc (a)	13,607	107

		2,949

					3,014

Telecommunication Services (0.47%)
			Tobacco (0.05%)
Cbeyond Inc (a)	3,448	46
			Alliance One International Inc (a)	14,979	66
Consolidated Communications Holdings Inc	3,266	45
			Universal Corp/VA	495	21
Global Crossing Ltd (a)	3,611	41
			Vector Group Ltd	6,415	93

Iowa Telecommunications Services Inc	1,324	16
					180

Knology Inc (a)	2,576	26
MasTec Inc (a)	6,420	76	Transactional Software (0.64%)
			ACI Worldwide Inc (a)	6,049	97

See accompanying notes

582

Schedule of Investments
SmallCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Transactional Software (continued)			Water (0.01%)
Bottomline Technologies Inc (a)	4,335 $	64	California Water Service Group	393 $	14
Longtop Financial Technologies Ltd ADR (a)	70,541	1,869	Connecticut Water Service Inc	142	3
Solera Holdings Inc	10,195	329	Consolidated Water Co Inc	1,330	20
VeriFone Holdings Inc (a)	12,478	166	York Water Co	1,048	15

		2,525			52

Transport - Air Freight (0.01%)			Web Hosting & Design (0.08%)
Air Transport Services Group Inc (a)	8,124	21	NIC Inc	8,771	77
			Rackspace Hosting Inc (a)	11,191	188
Transport - Marine (0.42%)			Terremark Worldwide Inc (a)	9,124	58

Golar LNG Ltd	5,359	64			323

Gulfmark Offshore Inc (a)	1,908	53
			Web Portals (0.01%)
Kirby Corp (a)	43,520	1,471
			Earthlink Inc	3,606	29
Ship Finance International Ltd	4,314	49
Teekay Tankers Ltd	2,684	22

			Wireless Equipment (2.19%)
		1,659	Aruba Networks Inc (a)	260,666	2,038

Transport - Rail (0.55%)			EMS Technologies Inc (a)	3,099	54
Genesee & Wyoming Inc (a)	35,979	1,044	InterDigital Inc (a)	7,494	154
Railamerica Inc (a)	97,100	1,143	Novatel Wireless Inc (a)	4,305	38

		2,187	RF Micro Devices Inc (a)	43,417	173

			SBA Communications Corp (a)	215,553	6,081
Transport - Services (0.04%)
Dynamex Inc (a)	1,826	34	Viasat Inc (a)	3,735	109

HUB Group Inc (a)	2,935	73			8,647

PHI Inc (a)	1,921	33	Wound, Burn & Skin Care (0.01%)

		140	Obagi Medical Products Inc (a)	4,703	48

Transport - Truck (0.39%)			TOTAL COMMON STOCKS	$ 369,781

Celadon Group Inc (a)	4,461	43		Principal
Forward Air Corp	1,982	42		Amount	Value
Heartland Express Inc	5,409	74		(000's)	(000's)

Knight Transportation Inc	79,289	1,272	REPURCHASE AGREEMENTS (6.41%)
Marten Transport Ltd (a)	3,812	67	Diversified Banking Institutions (6.41%)
Old Dominion Freight Line Inc (a)	1,117	29	Investment in Joint Trading Account; Bank
USA Truck Inc (a)	1,303	15	of America Repurchase Agreement; 0.06%

			dated 10/30/09 maturing 11/02/09
		1,542	(collateralized by Sovereign Agency

Travel Services (0.04%)			Issues; $6,470,000; 0.00% - 5.75%; dated
			11/02/09 - 07/15/32)	$ 6,343$	6,343
Ambassadors Group Inc	4,662	59
			Investment in Joint Trading Account; Credit
Interval Leisure Group Inc (a)	6,114	68	Suisse Repurchase Agreement; 0.06%
Universal Travel Group (a)	2,136	25	dated 10/30/09 maturing 11/02/09

		152	(collateralized by US Treasury Notes;

			$6,470,000; 1.38% - 2.00%; dated
Ultra Sound Imaging Systems (0.02%)			02/28/10 - 09/15/12)	6,342	6,342
SonoSite Inc (a)	2,856	71	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Veterinary Diagnostics (0.02%)			0.06% dated 10/30/09 maturing 11/02/09
Neogen Corp (a)	2,178	69	(collateralized by Sovereign Agency
			Issues; $6,470,000; 1.88% - 3.75%; dated
			12/06/10 - 08/24/12)	6,343	6,343
Vitamins & Nutrition Products (0.01%)
Schiff Nutrition International Inc	414	3
USANA Health Sciences Inc (a)	1,602	46

		49

See accompanying notes

583

Schedule of Investments SmallCap Growth Fund I

October 31, 2009

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $6,470,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	$ 6,343$	6,343

25,371

TOTAL REPURCHASE AGREEMENTS	$ 25,371

Total Investments	$ 395,152
Other Assets in Excess of Liabilities, Net - 0.06%		222

TOTAL NET ASSETS - 100.00%	$ 395,374

(a)	Non-Income Producing Security

(b)	Security is Illiquid

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 43,926
Unrealized Depreciation	(22,466)

Net Unrealized Appreciation (Depreciation)	21,460
Cost for federal income tax purposes	373,692
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	28.67%
Technology	17.84%
Consumer, Cyclical	14.72%
Communications	11.02%
Financial	10.59%
Industrial	10.02%
Energy	5.50%
Basic Materials	1.14%
Utilities	0.44%
Diversified	0.00%
Other Assets in Excess of Liabilities, Net	0.06%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	6.69%

See accompanying notes

584

Schedule of Investments
SmallCap Growth Fund I
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; December 2009	Buy	471	$ 28,426	$ 26,461	$ (1,965)
All dollar amounts are shown in thousands (000's)

See accompanying notes

585

Schedule of Investments
SmallCap Growth Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.62%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.04%)			Apparel Manufacturers (continued)
Hexcel Corp (a)	12,680 $	139	Volcom Inc (a)	2,863 $	48

					1,538

Advertising Services (0.01%)
			Applications Software (1.72%)
inVentiv Health Inc (a)	2,674	45
			Actuate Corp (a)	10,985	55
Aerospace & Defense (0.09%)			American Reprographics Co (a)	7,213	43
Aerovironment Inc (a)	1,672	45	China Information Security Technology Inc	5,886	38
			(a)
Cubic Corp	2,339	81
			China TransInfo Technology Corp (a)	143,481	1,000
Esterline Technologies Corp (a)	1,462	61
			Deltek Inc (a)	3,030	22
National Presto Industries Inc	693	60
			Ebix Inc (a)	63,244	3,896
Teledyne Technologies Inc (a)	1,836	63

			EPIQ Systems Inc (a)	47,756	602
		310

			OpenTV Corp (a)	8,207	13
Aerospace & Defense Equipment (0.13%)			Progress Software Corp (a)	5,217	120
AAR Corp (a)	785	15	Quest Software Inc (a)	1,624	27

Argon ST Inc (a)	2,792	52			5,816

Astronics Corp (a)	1,649	14
			Auction House & Art Dealer (0.04%)
GenCorp Inc (a)	7,857	58
			Sotheby's	8,170	130
HEICO Corp	3,121	119
Kaman Corp	2,943	61
			Audio & Video Products (0.09%)
Orbital Sciences Corp (a)	8,618	111	DTS Inc/CA (a)	2,247	63

		430	TiVo Inc (a)	16,614	181

Agricultural Chemicals (0.01%)			Universal Electronics Inc (a)	2,262	47

China Green Agriculture Inc (a)	2,217	24			291

			Auto - Medium & Heavy Duty Trucks (0.01%)
Agricultural Operations (0.02%)
			Force Protection Inc (a)	10,755	47
Cadiz Inc (a)	2,785	30
Tejon Ranch Co (a)	1,409	36

			Auto Repair Centers (0.02%)
		66	Monro Muffler Brake Inc	2,341	73

Air Pollution Control Equipment (0.01%)
Met-Pro Corp	2,831	26	Auto/Truck Parts & Equipment - Original (1.35%)
			Fuel Systems Solutions Inc (a)	1,662	54
Airlines (0.52%)			Modine Manufacturing Co	100,938	1,040
AirTran Holdings Inc (a)	352,318	1,490	Westport Innovations Inc (a)	118,919	1,163
Allegiant Travel Co (a)	2,342	88	Wonder Auto Technology Inc (a)	178,107	2,305

Hawaiian Holdings Inc (a)	7,438	53			4,562

Republic Airways Holdings Inc (a)	1,702	14
			Auto/Truck Parts & Equipment - Replacement (0.02%)
UAL Corp (a)	19,112	124	ATC Technology Corp/IL (a)	2,251	47

		1,769	Dorman Products Inc (a)	437	6

Alternative Waste Tech (0.58%)			Standard Motor Products Inc	1,861	16

Calgon Carbon Corp (a)	81,808	1,296			69

Darling International Inc (a)	96,423	670

			B2B - E-Commerce (0.01%)
		1,966	i2 Technologies Inc (a)	3,060	48

Apparel Manufacturers (0.46%)
Carter's Inc (a)	6,754	159	Batteries & Battery Systems (0.02%)
Maidenform Brands Inc (a)	76,061	1,071	Advanced Battery Technologies Inc (a)	11,592	39
Oxford Industries Inc	1,935	37	Ener1 Inc (a)	6,792	34

True Religion Apparel Inc (a)	3,564	92			73

Under Armour Inc (a)	4,863	131

See accompanying notes

586

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Beverages - Non-Alcoholic (0.02%)			Casino Services (0.71%)
Coca-Cola Bottling Co Consolidated	936 $	42	Bally Technologies Inc (a)	8,068 $	318
National Beverage Corp (a)	1,322	15	Shuffle Master Inc (a)	264,632	2,067

		57			2,385

Brewery (0.01%)			Cellular Telecommunications (0.10%)
Boston Beer Co Inc (a)	1,151	44	Centennial Communications Corp (a)	15,853	134
			iPCS Inc (a)	2,056	49
Broadcasting Services & Programming (0.58%)			Syniverse Holdings Inc (a)	7,444	127
CKX Inc (a)	8,306	53	Virgin Mobile USA Inc (a)	3,176	13

DG FastChannel Inc (a)	57,462	1,205			323

Outdoor Channel Holdings Inc (a)	100,145	693

			Chemicals - Plastics (0.02%)
		1,951

			Landec Corp (a)	5,880	38
Building - Heavy Construction (0.03%)			PolyOne Corp (a)	3,691	21

Granite Construction Inc	1,131	32			59

Orion Marine Group Inc (a)	4,103	78
			Chemicals - Specialty (0.14%)
Sterling Construction Co Inc (a)	269	5

			Balchem Corp	2,718	75
		115

			Hawkins Inc	1,776	37
Building - Maintenance & Service (0.05%)			NewMarket Corp	1,455	136
ABM Industries Inc	2,459	46	Omnova Solutions Inc (a)	6,604	42
Rollins Inc	6,771	123	Stepan Co	995	57

		169	WR Grace & Co (a)	2,782	61

Building - Residential & Commercial (0.16%)			Zep Inc	3,013	52

Hovnanian Enterprises Inc (a)	137,790	539			460

			Circuit Boards (0.03%)
Building & Construction - Miscellaneous (0.47%)
			Multi-Fineline Electronix Inc (a)	2,313	63
Layne Christensen Co (a)	39,663	1,027
			Park Electrochemical Corp	1,992	45

MYR Group Inc/Delaware (a)	32,764	563

					108

		1,590

			Coal (0.02%)
Building & Construction Products -
Miscellaneous (0.04%)			James River Coal Co (a)	4,091	78
Quanex Building Products Corp	2,930	44	Westmoreland Coal Co (a)	491	3

Simpson Manufacturing Co Inc	3,952	92			81

		136	Coffee (0.02%)

Building Products - Air & Heating (0.01%)			Farmer Bros Co	635	12
AAON Inc	2,800	50	Peet's Coffee & Tea Inc (a)	1,709	58

					70

Building Products - Cement & Aggregate (0.31%)
			Commercial Banks (1.60%)
Eagle Materials Inc	42,150	1,047
			Ames National Corp	778	16
Building Products - Doors & Windows (0.00%)			Arrow Financial Corp	1,409	36
Apogee Enterprises Inc	502	7	Bank of Marin Bancorp	872	29
			Bank of the Ozarks Inc	204	5
Building Products - Light Fixtures (0.05%)			Bridge Bancorp Inc	1,098	23
LSI Industries Inc	26,412	185	Bryn Mawr Bank Corp	297	5
			Cardinal Financial Corp	3,349	27
Cable/Satellite TV (0.00%)			City Holding Co	344	11
LodgeNet Interactive Corp (a)	2,971	14	CNB Financial Corp/PA	881	14
			First Financial Bankshares Inc	1,611	78
Casino Hotels (0.01%)
			Metro Bancorp Inc (a)	263	3
Ameristar Casinos Inc	3,348	49
			Nara Bancorp Inc	1,751	13

See accompanying notes

587

Schedule of Investments
SmallCap Growth Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Services - Finance (continued)
Orrstown Financial Services Inc	520 $	17	Riskmetrics Group Inc (a)	2,779 $	41
Park National Corp	151	9	TNS Inc (a)	3,306	94
Peapack Gladstone Financial Corp	19	-	Wright Express Corp (a)	5,671	158

Penns Woods Bancorp Inc	568	17			1,921

PrivateBancorp Inc	28,275	258
			Communications Software (0.26%)
Prosperity Bancshares Inc	47,325	1,694	Digi International Inc (a)	90,812	722
Republic Bancorp Inc/KY	216	4	DivX Inc (a)	5,285	25
Signature Bank/New York NY (a)	26,676	842	Seachange International Inc (a)	4,043	27
Southside Bancshares Inc	706	15	Smith Micro Software Inc (a)	6,363	58
Suffolk Bancorp	1,589	44	SolarWinds Inc (a)	2,613	47

SY Bancorp Inc	1,111	25			879

Texas Capital Bancshares Inc (a)	76,193	1,110
Tompkins Financial Corp	746	32	Computer Aided Design (0.86%)
			ANSYS Inc (a)	66,183	2,686
Trustco Bank Corp NY	7,211	43
			Parametric Technology Corp (a)	15,193	226

Westamerica Bancorporation	2,394	114
Western Alliance Bancorp (a)	210,882	917			2,912

Wilshire Bancorp Inc	288	2	Computer Services (0.16%)

		5,403	Computer Task Group Inc (a)	2,068	14

			iGate Corp	5,403	48
Commercial Services (0.86%)
			Insight Enterprises Inc (a)	1,420	15
Arbitron Inc	3,467	75
			LivePerson Inc (a)	9,249	47
CoStar Group Inc (a)	2,521	98
			Manhattan Associates Inc (a)	3,593	82
DynCorp International Inc (a)	804	14
			Perot Systems Corp (a)	2,312	69
ExlService Holdings Inc (a)	60,725	826
			SRA International Inc (a)	2,656	50
Healthcare Services Group Inc	5,679	112
			SYKES Enterprises Inc (a)	5,237	124
HMS Holdings Corp (a)	31,356	1,346
			Syntel Inc	1,859	67
ICT Group Inc (a)	1,958	31
			Unisys Corp (a)	481	14
Medifast Inc (a)	2,907	64
			Virtusa Corp (a)	2,392	22

National Research Corp	402	9
Pre-Paid Legal Services Inc	1,067	42			552

Providence Service Corp/The (a)	2,518	31	Computer Software (0.07%)
Steiner Leisure Ltd (a)	1,769	65	Accelrys Inc (a)	6,794	37
Team Inc (a)	2,434	40	Avid Technology Inc (a)	1,270	16
TeleTech Holdings Inc (a)	4,672	84	Blackbaud Inc	6,849	152
Ticketmaster Entertainment Inc (a)	5,554	54	Double-Take Software Inc (a)	3,839	36

		2,891			241

Commercial Services - Finance (0.57%)			Computers (0.07%)
Advance America Cash Advance Centers Inc	9,816	49	Palm Inc (a)	19,170	223
Asset Acceptance Capital Corp (a)	1,542	11
Cardtronics Inc (a)	2,268	23	Computers - Integrated Systems (1.12%)
CBIZ Inc (a)	6,680	47	Cray Inc (a)	5,851	44
Coinstar Inc (a)	31,529	1,001	Echelon Corp (a)	3,035	41
Deluxe Corp	4,385	62	Jack Henry & Associates Inc	12,691	293
Dollar Financial Corp (a)	3,053	57	Maxwell Technologies Inc (a)	2,958	53
Euronet Worldwide Inc (a)	5,590	132	Micros Systems Inc (a)	13,344	359
Global Cash Access Holdings Inc (a)	7,646	48	MTS Systems Corp	425	11
Heartland Payment Systems Inc	5,398	66	NCI Inc (a)	30,355	817
MoneyGram International Inc (a)	15,815	47	Netscout Systems Inc (a)	2,807	35
Net 1 UEPS Technologies Inc (a)	4,857	85	Radiant Systems Inc (a)	103,115	1,015
			Radisys Corp (a)	5,377	46

See accompanying notes

588

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Integrated Systems (continued)			Cosmetics & Toiletries (continued)
Riverbed Technology Inc (a)	48,975 $	1,003	Chattem Inc (a)	2,761 $	175
Stratasys Inc (a)	2,651	42	Inter Parfums Inc	623	8

Super Micro Computer Inc (a)	3,880	31			299

		3,790

			Data Processing & Management (0.30%)
Computers - Memory Devices (0.33%)			Acxiom Corp	8,513	98
Imation Corp	700	6	CommVault Systems Inc (a)	6,377	125
Netezza Corp (a)	7,214	67	CSG Systems International Inc (a)	3,241	53
Quantum Corp (a)	32,568	60	FalconStor Software Inc (a)	194,068	646
STEC Inc (a)	38,844	828	Innodata Isogen Inc (a)	4,615	30
Xyratex Ltd (a)	15,600	163	Pegasystems Inc	2,124	61

		1,124			1,013

Computers - Peripheral Equipment (0.21%)			Decision Support Software (0.63%)
Compellent Technologies Inc (a)	31,706	581	GSE Systems Inc (a)	3,587	22
Synaptics Inc (a)	5,315	120	Interactive Intelligence Inc (a)	126,087	2,114

		701			2,136

Consulting Services (0.33%)			Dental Supplies & Equipment (0.35%)
Advisory Board Co/The (a)	2,364	58	Align Technology Inc (a)	8,674	136
Corporate Executive Board Co	5,130	123	Sirona Dental Systems Inc (a)	39,339	1,059

CRA International Inc (a)	2,065	51			1,195

Diamond Management & Technology
			Diagnostic Equipment (0.46%)
Consultants Inc	5,020	30
			Affymetrix Inc (a)	135,326	708
Forrester Research Inc (a)	2,012	51
			Cepheid Inc (a)	47,613	632
Gartner Inc (a)	9,038	169
			Hansen Medical Inc (a)	5,071	13
Hackett Group Inc/The (a)	4,549	14
			Immucor Inc (a)	10,307	184

Hill International Inc (a)	4,948	33
					1,537

Huron Consulting Group Inc (a)	3,308	77
ICF International Inc (a)	1,954	56	Diagnostic Kits (0.07%)
MAXIMUS Inc	2,098	97	Meridian Bioscience Inc	5,948	132
Navigant Consulting Inc (a)	7,513	107	OraSure Technologies Inc (a)	10,897	35
Watson Wyatt Worldwide Inc	5,366	234	Quidel Corp (a)	3,701	53

		1,100			220

Consumer Products - Miscellaneous (1.52%)			Direct Marketing (0.37%)
Helen of Troy Ltd (a)	72,367	1,653	APAC Customer Services Inc (a)	166,975	1,077
Tupperware Brands Corp	75,784	3,412	Valuevision Media Inc (a)	54,754	174

WD-40 Co	1,656	52			1,251

		5,117	Disposable Medical Products (0.05%)

Containers - Metal & Glass (0.47%)			ICU Medical Inc (a)	1,828	64
Bway Holding Co (a)	181	3	Medical Action Industries Inc (a)	2,516	28
Greif Inc	27,442	1,469	Merit Medical Systems Inc (a)	4,078	69
Silgan Holdings Inc	2,063	111	Utah Medical Products Inc	689	20

		1,583			181

Containers - Paper & Plastic (0.61%)			Distribution & Wholesale (1.35%)
AEP Industries Inc (a)	1,238	43	Beacon Roofing Supply Inc (a)	5,539	80
Rock-Tenn Co	45,787	2,006	BMP Sunstone Corp (a)	7,111	26

		2,049	Brightpoint Inc (a)	7,613	56

			Chindex International Inc (a)	2,742	38
Cosmetics & Toiletries (0.09%)
			Core-Mark Holding Co Inc (a)	655	18
Bare Escentuals Inc (a)	9,183	116
			FGX International Holdings Ltd (a)	79,276	1,046

See accompanying notes

589

Schedule of Investments
SmallCap Growth Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (continued)			E-Commerce - Services (0.01%)
Fossil Inc (a)	6,770 $	181	Move Inc (a)	19,948 $	41
Houston Wire & Cable Co	1,900	23
MWI Veterinary Supply Inc (a)	29,471	1,043	Educational Software (1.61%)
Owens & Minor Inc	5,113	209	Blackboard Inc (a)	80,670	2,861
Pool Corp	3,674	72	PLATO Learning Inc (a)	144,364	638
Rentrak Corp (a)	2,033	31	SkillSoft PLC ADR (a)	201,926	1,935

Scansource Inc (a)	370	9			5,434

School Specialty Inc (a)	1,532	34	Electric - Distribution (0.01%)
Titan Machinery Inc (a)	2,694	29	EnerNOC Inc (a)	1,557	45
Watsco Inc	3,205	164
WESCO International Inc (a)	58,180	1,487	Electric - Integrated (0.01%)

		4,546	Pike Electric Corp (a)	1,780	22

Diversified Manufacturing Operations (0.65%)			Electric Products - Miscellaneous (0.06%)
Actuant Corp	4,889	76	GrafTech International Ltd (a)	7,119	96
Acuity Brands Inc	4,957	157	Graham Corp	1,756	25
Ameron International Corp	10,703	631	Harbin Electric Inc (a)	3,371	54
AZZ Inc (a)	1,808	62	SmartHeat Inc (a)	1,497	13

Blount International Inc (a)	2,987	27			188

Colfax Corp (a)	1,519	16
			Electronic Components - Miscellaneous (0.08%)
ESCO Technologies Inc	3,442	135
			Benchmark Electronics Inc (a)	1,821	31
GP Strategies Corp (a)	2,118	15
			CTS Corp	420	4
Koppers Holdings Inc	31,721	829
			Daktronics Inc	6,872	52
LSB Industries Inc (a)	3,870	48
			LaBarge Inc (a)	2,322	26
Matthews International Corp	3,992	147
			Methode Electronics Inc	959	7
Raven Industries Inc	2,467	61

			Microvision Inc (a)	9,990	37
		2,204

			OSI Systems Inc (a)	2,725	53
Diversified Operations (0.00%)			Plexus Corp (a)	2,073	52

Primoris Services Corp	1,755	13			262

Diversified Operations & Commercial Services (0.05%)			Electronic Components - Semiconductors (3.90%)
Chemed Corp	3,243	147	Advanced Analogic Technologies Inc (a)	9,634	30
Viad Corp	519	9	Amkor Technology Inc (a)	16,036	88

		156	Applied Micro Circuits Corp (a)	9,957	78

			Cavium Networks Inc (a)	127,321	2,414
Drug Delivery Systems (0.08%)
			Ceva Inc (a)	4,041	41
Alkermes Inc (a)	14,276	114
			Diodes Inc (a)	5,095	83
Depomed Inc (a)	11,304	35
			Ikanos Communications Inc (a)	288,005	498
Matrixx Initiatives Inc (a)	2,035	9
			IXYS Corp	4,823	32
Nektar Therapeutics (a)	13,484	110

			Kopin Corp (a)	272,405	1,209
		268

			Lattice Semiconductor Corp (a)	2,424	5
E-Commerce - Products (0.58%)			Microsemi Corp (a)	122,774	1,634
Blue Nile Inc (a)	1,858	111	Microtune Inc (a)	8,515	15
MercadoLibre Inc (a)	3,707	133	MIPS Technologies Inc (a)	10,333	41
NutriSystem Inc	37,486	807	Monolithic Power Systems Inc (a)	61,916	1,238
Shutterfly Inc (a)	755	11	Netlogic Microsystems Inc (a)	42,799	1,627
Stamps.com Inc (a)	2,633	26	Rovi Corp (a)	47,543	1,310
Vitacost.com Inc (a)	88,341	876	Rubicon Technology Inc (a)	58,049	878

		1,964	Semtech Corp (a)	9,430	146

			Skyworks Solutions Inc (a)	126,051	1,315

See accompanying notes

590

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Enterprise Software & Services (continued)
(continued)			Omnicell Inc (a)	6,066 $	60
Volterra Semiconductor Corp (a)	31,130 $	431
			PROS Holdings Inc (a)	4,962	45
Zoran Corp (a)	5,871	52

			RightNow Technologies Inc (a)	3,407	52
		13,165

			Sybase Inc (a)	17,842	706
Electronic Measurement Instruments (0.23%)			SYNNEX Corp (a)	894	23
Analogic Corp	1,198	45	Taleo Corp (a)	72,591	1,578
Badger Meter Inc	1,944	72	Tyler Technologies Inc (a)	4,641	88
FARO Technologies Inc (a)	3,656	56	Ultimate Software Group Inc (a)	114,198	2,913

LeCroy Corp (a)	163,250	611			13,124

		784

			Entertainment Software (0.01%)
Electronic Security Devices (0.03%)			THQ Inc (a)	6,746	35
American Science & Engineering Inc	1,351	89
			Environmental Consulting & Engineering (0.32%)
E-Marketing & Information (0.19%)			Tetra Tech Inc (a)	42,614	1,096
comScore Inc (a)	2,956	45
Constant Contact Inc (a)	3,121	52	Environmental Monitoring & Detection (0.03%)
Digital River Inc (a)	4,929	113	Mine Safety Appliances Co	3,509	89
Liquidity Services Inc (a)	3,369	32
			E-Services - Consulting (1.50%)
Valueclick Inc (a)	40,901	402

			GSI Commerce Inc (a)	254,952	4,836
		644

			Perficient Inc (a)	1,445	12
Energy - Alternate Sources (0.97%)			Saba Software Inc (a)	5,297	23
Clean Energy Fuels Corp (a)	4,479	52	Sapient Corp (a)	12,358	101
Comverge Inc (a)	89,879	1,026	Websense Inc (a)	5,808	93

FuelCell Energy Inc (a)	274,082	913			5,065

GT Solar International Inc (a)	8,063	42
			Feminine Health Care Products (0.00%)
Headwaters Inc (a)	297,663	1,226
			Female Health Co/The (a)	3,570	17
Syntroleum Corp (a)	13,594	30

		3,289	Filtration & Separation Products (0.03%)

Engineering - Research & Development Services (0.08%)			CLARCOR Inc	2,478	73
Argan Inc (a)	1,665	21	Polypore International Inc (a)	1,599	17

EMCOR Group Inc (a)	3,111	73			90

ENGlobal Corp (a)	4,320	13	Finance - Auto Loans (0.01%)
Exponent Inc (a)	2,039	53	Credit Acceptance Corp (a)	1,357	47
Michael Baker Corp (a)	1,225	44
Stanley Inc (a)	1,459	41	Finance - Consumer Loans (0.35%)
VSE Corp	720	31	Nelnet Inc	1,248	18

		276	Portfolio Recovery Associates Inc (a)	25,557	1,179

					1,197

Enterprise Software & Services (3.89%)
Advent Software Inc (a)	2,303	88	Finance - Investment Banker & Broker (1.84%)
American Software Inc/Georgia	4,407	29	Broadpoint Gleacher Securities Inc (a)	150,254	957
Ariba Inc (a)	11,417	135	Diamond Hill Investment Group Inc (a)	437	23
Concur Technologies Inc (a)	38,422	1,369	Duff & Phelps Corp	3,632	63
Informatica Corp (a)	13,141	279	E*Trade Financial Corp (a)	607,981	888
JDA Software Group Inc (a)	2,965	59	Evercore Partners Inc - Class A	682	22
Lawson Software Inc (a)	8,469	53	GFI Group Inc	9,371	48
Mantech International Corp (a)	2,727	120	International Assets Holding Corp (a)	1,005	18
MedAssets Inc (a)	88,714	1,946	KBW Inc (a)	38,854	1,088
MicroStrategy Inc (a)	41,030	3,581	Knight Capital Group Inc (a)	6,737	114

See accompanying notes

591

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Finance - Investment Banker & Broker			Footwear & Related Apparel (1.26%)

(continued)			CROCS Inc (a)	6,760 $	41
optionsXpress Holdings Inc	6,284 $	98
			Deckers Outdoor Corp (a)	2,005	180
Piper Jaffray Cos (a)	29,082	1,349
			Skechers U.S.A. Inc (a)	63,505	1,386
Stifel Financial Corp (a)	29,468	1,531
			Steven Madden Ltd (a)	58,945	2,387
SWS Group Inc	331	4
			Timberland Co/The (a)	3,975	64
TradeStation Group Inc (a)	2,048	16

			Wolverine World Wide Inc	7,113	182

		6,219

					4,240

Finance - Leasing Company (0.01%)
			Forestry (0.01%)
Financial Federal Corp	2,230	46
			Deltic Timber Corp	1,075	46

Finance - Other Services (0.02%)
			Gambling (Non-Hotel) (0.02%)
BGC Partners Inc	5,540	27
			Dover Downs Gaming & Entertainment Inc	3,174	15
MarketAxess Holdings Inc	4,485	53

			Isle of Capri Casinos Inc (a)	3,695	29
		80

			Pinnacle Entertainment Inc (a)	4,331	36

Firearms & Ammunition (0.03%)					80

Smith & Wesson Holding Corp (a)	13,324	57
			Gas - Distribution (0.03%)
Sturm Ruger & Co Inc	4,007	42

			New Jersey Resources Corp	1,531	54
		99

			Piedmont Natural Gas Co Inc	1,084	25

Fisheries (0.00%)			South Jersey Industries Inc	816	29

HQ Sustainable Maritime Industries Inc (a)	1,954	15			108

			Gold Mining (0.20%)
Food - Confectionery (0.02%)
			Allied Nevada Gold Corp (a)	72,085	688
Tootsie Roll Industries Inc	3,067	76

			Hazardous Waste Disposal (0.06%)
Food - Dairy Products (0.01%)
			American Ecology Corp	2,730	45
American Dairy Inc (a)	1,283	37
			Clean Harbors Inc (a)	2,676	151
Lifeway Foods Inc (a)	1,085	13

			EnergySolutions Inc	1,613	14

		50

					210

Food - Miscellaneous/Diversified (1.53%)

American Italian Pasta Co (a)	1,954	53	Health Care Cost Containment (0.57%)
			Corvel Corp (a)	1,779	51
B&G Foods Inc	1,228	10
			Transcend Services Inc (a)	101,812	1,858

Cal-Maine Foods Inc	2,030	55
					1,909

Chiquita Brands International Inc (a)	217,925	3,528

Diamond Foods Inc	38,232	1,153	Healthcare Safety Device (0.25%)

J&J Snack Foods Corp	2,071	81	Alpha PRO Tech Ltd (a)	139,423	835

Lancaster Colony Corp	2,864	139

Lance Inc	3,533	85	Heart Monitors (0.37%)

Overhill Farms Inc (a)	3,409	19	Cardiac Science Corp (a)	480	2

Zhongpin Inc (a)(b)	2,716	36	HeartWare International Inc (a)	38,457	1,246

		5,159			1,248

Food - Retail (0.02%)			Home Furnishings (0.07%)

Village Super Market Inc	1,436	43	Tempur-Pedic International Inc (a)	11,367	220

Weis Markets Inc	474	17

			Human Resources (1.62%)
		60

			Administaff Inc	3,218	80

Food - Wholesale & Distribution (0.06%)			AMN Healthcare Services Inc (a)	5,042	42

Calavo Growers Inc	2,561	46	Cross Country Healthcare Inc (a)	742	6

United Natural Foods Inc (a)	6,455	155	Emergency Medical Services Corp (a)	1,417	68

		201	Kenexa Corp (a)	66,101	833

See accompanying notes

592

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Human Resources (continued)			Internet Connectivity Services (continued)
Korn/Ferry International (a)	16,640 $	266	Cogent Communications Group Inc (a)	101,257 $	1,026
On Assignment Inc (a)	180,262	1,089	PC-Tel Inc (a)	640	4

Resources Connection Inc (a)	5,890	102			2,282

SuccessFactors Inc (a)	194,543	2,974

			Internet Content - Entertainment (0.01%)
		5,460	Limelight Networks Inc (a)	8,203	29

Identification Systems - Development (0.04%)
Checkpoint Systems Inc (a)	2,158	29	Internet Content - Information & News (0.04%)
Cogent Inc (a)	6,485	63	Dice Holdings Inc (a)	3,952	24
L-1 Identity Solutions Inc (a)	7,659	45	Health Grades Inc (a)	5,121	22

		137	Knot Inc/The (a)	4,619	49

			LoopNet Inc (a)	4,884	43

Industrial Audio & Video Products (0.70%)
					138

China Security & Surveillance Technology
Inc (a)	108,112	565	Internet Financial Services (0.23%)
Imax Corp (a)	175,292	1,806	Online Resources Corp (a)	148,094	777

		2,371

			Internet Gambling (0.00%)
Industrial Automation & Robots (0.65%)
			Youbet.com Inc (a)	6,459	15
Cognex Corp	1,727	28
Intermec Inc (a)	9,825	121	Internet Incubators (0.29%)
iRobot Corp (a)	2,926	39	Internet Capital Group Inc (a)	136,728	994
Nordson Corp	38,100	2,010

		2,198	Internet Infrastructure Software (0.49%)

			AsiaInfo Holdings Inc (a)	69,409	1,531
Industrial Gases (0.21%)
			TeleCommunication Systems Inc (a)	5,957	53
Airgas Inc	15,856	703
			TIBCO Software Inc (a)	9,893	87

Instruments - Controls (0.31%)					1,671

Woodward Governor Co	44,281	1,041	Internet Security (0.56%)
			Blue Coat Systems Inc (a)	5,373	120
Instruments - Scientific (0.48%)
			Sourcefire Inc (a)	85,662	1,739
Dionex Corp (a)	2,547	173
			VASCO Data Security International Inc (a)	4,967	30

FEI Co (a)	59,310	1,412
					1,889

Varian Inc (a)	980	50

		1,635	Internet Telephony (0.04%)

			j2 Global Communications Inc (a)	6,247	128
Insurance Brokers (0.02%)
eHealth Inc (a)	3,657	52	Intimate Apparel (0.71%)
Life Partners Holdings Inc	1,814	31	Warnaco Group Inc/The (a)	59,077	2,394

		83

			Investment Companies (0.00%)
Internet Application Software (0.73%)
			Main Street Capital Corp	954	13
Art Technology Group Inc (a)	19,175	79
Clicksoftware Technologies Ltd (a)	163,664	844
			Investment Management & Advisory Services (0.27%)
Cybersource Corp (a)	79,040	1,295	Calamos Asset Management Inc	359	4
DealerTrack Holdings Inc (a)	5,704	94	Epoch Holding Corp	2,123	19
eResearchTechnology Inc (a)	6,421	48	GAMCO Investors Inc	999	42
Lionbridge Technologies Inc (a)	12,862	27	Westwood Holdings Group Inc	23,825	841

S1 Corp (a)	8,294	50			906

Vocus Inc (a)	2,112	38

		2,475	Lasers - Systems & Components (0.39%)

			II-VI Inc (a)	2,605	69
Internet Connectivity Services (0.68%)
AboveNet Inc (a)	25,877	1,252

See accompanying notes

593

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Lasers - Systems & Components (continued)			Medical - Biomedical/Gene (continued)
Rofin-Sinar Technologies Inc (a)	58,539 $	1,256	BioCryst Pharmaceuticals Inc (a)	4,808 $	43

		1,325	Cambrex Corp (a)	7,012	42

			Cardium Therapeutics Inc (a)	8,732	6
Leisure & Recreation Products (0.57%)
WMS Industries Inc (a)	48,185	1,926	Cell Therapeutics Inc (a)	411,181	391
			Celldex Therapeutics Inc (a)	5,612	24
Life & Health Insurance (0.33%)			China-Biotics Inc (a)	1,569	18
Delphi Financial Group Inc	50,866	1,104	Cubist Pharmaceuticals Inc (a)	8,904	151
FBL Financial Group Inc	1,227	25	Cytokinetics Inc (a)	9,833	31

		1,129	Emergent Biosolutions Inc (a)	90,810	1,310

			Enzo Biochem Inc (a)	5,501	30
Lighting Products & Systems (0.48%)
			Enzon Pharmaceuticals Inc (a)	6,667	56
Universal Display Corp (a)	141,442	1,607
			Exelixis Inc (a)	16,108	98
Linen Supply & Related Items (0.01%)			Halozyme Therapeutics Inc (a)	9,373	57
Unifirst Corp/MA	637	27	Harvard Bioscience Inc (a)	5,018	18
			Human Genome Sciences Inc (a)	116,466	2,177
Machinery - Construction & Mining (0.42%)			Idera Pharmaceuticals Inc (a)	4,853	26
Bucyrus International Inc	31,707	1,408	Illumina Inc (a)	27,204	873
			Immunogen Inc (a)	193,266	1,293
Machinery - Farm (0.02%)			Immunomedics Inc (a)	14,634	52
Lindsay Corp	1,542	51
			Incyte Corp (a)	9,860	58
			InterMune Inc (a)	5,385	65
Machinery - General Industry (0.65%)
Altra Holdings Inc (a)	952	8	Lexicon Pharmaceuticals Inc (a)	9,638	13
Chart Industries Inc (a)	4,069	80	Ligand Pharmaceuticals Inc (a)	25,433	43
DXP Enterprises Inc (a)	83,147	955	Martek Biosciences Corp (a)	1,451	26
Intevac Inc (a)	92,139	940	Maxygen Inc (a)	5,489	31
Middleby Corp (a)	2,506	114	Medicines Co/The (a)	5,289	38
Robbins & Myers Inc	479	11	Micromet Inc (a)	120,717	617
Tennant Co	2,783	74	Momenta Pharmaceuticals Inc (a)	5,120	47

			Nanosphere Inc (a)	2,306	15
		2,182

			Novavax Inc (a)	9,615	37
Machinery - Print Trade (0.12%)			NPS Pharmaceuticals Inc (a)	11,734	37
Presstek Inc (a)	240,594	409	OncoGenex Pharmaceutical Inc (a)	23,562	686
			PDL BioPharma Inc	17,566	148
Machinery Tools & Related Products (0.01%)
			Protalix BioTherapeutics Inc (a)	5,295	50
K-Tron International Inc (a)	473	45
			Regeneron Pharmaceuticals Inc (a)	94,616	1,486
Marine Services (0.02%)			RTI Biologics Inc (a)	5,402	21
Great Lakes Dredge & Dock Corp	8,281	51	Sangamo Biosciences Inc (a)	9,210	49
			Seattle Genetics Inc (a)	12,740	116
Medical - Biomedical/Gene (3.83%)			Sequenom Inc (a)	13,702	38
3SBio Inc ADR (a)	90,189	932	StemCells Inc (a)	23,130	26
Acorda Therapeutics Inc (a)	4,986	108	SuperGen Inc (a)	8,149	19
Affymax Inc (a)	2,073	42	Vical Inc (a)	9,555	29
Alnylam Pharmaceuticals Inc (a)	4,710	80	Zymogenetics Inc (a)	8,400	39

AMAG Pharmaceuticals Inc (a)	31,674	1,197			12,919

American Oriental Bioengineering Inc (a)	5,130	20
			Medical - Drugs (1.11%)
Arena Pharmaceuticals Inc (a)	10,372	37
			Adolor Corp (a)	5,908	9
Ariad Pharmaceuticals Inc (a)	24,388	44
			Akorn Inc (a)	12,217	18
Arqule Inc (a)	5,500	18
			Amicus Therapeutics Inc (a)	3,395	13
ARYx Therapeutics Inc (a)	4,481	11
			Array Biopharma Inc (a)	10,695	19

See accompanying notes

594

Schedule of Investments
SmallCap Growth Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical - Outpatient & Home Medical Care (0.10%)
Auxilium Pharmaceuticals Inc (a)	6,536 $	206	Air Methods Corp (a)	1,600 $	49
Biodel Inc (a)	3,473	14	Amedisys Inc (a)	3,785	150
Biospecifics Technologies Corp (a)	809	25	America Service Group Inc	1,779	23
Cadence Pharmaceuticals Inc (a)	5,513	50	Continucare Corp (a)	5,417	14
China Sky One Medical Inc (a)	2,634	31	Gentiva Health Services Inc (a)	1,486	36
Cytori Therapeutics Inc (a)	6,550	21	LHC Group Inc (a)	2,210	62

Durect Corp (a)	18,417	39			334

Idenix Pharmaceuticals Inc (a)	6,987	15
			Medical Imaging Systems (0.15%)
Infinity Pharmaceuticals Inc (a)	1,767	10	IRIS International Inc (a)	4,449	45
Javelin Pharmaceuticals Inc (a)	11,255	15	Merge Healthcare Inc (a)	119,468	428
Jazz Pharmaceuticals Inc (a)	105,453	662	Vital Images Inc (a)	2,452	28

KV Pharmaceutical Co (a)	5,203	20			501

Lannett Co Inc (a)	2,174	15
Medicis Pharmaceutical Corp	56,595	1,198	Medical Information Systems (1.08%)
			AMICAS Inc (a)	5,705	18
Medivation Inc (a)	4,128	105
			athenahealth Inc (a)	54,197	2,038
Myriad Pharmaceuticals Inc (a)	11,039	61
			Computer Programs & Systems Inc	1,412	60
Optimer Pharmaceuticals Inc (a)	3,606	42
			Eclipsys Corp (a)	66,475	1,246
Orexigen Therapeutics Inc (a)	5,952	38
			Phase Forward Inc (a)	5,664	74
Pharmasset Inc (a)	2,597	49
			Quality Systems Inc	3,618	221

PharMerica Corp (a)	4,426	68
Poniard Pharmaceuticals Inc (a)	75,522	495			3,657

Pozen Inc (a)	5,883	33	Medical Instruments (3.90%)
Progenics Pharmaceuticals Inc (a)	4,537	19	Abaxis Inc (a)	3,158	72
Rigel Pharmaceuticals Inc (a)	7,626	49	Angiodynamics Inc (a)	76,176	1,150
Salix Pharmaceuticals Ltd (a)	6,300	116	Bovie Medical Corp (a)	3,667	29
Santarus Inc (a)	11,171	34	Bruker BioSciences Corp (a)	7,171	78
Savient Pharmaceuticals Inc (a)	8,183	103	Cardiovascular Systems Inc (a)	2,022	10
Sciclone Pharmaceuticals Inc (a)	7,699	19	Conceptus Inc (a)	4,456	78
SIGA Technologies Inc (a)	5,583	36	CryoLife Inc (a)	6,322	38
Sucampo Pharmaceuticals Inc (a)	2,740	12	DexCom Inc (a)	6,753	46
Viropharma Inc (a)	3,658	28	Endologix Inc (a)	238,032	1,133
XenoPort Inc (a)	3,914	65	ev3 Inc (a)	86,577	1,020

		3,752	Integra LifeSciences Holdings Corp (a)	2,756	84

			Kensey Nash Corp (a)	1,942	47
Medical - Generic Drugs (0.81%)
			Natus Medical Inc (a)	3,224	45
Caraco Pharmaceutical Laboratories Ltd (a)	1,021	4
			NuVasive Inc (a)	63,345	2,299
Impax Laboratories Inc (a)	147,766	1,312
			Spectranetics Corp (a)	7,237	41
Par Pharmaceutical Cos Inc (a)	67,789	1,421

			SurModics Inc (a)	2,310	59
		2,737

			Symmetry Medical Inc (a)	1,912	15
Medical - HMO (0.08%)			Thoratec Corp (a)	152,366	4,001
AMERIGROUP Corp (a)	7,935	175	Trans1 Inc (a)	3,009	12
Centene Corp (a)	3,490	62	Vascular Solutions Inc (a)	3,486	27
Metropolitan Health Networks Inc (a)	8,704	18	Volcano Corp (a)	200,971	2,884
Triple-S Management Corp (a)	246	4	Young Innovations Inc	827	20

		259			13,188

Medical - Nursing Homes (0.03%)			Medical Laboratory & Testing Service (1.12%)
Ensign Group Inc/The	2,677	40	Bio-Reference Labs Inc (a)	113,852	3,681
Odyssey HealthCare Inc (a)	3,806	53	Genoptix Inc (a)	2,210	77

		93

See accompanying notes

595

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Medical Laboratory & Testing Service			MRI - Medical Diagnostic Imaging (continued)

(continued)			RadNet Inc (a)	6,572 $	16
Life Sciences Research Inc (a)	2,169 $	18

			Virtual Radiologic Corp (a)	1,619	21

		3,776

					68

Medical Laser Systems (0.01%)
			Multilevel Direct Selling (0.05%)
Palomar Medical Technologies Inc (a)	2,954	30
			Nu Skin Enterprises Inc	7,330	167

Medical Products (1.99%)
			Networking Products (1.75%)
Accuray Inc (a)	9,010	52
			3Com Corp (a)	254,012	1,306
American Medical Systems Holdings Inc (a)	81,516	1,257
			Acme Packet Inc (a)	137,247	1,344
Atrion Corp	361	43
			Anixter International Inc (a)	1,101	46
ATS Medical Inc (a)	12,572	34
			Atheros Communications Inc (a)	71,407	1,758
BioMimetic Therapeutics Inc (a)	142,763	1,666
			BigBand Networks Inc (a)	8,179	30
Cantel Medical Corp (a)	2,225	36
			Infinera Corp (a)	10,979	82
Cyberonics Inc (a)	42,712	618
			Netgear Inc (a)	2,165	39
Exactech Inc (a)	1,828	27
			Polycom Inc (a)	51,437	1,104
Greatbatch Inc (a)	2,374	47
			Starent Networks Corp (a)	5,102	172
Haemonetics Corp (a)	17,485	900
			Switch & Data Facilities Co Inc (a)	2,526	42

Hanger Orthopedic Group Inc (a)	1,104	15
					5,923

Invacare Corp	1,920	43

Luminex Corp (a)	5,897	87	Non-Ferrous Metals (0.33%)

Orthofix International NV (a)	2,557	82	Horsehead Holding Corp (a)	115,767	1,103

Orthovita Inc (a)	14,840	52
			Office Furnishings - Original (0.11%)
PSS World Medical Inc (a)	8,674	175
			Herman Miller Inc	8,279	128
Rockwell Medical Technologies Inc (a)	3,044	20
			HNI Corp	4,286	113
Synovis Life Technologies Inc (a)	32,905	397
			Interface Inc	7,362	57
TomoTherapy Inc (a)	256,543	852
			Knoll Inc	6,930	68

West Pharmaceutical Services Inc	4,297	170
					366

Wright Medical Group Inc (a)	5,412	88

Zoll Medical Corp (a)	2,704	52	Oil - Field Services (0.10%)

		6,713	Cal Dive International Inc (a)	2,494	19

			CARBO Ceramics Inc	2,457	143
Medical Sterilization Products (0.08%)
			Matrix Service Co (a)	1,828	16
STERIS Corp	8,965	262
			RPC Inc	4,241	40

			Tetra Technologies Inc (a)	5,698	54
Metal Processors & Fabrication (0.72%)

Ampco-Pittsburgh Corp	958	26	Willbros Group Inc (a)	5,821	77

CIRCOR International Inc	37,889	1,032			349

Dynamic Materials Corp	2,866	55	Oil & Gas Drilling (0.12%)

Kaydon Corp	33,500	1,172	Atlas Energy Inc	2,336	61

North American Galvanizing & Coating Inc	1,978	10	Hercules Offshore Inc (a)	2,182	11

(a)			Pioneer Drilling Co (a)	2,171	15

RBC Bearings Inc (a)	2,690	58	Vantage Drilling Co (a)	192,272	317

Worthington Industries Inc	7,239	80			404

		2,433

			Oil Company - Exploration & Production (2.23%)

Miscellaneous Manufacturers (0.08%)			Apco Oil and Gas International Inc	2,417	51

American Railcar Industries Inc	21,254	212	Approach Resources Inc (a)	971	7

China Fire & Security Group Inc (a)	3,089	44	Arena Resources Inc (a)	5,633	210

		256	ATP Oil & Gas Corp (a)	1,394	24

MRI - Medical Diagnostic Imaging (0.02%)			BPZ Resources Inc (a)	8,046	51

Alliance HealthCare Services Inc (a)	5,757	31	Brigham Exploration Co (a)	96,818	920

See accompanying notes

596

Schedule of Investments
SmallCap Growth Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Physical Therapy & Rehabilitation Centers
(continued)			(continued)
Carrizo Oil & Gas Inc (a)	4,024 $	93	US Physical Therapy Inc (a)	1,306 $	18

Contango Oil & Gas Co (a)	1,632	78			1,713

CREDO Petroleum Corp (a)	1,228	12
			Physician Practice Management (0.02%)
Endeavour International Corp (a)	24,354	26	American Dental Partners Inc (a)	993	12
GMX Resources Inc (a)	71,569	911	Healthways Inc (a)	448	7
Mariner Energy Inc (a)	118,873	1,514	IPC The Hospitalist Co Inc (a)	2,111	64

McMoRan Exploration Co (a)	8,763	67			83

Panhandle Oil and Gas Inc	1,779	35
Penn Virginia Corp	72,381	1,466	Poultry (0.03%)
			Sanderson Farms Inc	3,074	112
Vaalco Energy Inc (a)	842	4
Venoco Inc (a)	1,506	19
			Power Converter & Supply Equipment (0.18%)
W&T Offshore Inc	4,602	54
			Advanced Energy Industries Inc (a)	3,216	39
Whiting Petroleum Corp (a)	34,725	1,958
			Energy Conversion Devices Inc (a)	5,221	56
Zion Oil & Gas Inc - Rights (a)(b)(c)	588	1
			Powell Industries Inc (a)	1,221	45
Zion Oil & Gas Inc (a)	2,556	17

			PowerSecure International Inc (a)	55,504	462
		7,518

			Vicor Corp	1,661	12

Oil Field Machinery & Equipment (0.35%)					614

Bolt Technology Corp (a)	730	7
			Precious Metals (0.00%)
Dril-Quip Inc (a)	20,987	1,020
			Paramount Gold and Silver Corp (a)	11,423	13
Gulf Island Fabrication Inc	160	3
Lufkin Industries Inc	1,859	106	Printing - Commercial (0.05%)
NATCO Group Inc (a)	913	40	Cenveo Inc (a)	8,351	59
Natural Gas Services Group Inc (a)	286	5	Multi-Color Corp	2,234	30

		1,181	Valassis Communications Inc (a)	5,309	97

Oil Refining & Marketing (0.00%)					186

Alon USA Energy Inc	182	2	Private Corrections (0.03%)
CVR Energy Inc (a)	398	4	Geo Group Inc/The (a)	5,303	112

		6

			Property & Casualty Insurance (1.05%)
Paper & Related Products (0.79%)
			American Safety Insurance Holdings Ltd (a)	216	3
Boise Inc (a)	3,397	16
			Amtrust Financial Services Inc	765	9
Orchids Paper Products Co (a)	1,044	19
			First Mercury Financial Corp	1,583	20
Schweitzer-Mauduit International Inc	50,711	2,619

			Hallmark Financial Services (a)	259	2
		2,654

			Navigators Group Inc (a)	28,727	1,525
Patient Monitoring Equipment (0.07%)			PMA Capital Corp (a)	170,122	813
Masimo Corp (a)	6,653	177	RLI Corp	1,110	55
Somanetics Corp (a)	2,997	45	Safety Insurance Group Inc	382	13

		222	Tower Group Inc	45,139	1,109

Pharmacy Services (2.25%)					3,549

BioScrip Inc (a)	412,020	3,107	Protection - Safety (0.01%)
Catalyst Health Solutions Inc (a)	100,170	3,142	Landauer Inc	828	43
Clarient Inc (a)	6,441	21
SXC Health Solutions Corp (a)	29,444	1,345	Publishing - Newspapers (0.27%)

		7,615	Dolan Media Co (a)	75,662	903

Physical Therapy & Rehabilitation Centers (0.51%)
			Recreational Vehicles (0.06%)
Healthsouth Corp (a)	13,553	198
			Polaris Industries Inc	4,461	188
Psychiatric Solutions Inc (a)	5,837	121
RehabCare Group Inc (a)	73,387	1,376

See accompanying notes

597

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Recycling (0.34%)			Retail - Apparel & Shoe (1.68%)

Metalico Inc (a)	288,120 $	1,164	Buckle Inc/The	3,375 $	101

			Cato Corp/The	4,012	79

REITS - Apartments (0.03%)			Chico's FAS Inc (a)	159,976	1,912

Mid-America Apartment Communities Inc	2,446	107	Childrens Place Retail Stores Inc/The (a)	3,405	107

			Collective Brands Inc (a)	4,071	75
REITS - Diversified (0.07%)
			Destination Maternity Corp (a)	1,014	20
DuPont Fabros Technology Inc	3,147	47
			Dress Barn Inc (a)	2,792	50
Investors Real Estate Trust	844	7
			Finish Line Inc/The	5,692	58
Potlatch Corp	2,732	76
			Gymboree Corp (a)	3,279	140
PS Business Parks Inc	1,158	57
			HOT Topic Inc (a)	6,370	49
Washington Real Estate Investment Trust	1,523	41

			J Crew Group Inc (a)	22,275	908
		228

			JOS A Bank Clothiers Inc (a)	2,776	114

REITS - Healthcare (0.04%)			Lululemon Athletica Inc (a)	6,169	155

LTC Properties Inc	597	14	Men's Wearhouse Inc	627	15

National Health Investors Inc	316	10	Stein Mart Inc (a)	3,130	30

Omega Healthcare Investors Inc	3,428	52	Wet Seal Inc/The (a)	581,911	1,856

Universal Health Realty Income Trust	1,382	44			5,669

		120

			Retail - Appliances (0.01%)

REITS - Manufactured Homes (0.03%)			hhgregg Inc (a)	2,785	46
Equity Lifestyle Properties Inc	2,387	111

			Retail - Auto Parts (0.26%)

REITS - Shopping Centers (0.05%)			PEP Boys-Manny Moe & Jack	99,306	871
Acadia Realty Trust	2,189	35

Saul Centers Inc	886	27	Retail - Automobile (0.01%)

Tanger Factory Outlet Centers	2,899	110	America's Car-Mart Inc (a)	1,425	30

		172

			Retail - Building Products (0.42%)

REITS - Single Tenant (0.02%)			Lumber Liquidators Inc (a)	67,031	1,424
Alexander's Inc (a)	168	44

Getty Realty Corp	1,625	40	Retail - Catalog Shopping (0.33%)

		84	Coldwater Creek Inc (a)	191,272	1,100

REITS - Warehouse & Industrial (0.03%)
			Retail - Computer Equipment (0.00%)
EastGroup Properties Inc	2,330	86
			PC Mall Inc (a)	658	5

Rental - Auto & Equipment (0.04%)
			Retail - Convenience Store (0.04%)
Avis Budget Group Inc (a)	8,795	74
			Casey's General Stores Inc	4,074	129
Mcgrath Rentcorp	793	16
			Pantry Inc/The (a)	637	9
RSC Holdings Inc (a)	6,538	44

			Susser Holdings Corp (a)	284	3

		134

					141

Research & Development (0.80%)
			Retail - Discount (0.67%)
Kendle International Inc (a)	89,640	1,513
			99 Cents Only Stores (a)	118,210	1,344
Parexel International Corp (a)	94,906	1,188

			Citi Trends Inc (a)	30,676	808
		2,701

			Fred's Inc	2,897	34

Resorts & Theme Parks (0.04%)			HSN Inc (a)	5,513	82

Bluegreen Corp (a)	41,681	120			2,268

Respiratory Products (0.45%)			Retail - Fabric Store (0.02%)

ResMed Inc (a)	31,145	1,533	Jo-Ann Stores Inc (a)	2,293	61

See accompanying notes

598

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Gardening Products (0.07%)			Retail - Sporting Goods (0.51%)
Tractor Supply Co (a)	5,185 $	232	Big 5 Sporting Goods Corp	3,211 $	47
			Hibbett Sports Inc (a)	39,264	736
Retail - Home Furnishings (0.01%)			Zumiez Inc (a)	69,643	938

Kirkland's Inc (a)	2,673	34			1,721

Retail - Jewelry (0.02%)			Retirement & Aged Care (0.01%)
Fuqi International Inc (a)	2,743	56	Emeritus Corp (a)	2,603	49

Retail - Miscellaneous/Diversified (0.01%)			Rubber - Tires (0.27%)
Pricesmart Inc	2,417	47	Cooper Tire & Rubber Co	59,013	901

Retail - Office Supplies (0.03%)			Satellite Telecommunications (0.05%)
OfficeMax Inc	7,453	85	DigitalGlobe Inc (a)	1,895	42
			GeoEye Inc (a)	2,187	56
Retail - Pawn Shops (0.04%)			Hughes Communications Inc (a)	1,916	45
Ezcorp Inc (a)	6,394	83	Loral Space & Communications Inc (a)	1,404	37

First Cash Financial Services Inc (a)	3,288	56			180

		139

			Savings & Loans - Thrifts (0.04%)
Retail - Perfume & Cosmetics (0.99%)			Brookline Bancorp Inc	3,563	35
Sally Beauty Holdings Inc (a)	5,494	37	Brooklyn Federal Bancorp Inc	368	5
Ulta Salon Cosmetics & Fragrance Inc (a)	219,178	3,318	Cheviot Financial Corp	155	1

		3,355	Clifton Savings Bancorp Inc	252	2

Retail - Pet Food & Supplies (0.02%)			Heritage Financial Group	105	1
PetMed Express Inc	3,395	53	Kentucky First Federal Bancorp	113	1
			Oritani Financial Corp	1,800	23
Retail - Petroleum Products (0.07%)			Prudential Bancorp Inc of Pennsylvania	803	8
World Fuel Services Corp	4,350	221	Roma Financial Corp	896	11
			United Financial Bancorp Inc	650	8
Retail - Restaurants (1.32%)			ViewPoint Financial Group	2,436	33

AFC Enterprises Inc (a)	138,341	1,111			128

BJ's Restaurants Inc (a)	65,248	1,041
Buffalo Wild Wings Inc (a)	2,613	107	Schools (1.14%)
			American Public Education Inc (a)	31,358	1,000
California Pizza Kitchen Inc (a)	33,748	438
			Bridgepoint Education Inc (a)	2,988	42
Caribou Coffee Co Inc (a)	1,532	13
			Capella Education Co (a)	15,988	1,101
Carrols Restaurant Group Inc (a)	2,428	16
			ChinaCast Education Corp (a)	6,328	39
CEC Entertainment Inc (a)	3,360	98
			Corinthian Colleges Inc (a)	92,185	1,462
Cheesecake Factory Inc/The (a)	8,937	163
			Grand Canyon Education Inc (a)	2,258	37
Chipotle Mexican Grill Inc (a)	9,286	757
			K12 Inc (a)	3,113	50
CKE Restaurants Inc	7,281	64
			Learning Tree International Inc (a)	1,897	21
Cracker Barrel Old Country Store Inc	2,417	80
			Lincoln Educational Services Corp (a)	2,257	45
Denny's Corp (a)	24,075	53
			Universal Technical Institute Inc (a)	2,764	50

DineEquity Inc	2,438	52
					3,847

Domino's Pizza Inc (a)	833	6
Einstein Noah Restaurant Group Inc (a)	1,000	13	Seismic Data Collection (0.00%)
Jack in the Box Inc (a)	8,230	154	Geokinetics Inc (a)	865	14
Papa John's International Inc (a)	2,548	57
PF Chang's China Bistro Inc (a)	3,357	98	Semiconductor Component - Integrated Circuits (1.25%)
Sonic Corp (a)	8,169	76	Cirrus Logic Inc (a)	175,221	848
Texas Roadhouse Inc (a)	7,458	71	Emulex Corp (a)	85,327	862

		4,468	Hittite Microwave Corp (a)	23,270	856

			Intellon Corp (a)	4,584	32

See accompanying notes

599

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Semiconductor Component - Integrated			Telecommunication Services (continued)

Circuits (continued)			Knology Inc (a)	2,332 $	23
Micrel Inc	4,519 $	34
			MasTec Inc (a)	48,725	575
Power Integrations Inc	3,143	98
			Neutral Tandem Inc (a)	91,746	1,935
Sigma Designs Inc (a)	4,341	52
			NTELOS Holdings Corp	4,524	68
Standard Microsystems Corp (a)	69,469	1,338
			PAETEC Holding Corp (a)	16,408	53
Techwell Inc (a)	3,595	37
			Premiere Global Services Inc (a)	7,186	54
TriQuint Semiconductor Inc (a)	10,645	57

			RCN Corp (a)	4,787	40
		4,214

			SAVVIS Inc (a)	4,894	72

Semiconductor Equipment (1.83%)			USA Mobility Inc	4,576	50

Amtech Systems Inc (a)	115,946	626			3,004

ATMI Inc (a)	2,055	31
			Telephone - Integrated (0.06%)
Entegris Inc (a)	287,370	1,081
			Alaska Communications Systems Group Inc	5,901	46
Formfactor Inc (a)	49,017	833
			Cincinnati Bell Inc (a)	9,154	28
Kulicke & Soffa Industries Inc (a)	304,828	1,417
			General Communication Inc (a)	5,487	34
Tessera Technologies Inc (a)	7,443	165
			HickoryTech Corp	2,809	25
Ultratech Inc (a)	3,707	48
			Shenandoah Telecommunications Co	4,409	74

Veeco Instruments Inc (a)	80,796	1,967

					207

		6,168

			Textile - Apparel (0.01%)

Software Tools (0.02%)			Cherokee Inc	1,993	38
ArcSight Inc (a)	2,722	67

			Theaters (0.31%)

Superconductor Production & Systems (0.76%)			Cinemark Holdings Inc	90,596	1,050
American Superconductor Corp (a)	76,819	2,575
			National CineMedia Inc	663	11

					1,061

Telecommunication Equipment (1.18%)

ADC Telecommunications Inc (a)	4,602	30	Therapeutics (0.75%)

Adtran Inc	6,841	158	Allos Therapeutics Inc (a)	8,948	51

Anaren Inc (a)	2,894	42	AVANIR Pharmaceuticals Inc (a)	13,663	25

Applied Signal Technology Inc	67,297	1,379	AVI BioPharma Inc (a)	21,335	31

Arris Group Inc (a)	14,195	146	Cornerstone Therapeutics Inc (a)	1,402	8

Comtech Telecommunications Corp (a)	4,475	144	Dyax Corp (a)	14,941	47

CPI International Inc (a)	507	5	Hemispherx Biopharma Inc (a)	26,119	38

Network Equipment Technologies Inc (a)	52,807	174	Inspire Pharmaceuticals Inc (a)	149,179	667

Nice Systems Ltd ADR (a)	53,426	1,654	Isis Pharmaceuticals Inc (a)	81,346	1,031

Plantronics Inc	5,647	136	ISTA Pharmaceuticals Inc (a)	7,156	26

Preformed Line Products Co	494	19	MannKind Corp (a)	7,665	40

ShoreTel Inc (a)	5,781	38	Onyx Pharmaceuticals Inc (a)	9,449	251

Tekelec (a)	3,403	51	Osiris Therapeutics Inc (a)	3,723	24

		3,976	Questcor Pharmaceuticals Inc (a)	12,864	58

			Spectrum Pharmaceuticals Inc (a)	8,294	35
Telecommunication Equipment - Fiber Optics (0.36%)
			Theravance Inc (a)	6,969	97
Harmonic Inc (a)	11,559	61
			Vivus Inc (a)	12,295	97

IPG Photonics Corp (a)	81,048	1,107
					2,526

Oplink Communications Inc (a)	3,558	53

		1,221	Tobacco (0.05%)

			Alliance One International Inc (a)	13,561	60
Telecommunication Services (0.89%)
			Universal Corp/VA	446	18
Cbeyond Inc (a)	3,114	42
			Vector Group Ltd	5,791	84

Consolidated Communications Holdings Inc	2,951	41
					162

Global Crossing Ltd (a)	3,269	37

Iowa Telecommunications Services Inc	1,194	14

See accompanying notes

600

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Transactional Software (0.18%)			Water (continued)
ACI Worldwide Inc (a)	5,475$	88	Connecticut Water Service Inc	127 $	3
Bottomline Technologies Inc (a)	3,917	58	Consolidated Water Co Inc	1,199	18
Solera Holdings Inc	9,201	296	York Water Co	944	13

VeriFone Holdings Inc (a)	11,275	150			47

		592

			Web Hosting & Design (0.74%)
Transport - Air Freight (0.01%)			NIC Inc	186,997	1,638
Air Transport Services Group Inc (a)	7,340	19	Rackspace Hosting Inc (a)	48,760	817
			Terremark Worldwide Inc (a)	8,243	52

Transport - Marine (0.05%)					2,507

Golar LNG Ltd	4,833	58
			Web Portals (0.06%)
Gulfmark Offshore Inc (a)	1,721	48
			Earthlink Inc	3,243	26
Ship Finance International Ltd	3,881	44
			Local.com Corp (a)	33,909	175

Teekay Tankers Ltd	2,423	20

					201

		170

			Wireless Equipment (1.12%)
Transport - Rail (0.04%)
			Aruba Networks Inc (a)	8,981	70
Genesee & Wyoming Inc (a)	4,869	141
			EMS Technologies Inc (a)	2,805	49
Transport - Services (0.58%)			InterDigital Inc (a)	6,772	139
Dynamex Inc (a)	1,644	31	Novatel Wireless Inc (a)	3,895	35
HUB Group Inc (a)	75,843	1,885	RF Micro Devices Inc (a)	39,305	157
PHI Inc (a)	1,739	30	Viasat Inc (a)	114,313	3,332

		1,946			3,782

Transport - Truck (0.11%)			Wound, Burn & Skin Care (0.34%)
Celadon Group Inc (a)	4,031	39	Obagi Medical Products Inc (a)	110,876	1,133

Forward Air Corp	1,789	38	TOTAL COMMON STOCKS	$ 336,468

Heartland Express Inc	4,884	67		Principal
Knight Transportation Inc	7,049	113		Amount	Value
Marten Transport Ltd (a)	3,450	61		(000's)	(000's)

Old Dominion Freight Line Inc (a)	1,009	26	REPURCHASE AGREEMENTS (0.75%)
USA Truck Inc (a)	1,178	13	Diversified Banking Institutions (0.75%)

		357	Investment in Joint Trading Account; Bank

			of America Repurchase Agreement; 0.06%
Travel Services (0.04%)			dated 10/30/09 maturing 11/02/09
Ambassadors Group Inc	4,213	54	(collateralized by Sovereign Agency
Interval Leisure Group Inc (a)	5,505	61	Issues; $644,000; 0.00% - 5.75%; dated
Universal Travel Group (a)	1,930	23	11/02/09 - 07/15/32)	$ 631$	631

		138	Investment in Joint Trading Account; Credit

			Suisse Repurchase Agreement; 0.06%
Ultra Sound Imaging Systems (0.02%)			dated 10/30/09 maturing 11/02/09
SonoSite Inc (a)	2,575	64	(collateralized by US Treasury Notes;
			$644,000; 1.38% - 2.00%; dated 02/28/10
			- 09/15/12)	631	631
Veterinary Diagnostics (0.59%)
			Investment in Joint Trading Account;
Neogen Corp (a)	62,585	1,984	Deutsche Bank Repurchase Agreement;
			0.06% dated 10/30/09 maturing 11/02/09
Vitamins & Nutrition Products (0.01%)			(collateralized by Sovereign Agency
Schiff Nutrition International Inc	376	2	Issues; $644,000; 1.88% - 3.75%; dated
USANA Health Sciences Inc (a)	1,444	42	12/06/10 - 08/24/12)	631	631

		44

Water (0.01%)
California Water Service Group	353	13

See accompanying notes

601

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $644,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	$ 631$	631

2,524

TOTAL REPURCHASE AGREEMENTS	$ 2,524

Total Investments	$ 338,992
Liabilities in Excess of Other Assets, Net - (0.37)%		(1,261)

TOTAL NET ASSETS - 100.00%	$ 337,731

(a)	Non-Income Producing Security

(b)	Security is Illiquid

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 44,103
Unrealized Depreciation	(27,403)

Net Unrealized Appreciation (Depreciation)	16,700
Cost for federal income tax purposes	322,292
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	29.45%
Technology	19.50%
Consumer, Cyclical	14.72%
Communications	12.92%
Industrial	11.63%
Financial	6.58%
Energy	3.80%
Basic Materials	1.70%
Utilities	0.07%
Diversified	0.00%
Liabilities in Excess of Other Assets, Net	(0.37%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.88%

See accompanying notes

602

Schedule of Investments
SmallCap Growth Fund II
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; December 2009	Buy	113	$ 6,800	$ 6,349	$ (451)
All dollar amounts are shown in thousands (000's)

See accompanying notes

603

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.84%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.11%)			Athletic Footwear (0.06%)
Ceradyne Inc (a)	29,376 $	474	K-Swiss Inc	30,701 $	251

Advertising Services (0.15%)			Audio & Video Products (0.24%)
inVentiv Health Inc (a)	38,392	652	Audiovox Corp (a)	21,173	137
			DTS Inc/CA (a)	19,985	564
Aerospace & Defense (1.02%)			Universal Electronics Inc (a)	15,634	322

Aerovironment Inc (a)	16,936	452			1,023

Cubic Corp	17,725	615
			Auto Repair Centers (0.19%)
Esterline Technologies Corp (a)	34,017	1,432
			Midas Inc (a)	16,288	131
National Presto Industries Inc	5,486	477
			Monro Muffler Brake Inc	22,308	692

Teledyne Technologies Inc (a)	41,169	1,406

					823

		4,382

			Auto/Truck Parts & Equipment - Original (0.13%)
Aerospace & Defense Equipment (1.51%)
			Spartan Motors Inc	37,597	188
AAR Corp (a)	44,414	871
			Superior Industries International Inc	26,524	352

Curtiss-Wright Corp	52,081	1,553
					540

GenCorp Inc (a)	58,183	433
Kaman Corp	29,342	606	Auto/Truck Parts & Equipment - Replacement (0.14%)
Moog Inc (a)	51,580	1,288	ATC Technology Corp/IL (a)	22,696	474
Orbital Sciences Corp (a)	64,570	832	Standard Motor Products Inc	18,115	152

Triumph Group Inc	19,053	892			626

		6,475	Brewery (0.10%)

Agricultural Operations (0.15%)			Boston Beer Co Inc (a)	11,488	437
Andersons Inc/The	20,921	649
			Building - Maintenance & Service (0.23%)
Airlines (0.21%)			ABM Industries Inc	53,067	997
Skywest Inc	63,566	888
			Building - Mobile Home & Manufactured Housing (0.12%)
Alternative Waste Tech (0.38%)			Skyline Corp	7,770	136
Calgon Carbon Corp (a)	62,590	992	Winnebago Industries (a)	33,249	382

Darling International Inc (a)	94,002	653			518

		1,645	Building - Residential & Commercial (0.28%)

Apparel Manufacturers (0.82%)			M/I Homes Inc (a)	21,161	236
Carter's Inc (a)	64,916	1,532	Meritage Homes Corp (a)	36,208	660
Maidenform Brands Inc (a)	22,402	315	Standard Pacific Corp (a)	106,857	321

Oxford Industries Inc	15,863	307			1,217

Quiksilver Inc (a)	146,212	291	Building & Construction - Miscellaneous (0.22%)
True Religion Apparel Inc (a)	28,975	747	Insituform Technologies Inc (a)	44,390	941
Volcom Inc (a)	18,948	315

		3,507	Building & Construction Products -

			Miscellaneous (0.58%)
Applications Software (0.51%)			Drew Industries Inc (a)	21,220	406
Ebix Inc (a)	10,516	648	Gibraltar Industries Inc	34,455	373
EPIQ Systems Inc (a)	37,201	469	NCI Building Systems Inc (a)	22,849	45
Progress Software Corp (a)	45,834	1,059	Quanex Building Products Corp	43,041	640

		2,176	Simpson Manufacturing Co Inc	43,738	1,023

Athletic Equipment (0.01%)					2,487

Nautilus Inc (a)	23,449	42	Building Products - Air & Heating (0.17%)
			AAON Inc	14,322	258

See accompanying notes

604

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building Products - Air & Heating (continued)			Commercial Banks (continued)
Comfort Systems USA Inc	43,791 $	477	Bank of the Ozarks Inc	14,851 $	338

		735	Central Pacific Financial Corp	32,868	46

			Columbia Banking System Inc	32,103	472
Building Products - Cement & Aggregate (0.53%)
Eagle Materials Inc	49,845	1,239	Community Bank System Inc	37,429	696
Texas Industries Inc	31,689	1,055	East West Bancorp Inc	104,766	946

		2,294	First Bancorp/Puerto Rico	86,752	164

			First Commonwealth Financial Corp	86,541	454
Building Products - Doors & Windows (0.10%)			First Financial Bancorp	50,567	641
Apogee Enterprises Inc	31,170	413
			First Financial Bankshares Inc	23,797	1,153
			First Midwest Bancorp Inc/IL	56,204	584
Building Products - Wood (0.18%)
			Glacier Bancorp Inc	70,329	921
Universal Forest Products Inc	22,074	788
			Hancock Holding Co	31,807	1,154
Casino Hotels (0.02%)			Hanmi Financial Corp (a)	52,754	81
Monarch Casino & Resort Inc (a)	12,901	90	Home Bancshares Inc/Conway AR	21,625	468
			Independent Bank Corp/MI	22,801	27
Casino Services (0.11%)			Independent Bank Corp/Rockland MA	23,913	509
Shuffle Master Inc (a)	61,298	479	Nara Bancorp Inc	35,423	261
			National Penn Bancshares Inc	139,804	786
Chemicals - Other (0.04%)			NBT Bancorp Inc	39,204	855
American Vanguard Corp	23,550	195
			Old National Bancorp/IN	96,524	1,001
			Pinnacle Financial Partners Inc (a)	37,648	478
Chemicals - Plastics (0.26%)
A Schulman Inc	29,801	517	PrivateBancorp Inc	62,668	572
PolyOne Corp (a)	105,697	590	Prosperity Bancshares Inc	52,737	1,887

			S&T Bancorp Inc	27,505	433
		1,107

			Signature Bank/New York NY (a)	46,406	1,465
Chemicals - Specialty (1.37%)			Simmons First National Corp	14,441	422
Arch Chemicals Inc	28,628	793	South Financial Group Inc/The	194,840	156
Balchem Corp	21,214	585	Sterling Bancorp/NY	20,699	139
HB Fuller Co	55,562	1,062	Sterling Bancshares Inc/TX	92,932	518
NewMarket Corp	13,384	1,251	Sterling Financial Corp/WA	59,900	48
OM Group Inc (a)	35,119	949	Susquehanna Bancshares Inc	98,688	544
Penford Corp	12,879	76	Tompkins Financial Corp	8,001	347
Quaker Chemical Corp	12,632	260	Trustco Bank Corp NY	87,497	521
Stepan Co	8,529	488	UCBH Holdings Inc	137,682	135
Zep Inc	24,655	422	UMB Financial Corp	34,359	1,366

		5,886	Umpqua Holdings Corp	95,247	944

Circuit Boards (0.24%)			United Bankshares Inc	43,673	780
Park Electrochemical Corp	23,482	528	United Community Banks Inc/GA (a)	88,538	359
TTM Technologies Inc (a)	49,304	501	Whitney Holding Corp/LA	105,984	851

		1,029	Wilshire Bancorp Inc	22,193	156

			Wintrust Financial Corp	27,508	776

Coffee (0.73%)
Green Mountain Coffee Roasters Inc (a)	39,747	2,645			24,828

Peet's Coffee & Tea Inc (a)	14,832	504	Commercial Services (1.17%)

		3,149	Arbitron Inc	30,307	657

			Healthcare Services Group Inc	49,684	981
Collectibles (0.07%)
RC2 Corp (a)	23,809	311	HMS Holdings Corp (a)	29,922	1,285
			Live Nation Inc (a)	95,586	637
Commercial Banks (5.78%)			Pre-Paid Legal Services Inc	8,399	332
Bank Mutual Corp	53,247	374	StarTek Inc (a)	13,589	79

See accompanying notes

605

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Services (continued)			Consumer Products - Miscellaneous (continued)
TeleTech Holdings Inc (a)	36,876 $	660	Helen of Troy Ltd (a)	34,376 $	785
Ticketmaster Entertainment Inc (a)	43,261	417	Kid Brands Inc (a)	19,414	97

		5,048	WD-40 Co	18,867	594

					2,230

Commercial Services - Finance (0.69%)
Coinstar Inc (a)	34,866	1,107	Containers - Paper & Plastic (0.45%)
Heartland Payment Systems Inc	42,825	526	Rock-Tenn Co	44,114	1,932
Rewards Network Inc	9,965	107
Wright Express Corp (a)	43,626	1,218	Cosmetics & Toiletries (0.32%)

		2,958	Chattem Inc (a)	21,740	1,378

Communications Software (0.12%)			Data Processing & Management (0.44%)
Digi International Inc (a)	28,194	224	Bowne & Co Inc	43,763	286
Smith Micro Software Inc (a)	32,964	299	CommVault Systems Inc (a)	47,759	941

		523	CSG Systems International Inc (a)	40,145	656

Computer Services (0.93%)					1,883

CACI International Inc (a)	34,315	1,634	Dental Supplies & Equipment (0.28%)
Ciber Inc (a)	79,505	256	Align Technology Inc (a)	76,206	1,198
Insight Enterprises Inc (a)	52,432	552
Manhattan Associates Inc (a)	25,732	590	Diagnostic Kits (0.24%)
SYKES Enterprises Inc (a)	40,153	953	Meridian Bioscience Inc	46,323	1,028

		3,985

			Disposable Medical Products (0.24%)
Computer Software (0.38%)			ICU Medical Inc (a)	14,532	508
Avid Technology Inc (a)	32,480	410	Merit Medical Systems Inc (a)	31,968	543

Blackbaud Inc	50,123	1,112			1,051

Phoenix Technologies Ltd (a)	40,022	94

		1,616	Distribution & Wholesale (1.51%)

			Brightpoint Inc (a)	78,752	580
Computers - Integrated Systems (0.57%)			MWI Veterinary Supply Inc (a)	13,857	491
Agilysys Inc	22,906	108	Pool Corp	55,701	1,091
Integral Systems Inc/MD (a)	19,814	166	Scansource Inc (a)	30,374	771
Mercury Computer Systems Inc (a)	25,895	277	School Specialty Inc (a)	18,303	407
MTS Systems Corp	19,071	505	United Stationers Inc (a)	27,123	1,279
Netscout Systems Inc (a)	38,732	476	Watsco Inc	36,359	1,862

Radiant Systems Inc (a)	31,253	308			6,481

Radisys Corp (a)	26,915	229
Stratasys Inc (a)	23,123	365	Diversified Manufacturing Operations (1.83%)

			Actuant Corp	77,399	1,208
		2,434

			Acuity Brands Inc	49,256	1,559
Computers - Memory Devices (0.04%)			AO Smith Corp	25,856	1,025
Hutchinson Technology Inc (a)	26,691	155	AZZ Inc (a)	14,062	482
			Barnes Group Inc	47,978	760
Computers - Peripheral Equipment (0.20%)
			EnPro Industries Inc (a)	23,070	521
Synaptics Inc (a)	38,797	873
			ESCO Technologies Inc	30,063	1,181
Consulting Services (0.32%)			Griffon Corp (a)	50,353	442
Forrester Research Inc (a)	17,099	433	Lydall Inc (a)	19,247	96
MAXIMUS Inc	20,027	927	Standex International Corp	14,069	247

		1,360	Tredegar Corp	24,865	339

					7,860

Consumer Products - Miscellaneous (0.52%)
Central Garden and Pet Co - A Shares (a)	79,740	754

See accompanying notes

606

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Minerals (0.17%)			Electronic Measurement Instruments
AMCOL International Corp	28,345 $	738	(continued)
			Keithley Instruments Inc	15,458 $	50

Diversified Operations & Commercial Services (0.39%)					1,516

Chemed Corp	25,717	1,165	Electronic Security Devices (0.18%)
Viad Corp	23,534	412	American Science & Engineering Inc	10,125	670
Volt Information Sciences Inc (a)	13,820	112	LoJack Corp (a)	20,660	87

		1,689			757

E-Commerce - Products (0.44%)			E-Marketing & Information (0.10%)
Blue Nile Inc (a)	16,608	997	comScore Inc (a)	27,559	422
NutriSystem Inc	35,364	761
Stamps.com Inc (a)	13,653	137	Energy - Alternate Sources (0.05%)

		1,895	Headwaters Inc (a)	57,897	239

Electric - Integrated (1.47%)
			Engineering - Research & Development Services (0.63%)
Allete Inc	33,136	1,122
			EMCOR Group Inc (a)	75,316	1,779
Avista Corp	62,524	1,185
			Exponent Inc (a)	15,574	405
Central Vermont Public Service Corp	13,343	259
			Stanley Inc (a)	18,383	519

CH Energy Group Inc	18,051	747
					2,703

El Paso Electric Co (a)	51,408	964
UIL Holdings Corp	34,216	879	Engines - Internal Combustion (0.25%)
Unisource Energy Corp	40,880	1,181	Briggs & Stratton Corp	57,162	1,069

		6,337

			Enterprise Software & Services (1.19%)
Electric Products - Miscellaneous (0.16%)			Concur Technologies Inc (a)	48,390	1,725
Littelfuse Inc (a)	24,846	685	Epicor Software Corp (a)	52,359	404
			JDA Software Group Inc (a)	32,162	638
Electronic Components - Miscellaneous (1.03%)			Omnicell Inc (a)	36,190	356
Bel Fuse Inc	13,148	238
			SYNNEX Corp (a)	23,126	595
Benchmark Electronics Inc (a)	74,218	1,247
			Taleo Corp (a)	36,104	785
CTS Corp	38,724	347
			Tyler Technologies Inc (a)	31,937	607

Daktronics Inc	39,158	295
					5,110

Methode Electronics Inc	42,894	311
Plexus Corp (a)	45,132	1,142	Entertainment Software (0.33%)
Rogers Corp (a)	17,929	465	Take-Two Interactive Software Inc (a)	92,797	1,018
Technitrol Inc	47,031	366	THQ Inc (a)	77,125	403

		4,411			1,421

Electronic Components - Semiconductors (1.19%)			Environmental Consulting & Engineering (0.41%)
Actel Corp (a)	29,877	356	Tetra Tech Inc (a)	69,240	1,782
Diodes Inc (a)	38,860	637
			E-Services - Consulting (0.26%)
DSP Group Inc (a)	26,180	151
			Perficient Inc (a)	35,866	292
Kopin Corp (a)	75,696	336
			Websense Inc (a)	50,520	811

Microsemi Corp (a)	93,014	1,238
					1,103

Skyworks Solutions Inc (a)	195,671	2,041
Supertex Inc (a)	14,745	358	Fiduciary Banks (0.10%)

		5,117	Boston Private Financial Holdings Inc	74,111	441

Electronic Measurement Instruments (0.35%)			Filtration & Separation Products (0.40%)
Analogic Corp	14,639	547	CLARCOR Inc	58,226	1,714
Badger Meter Inc	17,022	635
FARO Technologies Inc (a)	18,387	284	Finance - Consumer Loans (0.30%)
			Portfolio Recovery Associates Inc (a)	17,602	812

See accompanying notes

607

     Schedule of Investments SmallCap S&P 600 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Consumer Loans (continued)			Gambling (Non-Hotel) (0.13%)
World Acceptance Corp (a)	18,556 $	466	Pinnacle Entertainment Inc (a)	68,666 $	580

		1,278

			Garden Products (0.34%)
Finance - Investment Banker & Broker (1.71%)
			Toro Co	39,125	1,448
Greenhill & Co Inc	23,388	2,017
Investment Technology Group Inc (a)	49,818	1,075	Gas - Distribution (1.90%)
LaBranche & Co Inc (a)	61,304	169	Laclede Group Inc/The	25,341	778
optionsXpress Holdings Inc	48,842	763	New Jersey Resources Corp	48,031	1,691
Piper Jaffray Cos (a)	18,611	863	Northwest Natural Gas Co	30,310	1,267
Stifel Financial Corp (a)	34,265	1,781	Piedmont Natural Gas Co Inc	83,580	1,946
SWS Group Inc	27,741	371	South Jersey Industries Inc	34,063	1,202
TradeStation Group Inc (a)	38,253	295	Southwest Gas Corp	51,240	1,280

		7,334			8,164

Finance - Leasing Company (0.14%)			Health Care Cost Containment (0.06%)
Financial Federal Corp	29,583	604	Corvel Corp (a)	8,694	248

Firearms & Ammunition (0.05%)			Home Furnishings (0.18%)
Sturm Ruger & Co Inc	21,793	231	Ethan Allen Interiors Inc	29,752	371
			La-Z-Boy Inc	58,852	418

Food - Canned (0.32%)
					789

TreeHouse Foods Inc (a)	36,380	1,361
			Hotels & Motels (0.06%)
Food - Miscellaneous/Diversified (0.77%)			Marcus Corp	23,890	280
Cal-Maine Foods Inc	14,414	391
Diamond Foods Inc	18,843	568	Human Resources (0.72%)
Hain Celestial Group Inc (a)	46,529	816	Administaff Inc	25,395	630
J&J Snack Foods Corp	16,237	636	AMN Healthcare Services Inc (a)	37,301	310
Lance Inc	36,559	882	CDI Corp	14,518	177

		3,293	Cross Country Healthcare Inc (a)	35,220	291

			Heidrick & Struggles International Inc	19,461	533
Food - Retail (0.08%)
			On Assignment Inc (a)	41,440	250
Great Atlantic & Pacific Tea Co (a)	32,997	327
			Spherion Corp (a)	58,822	291
			TrueBlue Inc (a)	50,037	606

Food - Wholesale & Distribution (0.46%)
Nash Finch Co	14,680	426			3,088

Spartan Stores Inc	25,641	363	Identification Systems - Development (0.52%)
United Natural Foods Inc (a)	49,156	1,185	Brady Corp	59,793	1,619

		1,974	Checkpoint Systems Inc (a)	44,459	604

					2,223

Footwear & Related Apparel (1.20%)
CROCS Inc (a)	98,086	596	Industrial Audio & Video Products (0.03%)
Deckers Outdoor Corp (a)	15,015	1,347	Sonic Solutions Inc (a)	30,441	148
Iconix Brand Group Inc (a)	81,509	951
Skechers U.S.A. Inc (a)	38,182	833	Industrial Automation & Robots (0.36%)
Wolverine World Wide Inc	56,348	1,441	Cognex Corp	45,341	729

		5,168	Gerber Scientific Inc (a)	28,133	130

			Intermec Inc (a)	56,797	700

Forestry (0.12%)
					1,559

Deltic Timber Corp	12,230	520
			Instruments - Controls (0.22%)
Funeral Services & Related Items (0.33%)			Watts Water Technologies Inc	33,487	946
Hillenbrand Inc	70,682	1,412
See accompanying notes

608

     Schedule of Investments SmallCap S&P 600 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Instruments - Scientific (0.56%)			Machinery - Electrical (0.73%)
Dionex Corp (a)	20,239 $	1,374	Baldor Electric Co	47,919 $	1,239
FEI Co (a)	42,951	1,022	Regal-Beloit Corp	40,953	1,920

		2,396			3,159

Insurance Brokers (0.09%)			Machinery - Farm (0.11%)
eHealth Inc (a)	28,317	403	Lindsay Corp	14,073	462

Internet Application Software (0.56%)			Machinery - General Industry (1.08%)
Cybersource Corp (a)	79,357	1,300	Albany International Corp	31,325	522
DealerTrack Holdings Inc (a)	46,073	759	Applied Industrial Technologies Inc	42,572	861
eResearchTechnology Inc (a)	48,217	357	Gardner Denver Inc	59,444	2,134

		2,416	Intevac Inc (a)	25,077	256

			Robbins & Myers Inc	37,540	871

Internet Connectivity Services (0.03%)
PC-Tel Inc (a)	21,465	126			4,644

			Machinery - Material Handling (0.06%)
Internet Content - Information & News (0.17%)			Cascade Corp	10,451	260
Infospace Inc (a)	40,355	346
Knot Inc/The (a)	34,326	366	Medical - Biomedical/Gene (0.80%)

		712	Arqule Inc (a)	32,176	108

			Cambrex Corp (a)	33,426	200
Internet Security (0.24%)
Blue Coat Systems Inc (a)	45,684	1,018	Cubist Pharmaceuticals Inc (a)	66,038	1,119
			Enzo Biochem Inc (a)	38,082	210
Internet Telephony (0.24%)			Martek Biosciences Corp (a)	37,999	682
j2 Global Communications Inc (a)	51,515	1,053	Regeneron Pharmaceuticals Inc (a)	72,412	1,137

					3,456

Investment Management & Advisory Services (0.09%)
			Medical - Drugs (0.74%)
National Financial Partners Corp	48,262	393
			PharMerica Corp (a)	34,912	539
Lasers - Systems & Components (0.60%)			Salix Pharmaceuticals Ltd (a)	55,815	1,026
Cymer Inc (a)	34,004	1,164	Savient Pharmaceuticals Inc (a)	75,369	950
Electro Scientific Industries Inc (a)	31,232	342	Viropharma Inc (a)	88,528	667

II-VI Inc (a)	28,353	750			3,182

Newport Corp (a)	41,399	308	Medical - Generic Drugs (0.19%)

		2,564	Par Pharmaceutical Cos Inc (a)	39,748	834

Leisure & Recreation Products (0.26%)
			Medical - HMO (1.07%)
Brunswick Corp/DE	100,901	957
			AMERIGROUP Corp (a)	60,009	1,323
Multimedia Games Inc (a)	30,960	152

			Centene Corp (a)	49,145	876
		1,109

			Healthspring Inc (a)	55,950	802
Life & Health Insurance (0.32%)			Magellan Health Services Inc (a)	40,319	1,296
Delphi Financial Group Inc	53,632	1,164	Molina Healthcare Inc (a)	15,180	284

Presidential Life Corp	23,667	221			4,581

		1,385

			Medical - Hospitals (0.04%)
Linen Supply & Related Items (0.27%)			Medcath Corp (a)	20,209	166
G&K Services Inc	21,158	469
Unifirst Corp/MA	16,365	689	Medical - Nursing Homes (0.12%)

		1,158	Odyssey HealthCare Inc (a)	37,652	525

Machinery - Construction & Mining (0.12%)
			Medical - Outpatient & Home Medical Care (0.99%)
Astec Industries Inc (a)	22,663	521
			Air Methods Corp (a)	12,385	378
			Almost Family Inc (a)	8,322	252

See accompanying notes

609

     Schedule of Investments SmallCap S&P 600 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Outpatient & Home Medical Care			Metal Processors & Fabrication (0.83%)
(continued)			CIRCOR International Inc	19,405 $	529
Amedisys Inc (a)	31,758 $	1,264
			Kaydon Corp	37,984	1,329
Amsurg Corp (a)	35,053	738
			Mueller Industries Inc	42,640	1,009
Gentiva Health Services Inc (a)	33,280	799
			RTI International Metals Inc (a)	33,290	689

LHC Group Inc (a)	17,294	483
					3,556

Res-Care Inc (a)	29,322	353

		4,267	Metal Products - Distribution (0.13%)

			AM Castle & Co	19,118	216
Medical Information Systems (0.85%)			Lawson Products Inc/IL	4,579	71
Computer Programs & Systems Inc	11,164	471
			Olympic Steel Inc	10,326	261

Eclipsys Corp (a)	64,591	1,211
					548

Phase Forward Inc (a)	49,407	648
Quality Systems Inc	21,552	1,315	Miscellaneous Manufacturers (0.17%)

		3,645	John Bean Technologies Corp	31,529	518

			Movado Group Inc	20,414	214

Medical Instruments (0.88%)					732

Abaxis Inc (a)	25,148	574
Conmed Corp (a)	33,250	705	Multi-Line Insurance (0.10%)
CryoLife Inc (a)	32,457	195	United Fire & Casualty Co	25,536	446
Integra LifeSciences Holdings Corp (a)	23,407	715
			Multimedia (0.05%)
Kensey Nash Corp (a)	12,979	310
			EW Scripps Co	32,932	209
Natus Medical Inc (a)	32,412	450
SurModics Inc (a)	19,977	512	Networking Products (0.72%)
Symmetry Medical Inc (a)	40,939	327	Adaptec Inc (a)	137,163	437

		3,788	Anixter International Inc (a)	33,903	1,419

Medical Laboratory & Testing Service (0.26%)			Black Box Corp	20,061	532
Bio-Reference Labs Inc (a)	13,596	439	Netgear Inc (a)	39,390	718

Genoptix Inc (a)	19,482	678			3,106

		1,117	Non-Ferrous Metals (0.10%)

Medical Laser Systems (0.07%)			Brush Engineered Materials Inc (a)	23,089	426
LCA-Vision Inc (a)	21,268	96
Palomar Medical Technologies Inc (a)	20,584	209	Office Furnishings - Original (0.12%)

			Interface Inc	64,293	499
		305

Medical Products (2.31%)			Office Supplies & Forms (0.02%)
American Medical Systems Holdings Inc (a)	84,925	1,310	Standard Register Co/The	14,508	69
Cooper Cos Inc/The	51,651	1,447
Cyberonics Inc (a)	27,277	395	Oil - Field Services (1.68%)
Greatbatch Inc (a)	26,504	521	Basic Energy Services Inc (a)	26,057	182
Haemonetics Corp (a)	29,366	1,512	CARBO Ceramics Inc	21,867	1,277
Hanger Orthopedic Group Inc (a)	35,995	498	Hornbeck Offshore Services Inc (a)	26,246	638
Invacare Corp	36,730	824	Matrix Service Co (a)	29,946	265
Osteotech Inc (a)	20,612	89	Oil States International Inc (a)	56,762	1,955
PSS World Medical Inc (a)	68,018	1,375	SEACOR Holdings Inc (a)	23,097	1,877
West Pharmaceutical Services Inc	37,601	1,484	Superior Well Services Inc (a)	20,439	217
Zoll Medical Corp (a)	24,119	468	Tetra Technologies Inc (a)	86,125	815

		9,923			7,226

Metal - Aluminum (0.11%)			Oil & Gas Drilling (0.71%)
Century Aluminum Co (a)	52,563	456	Atwood Oceanics Inc (a)	64,581	2,292
			Pioneer Drilling Co (a)	57,519	385

See accompanying notes

610

     Schedule of Investments SmallCap S&P 600 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Printing - Commercial (0.06%)
Seahawk Drilling Inc (a)	13,229 $	357	Consolidated Graphics Inc (a)	12,762 $	256

		3,034

			Private Corrections (0.29%)
Oil Company - Exploration & Production (1.36%)
			Geo Group Inc/The (a)	58,639	1,240
Penn Virginia Corp	51,884	1,051
Petroleum Development Corp (a)	21,970	367	Property & Casualty Insurance (2.29%)
Petroquest Energy Inc (a)	59,855	367	American Physicians Capital Inc	11,067	313
St Mary Land & Exploration Co	71,448	2,436	Amerisafe Inc (a)	21,568	400
Stone Energy Corp (a)	47,774	732	Employers Holdings Inc	51,807	768
Swift Energy Co (a)	42,756	906	Infinity Property & Casualty Corp	15,549	601

		5,859	Navigators Group Inc (a)	15,307	812

Oil Field Machinery & Equipment (0.91%)			ProAssurance Corp (a)	37,385	1,880
Dril-Quip Inc (a)	33,911	1,648	RLI Corp	20,266	1,013
Gulf Island Fabrication Inc	16,340	312	Safety Insurance Group Inc	17,537	587
Lufkin Industries Inc	16,990	969	Selective Insurance Group	60,602	929
NATCO Group Inc (a)	22,764	992	Stewart Information Services Corp	20,848	186

		3,921	Tower Group Inc	46,298	1,138

			Zenith National Insurance Corp	42,697	1,218

Oil Refining & Marketing (0.32%)
					9,845

Holly Corp	47,101	1,366
			Protection - Safety (0.13%)
Paper & Related Products (0.59%)			Landauer Inc	10,692	554
Buckeye Technologies Inc (a)	44,276	397
Clearwater Paper Corp (a)	12,989	588	Publicly Traded Investment Fund (0.97%)
Neenah Paper Inc	16,754	173	iShares S&P SmallCap 600 Index Fund	84,030	4,153
Schweitzer-Mauduit International Inc	17,514	905
			Real Estate Operator & Developer (0.14%)
Wausau Paper Corp	55,923	490

			Forestar Group Inc (a)	40,993	605
		2,553

Pharmacy Services (0.32%)			Recreational Vehicles (0.38%)
Catalyst Health Solutions Inc (a)	43,731	1,372	Arctic Cat Inc	13,959	83
			Polaris Industries Inc	37,313	1,570

Physical Therapy & Rehabilitation Centers (0.09%)					1,653

RehabCare Group Inc (a)	21,092	395
			REITS - Apartments (0.88%)
Physician Practice Management (0.89%)			Home Properties Inc	37,771	1,480
Healthways Inc (a)	38,543	620	Mid-America Apartment Communities Inc	32,266	1,414
IPC The Hospitalist Co Inc (a)	15,477	469	Post Properties Inc	54,740	902

Mednax Inc (a)	53,019	2,752			3,796

		3,841	REITS - Diversified (0.85%)

Poultry (0.17%)			Colonial Properties Trust	76,420	805
Sanderson Farms Inc	19,986	731	Entertainment Properties Trust	39,955	1,359
			Lexington Realty Trust	112,201	470
Power Converter & Supply Equipment (0.17%)			PS Business Parks Inc	20,583	1,008

Advanced Energy Industries Inc (a)	37,939	463			3,642

C&D Technologies Inc (a)	30,070	55
			REITS - Healthcare (1.30%)
Magnetek Inc (a)	35,373	44
			Healthcare Realty Trust Inc	67,856	1,414
Vicor Corp	22,387	153

			LTC Properties Inc	26,496	629
		715

			Medical Properties Trust Inc	91,646	733
			Senior Housing Properties Trust	145,145	2,798

					5,574

See accompanying notes

611

     Schedule of Investments SmallCap S&P 600 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Hotels (0.51%)			Retail - Apparel & Shoe (continued)
DiamondRock Hospitality Co	123,433$	939	Stage Stores Inc	43,536 $	514
LaSalle Hotel Properties	72,656	1,247	Stein Mart Inc (a)	29,854	284

		2,186	Tween Brands Inc (a)	28,423	241

					11,266

REITS - Office Property (0.96%)
BioMed Realty Trust Inc	112,166	1,522	Retail - Auto Parts (0.11%)
Franklin Street Properties Corp	76,261	822	PEP Boys-Manny Moe & Jack	53,235	467
Kilroy Realty Corp	49,328	1,363
Parkway Properties Inc/MD	24,717	436	Retail - Automobile (0.30%)

		4,143	Group 1 Automotive Inc	27,624	702

			Lithia Motors Inc	23,585	197
REITS - Regional Malls (0.07%)
			Sonic Automotive Inc	43,892	392

Pennsylvania Real Estate Investment Trust	44,030	323
					1,291

REITS - Shopping Centers (0.96%)			Retail - Convenience Store (0.43%)
Acadia Realty Trust	45,361	721	Casey's General Stores Inc	58,164	1,834
Cedar Shopping Centers Inc	51,517	313
Inland Real Estate Corp	80,948	695	Retail - Discount (0.31%)
Kite Realty Group Trust	71,984	267	Fred's Inc	45,780	542
Tanger Factory Outlet Centers	46,029	1,752	HSN Inc (a)	45,096	674
Urstadt Biddle Properties Inc	24,495	362	Tuesday Morning Corp (a)	35,749	115

		4,110			1,331

REITS - Single Tenant (0.42%)			Retail - Fabric Store (0.19%)
National Retail Properties Inc	92,273	1,788	Jo-Ann Stores Inc (a)	30,358	808

REITS - Storage (0.43%)			Retail - Gardening Products (0.43%)
Extra Space Storage Inc	98,817	946	Tractor Supply Co (a)	41,186	1,841
Sovran Self Storage Inc	30,770	926

			Retail - Home Furnishings (0.06%)
		1,872

			Haverty Furniture Cos Inc	21,311	258
REITS - Warehouse & Industrial (0.25%)
EastGroup Properties Inc	29,679	1,092	Retail - Jewelry (0.03%)
			Zale Corp (a)	27,057	128
Research & Development (0.26%)
Kendle International Inc (a)	16,998	287	Retail - Leisure Products (0.04%)
Parexel International Corp (a)	66,056	827	MarineMax Inc (a)	24,327	166

		1,114

			Retail - Office Supplies (0.23%)
Retail - Apparel & Shoe (2.62%)			OfficeMax Inc	87,215	997
Brown Shoe Co Inc	49,001	508
Buckle Inc/The	29,097	873	Retail - Pawn Shops (0.53%)
Cato Corp/The	33,785	666	Cash America International Inc	33,682	1,019
Childrens Place Retail Stores Inc/The (a)	31,272	983	Ezcorp Inc (a)	55,619	722
Christopher & Banks Corp	41,089	250	First Cash Financial Services Inc (a)	30,342	521

Dress Barn Inc (a)	51,532	930			2,262

Finish Line Inc/The	62,804	637
			Retail - Pet Food & Supplies (0.09%)
Genesco Inc (a)	25,920	676
			PetMed Express Inc	26,098	409
Gymboree Corp (a)	34,143	1,453
HOT Topic Inc (a)	50,390	388	Retail - Petroleum Products (0.40%)
JOS A Bank Clothiers Inc (a)	20,910	857	World Fuel Services Corp	33,876	1,723
Liz Claiborne Inc	108,702	624
Men's Wearhouse Inc	59,642	1,382

See accompanying notes

612

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (2.17%)			Semiconductor Component - Integrated
BJ's Restaurants Inc (a)	24,153 $	386	Circuits (continued)
			TriQuint Semiconductor Inc (a)	172,161 $	928

Buffalo Wild Wings Inc (a)	20,605	845
					5,152

California Pizza Kitchen Inc (a)	27,605	359
CEC Entertainment Inc (a)	26,392	771	Semiconductor Equipment (1.74%)
CKE Restaurants Inc	62,400	546	ATMI Inc (a)	35,868	543
Cracker Barrel Old Country Store Inc	25,851	857	Brooks Automation Inc (a)	73,613	507
DineEquity Inc	17,301	366	Cabot Microelectronics Corp (a)	26,784	857
Jack in the Box Inc (a)	65,419	1,227	Cohu Inc	26,768	305
Landry's Restaurants Inc (a)	9,227	101	Kulicke & Soffa Industries Inc (a)	79,232	368
O'Charleys Inc (a)	21,380	150	MKS Instruments Inc (a)	56,538	884
Papa John's International Inc (a)	25,025	563	Rudolph Technologies Inc (a)	35,360	224
PF Chang's China Bistro Inc (a)	26,707	780	Ultratech Inc (a)	26,987	349
Red Robin Gourmet Burgers Inc (a)	17,781	297	Varian Semiconductor Equipment
Ruby Tuesday Inc (a)	74,346	495	Associates Inc (a)	83,823	2,380
Ruth's Hospitality Group Inc (a)	22,929	71	Veeco Instruments Inc (a)	42,925	1,045

Sonic Corp (a)	69,784	652			7,462

Steak N Shake Co/The (a)	27,998	326	Storage & Warehousing (0.14%)
Texas Roadhouse Inc (a)	58,548	554	Mobile Mini Inc (a)	40,550	588

		9,346

			Telecommunication Equipment (1.02%)
Retail - Sporting Goods (0.44%)
			Applied Signal Technology Inc	15,055	309
Big 5 Sporting Goods Corp	24,607	363
			Arris Group Inc (a)	142,998	1,467
Cabela's Inc (a)	46,000	578
			Comtech Telecommunications Corp (a)	32,183	1,034
Hibbett Sports Inc (a)	32,746	614
			Network Equipment Technologies Inc (a)	33,586	111
Zumiez Inc (a)	23,786	320

			Symmetricom Inc (a)	49,973	239
		1,875

			Tekelec (a)	76,750	1,153
Rubber & Plastic Products (0.07%)			Tollgrade Communications Inc (a)	14,498	86

Myers Industries Inc	32,261	283			4,399

Savings & Loans - Thrifts (0.23%)			Telecommunication Equipment - Fiber Optics (0.13%)
Brookline Bancorp Inc	67,484	660	Harmonic Inc (a)	109,866	577
Dime Community Bancshares	29,093	320

			Telecommunication Services (0.45%)
		980

			Cbeyond Inc (a)	29,388	393
Schools (0.52%)			Iowa Telecommunications Services Inc	37,397	440
American Public Education Inc (a)	20,795	663	Neutral Tandem Inc (a)	38,262	807
Capella Education Co (a)	16,628	1,146	USA Mobility Inc	25,888	282

Universal Technical Institute Inc (a)	23,030	414			1,922

		2,223

			Telephone - Integrated (0.07%)
Seismic Data Collection (0.12%)			General Communication Inc (a)	49,208	303
ION Geophysical Corp (a)	135,296	518
			Textile - Apparel (0.04%)
Semiconductor Component - Integrated Circuits (1.20%)			Perry Ellis International Inc (a)	11,644	159
Cypress Semiconductor Corp (a)	177,087	1,493
Exar Corp (a)	49,784	344	Therapeutics (0.01%)
Hittite Microwave Corp (a)	24,410	898	Theragenics Corp (a)	38,282	52
Micrel Inc	49,158	367
Pericom Semiconductor Corp (a)	28,931	272	Tobacco (0.10%)
			Alliance One International Inc (a)	101,929	450
Sigma Designs Inc (a)	30,415	365
Standard Microsystems Corp (a)	25,181	485

See accompanying notes

613

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Toys (0.11%)			Diversified Banking Institutions (continued)
Jakks Pacific Inc (a)	31,927 $	454	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.06%
Transport - Services (0.53%)			dated 10/30/09 maturing 11/02/09
Bristow Group Inc (a)	41,021	1,196	(collateralized by US Treasury Notes;
			$2,174,000; 1.38% - 2.00%; dated
HUB Group Inc (a)	43,238	1,075	02/28/10 - 09/15/12)	$ 2,131$	2,131

		2,271	Investment in Joint Trading Account;

			Deutsche Bank Repurchase Agreement;
Transport - Truck (0.97%)
			0.06% dated 10/30/09 maturing 11/02/09
Arkansas Best Corp	28,909	746	(collateralized by Sovereign Agency
Forward Air Corp	33,118	707	Issues; $2,174,000; 1.88% - 3.75%; dated
Heartland Express Inc	60,132	818	12/06/10 - 08/24/12)	2,132	2,132
Knight Transportation Inc	66,531	1,067	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Old Dominion Freight Line Inc (a)	31,968	831

			0.06% dated 10/30/09 maturing 11/02/09
		4,169	(collateralized by Sovereign Agency

			Issues; $2,174,000; 0.88% - 4.75%; dated
Travel Services (0.12%)
			12/10/10 - 07/01/19)	2,132	2,132

Interval Leisure Group Inc (a)	45,098	503
					8,527

Veterinary Diagnostics (0.12%)			TOTAL REPURCHASE AGREEMENTS	$ 8,527

Neogen Corp (a)	16,923	536
			Total Investments	$ 429,017
			Other Assets in Excess of Liabilities, Net - 0.17%		742
Vitamins & Nutrition Products (0.01%)

Mannatech Inc	17,848	61	TOTAL NET ASSETS - 100.00%	$ 429,759

Water (0.16%)
American States Water Co	21,148	701	(a) Non-Income Producing Security

Web Portals (0.18%)			Unrealized Appreciation (Depreciation)
United Online Inc	95,845	767	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:

Wire & Cable Products (0.39%)
			Unrealized Appreciation	$ 38,052
Belden Inc	53,281	1,223
			Unrealized Depreciation		(150,782)

Encore Wire Corp	21,559	447

			Net Unrealized Appreciation (Depreciation)		(112,730)
		1,670

			Cost for federal income tax purposes		541,747
Wireless Equipment (0.36%)			All dollar amounts are shown in thousands (000's)
EMS Technologies Inc (a)	17,429	304
Novatel Wireless Inc (a)	35,041	312	Portfolio Summary (unaudited)

Viasat Inc (a)	31,800	927	Sector		Percent

		1,543	Financial		19.92%

			Consumer, Non-cyclical		18.78%
TOTAL COMMON STOCKS	$ 420,490		Industrial		18.42%

	Principal		Consumer, Cyclical		15.44%
			Technology		9.67%
	Amount	Value	Communications		5.17%

	(000's)	(000's)	Energy		5.16%

REPURCHASE AGREEMENTS (1.99%)			Utilities		3.54%
Diversified Banking Institutions (1.99%)			Basic Materials		2.76%
			Exchange Traded Funds		0.97%
Investment in Joint Trading Account; Bank			Other Assets in Excess of Liabilities, Net		0.17%

of America Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09			TOTAL NET ASSETS		100.00%

(collateralized by Sovereign Agency			Other Assets Summary (unaudited)

Issues; $2,174,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 2,132$	2,132	Asset Type		Percent

			Futures		1.91%

See accompanying notes

614

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; December 2009	Buy	146	$ 8,812	$ 8,202	$ (610)
All dollar amounts are shown in thousands (000's)

See accompanying notes

615

Schedule of Investments SmallCap Value Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.18%)			COMMON STOCKS (continued)
Aerospace & Defense (0.73%)			Commercial Banks (12.08%)
Esterline Technologies Corp (a)	71,770 $	3,022	Bancfirst Corp	48,410 $	1,748
			Banco Latinoamericano de Comercio
Aerospace & Defense Equipment (1.21%)			Exterior SA	184,630	2,605
Moog Inc (a)	72,110	1,801	Bank of the Ozarks Inc	82,901	1,886
Triumph Group Inc	68,060	3,186	City Holding Co	119,024	3,639

		4,987	Community Bank System Inc	153,630	2,859

			Community Trust Bancorp Inc	120,781	2,974
Airlines (0.36%)
JetBlue Airways Corp (a)	296,620	1,471	CVB Financial Corp	255,320	2,045
			First Community Bancshares Inc/VA	216,060	2,515
Apparel Manufacturers (0.61%)			First Financial Bankshares Inc	39,710	1,924
G-III Apparel Group Ltd (a)	156,020	2,498	FirstMerit Corp	206,496	3,913
			FNB Corp/PA	211,300	1,496
Applications Software (0.54%)			Great Southern Bancorp Inc	135,430	3,104
Quest Software Inc (a)	132,680	2,225	Independent Bank Corp/Rockland MA	128,470	2,732
			Prosperity Bancshares Inc	97,890	3,503
Auto/Truck Parts & Equipment - Original (0.66%)
			Renasant Corp	144,910	2,121
Modine Manufacturing Co	66,974	690
			Republic Bancorp Inc/KY	99,630	1,832
Tenneco Inc (a)	149,160	2,031

			Southside Bancshares Inc	70,990	1,476
		2,721

			Tompkins Financial Corp	23,833	1,034
Batteries & Battery Systems (0.65%)			Trustmark Corp	135,770	2,573
EnerSys (a)	121,330	2,681	United Community Banks Inc/GA (a)	454,900	1,847
			Wilshire Bancorp Inc	295,280	2,079

Building - Heavy Construction (1.30%)
					49,905

Granite Construction Inc	66,510	1,899
Sterling Construction Co Inc (a)	136,330	2,199	Commercial Services (0.50%)
Tutor Perini Corp (a)	72,100	1,273	PHH Corp (a)	126,650	2,047

		5,371

			Commercial Services - Finance (0.40%)
Building - Maintenance & Service (0.55%)			Global Cash Access Holdings Inc (a)	261,830	1,657
ABM Industries Inc	120,000	2,254
			Computer Services (0.59%)
Building - Residential & Commercial (0.33%)			CACI International Inc (a)	51,310	2,443
Ryland Group Inc	73,940	1,372
			Computer Software (0.41%)
Building & Construction - Miscellaneous (0.75%)			Double-Take Software Inc (a)	182,510	1,692
Insituform Technologies Inc (a)	146,710	3,110
			Consumer Products - Miscellaneous (1.06%)
Building & Construction Products -			Central Garden and Pet Co - A Shares (a)	220,950	2,090
Miscellaneous (0.37%)			Helen of Troy Ltd (a)	100,240	2,290

Louisiana-Pacific Corp (a)	290,820	1,527
					4,380

Chemicals - Diversified (1.25%)			Containers - Metal & Glass (0.51%)
Innophos Holdings Inc	123,610	2,392	Silgan Holdings Inc	38,810	2,086
Olin Corp	180,790	2,761

		5,153	Containers - Paper & Plastic (0.61%)

			Rock-Tenn Co	57,460	2,517
Chemicals - Specialty (1.60%)
Arch Chemicals Inc	70,089	1,941	Distribution & Wholesale (0.79%)
HB Fuller Co	107,420	2,053	Beacon Roofing Supply Inc (a)	129,300	1,857
Sensient Technologies Corp	103,460	2,616	Core-Mark Holding Co Inc (a)	51,900	1,420

		6,610			3,277

See accompanying notes

616

Schedule of Investments SmallCap Value Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations (2.18%)			Finance - Other Services (0.39%)
Actuant Corp	108,290 $	1,690	BGC Partners Inc	334,840 $	1,617
Ameron International Corp	30,670	1,809
AO Smith Corp	57,770	2,289	Financial Guarantee Insurance (0.53%)
AZZ Inc (a)	39,900	1,367	Assured Guaranty Ltd	131,240	2,176
Koppers Holdings Inc	70,620	1,845

			Food - Canned (0.94%)
		9,000

			Seneca Foods Corp (a)	64,870	1,796
Electric - Integrated (2.98%)			TreeHouse Foods Inc (a)	56,030	2,096

Avista Corp	162,830	3,087			3,892

Central Vermont Public Service Corp	98,000	1,900
			Food - Wholesale & Distribution (0.66%)
Empire District Electric Co/The	123,950	2,239
			Fresh Del Monte Produce Inc (a)	124,650	2,706
NorthWestern Corp	95,310	2,302
UIL Holdings Corp	108,740	2,792	Gas - Distribution (2.11%)

		12,320	New Jersey Resources Corp	73,940	2,603

Electronic Components - Miscellaneous (1.49%)			Northwest Natural Gas Co	58,060	2,427
CTS Corp	231,480	2,074	South Jersey Industries Inc	48,630	1,716
OSI Systems Inc (a)	102,960	2,021	WGL Holdings Inc	59,710	1,974

Plexus Corp (a)	81,420	2,060			8,720

		6,155	Golf (0.34%)

Electronic Components - Semiconductors (0.29%)			Callaway Golf Co	207,360	1,418
DSP Group Inc (a)	208,800	1,207
			Identification Systems - Development (0.43%)
Electronic Design Automation (0.44%)			Checkpoint Systems Inc (a)	130,010	1,764
Cogo Group Inc (a)	327,300	1,836
			Instruments - Controls (0.58%)
Engineering - Research & Development Services (0.65%)			Watts Water Technologies Inc	84,050	2,374
EMCOR Group Inc (a)	113,990	2,692
			Instruments - Scientific (0.60%)
Engines - Internal Combustion (0.51%)			FEI Co (a)	104,190	2,481
Briggs & Stratton Corp	112,280	2,100
			Internet Infrastructure Software (0.58%)
Enterprise Software & Services (1.52%)			TIBCO Software Inc (a)	275,620	2,412
JDA Software Group Inc (a)	95,410	1,893
Mantech International Corp (a)	49,537	2,173	Investment Companies (1.01%)
			Hercules Technology Growth Capital Inc	244,170	2,290
SYNNEX Corp (a)	86,610	2,228

			PennantPark Investment Corp	241,926	1,870

		6,294

					4,160

Environmental Consulting & Engineering (0.51%)
Tetra Tech Inc (a)	81,150	2,088	Investment Management & Advisory Services (0.50%)
			Calamos Asset Management Inc	193,590	2,052
Finance - Consumer Loans (0.65%)
World Acceptance Corp (a)	107,100	2,687	Lasers - Systems & Components (0.54%)
			Cymer Inc (a)	65,480	2,242
Finance - Investment Banker & Broker (2.80%)
E*Trade Financial Corp (a)	1,547,610	2,260	Life & Health Insurance (1.14%)
			Delphi Financial Group Inc	119,020	2,583
Evercore Partners Inc - Class A	95,120	3,105
			FBL Financial Group Inc	104,700	2,109

Investment Technology Group Inc (a)	96,170	2,074
Knight Capital Group Inc (a)	96,690	1,629			4,692

Piper Jaffray Cos (a)	53,460	2,480	Machinery - Electrical (0.55%)

		11,548	Regal-Beloit Corp	48,440	2,271

See accompanying notes

617

Schedule of Investments SmallCap Value Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - General Industry (0.32%)			Physical Therapy & Rehabilitation Centers
Twin Disc Inc	140,440 $	1,319	(continued)
			RehabCare Group Inc (a)	94,830 $	1,778

Medical - Biomedical/Gene (0.54%)					2,720

Incyte Corp (a)	381,510	2,247	Private Corrections (0.62%)
			Cornell Cos Inc (a)	111,390	2,544
Medical - Generic Drugs (0.41%)
Par Pharmaceutical Cos Inc (a)	80,310	1,684	Property & Casualty Insurance (1.67%)
			American Physicians Capital Inc	71,686	2,026
Medical - HMO (0.49%)
			Amerisafe Inc (a)	161,660	2,997
Magellan Health Services Inc (a)	63,590	2,043
			Harleysville Group Inc	59,969	1,879

Medical - Outpatient & Home Medical Care (0.57%)					6,902

Amedisys Inc (a)	59,580	2,371	Publishing - Books (0.51%)
			Scholastic Corp	84,300	2,097
Medical Products (0.50%)
Cantel Medical Corp (a)	129,180	2,075	Recreational Centers (0.45%)
			Life Time Fitness Inc (a)	86,350	1,861
Metal - Aluminum (0.59%)
Kaiser Aluminum Corp	60,640	2,423	Reinsurance (1.89%)
			Argo Group International Holdings Ltd (a)	82,760	2,811
Metal Processors & Fabrication (0.56%)			Flagstone Reinsurance Holdings Ltd	204,510	2,239
LB Foster Co (a)	81,880	2,299	Platinum Underwriters Holdings Ltd	77,430	2,770

					7,820

Networking Products (0.54%)
3Com Corp (a)	435,324	2,238	REITS - Apartments (1.08%)
			American Campus Communities Inc	84,390	2,280
Office Supplies & Forms (0.64%)			Apartment Investment & Management Co	174,940	2,161

Ennis Inc	174,340	2,641			4,441

Oil - Field Services (1.29%)			REITS - Diversified (2.57%)
Hornbeck Offshore Services Inc (a)	106,960	2,600	DuPont Fabros Technology Inc	272,420	4,108
Oil States International Inc (a)	79,200	2,728	Entertainment Properties Trust	114,223	3,886

		5,328	PS Business Parks Inc	53,650	2,627

					10,621

Oil Company - Exploration & Production (3.65%)
Berry Petroleum Co	105,910	2,686	REITS - Manufactured Homes (0.30%)
Mariner Energy Inc (a)	190,830	2,431	Sun Communities Inc	71,910	1,254
Penn Virginia Corp	138,180	2,798
			REITS - Mortgage (0.91%)
Rosetta Resources Inc (a)	164,400	2,224
			Capstead Mortgage Corp	159,730	2,102
St Mary Land & Exploration Co	86,510	2,950
			MFA Mortgage Investments Inc	223,560	1,659

Swift Energy Co (a)	93,410	1,979

					3,761

		15,068

			REITS - Office Property (1.08%)
Oil Field Machinery & Equipment (0.70%)
			Corporate Office Properties Trust SBI MD	86,160	2,859
T-3 Energy Services Inc (a)	143,440	2,872
			Highwoods Properties Inc	57,800	1,591

Paper & Related Products (1.04%)					4,450

Domtar Corp (a)	61,180	2,563	REITS - Regional Malls (0.29%)
Glatfelter	163,900	1,732	CBL & Associates Properties Inc	144,880	1,182

		4,295

			REITS - Shopping Centers (1.45%)
Physical Therapy & Rehabilitation Centers (0.66%)
			Saul Centers Inc	89,370	2,749
Psychiatric Solutions Inc (a)	45,630	942

See accompanying notes

618

Schedule of Investments SmallCap Value Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Shopping Centers (continued)			Savings & Loans - Thrifts (continued)
Urstadt Biddle Properties Inc	220,079 $	3,251	Provident Financial Services Inc	171,430 $	1,843

		6,000			6,519

REITS - Storage (0.50%)			Semiconductor Component - Integrated Circuits (0.82%)
Extra Space Storage Inc	214,750	2,055	Micrel Inc	270,690	2,022
			Standard Microsystems Corp (a)	71,150	1,370

Rental - Auto & Equipment (0.50%)					3,392

Rent-A-Center Inc/TX (a)	111,600	2,049
			Silver Mining (0.32%)
Research & Development (0.25%)			Hecla Mining Co (a)	324,280	1,333
Parexel International Corp (a)	83,700	1,048
			Steel - Producers (0.41%)
Retail - Apparel & Shoe (2.57%)			Schnitzer Steel Industries Inc	39,620	1,713
AnnTaylor Stores Corp (a)	108,190	1,403
			Steel - Specialty (0.43%)
Dress Barn Inc (a)	123,290	2,225
			Universal Stainless & Alloy (a)	118,287	1,785
Finish Line Inc/The	249,090	2,526
Genesco Inc (a)	88,800	2,315
			Steel Pipe & Tube (0.07%)
Men's Wearhouse Inc	92,180	2,136	Northwest Pipe Co (a)	8,907	268

		10,605

Retail - Automobile (0.77%)			Telecommunication Equipment (0.84%)
America's Car-Mart Inc (a)	69,937	1,450	Anaren Inc (a)	117,810	1,722
Asbury Automotive Group Inc (a)	178,970	1,743	Arris Group Inc (a)	170,760	1,752

		3,193			3,474

Retail - Convenience Store (0.44%)			Telecommunication Equipment - Fiber Optics (0.58%)
Casey's General Stores Inc	40,670	1,282	Oplink Communications Inc (a)	162,640	2,412
Susser Holdings Corp (a)	45,638	543

			Telecommunication Services (0.46%)
		1,825

			Consolidated Communications Holdings Inc	136,510	1,887
Retail - Fabric Store (0.59%)
Jo-Ann Stores Inc (a)	92,250	2,456	Therapeutics (0.40%)
			Allos Therapeutics Inc (a)	291,440	1,647
Retail - Hair Salons (0.41%)
Regis Corp	105,247	1,709	Transport - Air Freight (0.50%)
			Atlas Air Worldwide Holdings Inc (a)	78,690	2,069
Retail - Pawn Shops (0.34%)
Cash America International Inc	46,370	1,403	Transport - Equipment & Leasing (0.61%)
			TAL International Group Inc	211,450	2,508
Retail - Perfume & Cosmetics (0.62%)
Sally Beauty Holdings Inc (a)	380,070	2,565	Transport - Services (0.56%)
			HUB Group Inc (a)	93,240	2,318
Retail - Restaurants (1.89%)
Bob Evans Farms Inc	78,350	2,058	Transport - Truck (0.89%)
Einstein Noah Restaurant Group Inc (a)	134,474	1,751	Marten Transport Ltd (a)	99,540	1,746
Ruby Tuesday Inc (a)	334,630	2,229	Old Dominion Freight Line Inc (a)	73,440	1,909

Sonic Corp (a)	188,530	1,763			3,655

		7,801	Wire & Cable Products (0.73%)

Savings & Loans - Thrifts (1.58%)			Fushi Copperweld Inc (a)	200,989	1,389
ESSA Bancorp Inc	173,600	2,078	Insteel Industries Inc	147,480	1,640

Flushing Financial Corp	121,061	1,359			3,029

OceanFirst Financial Corp	130,420	1,239	TOTAL COMMON STOCKS	$ 397,184

See accompanying notes

619

Schedule of Investments SmallCap Value Fund October 31, 2009

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Financial	36.00%

			Industrial	18.39%
REPURCHASE AGREEMENTS (3.59%)			Consumer, Cyclical	11.18%
Diversified Banking Institutions (3.59%)			Consumer, Non-cyclical	9.69%
Investment in Joint Trading Account; Bank			Basic Materials	5.64%
of America Repurchase Agreement; 0.06%			Energy	5.63%
dated 10/30/09 maturing 11/02/09			Utilities	5.10%
(collateralized by Sovereign Agency			Technology	4.62%
Issues; $3,781,000; 0.00% - 5.75%; dated			Communications	3.52%
11/02/09 - 07/15/32)	$ 3,707$	3,707	Other Assets in Excess of Liabilities, Net	0.23%

Investment in Joint Trading Account; Credit			TOTAL NET ASSETS	100.00%

Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$3,781,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	3,706	3,706
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $3,781,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	3,707	3,707
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $3,781,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	3,707	3,707

		14,827

TOTAL REPURCHASE AGREEMENTS	$ 14,827

Total Investments	$ 412,011
Other Assets in Excess of Liabilities, Net - 0.23%		967

TOTAL NET ASSETS - 100.00%	$ 412,978

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 32,512
Unrealized Depreciation	(43,122)

Net Unrealized Appreciation (Depreciation)	(10,610)
Cost for federal income tax purposes	422,621
All dollar amounts are shown in thousands (000's)

See accompanying notes

620

Schedule of Investments SmallCap Value Fund I October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.65%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.20%)			Applications Software (continued)
Ceradyne Inc (a)	28,594 $	461	Callidus Software Inc (a)	3,459$	11
			China Information Security Technology Inc	1,095	7
Advertising Services (0.03%)			(a)
inVentiv Health Inc (a)	3,784	64	Deltek Inc (a)	186	1
			Emdeon Inc (a)	3,100	46
Aerospace & Defense (0.30%)			OpenTV Corp (a)	14,695	23
Esterline Technologies Corp (a)	12,338	520	Progress Software Corp (a)	6,282	145
Teledyne Technologies Inc (a)	4,312	147	Quest Software Inc (a)	16,816	282

		667			588

Aerospace & Defense Equipment (0.77%)			Audio & Video Products (0.01%)
AAR Corp (a)	6,160	121	Universal Electronics Inc (a)	884	18
Argon ST Inc (a)	554	10
Curtiss-Wright Corp	16,492	492	Auto - Medium & Heavy Duty Trucks (0.08%)
Ducommun Inc	14,861	253	Force Protection Inc (a)	41,400	182
HEICO Corp	2,781	106
LMI Aerospace Inc (a)	1,164	12	Auto/Truck Parts & Equipment - Original (0.38%)
Moog Inc (a)	9,717	243	ArvinMeritor Inc	9,017	70
Orbital Sciences Corp (a)	3,500	45	Dana Holding Corp (a)	15,362	87
Triumph Group Inc	9,751	456	Miller Industries Inc/TN (a)	2,722	27

		1,738	Modine Manufacturing Co	18,926	195

			Spartan Motors Inc	59,867	299
Agricultural Operations (0.37%)
			Superior Industries International Inc	3,980	53
Andersons Inc/The	26,662	827
			Tenneco Inc (a)	6,650	91
			Titan International Inc	5,480	46

Air Pollution Control Equipment (0.00%)
Met-Pro Corp	906	8			868

			Auto/Truck Parts & Equipment - Replacement (0.50%)
Airlines (1.13%)			ATC Technology Corp/IL (a)	32,853	687
AirTran Holdings Inc (a)	11,313	48	Dorman Products Inc (a)	2,637	39
Alaska Air Group Inc (a)	10,094	260	Exide Technologies (a)	7,680	47
Allegiant Travel Co (a)	5,300	200	Standard Motor Products Inc	42,154	352

Hawaiian Holdings Inc (a)	66,562	472			1,125

JetBlue Airways Corp (a)	55,717	276
			B2B - E-Commerce (0.11%)
Republic Airways Holdings Inc (a)	55,819	447
			ePlus Inc (a)	976	15
Skywest Inc	56,505	789
			Global Sources Ltd (a)	4,098	25
US Airways Group Inc (a)	19,239	59

			i2 Technologies Inc (a)	12,686	200

		2,551

					240

Apparel Manufacturers (1.14%)
			Batteries & Battery Systems (0.50%)
Carter's Inc (a)	16,777	396
			A123 Systems Inc (a)	2,900	57
Columbia Sportswear Co	2,003	76
			EnerSys (a)	48,635	1,075

G-III Apparel Group Ltd (a)	11,778	189
					1,132

Jones Apparel Group Inc	41,046	734
Maidenform Brands Inc (a)	14,668	207	Beverages - Non-Alcoholic (0.03%)
Oxford Industries Inc	19,760	383	Heckmann Corp (a)	12,714	54
Quiksilver Inc (a)	29,271	58	National Beverage Corp (a)	1,484	16

True Religion Apparel Inc (a)	13,357	344			70

Volcom Inc (a)	10,907	181	Broadcasting Services & Programming (0.08%)

		2,568	World Wrestling Entertainment Inc	12,893	171

Applications Software (0.26%)
American Reprographics Co (a)	12,144	73

See accompanying notes

621

Schedule of Investments
SmallCap Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building - Heavy Construction (0.48%)			Casino Hotels (0.00%)
Granite Construction Inc	15,742 $	450	Monarch Casino & Resort Inc (a)	580 $	4
Sterling Construction Co Inc (a)	10,828	175
Tutor Perini Corp (a)	26,542	468	Cellular Telecommunications (0.22%)

		1,093	Syniverse Holdings Inc (a)	22,198	380

			Virgin Mobile USA Inc (a)	27,626	111

Building - Maintenance & Service (0.09%)
					491

ABM Industries Inc	11,425	215
			Chemicals - Diversified (0.94%)
Building - Mobile Home & Manufactured Housing (0.02%)			Aceto Corp	26,270	146
Winnebago Industries (a)	3,910	45	Innophos Holdings Inc	29,278	567
			Innospec Inc	12,523	148
Building - Residential & Commercial (0.29%)			Olin Corp	16,264	248
Brookfield Homes Corp (a)	4,400	25	Rockwood Holdings Inc (a)	18,625	370
M/I Homes Inc (a)	15,739	176	ShengdaTech Inc (a)	8,233	50
Meritage Homes Corp (a)	7,151	130	Solutia Inc (a)	46,562	512
Ryland Group Inc	7,501	139	Westlake Chemical Corp	3,751	91

Standard Pacific Corp (a)	60,676	182			2,132

		652

			Chemicals - Fibers (0.02%)
Building & Construction - Miscellaneous (0.22%)			Zoltek Cos Inc (a)	4,373	39
Dycom Industries Inc (a)	29,446	291
Insituform Technologies Inc (a)	5,749	122	Chemicals - Plastics (0.61%)
Integrated Electrical Services Inc (a)	1,223	8	A Schulman Inc	31,812	552
Layne Christensen Co (a)	2,925	76	PolyOne Corp (a)	48,688	272

		497	Spartech Corp	58,612	561

					1,385

Building & Construction Products -
Miscellaneous (0.59%)			Chemicals - Specialty (1.28%)
Drew Industries Inc (a)	1,839	35
			Arch Chemicals Inc	3,151	87
Gibraltar Industries Inc	44,616	483
			Ferro Corp	6,591	40
Interline Brands Inc (a)	25,552	373
			Hawkins Inc	5,800	122
Louisiana-Pacific Corp (a)	16,796	88
			HB Fuller Co	29,856	571
NCI Building Systems Inc (a)	37,813	74
			ICO Inc (a)	7,162	27
Quanex Building Products Corp	16,631	248
			Minerals Technologies Inc	7,375	363
Trex Co Inc (a)	1,886	30

			NewMarket Corp	5,434	508
		1,331

			OM Group Inc (a)	14,108	381
Building Products - Air & Heating (0.27%)			Omnova Solutions Inc (a)	49,400	317
Comfort Systems USA Inc	56,326	614	Quaker Chemical Corp	2,850	59
			Sensient Technologies Corp	8,585	217
Building Products - Cement & Aggregate (0.05%)			Stepan Co	168	10
Texas Industries Inc	3,698	123	WR Grace & Co (a)	9,217	202

					2,904

Building Products - Doors & Windows (0.15%)
Apogee Enterprises Inc	24,795	328	Circuit Boards (0.29%)
			DDi Corp (a)	3,280	13
Building Products - Wood (0.15%)			Multi-Fineline Electronix Inc (a)	7,100	194
Universal Forest Products Inc	9,786	349	Park Electrochemical Corp	2,122	48
			TTM Technologies Inc (a)	38,961	396

Cable/Satellite TV (0.04%)
					651

LodgeNet Interactive Corp (a)	9,100	44
Mediacom Communications Corp (a)	7,447	36	Coal (0.09%)

		80	International Coal Group Inc (a)	14,751	60

			Patriot Coal Corp (a)	11,112	126

See accompanying notes

622

Schedule of Investments SmallCap Value Fund I October 31, 2009

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)

Coal (continued)				Commercial Banks (continued)

Westmoreland Coal Co (a)	2,094 $		14	First Bancorp Inc/ME	2,678 $	42

			200	First Bancorp/Puerto Rico	45,019	85

				First Bancorp/Troy NC	9,809	133
Coffee (0.01%)

Farmer Bros Co	1,147		22	First Commonwealth Financial Corp	37,045	194
				First Community Bancshares Inc/VA	20,765	242

Collectibles (0.06%)				First Financial Bancorp	52,068	660

RC2 Corp (a)	10,987		144	First Financial Bankshares Inc	6,479	314

				First Financial Corp/IN	1,996	55

Commercial Banks (9.43%)				First Merchants Corp	6,683	41

1st Source Corp	7,383		109	First Midwest Bancorp Inc/IL	7,737	80

1st United Bancorp Inc/Boca Raton (a)	18,100		102	First of Long Island Corp/The	1,254	30

Alliance Financial Corp/NY	2,515		65	First South Bancorp Inc/Washington NC	4,862	51

American National Bankshares Inc	1,674		36	FirstMerit Corp	56,548	1,072

Ameris Bancorp	7,102		42	FNB Corp/PA	113,456	803

Ames National Corp	1,086		23	German American Bancorp Inc	3,002	45

Arrow Financial Corp	1,011		26	Glacier Bancorp Inc	16,567	217

Auburn National Bancorporation Inc	627		12	Great Southern Bancorp Inc	2,094	48

Bancfirst Corp	6,020		217	Guaranty Bancorp (a)	10,766	14

Banco Latinoamericano de Comercio				Hancock Holding Co	9,563	347
Exterior SA	15,815		223
				Heartland Financial USA Inc	6,775	87
Bancorp Rhode Island Inc	919		23
				Home Bancshares Inc/Conway AR	2,342	51
Bank Mutual Corp	7,942		56
				Hudson Valley Holding Corp	3,100	78
Bank of Kentucky Financial Corp	836		18
				Iberiabank Corp	16,867	731
Bank of the Ozarks Inc	6,533		149
				Independent Bank Corp/Rockland MA	17,927	381
Banner Corp	3,200		10
				International Bancshares Corp	17,997	267
Bar Harbor Bankshares	766		22
				Lakeland Bancorp Inc	10,264	62
Bryn Mawr Bank Corp	1,582		25
				Lakeland Financial Corp	9,415	194
Camden National Corp	1,939		60
				MainSource Financial Group Inc	5,130	30
Capital City Bank Group Inc	2,989		35
				MB Financial Inc	9,373	168
Cardinal Financial Corp	4,306		35
				Merchants Bancshares Inc	1,325	30
Cathay General Bancorp	4,839		43
				Metro Bancorp Inc (a)	1,052	12
Center Bancorp Inc	3,002		23
				Midsouth Bancorp Inc	1,254	18
Centerstate Banks Inc	3,755		28
				Nara Bancorp Inc	35,729	263
Central Pacific Financial Corp	15,179		21
				National Bankshares Inc	1,884	51
Century Bancorp Inc/MA	976		24
				National Penn Bancshares Inc	54,579	307
Chemical Financial Corp	10,734		236
				NBT Bancorp Inc	18,337	400
Citizens Holding Co	836		18
				Northrim BanCorp Inc	1,744	26
Citizens Republic Bancorp Inc (a)	66,948		40
				Norwood Financial Corp	487	14
City Holding Co	17,320		529
				Ohio Valley Banc Corp	1,115	25
CNB Financial Corp/PA	1,254		20
				Old National Bancorp/IN	34,787	361
Columbia Banking System Inc	13,024		191
				Old Second Bancorp Inc	1,500	8
Community Bank System Inc	32,882		612
				Oriental Financial Group Inc	13,501	144
Community Trust Bancorp Inc	20,472		504
				Orrstown Financial Services Inc	766	24
CVB Financial Corp	118,491		949
				Pacific Capital Bancorp NA	14,717	19
Eagle Bancorp Inc (a)	2,722		25
				Pacific Continental Corp	7,230	79
East West Bancorp Inc	26,084		236
				PacWest Bancorp	9,123	155
Enterprise Bancorp Inc - Rights (a)(b)(c)	1,395		-
				Park National Corp	4,956	288
Enterprise Bancorp Inc/MA	1,395		15
				Peapack Gladstone Financial Corp	108	1
Farmers Capital Bank Corp	4,742		53
				Penns Woods Bancorp Inc	416	13
Financial Institutions Inc	4,604		49

See accompanying notes

623

Schedule of Investments
SmallCap Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Banks (continued)
Peoples Bancorp Inc/OH	10,960 $	118	Wintrust Financial Corp	18,717 $	528

Peoples Financial Corp/MS	974	17			21,323

Pinnacle Financial Partners Inc (a)	4,252	54
			Commercial Services (1.37%)
Porter Bancorp Inc	700	11	Convergys Corp (a)	31,800	345
PrivateBancorp Inc	2,023	18	DynCorp International Inc (a)	53,933	917
Prosperity Bancshares Inc	24,790	887	First Advantage Corp (a)	2,479	44
Renasant Corp	19,483	285	ICT Group Inc (a)	522	8
Republic Bancorp Inc/KY	11,669	215	Live Nation Inc (a)	12,928	86
S&T Bancorp Inc	11,210	177	Mac-Gray Corp (a)	2,582	21
SCBT Financial Corp	2,102	54	PHH Corp (a)	71,396	1,154
Shore Bancshares Inc	3,904	64	Providence Service Corp/The (a)	10,900	136
Sierra Bancorp	7,323	64	Standard Parking Corp (a)	1,725	30
Signature Bank/New York NY (a)	1,875	59	StarTek Inc (a)	2,529	15
Simmons First National Corp	6,618	194	Steiner Leisure Ltd (a)	1,227	45
Smithtown Bancorp Inc	4,368	45	TeleTech Holdings Inc (a)	16,750	300

South Financial Group Inc/The	151,600	121			3,101

Southside Bancshares Inc	11,504	239
Southwest Bancorp Inc/Stillwater OK	12,487	123	Commercial Services - Finance (1.09%)
			Advance America Cash Advance Centers Inc	33,596	166
StellarOne Corp	3,904	41
			Asset Acceptance Capital Corp (a)	2,764	20
Sterling Bancorp/NY	20,440	138
			Deluxe Corp	78,447	1,116
Sterling Bancshares Inc/TX	37,793	211
			Dollar Financial Corp (a)	32,040	601
Sterling Financial Corp/WA	31,965	26
			Global Cash Access Holdings Inc (a)	26,483	168
Suffolk Bancorp	3,563	100
			Jackson Hewitt Tax Service Inc	7,261	36
Susquehanna Bancshares Inc	14,437	80
			Rewards Network Inc	1,185	13
SVB Financial Group (a)	12,045	497
			Wright Express Corp (a)	12,300	343

SY Bancorp Inc	1,895	42
Texas Capital Bancshares Inc (a)	5,450	79			2,463

Tompkins Financial Corp	1,402	61	Communications Software (0.12%)
Tower Bancorp Inc	976	22	Digi International Inc (a)	4,484	36
TowneBank/Portsmouth VA	5,476	63	DivX Inc (a)	3,628	17
Trico Bancshares	13,564	198	Seachange International Inc (a)	21,659	147
Trustco Bank Corp NY	44,242	263	SolarWinds Inc (a)	4,483	80

Trustmark Corp	21,832	414			280

UMB Financial Corp	14,697	585	Computer Aided Design (0.14%)
Umpqua Holdings Corp	29,113	289	Aspen Technology Inc (a)	30,926	325
Union Bankshares Corp/VA	10,400	128
United Bankshares Inc	10,866	194	Computer Graphics (0.02%)
United Community Banks Inc/GA (a)	22,191	90	Monotype Imaging Holdings Inc (a)	6,309	47
United Security Bancshares/Thomasville AL	1,674	35
Univest Corp of Pennsylvania	2,256	43	Computer Services (1.17%)
Washington Banking Co	2,582	24	CACI International Inc (a)	4,439	211
Washington Trust Bancorp Inc	9,165	138	Ciber Inc (a)	55,094	177
Webster Financial Corp	10,204	115	COMSYS IT Partners Inc (a)	6,855	47
WesBanco Inc	11,456	162	Dynamics Research Corp (a)	10,423	134
West Bancorporation Inc	6,985	31	Insight Enterprises Inc (a)	35,842	377
Westamerica Bancorporation	2,155	103	Ness Technologies Inc (a)	7,306	48
Wilber Corp	1,604	11	Perot Systems Corp (a)	28,522	854
Wilshire Bancorp Inc	28,810	203	SRA International Inc (a)	5,037	95
			SYKES Enterprises Inc (a)	8,679	206

See accompanying notes

624

Schedule of Investments
SmallCap Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (continued)			Containers - Metal & Glass (continued)
Unisys Corp (a)	15,753 $	459	Silgan Holdings Inc	11,263 $	605

Virtusa Corp (a)	3,845	35			639

		2,643

			Containers - Paper & Plastic (0.48%)
Computer Software (0.02%)			AEP Industries Inc (a)	97	3
Avid Technology Inc (a)	3,425	43	Graphic Packaging Holding Co (a)	19,699	45
Double-Take Software Inc (a)	415	4	Rock-Tenn Co	23,460	1,028

		47			1,076

Computers - Integrated Systems (0.26%)			Cosmetics & Toiletries (0.09%)
Agilysys Inc	3,976	19	Bare Escentuals Inc (a)	7,899	100
Cray Inc (a)	24,126	180	Chattem Inc (a)	315	20
Mercury Computer Systems Inc (a)	17,027	182	Elizabeth Arden Inc (a)	3,700	39
MTS Systems Corp	2,619	69	Inter Parfums Inc	3,098	38

Netscout Systems Inc (a)	6,843	84			197

Radisys Corp (a)	4,399	38
			Data Processing & Management (0.22%)
Super Micro Computer Inc (a)	2,098	17	Acxiom Corp	3,425	39

		589	CSG Systems International Inc (a)	11,751	192

Computers - Memory Devices (0.11%)			Fair Isaac Corp	8,385	171
Imation Corp	7,052	62	infoGROUP Inc	8,241	54
Quantum Corp (a)	71,759	133	Schawk Inc	4,118	40

SMART Modular Technologies WWH Inc (a)	10,489	43			496

		238

			Diagnostic Equipment (0.08%)
Computers - Peripheral Equipment (0.16%)			Affymetrix Inc (a)	29,875	156
Electronics for Imaging Inc (a)	8,393	98	Home Diagnostics Inc (a)	2,233	14

Rimage Corp (a)	2,762	51			170

Synaptics Inc (a)	9,200	207

			Direct Marketing (0.06%)
		356	APAC Customer Services Inc (a)	9,400	60

Consulting Services (0.28%)			Harte-Hanks Inc	6,443	76

CRA International Inc (a)	457	11			136

Gartner Inc (a)	13,666	255
			Disposable Medical Products (0.00%)
Hackett Group Inc/The (a)	5,252	16	Medical Action Industries Inc (a)	845	9
Watson Wyatt Worldwide Inc	7,957	347

		629	Distribution & Wholesale (0.85%)

Consumer Products - Miscellaneous (1.09%)			Beacon Roofing Supply Inc (a)	2,078	30
American Greetings Corp	19,898	405	BMP Sunstone Corp (a)	791	3
Blyth Inc	6,301	223	Brightpoint Inc (a)	38,396	283
Central Garden and Pet Co - A Shares (a)	46,289	438	Core-Mark Holding Co Inc (a)	11,576	317
Central Garden and Pet Co (a)	19,550	194	Houston Wire & Cable Co	6,595	80
CSS Industries Inc	2,214	45	Owens & Minor Inc	1,231	50
Helen of Troy Ltd (a)	19,715	450	Pool Corp	3,716	73
Jarden Corp	2,671	73	Scansource Inc (a)	4,393	111
Oil-Dri Corp of America	1,395	22	School Specialty Inc (a)	2,952	66
Prestige Brands Holdings Inc (a)	33,144	224	Titan Machinery Inc (a)	268	3
Tupperware Brands Corp	7,883	355	United Stationers Inc (a)	9,189	433
WD-40 Co	1,344	42	Watsco Inc	3,890	199

		2,471	WESCO International Inc (a)	10,300	263

					1,911

Containers - Metal & Glass (0.28%)
Bway Holding Co (a)	1,917	34
See accompanying notes

625

Schedule of Investments
SmallCap Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations (1.92%)			Electric - Integrated (continued)
Actuant Corp	15,041 $	235	Pike Electric Corp (a)	2,413 $	30
Acuity Brands Inc	14,499	459	PNM Resources Inc	13,278	142
Ameron International Corp	10,622	626	Portland General Electric Co	57,649	1,072
AO Smith Corp	9,048	359	UIL Holdings Corp	14,338	368
AZZ Inc (a)	8,515	292	Unisource Energy Corp	44,643	1,289
Barnes Group Inc	36,925	585	Westar Energy Inc	35,877	687

Blount International Inc (a)	6,752	61			7,341

Brink's Co/The	5,997	142
			Electric Products - Miscellaneous (0.45%)
Chase Corp	1,464	18	GrafTech International Ltd (a)	58,430	789
Colfax Corp (a)	4,425	48	Littelfuse Inc (a)	3,390	93
EnPro Industries Inc (a)	24,858	561	Molex Inc	7,173	134

Federal Signal Corp	8,445	52			1,016

GP Strategies Corp (a)	600	4
Griffon Corp (a)	7,742	68	Electronic Components - Miscellaneous (0.78%)
			Bel Fuse Inc	2,891	52
Koppers Holdings Inc	15,618	408
			Benchmark Electronics Inc (a)	42,718	718
LSB Industries Inc (a)	12,000	149
			CTS Corp	19,599	176
Standex International Corp	8,201	144
			Daktronics Inc	1,184	9
Tredegar Corp	9,414	128

			LaBarge Inc (a)	760	8
		4,339

			Methode Electronics Inc	21,938	159
Diversified Minerals (0.03%)			OSI Systems Inc (a)	9,357	184
AMCOL International Corp	2,843	74	Plexus Corp (a)	8,540	216
United States Lime & Minerals Inc (a)	107	4	Rogers Corp (a)	1,944	50

		78	Technitrol Inc	25,682	200

Diversified Operations (0.06%)					1,772

Compass Diversified Holdings	12,421	127
			Electronic Components - Semiconductors (0.91%)
			Amkor Technology Inc (a)	24,641	136
Diversified Operations & Commercial Services (0.06%)
			Applied Micro Circuits Corp (a)	18,047	141
Viad Corp	7,208	126
			Ceva Inc (a)	752	8
E-Commerce - Products (0.09%)			DSP Group Inc (a)	17,036	98
Shutterfly Inc (a)	3,302	46	GSI Technology Inc (a)	5,026	18
Vitacost.com Inc (a)	15,200	151	IXYS Corp	1,130	7

		197	Lattice Semiconductor Corp (a)	40,177	77

			Microtune Inc (a)	6,336	11
E-Commerce - Services (0.01%)
			Omnivision Technologies Inc (a)	9,007	110
Internet Brands Inc (a)	3,636	27
			PMC - Sierra Inc (a)	35,702	304
Electric - Integrated (3.25%)			Semtech Corp (a)	8,071	125
Allete Inc	5,551	188	Silicon Image Inc (a)	22,181	47
Avista Corp	36,459	691	Skyworks Solutions Inc (a)	61,187	638
Black Hills Corp	15,671	382	White Electronic Designs Corp (a)	6,284	28
Central Vermont Public Service Corp	6,975	135	Zoran Corp (a)	33,913	301

CH Energy Group Inc	2,399	99			2,049

Cleco Corp	23,712	587	Electronic Design Automation (0.06%)
El Paso Electric Co (a)	39,435	739	Cogo Group Inc (a)	7,259	41
Empire District Electric Co/The	5,177	94	Mentor Graphics Corp (a)	12,562	91

IDACORP Inc	6,976	196			132

MGE Energy Inc	11,068	388
			Electronic Measurement Instruments (0.04%)
NorthWestern Corp	5,402	131
			Analogic Corp	1,227	46
Otter Tail Corp	5,278	123

See accompanying notes

626

Schedule of Investments SmallCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Measurement Instruments			Finance - Auto Loans (0.00%)
(continued)			Credit Acceptance Corp (a)	131 $	5
FARO Technologies Inc (a)	452 $	7
Measurement Specialties Inc (a)	3,976	30	Finance - Consumer Loans (0.92%)

		83	Encore Capital Group Inc (a)	13,060	196

E-Marketing & Information (0.01%)			Nelnet Inc	31,922	448
Digital River Inc (a)	1,326	30	Ocwen Financial Corp (a)	42,003	459
			World Acceptance Corp (a)	39,110	981

Energy - Alternate Sources (0.04%)					2,084

Green Plains Renewable Energy Inc (a)	2,511	19
			Finance - Credit Card (0.01%)
Headwaters Inc (a)	16,600	68

			CompuCredit Holdings Corp (a)	7,893	26
		87

Engineering - Research & Development Services (0.80%)			Finance - Investment Banker & Broker (1.90%)
EMCOR Group Inc (a)	76,228	1,800	Diamond Hill Investment Group Inc (a)	84	4
ENGlobal Corp (a)	311	1	E*Trade Financial Corp (a)	210,609	307
VSE Corp	226	10	Evercore Partners Inc - Class A	2,085	68

		1,811	GFI Group Inc	28,400	146

			International Assets Holding Corp (a)	2,222	40
Engines - Internal Combustion (0.07%)
			Investment Technology Group Inc (a)	10,700	231
Briggs & Stratton Corp	8,853	166
			JMP Group Inc	3,450	29
Enterprise Software & Services (0.92%)			KBW Inc (a)	3,176	89
American Software Inc/Georgia	493	3	Knight Capital Group Inc (a)	64,513	1,087
Epicor Software Corp (a)	7,258	56	MF Global Ltd (a)	10,492	75
JDA Software Group Inc (a)	10,952	217	Oppenheimer Holdings Inc	4,836	123
Lawson Software Inc (a)	13,806	87	optionsXpress Holdings Inc	20,522	321
Mantech International Corp (a)	3,536	155	Penson Worldwide Inc (a)	34,746	339
MedAssets Inc (a)	9,191	202	Piper Jaffray Cos (a)	15,073	699
MicroStrategy Inc (a)	5,331	465	Sanders Morris Harris Group Inc	5,848	34
Omnicell Inc (a)	1,281	13	Stifel Financial Corp (a)	5,325	277
Pervasive Software Inc (a)	4,189	21	SWS Group Inc	14,781	198
Sybase Inc (a)	10,043	397	TradeStation Group Inc (a)	30,672	237

SYNNEX Corp (a)	18,144	467			4,304

		2,083	Finance - Leasing Company (0.14%)

Entertainment Software (0.21%)			Financial Federal Corp	14,081	287
Take-Two Interactive Software Inc (a)	42,336	464	Marlin Business Services Corp (a)	3,100	21

					308

Environmental Monitoring & Detection (0.01%)			Finance - Mortgage Loan/Banker (0.02%)
Mine Safety Appliances Co	517	13	Doral Financial Corp (a)	15,200	43

E-Services - Consulting (0.02%)			Finance - Other Services (0.10%)
Perficient Inc (a)	6,025	49	BGC Partners Inc	45,307	219

Fiduciary Banks (0.10%)			Financial Guarantee Insurance (0.76%)
Boston Private Financial Holdings Inc	38,928	232	Ambac Financial Group Inc	43,149	50
			Assured Guaranty Ltd	62,269	1,032
Filtration & Separation Products (0.09%)
			MGIC Investment Corp (a)	43,360	187
CLARCOR Inc	5,701	168
			Radian Group Inc	76,066	440

Polypore International Inc (a)	4,051	44

					1,709

		212

			Firearms & Ammunition (0.11%)
			Smith & Wesson Holding Corp (a)	8,500	36

See accompanying notes

627

Schedule of Investments SmallCap Value Fund I October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Firearms & Ammunition (continued)			Gas - Distribution (2.25%)
Sturm Ruger & Co Inc	20,600 $	219	Chesapeake Utilities Corp	5,762 $	183

		255	Laclede Group Inc/The	3,301	101

			New Jersey Resources Corp	38,586	1,358
Fisheries (0.00%)
HQ Sustainable Maritime Industries Inc (a)	170	1	Nicor Inc	6,833	253
			Northwest Natural Gas Co	7,164	300
Food - Canned (0.31%)			Piedmont Natural Gas Co Inc	10,401	242
Del Monte Foods Co	27,123	293	South Jersey Industries Inc	15,241	538
Seneca Foods Corp (a)	2,475	68	Southwest Gas Corp	36,468	911
TreeHouse Foods Inc (a)	9,008	337	WGL Holdings Inc	36,326	1,201

		698			5,087

Food - Miscellaneous/Diversified (0.99%)			Gold Mining (0.11%)
American Italian Pasta Co (a)	13,074	355	Royal Gold Inc	4,972	220
B&G Foods Inc	21,100	165	US Gold Corp (a)	11,944	32

Chiquita Brands International Inc (a)	71,722	1,161			252

Diamond Foods Inc	979	29	Golf (0.03%)
Dole Food Co Inc (a)	25,600	301	Callaway Golf Co	9,505	65
Hain Celestial Group Inc (a)	4,369	77
M&F Worldwide Corp (a)	2,931	62	Hazardous Waste Disposal (0.05%)
Seaboard Corp	68	92	Clean Harbors Inc (a)	306	17

		2,242	EnergySolutions Inc	11,592	97

					114

Food - Retail (0.14%)
Ruddick Corp	5,326	142	Health Care Cost Containment (0.01%)
Village Super Market Inc	91	3	MedQuist Inc	2,398	14
Weis Markets Inc	1,504	53
Winn-Dixie Stores Inc (a)	9,734	108	Heart Monitors (0.01%)

		306	Cardiac Science Corp (a)	4,420	15

Food - Wholesale & Distribution (0.32%)			Home Furnishings (0.60%)
Fresh Del Monte Produce Inc (a)	26,170	568	American Woodmark Corp	2,699	53
Nash Finch Co	2,225	64	Ethan Allen Interiors Inc	8,802	110
Spartan Stores Inc	6,894	98	Furniture Brands International Inc (a)	23,128	98

		730	Hooker Furniture Corp	3,020	39

Footwear & Related Apparel (0.65%)			Kimball International Inc	8,753	65
CROCS Inc (a)	9,373	57	La-Z-Boy Inc	69,850	496
Deckers Outdoor Corp (a)	3,084	277	Sealy Corp (a)	10,710	31
Iconix Brand Group Inc (a)	38,381	448	Stanley Furniture Co Inc	2,791	22
Skechers U.S.A. Inc (a)	11,989	262	Tempur-Pedic International Inc (a)	22,765	441

Steven Madden Ltd (a)	3,592	145			1,355

Timberland Co/The (a)	18,011	291	Hotels & Motels (0.10%)

		1,480	Gaylord Entertainment Co (a)	5,730	86

Funeral Services & Related Items (0.12%)			Marcus Corp	3,281	39
Stewart Enterprises Inc	59,521	273	Orient-Express Hotels Ltd	11,893	102

					227

Gambling (Non-Hotel) (0.15%)
			Human Resources (0.52%)
Isle of Capri Casinos Inc (a)	38,286	297
			AMN Healthcare Services Inc (a)	15,600	130
Pinnacle Entertainment Inc (a)	5,027	42

			CDI Corp	2,759	34
		339

			Cross Country Healthcare Inc (a)	5,271	44
			Heidrick & Struggles International Inc	2,973	81

See accompanying notes

628

Schedule of Investments
SmallCap Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Human Resources (continued)			Internet Security (continued)
Kelly Services Inc	4,345 $	48	VASCO Data Security International Inc (a)	1,615 $	10

Kforce Inc (a)	16,166	190			135

Korn/Ferry International (a)	6,302	101
			Internet Telephony (0.01%)
MPS Group Inc (a)	16,899	228	j2 Global Communications Inc (a)	1,015	21
On Assignment Inc (a)	9,284	56
Spherion Corp (a)	33,199	164	Intimate Apparel (0.12%)
TrueBlue Inc (a)	7,523	91	Warnaco Group Inc/The (a)	6,490	263

		1,167

			Investment Companies (0.94%)
Identification Systems - Development (0.26%)
			Allied Capital Corp	61,321	191
Brady Corp	8,264	224
			American Capital Ltd	117,122	314
Checkpoint Systems Inc (a)	24,216	329
			Apollo Investment Corp	23,965	216
L-1 Identity Solutions Inc (a)	4,139	24

			Ares Capital Corp	16,551	173
		577

			BlackRock Kelso Capital Corp	9,700	71
Industrial Audio & Video Products (0.00%)			Fifth Street Finance Corp	19,951	196
China Security & Surveillance Technology			Gladstone Capital Corp	9,700	80
Inc (a)	1,779	9
			Hercules Technology Growth Capital Inc	18,335	172
			MCG Capital Corp (a)	74,406	297
Industrial Automation & Robots (0.13%)
Cognex Corp	5,691	92	Medallion Financial Corp	4,658	36
Nordson Corp	3,832	202	Patriot Capital Funding Inc	13,211	51

		294	PennantPark Investment Corp	5,918	46

			Prospect Capital Corp	21,440	213
Instruments - Controls (0.10%)			TICC Capital Corp	7,951	39
Spectrum Control Inc (a)	3,420	29	Triangle Capital Corp	2,023	24

Watts Water Technologies Inc	4,936	140			2,119

Woodward Governor Co	2,053	48

		217	Investment Management & Advisory Services (0.31%)

			Altisource Portfolio Solutions SA (a)	4,183	64
Instruments - Scientific (0.19%)			Artio Global Investors Inc (a)	3,100	73
FEI Co (a)	9,930	236	Calamos Asset Management Inc	18,026	191
Varian Inc (a)	3,809	195	Epoch Holding Corp	355	3

		431	GAMCO Investors Inc	795	33

Internet Connectivity Services (0.01%)			National Financial Partners Corp	40,574	331
PC-Tel Inc (a)	4,964	29	Virtus Investment Partners Inc (a)	260	4
			Westwood Holdings Group Inc	162	6

Internet Financial Services (0.01%)					705

Online Resources Corp (a)	2,434	13
			Lasers - Systems & Components (0.18%)
Internet Incubators (0.04%)			Coherent Inc (a)	3,819	96
ModusLink Global Solutions Inc (a)	6,694	55	Cymer Inc (a)	4,427	152
Safeguard Scientifics Inc (a)	3,299	32	Electro Scientific Industries Inc (a)	4,436	49

		87	Newport Corp (a)	6,498	48

			Rofin-Sinar Technologies Inc (a)	2,770	59

Internet Infrastructure Equipment (0.21%)
					404

Avocent Corp (a)	18,797	467
			Leisure & Recreation Products (0.06%)
Internet Infrastructure Software (0.22%)			Brunswick Corp/DE	13,862	131
TIBCO Software Inc (a)	57,494	503
			Life & Health Insurance (1.20%)
Internet Security (0.06%)			American Equity Investment Life Holding Co	66,087	434
SonicWALL Inc (a)	15,768	125	Conseco Inc (a)	90,715	473
			Delphi Financial Group Inc	55,770	1,210

See accompanying notes

629

Schedule of Investments
SmallCap Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (continued)			Medical - Biomedical/Gene (continued)
FBL Financial Group Inc	1,950 $	39	Celera Corp (a)	16,409 $	102
Kansas City Life Insurance Co	1,123	30	Cubist Pharmaceuticals Inc (a)	13,000	220
National Western Life Insurance Co	419	74	Emergent Biosolutions Inc (a)	7,988	115
Phoenix Cos Inc/The	15,533	49	Geron Corp (a)	6,087	37
Protective Life Corp	17,700	341	Halozyme Therapeutics Inc (a)	4,600	28
Universal American Corp/NY (a)	6,898	69	Incyte Corp (a)	12,100	71

		2,719	InterMune Inc (a)	1,500	18

			Lexicon Pharmaceuticals Inc (a)	60,900	80
Linen Supply & Related Items (0.07%)
G&K Services Inc	3,373	75	Martek Biosciences Corp (a)	4,722	85
Unifirst Corp/MA	1,981	83	Maxygen Inc (a)	9,267	52

		158	Medicines Co/The (a)	3,909	28

			PDL BioPharma Inc	49,872	419
Machinery - Construction & Mining (0.03%)			Protalix BioTherapeutics Inc (a)	9,574	91
Astec Industries Inc (a)	2,780	64
			RTI Biologics Inc (a)	9,079	36
			Seattle Genetics Inc (a)	5,688	52
Machinery - Electrical (0.49%)
			SuperGen Inc (a)	11,349	26
Baldor Electric Co	5,627	145
			United Therapeutics Corp (a)	2,400	102
Franklin Electric Co Inc	4,125	113
			XOMA Ltd (a)	50,600	34

Regal-Beloit Corp	17,965	842

					1,900

		1,100

			Medical - Drugs (0.30%)
Machinery - Farm (0.01%)
			Auxilium Pharmaceuticals Inc (a)	1,698	53
Alamo Group Inc	1,649	23
			Biodel Inc (a)	300	1
Machinery - General Industry (1.12%)			Cadence Pharmaceuticals Inc (a)	4,400	40
Albany International Corp	3,977	66	Hi-Tech Pharmacal Co Inc (a)	1,744	32
Altra Holdings Inc (a)	18,915	166	Infinity Pharmaceuticals Inc (a)	2,652	15
Applied Industrial Technologies Inc	46,762	946	KV Pharmaceutical Co (a)	5,454	21
Chart Industries Inc (a)	23,088	457	Medicis Pharmaceutical Corp	8,444	179
DXP Enterprises Inc (a)	2,468	28	Medivation Inc (a)	2,203	56
Robbins & Myers Inc	4,373	102	Pharmasset Inc (a)	2,071	39
Tennant Co	1,400	37	Valeant Pharmaceuticals International (a)	4,494	132
Twin Disc Inc	2,265	21	Viropharma Inc (a)	10,378	78
Wabtec Corp/DE	19,335	711	XenoPort Inc (a)	2,200	37

		2,534			683

Machinery - Material Handling (0.12%)			Medical - Generic Drugs (0.09%)
Cascade Corp	1,195	30	Caraco Pharmaceutical Laboratories Ltd (a)	1,962	7
Columbus McKinnon Corp/NY (a)	14,344	237	Par Pharmaceutical Cos Inc (a)	9,042	190

		267			197

Machinery Tools & Related Products (0.01%)			Medical - HMO (1.22%)
K-Tron International Inc (a)	154	15	AMERIGROUP Corp (a)	13,340	294
			Centene Corp (a)	17,536	313
Marine Services (0.00%)			Healthspring Inc (a)	45,613	653
Great Lakes Dredge & Dock Corp	775	5	Magellan Health Services Inc (a)	12,287	395
			Molina Healthcare Inc (a)	13,287	249
Medical - Biomedical/Gene (0.84%)			Triple-S Management Corp (a)	15,451	258
Alexion Pharmaceuticals Inc (a)	4,486	199
			WellCare Health Plans Inc (a)	22,594	590

American Oriental Bioengineering Inc (a)	10,280	41
					2,752

Ariad Pharmaceuticals Inc (a)	23,200	42
Arqule Inc (a)	5,408	18
Cambrex Corp (a)	646	4

See accompanying notes

630

Schedule of Investments
SmallCap Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Hospitals (0.04%)			Metal Processors & Fabrication (continued)
Medcath Corp (a)	11,438$	94	Haynes International Inc	1,815 $	51
			Kaydon Corp	4,906	172
Medical - Nursing Homes (0.19%)			LB Foster Co (a)	1,762	49
Kindred Healthcare Inc (a)	10,418	153	Mueller Industries Inc	20,691	490
National Healthcare Corp	1,190	43	RTI International Metals Inc (a)	3,612	75
Odyssey HealthCare Inc (a)	4,448	62	Worthington Industries Inc	20,070	222

Skilled Healthcare Group Inc (a)	14,100	113			1,400

Sun Healthcare Group Inc (a)	7,228	66

			Metal Products - Distribution (0.01%)
		437

			Lawson Products Inc/IL	996	15
Medical - Outpatient & Home Medical Care (0.57%)
Allied Healthcare International Inc (a)	10,264	27	Metal Products - Fasteners (0.01%)
Amedisys Inc (a)	7,022	280	Eastern Co/The	1,591	25
Amsurg Corp (a)	5,118	108
Continucare Corp (a)	6,500	17	Miscellaneous Manufacturers (0.17%)
Gentiva Health Services Inc (a)	26,668	640	American Railcar Industries Inc	9,346	93
Res-Care Inc (a)	17,702	213	FreightCar America Inc	8,369	197

		1,285	John Bean Technologies Corp	5,151	85

			Portec Rail Products Inc	900	8

Medical Imaging Systems (0.06%)
					383

Vital Images Inc (a)	12,800	146
			Motion Pictures & Services (0.03%)
Medical Information Systems (0.02%)			Ascent Media Corp (a)	2,490	58
Medidata Solutions Inc (a)	2,700	43
			MRI - Medical Diagnostic Imaging (0.08%)
Medical Instruments (0.24%)			Alliance HealthCare Services Inc (a)	4,457	24
Angiodynamics Inc (a)	4,817	73	Nighthawk Radiology Holdings Inc (a)	27,108	162
Conmed Corp (a)	12,052	256	RadNet Inc (a)	685	2

ev3 Inc (a)	11,956	141			188

Natus Medical Inc (a)	1,966	27
			Multi-Line Insurance (0.12%)
Symmetry Medical Inc (a)	4,783	38	Horace Mann Educators Corp	16,326	203

		535	United Fire & Casualty Co	3,340	58

Medical Products (0.53%)					261

Cantel Medical Corp (a)	13,299	214
			Multimedia (0.11%)
Greatbatch Inc (a)	1,686	33	Journal Communications Inc	43,089	153
Hanger Orthopedic Group Inc (a)	3,433	47	Media General Inc	11,900	99

Invacare Corp	30,258	679			252

PSS World Medical Inc (a)	5,291	107
Synovis Life Technologies Inc (a)	9,600	116	Networking Products (0.98%)

			3Com Corp (a)	171,482	882
		1,196

			Adaptec Inc (a)	33,756	108
Medical Sterilization Products (0.07%)			Anixter International Inc (a)	11,848	496
STERIS Corp	5,090	149	Black Box Corp	8,916	236
			Extreme Networks (a)	24,794	49
Metal - Aluminum (0.07%)
			LogMeIn Inc (a)	3,400	68
Century Aluminum Co (a)	7,317	64
			Netgear Inc (a)	4,509	82
Kaiser Aluminum Corp	2,363	94

			Polycom Inc (a)	13,768	296

		158

					2,217

Metal Processors & Fabrication (0.62%)
			Non-Ferrous Metals (0.20%)
Ampco-Pittsburgh Corp	3,458	93
			Brush Engineered Materials Inc (a)	10,165	188
CIRCOR International Inc	8,516	232
			Globe Specialty Metals Inc (a)	9,400	74
Hawk Corp (a)	1,185	16

See accompanying notes

631

Schedule of Investments

SmallCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Non-Ferrous Metals (continued)			Oil Company - Exploration & Production

Horsehead Holding Corp (a)	7,664$	73	(continued)
			Gulfport Energy Corp (a)	68,000 $	519
USEC Inc (a)	28,980	112

			McMoRan Exploration Co (a)	6,900	53
		447

			Penn Virginia Corp	7,889	160

Non-Hazardous Waste Disposal (0.01%)			Petroleum Development Corp (a)	20,693	346

Waste Services Inc (a)	3,200	21	Rosetta Resources Inc (a)	23,656	320

			Stone Energy Corp (a)	50,783	778
Office Furnishings - Original (0.12%)
			Swift Energy Co (a)	13,217	280
HNI Corp	2,135	56
			Toreador Resources Corp	4,585	39
Knoll Inc	16,392	161
			Vaalco Energy Inc (a)	55,737	237
Steelcase Inc	11,145	64

			W&T Offshore Inc	4,500	52

		281

					4,813

Office Supplies & Forms (0.14%)
			Oil Field Machinery & Equipment (0.35%)
ACCO Brands Corp (a)	32,305	196
			Bolt Technology Corp (a)	7,306	74
Ennis Inc	8,698	132

			Complete Production Services Inc (a)	24,114	230
		328

			Gulf Island Fabrication Inc	3,045	58

Oil - Field Services (0.84%)			Lufkin Industries Inc	3,148	180

Allis-Chalmers Energy Inc (a)	10,041	35	NATCO Group Inc (a)	2,854	124

Basic Energy Services Inc (a)	5,748	40	Natural Gas Services Group Inc (a)	3,054	52

Boots & Coots Inc (a)	21,368	30	T-3 Energy Services Inc (a)	3,805	76

Cal Dive International Inc (a)	73,067	561			794

CARBO Ceramics Inc	412	24
			Oil Refining & Marketing (0.29%)
Global Industries Ltd (a)	48,900	356
			Alon USA Energy Inc	1,968	17
Helix Energy Solutions Group Inc (a)	10,400	143
			CVR Energy Inc (a)	3,603	38
Hornbeck Offshore Services Inc (a)	5,966	145
			Delek US Holdings Inc	4,521	30
Key Energy Services Inc (a)	21,109	154
			Holly Corp	9,859	286
Matrix Service Co (a)	5,026	45
			Western Refining Inc (a)	51,388	288

Newpark Resources Inc (a)	15,725	47
					659

RPC Inc	7,455	70

Tetra Technologies Inc (a)	24,165	229	Paper & Related Products (0.69%)

Union Drilling Inc (a)	2,670	20	Boise Inc (a)	4,351	21

		1,899	Buckeye Technologies Inc (a)	50,022	448

			Clearwater Paper Corp (a)	1,606	73
Oil & Gas Drilling (0.21%)
			Domtar Corp (a)	7,281	305
Atlas Energy Inc	2,962	78
			Glatfelter	6,669	70
Hercules Offshore Inc (a)	11,664	60
			KapStone Paper and Packaging Corp (a)	6,023	42
Parker Drilling Co (a)	43,884	228
			Schweitzer-Mauduit International Inc	10,954	566
Pioneer Drilling Co (a)	16,764	112

			Wausau Paper Corp	4,958	43

		478

					1,568

Oil Company - Exploration & Production (2.13%)
			Patient Monitoring Equipment (0.02%)
Approach Resources Inc (a)	2,200	17
			Aspect Medical Systems Inc (a)	4,257	51
ATP Oil & Gas Corp (a)	40,401	699

Berry Petroleum Co	6,968	177
			Photo Equipment & Supplies (0.07%)

Bill Barrett Corp (a)	6,766	210	Eastman Kodak Co	40,332	151
Clayton Williams Energy Inc (a)	5,700	149

Endeavour International Corp (a)	2,414	3	Physical Therapy & Rehabilitation Centers (0.32%)

EXCO Resources Inc	31,494	492	Healthsouth Corp (a)	36,538	534

Georesources Inc (a)	1,988	22	Psychiatric Solutions Inc (a)	2,785	57

Goodrich Petroleum Corp (a)	3,604	93	RehabCare Group Inc (a)	5,340	100

Gran Tierra Energy Inc (a)	35,178	167

See accompanying notes

632

Schedule of Investments SmallCap Value Fund I

October 31, 2009

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Physical Therapy & Rehabilitation Centers				Property & Casualty Insurance (continued)
(continued)				Navigators Group Inc (a)	7,957 $	422
US Physical Therapy Inc (a)	1,778 $		25

				NYMAGIC Inc	2,600	37
			716

				PMA Capital Corp (a)	24,401	117
Physician Practice Management (0.10%)				ProAssurance Corp (a)	8,468	426
American Dental Partners Inc (a)	10,302		122	RLI Corp	3,380	169
Healthways Inc (a)	5,818		94	Safety Insurance Group Inc	1,988	67

			216	SeaBright Insurance Holdings Inc (a)	5,934	66

Platinum (0.08%)				Selective Insurance Group	28,282	433
Stillwater Mining Co (a)	29,059		180	Tower Group Inc	13,717	337
				Zenith National Insurance Corp	5,445	155

Poultry (0.02%)						4,973

Sanderson Farms Inc	1,177		43
				Protection - Safety (0.02%)
				Landauer Inc	974	50
Power Converter & Supply Equipment (0.06%)
Powell Industries Inc (a)	2,300		85
				Publicly Traded Investment Fund (0.03%)

PowerSecure International Inc (a)	6,000		50	Kayne Anderson Energy Development Co	5,598	70

			135

Precious Metals (0.20%)				Publishing - Books (0.18%)
Coeur d'Alene Mines Corp (a)	22,708		456	Courier Corp	2,858	42
				Scholastic Corp	14,934	372

Printing - Commercial (0.33%)						414

Consolidated Graphics Inc (a)	8,584		172
				Publishing - Newspapers (0.03%)
Multi-Color Corp	263		3	AH Belo Corp	14,734	60
Valassis Communications Inc (a)	31,140		568

			743	Publishing - Periodicals (0.00%)

Private Corrections (0.08%)				Primedia Inc	3,750	9
Cornell Cos Inc (a)	3,002		69
				Quarrying (0.17%)
Geo Group Inc/The (a)	5,682		120

				Compass Minerals International Inc	6,279	391
			189

Property & Casualty Insurance (2.20%)				Racetracks (0.05%)
American Physicians Capital Inc	8,239		233	Churchill Downs Inc	1,653	52
American Physicians Service Group Inc	1,744		42	Speedway Motorsports Inc	3,810	51

American Safety Insurance Holdings Ltd (a)	3,498		52			103

Amerisafe Inc (a)	50,171		930	Radio (0.05%)
Amtrust Financial Services Inc	31,393		354	Cumulus Media Inc (a)	2,060	4
Baldwin & Lyons Inc	2,299		52	Entercom Communications Corp	14,658	104

CNA Surety Corp (a)	2,942		43			108

Donegal Group Inc	3,663		53
				Real Estate Operator & Developer (0.07%)
EMC Insurance Group Inc	1,362		28
				Forestar Group Inc (a)	5,214	77
Employers Holdings Inc	8,274		123
				Hilltop Holdings Inc (a)	6,792	80

Enstar Group Ltd (a)	1,012		62
						157

First Mercury Financial Corp	1,989		25
FPIC Insurance Group Inc (a)	5,062		171	Recreational Centers (0.06%)
Hallmark Financial Services (a)	9,705		74	Life Time Fitness Inc (a)	6,321	136
Harleysville Group Inc	5,411		170
				Recreational Vehicles (0.02%)
Infinity Property & Casualty Corp	2,373		92
				Polaris Industries Inc	1,337	56
Meadowbrook Insurance Group Inc	26,863		181
Mercer Insurance Group Inc	1,534		29
National Interstate Corp	1,645		30

See accompanying notes

633

Schedule of Investments

SmallCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Recycling (0.10%)			REITS - Hotels (continued)

Metalico Inc (a)	56,128 $	227	LaSalle Hotel Properties	38,430 $	659

			Strategic Hotels & Resorts Inc	66,900	118

Reinsurance (1.56%)			Sunstone Hotel Investors Inc	37,127	280

Argo Group International Holdings Ltd (a)	15,500	526			2,103

Aspen Insurance Holdings Ltd	26,497	684
			REITS - Manufactured Homes (0.38%)
Flagstone Reinsurance Holdings Ltd	5,873	64
			Equity Lifestyle Properties Inc	12,807	595
Greenlight Capital Re Ltd (a)	4,318	81
			Sun Communities Inc	14,308	249
Maiden Holdings Ltd	8,063	56
			UMH Properties Inc	1,815	14

Max Capital Group Ltd	26,269	542
					858

Montpelier Re Holdings Ltd ADR	12,982	210

Platinum Underwriters Holdings Ltd	38,001	1,359	REITS - Mortgage (1.23%)

		3,522	American Capital Agency Corp	2,070	54

			Anthracite Capital Inc	93,550	67
REITS - Apartments (0.52%)
			Anworth Mortgage Asset Corp	49,456	353
American Campus Communities Inc	13,342	361
			Capstead Mortgage Corp	11,242	148
Associated Estates Realty Corp	12,500	114
			Cypress Sharpridge Investments Inc	7,500	100
Education Realty Trust Inc	28,147	141
			Dynex Capital Inc	3,071	25
Home Properties Inc	8,606	337
			Hatteras Financial Corp	6,211	174
Mid-America Apartment Communities Inc	2,381	104
			Invesco Mortgage Capital Inc	2,600	52
Post Properties Inc	6,770	112

			iStar Financial Inc	48,600	101
		1,169

			MFA Mortgage Investments Inc	150,850	1,119

REITS - Diversified (1.29%)			NorthStar Realty Finance Corp	42,793	151

Colonial Properties Trust	51,052	538	Pennymac Mortgage Investment Trust (a)	4,600	85

Cousins Properties Inc	10,668	78	Redwood Trust Inc	10,308	144

DuPont Fabros Technology Inc	3,123	47	Resource Capital Corp	10,589	51

Entertainment Properties Trust	23,304	793	Starwood Property Trust Inc	5,500	111

Gladstone Commercial Corp	2,373	30	Walter Investment Management Corp	2,736	36

Investors Real Estate Trust	9,479	79			2,771

Lexington Realty Trust	142,908	599
			REITS - Office Property (1.21%)
Mission West Properties Inc	4,964	33
			BioMed Realty Trust Inc	55,844	758
Potlatch Corp	3,288	92
			Corporate Office Properties Trust SBI MD	8,163	271
PS Business Parks Inc	7,796	382
			Douglas Emmett Inc	3,984	47
Washington Real Estate Investment Trust	8,887	237

			Franklin Street Properties Corp	10,335	111
		2,908

			Government Properties Income Trust	4,300	100

REITS - Healthcare (1.46%)			Highwoods Properties Inc	15,120	416

Healthcare Realty Trust Inc	10,137	211	HRPT Properties Trust	55,000	387

LTC Properties Inc	16,081	382	Kilroy Realty Corp	7,427	205

Medical Properties Trust Inc	50,975	408	Parkway Properties Inc/Md	25,483	450

National Health Investors Inc	4,314	130			2,745

Omega Healthcare Investors Inc	53,646	813
			REITS - Regional Malls (0.60%)
Senior Housing Properties Trust	67,896	1,309
			CBL & Associates Properties Inc	95,361	778
Universal Health Realty Income Trust	1,387	44

			Glimcher Realty Trust	70,676	191
		3,297

			Pennsylvania Real Estate Investment Trust	52,937	388

REITS - Hotels (0.93%)					1,357

Ashford Hospitality Trust Inc	24,414	94
			REITS - Shopping Centers (0.74%)
DiamondRock Hospitality Co	53,161	405
			Acadia Realty Trust	9,142	145
FelCor Lodging Trust Inc	9,754	31
			Cedar Shopping Centers Inc	39,938	242
Hersha Hospitality Trust	9,883	25
			Developers Diversified Realty Corp	51,381	441
Hospitality Properties Trust	25,400	491

See accompanying notes

634

Schedule of Investments

SmallCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

REITS - Shopping Centers (continued)			Retail - Apparel & Shoe (continued)

Equity One Inc	5,550 $	83	DSW Inc (a)	19,362 $	372

Inland Real Estate Corp	29,706	255	Finish Line Inc/The	26,616	270

Saul Centers Inc	8,058	248	Genesco Inc (a)	3,383	88

Tanger Factory Outlet Centers	2,990	114	Gymboree Corp (a)	9,219	392

Urstadt Biddle Properties Inc	9,881	146	HOT Topic Inc (a)	41,870	322

		1,674	JOS A Bank Clothiers Inc (a)	15,089	618

			Men's Wearhouse Inc	29,175	676
REITS - Single Tenant (0.67%)

Agree Realty Corp	1,979	46	Shoe Carnival Inc (a)	2,638	40

Getty Realty Corp	2,775	68	Stage Stores Inc	6,735	80

National Retail Properties Inc	72,000	1,396	Stein Mart Inc (a)	429	4

		1,510			4,721

REITS - Storage (0.20%)			Retail - Appliances (0.04%)

Extra Space Storage Inc	26,883	257	Conn's Inc (a)	2,708	17

Sovran Self Storage Inc	3,856	116	hhgregg Inc (a)	4,400	73

U-Store-It Trust	13,656	78			90

		451	Retail - Auto Parts (0.03%)

			PEP Boys-Manny Moe & Jack	7,367	65
REITS - Warehouse & Industrial (0.65%)

DCT Industrial Trust Inc	103,350	468
			Retail - Automobile (0.64%)
EastGroup Properties Inc	1,718	63
			America's Car-Mart Inc (a)	1,123	23
First Industrial Realty Trust Inc	108,900	474
			Asbury Automotive Group Inc (a)	51,017	497
First Potomac Realty Trust	36,696	417
			Group 1 Automotive Inc	18,886	480
Monmouth Real Estate Investment Corp	5,726	39

			Lithia Motors Inc	12,946	108
		1,461

			Rush Enterprises Inc - Class A (a)	9,201	101

Rental - Auto & Equipment (1.08%)			Sonic Automotive Inc	26,086	233

Avis Budget Group Inc (a)	42,409	356			1,442

Dollar Thrifty Automotive Group Inc (a)	23,008	426
			Retail - Bookstore (0.10%)
Electro Rent Corp	4,724	51
			Barnes & Noble Inc	11,600	193
H&E Equipment Services Inc (a)	4,799	51
			Books-A-Million Inc	1,744	15
Mcgrath Rentcorp	3,607	71
			Borders Group Inc (a)	12,825	25

Rent-A-Center Inc/TX (a)	75,614	1,388
					233

United Rentals Inc (a)	9,239	88

		2,431	Retail - Computer Equipment (0.05%)

			PC Connection Inc (a)	6,683	39
Research & Development (0.17%)
			PC Mall Inc (a)	5,978	42
Albany Molecular Research Inc (a)	6,398	52
			Systemax Inc (a)	1,966	27

Kendle International Inc (a)	19,503	329

					108

		381

			Retail - Consumer Electronics (0.01%)
Resorts & Theme Parks (0.08%)
			Rex Stores Corp (a)	2,001	25
Vail Resorts Inc (a)	5,108	176

			Retail - Convenience Store (0.17%)
Retail - Apparel & Shoe (2.09%)
			Casey's General Stores Inc	3,359	106
AnnTaylor Stores Corp (a)	9,013	117
			Pantry Inc/The (a)	18,675	264
Brown Shoe Co Inc	18,261	189
			Susser Holdings Corp (a)	1,878	22

Buckle Inc/The	6,241	187
					392

Cato Corp/The	22,018	434

Charming Shoppes Inc (a)	15,766	71	Retail - Discount (0.04%)

Collective Brands Inc (a)	21,119	392	99 Cents Only Stores (a)	1,552	18

Dress Barn Inc (a)	25,954	469	Fred's Inc	4,882	58

See accompanying notes

635

Schedule of Investments SmallCap Value Fund I October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Discount (continued)			Retail - Restaurants (continued)
Tuesday Morning Corp (a)	8,124 $	26	Domino's Pizza Inc (a)	5,815 $	43

		102	Einstein Noah Restaurant Group Inc (a)	7,590	99

			O'Charleys Inc (a)	9,730	68
Retail - Drug Store (0.02%)
Allion Healthcare Inc (a)	5,401	35	Papa John's International Inc (a)	1,108	25
			Red Robin Gourmet Burgers Inc (a)	3,210	54
Retail - Fabric Store (0.06%)			Ruby Tuesday Inc (a)	36,037	240
Jo-Ann Stores Inc (a)	5,379	143	Ruth's Hospitality Group Inc (a)	70,570	219
			Sonic Corp (a)	1,434	13
Retail - Hair Salons (0.07%)			Steak N Shake Co/The (a)	4,263	50

Regis Corp	9,903	161			1,717

Retail - Home Furnishings (0.03%)			Retail - Sporting Goods (0.19%)
Haverty Furniture Cos Inc	5,056	61	Cabela's Inc (a)	33,087	416
			Zumiez Inc (a)	386	5

Retail - Jewelry (0.06%)					421

Zale Corp (a)	28,900	137
			Retail - Toy Store (0.01%)
			Build-A-Bear Workshop Inc (a)	4,563	24
Retail - Leisure Products (0.03%)
Steinway Musical Instruments (a)	3,997	47
			Retirement & Aged Care (0.01%)
West Marine Inc (a)	3,910	30

			Capital Senior Living Corp (a)	5,748	30
		77

Retail - Mail Order (0.01%)			Rubber - Tires (0.10%)
Sport Supply Group Inc	1,815	19	Cooper Tire & Rubber Co	14,800	226

Retail - Major Department Store (0.15%)			Rubber & Plastic Products (0.06%)
Saks Inc (a)	61,333	344	Myers Industries Inc	15,847	139

Retail - Office Supplies (0.02%)			Satellite Telecommunications (0.17%)
OfficeMax Inc	3,882	44	DigitalGlobe Inc (a)	7,661	171
			EchoStar Holding Corp (a)	12,200	222

Retail - Pawn Shops (0.62%)					393

Cash America International Inc	42,722	1,293
			Savings & Loans - Thrifts (1.49%)
Ezcorp Inc (a)	7,944	103

			Astoria Financial Corp	12,831	128
		1,396	Beneficial Mutual Bancorp Inc (a)	5,631	52

Retail - Perfume & Cosmetics (0.04%)			Berkshire Hills Bancorp Inc	6,737	139
Sally Beauty Holdings Inc (a)	12,093	82	Brookline Bancorp Inc	27,284	267
			Brooklyn Federal Bancorp Inc	455	6
Retail - Petroleum Products (0.37%)			Cape Bancorp Inc (a)	3,210	23
World Fuel Services Corp	16,648	847	Clifton Savings Bancorp Inc	2,467	23
			Danvers Bancorp Inc	4,748	65
Retail - Regional Department Store (0.19%)
			Dime Community Bancshares	28,880	317
Dillard's Inc	28,594	389
			ESB Financial Corp	2,511	29
Retail Ventures Inc (a)	7,259	47

			ESSA Bancorp Inc	3,976	48
		436

			First Defiance Financial Corp	4,833	70
Retail - Restaurants (0.76%)			First Financial Holdings Inc	8,400	113
AFC Enterprises Inc (a)	6,534	52	First Financial Northwest Inc	4,800	28
Benihana Inc (a)	1,884	9	First Niagara Financial Group Inc	46,158	593
Bob Evans Farms Inc	5,172	136	Flushing Financial Corp	15,176	170
CEC Entertainment Inc (a)	18,356	536	Fox Chase Bancorp Inc (a)	1,644	16
Cracker Barrel Old Country Store Inc	5,219	173	Home Bancorp Inc (a)	2,442	29

See accompanying notes

636

Schedule of Investments
SmallCap Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Savings & Loans - Thrifts (continued)			Silver Mining (0.06%)
Investors Bancorp Inc (a)	7,640 $	83	Hecla Mining Co (a)	32,040 $	132
Kearny Financial Corp	4,279	42
Legacy Bancorp Inc/MA	2,023	19	Steel - Producers (0.12%)
NASB Financial Inc	989	24	Schnitzer Steel Industries Inc	6,485	280
NewAlliance Bancshares Inc	18,310	203
			Steel - Specialty (0.01%)
Northfield Bancorp Inc	3,381	42
			Universal Stainless & Alloy (a)	1,686	25
Northwest Bancorp Inc	2,971	65
OceanFirst Financial Corp	7,476	71	Steel Pipe & Tube (0.07%)
Oritani Financial Corp	557	7	Furmanite Corp (a)	3,546	13
Provident Financial Services Inc	27,138	292	Mueller Water Products Inc - Class A	22,611	101
Provident New York Bancorp	5,853	50	Northwest Pipe Co (a)	1,529	46

Rockville Financial Inc	2,174	23			160

United Community Financial Corp/OH (a)	13,990	21
			Storage & Warehousing (0.02%)
United Financial Bancorp Inc	3,731	48
			Mobile Mini Inc (a)	3,889	56
Waterstone Financial Inc (a)	2,292	8
Westfield Financial Inc	7,894	64	Telecommunication Equipment (0.89%)
WSFS Financial Corp	6,771	187	ADC Telecommunications Inc (a)	13,741	89

		3,365	Adtran Inc	2,082	48

Seismic Data Collection (0.27%)			Arris Group Inc (a)	75,714	777
Dawson Geophysical Co (a)	7,692	186	Communications Systems Inc	1,674	18
Geokinetics Inc (a)	482	8	CPI International Inc (a)	4,039	40
ION Geophysical Corp (a)	96,955	371	Plantronics Inc	24,246	585
OYO Geospace Corp (a)	1,115	29	Preformed Line Products Co	55	2
TGC Industries Inc (a)	5,300	23	Sonus Networks Inc (a)	34,405	66

		617	Symmetricom Inc (a)	19,823	95

			Tekelec (a)	20,133	302

Semiconductor Component - Integrated Circuits (0.38%)
Cypress Semiconductor Corp (a)	23,400	197			2,022

Emulex Corp (a)	1,878	19	Telecommunication Equipment - Fiber Optics (0.09%)
Micrel Inc	7,569	56	Harmonic Inc (a)	5,851	31
Pericom Semiconductor Corp (a)	4,369	41	Oplink Communications Inc (a)	5,557	82
Sigma Designs Inc (a)	36,361	437	Sycamore Networks Inc (a)	34,237	98

Standard Microsystems Corp (a)	2,472	48			211

Techwell Inc (a)	374	4	Telecommunication Services (0.37%)
TriQuint Semiconductor Inc (a)	9,521	51	Consolidated Communications Holdings Inc	7,425	103

		853	Harris Stratex Networks Inc (a)	20,331	128

Semiconductor Equipment (0.49%)			Iowa Telecommunications Services Inc	4,803	57
ATMI Inc (a)	3,908	59	Knology Inc (a)	5,309	53
Brooks Automation Inc (a)	10,351	71	MasTec Inc (a)	20,699	244
Cabot Microelectronics Corp (a)	3,236	104	Premiere Global Services Inc (a)	27,185	203
Cohu Inc	3,713	42	USA Mobility Inc	3,740	41

Entegris Inc (a)	62,185	234			829

MKS Instruments Inc (a)	18,828	294	Telephone - Integrated (0.38%)
Photronics Inc (a)	25,312	106	Atlantic Tele-Network Inc	4,810	220
Veeco Instruments Inc (a)	8,464	206	Cincinnati Bell Inc (a)	184,907	570

		1,116	D&E Communications Inc	4,063	46

Shipbuilding (0.01%)			General Communication Inc (a)	4,759	29

Todd Shipyards Corp	1,604	27			865

See accompanying notes

637

Schedule of Investments
SmallCap Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Television (0.20%)			Transport - Marine (continued)
Belo Corp	15,852 $	74	Ship Finance International Ltd	4,770 $	54
LIN TV Corp (a)	28,758	113	TBS International Ltd (a)	41,000	338

Sinclair Broadcast Group Inc	66,953	264			2,218

		451

			Transport - Rail (0.03%)
Textile - Apparel (0.27%)			Railamerica Inc (a)	6,300	74
Perry Ellis International Inc (a)	45,224	618
			Transport - Services (0.21%)
Theaters (0.10%)			Bristow Group Inc (a)	5,044	147
Carmike Cinemas Inc (a)	10,300	101	Dynamex Inc (a)	778	15
National CineMedia Inc	7,143	115	Echo Global Logistics Inc (a)	7,196	94

		216	HUB Group Inc (a)	3,306	82

			Pacer International Inc	31,147	89
Therapeutics (0.04%)
Cypress Bioscience Inc (a)	4,086	25	PHI Inc (a)	1,858	32
Questcor Pharmaceuticals Inc (a)	15,139	69	Universal Truckload Services Inc	1,604	26

		94			485

Tobacco (0.09%)			Transport - Truck (0.52%)
Alliance One International Inc (a)	8,724	39	Arkansas Best Corp	11,763	304
Universal Corp/VA	3,997	166	Forward Air Corp	2,270	48

		205	Heartland Express Inc	15,585	212

			Knight Transportation Inc	2,100	34
Toys (0.15%)			Marten Transport Ltd (a)	7,887	138
Jakks Pacific Inc (a)	23,603	336
			Old Dominion Freight Line Inc (a)	3,490	91
			Saia Inc (a)	13,566	199
Transactional Software (0.08%)
			Werner Enterprises Inc	7,376	138

Synchronoss Technologies Inc (a)	635	7
					1,164

VeriFone Holdings Inc (a)	12,700	169

		176	Travel Services (0.00%)

			Interval Leisure Group Inc (a)	663	7
Transport - Air Freight (0.14%)
Air Transport Services Group Inc (a)	5,202	13
			Vitamins & Nutrition Products (0.02%)
Atlas Air Worldwide Holdings Inc (a)	11,106	292

			Nutraceutical International Corp (a)	2,791	30
		305	Schiff Nutrition International Inc	2,792	16

Transport - Equipment & Leasing (0.12%)					46

Aircastle Ltd	23,402	185
			Water (0.29%)
Amerco Inc (a)	1,409	60
			American States Water Co	7,341	243
Textainer Group Holdings Ltd	2,356	35

			Artesian Resources Corp	1,609	26
		280	California Water Service Group	7,671	280

Transport - Marine (0.98%)			Pico Holdings Inc (a)	1,728	59
American Commercial Lines Inc (a)	2,299	49	SJW Corp	1,955	43

DHT Maritime Inc	24,281	83			651

Eagle Bulk Shipping Inc	8,994	43
			Web Portals (0.58%)
Genco Shipping & Trading Ltd	4,079	81
			Earthlink Inc	47,157	382
General Maritime Corp	8,182	57
			United Online Inc	115,088	921

Golar LNG Ltd	3,138	38
					1,303

Gulfmark Offshore Inc (a)	21,334	590
Horizon Lines Inc	33,964	178	Wire & Cable Products (0.24%)
International Shipholding Corp	6,334	210	Belden Inc	11,967	275
Knightsbridge Tankers Ltd	14,266	180	Encore Wire Corp	9,024	187
Nordic American Tanker Shipping	11,198	317	Fushi Copperweld Inc (a)	4,513	31

See accompanying notes

638

Schedule of Investments SmallCap Value Fund I

October 31, 2009

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 24,629
Wire & Cable Products (continued)			Unrealized Depreciation	(49,739)

Insteel Industries Inc	4,817 $	54	Net Unrealized Appreciation (Depreciation)	(25,110)

		547	Cost for federal income tax purposes	251,312

			All dollar amounts are shown in thousands (000's)
Wireless Equipment (0.19%)
Airvana Inc (a)	2,830	18
			Portfolio Summary (unaudited)

Globecomm Systems Inc (a)	5,780	39
			Sector	Percent

Novatel Wireless Inc (a)	27,372	244
			Financial	32.58%
Powerwave Technologies Inc (a)	36,034	45
			Industrial	15.12%
RF Micro Devices Inc (a)	19,877	79	Consumer, Non-cyclical	13.65%

		425	Consumer, Cyclical	13.04%
			Utilities	5.79%

TOTAL COMMON STOCKS	$ 222,944		Technology	5.54%

			Communications	5.44%
	Principal		Basic Materials	4.61%
	Amount	Value	Energy	4.23%
	(000's)	(000's)	Diversified	0.06%

REPURCHASE AGREEMENTS (1.44%)			Exchange Traded Funds	0.03%
			Liabilities in Excess of Other Assets, Net	(0.09%)

Diversified Banking Institutions (1.44%)
			TOTAL NET ASSETS	100.00%

Investment in Joint Trading Account; Bank

of America Repurchase Agreement; 0.06%			Other Assets Summary (unaudited)

dated 10/30/09 maturing 11/02/09

(collateralized by Sovereign Agency			Asset Type	Percent

Issues; $831,000; 0.00% - 5.75%; dated			Futures	1.99%
11/02/09 - 07/15/32)	$ 814$	814
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$831,000; 1.38% - 2.00%; dated 02/28/10
- 09/15/12)	814	814
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $831,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	815	815
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $831,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	815	815

		3,258

TOTAL REPURCHASE AGREEMENTS	$ 3,258

Total Investments	$ 226,202
Liabilities in Excess of Other Assets, Net - (0.09)%		(199)

TOTAL NET ASSETS - 100.00%	$ 226,003

(a)	Non-Income Producing Security

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(c)	Security is Illiquid

See accompanying notes

639

Schedule of Investments
SmallCap Value Fund I
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; December 2009	Buy	80	$ 4,913	$ 4,495	$ (418)
All dollar amounts are shown in thousands (000's)

See accompanying notes

640

Schedule of Investments
SmallCap Value Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.29%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.14%)			Airlines (continued)
Ceradyne Inc (a)	10,722 $	173	US Airways Group Inc (a)	33,545 $	103

Core Molding Technologies Inc (a)	344	1			1,927

Hexcel Corp (a)	30,085	331

			Apparel Manufacturers (0.98%)
		505	Carter's Inc (a)	1,671	39

Advertising Services (0.02%)			Columbia Sportswear Co	3,908	149
inVentiv Health Inc (a)	3,154	54	Delta Apparel Inc (a)	5,194	46
Marchex Inc	90	-	G-III Apparel Group Ltd (a)	3,215	51

		54	Hanesbrands Inc (a)	75,482	1,632

			Jones Apparel Group Inc	56,946	1,019
Aerospace & Defense (0.67%)
Cubic Corp	2,739	95	Lakeland Industries Inc (a)	4,532	33
Esterline Technologies Corp (a)	27,556	1,161	Oxford Industries Inc	11,516	223
Herley Industries Inc (a)	14,153	160	Quiksilver Inc (a)	94,781	189
Teledyne Technologies Inc (a)	3,596	123	Superior Uniform Group Inc	3,314	29
TransDigm Group Inc	20,632	808	Tandy Brands Accessories Inc (a)	5,373	21

		2,347			3,431

Aerospace & Defense Equipment (0.68%)			Applications Software (0.09%)
AAR Corp (a)	19,055	374	American Reprographics Co (a)	22,741	136
Allied Defense Group Inc/The (a)	2,055	13	Bsquare Corp (a)	1,500	3
Argon ST Inc (a)	460	9	Callidus Software Inc (a)	2,884	9
BE Aerospace Inc (a)	9,200	163	China Information Security Technology Inc	912	6
			(a)
CPI Aerostructures Inc (a)	328	2
			Deltek Inc (a)	153	1
Curtiss-Wright Corp	5,762	172
			OpenTV Corp (a)	12,254	19
Ducommun Inc	12,161	207
			Quest Software Inc (a)	8,198	138

Kaman Corp	5,038	104
					312

LMI Aerospace Inc (a)	3,448	37
Moog Inc (a)	24,890	621	Athletic Equipment (0.01%)
SIFCO Industries Inc (a)	769	10	Cybex International Inc (a)	4,747	6
Triumph Group Inc	14,198	665	Nautilus Inc (a)	22,836	41

		2,377			47

Agricultural Operations (0.04%)			Athletic Footwear (0.00%)
Andersons Inc/The	2,239	69	K-Swiss Inc	1,400	11
Griffin Land & Nurseries Inc	472	14
			Auction House & Art Dealer (0.01%)
MGP Ingredients Inc (a)	9,186	40

			Spectrum Group International Inc (a)	8,050	21
		123

Air Pollution Control Equipment (0.00%)			Audio & Video Products (0.03%)
Ceco Environmental Corp (a)	700	3	Audiovox Corp (a)	10,396	67
Met-Pro Corp	753	7	Cobra Electronics Corp	6,755	9

		10	Universal Electronics Inc (a)	736	15

					91

Airlines (0.55%)
Alaska Air Group Inc (a)	12,447	320	Auto - Medium & Heavy Duty Trucks (0.11%)
ExpressJet Holdings Inc (a)	9,384	28	Oshkosh Corp	12,806	400
JetBlue Airways Corp (a)	62,111	308
MAIR Holdings Inc (a)(b)(c)	16,800	-	Auto - Truck Trailers (0.00%)
Pinnacle Airlines Corp (a)	2,866	17	Wabash National Corp	8,600	17
Republic Airways Holdings Inc (a)	50,694	406
			Auto/Truck Parts & Equipment - Original (1.12%)
Skywest Inc	48,763	681
			American Axle & Manufacturing Holdings
UAL Corp (a)	9,800	64	Inc	9,912	60
See accompanying notes

641

Schedule of Investments
SmallCap Value Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Auto/Truck Parts & Equipment - Original			Building - Heavy Construction (continued)
(continued)			Sterling Construction Co Inc (a)	2,773 $	45
ArvinMeritor Inc	18,018 $	141
			Tutor Perini Corp (a)	32,848	580

Autoliv Inc	37,859	1,271
					750

Dana Holding Corp (a)	90,705	514
Federal Mogul Corp (a)	33,285	371	Building - Maintenance & Service (0.03%)
Miller Industries Inc/TN (a)	9,589	96	ABM Industries Inc	5,107	96
Modine Manufacturing Co	38,473	396	Sunair Services Corp (a)	269	1

Spartan Motors Inc	27,091	135			97

Superior Industries International Inc	19,287	256	Building - Mobile Home & Manufactured Housing (0.04%)
Supreme Industries Inc (a)	4,647	11	Cavco Industries Inc (a)	2,686	82
Tenneco Inc (a)	15,512	211	Palm Harbor Homes Inc (a)	8,236	18
Titan International Inc	27,140	228	Winnebago Industries (a)	3,256	37

TRW Automotive Holdings Corp (a)	15,761	247			137

		3,937

			Building - Residential & Commercial (0.33%)
Auto/Truck Parts & Equipment - Replacement (0.15%)			Beazer Homes USA Inc (a)	10,044	44
ATC Technology Corp/IL (a)	1,102	23	Brookfield Homes Corp (a)	12,627	71
Commercial Vehicle Group Inc (a)	15,940	75	Hovnanian Enterprises Inc (a)	18,524	73
Dorman Products Inc (a)	8,753	128	Lennar Corp	1,908	24
Exide Technologies (a)	28,558	175	M/I Homes Inc (a)	14,933	167
Motorcar Parts of America Inc (a)	600	3	Meritage Homes Corp (a)	11,627	212
Standard Motor Products Inc	14,720	123	Orleans Homebuilders Inc (a)	7,702	17

		527	Pulte Homes Inc	13,217	119

			Ryland Group Inc	6,255	116
B2B - E-Commerce (0.05%)
Arbinet Corp (a)	7,394	16	Standard Pacific Corp (a)	98,713	296

ePlus Inc (a)	9,174	138			1,139

Global Sources Ltd (a)	3,417	21	Building & Construction - Miscellaneous (0.17%)
i2 Technologies Inc (a)	652	11	Builders FirstSource Inc (a)	15,110	59

		186	Dycom Industries Inc (a)	21,564	213

			Insituform Technologies Inc (a)	4,796	101
Batteries & Battery Systems (0.16%)
EnerSys (a)	25,283	559	Integrated Electrical Services Inc (a)	1,846	12
			Layne Christensen Co (a)	7,478	194

Beverages - Non-Alcoholic (0.02%)					579

Heckmann Corp (a)	10,604	45	Building & Construction Products -
National Beverage Corp (a)	1,235	14	Miscellaneous (0.63%)

		59	Armstrong World Industries Inc (a)	9,582	357

			Drew Industries Inc (a)	1,534	29
Brewery (0.01%)
			Gibraltar Industries Inc	34,209	370
Craft Brewers Alliance Inc (a)	9,552	32
			Interline Brands Inc (a)	12,922	189
Broadcasting Services & Programming (0.38%)			Louisiana-Pacific Corp (a)	162,174	852
Fisher Communications Inc (a)	4,828	94	NCI Building Systems Inc (a)	46,065	90
Gray Television Inc	22,200	39	Quanex Building Products Corp	3,658	54
Liberty Media Corp - Capital Series A (a)	56,686	1,173	USG Corp (a)	20,678	272

New Frontier Media Inc (a)	917	2			2,213

RHI Entertainment Inc (a)	898	2	Building Products - Air & Heating (0.02%)
World Wrestling Entertainment Inc	1,160	15	Comfort Systems USA Inc	5,569	61

		1,325

			Building Products - Cement & Aggregate (0.04%)
Building - Heavy Construction (0.21%)
			Texas Industries Inc	3,083	102
Granite Construction Inc	4,399	125

See accompanying notes

642

Schedule of Investments SmallCap Value Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building Products - Cement & Aggregate			Chemicals - Specialty (continued)
(continued)			Ferro Corp	20,199 $	124
US Concrete Inc (a)	31,522 $	51

			HB Fuller Co	14,638	280
		153

			ICO Inc (a)	8,333	32
Building Products - Doors & Windows (0.04%)			Minerals Technologies Inc	5,012	247
Apogee Enterprises Inc	7,731	102	NewMarket Corp	2,845	266
PGT Inc (a)	8,844	22	OM Group Inc (a)	27,693	748

		124	Penford Corp	5,082	30

Building Products - Light Fixtures (0.01%)			Quaker Chemical Corp	2,386	49
LSI Industries Inc	3,869	27	Sensient Technologies Corp	63,938	1,617
			Stepan Co	139	8
Building Products - Wood (0.12%)			WR Grace & Co (a)	22,199	486

Universal Forest Products Inc	11,897	424			4,874

			Circuit Boards (0.08%)
Cable/Satellite TV (0.01%)
			DDi Corp (a)	9,289	37
Mediacom Communications Corp (a)	6,210	30
			Park Electrochemical Corp	1,769	40
Casino Hotels (0.13%)			TTM Technologies Inc (a)	19,741	201

Boyd Gaming Corp (a)	59,193	436			278

Monarch Casino & Resort Inc (a)	482	3	Coal (0.53%)
MTR Gaming Group Inc (a)	14,706	32	International Coal Group Inc (a)	97,110	397

		471	Patriot Coal Corp (a)	38,531	435

Cellular Telecommunications (0.62%)			Walter Energy Inc	17,523	1,025
Syniverse Holdings Inc (a)	125,466	2,149	Westmoreland Coal Co (a)	1,745	12

Virgin Mobile USA Inc (a)	5,970	24			1,869

		2,173	Coffee (0.01%)

Chemicals - Diversified (0.59%)			Farmer Bros Co	1,499	28
Aceto Corp	7,402	41
			Collectibles (0.02%)
Huntsman Corp.	25,100	200
			RC2 Corp (a)	5,620	73
Innophos Holdings Inc	2,588	50
Innospec Inc	9,901	117
			Commercial Banks (6.62%)
Olin Corp	15,405	235	1st Source Corp	21,138	313
Rockwood Holdings Inc (a)	13,525	269	Alliance Financial Corp/NY	929	24
ShengdaTech Inc (a)	6,865	42	American National Bankshares Inc	1,393	30
Solutia Inc (a)	23,923	263	Ameris Bancorp	7,706	45
Westlake Chemical Corp	34,755	844	AmeriServ Financial Inc	22,099	39

		2,061	Ames National Corp	905	19

Chemicals - Fibers (0.03%)			Arrow Financial Corp	842	21
Zoltek Cos Inc (a)	11,340	101	Auburn National Bancorporation Inc	520	10
			Bancfirst Corp	1,443	52
Chemicals - Plastics (0.36%)			Banco Latinoamericano de Comercio
A Schulman Inc	17,848	310	Exterior SA	4,038	57
PolyOne Corp (a)	91,411	510	Bancorp Inc/DE (a)	8,467	43
Spartech Corp	44,384	425	Bancorp Rhode Island Inc	767	20

		1,245	Bancorpsouth Inc	65,543	1,480

			BancTrust Financial Group Inc	7,702	25
Chemicals - Specialty (1.39%)
American Pacific Corp (a)	4,299	30	Bank Mutual Corp	20,521	144
Arch Chemicals Inc	6,686	185	Bank of Florida Corp (a)	6,269	9
Cabot Corp	8,239	181	Bank of Granite Corp (a)	4,030	2
Cytec Industries Inc	17,820	591	Bank of Kentucky Financial Corp	695	15

See accompanying notes

643

Schedule of Investments SmallCap Value Fund II October 31, 2009

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Commercial Banks (continued)				Commercial Banks (continued)
Bank of the Ozarks Inc	1,706 $		39	First Midwest Bancorp Inc/IL	21,417 $	223
Banner Corp	45,980		141	First of Long Island Corp/The	1,044	25
Bar Harbor Bankshares	637		18	First Regional Bancorp/Los Angeles CA (a)	4,482	4
Bryn Mawr Bank Corp	1,316		21	First Security Group Inc/TN	4,926	13
Cadence Financial Corp	5,692		9	First South Bancorp Inc/Washington NC	2,042	22
Camden National Corp	1,619		50	First State Bancorporation/NM (a)	7,881	8
Capital City Bank Group Inc	5,613		66	FirstMerit Corp	72,036	1,365
CapitalSource Inc	153,700		547	FNB Corp/PA	40,704	288
Capitol Bancorp Ltd	9,118		21	FNB United Corp	4,030	7
Cardinal Financial Corp	14,013		114	Fulton Financial Corp	25,481	210
Cascade Financial Corp	1,165		2	German American Bancorp Inc	3,355	50
Cathay General Bancorp	15,677		138	Glacier Bancorp Inc	18,154	238
Center Bancorp Inc	3,699		29	Great Southern Bancorp Inc	1,744	40
Center Financial Corp	10,939		46	Green Bankshares Inc	4,248	18
Centerstate Banks Inc	3,133		24	Guaranty Bancorp (a)	41,548	54
Central Bancorp Inc/MA	538		4	Hampton Roads Bankshares Inc	6,402	13
Central Pacific Financial Corp	72,839		103	Hancock Holding Co	8,660	314
Century Bancorp Inc/MA	812		20	Hanmi Financial Corp (a)	7,433	11
Chemical Financial Corp	19,008		417	Harleysville National Corp	18,563	107
Citizens Holding Co	695		15	Heartland Financial USA Inc	3,675	47
City Holding Co	2,035		62	Heritage Commerce Corp	4,926	13
CNB Financial Corp/PA	1,044		17	Home Bancshares Inc/Conway AR	1,950	42
Columbia Bancorp/OR (a)	1,980		3	Horizon Financial Corp	2,100	1
Columbia Banking System Inc	10,534		155	Iberiabank Corp	2,941	127
Community Bank System Inc	15,839		295	Independent Bank Corp/MI	9,045	11
Community Trust Bancorp Inc	2,160		53	Independent Bank Corp/Rockland MA	3,624	77
Crescent Financial Corp (a)	3,633		15	Integra Bank Corp	9,851	8
CVB Financial Corp	12,567		101	International Bancshares Corp	46,628	692
Dearborn Bancorp Inc (a)	3,950		2	Intervest Bancshares Corp	1,702	6
Eagle Bancorp Inc (a)	2,269		21	Lakeland Bancorp Inc	4,676	28
East West Bancorp Inc	68,885		622	Lakeland Financial Corp	2,699	56
Encore Bancshares Inc (a)	2,036		16	LNB Bancorp Inc	1,971	11
Enterprise Bancorp Inc - Rights (a)(b)(c)	1,162		-	M&T Bank Corp	1,217	77
Enterprise Bancorp Inc/MA	1,162		12	Macatawa Bank Corp (a)	7,447	14
Enterprise Financial Services Corp	236		2	MainSource Financial Group Inc	13,169	77
Farmers Capital Bank Corp	2,000		22	MB Financial Inc	34,985	626
Fidelity Southern Corp (a)	552		2	MBT Financial Corp	6,090	12
Financial Institutions Inc	2,329		25	Merchants Bancshares Inc	1,103	25
First Bancorp Inc/ME	2,232		35	Metro Bancorp Inc (a)	875	10
First Bancorp/Puerto Rico	68,228		129	Midsouth Bancorp Inc	1,044	15
First Bancorp/Troy NC	6,182		84	Nara Bancorp Inc	7,318	54
First Busey Corp	13,733		53	National Bankshares Inc	1,569	43
First Commonwealth Financial Corp	30,387		160	National Penn Bancshares Inc	52,054	293
First Community Bancshares Inc/VA	3,777		44	NBT Bancorp Inc	11,233	245
First Financial Bancorp	15,340		195	NewBridge Bancorp (a)	7,536	18
First Financial Bankshares Inc	4,371		212	North Valley Bancorp	700	2
First Financial Corp/IN	1,663		46	Northeast Bancorp	806	8
First Mariner Bancorp Inc (a)	2,150		2	Northrim BanCorp Inc	1,452	22
First Merchants Corp	10,209		62	Norwood Financial Corp	403	11

See accompanying notes

644

Schedule of Investments
SmallCap Value Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Banks (continued)
Ohio Valley Banc Corp	929$	21	Taylor Capital Group Inc (a)	9,025 $	51
Old National Bancorp/IN	21,622	224	Texas Capital Bancshares Inc (a)	4,545	66
Old Second Bancorp Inc	1,254	7	TIB Financial Corp (a)	1,393	1
Oriental Financial Group Inc	22,322	238	Tompkins Financial Corp	1,153	50
Orrstown Financial Services Inc	637	20	Tower Bancorp Inc	812	18
Pacific Capital Bancorp NA	92,272	119	TowneBank/Portsmouth VA	4,586	53
Pacific Continental Corp	3,202	35	Trico Bancshares	3,077	45
Pacific Mercantile Bancorp (a)	3,550	11	Trustco Bank Corp NY	34,716	207
PacWest Bancorp	8,752	149	Trustmark Corp	15,073	286
Park National Corp	1,462	85	UCBH Holdings Inc	81,336	80
Patriot National Bancorp Inc	2,329	4	UMB Financial Corp	4,570	182
Peapack Gladstone Financial Corp	81	1	Umpqua Holdings Corp	54,535	540
Penns Woods Bancorp Inc	345	11	Union Bankshares Corp/VA	7,751	96
Peoples Bancorp Inc/OH	9,971	107	United Bankshares Inc	11,520	206
Peoples Financial Corp/MS	815	14	United Community Banks Inc/GA (a)	41,240	167
Pinnacle Financial Partners Inc (a)	3,572	45	United Security Bancshares/Thomasville AL	1,393	29
Preferred Bank/Los Angeles CA	2,491	6	Univest Corp of Pennsylvania	1,880	36
Premier Financial Bancorp Inc	627	4	Virginia Commerce Bancorp (a)	2,418	10
PrivateBancorp Inc	14,730	134	Washington Banking Co	3,842	36
Prosperity Bancshares Inc	73,345	2,625	Washington Trust Bancorp Inc	3,077	46
Renasant Corp	12,689	186	Webster Financial Corp	60,981	690
Republic Bancorp Inc/KY	2,019	37	WesBanco Inc	10,993	156
Republic First Bancorp Inc (a)	247	1	West Coast Bancorp/OR	1,900	4
S&T Bancorp Inc	8,545	135	Westamerica Bancorporation	5,275	252
Sandy Spring Bancorp Inc	8,728	101	Western Alliance Bancorp (a)	45,156	196
SCBT Financial Corp	1,752	45	Whitney Holding Corp/LA	29,821	239
Seacoast Banking Corp of Florida	8,866	13	Wilber Corp	1,334	9
Shore Bancshares Inc	2,256	37	Wilshire Bancorp Inc	10,291	72
Sierra Bancorp	2,582	23	Wintrust Financial Corp	20,369	575
Signature Bank/New York NY (a)	1,562	49	Yadkin Valley Financial Corp	4,568	17

Simmons First National Corp	5,563	163			23,184

Smithtown Bancorp Inc	3,642	38
			Commercial Services (0.72%)
South Financial Group Inc/The	82,949	66	Collectors Universe	3,010	22
Southern Community Financial Corp/NC	13,075	30	Convergys Corp (a)	59,252	643
Southern Connecticut Bancorp Inc (a)	896	3	DynCorp International Inc (a)	2,976	51
Southside Bancshares Inc	2,303	48	First Advantage Corp (a)	2,067	36
Southwest Bancorp Inc/Stillwater OK	13,861	136	ICT Group Inc (a)	7,866	125
State Bancorp Inc/NY	500	4	Intersections Inc (a)	12,290	70
StellarOne Corp	10,426	111	Live Nation Inc (a)	68,789	458
Sterling Bancorp/NY	10,633	72	Mac-Gray Corp (a)	15,675	127
Sterling Bancshares Inc/TX	26,360	147	Perceptron Inc (a)	1,081	4
Sterling Financial Corp/WA	81,039	65	PHH Corp (a)	52,294	845
Suffolk Bancorp	729	20	Standard Parking Corp (a)	1,437	25
Sun Bancorp Inc/NJ (a)	22,902	93	StarTek Inc (a)	13,036	76
Superior Bancorp (a)	4,277	9	Steiner Leisure Ltd (a)	1,024	38

Susquehanna Bancshares Inc	78,808	434			2,520

SVB Financial Group (a)	7,474	308
SY Bancorp Inc	1,578	35	Commercial Services - Finance (0.18%)
			Advance America Cash Advance Centers Inc	1,070	5
Synovus Financial Corp	90,000	200

See accompanying notes

645

Schedule of Investments
SmallCap Value Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Services - Finance (continued)			Computers (0.01%)
Asset Acceptance Capital Corp (a)	5,752 $	42	Silicon Graphics International Corp (a)	7,084 $	42
Deluxe Corp	3,513	50
Dollar Financial Corp (a)	833	16	Computers - Integrated Systems (0.60%)
Euronet Worldwide Inc (a)	7,603	180	Agilysys Inc	22,730	107
Global Cash Access Holdings Inc (a)	866	5	Cray Inc (a)	2,188	16
Heartland Payment Systems Inc	5,967	73	Mercury Computer Systems Inc (a)	10,259	110
Jackson Hewitt Tax Service Inc	19,656	97	Micros Systems Inc (a)	63,466	1,708
MoneyGram International Inc (a)	31,200	93	MTS Systems Corp	2,184	58
Rewards Network Inc	987	11	Netscout Systems Inc (a)	719	9
Track Data Corp (a)	1,120	4	PAR Technology Corp (a)	8,396	46
Tree.com Inc (a)	4,986	39	Radisys Corp (a)	5,135	44

		615	Super Micro Computer Inc (a)	1,748	14

					2,112

Communications Software (0.09%)
Concurrent Computer Corp (a)	1,702	7	Computers - Memory Devices (0.25%)
Digi International Inc (a)	32,879	261	Datalink Corp (a)	200	1
DivX Inc (a)	5,875	28	Dataram Corp (a)	3,135	8
Seachange International Inc (a)	3,635	25	Hutchinson Technology Inc (a)	19,075	111

		321	Imation Corp	52,831	466

			Silicon Storage Technology Inc (a)	80,954	164
Computer Data Security (0.01%)
			SMART Modular Technologies WWH Inc (a)	28,468	116

SCM Microsystems Inc (a)	9,851	25
					866

Computer Graphics (0.03%)			Computers - Peripheral Equipment (0.18%)
Monotype Imaging Holdings Inc (a)	5,260	40	Astro-Med Inc	7,443	46
Trident Microsystems Inc (a)	40,500	76	Electronics for Imaging Inc (a)	37,992	443

		116	Franklin Electronic Publishers Inc (a)	6,000	15

			Key Tronic Corp (a)	6,891	16
Computer Services (1.17%)
Acorn Energy Inc (a)	448	3	Planar Systems Inc (a)	19,539	44
CACI International Inc (a)	38,560	1,836	Qualstar Corp	4,617	9
Ciber Inc (a)	114,097	367	Rimage Corp (a)	2,302	42

Computer Task Group Inc (a)	1,954	14			615

COMSYS IT Partners Inc (a)	3,133	21	Consulting Services (0.69%)
Dynamics Research Corp (a)	4,622	59	CRA International Inc (a)	3,080	76
Insight Enterprises Inc (a)	39,281	413	Franklin Covey Co (a)	5,272	28
Ness Technologies Inc (a)	6,327	42	Hackett Group Inc/The (a)	4,467	14
Perot Systems Corp (a)	8,569	257	LECG Corp (a)	3,997	14
Pomeroy IT Solutions Inc (a)	10,500	68	PDI Inc (a)	14,813	74
SRA International Inc (a)	31,229	586	Watson Wyatt Worldwide Inc	50,410	2,197

TechTeam Global Inc (a)	4,320	34			2,403

Tier Technologies Inc (a)	6,179	51
			Consumer Products - Miscellaneous (1.54%)
Tripos Inc (a)(b)(c)	100	-	American Greetings Corp	49,352	1,004
Unisys Corp (a)	12,158	354	AT Cross Co (a)	1,100	4
Virtusa Corp (a)	790	7	Blyth Inc	3,578	127

		4,112	Central Garden and Pet Co - A Shares (a)	16,846	159

Computer Software (0.07%)			CSS Industries Inc	11,863	241
Avid Technology Inc (a)	18,535	234	Helen of Troy Ltd (a)	22,878	523
Double-Take Software Inc (a)	345	3	Jarden Corp	28,137	771
Market Leader Inc (a)	2,508	5	Kid Brands Inc (a)	22,430	111

		242	Oil-Dri Corp of America	1,162	18

See accompanying notes

646

Schedule of Investments SmallCap Value Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Consumer Products - Miscellaneous (continued)			Distribution & Wholesale (continued)
Prestige Brands Holdings Inc (a)	66,778$	451	BMP Sunstone Corp (a)	3,658 $	13
Scotts Miracle-Gro Co/The	47,513	1,930	Brightpoint Inc (a)	24,499	181
WD-40 Co	1,121	35	Core-Mark Holding Co Inc (a)	8,466	232

		5,374	GTSI Corp (a)	6,697	50

			Houston Wire & Cable Co	2,331	28
Containers - Metal & Glass (0.04%)
Bway Holding Co (a)	2,418	43	Navarre Corp (a)	16,478	38
Silgan Holdings Inc	1,983	107	Owens & Minor Inc	10,119	414

		150	Pool Corp	3,098	61

			Scansource Inc (a)	8,150	207
Containers - Paper & Plastic (0.60%)			School Specialty Inc (a)	18,848	419
AEP Industries Inc (a)	80	3
			Tech Data Corp (a)	14,466	556
Graphic Packaging Holding Co (a)	241,349	553
			Titan Machinery Inc (a)	222	2
Mod-Pac Corp (a)	1,250	3
			United Stationers Inc (a)	3,518	166
Packaging Corp of America	69,068	1,262
			Watsco Inc	1,852	95

Rock-Tenn Co	1,068	47
					2,511

Temple-Inland Inc	14,295	221

		2,089	Diversified Manufacturing Operations (2.20%)

			Actuant Corp	95,703	1,494
Cosmetics & Toiletries (0.08%)			Acuity Brands Inc	3,503	111
Chattem Inc (a)	260	16
			American Biltrite Inc (a)	1	-
Elizabeth Arden Inc (a)	20,412	217
			Ameron International Corp	2,668	157
Inter Parfums Inc	2,580	32
			AO Smith Corp	34,281	1,359
Parlux Fragrances Inc (a)	12,179	24

			Barnes Group Inc	5,844	93
		289	Blount International Inc (a)	5,654	51

Data Processing & Management (0.18%)			Chase Corp	1,219	15
Acxiom Corp	13,082	150	Colfax Corp (a)	3,704	40
Bowne & Co Inc	12,260	80	EnPro Industries Inc (a)	8,536	193
CSG Systems International Inc (a)	3,077	50	Federal Signal Corp	16,320	100
Fair Isaac Corp	10,005	204	GP Strategies Corp (a)	1,912	13
infoGROUP Inc	3,614	24	Griffon Corp (a)	52,382	459
Schawk Inc	11,224	110	Koppers Holdings Inc	10,639	278

		618	Lydall Inc (a)	19,095	96

Dental Supplies & Equipment (0.59%)			Park-Ohio Holdings Corp (a)	3,995	25
Patterson Cos Inc (a)	80,894	2,065	Standex International Corp	11,881	209
			Synalloy Corp	580	5
Diagnostic Equipment (0.01%)			Teleflex Inc	35,103	1,746
Affymetrix Inc (a)	2,072	11	Tredegar Corp	23,641	322
Home Diagnostics Inc (a)	3,445	21	Trinity Industries Inc	55,543	938

		32			7,704

Direct Marketing (0.08%)			Diversified Minerals (0.02%)
Harte-Hanks Inc	20,020	235	AMCOL International Corp	2,370	62
Valuevision Media Inc (a)	17,821	57	United States Lime & Minerals Inc (a)	88	3

		292			65

Disposable Medical Products (0.00%)			Diversified Operations (0.06%)
Medical Action Industries Inc (a)	703	8	Compass Diversified Holdings	4,306	44
			Resource America Inc	8,860	34
Distribution & Wholesale (0.72%)			Zapata Corp (a)	20,139	138

Beacon Roofing Supply Inc (a)	1,732	25			216

BlueLinx Holdings Inc (a)	8,269	24

See accompanying notes

647

Schedule of Investments
SmallCap Value Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Operations & Commercial Services (0.12%)			Electronic Components - Miscellaneous
Avalon Holdings Corp (a)	3,917 $	10	(continued)
			LaBarge Inc (a)	632 $	7
Viad Corp	19,415	340
			Methode Electronics Inc	37,689	273
Volt Information Sciences Inc (a)	9,492	77

			OSI Systems Inc (a)	731	14
		427

			Plexus Corp (a)	3,877	98
Drug Detection Systems (0.02%)			Rogers Corp (a)	4,929	128
Caliper Life Sciences Inc (a)	23,802	53	Sanmina-SCI Corp (a)	11,000	71
			Sparton Corp (a)	3,894	16
E-Commerce - Products (0.01%)
			Stoneridge Inc (a)	1,200	9
Shutterfly Inc (a)	2,753	39
			Sypris Solutions Inc	37,541	116
E-Commerce - Services (0.05%)			Technitrol Inc	6,269	49
Internet Brands Inc (a)	25,659	191	Vishay Intertechnology Inc (a)	105,246	656

					3,128

Educational Software (0.04%)
			Electronic Components - Semiconductors (1.79%)
PLATO Learning Inc (a)	33,919	150
			Actel Corp (a)	16,949	202
			Applied Micro Circuits Corp (a)	102,954	805
Electric - Integrated (1.14%)
Allete Inc	10,037	340	AuthenTec Inc (a)	1,300	3
Avista Corp	12,549	238	AXT Inc (a)	17,552	41
Black Hills Corp	12,416	303	California Micro Devices Corp (a)	25,433	76
Central Vermont Public Service Corp	2,573	50	Ceva Inc (a)	625	6
CH Energy Group Inc	2,009	83	DSP Group Inc (a)	29,924	173
Cleco Corp	7,392	183	Fairchild Semiconductor International Inc (a)	69,314	518
El Paso Electric Co (a)	18,306	343	GSI Technology Inc (a)	4,389	16
Empire District Electric Co/The	10,915	197	Ikanos Communications Inc (a)	10,164	18
IDACORP Inc	19,487	547	Integrated Silicon Solution Inc (a)	36,969	129
Maine & Maritimes Corp	1,756	64	International Rectifier Corp (a)	9,214	168
MGE Energy Inc	3,644	128	IXYS Corp	5,014	34
NorthWestern Corp	12,317	297	Kopin Corp (a)	18,605	83
Otter Tail Corp	8,530	198	Lattice Semiconductor Corp (a)	141,983	271
Pike Electric Corp (a)	2,010	25	Microtune Inc (a)	5,283	9
PNM Resources Inc	18,772	201	MoSys Inc (a)	2,100	5
Portland General Electric Co	16,231	302	Omnivision Technologies Inc (a)	18,728	230
UIL Holdings Corp	10,105	260	QLogic Corp (a)	112,163	1,967
Unisource Energy Corp	8,021	232	Richardson Electronics Ltd/United States	21,255	120
Unitil Corp	200	4	Rovi Corp (a)	768	21

		3,995	Silicon Image Inc (a)	52,100	110

			Skyworks Solutions Inc (a)	86,474	902
Electric Products - Miscellaneous (0.43%)			Virage Logic Corp (a)	5,799	34
GrafTech International Ltd (a)	106,877	1,443	Volterra Semiconductor Corp (a)	6,483	90
Littelfuse Inc (a)	2,826	78	White Electronic Designs Corp (a)	5,236	23

		1,521	Zoran Corp (a)	23,908	212

Electronic Components - Miscellaneous (0.89%)					6,266

AVX Corp	4,128	47
			Electronic Design Automation (0.05%)
Bel Fuse Inc	6,692	121	Cogo Group Inc (a)	6,054	34
Benchmark Electronics Inc (a)	59,558	1,001	Mentor Graphics Corp (a)	17,695	129

Blonder Tongue Laboratories (a)	1,523	2			163

CTS Corp	57,074	511
Daktronics Inc	987	7	Electronic Measurement Instruments (0.07%)
IntriCon Corp (a)	448	2	Analogic Corp	1,022	38
			Cyberoptics Corp (a)	7,092	43

See accompanying notes

648

Schedule of Investments SmallCap Value Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Measurement Instruments			Enterprise Software & Services (continued)
(continued)			Tyler Technologies Inc (a)	47,917 $	911

FARO Technologies Inc (a)	375 $	6
					5,055

Keithley Instruments Inc	2,956	10
LeCroy Corp (a)	9,544	36	Entertainment Software (0.05%)
Measurement Specialties Inc (a)	8,079	62	Glu Mobile Inc (a)	9,761	10
MEMSIC Inc (a)	2,400	8	Take-Two Interactive Software Inc (a)	14,868	163
Zygo Corp (a)	8,148	56	THQ Inc (a)	3,400	18

		259			191

Electronic Parts Distribution (0.02%)			Environmental Consulting & Engineering (0.01%)
NU Horizons Electronics Corp (a)	13,881	54	TRC Cos Inc (a)	14,328	45

Electronic Security Devices (0.00%)			Environmental Monitoring & Detection (0.04%)
LoJack Corp (a)	580	3	Mine Safety Appliances Co	5,746	146
Vicon Industries Inc (a)	1,971	13

			E-Services - Consulting (0.04%)
		16

			Keynote Systems Inc	7,030	72
Electronics - Military (0.01%)			Perficient Inc (a)	6,690	54

Arotech Corp (a)	9,039	18			126

Merrimac Industries Inc (a)	717	5

			Fiduciary Banks (0.14%)
		23

			Boston Private Financial Holdings Inc	65,154	388
E-Marketing & Information (0.01%)			Wilmington Trust Corp	9,670	116

Digital River Inc (a)	1,105	25			504

Looksmart Ltd (a)	14,346	19

			Filtration & Separation Products (0.09%)
		44

			CLARCOR Inc	6,567	193
Energy - Alternate Sources (0.07%)			Mfri Inc (a)	5,284	36
Green Plains Renewable Energy Inc (a)	5,093	38	Polypore International Inc (a)	7,850	86

Headwaters Inc (a)	46,413	191			315

Ocean Power Technologies Inc (a)	627	4

			Finance - Auto Loans (0.28%)
		233

			AmeriCredit Corp (a)	54,716	966
Engineering - Research & Development Services (0.08%)			Credit Acceptance Corp (a)	108	3
EMCOR Group Inc (a)	10,117	239	United PanAm Financial Corp (a)	6,985	21

ENGlobal Corp (a)	257	1			990

National Technical Systems Inc	5,105	29
			Finance - Commercial (0.00%)
Servidyne Inc	471	1
			NewStar Financial Inc (a)	5,481	14
VSE Corp	187	8

		278	Finance - Consumer Loans (0.27%)

Engines - Internal Combustion (0.19%)			Asta Funding Inc	4,223	28
Briggs & Stratton Corp	35,855	670	Encore Capital Group Inc (a)	5,924	89
			First Marblehead Corp/The (a)	25,721	50
Enterprise Software & Services (1.44%)			Firstcity Financial Corp (a)	7,911	53
American Software Inc/Georgia	409	3	Nelnet Inc	24,882	349
Epicor Software Corp (a)	6,053	47	Ocwen Financial Corp (a)	17,245	188
JDA Software Group Inc (a)	6,489	129	Student Loan Corp	3,343	141
Lawson Software Inc (a)	11,514	73	World Acceptance Corp (a)	2,312	58

Mantech International Corp (a)	959	42			956

Omnicell Inc (a)	1,067	10
			Finance - Credit Card (0.03%)
Pervasive Software Inc (a)	10,278	50
			CompuCredit Holdings Corp (a)	32,600	107
Sybase Inc (a)	77,722	3,075
SYNNEX Corp (a)	27,787	715

See accompanying notes

649

Schedule of Investments
SmallCap Value Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker (1.11%)			Food - Canned (0.21%)
Cowen Group Inc (a)	11,768 $	89	Del Monte Foods Co	42,699 $	461
Diamond Hill Investment Group Inc (a)	67	4	Seneca Foods Corp (a)	2,072	58
E*Trade Financial Corp (a)	615,993	899	TreeHouse Foods Inc (a)	6,074	227

Evercore Partners Inc - Class A	1,738	57			746

International Assets Holding Corp (a)	6,306	113
			Food - Miscellaneous/Diversified (0.61%)
JMP Group Inc	3,589	30	American Italian Pasta Co (a)	1,393	38
KBW Inc (a)	2,647	74	B&G Foods Inc	4,780	37
Knight Capital Group Inc (a)	15,186	256	Cal-Maine Foods Inc	2,260	61
LaBranche & Co Inc (a)	25,791	71	Chiquita Brands International Inc (a)	49,953	809
MF Global Ltd (a)	205,040	1,460	Diamond Foods Inc	815	25
Oppenheimer Holdings Inc	1,278	33	Hain Celestial Group Inc (a)	23,982	421
Penson Worldwide Inc (a)	4,565	45	John B. Sanfilippo & Son Inc (a)	17,710	243
Piper Jaffray Cos (a)	9,271	430	M&F Worldwide Corp (a)	16,323	347
Sanders Morris Harris Group Inc	16,416	95	Monterey Gourmet Foods Inc (a)	11,732	31
SWS Group Inc	11,144	149	Seaboard Corp	63	85
Thomas Weisel Partners Group Inc (a)	10,006	45	Smart Balance Inc (a)	6,598	35

TradeStation Group Inc (a)	5,644	44			2,132

		3,894

			Food - Retail (0.26%)
Finance - Leasing Company (0.07%)			Great Atlantic & Pacific Tea Co (a)	5,600	56
California First National Bancorp	986	12	Ingles Markets Inc	3,223	50
Financial Federal Corp	8,143	166	Ruddick Corp	8,881	237
Marlin Business Services Corp (a)	6,332	43	Village Super Market Inc	74	2
MicroFinancial Inc	5,351	18	Weis Markets Inc	1,252	44

		239	Winn-Dixie Stores Inc (a)	46,448	515

Finance - Mortgage Loan/Banker (0.01%)					904

Delta Financial Corp (a)(b)	18,200	-
			Food - Wholesale & Distribution (0.26%)
Doral Financial Corp (a)	10,120	29	Fresh Del Monte Produce Inc (a)	30,557	663
Federal Agricultural Mortgage Corp	115	1	Nash Finch Co	3,673	106

		30	Spartan Stores Inc	10,639	151

Finance - Other Services (0.01%)					920

BGC Partners Inc	6,015	29
			Footwear & Related Apparel (0.79%)
			CROCS Inc (a)	18,119	110
Financial Guarantee Insurance (0.80%)
			Iconix Brand Group Inc (a)	49,029	572
Ambac Financial Group Inc	36,137	42
			Lacrosse Footwear Inc	986	12
Assured Guaranty Ltd	87,634	1,453
			Rocky Brands Inc (a)	3,672	30
MBIA Inc (a)	117,026	475
			Skechers U.S.A. Inc (a)	23,057	503
MGIC Investment Corp (a)	58,117	250
			Timberland Co/The (a)	9,095	147
PMI Group Inc/The	57,824	140
			Wolverine World Wide Inc	53,882	1,378

Radian Group Inc	74,300	430

					2,752

		2,790

			Funeral Services & Related Items (0.11%)
Fisheries (0.00%)
			Carriage Services Inc (a)	21,003	80
HQ Sustainable Maritime Industries Inc (a)	140	1
			Service Corp International/US	33,313	229
Food - Baking (0.03%)			Stewart Enterprises Inc	14,101	64

Flowers Foods Inc	4,187	98			373

Tasty Baking Co	2,060	13	Gambling (Non-Hotel) (0.11%)

		111	Lakes Entertainment Inc (a)	14,149	35

See accompanying notes

650

Schedule of Investments SmallCap Value Fund II October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gambling (Non-Hotel) (continued)			Hotels & Motels (continued)
Pinnacle Entertainment Inc (a)	41,330 $	349	Red Lion Hotels Corp (a)	31,701 $	151

		384			1,367

Gas - Distribution (0.71%)			Housewares (0.02%)
Chesapeake Utilities Corp	2,133	68	Lifetime Brands Inc	8,955	54
Laclede Group Inc/The	2,763	85
New Jersey Resources Corp	8,793	309	Human Resources (0.91%)
Nicor Inc	9,816	364	Barrett Business Services Inc	3,695	43
Northwest Natural Gas Co	6,754	282	CDI Corp	21,831	266
Piedmont Natural Gas Co Inc	20,017	466	Cross Country Healthcare Inc (a)	30,465	252
South Jersey Industries Inc	6,946	245	Edgewater Technology Inc (a)	10,657	30
Southwest Gas Corp	10,828	271	Heidrick & Struggles International Inc	5,545	152
WGL Holdings Inc	11,824	391	Hudson Highland Group Inc (a)	4,585	15

		2,481	Kelly Services Inc	33,462	371

			Kforce Inc (a)	14,704	172
Gold Mining (0.02%)
			Korn/Ferry International (a)	5,277	84
US Gold Corp (a)	31,294	84
			MPS Group Inc (a)	80,034	1,082
			On Assignment Inc (a)	28,303	171
Golf (0.02%)
Aldila Inc (a)	959	3	RCM Technologies Inc (a)	8,329	19
Callaway Golf Co	7,930	54	Spherion Corp (a)	82,739	410

		57	TrueBlue Inc (a)	10,867	131

					3,198

Hazardous Waste Disposal (0.03%)
Clean Harbors Inc (a)	255	14	Identification Systems - Development (0.27%)
EnergySolutions Inc	9,667	81	Brady Corp	13,280	359

		95	Checkpoint Systems Inc (a)	12,796	174

			Cogent Inc (a)	7,862	76
Health Care Cost Containment (0.00%)			L-1 Identity Solutions Inc (a)	54,157	320

MedQuist Inc	2,008	12
					929

Prospect Medical Holdings Inc (a)	1,375	5

		17	Industrial Audio & Video Products (0.01%)

			Ballantyne Strong Inc (a)	9,493	32
Heart Monitors (0.02%)			China Security & Surveillance Technology
Cardiac Science Corp (a)	24,283	85	Inc (a)	1,482	8

					40

Home Furnishings (0.39%)
American Woodmark Corp	2,261	45	Industrial Automation & Robots (0.35%)
Bassett Furniture Industries Inc	6,300	24	Cognex Corp	8,935	144
Ethan Allen Interiors Inc	3,103	39	Gerber Scientific Inc (a)	18,305	84
Flexsteel Industries	2,117	17	Hurco Cos Inc (a)	1,862	30
Furniture Brands International Inc (a)	87,980	374	Nordson Corp	18,170	959

Hooker Furniture Corp	3,770	48			1,217

Kimball International Inc	35,015	263	Industrial Gases (0.49%)
La-Z-Boy Inc	67,950	482	Airgas Inc	38,376	1,702
Sealy Corp (a)	8,931	26
Stanley Furniture Co Inc	6,633	52	Instruments - Controls (0.23%)

		1,370	Frequency Electronics Inc (a)	11,821	52

			Spectrum Control Inc (a)	17,089	144
Hotels & Motels (0.39%)
			Technology Research Corp	4,162	15
Gaylord Entertainment Co (a)	37,642	566
			Watts Water Technologies Inc	19,875	561
Lodgian Inc (a)	19,612	35
			Woodward Governor Co	1,893	45
Marcus Corp	9,427	110
Orient-Express Hotels Ltd	58,730	505

See accompanying notes

651

Schedule of Investments SmallCap Value Fund II October 31, 2009

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Instruments - Controls (continued)				Internet Security (continued)
X-Rite Inc (a)	359 $		1	VASCO Data Security International Inc (a)	8,476 $	51

			818			465

Instruments - Scientific (0.05%)				Internet Telephony (0.01%)
OI Corp	1,523		10	j2 Global Communications Inc (a)	845	17
Varian Inc (a)	3,174		163

			173	Investment Companies (1.15%)

				Allied Capital Corp	60,372	188
Internet Application Software (0.08%)
				American Capital Ltd	203,349	545
Lionbridge Technologies Inc (a)	18,461		39
				Apollo Investment Corp	176,027	1,584
RealNetworks Inc (a)	64,464		230

				Ares Capital Corp	23,726	248
			269

				Fifth Street Finance Corp	68,542	674
Internet Connectivity Services (0.02%)				Harris & Harris Group Inc (a)	4,889	21
Internap Network Services Corp (a)	13,533		43	Hercules Technology Growth Capital Inc	5,028	47
PC-Tel Inc (a)	4,186		25	MCG Capital Corp (a)	79,408	317

			68	Medallion Financial Corp	24,699	194

Internet Content - Entertainment (0.02%)				PennantPark Investment Corp	4,933	38
Alloy Inc (a)	10,833		71	Prospect Capital Corp	14,868	148
Atrinsic Inc (a)	6,388		7	Triangle Capital Corp	1,685	20

Here Media Inc - Special Shares (a)(b)(c)	3,700		-			4,024

Here Media Inc (a)(b)(c)	3,700		-	Investment Management & Advisory Services (0.35%)
Hollywood Media Corp (a)	3,985		6	Calamos Asset Management Inc	7,887	83

			84	Epoch Holding Corp	294	3

Internet Content - Information & News (0.07%)				GAMCO Investors Inc	661	28
Infospace Inc (a)	17,350		149	National Financial Partners Corp	44,480	362
LoopNet Inc (a)	8,816		77	Teton Advisors Inc	95	1
TechTarget Inc (a)	980		6	Virtus Investment Partners Inc (a)	5,386	79
TheStreet.com Inc	6,538		16	Waddell & Reed Financial Inc	24,184	679

			248	Westwood Holdings Group Inc	134	5

						1,240

Internet Financial Services (0.01%)
Online Resources Corp (a)	4,048		21	Lasers - Systems & Components (0.36%)
				Coherent Inc (a)	17,332	436
Internet Incubators (0.17%)				Cymer Inc (a)	5,676	194
Internet Capital Group Inc (a)	27,403		199	Electro Scientific Industries Inc (a)	27,175	297
ModusLink Global Solutions Inc (a)	35,512		292	Newport Corp (a)	37,866	282
Safeguard Scientifics Inc (a)	11,690		114	Rofin-Sinar Technologies Inc (a)	2,309	49

			605			1,258

Internet Infrastructure Equipment (0.14%)				Leisure & Recreation Products (0.22%)
Avocent Corp (a)	19,716		490	Brunswick Corp/DE	71,335	676
				GameTech International Inc (a)	627	1
Internet Infrastructure Software (0.11%)				Johnson Outdoors Inc	5,821	51
Openwave Systems Inc (a)	32,433		74	Multimedia Games Inc (a)	10,425	51

support.com Inc (a)	28,267		68			779

TIBCO Software Inc (a)	29,536		258

			400	Life & Health Insurance (1.07%)

				American Equity Investment Life Holding Co	48,253	317
Internet Security (0.13%)				Conseco Inc (a)	234,445	1,222
ActivIdentity Corp (a)	28,049		64	Delphi Financial Group Inc	27,979	607
Ipass Inc	29,910		39	FBL Financial Group Inc	22,146	446
SonicWALL Inc (a)	39,181		311	Independence Holding Co	8,329	46

See accompanying notes

652

Schedule of Investments SmallCap Value Fund II October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (continued)			Machinery Tools & Related Products
Kansas City Life Insurance Co	940$	25	(continued)
			K-Tron International Inc (a)	127 $	12
National Western Life Insurance Co	347	61
			Lincoln Electric Holdings Inc	41,137	1,952
Phoenix Cos Inc/The	170,029	541
			LS Starrett Co	180	2

Presidential Life Corp	25,072	234
					2,005

Universal American Corp/NY (a)	25,698	257

		3,756	Marine Services (0.02%)

			Great Lakes Dredge & Dock Corp	10,921	67
Linen Supply & Related Items (0.15%)
G&K Services Inc	17,038	377
			Medical - Biomedical/Gene (0.28%)
Unifirst Corp/MA	3,668	155

			American Oriental Bioengineering Inc (a)	8,608	34
		532

			Arqule Inc (a)	4,510	15
Machinery - Construction & Mining (0.32%)			Cambrex Corp (a)	537	3
Astec Industries Inc (a)	2,318	54	Celera Corp (a)	9,516	59
Bucyrus International Inc	24,386	1,083	Celldex Therapeutics Inc (a)	2,793	12

		1,137	Geron Corp (a)	5,075	31

Machinery - Electrical (0.43%)			Martek Biosciences Corp (a)	25,288	454
Baldor Electric Co	40,592	1,049	Maxygen Inc (a)	1,012	6
Franklin Electric Co Inc	3,455	94	Medicines Co/The (a)	3,261	24
Regal-Beloit Corp	7,817	367	PDL BioPharma Inc	20,000	168

		1,510	RTI Biologics Inc (a)	40,420	158

			SuperGen Inc (a)	4,648	11

Machinery - Farm (0.17%)
					975

Alamo Group Inc	10,156	139
Lindsay Corp	13,444	441	Medical - Drugs (0.30%)

		580	Biodel Inc (a)	248	1

			Hi-Tech Pharmacal Co Inc (a)	9,756	178
Machinery - General Industry (0.67%)			Infinity Pharmaceuticals Inc (a)	4,199	24
Albany International Corp	7,929	132
			KV Pharmaceutical Co (a)	16,778	64
Altra Holdings Inc (a)	5,933	52
			Lannett Co Inc (a)	4,209	28
Applied Industrial Technologies Inc	18,879	382
			Medicis Pharmaceutical Corp	12,333	261
Chart Industries Inc (a)	917	18
			Viropharma Inc (a)	66,894	504

DXP Enterprises Inc (a)	8,457	97
					1,060

Gardner Denver Inc	2,077	75
Gencor Industries Inc (a)	717	5	Medical - Generic Drugs (0.06%)
Intevac Inc (a)	2,150	22	Caraco Pharmaceutical Laboratories Ltd (a)	1,634	6
Kadant Inc (a)	12,788	165	Par Pharmaceutical Cos Inc (a)	10,142	213

Manitowoc Co Inc/The	10,400	95			219

Robbins & Myers Inc	55,476	1,287	Medical - HMO (0.63%)
Twin Disc Inc	3,232	30	Centene Corp (a)	7,857	140

		2,360	Healthspring Inc (a)	65,456	938

Machinery - Material Handling (0.09%)			Magellan Health Services Inc (a)	10,281	330
Columbus McKinnon Corp/NY (a)	10,171	168	Molina Healthcare Inc (a)	6,179	116
Key Technology Inc (a)	1,321	15	Triple-S Management Corp (a)	12,508	209
NACCO Industries Inc	2,399	143	WellCare Health Plans Inc (a)	17,868	467

		326			2,200

Machinery - Pumps (0.04%)			Medical - Hospitals (0.25%)
Tecumseh Products Co (a)	13,994	146	Dynacq Healthcare Inc (a)	172	1
			LifePoint Hospitals Inc (a)	25,701	728
Machinery Tools & Related Products (0.57%)			Medcath Corp (a)	16,731	137
Hardinge Inc	7,522	39

See accompanying notes

653

Schedule of Investments
SmallCap Value Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Hospitals (continued)			Medical Products (continued)
SunLink Health Systems Inc (a)	100 $	-	Greatbatch Inc (a)	6,309 $	124

		866	Hanger Orthopedic Group Inc (a)	2,862	40

			HealthTronics Inc (a)	32,418	74
Medical - Nursing Homes (0.27%)
Assisted Living Concepts Inc (a)	6,586	136	Invacare Corp	23,411	525
Kindred Healthcare Inc (a)	39,400	579	LeMaitre Vascular Inc (a)	3,493	15
National Healthcare Corp	993	36	Misonix Inc (a)	11,445	29
Odyssey HealthCare Inc (a)	3,707	52	Osteotech Inc (a)	24,298	105
Skilled Healthcare Group Inc (a)	3,851	31	SRI/Surgical Express Inc (a)	3,941	9
Sun Healthcare Group Inc (a)	12,090	110	TomoTherapy Inc (a)	9,899	33

		944	West Pharmaceutical Services Inc	20,201	797

			Zoll Medical Corp (a)	38,152	741

Medical - Outpatient & Home Medical Care (0.18%)					3,445

Allied Healthcare International Inc (a)	69,548	185
Amedisys Inc (a)	349	14	Metal - Aluminum (0.31%)
American Shared Hospital Services (a)	1,075	3	Century Aluminum Co (a)	62,318	540
Amsurg Corp (a)	4,267	90	Kaiser Aluminum Corp	13,427	537

Gentiva Health Services Inc (a)	6,726	161			1,077

NovaMed Inc (a)	5,580	23	Metal Processors & Fabrication (0.72%)
Res-Care Inc (a)	12,664	152	Ampco-Pittsburgh Corp	1,048	28

		628	CIRCOR International Inc	8,030	219

			Hawk Corp (a)	987	14
Medical Imaging Systems (0.04%)
Digirad Corp (a)	10,755	26	Haynes International Inc	4,076	115
Merge Healthcare Inc (a)	14,954	54	Kaydon Corp	41,544	1,454
Vital Images Inc (a)	4,825	55	Ladish Co Inc (a)	3,100	40

		135	LB Foster Co (a)	1,468	41

			Mueller Industries Inc	7,488	177
Medical Information Systems (0.03%)			NN Inc	12,179	54
AMICAS Inc (a)	38,576	122
			RTI International Metals Inc (a)	12,969	269
			Worthington Industries Inc	10,974	121

Medical Instruments (0.21%)
					2,532

Angiodynamics Inc (a)	22,356	337
Conmed Corp (a)	8,296	176	Metal Products - Distribution (0.08%)
ev3 Inc (a)	14,685	173	AM Castle & Co	17,495	197
Natus Medical Inc (a)	1,638	23	Lawson Products Inc/IL	831	13
Solta Medical Inc (a)	500	1	Olympic Steel Inc	2,981	75

Symmetry Medical Inc (a)	3,988	32			285

Urologix Inc (a)	6,896	8	Metal Products - Fasteners (0.01%)

		750	Chicago Rivet & Machine Co	269	3

Medical Laboratory & Testing Service (0.00%)			Eastern Co/The	1,865	30

Orchid Cellmark Inc (a)	5,015	8			33

			Miscellaneous Manufacturers (0.09%)
Medical Laser Systems (0.04%)
			American Railcar Industries Inc	5,564	56
Cutera Inc (a)	7,079	64
			FreightCar America Inc	1,726	41
Cynosure Inc (a)	6,300	63
			John Bean Technologies Corp	4,295	70
Iridex Corp (a)	996	2

			Movado Group Inc	12,491	131
		129

			NL Industries Inc	5,236	32

Medical Products (0.98%)					330

American Medical Systems Holdings Inc (a)	3,746	58
Cantel Medical Corp (a)	4,586	74
Cooper Cos Inc/The	29,321	821

See accompanying notes

654

Schedule of Investments
SmallCap Value Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Motion Pictures & Services (0.02%)			Office Furnishings - Original (0.07%)
Ascent Media Corp (a)	2,975 $	69	HNI Corp	1,780 $	47
			Kewaunee Scientific Corp	627	8
MRI - Medical Diagnostic Imaging (0.03%)			Steelcase Inc	33,574	194
Alliance HealthCare Services Inc (a)	466	3	Virco Manufacturing	4,847	13

Nighthawk Radiology Holdings Inc (a)	18,717	112			262

RadNet Inc (a)	570	1

			Office Supplies & Forms (0.11%)
		116

			ACCO Brands Corp (a)	23,117	140
Multi-Line Insurance (0.43%)			Ennis Inc	16,933	257

Eastern Insurance Holdings Inc	4,301	30			397

Horace Mann Educators Corp	49,061	610
			Oil - Field Services (1.79%)
National Security Group Inc	269	2
			Allis-Chalmers Energy Inc (a)	70,486	245
United Fire & Casualty Co	23,323	408
			Basic Energy Services Inc (a)	18,383	129
Unitrin Inc	23,351	458

			Boots & Coots Inc (a)	17,814	25
		1,508

			Cal Dive International Inc (a)	14,192	109
Multimedia (0.10%)			CARBO Ceramics Inc	343	20
4Kids Entertainment Inc (a)	10,120	18	Exterran Holdings Inc (a)	10,030	205
EW Scripps Co	25,300	161	Global Industries Ltd (a)	68,797	502
Journal Communications Inc	13,398	48	Helix Energy Solutions Group Inc (a)	31,040	426
Media General Inc	15,563	129	Hornbeck Offshore Services Inc (a)	15,232	370
WPT Enterprises Inc (a)	6,777	7	Key Energy Services Inc (a)	212,010	1,550

		363	Matrix Service Co (a)	4,189	37

Networking Products (0.71%)			Newpark Resources Inc (a)	22,049	67
3Com Corp (a)	129,994	668	Oil States International Inc (a)	50,011	1,723
Adaptec Inc (a)	112,952	360	Omni Energy Services Corp (a)	90	-
Anixter International Inc (a)	6,543	274	SEACOR Holdings Inc (a)	1,971	160
Black Box Corp	22,653	601	Superior Energy Services Inc (a)	10,500	227
Extreme Networks (a)	20,678	41	Superior Well Services Inc (a)	12,535	133
Hypercom Corp (a)	43,122	123	Tetra Technologies Inc (a)	15,890	150
Netgear Inc (a)	13,219	241	Trico Marine Services Inc/United States (a)	11,026	67
Performance Technologies Inc (a)	11,588	33	Union Drilling Inc (a)	9,471	72
Polycom Inc (a)	7,236	155	Willbros Group Inc (a)	3,200	42

Soapstone Networks Inc	6,090	4			6,259

		2,500	Oil & Gas Drilling (0.90%)

Night Clubs (0.01%)			Atlas Energy Inc	8,979	235
Rick's Cabaret International Inc (a)	5,779	42	Bronco Drilling Co Inc (a)	12,358	78
			Hercules Offshore Inc (a)	115,215	591
Non-Ferrous Metals (0.54%)			Parker Drilling Co (a)	61,332	319
Brush Engineered Materials Inc (a)	8,579	158	Pioneer Drilling Co (a)	39,099	262
Horsehead Holding Corp (a)	8,185	78	Unit Corp (a)	34,115	1,333
Thompson Creek Metals Co Inc (a)	117,640	1,198	Vantage Drilling Co (a)	201,650	333

USEC Inc (a)	120,044	463			3,151

		1,897

			Oil Company - Exploration & Production (2.64%)
Non-Hazardous Waste Disposal (0.91%)			Approach Resources Inc (a)	5,486	43
Casella Waste Systems Inc (a)	3,414	10	Arena Resources Inc (a)	38,322	1,428
Waste Connections Inc (a)	98,066	3,082	ATP Oil & Gas Corp (a)	20,336	352
Waste Services Inc (a)	14,866	97	Berry Petroleum Co	15,816	401

		3,189	Bill Barrett Corp (a)	32,942	1,021

			Concho Resources Inc/Midland TX (a)	37,551	1,431

See accompanying notes

655

Schedule of Investments SmallCap Value Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Oil Company - Exploration & Production			Paper & Related Products (continued)

(continued)			Wausau Paper Corp	4,133 $	36

Double Eagle Petroleum Co (a)	700$	3
					2,299

Endeavour International Corp (a)	2,012	2

GeoMet Inc (a)	16,119	30	Patient Monitoring Equipment (0.01%)

Georesources Inc (a)	2,355	26	Aspect Medical Systems Inc (a)	3,550	43

GMX Resources Inc (a)	59,775	761
			Pharmacy Services (0.04%)
Goodrich Petroleum Corp (a)	3,005	77
			BioScrip Inc (a)	17,289	130
Gran Tierra Energy Inc (a)	29,340	140

Harvest Natural Resources Inc (a)	27,761	153	Curative Health Services Inc (a)(b)(c)	4,500	-

HKN Inc (a)	4,891	16			130

Mariner Energy Inc (a)	5,995	76
			Photo Equipment & Supplies (0.09%)
Penn Virginia Corp	30,979	627
			Eastman Kodak Co	82,440	309
Petroleum Development Corp (a)	10,857	181

Petroquest Energy Inc (a)	109,047	669	Physical Therapy & Rehabilitation Centers (0.06%)

Rex Energy Corp (a)	19,795	160	Psychiatric Solutions Inc (a)	2,322	48

Rosetta Resources Inc (a)	25,922	351	RehabCare Group Inc (a)	7,320	137

St Mary Land & Exploration Co	8,191	279	US Physical Therapy Inc (a)	1,481	21

Stone Energy Corp (a)	26,662	409			206

Swift Energy Co (a)	25,512	540
			Physician Practice Management (0.52%)
Vaalco Energy Inc (a)	11,574	49
			American Dental Partners Inc (a)	7,632	91
Venoco Inc (a)	627	8

			Healthways Inc (a)	4,853	78
		9,233

			Mednax Inc (a)	31,855	1,654

Oil Field Machinery & Equipment (0.38%)			OCA Inc (a)(b)(c)	1,600	-

Bolt Technology Corp (a)	1,420	15			1,823

Complete Production Services Inc (a)	73,487	700
			Pipelines (0.08%)
Gulf Island Fabrication Inc	7,772	149
			Crosstex Energy Inc	50,071	281
Lufkin Industries Inc	375	21

Mitcham Industries Inc (a)	2,906	21
			Platinum (0.03%)

NATCO Group Inc (a)	2,380	104	Stillwater Mining Co (a)	14,548	90
Natural Gas Services Group Inc (a)	3,983	67

T-3 Energy Services Inc (a)	11,979	240	Power Converter & Supply Equipment (0.06%)

		1,317	Advanced Energy Industries Inc (a)	7,695	94

Oil Refining & Marketing (0.21%)			C&D Technologies Inc (a)	4,488	8

Alon USA Energy Inc	9,435	79	Espey Manufacturing & Electronics Corp	53	1

CVR Energy Inc (a)	27,472	289	Evergreen Solar Inc (a)	5,700	8

Delek US Holdings Inc	21,547	146	Magnetek Inc (a)	5,063	7

Western Refining Inc (a)	38,220	214	PowerSecure International Inc (a)	10,120	84

		728			202

Paper & Related Products (0.66%)			Precious Metals (0.50%)

Boise Inc (a)	50,229	240	Coeur d'Alene Mines Corp (a)	86,741	1,742

Buckeye Technologies Inc (a)	31,901	286
			Printing - Commercial (0.10%)
Clearwater Paper Corp (a)	1,337	61
			Cenveo Inc (a)	22,087	156
Domtar Corp (a)	17,674	740
			Champion Industries Inc/WV	10,371	19
Glatfelter	29,373	311
			Consolidated Graphics Inc (a)	6,581	132
KapStone Paper and Packaging Corp (a)	24,912	173
			Multi-Color Corp	218	3
Mercer International Inc (a)	19,800	42
			Tufco Technologies Inc (a)	1,165	3
Neenah Paper Inc	3,941	41
			Valassis Communications Inc (a)	1,882	34

Schweitzer-Mauduit International Inc	7,153	369
					347

See accompanying notes

656

Schedule of Investments
SmallCap Value Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Private Corrections (0.03%)			Publishing - Books (0.58%)
Cornell Cos Inc (a)	4,586 $	105	Courier Corp	2,482 $	37
			John Wiley & Sons Inc	32,512	1,145
Property & Casualty Insurance (3.05%)			Scholastic Corp	34,729	864

21st Century Holding Co	3,672	17			2,046

Affirmative Insurance Holdings Inc	6,896	28
			Publishing - Newspapers (0.06%)
American Physicians Capital Inc	1,407	40
			AH Belo Corp	13,917	57
American Physicians Service Group Inc	1,452	35
			Lee Enterprises Inc (a)	22,100	68
American Safety Insurance Holdings Ltd (a)	4,214	62
			McClatchy Co/The	35,200	99

Amerisafe Inc (a)	2,798	52
					224

Amtrust Financial Services Inc	4,271	48
Baldwin & Lyons Inc	12,677	289	Publishing - Periodicals (0.01%)
CNA Surety Corp (a)	33,716	488	CTM Media Holdings Inc - Class A (a)	329	-
Donegal Group Inc	17,774	260	CTM Media Holdings Inc - Class B (a)	13,980	11
EMC Insurance Group Inc	11,053	227	Primedia Inc	3,125	8

Employers Holdings Inc	12,729	189			19

Enstar Group Ltd (a)	843	51	Quarrying (0.02%)
First Acceptance Corp (a)	19,254	42	Compass Minerals International Inc	1,033	64
First Mercury Financial Corp	9,812	125
FPIC Insurance Group Inc (a)	5,145	174	Racetracks (0.67%)
Hallmark Financial Services (a)	16,169	124	Churchill Downs Inc	2,615	82
Hanover Insurance Group Inc/The	55,254	2,324	Dover Motorsports Inc	3,447	5
Harleysville Group Inc	4,091	128	International Speedway Corp	71,779	1,831
HCC Insurance Holdings Inc	83,373	2,200	Speedway Motorsports Inc	31,721	429

Infinity Property & Casualty Corp	8,732	338			2,347

Investors Title Co	627	19	Radio (0.07%)
Meadowbrook Insurance Group Inc	56,774	382	Beasley Broadcasting Group Inc	5,597	19
Mercer Insurance Group Inc	6,113	114	Cumulus Media Inc (a)	15,248	32
National Interstate Corp	1,370	25	Entercom Communications Corp	18,047	128
Navigators Group Inc (a)	1,802	96	Saga Communications Inc (a)	3,426	44
NYMAGIC Inc	7,791	111	Salem Communications Corp (a)	3,296	10

OneBeacon Insurance Group Ltd	10,356	123			233

PMA Capital Corp (a)	49,180	235
ProAssurance Corp (a)	5,855	294	Real Estate Management & Services (0.30%)
			Jones Lang LaSalle Inc	21,673	1,015
RLI Corp	3,330	166
			United Capital Corp (a)	1,702	31

Safety Insurance Group Inc	11,520	386
					1,046

SeaBright Insurance Holdings Inc (a)	14,617	163
Selective Insurance Group	18,153	278	Real Estate Operator & Developer (0.23%)
Specialty Underwriters' Alliance Inc (a)	4,854	33	Avatar Holdings Inc (a)	6,000	98
State Auto Financial Corp	25,497	415	California Coastal Communities Inc (a)	9,672	8
Stewart Information Services Corp	9,821	88	Forest City Enterprises Inc	24,281	212
Tower Group Inc	1,037	25	Forestar Group Inc (a)	4,346	64
Unico American Corp	5,796	58	Hilltop Holdings Inc (a)	34,464	408
United America Indemnity Ltd (a)	8,341	58	Stratus Properties Inc (a)	538	5
Zenith National Insurance Corp	12,533	358	Thomas Properties Group Inc	8,796	27

		10,668			822

Protection - Safety (0.01%)			Recreational Centers (0.03%)
Landauer Inc	815	42	Life Time Fitness Inc (a)	5,270	114
Mace Security International Inc (a)	10,657	9

		51

See accompanying notes

657

Schedule of Investments
SmallCap Value Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Recreational Vehicles (0.01%)			REITS - Hotels (continued)
Arctic Cat Inc	6,673 $	40	FelCor Lodging Trust Inc	25,078 $	79
			LaSalle Hotel Properties	42,616	732
Recycling (0.01%)			Strategic Hotels & Resorts Inc	58,200	103
Metalico Inc (a)	9,554	39	Sunstone Hotel Investors Inc	9,142	69

					1,679

Reinsurance (1.70%)
Argo Group International Holdings Ltd (a)	25,996	883	REITS - Manufactured Homes (0.03%)
Aspen Insurance Holdings Ltd	40,363	1,041	Equity Lifestyle Properties Inc	1,130	53
Flagstone Reinsurance Holdings Ltd	42,581	466	Sun Communities Inc	2,368	41
Greenlight Capital Re Ltd (a)	4,102	77	UMH Properties Inc	1,510	11

Maiden Holdings Ltd	6,725	47			105

Max Capital Group Ltd	32,568	672	REITS - Mortgage (1.62%)
Montpelier Re Holdings Ltd ADR	75,658	1,223	American Capital Agency Corp	1,727	45
Platinum Underwriters Holdings Ltd	12,749	456	Anthracite Capital Inc	58,200	42
Validus Holdings Ltd	42,653	1,079	Anworth Mortgage Asset Corp	34,074	243

		5,944	Capstead Mortgage Corp	9,370	123

REITS - Apartments (0.20%)			Chimera Investment Corp	447,780	1,563
American Campus Communities Inc	6,395	173	Dynex Capital Inc	2,558	21
Education Realty Trust Inc	8,094	41	Hatteras Financial Corp	9,778	275
Home Properties Inc	6,148	241	iStar Financial Inc	44,420	93
Mid-America Apartment Communities Inc	1,985	87	MFA Mortgage Investments Inc	352,549	2,616
Post Properties Inc	9,482	156	NorthStar Realty Finance Corp	26,491	93

		698	RAIT Financial Trust	39,100	72

			Redwood Trust Inc	26,796	373
REITS - Diversified (0.33%)
			Starwood Property Trust Inc	4,500	91
Colonial Properties Trust	5,979	63
			Walter Investment Management Corp	2,282	30

Cousins Properties Inc	8,930	65
					5,680

DuPont Fabros Technology Inc	2,605	39
Entertainment Properties Trust	9,638	328	REITS - Office Property (0.36%)
Gladstone Commercial Corp	1,976	25	BioMed Realty Trust Inc	23,984	325
Investors Real Estate Trust	17,225	144	Franklin Street Properties Corp	22,225	240
Lexington Realty Trust	21,421	90	Highwoods Properties Inc	14,953	411
Mission West Properties Inc	4,139	28	Kilroy Realty Corp	6,219	172
Potlatch Corp	2,741	77	Parkway Properties Inc/Md	7,016	124

PS Business Parks Inc	1,757	86			1,272

Washington Real Estate Investment Trust	7,409	198	REITS - Regional Malls (0.09%)

		1,143	CBL & Associates Properties Inc	17,343	141

REITS - Healthcare (0.37%)			Glimcher Realty Trust	13,200	36
Healthcare Realty Trust Inc	8,455	176	Pennsylvania Real Estate Investment Trust	18,441	135

LTC Properties Inc	12,505	297			312

Medical Properties Trust Inc	31,143	249	REITS - Shopping Centers (0.39%)
National Health Investors Inc	3,599	108	Acadia Realty Trust	4,425	70
Omega Healthcare Investors Inc	19,620	298	Cedar Shopping Centers Inc	5,000	30
Senior Housing Properties Trust	7,634	147	Developers Diversified Realty Corp	43,002	370
Universal Health Realty Income Trust	1,156	37	Equity One Inc	22,881	341

		1,312	Inland Real Estate Corp	32,056	275

REITS - Hotels (0.48%)			Kite Realty Group Trust	20,420	76
Ashford Hospitality Trust Inc	19,600	75	Saul Centers Inc	557	17
DiamondRock Hospitality Co	81,636	621	Tanger Factory Outlet Centers	2,490	95

See accompanying notes

658

Schedule of Investments SmallCap Value Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Shopping Centers (continued)			Retail - Apparel & Shoe (continued)
Urstadt Biddle Properties Inc	6,850 $	101	Cato Corp/The	9,570 $	189

		1,375	Charming Shoppes Inc (a)	109,167	495

			Childrens Place Retail Stores Inc/The (a)	2,779	87
REITS - Single Tenant (0.18%)
Agree Realty Corp	1,649	39	Christopher & Banks Corp	18,658	114
Getty Realty Corp	2,323	57	Collective Brands Inc (a)	11,729	218
National Retail Properties Inc	27,516	533	dELiA*s Inc (a)	5,815	12

		629	Destination Maternity Corp (a)	2,150	43

			Dress Barn Inc (a)	13,931	251
REITS - Storage (0.14%)			DSW Inc (a)	2,551	49
Extra Space Storage Inc	17,284	165
			Finish Line Inc/The	29,758	302
Sovran Self Storage Inc	8,552	258
			Foot Locker Inc	17,631	185
U-Store-It Trust	11,436	65

			Genesco Inc (a)	11,012	287
		488	Gymboree Corp (a)	3,042	130

REITS - Warehouse & Industrial (0.15%)			HOT Topic Inc (a)	4,086	31
DCT Industrial Trust Inc	29,411	133	Kenneth Cole Productions Inc	5,709	54
EastGroup Properties Inc	4,320	159	Liz Claiborne Inc	24,593	141
First Industrial Realty Trust Inc	15,700	68	Men's Wearhouse Inc	18,966	439
First Potomac Realty Trust	10,102	115	New York & Co Inc (a)	12,730	56
Monmouth Real Estate Investment Corp	4,775	33	Pacific Sunwear Of California (a)	39,567	239

		508	Phillips-Van Heusen Corp	52,185	2,095

Rental - Auto & Equipment (1.07%)			Shoe Carnival Inc (a)	9,259	139
Aaron's Inc	48,030	1,203	Stage Stores Inc	49,641	586
Avis Budget Group Inc (a)	85,836	721	Stein Mart Inc (a)	1,131	11
Dollar Thrifty Automotive Group Inc (a)	29,704	550	Syms Corp (a)	5,642	40
Electro Rent Corp	21,490	230	Tween Brands Inc (a)	13,365	113

H&E Equipment Services Inc (a)	18,329	194			6,930

Mcgrath Rentcorp	3,007	59	Retail - Appliances (0.02%)
Rent-A-Center Inc/TX (a)	18,937	348	Conn's Inc (a)	8,314	52
United Rentals Inc (a)	44,858	426

		3,731	Retail - Arts & Crafts (0.01%)

			AC Moore Arts & Crafts Inc (a)	7,543	36
Research & Development (0.04%)
Albany Molecular Research Inc (a)	11,226	91	Retail - Auto Parts (0.21%)
Kendle International Inc (a)	2,711	46	Coast Distribution System/CA	2,597	8

		137	PEP Boys-Manny Moe & Jack	82,382	722

Resorts & Theme Parks (0.10%)					730

Bluegreen Corp (a)	29,731	85	Retail - Automobile (0.60%)
Great Wolf Resorts Inc (a)	39,582	132	America's Car-Mart Inc (a)	935	19
Vail Resorts Inc (a)	4,259	147	Asbury Automotive Group Inc (a)	28,345	276

		364	Group 1 Automotive Inc	22,401	570

Respiratory Products (0.01%)			Lithia Motors Inc	20,316	170
Allied Healthcare Products (a)	5,732	31	Penske Auto Group Inc	26,007	407
			Rush Enterprises Inc - Class A (a)	30,641	335
Retail - Apparel & Shoe (1.98%)			Rush Enterprises Inc - Class B (a)	11,163	102
AnnTaylor Stores Corp (a)	7,514	97	Sonic Automotive Inc	25,642	229

Brown Shoe Co Inc	45,422	471			2,108

Buckle Inc/The	466	14
			Retail - Bookstore (0.03%)
Cache Inc (a)	4,557	22
			Barnes & Noble Inc	100	2
Casual Male Retail Group Inc (a)	8,060	20
			Books-A-Million Inc	2,254	20

See accompanying notes

659

Schedule of Investments
SmallCap Value Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Bookstore (continued)			Retail - Mail Order (0.03%)
Borders Group Inc (a)	34,245 $	66	Sport Supply Group Inc	10,372 $	107

		88

			Retail - Major Department Store (0.14%)
Retail - Computer Equipment (0.09%)
			Saks Inc (a)	86,336	484
PC Connection Inc (a)	30,354	178
PC Mall Inc (a)	7,807	55	Retail - Miscellaneous/Diversified (0.01%)
Systemax Inc (a)	6,059	82	Gaiam Inc (a)	1,994	13

		315	Hastings Entertainment Inc/United States (a)	1,165	5

Retail - Consumer Electronics (0.01%)					18

Rex Stores Corp (a)	2,026	25	Retail - Office Supplies (0.12%)
			Office Depot Inc (a)	52,195	316
Retail - Convenience Store (0.13%)
			OfficeMax Inc	10,446	119

Casey's General Stores Inc	7,756	245
					435

Pantry Inc/The (a)	12,493	176
Susser Holdings Corp (a)	1,664	20	Retail - Pawn Shops (0.35%)

		441	Cash America International Inc	4,351	132

			First Cash Financial Services Inc (a)	63,826	1,096

Retail - Discount (0.55%)
					1,228

99 Cents Only Stores (a)	1,292	15
BJ's Wholesale Club Inc (a)	44,611	1,563	Retail - Perfume & Cosmetics (0.02%)
Duckwall-ALCO Stores Inc (a)	5,911	100	Sally Beauty Holdings Inc (a)	10,085	68
Fred's Inc	11,109	132
			Retail - Petroleum Products (0.06%)
Tuesday Morning Corp (a)	31,623	102

			World Fuel Services Corp	3,917	199
		1,912

Retail - Drug Store (0.04%)			Retail - Regional Department Store (0.27%)
Allion Healthcare Inc (a)	23,165	149	Bon-Ton Stores Inc/The	2,508	23
			Dillard's Inc	60,546	825
Retail - Fabric Store (0.08%)			Retail Ventures Inc (a)	17,606	113

Jo-Ann Stores Inc (a)	9,943	265			961

Retail - Hair Salons (0.55%)			Retail - Restaurants (0.61%)
Regis Corp	117,505	1,908	AFC Enterprises Inc (a)	5,448	44
			Benihana Inc (a)	1,569	8
Retail - Home Furnishings (0.13%)			Benihana Inc (a)	269	2
Cost Plus Inc (a)	8,418	19	Bob Evans Farms Inc	8,101	213
Haverty Furniture Cos Inc	15,859	192	California Pizza Kitchen Inc (a)	5,070	66
Kirkland's Inc (a)	15,133	190	Cracker Barrel Old Country Store Inc	5,858	194
Pier 1 Imports Inc (a)	17,642	62	Denny's Corp (a)	25,700	56

		463	DineEquity Inc	16,829	356

			Domino's Pizza Inc (a)	4,851	36
Retail - Jewelry (0.06%)
Lazare Kaplan International Inc (a)(b)	8,585	21	Einstein Noah Restaurant Group Inc (a)	75	1
Zale Corp (a)	36,358	172	Frisch's Restaurants Inc	448	10

		193	J Alexander's Corp	4,747	20

			Landry's Restaurants Inc (a)	4,388	48
Retail - Leisure Products (0.10%)			Luby's Inc (a)	21,761	78
MarineMax Inc (a)	19,342	132
			McCormick & Schmick's Seafood
Steinway Musical Instruments (a)	1,200	14	Restaurants Inc (a)	4,418	27
West Marine Inc (a)	26,403	201	Morton's Restaurant Group Inc (a)	10,804	40

		347	O'Charleys Inc (a)	21,597	151

			Papa John's International Inc (a)	923	21
			Red Robin Gourmet Burgers Inc (a)	11,173	187

See accompanying notes

660

Schedule of Investments SmallCap Value Fund II October 31, 2009

	Shares	Value		Shares	Value

	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Retail - Restaurants (continued)			Savings & Loans - Thrifts (continued)

Ruby Tuesday Inc (a)	22,087$	147	CFS Bancorp Inc	11,190 $		53

Ruth's Hospitality Group Inc (a)	808	2	Citizens Community Bancorp Inc/WI	2,150		9

Sonic Corp (a)	1,196	11	Citizens South Banking Corp	7,821		47

Steak N Shake Co/The (a)	28,510	332	Clifton Savings Bancorp Inc	2,056		19

Wendy's/Arby's Group Inc	18,478	73	Cooperative Bankshares Inc (a)(b)	26		-

		2,123	Danvers Bancorp Inc	49,342		677

			Dime Community Bancshares	8,649		95
Retail - Sporting Goods (0.25%)

Big 5 Sporting Goods Corp	704	10	ESB Financial Corp	2,093		24

Cabela's Inc (a)	61,504	773	ESSA Bancorp Inc	8,084		97

Gander Mountain Co (a)	13,363	67	First Defiance Financial Corp	8,665		125

Golfsmith International Holdings Inc (a)	579	1	First Federal Bancshares of Arkansas Inc	448		2

Sport Chalet Inc - Class A (a)	5,105	9	First Financial Holdings Inc	7,667		103

Sport Chalet Inc - Class B (a)	717	2	First Financial Northwest Inc	7,512		44

Zumiez Inc (a)	319	4	First Keystone Financial Inc (a)	90		1

		866	First Pactrust Bancorp Inc	180		1

			First Place Financial Corp/OH	17,717		54

Retail - Toy Store (0.01%)			Flushing Financial Corp	22,445		252
Build-A-Bear Workshop Inc (a)	9,368	49
			Fox Chase Bancorp Inc (a)	1,370		14

			Hampden Bancorp Inc	448		5
Retirement & Aged Care (0.12%)
			HF Financial Corp	4,179		44
Brookdale Senior Living Inc	14,675	247
			HMN Financial Inc (a)	180		1
Capital Senior Living Corp (a)	18,332	97
			Home Bancorp Inc (a)	2,033		24
Five Star Quality Care Inc (a)	11,156	39
			Home Federal Bancorp Inc/ID	9,450		109
Sunrise Senior Living Inc (a)	5,620	23

			HopFed Bancorp Inc	800		8
		406

			Investors Bancorp Inc (a)	7,332		79

Rubber - Tires (0.12%)			Kearny Financial Corp	3,568		35

Cooper Tire & Rubber Co	27,099	414	Legacy Bancorp Inc/MA	8,312		79

			LSB Corp	4,695		49
Rubber & Plastic Products (0.04%)
			Meridian Interstate Bancorp Inc (a)	1,254		11
Myers Industries Inc	17,745	156
			Meta Financial Group Inc	3,224		68

Satellite Telecommunications (0.11%)			MutualFirst Financial Inc	1,041		7

EchoStar Holding Corp (a)	8,877	161	NASB Financial Inc	824		20

Loral Space & Communications Inc (a)	8,955	237	New Hampshire Thrift Bancshares Inc	896		8

		398	NewAlliance Bancshares Inc	84,528		937

			Northeast Community Bancorp Inc	2,597		17
Savings & Loans - Thrifts (2.54%)
			Northfield Bancorp Inc	2,819		35
Abington Bancorp Inc	11,561	79
			Northwest Bancorp Inc	4,797		106
Ameriana Bancorp	2,687	9
			OceanFirst Financial Corp	5,244		50
Anchor Bancorp Wisconsin Inc	8,597	7
			Oritani Financial Corp	462		6
Astoria Financial Corp	71,860	717
			Pacific Premier Bancorp Inc (a)	4,978		19
B of I Holding Inc (a)	3,672	31
			Parkvale Financial Corp	3,314		30
BankAtlantic Bancorp Inc	27,973	41
			Provident Financial Holdings Inc	5,194		36
BankFinancial Corp	10,457	99
			Provident Financial Services Inc	64,774		696
Beneficial Mutual Bancorp Inc (a)	4,695	43
			Provident New York Bancorp	27,522		235
Berkshire Hills Bancorp Inc	8,126	167
			Riverview Bancorp Inc	11,395		37
Brookline Bancorp Inc	15,817	155
			Rockville Financial Inc	1,820		19
Brooklyn Federal Bancorp Inc	378	5
			Rome Bancorp Inc	6,179		51
Camco Financial Corp	7,465	14
			Territorial Bancorp Inc (a)	3,675		61
Cape Bancorp Inc (a)	2,673	19
			TF Financial Corp	1,165		22
Carver Bancorp Inc	359	2

See accompanying notes

661

Schedule of Investments

SmallCap Value Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Savings & Loans - Thrifts (continued)			Shipbuilding (0.03%)

TierOne Corp (a)	2,447 $	5	Todd Shipyards Corp	5,722 $	95

Timberland Bancorp Inc/WA	7,281	33

United Community Financial Corp/OH (a)	23,899	36	Silver Mining (0.03%)

United Financial Bancorp Inc	22,213	285	Hecla Mining Co (a)	26,730	110

United Western Bancorp Inc	3,403	12
			Steel - Producers (0.03%)
Washington Federal Inc	142,238	2,439
			Friedman Industries	2,777	16
Waterstone Financial Inc (a)	3,349	11
			Shiloh Industries Inc (a)	17,081	77

Westfield Financial Inc	20,825	168

					93

		8,898

			Steel - Specialty (0.02%)
Seismic Data Collection (0.13%)
			Universal Stainless & Alloy (a)	5,423	82
Dawson Geophysical Co (a)	7,148	173

Geokinetics Inc (a)	1,580	25	Steel Pipe & Tube (0.38%)

ION Geophysical Corp (a)	59,999	230	Furmanite Corp (a)	2,955	11

OYO Geospace Corp (a)	929	24	Mueller Water Products Inc - Class A	84,111	377

		452	Northwest Pipe Co (a)	7,273	219

Semiconductor Component - Integrated Circuits (0.63%)			Valmont Industries Inc	9,830	710

Anadigics Inc (a)	717	2			1,317

Emulex Corp (a)	1,564	16	Storage & Warehousing (0.12%)

Exar Corp (a)	14,270	98	Mobile Mini Inc (a)	28,054	407
Integrated Device Technology Inc (a)	76,892	452

Micrel Inc	18,168	136	Sugar (0.04%)

Pericom Semiconductor Corp (a)	11,774	111	Imperial Sugar Co	9,793	122

Sigma Designs Inc (a)	1,722	21

Standard Microsystems Corp (a)	2,061	40	Telecommunication Equipment (0.97%)

Techwell Inc (a)	310	3	ADC Telecommunications Inc (a)	11,460	74

TriQuint Semiconductor Inc (a)	244,033	1,315	Adtran Inc	5,834	134

		2,194	Anaren Inc (a)	4,129	60

			Arris Group Inc (a)	13,168	135

Semiconductor Equipment (1.07%)			Communications Systems Inc	8,199	90
Aetrium Inc (a)	352	1
			CPI International Inc (a)	4,091	41
Amtech Systems Inc (a)	4,345	23
			Ditech Networks Inc (a)	25,522	33
ATMI Inc (a)	3,256	49
			Nice Systems Ltd ADR (a)	67,255	2,083
Brooks Automation Inc (a)	52,480	361
			Occam Networks Inc (a)	2,060	6
Cabot Microelectronics Corp (a)	6,544	209
			OpNext Inc (a)	21,260	52
Cascade Microtech Inc (a)	7,781	42
			Plantronics Inc	7,595	183
Cohu Inc	15,700	179
			Preformed Line Products Co	45	2
Entegris Inc (a)	60,938	229
			Sonus Networks Inc (a)	28,695	55
Mattson Technology Inc (a)	8,900	19
			Symmetricom Inc (a)	39,694	190
MKS Instruments Inc (a)	38,270	598
			Tekelec (a)	6,391	96
Nanometrics Inc (a)	20,328	167
			Tollgrade Communications Inc (a)	13,191	79
Photronics Inc (a)	57,662	241
			Utstarcom Inc (a)	40,835	74
Rudolph Technologies Inc (a)	21,658	137
			XETA Technologies Inc (a)	7,545	19

Semitool Inc (a)	4,641	33
					3,406

Ultra Clean Holdings (a)	1,369	8

Varian Semiconductor Equipment			Telecommunication Equipment - Fiber Optics (0.22%)
Associates Inc (a)	49,025	1,392	Ciena Corp (a)	8,679	102

Veeco Instruments Inc (a)	1,803	44	Clearfield Inc (a)	1,467	5

		3,732	Harmonic Inc (a)	4,899	26

			Oplink Communications Inc (a)	9,415	139

See accompanying notes

662

Schedule of Investments SmallCap Value Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Telecommunication Equipment - Fiber Optics			Tobacco (0.15%)

(continued)			Alliance One International Inc (a)	16,175 $	71
Optical Cable Corp (a)	5,568$	17
			Universal Corp/VA	11,149	464

Sycamore Networks Inc (a)	172,542	492

					535

		781

			Tools - Hand Held (0.00%)

Telecommunication Services (0.13%)			QEP Co Inc (a)	359	2
Consolidated Communications Holdings Inc	2,610	36

Harris Stratex Networks Inc (a)	18,912	119	Toys (0.13%)

Iowa Telecommunications Services Inc	12,529	147	Jakks Pacific Inc (a)	30,459	433

Knology Inc (a)	4,426	45	Leapfrog Enterprises Inc (a)	3,200	11

MasTec Inc (a)	3,437	41			444

Orbcomm Inc (a)	15,497	37
			Transactional Software (0.00%)
Premiere Global Services Inc (a)	3,247	24
			Synchronoss Technologies Inc (a)	526	6
USA Mobility Inc	534	6

			VeriFone Holdings Inc (a)	317	4

		455

					10

Telephone - Integrated (0.27%)
			Transport - Air Freight (0.06%)
Atlantic Tele-Network Inc	1,264	58
			Air Transport Services Group Inc (a)	4,340	11
Cincinnati Bell Inc (a)	94,942	292
			Atlas Air Worldwide Holdings Inc (a)	7,993	210

D&E Communications Inc	15,493	174
					221

General Communication Inc (a)	18,781	116

IDT Corp - Class B (a)	41,939	164	Transport - Equipment & Leasing (0.62%)

IDT Corp (a)	986	3	Aircastle Ltd	63,625	504

SureWest Communications (a)	14,882	131	Amerco Inc (a)	11,157	471

		938	GATX Corp	32,229	876

			Greenbrier Cos Inc	17,784	158
Television (0.15%)
			TAL International Group Inc	3,691	44
Belo Corp	58,796	276
			Textainer Group Holdings Ltd	2,235	34
LIN TV Corp (a)	32,523	128
			Willis Lease Finance Corp (a)	7,612	97

Sinclair Broadcast Group Inc	27,856	110

					2,184

		514

			Transport - Marine (0.98%)
Textile - Apparel (0.12%)
			Alexander & Baldwin Inc	17,327	500
Perry Ellis International Inc (a)	16,268	222
			American Commercial Lines Inc (a)	4,383	94
Unifi Inc (a)	65,329	182

			CAI International Inc (a)	7,123	53
		404

			DHT Maritime Inc	10,871	37

Textile - Products (0.02%)			Eagle Bulk Shipping Inc	45,311	215

Culp Inc (a)	8,016	46	Genco Shipping & Trading Ltd	29,032	577

Dixie Group Inc (a)	8,418	25	General Maritime Corp	33,023	227

		71	Golar LNG Ltd	8,607	104

Theaters (0.38%)			Gulfmark Offshore Inc (a)	8,875	246

Carmike Cinemas Inc (a)	6,433	63	Horizon Lines Inc	8,969	47

Cinemark Holdings Inc	2,088	24	International Shipholding Corp	8,128	269

National CineMedia Inc	5,958	96	Knightsbridge Tankers Ltd	3,767	48

Regal Entertainment Group	90,642	1,143	Nordic American Tanker Shipping	6,084	172

		1,326	Overseas Shipholding Group Inc	14,768	580

			Ship Finance International Ltd	16,334	186
Therapeutics (0.02%)
			Teekay Tankers Ltd	8,900	72

Anika Therapeutics Inc (a)	1,765	13
					3,427

Theragenics Corp (a)	34,889	47

		60	Transport - Rail (0.01%)

			Providence and Worcester Railroad Co	3,224	34

See accompanying notes

663

Schedule of Investments
SmallCap Value Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Transport - Services (0.34%)			Wire & Cable Products (0.52%)
Bristow Group Inc (a)	26,195 $	764	Belden Inc	12,528 $	287
Dynamex Inc (a)	647	12	Encore Wire Corp	6,177	128
HUB Group Inc (a)	5,452	135	Fushi Copperweld Inc (a)	3,762	26
Pacer International Inc	26,583	76	General Cable Corp (a)	40,976	1,276
PHI Inc (a)	9,882	170	Insteel Industries Inc	8,611	96

Universal Truckload Services Inc	1,334	22			1,813

		1,179

			Wireless Equipment (0.11%)
Transport - Truck (0.68%)			Airvana Inc (a)	2,360	14
Arkansas Best Corp	14,078	363	EndWave Corp (a)	8,508	20
Covenant Transportation Group Inc (a)	1,438	7	Globecomm Systems Inc (a)	16,276	110
Forward Air Corp	1,892	40	ID Systems Inc (a)	569	2
Frozen Food Express Industries	17,908	52	Powerwave Technologies Inc (a)	30,040	37
Heartland Express Inc	2,739	37	Relm Wireless Corp (a)	806	2
Landstar System Inc	30,440	1,073	RF Micro Devices Inc (a)	42,116	168
Old Dominion Freight Line Inc (a)	2,909	76	Telular Corp (a)	3,801	11
PAM Transportation Services Inc (a)	9,796	76	Tessco Technologies Inc	1,702	29
Saia Inc (a)	11,478	168	WPCS International Inc (a)	1,509	5

USA Truck Inc (a)	2,412	27			398

Werner Enterprises Inc	13,907	261
			TOTAL COMMON STOCKS	$ 333,619

YRC Worldwide Inc (a)	50,612	185

		2,365		Principal

				Amount	Value
Travel Services (0.00%)				(000's)	(000's)

Interval Leisure Group Inc (a)	552	6	REPURCHASE AGREEMENTS (4.48%)
			Diversified Banking Institutions (4.48%)
Veterinary Diagnostics (0.00%)
			Investment in Joint Trading Account; Bank
Animal Health International Inc (a)	100	-	of America Repurchase Agreement; 0.06%
			dated 10/30/09 maturing 11/02/09
Vitamins & Nutrition Products (0.05%)			(collateralized by Sovereign Agency
Natural Alternatives International Inc (a)	1,459	11	Issues; $4,003,000; 0.00% - 5.75%; dated
Nutraceutical International Corp (a)	4,207	46	11/02/09 - 07/15/32)	$ 3,924$	3,924
Omega Protein Corp (a)	11,290	47	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.06%
Schiff Nutrition International Inc	2,328	13	dated 10/30/09 maturing 11/02/09
USANA Health Sciences Inc (a)	1,628	47	(collateralized by US Treasury Notes;

		164	$4,003,000; 1.38% - 2.00%; dated

			02/28/10 - 09/15/12)	3,925	3,925
Water (0.11%)			Investment in Joint Trading Account;
American States Water Co	2,889	96	Deutsche Bank Repurchase Agreement;
Artesian Resources Corp	1,342	22	0.06% dated 10/30/09 maturing 11/02/09
California Water Service Group	4,834	177	(collateralized by Sovereign Agency
			Issues; $4,003,000; 1.88% - 3.75%; dated
Pico Holdings Inc (a)	1,440	49	12/06/10 - 08/24/12)	3,924	3,924
SJW Corp	1,628	35

		379

Web Hosting & Design (0.02%)
Web.com Group Inc (a)	8,824	62

Web Portals (0.13%)
Earthlink Inc	30,262	245
United Online Inc	27,929	224

		469

See accompanying notes

664

Schedule of Investments SmallCap Value Fund II October 31, 2009

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $4,003,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	$ 3,924$	3,924

15,697

TOTAL REPURCHASE AGREEMENTS	$ 15,697

Total Investments	$ 349,316
Other Assets in Excess of Liabilities, Net - 0.23%		795

TOTAL NET ASSETS - 100.00%	$ 350,111

(a)	Non-Income Producing Security

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $21 or 0.01% of net assets.

(c)	Security is Illiquid

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 31,523
Unrealized Depreciation	(90,384)

Net Unrealized Appreciation (Depreciation)	(58,861)
Cost for federal income tax purposes	408,177
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	29.00%
Industrial	16.88%
Consumer, Cyclical	14.52%
Consumer, Non-cyclical	12.13%
Technology	7.79%
Energy	6.72%
Communications	5.69%
Basic Materials	5.02%
Utilities	1.96%
Diversified	0.06%
Other Assets in Excess of Liabilities, Net	0.23%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	4.88%

See accompanying notes

665

Schedule of Investments
SmallCap Value Fund II
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; December 2009	Buy	304	$ 18,361	$ 17,079	$ (1,282)
All dollar amounts are shown in thousands (000's)

See accompanying notes

666

Schedule of Investments
Ultra Short Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (12.58%)			BONDS (continued)
Airlines (0.14%)			Finance - Mortgage Loan/Banker (2.17%)
Delta Air Lines Inc			Fannie Mae
6.62%, 3/18/2011	$ 199 $	196	4.63%, 12/15/2009	$ 3,000 $	3,016

Asset Backed Securities (0.25%)			Home Equity - Other (0.09%)
John Deere Owner Trust			Countrywide Asset-Backed Certificates
1.13%, 7/ 2/2010	139	139	4.93%, 5/25/2032 (a)	167	124
JP Morgan Mortgage Acquisition Corp
0.32%, 3/25/2037 (a)	108	99	Home Equity - Sequential (0.05%)
Nomura Asset Acceptance Corp			Argent Securities Inc
0.46%, 1/25/2036 (a)(b)	517	104	4.60%, 1/25/2034 (a)	75	74

		342

			Medical Laboratory & Testing Service (0.29%)
Automobile Sequential (0.82%)			Roche Holdings Inc
Bank of America Auto Trust			1.39%, 11/25/2009 (a)(b)	400	400
0.67%, 7/15/2010 (b)	416	417
BMW Vehicle Lease Trust			Metal Processors & Fabrication (0.18%)
0.79%, 6/15/2010	80	79	Timken Co
Hyundai Auto Receivables Trust			5.75%, 2/15/2010	250	252
0.36%, 9/15/2010	645	645

		1,141	Mortgage Backed Securities (2.50%)

			ACT Depositor Corp
Cellular Telecommunications (0.29%)
			0.55%, 9/22/2041 (a)(b)(c)	352	35
Vodafone Group PLC
0.66%, 2/27/2012 (a)	400	398	American Home Mortgage Assets
			3.99%, 11/25/2035 (a)	201	107

Credit Card Asset Backed Securities (0.36%)			Banc of America Commercial Mortgage Inc
			0.19%, 7/10/2043 (a)(b)	6,108	60
Discover Card Master Trust I
0.48%, 5/15/2012 (a)	500	499	0.41%, 7/10/2046 (a)	6,910	89
			Citicorp Mortgage Securities Inc
Diversified Banking Institutions (2.36%)			5.50%, 12/25/2033	290	289
JP Morgan Chase & Co			Countrywide Alternative Loan Trust
2.63%, 12/ 1/2010	1,200	1,224	6.00%, 5/25/2036	14	14
Morgan Stanley			Countrywide Home Loan Mortgage Pass
2.90%, 12/ 1/2010	2,000	2,047	Through Trust

			3.59%, 7/25/2034 (a)	473	424
		3,271

			Credit Suisse First Boston Mortgage Securities
Diversified Financial Services (0.54%)			Corp
General Electric Capital Corp			0.44%, 8/15/2036 (a)(b)	5,050	21
0.35%, 1/20/2010 (a)	750	750	0.95%, 1/15/2037 (a)(b)	4,699	56
			0.65%, 7/15/2037 (b)	18,280	275
Electric - Integrated (0.36%)			First Republic Mortgage Loan Trust
Georgia Power Co			0.55%, 8/15/2032 (a)	221	194
0.84%, 3/17/2010 (a)	500	501	First Union National Bank Commercial
			Mortgage
Electronic Components - Miscellaneous (0.10%)			0.90%, 1/12/2043 (a)(b)	25,182	240
Sanmina-SCI Corp			Ginnie Mae
3.05%, 6/15/2010 (a)(b)	147	146	1.26%, 10/16/2012 (a)	4,873	140
			1.06%, 2/16/2047 (a)	9,103	431
Fiduciary Banks (0.36%)
			GMAC Commercial Mortgage Securities Inc
Bank of New York Mellon Corp/The			0.66%, 5/10/2043 (a)	10,198	118
0.87%, 2/ 5/2010 (a)	500	501
			Greenwich Capital Commercial Funding Corp
			0.29%, 12/10/2049 (a)(b)	16,424	179
Finance - Investment Banker & Broker (0.36%)
			GSC Capital Corp Mortgage Trust
Bear Stearns Cos LLC/The			0.50%, 2/25/2036 (a)(d)	198	45
0.56%, 11/28/2011 (a)	500	497

See accompanying notes

667

Schedule of Investments
Ultra Short Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Mortgage Backed Securities (continued)			OBLIGATIONS (continued)
Indymac Index Mortgage Loan Trust			Federal National Mortgage Association (FNMA)
			(continued)
4.45%, 3/25/2035 (a)	$ 374 $	102
			5.65%, 1/ 1/2036 (a)	$ 178 $	185

JP Morgan Mortgage Trust
					4,027

4.88%, 4/25/2035 (a)	93	90
6.01%, 10/25/2036 (a)	192	155	U.S. Treasury (16.64%)
Mastr Seasoned Securities Trust			3.25%, 12/31/2009	23,000	23,114
3.71%, 10/25/2032 (a)	65	61
Morgan Stanley Capital I			U.S. Treasury Bill (46.06%)
0.62%, 8/25/2046 (a)(b)	1,000	10	0.29%, 11/19/2009	10,000	10,000
Structured Asset Mortgage Investments Inc			0.24%, 1/ 7/2010	22,000	21,999
4.18%, 8/25/2035 (a)	141	96	0.25%, 2/11/2010	15,000	14,997
WaMu Mortgage Pass Through Certificates			0.46%, 4/ 8/2010	7,000	6,996
4.91%, 8/25/2035 (a)	257	242	0.33%, 9/23/2010	10,000	9,972

		3,473			63,964

Regional Banks (0.56%)
			TOTAL U.S. GOVERNMENT & GOVERNMENT
US Bancorp			AGENCY OBLIGATIONS	$ 91,105

0.88%, 2/ 4/2010 (a)	270	270
			SHORT TERM INVESTMENTS (17.70%)
Wells Fargo & Co
0.71%, 1/29/2010 (a)	500	501	Commercial Paper (17.70%)

		771	American Honda Finance Corp

			0.25%, 11/16/2009	$ 600 $	600
Retail - Drug Store (0.32%)			BASF SE
CVS Caremark Corp			0.40%, 11/23/2009 (b)	500	500
0.66%, 6/ 1/2010 (a)	450	450	BNP Paribas Finance
			0.48%, 11/10/2009	600	600
Rubber - Tires (0.18%)			CAFCO LLC
Goodyear Tire & Rubber Co/The			0.33%, 1/12/2010 (b)	600	600
5.01%, 12/ 1/2009 (a)	250	250	Calyon North America Inc
			0.32%, 12/ 7/2009	600	600
Telephone - Integrated (0.14%)			Charta Corp
Telefonica Emisiones SAU			0.24%, 1/21/2010 (b)	1,200	1,199
0.81%, 2/ 4/2013 (a)	200	196
			Corp Andina de Fomento
			0.68%, 6/21/2010 (b)	500	498
Transport - Rail (0.16%)
			CRC Funding LLC
CSX Corp			0.32%, 1/27/2010 (b)	600	600
4.88%, 11/ 1/2009	225	225

			0.38%, 4/ 5/2010	600	599
TOTAL BONDS	$ 17,473
			Danske Corp

U.S. GOVERNMENT & GOVERNMENT AGENCY			0.55%, 12/18/2009 (b)	600	599
OBLIGATIONS (65.60%)			0.42%, 2/ 1/2010 (b)	600	599
Federal National Mortgage Association (FNMA) (2.90%)			DnB NOR Bank ASA
3.17%, 6/ 1/2032 (a)	404	414	0.33%, 3/10/2010 (b)	1,200	1,199
3.48%, 6/ 1/2032 (a)	113	116	E. ON AG
5.01%, 8/ 1/2032 (a)	414	434	0.40%, 12/23/2009	600	600
3.54%, 5/ 1/2033 (a)	578	581	Gemini Securitization Corp LLC
3.06%, 10/ 1/2033 (a)	98	99	0.28%, 11/17/2009 (b)	600	600
4.75%, 10/ 1/2033 (a)	75	77	ING US Funding LLC
			0.42%, 12/28/2009	500	500
4.42%, 2/ 1/2034 (a)	121	125
			0.22%, 1/19/2010	1,000	999
3.83%, 3/ 1/2034 (a)	375	385
			JP Morgan Chase & Co
3.49%, 4/ 1/2034 (a)	286	293
			0.45%, 12/ 8/2009	600	600
3.38%, 7/ 1/2034 (a)	662	678
			National Australia Funding Delaware Inc
3.51%, 2/ 1/2035 (a)	251	258	0.26%, 11/ 2/2009 (b)	600	600
3.54%, 5/ 1/2035 (a)	377	382	0.29%, 1/15/2010 (b)	600	600

See accompanying notes

668

Schedule of Investments
Ultra Short Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SHORT TERM INVESTMENTS (continued)			REPURCHASE AGREEMENTS (continued)
Commercial Paper (continued)			Diversified Banking Institutions (continued)
Pfizer Investment Capital			Investment in Joint Trading Account;
0.50%, 2/10/2010	$ 600 $	600	Morgan Stanley Repurchase Agreement;
Rabobank USA Financial Corp			0.06% dated 10/30/09 maturing 11/02/09
0.30%, 2/18/2010	600	600	(collateralized by Sovereign Agency
			Issues; $1,402,000; 0.88% - 4.75%; dated
Ranger Funding Co LLC			12/10/10 - 07/01/19)	$ 1,374$	1,374

0.25%, 2/24/2010	1,200	1,199
					5,497
Royal Bank of Scotland Group PLC

0.34%, 12/16/2009 (b)	600	600	TOTAL REPURCHASE AGREEMENTS	$ 5,497

Sheffield Receivables Corp			Total Investments	$ 138,657
0.20%, 11/ 6/2009 (b)	600	600
			Other Assets in Excess of Liabilities, Net - 0.16%		219

0.21%, 1/ 7/2010 (b)	1,000	999
			TOTAL NET ASSETS - 100.00%	$ 138,876

Societe Generale North America Inc

0.22%, 1/15/2010	1,000	999
0.25%, 2/10/2010	1,000	999
			(a)	Variable Rate. Rate shown is in effect at October 31, 2009.
Straight - A Funding LLC			(b)	Security exempt from registration under Rule 144A of the Securities Act
0.20%, 1/13/2010	900	900	of 1933. These securities may be resold in transactions exempt from
Svenska Handelsbanken Inc			registration, normally to qualified institutional buyers. Unless otherwise
0.24%, 11/30/2009	600	600	indicated, these securities are not considered illiquid. At the end of the
Swiss Re Treasury US Corp			period, the value of these securities totaled $12,334 or 8.88% of net
0.78%, 7/ 8/2010 (b)	600	598	assets.
			(c)	Market value is determined in accordance with procedures established in
Toyota Motor Credit Corp
			good faith by the Board of Directors. At the end of the period, the value
0.25%, 12/ 9/2009	600	600
			of these securities totaled $35 or 0.03% of net assets.
0.24%, 1/28/2010	1,000	999	(d) Security is Illiquid
UBS Finance Delaware LLC
0.37%, 3/29/2010	1,000	998	Unrealized Appreciation (Depreciation)
0.59%, 4/ 6/2010	600	599	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

		24,582	of investments held by the fund as of the period end were as follows:

TOTAL SHORT TERM INVESTMENTS		$ 24,582	Unrealized Appreciation	$ 177

REPURCHASE AGREEMENTS (3.96%)			Unrealized Depreciation		(2,760)

Diversified Banking Institutions (3.96%)			Net Unrealized Appreciation (Depreciation)		(2,583)
Investment in Joint Trading Account; Bank			Cost for federal income tax purposes		141,240
of America Repurchase Agreement; 0.06%			All dollar amounts are shown in thousands (000's)
dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency			Portfolio Summary (unaudited)

Issues; $1,402,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 1,374$	1,374	Sector		Percent

Investment in Joint Trading Account; Credit			Government		65.23%
Suisse Repurchase Agreement; 0.06%			Financial		24.25%
dated 10/30/09 maturing 11/02/09			Mortgage Securities		5.40%
(collateralized by US Treasury Notes;			Asset Backed Securities		1.57%
$1,402,000; 1.38% - 2.00%; dated			Utilities		0.79%
02/28/10 - 09/15/12)	1,375	1,375	Consumer, Non-cyclical		0.72%
			Consumer, Cyclical		0.64%
Investment in Joint Trading Account;
			Industrial		0.45%
Deutsche Bank Repurchase Agreement;
			Communications		0.43%
0.06% dated 10/30/09 maturing 11/02/09
			Basic Materials		0.36%
(collateralized by Sovereign Agency			Other Assets in Excess of Liabilities, Net		0.16%

Issues; $1,402,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	1,374	1,374	TOTAL NET ASSETS		100.00%

See accompanying notes

669

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

BOND & MORTGAGE SECURITIES FUND

Class J shares

Net Asset Value, Beginning of Period	$ 8.56	$ 10.55	$ 10.71	$ 10.67	$ 10.94
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .43	0 .48	0 .51	0 .43	0 .38
Net Realized and Unrealized Gain (Loss) on Investments	1 .11	(2 .01)	(0 .17)	0 .04	(0 .28)

Total From Investment Operations	1.54	(1.53)	0.34	0.47	0.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .36)	(0 .46)	(0 .50)	(0 .43)	(0 .36)
Distributions from Realized Gains	–	–	–	–	(0 .01)

Total Dividends and Distributions	(0.36)	(0.46)	(0.50)	(0.43)	(0.37)

Net Asset Value, End of Period	$ 9.74	$ 8.56	$ 10.55	$ 10.71	$ 10.67

Total Return(b)	18 .65%	(15 .03)%	3 .22%	4 .49%	0.85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 191,259	$ 186,176	$ 251,634	$ 237,417	$ 211,273
Ratio of Expenses to Average Net Assets	1 .12%	1 .08%	1 .18%	1 .28%	1.35%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	1.23%	1.13%
Ratio of Gross Expenses to Average Net Assets(d)	1 .17%	–	–	1 .29%	1.52%
Ratio of Net Investment Income to Average Net Assets	4 .93%	4 .87%	4 .75%	4 .10%	3.46%
Portfolio Turnover Rate	365 .1%	302 .6%	259 .1%	274 .5%	202.1%(e)

	2009	2008	2007	2006	2005

BOND & MORTGAGE SECURITIES FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 8.51	$ 10.50	$ 10.67	$ 10.62	$ 10.90
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .48	0 .54	0 .57	0 .51	0 .44
Net Realized and Unrealized Gain (Loss) on Investments.	1.10	(2.01)	(0.17)	0.03	(0.28)

Total From Investment Operations	1.58	(1.47)	0.40	0.54	0.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .41)	(0 .52)	(0 .57)	(0 .49)	(0 .43)
Distributions from Realized Gains	–	–	–	–	(0 .01)

Total Dividends and Distributions	(0.41)	(0.52)	(0.57)	(0.49)	(0.44)

Net Asset Value, End of Period	$ 9.68	$ 8.51	$ 10.50	$ 10.67	$ 10.62

Total Return	19 .31%	(14 .55)%	3 .85%	5 .27%	1.45%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,512,248	$ 1,971,313	$ 1,829,733	$ 1,397,636	$ 771,847
Ratio of Expenses to Average Net Assets	0 .53%(f)	0.52%	0.52%	0.56%	0.77%
Ratio of Expenses to Average Net Assets (Excluding
Reverse Repurchase Agreement Expense)(c)	N/A	N/A	N/A	0.53%	0.55%
Ratio of Net Investment Income to Average Net Assets	5.58%	5.45%	5.41%	4.85%	4.07%
Portfolio Turnover Rate	365 .1%	302 .6%	259 .1%	274 .5%	202.1%(e)

	2009	2008	2007	2006	2005

BOND & MORTGAGE SECURITIES FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 8.51	$ 10.49	$ 10.66	$ 10.61	$ 10.88
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .40	0 .45	0 .48	0 .42	0 .36
Net Realized and Unrealized Gain (Loss) on Investments	1 .11	(2 .00)	(0 .17)	0 .03	(0 .28)

Total From Investment Operations	1.51	(1.55)	0.31	0.45	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	(0 .43)	(0 .48)	(0 .40)	(0 .34)
Distributions from Realized Gains	–	–	–	–	(0 .01)

Total Dividends and Distributions	(0.34)	(0.43)	(0.48)	(0.40)	(0.35)

Net Asset Value, End of Period	$ 9.68	$ 8.51	$ 10.49	$ 10.66	$ 10.61

Total Return	18 .28%	(15 .25)%	2 .94%	4 .35%	0.66%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,763	$ 6,999	$ 7,143	$ 4,536	$ 752
Ratio of Expenses to Average Net Assets	1 .41%	1 .40%	1 .40%	1 .43%	1.67%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	1.41%	1.43%
Ratio of Net Investment Income to Average Net Assets	4 .59%	4 .57%	4 .54%	3 .98%	3.27%
Portfolio Turnover Rate	365 .1%	302 .6%	259 .1%	274 .5%	202.1%(e)

See accompanying notes.

670

FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

BOND & MORTGAGE SECURITIES FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 8.45	$ 10.42	$ 10.60	$ 10.55	$ 10.84
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .41	0 .46	0 .49	0 .42	0 .35
Net Realized and Unrealized Gain (Loss) on Investments	1 .10	(1 .98)	(0 .18)	0 .05	(0 .28)

Total From Investment Operations	1.51	(1.52)	0.31	0.47	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .35)	(0 .45)	(0 .49)	(0 .42)	(0 .35)
Distributions from Realized Gains	–	–	–	–	(0 .01)

Total Dividends and Distributions	(0.35)	(0.45)	(0.49)	(0.42)	(0.36)

Net Asset Value, End of Period	$ 9.61	$ 8.45	$ 10.42	$ 10.60	$ 10.55

Total Return	18 .45%	(15 .14)%	3 .00%	4 .52%	0.61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 29,688	$ 28,127	$ 37,875	$ 42,548	$ 39,797
Ratio of Expenses to Average Net Assets	1 .28%	1 .27%	1 .27%	1 .33%	1.51%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	1.28%	1.30%
Ratio of Net Investment Income to Average Net Assets	4 .77%	4 .68%	4 .65%	4 .04%	3.29%
Portfolio Turnover Rate	365 .1%	302 .6%	259 .1%	274 .5%	202.1%(e)

	2009	2008	2007	2006	2005

BOND & MORTGAGE SECURITIES FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 8.48	$ 10.45	$ 10.63	$ 10.57	$ 10.86
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .43	0 .48	0 .51	0 .45	0 .37
Net Realized and Unrealized Gain (Loss) on Investments	1 .09	(1 .99)	(0 .18)	0 .04	(0 .28)

Total From Investment Operations	1.52	(1.51)	0.33	0.49	0.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .36)	(0 .46)	(0 .51)	(0 .43)	(0 .37)
Distributions from Realized Gains	–	–	–	–	(0 .01)

Total Dividends and Distributions	(0.36)	(0.46)	(0.51)	(0.43)	(0.38)

Net Asset Value, End of Period	$ 9.64	$ 8.48	$ 10.45	$ 10.63	$ 10.57

Total Return	18 .59%	(14 .93)%	3 .17%	4 .79%	0.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 45,851	$ 48,733	$ 62,793	$ 50,633	$ 35,016
Ratio of Expenses to Average Net Assets	1 .10%	1 .09%	1 .09%	1 .14%	1.33%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	1.10%	1.12%
Ratio of Net Investment Income to Average Net Assets	4 .97%	4 .86%	4 .85%	4 .25%	3.47%
Portfolio Turnover Rate	365 .1%	302 .6%	259 .1%	274 .5%	202.1%(e)

	2009	2008	2007	2006	2005

BOND & MORTGAGE SECURITIES FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 8.60	$ 10.60	$ 10.77	$ 10.71	$ 10.99
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .45	0 .50	0 .54	0 .47	0 .40
Net Realized and Unrealized Gain (Loss) on Investments	1 .11	(2 .02)	(0 .18)	0 .04	(0 .28)

Total From Investment Operations	1.56	(1.52)	0.36	0.51	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .38)	(0 .48)	(0 .53)	(0 .45)	(0 .39)
Distributions from Realized Gains	–	–	–	–	(0 .01)

Total Dividends and Distributions	(0.38)	(0.48)	(0.53)	(0.45)	(0.40)

Net Asset Value, End of Period	$ 9.78	$ 8.60	$ 10.60	$ 10.77	$ 10.71

Total Return	18 .78%	(14 .85)%	3 .42%	4 .92%	1.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 25,843	$ 22,799	$ 28,800	$ 18,009	$ 8,635
Ratio of Expenses to Average Net Assets	0 .91%	0 .90%	0 .90%	0 .95%	1.15%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	0.91%	0.93%
Ratio of Net Investment Income to Average Net Assets	5 .13%	5 .05%	5 .05%	4 .46%	3.69%
Portfolio Turnover Rate	365 .1%	302 .6%	259 .1%	274 .5%	202.1%(e)
See accompanying notes.

671

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

BOND & MORTGAGE SECURITIES FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 8.48	$ 10.46	$ 10.64	$ 10.58	$ 10.87
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.46	0.51	0.54	0.48	0.41
Net Realized and Unrealized Gain (Loss) on Investments	1.10	(1.99)	(0.18)	0.05	(0.29)

Total From Investment Operations	1.56	(1.48)	0.36	0.53	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.39)	(0.50)	(0.54)	(0.47)	(0.40)
Distributions from Realized Gains	–	–	–	–	(0.01)

Total Dividends and Distributions	(0.39)	(0.50)	(0.54)	(0.47)	(0.41)

Net Asset Value, End of Period	$ 9.65	$ 8.48	$ 10.46	$ 10.64	$ 10.58

Total Return	19.08%	(14.74)%	3.49%	5.11%	1.10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 58,888	$ 67,063	$ 111,437	$ 95,496	$ 65,637
Ratio of Expenses to Average Net Assets	0.79%	0.78%	0.78%	0.83%	1.02%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	0.79%	0.81%
Ratio of Net Investment Income to Average Net Assets	5.27%	5.16%	5.15%	4.56%	3.79%
Portfolio Turnover Rate	365.1%	302.6%	259.1%	274.5%	202.1%(e)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes interest expense paid on borrowings through reverse repurchase agreements.

(d)	Excludes expense reimbursement from Manager and/or Underwriter.

(e)	Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

672

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008(a)

CORE PLUS BOND FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 9.95	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .36	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	(0 .06)

Total From Investment Operations	1.37	(0.05)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)	–
Distributions from Realized Gains	(0 .04)	–

Total Dividends and Distributions	(0.28)	–

Net Asset Value, End of Period	$ 11.04	$ 9.95

Total Return	13 .92%	(0 .50)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,058,784	$ 58,587
Ratio of Expenses to Average Net Assets(d)	0 .60%	0 .65%(e)
Ratio of Net Investment Income to Average Net Assets	3 .39%	0 .63%(e)
Portfolio Turnover Rate	356 .2%	551 .3%(e)

	2009	2008(a)

CORE PLUS BOND FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 9.94	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .28	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	(0 .06)

Total From Investment Operations	1.29	(0.06)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	–
Distributions from Realized Gains	(0 .04)	–

Total Dividends and Distributions	(0.23)	–

Net Asset Value, End of Period	$ 11.00	$ 9.94

Total Return	13 .07%	(0 .60)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,572	$ 15
Ratio of Expenses to Average Net Assets(d)	1 .47%	1 .53%(e)
Ratio of Net Investment Income to Average Net Assets	2 .63%	(0 .32)%(e)
Portfolio Turnover Rate	356 .2%	551 .3%(e)

	2009	2008(a)

CORE PLUS BOND FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 9.94	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .29	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .02	(0 .06)

Total From Investment Operations	1.31	(0.06)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	–
Distributions from Realized Gains	(0 .04)	–

Total Dividends and Distributions	(0.25)	–

Net Asset Value, End of Period	$ 11.00	$ 9.94

Total Return	13 .25%	(0 .60)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,139	$ 15
Ratio of Expenses to Average Net Assets(d)	1 .34%	1 .40%(e)
Ratio of Net Investment Income to Average Net Assets	2 .66%	(0 .16)%(e)
Portfolio Turnover Rate	356 .2%	551 .3%(e)

See accompanying notes.

673

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008(a)

CORE PLUS BOND FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 9.94	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .31	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	(0 .06)

Total From Investment Operations	1.32	(0.06)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	–
Distributions from Realized Gains	(0 .04)	–

Total Dividends and Distributions	(0.25)	–

Net Asset Value, End of Period	$ 11.01	$ 9.94

Total Return	13 .35%	(0 .60)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,771	$ 15
Ratio of Expenses to Average Net Assets(d)	1 .16%	1 .22%(e)
Ratio of Net Investment Income to Average Net Assets	2 .89%	0 .00%(e)
Portfolio Turnover Rate	356 .2%	551 .3%(e)

	2009	2008(a)

CORE PLUS BOND FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 9.94	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .32	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .05	(0 .06)

Total From Investment Operations	1.37	(0.06)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	–
Distributions from Realized Gains	(0 .04)	–

Total Dividends and Distributions	(0.25)	–

Net Asset Value, End of Period	$ 11.06	$ 9.94

Total Return	13 .93%	(0 .60)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,675	$ 15
Ratio of Expenses to Average Net Assets(d)	0 .97%	1 .03%(e)
Ratio of Net Investment Income to Average Net Assets	3 .01%	0 .16%(e)
Portfolio Turnover Rate	356 .2%	551 .3%(e)

	2009	2008(a)

CORE PLUS BOND FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 9.94	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .34	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .03	(0 .06)

Total From Investment Operations	1.37	(0.06)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	–
Distributions from Realized Gains	(0 .04)	–

Total Dividends and Distributions	(0.27)	–

Net Asset Value, End of Period	$ 11.04	$ 9.94

Total Return	13 .85%	(0 .60)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,281	$ 15
Ratio of Expenses to Average Net Assets(d)	0 .85%	0 .91%(e)
Ratio of Net Investment Income to Average Net Assets	3 .15%	0 .32%(e)
Portfolio Turnover Rate	356 .2%	551 .3%(e)

(a)	Period from September 30, 2008, date operations commenced, through October 31, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager's contractual expense limit.

(e)	Computed on an annualized basis.

See accompanying notes.

674

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

DISCIPLINED LARGECAP BLEND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.95	$ 17.85	$ 16.11	$ 14.37	$ 12.95
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .16	0 .20	0 .18	0 .19	0 .18
Net Realized and Unrealized Gain (Loss) on Investments	0.50	(6.00)	2.13	1.88	1.37

Total From Investment Operations	0.66	(5.80)	2.31	2.07	1.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .18)	(0 .19)	(0 .13)	(0 .07)
Distributions from Realized Gains	–	(1 .92)	(0 .38)	(0 .20)	(0 .06)

Total Dividends and Distributions	(0.20)	(2.10)	(0.57)	(0.33)	(0.13)

Net Asset Value, End of Period	$ 10.41	$ 9.95	$ 17.85	$ 16.11	$ 14.37

Total Return	6 .92%	(36 .65)%	14 .70%	14 .61%	12.07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,048,193	$ 1,763,971	$ 3,160,022	$ 974,790	$ 523,512
Ratio of Expenses to Average Net Assets	0 .58%	0 .57%	0 .57%	0 .59%	0.60%
Ratio of Net Investment Income to Average Net Assets	1 .72%	1 .43%	1 .08%	1 .27%	1.25%
Portfolio Turnover Rate	129 .9%	121 .7%	101 .4%(b)	92.4%	86.7%(c)

	2009	2008	2007	2006	2005

DISCIPLINED LARGECAP BLEND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.85	$ 17.70	$ 15.97	$ 14.24	$ 12.95
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .08	0 .07	0 .04	0 .02	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	0 .50	(5 .95)	2 .11	1 .91	1 .34

Total From Investment Operations	0.58	(5.88)	2.15	1.93	1.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .05)	(0 .04)	–	(0 .06)
Distributions from Realized Gains	–	(1 .92)	(0 .38)	(0 .20)	(0 .06)

Total Dividends and Distributions	(0.09)	(1.97)	(0.42)	(0.20)	(0.12)

Net Asset Value, End of Period	$ 10.34	$ 9.85	$ 17.70	$ 15.97	$ 14.24

Total Return	6 .02%	(37 .23)%	13 .73%	13 .68%	10.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,284	$ 1,148	$ 1,447	$ 1,244	$ 12
Ratio of Expenses to Average Net Assets	1 .46%	1 .45%	1 .45%	1 .47%	1.48%
Ratio of Net Investment Income to Average Net Assets	0 .85%	0 .54%	0 .26%	0 .11%	0.48%
Portfolio Turnover Rate	129 .9%	121 .7%	101 .4%(b)	92.4%	86.7%(c)

	2009	2008	2007	2006	2005

DISCIPLINED LARGECAP BLEND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 9.80	$ 17.61	$ 15.90	$ 14.18	$ 12.87
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .09	0 .09	0 .06	0 .08	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	0 .49	(5 .91)	2 .10	1 .86	1 .40

Total From Investment Operations	0.58	(5.82)	2.16	1.94	1.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .07)	(0 .07)	(0 .02)	(0 .07)
Distributions from Realized Gains	–	(1 .92)	(0 .38)	(0 .20)	(0 .06)

Total Dividends and Distributions	(0.10)	(1.99)	(0.45)	(0.22)	(0.13)

Net Asset Value, End of Period	$ 10.28	$ 9.80	$ 17.61	$ 15.90	$ 14.18

Total Return	6 .11%	(37 .11)%	13 .83%	13 .80%	11.21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,888	$ 1,668	$ 2,641	$ 1,937	$ 253
Ratio of Expenses to Average Net Assets	1 .33%	1 .32%	1 .32%	1 .34%	1.35%
Ratio of Net Investment Income to Average Net Assets	0 .97%	0 .67%	0 .39%	0 .51%	0.31%
Portfolio Turnover Rate	129 .9%	121 .7%	101 .4%(b)	92.4%	86.7%(c)

See accompanying notes.

675

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

DISCIPLINED LARGECAP BLEND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.84	$ 17.68	$ 15.96	$ 14.23	$ 12.89
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .11	0 .12	0 .09	0 .09	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	0 .49	(5 .95)	2 .10	1 .88	1 .39

Total From Investment Operations	0.60	(5.83)	2.19	1.97	1.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .09)	(0 .09)	(0 .04)	(0 .07)
Distributions from Realized Gains	–	(1 .92)	(0 .38)	(0 .20)	(0 .06)

Total Dividends and Distributions	(0.13)	(2.01)	(0.47)	(0.24)	(0.13)

Net Asset Value, End of Period	$ 10.31	$ 9.84	$ 17.68	$ 15.96	$ 14.23

Total Return	6 .33%	(37 .03)%	14 .04%	14 .03%	11.44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,741	$ 6,630	$ 10,524	$ 5,740	$ 34
Ratio of Expenses to Average Net Assets	1 .15%	1 .14%	1 .14%	1 .16%	1.17%
Ratio of Net Investment Income to Average Net Assets	1 .17%	0 .86%	0 .56%	0 .58%	0.59%
Portfolio Turnover Rate	129 .9%	121 .7%	101 .4%(b)	92.4%	86.7%(c)

	2009	2008	2007	2006	2005

DISCIPLINED LARGECAP BLEND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.88	$ 17.74	$ 16.01	$ 14.28	$ 12.91
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .12	0 .14	0 .13	0 .11	0 .09
Net Realized and Unrealized Gain (Loss) on Investments	0 .51	(5 .96)	2 .10	1 .89	1 .41

Total From Investment Operations	0.63	(5.82)	2.23	2.00	1.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .12)	(0 .12)	(0 .07)	(0 .07)
Distributions from Realized Gains	–	(1 .92)	(0 .38)	(0 .20)	(0 .06)

Total Dividends and Distributions	(0.15)	(2.04)	(0.50)	(0.27)	(0.13)

Net Asset Value, End of Period	$ 10.36	$ 9.88	$ 17.74	$ 16.01	$ 14.28

Total Return	6 .55%	(36 .89)%	14 .28%	14 .20%	11.68%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,186	$ 3,006	$ 5,304	$ 5,195	$ 183
Ratio of Expenses to Average Net Assets	0 .96%	0 .95%	0 .95%	0 .97%	0.98%
Ratio of Net Investment Income to Average Net Assets	1 .30%	1 .05%	0 .77%	0 .76%	0.66%
Portfolio Turnover Rate	129 .9%	121 .7%	101 .4%(b)	92.4%	86.7%(c)

	2009	2008	2007	2006	2005

DISCIPLINED LARGECAP BLEND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.91	$ 17.78	$ 16.05	$ 14.31	$ 12.93
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .14	0 .16	0 .15	0 .13	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	0 .49	(5 .97)	2 .11	1 .90	1 .36

Total From Investment Operations	0.63	(5.81)	2.26	2.03	1.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .14)	(0 .15)	(0 .09)	(0 .07)
Distributions from Realized Gains	–	(1 .92)	(0 .38)	(0 .20)	(0 .06)

Total Dividends and Distributions	(0.17)	(2.06)	(0.53)	(0.29)	(0.13)

Net Asset Value, End of Period	$ 10.37	$ 9.91	$ 17.78	$ 16.05	$ 14.31

Total Return	6 .57%	(36 .79)%	14 .39%	14 .37%	11.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,508	$ 1,363	$ 1,925	$ 1,565	$ 20
Ratio of Expenses to Average Net Assets	0 .84%	0 .83%	0 .83%	0 .85%	0.86%
Ratio of Net Investment Income to Average Net Assets	1 .47%	1 .16%	0 .88%	0 .88%	1.09%
Portfolio Turnover Rate	129 .9%	121 .7%	101 .4%(b)	92.4%	86.7%(c)

(a)	Calculated based on average shares outstanding during the period.

(b)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.

(c)	Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.

See accompanying notes.

676

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

DIVERSIFIED INTERNATIONAL FUND

Class J shares

Net Asset Value, Beginning of Period	$ 7.37	$ 17.16	$ 14.21	$ 11.32	$ 9.27
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .09	0 .16	0 .11	0 .09	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	1 .28	(7 .90)	4 .22	3 .26	2 .24

Total From Investment Operations	1.37	(7.74)	4.33	3.35	2.30
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .08)	(0 .11)	–	(0 .04)
Distributions from Realized Gains	–	(1 .97)	(1 .27)	(0 .46)	(0 .21)

Total Dividends and Distributions	(0.15)	(2.05)	(1.38)	(0.46)	(0.25)

Net Asset Value, End of Period	$ 8.59	$ 7.37	$ 17.16	$ 14.21	$ 11.32

Total Return(b)	19 .01%	(50 .57)%	33 .05%	30 .50%	25.24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 166,334	$ 145,271	$ 307,754	$ 192,920	$ 105,345
Ratio of Expenses to Average Net Assets	1 .55%	1 .50%	1 .52%	1 .59%	1.69%
Ratio of Gross Expenses to Average Net Assets(c)	1 .60%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .29%	1 .29%	0 .72%	0 .69%	0.61%
Portfolio Turnover Rate	115 .6%	101 .5%	111 .3%(d)	107.5%	202.7%(e)

	2009	2008	2007	2006	2005

DIVERSIFIED INTERNATIONAL FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.44	$ 17.34	$ 14.36	$ 11 .45	$ 9.32
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.14	0.23	0.23	0.18	0.14
Net Realized and Unrealized Gain (Loss) on Investments	1.31	(7.98)	4.23	3.28	2.25

Total From Investment Operations	1.45	(7.75)	4.46	3.46	2.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)	(0.18)	(0.21)	(0.09)	(0.05)
Distributions from Realized Gains	–	(1.97)	(1.27)	(0.46)	(0.21)

Total Dividends and Distributions	(0.22)	(2.15)	(1.48)	(0.55)	(0.26)

Net Asset Value, End of Period	$ 8.67	$ 7.44	$ 17.34	$ 14 .36	$ 11.45

Total Return	20.01%	(50.36)%	33.87%	31.29%	26.07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 736,705	$ 621,394	$ 1,188,878	$ 44,939	$ 31,357
Ratio of Expenses to Average Net Assets	0.91%	0.93%	0.90%	0.90%	0.90%
Ratio of Gross Expenses to Average Net Assets	0.91%(f)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1.95%	1.87%	1.56%	1.35%	1.37%
Portfolio Turnover Rate	115.6%	101.5%	111.3%(d)	107.5%	202.7%(e)

	2009	2008	2007	2006	2005

DIVERSIFIED INTERNATIONAL FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 7.38	$ 17.20	$ 14.24	$ 11.37	$ 9.36
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .08	0 .12	0 .07	0 .08	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	1 .29	(7 .93)	4 .24	3 .25	2 .20

Total From Investment Operations	1.37	(7.81)	4.31	3.33	2.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .04)	(0 .08)	–	(0 .04)
Distributions from Realized Gains	–	(1 .97)	(1 .27)	(0 .46)	(0 .21)

Total Dividends and Distributions	(0.13)	(2.01)	(1.35)	(0.46)	(0.25)

Net Asset Value, End of Period	$ 8.62	$ 7.38	$ 17.20	$ 14.24	$ 11.37

Total Return	18 .88%	(50 .78)%	32 .77%	30 .17%	24.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,081	$ 6,336	$ 10,716	$ 3,787	$ 319
Ratio of Expenses to Average Net Assets	1 .79%	1 .81%	1 .78%	1 .77%	1.78%
Ratio of Net Investment Income to Average Net Assets	1 .04%	0 .99%	0 .44%	0 .62%	0.51%
Portfolio Turnover Rate	115 .6%	101 .5%	111 .3%(d)	107.5%	202.7%(e)

See accompanying notes.

677

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

DIVERSIFIED INTERNATIONAL FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 7.34	$ 17.12	$ 14.18	$ 11.30	$ 9.25
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .09	0 .14	0 .09	0 .09	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	1 .28	(7 .89)	4 .22	3 .25	2 .23

Total From Investment Operations	1.37	(7.75)	4.31	3.34	2.30
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .06)	(0 .10)	–	(0 .04)
Distributions from Realized Gains	–	(1 .97)	(1 .27)	(0 .46)	(0 .21)

Total Dividends and Distributions	(0.13)	(2.03)	(1.37)	(0.46)	(0.25)

Net Asset Value, End of Period	$ 8.58	$ 7.34	$ 17.12	$ 14.18	$ 11.30

Total Return	18 .96%	(50 .70)%	32 .96%	30 .46%	25.31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 20,324	$ 18,080	$ 38,204	$ 22,784	$ 9,270
Ratio of Expenses to Average Net Assets	1 .66%	1 .68%	1 .65%	1 .64%	1.65%
Ratio of Net Investment Income to Average Net Assets	1 .17%	1 .13%	0 .59%	0 .67%	0.64%
Portfolio Turnover Rate	115 .6%	101 .5%	111 .3%(d)	107.5%	202.7%(e)

	2009	2008	2007	2006	2005

DIVERSIFIED INTERNATIONAL FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 7.40	$ 17.24	$ 14.27	$ 11.38	$ 9.31
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .10	0 .16	0 .12	0 .12	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	1 .29	(7 .94)	4 .25	3 .25	2 .25

Total From Investment Operations	1.39	(7.78)	4.37	3.37	2.33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .09)	(0 .13)	(0 .02)	(0 .05)
Distributions from Realized Gains	–	(1 .97)	(1 .27)	(0 .46)	(0 .21)

Total Dividends and Distributions	(0.15)	(2.06)	(1.40)	(0.48)	(0.26)

Net Asset Value, End of Period	$ 8.64	$ 7.40	$ 17.24	$ 14.27	$ 11.38

Total Return	19 .23%	(50 .61)%	33 .21%	30 .56%	25.38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 69,007	$ 57,078	$ 99,441	$ 44,461	$ 13,847
Ratio of Expenses to Average Net Assets	1 .48%	1 .50%	1 .47%	1 .46%	1.47%
Ratio of Net Investment Income to Average Net Assets	1 .36%	1 .31%	0 .78%	0 .88%	0.79%
Portfolio Turnover Rate	115 .6%	101 .5%	111 .3%(d)	107.5%	202.7%(e)

	2009	2008	2007	2006	2005

DIVERSIFIED INTERNATIONAL FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 7.51	$ 17.47	$ 14.46	$ 11.52	$ 9.43
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .12	0 .19	0 .15	0 .15	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	1 .30	(8 .06)	4 .28	3 .29	2 .24

Total From Investment Operations	1.42	(7.87)	4.43	3.44	2.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .12)	(0 .15)	(0 .04)	(0 .05)
Distributions from Realized Gains	–	(1 .97)	(1 .27)	(0 .46)	(0 .21)

Total Dividends and Distributions	(0.18)	(2.09)	(1.42)	(0.50)	(0.26)

Net Asset Value, End of Period	$ 8.75	$ 7.51	$ 17.47	$ 14.46	$ 11.52

Total Return	19 .43%	(50 .53)%	33 .30%	30 .87%	25.28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 50,972	$ 36,959	$ 42,258	$ 16,510	$ 772
Ratio of Expenses to Average Net Assets	1 .29%	1 .31%	1 .28%	1 .27%	1.28%
Ratio of Net Investment Income to Average Net Assets	1 .55%	1 .57%	1 .00%	1 .11%	1.06%
Portfolio Turnover Rate	115 .6%	101 .5%	111 .3%(d)	107.5%	202.7%(e)

See accompanying notes.

678

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

DIVERSIFIED INTERNATIONAL FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 7.44	$ 17.32	$ 14.34	$ 11.43	$ 9.32
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.12	0.20	0.16	0.15	0.12
Net Realized and Unrealized Gain (Loss) on Investments	1.30	(7.97)	4.26	3.28	2.25

Total From Investment Operations	1.42	(7.77)	4.42	3.43	2.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.14)	(0.17)	(0.06)	(0.05)
Distributions from Realized Gains	–	(1.97)	(1.27)	(0.46)	(0.21)

Total Dividends and Distributions	(0.19)	(2.11)	(1.44)	(0.52)	(0.26)

Net Asset Value, End of Period	$ 8.67	$ 7.44	$ 17.32	$ 14.34	$ 11.43

Total Return	19.54%	(50.43)%	33.54%	31.00%	25.82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 82,482	$ 59,805	$ 135,368	$ 53,609	$ 20,799
Ratio of Expenses to Average Net Assets	1.17%	1.19%	1.16%	1.15%	1.16%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.57%	1.05%	1.12%	1.12%
Portfolio Turnover Rate	115.6%	101.5%	111.3%(d)	107.5%	202.7%(e)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

(d)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.

(e)	Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International

SmallCap Fund, Inc. and $19,133,000 from portfolio realignment. (f) Excludes expense reimbursement from Manager.

See accompanying notes.

679

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

EQUITY INCOME FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 13.82	$ 23.82	$ 22.43	$ 20.07	$ 17.79
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .45	0 .48	0 .44	0 .40	0 .48
Net Realized and Unrealized Gain (Loss) on
Investments	0 .61	(7 .98)	2 .55	3 .00	2 .24

Total From Investment Operations	1.06	(7.50)	2.99	3.40	2.72
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .48)	(0 .46)	(0 .40)	(0 .41)	(0 .44)
Distributions from Realized Gains	–	(2 .04)	(1 .20)	(0 .63)	–

Total Dividends and Distributions	(0.48)	(2.50)	(1.60)	(1.04)	(0.44)

Net Asset Value, End of Period	$ 14.40	$ 13.82	$ 23.82	$ 22.43	$ 20.07

Total Return	8 .07%	(34 .79)%	13 .99%	17 .53%	15.39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,097,669	$ 1,132,181	$ 2,016,738	$ 1,686,604	$ 1,294,804
Ratio of Expenses to Average Net Assets	0 .53%	0 .52%	0 .52%	0 .55%	0.58%
Ratio of Gross Expenses to Average Net Assets(b)	–	–	–	0 .55%	0.58%
Ratio of Net Investment Income to Average Net Assets.	3.47%	2.56%	1.93%	1.88%	2.45%
Portfolio Turnover Rate	35 .3%	75 .8%	85 .6%(c)	81.0%	32.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without reimbursement from custodian.

(c)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.

See accompanying notes.

680

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2009(a)

GLOBAL DIVERSIFIED INCOME FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .67
Net Realized and Unrealized Gain (Loss) on Investments	2 .72

Total From Investment Operations	3.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .67)

Total Dividends and Distributions	(0.67)

Net Asset Value, End of Period	$ 12.72

Total Return	35 .24%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 72,681
Ratio of Expenses to Average Net Assets(d)	0 .90%(e)
Ratio of Net Investment Income to Average Net Assets	7 .00%(e)
Portfolio Turnover Rate	182 .5%(e)

(a)	Period from December 15, 2008, date operations commenced, through October 31, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager's contractual expense limit.

(e)	Computed on an annualized basis.

See accompanying notes.

681

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007(a)

GLOBAL REAL ESTATE SECURITIES FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 5.03	$ 10.08	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .14	0 .19	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .77	(5 .06)	0 .07

Total From Investment Operations	0.91	(4.87)	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .27)	(0 .18)	–

Total Dividends and Distributions	(0.27)	(0.18)	–

Net Asset Value, End of Period	$ 5.67	$ 5.03	$ 10.08

Total Return	19 .46%	(48 .97)%	0 .80%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,134	$ 1,006	$ 2,016
Ratio of Expenses to Average Net Assets(d)	0 .95%	0 .95%	0 .95%(e)
Ratio of Net Investment Income to Average Net Assets	3 .12%	2 .45%	1 .75%(e)
Portfolio Turnover Rate	131 .1%	100 .9%	86 .7%(e)

(a)	Period from October 1, 2007, date operations commenced, through October 31, 2007.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager's contractual expense limit.

(e)	Computed on an annualized basis.

See accompanying notes.

682

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2009(a)

GOVERNMENT & HIGH QUALITY BOND FUND(b)

Class J shares

Net Asset Value, Beginning of Period	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)(c)		0 .38
Net Realized and Unrealized Gain (Loss) on Investments		0 .23

Total From Investment Operations		0.61
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .39)

Total Dividends and Distributions		(0.39)

Net Asset Value, End of Period	$ 10.90

Total Return(d)		5 .87%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 94,354
Ratio of Expenses to Average Net Assets		1 .00%(f)
Ratio of Gross Expenses to Average Net Assets(g)		1 .29%(f)
Ratio of Net Investment Income to Average Net Assets		3 .96%(f)
Portfolio Turnover Rate		26 .6%(f)

	2009		2008	2007	2006	2005

GOVERNMENT & HIGH QUALITY BOND FUND(b)

Institutional shares

Net Asset Value, Beginning of Period	$ 10.35	$ 10.54		$ 10.55	$ 10.53	$ 10.88
Income from Investment Operations:
Net Investment Income (Loss)	0 .50(h)		0.51(h)	0.51(h)	0 .49	0.45(h)
Net Realized and Unrealized Gain (Loss) on Investments.	0.56		(0.17)	0.01	0.05	(0.30)

Total From Investment Operations	1.06		0.34	0.52	0.54	0.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .51)		(0 .53)	(0 .53)	(0 .52)	(0 .50)

Total Dividends and Distributions	(0.51)		(0.53)	(0.53)	(0.52)	(0.50)

Net Asset Value, End of Period	$ 10.90	$ 10.35		$ 10.54	$ 10.55	$ 10.53

Total Return	10 .42%		3 .23%	4 .98%	5 .25%	1.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 893,919	$ 1,037,568		$ 1,497,302	$ 1,521,330	$ 1,642,617
Ratio of Expenses to Average Net Assets	0 .51%		0 .50%	0 .50%	0 .52%	0.54%
Ratio of Gross Expenses to Average Net Assets(i)	–		–	–	0 .52%	0.54%
Ratio of Net Investment Income to Average Net Assets	4.66%		4.79%	4.86%	4.64%	4.22%
Portfolio Turnover Rate	26 .6%		5 .3%	13 .6%	13 .0%	34 .0%

2009(a)

GOVERNMENT & HIGH QUALITY BOND FUND(b)

R-1 shares

Net Asset Value, Beginning of Period	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)(c)		0 .35
Net Realized and Unrealized Gain (Loss) on Investments		0 .24

Total From Investment Operations		0.59
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .37)

Total Dividends and Distributions		(0.37)

Net Asset Value, End of Period	$ 10.90

Total Return		5 .61%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,796
Ratio of Expenses to Average Net Assets(j)		1 .29%(f)
Ratio of Net Investment Income to Average Net Assets		3 .66%(f)
Portfolio Turnover Rate		26 .6%(f)

See accompanying notes.

683

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

2009(a)

GOVERNMENT & HIGH QUALITY BOND FUND(b)

R-2 shares

Net Asset Value, Beginning of Period	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .36
Net Realized and Unrealized Gain (Loss) on Investments	0 .24

Total From Investment Operations	0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .38)

Total Dividends and Distributions	(0.38)

Net Asset Value, End of Period	$ 10.90

Total Return	5 .73%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,843
Ratio of Expenses to Average Net Assets(j)	1 .16%(f)
Ratio of Net Investment Income to Average Net Assets	3 .80%(f)
Portfolio Turnover Rate	26 .6%(f)

2009(a)

GOVERNMENT & HIGH QUALITY BOND FUND(b)

R-3 shares

Net Asset Value, Beginning of Period	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .38
Net Realized and Unrealized Gain (Loss) on Investments	0 .24

Total From Investment Operations	0.62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .40)

Total Dividends and Distributions	(0.40)

Net Asset Value, End of Period	$ 10.90

Total Return	5 .90%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,551
Ratio of Expenses to Average Net Assets(j)	0 .98%(f)
Ratio of Net Investment Income to Average Net Assets	3 .98%(f)
Portfolio Turnover Rate	26 .6%(f)

2009(a)

GOVERNMENT & HIGH QUALITY BOND FUND(b)

R-4 shares

Net Asset Value, Beginning of Period	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .39
Net Realized and Unrealized Gain (Loss) on Investments	0 .24

Total From Investment Operations	0.63
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .41)

Total Dividends and Distributions	(0.41)

Net Asset Value, End of Period	$ 10.90

Total Return	6 .07%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,235
Ratio of Expenses to Average Net Assets(j)	0 .79%(f)
Ratio of Net Investment Income to Average Net Assets	4 .17%(f)
Portfolio Turnover Rate	26 .6%(f)

See accompanying notes.

684

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

2009(a)

GOVERNMENT & HIGH QUALITY BOND FUND(b)

R-5 shares

Net Asset Value, Beginning of Period	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .41
Net Realized and Unrealized Gain (Loss) on Investments	0 .24

Total From Investment Operations	0.65
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .43)

Total Dividends and Distributions	(0.43)

Net Asset Value, End of Period	$ 10.90

Total Return	6 .18%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,805
Ratio of Expenses to Average Net Assets(j)	0 .67%(f)
Ratio of Net Investment Income to Average Net Assets	4 .29%(f)
Portfolio Turnover Rate	26 .6%(f)

(a)	Period from December 15, 2008, date operations commenced, through October 31, 2009.

(b)	Effective September 30, 2009, Mortgage Securities Fund changed its name to Government & High Quality Bond Fund.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

(h)	Calculated based on average shares outstanding during the period.

(i)	Expense ratio without reimbursement from Manager and/or custodian.

(j)	Reflects Manager's contractual expense limit.

See accompanying notes.

685

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

Class J shares

Net Asset Value, Beginning of Period	$ 8.64	$ 10.72	$ 10.79	$ 10.59	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .27	0 .44	0 .46	0 .42	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	0 .08	(2 .07)	(0 .16)	0 .04	(0 .25)

Total From Investment Operations	0.35	(1.63)	0.30	0.46	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .64)	(0 .45)	(0 .37)	(0 .25)	(0 .11)
Distributions from Realized Gains	–	–	–	(0 .01)	(0 .06)

Total Dividends and Distributions	(0.64)	(0.45)	(0.37)	(0.26)	(0.17)

Net Asset Value, End of Period	$ 8.35	$ 8.64	$ 10.72	$ 10.79	$ 10.59

Total Return(b)	4 .77%	(15 .89)%	2 .85%	4 .46%	0.80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,081	$ 26,729	$ 34,054	$ 36,023	$ 36,958
Ratio of Expenses to Average Net Assets	1 .19%	1 .08%	1 .13%	1 .35%	1.35%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	1.18%	1.08%
Ratio of Gross Expenses to Average Net Assets(d)	1 .24%	–	–	1 .49%	1.52%
Ratio of Net Investment Income to Average Net Assets	3 .43%	4 .36%	4 .38%	4 .01%	3.08%
Portfolio Turnover Rate	380 .0%	308 .8%	257 .3%	268 .6%	177.4%(e)

	2009	2008	2007	2006	2005

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 8.70	$ 10.80	$ 10.86	$ 10.66	$ 10.71
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .38	0 .50	0 .55	0 .50	0 .41
Net Realized and Unrealized Gain (Loss) on Investments	0 .04	(2 .08)	(0 .17)	0 .03	(0 .26)

Total From Investment Operations	0.42	(1.58)	0.38	0.53	0.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .70)	(0 .52)	(0 .44)	(0 .32)	(0 .14)
Distributions from Realized Gains	–	–	–	(0 .01)	(0 .06)

Total Dividends and Distributions	(0.70)	(0.52)	(0.44)	(0.33)	(0.20)

Net Asset Value, End of Period	$ 8.42	$ 8.70	$ 10.80	$ 10.86	$ 10.66

Total Return	5 .67%	(15 .34)%	3 .63%	5 .12%	1.46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 309	$ 34,727	$ 29,755	$ 13,377	$ 2,494
Ratio of Expenses to Average Net Assets	0 .45%	0 .43%	0 .40%	0 .65%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	0.40%	0.40%
Ratio of Gross Expenses to Average Net Assets(f)	1 .03%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	4 .85%	5 .02%	5 .13%	4 .76%	3.90%
Portfolio Turnover Rate	380 .0%	308 .8%	257 .3%	268 .6%	177.4%(e)

	2009	2008	2007	2006	2005

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 8.64	$ 10.74	$ 10.80	$ 10.60	$ 10.69
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .25	0 .41	0 .45	0 .41	0 .32
Net Realized and Unrealized Gain (Loss) on Investments	0 .10	(2 .08)	(0 .17)	0 .03	(0 .24)

Total From Investment Operations	0.35	(1.67)	0.28	0.44	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .63)	(0 .43)	(0 .34)	(0 .23)	(0 .11)
Distributions from Realized Gains	–	–	–	(0 .01)	(0 .06)

Total Dividends and Distributions	(0.63)	(0.43)	(0.34)	(0.24)	(0.17)

Net Asset Value, End of Period	$ 8.36	$ 8.64	$ 10.74	$ 10.80	$ 10.60

Total Return	4 .72%	(16 .18)%	2 .71%	4 .20%	0.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,619	$ 1,407	$ 1,283	$ 681	$ 102
Ratio of Expenses to Average Net Assets	1 .31%	1 .31%	1 .28%	1 .54%	1.61%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	1.28%	1.28%
Ratio of Net Investment Income to Average Net Assets	3 .25%	4 .12%	4 .25%	3 .88%	2.99%
Portfolio Turnover Rate	380 .0%	308 .8%	257 .3%	268 .6%	177.4%(e)

See accompanying notes.

686

FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 8.57	$ 10.64	$ 10.70	$ 10.51	$ 10.61
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .27	0 .44	0 .46	0 .41	0 .32
Net Realized and Unrealized Gain (Loss) on Investments	0 .08	(2 .06)	(0 .16)	0 .03	(0 .24)

Total From Investment Operations	0.35	(1.62)	0.30	0.44	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .64)	(0 .45)	(0 .36)	(0 .24)	(0 .12)
Distributions from Realized Gains	–	–	–	(0 .01)	(0 .06)

Total Dividends and Distributions	(0.64)	(0.45)	(0.36)	(0.25)	(0.18)

Net Asset Value, End of Period	$ 8.28	$ 8.57	$ 10.64	$ 10.70	$ 10.51

Total Return	4 .75%	(15 .93)%	2 .88%	4 .29%	0.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,426	$ 3,630	$ 51,729	$ 4,737	$ 5,503
Ratio of Expenses to Average Net Assets	1 .18%	1 .18%	1 .15%	1 .46%	1.44%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	1.15%	1.15%
Ratio of Net Investment Income to Average Net Assets	3 .50%	4 .28%	4 .35%	3 .91%	3.04%
Portfolio Turnover Rate	380 .0%	308 .8%	257 .3%	268 .6%	177.4%(e)

	2009	2008	2007	2006	2005

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 8.59	$ 10.67	$ 10.73	$ 10.53	$ 10.62
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .29	0 .44	0 .48	0 .43	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	0 .07	(2 .06)	(0 .16)	0 .04	(0 .24)

Total From Investment Operations	0.36	(1.62)	0.32	0.47	0.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .65)	(0 .46)	(0 .38)	(0 .26)	(0 .12)
Distributions from Realized Gains	–	–	–	(0 .01)	(0 .06)

Total Dividends and Distributions	(0.65)	(0.46)	(0.38)	(0.27)	(0.18)

Net Asset Value, End of Period	$ 8.30	$ 8.59	$ 10.67	$ 10.73	$ 10.53

Total Return	4 .95%	(15 .84)%	3 .06%	4 .57%	0.90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,878	$ 9,053	$ 9,052	$ 47,919	$ 39,642
Ratio of Expenses to Average Net Assets	1 .00%	1 .00%	0 .97%	1 .28%	1.23%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	0.97%	0.97%
Ratio of Net Investment Income to Average Net Assets	3 .76%	4 .44%	4 .55%	4 .09%	3.15%
Portfolio Turnover Rate	380 .0%	308 .8%	257 .3%	268 .6%	177.4%(e)

	2009	2008	2007	2006	2005

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 8.59	$ 10.68	$ 10.74	$ 10.54	$ 10.62
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .29	0 .46	0 .50	0 .45	0 .37
Net Realized and Unrealized Gain (Loss) on Investments	0 .09	(2 .07)	(0 .16)	0 .04	(0 .26)

Total From Investment Operations	0.38	(1.61)	0.34	0.49	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .67)	(0 .48)	(0 .40)	(0 .28)	(0 .13)
Distributions from Realized Gains	–	–	–	(0 .01)	(0 .06)

Total Dividends and Distributions	(0.67)	(0.48)	(0.40)	(0.29)	(0.19)

Net Asset Value, End of Period	$ 8.30	$ 8.59	$ 10.68	$ 10.74	$ 10.54

Total Return	5 .18%	(15 .75)%	3 .26%	4 .76%	1.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,058	$ 2,401	$ 3,982	$ 1,748	$ 881
Ratio of Expenses to Average Net Assets	0 .81%	0 .81%	0 .78%	1 .06%	1.12%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	0.78%	0.78%
Ratio of Net Investment Income to Average Net Assets	3 .82%	4 .62%	4 .75%	4 .32%	3.55%
Portfolio Turnover Rate	380 .0%	308 .8%	257 .3%	268 .6%	177.4%(e)

See accompanying notes.

687

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 8.62	$ 10.70	$ 10.77	$ 10.57	$ 10.64
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .32	0 .47	0 .51	0 .46	0 .37
Net Realized and Unrealized Gain (Loss) on Investments	0 .07	(2 .05)	(0 .17)	0 .05	(0 .25)

Total From Investment Operations	0.39	(1.58)	0.34	0.51	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .68)	(0 .50)	(0 .41)	(0 .30)	(0 .13)
Distributions from Realized Gains	–	–	–	(0 .01)	(0 .06)

Total Dividends and Distributions	(0.68)	(0.50)	(0.41)	(0.31)	(0.19)

Net Asset Value, End of Period	$ 8.33	$ 8.62	$ 10.70	$ 10.77	$ 10.57

Total Return	5 .30%	(15 .52)%	3 .28%	4 .89%	1.19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,961	$ 7,426	$ 45,071	$ 33,012	$ 25,333
Ratio of Expenses to Average Net Assets	0 .69%	0 .69%	0 .66%	0 .96%	0.92%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	0.66%	0.66%
Ratio of Net Investment Income to Average Net Assets	4 .11%	4 .71%	4 .87%	4 .41%	3.48%
Portfolio Turnover Rate	380 .0%	308 .8%	257 .3%	268 .6%	177.4%(e)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes interest expense paid on borrowings through reverse repurchase agreements.

(d)	Excludes expense reimbursement from Manager and/or Underwriter.

(e)	Portfolio turnover rate excludes approximately $15,223,000 of securities from the acquisition of High Quality Long-Term Bond Fund.

(f)	Excludes expense reimbursement from Manager.

See accompanying notes.

688

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

HIGH YIELD FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 6.10	$ 8.74	$ 8.78	$ 8.22	$ 8.27
Income from Investment Operations:
Net Investment Income (Loss)	0 .64(a)	0.62(a)	0.62(a)	0.64	0.58
Net Realized and Unrealized Gain (Loss) on Investments	1 .54	(2 .39)	0 .21	0 .55	(0 .03)

Total From Investment Operations	2.18	(1.77)	0.83	1.19	0.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .69)	(0 .63)	(0 .69)	(0 .63)	(0 .60)
Distributions from Realized Gains	–	(0 .24)	(0 .18)	–	–

Total Dividends and Distributions	(0.69)	(0.87)	(0.87)	(0.63)	(0.60)

Net Asset Value, End of Period	$ 7.59	$ 6.10	$ 8.74	$ 8.78	$ 8.22

Total Return	37 .90%	(22 .14)%	9 .94%	15 .01%	6.91%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 800,853	$ 447,491	$ 681,304	$ 571	$ 588
Ratio of Expenses to Average Net Assets	0 .54%	0 .53%	0 .53%	0 .57%	0.59%
Ratio of Gross Expenses to Average Net Assets(b)	–	–	–	0 .57%	0.59%
Ratio of Net Investment Income to Average Net Assets	9 .60%	7 .82%	7 .07%	7 .64%	7.09%
Portfolio Turnover Rate	57 .0%	28 .8%	47 .4%	85 .0%	94 .0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without reimbursement from custodian.

See accompanying notes.

689

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

HIGH YIELD FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 8.19	$ 10.61	$ 10.61	$ 10 .24	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.91	0.79	0.75	0.73	0.54
Net Realized and Unrealized Gain (Loss) on Investments	2.33	(2.89)	(0.07)	0.09	(0.30)

Total From Investment Operations	3.24	(2.10)	0.68	0.82	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.76)	(0.32)	(0.68)	(0.45)	–

Total Dividends and Distributions	(0.76)	(0.32)	(0.68)	(0.45)	–

Net Asset Value, End of Period	$ 10.67	$ 8.19	$ 10.61	$ 10 .61	$ 10.24

Total Return	44.36%	(20.38)%	6.64%	8.27%	2.40%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,015,076	$ 662,079	$ 506,755	$ 95,691	$ 71,355
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.65%	0.65%(d)
Ratio of Net Investment Income to Average Net Assets	10.34%	8.00%	7.18%	7.13%	6.29%(d)
Portfolio Turnover Rate	103.8%	67.7%	69.0%	104.3%	93.2%(d)

(a)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

See accompanying notes.

690

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)

INCOME FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.24
Income from Investment Operations:
Net Investment Income (Loss)	0 .04(b)
Net Realized and Unrealized Gain (Loss) on Investments	0 .04

Total From Investment Operations	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)

Total Dividends and Distributions	(0.04)

Net Asset Value, End of Period	$ 9.28

Total Return(c)	0 .92%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,631
Ratio of Expenses to Average Net Assets	1 .10%(e)
Ratio of Gross Expenses to Average Net Assets(f)	5 .78%(e)
Ratio of Net Investment Income to Average Net Assets	5 .24%(e)
Portfolio Turnover Rate	30 .6%(e)

	2009	2008	2007	2006	2005

INCOME FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.85	$ 9.01	$ 9.11	$ 9.07	$ 9.48
Income from Investment Operations:
Net Investment Income (Loss)	0 .55(b)	0.51(b)	0.50(b)	0.51	0.49
Net Realized and Unrealized Gain (Loss) on Investments	1 .44	(1 .14)	(0 .06)	0 .05	(0 .38)

Total From Investment Operations	1.99	(0.63)	0.44	0.56	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .56)	(0 .53)	(0 .54)	(0 .52)	(0 .52)

Total Dividends and Distributions	(0.56)	(0.53)	(0.54)	(0.52)	(0.52)

Net Asset Value, End of Period	$ 9.28	$ 7.85	$ 9.01	$ 9.11	$ 9.07

Total Return	26 .21%	(7 .51)%	4 .88%	6 .41%	1.13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 809,271	$ 729,267	$ 960,941	$ 963,326	$ 903,915
Ratio of Expenses to Average Net Assets	0 .51%	0 .50%	0 .51%	0 .52%	0.54%
Ratio of Gross Expenses to Average Net Assets(g)	–	–	–	0 .52%	0.54%
Ratio of Net Investment Income to Average Net Assets	6 .49%	5 .72%	5 .51%	5 .64%	5.20%
Portfolio Turnover Rate	30 .6%	15 .5%	15 .2%	26 .0%	20 .0%

(a)	Period from September 30, 2009, date operations commenced, through October 31, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

691

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

INFLATION PROTECTION FUND

Class J shares

Net Asset Value, Beginning of Period	$ 7.08	$ 9.45	$ 9.60	$ 9.81	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .46	0 .38	0 .53	0 .46
Net Realized and Unrealized Gain (Loss) on Investments	0 .41	(2 .02)	(0 .13)	(0 .23)	(0 .32)

Total From Investment Operations	0.44	(1.56)	0.25	0.30	0.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .69)	(0 .40)	(0 .50)	(0 .33)
Distributions from Realized Gains	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	(0 .12)	–	–	–

Total Dividends and Distributions	(0.01)	(0.81)	(0.40)	(0.51)	(0.33)

Net Asset Value, End of Period	$ 7.51	$ 7.08	$ 9.45	$ 9.60	$ 9.81

Total Return(c)	6 .20%	(18 .05)%	2 .64%	3 .08%	1.38%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,443	$ 7,961	$ 6,004	$ 5,650	$ 3,728
Ratio of Expenses to Average Net Assets	1 .15%	1 .15%	1 .15%	1 .21%	1.35%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	1.21%	0.33%
Ratio of Gross Expenses to Average Net Assets(g)	1 .46%	–	–	2 .81%	4.24%(e)
Ratio of Net Investment Income to Average Net Assets	0 .49%	5 .30%	4 .00%	5 .49%	5.46%(e)
Portfolio Turnover Rate	109 .5%	32 .3%	88 .2%	51 .4%	45 .5%(e)

	2009	2008	2007	2006	2005(a)

INFLATION PROTECTION FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.08	$ 9.45	$ 9.57	$ 9.81	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0 .53	0 .51	0 .50	0 .45
Net Realized and Unrealized Gain (Loss) on Investments	0 .39	(2 .02)	(0 .20)	(0 .23)	(0 .30)

Total From Investment Operations	0.50	(1.49)	0.31	0.27	0.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .75)	(0 .43)	(0 .50)	(0 .34)
Distributions from Realized Gains	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	(0 .13)	–	–	–

Total Dividends and Distributions	(0.01)	(0.88)	(0.43)	(0.51)	(0.34)

Net Asset Value, End of Period	$ 7.57	$ 7.08	$ 9.45	$ 9.57	$ 9.81

Total Return	7 .10%	(17 .46)%	3 .34%	2 .77%	1.49%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 439,388	$ 388,931	$ 461,619	$ 110,930	$ 70,984
Ratio of Expenses to Average Net Assets	0 .41%	0 .41%	0 .40%	1 .53%	1.36%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets	1 .55%	5 .95%	5 .46%	5 .22%	5.32%(e)
Portfolio Turnover Rate	109 .5%	32 .3%	88 .2%	51 .4%	45 .5%(e)

	2009	2008	2007	2006	2005(a)

INFLATION PROTECTION FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 7.05	$ 9.42	$ 9.55	$ 9.79	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	0 .44	0 .42	0 .46	0 .30
Net Realized and Unrealized Gain (Loss) on Investments	0 .46	(2 .01)	(0 .19)	(0 .26)	(0 .23)

Total From Investment Operations	0.44	(1.57)	0.23	0.20	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .69)	(0 .36)	(0 .43)	(0 .28)
Distributions from Realized Gains	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	(0 .11)	–	–	–

Total Dividends and Distributions	(0.01)	(0.80)	(0.36)	(0.44)	(0.28)

Net Asset Value, End of Period	$ 7.48	$ 7.05	$ 9.42	$ 9.55	$ 9.79

Total Return	6 .21%	(18 .21)%	2 .42%	2 .07%	0.70%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 367	$ 430	$ 87	$ 41	$ 11
Ratio of Expenses to Average Net Assets	1 .29%	1 .29%	1 .28%	2 .47%	2.13%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	1.28%	1.28%
Ratio of Net Investment Income to Average Net Assets	(0 .31)%	5 .06%	4 .47%	4 .77%	3.53%(e)
Portfolio Turnover Rate	109 .5%	32 .3%	88 .2%	51 .4%	45 .5%(e)

See accompanying notes.

692

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005(a)

INFLATION PROTECTION FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 7.05	$ 9.42	$ 9.54	$ 9.79	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .45	0 .39	0 .39	0 .31
Net Realized and Unrealized Gain (Loss) on Investments	0 .38	(2 .01)	(0 .14)	(0 .19)	(0 .23)

Total From Investment Operations	0.44	(1.56)	0.25	0.20	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .69)	(0 .37)	(0 .44)	(0 .29)
Distributions from Realized Gains	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	(0 .12)	–	–	–

Total Dividends and Distributions	(0.01)	(0.81)	(0.37)	(0.45)	(0.29)

Net Asset Value, End of Period	$ 7.48	$ 7.05	$ 9.42	$ 9.54	$ 9.79

Total Return	6 .22%	(18 .11)%	2 .65%	2 .06%	0.79%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 732	$ 642	$ 625	$ 546	$ 12
Ratio of Expenses to Average Net Assets	1 .16%	1 .16%	1 .15%	2 .28%	1.98%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	1.15%	1.15%
Ratio of Net Investment Income to Average Net Assets	0 .86%	5 .19%	4 .09%	4 .09%	3.73%(e)
Portfolio Turnover Rate	109 .5%	32 .3%	88 .2%	51 .4%	45 .5%(e)

	2009	2008	2007	2006	2005(a)

INFLATION PROTECTION FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 7.06	$ 9.43	$ 9.55	$ 9.80	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .08	0 .47	0 .41	0 .42	0 .34
Net Realized and Unrealized Gain (Loss) on Investments	0 .37	(2 .01)	(0 .15)	(0 .21)	(0 .24)

Total From Investment Operations	0.45	(1.54)	0.26	0.21	0.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .70)	(0 .38)	(0 .45)	(0 .30)
Distributions from Realized Gains	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	(0 .13)	–	–	–

Total Dividends and Distributions	(0.01)	(0.83)	(0.38)	(0.46)	(0.30)

Net Asset Value, End of Period	$ 7.50	$ 7.06	$ 9.43	$ 9.55	$ 9.80

Total Return	6 .37%	(17 .95)%	2 .82%	2 .19%	1.01%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,041	$ 904	$ 1,279	$ 781	$ 26
Ratio of Expenses to Average Net Assets	0 .98%	0 .98%	0 .97%	2 .07%	1.90%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.97%	0.97%
Ratio of Net Investment Income to Average Net Assets	1 .12%	5 .38%	4 .35%	4 .37%	4.10%(e)
Portfolio Turnover Rate	109 .5%	32 .3%	88 .2%	51 .4%	45 .5%(e)

	2009	2008	2007	2006	2005(a)

INFLATION PROTECTION FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 7.06	$ 9.43	$ 9.55	$ 9.80	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0 .47	0 .38	0 .45	0 .44
Net Realized and Unrealized Gain (Loss) on Investments	0 .38	(1 .99)	(0 .10)	(0 .23)	(0 .32)

Total From Investment Operations	0.47	(1.52)	0.28	0.22	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .73)	(0 .40)	(0 .46)	(0 .32)
Distributions from Realized Gains	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	(0 .12)	–	–	–

Total Dividends and Distributions	(0.01)	(0.85)	(0.40)	(0.47)	(0.32)

Net Asset Value, End of Period	$ 7.52	$ 7.06	$ 9.43	$ 9.55	$ 9.80

Total Return	6 .67%	(17 .80)%	3 .00%	2 .35%	1.14%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 359	$ 378	$ 271	$ 389	$ 76
Ratio of Expenses to Average Net Assets	0 .79%	0 .79%	0 .78%	1 .95%	1.83%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.78%	0.78%
Ratio of Net Investment Income to Average Net Assets	1 .28%	5 .40%	4 .02%	4 .73%	5.26%(e)
Portfolio Turnover Rate	109 .5%	32 .3%	88 .2%	51 .4%	45 .5%(e)
See accompanying notes.

693

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005(a)

INFLATION PROTECTION FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 7.07	$ 9.44	$ 9.56	$ 9.80	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .51	0 .45	0 .47	0 .31
Net Realized and Unrealized Gain (Loss) on Investments	0 .44	(2 .02)	(0 .16)	(0 .23)	(0 .19)

Total From Investment Operations	0.48	(1.51)	0.29	0.24	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .72)	(0 .41)	(0 .47)	(0 .32)
Distributions from Realized Gains	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	(0 .14)	–	–	–

Total Dividends and Distributions	(0.01)	(0.86)	(0.41)	(0.48)	(0.32)

Net Asset Value, End of Period	$ 7.54	$ 7.07	$ 9.44	$ 9.56	$ 9.80

Total Return	6 .81%	(17 .69)%	3 .10%	2 .55%	1.22%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 635	$ 638	$ 625	$ 120	$ 73
Ratio of Expenses to Average Net Assets	0 .67%	0 .67%	0 .66%	1 .73%	1.69%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.66%	0.66%
Ratio of Net Investment Income to Average Net Assets	0 .53%	5 .75%	4 .79%	4 .92%	3.67%(e)
Portfolio Turnover Rate	109 .5%	32 .3%	88 .2%	51 .4%	45 .5%(e)

(a)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes interest expense paid on borrowings through reverse repurchase agreements.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

694

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

INTERNATIONAL EMERGING MARKETS FUND

Class J shares

Net Asset Value, Beginning of Period	$ 13.32	$ 38.42	$ 24.00	$ 18.95	$ 14.90
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.13	0.19	0.23	0.14	0.17
Net Realized and Unrealized Gain (Loss) on Investments	6.67	(19.52)	16.01	6.85	5.04

Total From Investment Operations	6.80	(19.33)	16.24	6.99	5.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.08)	(0.07)	(0.01)	–
Distributions from Realized Gains	–	(5.69)	(1.75)	(1.93)	(1.16)

Total Dividends and Distributions	(0.07)	(5.77)	(1.82)	(1.94)	(1.16)

Net Asset Value, End of Period	$ 20.05	$ 13.32	$ 38.42	$ 24.00	$ 18.95

Total Return(b)	51.33%	(58.50)%	72.25%	39.45%	36.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 183,286	$ 113,241	$ 307,022	$ 141,628	$ 68,971
Ratio of Expenses to Average Net Assets	1.89%	1.80%	1.80%	2.04%	2.22%
Ratio of Gross Expenses to Average Net Assets(c)	1.94%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0.85%	0.75%	0.82%	0.62%	1.00%
Portfolio Turnover Rate	133.4%	127.6%	141.6%	134.0%	181.2%(d)

	2009	2008	2007	2006	2005

INTERNATIONAL EMERGING MARKETS FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 13.78	$ 39.56	$ 24.69	$ 19.46	$ 15.16
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .25	0 .36	0 .49	0 .24	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	6 .84	(20 .17)	16 .38	7 .09	5 .18

Total From Investment Operations	7.09	(19.81)	16.87	7.33	5.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	(0 .28)	(0 .25)	(0 .17)	–
Distributions from Realized Gains	–	(5 .69)	(1 .75)	(1 .93)	(1 .16)

Total Dividends and Distributions	(0.21)	(5.97)	(2.00)	(2.10)	(1.16)

Net Asset Value, End of Period	$ 20.66	$ 13.78	$ 39.56	$ 24.69	$ 19.46

Total Return	52 .25%	(58 .27)%	73 .27%	40 .45%	37.88%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 830,134	$ 435,442	$ 802,809	$ 65,405	$ 1,507
Ratio of Expenses to Average Net Assets	1 .27%	1 .26%	1 .19%	1 .34%	1.35%
Ratio of Gross Expenses to Average Net Assets	1 .27%(e)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .50%	1 .36%	1 .62%	1 .01%	1.47%
Portfolio Turnover Rate	133 .4%	127 .6%	141 .6%	134 .0%	181.2%(d)

	2009	2008	2007	2006	2005

INTERNATIONAL EMERGING MARKETS FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 13.60	$ 39.13	$ 24.43	$ 19.29	$ 15.22
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .10	0 .13	0 .17	0 .13	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	6 .83	(19 .97)	16 .30	6 .94	5 .15

Total From Investment Operations	6.93	(19.84)	16.47	7.07	5.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	–	(0 .02)	–	–
Distributions from Realized Gains	–	(5 .69)	(1 .75)	(1 .93)	(1 .16)

Total Dividends and Distributions	(0.02)	(5.69)	(1.77)	(1.93)	(1.16)

Net Asset Value, End of Period	$ 20.51	$ 13.60	$ 39.13	$ 24.43	$ 19.29

Total Return	51 .00%	(58 .65)%	71 .79%	39 .14%	36.15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,457	$ 3,515	$ 7,171	$ 1,642	$ 79
Ratio of Expenses to Average Net Assets	2 .13%	2 .14%	2 .07%	2 .22%	2.23%
Ratio of Net Investment Income to Average Net Assets	0 .62%	0 .49%	0 .58%	0 .57%	0.43%
Portfolio Turnover Rate	133 .4%	127 .6%	141 .6%	134 .0%	181.2%(d)

See accompanying notes.

695

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

INTERNATIONAL EMERGING MARKETS FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 13.50	$ 38.86	$ 24.28	$ 19.17	$ 15.05
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .12	0 .15	0 .21	0 .12	0 .21
Net Realized and Unrealized Gain (Loss) on Investments	6 .78	(19 .80)	16 .17	6 .94	5 .07

Total From Investment Operations	6.90	(19.65)	16.38	7.06	5.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .02)	(0 .05)	(0 .02)	–
Distributions from Realized Gains	–	(5 .69)	(1 .75)	(1 .93)	(1 .16)

Total Dividends and Distributions	(0.03)	(5.71)	(1.80)	(1.95)	(1.16)

Net Asset Value, End of Period	$ 20.37	$ 13.50	$ 38.86	$ 24.28	$ 19.17

Total Return	51 .18%	(58 .58)%	71 .97%	39 .39%	36.90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,600	$ 6,741	$ 16,251	$ 3,981	$ 1,477
Ratio of Expenses to Average Net Assets	2 .00%	2 .01%	1 .94%	2 .09%	2.10%
Ratio of Net Investment Income to Average Net Assets	0 .77%	0 .58%	0 .73%	0 .53%	1.21%
Portfolio Turnover Rate	133 .4%	127 .6%	141 .6%	134 .0%	181.2%(d)

	2009	2008	2007	2006	2005

INTERNATIONAL EMERGING MARKETS FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 13.59	$ 39.10	$ 24.42	$ 19.27	$ 15.09
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .15	0 .20	0 .27	0 .17	0 .24
Net Realized and Unrealized Gain (Loss) on Investments	6 .80	(19 .94)	16 .26	6 .97	5 .10

Total From Investment Operations	6.95	(19.74)	16.53	7.14	5.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .08)	(0 .10)	(0 .06)	–
Distributions from Realized Gains	–	(5 .69)	(1 .75)	(1 .93)	(1 .16)

Total Dividends and Distributions	(0.08)	(5.77)	(1.85)	(1.99)	(1.16)

Net Asset Value, End of Period	$ 20.46	$ 13.59	$ 39.10	$ 24.42	$ 19.27

Total Return	51 .48%	(58 .53)%	72 .28%	39 .64%	37.21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 31,084	$ 15,136	$ 30,969	$ 6,949	$ 2,932
Ratio of Expenses to Average Net Assets	1 .82%	1 .83%	1 .76%	1 .91%	1.92%
Ratio of Net Investment Income to Average Net Assets	0 .91%	0 .77%	0 .91%	0 .74%	1.40%
Portfolio Turnover Rate	133 .4%	127 .6%	141 .6%	134 .0%	181.2%(d)

	2009	2008	2007	2006	2005

INTERNATIONAL EMERGING MARKETS FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 13.72	$ 39.42	$ 24.61	$ 19.39	$ 15.16
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .18	0 .27	0 .35	0 .20	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	6 .86	(20 .13)	16 .36	7 .05	5 .11

Total From Investment Operations	7.04	(19.86)	16.71	7.25	5.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .15)	(0 .15)	(0 .10)	–
Distributions from Realized Gains	–	(5 .69)	(1 .75)	(1 .93)	(1 .16)

Total Dividends and Distributions	(0.14)	(5.84)	(1.90)	(2.03)	(1.16)

Net Asset Value, End of Period	$ 20.62	$ 13.72	$ 39.42	$ 24.61	$ 19.39

Total Return	51 .79%	(58 .44)%	72 .54%	40 .03%	37.39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 25,197	$ 11,432	$ 16,936	$ 2,150	$ 1,061
Ratio of Expenses to Average Net Assets	1 .63%	1 .64%	1 .57%	1 .72%	1.73%
Ratio of Net Investment Income to Average Net Assets	1 .08%	1 .04%	1 .14%	0 .90%	1.61%
Portfolio Turnover Rate	133 .4%	127 .6%	141 .6%	134 .0%	181.2%(d)

See accompanying notes.

696

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

INTERNATIONAL EMERGING MARKETS FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 13.75	$ 39.49	$ 24.65	$ 19.43	$ 15.17
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .21	0 .27	0 .36	0 .24	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	6 .85	(20 .13)	16 .41	7 .03	5 .14

Total From Investment Operations	7.06	(19.86)	16.77	7.27	5.42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .19)	(0 .18)	(0 .12)	–
Distributions from Realized Gains	–	(5 .69)	(1 .75)	(1 .93)	(1 .16)

Total Dividends and Distributions	(0.14)	(5.88)	(1.93)	(2.05)	(1.16)

Net Asset Value, End of Period	$ 20.67	$ 13.75	$ 39.49	$ 24.65	$ 19.43

Total Return	51 .90%	(58 .39)%	72 .80%	40 .09%	37.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 33,821	$ 14,985	$ 46,271	$ 12,766	$ 5,847
Ratio of Expenses to Average Net Assets	1 .51%	1 .52%	1 .45%	1 .60%	1.61%
Ratio of Net Investment Income to Average Net Assets	1 .26%	1 .01%	1 .22%	1 .07%	1.62%
Portfolio Turnover Rate	133 .4%	127 .6%	141 .6%	134 .0%	181.2%(d)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

(d)	Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.

(e)	Excludes expense reimbursement from Manager.

See accompanying notes.

697

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

INTERNATIONAL FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 8.81	$ 18.70	$ 15.46	$ 12.74	$ 10.89
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .14	0 .27	0 .24	0 .18	0 .17
Net Realized and Unrealized Gain (Loss) on Investments	1 .63	(8 .27)	4 .09	3 .05	1 .82

Total From Investment Operations	1.77	(8.00)	4.33	3.23	1.99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .27)	(0 .24)	(0 .17)	(0 .10)	(0 .05)
Distributions from Realized Gains	–	(1 .65)	(0 .92)	(0 .41)	(0 .09)

Total Dividends and Distributions	(0.27)	(1.89)	(1.09)	(0.51)	(0.14)

Net Asset Value, End of Period	$ 10.31	$ 8.81	$ 18.70	$ 15.46	$ 12.74

Total Return	20 .69%	(47 .44)%	29 .66%	26 .22%	18.33%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,464,299	$ 859,383	$ 1,903,137	$ 874,559	$ 537,573
Ratio of Expenses to Average Net Assets	1 .12%	1 .10%	1 .08%	1 .09%	1.10%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)	1.11%	–	–	–	–
Ratio of Gross Expenses to Average Net Assets	1 .13%(b)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .62%	1 .91%	1 .44%	1 .26%	1.31%
Portfolio Turnover Rate	102 .4%	123 .6%	91 .1%	66 .1%	60 .1%

	2009	2008	2007	2006	2005

INTERNATIONAL FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 8.73	$ 18.55	$ 15.34	$ 12.66	$ 10.96
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .06	0 .14	0 .07	0 .06	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	1 .62	(8 .21)	4 .09	3 .03	1 .82

Total From Investment Operations	1.68	(8.07)	4.16	3.09	1.83
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .10)	(0 .03)	–	(0 .04)
Distributions from Realized Gains	–	(1 .65)	(0 .92)	(0 .41)	(0 .09)

Total Dividends and Distributions	(0.18)	(1.75)	(0.95)	(0.41)	(0.13)

Net Asset Value, End of Period	$ 10.23	$ 8.73	$ 18.55	$ 15.34	$ 12.66

Total Return	19 .63%	(47 .90)%	28 .53%	25 .09%	16.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,204	$ 3,137	$ 4,613	$ 2,041	$ 339
Ratio of Expenses to Average Net Assets	2 .00%(c)	1.98%	1.96%	1.97%	1.98%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)	1.99%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .74%	1 .03%	0 .44%	0 .45%	0.11%
Portfolio Turnover Rate	102 .4%	123 .6%	91 .1%	66 .1%	60 .1%

	2009	2008	2007	2006	2005

INTERNATIONAL FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 8.71	$ 18.51	$ 15.31	$ 12.62	$ 10.86
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .07	0 .15	0 .10	0 .08	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	1 .62	(8 .18)	4 .07	3 .02	1 .81

Total From Investment Operations	1.69	(8.03)	4.17	3.10	1.89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .12)	(0 .05)	–	(0 .04)
Distributions from Realized Gains	–	(1 .65)	(0 .92)	(0 .41)	(0 .09)

Total Dividends and Distributions	(0.18)	(1.77)	(0.97)	(0.41)	(0.13)

Net Asset Value, End of Period	$ 10.22	$ 8.71	$ 18.51	$ 15.31	$ 12.62

Total Return	19 .73%	(47 .83)%	28 .69%	25 .28%	17.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,435	$ 7,877	$ 18,566	$ 15,001	$ 7,835
Ratio of Expenses to Average Net Assets	1 .87%(c)	1.85%	1.83%	1.84%	1.85%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)	1 .86%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .86%	1 .09%	0 .62%	0 .55%	0.63%
Portfolio Turnover Rate	102 .4%	123 .6%	91 .1%	66 .1%	60 .1%

See accompanying notes.

698

FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

INTERNATIONAL FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 8.73	$ 18.54	$ 15.34	$ 12.65	$ 10.87
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .09	0 .17	0 .14	0 .11	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	1 .61	(8 .18)	4 .06	3 .02	1 .80

Total From Investment Operations	1.70	(8.01)	4.20	3.13	1.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .15)	(0 .08)	(0 .03)	(0 .04)
Distributions from Realized Gains	–	(1 .65)	(0 .92)	(0 .41)	(0 .09)

Total Dividends and Distributions	(0.20)	(1.80)	(1.00)	(0.44)	(0.13)

Net Asset Value, End of Period	$ 10.23	$ 8.73	$ 18.54	$ 15.34	$ 12.65

Total Return	19 .95%	(47 .71)%	28 .88%	25 .45%	17.66%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,634	$ 9,728	$ 23,869	$ 16,367	$ 7,195
Ratio of Expenses to Average Net Assets	1 .69%(c)	1.67%	1.65%	1.66%	1.67%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)	1 .68%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .07%	1 .23%	0 .82%	0 .77%	0.92%
Portfolio Turnover Rate	102 .4%	123 .6%	91 .1%	66 .1%	60 .1%

	2009	2008	2007	2006	2005

INTERNATIONAL FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 8.77	$ 18.61	$ 15.39	$ 12.68	$ 10.88
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .11	0 .21	0 .17	0 .12	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	1 .61	(8 .22)	4 .08	3 .05	1 .80

Total From Investment Operations	1.72	(8.01)	4.25	3.17	1.93
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	(0 .18)	(0 .11)	(0 .05)	(0 .04)
Distributions from Realized Gains	–	(1 .65)	(0 .92)	(0 .41)	(0 .09)

Total Dividends and Distributions	(0.23)	(1.83)	(1.03)	(0.46)	(0.13)

Net Asset Value, End of Period	$ 10.26	$ 8.77	$ 18.61	$ 15.39	$ 12.68

Total Return	20 .10%	(47 .60)%	29 .15%	25 .79%	17.84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,714	$ 9,358	$ 17,374	$ 8,930	$ 4,807
Ratio of Expenses to Average Net Assets	1 .50%(c)	1.48%	1.46%	1.47%	1.48%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)	1.49%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .27%	1 .51%	1 .06%	0 .86%	1.04%
Portfolio Turnover Rate	102 .4%	123 .6%	91 .1%	66 .1%	60 .1%

	2009	2008	2007	2006	2005

INTERNATIONAL FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 8.77	$ 18.62	$ 15.40	$ 12.69	$ 10.88
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .12	0 .23	0 .18	0 .15	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	1 .62	(8 .24)	4 .08	3 .04	1 .81

Total From Investment Operations	1.74	(8.01)	4.26	3.19	1.94
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	(0 .19)	(0 .12)	(0 .07)	(0 .04)
Distributions from Realized Gains	–	(1 .65)	(0 .92)	(0 .41)	(0 .09)

Total Dividends and Distributions	(0.23)	(1.84)	(1.04)	(0.48)	(0.13)

Net Asset Value, End of Period	$ 10.28	$ 8.77	$ 18.62	$ 15.40	$ 12.69

Total Return	20 .39%	(47 .57)%	29 .30%	25 .92%	17.95%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,619	$ 17,108	$ 36,555	$ 24,331	$ 13,279
Ratio of Expenses to Average Net Assets	1 .38%(c)	1.36%	1.34%	1.35%	1.36%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)	1 .37%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .36%	1 .59%	1 .12%	1 .06%	1.07%
Portfolio Turnover Rate	102 .4%	123 .6%	91 .1%	66 .1%	60 .1%

(a)	Calculated based on average shares outstanding during the period.

(b)	Excludes expense reimbursement from Manager.

(c)	Reflects Manager's contractual expense limit.

See accompanying notes.

699

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		2009	2008	2007	2006	2005

INTERNATIONAL GROWTH FUND

Class J shares

Net Asset Value, Beginning of Period	$ 6.77		$ 15.17	$ 13.00	$ 11.20	$ 9.95
Income from Investment Operations:
Net Investment Income (Loss)(a)		0 .06	0 .10	0 .08	0 .03	0 .05
Net Realized and Unrealized Gain (Loss) on Investments		0 .85	(7 .25)	3 .37	2 .78	2 .16

Total From Investment Operations		0.91	(7.15)	3.45	2.81	2.21
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .10)	(0 .03)	(0 .03)	(0 .02)	(0 .09)
Distributions from Realized Gains		–	(1 .22)	(1 .25)	(0 .99)	(0 .87)

Total Dividends and Distributions		(0.10)	(1.25)	(1.28)	(1.01)	(0.96)

Net Asset Value, End of Period	$ 7.58		$ 6.77	$ 15.17	$ 13.00	$ 11.20

Total Return(b)		13 .67%	(51 .10)%	28 .89%	26 .78%	23.63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 38,201		$ 36,673	$ 87,193	$ 64,748	$ 44,266
Ratio of Expenses to Average Net Assets		1 .70%	1 .56%	1 .63%	1 .72%	1.88%
Ratio of Gross Expenses to Average Net Assets(c)		1 .75%	–	–	1 .72%	1.88%
Ratio of Net Investment Income to Average Net Assets		0 .85%	0 .84%	0 .59%	0 .27%	0.47%
Portfolio Turnover Rate		137 .7%	125 .2%	129 .4%	134 .7%	139.5%

	2009		2008	2007	2006	2005

INTERNATIONAL GROWTH FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 6.95	$ 15.54		$ 13.30	$ 11.44	$ 10.07
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .11		0 .17	0 .17	0 .12	0 .14
Net Realized and Unrealized Gain (Loss) on Investments.	0.87		(7.43)	3.45	2.84	2.20

Total From Investment Operations	0.98		(7.26)	3.62	2.96	2.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)		(0 .11)	(0 .13)	(0 .11)	(0 .10)
Distributions from Realized Gains	–		(1 .22)	(1 .25)	(0 .99)	(0 .87)

Total Dividends and Distributions	(0.16)		(1.33)	(1.38)	(1.10)	(0.97)

Net Asset Value, End of Period	$ 7.77	$ 6.95		$ 15.54	$ 13.30	$ 11.44

Total Return	14 .51%		(50 .81)%	29 .74%	27 .80%	24.71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,196,275	$ 1,236,938		$ 2,268,322	$ 1,129,504	$ 644,994
Ratio of Expenses to Average Net Assets	1 .01%		1 .00%	0 .97%	0 .99%	1.00%
Ratio of Net Investment Income to Average Net Assets	1.61%		1.45%	1.25%	0.99%	1.33%
Portfolio Turnover Rate	137 .7%		125 .2%	129 .4%	134 .7%	139.5%

		2009	2008	2007	2006	2005

INTERNATIONAL GROWTH FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 6.87		$ 15.39	$ 13.18	$ 11.35	$ 10.11
Income from Investment Operations:
Net Investment Income (Loss)(a)		0 .06	0 .06	0 .05	0 .01	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments		0 .88	(7 .36)	3 .42	2 .82	2 .22

Total From Investment Operations		0.94	(7.30)	3.47	2.83	2.20
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .07)	–	(0 .01)	(0 .01)	(0 .09)
Distributions from Realized Gains		–	(1 .22)	(1 .25)	(0 .99)	(0 .87)

Total Dividends and Distributions		(0.07)	(1.22)	(1.26)	(1.00)	(0.96)

Net Asset Value, End of Period	$ 7.74		$ 6.87	$ 15.39	$ 13.18	$ 11.35

Total Return		13 .75%	(51 .27)%	28 .58%	26 .63%	23.16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,253		$ 1,733	$ 3,543	$ 2,481	$ 177
Ratio of Expenses to Average Net Assets		1 .88%	1 .88%	1 .85%	1 .87%	1.88%
Ratio of Net Investment Income to Average Net Assets		0 .89%	0 .54%	0 .37%	0 .11%	(0.17)%
Portfolio Turnover Rate		137 .7%	125 .2%	129 .4%	134 .7%	139.5%

See accompanying notes.

700

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

INTERNATIONAL GROWTH FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 6.72	$ 15.08	$ 12.94	$ 11.16	$ 9.91
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .05	0 .07	0 .07	0 .03	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	0 .86	(7 .19)	3 .35	2 .77	2 .15

Total From Investment Operations	0.91	(7.12)	3.42	2.80	2.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .02)	(0 .03)	(0 .03)	(0 .09)
Distributions from Realized Gains	–	(1 .22)	(1 .25)	(0 .99)	(0 .87)

Total Dividends and Distributions	(0.07)	(1.24)	(1.28)	(1.02)	(0.96)

Net Asset Value, End of Period	$ 7.56	$ 6.72	$ 15.08	$ 12.94	$ 11.16

Total Return	13 .71%	(51 .20)%	28 .76%	26 .82%	23.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,273	$ 6,325	$ 17,310	$ 13,931	$ 9,357
Ratio of Expenses to Average Net Assets	1 .75%	1 .75%	1 .72%	1 .74%	1.75%
Ratio of Net Investment Income to Average Net Assets	0 .78%	0 .63%	0 .49%	0 .26%	0.57%
Portfolio Turnover Rate	137 .7%	125 .2%	129 .4%	134 .7%	139.5%

	2009	2008	2007	2006	2005

INTERNATIONAL GROWTH FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 7.14	$ 15.94	$ 13.60	$ 11.68	$ 10.31
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .07	0 .10	0 .09	0 .06	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	0 .91	(7 .65)	3 .55	2 .90	2 .26

Total From Investment Operations	0.98	(7.55)	3.64	2.96	2.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .03)	(0 .05)	(0 .05)	(0 .10)
Distributions from Realized Gains	–	(1 .22)	(1 .25)	(0 .99)	(0 .87)

Total Dividends and Distributions	(0.10)	(1.25)	(1.30)	(1.04)	(0.97)

Net Asset Value, End of Period	$ 8.02	$ 7.14	$ 15.94	$ 13.60	$ 11.68

Total Return	13 .92%	(51 .13)%	29 .04%	27 .01%	24.03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,400	$ 19,243	$ 40,890	$ 27,967	$ 10,090
Ratio of Expenses to Average Net Assets	1 .57%	1 .57%	1 .54%	1 .56%	1.57%
Ratio of Net Investment Income to Average Net Assets	0 .98%	0 .85%	0 .67%	0 .48%	0.70%
Portfolio Turnover Rate	137 .7%	125 .2%	129 .4%	134 .7%	139.5%

	2009	2008	2007	2006	2005

INTERNATIONAL GROWTH FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 6.85	$ 15.33	$ 13.14	$ 11.32	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .08	0 .13	0 .12	0 .07	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	0 .86	(7 .33)	3 .40	2 .81	2 .17

Total From Investment Operations	0.94	(7.20)	3.52	2.88	2.29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .06)	(0 .08)	(0 .07)	(0 .10)
Distributions from Realized Gains	–	(1 .22)	(1 .25)	(0 .99)	(0 .87)

Total Dividends and Distributions	(0.11)	(1.28)	(1.33)	(1.06)	(0.97)

Net Asset Value, End of Period	$ 7.68	$ 6.85	$ 15.33	$ 13.14	$ 11.32

Total Return	13 .99%	(50 .97)%	29 .20%	27 .26%	24.31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,253	$ 8,349	$ 25,726	$ 16,100	$ 9,188
Ratio of Expenses to Average Net Assets	1 .38%	1 .38%	1 .35%	1 .37%	1.38%
Ratio of Net Investment Income to Average Net Assets	1 .15%	1 .11%	0 .87%	0 .59%	1.09%
Portfolio Turnover Rate	137 .7%	125 .2%	129 .4%	134 .7%	139.5%

See accompanying notes.

701

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

INTERNATIONAL GROWTH FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 6.88	$ 15.39	$ 13.18	$ 11.35	$ 10.02
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .09	0 .13	0 .13	0 .09	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	0 .86	(7 .34)	3 .42	2 .81	2 .19

Total From Investment Operations	0.95	(7.21)	3.55	2.90	2.30
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .08)	(0 .09)	(0 .08)	(0 .10)
Distributions from Realized Gains	–	(1 .22)	(1 .25)	(0 .99)	(0 .87)

Total Dividends and Distributions	(0.13)	(1.30)	(1.34)	(1.07)	(0.97)

Net Asset Value, End of Period	$ 7.70	$ 6.88	$ 15.39	$ 13.18	$ 11.35

Total Return	14 .10%	(50 .91)%	29 .42%	27 .41%	24.38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,659	$ 11,818	$ 28,010	$ 17,420	$ 7,441
Ratio of Expenses to Average Net Assets	1 .26%	1 .26%	1 .23%	1 .25%	1.26%
Ratio of Net Investment Income to Average Net Assets	1 .34%	1 .09%	0 .99%	0 .74%	1.00%
Portfolio Turnover Rate	137 .7%	125 .2%	129 .4%	134 .7%	139.5%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

702

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008(a)

INTERNATIONAL VALUE FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 8.62	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .20	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .90	(1 .38)

Total From Investment Operations	2.10	(1.38)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	–

Total Dividends and Distributions	(0.02)	–

Net Asset Value, End of Period	$ 10.70	$ 8.62

Total Return	24 .39%	(13 .80)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 963,192	$ 364,462
Ratio of Expenses to Average Net Assets	1 .12%(d)	1.13%(d),(e)
Ratio of Net Investment Income to Average Net Assets	2 .22%	(0 .57)%(e)
Portfolio Turnover Rate	77 .7%	33 .1%(e)

(a)	Period from September 30, 2008, date operations commenced, through October 31, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager's contractual expense limit.

(e)	Computed on an annualized basis.

See accompanying notes.

703

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

LARGECAP BLEND FUND I

Class J shares

Net Asset Value, Beginning of Period	$ 6.38	$ 10.48	$ 9.37	$ 8.27	$ 7.67
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .08	0 .09	0 .07	0 .06	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	0 .32	(3 .85)	1 .04	1 .09	0 .64

Total From Investment Operations	0.40	(3.76)	1.11	1.15	0.70
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .06)	–	(0 .02)	(0 .06)
Distributions from Realized Gains	–	(0 .28)	–	(0 .03)	(0 .04)

Total Dividends and Distributions	(0.08)	(0.34)	–	(0.05)	(0.10)

Net Asset Value, End of Period	$ 6.70	$ 6.38	$ 10.48	$ 9.37	$ 8.27

Total Return(b)	6 .46%	(37 .02)%	11 .89%	14 .01%	9.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,908	$ 32,309	$ 56,114	$ 48,534	$ 33,926
Ratio of Expenses to Average Net Assets	1 .11%(c)	1.02%	1.06%	1.14%	1.20%
Ratio of Gross Expenses to Average Net Assets(d)	1 .17%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .28%	1 .06%	0 .74%	0 .64%	0.78%
Portfolio Turnover Rate	94 .4%	100 .6%	106 .2%	65 .1%	148 .8%(e)

	2009	2008	2007	2006	2005

LARGECAP BLEND FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 6.46	$ 10.60	$ 9.48	$ 8.38	$ 7.72
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .11	0 .14	0 .13	0 .06	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	0 .33	(3 .88)	1 .06	1 .16	0 .63

Total From Investment Operations	0.44	(3.74)	1.19	1.22	0.76
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .12)	(0 .07)	(0 .09)	(0 .06)
Distributions from Realized Gains	–	(0 .28)	–	(0 .03)	(0 .04)

Total Dividends and Distributions	(0.13)	(0.40)	(0.07)	(0.12)	(0.10)

Net Asset Value, End of Period	$ 6.77	$ 6.46	$ 10.60	$ 9.48	$ 8.38

Total Return	7 .10%	(36 .58)%	12 .61%	14 .67%	9.86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 773,554	$ 565,475	$ 670,138	$ 95,233	$ 9
Ratio of Expenses to Average Net Assets	0 .45%(c)	0.45%	0.44%	0.45%	0.45%
Ratio of Net Investment Income to Average Net Assets	1 .87%	1 .62%	1 .28%	0 .65%	1.58%
Portfolio Turnover Rate	94 .4%	100 .6%	106 .2%	65 .1%	148 .8%(e)

	2009	2008	2007	2006	2005

LARGECAP BLEND FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 6.39	$ 10.50	$ 9.41	$ 8.31	$ 7.72
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .06	0 .06	0 .04	0 .03	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	0 .33	(3 .86)	1 .05	1 .11	0 .63

Total From Investment Operations	0.39	(3.80)	1.09	1.14	0.69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .03)	–	(0 .01)	(0 .06)
Distributions from Realized Gains	–	(0 .28)	–	(0 .03)	(0 .04)

Total Dividends and Distributions	(0.06)	(0.31)	–	(0.04)	(0.10)

Net Asset Value, End of Period	$ 6.72	$ 6.39	$ 10.50	$ 9.41	$ 8.31

Total Return	6 .19%	(37 .22)%	11 .58%	13 .78%	8.87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 980	$ 746	$ 1,019	$ 671	$ 11
Ratio of Expenses to Average Net Assets	1 .33%(c)	1.33%	1.32%	1.33%	1.33%
Ratio of Net Investment Income to Average Net Assets	1 .02%	0 .75%	0 .44%	0 .38%	0.70%
Portfolio Turnover Rate	94 .4%	100 .6%	106 .2%	65 .1%	148 .8%(e)

See accompanying notes.

704

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP BLEND FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 6.43	$ 10.55	$ 9.45	$ 8.34	$ 7.74
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .07	0 .08	0 .06	0 .05	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	0 .33	(3 .88)	1 .04	1 .11	0 .64

Total From Investment Operations	0.40	(3.80)	1.10	1.16	0.70
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .04)	–	(0 .02)	(0 .06)
Distributions from Realized Gains	–	(0 .28)	–	(0 .03)	(0 .04)

Total Dividends and Distributions	(0.05)	(0.32)	–	(0.05)	(0.10)

Net Asset Value, End of Period	$ 6.78	$ 6.43	$ 10.55	$ 9.45	$ 8.34

Total Return	6 .33%	(37 .06)%	11 .64%	14 .00%	8.99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,681	$ 1,988	$ 4,227	$ 4,353	$ 3,573
Ratio of Expenses to Average Net Assets	1 .20%(c)	1.20%	1.19%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	1 .22%	0 .88%	0 .62%	0 .57%	0.70%
Portfolio Turnover Rate	94 .4%	100 .6%	106 .2%	65 .1%	148 .8%(e)

	2009	2008	2007	2006	2005

LARGECAP BLEND FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 6.46	$ 10.60	$ 9.49	$ 8.38	$ 7.76
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .09	0 .09	0 .08	0 .06	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	0 .32	(3 .89)	1 .04	1 .12	0 .64

Total From Investment Operations	0.41	(3.80)	1.12	1.18	0.72
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .06)	(0 .01)	(0 .04)	(0 .06)
Distributions from Realized Gains	–	(0 .28)	–	(0 .03)	(0 .04)

Total Dividends and Distributions	(0.06)	(0.34)	(0.01)	(0.07)	(0.10)

Net Asset Value, End of Period	$ 6.81	$ 6.46	$ 10.60	$ 9.49	$ 8.38

Total Return	6 .50%	(36 .95)%	11 .85%	14 .13%	9.24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 675	$ 1,463	$ 3,964	$ 3,784	$ 1,095
Ratio of Expenses to Average Net Assets	1 .02%(c)	1.02%	1.01%	1.02%	1.02%
Ratio of Net Investment Income to Average Net Assets	1 .42%	1 .06%	0 .79%	0 .72%	0.99%
Portfolio Turnover Rate	94 .4%	100 .6%	106 .2%	65 .1%	148 .8%(e)

	2009	2008	2007	2006	2005

LARGECAP BLEND FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 6.47	$ 10.62	$ 9.50	$ 8.39	$ 7.76
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .09	0 .11	0 .09	0 .08	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	0 .33	(3 .90)	1 .06	1 .11	0 .65

Total From Investment Operations	0.42	(3.79)	1.15	1.19	0.73
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .08)	(0 .03)	(0 .05)	(0 .06)
Distributions from Realized Gains	–	(0 .28)	–	(0 .03)	(0 .04)

Total Dividends and Distributions	(0.09)	(0.36)	(0.03)	(0.08)	(0.10)

Net Asset Value, End of Period	$ 6.80	$ 6.47	$ 10.62	$ 9.50	$ 8.39

Total Return	6 .76%	(36 .85)%	12 .16%	14 .33%	9.39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,292	$ 1,694	$ 4,241	$ 2,436	$ 1,834
Ratio of Expenses to Average Net Assets	0 .83%(c)	0.83%	0.82%	0.83%	0.83%
Ratio of Net Investment Income to Average Net Assets	1 .54%	1 .28%	0 .93%	0 .94%	0.94%
Portfolio Turnover Rate	94 .4%	100 .6%	106 .2%	65 .1%	148 .8%(e)

See accompanying notes.

705

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP BLEND FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 6.50	$ 10.66	$ 9.54	$ 8.42	$ 7.78
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .09	0 .12	0 .11	0 .10	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	0 .33	(3 .91)	1 .05	1 .11	0 .63

Total From Investment Operations	0.42	(3.79)	1.16	1.21	0.74
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .09)	(0 .04)	(0 .06)	(0 .06)
Distributions from Realized Gains	–	(0 .28)	–	(0 .03)	(0 .04)

Total Dividends and Distributions	(0.09)	(0.37)	(0.04)	(0.09)	(0.10)

Net Asset Value, End of Period	$ 6.83	$ 6.50	$ 10.66	$ 9.54	$ 8.42

Total Return	6 .72%	(36 .73)%	12 .24%	14 .54%	9.50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,426	$ 1,813	$ 6,587	$ 3,869	$ 3,470
Ratio of Expenses to Average Net Assets	0 .71%(c)	0.71%	0.70%	0.71%	0.71%
Ratio of Net Investment Income to Average Net Assets	1 .53%	1 .37%	1 .07%	1 .08%	1.28%
Portfolio Turnover Rate	94 .4%	100 .6%	106 .2%	65 .1%	148 .8%(e)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Reflects Manager's contractual expense limit.

(d)	Excludes expense reimbursement from Manager and/or Underwriter.

(e)	Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

See accompanying notes.

706

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

LARGECAP BLEND FUND II

Class J shares

Net Asset Value, Beginning of Period	$ 7 .02	$ 12.12	$ 11.12	$ 10.10	$ 9 .95
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .07	0 .06	0 .04	0 .04	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	0 .71	(4 .09)	1 .57	1 .44	0 .77

Total From Investment Operations	0.78	(4.03)	1.61	1.48	0.81
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .03)	(0 .04)	(0 .02)	(0 .09)
Distributions from Realized Gains	–	(1 .04)	(0 .57)	(0 .44)	(0 .57)

Total Dividends and Distributions	(0.07)	(1.07)	(0.61)	(0.46)	(0.66)

Net Asset Value, End of Period	$ 7.73	$ 7.02	$ 12.12	$ 11.12	$ 10.10

Total Return(b)	11 .37%	(36 .15)%	15 .10%	15 .02%	8.29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 94,397	$ 93,445	$ 160,166	$ 109,445	$ 69,766
Ratio of Expenses to Average Net Assets	1 .33%(c)	1.28%	1.35%	1.42%	1.49%
Ratio of Gross Expenses to Average Net Assets(d)	1 .39%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .10%	0 .68%	0 .35%	0 .40%	0.41%
Portfolio Turnover Rate	79 .8%	60 .0%	53 .2%	52 .1%	51 .8%(e)

	2009	2008	2007	2006	2005

LARGECAP BLEND FUND II

Institutional shares

Net Asset Value, Beginning of Period	$ 7.23	$ 12.47	$ 11.43	$ 10.37	$ 10.14
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .11	0 .12	0 .11	0 .12	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	0 .73	(4 .22)	1 .62	1 .47	0 .78

Total From Investment Operations	0.84	(4.10)	1.73	1.59	0.90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .10)	(0 .12)	(0 .09)	(0 .10)
Distributions from Realized Gains	–	(1 .04)	(0 .57)	(0 .44)	(0 .57)

Total Dividends and Distributions	(0.12)	(1.14)	(0.69)	(0.53)	(0.67)

Net Asset Value, End of Period	$ 7.95	$ 7.23	$ 12.47	$ 11.43	$ 10.37

Total Return	12 .05%	(35 .86)%	15 .83%	15 .84%	9.03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 479,632	$ 431,434	$ 706,735	$ 627,235	$ 557,357
Ratio of Expenses to Average Net Assets	0 .77%(c)	0.75%	0.74%	0.74%	0.75%
Ratio of Net Investment Income to Average Net Assets	1 .64%	1 .21%	0 .98%	1 .11%	1.21%
Portfolio Turnover Rate	79 .8%	60 .0%	53 .2%	52 .1%	51 .8%(e)

	2009	2008	2007	2006	2005

LARGECAP BLEND FUND II

R-1 shares

Net Asset Value, Beginning of Period	$ 7.17	$ 12.37	$ 11.34	$ 10.30	$ 10.15
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .05	0 .03	0 .01	0 .01	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .73	(4 .19)	1 .61	1 .47	0 .83

Total From Investment Operations	0.78	(4.16)	1.62	1.48	0.81
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	–	(0 .02)	–	(0 .09)
Distributions from Realized Gains	–	(1 .04)	(0 .57)	(0 .44)	(0 .57)

Total Dividends and Distributions	(0.05)	(1.04)	(0.59)	(0.44)	(0.66)

Net Asset Value, End of Period	$ 7.90	$ 7.17	$ 12.37	$ 11.34	$ 10.30

Total Return	11 .10%	(36 .43)%	14 .81%	14 .74%	8.11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,337	$ 2,511	$ 3,426	$ 2,343	$ 257
Ratio of Expenses to Average Net Assets	1 .63%(c)	1.63%	1.62%	1.62%	1.63%
Ratio of Net Investment Income to Average Net Assets	0 .75%	0 .32%	0 .08%	0 .12%	(0.17)%
Portfolio Turnover Rate	79 .8%	60 .0%	53 .2%	52 .1%	51 .8%(e)

See accompanying notes.

707

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP BLEND FUND II

R-2 shares

Net Asset Value, Beginning of Period	$ 7.10	$ 12.27	$ 11.25	$ 10.22	$ 10.06
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .06	0 .04	0 .03	0 .04	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	0 .73	(4 .15)	1 .59	1 .44	0 .78

Total From Investment Operations	0.79	(4.11)	1.62	1.48	0.82
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .02)	(0 .03)	(0 .01)	(0 .09)
Distributions from Realized Gains	–	(1 .04)	(0 .57)	(0 .44)	(0 .57)

Total Dividends and Distributions	(0.04)	(1.06)	(0.60)	(0.45)	(0.66)

Net Asset Value, End of Period	$ 7.85	$ 7.10	$ 12.27	$ 11.25	$ 10.22

Total Return	11 .27%	(36 .39)%	15 .01%	14 .91%	8.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,413	$ 13,952	$ 30,709	$ 31,309	$ 29,275
Ratio of Expenses to Average Net Assets	1 .50%(c)	1.50%	1.49%	1.49%	1.50%
Ratio of Net Investment Income to Average Net Assets	0 .91%	0 .46%	0 .24%	0 .36%	0.42%
Portfolio Turnover Rate	79 .8%	60 .0%	53 .2%	52 .1%	51 .8%(e)

	2009	2008	2007	2006	2005

LARGECAP BLEND FUND II

R-3 shares

Net Asset Value, Beginning of Period	$ 7.15	$ 12.34	$ 11.32	$ 10.27	$ 10.10
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .08	0 .06	0 .05	0 .06	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	0 .72	(4 .17)	1 .59	1 .46	0 .76

Total From Investment Operations	0.80	(4.11)	1.64	1.52	0.83
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .04)	(0 .05)	(0 .03)	(0 .09)
Distributions from Realized Gains	–	(1 .04)	(0 .57)	(0 .44)	(0 .57)

Total Dividends and Distributions	(0.07)	(1.08)	(0.62)	(0.47)	(0.66)

Net Asset Value, End of Period	$ 7.88	$ 7.15	$ 12.34	$ 11.32	$ 10.27

Total Return	11 .43%	(36 .23)%	15 .12%	15 .24%	8.39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,135	$ 21,349	$ 29,848	$ 34,442	$ 25,026
Ratio of Expenses to Average Net Assets	1 .32%(c)	1.32%	1.31%	1.31%	1.32%
Ratio of Net Investment Income to Average Net Assets	1 .12%	0 .63%	0 .43%	0 .52%	0.66%
Portfolio Turnover Rate	79 .8%	60 .0%	53 .2%	52 .1%	51 .8%(e)

	2009	2008	2007	2006	2005

LARGECAP BLEND FUND II

R-4 shares

Net Asset Value, Beginning of Period	$ 7.20	$ 12.42	$ 11.39	$ 10.33	$ 10.14
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .09	0 .08	0 .07	0 .08	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	0 .73	(4 .20)	1 .61	1 .47	0 .77

Total From Investment Operations	0.82	(4.12)	1.68	1.55	0.85
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .06)	(0 .08)	(0 .05)	(0 .09)
Distributions from Realized Gains	–	(1 .04)	(0 .57)	(0 .44)	(0 .57)

Total Dividends and Distributions	(0.09)	(1.10)	(0.65)	(0.49)	(0.66)

Net Asset Value, End of Period	$ 7.93	$ 7.20	$ 12.42	$ 11.39	$ 10.33

Total Return	11 .63%	(36 .11)%	15 .34%	15 .46%	8.58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,463	$ 11,356	$ 17,260	$ 10,614	$ 8,554
Ratio of Expenses to Average Net Assets	1 .13%(c)	1.13%	1.12%	1.12%	1.13%
Ratio of Net Investment Income to Average Net Assets	1 .27%	0 .84%	0 .57%	0 .73%	0.74%
Portfolio Turnover Rate	79 .8%	60 .0%	53 .2%	52 .1%	51 .8%(e)

See accompanying notes.

708

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP BLEND FUND II

R-5 shares

Net Asset Value, Beginning of Period	$ 7.19	$ 12.40	$ 11.37	$ 10.32	$ 10.11
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .10	0 .09	0 .08	0 .09	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	0 .72	(4 .19)	1 .61	1 .46	0 .77

Total From Investment Operations	0.82	(4.10)	1.69	1.55	0.87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .07)	(0 .09)	(0 .06)	(0 .09)
Distributions from Realized Gains	–	(1 .04)	(0 .57)	(0 .44)	(0 .57)

Total Dividends and Distributions	(0.09)	(1.11)	(0.66)	(0.50)	(0.66)

Net Asset Value, End of Period	$ 7.92	$ 7.19	$ 12.40	$ 11.37	$ 10.32

Total Return	11 .68%	(36 .00)%	15 .52%	15 .52%	8.82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 25,707	$ 24,446	$ 55,239	$ 45,989	$ 42,290
Ratio of Expenses to Average Net Assets	1 .01%(c)	1.01%	1.00%	1.00%	1.01%
Ratio of Net Investment Income to Average Net Assets	1 .40%	0 .95%	0 .71%	0 .86%	0.94%
Portfolio Turnover Rate	79 .8%	60 .0%	53 .2%	52 .1%	51 .8%(e)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Reflects Manager's contractual expense limit.

(d)	Excludes expense reimbursement from Manager and/or Underwriter.

(e)	Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.

See accompanying notes.

709

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND

Class J shares

Net Asset Value, Beginning of Period	$ 5.81	$ 9.53	$ 7.46	$ 6.81	$ 5.89
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .03)	(0 .01)	(0 .01)	(0 .01)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .20	(3 .54)	2 .18	0 .66	0 .96

Total From Investment Operations	0.17	(3.55)	2.17	0.65	0.95
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .03)
Distributions from Realized Gains	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–	(0 .02)	–	–	–

Total Dividends and Distributions	–	(0.17)	(0.10)	–	(0.03)

Net Asset Value, End of Period	$ 5.98	$ 5.81	$ 9.53	$ 7.46	$ 6.81

Total Return(b)	2 .93%	(37 .92)%	29 .41%	9 .54%	16.17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 39,852	$ 38,641	$ 52,055	$ 34,561	$ 20,860
Ratio of Expenses to Average Net Assets	1 .41%	1 .33%	1 .31%	1 .36%	1.48%
Ratio of Gross Expenses to Average Net Assets(c)	1 .46%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .51)%	(0 .16)%	(0 .18)%	(0 .16)%	(0 .21)%
Portfolio Turnover Rate	86 .5%	88 .8%	113 .1%(d)	93.5%	169.0%(e)

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 6.13	$ 10.02	$ 7.83	$ 7.09	$ 6.09
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .01	0 .05	0 .04	0 .05	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	0.22	(3.73)	2.31	0.70	1.00

Total From Investment Operations	0.23	(3.68)	2.35	0.75	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .04)	(0 .06)	(0 .01)	(0 .04)
Distributions from Realized Gains	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–	(0 .02)	–	–	–

Total Dividends and Distributions	(0.01)	(0.21)	(0.16)	(0.01)	(0.04)

Net Asset Value, End of Period	$ 6.35	$ 6.13	$ 10.02	$ 7.83	$ 7.09

Total Return	3 .79%	(37 .49)%	30 .46%	10 .57%	17.05%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,673,544	$ 1,531,200	$ 3,509,320	$ 487,805	$ 278,730
Ratio of Expenses to Average Net Assets	0 .65%	0 .62%	0 .60%	0 .54%	0.55%
Ratio of Net Investment Income to Average Net Assets	0 .24%	0 .58%	0 .42%	0 .65%	0.63%
Portfolio Turnover Rate	86 .5%	88 .8%	113 .1%(d)	93.5%	169.0%(e)

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 6.00	$ 9.85	$ 7.71	$ 7.04	$ 6.09
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .04)	(0 .03)	(0 .03)	(0 .02)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	0 .21	(3 .65)	2 .27	0 .69	1 .02

Total From Investment Operations	0.17	(3.68)	2.24	0.67	0.98
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .03)
Distributions from Realized Gains	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–	(0 .02)	–	–	–

Total Dividends and Distributions	–	(0.17)	(0.10)	–	(0.03)

Net Asset Value, End of Period	$ 6.17	$ 6.00	$ 9.85	$ 7.71	$ 7.04

Total Return	2 .83%	(38 .01)%	29 .37%	9 .52%	16.14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,130	$ 9,129	$ 12,562	$ 5,792	$ 738
Ratio of Expenses to Average Net Assets	1 .53%	1 .50%	1 .47%	1 .42%	1.43%
Ratio of Net Investment Income to Average Net Assets	(0 .65)%	(0 .34)%	(0 .36)%	(0 .23)%	(0 .59)%
Portfolio Turnover Rate	86 .5%	88 .8%	113 .1%(d)	93.5%	169.0%(e)

See accompanying notes.

710

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 6.03	$ 9.88	$ 7.72	$ 7.04	$ 6.09
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .03)	(0 .02)	(0 .02)	(0 .01)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	0 .20	(3 .66)	2 .28	0 .69	1 .01

Total From Investment Operations	0.17	(3.68)	2.26	0.68	0.98
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .03)
Distributions from Realized Gains	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–	(0 .02)	–	–	–

Total Dividends and Distributions	–	(0.17)	(0.10)	–	(0.03)

Net Asset Value, End of Period	$ 6.20	$ 6.03	$ 9.88	$ 7.72	$ 7.04

Total Return	2 .82%	(37 .89)%	29 .59%	9 .66%	16.15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,407	$ 15,819	$ 24,502	$ 16,878	$ 2,212
Ratio of Expenses to Average Net Assets	1 .40%	1 .37%	1 .34%	1 .29%	1.30%
Ratio of Net Investment Income to Average Net Assets	(0 .50)%	(0 .20)%	(0 .21)%	(0 .09)%	(0 .40)%
Portfolio Turnover Rate	86 .5%	88 .8%	113 .1%(d)	93.5%	169.0%(e)

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 6.32	$ 10.34	$ 8.07	$ 7.35	$ 6.34
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .02)	–	–	0 .01	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .22	(3 .85)	2 .38	0 .71	1 .05

Total From Investment Operations	0.20	(3.85)	2.38	0.72	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .01)	–	(0 .03)
Distributions from Realized Gains	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–	(0 .02)	–	–	–

Total Dividends and Distributions	–	(0.17)	(0.11)	–	(0.03)

Net Asset Value, End of Period	$ 6.52	$ 6.32	$ 10.34	$ 8.07	$ 7.35

Total Return	3 .16%	(37 .85)%	29 .79%	9 .80%	16.48%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 56,773	$ 48,883	$ 59,749	$ 35,647	$ 7,878
Ratio of Expenses to Average Net Assets	1 .22%	1 .19%	1 .16%	1 .11%	1.12%
Ratio of Net Investment Income to Average Net Assets	(0 .34)%	(0 .03)%	(0 .05)%	0 .10%	(0.16)%
Portfolio Turnover Rate	86 .5%	88 .8%	113 .1%(d)	93.5%	169.0%(e)

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 6.28	$ 10.25	$ 8.01	$ 7.28	$ 6.27
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .01)	0 .01	0 .01	0 .02	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .21	(3 .81)	2 .35	0 .71	1 .04

Total From Investment Operations	0.20	(3.80)	2.36	0.73	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .02)	–	(0 .03)
Distributions from Realized Gains	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–	(0 .02)	–	–	–

Total Dividends and Distributions	–	(0.17)	(0.12)	–	(0.03)

Net Asset Value, End of Period	$ 6.48	$ 6.28	$ 10.25	$ 8.01	$ 7.28

Total Return	3 .18%	(37 .67)%	29 .90%	10 .03%	16.68%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 35,761	$ 28,378	$ 25,974	$ 14,809	$ 3,811
Ratio of Expenses to Average Net Assets	1 .03%	1 .00%	0 .97%	0 .92%	0.93%
Ratio of Net Investment Income to Average Net Assets	(0 .13)%	0 .14%	0 .15%	0 .30%	0.02%
Portfolio Turnover Rate	86 .5%	88 .8%	113 .1%(d)	93.5%	169.0%(e)
See accompanying notes.

711

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 6.20	$ 10.12	$ 7.91	$ 7.17	$ 6.18
Income from Investment Operations:
Net Investment Income (Loss)(a)	–	0 .03	0 .02	0 .03	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	0 .21	(3 .76)	2 .32	0 .71	0 .99

Total From Investment Operations	0.21	(3.73)	2.34	0.74	1.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .02)	(0 .03)	–	(0 .03)
Distributions from Realized Gains	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–	(0 .02)	–	–	–

Total Dividends and Distributions	–	(0.19)	(0.13)	–	(0.03)

Net Asset Value, End of Period	$ 6.41	$ 6.20	$ 10.12	$ 7.91	$ 7.17

Total Return	3 .39%	(37 .58)%	30 .07%	10 .32%	16.61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 74,628	$ 66,974	$ 96,875	$ 47,115	$ 3,503
Ratio of Expenses to Average Net Assets	0 .91%	0 .88%	0 .86%	0 .80%	0.81%
Ratio of Net Investment Income to Average Net Assets	(0 .02)%	0 .29%	0 .24%	0 .41%	0.50%
Portfolio Turnover Rate	86 .5%	88 .8%	113 .1%(d)	93.5%	169.0%(e)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

(d)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.

(e)	Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

See accompanying notes.

712

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND I

Class J shares

Net Asset Value, Beginning of Period	$ 5.00	$ 8.88	$ 7.79	$ 7.63	$ 6.91
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .03)	(0 .05)	(0 .04)	(0 .02)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	1 .43	(3 .43)	1 .50	0 .49	0 .79

Total From Investment Operations	1.40	(3.48)	1.46	0.47	0.75
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .03)
Distributions from Realized Gains	–	(0 .40)	(0 .37)	(0 .31)	–

Total Dividends and Distributions	–	(0.40)	(0.37)	(0.31)	(0.03)

Net Asset Value, End of Period	$ 6.40	$ 5.00	$ 8.88	$ 7.79	$ 7.63

Total Return(b)	28 .00%	(40 .88)%	19 .46%	6 .09%	10.94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 42,118	$ 28,875	$ 52,111	$ 37,584	$ 27,706
Ratio of Expenses to Average Net Assets	1 .52%(c)	1.42%	1.47%	1.54%	1.65%
Ratio of Gross Expenses to Average Net Assets(d)	1 .58%	–	–	1 .54%	1.65%
Ratio of Net Investment Income to Average Net Assets	(0 .62)%	(0 .68)%	(0 .47)%	(0 .31)%	(0 .49)%
Portfolio Turnover Rate	98 .9%	64 .5%	47 .7%	58 .5%	66 .5%(e)

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 5.45	$ 9.59	$ 8.36	$ 8.11	$ 7.28
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .01	–	0 .02	0 .04	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	1.56	(3.73)	1.62	0.52	0.83

Total From Investment Operations	1.57	(3.73)	1.64	0.56	0.87
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .01)	(0 .04)	–	(0 .04)
Distributions from Realized Gains	–	(0 .40)	(0 .37)	(0 .31)	–

Total Dividends and Distributions	–	(0.41)	(0.41)	(0.31)	(0.04)

Net Asset Value, End of Period	$ 7.02	$ 5.45	$ 9.59	$ 8.36	$ 8.11

Total Return	28 .83%	(40 .50)%	20 .38%	6 .86%	11.98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,514,796	$ 1,089,367	$ 1,668,453	$ 926,591	$ 775,660
Ratio of Expenses to Average Net Assets	0 .73%(c)	0.73%	0.73%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets	0 .17%	0 .00%	0 .26%	0 .52%	0.48%
Portfolio Turnover Rate	98 .9%	64 .5%	47 .7%	58 .5%	66 .5%(e)

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 5.28	$ 9.38	$ 8.22	$ 8.04	$ 7.29
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .04)	(0 .07)	(0 .05)	(0 .04)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	1 .51	(3 .63)	1 .58	0 .53	0 .86

Total From Investment Operations	1.47	(3.70)	1.53	0.49	0.79
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .04)
Distributions from Realized Gains	–	(0 .40)	(0 .37)	(0 .31)	–

Total Dividends and Distributions	–	(0.40)	(0.37)	(0.31)	(0.04)

Net Asset Value, End of Period	$ 6.75	$ 5.28	$ 9.38	$ 8.22	$ 8.04

Total Return	27 .84%	(41 .05)%	19 .29%	6 .02%	10.78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,717	$ 1,049	$ 1,480	$ 834	$ 250
Ratio of Expenses to Average Net Assets	1 .61%(c)	1.61%	1.61%	1.62%	1.62%
Ratio of Net Investment Income to Average Net Assets	(0 .71)%	(0 .88)%	(0 .62)%	(0 .49)%	(0 .92)%
Portfolio Turnover Rate	98 .9%	64 .5%	47 .7%	58 .5%	66 .5%(e)

See accompanying notes.

713

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 5.15	$ 9.15	$ 8.02	$ 7.84	$ 7.09
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .03)	(0 .06)	(0 .04)	(0 .01)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	1 .47	(3 .54)	1 .54	0 .50	0 .81

Total From Investment Operations	1.44	(3.60)	1.50	0.49	0.79
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .04)
Distributions from Realized Gains	–	(0 .40)	(0 .37)	(0 .31)	–

Total Dividends and Distributions	–	(0.40)	(0.37)	(0.31)	(0.04)

Net Asset Value, End of Period	$ 6.59	$ 5.15	$ 9.15	$ 8.02	$ 7.84

Total Return	27 .96%	(40 .99)%	19 .41%	6 .18%	11.10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,273	$ 7,234	$ 18,098	$ 18,690	$ 22,933
Ratio of Expenses to Average Net Assets	1 .48%(c)	1.48%	1.48%	1.49%	1.49%
Ratio of Net Investment Income to Average Net Assets	(0 .58)%	(0 .75)%	(0 .45)%	(0 .18)%	(0 .27)%
Portfolio Turnover Rate	98 .9%	64 .5%	47 .7%	58 .5%	66 .5%(e)

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 5.33	$ 9.43	$ 8.24	$ 8.03	$ 7.25
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .02)	(0 .04)	(0 .02)	–	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .51	(3 .66)	1 .58	0 .52	0 .82

Total From Investment Operations	1.49	(3.70)	1.56	0.52	0.82
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .04)
Distributions from Realized Gains	–	(0 .40)	(0 .37)	(0 .31)	–

Total Dividends and Distributions	–	(0.40)	(0.37)	(0.31)	(0.04)

Net Asset Value, End of Period	$ 6.82	$ 5.33	$ 9.43	$ 8.24	$ 8.03

Total Return	27 .95%	(40 .83)%	19 .62%	6 .42%	11.29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,590	$ 13,763	$ 26,373	$ 28,652	$ 32,154
Ratio of Expenses to Average Net Assets	1 .30%(c)	1.30%	1.30%	1.31%	1.31%
Ratio of Net Investment Income to Average Net Assets	(0 .40)%	(0 .56)%	(0 .26)%	(0 .03)%	(0 .05)%
Portfolio Turnover Rate	98 .9%	64 .5%	47 .7%	58 .5%	66 .5%(e)

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 5.31	$ 9.39	$ 8.19	$ 7.98	$ 7.19
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .01)	(0 .03)	(0 .01)	0 .03	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	1 .52	(3 .65)	1 .59	0 .49	0 .82

Total From Investment Operations	1.51	(3.68)	1.58	0.52	0.83
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .01)	–	(0 .04)
Distributions from Realized Gains	–	(0 .40)	(0 .37)	(0 .31)	–

Total Dividends and Distributions	–	(0.40)	(0.38)	(0.31)	(0.04)

Net Asset Value, End of Period	$ 6.82	$ 5.31	$ 9.39	$ 8.19	$ 7.98

Total Return	28 .44%	(40 .78)%	19 .97%	6 .46%	11.54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,213	$ 3,767	$ 6,315	$ 3,732	$ 3,441
Ratio of Expenses to Average Net Assets	1 .11%(c)	1.11%	1.11%	1.12%	1.12%
Ratio of Net Investment Income to Average Net Assets	(0 .20)%	(0 .38)%	(0 .11)%	0 .41%	0.16%
Portfolio Turnover Rate	98 .9%	64 .5%	47 .7%	58 .5%	66 .5%(e)

See accompanying notes.

714

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 5.38	$ 9.50	$ 8.28	$ 8.05	$ 7.25
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .01)	(0 .02)	–	0 .02	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	1 .54	(3 .70)	1 .61	0 .52	0 .82

Total From Investment Operations	1.53	(3.72)	1.61	0.54	0.84
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .02)	–	(0 .04)
Distributions from Realized Gains	–	(0 .40)	(0 .37)	(0 .31)	–

Total Dividends and Distributions	–	(0.40)	(0.39)	(0.31)	(0.04)

Net Asset Value, End of Period	$ 6.91	$ 5.38	$ 9.50	$ 8.28	$ 8.05

Total Return	28 .44%	(40 .73)%	20 .14%	6 .66%	11.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,770	$ 14,195	$ 34,416	$ 28,122	$ 29,758
Ratio of Expenses to Average Net Assets	0 .99%(c)	0.99%	0.99%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	(0 .09)%	(0 .26)%	0 .02%	0 .25%	0.23%
Portfolio Turnover Rate	98 .9%	64 .5%	47 .7%	58 .5%	66 .5%(e)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Reflects Manager's contractual expense limit.

(d)	Excludes expense reimbursement from Manager and/or Underwriter.

(e)	Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.

See accompanying notes.

715

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND II

Class J shares

Net Asset Value, Beginning of Period	$ 5.48	$ 9.30	$ 8.43	$ 7.71	$ 7.38
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .01)	(0 .03)	(0 .05)	(0 .05)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	0 .75	(2 .86)	1 .65	0 .86	0 .51

Total From Investment Operations	0.74	(2.89)	1.60	0.81	0.48
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .02)
Distributions from Realized Gains	–	(0 .93)	(0 .73)	(0 .09)	(0 .13)

Total Dividends and Distributions	–	(0.93)	(0.73)	(0.09)	(0.15)

Net Asset Value, End of Period	$ 6.22	$ 5.48	$ 9.30	$ 8.43	$ 7.71

Total Return(b)	13 .50%	(34 .44)%	20 .52%	10 .56%	6.52%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 23,413	$ 19,225	$ 30,363	$ 13,866	$ 10,661
Ratio of Expenses to Average Net Assets	1 .73%(c)	1.59%	1.75%	1.75%	1.75%
Ratio of Gross Expenses to Average Net Assets(d)	1 .78%	–	–	1 .87%	2.00%
Ratio of Net Investment Income to Average Net Assets	(0 .24)%	(0 .41)%	(0 .59)%	(0 .66)%	(0 .45)%
Portfolio Turnover Rate	140 .0%	132 .4%	138 .3%(e)	143.4%	95.2%

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND II

Institutional shares

Net Asset Value, Beginning of Period	$ 6.01	$ 10.05	$ 8.99	$ 8.17	$ 7.76
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .03	0 .02	0 .02	0 .01	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .83	(3 .13)	1 .78	0 .91	0 .56

Total From Investment Operations	0.86	(3.11)	1.80	0.92	0.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	–	(0 .01)	(0 .01)	(0 .03)
Distributions from Realized Gains	–	(0 .93)	(0 .73)	(0 .09)	(0 .13)

Total Dividends and Distributions	(0.04)	(0.93)	(0.74)	(0.10)	(0.16)

Net Asset Value, End of Period	$ 6.83	$ 6.01	$ 10.05	$ 8.99	$ 8.17

Total Return	14 .40%	(34 .03)%	21 .56%	11 .30%	7.31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,499,432	$ 1,330,829	$ 750,044	$ 766,512	$ 715,195
Ratio of Expenses to Average Net Assets	0 .93%(c)	0.94%	0.99%	0.99%	1.00%
Ratio of Net Investment Income to Average Net Assets	0 .56%	0 .22%	0 .19%	0 .11%	0.12%
Portfolio Turnover Rate	140 .0%	132 .4%	138 .3%(e)	143.4%	95.2%

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND II

R-1 shares

Net Asset Value, Beginning of Period	$ 5.80	$ 9.81	$ 8.86	$ 8.11	$ 7.76
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .02)	(0 .05)	(0 .07)	(0 .06)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	0 .80	(3 .03)	1 .75	0 .90	0 .57

Total From Investment Operations	0.78	(3.08)	1.68	0.84	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .02)
Distributions from Realized Gains	–	(0 .93)	(0 .73)	(0 .09)	(0 .13)

Total Dividends and Distributions	–	(0.93)	(0.73)	(0.09)	(0.15)

Net Asset Value, End of Period	$ 6.58	$ 5.80	$ 9.81	$ 8.86	$ 8.11

Total Return	13 .45%	(34 .60)%	20 .42%	10 .41%	6.44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,472	$ 889	$ 1,727	$ 420	$ 164
Ratio of Expenses to Average Net Assets	1 .81%(c)	1.82%	1.87%	1.87%	1.88%
Ratio of Net Investment Income to Average Net Assets	(0 .34)%	(0 .65)%	(0 .73)%	(0 .77)%	(0 .84)%
Portfolio Turnover Rate	140 .0%	132 .4%	138 .3%(e)	143.4%	95.2%

See accompanying notes.

716

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND II

R-2 shares

Net Asset Value, Beginning of Period	$ 5.62	$ 9.52	$ 8.61	$ 7.87	$ 7.54
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .01)	(0 .04)	(0 .05)	(0 .05)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	0 .77	(2 .93)	1 .69	0 .88	0 .52

Total From Investment Operations	0.76	(2.97)	1.64	0.83	0.48
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .02)
Distributions from Realized Gains	–	(0 .93)	(0 .73)	(0 .09)	(0 .13)

Total Dividends and Distributions	–	(0.93)	(0.73)	(0.09)	(0.15)

Net Asset Value, End of Period	$ 6.38	$ 5.62	$ 9.52	$ 8.61	$ 7.87

Total Return	13 .52%	(34 .50)%	20 .55%	10 .60%	6.38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,619	$ 7,131	$ 14,150	$ 12,511	$ 13,504
Ratio of Expenses to Average Net Assets	1 .68%(c)	1.69%	1.74%	1.74%	1.75%
Ratio of Net Investment Income to Average Net Assets	(0 .18)%	(0 .50)%	(0 .56)%	(0 .65)%	(0 .46)%
Portfolio Turnover Rate	140 .0%	132 .4%	138 .3%(e)	143.4%	95.2%

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND II

R-3 shares

Net Asset Value, Beginning of Period	$ 5.71	$ 9.65	$ 8.69	$ 7.94	$ 7.58
Income from Investment Operations:
Net Investment Income (Loss)(a)	–	(0 .03)	(0 .03)	(0 .04)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .78	(2 .98)	1 .72	0 .88	0 .53

Total From Investment Operations	0.78	(3.01)	1.69	0.84	0.51
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .02)
Distributions from Realized Gains	–	(0 .93)	(0 .73)	(0 .09)	(0 .13)

Total Dividends and Distributions	–	(0.93)	(0.73)	(0.09)	(0.15)

Net Asset Value, End of Period	$ 6.49	$ 5.71	$ 9.65	$ 8.69	$ 7.94

Total Return	13 .66%	(34 .43)%	20 .96%	10 .64%	6.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,327	$ 5,857	$ 9,884	$ 8,440	$ 8,540
Ratio of Expenses to Average Net Assets	1 .50%(c)	1.51%	1.56%	1.56%	1.57%
Ratio of Net Investment Income to Average Net Assets	(0 .02)%	(0 .32)%	(0 .39)%	(0 .47)%	(0 .27)%
Portfolio Turnover Rate	140 .0%	132 .4%	138 .3%(e)	143.4%	95.2%

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND II

R-4 shares

Net Asset Value, Beginning of Period	$ 5.81	$ 9.79	$ 8.80	$ 8.02	$ 7.64
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .01	(0 .01)	(0 .02)	(0 .02)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .81	(3 .04)	1 .74	0 .89	0 .55

Total From Investment Operations	0.82	(3.05)	1.72	0.87	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .02)
Distributions from Realized Gains	–	(0 .93)	(0 .73)	(0 .09)	(0 .13)

Total Dividends and Distributions	–	(0.93)	(0.73)	(0.09)	(0.15)

Net Asset Value, End of Period	$ 6.63	$ 5.81	$ 9.79	$ 8.80	$ 8.02

Total Return	14 .11%	(34 .34)%	21 .06%	10 .91%	6.99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,499	$ 6,937	$ 22,117	$ 18,798	$ 15,970
Ratio of Expenses to Average Net Assets	1 .31%(c)	1.32%	1.37%	1.37%	1.38%
Ratio of Net Investment Income to Average Net Assets	0 .19%	(0 .11)%	(0 .20)%	(0 .28)%	(0 .24)%
Portfolio Turnover Rate	140 .0%	132 .4%	138 .3%(e)	143.4%	95.2%

See accompanying notes.

717

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP GROWTH FUND II

R-5 shares

Net Asset Value, Beginning of Period	$ 5.87	$ 9.86	$ 8.85	$ 8.05	$ 7.67
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .02	–	(0 .01)	(0 .01)	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .81	(3 .06)	1 .75	0 .90	0 .54

Total From Investment Operations	0.83	(3.06)	1.74	0.89	0.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	–	–	–	(0 .03)
Distributions from Realized Gains	–	(0 .93)	(0 .73)	(0 .09)	(0 .13)

Total Dividends and Distributions	(0.02)	(0.93)	(0.73)	(0.09)	(0.16)

Net Asset Value, End of Period	$ 6.68	$ 5.87	$ 9.86	$ 8.85	$ 8.05

Total Return	14 .13%	(34 .19)%	21 .17%	11 .12%	6.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,233	$ 16,528	$ 24,856	$ 17,520	$ 20,415
Ratio of Expenses to Average Net Assets	1 .19%(c)	1.20%	1.25%	1.25%	1.26%
Ratio of Net Investment Income to Average Net Assets	0 .30%	(0 .03)%	(0 .08)%	(0 .18)%	0 .05%
Portfolio Turnover Rate	140 .0%	132 .4%	138 .3%(e)	143.4%	95.2%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Reflects Manager's contractual expense limit.

(d)	Excludes expense reimbursement from Manager, Underwriter and/or custodian.

(e)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.

See accompanying notes.

718

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

LARGECAP S&P 500 INDEX FUND

Class J shares

Net Asset Value, Beginning of Period	$ 6.79	$ 10.95	$ 9.76	$ 8.56	$ 8.62
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .11	0 .14	0 .13	0 .11	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	0 .47	(4 .05)	1 .19	1 .21	0 .56

Total From Investment Operations	0.58	(3.91)	1.32	1.32	0.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .13)	(0 .10)	(0 .08)	(0 .13)
Distributions from Realized Gains	–	(0 .12)	(0 .03)	(0 .04)	(0 .59)

Total Dividends and Distributions	(0.13)	(0.25)	(0.13)	(0.12)	(0.72)

Net Asset Value, End of Period	$ 7.24	$ 6.79	$ 10.95	$ 9.76	$ 8.56

Total Return(b)	8 .95%	(36 .51)%	13 .73%	15 .48%	7.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 260,397	$ 247,433	$ 423,409	$ 371,614	$ 309,862
Ratio of Expenses to Average Net Assets	0 .76%	0 .69%	0 .75%	0 .82%	0.86%
Ratio of Gross Expenses to Average Net Assets(c)	0 .81%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .72%	1 .54%	1 .24%	1 .16%	1.20%
Portfolio Turnover Rate	7 .6%	8 .2%	5 .6%	3 .7%	11 .5%(d)

	2009	2008	2007	2006	2005

LARGECAP S&P 500 INDEX FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 6.87	$ 11.08	$ 9 .88	$ 8 .67	$ 8.67
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .14	0 .19	0 .19	0 .16	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	0 .48	(4 .09)	1 .21	1 .23	0 .59

Total From Investment Operations	0.62	(3.90)	1.40	1.39	0.72
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .19)	(0 .17)	(0 .14)	(0 .13)
Distributions from Realized Gains	–	(0 .12)	(0 .03)	(0 .04)	(0 .59)

Total Dividends and Distributions	(0.18)	(0.31)	(0.20)	(0.18)	(0.72)

Net Asset Value, End of Period	$ 7.31	$ 6.87	$ 11.08	$ 9 .88	$ 8.67

Total Return	9 .53%	(36 .15)%	14 .42%	16 .22%	8.48%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 136,579	$ 112,221	$ 87,900	$ 30,128	$ 4,270
Ratio of Expenses to Average Net Assets	0 .19%	0 .16%	0 .15%	0 .15%	0.15%
Ratio of Gross Expenses to Average Net Assets(e)	0 .25%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	2 .26%	2 .05%	1 .79%	1 .74%	1.65%
Portfolio Turnover Rate	7 .6%	8 .2%	5 .6%	3 .7%	11 .5%(d)

	2009	2008	2007	2006	2005

LARGECAP S&P 500 INDEX FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 6.81	$ 10.99	$ 9.80	$ 8.61	$ 8.68
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .09	0 .11	0 .10	0 .08	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	0 .49	(4 .07)	1 .20	1 .21	0 .58

Total From Investment Operations	0.58	(3.96)	1.30	1.29	0.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .10)	(0 .08)	(0 .06)	(0 .12)
Distributions from Realized Gains	–	(0 .12)	(0 .03)	(0 .04)	(0 .59)

Total Dividends and Distributions	(0.10)	(0.22)	(0.11)	(0.10)	(0.71)

Net Asset Value, End of Period	$ 7.29	$ 6.81	$ 10.99	$ 9.80	$ 8.61

Total Return	8 .71%	(36 .75)%	13 .43%	15 .07%	7.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,677	$ 7,825	$ 13,456	$ 7,086	$ 1,312
Ratio of Expenses to Average Net Assets	1 .04%	1 .04%	1 .03%	1 .03%	1.03%
Ratio of Net Investment Income to Average Net Assets	1 .35%	1 .19%	0 .94%	0 .88%	0.66%
Portfolio Turnover Rate	7 .6%	8 .2%	5 .6%	3 .7%	11 .5%(d)

See accompanying notes.

719

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP S&P 500 INDEX FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 6.84	$ 11.03	$ 9.84	$ 8.63	$ 8.69
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .10	0 .12	0 .11	0 .10	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	0 .48	(4 .08)	1 .20	1 .22	0 .56

Total From Investment Operations	0.58	(3.96)	1.31	1.32	0.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .11)	(0 .09)	(0 .07)	(0 .13)
Distributions from Realized Gains	–	(0 .12)	(0 .03)	(0 .04)	(0 .59)

Total Dividends and Distributions	(0.11)	(0.23)	(0.12)	(0.11)	(0.72)

Net Asset Value, End of Period	$ 7.31	$ 6.84	$ 11.03	$ 9.84	$ 8.63

Total Return	8 .82%	(36 .62)%	13 .52%	15 .41%	7.65%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 47,447	$ 41,405	$ 70,976	$ 70,430	$ 60,110
Ratio of Expenses to Average Net Assets	0 .91%	0 .91%	0 .90%	0 .90%	0.90%
Ratio of Net Investment Income to Average Net Assets	1 .55%	1 .32%	1 .10%	1 .08%	1.17%
Portfolio Turnover Rate	7 .6%	8 .2%	5 .6%	3 .7%	11 .5%(d)

	2009	2008	2007	2006	2005

LARGECAP S&P 500 INDEX FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 6.85	$ 11.06	$ 9.86	$ 8.66	$ 8.70
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .11	0 .14	0 .13	0 .11	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	0 .49	(4 .10)	1 .21	1 .22	0 .56

Total From Investment Operations	0.60	(3.96)	1.34	1.33	0.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .13)	(0 .11)	(0 .09)	(0 .13)
Distributions from Realized Gains	–	(0 .12)	(0 .03)	(0 .04)	(0 .59)

Total Dividends and Distributions	(0.13)	(0.25)	(0.14)	(0.13)	(0.72)

Net Asset Value, End of Period	$ 7.32	$ 6.85	$ 11.06	$ 9.86	$ 8.66

Total Return	9 .13%	(36 .59)%	13 .80%	15 .45%	7.91%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 136,863	$ 118,216	$ 181,330	$ 129,817	$ 103,889
Ratio of Expenses to Average Net Assets	0 .73%	0 .73%	0 .72%	0 .72%	0.72%
Ratio of Net Investment Income to Average Net Assets	1 .72%	1 .49%	1 .27%	1 .25%	1.36%
Portfolio Turnover Rate	7 .6%	8 .2%	5 .6%	3 .7%	11 .5%(d)

	2009	2008	2007	2006	2005

LARGECAP S&P 500 INDEX FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 6.89	$ 11.11	$ 9.91	$ 8.69	$ 8.72
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .12	0 .15	0 .15	0 .13	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	0 .48	(4 .10)	1 .21	1 .23	0 .56

Total From Investment Operations	0.60	(3.95)	1.36	1.36	0.69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .15)	(0 .13)	(0 .10)	(0 .13)
Distributions from Realized Gains	–	(0 .12)	(0 .03)	(0 .04)	(0 .59)

Total Dividends and Distributions	(0.15)	(0.27)	(0.16)	(0.14)	(0.72)

Net Asset Value, End of Period	$ 7.34	$ 6.89	$ 11.11	$ 9.91	$ 8.69

Total Return	9 .18%	(36 .39)%	13 .94%	15 .85%	8.03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 83,855	$ 67,528	$ 63,469	$ 40,489	$ 16,902
Ratio of Expenses to Average Net Assets	0 .54%	0 .54%	0 .53%	0 .53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1 .90%	1 .67%	1 .45%	1 .41%	1.49%
Portfolio Turnover Rate	7 .6%	8 .2%	5 .6%	3 .7%	11 .5%(d)

See accompanying notes.

720

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP S&P 500 INDEX FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 6.93	$ 11.17	$ 9.96	$ 8.74	$ 8.75
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .13	0 .17	0 .17	0 .14	0 .14
Net Realized and Unrealized Gain (Loss) on Investments	0 .49	(4 .13)	1 .21	1 .24	0 .57

Total From Investment Operations	0.62	(3.96)	1.38	1.38	0.71
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .16)	(0 .14)	(0 .12)	(0 .13)
Distributions from Realized Gains	–	(0 .12)	(0 .03)	(0 .04)	(0 .59)

Total Dividends and Distributions	(0.16)	(0.28)	(0.17)	(0.16)	(0.72)

Net Asset Value, End of Period	$ 7.39	$ 6.93	$ 11.17	$ 9.96	$ 8.74

Total Return	9 .31%	(36 .30)%	14 .11%	15 .89%	8.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 173,787	$ 139,495	$ 250,112	$ 213,092	$ 156,818
Ratio of Expenses to Average Net Assets	0 .42%	0 .42%	0 .41%	0 .41%	0.41%
Ratio of Net Investment Income to Average Net Assets	2 .02%	1 .81%	1 .59%	1 .56%	1.66%
Portfolio Turnover Rate	7 .6%	8 .2%	5 .6%	3 .7%	11 .5%(d)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

(d)	Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

(e)	Excludes expense reimbursement from Manager.

See accompanying notes.

721

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND

Class J shares

Net Asset Value, Beginning of Period	$ 7.83	$ 13.37	$ 12.94	$ 11.19	$ 10.61
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .13	0 .17	0 .16	0 .14	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	(0 .07)	(4 .53)	0 .99	1 .95	0 .98

Total From Investment Operations	0.06	(4.36)	1.15	2.09	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .14)	(0 .12)	(0 .05)	(0 .12)
Distributions from Realized Gains	–	(1 .04)	(0 .60)	(0 .29)	(0 .38)

Total Dividends and Distributions	(0.15)	(1.18)	(0.72)	(0.34)	(0.50)

Net Asset Value, End of Period	$ 7.74	$ 7.83	$ 13.37	$ 12.94	$ 11.19

Total Return(b)	0 .93%	(35 .55)%	9 .32%	19 .11%	10.45%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 37,302	$ 38,836	$ 60,957	$ 50,418	$ 28,185
Ratio of Expenses to Average Net Assets	1 .19%	1 .09%	1 .11%	1 .21%	1.31%
Ratio of Gross Expenses to Average Net Assets(c)	1 .24%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .80%	1 .66%	1 .22%	1 .14%	0.93%
Portfolio Turnover Rate	170 .2%	132 .1%	100 .3%	92 .8%	181 .1%(d)

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.95	$ 13.56	$ 13.13	$ 11.36	$ 10.67
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .17	0 .24	0 .25	0 .23	0 .20
Net Realized and Unrealized Gain (Loss) on Investments	(0 .06)	(4 .59)	1 .01	1 .98	1 .00

Total From Investment Operations	0.11	(4.35)	1.26	2.21	1.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	(0 .22)	(0 .23)	(0 .15)	(0 .13)
Distributions from Realized Gains	–	(1 .04)	(0 .60)	(0 .29)	(0 .38)

Total Dividends and Distributions	(0.21)	(1.26)	(0.83)	(0.44)	(0.51)

Net Asset Value, End of Period	$ 7.85	$ 7.95	$ 13.56	$ 13.13	$ 11.36

Total Return	1 .69%	(35 .15)%	10 .04%	19 .99%	11.54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 571,990	$ 392,068	$ 467,050	$ 354,854	$ 197,923
Ratio of Expenses to Average Net Assets	0 .47%	0 .45%	0 .44%	0 .45%	0.45%
Ratio of Net Investment Income to Average Net Assets	2 .45%	2 .29%	1 .88%	1 .91%	1.77%
Portfolio Turnover Rate	170 .2%	132 .1%	100 .3%	92 .8%	181 .1%(d)

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 7.88	$ 13.44	$ 13.02	$ 11.27	$ 10.69
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .11	0 .15	0 .13	0 .12	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	(0 .07)	(4 .55)	1 .00	1 .97	1 .05

Total From Investment Operations	0.04	(4.40)	1.13	2.09	1.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .12)	(0 .11)	(0 .05)	(0 .13)
Distributions from Realized Gains	–	(1 .04)	(0 .60)	(0 .29)	(0 .38)

Total Dividends and Distributions	(0.13)	(1.16)	(0.71)	(0.34)	(0.51)

Net Asset Value, End of Period	$ 7.79	$ 7.88	$ 13.44	$ 13.02	$ 11.27

Total Return	0 .70%	(35 .65)%	9 .04%	18 .91%	10.38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,420	$ 647	$ 1,010	$ 692	$ 217
Ratio of Expenses to Average Net Assets	1 .33%	1 .33%	1 .32%	1 .33%	1.33%
Ratio of Net Investment Income to Average Net Assets	1 .49%	1 .40%	1 .00%	0 .99%	0.37%
Portfolio Turnover Rate	170 .2%	132 .1%	100 .3%	92 .8%	181 .1%(d)

See accompanying notes.

722

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 7.88	$ 13.45	$ 13.03	$ 11.28	$ 10.67
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .12	0 .17	0 .16	0 .14	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	(0 .06)	(4 .57)	0 .99	1 .96	1 .01

Total From Investment Operations	0.06	(4.40)	1.15	2.10	1.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .13)	(0 .13)	(0 .06)	(0 .13)
Distributions from Realized Gains	–	(1 .04)	(0 .60)	(0 .29)	(0 .38)

Total Dividends and Distributions	(0.14)	(1.17)	(0.73)	(0.35)	(0.51)

Net Asset Value, End of Period	$ 7.80	$ 7.88	$ 13.45	$ 13.03	$ 11.28

Total Return	0 .94%	(35 .63)%	9 .18%	19 .05%	10.69%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,025	$ 1,735	$ 3,608	$ 4,962	$ 3,993
Ratio of Expenses to Average Net Assets	1 .20%	1 .20%	1 .19%	1 .20%	1.20%
Ratio of Net Investment Income to Average Net Assets	1 .62%	1 .58%	1 .18%	1 .19%	0.97%
Portfolio Turnover Rate	170 .2%	132 .1%	100 .3%	92 .8%	181 .1%(d)

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 7.87	$ 13.44	$ 13.02	$ 11.26	$ 10.65
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .12	0 .18	0 .17	0 .16	0 .17
Net Realized and Unrealized Gain (Loss) on Investments	(0 .05)	(4 .56)	1 .00	1 .97	0 .95

Total From Investment Operations	0.07	(4.38)	1.17	2.13	1.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .15)	(0 .15)	(0 .08)	(0 .13)
Distributions from Realized Gains	–	(1 .04)	(0 .60)	(0 .29)	(0 .38)

Total Dividends and Distributions	(0.16)	(1.19)	(0.75)	(0.37)	(0.51)

Net Asset Value, End of Period	$ 7.78	$ 7.87	$ 13.44	$ 13.02	$ 11.26

Total Return	1 .10%	(35 .53)%	9 .39%	19 .39%	10.73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,783	$ 1,969	$ 3,258	$ 2,910	$ 652
Ratio of Expenses to Average Net Assets	1 .02%	1 .02%	1 .01%	1 .02%	1.02%
Ratio of Net Investment Income to Average Net Assets	1 .74%	1 .73%	1 .32%	1 .29%	1.48%
Portfolio Turnover Rate	170 .2%	132 .1%	100 .3%	92 .8%	181 .1%(d)

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 7.89	$ 13.46	$ 13.04	$ 11.28	$ 10.64
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .15	0 .20	0 .20	0 .18	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	(0 .07)	(4 .56)	1 .00	1 .97	1 .02

Total From Investment Operations	0.08	(4.36)	1.20	2.15	1.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .17)	(0 .18)	(0 .10)	(0 .13)
Distributions from Realized Gains	–	(1 .04)	(0 .60)	(0 .29)	(0 .38)

Total Dividends and Distributions	(0.18)	(1.21)	(0.78)	(0.39)	(0.51)

Net Asset Value, End of Period	$ 7.79	$ 7.89	$ 13.46	$ 13.04	$ 11.28

Total Return	1 .23%	(35 .36)%	9 .60%	19 .57%	11.05%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,009	$ 1,438	$ 1,928	$ 1,278	$ 739
Ratio of Expenses to Average Net Assets	0 .83%	0 .83%	0 .82%	0 .83%	0.83%
Ratio of Net Investment Income to Average Net Assets	2 .04%	1 .91%	1 .49%	1 .51%	1.15%
Portfolio Turnover Rate	170 .2%	132 .1%	100 .3%	92 .8%	181 .1%(d)

See accompanying notes.

723

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 7.95	$ 13.55	$ 13.12	$ 11.35	$ 10.69
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .15	0 .22	0 .21	0 .20	0 .17
Net Realized and Unrealized Gain (Loss) on Investments	(0 .06)	(4 .59)	1 .01	1 .98	1 .00

Total From Investment Operations	0.09	(4.37)	1.22	2.18	1.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .19)	(0 .19)	(0 .12)	(0 .13)
Distributions from Realized Gains	–	(1 .04)	(0 .60)	(0 .29)	(0 .38)

Total Dividends and Distributions	(0.19)	(1.23)	(0.79)	(0.41)	(0.51)

Net Asset Value, End of Period	$ 7.85	$ 7.95	$ 13.55	$ 13.12	$ 11.35

Total Return	1 .31%	(35 .26)%	9 .75%	19 .69%	11.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,054	$ 3,015	$ 9,482	$ 9,450	$ 5,810
Ratio of Expenses to Average Net Assets	0 .71%	0 .71%	0 .70%	0 .71%	0.71%
Ratio of Net Investment Income to Average Net Assets	2 .09%	2 .06%	1 .62%	1 .65%	1.53%
Portfolio Turnover Rate	170 .2%	132 .1%	100 .3%	92 .8%	181 .1%(d)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

(d)	Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

See accompanying notes.

724

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 8.77	$ 15.02	$ 13.77	$ 11.80	$ 10.53
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .15	0 .22	0 .20	0 .16	0 .14
Net Realized and Unrealized Gain (Loss) on Investments	0 .39	(5 .95)	1 .46	2 .04	1 .17

Total From Investment Operations	0.54	(5.73)	1.66	2.20	1.31
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .19)	(0 .13)	(0 .10)	(0 .04)
Distributions from Realized Gains	–	(0 .33)	(0 .28)	(0 .13)	–

Total Dividends and Distributions	(0.19)	(0.52)	(0.41)	(0.23)	(0.04)

Net Asset Value, End of Period	$ 9.12	$ 8.77	$ 15.02	$ 13.77	$ 11.80

Total Return	6 .56%	(39 .42)%	12 .33%	18 .85%	12.49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,245,238	$ 874,193	$ 1,003,450	$ 563,868	$ 287,911
Ratio of Expenses to Average Net Assets	0 .79%(b)	0.79%	0.79%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets	1 .82%	1 .82%	1 .37%	1 .29%	1.26%
Portfolio Turnover Rate	114 .5%	52 .1%	35 .8%	41 .3%	58 .9%

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 8.70	$ 14.90	$ 13.65	$ 11.71	$ 10.56
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .08	0 .12	0 .07	0 .03	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	0 .39	(5 .92)	1 .46	2 .04	1 .14

Total From Investment Operations	0.47	(5.80)	1.53	2.07	1.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .07)	–	–	(0 .03)
Distributions from Realized Gains	–	(0 .33)	(0 .28)	(0 .13)	–

Total Dividends and Distributions	(0.09)	(0.40)	(0.28)	(0.13)	(0.03)

Net Asset Value, End of Period	$ 9.08	$ 8.70	$ 14.90	$ 13.65	$ 11.71

Total Return	5 .59%	(39 .94)%	11 .45%	17 .78%	11.23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,784	$ 3,370	$ 5,520	$ 4,691	$ 390
Ratio of Expenses to Average Net Assets	1 .66%(b)	1.67%	1.67%	1.68%	1.68%
Ratio of Net Investment Income to Average Net Assets	0 .93%	0 .95%	0 .52%	0 .24%	0.34%
Portfolio Turnover Rate	114 .5%	52 .1%	35 .8%	41 .3%	58 .9%

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 8.68	$ 14.86	$ 13.62	$ 11.69	$ 10.50
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .09	0 .13	0 .09	0 .06	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	0 .38	(5 .90)	1 .45	2 .01	1 .17

Total From Investment Operations	0.47	(5.77)	1.54	2.07	1.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .08)	(0 .02)	(0 .01)	(0 .04)
Distributions from Realized Gains	–	(0 .33)	(0 .28)	(0 .13)	–

Total Dividends and Distributions	(0.11)	(0.41)	(0.30)	(0.14)	(0.04)

Net Asset Value, End of Period	$ 9.04	$ 8.68	$ 14.86	$ 13.62	$ 11.69

Total Return	5 .64%	(39 .83)%	11 .54%	17 .78%	11.69%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,336	$ 4,848	$ 6,886	$ 5,462	$ 19
Ratio of Expenses to Average Net Assets	1 .53%(b)	1.54%	1.54%	1.55%	1.55%
Ratio of Net Investment Income to Average Net Assets	1 .12%	1 .08%	0 .64%	0 .48%	0.56%
Portfolio Turnover Rate	114 .5%	52 .1%	35 .8%	41 .3%	58 .9%

See accompanying notes.

725

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 8.71	$ 14.91	$ 13.66	$ 11.72	$ 10.51
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .10	0 .15	0 .12	0 .09	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	0 .39	(5 .91)	1 .46	2 .01	1 .20

Total From Investment Operations	0.49	(5.76)	1.58	2.10	1.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .11)	(0 .05)	(0 .03)	(0 .04)
Distributions from Realized Gains	–	(0 .33)	(0 .28)	(0 .13)	–

Total Dividends and Distributions	(0.13)	(0.44)	(0.33)	(0.16)	(0.04)

Net Asset Value, End of Period	$ 9.07	$ 8.71	$ 14.91	$ 13.66	$ 11.72

Total Return	5 .85%	(39 .72)%	11 .79%	18 .04%	11.88%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,509	$ 4,422	$ 7,005	$ 5,338	$ 376
Ratio of Expenses to Average Net Assets	1 .35%(b)	1.36%	1.36%	1.37%	1.37%
Ratio of Net Investment Income to Average Net Assets	1 .27%	1 .25%	0 .82%	0 .70%	0.48%
Portfolio Turnover Rate	114 .5%	52 .1%	35 .8%	41 .3%	58 .9%

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 8.73	$ 14.95	$ 13.69	$ 11.74	$ 10.52
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .11	0 .17	0 .14	0 .11	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	0 .40	(5 .93)	1 .47	2 .02	1 .16

Total From Investment Operations	0.51	(5.76)	1.61	2.13	1.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .13)	(0 .07)	(0 .05)	(0 .04)
Distributions from Realized Gains	–	(0 .33)	(0 .28)	(0 .13)	–

Total Dividends and Distributions	(0.16)	(0.46)	(0.35)	(0.18)	(0.04)

Net Asset Value, End of Period	$ 9.08	$ 8.73	$ 14.95	$ 13.69	$ 11.74

Total Return	6 .11%	(39 .64)%	12 .05%	18 .32%	11.99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,486	$ 2,386	$ 2,571	$ 1,271	$ 12
Ratio of Expenses to Average Net Assets	1 .16%(b)	1.17%	1.17%	1.18%	1.18%
Ratio of Net Investment Income to Average Net Assets	1 .41%	1 .46%	0 .98%	0 .84%	0.92%
Portfolio Turnover Rate	114 .5%	52 .1%	35 .8%	41 .3%	58 .9%

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 8.74	$ 14.98	$ 13.72	$ 11.77	$ 10.52
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .12	0 .19	0 .16	0 .13	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	0 .40	(5 .95)	1 .47	2 .02	1 .17

Total From Investment Operations	0.52	(5.76)	1.63	2.15	1.29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .15)	(0 .09)	(0 .07)	(0 .04)
Distributions from Realized Gains	–	(0 .33)	(0 .28)	(0 .13)	–

Total Dividends and Distributions	(0.16)	(0.48)	(0.37)	(0.20)	(0.04)

Net Asset Value, End of Period	$ 9.10	$ 8.74	$ 14.98	$ 13.72	$ 11.77

Total Return	6 .29%	(39 .62)%	12 .15%	18 .42%	12.28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,613	$ 5,745	$ 9,406	$ 6,758	$ 2,594
Ratio of Expenses to Average Net Assets	1 .04%(b)	1.05%	1.05%	1.06%	1.06%
Ratio of Net Investment Income to Average Net Assets	1 .51%	1 .58%	1 .13%	1 .03%	1.02%
Portfolio Turnover Rate	114 .5%	52 .1%	35 .8%	41 .3%	58 .9%

(a)	Calculated based on average shares outstanding during the period.

(b)	Reflects Manager's contractual expense limit.

See accompanying notes.

726

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		2009	2008	2007	2006	2005

LARGECAP VALUE FUND III

Class J shares

Net Asset Value, Beginning of Period	$ 8 .36		$ 15.67	$ 15.38	$ 13.34	$ 12 .58
Income from Investment Operations:
Net Investment Income (Loss)(a)		0 .11	0 .23	0 .18	0 .15	0 .10
Net Realized and Unrealized Gain (Loss) on Investments		0 .24	(6 .40)	0 .96	2 .48	0 .93

Total From Investment Operations		0.35	(6.17)	1.14	2.63	1.03
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .16)	(0 .20)	(0 .14)	(0 .08)	(0 .17)
Distributions from Realized Gains		–	(0 .94)	(0 .71)	(0 .51)	(0 .10)

Total Dividends and Distributions		(0.16)	(1.14)	(0.85)	(0.59)	(0.27)

Net Asset Value, End of Period	$ 8.55		$ 8.36	$ 15.67	$ 15.38	$ 13.34

Total Return(b)		4 .39%	(42 .26)%	7 .62%	20 .37%	8.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 64,656		$ 66,714	$ 132,320	$ 104,621	$ 69,104
Ratio of Expenses to Average Net Assets	1 .43%(c)		1.34%	1.40%	1.47%	1.54%
Ratio of Gross Expenses to Average Net Assets(d)		1 .48%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets		1 .41%	1 .89%	1 .16%	1 .03%	0.78%
Portfolio Turnover Rate		98 .7%	55 .3%	29 .2%	20 .7%	28 .1%(e)

	2009		2008	2007	2006	2005

LARGECAP VALUE FUND III

Institutional shares

Net Asset Value, Beginning of Period	$ 8.49	$ 15.91	$ 15.61		$ 13.54	$ 12.67
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .16		0 .29	0 .29	0 .25	0 .21
Net Realized and Unrealized Gain (Loss) on
Investments	0 .24		(6 .48)	0 .97	2 .51	0 .94

Total From Investment Operations	0.40		(6.19)	1.26	2.76	1.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)		(0 .29)	(0 .25)	(0 .18)	(0 .18)
Distributions from Realized Gains	–		(0 .94)	(0 .71)	(0 .51)	(0 .10)

Total Dividends and Distributions	(0.22)		(1.23)	(0.96)	(0.69)	(0.28)

Net Asset Value, End of Period	$ 8.67	$ 8.49	$ 15.91		$ 15.61	$ 13.54

Total Return	5 .12%	(41 .96)%		8 .33%	21 .18%	9.14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,688,856	$ 1,592,265	$ 2,156,908		$ 2,028,156	$ 1,397,435
Ratio of Expenses to Average Net Assets	0 .78%(c)		0.77%	0.76%	0.77%	0.78%
Ratio of Net Investment Income to Average Net Assets.	2.04%		2.44%	1.82%	1.73%	1.58%
Portfolio Turnover Rate	98 .7%		55 .3%	29 .2%	20 .7%	28 .1%(e)

		2009	2008	2007	2006	2005

LARGECAP VALUE FUND III

R-1 shares

Net Asset Value, Beginning of Period	$ 8.40		$ 15.75	$ 15.46	$ 13.41	$ 12.69
Income from Investment Operations:
Net Investment Income (Loss)(a)		0 .09	0 .19	0 .14	0 .11	0 .06
Net Realized and Unrealized Gain (Loss) on Investments		0 .24	(6 .43)	0 .97	2 .51	0 .93

Total From Investment Operations		0.33	(6.24)	1.11	2.62	0.99
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .12)	(0 .17)	(0 .11)	(0 .06)	(0 .17)
Distributions from Realized Gains		–	(0 .94)	(0 .71)	(0 .51)	(0 .10)

Total Dividends and Distributions		(0.12)	(1.11)	(0.82)	(0.57)	(0.27)

Net Asset Value, End of Period	$ 8.61		$ 8.40	$ 15.75	$ 15.46	$ 13.41

Total Return		4 .17%	(42 .45)%	7 .36%	20 .17%	7.85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,470		$ 4,834	$ 8,782	$ 5,896	$ 383
Ratio of Expenses to Average Net Assets		1 .66%(c)	1.65%	1.64%	1.65%	1.66%
Ratio of Net Investment Income to Average Net Assets		1 .19%	1 .57%	0 .90%	0 .78%	0.43%
Portfolio Turnover Rate		98 .7%	55 .3%	29 .2%	20 .7%	28 .1%(e)

See accompanying notes.

727

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND III

R-2 shares

Net Asset Value, Beginning of Period	$ 8.35	$ 15.66	$ 15.38	$ 13.35	$ 12.59
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .10	0 .21	0 .17	0 .14	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	0 .25	(6 .40)	0 .95	2 .48	0 .92

Total From Investment Operations	0.35	(6.19)	1.12	2.62	1.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .18)	(0 .13)	(0 .08)	(0 .17)
Distributions from Realized Gains	–	(0 .94)	(0 .71)	(0 .51)	(0 .10)

Total Dividends and Distributions	(0.12)	(1.12)	(0.84)	(0.59)	(0.27)

Net Asset Value, End of Period	$ 8.58	$ 8.35	$ 15.66	$ 15.38	$ 13.35

Total Return	4 .36%	(42 .36)%	7 .48%	20 .27%	8.24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 19,786	$ 25,923	$ 63,577	$ 61,713	$ 43,523
Ratio of Expenses to Average Net Assets	1 .53%(c)	1.52%	1.51%	1.52%	1.53%
Ratio of Net Investment Income to Average Net Assets	1 .35%	1 .72%	1 .07%	0 .99%	0.81%
Portfolio Turnover Rate	98 .7%	55 .3%	29 .2%	20 .7%	28 .1%(e)

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND III

R-3 shares

Net Asset Value, Beginning of Period	$ 8.64	$ 16.16	$ 15.84	$ 13.73	$ 12.92
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .12	0 .24	0 .20	0 .17	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	0 .25	(6 .62)	0 .98	2 .55	0 .95

Total From Investment Operations	0.37	(6.38)	1.18	2.72	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .20)	(0 .15)	(0 .10)	(0 .17)
Distributions from Realized Gains	–	(0 .94)	(0 .71)	(0 .51)	(0 .10)

Total Dividends and Distributions	(0.15)	(1.14)	(0.86)	(0.61)	(0.27)

Net Asset Value, End of Period	$ 8.86	$ 8.64	$ 16.16	$ 15.84	$ 13.73

Total Return	4 .48%	(42 .26)%	7 .69%	20 .49%	8.44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 34,970	$ 60,137	$ 139,292	$ 93,399	$ 58,191
Ratio of Expenses to Average Net Assets	1 .35%(c)	1.34%	1.33%	1.34%	1.35%
Ratio of Net Investment Income to Average Net Assets	1 .55%	1 .90%	1 .24%	1 .15%	0.97%
Portfolio Turnover Rate	98 .7%	55 .3%	29 .2%	20 .7%	28 .1%(e)

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND III

R-4 shares

Net Asset Value, Beginning of Period	$ 8.43	$ 15.80	$ 15.51	$ 13.46	$ 12.64
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .13	0 .26	0 .22	0 .19	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	0 .24	(6 .46)	0 .97	2 .50	0 .95

Total From Investment Operations	0.37	(6.20)	1.19	2.69	1.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .23)	(0 .19)	(0 .13)	(0 .18)
Distributions from Realized Gains	–	(0 .94)	(0 .71)	(0 .51)	(0 .10)

Total Dividends and Distributions	(0.17)	(1.17)	(0.90)	(0.64)	(0.28)

Net Asset Value, End of Period	$ 8.63	$ 8.43	$ 15.80	$ 15.51	$ 13.46

Total Return	4 .71%	(42 .16)%	7 .90%	20 .69%	8.73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 20,289	$ 23,519	$ 59,964	$ 42,774	$ 23,754
Ratio of Expenses to Average Net Assets	1 .16%(c)	1.15%	1.14%	1.15%	1.16%
Ratio of Net Investment Income to Average Net Assets	1 .70%	2 .12%	1 .40%	1 .34%	1.14%
Portfolio Turnover Rate	98 .7%	55 .3%	29 .2%	20 .7%	28 .1%(e)
See accompanying notes.

728

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

LARGECAP VALUE FUND III

R-5 shares

Net Asset Value, Beginning of Period	$ 8 .47	$ 15.88	$ 15.58	$ 13.51	$ 12 .68
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .14	0 .27	0 .24	0 .21	0 .17
Net Realized and Unrealized Gain (Loss) on Investments	0 .25	(6 .49)	0 .98	2 .52	0 .94

Total From Investment Operations	0.39	(6.22)	1.22	2.73	1.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .25)	(0 .21)	(0 .15)	(0 .18)
Distributions from Realized Gains	–	(0 .94)	(0 .71)	(0 .51)	(0 .10)

Total Dividends and Distributions	(0.18)	(1.19)	(0.92)	(0.66)	(0.28)

Net Asset Value, End of Period	$ 8.68	$ 8.47	$ 15.88	$ 15.58	$ 13.51

Total Return	4 .92%	(42 .13)%	8 .06%	20 .91%	8.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 32,818	$ 47,854	$ 136,082	$ 116,652	$ 67,032
Ratio of Expenses to Average Net Assets	1 .04%(c)	1.03%	1.02%	1.03%	1.04%
Ratio of Net Investment Income to Average Net Assets	1 .81%	2 .21%	1 .54%	1 .46%	1.29%
Portfolio Turnover Rate	98 .7%	55 .3%	29 .2%	20 .7%	28 .1%(e)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Reflects Manager's contractual expense limit.

(d)	Excludes expense reimbursement from Manager, Underwriter and/or custodian.

(e)	Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

See accompanying notes.

729

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

MIDCAP BLEND FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.28	$ 15.60	$ 14.58	$ 13.52	$ 12.75
Income from Investment Operations:
Net Investment Income (Loss)(a)	–	(0 .03)	(0 .03)	(0 .01)	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	1 .37	(4 .81)	2 .47	1 .78	1 .61

Total From Investment Operations	1.37	(4.84)	2.44	1.77	1.66
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .02)
Distributions from Realized Gains	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .87)

Total Dividends and Distributions	(0.52)	(1.48)	(1.42)	(0.71)	(0.89)

Net Asset Value, End of Period	$ 10.13	$ 9.28	$ 15.60	$ 14.58	$ 13.52

Total Return(b)	16 .33%	(34 .09)%	18 .00%	13 .54%	13.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 143,192	$ 128,240	$ 212,869	$ 157,731	$ 117,300
Ratio of Expenses to Average Net Assets	1 .30%	1 .22%	1 .28%	1 .35%	1.43%
Ratio of Gross Expenses to Average Net Assets(c)	1 .35%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .06)%	(0 .21)%	(0 .23)%	(0 .07)%	0 .35%
Portfolio Turnover Rate	12 .9%	26 .8%	30 .6%	43 .4%	133 .8%(d)

	2009	2008	2007	2006	2005

MIDCAP BLEND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.59	$ 15.99	$ 14 .92	$ 13.79	$ 12.90
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .06	0 .04	0 .04	0 .09	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	1 .43	(4 .96)	2 .53	1 .83	1 .64

Total From Investment Operations	1.49	(4.92)	2.57	1.92	1.79
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .08)	(0 .08)	(0 .03)
Distributions from Realized Gains	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .87)

Total Dividends and Distributions	(0.52)	(1.48)	(1.50)	(0.79)	(0.90)

Net Asset Value, End of Period	$ 10.56	$ 9.59	$ 15.99	$ 14.92	$ 13.79

Total Return	17 .09%	(33 .73)%	18 .64%	14 .43%	14.42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 423,084	$ 28,740	$ 1,378	$ 13	$ 12
Ratio of Expenses to Average Net Assets	0 .69%	0 .65%	0 .64%	0 .64%	0.65%
Ratio of Gross Expenses to Average Net Assets	0 .70%(e)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .60%	0 .30%	0 .23%	0 .65%	1.15%
Portfolio Turnover Rate	12 .9%	26 .8%	30 .6%	43 .4%	133 .8%(d)

	2009	2008	2007	2006	2005

MIDCAP BLEND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.34	$ 15.73	$ 14.73	$ 13.68	$ 12.88
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .03)	(0 .07)	(0 .07)	(0 .04)	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	1 .38	(4 .84)	2 .49	1 .80	1 .67

Total From Investment Operations	1.35	(4.91)	2.42	1.76	1.69
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .02)
Distributions from Realized Gains	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .87)

Total Dividends and Distributions	(0.52)	(1.48)	(1.42)	(0.71)	(0.89)

Net Asset Value, End of Period	$ 10.17	$ 9.34	$ 15.73	$ 14.73	$ 13.68

Total Return	15 .99%	(34 .27)%	17 .66%	13 .30%	13.61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,879	$ 954	$ 1,323	$ 467	$ 278
Ratio of Expenses to Average Net Assets	1 .53%	1 .53%	1 .52%	1 .52%	1.53%
Ratio of Net Investment Income to Average Net Assets	(0 .33)%	(0 .53)%	(0 .49)%	(0 .26)%	0 .17%
Portfolio Turnover Rate	12 .9%	26 .8%	30 .6%	43 .4%	133 .8%(d)

See accompanying notes.

730

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

MIDCAP BLEND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 9.36	$ 15.74	$ 14.71	$ 13.64	$ 12.85
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .02)	(0 .05)	(0 .05)	(0 .01)	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	1 .39	(4 .85)	2 .50	1 .79	1 .65

Total From Investment Operations	1.37	(4.90)	2.45	1.78	1.69
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .03)
Distributions from Realized Gains	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .87)

Total Dividends and Distributions	(0.52)	(1.48)	(1.42)	(0.71)	(0.90)

Net Asset Value, End of Period	$ 10.21	$ 9.36	$ 15.74	$ 14.71	$ 13.64

Total Return	16 .18%	(34 .18)%	17 .90%	13 .49%	13.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,048	$ 2,552	$ 3,312	$ 2,631	$ 3,212
Ratio of Expenses to Average Net Assets	1 .40%	1 .40%	1 .39%	1 .39%	1.40%
Ratio of Net Investment Income to Average Net Assets	(0 .19)%	(0 .40)%	(0 .34)%	(0 .10)%	0 .34%
Portfolio Turnover Rate	12 .9%	26 .8%	30 .6%	43 .4%	133 .8%(d)

	2009	2008	2007	2006	2005

MIDCAP BLEND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.48	$ 15.91	$ 14.83	$ 13.72	$ 12.90
Income from Investment Operations:
Net Investment Income (Loss)(a)	–	(0 .03)	(0 .03)	0 .01	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	1 .42	(4 .92)	2 .53	1 .81	1 .64

Total From Investment Operations	1.42	(4.95)	2.50	1.82	1.72
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .03)
Distributions from Realized Gains	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .87)

Total Dividends and Distributions	(0.52)	(1.48)	(1.42)	(0.71)	(0.90)

Net Asset Value, End of Period	$ 10.38	$ 9.48	$ 15.91	$ 14.83	$ 13.72

Total Return	16 .51%	(34 .12)%	18 .12%	13 .72%	13.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,000	$ 7,650	$ 10,101	$ 6,374	$ 3,207
Ratio of Expenses to Average Net Assets	1 .22%	1 .22%	1 .21%	1 .21%	1.22%
Ratio of Net Investment Income to Average Net Assets	(0 .01)%	(0 .21)%	(0 .17)%	0 .07%	0.57%
Portfolio Turnover Rate	12 .9%	26 .8%	30 .6%	43 .4%	133 .8%(d)

	2009	2008	2007	2006	2005

MIDCAP BLEND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.65	$ 16.13	$ 15.02	$ 13.90	$ 13.04
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .02	–	–	0 .03	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	1 .44	(5 .00)	2 .56	1 .82	1 .66

Total From Investment Operations	1.46	(5.00)	2.56	1.85	1.76
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .03)	(0 .02)	(0 .03)
Distributions from Realized Gains	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .87)

Total Dividends and Distributions	(0.52)	(1.48)	(1.45)	(0.73)	(0.90)

Net Asset Value, End of Period	$ 10.59	$ 9.65	$ 16.13	$ 15.02	$ 13.90

Total Return	16 .65%	(33 .95)%	18 .29%	13 .80%	13.98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,038	$ 4,998	$ 6,618	$ 5,352	$ 2,992
Ratio of Expenses to Average Net Assets	1 .03%	1 .03%	1 .02%	1 .02%	1.03%
Ratio of Net Investment Income to Average Net Assets	0 .19%	(0 .03)%	0 .03%	0 .23%	0.78%
Portfolio Turnover Rate	12 .9%	26 .8%	30 .6%	43 .4%	133 .8%(d)

See accompanying notes.

731

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

MIDCAP BLEND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.56	$ 15.98	$ 14.90	$ 13.78	$ 12.92
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .03	0 .02	0 .02	0 .06	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	1 .43	(4 .96)	2 .52	1 .81	1 .65

Total From Investment Operations	1.46	(4.94)	2.54	1.87	1.76
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .04)	(0 .04)	(0 .03)
Distributions from Realized Gains	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .87)

Total Dividends and Distributions	(0.52)	(1.48)	(1.46)	(0.75)	(0.90)

Net Asset Value, End of Period	$ 10.50	$ 9.56	$ 15.98	$ 14.90	$ 13.78

Total Return	16 .82%	(33 .89)%	18 .39%	14 .06%	14.13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,132	$ 10,606	$ 26,379	$ 20,033	$ 23,927
Ratio of Expenses to Average Net Assets	0 .91%	0 .91%	0 .90%	0 .90%	0.91%
Ratio of Net Investment Income to Average Net Assets	0 .31%	0 .12%	0 .15%	0 .42%	0.84%
Portfolio Turnover Rate	12 .9%	26 .8%	30 .6%	43 .4%	133 .8%(d)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

(d)	Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

(e)	Excludes expense reimbursement from Manager.

See accompanying notes.

732

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

MIDCAP GROWTH FUND

Class J shares

Net Asset Value, Beginning of Period	$ 5.04	$ 8.33	$ 6.32	$ 5.95	$ 5.17
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .05)	(0 .05)	(0 .06)	(0 .06)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	0 .13	(2 .67)	2 .07	0 .43	0 .85

Total From Investment Operations	0.08	(2.72)	2.01	0.37	0.78
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .57)	–	–	–

Total Dividends and Distributions	–	(0.57)	–	–	–

Net Asset Value, End of Period	$ 5.12	$ 5.04	$ 8.33	$ 6.32	$ 5.95

Total Return(b)	1 .59%	(35 .11)%	31 .80%	6 .22%	15.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 19,435	$ 20,448	$ 28,144	$ 20,359	$ 18,341
Ratio of Expenses to Average Net Assets	1 .49%	1 .42%	1 .44%	1 .48%	1.58%
Ratio of Gross Expenses to Average Net Assets(c)	1 .54%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(1 .08)%	(0 .72)%	(0 .85)%	(0 .98)%	(1 .21)%
Portfolio Turnover Rate	227 .2%	161 .7%	153 .9%	146 .1%	233.8%

	2009	2008	2007	2006	2005

MIDCAP GROWTH FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 5.43	$ 8.87	$ 6.68	$ 6.24	$ 5.37
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .01)	–	–	(0 .01)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .14	(2 .87)	2 .19	0 .45	0 .88

Total From Investment Operations	0.13	(2.87)	2.19	0.44	0.87
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .57)	–	–	–

Total Dividends and Distributions	–	(0.57)	–	–	–

Net Asset Value, End of Period	$ 5.56	$ 5.43	$ 8.87	$ 6.68	$ 6.24

Total Return	2 .39%	(34 .65)%	32 .78%	7 .05%	16.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 34,450	$ 19,287	$ 9,799	$ 3,945	$ 11
Ratio of Expenses to Average Net Assets	0 .70%	0 .71%	0 .65%	0 .65%	0.65%
Ratio of Gross Expenses to Average Net Assets	0 .77%(d)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .29)%	(0 .01)%	(0 .05)%	(0 .18)%	(0 .18)%
Portfolio Turnover Rate	227 .2%	161 .7%	153 .9%	146 .1%	233.8%

	2009	2008	2007	2006	2005

MIDCAP GROWTH FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 5.24	$ 8.64	$ 6.56	$ 6.18	$ 5.37
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .06)	(0 .06)	(0 .07)	(0 .07)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	0 .13	(2 .77)	2 .15	0 .45	0 .88

Total From Investment Operations	0.07	(2.83)	2.08	0.38	0.81
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .57)	–	–	–

Total Dividends and Distributions	–	(0.57)	–	–	–

Net Asset Value, End of Period	$ 5.31	$ 5.24	$ 8.64	$ 6.56	$ 6.18

Total Return	1 .34%	(35 .13)%	31 .71%	6 .15%	15.08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,109	$ 658	$ 272	$ 120	$ 11
Ratio of Expenses to Average Net Assets	1 .55%	1 .59%	1 .53%	1 .53%	1.53%
Ratio of Net Investment Income to Average Net Assets	(1 .15)%	(0 .88)%	(0 .95)%	(1 .05)%	(1 .15)%
Portfolio Turnover Rate	227 .2%	161 .7%	153 .9%	146 .1%	233.8%

See accompanying notes.

733

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

MIDCAP GROWTH FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 5.38	$ 8.84	$ 6.71	$ 6.32	$ 5.48
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .05)	(0 .06)	(0 .06)	(0 .06)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	0 .13	(2 .83)	2 .19	0 .45	0 .90

Total From Investment Operations	0.08	(2.89)	2.13	0.39	0.84
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .57)	–	–	–

Total Dividends and Distributions	–	(0.57)	–	–	–

Net Asset Value, End of Period	$ 5.46	$ 5.38	$ 8.84	$ 6.71	$ 6.32

Total Return	1 .49%	(35 .01)%	31 .74%	6 .17%	15.33%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,390	$ 625	$ 731	$ 1,992	$ 843
Ratio of Expenses to Average Net Assets	1 .42%	1 .46%	1 .40%	1 .40%	1.40%
Ratio of Net Investment Income to Average Net Assets	(1 .02)%	(0 .74)%	(0 .81)%	(0 .90)%	(1 .03)%
Portfolio Turnover Rate	227 .2%	161 .7%	153 .9%	146 .1%	233.8%

	2009	2008	2007	2006	2005

MIDCAP GROWTH FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 5.47	$ 8.96	$ 6.79	$ 6.38	$ 5.52
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .05)	(0 .04)	(0 .05)	(0 .05)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	0 .15	(2 .88)	2 .22	0 .46	0 .91

Total From Investment Operations	0.10	(2.92)	2.17	0.41	0.86
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .57)	–	–	–

Total Dividends and Distributions	–	(0.57)	–	–	–

Net Asset Value, End of Period	$ 5.57	$ 5.47	$ 8.96	$ 6.79	$ 6.38

Total Return	1 .83%	(34 .86)%	31 .96%	6 .43%	15.58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,722	$ 1,699	$ 1,582	$ 1,821	$ 555
Ratio of Expenses to Average Net Assets	1 .24%	1 .28%	1 .22%	1 .22%	1.22%
Ratio of Net Investment Income to Average Net Assets	(0 .86)%	(0 .57)%	(0 .61)%	(0 .72)%	(0 .87)%
Portfolio Turnover Rate	227 .2%	161 .7%	153 .9%	146 .1%	233.8%

	2009	2008	2007	2006	2005

MIDCAP GROWTH FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 5.54	$ 9.07	$ 6.85	$ 6.43	$ 5.56
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .03)	(0 .03)	(0 .03)	(0 .04)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	0 .14	(2 .93)	2 .25	0 .46	0 .91

Total From Investment Operations	0.11	(2.96)	2.22	0.42	0.87
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .57)	–	–	–

Total Dividends and Distributions	–	(0.57)	–	–	–

Net Asset Value, End of Period	$ 5.65	$ 5.54	$ 9.07	$ 6.85	$ 6.43

Total Return	1 .99%	(34 .88)%	32 .41%	6 .53%	15.65%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,889	$ 4,010	$ 428	$ 347	$ 28
Ratio of Expenses to Average Net Assets	1 .05%	1 .09%	1 .03%	1 .03%	1.03%
Ratio of Net Investment Income to Average Net Assets	(0 .64)%	(0 .40)%	(0 .44)%	(0 .55)%	(0 .69)%
Portfolio Turnover Rate	227 .2%	161 .7%	153 .9%	146 .1%	233.8%

See accompanying notes.

734

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

MIDCAP GROWTH FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 5.60	$ 9.15	$ 6.91	$ 6.47	$ 5.59
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .03)	(0 .02)	(0 .03)	(0 .03)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	0 .15	(2 .96)	2 .27	0 .47	0 .91

Total From Investment Operations	0.12	(2.98)	2.24	0.44	0.88
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .57)	–	–	–

Total Dividends and Distributions	–	(0.57)	–	–	–

Net Asset Value, End of Period	$ 5.72	$ 5.60	$ 9.15	$ 6.91	$ 6.47

Total Return	2 .14%	(34 .79)%	32 .42%	6 .80%	15.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,446	$ 2,561	$ 4,651	$ 1,410	$ 166
Ratio of Expenses to Average Net Assets	0 .93%	0 .97%	0 .91%	0 .91%	0.91%
Ratio of Net Investment Income to Average Net Assets	(0 .52)%	(0 .24)%	(0 .34)%	(0 .42)%	(0 .54)%
Portfolio Turnover Rate	227 .2%	161 .7%	153 .9%	146 .1%	233.8%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

(d)	Excludes expense reimbursement from Manager.

See accompanying notes.

735

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

MIDCAP GROWTH FUND III

Class J shares

Net Asset Value, Beginning of Period	$ 5.94	$ 11.50	$ 9.08	$ 8.43	$ 7.20
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .06)	(0 .09)	(0 .11)	(0 .09)	(0 .12)
Net Realized and Unrealized Gain (Loss) on Investments	1 .02	(4 .70)	2 .81	0 .81	1 .35

Total From Investment Operations	0.96	(4.79)	2.70	0.72	1.23
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .77)	(0 .28)	(0 .07)	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–

Net Asset Value, End of Period	$ 6.90	$ 5.94	$ 11.50	$ 9.08	$ 8.43

Total Return(b)	16 .16%	(44 .57)%	30 .49%	8 .51%	17.08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 24,700	$ 20,178	$ 38,498	$ 27,963	$ 22,011
Ratio of Expenses to Average Net Assets	1 .78%(c)	1.67%	1.72%	1.78%	1.89%
Ratio of Gross Expenses to Average Net Assets(d)	1 .84%	–	–	1 .78%	1.89%
Ratio of Net Investment Income to Average Net Assets	(0 .95)%	(0 .99)%	(1 .13)%	(1 .02)%	(1 .51)%
Portfolio Turnover Rate	126 .2%	167 .3%	144 .9%	145 .8%	185.7%(e)

	2009	2008	2007	2006	2005

MIDCAP GROWTH FUND III

Institutional shares

Net Asset Value, Beginning of Period	$ 6.37	$ 12.21	$ 9.56	$ 8.80	$ 7.45
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .01)	(0 .03)	(0 .04)	(0 .02)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	1 .08	(5 .04)	2 .97	0 .85	1 .41

Total From Investment Operations	1.07	(5.07)	2.93	0.83	1.35
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .77)	(0 .28)	(0 .07)	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–

Net Asset Value, End of Period	$ 7.44	$ 6.37	$ 12.21	$ 9.56	$ 8.80

Total Return	16 .80%	(44 .26)%	31 .39%	9 .41%	18.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,000,791	$ 423,812	$ 536,957	$ 324,293	$ 275,439
Ratio of Expenses to Average Net Assets	0 .98%(c)	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	(0 .16)%	(0 .32)%	(0 .42)%	(0 .22)%	(0 .65)%
Portfolio Turnover Rate	126 .2%	167 .3%	144 .9%	145 .8%	185.7%(e)

	2009	2008	2007	2006	2005

MIDCAP GROWTH FUND III

R-1 shares

Net Asset Value, Beginning of Period	$ 6.13	$ 11.88	$ 9.39	$ 8.72	$ 7.44
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .07)	(0 .11)	(0 .13)	(0 .11)	(0 .13)
Net Realized and Unrealized Gain (Loss) on Investments	1 .05	(4 .87)	2 .90	0 .85	1 .41

Total From Investment Operations	0.98	(4.98)	2.77	0.74	1.28
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .77)	(0 .28)	(0 .07)	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–

Net Asset Value, End of Period	$ 7.11	$ 6.13	$ 11.88	$ 9.39	$ 8.72

Total Return	15 .99%	(44 .75)%	30 .22%	8 .46%	17.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,498	$ 775	$ 871	$ 528	$ 156
Ratio of Expenses to Average Net Assets	1 .86%(c)	1.88%	1.88%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	(1 .04)%	(1 .21)%	(1 .30)%	(1 .18)%	(1 .60)%
Portfolio Turnover Rate	126 .2%	167 .3%	144 .9%	145 .8%	185.7%(e)

See accompanying notes.

736

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

MIDCAP GROWTH FUND III

R-2 shares

Net Asset Value, Beginning of Period	$ 6.21	$ 12.01	$ 9.47	$ 8.78	$ 7.49
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .06)	(0 .10)	(0 .12)	(0 .09)	(0 .11)
Net Realized and Unrealized Gain (Loss) on Investments	1 .06	(4 .93)	2 .94	0 .85	1 .40

Total From Investment Operations	1.00	(5.03)	2.82	0.76	1.29
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .77)	(0 .28)	(0 .07)	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–

Net Asset Value, End of Period	$ 7.21	$ 6.21	$ 12.01	$ 9.47	$ 8.78

Total Return	16 .10%	(44 .68)%	30 .50%	8 .63%	17.22%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,939	$ 7,120	$ 14,941	$ 11,823	$ 9,866
Ratio of Expenses to Average Net Assets	1 .73%(c)	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	(0 .90)%	(1 .06)%	(1 .16)%	(0 .98)%	(1 .37)%
Portfolio Turnover Rate	126 .2%	167 .3%	144 .9%	145 .8%	185.7%(e)

	2009	2008	2007	2006	2005

MIDCAP GROWTH FUND III

R-3 shares

Net Asset Value, Beginning of Period	$ 6.41	$ 12.35	$ 9.72	$ 8.99	$ 7.66
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .05)	(0 .09)	(0 .10)	(0 .08)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	1 .09	(5 .08)	3 .01	0 .88	1 .43

Total From Investment Operations	1.04	(5.17)	2.91	0.80	1.33
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .77)	(0 .28)	(0 .07)	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–

Net Asset Value, End of Period	$ 7.45	$ 6.41	$ 12.35	$ 9.72	$ 8.99

Total Return	16 .22%	(44 .58)%	30 .65%	8 .87%	17.36%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 31,998	$ 23,848	$ 32,810	$ 29,290	$ 17,158
Ratio of Expenses to Average Net Assets	1 .55%(c)	1.57%	1.57%	1.57%	1.57%
Ratio of Net Investment Income to Average Net Assets	(0 .72)%	(0 .89)%	(0 .98)%	(0 .85)%	(1 .19)%
Portfolio Turnover Rate	126 .2%	167 .3%	144 .9%	145 .8%	185.7%(e)

	2009	2008	2007	2006	2005

MIDCAP GROWTH FUND III

R-4 shares

Net Asset Value, Beginning of Period	$ 6.42	$ 12.34	$ 9.69	$ 8.95	$ 7.61
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .03)	(0 .07)	(0 .09)	(0 .08)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	1 .08	(5 .08)	3 .02	0 .89	1 .43

Total From Investment Operations	1.05	(5.15)	2.93	0.81	1.34
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .77)	(0 .28)	(0 .07)	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–

Net Asset Value, End of Period	$ 7.47	$ 6.42	$ 12.34	$ 9.69	$ 8.95

Total Return	16 .36%	(44 .45)%	30 .96%	9 .03%	17.61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,501	$ 17,117	$ 27,327	$ 17,680	$ 226
Ratio of Expenses to Average Net Assets	1 .36%(c)	1.38%	1.38%	1.38%	1.38%
Ratio of Net Investment Income to Average Net Assets	(0 .53)%	(0 .70)%	(0 .80)%	(0 .77)%	(1 .01)%
Portfolio Turnover Rate	126 .2%	167 .3%	144 .9%	145 .8%	185.7%(e)

See accompanying notes.

737

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

MIDCAP GROWTH FUND III

R-5 shares

Net Asset Value, Beginning of Period	$ 6.51	$ 12.49	$ 9.79	$ 9.04	$ 7.67
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .03)	(0 .06)	(0 .07)	(0 .05)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	1 .10	(5 .15)	3 .05	0 .87	1 .44

Total From Investment Operations	1.07	(5.21)	2.98	0.82	1.37
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .77)	(0 .28)	(0 .07)	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–

Net Asset Value, End of Period	$ 7.58	$ 6.51	$ 12.49	$ 9.79	$ 9.04

Total Return	16 .44%	(44 .39)%	31 .16%	9 .05%	17.86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,817	$ 9,461	$ 20,495	$ 27,099	$ 10,711
Ratio of Expenses to Average Net Assets	1 .24%(c)	1.26%	1.26%	1.26%	1.26%
Ratio of Net Investment Income to Average Net Assets	(0 .41)%	(0 .57)%	(0 .67)%	(0 .48)%	(0 .88)%
Portfolio Turnover Rate	126 .2%	167 .3%	144 .9%	145 .8%	185.7%(e)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Reflects Manager's contractual expense limit.

(d)	Excludes expense reimbursement from Manager and/or Underwriter.

(e)	Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.

See accompanying notes.

738

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

MIDCAP S&P 400 INDEX FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.41	$ 16.02	$ 14.32	$ 13.29	$ 11.77
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .06	0 .11	0 .11	0 .08	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	1 .34	(5 .62)	2 .13	1 .53	1 .85

Total From Investment Operations	1.40	(5.51)	2.24	1.61	1.89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .09)	(0 .07)	(0 .03)	(0 .04)
Distributions from Realized Gains	(0 .55)	(1 .01)	(0 .47)	(0 .55)	(0 .33)

Total Dividends and Distributions	(0.64)	(1.10)	(0.54)	(0.58)	(0.37)

Net Asset Value, End of Period	$ 10.17	$ 9.41	$ 16.02	$ 14.32	$ 13.29

Total Return(b)	16 .72%	(36 .80)%	16 .13%	12 .44%	16.31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,980	$ 24,690	$ 42,497	$ 34,547	$ 27,806
Ratio of Expenses to Average Net Assets	0 .93%	0 .79%	0 .83%	0 .91%	0.99%
Ratio of Gross Expenses to Average Net Assets(c)	0 .98%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .72%	0 .79%	0 .71%	0 .54%	0.35%
Portfolio Turnover Rate	32 .9%	33 .0%	36 .1%	31 .7%	52 .1%

	2009	2008	2007	2006	2005

MIDCAP S&P 400 INDEX FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.59	$ 16.31	$ 14.59	$ 13.54	$ 11.90
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .13	0 .19	0 .20	0 .17	0 .14
Net Realized and Unrealized Gain (Loss) on Investments	1 .35	(5 .72)	2 .18	1 .57	1 .88

Total From Investment Operations	1.48	(5.53)	2.38	1.74	2.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .18)	(0 .19)	(0 .14)	(0 .05)
Distributions from Realized Gains	(0 .55)	(1 .01)	(0 .47)	(0 .55)	(0 .33)

Total Dividends and Distributions	(0.71)	(1.19)	(0.66)	(0.69)	(0.38)

Net Asset Value, End of Period	$ 10.36	$ 9.59	$ 16.31	$ 14.59	$ 13.54

Total Return	17 .57%	(36 .40)%	16 .87%	13 .27%	17.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 50,551	$ 32,043	$ 32,135	$ 12,591	$ 1,305
Ratio of Expenses to Average Net Assets	0 .19%	0 .17%	0 .15%	0 .15%	0.15%
Ratio of Gross Expenses to Average Net Assets(d)	0 .42%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .43%	1 .41%	1 .29%	1 .22%	1.05%
Portfolio Turnover Rate	32 .9%	33 .0%	36 .1%	31 .7%	52 .1%

	2009	2008	2007	2006	2005

MIDCAP S&P 400 INDEX FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.50	$ 16.18	$ 14.47	$ 13.44	$ 11.90
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .05	0 .07	0 .07	0 .06	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	1 .37	(5 .68)	2 .16	1 .54	1 .89

Total From Investment Operations	1.42	(5.61)	2.23	1.60	1.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .06)	(0 .05)	(0 .02)	(0 .04)
Distributions from Realized Gains	(0 .55)	(1 .01)	(0 .47)	(0 .55)	(0 .33)

Total Dividends and Distributions	(0.61)	(1.07)	(0.52)	(0.57)	(0.37)

Net Asset Value, End of Period	$ 10.31	$ 9.50	$ 16.18	$ 14.47	$ 13.44

Total Return	16 .71%	(37 .01)%	15 .86%	12 .23%	16.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,267	$ 3,900	$ 5,940	$ 2,468	$ 326
Ratio of Expenses to Average Net Assets	1 .05%	1 .05%	1 .03%	1 .03%	1.03%
Ratio of Net Investment Income to Average Net Assets	0 .56%	0 .53%	0 .43%	0 .40%	0.15%
Portfolio Turnover Rate	32 .9%	33 .0%	36 .1%	31 .7%	52 .1%

See accompanying notes.

739

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

MIDCAP S&P 400 INDEX FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 9.64	$ 16.39	$ 14.66	$ 13.59	$ 12.02
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .07	0 .09	0 .10	0 .08	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	1 .38	(5 .75)	2 .17	1 .58	1 .88

Total From Investment Operations	1.45	(5.66)	2.27	1.66	1.94
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .08)	(0 .07)	(0 .04)	(0 .04)
Distributions from Realized Gains	(0 .55)	(1 .01)	(0 .47)	(0 .55)	(0 .33)

Total Dividends and Distributions	(0.62)	(1.09)	(0.54)	(0.59)	(0.37)

Net Asset Value, End of Period	$ 10.47	$ 9.64	$ 16.39	$ 14.66	$ 13.59

Total Return	16 .76%	(36 .88)%	15 .93%	12 .53%	16.40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,523	$ 15,114	$ 26,702	$ 24,315	$ 17,216
Ratio of Expenses to Average Net Assets	0 .92%	0 .92%	0 .90%	0 .90%	0.90%
Ratio of Net Investment Income to Average Net Assets	0 .73%	0 .67%	0 .65%	0 .55%	0.42%
Portfolio Turnover Rate	32 .9%	33 .0%	36 .1%	31 .7%	52 .1%

	2009	2008	2007	2006	2005

MIDCAP S&P 400 INDEX FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.68	$ 16.45	$ 14.71	$ 13.64	$ 12.04
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .08	0 .12	0 .12	0 .10	0 .09
Net Realized and Unrealized Gain (Loss) on Investments	1 .38	(5 .78)	2 .19	1 .59	1 .89

Total From Investment Operations	1.46	(5.66)	2.31	1.69	1.98
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .10)	(0 .10)	(0 .07)	(0 .05)
Distributions from Realized Gains	(0 .55)	(1 .01)	(0 .47)	(0 .55)	(0 .33)

Total Dividends and Distributions	(0.65)	(1.11)	(0.57)	(0.62)	(0.38)

Net Asset Value, End of Period	$ 10.49	$ 9.68	$ 16.45	$ 14.71	$ 13.64

Total Return	16 .94%	(36 .75)%	16 .17%	12 .68%	16.65%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 39,053	$ 29,043	$ 44,430	$ 31,387	$ 16,978
Ratio of Expenses to Average Net Assets	0 .74%	0 .74%	0 .72%	0 .72%	0.72%
Ratio of Net Investment Income to Average Net Assets	0 .90%	0 .85%	0 .80%	0 .72%	0.61%
Portfolio Turnover Rate	32 .9%	33 .0%	36 .1%	31 .7%	52 .1%

	2009	2008	2007	2006	2005

MIDCAP S&P 400 INDEX FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.70	$ 16.49	$ 14.74	$ 13.67	$ 12.05
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .10	0 .14	0 .15	0 .13	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	1 .39	(5 .79)	2 .20	1 .58	1 .89

Total From Investment Operations	1.49	(5.65)	2.35	1.71	2.00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .13)	(0 .13)	(0 .09)	(0 .05)
Distributions from Realized Gains	(0 .55)	(1 .01)	(0 .47)	(0 .55)	(0 .33)

Total Dividends and Distributions	(0.68)	(1.14)	(0.60)	(0.64)	(0.38)

Net Asset Value, End of Period	$ 10.51	$ 9.70	$ 16.49	$ 14.74	$ 13.67

Total Return	17 .28%	(36 .67)%	16 .44%	12 .87%	16.82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 25,880	$ 16,573	$ 16,038	$ 10,981	$ 5,575
Ratio of Expenses to Average Net Assets	0 .55%	0 .55%	0 .53%	0 .53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1 .07%	1 .04%	0 .98%	0 .90%	0.81%
Portfolio Turnover Rate	32 .9%	33 .0%	36 .1%	31 .7%	52 .1%

See accompanying notes.

740

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

MIDCAP S&P 400 INDEX FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.74	$ 16.55	$ 14.79	$ 13.72	$ 12.07
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .11	0 .16	0 .17	0 .15	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	1 .38	(5 .81)	2 .21	1 .58	1 .90

Total From Investment Operations	1.49	(5.65)	2.38	1.73	2.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .15)	(0 .15)	(0 .11)	(0 .05)
Distributions from Realized Gains	(0 .55)	(1 .01)	(0 .47)	(0 .55)	(0 .33)

Total Dividends and Distributions	(0.68)	(1.16)	(0.62)	(0.66)	(0.38)

Net Asset Value, End of Period	$ 10.55	$ 9.74	$ 16.55	$ 14.79	$ 13.72

Total Return	17 .28%	(36 .58)%	16 .59%	12 .96%	17.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 74,072	$ 44,422	$ 68,439	$ 49,931	$ 31,845
Ratio of Expenses to Average Net Assets	0 .43%	0 .43%	0 .41%	0 .41%	0.41%
Ratio of Net Investment Income to Average Net Assets	1 .18%	1 .16%	1 .11%	1 .04%	0.93%
Portfolio Turnover Rate	32 .9%	33 .0%	36 .1%	31 .7%	52 .1%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

(d)	Excludes expense reimbursement from Manager.

See accompanying notes.

741

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2009(a)

MIDCAP VALUE FUND I

Class J shares

Net Asset Value, Beginning of Period	$ 6.24
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	3 .38

Total From Investment Operations	3.39

Net Asset Value, End of Period	$ 9.63

Total Return(c)	54 .33%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 46,250
Ratio of Expenses to Average Net Assets	1 .66%(e),(f)
Ratio of Gross Expenses to Average Net Assets(g)	1 .89%(e)
Ratio of Net Investment Income to Average Net Assets	0 .21%(e)
Portfolio Turnover Rate	95 .7%(e)

	2009	2008	2007	2006	2005

MIDCAP VALUE FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 8.56	$ 14.96	$ 14.22	$ 13.34	$ 11.46
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0 .13	0 .11	0 .09	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	1 .16	(4 .84)	1 .40	1 .96	2 .00

Total From Investment Operations	1.25	(4.71)	1.51	2.05	2.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .10)	(0 .09)	(0 .05)	(0 .05)
Distributions from Realized Gains	–	(1 .59)	(0 .68)	(1 .12)	(0 .13)

Total Dividends and Distributions	(0.12)	(1.69)	(0.77)	(1.17)	(0.18)

Net Asset Value, End of Period	$ 9.69	$ 8.56	$ 14.96	$ 14.22	$ 13.34

Total Return	15 .00%	(35 .25)%	10 .95%	16 .44%	18.16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,010,989	$ 624,473	$ 942,226	$ 729,727	$ 515,611
Ratio of Expenses to Average Net Assets	1 .00%(f)	1.00%	0.99%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	1 .11%	1 .06%	0 .77%	0 .68%	0.49%
Portfolio Turnover Rate	95 .7%	88 .9%	81 .8%	52 .4%	59 .4%

	2009	2008	2007	2006	2005

MIDCAP VALUE FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 8.40	$ 14.72	$ 14.04	$ 13.24	$ 11.45
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0 .02	(0 .02)	(0 .03)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	1 .15	(4 .75)	1 .38	1 .95	2 .02

Total From Investment Operations	1.17	(4.73)	1.36	1.92	1.96
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	–	–	–	(0 .04)
Distributions from Realized Gains	–	(1 .59)	(0 .68)	(1 .12)	(0 .13)

Total Dividends and Distributions	(0.04)	(1.59)	(0.68)	(1.12)	(0.17)

Net Asset Value, End of Period	$ 9.53	$ 8.40	$ 14.72	$ 14.04	$ 13.24

Total Return	14 .02%	(35 .80)%	9 .94%	15 .43%	17.29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,741	$ 3,050	$ 4,008	$ 2,189	$ 272
Ratio of Expenses to Average Net Assets	1 .86%(f)	1.88%	1.87%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	0 .22%	0 .17%	(0 .12)%	(0 .25)%	(0 .46)%
Portfolio Turnover Rate	95 .7%	88 .9%	81 .8%	52 .4%	59 .4%

See accompanying notes.

742

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

MIDCAP VALUE FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 8.41	$ 14.73	$ 14.03	$ 13.21	$ 11.43
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .04	–	(0 .01)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	1 .16	(4 .76)	1 .38	1 .95	1 .99

Total From Investment Operations	1.19	(4.72)	1.38	1.94	1.95
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .01)	–	–	(0 .04)
Distributions from Realized Gains	–	(1 .59)	(0 .68)	(1 .12)	(0 .13)

Total Dividends and Distributions	(0.06)	(1.60)	(0.68)	(1.12)	(0.17)

Net Asset Value, End of Period	$ 9.54	$ 8.41	$ 14.73	$ 14.03	$ 13.21

Total Return	14 .29%	(35 .73)%	10 .09%	15 .62%	17.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,242	$ 5,188	$ 6,485	$ 4,132	$ 870
Ratio of Expenses to Average Net Assets	1 .73%(f)	1.75%	1.74%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	0 .30%	0 .31%	0 .02%	(0 .11)%	(0 .28)%
Portfolio Turnover Rate	95 .7%	88 .9%	81 .8%	52 .4%	59 .4%

	2009	2008	2007	2006	2005

MIDCAP VALUE FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 8.46	$ 14.82	$ 14.09	$ 13.24	$ 11.43
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .06	0 .03	0 .01	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	1 .17	(4 .80)	1 .39	1 .96	2 .00

Total From Investment Operations	1.21	(4.74)	1.42	1.97	1.98
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .03)	(0 .01)	–	(0 .04)
Distributions from Realized Gains	–	(1 .59)	(0 .68)	(1 .12)	(0 .13)

Total Dividends and Distributions	(0.06)	(1.62)	(0.69)	(1.12)	(0.17)

Net Asset Value, End of Period	$ 9.61	$ 8.46	$ 14.82	$ 14.09	$ 13.24

Total Return	14 .48%	(35 .68)%	10 .32%	15 .84%	17.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 34,211	$ 11,990	$ 18,303	$ 11,180	$ 1,696
Ratio of Expenses to Average Net Assets	1 .55%(f)	1.57%	1.56%	1.57%	1.57%
Ratio of Net Investment Income to Average Net Assets	0 .47%	0 .48%	0 .19%	0 .07%	(0.11)%
Portfolio Turnover Rate	95 .7%	88 .9%	81 .8%	52 .4%	59 .4%

	2009	2008	2007	2006	2005

MIDCAP VALUE FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 8.50	$ 14.86	$ 14.13	$ 13.27	$ 11.44
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .08	0 .05	0 .03	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	1 .16	(4 .80)	1 .39	1 .96	2 .04

Total From Investment Operations	1.22	(4.72)	1.44	1.99	2.00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .05)	(0 .03)	(0 .01)	(0 .04)
Distributions from Realized Gains	–	(1 .59)	(0 .68)	(1 .12)	(0 .13)

Total Dividends and Distributions	(0.09)	(1.64)	(0.71)	(1.13)	(0.17)

Net Asset Value, End of Period	$ 9.63	$ 8.50	$ 14.86	$ 14.13	$ 13.27

Total Return	14 .59%	(35 .45)%	10 .51%	15 .94%	17.71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 19,074	$ 9,391	$ 8,738	$ 4,938	$ 891
Ratio of Expenses to Average Net Assets	1 .36%(f)	1.38%	1.37%	1.38%	1.38%
Ratio of Net Investment Income to Average Net Assets	0 .71%	0 .67%	0 .37%	0 .24%	(0.27)%
Portfolio Turnover Rate	95 .7%	88 .9%	81 .8%	52 .4%	59 .4%

See accompanying notes.

743

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

MIDCAP VALUE FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 8.53	$ 14.91	$ 14.17	$ 13.30	$ 11.45
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .07	0 .09	0 .08	0 .05	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	1 .16	(4 .81)	1 .39	1 .96	2 .00

Total From Investment Operations	1.23	(4.72)	1.47	2.01	2.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .07)	(0 .05)	(0 .02)	(0 .04)
Distributions from Realized Gains	–	(1 .59)	(0 .68)	(1 .12)	(0 .13)

Total Dividends and Distributions	(0.10)	(1.66)	(0.73)	(1.14)	(0.17)

Net Asset Value, End of Period	$ 9.66	$ 8.53	$ 14.91	$ 14.17	$ 13.30

Total Return	14 .67%	(35 .39)%	10 .69%	16 .11%	17.89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,117	$ 10,966	$ 15,984	$ 10,085	$ 1,114
Ratio of Expenses to Average Net Assets	1 .24%(f)	1.26%	1.25%	1.26%	1.26%
Ratio of Net Investment Income to Average Net Assets	0 .79%	0 .79%	0 .51%	0 .38%	0.13%
Portfolio Turnover Rate	95 .7%	88 .9%	81 .8%	52 .4%	59 .4%

(a)	Period from March 2, 2009, date operations commenced, through October 31, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

744

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

MIDCAP VALUE FUND III

Class J shares

Net Asset Value, Beginning of Period	$ 8.28	$ 14.56	$ 14.19	$ 14.26	$ 12.85
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .13	0 .12	0 .07	0 .10	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	0 .90	(5 .19)	1 .20	1 .96	2 .20

Total From Investment Operations	1.03	(5.07)	1.27	2.06	2.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .07)	(0 .08)	(0 .05)	(0 .02)
Distributions from Realized Gains	–	(1 .14)	(0 .82)	(2 .08)	(0 .82)

Total Dividends and Distributions	(0.13)	(1.21)	(0.90)	(2.13)	(0.84)

Net Asset Value, End of Period	$ 9.18	$ 8.28	$ 14.56	$ 14.19	$ 14.26

Total Return(b)	12 .82%	(37 .77)%	9 .24%	16 .12%	18.24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 72,371	$ 71,496	$ 137,723	$ 129,753	$ 111,378
Ratio of Expenses to Average Net Assets	1 .30%	1 .22%	1 .29%	1 .34%	1.41%
Ratio of Gross Expenses to Average Net Assets(c)	1 .35%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .57%	1 .05%	0 .48%	0 .71%	0.34%
Portfolio Turnover Rate	111 .4%	86 .0%	99 .9%	102 .8%	167.8%

	2009	2008	2007	2006	2005

MIDCAP VALUE FUND III

Institutional shares

Net Asset Value, Beginning of Period	$ 8.68	$ 15.21	$ 14.79	$ 14.79	$ 12.92
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .15	0 .19	0 .17	0 .20	0 .19
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	(5 .43)	1 .25	2 .03	2 .53

Total From Investment Operations	1.14	(5.24)	1.42	2.23	2.72
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .15)	(0 .18)	(0 .15)	(0 .03)
Distributions from Realized Gains	–	(1 .14)	(0 .82)	(2 .08)	(0 .82)

Total Dividends and Distributions	(0.20)	(1.29)	(1.00)	(2.23)	(0.85)

Net Asset Value, End of Period	$ 9.62	$ 8.68	$ 15.21	$ 14.79	$ 14.79

Total Return	13 .58%	(37 .43)%	9 .97%	16 .83%	22.00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 116	$ 6	$ 10	$ 5,893	$ 5,054
Ratio of Expenses to Average Net Assets	0 .70%	0 .68%	0 .65%	0 .65%	0.65%
Ratio of Gross Expenses to Average Net Assets	51 .56%(e)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .61%	1 .60%	1 .18%	1 .40%	1.31%
Portfolio Turnover Rate	111 .4%	86 .0%	99 .9%	102 .8%	167.8%

	2009	2008	2007	2006	2005

MIDCAP VALUE FUND III

R-1 shares

Net Asset Value, Beginning of Period	$ 8.33	$ 14.66	$ 14.28	$ 14.34	$ 12.96
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .10	0 .09	0 .03	0 .07	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	0 .93	(5 .24)	1 .22	1 .98	2 .18

Total From Investment Operations	1.03	(5.15)	1.25	2.05	2.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .04)	(0 .05)	(0 .03)	(0 .02)
Distributions from Realized Gains	–	(1 .14)	(0 .82)	(2 .08)	(0 .82)

Total Dividends and Distributions	(0.10)	(1.18)	(0.87)	(2.11)	(0.84)

Net Asset Value, End of Period	$ 9.26	$ 8.33	$ 14.66	$ 14.28	$ 14.34

Total Return	12 .67%	(38 .02)%	9 .03%	15 .93%	17.84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 435	$ 273	$ 277	$ 93	$ 49
Ratio of Expenses to Average Net Assets	1 .55%	1 .56%	1 .53%	1 .53%	1.53%
Ratio of Net Investment Income to Average Net Assets	1 .25%	0 .75%	0 .22%	0 .50%	0.26%
Portfolio Turnover Rate	111 .4%	86 .0%	99 .9%	102 .8%	167.8%

See accompanying notes.

745

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

MIDCAP VALUE FUND III

R-2 shares

Net Asset Value, Beginning of Period	$ 8.38	$ 14.72	$ 14.34	$ 14.40	$ 12.96
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .11	0 .10	0 .05	0 .08	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	0 .93	(5 .25)	1 .22	1 .99	2 .23

Total From Investment Operations	1.04	(5.15)	1.27	2.07	2.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .05)	(0 .07)	(0 .05)	(0 .02)
Distributions from Realized Gains	–	(1 .14)	(0 .82)	(2 .08)	(0 .82)

Total Dividends and Distributions	(0.11)	(1.19)	(0.89)	(2.13)	(0.84)

Net Asset Value, End of Period	$ 9.31	$ 8.38	$ 14.72	$ 14.34	$ 14.40

Total Return	12 .64%	(37 .85)%	9 .12%	15 .99%	18.32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,325	$ 970	$ 1,602	$ 1,112	$ 438
Ratio of Expenses to Average Net Assets	1 .42%	1 .43%	1 .40%	1 .40%	1.40%
Ratio of Net Investment Income to Average Net Assets	1 .39%	0 .84%	0 .36%	0 .59%	0.33%
Portfolio Turnover Rate	111 .4%	86 .0%	99 .9%	102 .8%	167.8%

	2009	2008	2007	2006	2005

MIDCAP VALUE FUND III

R-3 shares

Net Asset Value, Beginning of Period	$ 8.36	$ 14.69	$ 14.31	$ 14.39	$ 12.92
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .13	0 .12	0 .08	0 .11	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	0 .92	(5 .23)	1 .22	1 .96	2 .25

Total From Investment Operations	1.05	(5.11)	1.30	2.07	2.32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .08)	(0 .10)	(0 .07)	(0 .03)
Distributions from Realized Gains	–	(1 .14)	(0 .82)	(2 .08)	(0 .82)

Total Dividends and Distributions	(0.13)	(1.22)	(0.92)	(2.15)	(0.85)

Net Asset Value, End of Period	$ 9.28	$ 8.36	$ 14.69	$ 14.31	$ 14.39

Total Return	12 .88%	(37 .75)%	9 .37%	16 .08%	18.65%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,244	$ 1,317	$ 2,365	$ 786	$ 315
Ratio of Expenses to Average Net Assets	1 .24%	1 .25%	1 .22%	1 .22%	1.22%
Ratio of Net Investment Income to Average Net Assets	1 .64%	1 .02%	0 .53%	0 .80%	0.51%
Portfolio Turnover Rate	111 .4%	86 .0%	99 .9%	102 .8%	167.8%

	2009	2008	2007	2006	2005

MIDCAP VALUE FUND III

R-4 shares

Net Asset Value, Beginning of Period	$ 8.28	$ 14.57	$ 14.21	$ 14.30	$ 12.83
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .15	0 .14	0 .11	0 .12	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	0 .91	(5 .19)	1 .20	1 .97	2 .22

Total From Investment Operations	1.06	(5.05)	1.31	2.09	2.32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .10)	(0 .13)	(0 .10)	(0 .03)
Distributions from Realized Gains	–	(1 .14)	(0 .82)	(2 .08)	(0 .82)

Total Dividends and Distributions	(0.16)	(1.24)	(0.95)	(2.18)	(0.85)

Net Asset Value, End of Period	$ 9.18	$ 8.28	$ 14.57	$ 14.21	$ 14.30

Total Return	13 .17%	(37 .67)%	9 .50%	16 .33%	18.80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,368	$ 1,719	$ 2,358	$ 1,357	$ 176
Ratio of Expenses to Average Net Assets	1 .05%	1 .06%	1 .03%	1 .03%	1.03%
Ratio of Net Investment Income to Average Net Assets	1 .90%	1 .22%	0 .74%	0 .88%	0.72%
Portfolio Turnover Rate	111 .4%	86 .0%	99 .9%	102 .8%	167.8%
See accompanying notes.

746

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

MIDCAP VALUE FUND III

R-5 shares

Net Asset Value, Beginning of Period	$ 8.36	$ 14.69	$ 14.31	$ 14.38	$ 12.89
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .15	0 .15	0 .12	0 .15	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	0 .92	(5 .22)	1 .22	1 .97	2 .22

Total From Investment Operations	1.07	(5.07)	1.34	2.12	2.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .12)	(0 .14)	(0 .11)	(0 .03)
Distributions from Realized Gains	–	(1 .14)	(0 .82)	(2 .08)	(0 .82)

Total Dividends and Distributions	(0.18)	(1.26)	(0.96)	(2.19)	(0.85)

Net Asset Value, End of Period	$ 9.25	$ 8.36	$ 14.69	$ 14.31	$ 14.38

Total Return	13 .22%	(37 .56)%	9 .71%	16 .51%	18.89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,344	$ 5,430	$ 5,367	$ 1,430	$ 995
Ratio of Expenses to Average Net Assets	0 .93%	0 .94%	0 .91%	0 .91%	0.91%
Ratio of Net Investment Income to Average Net Assets	1 .83%	1 .33%	0 .84%	1 .13%	0.86%
Portfolio Turnover Rate	111 .4%	86 .0%	99 .9%	102 .8%	167.8%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

(d)	During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.

(e) Excludes expense reimbursement from Manager.

See accompanying notes.

747

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

MONEY MARKET FUND

Class J shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	–	0 .03	0 .04	0 .04	0 .02

Total From Investment Operations	–	0.03	0.04	0.04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .03)	(0 .04)	(0 .04)	(0 .02)

Total Dividends and Distributions	–	(0.03)	(0.04)	(0.04)	(0.02)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(b)	0 .33%	2 .67%	4 .46%	3 .82%	1.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 346,703	$ 355,746	$ 186,246	$ 157,486	$ 143,460
Ratio of Expenses to Average Net Assets	0 .69%	0 .87%	0 .98%	1 .11%	1.15%
Ratio of Gross Expenses to Average Net Assets	0 .92%(c)	–	–	1.11%(c)	1.15%(c)
Ratio of Net Investment Income to Average Net Assets	0 .32%	2 .51%	4 .37%	3 .76%	1.78%

	2009	2008	2007	2006	2005

MONEY MARKET FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .01	0 .03	0 .05	0 .04	0 .03

Total From Investment Operations	0.01	0.03	0.05	0.04	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .03)	(0 .05)	(0 .04)	(0 .03)

Total Dividends and Distributions	(0.01)	(0.03)	(0.05)	(0.04)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	0 .59%	3 .17%	5 .09%	4 .55%	2.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 231,887	$ 276,963	$ 216,988	$ 26,403	$ 140,592
Ratio of Expenses to Average Net Assets	0 .43%	0 .39%	0 .39%	0 .40%	0.40%
Ratio of Gross Expenses to Average Net Assets	0 .44%(c)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .63%	3 .07%	4 .96%	4 .11%	2.67%

	2009	2008	2007	2006	2005

MONEY MARKET FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	–	0 .02	0 .04	0 .04	0 .02

Total From Investment Operations	–	0.02	0.04	0.04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .02)	(0 .04)	(0 .04)	(0 .02)

Total Dividends and Distributions	–	(0.02)	(0.04)	(0.04)	(0.02)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	0 .20%	2 .26%	4 .20%	3 .64%	1.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,048	$ 11,194	$ 3,568	$ 1,578	$ 8,627
Ratio of Expenses to Average Net Assets	0 .81%	1 .27%	1 .27%	1 .28%	1.28%
Ratio of Gross Expenses to Average Net Assets	1 .31%(c)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .20%	2 .00%	4 .07%	3 .30%	2.43%

	2009	2008	2007	2006	2005

MONEY MARKET FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	–	0 .02	0 .04	0 .04	0 .02

Total From Investment Operations	–	0.02	0.04	0.04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .02)	(0 .04)	(0 .04)	(0 .02)

Total Dividends and Distributions	–	(0.02)	(0.04)	(0.04)	(0.02)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	0 .24%	2 .40%	4 .32%	3 .77%	1.81%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 24,008	$ 32,085	$ 14,987	$ 9,517	$ 9,180
Ratio of Expenses to Average Net Assets	0 .80%	1 .14%	1 .14%	1 .15%	1.15%
Ratio of Gross Expenses to Average Net Assets	1 .18%(c)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .28%	2 .23%	4 .21%	3 .66%	1.77%

See accompanying notes.

748

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

MONEY MARKET FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	–	0 .03	0 .04	0 .04	0 .02

Total From Investment Operations	–	0.03	0.04	0.04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .03)	(0 .04)	(0 .04)	(0 .02)

Total Dividends and Distributions	–	(0.03)	(0.04)	(0.04)	(0.02)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	0 .29%	2 .58%	4 .54%	3 .96%	1.99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 68,340	$ 85,636	$ 22,245	$ 15,280	$ 8,665
Ratio of Expenses to Average Net Assets	0 .74%	0 .96%	0 .96%	0 .97%	0.97%
Ratio of Gross Expenses to Average Net Assets	1 .00%(c)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .29%	2 .29%	4 .39%	3 .96%	1.98%

	2009	2008	2007	2006	2005

MONEY MARKET FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	–	0 .03	0 .05	0 .04	0 .02

Total From Investment Operations	–	0.03	0.05	0.04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .03)	(0 .05)	(0 .04)	(0 .02)

Total Dividends and Distributions	–	(0.03)	(0.05)	(0.04)	(0.02)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	0 .36%	2 .78%	4 .72%	4 .16%	2.17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,260	$ 30,868	$ 13,941	$ 6,614	$ 3,495
Ratio of Expenses to Average Net Assets	0 .67%	0 .77%	0 .77%	0 .78%	0.78%
Ratio of Gross Expenses to Average Net Assets	0 .81%(c)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .38%	2 .55%	4 .59%	4 .23%	2.28%

	2009	2008	2007	2006	2005

MONEY MARKET FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1 .00	$ 1 .00	$ 1 .00
Income from Investment Operations:
Net Investment Income (Loss)(a)	–	0 .03	0 .05	0 .04	0 .02

Total From Investment Operations	–	0.03	0.05	0.04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .03)	(0 .05)	(0 .04)	(0 .02)

Total Dividends and Distributions	–	(0.03)	(0.05)	(0.04)	(0.02)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1 .00	$ 1.00

Total Return	0 .41%	2 .90%	4 .83%	4 .28%	2.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 148,260	$ 158,425	$ 86,072	$ 41,532	$ 30,291
Ratio of Expenses to Average Net Assets	0 .60%	0 .65%	0 .65%	0 .66%	0.66%
Ratio of Gross Expenses to Average Net Assets	0 .69%(c)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .40%	2 .63%	4 .70%	4 .25%	2.30%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager.

See accompanying notes.

749

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

PREFERRED SECURITIES FUND

Class J shares

Net Asset Value, Beginning of Period	$ 6.59	$ 9.97	$ 10.62	$ 10.48	$ 11.25
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .55	0 .53	0 .53	0 .51	0 .52
Net Realized and Unrealized Gain (Loss) on Investments	2 .15	(3 .39)	(0 .63)	0 .10	(0 .38)

Total From Investment Operations	2.70	(2.86)	(0.10)	0.61	0.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .55)	(0 .52)	(0 .55)	(0 .47)	(0 .91)

Total Dividends and Distributions	(0.55)	(0.52)	(0.55)	(0.47)	(0.91)

Net Asset Value, End of Period	$ 8.74	$ 6.59	$ 9.97	$ 10.62	$ 10.48

Total Return(b)	43 .45%	(29 .84)%	(1 .03)%	5 .95%	1.27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,511	$ 16,099	$ 25,471	$ 24,881	$ 24,037
Ratio of Expenses to Average Net Assets	1 .50%	1 .46%	1 .51%	1 .58%	1.60%
Ratio of Gross Expenses to Average Net Assets(c)	1 .55%	–	–	1 .58%	1.63%
Ratio of Net Investment Income to Average Net Assets	7 .73%	5 .94%	5 .05%	4 .92%	4.84%
Portfolio Turnover Rate	26 .2%	18 .7%	33 .9%	22 .4%	17 .8%

	2009	2008	2007	2006	2005

PREFERRED SECURITIES FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 6.66	$ 10.07	$ 10.73	$ 10.58	$ 11.34
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .61	0 .60	0 .61	0 .61	0 .62
Net Realized and Unrealized Gain (Loss) on Investments	2 .17	(3 .43)	(0 .63)	0 .09	(0 .39)

Total From Investment Operations	2.78	(2.83)	(0.02)	0.70	0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .60)	(0 .58)	(0 .64)	(0 .55)	(0 .99)

Total Dividends and Distributions	(0.60)	(0.58)	(0.64)	(0.55)	(0.99)

Net Asset Value, End of Period	$ 8.84	$ 6.66	$ 10.07	$ 10.73	$ 10.58

Total Return	44 .52%	(29 .34)%	(0 .26)%	6 .88%	2.07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,279,494	$ 909,039	$ 712,347	$ 580,507	$ 330,862
Ratio of Expenses to Average Net Assets	0 .74%	0 .74%	0 .75%	0 .75%	0.75%
Ratio of Net Investment Income to Average Net Assets	8 .52%	6 .70%	5 .80%	5 .77%	5.68%
Portfolio Turnover Rate	26 .2%	18 .7%	33 .9%	22 .4%	17 .8%

	2009	2008	2007	2006	2005

PREFERRED SECURITIES FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 6.65	$ 10.05	$ 10.70	$ 10.56	$ 11.34
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .54	0 .52	0 .51	0 .52	0 .52
Net Realized and Unrealized Gain (Loss) on Investments	2 .17	(3 .42)	(0 .62)	0 .08	(0 .39)

Total From Investment Operations	2.71	(2.90)	(0.11)	0.60	0.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .54)	(0 .50)	(0 .54)	(0 .46)	(0 .91)

Total Dividends and Distributions	(0.54)	(0.50)	(0.54)	(0.46)	(0.91)

Net Asset Value, End of Period	$ 8.82	$ 6.65	$ 10.05	$ 10.70	$ 10.56

Total Return	43 .25%	(29 .92)%	(1 .12)%	5 .87%	1.14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,272	$ 593	$ 545	$ 176	$ 9
Ratio of Expenses to Average Net Assets	1 .61%	1 .62%	1 .63%	1 .63%	1.63%
Ratio of Net Investment Income to Average Net Assets	7 .44%	5 .83%	4 .86%	4 .97%	4.78%
Portfolio Turnover Rate	26 .2%	18 .7%	33 .9%	22 .4%	17 .8%

See accompanying notes.

750

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

PREFERRED SECURITIES FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 6.62	$ 10.02	$ 10.67	$ 10.52	$ 11.30
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .55	0 .53	0 .51	0 .53	0 .54
Net Realized and Unrealized Gain (Loss) on Investments	2 .17	(3 .41)	(0 .61)	0 .09	(0 .40)

Total From Investment Operations	2.72	(2.88)	(0.10)	0.62	0.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .55)	(0 .52)	(0 .55)	(0 .47)	(0 .92)

Total Dividends and Distributions	(0.55)	(0.52)	(0.55)	(0.47)	(0.92)

Net Asset Value, End of Period	$ 8.79	$ 6.62	$ 10.02	$ 10.67	$ 10.52

Total Return	43 .60%	(29 .91)%	(0 .98)%	6 .12%	1.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,054	$ 667	$ 681	$ 22	$ 15
Ratio of Expenses to Average Net Assets	1 .48%	1 .49%	1 .49%	1 .50%	1.50%
Ratio of Net Investment Income to Average Net Assets	7 .70%	5 .96%	5 .00%	5 .00%	4.96%
Portfolio Turnover Rate	26 .2%	18 .7%	33 .9%	22 .4%	17 .8%

	2009	2008	2007	2006	2005

PREFERRED SECURITIES FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 6.63	$ 10.04	$ 10.69	$ 10.54	$ 11.31
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .57	0 .55	0 .55	0 .55	0 .56
Net Realized and Unrealized Gain (Loss) on Investments	2 .17	(3 .43)	(0 .63)	0 .09	(0 .39)

Total From Investment Operations	2.74	(2.88)	(0.08)	0.64	0.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .56)	(0 .53)	(0 .57)	(0 .49)	(0 .94)

Total Dividends and Distributions	(0.56)	(0.53)	(0.57)	(0.49)	(0.94)

Net Asset Value, End of Period	$ 8.81	$ 6.63	$ 10.04	$ 10.69	$ 10.54

Total Return	43 .92%	(29 .83)%	(0 .78)%	6 .30%	1.49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,657	$ 1,518	$ 1,911	$ 655	$ 10
Ratio of Expenses to Average Net Assets	1 .30%	1 .31%	1 .32%	1 .32%	1.32%
Ratio of Net Investment Income to Average Net Assets	8 .16%	6 .16%	5 .23%	5 .21%	5.10%
Portfolio Turnover Rate	26 .2%	18 .7%	33 .9%	22 .4%	17 .8%

	2009	2008	2007	2006	2005

PREFERRED SECURITIES FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 6.63	$ 10.03	$ 10.70	$ 10.55	$ 11.32
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .58	0 .57	0 .56	0 .56	0 .58
Net Realized and Unrealized Gain (Loss) on Investments	2 .17	(3 .42)	(0 .63)	0 .10	(0 .39)

Total From Investment Operations	2.75	(2.85)	(0.07)	0.66	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .58)	(0 .55)	(0 .60)	(0 .51)	(0 .96)

Total Dividends and Distributions	(0.58)	(0.55)	(0.60)	(0.51)	(0.96)

Net Asset Value, End of Period	$ 8.80	$ 6.63	$ 10.03	$ 10.70	$ 10.55

Total Return	44 .04%	(29 .63)%	(0 .77)%	6 .50%	1.65%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,218	$ 1,710	$ 234	$ 10	$ 10
Ratio of Expenses to Average Net Assets	1 .11%	1 .12%	1 .12%	1 .13%	1.13%
Ratio of Net Investment Income to Average Net Assets	8 .18%	6 .34%	5 .37%	5 .37%	5.28%
Portfolio Turnover Rate	26 .2%	18 .7%	33 .9%	22 .4%	17 .8%

See accompanying notes.

751

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

PREFERRED SECURITIES FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 6.64	$ 10.05	$ 10.71	$ 10.56	$ 11.32
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .59	0 .58	0 .57	0 .58	0 .59
Net Realized and Unrealized Gain (Loss) on Investments	2 .17	(3 .43)	(0 .62)	0 .10	(0 .38)

Total From Investment Operations	2.76	(2.85)	(0.05)	0.68	0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .59)	(0 .56)	(0 .61)	(0 .53)	(0 .97)

Total Dividends and Distributions	(0.59)	(0.56)	(0.61)	(0.53)	(0.97)

Net Asset Value, End of Period	$ 8.81	$ 6.64	$ 10.05	$ 10.71	$ 10.56

Total Return	44 .16%	(29 .58)%	(0 .54)%	6 .62%	1.84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,098	$ 492	$ 575	$ 33	$ 10
Ratio of Expenses to Average Net Assets	0 .99%	1 .00%	1 .00%	1 .01%	1.01%
Ratio of Net Investment Income to Average Net Assets	7 .93%	6 .49%	5 .45%	5 .50%	5.43%
Portfolio Turnover Rate	26 .2%	18 .7%	33 .9%	22 .4%	17 .8%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

752

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

PRINCIPAL CAPITAL APPRECIATION FUND(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 31.12	$ 49.92	$ 43.56	$ 39.39	$ 35.39
Income from Investment Operations:
Net Investment Income (Loss)	0 .32(b)	0.39(b)	0.46(b)	0.32	0.39
Net Realized and Unrealized Gain (Loss) on Investments	3 .37	(15 .60)	7 .20	5 .07	4 .37

Total From Investment Operations	3.69	(15.21)	7.66	5.39	4.76
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .36)	(0 .38)	(0 .31)	(0 .25)	(0 .33)
Distributions from Realized Gains	(1 .52)	(3 .21)	(0 .99)	(0 .97)	(0 .43)

Total Dividends and Distributions	(1.88)	(3.59)	(1.30)	(1.22)	(0.76)

Net Asset Value, End of Period	$ 32.93	$ 31.12	$ 49.92	$ 43.56	$ 39.39

Total Return	13 .12%	(32 .67)%	17 .99%	13 .88%	13.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 409,987	$ 408,256	$ 746,996	$ 826,593	$ 621,993
Ratio of Expenses to Average Net Assets	0 .59%	0 .51%	0 .49%	0 .53%	0.58%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	0 .53%	0.58%
Ratio of Net Investment Income to Average Net Assets	1 .12%	0 .95%	0 .99%	0 .76%	1.01%
Portfolio Turnover Rate	23 .8%	9 .7%	17 .6%	15 .0%	13 .0%

(a)	Effective June 30, 2009, West Coast Equity Fund changed its name to Principal Capital Appreciation Fund.

(b)	Calculated based on average shares outstanding during the period.

(c)	Expense ratio without reimbursement from custodian.

See accompanying notes.

753

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2010 FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.17	$ 14.11	$ 13.17	$ 12.07	$ 11.59
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .24	0 .45	0 .36	0 .33	0 .29
Net Realized and Unrealized Gain (Loss) on Investments	1 .00	(4 .74)	0 .99	1 .08	0 .53

Total From Investment Operations	1.24	(4.29)	1.35	1.41	0.82
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .42)	(0 .34)	(0 .23)	(0 .24)
Distributions from Realized Gains	(0 .30)	(0 .23)	(0 .07)	(0 .08)	(0 .10)

Total Dividends and Distributions	(0.60)	(0.65)	(0.41)	(0.31)	(0.34)

Net Asset Value, End of Period	$ 9.81	$ 9.17	$ 14.11	$ 13.17	$ 12.07

Total Return(b)	14 .75%	(31 .75)%	10 .51%	11 .88%	7.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 190,177	$ 185,729	$ 286,278	$ 191,674	$ 106,539
Ratio of Expenses to Average Net Assets(c)	0 .57%	0 .58%	0 .64%	0 .69%	0.73%
Ratio of Gross Expenses to Average Net Assets(c),(d)	0 .62%	–	–	0 .69%	–
Ratio of Net Investment Income to Average Net Assets	2 .77%	3 .76%	2 .68%	2 .66%	2.46%
Portfolio Turnover Rate	28 .4%	12 .7%	14 .7%	16 .6%	10 .2%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2010 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.22	$ 14.21	$ 13.27	$ 12.15	$ 11.61
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .27	0 .49	0 .42	0 .41	0 .36
Net Realized and Unrealized Gain (Loss) on Investments	1 .02	(4 .76)	1 .01	1 .09	0 .53

Total From Investment Operations	1.29	(4.27)	1.43	1.50	0.89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .35)	(0 .49)	(0 .42)	(0 .30)	(0 .25)
Distributions from Realized Gains	(0 .30)	(0 .23)	(0 .07)	(0 .08)	(0 .10)

Total Dividends and Distributions	(0.65)	(0.72)	(0.49)	(0.38)	(0.35)

Net Asset Value, End of Period	$ 9.86	$ 9.22	$ 14.21	$ 13.27	$ 12.15

Total Return	15 .40%	(31 .52)%	11 .07%	12 .64%	7.78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,025,862	$ 846,470	$ 1,116,351	$ 668,274	$ 408,886
Ratio of Expenses to Average Net Assets(c)	0 .10%	0 .13%	0 .12%	0 .12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3 .13%	4 .11%	3 .13%	3 .24%	3.05%
Portfolio Turnover Rate	28 .4%	12 .7%	14 .7%	16 .6%	10 .2%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2010 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.14	$ 14.08	$ 13.15	$ 12.05	$ 11.62
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .19	0 .35	0 .30	0 .29	0 .22
Net Realized and Unrealized Gain (Loss) on Investments	1 .02	(4 .69)	1 .00	1 .08	0 .55

Total From Investment Operations	1.21	(4.34)	1.30	1.37	0.77
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .28)	(0 .37)	(0 .30)	(0 .19)	(0 .24)
Distributions from Realized Gains	(0 .30)	(0 .23)	(0 .07)	(0 .08)	(0 .10)

Total Dividends and Distributions	(0.58)	(0.60)	(0.37)	(0.27)	(0.34)

Net Asset Value, End of Period	$ 9.77	$ 9.14	$ 14.08	$ 13.15	$ 12.05

Total Return	14 .39%	(32 .07)%	10 .10%	11 .58%	6.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,134	$ 16,907	$ 14,507	$ 6,230	$ 1,343
Ratio of Expenses to Average Net Assets(c)	0 .97%	1 .01%	1 .00%	1 .00%	1.00%
Ratio of Net Investment Income to Average Net Assets	2 .22%	2 .93%	2 .20%	2 .35%	1.82%
Portfolio Turnover Rate	28 .4%	12 .7%	14 .7%	16 .6%	10 .2%

See accompanying notes.

754

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2010 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 9.10	$ 14.02	$ 13.10	$ 12.00	$ 11.55
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .21	0 .40	0 .32	0 .30	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	(4 .70)	0 .99	1 .09	0 .53

Total From Investment Operations	1.22	(4.30)	1.31	1.39	0.79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .27)	(0 .39)	(0 .32)	(0 .21)	(0 .24)
Distributions from Realized Gains	(0 .30)	(0 .23)	(0 .07)	(0 .08)	(0 .10)

Total Dividends and Distributions	(0.57)	(0.62)	(0.39)	(0.29)	(0.34)

Net Asset Value, End of Period	$ 9.75	$ 9.10	$ 14.02	$ 13.10	$ 12.00

Total Return	14 .57%	(31 .97)%	10 .21%	11 .77%	6.95%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 41,310	$ 37,240	$ 53,760	$ 36,680	$ 21,112
Ratio of Expenses to Average Net Assets(c)	0 .84%	0 .88%	0 .87%	0 .87%	0.87%
Ratio of Net Investment Income to Average Net Assets	2 .43%	3 .39%	2 .39%	2 .43%	2.17%
Portfolio Turnover Rate	28 .4%	12 .7%	14 .7%	16 .6%	10 .2%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2010 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.13	$ 14.07	$ 13.14	$ 12.04	$ 11.56
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .22	0 .41	0 .34	0 .33	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	(4 .71)	1 .00	1 .08	0 .54

Total From Investment Operations	1.23	(4.30)	1.34	1.41	0.82
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .41)	(0 .34)	(0 .23)	(0 .24)
Distributions from Realized Gains	(0 .30)	(0 .23)	(0 .07)	(0 .08)	(0 .10)

Total Dividends and Distributions	(0.60)	(0.64)	(0.41)	(0.31)	(0.34)

Net Asset Value, End of Period	$ 9.76	$ 9.13	$ 14.07	$ 13.14	$ 12.04

Total Return	14 .69%	(31 .88)%	10 .45%	11 .94%	7.23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 93,186	$ 75,999	$ 87,602	$ 50,488	$ 20,694
Ratio of Expenses to Average Net Assets(c)	0 .66%	0 .70%	0 .69%	0 .69%	0.69%
Ratio of Net Investment Income to Average Net Assets	2 .60%	3 .48%	2 .53%	2 .63%	2.32%
Portfolio Turnover Rate	28 .4%	12 .7%	14 .7%	16 .6%	10 .2%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2010 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.16	$ 14.10	$ 13.17	$ 12.07	$ 11.57
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .23	0 .44	0 .37	0 .36	0 .25
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	(4 .71)	0 .99	1 .07	0 .59

Total From Investment Operations	1.24	(4.27)	1.36	1.43	0.84
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .31)	(0 .44)	(0 .36)	(0 .25)	(0 .24)
Distributions from Realized Gains	(0 .30)	(0 .23)	(0 .07)	(0 .08)	(0 .10)

Total Dividends and Distributions	(0.61)	(0.67)	(0.43)	(0.33)	(0.34)

Net Asset Value, End of Period	$ 9.79	$ 9.16	$ 14.10	$ 13.17	$ 12.07

Total Return	14 .88%	(31 .67)%	10 .64%	12 .12%	7.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 70,260	$ 47,919	$ 59,244	$ 26,768	$ 11,896
Ratio of Expenses to Average Net Assets(c)	0 .47%	0 .51%	0 .50%	0 .50%	0.50%
Ratio of Net Investment Income to Average Net Assets	2 .65%	3 .66%	2 .71%	2 .87%	2.19%
Portfolio Turnover Rate	28 .4%	12 .7%	14 .7%	16 .6%	10 .2%

See accompanying notes.

755

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2010 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.18	$ 14.13	$ 13.20	$ 12.09	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.25	0.45	0.38	0.37	0.31
Net Realized and Unrealized Gain (Loss) on Investments	1.00	(4.72)	1.00	1.09	0.54

Total From Investment Operations	1.25	(4.27)	1.38	1.46	0.85
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.32)	(0.45)	(0.38)	(0.27)	(0.24)
Distributions from Realized Gains	(0.30)	(0.23)	(0.07)	(0.08)	(0.10)

Total Dividends and Distributions	(0.62)	(0.68)	(0.45)	(0.35)	(0.34)

Net Asset Value, End of Period	$ 9.81	$ 9.18	$ 14.13	$ 13.20	$ 12.09

Total Return	14.99%	(31.60)%	10.76%	12.31%	7.51%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 166,419	$ 140,387	$ 152,317	$ 81,573	$ 21,733
Ratio of Expenses to Average Net Assets(c)	0.35%	0.39%	0.38%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.90%	3.75%	2.83%	2.97%	2.69%
Portfolio Turnover Rate	28.4%	12.7%	14.7%	16.6%	10.2%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

756

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008(a)

PRINCIPAL LIFETIME 2015 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.52	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .12	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	0 .98	(2 .59)

Total From Investment Operations	1.10	(2.48)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	–

Total Dividends and Distributions	(0.14)	–

Net Asset Value, End of Period	$ 8.48	$ 7.52

Total Return	15 .03%	(24 .80)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 225,418	$ 28,190
Ratio of Expenses to Average Net Assets(d),(e)	0 .10%	0 .17%(f)
Ratio of Net Investment Income to Average Net Assets	1 .56%	1 .79%(f)
Portfolio Turnover Rate	9 .1%	50 .1%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2015 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 7.44	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .08	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	0 .95	(2 .61)

Total From Investment Operations	1.03	(2.56)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 8.34	$ 7.44

Total Return	14 .07%	(25 .60)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,570	$ 1,798
Ratio of Expenses to Average Net Assets(d),(e)	0 .96%	1 .05%(f)
Ratio of Net Investment Income to Average Net Assets	1 .04%	0 .92%(f)
Portfolio Turnover Rate	9 .1%	50 .1%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2015 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 7.45	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .10	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	0 .93	(2 .62)

Total From Investment Operations	1.03	(2.55)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 8.35	$ 7.45

Total Return	14 .16%	(25 .50)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,304	$ 1,358
Ratio of Expenses to Average Net Assets(d),(e)	0 .83%	0 .92%(f)
Ratio of Net Investment Income to Average Net Assets	1 .36%	1 .14%(f)
Portfolio Turnover Rate	9 .1%	50 .1%(f)

See accompanying notes.

757

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008(a)

PRINCIPAL LIFETIME 2015 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 7 .46	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .12	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	0 .92	(2 .61)

Total From Investment Operations	1.04	(2.54)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 8.37	$ 7.46

Total Return	14 .27%	(25 .40)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,602	$ 7,835
Ratio of Expenses to Average Net Assets(d),(e)	0 .65%	0 .74%(f)
Ratio of Net Investment Income to Average Net Assets	1 .55%	1 .27%(f)
Portfolio Turnover Rate	9 .1%	50 .1%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2015 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 7 .47	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .12	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	0 .95	(2 .61)

Total From Investment Operations	1.07	(2.53)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	–

Total Dividends and Distributions	(0.14)	–

Net Asset Value, End of Period	$ 8.40	$ 7.47

Total Return	14 .60%	(25 .30)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,026	$ 5,653
Ratio of Expenses to Average Net Assets(d),(e)	0 .46%	0 .55%(f)
Ratio of Net Investment Income to Average Net Assets	1 .54%	1 .37%(f)
Portfolio Turnover Rate	9 .1%	50 .1%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2015 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 7 .47	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .14	0 .09
Net Realized and Unrealized Gain (Loss) on Investments	0 .94	(2 .62)

Total From Investment Operations	1.08	(2.53)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	–

Total Dividends and Distributions	(0.14)	–

Net Asset Value, End of Period	$ 8.41	$ 7.47

Total Return	14 .73%	(25 .30)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 23,592	$ 8,400
Ratio of Expenses to Average Net Assets(d),(e)	0 .34%	0 .43%(f)
Ratio of Net Investment Income to Average Net Assets	1 .88%	1 .50%(f)
Portfolio Turnover Rate	9 .1%	50 .1%(f)

(a)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager's contractual expense limit.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.

See accompanying notes.

758

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2020 FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.27	$ 15.02	$ 13.64	$ 12.24	$ 11.48
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .22	0 .40	0 .31	0 .28	0 .24
Net Realized and Unrealized Gain (Loss) on Investments	1 .09	(5 .48)	1 .49	1 .46	0 .84

Total From Investment Operations	1.31	(5.08)	1.80	1.74	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	(0 .38)	(0 .33)	(0 .24)	(0 .23)
Distributions from Realized Gains	(0 .36)	(0 .29)	(0 .09)	(0 .10)	(0 .09)

Total Dividends and Distributions	(0.59)	(0.67)	(0.42)	(0.34)	(0.32)

Net Asset Value, End of Period	$ 9.99	$ 9.27	$ 15.02	$ 13.64	$ 12.24

Total Return(b)	15 .51%	(35 .27)%	13 .50%	14 .55%	9.52%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 465,050	$ 412,169	$ 579,671	$ 356,350	$ 187,253
Ratio of Expenses to Average Net Assets(c)	0 .58%	0 .59%	0 .64%	0 .69%	0.73%
Ratio of Gross Expenses to Average Net Assets(c),(d)	0 .63%	–	–	0 .69%	–
Ratio of Net Investment Income to Average Net Assets	2 .54%	3 .21%	2 .22%	2 .21%	2.02%
Portfolio Turnover Rate	15 .7%	7 .1%	15 .1%	7 .4%	5 .5%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2020 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.32	$ 15.12	$ 13.73	$ 12.32	$ 11.49
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .25	0 .44	0 .38	0 .36	0 .31
Net Realized and Unrealized Gain (Loss) on Investments.	1.12	(5.49)	1.51	1.47	0.85

Total From Investment Operations	1.37	(5.05)	1.89	1.83	1.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .29)	(0 .46)	(0 .41)	(0 .32)	(0 .24)
Distributions from Realized Gains	(0 .36)	(0 .29)	(0 .09)	(0 .10)	(0 .09)

Total Dividends and Distributions	(0.65)	(0.75)	(0.50)	(0.42)	(0.33)

Net Asset Value, End of Period	$ 10.04	$ 9.32	$ 15.12	$ 13.73	$ 12.32

Total Return	16 .13%	(35 .03)%	14 .14%	15 .23%	10.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,628,327	$ 1,904,751	$ 2,266,328	$ 1,243,217	$ 668,863
Ratio of Expenses to Average Net Assets(c)	0 .09%	0 .12%	0 .12%	0 .12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.88%	3.52%	2.65%	2.78%	2.59%
Portfolio Turnover Rate	15 .7%	7 .1%	15 .1%	7 .4%	5 .5%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2020 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.25	$ 15.00	$ 13.62	$ 12.23	$ 11.51
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .17	0 .31	0 .23	0 .21	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	1 .11	(5 .44)	1 .53	1 .49	0 .92

Total From Investment Operations	1.28	(5.13)	1.76	1.70	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	(0 .33)	(0 .29)	(0 .21)	(0 .23)
Distributions from Realized Gains	(0 .36)	(0 .29)	(0 .09)	(0 .10)	(0 .09)

Total Dividends and Distributions	(0.57)	(0.62)	(0.38)	(0.31)	(0.32)

Net Asset Value, End of Period	$ 9.96	$ 9.25	$ 15.00	$ 13.62	$ 12.23

Total Return	15 .05%	(35 .55)%	13 .16%	14 .15%	9.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 50,924	$ 35,642	$ 35,530	$ 14,417	$ 2,799
Ratio of Expenses to Average Net Assets(c)	0 .97%	1 .00%	1 .00%	1 .00%	1.00%
Ratio of Net Investment Income to Average Net Assets	1 .98%	2 .51%	1 .64%	1 .61%	1.03%
Portfolio Turnover Rate	15 .7%	7 .1%	15 .1%	7 .4%	5 .5%

See accompanying notes.

759

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2020 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 9.20	$ 14.93	$ 13.56	$ 12.18	$ 11.44
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .19	0 .35	0 .28	0 .25	0 .21
Net Realized and Unrealized Gain (Loss) on Investments	1 .10	(5 .44)	1 .49	1 .45	0 .85

Total From Investment Operations	1.29	(5.09)	1.77	1.70	1.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .35)	(0 .31)	(0 .22)	(0 .23)
Distributions from Realized Gains	(0 .36)	(0 .29)	(0 .09)	(0 .10)	(0 .09)

Total Dividends and Distributions	(0.56)	(0.64)	(0.40)	(0.32)	(0.32)

Net Asset Value, End of Period	$ 9.93	$ 9.20	$ 14.93	$ 13.56	$ 12.18

Total Return	15 .34%	(35 .51)%	13 .29%	14 .28%	9.37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 94,161	$ 78,445	$ 107,765	$ 71,913	$ 35,959
Ratio of Expenses to Average Net Assets(c)	0 .84%	0 .87%	0 .87%	0 .87%	0.87%
Ratio of Net Investment Income to Average Net Assets	2 .19%	2 .84%	2 .02%	1 .92%	1.77%
Portfolio Turnover Rate	15 .7%	7 .1%	15 .1%	7 .4%	5 .5%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2020 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.24	$ 14.99	$ 13.61	$ 12.22	$ 11.46
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.20	0.37	0.29	0.27	0.22
Net Realized and Unrealized Gain (Loss) on Investments	1.11	(5.45)	1.51	1.47	0.86

Total From Investment Operations	1.31	(5.08)	1.80	1.74	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.38)	(0.33)	(0.25)	(0.23)
Distributions from Realized Gains	(0.36)	(0.29)	(0.09)	(0.10)	(0.09)

Total Dividends and Distributions	(0.59)	(0.67)	(0.42)	(0.35)	(0.32)

Net Asset Value, End of Period	$ 9.96	$ 9.24	$ 14.99	$ 13.61	$ 12.22

Total Return	15.53%	(35.38)%	13.53%	14.52%	9.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 212,779	$ 159,254	$ 175,110	$ 93,449	$ 33,721
Ratio of Expenses to Average Net Assets(c)	0.66%	0.69%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	2.33%	2.95%	2.09%	2.06%	1.82%
Portfolio Turnover Rate	15.7%	7.1%	15.1%	7.4%	5.5%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2020 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.26	$ 15.02	$ 13.64	$ 12.24	$ 11.46
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.21	0.38	0.31	0.30	0.19
Net Realized and Unrealized Gain (Loss) on Investments	1.12	(5.45)	1.52	1.47	0.92

Total From Investment Operations	1.33	(5.07)	1.83	1.77	1.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)	(0.40)	(0.36)	(0.27)	(0.24)
Distributions from Realized Gains	(0.36)	(0.29)	(0.09)	(0.10)	(0.09)

Total Dividends and Distributions	(0.61)	(0.69)	(0.45)	(0.37)	(0.33)

Net Asset Value, End of Period	$ 9.98	$ 9.26	$ 15.02	$ 13.64	$ 12.24

Total Return	15.73%	(35.25)%	13.71%	14.79%	9.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 167,470	$ 110,340	$ 121,196	$ 53,209	$ 18,811
Ratio of Expenses to Average Net Assets(c)	0.47%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	2.41%	3.06%	2.21%	2.33%	1.48%
Portfolio Turnover Rate	15.7%	7.1%	15.1%	7.4%	5.5%

See accompanying notes.

760

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2020 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.28	$ 15.05	$ 13.67	$ 12.27	$ 11.47
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .23	0 .40	0 .32	0 .30	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	1 .11	(5 .46)	1 .52	1 .49	0 .87

Total From Investment Operations	1.34	(5.06)	1.84	1.79	1.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .26)	(0 .42)	(0 .37)	(0 .29)	(0 .24)
Distributions from Realized Gains	(0 .36)	(0 .29)	(0 .09)	(0 .10)	(0 .09)

Total Dividends and Distributions	(0.62)	(0.71)	(0.46)	(0.39)	(0.33)

Net Asset Value, End of Period	$ 10.00	$ 9.28	$ 15.05	$ 13.67	$ 12.27

Total Return	15 .84%	(35 .16)%	13 .83%	14 .91%	9.92%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 356,589	$ 267,795	$ 299,458	$ 129,616	$ 37,539
Ratio of Expenses to Average Net Assets(c)	0 .35%	0 .38%	0 .38%	0 .38%	0.38%
Ratio of Net Investment Income to Average Net Assets	2 .63%	3 .24%	2 .26%	2 .35%	2.15%
Portfolio Turnover Rate	15 .7%	7 .1%	15 .1%	7 .4%	5 .5%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

761

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008(a)

PRINCIPAL LIFETIME 2025 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.27	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	0 .98	(2 .80)

Total From Investment Operations	1.07	(2.73)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	–

Total Dividends and Distributions	(0.14)	–

Net Asset Value, End of Period	$ 8.20	$ 7.27

Total Return	15 .14%	(27 .30)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 233,404	$ 26,413
Ratio of Expenses to Average Net Assets(d),(e)	0 .10%	0 .17%(f)
Ratio of Net Investment Income to Average Net Assets	1 .30%	1 .20%(f)
Portfolio Turnover Rate	8 .5%	21 .3%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2025 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 7.22	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .94	(2 .80)

Total From Investment Operations	1.00	(2.78)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 8.10	$ 7.22

Total Return	14 .22%	(27 .80)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,486	$ 1,871
Ratio of Expenses to Average Net Assets(d),(e)	0 .96%	1 .05%(f)
Ratio of Net Investment Income to Average Net Assets	0 .87%	0 .35%(f)
Portfolio Turnover Rate	8 .5%	21 .3%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2025 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 7.23	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .08	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	0 .94	(2 .80)

Total From Investment Operations	1.02	(2.77)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	–

Total Dividends and Distributions	(0.14)	–

Net Asset Value, End of Period	$ 8.11	$ 7.23

Total Return	14 .41%	(27 .70)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,788	$ 1,000
Ratio of Expenses to Average Net Assets(d),(e)	0 .83%	0 .92%(f)
Ratio of Net Investment Income to Average Net Assets	1 .07%	0 .65%(f)
Portfolio Turnover Rate	8 .5%	21 .3%(f)

See accompanying notes.

762

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008(a)

PRINCIPAL LIFETIME 2025 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 7 .23	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .10	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	0 .93	(2 .81)

Total From Investment Operations	1.03	(2.77)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 8.13	$ 7.23

Total Return	14 .60%	(27 .70)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 23,811	$ 8,787
Ratio of Expenses to Average Net Assets(d),(e)	0 .65%	0 .74%(f)
Ratio of Net Investment Income to Average Net Assets	1 .35%	0 .67%(f)
Portfolio Turnover Rate	8 .5%	21 .3%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2025 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 7 .25	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	0 .96	(2 .80)

Total From Investment Operations	1.05	(2.75)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	–

Total Dividends and Distributions	(0.14)	–

Net Asset Value, End of Period	$ 8.16	$ 7.25

Total Return	14 .77%	(27 .50)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 23,462	$ 5,224
Ratio of Expenses to Average Net Assets(d),(e)	0 .46%	0 .55%(f)
Ratio of Net Investment Income to Average Net Assets	1 .25%	0 .80%(f)
Portfolio Turnover Rate	8 .5%	21 .3%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2025 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 7 .26	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .13	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	0 .92	(2 .80)

Total From Investment Operations	1.05	(2.74)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 8.18	$ 7.26

Total Return	14 .86%	(27 .40)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 31,597	$ 14,713
Ratio of Expenses to Average Net Assets(d),(e)	0 .34%	0 .43%(f)
Ratio of Net Investment Income to Average Net Assets	1 .87%	0 .90%(f)
Portfolio Turnover Rate	8 .5%	21 .3%(f)

(a)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager's contractual expense limit.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.

See accompanying notes.

763

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2030 FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.03	$ 15.21	$ 13.55	$ 12.06	$ 11.18
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .18	0 .37	0 .27	0 .24	0 .19
Net Realized and Unrealized Gain (Loss) on Investments	1 .08	(5 .86)	1 .78	1 .60	0 .98

Total From Investment Operations	1.26	(5.49)	2.05	1.84	1.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .37)	(0 .29)	(0 .23)	(0 .21)
Distributions from Realized Gains	(0 .36)	(0 .32)	(0 .10)	(0 .12)	(0 .08)

Total Dividends and Distributions	(0.54)	(0.69)	(0.39)	(0.35)	(0.29)

Net Asset Value, End of Period	$ 9.75	$ 9.03	$ 15.21	$ 13.55	$ 12.06

Total Return(b)	15 .32%	(37 .71)%	15 .50%	15 .51%	10.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 410,442	$ 344,061	$ 473,037	$ 292,775	$ 157,396
Ratio of Expenses to Average Net Assets(c)	0 .61%	0 .62%	0 .66%	0 .72%	0.79%
Ratio of Gross Expenses to Average Net Assets(c),(d)	0 .66%	–	–	0 .72%	–
Ratio of Net Investment Income to Average Net Assets	2 .17%	2 .92%	1 .88%	1 .88%	1.59%
Portfolio Turnover Rate	9 .5%	6 .6%	15 .5%	9 .4%	4 .8%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2030 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.07	$ 15.27	$ 13.62	$ 12.12	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .22	0 .40	0 .32	0 .31	0 .26
Net Realized and Unrealized Gain (Loss) on Investments.	1.09	(5.84)	1.81	1.62	0.98

Total From Investment Operations	1.31	(5.44)	2.13	1.93	1.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)	(0 .44)	(0 .38)	(0 .31)	(0 .21)
Distributions from Realized Gains	(0 .36)	(0 .32)	(0 .10)	(0 .12)	(0 .08)

Total Dividends and Distributions	(0.60)	(0.76)	(0.48)	(0.43)	(0.29)

Net Asset Value, End of Period	$ 9.78	$ 9.07	$ 15.27	$ 13.62	$ 12.12

Total Return	15 .88%	(37 .35)%	16 .05%	16 .29%	11.29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,333,820	$ 1,659,024	$ 1,953,928	$ 1,017,369	$ 525,906
Ratio of Expenses to Average Net Assets(c)	0 .09%	0 .13%	0 .12%	0 .12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.55%	3.23%	2.27%	2.46%	2.19%
Portfolio Turnover Rate	9 .5%	6 .6%	15 .5%	9 .4%	4 .8%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2030 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 8.99	$ 15.15	$ 13.51	$ 12.03	$ 11.19
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .14	0 .28	0 .18	0 .12	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	1 .09	(5 .80)	1 .81	1 .68	1 .08

Total From Investment Operations	1.23	(5.52)	1.99	1.80	1.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .32)	(0 .25)	(0 .20)	(0 .20)
Distributions from Realized Gains	(0 .36)	(0 .32)	(0 .10)	(0 .12)	(0 .08)

Total Dividends and Distributions	(0.52)	(0.64)	(0.35)	(0.32)	(0.28)

Net Asset Value, End of Period	$ 9.70	$ 8.99	$ 15.15	$ 13.51	$ 12.03

Total Return	14 .91%	(37 .94)%	15 .07%	15 .21%	10.19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 41,365	$ 27,323	$ 28,841	$ 11,490	$ 1,366
Ratio of Expenses to Average Net Assets(c)	0 .97%	1 .01%	1 .00%	1 .00%	1.00%
Ratio of Net Investment Income to Average Net Assets	1 .66%	2 .25%	1 .24%	0 .96%	0.37%
Portfolio Turnover Rate	9 .5%	6 .6%	15 .5%	9 .4%	4 .8%

See accompanying notes.

764

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2030 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 8.97	$ 15.13	$ 13.49	$ 12.01	$ 11.15
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .15	0 .33	0 .23	0 .21	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	1 .10	(5 .83)	1 .78	1 .61	1 .00

Total From Investment Operations	1.25	(5.50)	2.01	1.82	1.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .34)	(0 .27)	(0 .22)	(0 .21)
Distributions from Realized Gains	(0 .36)	(0 .32)	(0 .10)	(0 .12)	(0 .08)

Total Dividends and Distributions	(0.52)	(0.66)	(0.37)	(0.34)	(0.29)

Net Asset Value, End of Period	$ 9.70	$ 8.97	$ 15.13	$ 13.49	$ 12.01

Total Return	15 .16%	(37 .91)%	15 .25%	15 .39%	10.42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 88,072	$ 67,038	$ 98,270	$ 60,034	$ 30,522
Ratio of Expenses to Average Net Assets(c)	0 .84%	0 .88%	0 .87%	0 .87%	0.87%
Ratio of Net Investment Income to Average Net Assets	1 .83%	2 .67%	1 .64%	1 .66%	1.29%
Portfolio Turnover Rate	9 .5%	6 .6%	15 .5%	9 .4%	4 .8%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2030 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.02	$ 15.20	$ 13.55	$ 12.06	$ 11.18
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.17	0.33	0.24	0.21	0.14
Net Realized and Unrealized Gain (Loss) on Investments	1.09	(5.83)	1.81	1.64	1.03

Total From Investment Operations	1.26	(5.50)	2.05	1.85	1.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.36)	(0.30)	(0.24)	(0.21)
Distributions from Realized Gains	(0.36)	(0.32)	(0.10)	(0.12)	(0.08)

Total Dividends and Distributions	(0.54)	(0.68)	(0.40)	(0.36)	(0.29)

Net Asset Value, End of Period	$ 9.74	$ 9.02	$ 15.20	$ 13.55	$ 12.06

Total Return	15.32%	(37.75)%	15.45%	15.62%	10.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 193,474	$ 141,078	$ 161,519	$ 79,100	$ 27,967
Ratio of Expenses to Average Net Assets(c)	0.66%	0.70%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	2.00%	2.69%	1.70%	1.68%	1.21%
Portfolio Turnover Rate	9.5%	6.6%	15.5%	9.4%	4.8%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2030 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.22	$ 15.52	$ 13.83	$ 12.31	$ 11.38
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.18	0.36	0.28	0.26	0.17
Net Realized and Unrealized Gain (Loss) on Investments	1.13	(5.95)	1.83	1.64	1.05

Total From Investment Operations	1.31	(5.59)	2.11	1.90	1.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.39)	(0.32)	(0.26)	(0.21)
Distributions from Realized Gains	(0.36)	(0.32)	(0.10)	(0.12)	(0.08)

Total Dividends and Distributions	(0.56)	(0.71)	(0.42)	(0.38)	(0.29)

Net Asset Value, End of Period	$ 9.97	$ 9.22	$ 15.52	$ 13.83	$ 12.31

Total Return	15.52%	(37.64)%	15.65%	15.75%	10.86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 153,804	$ 103,030	$ 117,390	$ 58,595	$ 23,705
Ratio of Expenses to Average Net Assets(c)	0.47%	0.51%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	2.10%	2.82%	1.95%	1.99%	1.41%
Portfolio Turnover Rate	9.5%	6.6%	15.5%	9.4%	4.8%
See accompanying notes.

765

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2030 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.05	$ 15.25	$ 13.59	$ 12.10	$ 11.18
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .19	0 .37	0 .27	0 .25	0 .20
Net Realized and Unrealized Gain (Loss) on Investments	1 .10	(5 .85)	1 .83	1 .64	1 .01

Total From Investment Operations	1.29	(5.48)	2.10	1.89	1.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	(0 .40)	(0 .34)	(0 .28)	(0 .21)
Distributions from Realized Gains	(0 .36)	(0 .32)	(0 .10)	(0 .12)	(0 .08)

Total Dividends and Distributions	(0.57)	(0.72)	(0.44)	(0.40)	(0.29)

Net Asset Value, End of Period	$ 9.77	$ 9.05	$ 15.25	$ 13.59	$ 12.10

Total Return	15 .68%	(37 .57)%	15 .85%	15 .93%	10.98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 316,224	$ 213,626	$ 234,264	$ 108,704	$ 28,290
Ratio of Expenses to Average Net Assets(c)	0 .35%	0 .39%	0 .38%	0 .38%	0.38%
Ratio of Net Investment Income to Average Net Assets	2 .23%	2 .99%	1 .91%	1 .92%	1.70%
Portfolio Turnover Rate	9 .5%	6 .6%	15 .5%	9 .4%	4 .8%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

766

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008(a)

PRINCIPAL LIFETIME 2035 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.13	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .07	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	(2 .91)

Total From Investment Operations	1.06	(2.87)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	–

Total Dividends and Distributions	(0.14)	–

Net Asset Value, End of Period	$ 8.05	$ 7.13

Total Return	15 .17%	(28 .70)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 143,330	$ 14,703
Ratio of Expenses to Average Net Assets(d),(e)	0 .10%	0 .17%(f)
Ratio of Net Investment Income to Average Net Assets	0 .95%	0 .71%(f)
Portfolio Turnover Rate	7 .0%	16 .8%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2035 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 7.10	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .94	(2 .89)

Total From Investment Operations	0.98	(2.90)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 7.96	$ 7.10

Total Return	14 .10%	(29 .00)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,405	$ 1,086
Ratio of Expenses to Average Net Assets(d),(e)	0 .97%	1 .05%(f)
Ratio of Net Investment Income to Average Net Assets	0 .55%	(0 .17)%(f)
Portfolio Turnover Rate	7 .0%	16 .8%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2035 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 7.10	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .96	(2 .91)

Total From Investment Operations	0.99	(2.90)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 7.96	$ 7.10

Total Return	14 .23%	(29 .00)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,378	$ 555
Ratio of Expenses to Average Net Assets(d),(e)	0 .84%	0 .92%(f)
Ratio of Net Investment Income to Average Net Assets	0 .46%	0 .14%(f)
Portfolio Turnover Rate	7 .0%	16 .8%(f)

See accompanying notes.

767

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008(a)

PRINCIPAL LIFETIME 2035 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 7 .10	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .08	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .93	(2 .91)

Total From Investment Operations	1.01	(2.90)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 7.99	$ 7.10

Total Return	14 .61%	(29 .00)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 19,038	$ 7,368
Ratio of Expenses to Average Net Assets(d),(e)	0 .66%	0 .74%(f)
Ratio of Net Investment Income to Average Net Assets	1 .20%	0 .17%(f)
Portfolio Turnover Rate	7 .0%	16 .8%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2035 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 7 .12	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .94	(2 .90)

Total From Investment Operations	1.03	(2.88)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 8.02	$ 7.12

Total Return	14 .77%	(28 .80)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,202	$ 5,606
Ratio of Expenses to Average Net Assets(d),(e)	0 .47%	0 .55%(f)
Ratio of Net Investment Income to Average Net Assets	1 .27%	0 .30%(f)
Portfolio Turnover Rate	7 .0%	16 .8%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2035 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 7 .13	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	0 .93	(2 .90)

Total From Investment Operations	1.04	(2.87)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 8.04	$ 7.13

Total Return	14 .91%	(28 .70)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,760	$ 6,829
Ratio of Expenses to Average Net Assets(d),(e)	0 .35%	0 .43%(f)
Ratio of Net Investment Income to Average Net Assets	1 .49%	0 .40%(f)
Portfolio Turnover Rate	7 .0%	16 .8%(f)

(a)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager's contractual expense limit.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.

See accompanying notes.

768

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2040 FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.03	$ 15.61	$ 13.72	$ 12.12	$ 11.14
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .15	0 .33	0 .23	0 .20	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	1 .07	(6 .24)	2 .04	1 .70	1 .11

Total From Investment Operations	1.22	(5.91)	2.27	1.90	1.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .36)	(0 .28)	(0 .19)	(0 .18)
Distributions from Realized Gains	(0 .34)	(0 .31)	(0 .10)	(0 .11)	(0 .08)

Total Dividends and Distributions	(0.49)	(0.67)	(0.38)	(0.30)	(0.26)

Net Asset Value, End of Period	$ 9.76	$ 9.03	$ 15.61	$ 13.72	$ 12.12

Total Return(b)	14 .73%	(39 .42)%	16 .86%	15 .89%	11.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 186,499	$ 152,176	$ 194,722	$ 110,477	$ 50,858
Ratio of Expenses to Average Net Assets(c)	0 .66%	0 .69%	0 .70%	0 .76%	0.87%
Ratio of Gross Expenses to Average Net Assets(c),(d)	0 .71%	–	–	0 .77%	–
Ratio of Net Investment Income to Average Net Assets	1 .82%	2 .58%	1 .59%	1 .52%	1.07%
Portfolio Turnover Rate	5 .8%	6 .0%	16 .5%	13 .1%	7 .1%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2040 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.09	$ 15.73	$ 13.83	$ 12.24	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .19	0 .38	0 .29	0 .28	0 .21
Net Realized and Unrealized Gain (Loss) on Investments	1 .09	(6 .27)	2 .07	1 .71	1 .13

Total From Investment Operations	1.28	(5.89)	2.36	1.99	1.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	(0 .44)	(0 .36)	(0 .29)	(0 .19)
Distributions from Realized Gains	(0 .34)	(0 .31)	(0 .10)	(0 .11)	(0 .08)

Total Dividends and Distributions	(0.55)	(0.75)	(0.46)	(0.40)	(0.27)

Net Asset Value, End of Period	$ 9.82	$ 9.09	$ 15.73	$ 13.83	$ 12.24

Total Return	15 .45%	(39 .15)%	17 .54%	16 .60%	12.11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,387,751	$ 921,180	$ 1,039,113	$ 503,092	$ 243,275
Ratio of Expenses to Average Net Assets(c)	0 .09%	0 .13%	0 .12%	0 .12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2 .20%	3 .00%	1 .96%	2 .17%	1.73%
Portfolio Turnover Rate	5 .8%	6 .0%	16 .5%	13 .1%	7 .1%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2040 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.01	$ 15.59	$ 13.70	$ 12.13	$ 11.18
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .11	0 .25	0 .13	0 .08	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	1 .08	(6 .20)	2 .10	1 .78	1 .20

Total From Investment Operations	1.19	(5.95)	2.23	1.86	1.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .32)	(0 .24)	(0 .18)	(0 .18)
Distributions from Realized Gains	(0 .34)	(0 .31)	(0 .10)	(0 .11)	(0 .08)

Total Dividends and Distributions	(0.47)	(0.63)	(0.34)	(0.29)	(0.26)

Net Asset Value, End of Period	$ 9.73	$ 9.01	$ 15.59	$ 13.70	$ 12.13

Total Return	14 .41%	(39 .66)%	16 .58%	15 .55%	10.93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 25,814	$ 15,457	$ 15,053	$ 5,269	$ 455
Ratio of Expenses to Average Net Assets(c)	0 .97%	1 .01%	1 .00%	1 .00%	1.00%
Ratio of Net Investment Income to Average Net Assets	1 .28%	1 .99%	0 .89%	0 .58%	0.05%
Portfolio Turnover Rate	5 .8%	6 .0%	16 .5%	13 .1%	7 .1%

See accompanying notes.

769

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2040 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 8.99	$ 15.56	$ 13.68	$ 12.11	$ 11.13
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .13	0 .31	0 .20	0 .18	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	1 .08	(6 .24)	2 .04	1 .69	1 .13

Total From Investment Operations	1.21	(5.93)	2.24	1.87	1.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .33)	(0 .26)	(0 .19)	(0 .18)
Distributions from Realized Gains	(0 .34)	(0 .31)	(0 .10)	(0 .11)	(0 .08)

Total Dividends and Distributions	(0.47)	(0.64)	(0.36)	(0.30)	(0.26)

Net Asset Value, End of Period	$ 9.73	$ 8.99	$ 15.56	$ 13.68	$ 12.11

Total Return	14 .65%	(39 .59)%	16 .68%	15 .72%	11.26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 46,331	$ 32,121	$ 44,449	$ 26,051	$ 11,022
Ratio of Expenses to Average Net Assets(c)	0 .84%	0 .88%	0 .87%	0 .87%	0.87%
Ratio of Net Investment Income to Average Net Assets	1 .48%	2 .44%	1 .39%	1 .38%	0.96%
Portfolio Turnover Rate	5 .8%	6 .0%	16 .5%	13 .1%	7 .1%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2040 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.01	$ 15.59	$ 13.70	$ 12.13	$ 11.13
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .14	0 .31	0 .20	0 .20	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	1 .08	(6 .22)	2 .07	1 .70	1 .12

Total From Investment Operations	1.22	(5.91)	2.27	1.90	1.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .36)	(0 .28)	(0 .22)	(0 .19)
Distributions from Realized Gains	(0 .34)	(0 .31)	(0 .10)	(0 .11)	(0 .08)

Total Dividends and Distributions	(0.50)	(0.67)	(0.38)	(0.33)	(0.27)

Net Asset Value, End of Period	$ 9.73	$ 9.01	$ 15.59	$ 13.70	$ 12.13

Total Return	14 .77%	(39 .47)%	16 .95%	15 .91%	11.46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 104,315	$ 69,607	$ 75,682	$ 36,537	$ 14,824
Ratio of Expenses to Average Net Assets(c)	0 .66%	0 .70%	0 .69%	0 .69%	0.69%
Ratio of Net Investment Income to Average Net Assets	1 .64%	2 .49%	1 .39%	1 .55%	1.28%
Portfolio Turnover Rate	5 .8%	6 .0%	16 .5%	13 .1%	7 .1%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2040 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.02	$ 15.61	$ 13.72	$ 12.15	$ 11.13
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .14	0 .30	0 .20	0 .22	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	1 .09	(6 .19)	2 .10	1 .70	1 .22

Total From Investment Operations	1.23	(5.89)	2.30	1.92	1.29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .39)	(0 .31)	(0 .24)	(0 .19)
Distributions from Realized Gains	(0 .34)	(0 .31)	(0 .10)	(0 .11)	(0 .08)

Total Dividends and Distributions	(0.51)	(0.70)	(0.41)	(0.35)	(0.27)

Net Asset Value, End of Period	$ 9.74	$ 9.02	$ 15.61	$ 13.72	$ 12.15

Total Return	14 .98%	(39 .37)%	17 .14%	16 .11%	11.67%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 86,178	$ 49,106	$ 46,791	$ 14,898	$ 5,549
Ratio of Expenses to Average Net Assets(c)	0 .47%	0 .51%	0 .50%	0 .50%	0.50%
Ratio of Net Investment Income to Average Net Assets	1 .69%	2 .41%	1 .40%	1 .69%	0.53%
Portfolio Turnover Rate	5 .8%	6 .0%	16 .5%	13 .1%	7 .1%

See accompanying notes.

770

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2040 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.06	$ 15.68	$ 13.78	$ 12 .20	$ 11 .15
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .16	0 .36	0 .24	0 .19	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	1 .09	(6 .27)	2 .09	1 .76	1 .19

Total From Investment Operations	1.25	(5.91)	2.33	1.95	1.32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .40)	(0 .33)	(0 .26)	(0 .19)
Distributions from Realized Gains	(0 .34)	(0 .31)	(0 .10)	(0 .11)	(0 .08)

Total Dividends and Distributions	(0.52)	(0.71)	(0.43)	(0.37)	(0.27)

Net Asset Value, End of Period	$ 9.79	$ 9.06	$ 15.68	$ 13 .78	$ 12.20

Total Return	15 .16%	(39 .31)%	17 .29%	16 .27%	11.93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 165,669	$ 99,181	$ 108,005	$ 47,329	$ 11,799
Ratio of Expenses to Average Net Assets(c)	0 .35%	0 .39%	0 .38%	0 .38%	0.38%
Ratio of Net Investment Income to Average Net Assets	1 .85%	2 .80%	1 .63%	1 .49%	1.09%
Portfolio Turnover Rate	5 .8%	6 .0%	16 .5%	13 .1%	7 .1%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

771

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008(a)

PRINCIPAL LIFETIME 2045 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7 .04	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	(2 .98)

Total From Investment Operations	1.04	(2.96)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 7.95	$ 7.04

Total Return	15 .09%	(29 .60)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 53,836	$ 4,518
Ratio of Expenses to Average Net Assets(d),(e)	0 .10%	0 .17%(f)
Ratio of Net Investment Income to Average Net Assets	0 .69%	0 .37%(f)
Portfolio Turnover Rate	4 .8%	16 .2%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2045 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 6.97	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	0 .96	(3 .00)

Total From Investment Operations	0.97	(3.03)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 7.82	$ 6.97

Total Return	14 .23%	(30 .30)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,675	$ 350
Ratio of Expenses to Average Net Assets(d),(e)	0 .97%	1 .05%(f)
Ratio of Net Investment Income to Average Net Assets	0 .18%	(0 .50)%(f)
Portfolio Turnover Rate	4 .8%	16 .2%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2045 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 6.98	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .95	(3 .00)

Total From Investment Operations	0.98	(3.02)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 7.83	$ 6.98

Total Return	14 .32%	(30 .20)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,160	$ 139
Ratio of Expenses to Average Net Assets(d),(e)	0 .84%	0 .92%(f)
Ratio of Net Investment Income to Average Net Assets	0 .38%	(0 .36)%(f)
Portfolio Turnover Rate	4 .8%	16 .2%(f)

See accompanying notes.

772

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008(a)

PRINCIPAL LIFETIME 2045 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 6 .99	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .08	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .90	(3 .00)

Total From Investment Operations	0.98	(3.01)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 7.85	$ 6.99

Total Return	14 .40%	(30 .10)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,557	$ 4,893
Ratio of Expenses to Average Net Assets(d),(e)	0 .66%	0 .74%(f)
Ratio of Net Investment Income to Average Net Assets	1 .21%	(0 .13)%(f)
Portfolio Turnover Rate	4 .8%	16 .2%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2045 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 7.00	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .08	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .92	(3 .00)

Total From Investment Operations	1.00	(3.00)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 7.88	$ 7.00

Total Return	14 .68%	(30 .00)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,832	$ 1,991
Ratio of Expenses to Average Net Assets(d),(e)	0 .47%	0 .55%(f)
Ratio of Net Investment Income to Average Net Assets	1 .13%	(0 .04)%(f)
Portfolio Turnover Rate	4 .8%	16 .2%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2045 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 7.01	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .07	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .95	(2 .99)

Total From Investment Operations	1.02	(2.99)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 7.90	$ 7.01

Total Return	14 .87%	(29 .90)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,559	$ 1,592
Ratio of Expenses to Average Net Assets(d),(e)	0 .35%	0 .43%(f)
Ratio of Net Investment Income to Average Net Assets	0 .95%	0 .08%(f)
Portfolio Turnover Rate	4 .8%	16 .2%(f)

(a)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager's contractual expense limit.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.

See accompanying notes.

773

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2050 FUND

Class J shares

Net Asset Value, Beginning of Period	$ 8.53	$ 15.04	$ 13.15	$ 11.55	$ 10.55
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .12	0 .30	0 .20	0 .15	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	1 .00	(6 .11)	2 .04	1 .72	1 .20

Total From Investment Operations	1.12	(5.81)	2.24	1.87	1.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .34)	(0 .24)	(0 .16)	(0 .16)
Distributions from Realized Gains	(0 .36)	(0 .36)	(0 .11)	(0 .11)	(0 .07)

Total Dividends and Distributions	(0.48)	(0.70)	(0.35)	(0.27)	(0.23)

Net Asset Value, End of Period	$ 9.17	$ 8.53	$ 15.04	$ 13.15	$ 11.55

Total Return(b)	14 .26%	(40 .35)%	17 .39%	16 .37%	11.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 37,434	$ 30,460	$ 42,254	$ 22,053	$ 9,276
Ratio of Expenses to Average Net Assets(c)	0 .78%	0 .77%	0 .75%	0 .81%	1.21%
Ratio of Gross Expenses to Average Net Assets(c),(d)	0 .83%	–	–	0 .92%	1.21%
Ratio of Net Investment Income to Average Net Assets	1 .54%	2 .46%	1 .45%	1 .22%	0.27%
Portfolio Turnover Rate	15 .2%	6 .8%	21 .2%	15 .9%	7 .5%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2050 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 8.70	$ 15.32	$ 13.39	$ 11.80	$ 10.66
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .16	0 .36	0 .29	0 .25	0 .16
Net Realized and Unrealized Gain (Loss) on Investments	1 .02	(6 .19)	2 .08	1 .73	1 .22

Total From Investment Operations	1.18	(5.83)	2.37	1.98	1.38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .43)	(0 .33)	(0 .28)	(0 .17)
Distributions from Realized Gains	(0 .36)	(0 .36)	(0 .11)	(0 .11)	(0 .07)

Total Dividends and Distributions	(0.54)	(0.79)	(0.44)	(0.39)	(0.24)

Net Asset Value, End of Period	$ 9.34	$ 8.70	$ 15.32	$ 13.39	$ 11.80

Total Return	14 .95%	(39 .96)%	18 .16%	17 .13%	13.07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 629,384	$ 415,945	$ 487,265	$ 266,710	$ 130,966
Ratio of Expenses to Average Net Assets(c)	0 .10%	0 .13%	0 .12%	0 .12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2 .02%	2 .95%	2 .04%	1 .95%	1.39%
Portfolio Turnover Rate	15 .2%	6 .8%	21 .2%	15 .9%	7 .5%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2050 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 8.62	$ 15.19	$ 13.28	$ 11.70	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .08	0 .21	0 .12	0 .01	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	1 .03	(6 .12)	2 .11	1 .85	1 .29

Total From Investment Operations	1.11	(5.91)	2.23	1.86	1.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .30)	(0 .21)	(0 .17)	(0 .16)
Distributions from Realized Gains	(0 .36)	(0 .36)	(0 .11)	(0 .11)	(0 .07)

Total Dividends and Distributions	(0.47)	(0.66)	(0.32)	(0.28)	(0.23)

Net Asset Value, End of Period	$ 9.26	$ 8.62	$ 15.19	$ 13.28	$ 11.70

Total Return	14 .01%	(40 .51)%	17 .10%	16 .14%	11.82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,869	$ 5,320	$ 4,967	$ 1,713	$ 173
Ratio of Expenses to Average Net Assets(c)	0 .97%	1 .01%	1 .00%	1 .00%	1.00%
Ratio of Net Investment Income to Average Net Assets	1 .03%	1 .71%	0 .87%	0 .04%	(0.32)%
Portfolio Turnover Rate	15 .2%	6 .8%	21 .2%	15 .9%	7 .5%

See accompanying notes.

774

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2050 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 8.61	$ 15.17	$ 13.26	$ 11.68	$ 10.63
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .11	0 .29	0 .20	0 .16	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	(6 .17)	2 .05	1 .72	1 .20

Total From Investment Operations	1.12	(5.88)	2.25	1.88	1.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .32)	(0 .23)	(0 .19)	(0 .16)
Distributions from Realized Gains	(0 .36)	(0 .36)	(0 .11)	(0 .11)	(0 .07)

Total Dividends and Distributions	(0.47)	(0.68)	(0.34)	(0.30)	(0.23)

Net Asset Value, End of Period	$ 9.26	$ 8.61	$ 15.17	$ 13.26	$ 11.68

Total Return	14 .17%	(40 .42)%	17 .28%	16 .32%	12.18%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 20,114	$ 13,857	$ 19,012	$ 12,526	$ 5,998
Ratio of Expenses to Average Net Assets(c)	0 .84%	0 .88%	0 .87%	0 .87%	0.87%
Ratio of Net Investment Income to Average Net Assets	1 .33%	2 .39%	1 .44%	1 .30%	0.73%
Portfolio Turnover Rate	15 .2%	6 .8%	21 .2%	15 .9%	7 .5%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2050 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 8.63	$ 15.20	$ 13.29	$ 11.71	$ 10.64
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .12	0 .30	0 .20	0 .14	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	(6 .16)	2 .07	1 .76	1 .22

Total From Investment Operations	1.13	(5.86)	2.27	1.90	1.30
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .35)	(0 .25)	(0 .21)	(0 .16)
Distributions from Realized Gains	(0 .36)	(0 .36)	(0 .11)	(0 .11)	(0 .07)

Total Dividends and Distributions	(0.49)	(0.71)	(0.36)	(0.32)	(0.23)

Net Asset Value, End of Period	$ 9.27	$ 8.63	$ 15.20	$ 13.29	$ 11.71

Total Return	14 .36%	(40 .30)%	17 .46%	16 .50%	12.37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 35,212	$ 22,153	$ 25,931	$ 12,547	$ 4,371
Ratio of Expenses to Average Net Assets(c)	0 .66%	0 .70%	0 .69%	0 .69%	0.69%
Ratio of Net Investment Income to Average Net Assets	1 .45%	2 .44%	1 .43%	1 .15%	0.67%
Portfolio Turnover Rate	15 .2%	6 .8%	21 .2%	15 .9%	7 .5%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2050 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 8.66	$ 15.25	$ 13.33	$ 11.74	$ 10.65
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .13	0 .29	0 .21	0 .13	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	1 .02	(6 .15)	2 .10	1 .80	1 .31

Total From Investment Operations	1.15	(5.86)	2.31	1.93	1.33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .37)	(0 .28)	(0 .23)	(0 .17)
Distributions from Realized Gains	(0 .36)	(0 .36)	(0 .11)	(0 .11)	(0 .07)

Total Dividends and Distributions	(0.51)	(0.73)	(0.39)	(0.34)	(0.24)

Net Asset Value, End of Period	$ 9.30	$ 8.66	$ 15.25	$ 13.33	$ 11.74

Total Return	14 .55%	(40 .18)%	17 .71%	16 .76%	12.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 33,076	$ 18,841	$ 18,918	$ 7,836	$ 1,675
Ratio of Expenses to Average Net Assets(c)	0 .47%	0 .51%	0 .50%	0 .50%	0.50%
Ratio of Net Investment Income to Average Net Assets	1 .56%	2 .40%	1 .52%	1 .06%	0.15%
Portfolio Turnover Rate	15 .2%	6 .8%	21 .2%	15 .9%	7 .5%

See accompanying notes.

775

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME 2050 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 8.67	$ 15.28	$ 13.35	$ 11.76	$ 10.66
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .13	0 .34	0 .20	0 .18	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	1 .04	(6 .20)	2 .13	1 .77	1 .21

Total From Investment Operations	1.17	(5.86)	2.33	1.95	1.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .39)	(0 .29)	(0 .25)	(0 .17)
Distributions from Realized Gains	(0 .36)	(0 .36)	(0 .11)	(0 .11)	(0 .07)

Total Dividends and Distributions	(0.52)	(0.75)	(0.40)	(0.36)	(0.24)

Net Asset Value, End of Period	$ 9.32	$ 8.67	$ 15.28	$ 13.35	$ 11.76

Total Return	14 .78%	(40 .16)%	17 .89%	16 .87%	12.67%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 58,596	$ 31,835	$ 36,041	$ 12,922	$ 3,731
Ratio of Expenses to Average Net Assets(c)	0 .35%	0 .39%	0 .38%	0 .38%	0.38%
Ratio of Net Investment Income to Average Net Assets	1 .59%	2 .78%	1 .42%	1 .44%	1.14%
Portfolio Turnover Rate	15 .2%	6 .8%	21 .2%	15 .9%	7 .5%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

776

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008(a)

PRINCIPAL LIFETIME 2055 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 6.99	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	1 .00	(3 .03)

Total From Investment Operations	1.06	(3.01)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 7.93	$ 6.99

Total Return	15 .43%	(30 .10)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,036	$ 937
Ratio of Expenses to Average Net Assets(d),(e)	0 .08%	0 .17%(f)
Ratio of Net Investment Income to Average Net Assets	0 .78%	0 .28%(f)
Portfolio Turnover Rate	34 .0%	194 .7%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2055 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 6.95	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	0 .95	(3 .02)

Total From Investment Operations	0.97	(3.05)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 7.80	$ 6.95

Total Return	14 .21%	(30 .50)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 382	$ 70
Ratio of Expenses to Average Net Assets(d),(e)	0 .80%	1 .05%(f)
Ratio of Net Investment Income to Average Net Assets	0 .29%	(0 .54)%(f)
Portfolio Turnover Rate	34 .0%	194 .7%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2055 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 6.95	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	0 .96	(3 .02)

Total From Investment Operations	0.99	(3.05)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 7.82	$ 6.95

Total Return	14 .50%	(30 .50)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 71	$ 14
Ratio of Expenses to Average Net Assets(d),(e)	0 .70%	0 .92%(f)
Ratio of Net Investment Income to Average Net Assets	0 .42%	(0 .49)%(f)
Portfolio Turnover Rate	34 .0%	194 .7%(f)

See accompanying notes.

777

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008(a)

PRINCIPAL LIFETIME 2055 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 6.96	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	(3 .02)

Total From Investment Operations	1.01	(3.04)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 7.85	$ 6.96

Total Return	14 .77%	(30 .40)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 906	$ 119
Ratio of Expenses to Average Net Assets(d),(e)	0 .52%	0 .74%(f)
Ratio of Net Investment Income to Average Net Assets	0 .33%	(0 .30)%(f)
Portfolio Turnover Rate	34 .0%	194 .7%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2055 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 6.97	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	(3 .02)

Total From Investment Operations	1.03	(3.03)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 7.88	$ 6.97

Total Return	15 .04%	(30 .30)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 764	$ 28
Ratio of Expenses to Average Net Assets(d),(e)	0 .23%	0 .55%(f)
Ratio of Net Investment Income to Average Net Assets	0 .33%	(0 .09)%(f)
Portfolio Turnover Rate	34 .0%	194 .7%(f)

	2009	2008(a)

PRINCIPAL LIFETIME 2055 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 6.98	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .94	(3 .02)

Total From Investment Operations	1.03	(3.02)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 7.89	$ 6.98

Total Return	15 .02%	(30 .20)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 917	$ 304
Ratio of Expenses to Average Net Assets(d),(e)	0 .20%	0 .43%(f)
Ratio of Net Investment Income to Average Net Assets	1 .27%	0 .01%(f)
Portfolio Turnover Rate	34 .0%	194 .7%(f)

(a)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager's contractual expense limit.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.

See accompanying notes.

778

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.33	$ 12.81	$ 12.62	$ 11.93	$ 11.70
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .26	0 .54	0 .48	0 .40	0 .34
Net Realized and Unrealized Gain (Loss) on Investments	0 .82	(3 .36)	0 .15	0 .67	0 .26

Total From Investment Operations	1.08	(2.82)	0.63	1.07	0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .44)	(0 .49)	(0 .38)	(0 .26)	(0 .24)
Distributions from Realized Gains	(0 .13)	(0 .17)	(0 .06)	(0 .12)	(0 .13)

Total Dividends and Distributions	(0.57)	(0.66)	(0.44)	(0.38)	(0.37)

Net Asset Value, End of Period	$ 9.84	$ 9.33	$ 12.81	$ 12.62	$ 11.93

Total Return(b)	12 .58%	(23 .13)%	5 .08%	9 .20%	5.13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 55,434	$ 60,289	$ 95,309	$ 81,151	$ 57,536
Ratio of Expenses to Average Net Assets(c)	0 .62%	0 .60%	0 .67%	0 .71%	0.77%
Ratio of Gross Expenses to Average Net Assets(c),(d)	0 .67%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	2 .91%	4 .76%	3 .82%	3 .27%	2.80%
Portfolio Turnover Rate	35 .9%	30 .7%	25 .3%	48 .9%	43 .8%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.40	$ 12.92	$ 12.73	$ 12.03	$ 11.73
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .30	0 .59	0 .55	0 .47	0 .41
Net Realized and Unrealized Gain (Loss) on Investments	0 .84	(3 .38)	0 .16	0 .69	0 .26

Total From Investment Operations	1.14	(2.79)	0.71	1.16	0.67
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .50)	(0 .56)	(0 .46)	(0 .34)	(0 .24)
Distributions from Realized Gains	(0 .13)	(0 .17)	(0 .06)	(0 .12)	(0 .13)

Total Dividends and Distributions	(0.63)	(0.73)	(0.52)	(0.46)	(0.37)

Net Asset Value, End of Period	$ 9.91	$ 9.40	$ 12.92	$ 12.73	$ 12.03

Total Return	13 .23%	(22 .81)%	5 .68%	9 .90%	5.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 365,053	$ 287,888	$ 341,609	$ 250,395	$ 182,132
Ratio of Expenses to Average Net Assets(c)	0 .10%	0 .13%	0 .12%	0 .12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3 .32%	5 .13%	4 .33%	3 .85%	3.44%
Portfolio Turnover Rate	35 .9%	30 .7%	25 .3%	48 .9%	43 .8%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.32	$ 12.81	$ 12.63	$ 11.94	$ 11.75
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .22	0 .46	0 .45	0 .37	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	0 .84	(3 .33)	0 .13	0 .67	0 .29

Total From Investment Operations	1.06	(2.87)	0.58	1.04	0.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .45)	(0 .34)	(0 .23)	(0 .23)
Distributions from Realized Gains	(0 .13)	(0 .17)	(0 .06)	(0 .12)	(0 .13)

Total Dividends and Distributions	(0.52)	(0.62)	(0.40)	(0.35)	(0.36)

Net Asset Value, End of Period	$ 9.86	$ 9.32	$ 12.81	$ 12.63	$ 11.94

Total Return	12 .25%	(23 .47)%	4 .68%	8 .91%	4.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,850	$ 6,026	$ 4,777	$ 2,543	$ 276
Ratio of Expenses to Average Net Assets(c)	0 .98%	1 .01%	1 .00%	1 .00%	1.00%
Ratio of Net Investment Income to Average Net Assets	2 .43%	4 .00%	3 .61%	3 .01%	2.22%
Portfolio Turnover Rate	35 .9%	30 .7%	25 .3%	48 .9%	43 .8%

See accompanying notes.

779

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 9.30	$ 12.79	$ 12.60	$ 11.90	$ 11.69
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .23	0 .51	0 .45	0 .35	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	0 .84	(3 .36)	0 .16	0 .72	0 .30

Total From Investment Operations	1.07	(2.85)	0.61	1.07	0.58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .41)	(0 .47)	(0 .36)	(0 .25)	(0 .24)
Distributions from Realized Gains	(0 .13)	(0 .17)	(0 .06)	(0 .12)	(0 .13)

Total Dividends and Distributions	(0.54)	(0.64)	(0.42)	(0.37)	(0.37)

Net Asset Value, End of Period	$ 9.83	$ 9.30	$ 12.79	$ 12.60	$ 11.90

Total Return	12 .47%	(23 .41)%	4 .91%	9 .17%	4.96%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 19,416	$ 17,792	$ 25,462	$ 20,550	$ 7,959
Ratio of Expenses to Average Net Assets(c)	0 .85%	0 .88%	0 .87%	0 .87%	0.87%
Ratio of Net Investment Income to Average Net Assets	2 .62%	4 .51%	3 .62%	2 .88%	2.30%
Portfolio Turnover Rate	35 .9%	30 .7%	25 .3%	48 .9%	43 .8%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.30	$ 12.79	$ 12.60	$ 11.92	$ 11.68
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .25	0 .52	0 .47	0 .40	0 .30
Net Realized and Unrealized Gain (Loss) on Investments	0 .83	(3 .35)	0 .16	0 .67	0 .31

Total From Investment Operations	1.08	(2.83)	0.63	1.07	0.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .44)	(0 .49)	(0 .38)	(0 .27)	(0 .24)
Distributions from Realized Gains	(0 .13)	(0 .17)	(0 .06)	(0 .12)	(0 .13)

Total Dividends and Distributions	(0.57)	(0.66)	(0.44)	(0.39)	(0.37)

Net Asset Value, End of Period	$ 9.81	$ 9.30	$ 12.79	$ 12.60	$ 11.92

Total Return	12 .59%	(23 .27)%	5 .11%	9 .19%	5.24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,642	$ 24,573	$ 29,428	$ 19,341	$ 11,688
Ratio of Expenses to Average Net Assets(c)	0 .67%	0 .70%	0 .69%	0 .69%	0.69%
Ratio of Net Investment Income to Average Net Assets	2 .79%	4 .58%	3 .75%	3 .34%	2.43%
Portfolio Turnover Rate	35 .9%	30 .7%	25 .3%	48 .9%	43 .8%

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.33	$ 12.83	$ 12.64	$ 11.95	$ 11.69
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .26	0 .50	0 .49	0 .42	0 .34
Net Realized and Unrealized Gain (Loss) on Investments	0 .84	(3 .32)	0 .17	0 .68	0 .29

Total From Investment Operations	1.10	(2.82)	0.66	1.10	0.63
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .47)	(0 .51)	(0 .41)	(0 .29)	(0 .24)
Distributions from Realized Gains	(0 .13)	(0 .17)	(0 .06)	(0 .12)	(0 .13)

Total Dividends and Distributions	(0.60)	(0.68)	(0.47)	(0.41)	(0.37)

Net Asset Value, End of Period	$ 9.83	$ 9.33	$ 12.83	$ 12.64	$ 11.95

Total Return	12 .80%	(23 .12)%	5 .30%	9 .46%	5.43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 23,304	$ 16,933	$ 11,742	$ 4,466	$ 1,861
Ratio of Expenses to Average Net Assets(c)	0 .48%	0 .51%	0 .50%	0 .50%	0.50%
Ratio of Net Investment Income to Average Net Assets	2 .95%	4 .48%	3 .91%	3 .44%	2.84%
Portfolio Turnover Rate	35 .9%	30 .7%	25 .3%	48 .9%	43 .8%

See accompanying notes.

780

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.38	$ 12.89	$ 12.69	$ 12.00	$ 11.72
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .28	0 .55	0 .52	0 .43	0 .36
Net Realized and Unrealized Gain (Loss) on Investments	0 .83	(3 .36)	0 .16	0 .69	0 .29

Total From Investment Operations	1.11	(2.81)	0.68	1.12	0.65
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .47)	(0 .53)	(0 .42)	(0 .31)	(0 .24)
Distributions from Realized Gains	(0 .13)	(0 .17)	(0 .06)	(0 .12)	(0 .13)

Total Dividends and Distributions	(0.60)	(0.70)	(0.48)	(0.43)	(0.37)

Net Asset Value, End of Period	$ 9.89	$ 9.38	$ 12.89	$ 12.69	$ 12.00

Total Return	12 .89%	(23 .00)%	5 .49%	9 .56%	5.60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 38,223	$ 33,264	$ 35,806	$ 19,216	$ 8,703
Ratio of Expenses to Average Net Assets(c)	0 .36%	0 .39%	0 .38%	0 .38%	0.38%
Ratio of Net Investment Income to Average Net Assets	3 .09%	4 .84%	4 .09%	3 .51%	3.01%
Portfolio Turnover Rate	35 .9%	30 .7%	25 .3%	48 .9%	43 .8%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

781

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

REAL ESTATE SECURITIES FUND

Class J shares

Net Asset Value, Beginning of Period	$ 11.60	$ 24.61	$ 27.21	$ 20.19	$ 18.28
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .25	0 .24	0 .15	0 .12	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	(0 .21)	(7 .25)	(0 .60)	7 .68	3 .14

Total From Investment Operations	0.04	(7.01)	(0.45)	7.80	3.42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .26)	(0 .27)	(0 .08)	(0 .16)	(0 .46)
Distributions from Realized Gains	–	(5 .73)	(2 .07)	(0 .62)	(1 .05)

Total Dividends and Distributions	(0.26)	(6.00)	(2.15)	(0.78)	(1.51)

Net Asset Value, End of Period	$ 11.38	$ 11.60	$ 24.61	$ 27.21	$ 20.19

Total Return(b)	0 .97%	(36 .13)%	(2 .12)%	39 .86%	19.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 96,382	$ 107,631	$ 195,723	$ 231,200	$ 147,059
Ratio of Expenses to Average Net Assets	1 .55%	1 .43%	1 .47%	1 .53%	1.63%
Ratio of Gross Expenses to Average Net Assets(c)	1 .60%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	2 .65%	1 .48%	0 .59%	0 .50%	1.42%
Portfolio Turnover Rate	57 .3%	47 .2%	77 .8%(d)	37.8%	26.7%(e)

	2009	2008	2007	2006	2005

REAL ESTATE SECURITIES FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 11.83	$ 24.96	$ 27.56	$ 20.41	$ 18.44
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .31	0 .33	0 .26	0 .28	0 .42
Net Realized and Unrealized Gain (Loss) on Investments	(0 .20)	(7 .37)	(0 .55)	7 .78	3 .18

Total From Investment Operations	0.11	(7.04)	(0.29)	8.06	3.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .36)	(0 .24)	(0 .29)	(0 .58)
Distributions from Realized Gains	–	(5 .73)	(2 .07)	(0 .62)	(1 .05)

Total Dividends and Distributions	(0.32)	(6.09)	(2.31)	(0.91)	(1.63)

Net Asset Value, End of Period	$ 11.62	$ 11.83	$ 24.96	$ 27.56	$ 20.41

Total Return	1 .74%	(35 .71)%	(1 .48)%	40 .85%	20.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,137,929	$ 894,685	$ 1,110,332	$ 770,259	$ 405,696
Ratio of Expenses to Average Net Assets	0 .85%	0 .84%	0 .83%	0 .84%	0.85%
Ratio of Net Investment Income to Average Net Assets	3 .22%	2 .05%	1 .04%	1 .20%	2.19%
Portfolio Turnover Rate	57 .3%	47 .2%	77 .8%(d)	37.8%	26.7%(e)

	2009	2008	2007	2006	2005

REAL ESTATE SECURITIES FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 11.74	$ 24.82	$ 27.47	$ 20.39	$ 18.64
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .22	0 .19	0 .05	0 .06	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	(0 .20)	(7 .31)	(0 .57)	7 .78	2 .91

Total From Investment Operations	0.02	(7.12)	(0.52)	7.84	3.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)	(0 .23)	(0 .06)	(0 .14)	(0 .44)
Distributions from Realized Gains	–	(5 .73)	(2 .07)	(0 .62)	(1 .05)

Total Dividends and Distributions	(0.24)	(5.96)	(2.13)	(0.76)	(1.49)

Net Asset Value, End of Period	$ 11.52	$ 11.74	$ 24.82	$ 27.47	$ 20.39

Total Return	0 .82%	(36 .25)%	(2 .38)%	39 .62%	18.13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,205	$ 2,945	$ 3,842	$ 2,908	$ 406
Ratio of Expenses to Average Net Assets	1 .72%	1 .72%	1 .71%	1 .72%	1.73%
Ratio of Net Investment Income to Average Net Assets	2 .30%	1 .17%	0 .22%	0 .25%	1.66%
Portfolio Turnover Rate	57 .3%	47 .2%	77 .8%(d)	37.8%	26.7%(e)

See accompanying notes.

782

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

REAL ESTATE SECURITIES FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 11.46	$ 24.39	$ 27.00	$ 20.05	$ 18.15
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .24	0 .21	0 .14	0 .09	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	(0 .20)	(7 .16)	(0 .61)	7 .64	3 .13

Total From Investment Operations	0.04	(6.95)	(0.47)	7.73	3.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .26)	(0 .25)	(0 .07)	(0 .16)	(0 .46)
Distributions from Realized Gains	–	(5 .73)	(2 .07)	(0 .62)	(1 .05)

Total Dividends and Distributions	(0.26)	(5.98)	(2.14)	(0.78)	(1.51)

Net Asset Value, End of Period	$ 11.24	$ 11.46	$ 24.39	$ 27.00	$ 20.05

Total Return	0 .95%	(36 .18)%	(2 .23)%	39 .79%	19.60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,684	$ 11,889	$ 22,550	$ 35,260	$ 18,934
Ratio of Expenses to Average Net Assets	1 .59%	1 .59%	1 .58%	1 .59%	1.60%
Ratio of Net Investment Income to Average Net Assets	2 .56%	1 .31%	0 .58%	0 .40%	1.46%
Portfolio Turnover Rate	57 .3%	47 .2%	77 .8%(d)	37.8%	26.7%(e)

	2009	2008	2007	2006	2005

REAL ESTATE SECURITIES FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 11.64	$ 24.67	$ 27.27	$ 20.23	$ 18.30
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .26	0 .24	0 .18	0 .14	0 .31
Net Realized and Unrealized Gain (Loss) on Investments	(0 .21)	(7 .26)	(0 .62)	7 .72	3 .16

Total From Investment Operations	0.05	(7.02)	(0.44)	7.86	3.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .27)	(0 .28)	(0 .09)	(0 .20)	(0 .49)
Distributions from Realized Gains	–	(5 .73)	(2 .07)	(0 .62)	(1 .05)

Total Dividends and Distributions	(0.27)	(6.01)	(2.16)	(0.82)	(1.54)

Net Asset Value, End of Period	$ 11.42	$ 11.64	$ 24.67	$ 27.27	$ 20.23

Total Return	1 .12%	(36 .08)%	(2 .06)%	40 .07%	19.77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 32,669	$ 28,885	$ 42,136	$ 58,101	$ 32,336
Ratio of Expenses to Average Net Assets	1 .41%	1 .41%	1 .40%	1 .41%	1.42%
Ratio of Net Investment Income to Average Net Assets	2 .70%	1 .48%	0 .73%	0 .59%	1.64%
Portfolio Turnover Rate	57 .3%	47 .2%	77 .8%(d)	37.8%	26.7%(e)

	2009	2008	2007	2006	2005

REAL ESTATE SECURITIES FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 11.56	$ 24.54	$ 27.14	$ 20.13	$ 18.21
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .27	0 .27	0 .21	0 .19	0 .35
Net Realized and Unrealized Gain (Loss) on Investments	(0 .20)	(7 .21)	(0 .60)	7 .67	3 .14

Total From Investment Operations	0.07	(6.94)	(0.39)	7.86	3.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .29)	(0 .31)	(0 .14)	(0 .23)	(0 .52)
Distributions from Realized Gains	–	(5 .73)	(2 .07)	(0 .62)	(1 .05)

Total Dividends and Distributions	(0.29)	(6.04)	(2.21)	(0.85)	(1.57)

Net Asset Value, End of Period	$ 11.34	$ 11.56	$ 24.54	$ 27.14	$ 20.13

Total Return	1 .32%	(35 .94)%	(1 .88)%	40 .32%	20.01%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,963	$ 12,277	$ 16,259	$ 17,216	$ 7,336
Ratio of Expenses to Average Net Assets	1 .22%	1 .22%	1 .21%	1 .22%	1.23%
Ratio of Net Investment Income to Average Net Assets	2 .85%	1 .67%	0 .86%	0 .83%	1.84%
Portfolio Turnover Rate	57 .3%	47 .2%	77 .8%(d)	37.8%	26.7%(e)

See accompanying notes.

783

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

REAL ESTATE SECURITIES FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 11.57	$ 24.56	$ 27.16	$ 20.13	$ 18.21
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .28	0 .29	0 .26	0 .21	0 .37
Net Realized and Unrealized Gain (Loss) on Investments	(0 .19)	(7 .23)	(0 .62)	7 .69	3 .14

Total From Investment Operations	0.09	(6.94)	(0.36)	7.90	3.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .32)	(0 .17)	(0 .25)	(0 .54)
Distributions from Realized Gains	–	(5 .73)	(2 .07)	(0 .62)	(1 .05)

Total Dividends and Distributions	(0.30)	(6.05)	(2.24)	(0.87)	(1.59)

Net Asset Value, End of Period	$ 11.36	$ 11.57	$ 24.56	$ 27.16	$ 20.13

Total Return	1 .52%	(35 .89)%	(1 .76)%	40 .54%	20.13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 52,653	$ 40,951	$ 74,228	$ 102,031	$ 54,932
Ratio of Expenses to Average Net Assets	1 .10%	1 .10%	1 .09%	1 .10%	1.11%
Ratio of Net Investment Income to Average Net Assets	2 .90%	1 .81%	1 .05%	0 .92%	1.95%
Portfolio Turnover Rate	57 .3%	47 .2%	77 .8%(d)	37.8%	26.7%(e)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

(d)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.

(e)	Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

See accompanying notes.

784

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007(a)

SAM BALANCED PORTFOLIO

Class J shares

Net Asset Value, Beginning of Period	$ 10.64	$ 15.90	$ 14.69
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.24	0.26	0.15
Net Realized and Unrealized Gain (Loss) on Investments	1.07	(4.28)	1.19

Total From Investment Operations	1.31	(4.02)	1.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)	(0.47)	(0.14)
Distributions from Realized Gains	(0.91)	(0.77)	–

Total Dividends and Distributions	(1.19)	(1.24)	(0.14)

Redemption fees	–	–	0.01

Net Asset Value, End of Period	$ 10.76	$ 10.64	$ 15.90

Total Return(c)	14.31%	(27.20)%	9.27%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 217,421	$ 58,350	$ 2,597
Ratio of Expenses to Average Net Assets(e)	0.95%	0.95%	0.95%(f)
Ratio of Gross Expenses to Average Net Assets(e),(g)	1.13%	–	–
Ratio of Net Investment Income to Average Net Assets	2.46%	2.00%	1.21%(f)
Portfolio Turnover Rate	5.1%	34.8%	14.6%(f)

	2009	2008	2007(a)

SAM BALANCED PORTFOLIO

Institutional shares

Net Asset Value, Beginning of Period	$ 10.74	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .30	0 .42	0 .22
Net Realized and Unrealized Gain (Loss) on Investments	1 .07	(4 .39)	1 .33

Total From Investment Operations	1.37	(3.97)	1.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .55)	(0 .21)
Distributions from Realized Gains	(0 .91)	(0 .77)	–

Total Dividends and Distributions	(1.23)	(1.32)	(0.21)

Net Asset Value, End of Period	$ 10.88	$ 10.74	$ 16.03

Total Return	14 .89%	(26 .71)%	10 .67%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 65,662	$ 21,448	$ 1,385
Ratio of Expenses to Average Net Assets(e)	0 .39%	0 .33%	0 .31%(f)
Ratio of Gross Expenses to Average Net Assets(e),(h)	0 .42%	–	–
Ratio of Net Investment Income to Average Net Assets	2 .99%	3 .14%	1 .82%(f)
Portfolio Turnover Rate	5 .1%	34 .8%	14 .6%(f)

	2009	2008	2007(a)

SAM BALANCED PORTFOLIO

R-1 shares

Net Asset Value, Beginning of Period	$ 10.73	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .21	0 .20	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	1 .08	(4 .30)	1 .35

Total From Investment Operations	1.29	(4.10)	1.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .25)	(0 .43)	(0 .12)
Distributions from Realized Gains	(0 .91)	(0 .77)	–

Total Dividends and Distributions	(1.16)	(1.20)	(0.12)

Net Asset Value, End of Period	$ 10.86	$ 10.73	$ 16.03

Total Return	13 .94%	(27 .41)%	9 .95%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,442	$ 1,064	$ 17
Ratio of Expenses to Average Net Assets(e)	1 .24%	1 .21%	1 .19%(f)
Ratio of Net Investment Income to Average Net Assets	2 .14%	1 .57%	0 .92%(f)
Portfolio Turnover Rate	5 .1%	34 .8%	14 .6%(f)

See accompanying notes.

785

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008	2007(a)

SAM BALANCED PORTFOLIO

R-2 shares

Net Asset Value, Beginning of Period	$ 10.73	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .21	0 .28	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	1 .09	(4 .36)	1 .35

Total From Investment Operations	1.30	(4.08)	1.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .26)	(0 .45)	(0 .13)
Distributions from Realized Gains	(0 .91)	(0 .77)	–

Total Dividends and Distributions	(1.17)	(1.22)	(0.13)

Net Asset Value, End of Period	$ 10.86	$ 10.73	$ 16.03

Total Return	14 .07%	(27 .32)%	10 .06%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 907	$ 146	$ 17
Ratio of Expenses to Average Net Assets(e)	1 .11%	1 .08%	1 .06%(f)
Ratio of Net Investment Income to Average Net Assets	2 .07%	2 .19%	1 .02%(f)
Portfolio Turnover Rate	5 .1%	34 .8%	14 .6%(f)

	2009	2008	2007(a)

SAM BALANCED PORTFOLIO

R-3 shares

Net Asset Value, Beginning of Period	$ 10.73	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .26	0 .30	0 .19
Net Realized and Unrealized Gain (Loss) on Investments	1 .07	(4 .36)	1 .30

Total From Investment Operations	1.33	(4.06)	1.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .28)	(0 .47)	(0 .15)
Distributions from Realized Gains	(0 .91)	(0 .77)	–

Total Dividends and Distributions	(1.19)	(1.24)	(0.15)

Net Asset Value, End of Period	$ 10.87	$ 10.73	$ 16.03

Total Return	14 .36%	(27 .19)%	10 .21%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,185	$ 3,627	$ 1,181
Ratio of Expenses to Average Net Assets(e)	0 .93%	0 .90%	0 .88%(f)
Ratio of Net Investment Income to Average Net Assets	2 .59%	2 .28%	1 .50%(f)
Portfolio Turnover Rate	5 .1%	34 .8%	14 .6%(f)

	2009	2008	2007(a)

SAM BALANCED PORTFOLIO

R-4 shares

Net Asset Value, Beginning of Period	$ 10.74	$ 16.04	$ 14.69
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .25	0 .42	0 .20
Net Realized and Unrealized Gain (Loss) on Investments	1 .09	(4 .45)	1 .32

Total From Investment Operations	1.34	(4.03)	1.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .29)	(0 .50)	(0 .17)
Distributions from Realized Gains	(0 .91)	(0 .77)	–

Total Dividends and Distributions	(1.20)	(1.27)	(0.17)

Net Asset Value, End of Period	$ 10.88	$ 10.74	$ 16.04

Total Return	14 .53%	(27 .04)%	10 .43%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,895	$ 1,874	$ 1,497
Ratio of Expenses to Average Net Assets(e)	0 .74%	0 .71%	0 .69%(f)
Ratio of Net Investment Income to Average Net Assets	2 .45%	3 .16%	1 .61%(f)
Portfolio Turnover Rate	5 .1%	34 .8%	14 .6%(f)
See accompanying notes.

786

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008	2007(a)

SAM BALANCED PORTFOLIO

R-5 shares

Net Asset Value, Beginning of Period	$ 10.74	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .26	0 .30	0 .18
Net Realized and Unrealized Gain (Loss) on Investments	1 .09	(4 .31)	1 .35

Total From Investment Operations	1.35	(4.01)	1.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .51)	(0 .19)
Distributions from Realized Gains	(0 .91)	(0 .77)	–

Total Dividends and Distributions	(1.21)	(1.28)	(0.19)

Net Asset Value, End of Period	$ 10.88	$ 10.74	$ 16.03

Total Return	14 .64%	(26 .90)%	10 .47%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,328	$ 3,691	$ 11
Ratio of Expenses to Average Net Assets(e)	0 .62%	0 .59%	0 .57%(f)
Ratio of Net Investment Income to Average Net Assets	2 .61%	2 .50%	1 .54%(f)
Portfolio Turnover Rate	5 .1%	34 .8%	14 .6%(f)

(a) Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.02 per share from January 10, 2007, through January 16, 2007.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007(a)

SAM CONSERVATIVE BALANCED PORTFOLIO

Class J shares

Net Asset Value, Beginning of Period	$ 8.77	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .28	0 .29	0 .21
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	(2 .56)	0 .67

Total From Investment Operations	1.29	(2.27)	0.88
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .41)	(0 .19)
Distributions from Realized Gains	(0 .37)	(0 .41)	–

Total Dividends and Distributions	(0.67)	(0.82)	(0.19)

Net Asset Value, End of Period	$ 9.39	$ 8.77	$ 11.86

Total Return(c)	15 .91%	(20 .34)%	7 .92%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 94,045	$ 26,828	$ 904
Ratio of Expenses to Average Net Assets(e)	0 .95%	0 .95%	0 .95%(f)
Ratio of Gross Expenses to Average Net Assets(e),(g)	1 .13%	–	–
Ratio of Net Investment Income to Average Net Assets	3 .25%	2 .85%	2 .33%(f)
Portfolio Turnover Rate	9 .2%	27 .7%	12 .7%(f)

	2009	2008	2007(a)

SAM CONSERVATIVE BALANCED PORTFOLIO

Institutional shares

Net Asset Value, Beginning of Period	$ 8.78	$ 11.87	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .34	0 .35	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	1 .00	(2 .55)	0 .68

Total From Investment Operations	1.34	(2.20)	0.94
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	(0 .48)	(0 .24)
Distributions from Realized Gains	(0 .37)	(0 .41)	–

Total Dividends and Distributions	(0.71)	(0.89)	(0.24)

Net Asset Value, End of Period	$ 9.41	$ 8.78	$ 11.87

Total Return	16 .57%	(19 .83)%	8 .52%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 36,114	$ 16,825	$ 730
Ratio of Expenses to Average Net Assets(e)	0 .39%	0 .33%	0 .31%(f)
Ratio of Gross Expenses to Average Net Assets(e),(h)	0 .44%	–	–
Ratio of Net Investment Income to Average Net Assets	3 .89%	3 .41%	2 .90%(f)
Portfolio Turnover Rate	9 .2%	27 .7%	12 .7%(f)

	2009	2008	2007(a)

SAM CONSERVATIVE BALANCED PORTFOLIO

R-1 shares

Net Asset Value, Beginning of Period	$ 8.78	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .26	0 .28	0 .18
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	(2 .56)	0 .67

Total From Investment Operations	1.25	(2.28)	0.85
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .27)	(0 .39)	(0 .16)
Distributions from Realized Gains	(0 .37)	(0 .41)	–

Total Dividends and Distributions	(0.64)	(0.80)	(0.16)

Net Asset Value, End of Period	$ 9.39	$ 8.78	$ 11.86

Total Return	15 .47%	(20 .46)%	7 .71%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 983	$ 285	$ 11
Ratio of Expenses to Average Net Assets(e)	1 .24%	1 .21%	1 .19%(f)
Ratio of Net Investment Income to Average Net Assets	2 .98%	2 .70%	1 .99%(f)
Portfolio Turnover Rate	9 .2%	27 .7%	12 .7%(f)

See accompanying notes.

788

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008	2007(a)

SAM CONSERVATIVE BALANCED PORTFOLIO

R-2 shares

Net Asset Value, Beginning of Period	$ 8.78	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .26	0 .28	0 .19
Net Realized and Unrealized Gain (Loss) on Investments	1 .02	(2 .55)	0 .68

Total From Investment Operations	1.28	(2.27)	0.87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .27)	(0 .40)	(0 .18)
Distributions from Realized Gains	(0 .37)	(0 .41)	–

Total Dividends and Distributions	(0.64)	(0.81)	(0.18)

Net Asset Value, End of Period	$ 9.42	$ 8.78	$ 11.86

Total Return	15 .74%	(20 .36)%	7 .82%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,167	$ 545	$ 24
Ratio of Expenses to Average Net Assets(e)	1 .11%	1 .08%	1 .06%(f)
Ratio of Net Investment Income to Average Net Assets	2 .99%	2 .67%	2 .10%(f)
Portfolio Turnover Rate	9 .2%	27 .7%	12 .7%(f)

	2009	2008	2007(a)

SAM CONSERVATIVE BALANCED PORTFOLIO

R-3 shares

Net Asset Value, Beginning of Period	$ 8.78	$ 11.87	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .28	0 .36	0 .23
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	(2 .62)	0 .66

Total From Investment Operations	1.29	(2.26)	0.89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .42)	(0 .19)
Distributions from Realized Gains	(0 .37)	(0 .41)	–

Total Dividends and Distributions	(0.67)	(0.83)	(0.19)

Net Asset Value, End of Period	$ 9.40	$ 8.78	$ 11.87

Total Return	15 .90%	(20 .28)%	8 .06%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,014	$ 1,059	$ 692
Ratio of Expenses to Average Net Assets(e)	0 .93%	0 .90%	0 .88%(f)
Ratio of Net Investment Income to Average Net Assets	3 .18%	3 .43%	2 .51%(f)
Portfolio Turnover Rate	9 .2%	27 .7%	12 .7%(f)

	2009	2008	2007(a)

SAM CONSERVATIVE BALANCED PORTFOLIO

R-4 shares

Net Asset Value, Beginning of Period	$ 8.78	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .30	0 .41	0 .24
Net Realized and Unrealized Gain (Loss) on Investments	1 .00	(2 .64)	0 .66

Total From Investment Operations	1.30	(2.23)	0.90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .31)	(0 .44)	(0 .21)
Distributions from Realized Gains	(0 .37)	(0 .41)	–

Total Dividends and Distributions	(0.68)	(0.85)	(0.21)

Net Asset Value, End of Period	$ 9.40	$ 8.78	$ 11.86

Total Return	16 .04%	(20 .06)%	8 .12%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,438	$ 1,413	$ 349
Ratio of Expenses to Average Net Assets(e)	0 .74%	0 .71%	0 .69%(f)
Ratio of Net Investment Income to Average Net Assets	3 .43%	3 .85%	2 .64%(f)
Portfolio Turnover Rate	9 .2%	27 .7%	12 .7%(f)

See accompanying notes.

789

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008	2007(a)

SAM CONSERVATIVE BALANCED PORTFOLIO

R-5 shares

Net Asset Value, Beginning of Period	$ 8.78	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .32	0 .34	0 .24
Net Realized and Unrealized Gain (Loss) on Investments	1 .00	(2 .56)	0 .67

Total From Investment Operations	1.32	(2.22)	0.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .45)	(0 .22)
Distributions from Realized Gains	(0 .37)	(0 .41)	–

Total Dividends and Distributions	(0.69)	(0.86)	(0.22)

Net Asset Value, End of Period	$ 9.41	$ 8.78	$ 11.86

Total Return	16 .29%	(19 .96)%	8 .23%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,605	$ 879	$ 11
Ratio of Expenses to Average Net Assets(e)	0 .62%	0 .59%	0 .57%(f)
Ratio of Net Investment Income to Average Net Assets	3 .68%	3 .49%	2 .62%(f)
Portfolio Turnover Rate	9 .2%	27 .7%	12 .7%(f)

(a) Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

790

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007(a)

SAM CONSERVATIVE GROWTH PORTFOLIO

Class J shares

Net Asset Value, Beginning of Period	$ 11.39	$ 18.75	$ 16.75
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.17	0.17	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.94	(6.03)	1.97

Total From Investment Operations	1.11	(5.86)	2.00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.42)	–
Distributions from Realized Gains	(1.15)	(1.08)	–

Total Dividends and Distributions	(1.38)	(1.50)	–

Net Asset Value, End of Period	$ 11.12	$ 11.39	$ 18.75

Total Return(c)	12.01%	(33.82)%	11.94%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 108,969	$ 37,408	$ 3,643
Ratio of Expenses to Average Net Assets(e)	0.95%	0.95%	0.95%(f)
Ratio of Gross Expenses to Average Net Assets(e),(g)	1.12%	–	–
Ratio of Net Investment Income to Average Net Assets	1.65%	1.20%	0.22%(f)
Portfolio Turnover Rate	4.2%	32.4%	16.2%(f)

	2009	2008	2007(a)

SAM CONSERVATIVE GROWTH PORTFOLIO

Institutional shares

Net Asset Value, Beginning of Period	$ 11.45	$ 18.85	$ 16.75
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .21	0 .25	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	0 .98	(6 .05)	1 .98

Total From Investment Operations	1.19	(5.80)	2.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .27)	(0 .52)	–
Distributions from Realized Gains	(1 .15)	(1 .08)	–

Total Dividends and Distributions	(1.42)	(1.60)	–

Net Asset Value, End of Period	$ 11.22	$ 11.45	$ 18.85

Total Return	12 .76%	(33 .43)%	12 .54%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 54,041	$ 16,776	$ 1,459
Ratio of Expenses to Average Net Assets(e)	0 .39%	0 .33%	0 .31%(f)
Ratio of Gross Expenses to Average Net Assets(e),(h)	0 .42%	–	–
Ratio of Net Investment Income to Average Net Assets	2 .10%	1 .72%	0 .86%(f)
Portfolio Turnover Rate	4 .2%	32 .4%	16 .2%(f)

	2009	2008	2007(a)

SAM CONSERVATIVE GROWTH PORTFOLIO

R-1 shares

Net Asset Value, Beginning of Period	$ 11.36	$ 18.72	$ 16.75
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .14	0 .10	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .95	(6 .01)	1 .98

Total From Investment Operations	1.09	(5.91)	1.97
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	(0 .37)	–
Distributions from Realized Gains	(1 .15)	(1 .08)	–

Total Dividends and Distributions	(1.36)	(1.45)	–

Net Asset Value, End of Period	$ 11.09	$ 11.36	$ 18.72

Total Return	11 .80%	(34 .04)%	11 .76%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,213	$ 1,078	$ 24
Ratio of Expenses to Average Net Assets(e)	1 .24%	1 .21%	1 .19%(f)
Ratio of Net Investment Income to Average Net Assets	1 .44%	0 .72%	(0 .05)%(f)
Portfolio Turnover Rate	4 .2%	32 .4%	16 .2%(f)

See accompanying notes.

791

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008	2007(a)

SAM CONSERVATIVE GROWTH PORTFOLIO

R-2 shares

Net Asset Value, Beginning of Period	$ 11.37	$ 18.74	$ 16.75
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .15	0 .25	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .95	(6 .14)	1 .99

Total From Investment Operations	1.10	(5.89)	1.99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	(0 .40)	–
Distributions from Realized Gains	(1 .15)	(1 .08)	–

Total Dividends and Distributions	(1.38)	(1.48)	–

Net Asset Value, End of Period	$ 11.09	$ 11.37	$ 18.74

Total Return	11 .95%	(33 .97)%	11 .88%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,476	$ 939	$ 30
Ratio of Expenses to Average Net Assets(e)	1 .11%	1 .08%	1 .06%(f)
Ratio of Net Investment Income to Average Net Assets	1 .54%	1 .71%	0 .00%(f)
Portfolio Turnover Rate	4 .2%	32 .4%	16 .2%(f)

	2009	2008	2007(a)

SAM CONSERVATIVE GROWTH PORTFOLIO

R-3 shares

Net Asset Value, Beginning of Period	$ 11.40	$ 18.77	$ 16.75
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .15	0 .27	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	0 .98	(6 .13)	1 .94

Total From Investment Operations	1.13	(5.86)	2.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	(0 .43)	–
Distributions from Realized Gains	(1 .15)	(1 .08)	–

Total Dividends and Distributions	(1.38)	(1.51)	–

Net Asset Value, End of Period	$ 11.15	$ 11.40	$ 18.77

Total Return	12 .11%	(33 .80)%	12 .06%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,308	$ 1,487	$ 721
Ratio of Expenses to Average Net Assets(e)	0 .93%	0 .90%	0 .88%(f)
Ratio of Net Investment Income to Average Net Assets	1 .43%	1 .85%	0 .58%(f)
Portfolio Turnover Rate	4 .2%	32 .4%	16 .2%(f)

	2009	2008	2007(a)

SAM CONSERVATIVE GROWTH PORTFOLIO

R-4 shares

Net Asset Value, Beginning of Period	$ 11.41	$ 18.79	$ 16.75
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .17	0 .42	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	(6 .26)	1 .94

Total From Investment Operations	1.16	(5.84)	2.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	(0 .46)	–
Distributions from Realized Gains	(1 .15)	(1 .08)	–

Total Dividends and Distributions	(1.38)	(1.54)	–

Net Asset Value, End of Period	$ 11.19	$ 11.41	$ 18.79

Total Return	12 .40%	(33 .69)%	12 .18%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,393	$ 2,352	$ 3,040
Ratio of Expenses to Average Net Assets(e)	0 .74%	0 .71%	0 .69%(f)
Ratio of Net Investment Income to Average Net Assets	1 .66%	2 .75%	0 .68%(f)
Portfolio Turnover Rate	4 .2%	32 .4%	16 .2%(f)

See accompanying notes.

792

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008	2007(a)

SAM CONSERVATIVE GROWTH PORTFOLIO

R-5 shares

Net Asset Value, Beginning of Period	$ 11.42	$ 18.81	$ 16.75
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .19	0 .10	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	0 .97	(5 .93)	1 .98

Total From Investment Operations	1.16	(5.83)	2.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .26)	(0 .48)	–
Distributions from Realized Gains	(1 .15)	(1 .08)	–

Total Dividends and Distributions	(1.41)	(1.56)	–

Net Asset Value, End of Period	$ 11.17	$ 11.42	$ 18.81

Total Return	12 .53%	(33 .62)%	12 .30%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,327	$ 3,708	$ 15
Ratio of Expenses to Average Net Assets(e)	0 .62%	0 .59%	0 .57%(f)
Ratio of Net Investment Income to Average Net Assets	1 .84%	0 .83%	0 .56%(f)
Portfolio Turnover Rate	4 .2%	32 .4%	16 .2%(f)

(a) Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

793

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007(a)

SAM FLEXIBLE INCOME PORTFOLIO

Class J shares

Net Asset Value, Beginning of Period	$ 9.46	$ 11.89	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .38	0 .37	0 .30
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	(2 .10)	0 .29

Total From Investment Operations	1.57	(1.73)	0.59
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .40)	(0 .43)	(0 .28)
Distributions from Realized Gains	(0 .24)	(0 .27)	–

Total Dividends and Distributions	(0.64)	(0.70)	(0.28)

Net Asset Value, End of Period	$ 10.39	$ 9.46	$ 11.89

Total Return(c)	17 .52%	(15 .33)%	5 .16%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 52,672	$ 9,523	$ 501
Ratio of Expenses to Average Net Assets(e)	0 .95%	0 .95%	0 .95%(f)
Ratio of Gross Expenses to Average Net Assets(e),(g)	1 .23%	–	–
Ratio of Net Investment Income to Average Net Assets	3 .91%	3 .47%	3 .18%(f)
Portfolio Turnover Rate	11 .4%	35 .1%	9 .7%(f)

	2009	2008	2007(a)

SAM FLEXIBLE INCOME PORTFOLIO

Institutional shares

Net Asset Value, Beginning of Period	$ 9.48	$ 11.90	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .44	0 .42	0 .36
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	(2 .07)	0 .30

Total From Investment Operations	1.62	(1.65)	0.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .44)	(0 .50)	(0 .34)
Distributions from Realized Gains	(0 .24)	(0 .27)	–

Total Dividends and Distributions	(0.68)	(0.77)	(0.34)

Net Asset Value, End of Period	$ 10.42	$ 9.48	$ 11.90

Total Return	18 .12%	(14 .69)%	5 .75%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,965	$ 4,929	$ 93
Ratio of Expenses to Average Net Assets(e)	0 .39%	0 .33%	0 .31%(f)
Ratio of Gross Expenses to Average Net Assets(e),(h)	0 .58%	–	–
Ratio of Net Investment Income to Average Net Assets	4 .50%	3 .85%	3 .90%(f)
Portfolio Turnover Rate	11 .4%	35 .1%	9 .7%(f)

	2009	2008	2007(a)

SAM FLEXIBLE INCOME PORTFOLIO

R-1 shares

Net Asset Value, Beginning of Period	$ 9.47	$ 11.89	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .36	0 .34	0 .27
Net Realized and Unrealized Gain (Loss) on Investments	1 .17	(2 .08)	0 .30

Total From Investment Operations	1.53	(1.74)	0.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .37)	(0 .41)	(0 .26)
Distributions from Realized Gains	(0 .24)	(0 .27)	–

Total Dividends and Distributions	(0.61)	(0.68)	(0.26)

Net Asset Value, End of Period	$ 10.39	$ 9.47	$ 11.89

Total Return	17 .06%	(15 .45)%	4 .97%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 377	$ 104	$ 10
Ratio of Expenses to Average Net Assets(e)	1 .24%	1 .21%	1 .19%(f)
Ratio of Net Investment Income to Average Net Assets	3 .70%	3 .19%	2 .94%(f)
Portfolio Turnover Rate	11 .4%	35 .1%	9 .7%(f)

See accompanying notes.

794

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008	2007(a)

SAM FLEXIBLE INCOME PORTFOLIO

R-2 shares

Net Asset Value, Beginning of Period	$ 9.48	$ 11.90	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .37	0 .40	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	1 .17	(2 .13)	0 .31

Total From Investment Operations	1.54	(1.73)	0.59
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .37)	(0 .42)	(0 .27)
Distributions from Realized Gains	(0 .24)	(0 .27)	–

Total Dividends and Distributions	(0.61)	(0.69)	(0.27)

Net Asset Value, End of Period	$ 10.41	$ 9.48	$ 11.90

Total Return	17 .19%	(15 .33)%	5 .16%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 332	$ 114	$ 101
Ratio of Expenses to Average Net Assets(e)	1 .11%	1 .08%	1 .06%(f)
Ratio of Net Investment Income to Average Net Assets	3 .83%	3 .68%	3 .02%(f)
Portfolio Turnover Rate	11 .4%	35 .1%	9 .7%(f)

	2009	2008	2007(a)

SAM FLEXIBLE INCOME PORTFOLIO

R-3 shares

Net Asset Value, Beginning of Period	$ 9.47	$ 11.90	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .38	0 .42	0 .31
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	(2 .14)	0 .29

Total From Investment Operations	1.57	(1.72)	0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .44)	(0 .28)
Distributions from Realized Gains	(0 .24)	(0 .27)	–

Total Dividends and Distributions	(0.63)	(0.71)	(0.28)

Net Asset Value, End of Period	$ 10.41	$ 9.47	$ 11.90

Total Return	17 .56%	(15 .27)%	5 .30%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,547	$ 569	$ 302
Ratio of Expenses to Average Net Assets(e)	0 .93%	0 .90%	0 .88%(f)
Ratio of Net Investment Income to Average Net Assets	3 .88%	3 .85%	3 .37%(f)
Portfolio Turnover Rate	11 .4%	35 .1%	9 .7%(f)

	2009	2008	2007(a)

SAM FLEXIBLE INCOME PORTFOLIO

R-4 shares

Net Asset Value, Beginning of Period	$ 9.47	$ 11.89	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .40	0 .46	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	(2 .15)	0 .28

Total From Investment Operations	1.59	(1.69)	0.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .41)	(0 .46)	(0 .30)
Distributions from Realized Gains	(0 .24)	(0 .27)	–

Total Dividends and Distributions	(0.65)	(0.73)	(0.30)

Net Asset Value, End of Period	$ 10.41	$ 9.47	$ 11.89

Total Return	17 .74%	(15 .04)%	5 .36%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,065	$ 528	$ 377
Ratio of Expenses to Average Net Assets(e)	0 .74%	0 .71%	0 .69%(f)
Ratio of Net Investment Income to Average Net Assets	4 .15%	4 .17%	3 .55%(f)
Portfolio Turnover Rate	11 .4%	35 .1%	9 .7%(f)

See accompanying notes.

795

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008	2007(a)

SAM FLEXIBLE INCOME PORTFOLIO

R-5 shares

Net Asset Value, Beginning of Period	$ 9.47	$ 11.89	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .41	0 .44	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	(2 .12)	0 .29

Total From Investment Operations	1.60	(1.68)	0.62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .42)	(0 .47)	(0 .31)
Distributions from Realized Gains	(0 .24)	(0 .27)	–

Total Dividends and Distributions	(0.66)	(0.74)	(0.31)

Net Asset Value, End of Period	$ 10.41	$ 9.47	$ 11.89

Total Return	17 .87%	(14 .93)%	5 .46%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,683	$ 562	$ 11
Ratio of Expenses to Average Net Assets(e)	0 .62%	0 .59%	0 .57%(f)
Ratio of Net Investment Income to Average Net Assets	4 .21%	4 .17%	3 .59%(f)
Portfolio Turnover Rate	11 .4%	35 .1%	9 .7%(f)

(a) Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

796

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007(a)

SAM STRATEGIC GROWTH PORTFOLIO

Class J shares

Net Asset Value, Beginning of Period	$ 12.05	$ 20.94	$ 18.54
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .14	0 .10	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	0 .94	(7 .43)	2 .43

Total From Investment Operations	1.08	(7.33)	2.40
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .41)	–
Distributions from Realized Gains	(1 .16)	(1 .15)	–

Total Dividends and Distributions	(1.25)	(1.56)	–

Net Asset Value, End of Period	$ 11.88	$ 12.05	$ 20.94

Total Return(c)	10 .90%	(37 .62)%	12 .94%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 82,014	$ 40,275	$ 3,826
Ratio of Expenses to Average Net Assets(e)	0 .95%	0 .95%	0 .95%(f)
Ratio of Gross Expenses to Average Net Assets(e),(g)	1 .12%	–	–
Ratio of Net Investment Income to Average Net Assets	1 .33%	0 .66%	(0 .22)%(f)
Portfolio Turnover Rate	3 .7%	32 .5%	15 .7%(f)

	2009	2008	2007(a)

SAM STRATEGIC GROWTH PORTFOLIO

Institutional shares

Net Asset Value, Beginning of Period	$ 12.12	$ 21.04	$ 18.54
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .18	0 .26	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	0 .97	(7 .50)	2 .44

Total From Investment Operations	1.15	(7.24)	2.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .53)	–
Distributions from Realized Gains	(1 .16)	(1 .15)	–

Total Dividends and Distributions	(1.30)	(1.68)	–

Net Asset Value, End of Period	$ 11.97	$ 12.12	$ 21.04

Total Return	11 .51%	(37 .19)%	13 .48%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,844	$ 9,008	$ 1,481
Ratio of Expenses to Average Net Assets(e)	0 .39%	0 .33%	0 .31%(f)
Ratio of Gross Expenses to Average Net Assets(e),(h)	0 .48%	–	–
Ratio of Net Investment Income to Average Net Assets	1 .66%	1 .64%	0 .36%(f)
Portfolio Turnover Rate	3 .7%	32 .5%	15 .7%(f)

	2009	2008	2007(a)

SAM STRATEGIC GROWTH PORTFOLIO

R-1 shares

Net Asset Value, Beginning of Period	$ 12.02	$ 20.90	$ 18.54
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .10	0 .10	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	0 .95	(7 .46)	2 .43

Total From Investment Operations	1.05	(7.36)	2.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .37)	–
Distributions from Realized Gains	(1 .16)	(1 .15)	–

Total Dividends and Distributions	(1.23)	(1.52)	–

Net Asset Value, End of Period	$ 11.84	$ 12.02	$ 20.90

Total Return	10 .59%	(37 .80)%	12 .73%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,477	$ 988	$ 44
Ratio of Expenses to Average Net Assets(e)	1 .24%	1 .21%	1 .19%(f)
Ratio of Net Investment Income to Average Net Assets	0 .91%	0 .65%	(0 .48)%(f)
Portfolio Turnover Rate	3 .7%	32 .5%	15 .7%(f)

See accompanying notes.

797

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008	2007(a)

SAM STRATEGIC GROWTH PORTFOLIO

R-2 shares

Net Asset Value, Beginning of Period	$ 12.03	$ 20.92	$ 18.54
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .13	0 .08	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	0 .94	(7 .43)	2 .46

Total From Investment Operations	1.07	(7.35)	2.38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .39)	–
Distributions from Realized Gains	(1 .16)	(1 .15)	–

Total Dividends and Distributions	(1.22)	(1.54)	–

Net Asset Value, End of Period	$ 11.88	$ 12.03	$ 20.92

Total Return	10 .75%	(37 .73)%	12 .84%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 508	$ 290	$ 45
Ratio of Expenses to Average Net Assets(e)	1 .11%	1 .08%	1 .06%(f)
Ratio of Net Investment Income to Average Net Assets	1 .21%	0 .52%	(0 .50)%(f)
Portfolio Turnover Rate	3 .7%	32 .5%	15 .7%(f)

	2009	2008	2007(a)

SAM STRATEGIC GROWTH PORTFOLIO

R-3 shares

Net Asset Value, Beginning of Period	$ 12.06	$ 20.95	$ 18.54
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .12	0 .26	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .96	(7 .57)	2 .39

Total From Investment Operations	1.08	(7.31)	2.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .43)	–
Distributions from Realized Gains	(1 .16)	(1 .15)	–

Total Dividends and Distributions	(1.25)	(1.58)	–

Net Asset Value, End of Period	$ 11.89	$ 12.06	$ 20.95

Total Return	10 .89%	(37 .56)%	13 .00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,093	$ 1,011	$ 780
Ratio of Expenses to Average Net Assets(e)	0 .93%	0 .90%	0 .88%(f)
Ratio of Net Investment Income to Average Net Assets	1 .15%	1 .60%	0 .15%(f)
Portfolio Turnover Rate	3 .7%	32 .5%	15 .7%(f)

	2009	2008	2007(a)

SAM STRATEGIC GROWTH PORTFOLIO

R-4 shares

Net Asset Value, Beginning of Period	$ 12.07	$ 20.98	$ 18.54
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .14	0 .38	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	0 .97	(7 .68)	2 .40

Total From Investment Operations	1.11	(7.30)	2.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .46)	–
Distributions from Realized Gains	(1 .16)	(1 .15)	–

Total Dividends and Distributions	(1.26)	(1.61)	–

Net Asset Value, End of Period	$ 11.92	$ 12.07	$ 20.98

Total Return	11 .12%	(37 .49)%	13 .16%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,638	$ 1,134	$ 1,305
Ratio of Expenses to Average Net Assets(e)	0 .74%	0 .71%	0 .69%(f)
Ratio of Net Investment Income to Average Net Assets	1 .33%	2 .27%	0 .22%(f)
Portfolio Turnover Rate	3 .7%	32 .5%	15 .7%(f)

See accompanying notes.

798

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008	2007(a)

SAM STRATEGIC GROWTH PORTFOLIO

R-5 shares

Net Asset Value, Beginning of Period	$ 12.09	$ 21.00	$ 18.54
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .17	0 .09	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .95	(7 .37)	2 .45

Total From Investment Operations	1.12	(7.28)	2.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .48)	–
Distributions from Realized Gains	(1 .16)	(1 .15)	–

Total Dividends and Distributions	(1.29)	(1.63)	–

Net Asset Value, End of Period	$ 11.92	$ 12.09	$ 21.00

Total Return	11 .27%	(37 .37)%	13 .27%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,324	$ 1,077	$ 11
Ratio of Expenses to Average Net Assets(e)	0 .62%	0 .59%	0 .57%(f)
Ratio of Net Investment Income to Average Net Assets	1 .60%	0 .65%	0 .10%(f)
Portfolio Turnover Rate	3 .7%	32 .5%	15 .7%(f)

(a) Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

799

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

SHORT-TERM BOND FUND

Class J shares

Net Asset Value, Beginning of Period	$ 8.46	$ 9.80	$ 9.94	$ 9.98	$ 10.24
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .41	0 .43	0 .43	0 .37	0 .27
Net Realized and Unrealized Gain (Loss) on Investments	0 .26	(1 .33)	(0 .12)	0 .01	(0 .23)

Total From Investment Operations	0.67	(0.90)	0.31	0.38	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .42)	(0 .44)	(0 .45)	(0 .42)	(0 .30)

Total Dividends and Distributions	(0.42)	(0.44)	(0.45)	(0.42)	(0.30)

Net Asset Value, End of Period	$ 8.71	$ 8.46	$ 9.80	$ 9.94	$ 9.98

Total Return(b)	8 .37%	(9 .48)%	3 .22%	3 .86%	0.39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 45,867	$ 47,917	$ 62,768	$ 53,927	$ 45,825
Ratio of Expenses to Average Net Assets	1 .07%	1 .02%	1 .09%	1 .36%	1.27%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	1.13%	1.15%
Ratio of Gross Expenses to Average Net Assets(d)	1 .12%	–	–	1 .36%	1.27%
Ratio of Net Investment Income to Average Net Assets	4 .96%	4 .59%	4 .36%	3 .72%	2.65%
Portfolio Turnover Rate	33 .9%	22 .1%	42 .8%	49 .1%	110 .8%(e)

	2009	2008	2007	2006	2005

SHORT-TERM BOND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 8.44	$ 9.79	$ 9.93	$ 9.97	$ 10.23
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .48	0 .49	0 .50	0 .45	0 .35
Net Realized and Unrealized Gain (Loss) on Investments	0 .25	(1 .33)	(0 .12)	–	(0 .23)

Total From Investment Operations	0.73	(0.84)	0.38	0.45	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .47)	(0 .51)	(0 .52)	(0 .49)	(0 .38)

Total Dividends and Distributions	(0.47)	(0.51)	(0.52)	(0.49)	(0.38)

Net Asset Value, End of Period	$ 8.70	$ 8.44	$ 9.79	$ 9.93	$ 9.97

Total Return	9 .17%	(8 .97)%	3 .92%	4 .61%	1.16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,270	$ 66,596	$ 114,649	$ 62,186	$ 12,276
Ratio of Expenses to Average Net Assets	0 .44%	0 .42%	0 .40%	0 .60%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	0.40%	0.40%
Ratio of Gross Expenses to Average Net Assets(f)	0 .66%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	5 .92%	5 .18%	5 .05%	4 .53%	3.57%
Portfolio Turnover Rate	33 .9%	22 .1%	42 .8%	49 .1%	110 .8%(e)

	2009	2008	2007	2006	2005

SHORT-TERM BOND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 8.44	$ 9.79	$ 9.93	$ 9.96	$ 10.22
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .38	0 .40	0 .41	0 .36	0 .25
Net Realized and Unrealized Gain (Loss) on Investments	0 .27	(1 .33)	(0 .11)	0 .01	(0 .22)

Total From Investment Operations	0.65	(0.93)	0.30	0.37	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .40)	(0 .42)	(0 .44)	(0 .40)	(0 .29)

Total Dividends and Distributions	(0.40)	(0.42)	(0.44)	(0.40)	(0.29)

Net Asset Value, End of Period	$ 8.69	$ 8.44	$ 9.79	$ 9.93	$ 9.96

Total Return	8 .11%	(9 .80)%	3 .06%	3 .80%	0.28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 765	$ 433	$ 156	$ 72	$ 10
Ratio of Expenses to Average Net Assets	1 .30%	1 .30%	1 .28%	1 .49%	1.43%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	1.28%	1.28%
Ratio of Net Investment Income to Average Net Assets	4 .62%	4 .33%	4 .17%	3 .61%	2.48%
Portfolio Turnover Rate	33 .9%	22 .1%	42 .8%	49 .1%	110 .8%(e)

See accompanying notes.

800

FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SHORT-TERM BOND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 8.46	$ 9.82	$ 9.90	$ 9.94	$ 10.20
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .43	0 .42	0 .42	0 .37	0 .27
Net Realized and Unrealized Gain (Loss) on Investments	0 .25	(1 .35)	(0 .05)	–	(0 .23)

Total From Investment Operations	0.68	(0.93)	0.37	0.37	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .41)	(0 .43)	(0 .45)	(0 .41)	(0 .30)

Total Dividends and Distributions	(0.41)	(0.43)	(0.45)	(0.41)	(0.30)

Net Asset Value, End of Period	$ 8.73	$ 8.46	$ 9.82	$ 9.90	$ 9.94

Total Return	8 .48%	(9 .75)%	3 .83%	3 .84%	0.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21	$ 152	$ 82	$ 77	$ 131
Ratio of Expenses to Average Net Assets	1 .17%	1 .17%	1 .15%	1 .38%	1.29%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	1.15%	1.15%
Ratio of Net Investment Income to Average Net Assets	5 .31%	4 .46%	4 .29%	3 .70%	2.67%
Portfolio Turnover Rate	33 .9%	22 .1%	42 .8%	49 .1%	110 .8%(e)

	2009	2008	2007	2006	2005

SHORT-TERM BOND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 8.48	$ 9.85	$ 9.98	$ 10.02	$ 10.28
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .41	0 .44	0 .45	0 .39	0 .29
Net Realized and Unrealized Gain (Loss) on Investments	0 .27	(1 .36)	(0 .11)	–	(0 .23)

Total From Investment Operations	0.68	(0.92)	0.34	0.39	0.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .42)	(0 .45)	(0 .47)	(0 .43)	(0 .32)

Total Dividends and Distributions	(0.42)	(0.45)	(0.47)	(0.43)	(0.32)

Net Asset Value, End of Period	$ 8.74	$ 8.48	$ 9.85	$ 9.98	$ 10.02

Total Return	8 .53%	(9 .66)%	3 .44%	3 .99%	0.58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,830	$ 2,900	$ 21,024	$ 2,217	$ 1,950
Ratio of Expenses to Average Net Assets	0 .99%	0 .99%	0 .97%	1 .20%	1.11%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	0.97%	0.97%
Ratio of Net Investment Income to Average Net Assets	5 .03%	4 .57%	4 .50%	3 .88%	2.87%
Portfolio Turnover Rate	33 .9%	22 .1%	42 .8%	49 .1%	110 .8%(e)

	2009	2008	2007	2006	2005

SHORT-TERM BOND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 8.36	$ 9.71	$ 9.85	$ 9.89	$ 10.14
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .39	0 .45	0 .46	0 .40	0 .32
Net Realized and Unrealized Gain (Loss) on Investments	0 .37	(1 .33)	(0 .11)	0 .01	(0 .23)

Total From Investment Operations	0.76	(0.88)	0.35	0.41	0.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .44)	(0 .47)	(0 .49)	(0 .45)	(0 .34)

Total Dividends and Distributions	(0.44)	(0.47)	(0.49)	(0.45)	(0.34)

Net Asset Value, End of Period	$ 8.68	$ 8.36	$ 9.71	$ 9.85	$ 9.89

Total Return	9 .58%	(9 .41)%	3 .58%	4 .25%	0.89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 252	$ 1,330	$ 2,286	$ 853	$ 745
Ratio of Expenses to Average Net Assets	0 .80%	0 .80%	0 .78%	1 .01%	0.94%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	0.78%	0.78%
Ratio of Net Investment Income to Average Net Assets	4 .74%	4 .81%	4 .68%	4 .08%	3.22%
Portfolio Turnover Rate	33 .9%	22 .1%	42 .8%	49 .1%	110 .8%(e)

See accompanying notes.

801

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SHORT-TERM BOND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 8.42	$ 9.77	$ 9.92	$ 9.96	$ 10.22
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .44	0 .46	0 .47	0 .42	0 .32
Net Realized and Unrealized Gain (Loss) on Investments	0 .26	(1 .33)	(0 .12)	–	(0 .23)

Total From Investment Operations	0.70	(0.87)	0.35	0.42	0.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .45)	(0 .48)	(0 .50)	(0 .46)	(0 .35)

Total Dividends and Distributions	(0.45)	(0.48)	(0.50)	(0.46)	(0.35)

Net Asset Value, End of Period	$ 8.67	$ 8.42	$ 9.77	$ 9.92	$ 9.96

Total Return	8 .82%	(9 .24)%	3 .57%	4 .35%	0.90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,232	$ 1,183	$ 3,591	$ 6,028	$ 6,242
Ratio of Expenses to Average Net Assets	0 .68%	0 .68%	0 .66%	0 .89%	0.79%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	0.66%	0.66%
Ratio of Net Investment Income to Average Net Assets	5 .34%	4 .92%	4 .78%	4 .18%	3.13%
Portfolio Turnover Rate	33 .9%	22 .1%	42 .8%	49 .1%	110 .8%(e)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes interest expense paid on borrowings through reverse repurchase agreements.

(d)	Excludes expense reimbursement from Manager and/or Underwriter.

(e)	Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.

(f)	Excludes expense reimbursement from Manager.

See accompanying notes.

802

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

SHORT-TERM INCOME FUND(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 11.17	$ 11.60	$ 11.60	$ 11.55	$ 11.90
Income from Investment Operations:
Net Investment Income (Loss)	0 .46(b)	0.48(b)	0.29(b)	0.45	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0 .67	(0 .43)	0 .16	0 .05	(0 .35)

Total From Investment Operations	1.13	0.05	0.45	0.50	0.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	(0 .48)	(0 .45)	(0 .45)	(0 .45)

Total Dividends and Distributions	(0.46)	(0.48)	(0.45)	(0.45)	(0.45)

Net Asset Value, End of Period	$ 11.84	$ 11.17	$ 11.60	$ 11.60	$ 11.55

Total Return	10 .35%	0 .40%	4 .68%	4 .57%	0.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 291,633	$ 256,944	$ 168,551	$ 181,910	$ 195,607
Ratio of Expenses to Average Net Assets	0 .53%	0 .48%	0 .51%	0 .55%	0.56%
Ratio of Gross Expenses to Average Net Assets(c)	0 .53%	–	–	0 .55%	0.56%
Ratio of Net Investment Income to Average Net Assets	4 .01%	4 .11%	4 .54%	3 .94%	3.61%
Portfolio Turnover Rate	40 .8%	64 .5%	29 .4%	14 .0%	13 .0%

(a) On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interest of shareholders. The financial highlights have been restated to reflect the issuance of new shares.

(b)	Calculated based on average shares outstanding during the period.

(c)	Excludes expense reimbursement from Manager, Underwriter and/or custodian.

See accompanying notes.

803

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

SMALLCAP BLEND FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.97	$ 17.27	$ 16.68	$ 15.40	$ 14.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .03	0 .04	(0 .03)	(0 .03)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	0 .11	(5 .91)	2 .02	2 .25	2 .31

Total From Investment Operations	0.14	(5.87)	1.99	2.22	2.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	–	–	–	–
Distributions from Realized Gains	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)

Total Dividends and Distributions	(0.04)	(1.43)	(1.40)	(0.94)	(0.85)

Net Asset Value, End of Period	$ 10.07	$ 9.97	$ 17.27	$ 16.68	$ 15.40

Total Return(b)	1 .43%	(36 .73)%	12 .59%	14 .90%	16.49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 75,770	$ 83,926	$ 159,977	$ 146,800	$ 113,607
Ratio of Expenses to Average Net Assets	1 .32%	1 .04%	1 .33%	1 .45%	1.50%
Ratio of Gross Expenses to Average Net Assets(c)	1 .35%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .32%	0 .32%	(0 .18)%	(0 .20)%	(0 .42)%
Portfolio Turnover Rate	89 .5%	55 .6%	60 .9%	103 .0%	137.4%(d)

	2009	2008	2007	2006	2005

SMALLCAP BLEND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10.62	$ 18.24	$ 17.45	$ 15.97	$ 14.38
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .08	0 .08	0 .07	0 .08	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	0 .11	(6 .27)	2 .12	2 .34	2 .39

Total From Investment Operations	0.19	(6.19)	2.19	2.42	2.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	–	–	–	–
Distributions from Realized Gains	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)

Total Dividends and Distributions	(0.07)	(1.43)	(1.40)	(0.94)	(0.85)

Net Asset Value, End of Period	$ 10.74	$ 10.62	$ 18.24	$ 17.45	$ 15.97

Total Return	1 .92%	(36 .52)%	13 .22%	15 .66%	17.42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,365	$ 26,459	$ 42,510	$ 39,492	$ 31,109
Ratio of Expenses to Average Net Assets	0 .79%	0 .77%	0 .75%	0 .75%	0.75%
Ratio of Gross Expenses to Average Net Assets	0 .85%(e)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .84%	0 .58%	0 .40%	0 .50%	0.34%
Portfolio Turnover Rate	89 .5%	55 .6%	60 .9%	103 .0%	137.4%(d)

	2009	2008	2007	2006	2005

SMALLCAP BLEND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 10.20	$ 17.72	$ 17.13	$ 15.82	$ 14.44
Income from Investment Operations:
Net Investment Income (Loss)(a)	–	(0 .04)	(0 .08)	(0 .07)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	0 .11	(6 .05)	2 .07	2 .32	2 .31

Total From Investment Operations	0.11	(6.09)	1.99	2.25	2.23
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)

Total Dividends and Distributions	–	(1.43)	(1.40)	(0.94)	(0.85)

Net Asset Value, End of Period	$ 10.31	$ 10.20	$ 17.72	$ 17.13	$ 15.82

Total Return	1 .08%	(37 .07)%	12 .24%	14 .69%	15.84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 203	$ 218	$ 414	$ 187	$ 11
Ratio of Expenses to Average Net Assets	1 .65%	1 .65%	1 .63%	1 .63%	1.63%
Ratio of Net Investment Income to Average Net Assets	(0 .02)%	(0 .28)%	(0 .47)%	(0 .41)%	(0 .55)%
Portfolio Turnover Rate	89 .5%	55 .6%	60 .9%	103 .0%	137.4%(d)

See accompanying notes.

804

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SMALLCAP BLEND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 10.18	$ 17.67	$ 17.06	$ 15.74	$ 14.29
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .01	(0 .02)	(0 .06)	(0 .04)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	0 .11	(6 .04)	2 .07	2 .30	2 .36

Total From Investment Operations	0.12	(6.06)	2.01	2.26	2.30
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)

Total Dividends and Distributions	–	(1.43)	(1.40)	(0.94)	(0.85)

Net Asset Value, End of Period	$ 10.30	$ 10.18	$ 17.67	$ 17.06	$ 15.74

Total Return	1 .18%	(37 .00)%	12 .42%	14 .83%	16.50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,091	$ 1,312	$ 2,626	$ 2,490	$ 2,057
Ratio of Expenses to Average Net Assets	1 .52%	1 .52%	1 .50%	1 .50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0 .12%	(0 .16)%	(0 .35)%	(0 .25)%	(0 .42)%
Portfolio Turnover Rate	89 .5%	55 .6%	60 .9%	103 .0%	137.4%(d)

	2009	2008	2007	2006	2005

SMALLCAP BLEND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 10.32	$ 17.86	$ 17.21	$ 15.85	$ 14.36
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .03	–	(0 .03)	(0 .02)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	0 .12	(6 .11)	2 .08	2 .32	2 .38

Total From Investment Operations	0.15	(6.11)	2.05	2.30	2.34
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)

Total Dividends and Distributions	–	(1.43)	(1.40)	(0.94)	(0.85)

Net Asset Value, End of Period	$ 10.47	$ 10.32	$ 17.86	$ 17.21	$ 15.85

Total Return	1 .45%	(36 .88)%	12 .55%	14 .99%	16.71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 700	$ 1,050	$ 1,930	$ 2,285	$ 682
Ratio of Expenses to Average Net Assets	1 .34%	1 .34%	1 .32%	1 .32%	1.32%
Ratio of Net Investment Income to Average Net Assets	0 .30%	0 .01%	(0 .17)%	(0 .09)%	(0 .27)%
Portfolio Turnover Rate	89 .5%	55 .6%	60 .9%	103 .0%	137.4%(d)

	2009	2008	2007	2006	2005

SMALLCAP BLEND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 10.51	$ 18.14	$ 17.42	$ 15.93	$ 14.40
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .05	0 .03	–	0 .01	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .12	(6 .23)	2 .12	2 .42	2 .39

Total From Investment Operations	0.17	(6.20)	2.12	2.43	2.38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	–	–	–	–
Distributions from Realized Gains	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)

Total Dividends and Distributions	(0.03)	(1.43)	(1.40)	(0.94)	(0.85)

Net Asset Value, End of Period	$ 10.65	$ 10.51	$ 18.14	$ 17.42	$ 15.93

Total Return	1 .63%	(36 .79)%	12 .82%	15 .77%	16.96%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,914	$ 1,746	$ 2,141	$ 1,452	$ 28
Ratio of Expenses to Average Net Assets	1 .15%	1 .15%	1 .13%	1 .13%	1.13%
Ratio of Net Investment Income to Average Net Assets	0 .50%	0 .19%	0 .02%	0 .05%	(0.05)%
Portfolio Turnover Rate	89 .5%	55 .6%	60 .9%	103 .0%	137.4%(d)

See accompanying notes.

805

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SMALLCAP BLEND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 10.61	$ 18.28	$ 17.54	$ 16.08	$ 14.51
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .06	0 .05	0 .02	0 .04	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .12	(6 .29)	2 .12	2 .36	2 .41

Total From Investment Operations	0.18	(6.24)	2.14	2.40	2.42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	–	–	–	–
Distributions from Realized Gains	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)

Total Dividends and Distributions	(0.03)	(1.43)	(1.40)	(0.94)	(0.85)

Net Asset Value, End of Period	$ 10.76	$ 10.61	$ 18.28	$ 17.54	$ 16.08

Total Return	1 .76%	(36 .73)%	12 .85%	15 .42%	17.11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,856	$ 1,181	$ 2,584	$ 7,084	$ 5,773
Ratio of Expenses to Average Net Assets	1 .03%	1 .03%	1 .01%	1 .01%	1.01%
Ratio of Net Investment Income to Average Net Assets	0 .60%	0 .32%	0 .14%	0 .24%	0.07%
Portfolio Turnover Rate	89 .5%	55 .6%	60 .9%	103 .0%	137.4%(d)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

(d)	Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment. (e) Excludes expense reimbursement from Manager.

See accompanying notes.

806

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND

Class J shares

Net Asset Value, Beginning of Period	$ 5.10	$ 9.57	$ 8.42	$ 7.87	$ 7.52
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .04)	(0 .06)	(0 .07)	(0 .07)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	0 .38	(3 .83)	1 .60	1 .12	0 .83

Total From Investment Operations	0.34	(3.89)	1.53	1.05	0.75
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)

Total Dividends and Distributions	–	(0.58)	(0.38)	(0.50)	(0.40)

Net Asset Value, End of Period	$ 5.44	$ 5.10	$ 9.57	$ 8.42	$ 7.87

Total Return(b)	6 .67%	(43 .15)%	18 .87%	13 .69%	9.98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,738	$ 21,941	$ 41,871	$ 35,009	$ 29,405
Ratio of Expenses to Average Net Assets	1 .56%	1 .42%	1 .46%	1 .53%	1.59%
Ratio of Gross Expenses to Average Net Assets(c)	1 .61%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .89)%	(0 .76)%	(0 .79)%	(0 .88)%	(0 .97)%
Portfolio Turnover Rate	96 .8%	62 .9%	70 .0%(d)	109.9%	181.7%

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 5.50	$ 10.21	$ 8.89	$ 8.22	$ 7.79
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0.01)	(0.01)	(0.01)	(0.01)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.42	(4.12)	1.71	1.18	0.82

Total From Investment Operations	0.41	(4.13)	1.70	1.17	0.83
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–
Distributions from Realized Gains	–	(0.58)	(0.38)	(0.50)	(0.40)

Total Dividends and Distributions	–	(0.58)	(0.38)	(0.50)	(0.40)

Net Asset Value, End of Period	$ 5.91	$ 5.50	$ 10.21	$ 8.89	$ 8.22

Total Return	7.47%	(42.78)%	19.82%	14.60%	10.69%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 164,515	$ 162,099	$ 307,452	$ 8,368	$ 1,502
Ratio of Expenses to Average Net Assets	0.79%	0.76%	0.75%	0.75%	0.75%
Ratio of Gross Expenses to Average Net Assets	0.82%(e)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0.13)%	(0.11)%	(0.14)%	(0.08)%	0.13%
Portfolio Turnover Rate	96.8%	62.9%	70.0%(d)	109.9%	181.7%

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 5.29	$ 9.93	$ 8.73	$ 8.15	$ 7.82
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .05)	(0 .08)	(0 .09)	(0 .08)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	0 .40	(3 .98)	1 .67	1 .16	0 .81

Total From Investment Operations	0.35	(4.06)	1.58	1.08	0.73
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)

Total Dividends and Distributions	–	(0.58)	(0.38)	(0.50)	(0.40)

Net Asset Value, End of Period	$ 5.64	$ 5.29	$ 9.93	$ 8.73	$ 8.15

Total Return	6 .62%	(43 .31)%	18 .76%	13 .58%	9.34%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 563	$ 312	$ 204	$ 77	$ 11
Ratio of Expenses to Average Net Assets	1 .64%	1 .65%	1 .63%	1 .63%	1.63%
Ratio of Net Investment Income to Average Net Assets	(0 .96)%	(1 .01)%	(0 .99)%	(0 .97)%	(1 .00)%
Portfolio Turnover Rate	96 .8%	62 .9%	70 .0%(d)	109.9%	181.7%

See accompanying notes.

807

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 5.38	$ 10.07	$ 8.84	$ 8.23	$ 7.85
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .04)	(0 .07)	(0 .08)	(0 .07)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	0 .40	(4 .04)	1 .69	1 .18	0 .85

Total From Investment Operations	0.36	(4.11)	1.61	1.11	0.78
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)

Total Dividends and Distributions	–	(0.58)	(0.38)	(0.50)	(0.40)

Net Asset Value, End of Period	$ 5.74	$ 5.38	$ 10.07	$ 8.84	$ 8.23

Total Return	6 .69%	(43 .19)%	18 .87%	13 .82%	9.94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 437	$ 381	$ 848	$ 574	$ 83
Ratio of Expenses to Average Net Assets	1 .51%	1 .51%	1 .50%	1 .50%	1.50%
Ratio of Net Investment Income to Average Net Assets	(0 .84)%	(0 .84)%	(0 .83)%	(0 .80)%	(0 .88)%
Portfolio Turnover Rate	96 .8%	62 .9%	70 .0%(d)	109.9%	181.7%

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 5.45	$ 10.18	$ 8.92	$ 8.29	$ 7.89
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .03)	(0 .05)	(0 .07)	(0 .06)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	0 .41	(4 .10)	1 .71	1 .19	0 .86

Total From Investment Operations	0.38	(4.15)	1.64	1.13	0.80
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)

Total Dividends and Distributions	–	(0.58)	(0.38)	(0.50)	(0.40)

Net Asset Value, End of Period	$ 5.83	$ 5.45	$ 10.18	$ 8.92	$ 8.29

Total Return	6 .97%	(43 .12)%	19 .05%	13 .97%	10.15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,182	$ 2,071	$ 1,862	$ 71	$ 19
Ratio of Expenses to Average Net Assets	1 .33%	1 .34%	1 .32%	1 .32%	1.32%
Ratio of Net Investment Income to Average Net Assets	(0 .66)%	(0 .69)%	(0 .70)%	(0 .65)%	(0 .69)%
Portfolio Turnover Rate	96 .8%	62 .9%	70 .0%(d)	109.9%	181.7%

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 5.58	$ 10.38	$ 9.07	$ 8.41	$ 7.98
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .03)	(0 .04)	(0 .05)	(0 .04)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	0 .42	(4 .18)	1 .74	1 .20	0 .87

Total From Investment Operations	0.39	(4.22)	1.69	1.16	0.83
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)

Total Dividends and Distributions	–	(0.58)	(0.38)	(0.50)	(0.40)

Net Asset Value, End of Period	$ 5.97	$ 5.58	$ 10.38	$ 9.07	$ 8.41

Total Return	6 .99%	(42 .95)%	19 .30%	14 .14%	10.42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 444	$ 1,231	$ 343	$ 62	$ 12
Ratio of Expenses to Average Net Assets	1 .14%	1 .15%	1 .13%	1 .13%	1.13%
Ratio of Net Investment Income to Average Net Assets	(0 .55)%	(0 .52)%	(0 .47)%	(0 .44)%	(0 .50)%
Portfolio Turnover Rate	96 .8%	62 .9%	70 .0%(d)	109.9%	181.7%
See accompanying notes.

808

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 5.62	$ 10.44	$ 9.11	$ 8.43	$ 7.99
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .02)	(0 .03)	(0 .03)	(0 .03)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	0 .43	(4 .21)	1 .74	1 .21	0 .87

Total From Investment Operations	0.41	(4.24)	1.71	1.18	0.84
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)

Total Dividends and Distributions	–	(0.58)	(0.38)	(0.50)	(0.40)

Net Asset Value, End of Period	$ 6.03	$ 5.62	$ 10.44	$ 9.11	$ 8.43

Total Return	7 .30%	(42 .89)%	19 .44%	14 .35%	10.54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,521	$ 2,157	$ 1,352	$ 1,061	$ 284
Ratio of Expenses to Average Net Assets	1 .02%	1 .03%	1 .01%	1 .01%	1.01%
Ratio of Net Investment Income to Average Net Assets	(0 .42)%	(0 .42)%	(0 .34)%	(0 .33)%	(0 .38)%
Portfolio Turnover Rate	96 .8%	62 .9%	70 .0%(d)	109.9%	181.7%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

(d)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.

(e)	Excludes expense reimbursement from Manager.

See accompanying notes.

809

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND I

Class J shares

Net Asset Value, Beginning of Period	$ 5.52	$ 10.79	$ 8.83	$ 8.02	$ 7.33
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .10)	(0 .11)	(0 .15)	(0 .16)	(0 .14)
Net Realized and Unrealized Gain (Loss) on Investments	0 .85	(4 .29)	2 .51	0 .97	0 .83

Total From Investment Operations	0.75	(4.40)	2.36	0.81	0.69
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .87)	(0 .40)	–	–

Total Dividends and Distributions	–	(0.87)	(0.40)	–	–

Net Asset Value, End of Period	$ 6.27	$ 5.52	$ 10.79	$ 8.83	$ 8.02

Total Return(b)	13 .59%	(44 .11)%	27 .71%	10 .10%	9.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,076	$ 6,867	$ 12,437	$ 9,581	$ 8,323
Ratio of Expenses to Average Net Assets	2 .21%(c)	1.99%	2.02%	2.05%	2.05%
Ratio of Gross Expenses to Average Net Assets(d)	2 .27%	–	–	2 .08%	2.21%
Ratio of Net Investment Income to Average Net Assets	(1 .80)%	(1 .32)%	(1 .56)%	(1 .76)%	(1 .80)%
Portfolio Turnover Rate	159 .5%	115 .5%	85 .0%	100 .3%	91.5%

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 6.16	$ 11.82	$ 9.55	$ 8.59	$ 7.78
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .04)	(0 .04)	(0 .07)	(0 .08)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	0 .91	(4 .75)	2 .74	1 .04	0 .88

Total From Investment Operations	0.87	(4.79)	2.67	0.96	0.81
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .87)	(0 .40)	–	–

Total Dividends and Distributions	–	(0.87)	(0.40)	–	–

Net Asset Value, End of Period	$ 7.03	$ 6.16	$ 11.82	$ 9.55	$ 8.59

Total Return	14 .12%	(43 .53)%	28 .90%	11 .18%	10.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 367,233	$ 104,406	$ 173,460	$ 95,185	$ 122,265
Ratio of Expenses to Average Net Assets	1 .11%	1 .12%	1 .10%	1 .10%	1.10%
Ratio of Gross Expenses to Average Net Assets	1 .12%(e)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .69)%	(0 .46)%	(0 .63)%	(0 .82)%	(0 .85)%
Portfolio Turnover Rate	159 .5%	115 .5%	85 .0%	100 .3%	91.5%

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 5.92	$ 11.50	$ 9.38	$ 8.52	$ 7.79
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .10)	(0 .11)	(0 .15)	(0 .16)	(0 .14)
Net Realized and Unrealized Gain (Loss) on Investments	0 .90	(4 .60)	2 .67	1 .02	0 .87

Total From Investment Operations	0.80	(4.71)	2.52	0.86	0.73
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .87)	(0 .40)	–	–

Total Dividends and Distributions	–	(0.87)	(0.40)	–	–

Net Asset Value, End of Period	$ 6.72	$ 5.92	$ 11.50	$ 9.38	$ 8.52

Total Return	13 .51%	(44 .09)%	27 .78%	10 .09%	9.37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,139	$ 267	$ 202	$ 43	$ 41
Ratio of Expenses to Average Net Assets	1 .98%(c)	2.00%	1.98%	1.98%	1.98%
Ratio of Net Investment Income to Average Net Assets	(1 .55)%	(1 .34)%	(1 .50)%	(1 .69)%	(1 .73)%
Portfolio Turnover Rate	159 .5%	115 .5%	85 .0%	100 .3%	91.5%

See accompanying notes.

810

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 5.78	$ 11.22	$ 9.15	$ 8.30	$ 7.57
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .08)	(0 .10)	(0 .14)	(0 .14)	(0 .13)
Net Realized and Unrealized Gain (Loss) on Investments	0 .86	(4 .47)	2 .61	0 .99	0 .86

Total From Investment Operations	0.78	(4.57)	2.47	0.85	0.73
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .87)	(0 .40)	–	–

Total Dividends and Distributions	–	(0.87)	(0.40)	–	–

Net Asset Value, End of Period	$ 6.56	$ 5.78	$ 11.22	$ 9.15	$ 8.30

Total Return	13 .49%	(43 .93)%	27 .94%	10 .24%	9.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,280	$ 1,285	$ 2,040	$ 891	$ 878
Ratio of Expenses to Average Net Assets	1 .85%(c)	1.87%	1.85%	1.85%	1.85%
Ratio of Net Investment Income to Average Net Assets	(1 .44)%	(1 .21)%	(1 .37)%	(1 .56)%	(1 .60)%
Portfolio Turnover Rate	159 .5%	115 .5%	85 .0%	100 .3%	91.5%

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 5.88	$ 11.38	$ 9.25	$ 8.37	$ 7.62
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .08)	(0 .09)	(0 .12)	(0 .13)	(0 .12)
Net Realized and Unrealized Gain (Loss) on Investments	0 .89	(4 .54)	2 .65	1 .01	0 .87

Total From Investment Operations	0.81	(4.63)	2.53	0.88	0.75
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .87)	(0 .40)	–	–

Total Dividends and Distributions	–	(0.87)	(0.40)	–	–

Net Asset Value, End of Period	$ 6.69	$ 5.88	$ 11.38	$ 9.25	$ 8.37

Total Return	13 .78%	(43 .83)%	28 .30%	10 .51%	9.84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,753	$ 1,914	$ 3,315	$ 2,583	$ 1,889
Ratio of Expenses to Average Net Assets	1 .67%(c)	1.69%	1.67%	1.67%	1.67%
Ratio of Net Investment Income to Average Net Assets	(1 .26)%	(1 .03)%	(1 .19)%	(1 .37)%	(1 .42)%
Portfolio Turnover Rate	159 .5%	115 .5%	85 .0%	100 .3%	91.5%

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 5.97	$ 11.53	$ 9.36	$ 8.44	$ 7.68
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .07)	(0 .07)	(0 .10)	(0 .11)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	0 .91	(4 .62)	2 .67	1 .03	0 .86

Total From Investment Operations	0.84	(4.69)	2.57	0.92	0.76
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .87)	(0 .40)	–	–

Total Dividends and Distributions	–	(0.87)	(0.40)	–	–

Net Asset Value, End of Period	$ 6.81	$ 5.97	$ 11.53	$ 9.36	$ 8.44

Total Return	14 .07%	(43 .77)%	28 .40%	10 .90%	9.90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,536	$ 1,791	$ 934	$ 465	$ 93
Ratio of Expenses to Average Net Assets	1 .48%(c)	1.50%	1.48%	1.48%	1.48%
Ratio of Net Investment Income to Average Net Assets	(1 .07)%	(0 .84)%	(1 .01)%	(1 .18)%	(1 .22)%
Portfolio Turnover Rate	159 .5%	115 .5%	85 .0%	100 .3%	91.5%

See accompanying notes.

811

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 6.06	$ 11.68	$ 9.46	$ 8.54	$ 7.75
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .06)	(0 .06)	(0 .09)	(0 .10)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	0 .91	(4 .69)	2 .71	1 .02	0 .88

Total From Investment Operations	0.85	(4.75)	2.62	0.92	0.79
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .87)	(0 .40)	–	–

Total Dividends and Distributions	–	(0.87)	(0.40)	–	–

Net Asset Value, End of Period	$ 6.91	$ 6.06	$ 11.68	$ 9.46	$ 8.54

Total Return	14 .03%	(43 .72)%	28 .64%	10 .77%	10.19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,124	$ 4,123	$ 8,766	$ 5,360	$ 4,522
Ratio of Expenses to Average Net Assets	1 .36%(c)	1.38%	1.36%	1.36%	1.36%
Ratio of Net Investment Income to Average Net Assets	(0 .97)%	(0 .72)%	(0 .88)%	(1 .07)%	(1 .11)%
Portfolio Turnover Rate	159 .5%	115 .5%	85 .0%	100 .3%	91.5%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Reflects Manager's contractual expense limit.

(d)	Excludes expense reimbursement from Manager and/or Underwriter.

(e)	Excludes expense reimbursement from Manager.

See accompanying notes.

812

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND II

Class J shares

Net Asset Value, Beginning of Period	$ 4.99	$ 9.31	$ 8.68	$ 8.19	$ 7.54
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .06)	(0 .10)	(0 .12)	(0 .13)	(0 .14)
Net Realized and Unrealized Gain (Loss) on Investments	0 .36	(3 .68)	1 .45	1 .10	1 .01

Total From Investment Operations	0.30	(3.78)	1.33	0.97	0.87
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	(0.22)

Net Asset Value, End of Period	$ 5.29	$ 4.99	$ 9.31	$ 8.68	$ 8.19

Total Return(b)	6 .01%	(42 .82)%	16 .33%	12 .12%	11.63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,907	$ 14,841	$ 27,431	$ 18,405	$ 9,483
Ratio of Expenses to Average Net Assets	1 .59%	1 .85%	1 .84%	1 .93%	2.05%
Ratio of Gross Expenses to Average Net Assets(c)	1 .98%	–	–	–	2 .14%
Ratio of Net Investment Income to Average Net Assets	(1 .23)%	(1 .44)%	(1 .39)%	(1 .55)%	(1 .78)%
Portfolio Turnover Rate	131 .8%	78 .0%	62 .9%	80 .7%	53 .4%(d)

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND II

Institutional shares

Net Asset Value, Beginning of Period	$ 5.66	$ 10.39	$ 9.54	$ 8.88	$ 8.08
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .04)	(0 .05)	(0 .05)	(0 .06)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	0 .41	(4 .14)	1 .60	1 .20	1 .08

Total From Investment Operations	0.37	(4.19)	1.55	1.14	1.02
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	(0.22)

Net Asset Value, End of Period	$ 6.03	$ 5.66	$ 10.39	$ 9.54	$ 8.88

Total Return	6 .54%	(42 .29)%	17 .22%	13 .13%	12.73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 271,187	$ 279,437	$ 577,388	$ 524,636	$ 387,864
Ratio of Expenses to Average Net Assets	1 .01%(e)	1.01%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	(0 .65)%	(0 .60)%	(0 .54)%	(0 .62)%	(0 .72)%
Portfolio Turnover Rate	131 .8%	78 .0%	62 .9%	80 .7%	53 .4%(d)

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND II

R-1 shares

Net Asset Value, Beginning of Period	$ 5.45	$ 10.12	$ 9.38	$ 8.81	$ 8.10
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .08)	(0 .12)	(0 .14)	(0 .14)	(0 .14)
Net Realized and Unrealized Gain (Loss) on Investments	0 .39	(4 .01)	1 .58	1 .19	1 .07

Total From Investment Operations	0.31	(4.13)	1.44	1.05	0.93
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	(0.22)

Net Asset Value, End of Period	$ 5.76	$ 5.45	$ 10.12	$ 9.38	$ 8.81

Total Return	5 .69%	(42 .85)%	16 .29%	12 .17%	11.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,212	$ 1,187	$ 1,945	$ 770	$ 57
Ratio of Expenses to Average Net Assets	1 .89%(e)	1.89%	1.87%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	(1 .52)%	(1 .48)%	(1 .43)%	(1 .50)%	(1 .61)%
Portfolio Turnover Rate	131 .8%	78 .0%	62 .9%	80 .7%	53 .4%(d)

See accompanying notes.

813

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND II

R-2 shares

Net Asset Value, Beginning of Period	$ 5.25	$ 9.75	$ 9.06	$ 8.51	$ 7.81
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .07)	(0 .10)	(0 .12)	(0 .12)	(0 .12)
Net Realized and Unrealized Gain (Loss) on Investments	0 .37	(3 .86)	1 .51	1 .15	1 .04

Total From Investment Operations	0.30	(3.96)	1.39	1.03	0.92
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	(0.22)

Net Asset Value, End of Period	$ 5.55	$ 5.25	$ 9.75	$ 9.06	$ 8.51

Total Return	5 .71%	(42 .73)%	16 .31%	12 .37%	11.87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,173	$ 6,520	$ 15,348	$ 13,230	$ 10,398
Ratio of Expenses to Average Net Assets	1 .76%(e)	1.76%	1.74%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	(1 .39)%	(1 .35)%	(1 .29)%	(1 .37)%	(1 .47)%
Portfolio Turnover Rate	131 .8%	78 .0%	62 .9%	80 .7%	53 .4%(d)

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND II

R-3 shares

Net Asset Value, Beginning of Period	$ 5.40	$ 9.98	$ 9.24	$ 8.66	$ 7.93
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .06)	(0 .09)	(0 .10)	(0 .11)	(0 .11)
Net Realized and Unrealized Gain (Loss) on Investments	0 .37	(3 .95)	1 .54	1 .17	1 .06

Total From Investment Operations	0.31	(4.04)	1.44	1.06	0.95
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	(0.22)

Net Asset Value, End of Period	$ 5.71	$ 5.40	$ 9.98	$ 9.24	$ 8.66

Total Return	5 .74%	(42 .54)%	16 .55%	12 .52%	12.07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,620	$ 7,908	$ 17,704	$ 15,126	$ 10,969
Ratio of Expenses to Average Net Assets	1 .58%(e)	1.58%	1.56%	1.57%	1.57%
Ratio of Net Investment Income to Average Net Assets	(1 .21)%	(1 .17)%	(1 .11)%	(1 .19)%	(1 .30)%
Portfolio Turnover Rate	131 .8%	78 .0%	62 .9%	80 .7%	53 .4%(d)

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND II

R-4 shares

Net Asset Value, Beginning of Period	$ 5.47	$ 10.09	$ 9.31	$ 8.70	$ 7.96
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .05)	(0 .08)	(0 .09)	(0 .09)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	0 .38	(4 .00)	1 .57	1 .18	1 .05

Total From Investment Operations	0.33	(4.08)	1.48	1.09	0.96
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	(0.22)

Net Asset Value, End of Period	$ 5.80	$ 5.47	$ 10.09	$ 9.31	$ 8.70

Total Return	6 .03%	(42 .47)%	16 .87%	12 .81%	12.15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,824	$ 5,468	$ 9,794	$ 5,463	$ 1,739
Ratio of Expenses to Average Net Assets	1 .39%(e)	1.39%	1.37%	1.38%	1.38%
Ratio of Net Investment Income to Average Net Assets	(1 .03)%	(0 .98)%	(0 .93)%	(0 .99)%	(1 .11)%
Portfolio Turnover Rate	131 .8%	78 .0%	62 .9%	80 .7%	53 .4%(d)

See accompanying notes.

814

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SMALLCAP GROWTH FUND II

R-5 shares

Net Asset Value, Beginning of Period	$ 5.54	$ 10.21	$ 9.41	$ 8.78	$ 8.01
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .05)	(0 .07)	(0 .08)	(0 .08)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	0 .39	(4 .06)	1 .58	1 .19	1 .07

Total From Investment Operations	0.34	(4.13)	1.50	1.11	0.99
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	(0.22)

Net Asset Value, End of Period	$ 5.88	$ 5.54	$ 10.21	$ 9.41	$ 8.78

Total Return	6 .14%	(42 .46)%	16 .91%	12 .93%	12.46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,391	$ 18,828	$ 40,400	$ 28,224	$ 10,930
Ratio of Expenses to Average Net Assets	1 .27%(e)	1.27%	1.25%	1.26%	1.26%
Ratio of Net Investment Income to Average Net Assets	(0 .91)%	(0 .86)%	(0 .80)%	(0 .88)%	(0 .99)%
Portfolio Turnover Rate	131 .8%	78 .0%	62 .9%	80 .7%	53 .4%(d)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

(d)	Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment. (e) Reflects Manager's contractual expense limit.

See accompanying notes.

815

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

SMALLCAP S&P 600 INDEX FUND

Class J shares

Net Asset Value, Beginning of Period	$ 11.48	$ 18.74	$ 17.99	$ 15.99	$ 14.40
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .04	0 .09	0 .05	0 .02	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .34	(5 .78)	1 .81	2 .36	2 .00

Total From Investment Operations	0.38	(5.69)	1.86	2.38	2.00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .05)	(0 .02)	–	(0 .05)
Distributions from Realized Gains	(0 .73)	(1 .52)	(1 .09)	(0 .38)	(0 .36)

Total Dividends and Distributions	(0.82)	(1.57)	(1.11)	(0.38)	(0.41)

Net Asset Value, End of Period	$ 11.04	$ 11.48	$ 18.74	$ 17.99	$ 15.99

Total Return(b)	4 .55%	(32 .80)%	10 .67%	15 .06%	13.99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 64,977	$ 60,133	$ 87,109	$ 73,824	$ 57,122
Ratio of Expenses to Average Net Assets	0 .93%	0 .84%	0 .82%	0 .89%	1.00%
Ratio of Gross Expenses to Average Net Assets(c)	0 .98%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .46%	0 .60%	0 .29%	0 .13%	0.01%
Portfolio Turnover Rate	22 .8%	58 .8%	62 .0%	56 .2%	43 .2%

	2009	2008	2007	2006	2005

SMALLCAP S&P 600 INDEX FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 11.91	$ 19.37	$ 18.58	$ 16.50	$ 14.73
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .12	0 .20	0 .18	0 .15	0 .14
Net Realized and Unrealized Gain (Loss) on Investments	0 .36	(5 .99)	1 .85	2 .44	2 .05

Total From Investment Operations	0.48	(5.79)	2.03	2.59	2.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .15)	(0 .15)	(0 .13)	(0 .06)
Distributions from Realized Gains	(0 .73)	(1 .52)	(1 .09)	(0 .38)	(0 .36)

Total Dividends and Distributions	(0.91)	(1.67)	(1.24)	(0.51)	(0.42)

Net Asset Value, End of Period	$ 11.48	$ 11.91	$ 19.37	$ 18.58	$ 16.50

Total Return	5 .40%	(32 .33)%	11 .40%	15 .95%	15.00%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 201,800	$ 194,154	$ 235,208	$ 165,346	$ 99,202
Ratio of Expenses to Average Net Assets	0 .19%	0 .16%	0 .15%	0 .15%	0.15%
Ratio of Gross Expenses to Average Net Assets(d)	0 .22%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .18%	1 .28%	0 .96%	0 .87%	0.86%
Portfolio Turnover Rate	22 .8%	58 .8%	62 .0%	56 .2%	43 .2%

	2009	2008	2007	2006	2005

SMALLCAP S&P 600 INDEX FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 11.77	$ 19.18	$ 18.41	$ 16.37	$ 14.81
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .03	0 .06	0 .01	–	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .37	(5 .94)	1 .85	2 .42	1 .97

Total From Investment Operations	0.40	(5.88)	1.86	2.42	1.97
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .01)	–	–	(0 .05)
Distributions from Realized Gains	(0 .73)	(1 .52)	(1 .09)	(0 .38)	(0 .36)

Total Dividends and Distributions	(0.80)	(1.53)	(1.09)	(0.38)	(0.41)

Net Asset Value, End of Period	$ 11.37	$ 11.77	$ 19.18	$ 18.41	$ 16.37

Total Return	4 .57%	(32 .98)%	10 .44%	14 .96%	13.40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,360	$ 3,290	$ 4,520	$ 1,949	$ 122
Ratio of Expenses to Average Net Assets	1 .04%	1 .04%	1 .03%	1 .03%	1.03%
Ratio of Net Investment Income to Average Net Assets	0 .31%	0 .40%	0 .08%	(0 .01)%	0 .01%
Portfolio Turnover Rate	22 .8%	58 .8%	62 .0%	56 .2%	43 .2%

See accompanying notes.

816

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SMALLCAP S&P 600 INDEX FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 11.94	$ 19.42	$ 18.61	$ 16.53	$ 14.86
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .05	0 .08	0 .04	0 .02	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .36	(6 .01)	1 .87	2 .44	2 .06

Total From Investment Operations	0.41	(5.93)	1.91	2.46	2.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .03)	(0 .01)	–	(0 .05)
Distributions from Realized Gains	(0 .73)	(1 .52)	(1 .09)	(0 .38)	(0 .36)

Total Dividends and Distributions	(0.81)	(1.55)	(1.10)	(0.38)	(0.41)

Net Asset Value, End of Period	$ 11.54	$ 11.94	$ 19.42	$ 18.61	$ 16.53

Total Return	4 .58%	(32 .85)%	10 .61%	15 .06%	14.11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,679	$ 14,810	$ 25,125	$ 22,868	$ 16,875
Ratio of Expenses to Average Net Assets	0 .91%	0 .91%	0 .90%	0 .90%	0.90%
Ratio of Net Investment Income to Average Net Assets	0 .46%	0 .53%	0 .21%	0 .12%	0.10%
Portfolio Turnover Rate	22 .8%	58 .8%	62 .0%	56 .2%	43 .2%

	2009	2008	2007	2006	2005

SMALLCAP S&P 600 INDEX FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 12.04	$ 19.57	$ 18.75	$ 16.65	$ 14.94
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .07	0 .11	0 .07	0 .05	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	0 .36	(6 .06)	1 .88	2 .46	2 .07

Total From Investment Operations	0.43	(5.95)	1.95	2.51	2.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .06)	(0 .04)	(0 .03)	(0 .05)
Distributions from Realized Gains	(0 .73)	(1 .52)	(1 .09)	(0 .38)	(0 .36)

Total Dividends and Distributions	(0.84)	(1.58)	(1.13)	(0.41)	(0.41)

Net Asset Value, End of Period	$ 11.63	$ 12.04	$ 19.57	$ 18.75	$ 16.65

Total Return	4 .78%	(32 .74)%	10 .78%	15 .26%	14.32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 41,150	$ 34,569	$ 50,068	$ 34,153	$ 24,278
Ratio of Expenses to Average Net Assets	0 .73%	0 .73%	0 .72%	0 .72%	0.72%
Ratio of Net Investment Income to Average Net Assets	0 .65%	0 .71%	0 .39%	0 .30%	0.29%
Portfolio Turnover Rate	22 .8%	58 .8%	62 .0%	56 .2%	43 .2%

	2009	2008	2007	2006	2005

SMALLCAP S&P 600 INDEX FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 12.13	$ 19.70	$ 18.87	$ 16.75	$ 15.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .09	0 .14	0 .11	0 .09	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	0 .36	(6 .10)	1 .89	2 .47	2 .08

Total From Investment Operations	0.45	(5.96)	2.00	2.56	2.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .09)	(0 .08)	(0 .06)	(0 .05)
Distributions from Realized Gains	(0 .73)	(1 .52)	(1 .09)	(0 .38)	(0 .36)

Total Dividends and Distributions	(0.87)	(1.61)	(1.17)	(0.44)	(0.41)

Net Asset Value, End of Period	$ 11.71	$ 12.13	$ 19.70	$ 18.87	$ 16.75

Total Return	4 .98%	(32 .61)%	10 .99%	15 .51%	14.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,218	$ 20,987	$ 17,278	$ 12,791	$ 7,214
Ratio of Expenses to Average Net Assets	0 .54%	0 .54%	0 .53%	0 .53%	0.53%
Ratio of Net Investment Income to Average Net Assets	0 .83%	0 .90%	0 .59%	0 .49%	0.48%
Portfolio Turnover Rate	22 .8%	58 .8%	62 .0%	56 .2%	43 .2%

See accompanying notes.

817

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SMALLCAP S&P 600 INDEX FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 12.15	$ 19.74	$ 18.90	$ 16.78	$ 15.01
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .10	0 .16	0 .13	0 .11	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	0 .38	(6 .12)	1 .90	2 .47	2 .08

Total From Investment Operations	0.48	(5.96)	2.03	2.58	2.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .11)	(0 .10)	(0 .08)	(0 .05)
Distributions from Realized Gains	(0 .73)	(1 .52)	(1 .09)	(0 .38)	(0 .36)

Total Dividends and Distributions	(0.88)	(1.63)	(1.19)	(0.46)	(0.41)

Net Asset Value, End of Period	$ 11.75	$ 12.15	$ 19.74	$ 18.90	$ 16.78

Total Return	5 .17%	(32 .56)%	11 .16%	15 .63%	14.69%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 71,575	$ 57,389	$ 90,876	$ 76,595	$ 50,828
Ratio of Expenses to Average Net Assets	0 .42%	0 .42%	0 .41%	0 .41%	0.41%
Ratio of Net Investment Income to Average Net Assets	0 .95%	1 .01%	0 .70%	0 .61%	0.59%
Portfolio Turnover Rate	22 .8%	58 .8%	62 .0%	56 .2%	43 .2%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

(d)	Excludes expense reimbursement from Manager.

See accompanying notes.

818

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND

Class J shares

Net Asset Value, Beginning of Period	$ 11.91	$ 18.27	$ 18.67	$ 17.02	$ 15.88
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .05	0 .04	0 .06	0 .01	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(0 .72)	(4 .99)	0 .43	2 .92	2 .57

Total From Investment Operations	(0.67)	(4.95)	0.49	2.93	2.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .08)	–	–	–
Distributions from Realized Gains	–	(1 .33)	(0 .89)	(1 .28)	(1 .40)

Total Dividends and Distributions	(0.01)	(1.41)	(0.89)	(1.28)	(1.40)

Net Asset Value, End of Period	$ 11.23	$ 11.91	$ 18.27	$ 18.67	$ 17.02

Total Return(b)	(5 .59)%	(29 .08)%	2 .57%	18 .12%	16.63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 36,827	$ 43,601	$ 70,236	$ 67,102	$ 46,466
Ratio of Expenses to Average Net Assets	1 .46%	1 .38%	1 .41%	1 .47%	1.56%
Ratio of Gross Expenses to Average Net Assets(c)	1 .51%	–	–	1 .47%	1.56%
Ratio of Net Investment Income to Average Net Assets	0 .47%	0 .30%	0 .32%	0 .07%	(0.19)%
Portfolio Turnover Rate	97 .2%	101 .9%	112 .8%(d)	97.9%	133.7%

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 12.37	$ 18.91	$ 19.32	$ 17.54	$ 16.20
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .12	0 .14	0 .18	0 .14	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	(0 .75)	(5 .17)	0 .44	3 .01	2 .63

Total From Investment Operations	(0.63)	(5.03)	0.62	3.15	2.74
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .18)	(0 .14)	(0 .09)	–
Distributions from Realized Gains	–	(1 .33)	(0 .89)	(1 .28)	(1 .40)

Total Dividends and Distributions	(0.10)	(1.51)	(1.03)	(1.37)	(1.40)

Net Asset Value, End of Period	$ 11.64	$ 12.37	$ 18.91	$ 19.32	$ 17.54

Total Return	(5 .01)%	(28 .61)%	3 .17%	18 .99%	17.61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 304,482	$ 329,103	$ 443,376	$ 105,863	$ 46,908
Ratio of Expenses to Average Net Assets	0 .78%	0 .76%	0 .75%	0 .75%	0.75%
Ratio of Net Investment Income to Average Net Assets	1 .14%	0 .91%	0 .92%	0 .79%	0.64%
Portfolio Turnover Rate	97 .2%	101 .9%	112 .8%(d)	97.9%	133.7%

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 12.17	$ 18.63	$ 19.07	$ 17.39	$ 16.29
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .03	–	0 .02	(0 .02)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(0 .73)	(5 .09)	0 .43	2 .98	2 .54

Total From Investment Operations	(0.70)	(5.09)	0.45	2.96	2.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .04)	–	–	–
Distributions from Realized Gains	–	(1 .33)	(0 .89)	(1 .28)	(1 .40)

Total Dividends and Distributions	(0.01)	(1.37)	(0.89)	(1.28)	(1.40)

Net Asset Value, End of Period	$ 11.46	$ 12.17	$ 18.63	$ 19.07	$ 17.39

Total Return	(5 .79)%	(29 .23)%	2 .29%	17 .90%	15.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,637	$ 1,261	$ 1,431	$ 1,058	$ 12
Ratio of Expenses to Average Net Assets	1 .64%	1 .64%	1 .63%	1 .63%	1.63%
Ratio of Net Investment Income to Average Net Assets	0 .27%	0 .03%	0 .10%	(0 .09)%	(0 .27)%
Portfolio Turnover Rate	97 .2%	101 .9%	112 .8%(d)	97.9%	133.7%

See accompanying notes.

819

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 12.17	$ 18.63	$ 19.05	$ 17.35	$ 16.14
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .04	0 .03	0 .05	0 .01	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(0 .73)	(5 .10)	0 .42	2 .97	2 .63

Total From Investment Operations	(0.69)	(5.07)	0.47	2.98	2.61
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .06)	–	–	–
Distributions from Realized Gains	–	(1 .33)	(0 .89)	(1 .28)	(1 .40)

Total Dividends and Distributions	–	(1.39)	(0.89)	(1.28)	(1.40)

Net Asset Value, End of Period	$ 11.48	$ 12.17	$ 18.63	$ 19.05	$ 17.35

Total Return	(5 .67)%	(29 .14)%	2 .40%	18 .07%	16.81%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,538	$ 5,716	$ 8,117	$ 6,641	$ 3,266
Ratio of Expenses to Average Net Assets	1 .51%	1 .51%	1 .50%	1 .50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0 .41%	0 .17%	0 .24%	0 .04%	(0.13)%
Portfolio Turnover Rate	97 .2%	101 .9%	112 .8%(d)	97.9%	133.7%

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 12.30	$ 18.83	$ 19.23	$ 17.47	$ 16.22
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .06	0 .05	0 .08	0 .04	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	(0 .73)	(5 .16)	0 .43	3 .00	2 .64

Total From Investment Operations	(0.67)	(5.11)	0.51	3.04	2.65
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .09)	(0 .02)	–	–
Distributions from Realized Gains	–	(1 .33)	(0 .89)	(1 .28)	(1 .40)

Total Dividends and Distributions	(0.03)	(1.42)	(0.91)	(1.28)	(1.40)

Net Asset Value, End of Period	$ 11.60	$ 12.30	$ 18.83	$ 19.23	$ 17.47

Total Return	(5 .47)%	(29 .08)%	2 .62%	18 .30%	16.98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,143	$ 9,695	$ 14,069	$ 9,385	$ 6,033
Ratio of Expenses to Average Net Assets	1 .33%	1 .33%	1 .32%	1 .32%	1.32%
Ratio of Net Investment Income to Average Net Assets	0 .55%	0 .35%	0 .40%	0 .21%	0.05%
Portfolio Turnover Rate	97 .2%	101 .9%	112 .8%(d)	97.9%	133.7%

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 12.38	$ 18.93	$ 19.34	$ 17.56	$ 16.27
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .09	0 .08	0 .12	0 .07	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	(0 .74)	(5 .18)	0 .42	3 .02	2 .65

Total From Investment Operations	(0.65)	(5.10)	0.54	3.09	2.69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .12)	(0 .06)	(0 .03)	–
Distributions from Realized Gains	–	(1 .33)	(0 .89)	(1 .28)	(1 .40)

Total Dividends and Distributions	(0.06)	(1.45)	(0.95)	(1.31)	(1.40)

Net Asset Value, End of Period	$ 11.67	$ 12.38	$ 18.93	$ 19.34	$ 17.56

Total Return	(5 .26)%	(28 .90)%	2 .76%	18 .52%	17.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,368	$ 7,085	$ 8,026	$ 4,406	$ 583
Ratio of Expenses to Average Net Assets	1 .14%	1 .14%	1 .13%	1 .13%	1.13%
Ratio of Net Investment Income to Average Net Assets	0 .79%	0 .53%	0 .60%	0 .39%	0.26%
Portfolio Turnover Rate	97 .2%	101 .9%	112 .8%(d)	97.9%	133.7%

See accompanying notes.

820

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 12.44	$ 19.02	$ 19.42	$ 17.63	$ 16.31
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .10	0 .10	0 .13	0 .10	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	(0 .75)	(5 .21)	0 .45	3 .02	2 .66

Total From Investment Operations	(0.65)	(5.11)	0.58	3.12	2.72
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .14)	(0 .09)	(0 .05)	–
Distributions from Realized Gains	–	(1 .33)	(0 .89)	(1 .28)	(1 .40)

Total Dividends and Distributions	(0.06)	(1.47)	(0.98)	(1.33)	(1.40)

Net Asset Value, End of Period	$ 11.73	$ 12.44	$ 19.02	$ 19.42	$ 17.63

Total Return	(5 .17)%	(28 .84)%	2 .93%	18 .64%	17.35%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 23,867	$ 25,204	$ 37,447	$ 18,180	$ 10,672
Ratio of Expenses to Average Net Assets	1 .02%	1 .02%	1 .01%	1 .01%	1.01%
Ratio of Net Investment Income to Average Net Assets	0 .90%	0 .66%	0 .70%	0 .53%	0.37%
Portfolio Turnover Rate	97 .2%	101 .9%	112 .8%(d)	97.9%	133.7%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Underwriter.

(d)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.

See accompanying notes.

821

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 11.16	$ 18.42	$ 18.99	$ 17.37	$ 15.95
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .10	0 .15	0 .11	0 .10	0 .09
Net Realized and Unrealized Gain (Loss) on Investments	(0 .30)	(5 .93)	0 .46	2 .90	2 .26

Total From Investment Operations	(0.20)	(5.78)	0.57	3.00	2.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .12)	(0 .09)	(0 .07)	(0 .03)
Distributions from Realized Gains	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)

Total Dividends and Distributions	(0.14)	(1.48)	(1.14)	(1.38)	(0.93)

Net Asset Value, End of Period	$ 10.82	$ 11.16	$ 18.42	$ 18.99	$ 17.37

Total Return	(1 .69)%	(33 .76)%	2 .97%	18 .31%	15.04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 189,525	$ 280,140	$ 394,734	$ 357,882	$ 202,697
Ratio of Expenses to Average Net Assets	1 .03%(b)	1.02%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	1 .06%	1 .06%	0 .60%	0 .57%	0.52%
Portfolio Turnover Rate	76 .2%	55 .9%	63 .2%	60 .4%	43 .1%

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 10.94	$ 18.11	$ 18.75	$ 17.24	$ 16.04
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .01	0 .02	(0 .05)	(0 .05)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(0 .29)	(5 .83)	0 .46	2 .87	2 .17

Total From Investment Operations	(0.28)	(5.81)	0.41	2.82	2.12
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .02)
Distributions from Realized Gains	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)

Total Dividends and Distributions	–	(1.36)	(1.05)	(1.31)	(0.92)

Net Asset Value, End of Period	$ 10.66	$ 10.94	$ 18.11	$ 18.75	$ 17.24

Total Return	(2 .56)%	(34 .37)%	2 .11%	17 .26%	13.45%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,852	$ 1,509	$ 2,937	$ 2,490	$ 130
Ratio of Expenses to Average Net Assets	1 .89%(b)	1.90%	1.88%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	0 .15%	0 .17%	(0 .28)%	(0 .29)%	(0 .30)%
Portfolio Turnover Rate	76 .2%	55 .9%	63 .2%	60 .4%	43 .1%

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 10.84	$ 17.94	$ 18.57	$ 17.07	$ 15.78
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .03	0 .04	(0 .03)	(0 .03)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(0 .30)	(5 .77)	0 .45	2 .84	2 .25

Total From Investment Operations	(0.27)	(5.73)	0.42	2.81	2.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	(0 .01)	–	–	(0 .02)
Distributions from Realized Gains	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)

Total Dividends and Distributions	(0.02)	(1.37)	(1.05)	(1.31)	(0.92)

Net Asset Value, End of Period	$ 10.55	$ 10.84	$ 17.94	$ 18.57	$ 17.07

Total Return	(2 .44)%	(34 .25)%	2 .18%	17 .39%	14.27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,528	$ 6,494	$ 12,723	$ 19,158	$ 14,395
Ratio of Expenses to Average Net Assets	1 .77%(b)	1.77%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	0 .31%	0 .31%	(0 .16)%	(0 .19)%	(0 .23)%
Portfolio Turnover Rate	76 .2%	55 .9%	63 .2%	60 .4%	43 .1%

See accompanying notes.

822

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 10.95	$ 18.11	$ 18.70	$ 17.15	$ 15.83
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .05	0 .07	0 .01	–	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(0 .31)	(5 .83)	0 .45	2 .86	2 .25

Total From Investment Operations	(0.26)	(5.76)	0.46	2.86	2.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .04)	–	–	(0 .02)
Distributions from Realized Gains	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)

Total Dividends and Distributions	(0.06)	(1.40)	(1.05)	(1.31)	(0.92)

Net Asset Value, End of Period	$ 10.63	$ 10.95	$ 18.11	$ 18.70	$ 17.15

Total Return	(2 .30)%	(34 .15)%	2 .39%	17 .62%	14.43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,191	$ 11,309	$ 19,382	$ 22,791	$ 12,127
Ratio of Expenses to Average Net Assets	1 .59%(b)	1.59%	1.57%	1.57%	1.57%
Ratio of Net Investment Income to Average Net Assets	0 .52%	0 .50%	0 .03%	0 .00%	(0.05)%
Portfolio Turnover Rate	76 .2%	55 .9%	63 .2%	60 .4%	43 .1%

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 11.07	$ 18.28	$ 18.85	$ 17.25	$ 15.90
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .06	0 .10	0 .04	0 .04	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	(0 .29)	(5 .89)	0 .46	2 .88	2 .25

Total From Investment Operations	(0.23)	(5.79)	0.50	2.92	2.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .06)	(0 .02)	(0 .01)	(0 .03)
Distributions from Realized Gains	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)

Total Dividends and Distributions	(0.09)	(1.42)	(1.07)	(1.32)	(0.93)

Net Asset Value, End of Period	$ 10.75	$ 11.07	$ 18.28	$ 18.85	$ 17.25

Total Return	(2 .05)%	(33 .99)%	2 .57%	17 .87%	14.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,037	$ 5,929	$ 9,045	$ 4,794	$ 2,269
Ratio of Expenses to Average Net Assets	1 .40%(b)	1.40%	1.38%	1.38%	1.38%
Ratio of Net Investment Income to Average Net Assets	0 .67%	0 .67%	0 .22%	0 .20%	0.15%
Portfolio Turnover Rate	76 .2%	55 .9%	63 .2%	60 .4%	43 .1%

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 11.10	$ 18.32	$ 18.89	$ 17.29	$ 15.91
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .08	0 .11	0 .07	0 .06	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	(0 .32)	(5 .89)	0 .45	2 .88	2 .27

Total From Investment Operations	(0.24)	(5.78)	0.52	2.94	2.31
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .08)	(0 .04)	(0 .03)	(0 .03)
Distributions from Realized Gains	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)

Total Dividends and Distributions	(0.10)	(1.44)	(1.09)	(1.34)	(0.93)

Net Asset Value, End of Period	$ 10.76	$ 11.10	$ 18.32	$ 18.89	$ 17.29

Total Return	(2 .05)%	(33 .89)%	2 .69%	17 .97%	14.78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,870	$ 15,237	$ 26,176	$ 19,682	$ 11,704
Ratio of Expenses to Average Net Assets	1 .28%(b)	1.28%	1.26%	1.26%	1.26%
Ratio of Net Investment Income to Average Net Assets	0 .78%	0 .79%	0 .35%	0 .31%	0.26%
Portfolio Turnover Rate	76 .2%	55 .9%	63 .2%	60 .4%	43 .1%

(a)	Calculated based on average shares outstanding during the period.

(b)	Reflects Manager's contractual expense limit.

See accompanying notes.

823

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2009(a)

SMALLCAP VALUE FUND II

Class J shares

Net Asset Value, Beginning of Period	$ 4.14
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	2 .72

Total From Investment Operations	2.70

Net Asset Value, End of Period	$ 6.84

Total Return(c)	65 .22%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,791
Ratio of Expenses to Average Net Assets	1 .93%(e),(f)
Ratio of Gross Expenses to Average Net Assets(g)	2 .61%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .52)%(e)
Portfolio Turnover Rate	79 .1%(e)

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND II

Institutional shares

Net Asset Value, Beginning of Period	$ 6.97	$ 13.07	$ 13.98	$ 12.12	$ 10.35
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .05	0 .04	0 .06	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .50	(4 .36)	0 .42	2 .36	1 .81

Total From Investment Operations	0.53	(4.31)	0.46	2.42	1.81
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .03)	(0 .07)	–	–
Distributions from Realized Gains	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)

Total Dividends and Distributions	(0.63)	(1.79)	(1.37)	(0.56)	(0.04)

Net Asset Value, End of Period	$ 6.87	$ 6.97	$ 13.07	$ 13.98	$ 12.12

Total Return	10 .02%	(37 .60)%	3 .28%	20 .61%	17.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 319,448	$ 160,758	$ 343,408	$ 359,928	$ 293,375
Ratio of Expenses to Average Net Assets	1 .01%(f)	1.02%	1.00%	1.00%	1.00%
Ratio of Gross Expenses to Average Net Assets(h)	1 .03%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .43%	0 .57%	0 .27%	0 .49%	(0.03)%
Portfolio Turnover Rate	79 .1%	61 .6%	58 .7%	40 .4%	50 .8%

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND II

R-1 shares

Net Asset Value, Beginning of Period	$ 6.75	$ 12.78	$ 13.75	$ 12.02	$ 10.40
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	(0 .03)	(0 .09)	(0 .04)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	0 .50	(4 .24)	0 .42	2 .33	1 .76

Total From Investment Operations	0.47	(4.27)	0.33	2.29	1.66
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)

Total Dividends and Distributions	(0.58)	(1.76)	(1.30)	(0.56)	(0.04)

Net Asset Value, End of Period	$ 6.64	$ 6.75	$ 12.78	$ 13.75	$ 12.02

Total Return	9 .18%	(38 .13)%	2 .32%	19 .67%	15.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 741	$ 229	$ 321	$ 129	$ 12
Ratio of Expenses to Average Net Assets	1 .88%(f)	1.90%	1.88%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	(0 .45)%	(0 .33)%	(0 .72)%	(0 .34)%	(0 .85)%
Portfolio Turnover Rate	79 .1%	61 .6%	58 .7%	40 .4%	50 .8%

See accompanying notes.

824

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND II

R-2 shares

Net Asset Value, Beginning of Period	$ 6.76	$ 12.77	$ 13.72	$ 11.99	$ 10.32
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	(0 .02)	(0 .07)	(0 .03)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	0 .49	(4 .23)	0 .42	2 .32	1 .80

Total From Investment Operations	0.47	(4.25)	0.35	2.29	1.71
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)

Total Dividends and Distributions	(0.58)	(1.76)	(1.30)	(0.56)	(0.04)

Net Asset Value, End of Period	$ 6.65	$ 6.76	$ 12.77	$ 13.72	$ 11.99

Total Return	9 .16%	(37 .99)%	2 .49%	19 .72%	16.58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,226	$ 857	$ 1,721	$ 705	$ 503
Ratio of Expenses to Average Net Assets	1 .75%(f)	1.77%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	(0 .31)%	(0 .18)%	(0 .56)%	(0 .27)%	(0 .75)%
Portfolio Turnover Rate	79 .1%	61 .6%	58 .7%	40 .4%	50 .8%

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND II

R-3 shares

Net Asset Value, Beginning of Period	$ 6.83	$ 12.87	$ 13.79	$ 12.03	$ 10.33
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	–	(0 .08)	(0 .01)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	0 .50	(4 .28)	0 .46	2 .33	1 .81

Total From Investment Operations	0.49	(4.28)	0.38	2.32	1.74
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–
Distributions from Realized Gains	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)

Total Dividends and Distributions	(0.58)	(1.76)	(1.30)	(0.56)	(0.04)

Net Asset Value, End of Period	$ 6.74	$ 6.83	$ 12.87	$ 13.79	$ 12.03

Total Return	9 .42%	(37 .92)%	2 .71%	19 .91%	16.85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,045	$ 5,552	$ 12,654	$ 3,772	$ 3,235
Ratio of Expenses to Average Net Assets	1 .57%(f)	1.59%	1.57%	1.57%	1.57%
Ratio of Net Investment Income to Average Net Assets	(0 .13)%	0 .00%	(0 .60)%	(0 .10)%	(0 .62)%
Portfolio Turnover Rate	79 .1%	61 .6%	58 .7%	40 .4%	50 .8%

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND II

R-4 shares

Net Asset Value, Beginning of Period	$ 6.88	$ 12.94	$ 13.85	$ 12.05	$ 10.34
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	0 .02	(0 .02)	0 .01	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	0 .51	(4 .32)	0 .42	2 .35	1 .81

Total From Investment Operations	0.51	(4.30)	0.40	2.36	1.75
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	–	(0 .01)	–	–
Distributions from Realized Gains	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)

Total Dividends and Distributions	(0.61)	(1.76)	(1.31)	(0.56)	(0.04)

Net Asset Value, End of Period	$ 6.78	$ 6.88	$ 12.94	$ 13.85	$ 12.05

Total Return	9 .71%	(37 .85)%	2 .89%	20 .22%	16.95%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,456	$ 1,973	$ 1,993	$ 1,231	$ 669
Ratio of Expenses to Average Net Assets	1 .38%(f)	1.40%	1.38%	1.38%	1.38%
Ratio of Net Investment Income to Average Net Assets	0 .08%	0 .18%	(0 .15)%	0 .10%	(0.56)%
Portfolio Turnover Rate	79 .1%	61 .6%	58 .7%	40 .4%	50 .8%

See accompanying notes.

825

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

SMALLCAP VALUE FUND II

R-5 shares

Net Asset Value, Beginning of Period	$ 6.92	$ 12.99	$ 13.90	$ 12.08	$ 10.34
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01	0 .03	(0 .02)	0 .03	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	0 .51	(4 .33)	0 .44	2 .35	1 .81

Total From Investment Operations	0.52	(4.30)	0.42	2.38	1.78
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .01)	(0 .03)	–	–
Distributions from Realized Gains	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)

Total Dividends and Distributions	(0.62)	(1.77)	(1.33)	(0.56)	(0.04)

Net Asset Value, End of Period	$ 6.82	$ 6.92	$ 12.99	$ 13.90	$ 12.08

Total Return	9 .76%	(37 .75)%	3 .02%	20 .34%	17.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,404	$ 4,026	$ 3,703	$ 1,170	$ 123
Ratio of Expenses to Average Net Assets	1 .26%(f)	1.28%	1.26%	1.26%	1.26%
Ratio of Net Investment Income to Average Net Assets	0 .19%	0 .28%	(0 .18)%	0 .23%	(0.28)%
Portfolio Turnover Rate	79 .1%	61 .6%	58 .7%	40 .4%	50 .8%
(a)	Period from March 2, 2009, date operations commenced, through October 31, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

826

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

ULTRA SHORT BOND FUND

Class J shares

Net Asset Value, Beginning of Period	$ 7.67	$ 9.48	$ 9.99	$ 9.97	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .15	0 .36	0 .48	0 .41	0 .20
Net Realized and Unrealized Gain (Loss) on Investments	(0 .66)	(1 .81)	(0 .50)	0 .01	(0 .03)

Total From Investment Operations	(0.51)	(1.45)	(0.02)	0.42	0.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .36)	(0 .49)	(0 .40)	(0 .20)

Total Dividends and Distributions	(0.15)	(0.36)	(0.49)	(0.40)	(0.20)

Net Asset Value, End of Period	$ 7.01	$ 7.67	$ 9.48	$ 9.99	$ 9.97

Total Return(b)	(6 .59)%	(15 .66)%	(0 .44)%	4 .31%	1.77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,554	$ 22,179	$ 33,820	$ 37,801	$ 38,214
Ratio of Expenses to Average Net Assets	0 .79%	1 .07%	1 .10%	1 .18%	1.16%
Ratio of Gross Expenses to Average Net Assets	0 .80%(c)	–	–	1.18%(c)	1.16%(c)
Ratio of Net Investment Income to Average Net Assets	2 .18%	4 .12%	4 .84%	4 .08%	2.02%
Portfolio Turnover Rate	17 .2%	14 .8%	46 .5%	49 .0%	54 .9%

	2009	2008	2007	2006	2005

ULTRA SHORT BOND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.72	$ 9.55	$ 10.06	$ 10.05	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .18	0 .41	0 .55	0 .50	0 .25
Net Realized and Unrealized Gain (Loss) on Investments	(0 .66)	(1 .82)	(0 .51)	(0 .01)	0 .09

Total From Investment Operations	(0.48)	(1.41)	0.04	0.49	0.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .42)	(0 .55)	(0 .48)	(0 .29)

Total Dividends and Distributions	(0.18)	(0.42)	(0.55)	(0.48)	(0.29)

Net Asset Value, End of Period	$ 7.06	$ 7.72	$ 9.55	$ 10.06	$ 10.05

Total Return	(6 .24)%	(15 .15)%	0 .31%	4 .98%	3.40%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 112,989	$ 126,881	$ 138,500	$ 192,510	$ 13
Ratio of Expenses to Average Net Assets	0 .41%	0 .41%	0 .40%	0 .40%	0.40%
Ratio of Gross Expenses to Average Net Assets	0 .41%(c)	–	–%	–%	–%
Ratio of Net Investment Income to Average Net Assets	2 .47%	4 .75%	5 .51%	4 .97%	2.52%
Portfolio Turnover Rate	17 .2%	14 .8%	46 .5%	49 .0%	54 .9%

	2009	2008	2007	2006	2005

ULTRA SHORT BOND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 7.67	$ 9.48	$ 9.99	$ 9.97	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .13	0 .33	0 .46	0 .40	0 .19
Net Realized and Unrealized Gain (Loss) on Investments	(0 .65)	(1 .80)	(0 .50)	0 .01	(0 .03)

Total From Investment Operations	(0.52)	(1.47)	(0.04)	0.41	(0.16)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .34)	(0 .47)	(0 .39)	(0 .19)

Total Dividends and Distributions	(0.14)	(0.34)	(0.47)	(0.39)	(0.19)

Net Asset Value, End of Period	$ 7.01	$ 7.67	$ 9.48	$ 9.99	$ 9.97

Total Return	(6 .78)%	(15 .85)%	(0 .58)%	4 .21%	1.63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10	$ 9	$ 11	$ 11	$ 10
Ratio of Expenses to Average Net Assets	0 .96%	1 .29%	1 .26%	1 .28%	1.28%
Ratio of Net Investment Income to Average Net Assets	1 .84%	3 .88%	4 .68%	3 .98%	1.91%
Portfolio Turnover Rate	17 .2%	14 .8%	46 .5%	49 .0%	54 .9%

See accompanying notes.

827

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

ULTRA SHORT BOND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 7.67	$ 9.48	$ 9.99	$ 9.97	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .14	0 .35	0 .47	0 .41	0 .21
Net Realized and Unrealized Gain (Loss) on Investments	(0 .65)	(1 .81)	(0 .49)	0 .01	(0 .03)

Total From Investment Operations	(0.51)	(1.46)	(0.02)	0.42	0.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .35)	(0 .49)	(0 .40)	(0 .21)

Total Dividends and Distributions	(0.15)	(0.35)	(0.49)	(0.40)	(0.21)

Net Asset Value, End of Period	$ 7.01	$ 7.67	$ 9.48	$ 9.99	$ 9.97

Total Return	(6 .71)%	(15 .73)%	(0 .45)%	4 .34%	1.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,307	$ 6,142	$ 8,180	$ 9,464	$ 9,036
Ratio of Expenses to Average Net Assets	0 .90%	1 .16%	1 .15%	1 .15%	1.15%
Ratio of Net Investment Income to Average Net Assets	2 .02%	4 .02%	4 .79%	4 .11%	2.09%
Portfolio Turnover Rate	17 .2%	14 .8%	46 .5%	49 .0%	54 .9%

	2009	2008	2007	2006	2005

ULTRA SHORT BOND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 7.69	$ 9.50	$ 10.01	$ 9.97	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .17	0 .36	0 .49	0 .41	0 .23
Net Realized and Unrealized Gain (Loss) on Investments	(0 .68)	(1 .80)	(0 .50)	0 .05	(0 .03)

Total From Investment Operations	(0.51)	(1.44)	(0.01)	0.46	0.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .37)	(0 .50)	(0 .42)	(0 .23)

Total Dividends and Distributions	(0.15)	(0.37)	(0.50)	(0.42)	(0.23)

Net Asset Value, End of Period	$ 7.03	$ 7.69	$ 9.50	$ 10.01	$ 9.97

Total Return	(6 .58)%	(15 .53)%	(0 .27)%	4 .73%	1.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,199	$ 2,413	$ 2,437	$ 2,500	$ 26,149
Ratio of Expenses to Average Net Assets	0 .77%	0 .98%	0 .97%	0 .97%	0.97%
Ratio of Net Investment Income to Average Net Assets	2 .34%	4 .19%	4 .98%	4 .08%	2.30%
Portfolio Turnover Rate	17 .2%	14 .8%	46 .5%	49 .0%	54 .9%

	2009	2008	2007	2006	2005

ULTRA SHORT BOND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 7.65	$ 9.46	$ 9.98	$ 9.96	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .15	0 .38	0 .51	0 .45	0 .19
Net Realized and Unrealized Gain (Loss) on Investments	(0 .65)	(1 .80)	(0 .51)	0 .01	0 .02

Total From Investment Operations	(0.50)	(1.42)	–	0.46	0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .39)	(0 .52)	(0 .44)	(0 .25)

Total Dividends and Distributions	(0.16)	(0.39)	(0.52)	(0.44)	(0.25)

Net Asset Value, End of Period	$ 6.99	$ 7.65	$ 9.46	$ 9.98	$ 9.96

Total Return	(6 .55)%	(15 .43)%	(0 .18)%	4 .73%	2.08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9	$ 9	$ 11	$ 11	$ 10
Ratio of Expenses to Average Net Assets	0 .67%	0 .80%	0 .78%	0 .78%	0.78%
Ratio of Net Investment Income to Average Net Assets	2 .20%	4 .37%	5 .16%	4 .48%	1.87%
Portfolio Turnover Rate	17 .2%	14 .8%	46 .5%	49 .0%	54 .9%

See accompanying notes.

828

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005

ULTRA SHORT BOND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 7.71	$ 9.53	$ 9.99	$ 9.97	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .17	0 .40	0 .52	0 .48	0 .25
Net Realized and Unrealized Gain (Loss) on Investments	(0 .67)	(1 .82)	(0 .44)	(0 .01)	(0 .02)

Total From Investment Operations	(0.50)	(1.42)	0.08	0.47	0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .40)	(0 .54)	(0 .45)	(0 .26)

Total Dividends and Distributions	(0.16)	(0.40)	(0.54)	(0.45)	(0.26)

Net Asset Value, End of Period	$ 7.05	$ 7.71	$ 9.53	$ 9.99	$ 9.97

Total Return	(6 .47)%	(15 .31)%	0 .55%	4 .85%	2.29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 658	$ 975	$ 2,252	$ 27,314	$ 1,775
Ratio of Expenses to Average Net Assets	0 .66%	0 .67%	0 .66%	0 .66%	0.66%
Ratio of Net Investment Income to Average Net Assets	2 .36%	4 .60%	5 .22%	4 .76%	2.52%
Portfolio Turnover Rate	17 .2%	14 .8%	46 .5%	49 .0%	54 .9%

(a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the contingent deferred sales charge. (c) Excludes expense reimbursement from Manager.

(d) During 2005, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders Principal Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Quality Intermediate-Term Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, International Growth Fund, International Value Fund I, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Preferred Securities Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap S&P 600 Index Fund, SmallCap Value Fund, SmallCap Value Fund I, SmallCap Value Fund II, and Ultra Short Bond Fund (63 of the 65 portfolios constituting Principal Funds, Inc., (collectively the “Funds”)) as of October 31, 2009, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Equity Income Fund, Government & High Quality Bond Fund (formerly known as Mortgage Securities Fund), High Yield Fund, Income Fund, Principal Capital Appreciation Fund (formerly known as West Coast Equity Fund), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, and Short-Term Income Fund for each of the periods presented through October 31, 2006, were audited by other auditors whose report dated December 18, 2006 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian, agent banks and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting portfolios within Principal Funds, Inc. at October 31, 2009, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois December 18, 2009

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS,INC. October 31, 2009 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period			During Period
	Beginning	Account Value	May 1, 2009 to	Beginning	Ending	May 1, 2009 to	Annualized
	Account Value	October 31,	October 31,	Account Value	Account Value	October 31,	Expense
	May 1, 2009	2009	2009(a)	May 1, 2009	October 31, 2009	2009(a)	Ratio

Bond & Mortgage Securities Fund
Class J	$1,000.00	$1,162.91	$6.05	$1,000.00	$1,019.61	$5.65	1.11%
Institutional	1,000.00	1,166.08	2.89	1,000.00	1,022.53	2.70	0.53
R-1	1,000.00	1,161.00	7.68	1,000.00	1,018.10	7.17	1.41
R-2	1,000.00	1,161.76	6.97	1,000.00	1,018.75	6.51	1.28
R-3	1,000.00	1,163.59	6.00	1,000.00	1,019.66	5.60	1.10
R-4	1,000.00	1,163.30	4.96	1,000.00	1,020.62	4.63	0.91
R-5	1,000.00	1,165.19	4.31	1,000.00	1,021.22	4.02	0.79

Core Plus Bond Fund I
Institutional	1,000.00	1,070.24	3.18	1,000.00	1,022.13	3.11	0.61
R-1	1,000.00	1,065.73	7.60	1,000.00	1,017.85	7.43	1.46
R-2	1,000.00	1,066.86	6.93	1,000.00	1,018.50	6.77	1.33
R-3	1,000.00	1,066.91	5.99	1,000.00	1,019.41	5.85	1.15
R-4	1,000.00	1,069.35	5.01	1,000.00	1,020.37	4.89	0.96
R-5	1,000.00	1,069.13	4.38	1,000.00	1,020.97	4.28	0.84

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period			During Period
	Beginning	Account Value	May 1, 2009 to	Beginning	Ending	May 1, 2009 to	Annualized
	Account Value	October 31,	October 31,	Account Value	Account Value	October 31,	Expense
	May 1, 2009	2009	2009(a)	May 1, 2009	October 31, 2009	2009(a)	Ratio

Disciplined LargeCap Blend Fund
Institutional	$1,000.00	$1,169.66	$3.12	$1,000.00	$1,022.33	$2.91	0.57%
R-1	1,000.00	1,164.41	7.91	1,000.00	1,017.90	7.38	1.45
R-2	1,000.00	1,165.53	7.20	1,000.00	1,018.55	6.72	1.32
R-3	1,000.00	1,166.29	6.22	1,000.00	1,019.46	5.80	1.14
R-4	1,000.00	1,167.98	5.19	1,000.00	1,020.42	4.84	0.95
R-5	1,000.00	1,167.79	4.54	1,000.00	1,021.02	4.23	0.83

Diversified International Fund
Class J	1,000.00	1,272.59	8.48	1,000.00	1,017.74	7.53	1.48
Institutional	1,000.00	1,276.88	4.99	1,000.00	1,020.82	4.43	0.87
R-1	1,000.00	1,271.39	9.96	1,000.00	1,016.43	8.84	1.74
R-2	1,000.00	1,271.11	9.22	1,000.00	1,017.09	8.19	1.61
R-3	1,000.00	1,272.46	8.19	1,000.00	1,018.00	7.27	1.43
R-4	1,000.00	1,273.65	7.11	1,000.00	1,018.95	6.31	1.24
R-5	1,000.00	1,275.00	6.42	1,000.00	1,019.56	5.70	1.12

Equity Income Fund
Institutional	1,000.00	1,175.36	2.85	1,000.00	1,022.58	2.65	0.52

Global Diversified Income Fund
Institutional	1,000.00	1,272.92	5.16	1,000.00	1,020.67	4.58	0.90

Global Real Estate Securities Fund
Institutional	1,000.00	1,350.29	5.63	1,000.00	1,020.42	4.84	0.95

Government & High Quality Bond
Fund
Class J	1,000.00	1,040.15	5.14	1,000.00	1,020.16	5.09	1.00
Institutional	1,000.00	1,042.73	2.63	1,000.00	1,022.63	2.60	0.51
R-1	1,000.00	1,038.64	6.63	1,000.00	1,018.70	6.56	1.29
R-2	1,000.00	1,039.32	5.96	1,000.00	1,019.36	5.90	1.16
R-3	1,000.00	1,040.27	5.04	1,000.00	1,020.27	4.99	0.98
R-4	1,000.00	1,041.27	4.06	1,000.00	1,021.22	4.02	0.79
R-5	1,000.00	1,041.88	3.45	1,000.00	1,021.83	3.41	0.67

High Quality Intermediate-Term
Bond Fund
Class J	1,000.00	1,126.86	6.49	1,000.00	1,019.11	6.16	1.21
Institutional	1,000.00	1,131.72	2.42	1,000.00	1,022.94	2.29	0.45
R-1	1,000.00	1,126.68	6.86	1,000.00	1,018.75	6.51	1.28
R-2	1,000.00	1,126.53	6.16	1,000.00	1,019.41	5.85	1.15
R-3	1,000.00	1,127.72	5.20	1,000.00	1,020.32	4.94	0.97
R-4	1,000.00	1,129.25	4.19	1,000.00	1,021.27	3.97	0.78
R-5	1,000.00	1,130.26	3.54	1,000.00	1,021.88	3.36	0.66

High Yield Fund
Institutional	1,000.00	1,221.33	3.08	1,000.00	1,022.43	2.80	0.55

High Yield Fund I
Institutional	1,000.00	1,246.50	3.68	1,000.00	1,021.93	3.31	0.65

Income Fund
Class J	1,000.00	1,009.20	0.94(b)	1,000.00	1,019.66	5.60(b)	1.10
Institutional	1,000.00	1,153.16	2.82	1,000.00	1,022.58	2.65	0.52

Inflation Protection Fund
Class J	1,000.00	1,079.87	6.03	1,000.00	1,019.41	5.85	1.15
Institutional	1,000.00	1,084.19	2.15	1,000.00	1,023.14	2.09	0.41
R-1	1,000.00	1,078.59	6.76	1,000.00	1,018.70	6.56	1.29
R-2	1,000.00	1,080.22	6.08	1,000.00	1,019.36	5.90	1.16
R-3	1,000.00	1,080.07	5.14	1,000.00	1,020.27	4.99	0.98
R-4	1,000.00	1,081.49	4.14	1,000.00	1,021.22	4.02	0.79
R-5	1,000.00	1,082.87	3.52	1,000.00	1,021.83	3.41	0.67

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period			During Period
	Beginning	Account Value	May 1, 2009 to	Beginning	Ending	May 1, 2009 to	Annualized
	Account Value	October 31,	October 31,	Account Value	Account Value	October 31,	Expense
	May 1, 2009	2009	2009(a)	May 1, 2009	October 31, 2009	2009(a)	Ratio

International Emerging Markets
Fund
Class J	$1,000.00	$1,347.45	$10.59	$1,000.00	$1,016.18	$9.10	1.79%
Institutional	1,000.00	1,351.21	7.23	1,000.00	1,019.06	6.21	1.22
R-1	1,000.00	1,344.92	12.23	1,000.00	1,014.77	10.51	2.07
R-2	1,000.00	1,346.33	11.47	1,000.00	1,015.43	9.86	1.94
R-3	1,000.00	1,346.94	10.41	1,000.00	1,016.33	8.94	1.76
R-4	1,000.00	1,348.59	9.29	1,000.00	1,017.29	7.98	1.57
R-5	1,000.00	1,349.22	8.59	1,000.00	1,017.90	7.38	1.45

International Fund I
Institutional	1,000.00	1,277.57	6.31	1,000.00	1,019.66	5.60	1.10
R-1	1,000.00	1,272.39	11.28	1,000.00	1,015.27	10.01	1.97
R-2	1,000.00	1,272.73	10.54	1,000.00	1,015.93	9.35	1.84
R-3	1,000.00	1,273.97	9.51	1,000.00	1,016.84	8.44	1.66
R-4	1,000.00	1,276.12	8.43	1,000.00	1,017.80	7.48	1.47
R-5	1,000.00	1,277.02	7.75	1,000.00	1,018.40	6.87	1.35

International Fund I
(Excluding Interest Expense & Fees)
Institutional	1,000.00	1,277.60	6.26	1,000.00	1,019.64	5.56	1.09
R-1	1,000.00	1,272.40	11.23	1,000.00	1,015.20	10.01	1.96
R-2	1,000.00	1,272.70	10.48	1,000.00	1,015.86	9.34	1.83
R-3	1,000.00	1,274.00	9.46	1,000.00	1,016.78	8.42	1.65
R-4	1,000.00	1,276.10	8.38	1,000.00	1,017.75	7.45	1.46
R-5	1,000.00	1,277.00	7.69	1,000.00	1,018.37	6.84	1.34

International Growth Fund
Class J	1,000.00	1,254.97	9.44	1,000.00	1,016.84	8.44	1.66
Institutional	1,000.00	1,261.36	5.59	1,000.00	1,020.27	4.99	0.98
R-1	1,000.00	1,254.46	10.51	1,000.00	1,015.88	9.40	1.85
R-2	1,000.00	1,255.81	9.78	1,000.00	1,016.53	8.74	1.72
R-3	1,000.00	1,257.05	8.76	1,000.00	1,017.44	7.83	1.54
R-4	1,000.00	1,256.96	7.68	1,000.00	1,018.40	6.87	1.35
R-5	1,000.00	1,258.17	7.00	1,000.00	1,019.00	6.26	1.23

International Value Fund I
Institutional	1,000.00	1,270.78	6.35	1,000.00	1,019.61	5.65	1.11

LargeCap Blend Fund I
Class J	1,000.00	1,183.75	6.05	1,000.00	1,019.66	5.60	1.10
Institutional	1,000.00	1,189.81	2.43	1,000.00	1,022.99	2.24	0.44
R-1	1,000.00	1,183.10	7.26	1,000.00	1,018.55	6.72	1.32
R-2	1,000.00	1,185.31	6.55	1,000.00	1,019.21	6.06	1.19
R-3	1,000.00	1,186.41	5.57	1,000.00	1,020.11	5.14	1.01
R-4	1,000.00	1,186.74	4.52	1,000.00	1,021.07	4.18	0.82
R-5	1,000.00	1,185.76	3.86	1,000.00	1,021.68	3.57	0.70

LargeCap Blend Fund II
Class J	1,000.00	1,198.45	7.26	1,000.00	1,018.60	6.67	1.31
Institutional	1,000.00	1,200.91	4.33	1,000.00	1,021.27	3.97	0.78
R-1	1,000.00	1,195.16	8.96	1,000.00	1,017.04	8.24	1.62
R-2	1,000.00	1,196.65	8.25	1,000.00	1,017.69	7.58	1.49
R-3	1,000.00	1,197.57	7.26	1,000.00	1,018.60	6.67	1.31
R-4	1,000.00	1,197.89	6.20	1,000.00	1,019.56	5.70	1.12
R-5	1,000.00	1,198.18	5.54	1,000.00	1,020.16	5.09	1.00

LargeCap Growth Fund
Class J	1,000.00	1,139.05	7.28	1,000.00	1,018.40	6.87	1.35
Institutional	1,000.00	1,144.14	3.51	1,000.00	1,021.93	3.31	0.65
R-1	1,000.00	1,140.48	8.20	1,000.00	1,017.54	7.73	1.52
R-2	1,000.00	1,139.71	7.50	1,000.00	1,018.20	7.07	1.39
R-3	1,000.00	1,141.86	6.53	1,000.00	1,019.11	6.16	1.21
R-4	1,000.00	1,140.85	5.50	1,000.00	1,020.06	5.19	1.02
R-5	1,000.00	1,142.60	4.86	1,000.00	1,020.67	4.58	0.90

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period			During Period
	Beginning	Account Value	May 1, 2009 to	Beginning	Ending	May 1, 2009 to	Annualized
	Account Value	October 31,	October 31,	Account Value	Account Value	October 31,	Expense
	May 1, 2009	2009	2009(a)	May 1, 2009	October 31, 2009	2009(a)	Ratio

LargeCap Growth Fund I
Class J	$1,000.00	$1,198.50	$8.37	$1,000.00	$1,017.59	$7.68	1.51%
Institutional	1,000.00	1,204.12	4.00	1,000.00	1,021.58	3.67	0.72
R-1	1,000.00	1,198.93	8.87	1,000.00	1,017.14	8.13	1.60
R-2	1,000.00	1,198.18	8.14	1,000.00	1,017.80	7.48	1.47
R-3	1,000.00	1,198.59	7.15	1,000.00	1,018.70	6.56	1.29
R-4	1,000.00	1,200.70	6.10	1,000.00	1,019.66	5.60	1.10
R-5	1,000.00	1,199.65	5.43	1,000.00	1,020.27	4.99	0.98

LargeCap Growth Fund II
Class J	1,000.00	1,171.37	9.52	1,000.00	1,016.43	8.84	1.74
Institutional	1,000.00	1,175.56	5.10	1,000.00	1,020.52	4.74	0.93
R-1	1,000.00	1,170.82	9.85	1,000.00	1,016.13	9.15	1.80
R-2	1,000.00	1,170.64	9.14	1,000.00	1,016.79	8.49	1.67
R-3	1,000.00	1,171.48	8.16	1,000.00	1,017.69	7.58	1.49
R-4	1,000.00	1,173.45	7.12	1,000.00	1,018.65	6.61	1.30
R-5	1,000.00	1,173.99	6.47	1,000.00	1,019.26	6.01	1.18

LargeCap S&P 500 Index Fund
Class J	1,000.00	1,196.69	4.15	1,000.00	1,021.42	3.82	0.75
Institutional	1,000.00	1,198.36	1.11	1,000.00	1,024.20	1.02	0.20
R-1	1,000.00	1,195.08	5.75	1,000.00	1,019.96	5.30	1.04
R-2	1,000.00	1,194.44	5.03	1,000.00	1,020.62	4.63	0.91
R-3	1,000.00	1,196.08	4.04	1,000.00	1,021.53	3.72	0.73
R-4	1,000.00	1,197.39	2.99	1,000.00	1,022.48	2.75	0.54
R-5	1,000.00	1,197.73	2.33	1,000.00	1,023.09	2.14	0.42

LargeCap Value Fund
Class J	1,000.00	1,167.42	6.28	1,000.00	1,019.41	5.85	1.15
Institutional	1,000.00	1,171.64	2.63	1,000.00	1,022.79	2.45	0.48
R-1	1,000.00	1,166.17	7.26	1,000.00	1,018.50	6.77	1.33
R-2	1,000.00	1,167.66	6.56	1,000.00	1,019.16	6.11	1.20
R-3	1,000.00	1,168.17	5.57	1,000.00	1,020.06	5.19	1.02
R-4	1,000.00	1,167.92	4.54	1,000.00	1,021.02	4.23	0.83
R-5	1,000.00	1,169.90	3.88	1,000.00	1,021.63	3.62	0.71

LargeCap Value Fund I
Institutional	1,000.00	1,179.82	4.29	1,000.00	1,021.27	3.97	0.78
R-1	1,000.00	1,174.64	9.04	1,000.00	1,016.89	8.39	1.65
R-2	1,000.00	1,174.03	8.33	1,000.00	1,017.54	7.73	1.52
R-3	1,000.00	1,176.39	7.35	1,000.00	1,018.45	6.82	1.34
R-4	1,000.00	1,177.69	6.31	1,000.00	1,019.41	5.85	1.15
R-5	1,000.00	1,177.23	5.65	1,000.00	1,020.01	5.24	1.03

LargeCap Value Fund III
Class J	1,000.00	1,194.13	7.80	1,000.00	1,018.10	7.17	1.41
Institutional	1,000.00	1,197.51	4.26	1,000.00	1,021.32	3.92	0.77
R-1	1,000.00	1,192.52	9.12	1,000.00	1,016.89	8.39	1.65
R-2	1,000.00	1,193.32	8.40	1,000.00	1,017.54	7.73	1.52
R-3	1,000.00	1,194.07	7.41	1,000.00	1,018.45	6.82	1.34
R-4	1,000.00	1,195.29	6.36	1,000.00	1,019.41	5.85	1.15
R-5	1,000.00	1,197.24	5.70	1,000.00	1,020.01	5.24	1.03

MidCap Blend Fund
Class J	1,000.00	1,194.58	7.08	1,000.00	1,018.75	6.51	1.28
Institutional	1,000.00	1,198.64	3.88	1,000.00	1,021.68	3.57	0.70
R-1	1,000.00	1,193.66	8.46	1,000.00	1,017.49	7.78	1.53
R-2	1,000.00	1,194.15	7.74	1,000.00	1,018.15	7.12	1.40
R-3	1,000.00	1,195.85	6.75	1,000.00	1,019.06	6.21	1.22
R-4	1,000.00	1,196.61	5.70	1,000.00	1,020.01	5.24	1.03
R-5	1,000.00	1,197.26	5.04	1,000.00	1,020.62	4.63	0.91

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period			During Period
	Beginning	Account Value	May 1, 2009 to	Beginning	Ending	May 1, 2009 to	Annualized
	Account Value	October 31,	October 31,	Account Value	Account Value	October 31,	Expense
	May 1, 2009	2009	2009(a)	May 1, 2009	October 31, 2009	2009(a)	Ratio

MidCap Growth Fund
Class J	$1,000.00	$1,137.78	$7.76	$1,000.00	$1,017.95	$7.32	1.44%
Institutional	1,000.00	1,141.68	3.78	1,000.00	1,021.68	3.57	0.70
R-1	1,000.00	1,137.04	8.24	1,000.00	1,017.49	7.78	1.53
R-2	1,000.00	1,137.50	7.54	1,000.00	1,018.15	7.12	1.40
R-3	1,000.00	1,141.39	6.58	1,000.00	1,019.06	6.21	1.22
R-4	1,000.00	1,141.41	5.56	1,000.00	1,020.01	5.24	1.03
R-5	1,000.00	1,141.72	4.91	1,000.00	1,020.62	4.63	0.91

MidCap Growth Fund III
Class J	1,000.00	1,187.61	9.59	1,000.00	1,016.43	8.84	1.74
Institutional	1,000.00	1,188.50	5.35	1,000.00	1,020.32	4.94	0.97
R-1	1,000.00	1,185.00	10.13	1,000.00	1,015.93	9.35	1.84
R-2	1,000.00	1,185.86	9.42	1,000.00	1,016.59	8.69	1.71
R-3	1,000.00	1,186.31	8.43	1,000.00	1,017.49	7.78	1.53
R-4	1,000.00	1,185.71	7.38	1,000.00	1,018.45	6.82	1.34
R-5	1,000.00	1,186.23	6.72	1,000.00	1,019.06	6.21	1.22

MidCap S&P 400 Index Fund
Class J	1,000.00	1,177.08	4.99	1,000.00	1,020.62	4.63	0.91
Institutional	1,000.00	1,181.30	1.10	1,000.00	1,024.20	1.02	0.20
R-1	1,000.00	1,176.94	5.71	1,000.00	1,019.96	5.30	1.04
R-2	1,000.00	1,177.73	5.00	1,000.00	1,020.62	4.63	0.91
R-3	1,000.00	1,178.65	4.01	1,000.00	1,021.53	3.72	0.73
R-4	1,000.00	1,179.57	2.97	1,000.00	1,022.48	2.75	0.54
R-5	1,000.00	1,180.09	2.31	1,000.00	1,023.09	2.14	0.42

MidCap Value Fund I
Class J	1,000.00	1,205.26	9.73	1,000.00	1,016.38	8.89	1.75
Institutional	1,000.00	1,209.74	5.51	1,000.00	1,020.21	5.04	0.99
R-1	1,000.00	1,203.28	10.94	1,000.00	1,015.27	10.01	1.97
R-2	1,000.00	1,206.07	10.23	1,000.00	1,015.93	9.35	1.84
R-3	1,000.00	1,207.29	9.24	1,000.00	1,016.84	8.44	1.66
R-4	1,000.00	1,208.28	8.18	1,000.00	1,017.80	7.48	1.47
R-5	1,000.00	1,209.01	7.52	1,000.00	1,018.40	6.87	1.35

MidCap Value Fund III
Class J	1,000.00	1,184.52	6.99	1,000.00	1,018.80	6.46	1.27
Institutional	1,000.00	1,189.12	3.86	1,000.00	1,021.68	3.57	0.70
R-1	1,000.00	1,184.14	8.42	1,000.00	1,017.49	7.78	1.53
R-2	1,000.00	1,184.48	7.71	1,000.00	1,018.15	7.12	1.40
R-3	1,000.00	1,185.19	6.72	1,000.00	1,019.06	6.21	1.22
R-4	1,000.00	1,186.05	5.68	1,000.00	1,020.01	5.24	1.03
R-5	1,000.00	1,187.42	5.02	1,000.00	1,020.62	4.63	0.91

Money Market Fund
Class J	1,000.00	1,000.00	2.67	1,000.00	1,022.53	2.70	0.53
Institutional	1,000.00	1,000.50	2.12	1,000.00	1,023.09	2.14	0.42
R-1	1,000.00	1,000.00	2.67	1,000.00	1,022.53	2.70	0.53
R-2	1,000.00	1,000.00	2.67	1,000.00	1,022.53	2.70	0.53
R-3	1,000.00	1,000.00	2.72	1,000.00	1,022.48	2.75	0.54
R-4	1,000.00	1,000.01	2.72	1,000.00	1,022.48	2.75	0.54
R-5	1,000.00	1,000.02	2.67	1,000.00	1,022.53	2.70	0.53

Preferred Securities Fund
Class J	1,000.00	1,419.77	8.78	1,000.00	1,017.95	7.32	1.44
Institutional	1,000.00	1,424.63	4.52	1,000.00	1,021.48	3.77	0.74
R-1	1,000.00	1,420.13	9.76	1,000.00	1,017.14	8.13	1.60
R-2	1,000.00	1,420.70	8.97	1,000.00	1,017.80	7.48	1.47
R-3	1,000.00	1,422.56	7.88	1,000.00	1,018.70	6.56	1.29
R-4	1,000.00	1,422.51	6.72	1,000.00	1,019.66	5.60	1.10
R-5	1,000.00	1,422.83	5.98	1,000.00	1,020.27	4.99	0.98

Principal Capital Appreciation Fund
Institutional	1,000.00	1,179.02	3.24	1,000.00	1,022.23	3.01	0.59

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period			During Period
	Beginning	Account Value	May 1, 2009 to	Beginning	Ending	May 1, 2009 to	Annualized
	Account Value	October 31,	October 31,	Account Value	Account Value	October 31,	Expense
	May 1, 2009	2009	2009(a)	May 1, 2009	October 31, 2009	2009(a)	Ratio

Principal LifeTime 2010 Fund
Class J	$1,000.00	$1,187.65	$2.98	$1,000.00	$1,022.48	$2.75	0.54%
Institutional	1,000.00	1,190.82	0.39	1,000.00	1,024.85	0.36	0.07
R-1	1,000.00	1,185.68	5.18	1,000.00	1,020.47	4.79	0.94
R-2	1,000.00	1,187.58	4.47	1,000.00	1,021.12	4.13	0.81
R-3	1,000.00	1,187.35	3.47	1,000.00	1,022.03	3.21	0.63
R-4	1,000.00	1,189.55	2.43	1,000.00	1,022.99	2.24	0.44
R-5	1,000.00	1,189.09	1.77	1,000.00	1,023.59	1.63	0.32

Principal LifeTime 2015 Fund
Institutional	1,000.00	1,186.01	0.39	1,000.00	1,024.85	0.36	0.07
R-1	1,000.00	1,181.30	5.17	1,000.00	1,020.47	4.79	0.94
R-2	1,000.00	1,181.05	4.45	1,000.00	1,021.12	4.13	0.81
R-3	1,000.00	1,182.20	3.47	1,000.00	1,022.03	3.21	0.63
R-4	1,000.00	1,184.77	2.42	1,000.00	1,022.99	2.24	0.44
R-5	1,000.00	1,184.51	1.76	1,000.00	1,023.59	1.63	0.32

Principal LifeTime 2020 Fund
Class J	1,000.00	1,202.17	3.05	1,000.00	1,022.43	2.80	0.55
Institutional	1,000.00	1,205.28	0.39	1,000.00	1,024.85	0.36	0.07
R-1	1,000.00	1,200.00	5.21	1,000.00	1,020.47	4.79	0.94
R-2	1,000.00	1,200.73	4.49	1,000.00	1,021.12	4.13	0.81
R-3	1,000.00	1,202.90	3.50	1,000.00	1,022.03	3.21	0.63
R-4	1,000.00	1,203.86	2.44	1,000.00	1,022.99	2.24	0.44
R-5	1,000.00	1,203.37	1.78	1,000.00	1,023.59	1.63	0.32

Principal LifeTime 2025 Fund
Institutional	1,000.00	1,197.08	0.39	1,000.00	1,024.85	0.36	0.07
R-1	1,000.00	1,192.93	5.20	1,000.00	1,020.47	4.79	0.94
R-2	1,000.00	1,194.40	4.48	1,000.00	1,021.12	4.13	0.81
R-3	1,000.00	1,195.59	3.49	1,000.00	1,022.03	3.21	0.63
R-4	1,000.00	1,196.48	2.44	1,000.00	1,022.99	2.24	0.44
R-5	1,000.00	1,197.66	1.77	1,000.00	1,023.59	1.63	0.32

Principal LifeTime 2030 Fund
Class J	1,000.00	1,208.18	3.17	1,000.00	1,022.33	2.91	0.57
Institutional	1,000.00	1,211.90	0.39	1,000.00	1,024.85	0.36	0.07
R-1	1,000.00	1,206.47	5.23	1,000.00	1,020.47	4.79	0.94
R-2	1,000.00	1,206.47	4.50	1,000.00	1,021.12	4.13	0.81
R-3	1,000.00	1,208.44	3.51	1,000.00	1,022.03	3.21	0.63
R-4	1,000.00	1,208.48	2.45	1,000.00	1,022.99	2.24	0.44
R-5	1,000.00	1,210.66	1.78	1,000.00	1,023.59	1.63	0.32

Principal LifeTime 2035 Fund
Institutional	1,000.00	1,205.09	0.44	1,000.00	1,024.80	0.41	0.08
R-1	1,000.00	1,198.80	5.15	1,000.00	1,020.52	4.74	0.93
R-2	1,000.00	1,200.60	4.44	1,000.00	1,021.17	4.08	0.80
R-3	1,000.00	1,201.50	3.44	1,000.00	1,022.08	3.16	0.62
R-4	1,000.00	1,202.40	2.39	1,000.00	1,023.04	2.19	0.43
R-5	1,000.00	1,203.59	1.72	1,000.00	1,023.64	1.58	0.31

Principal LifeTime 2040 Fund
Class J	1,000.00	1,209.42	3.34	1,000.00	1,022.18	3.06	0.60
Institutional	1,000.00	1,212.35	0.39	1,000.00	1,024.85	0.36	0.07
R-1	1,000.00	1,207.20	5.23	1,000.00	1,020.47	4.79	0.94
R-2	1,000.00	1,208.70	4.51	1,000.00	1,021.12	4.13	0.81
R-3	1,000.00	1,210.20	3.51	1,000.00	1,022.03	3.21	0.63
R-4	1,000.00	1,209.94	2.45	1,000.00	1,022.99	2.24	0.44
R-5	1,000.00	1,211.63	1.78	1,000.00	1,023.59	1.63	0.32

Principal LifeTime 2045 Fund
Institutional	1,000.00	1,208.21	0.39	1,000.00	1,024.85	0.36	0.07
R-1	1,000.00	1,203.08	5.11	1,000.00	1,020.57	4.69	0.92
R-2	1,000.00	1,204.62	4.39	1,000.00	1,021.22	4.02	0.79
R-3	1,000.00	1,205.84	3.39	1,000.00	1,022.13	3.11	0.61
R-4	1,000.00	1,206.74	2.34	1,000.00	1,023.09	2.14	0.42
R-5	1,000.00	1,207.95	1.67	1,000.00	1,023.69	1.53	0.30

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period			During Period
	Beginning	Account Value	May 1, 2009 to	Beginning	Ending	May 1, 2009 to	Annualized
	Account Value	October 31,	October 31,	Account Value	Account Value	October 31,	Expense
	May 1, 2009	2009	2009(a)	May 1, 2009	October 31, 2009	2009(a)	Ratio

Principal LifeTime 2050 Fund
Class J	$1,000.00	$1,209.76	$3.95	$1,000.00	$1,021.63	$3.62	0.71%
Institutional	1,000.00	1,212.99	0.39	1,000.00	1,024.85	0.36	0.07
R-1	1,000.00	1,207.30	5.23	1,000.00	1,020.47	4.79	0.94
R-2	1,000.00	1,208.88	4.51	1,000.00	1,021.12	4.13	0.81
R-3	1,000.00	1,208.60	3.51	1,000.00	1,022.03	3.21	0.63
R-4	1,000.00	1,210.94	2.45	1,000.00	1,022.99	2.24	0.44
R-5	1,000.00	1,211.96	1.78	1,000.00	1,023.59	1.63	0.32

Principal LifeTime 2055 Fund
Institutional	1,000.00	1,210.69	0.33	1,000.00	1,024.90	0.31	0.06
R-1	1,000.00	1,205.56	3.95	1,000.00	1,021.63	3.62	0.71
R-2	1,000.00	1,206.79	3.23	1,000.00	1,022.28	2.96	0.58
R-3	1,000.00	1,207.69	2.23	1,000.00	1,023.19	2.04	0.40
R-4	1,000.00	1,208.59	1.17	1,000.00	1,024.15	1.07	0.21
R-5	1,000.00	1,210.12	0.50	1,000.00	1,024.75	0.46	0.09

Principal LifeTime Strategic Income
Fund
Class J	1,000.00	1,148.19	3.36	1,000.00	1,022.08	3.16	0.62
Institutional	1,000.00	1,150.99	0.38	1,000.00	1,024.85	0.36	0.07
R-1	1,000.00	1,146.51	4.92	1,000.00	1,020.62	4.63	0.91
R-2	1,000.00	1,147.02	4.22	1,000.00	1,021.27	3.97	0.78
R-3	1,000.00	1,147.37	3.25	1,000.00	1,022.18	3.06	0.60
R-4	1,000.00	1,148.36	2.22	1,000.00	1,023.14	2.09	0.41
R-5	1,000.00	1,150.00	1.57	1,000.00	1,023.74	1.48	0.29

Real Estate Securities Fund
Class J	1,000.00	1,259.37	8.71	1,000.00	1,017.49	7.78	1.53
Institutional	1,000.00	1,263.39	4.85	1,000.00	1,020.92	4.33	0.85
R-1	1,000.00	1,257.39	9.79	1,000.00	1,016.53	8.74	1.72
R-2	1,000.00	1,259.12	9.05	1,000.00	1,017.19	8.08	1.59
R-3	1,000.00	1,259.12	8.03	1,000.00	1,018.10	7.17	1.41
R-4	1,000.00	1,261.11	6.95	1,000.00	1,019.06	6.21	1.22
R-5	1,000.00	1,262.56	6.27	1,000.00	1,019.66	5.60	1.10

SAM Balanced Portfolio
Class J	1,000.00	1,168.02	5.19	1,000.00	1,020.42	4.84	0.95
Institutional	1,000.00	1,169.74	2.19	1,000.00	1,023.19	2.04	0.40
R-1	1,000.00	1,165.71	6.71	1,000.00	1,019.00	6.26	1.23
R-2	1,000.00	1,166.56	6.01	1,000.00	1,019.66	5.60	1.10
R-3	1,000.00	1,167.29	5.03	1,000.00	1,020.57	4.69	0.92
R-4	1,000.00	1,169.40	3.99	1,000.00	1,021.53	3.72	0.73
R-5	1,000.00	1,169.61	3.34	1,000.00	1,022.13	3.11	0.61

SAM Conservative Balanced
Portfolio
Class J	1,000.00	1,148.47	5.14	1,000.00	1,020.42	4.84	0.95
Institutional	1,000.00	1,150.77	2.17	1,000.00	1,023.19	2.04	0.40
R-1	1,000.00	1,145.82	6.65	1,000.00	1,019.00	6.26	1.23
R-2	1,000.00	1,147.76	5.95	1,000.00	1,019.66	5.60	1.10
R-3	1,000.00	1,147.07	4.98	1,000.00	1,020.57	4.69	0.92
R-4	1,000.00	1,149.14	3.95	1,000.00	1,021.53	3.72	0.73
R-5	1,000.00	1,149.42	3.30	1,000.00	1,022.13	3.11	0.61

SAM Conservative Growth Portfolio
Class J	1,000.00	1,176.72	5.21	1,000.00	1,020.42	4.84	0.95
Institutional	1,000.00	1,179.81	2.20	1,000.00	1,023.19	2.04	0.40
R-1	1,000.00	1,174.79	6.74	1,000.00	1,019.00	6.26	1.23
R-2	1,000.00	1,176.03	6.03	1,000.00	1,019.66	5.60	1.10
R-3	1,000.00	1,177.40	5.05	1,000.00	1,020.57	4.69	0.92
R-4	1,000.00	1,179.14	4.01	1,000.00	1,021.53	3.72	0.73
R-5	1,000.00	1,178.27	3.35	1,000.00	1,022.13	3.11	0.61

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period			During Period
	Beginning	Account Value	May 1, 2009 to	Beginning	Ending	May 1, 2009 to	Annualized
	Account Value	October 31,	October 31,	Account Value	Account Value	October 31,	Expense
	May 1, 2009	2009	2009(a)	May 1, 2009	October 31, 2009	2009(a)	Ratio

SAM Flexible Income Portfolio
Class J	$1,000.00	$1,142.76	$5.13	$1,000.00	$1,020.42	$4.84	0.95%
Institutional	1,000.00	1,145.99	2.16	1,000.00	1,023.19	2.04	0.40
R-1	1,000.00	1,139.97	6.69	1,000.00	1,018.95	6.31	1.24
R-2	1,000.00	1,141.32	5.99	1,000.00	1,019.61	5.65	1.11
R-3	1,000.00	1,143.45	5.02	1,000.00	1,020.52	4.74	0.93
R-4	1,000.00	1,144.21	4.00	1,000.00	1,021.48	3.77	0.74
R-5	1,000.00	1,144.90	3.35	1,000.00	1,022.08	3.16	0.62

SAM Strategic Growth Portfolio
Class J	1,000.00	1,185.63	5.23	1,000.00	1,020.42	4.84	0.95
Institutional	1,000.00	1,188.68	2.21	1,000.00	1,023.19	2.04	0.40
R-1	1,000.00	1,184.00	6.77	1,000.00	1,019.00	6.26	1.23
R-2	1,000.00	1,184.45	6.06	1,000.00	1,019.66	5.60	1.10
R-3	1,000.00	1,185.44	5.07	1,000.00	1,020.57	4.69	0.92
R-4	1,000.00	1,186.07	4.02	1,000.00	1,021.53	3.72	0.73
R-5	1,000.00	1,187.25	3.36	1,000.00	1,022.13	3.11	0.61

Short-Term Bond Fund
Class J	1,000.00	1,115.27	5.65	1,000.00	1,019.86	5.40	1.06
Institutional	1,000.00	1,118.78	2.40	1,000.00	1,022.94	2.29	0.45
R-1	1,000.00	1,112.84	6.82	1,000.00	1,018.75	6.51	1.28
R-2	1,000.00	1,115.82	6.13	1,000.00	1,019.41	5.85	1.15
R-3	1,000.00	1,115.22	5.17	1,000.00	1,020.32	4.94	0.97
R-4	1,000.00	1,117.18	4.16	1,000.00	1,021.27	3.97	0.78
R-5	1,000.00	1,118.01	3.52	1,000.00	1,021.88	3.36	0.66

Short-Term Income Fund
Institutional	1,000.00	1,062.94	2.81	1,000.00	1,022.48	2.75	0.54

SmallCap Blend Fund
Class J	1,000.00	1,150.86	7.59	1,000.00	1,018.15	7.12	1.40
Institutional	1,000.00	1,153.60	4.34	1,000.00	1,021.17	4.08	0.80
R-1	1,000.00	1,149.39	8.88	1,000.00	1,016.94	8.34	1.64
R-2	1,000.00	1,149.55	8.18	1,000.00	1,017.59	7.68	1.51
R-3	1,000.00	1,151.82	7.21	1,000.00	1,018.50	6.77	1.33
R-4	1,000.00	1,152.60	6.19	1,000.00	1,019.46	5.80	1.14
R-5	1,000.00	1,153.27	5.54	1,000.00	1,020.06	5.19	1.02

SmallCap Growth Fund
Class J	1,000.00	1,182.61	8.31	1,000.00	1,017.59	7.68	1.51
Institutional	1,000.00	1,186.75	4.41	1,000.00	1,021.17	4.08	0.80
R-1	1,000.00	1,182.39	8.97	1,000.00	1,016.99	8.29	1.63
R-2	1,000.00	1,183.51	8.26	1,000.00	1,017.64	7.63	1.50
R-3	1,000.00	1,184.96	7.27	1,000.00	1,018.55	6.72	1.32
R-4	1,000.00	1,184.52	6.22	1,000.00	1,019.51	5.75	1.13
R-5	1,000.00	1,187.01	5.57	1,000.00	1,020.11	5.14	1.01

SmallCap Growth Fund I
Class J	1,000.00	1,140.00	11.92	1,000.00	1,014.06	11.22	2.21
Institutional	1,000.00	1,143.09	5.94	1,000.00	1,019.66	5.60	1.10
R-1	1,000.00	1,138.98	10.62	1,000.00	1,015.27	10.01	1.97
R-2	1,000.00	1,140.87	9.93	1,000.00	1,015.93	9.35	1.84
R-3	1,000.00	1,141.64	8.96	1,000.00	1,016.84	8.44	1.66
R-4	1,000.00	1,144.54	7.95	1,000.00	1,017.80	7.48	1.47
R-5	1,000.00	1,142.15	7.29	1,000.00	1,018.40	6.87	1.35

SmallCap Growth Fund II
Class J	1,000.00	1,137.63	8.57	1,000.00	1,017.19	8.08	1.59
Institutional	1,000.00	1,139.89	5.39	1,000.00	1,020.16	5.09	1.00
R-1	1,000.00	1,136.09	10.07	1,000.00	1,015.78	9.50	1.87
R-2	1,000.00	1,134.97	9.36	1,000.00	1,016.43	8.84	1.74
R-3	1,000.00	1,137.45	8.40	1,000.00	1,017.34	7.93	1.56
R-4	1,000.00	1,139.49	7.39	1,000.00	1,018.30	6.97	1.37
R-5	1,000.00	1,137.33	6.73	1,000.00	1,018.90	6.36	1.25

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period			During Period
	Beginning	Account Value	May 1, 2009 to	Beginning	Ending	May 1, 2009 to	Annualized
	Account Value	October 31,	October 31,	Account Value	Account Value	October 31,	Expense
	May 1, 2009	2009	2009(a)	May 1, 2009	October 31, 2009	2009(a)	Ratio

SmallCap S&P 600 Index Fund
Class J	$1,000.00	$1,148.80	$4.77	$1,000.00	$1,020.77	$4.48	0.88%
Institutional	1,000.00	1,152.61	1.09	1,000.00	1,024.20	1.02	0.20
R-1	1,000.00	1,148.48	5.63	1,000.00	1,019.96	5.30	1.04
R-2	1,000.00	1,148.26	4.93	1,000.00	1,020.62	4.63	0.91
R-3	1,000.00	1,149.21	3.95	1,000.00	1,021.53	3.72	0.73
R-4	1,000.00	1,150.29	2.93	1,000.00	1,022.48	2.75	0.54
R-5	1,000.00	1,151.96	2.28	1,000.00	1,023.09	2.14	0.42

SmallCap Value Fund
Class J	1,000.00	1,091.35	7.54	1,000.00	1,018.00	7.27	1.43
Institutional	1,000.00	1,093.98	4.17	1,000.00	1,021.22	4.02	0.79
R-1	1,000.00	1,089.35	8.58	1,000.00	1,016.99	8.29	1.63
R-2	1,000.00	1,090.22	7.90	1,000.00	1,017.64	7.63	1.50
R-3	1,000.00	1,091.25	6.96	1,000.00	1,018.55	6.72	1.32
R-4	1,000.00	1,092.70	5.96	1,000.00	1,019.51	5.75	1.13
R-5	1,000.00	1,092.18	5.33	1,000.00	1,020.11	5.14	1.01

SmallCap Value Fund I
Institutional	1,000.00	1,142.56	5.51	1,000.00	1,020.06	5.19	1.02
R-1	1,000.00	1,137.67	10.18	1,000.00	1,015.68	9.60	1.89
R-2	1,000.00	1,138.08	9.48	1,000.00	1,016.33	8.94	1.76
R-3	1,000.00	1,138.12	8.51	1,000.00	1,017.24	8.03	1.58
R-4	1,000.00	1,139.98	7.50	1,000.00	1,018.20	7.07	1.39
R-5	1,000.00	1,139.83	6.85	1,000.00	1,018.80	6.46	1.27

SmallCap Value Fund I
(Excluding Interest Expense & Fees)
Institutional	1,000.00	1,142.60	5.45	1,000.00	1,020.05	5.16	1.01
R-1	1,000.00	1,137.70	10.13	1,000.00	1,015.61	9.60	1.88
R-2	1,000.00	1,138.10	9.43	1,000.00	1,016.27	8.93	1.75
R-3	1,000.00	1,138.10	8.46	1,000.00	1,017.19	8.01	1.57
R-4	1,000.00	1,140.00	7.44	1,000.00	1,018.16	7.04	1.38
R-5	1,000.00	1,139.80	6.80	1,000.00	1,018.77	6.43	1.26

SmallCap Value Fund II
Class J	1,000.00	1,193.72	10.67	1,000.00	1,015.48	9.80	1.93
Institutional	1,000.00	1,198.95	5.54	1,000.00	1,020.16	5.09	1.00
R-1	1,000.00	1,196.40	10.30	1,000.00	1,015.83	9.45	1.86
R-2	1,000.00	1,196.04	9.58	1,000.00	1,016.48	8.79	1.73
R-3	1,000.00	1,197.16	8.58	1,000.00	1,017.39	7.88	1.55
R-4	1,000.00	1,197.88	7.53	1,000.00	1,018.35	6.92	1.36
R-5	1,000.00	1,198.59	6.87	1,000.00	1,018.95	6.31	1.24

Ultra Short Bond Fund
Class J	1,000.00	1,006.58	3.39	1,000.00	1,021.83	3.41	0.67
Institutional	1,000.00	1,007.80	2.02	1,000.00	1,023.19	2.04	0.40
R-1	1,000.00	1,005.77	4.50	1,000.00	1,020.72	4.53	0.89
R-2	1,000.00	1,007.48	3.85	1,000.00	1,021.37	3.87	0.76
R-3	1,000.00	1,007.93	2.94	1,000.00	1,022.28	2.96	0.58
R-4	1,000.00	1,006.75	1.97	1,000.00	1,023.24	1.99	0.39
R-5	1,000.00	1,008.14	1.37	1,000.00	1,023.84	1.38	0.27

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (September 30, 2009 to October 31, 2009), multiplied by 31/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**

Elizabeth Ballantine	Principal, EBA Associates	103	The McClatchy
Director since 2004			Company
Member, Nominating and Governance
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	103	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	103	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	103	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	103	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	103	None
Director since 2005
Member, Audit Committee
1951

William C. Kimball	Retired. Formerly Chairman and	103	Casey’s General Stores,
Director since 1999	CEO, Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	103	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired. Formerly, Chairman and	103	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Chairman and Director, Principal	103	None
Director, Chairman and CEO	Management Corporation, since 1999.
Member, Executive Committee	Director, Principal Funds Distributor,
1952	Inc. since 2007. Director, Princor
since 1999. President, Princor 1999-
2005. Senior Vice President, Principal
Life, since 2002. Prior thereto, Vice
President.

Nora M. Everett	President since 2008. Senior Vice	103	None
Director, President	President and Deputy General
Member, Executive Committee	Counsel, Principal Financial Group,
1959	Inc. 2004-2008. Vice President and
Counsel, Principal Financial Group,
Inc. 2001-2004.

William G. Papesh	Retired December 2007. Prior thereto,	103	None
Director	President and Director of Edge Asset
Member, Operations Committee	Management, Inc. since 2007;
1943	President and CEO of WM Group of
Funds 1987-2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Craig L. Bassett	Vice President and Treasurer, Principal Life.
Treasurer
711 High Street, Des Moines, IA 50392
1952

Michael J. Beer	Executive Vice President and Chief Operating
Executive Vice President	Officer, Principal Management Corporation.
711 High Street, Des Moines, IA 50392	Executive Vice President, Principal Funds
1961	Distributor, Inc., since 2007. President, Princor, since
2005.

Randy L. Bergstrom	Counsel, Principal Life.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown	Vice President, Product & Distribution Compliance,
Chief Compliance Officer	Principal Life. Senior Vice President, Principal
711 High Street, Des Moines, IA 50392	Management Corporation since 2004. Senior Vice
1960	President, Principal Funds Distributor, Inc., since
2007. Second Vice President, Princor, since 2003,
and prior thereto, Vice President, Principal
Management Corporation and Princor.

Jill R. Brown	Second Vice President, Principal Financial Group and
Senior Vice President	Senior Vice President, Principal Management
1100 Investment Blvd, ste 200	Corporation and Princor, since 2006. Chief Financial
El Dorado Hills, CA 95762	Officer, Princor since 2003. Vice President, Princor
1967	2003-2006. Senior Vice President and Chief Financial
Officer, Principal Funds Distributor, Inc., since 2007.
Prior thereto, Assistant Financial Controller, Principal
Life.

Cary Fuchs	President, Principal Funds Distributor, since 2007;
Senior Vice President of Distribution	Director of Mutual Fund Operations, Principal
1100 Investment Blvd, ste 200	Shareholder Services, since 2005; prior thereto,
El Dorado Hills, CA 95762	Divisional Vice President Boston Financial Data
1957	Services.

Steve Gallaher	Second Vice President and Counsel, Principal Life
Assistant Counsel	since 2006. Self-Employed Writer in 2005. 2004 and
711 High Street Des Moines, IA 50392	prior thereto Senior Vice President and Counsel of
1955	Principal Residential Mortgage, Inc.

Ernie H. Gillum	Vice President and Chief Compliance Officer,
Vice President, Assistant Secretary	Principal Management Corporation, since 2004, and
711 High Street Des Moines, IA 50392	prior thereto, Vice President, Compliance and Product
1955	Development, Principal Management Corporation.

Patrick A. Kirchner	Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003 and prior thereto,
Assistant Tax Counsel	Attorney.
711 High Street, Des Moines, IA 50392
1962

Layne A. Rasmussen	Vice President and Controller – Mutual Funds,
Vice President, Controller, and CFO	Principal Management Corporation.
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Vice President and Senior Securities Counsel,
Counsel	Principal Financial Group, Inc. Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, Principal Management Corporation,
1951	Principal Funds Distributor, Inc., and Princor.
Counsel, Principal Global.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Adam U. Shaikh	Counsel, Principal Life, since 2006. Prior thereto,
Assistant Counsel	practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, Principal Life, since 2003. Prior
Assistant Treasurer	thereto, Assistant Treasurer.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Director and Secretary - Principal Funds, Principal
Vice President and Secretary	Life, since 2007. Prior thereto, Business Manager for
711 High Street, Des Moines, IA 50392	Pella Corporation.
1956
The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2009 and the Statement of Additional Information dated March 1, 2009. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement and the subadvisory agreements relating to all Funds; (2) a subadvisory agreement related to the addition of Brown Investment Advisory Incorporated (“Brown”) to the LargeCap Growth Fund I series; (3) a subadvisory agreement related to the addition of Montag & Caldwell, Inc. (“Montag”) to the LargeCap Growth Fund II series; (4) amended subadvisory agreements related to a reduction in subadvisory fees for UBS Global Asset Management LP related to the LargeCap Value Fund I series, Goldman Sachs Asset Management LP related to the MidCap Value Fund I series, Emerald Advisers, Inc. related to the SmallCap Growth Fund II series, Pyramis Global Advisors, LLC related to the International Fund I series, and Principal Global Investors, LLC (“PGI”) related to the Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund and the Principal LifeTime Strategic Income Fund series (the “LifeTime Funds”); (5) a subadvisory agreement related to the addition of Thompson, Siegel & Walmsley LLC (“TS&W”) to the LargeCap Value Fund I series; (6) a subadvisory agreement related to the addition of ClearBridge Advisors, LLC (“Clearbridge”) to the LargeCap Blend Fund II series; (7) subadvisory agreements with Guggenheim Investment Management, LLC (“Guggenheim”) and Tortoise Capital Advisors, LLC (“Tortoise”) related to the Global Diversified Income Fund series; (8) an amended subadvisory agreement related to the addition of PGI to the International Equity Index Fund; (9) an amended subadvisory agreement related to the addition of Mellon Capital Management Corporation to the Bond Market Index Fund; and (10) an amended Management Agreement with Principal Management Corporation (“PMC”) related to the addition of the International Equity Index Fund and the Bond Market Index Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

At its September 14, 2009 meeting, the Board performed its annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and consider the continuation of: (1) the Management Agreement as it relates to the sixty-six (66) series of PFI (each series is referred to as a “Fund”) (2) the subadvisory agreements between the Manager and each of AllianceBernstein L.P.; American Century Investment Management, Inc.; Inc.; AXA Rosenberg Investment Management LLC.; Barrow, Hanley, Mewhinney & Strauss, Inc.; BlackRock Financial Management, Inc.; Brown; Causeway Capital Management LLC.; Columbus Circle Investors (“Columbus Circle”); Dimensional Fund Advisors, Inc.; Edge Asset Management Inc. (“Edge”); Emerald Advisors, Inc.; Essex Investment Management Company, LLC; Goldman Sachs Asset Management, L.P.; J.P. Morgan Investment Management, Inc.; Jacobs Levy Equity Management, Inc.; Los Angeles Capital Management and Equity Research, Inc.; Mellon Capital Management Corporation; Montag; Morgan Stanley Investment Management, Inc.; Neuberger Berman Fixed Income LLC.; Pacific Investment Management Company LLC; Principal Real Estate Investors, LLC (“PRIN”); PGI; Pyramis Global Advisors, LLC; Spectrum Asset Management, Inc. (“Spectrum”); T. Rowe Price Associates, Inc.; Turner Investment Partners, Inc.; UBS Global Asset Management (Americas), Inc.; Vaughan Nelson Investment Management, LP; and Westwood Management Corp.; (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including but not limited to the following: (i) the investment performance of each Fund compared to the investment performance of a market index and a broad based industry category determined by Morningstar, (ii) a comparison of each Fund’s management fee (at current asset levels and theoretical asset levels) and expense ratio (at current asset levels) to the advisory fee and expense ratio for the mutual funds in a narrow peer group and a broad-based industry category, both selected by Lipper, (iii) fee schedules applicable to the Manager’s and the Subadvisors’ other clients, (iv) the Manager’s financial results and condition, including its profitability from services it performed for each Fund, (v) an analysis of the Manager’s and each Subadvisor’s allocation of the benefits of economies of scale, (vi) the Manager’s and each Subadvisors’ record of compliance with applicable laws and regulations, and with each Fund’s investment policies and restrictions, and (vii) the nature and character of the services the Manager and each Subadvisor provides to each Fund.

Nature, Extent and Quality of Services

With regard to the Manager, the Board considered the nature, quality and extent of services provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered the delegation of day-to-day portfolio management responsibility to the Subadvisors and the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained for the Funds.

With regard to each Subadvisor, the Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of each Subadvisor, investment approach of each Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered each Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three-year period), and compared those returns to various agreed-upon performance measures, including market indices and peer group data based upon a broad-based, industry category determined by Morningstar. For Funds that did not have a three-year history, the Board reviewed performance for a one-year period. The Board also considered whether investment results were consistent with each Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met or exceeded acceptable levels of investment performance. There were some Funds, or certain Subadvisors for a multi-manager fund, that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. However, the Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s oversight of the Subadvisors was satisfactory.

As to each Fund, the Manager had advised the Board either that the investment services provided by each Subadvisor to the Fund were reasonable or the Subadvisor’s longer-term track record justified continuing the contract with more in-depth monitoring. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Fund either met or exceeded acceptable levels of investment performance, and was therefore satisfactory; or (ii) although the Fund experienced underperformance, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreements. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after fee waivers) management fee (at current asset levels), actual non-management fees (at current asset levels) and actual total expense ratio (at current asset levels for Class A shares) to advisory fees and expense ratios of mutual funds in a narrow peer group independently selected by Lipper (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For PFI Funds that did not offer Class A shares, the information provided was based upon Class I shares. In addition, the Board also reviewed information for Class I shares for certain Funds for which Class A shares were a small component of the Fund’s assets.

In assessing whether the management fees were reasonable, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and to other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total expense ratios, profitability and expense caps. For most Funds, actual management fees and expense ratios were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total expense ratios were within the third quartile or better. For Funds with expense ratios within the fourth quartile, the Board requested further explanation from the Manager regarding the reasonableness of management fees. The Board considered factors related to certain Funds with both actual management fees and total expenses higher than third quartile as compared to their Expense Group and certain other Funds that experienced significant underperformance. For the SAM Portfolios, the Board determined that the Manager’s unique active asset allocation strategy justified higher management fees than the Funds’ peer groups and that the total expense ratios (including the expenses of the underlying funds) compare favorably. The Board considered that certain PFI Funds have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees.

The Board also considered that the Manager had previously contractually agreed to reduce the management fees for fourteen PFI Funds that have recently implemented the “Core Satellite” structure and that the Manager had previously agreed to reduce the management fees for eleven LifeTime Funds.

With respect to the Board’s review of the expense caps in place with respect to certain Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most Funds for an additional year, to raise the expense cap levels for certain Funds and to let expense caps for certain other Funds expire, based upon the individual circumstances of these Funds. The Board also considered the Manager’s proposals to either add new expense caps or to lower the expense cap levels (thereby decreasing the effective expense ratios) applicable to certain share classes of the Tax-Exempt Bond Fund and the Ultra-Short Bond Fund.

Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the Management Agreement, for the year ended December 31, 2008. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, PRIN, Edge, Columbus Circle and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

The Board considered each Fund’s subadvisory fee, noting that the Manager compensates each Subadvisor from its own management fee so that Fund shareholders pay only the management fee. In addition, with respect to unaffiliated subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board also received information confirming that the subadvisory fees compared favorably with the fees charged by each Subadvisor to its other clients, as well as industry data supplied by Lipper. With respect to profitability, based upon the above and other factors, the Independent Directors determined that they need not review estimated levels of profits to each unaffiliated Subadvisor in order to reach their conclusions regarding the Subadvisory Agreements. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also reviewed the levels at which breakpoints occurred and the amount of the reductions. The Board also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the LargeCap S&P 500 Index Fund, MidCap S&P 400 Index Fund, SmallCap S&P 600 Index Fund, Ultra Short Bond Fund and the LifeTime Funds series do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Funds has a relatively low basis point fee for initial Fund assets and the Board concluded that these Funds do not generate sufficient economies of scale at their current asset sizes to justify a breakpoint at this time.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale at current asset levels.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these fall-out benefits.

The Board also considered the character and amount of other incidental benefits received by each Subadvisor. The Board considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that, taking into account these benefits, the fees charged under each Subadvisory Agreement were reasonable.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the changes proposed by the Manager, is in the best interests of each Fund.

Brown, Montag, TS&W, Clearbridge, Guggenheim and Tortoise Subadvisory Agreements

At its June 8, 2009 meeting, the Board considered whether to approve subadvisory agreements with Brown related to the LargeCap Growth Fund I series and Montag related to the LargeCap Growth Fund II series. At its September 14, 2009 meeting, the Board considered whether to approve subadvisory agreements with TS&W related to the LargeCap Value Fund I series, Clearbridge related to the LargeCap Blend Fund II series, Guggenheim related to the Global Diversified Income Fund series and Tortoise related to the Global Diversified Income Fund series.

The Board considered the nature, quality and extent of services expected to be provided under each subadvisory agreement. The Board considered the reputation, qualifications and background of each subadvisor, investment approach of each subadvisor, the experience and skills of each subadvisor’s investment personnel who would be responsible for the day-to-day management of the series, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the Funds and that the due-diligence program recommended each subadvisor for the Funds.

The Board reviewed historical composite performance of each subadvisor as compared to its Morningstar peer group and relevant benchmark index as well as their expected performance. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

With respect to the subadvisory fees proposed to be paid to the subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and each subadvisor. The Board also compared the proposed fee schedule to that of the existing subadvisors for each Fund. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Funds under each proposed subadvisory agreement. The Board noted the breakpoints included in the fee schedules for Brown, Montag, TS&W, Clearbridge, and Tortoise and concluded that each of the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. The Board noted that the fee schedule for Guggenheim does not include breakpoints but concluded that the fee schedule is appropriate at current asset levels. On the basis of the information provided, the Board concluded that the proposed subadvisory fees were reasonable.

The Board determined that it need not review estimated levels of profits to each subadvisor because, as the Board noted, the Manager will compensate each subadvisor from its own management fees and the Manager had negotiated each subadvisory agreement with each subadvisor at arm’s-length. The Board also considered the character and amount of other incidental benefits to be received by the subadvisors. The Board noted the Manager’s representation that TS&W, Clearbridge, Brown and Montag have a policy to use soft dollars within the Section 28(e) safe harbor. The Board also noted the Manager’s representation that neither Guggenheim nor Tortoise intends to use soft dollars.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the subadvisory agreements were fair and reasonable and that approval of the sub-advisory agreements was in the best interests of the Funds.

PGI and Mellon Subadvisory Agreements and Amended Management Agreement with Manager

At the September 14, 2009 meeting, the Board also considered whether to approve the amended subadvisory agreements with PGI related to the International Equity Index Fund and Mellon related to the Bond Market Index Fund and an amended and restated Management Agreement with the Manager related to the International Equity Index Fund and the Bond Market Index Fund. The Management Agreement and the subadvisory agreements are collectively referred to as the “Advisory Agreements.”

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that in September 2009, in connection with the renewal of management agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisors for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the Manager. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the International Equity Index and Bond Market Index Funds under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services expected to be provided under each subadvisory agreement. The Board considered the reputation, qualifications and background of each subadvisor, investment approach of each subadvisor, the experience and skills of each subadvisor’s investment personnel who would be responsible for the day-to-day management of the Funds, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the Funds and that the Manager recommended each subadvisor for the Funds based upon that program.

As the International Equity Index Fund and the Bond Market Index Fund were newly created series, the Board did not review performance of the Funds since no track records were available. The Board considered the representation by the Manager that PGI has achieved a solid performance record with other passive equity strategies, while maintaining satisfactory risk controls, and considered the ability of PGI to manage this type of index fund. The Board reviewed the historical performance of a Mellon composite portfolio with an investment strategy similar to the proposed portfolio strategy for the Bond Market Index Fund, as compared to a Morningstar peer group and the relevant benchmark index. The Board noted that as of June 30, 2009, Mellon had outperformed the relevant benchmark index over the last one, three, five and ten year periods. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered the Funds’ management and subadvisory fees. The Board received information from the Manager, based on data supplied by Lipper Analytical Services, comparing the proposed management fees to advisory fees of mutual funds with similar investment objectives. With respect to the subadvisory fees proposed to be paid to Mellon, the Board considered that the subadvisory fee rates were negotiated at arm’s length between the Manager and the subadvisor. The Board noted that each subadvisor represented that the proposed subadvisory fee for the Funds was not higher than fees charged to its other subadvisory clients with the same mandate. The Board considered whether there are economies of scale with respect to the management and subadvisory services to be provided to the Funds under the Advisory Agreements. Although the proposed management fee schedules do not include breakpoints, the Board concluded that the fee schedules are appropriate at currently anticipated asset levels. The Board noted the breakpoints included in the subadvisors’ fee schedules and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

As the Funds are newly created series, the Board did not review information about the profitability of the Advisory Agreements to the Manager or subadvisors. The Board noted that, at least for the first year of operations, the profitability of the Funds was expected to be negative due to start-up costs and fee waivers, based upon forecasted asset levels. The Board also noted that the Manager has proposed to compensate the subadvisors from its own management fees and that the proposed fees are represented to be competitive. The Board also considered the character and amount of other incidental benefits to be received by the Manager and subadvisors. The Board noted the Manager’s representation that the soft dollar practices of PGI were appropriate and that Mellon will not use soft dollars.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of each Fund.

Reduction in Fees for Five Subadvisory Agreements

At its June 8, 2009 meeting, the Board considered whether to amend subadvisory agreements with UBS Global Asset Management (Americas) Inc. related to the LargeCap Value Fund I series, Goldman Sachs Asset Management LP related to the MidCap Value Fund I series, Emerald Advisers, Inc. related to the SmallCap Growth Fund II, Pyramis Global Advisors, LLC related to the International Fund I, and PGI related to the LifeTime Funds.

The Board noted that the amended subadvisory agreements were the same in all material aspects as the current subadvisory agreements other than changes lowering certain fee schedules for the listed Funds. As part of its consideration of the amendments, the Board noted that it approved the continuation of the subadvisory agreements for these subadvisors at its September 2008 meeting. In approving the amendments, the board determined that, given its previous consideration of the subadvisory agreements, it was not necessary to reconsider all of the factors it considered at its September 2008 meeting. The Board found that the change in each of the subadvisory fees would not reduce the quality or quantity of the services the subadvisor provides to the funds and that the subadvisors’ obligations under the subadvisory agreements would remain the same in all material respects.

SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholders Principal Funds, Inc. – MidCap Stock Fund Held October 19, 2009

1.	Approval of a Plan of Reorganization providing for the reorganization of the MidCap Stock Fund into the MidCap Blend Fund:

In Favor	Opposed	Abstain

23,899,916.532	2,284,401.034	1,156,431.857

FEDERAL INCOME TAX INFORMATION PRINCIPAL FUNDS,INC. October 31, 2009 (unaudited)

Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended October 31, 2009. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2009, that qualifies for the dividend received deduction is as follows:

	Deductible		Deductible
	Percentage		Percentage

Bond & Mortgage Securities Fund	4%	Principal LifeTime 2010 Fund	13%
Core Plus Bond Fund I	1	Principal LifeTime 2015 Fund	14
Disciplined LargeCap Blend Fund	100	Principal LifeTime 2020 Fund	21
Equity Income Fund	100	Principal LifeTime 2025 Fund	20
Global Diversified Income Fund	2	Principal LifeTime 2030 Fund	28
High Quality Intermediate-Term Bond Fund	1	Principal LifeTime 2035 Fund	31
High Yield Fund	1	Principal LifeTime 2040 Fund	35
LargeCap Blend Fund I	100	Principal LifeTime 2045 Fund	43
LargeCap Blend Fund II	100	Principal LifeTime 2050 Fund	40
LargeCap Growth Fund	100	Principal LifeTime 2055 Fund	40
LargeCap Growth Fund I	100	Principal LifeTime Strategic Income Fund	5
LargeCap Growth Fund II	100	SAM Balanced Portfolio	37
LargeCap S&P 500 Index Fund	100	SAM Conservative Balanced Portfolio	19
LargeCap Value Fund	100	SAM Conservative Growth Portfolio	59
LargeCap Value Fund I	100	SAM Flexible Income Portfolio	11
LargeCap Value Fund III	100	SAM Strategic Growth Portfolio	100
MidCap Blend Fund	100	SmallCap Blend Fund	100
MidCap S&P 400 Index Fund	100	SmallCap S&P 600 Index Fund	100
MidCap Value Fund I	100	SmallCap Value Fund	100
MidCap Value Fund III	100	SmallCap Value Fund I	100
Preferred Securities Fund	6	SmallCap Value Fund II	100
Principal Capital Appreciation Fund	100

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended October 31, 2009, taxed at a maximum rate of 15% is as follows:

	Percentage		Percentage

Bond & Mortgage Securities Fund	1%	Preferred Securities Fund	22%
Core Plus Bond Fund I	1	Principal Capital Appreciation Fund	100
Disciplined LargeCap Blend Fund	100	Principal LifeTime 2010 Fund	21
Diversified International Fund	100	Principal LifeTime 2015 Fund	20
Equity Income Fund	100	Principal LifeTime 2020 Fund	31
Global Diversified Income Fund	5	Principal LifeTime 2025 Fund	30
Global Real Estate Fund	23	Principal LifeTime 2030 Fund	43
High Yield Fund	3	Principal LifeTime 2035 Fund	47
International Emerging Markets Fund	100	Principal LifeTime 2040 Fund	54
International Fund I	100	Principal LifeTime 2045 Fund	68
International Growth Fund	100	Principal LifeTime 2050 Fund	61
International Value Fund I	62	Principal LifeTime 2055 Fund	63
LargeCap Blend Fund I	100	Principal LifeTime Strategic Income Fund	7
LargeCap Blend Fund II	100	Real Estate Securities Fund	5
LargeCap Growth Fund	100	SAM Balanced Portfolio	48
LargeCap Growth Fund I	100	SAM Conservative Balanced Portfolio	25
LargeCap Growth Fund II	100	SAM Conservative Growth Portfolio	76
LargeCap S&P 500 Index Fund	100	SAM Flexible Income Portfolio	16
LargeCap Value Fund	100	SAM Strategic Growth Portfolio	100
LargeCap Value Fund I	100	SmallCap Blend Fund	100
LargeCap Value Fund III	100	SmallCap S&P 600 Index Fund	93
MidCap Blend Fund	100	SmallCap Value Fund	100
MidCap S&P 400 Index Fund	100	SmallCap Value Fund I	100
MidCap Value Fund I	100	SmallCap Value Fund II	100
MidCap Value Fund III	100

Foreign Taxes Paid. The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended October 31, 2009, are as follows:

Foreign Taxes
Per Share

Diversified International Fund	.0258
Global Real Estate Securities Fund	.0064
International Emerging Markets Fund	.0546
International Fund I	.0254
International Growth Fund	.0235
International Value Fund I	.0343

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you receive from the Fund’s transfer agent.

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Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

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     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

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Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

FV401-03 | 12/2009 | #9289122011 ©2009 Principal Financial Services, Inc.

Principal Funds

2009 Annual Report for Institutional, J & R Share Classes

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Mark Grimmett, a member of the Registrant's Audit
Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.
October 31, 2008 - $809,798
October 31, 2009 - $832,946

(b) Audit-Related Fees. Ernst & Young has not provided any audit-related services to the registrant during the last two fiscal years that are not included in response to item 4(a).

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.
October 31, 2008 - $308,682
October 31, 2009 - $275,020

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Board of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. (the "Funds") effective for all engagements of the primary independent auditor.

1. The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

  Services that are subject to audit procedure during a financial statement audit;
  Services where the auditor would act on behalf of management;
  Services where the auditor is an advocate to the client's position in an adversarial proceeding;
  Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
  Financial information systems design and implementation;
  Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
  Actuarial services;
  Internal audit functions or human resources;
  Broker or dealer, investment advisor, or investment banking services;
  Legal services and expert services unrelated to the audit;
  Tax planning services related to listed, confidential and aggressive transactions;
  Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds including the immediate family members of such individuals;
  Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

2. (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s, provision of non-audit services, by the primary independent auditor, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Management Corporation or an affiliate of Principal Management Corporation that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.	Not less than annually, the primary independent auditor shall report to the Committee its independence policies, as well as all relationships that may bear on independence between the auditor and the Funds with respect to any services provided by the auditor, its subsidiaries or affiliates.

5.	The Committee shall ensure that the lead and concurring partners of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

	6.	The Funds or Principal Management Corporation may not hire or promote any former partner, principal, shareholder or professional employee ("Former Employee") of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or Principal Management Corporation proposes to hire the Former Employee. Neither the Funds nor Principal Management Corporation shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or Principal Management Corporation during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or Principal Management Corporation shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

	7.	For persons recently promoted or hired into a financial reporting oversight role, any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

	8.	The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Board of Directors of the Principal Funds on March 9, 2009).

(End of policy)

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.
October 31, 2008 - $343,682
October 31, 2009 - $360,159

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-
adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Ralph C. Eucher Ralph C. Eucher, Chairman and CEO

Date 12/21/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Ralph C. Eucher

Ralph C. Eucher, Chairman and CEO

Date 12/21/2009

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 12/21/2009